As filed with the Securities and Exchange Commission on April 19, 2018
1933 Act Registration No. 333-36316
1940 Act Registration No. 811-08517
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 77
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 608
Lincoln Life Variable Annuity Account N
(Exact Name of Registrant)
Lincoln ChoicePlusSM Access, Lincoln ChoicePlusSM II Access,
and Lincoln ChoicePlus AssuranceSM (C Share)
THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
(Name of Depositor)
1300 South Clinton Street
Post Office Box 1110
Fort Wayne, Indiana 46801
(Address of Depositor’s Principal Executive Offices)
Depositor’s Telephone Number, Including Area Code: (260) 455-2000
Kirkland L. Hicks, Esquire
The Lincoln National Life Insurance Company
150 North Radnor Chester Road
Radnor, PA 19087
(Name and Address of Agent for Service)
Copy to:
Scott C. Durocher, Esquire
The Lincoln National Life Insurance Company
350 Church Street
Hartford, Connecticut 06103
Approximate Date of Proposed Public Offering: Continuous
It is proposed that this filing will become effective:
/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/x/ on May 1, 2018, pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on __________, pursuant to paragraph (a)(1) of Rule 485
Title of Securities being registered:
Interests in a separate account under individual flexible
payment deferred variable annuity contracts.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln Life Variable Annuity Account N

Rate Sheet Prospectus Supplement dated May 1, 2018

This Rate Sheet Prospectus Supplement (“Rate Sheet”) does not apply if you have not elected Lincoln Lifetime Income® Advantage 2.0 (Managed Risk).  This supplement is for informational purposes and requires no action on your part.

This Rate Sheet provides the Guaranteed Annual Income rates and Guaranteed Income Benefit percentages that we are currently offering.  This Rate Sheet must be retained with the current prospectus.

Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your registered representative, or online at LincolnFinancial.com. This Rate Sheet has been filed with the Securities and Exchange Commission and can be viewed at www.sec.gov.

The rates below apply for applications and/or rider election forms signed between May 1, 2018 and May 20, 2018. The Guaranteed Annual Income rates may be different than those listed below for applications or rider election forms signed after May 20, 2018.

The Guaranteed Annual Income amount is calculated when you elect the rider. Upon the first Guaranteed Annual Income withdrawal, the Guaranteed Annual Income rate will be based on your age (or the younger of you and your spouse under the joint life option) as of the date of that withdrawal, and thereafter may not change unless an Automatic Annual Step-up occurs.

Single Life GAI Rate		Joint Life GAI Rate
Age	GAI Rate	Age	GAI Rate
55-58	3.50%	55-58	3.50%
59-64	4.50%	59-64	4.25%
65-74	5.50%	65-74	5.25%
75+	5.85%	75+	5.60%

The Guaranteed Income Benefit percentages may be different than those listed below for applications or rider election forms signed after May 20, 2018.

The Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value or Income Base, based on your age (or the age of the youngest life under a joint life option) at the time the Guaranteed Income Benefit is elected.

i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) elections for Contractowners who transition from Lincoln Lifetime Income® Advantage 2.0 (Managed Risk).

Single Life GIB %		Joint Life GIB %
Age	GIB %	Age
Under 40	2.50%	Under 40	2.50%
40-54	3.00%	40-54	3.00%
55-58	3.50%	55-58	3.50%
59-64	4.00%	59-69	4.00%
65-69	4.50%	70-74	4.50%
70-79	5.00%	75-79	5.00%
80+	5.50%	80+	5.50%

1

In order to receive the percentages and rates indicated in this Rate Sheet, your application or rider election form must be signed and dated on or before the last day of the effective period noted above. We must receive your application or rider election form in Good Order within 10 days from the date you sign your application or rider election form, and the annuity must be funded within 60 calendar days.  Additional paperwork may be required if these conditions are not met and you still wish to purchase the annuity in order to receive the applicable rates in effect at that time.

Subject to the rules above, if the Guaranteed Annual Income rates and Guaranteed Income Benefit percentages that we are currently offering on the day the contract and/or rider is issued are higher than the rates we were offering on the date you signed your application or rider election form and neither rates have decreased, you will receive the higher set of rates.  If any rates have decreased when we compare the Guaranteed Annual Income rates and Guaranteed Income Benefit percentages that we are offering on the day you signed your application or rider election form to the set of rates that we are offering on the day your contract and/ or rider is issued, your contract / rider will be issued with the set of rates that were in effect on the day you signed your application or rider election form, subject to meeting the rules above.

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THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln Life Variable Annuity Account N

Rate Sheet Prospectus Supplement dated May 1, 2018

This Rate Sheet Prospectus Supplement (“Rate Sheet”) does not apply if you have not elected Lincoln Market Select® Advantage.  This supplement is for informational purposes and requires no action on your part.

This Rate Sheet provides the Guaranteed Annual Income rates and Guaranteed Income Benefit percentages that we are currently offering.  This Rate Sheet must be retained with the current prospectus.

Current Rate Sheet will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your registered representative, or online at LincolnFinancial.com. This Rate Sheet has been filed with the Securities and Exchange Commission and can be viewed at www.sec.gov.

The rates below apply for applications and/or rider election forms signed between April 19, 2018 and May 20, 2018. The Guaranteed Annual Income rates may be different than those listed below for applications or rider election forms signed after May 20, 2018.

The Guaranteed Annual Income amount is calculated when you elect the rider. Upon the first Guaranteed Annual Income withdrawal, the Guaranteed Annual Income rate will be based on your age (or the younger of you and your spouse under the joint life option) as of the date of that withdrawal, and thereafter may not change unless an Automatic Annual Step-up occurs.

Single Life GAI Rate		Joint Life GAI Rate
Age	GAI Rate	Age	GAI Rate
55-58	3.50%	55-58	3.50%
59-64	4.00%	59-64	4.00%
65-74	5.00%	65-74	4.50%
75+	5.50%	75+	5.00%

The Guaranteed Income Benefit percentages may be different than those listed below for applications or rider election forms signed after May 20, 2018.

The Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value or Income Base, based on your age (or the age of the youngest life under a joint life option) at the time the Guaranteed Income Benefit is elected.

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i4LIFE® Advantage Select Guaranteed Income Benefit elections for Contractowners who transition from Lincoln Market Select® Advantage.

Single Life GIB %		Joint Life GIB %
Age	GIB %	Age	GIB %
Under 40	2.50%	Under 40	2.50%
40-54	3.00%	40-54	3.00%
55-58	3.50%	55-58	3.50%
59-64	4.00%	59-69	4.00%
65-69	4.50%	70-74	4.50%
70-79	5.00%	75-79	5.00%
80+	5.50%	80+	5.50%

In order to receive the percentages and rates indicated in this Rate Sheet, your application or rider election form must be signed and dated on or before the last day of the effective period noted above. We must receive your application or rider election form in Good Order within 10 days from the date you sign your application or rider election form, and the annuity must be funded within 60 calendar days.  Additional paperwork may be required if these conditions are not met and you still wish to purchase the annuity in order to receive the applicable rates in effect at that time.

Subject to the rules above, if the Guaranteed Annual Income rates and Guaranteed Income Benefit percentages that we are currently offering on the day the contract and/or rider is issued are higher than the rates we were offering on the date you signed your application or rider election form and neither rates have decreased, you will receive the higher set of rates.  If any rates have decreased when we compare the Guaranteed Annual Income rates and Guaranteed Income Benefit percentages that we are offering on the day you signed your application or rider election form to the set of rates that we are offering on the day your contract and/ or rider is issued, your contract / rider will be issued with the set of rates that were in effect on the day you signed your application or rider election form, subject to meeting the rules above.

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THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln Life Variable Annuity Account N

Rate Sheet Prospectus Supplement dated May 1, 2018

This Rate Sheet Prospectus Supplement (“Rate Sheet”) does not apply if you have not elected i4LIFE® Advantage Select Guaranteed Income Benefit.  This supplement is for informational purposes and requires no action on your part.

This Rate Sheet provides the i4LIFE® Advantage Select Guaranteed Income Benefit percentages that we are currently offering.  This Rate Sheet must be retained with the current prospectus.

Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your registered representative, or online at LincolnFinancial.com. This Rate Sheet has been filed with the Securities and Exchange Commission and can be viewed at www.sec.gov.

The rates below apply for applications and/or rider election forms signed between April 19, 2018 and May 20, 2018.  The Guaranteed Income Benefit percentages may be different than those listed below for applications or rider election forms signed after May 20, 2018.

Single Life GIB Percentage		Joint Life GIB Percentage
Age	GIB Percentage	Age	GIB Percentage
Under 40	2.50%	Under 40	2.50%
40-54	3.00%	40-54	3.00%
55-58	3.50%	55-58	3.50%
59-64	4.00%	59-69	4.00%
65-69	4.50%	70-74	4.50%
70-79	5.00%	75-79	5.00%
80+	5.50%	80+	5.50%

In order to receive the rate indicated in this Rate Sheet, your application or rider election form must be signed and dated on or before the last day of the effective period noted above. We must receive your application or rider election form in Good Order within 10 days from the date you sign your application or rider election form and the annuity must be funded within 60 calendar days.  Additional paperwork may be required if these conditions are not met and you still wish to purchase the annuity in order to receive the applicable rates in effect at that time.

Subject to the rules above, if the Guaranteed Income Benefit percentage rates that we are currently offering on the day the contract and/or rider is issued are higher than the rates we were offering on the date you signed your application or rider election form and neither rates have decreased, you will receive the higher set of rates.  If any rates have decreased when we compare the Guaranteed Income Benefit percentage rates that we are offering on the day you signed your application or rider election form to the set of rates that we are offering on the day your contract and/or rider is issued, your contract / rider will be issued with the set of rates that were in effect on the day you signed your application or rider election form, subject to meeting the rules above.

*Purchasers of Lincoln SmartSecurity® Advantage (regardless of the rider effective date) may use any remaining Guaranteed Amount (if greater than the Account Value) to calculate the initial Guaranteed Income Benefit.

Prospectus 1

Lincoln ChoicePlusSM Access
Individual Variable Annuity Contracts
Lincoln Life Variable Annuity Account N
May 1, 2018
Home Office:
The Lincoln National Life Insurance Company
1300 South Clinton Street
Fort Wayne, IN 46802
www.LincolnFinancial.com
1-888-868-2583
This prospectus describes an individual flexible premium deferred variable annuity contract that is issued by The Lincoln National Life Insurance Company (Lincoln Life or Company). This contract can be purchased as either a nonqualified annuity or qualified retirement annuity under Sections 408 (IRAs) and 408A (Roth IRAs) of the tax code. Generally, you do not pay federal income tax on the contract's growth until it is paid out. You receive tax deferral for an IRA whether or not the funds are invested in an annuity contract. Further, if your contract is a Roth IRA, you generally will not pay income tax on a distribution, provided certain conditions are met. Therefore, there should be reasons other than tax deferral for purchasing a qualified annuity contract.
The contract is designed to accumulate Contract Value and to provide income over a certain period of time, or for life, subject to certain conditions. The benefits offered under this contract may be a variable or fixed amount, if available, or a combination of both. This contract also offers a Death Benefit payable upon the death of the Contractowner or Annuitant. Certain benefits described in this prospectus are no longer available.
The state in which your contract is issued will govern whether or not certain features, riders, restrictions, limitations, charges and fees will apply to your contract. All material state variations are discussed in this prospectus, however, non-material variations may not be discussed. You should refer to your contract regarding state-specific features. Please check with your registered representative regarding availability.
The minimum initial Purchase Payment for the contract is $10,000. Additional Purchase Payments, subject to certain restrictions, may be made to the contract and must be at least $100 per payment ($25 if transmitted electronically), and at least $300 annually. We reserve the right to limit, restrict, or suspend Purchase Payments made to the contract upon advance written notice.
Except as noted below, you choose whether your Contract Value accumulates on a variable or a fixed (guaranteed) basis or both. Your contract may not offer a fixed account or if permitted by your contract, we may discontinue accepting Purchase Payments or transfers into the fixed side of the contract at any time. If any portion of your Contract Value is in the fixed account, we promise to pay you your principal and a minimum interest rate. We may impose restrictions on the fixed account for the life of your contract or during certain periods. Also, a market value adjustment may be applied to any withdrawal, surrender or transfer from the fixed account before the expiration date of a Guaranteed Period.
All Purchase Payments for benefits on a variable basis will be placed in Lincoln Life Variable Annuity Account N (Variable Annuity Account [VAA]). The VAA is a segregated investment account of Lincoln Life. You take all the investment risk on the Contract Value and the retirement income for amounts placed into one or more of the contract’s variable options (“Subaccounts”), which, in turn, invest in corresponding underlying funds. If the Subaccounts you select make money, your Contract Value goes up; if they lose money, it goes down. How much it goes up or down depends on the performance of the Subaccounts you select. We do not guarantee how any of the Subaccounts or their funds will perform. Also, neither the U.S. Government nor any federal agency insures or guarantees your investment in the contract. The contracts are not bank deposits and are not endorsed by any bank or government agency.
The available funds are listed below:
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Franchise Fund
Invesco V.I. Core Equity Fund
Invesco V.I. Equally-Weighted S&P 500 Fund1
Invesco V.I. International Growth Fund
AllianceBernstein Variable Products Series Fund:
AB VPS Global Thematic Growth Portfolio
AB VPS Large Cap Growth Portfolio
AB VPS Small/Mid Cap Value Portfolio
ALPS Variable Investment Trust:
ALPS/Stadion Core ETF Portfolio
American Century Variable Portfolios, Inc.:
American Century VP Balanced Fund
American Century VP Large Company Value Fund*
American Funds Insurance Series®:
American Funds Global Growth Fund
American Funds Global Small Capitalization Fund
American Funds Growth Fund
American Funds Growth-Income Fund
American Funds International Fund
BlackRock Variable Series Funds, Inc.:
BlackRock Global Allocation V.I. Fund

1

Delaware VIP® Trust:
Delaware VIP® Diversified Income Series
Delaware VIP® Emerging Markets Series
Delaware VIP® High Yield Series
Delaware VIP® Limited-Term Diversified Income Series
Delaware VIP® REIT Series
Delaware VIP® Small Cap Value Series
Delaware VIP® Smid Cap Core Series
Delaware VIP® U.S. Growth Series
Delaware VIP® Value Series
Deutsche Investments VIT Funds:
Deutsche Small Cap Index VIP Portfolio
Deutsche Variable Series II:
Deutsche Alternative Asset Allocation VIP Portfolio
Fidelity® Variable Insurance Products:
Fidelity® VIP Contrafund® Portfolio
Fidelity® VIP FundsManager® 50% Portfolio
Fidelity® VIP Growth Portfolio
Fidelity® VIP Mid Cap Portfolio
First Trust Variable Insurance Trust:
First Trust/Dow Jones Dividend & Income Allocation Portfolio2
Franklin Templeton Variable Insurance Products Trust:
Franklin Income VIP Fund
Franklin Mutual Shares VIP Fund
Templeton Global Bond VIP Fund
Templeton Growth VIP Fund
Janus Aspen Series:
Janus Henderson Balanced Portfolio
Janus Henderson Enterprise Portfolio
Janus Henderson Global Research Portfolio
JPMorgan Insurance Trust:
JPMorgan Insurance Trust Core Bond Portfolio
JPMorgan Insurance Trust Global Allocation Portfolio
Legg Mason Partners Variable Equity Trust:
ClearBridge Variable Large Cap Growth Portfolio
ClearBridge Variable Mid Cap Portfolio
QS Variable Conservative Growth
Lincoln Variable Insurance Products Trust:
LVIP American Century Select Mid Cap Managed Volatility Fund
LVIP Baron Growth Opportunities Fund
LVIP BlackRock Dividend Value Managed Volatility Fund
LVIP BlackRock Global Allocation V.I. Managed Risk Fund
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
LVIP BlackRock Inflation Protected Bond Fund
LVIP BlackRock Scientific Allocation Fund
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
LVIP Blended Core Equity Managed Volatility Fund
LVIP Blended Large Cap Growth Managed Volatility Fund
LVIP Blended Mid Cap Managed Volatility Fund
LVIP Clarion Global Real Estate Fund
LVIP ClearBridge Large Cap Managed Volatility Fund
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Delaware Social Awareness Fund
LVIP Delaware Special Opportunities Fund
LVIP Delaware Wealth Builder Fund
LVIP Dimensional International Core Equity Fund
LVIP Dimensional International Equity Managed Volatility Fund
LVIP Dimensional U.S. Core Equity 1 Fund
LVIP Dimensional U.S. Core Equity 2 Fund
LVIP Dimensional U.S. Equity Managed Volatility Fund
LVIP Dimensional/Vanguard Total Bond Fund
LVIP Franklin Templeton Global Equity Managed Volatility Fund
LVIP Franklin Templeton Multi-Asset Opportunities Fund
LVIP Franklin Templeton Value Managed Volatility Fund
LVIP Global Conservative Allocation Managed Risk Fund
LVIP Global Growth Allocation Managed Risk Fund
LVIP Global Income Fund
LVIP Global Moderate Allocation Managed Risk Fund
LVIP Goldman Sachs Income Builder Fund
LVIP Government Money Market Fund
LVIP Invesco Diversified Equity-Income Managed Volatility Fund
LVIP Invesco Select Equity Managed Volatility Fund
LVIP JPMorgan High Yield Fund
LVIP JPMorgan Retirement Income Fund
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
LVIP MFS International Equity Managed Volatility Fund
LVIP MFS International Growth Fund
LVIP MFS Value Fund
LVIP Mondrian International Value Fund
LVIP Multi-Manager Global Equity Managed Volatility Fund
LVIP PIMCO Low Duration Bond Fund
LVIP Select Core Equity Managed Volatility Fund
LVIP SSGA Bond Index Fund
LVIP SSGA Conservative Index Allocation Fund
LVIP SSGA Conservative Structured Allocation Fund
LVIP SSGA Developed International 150 Fund
LVIP SSGA Emerging Markets 100 Fund
LVIP SSGA Global Tactical Allocation Managed Volatility Fund
LVIP SSGA International Index Fund
LVIP SSGA International Managed Volatility Fund
LVIP SSGA Large Cap 100 Fund
LVIP SSGA Large Cap Managed Volatility Fund
LVIP SSGA Mid-Cap Index Fund
LVIP SSGA Moderate Index Allocation Fund
LVIP SSGA Moderate Structured Allocation Fund
LVIP SSGA Moderately Aggressive Index Allocation Fund
LVIP SSGA Moderately Aggressive Structured Allocation Fund
LVIP SSGA S&P 500 Index Fund3
LVIP SSGA Short-Term Bond Index Fund*
LVIP SSGA Small-Cap Index Fund
LVIP SSGA Small-Mid Cap 200 Fund
LVIP SSGA SMID Cap Managed Volatility Fund
LVIP T. Rowe Price 2010 Fund
LVIP T. Rowe Price 2020 Fund
LVIP T. Rowe Price 2030 Fund
LVIP T. Rowe Price 2040 Fund
LVIP T. Rowe Price Growth Stock Fund
LVIP T. Rowe Price Structured Mid-Cap Growth Fund
LVIP U.S. Growth Allocation Managed Risk Fund
LVIP Vanguard Domestic Equity ETF Fund
LVIP Vanguard International Equity ETF Fund
LVIP Wellington Capital Growth Fund
LVIP Wellington Mid-Cap Value Fund
LVIP Western Asset Core Bond Fund
2

MFS® Variable Insurance Trust:
MFS® VIT Growth Series
MFS® VIT Total Return Series
MFS® VIT Utilities Series
MFS® Variable Insurance Trust II:
MFS® VIT II Core Equity Portfolio
Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio
PIMCO Variable Insurance Trust:
PIMCO VIT CommodityRealReturn® Strategy Portfolio
Putnam Variable Trust:
Putnam VT Equity Income Fund
Putnam VT George Putnam Balanced Fund
Putnam VT Global Health Care Fund
*	Refer to the Description of the Funds section of this prospectus for specific information regarding availability of funds.
[1]	Standard & Poor’s®,” “S&P®,” “Standard & Poor’s Equal Weight Index,” “S&P EWI,” “S&P 500®,” “Standard & Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Invesco V.I. Equally-Weighted S&P 500 Fund. The fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the fund.
[2]	Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademark has been licensed to S&P Dow Jones Indices LLC and has been sublicensed for use for certain purposes by First Trust Advisors L.P. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of purchasing the product.
[3]	The Index to which this fund is managed to is a product of S&P Dow Jones Indices LLC (“SPDJI”) and has been licensed for use by one or more of the portfolio’s service providers (licensee). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the licensees. S&P®, S&P GSCI® and the Index are trademarks of S&P and have been licensed for use by SPDJI and its affiliates and sublicensed for certain purposes by the licensee. The Index is not owned, endorsed, or approved by or associated with any additional third party. The licensee’s products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, or their third party licensors, and none of these parties or their respective affiliates or third party licensors make any representation regarding the advisability of investing in such products, nor do they have any liability for any errors, omissions, or interruptions of the Index.
This prospectus gives you information about the contract that you should know before you decide to buy a contract and make Purchase Payments. You should also review the prospectuses for the funds and keep all prospectuses for future reference.
Neither the SEC nor any state securities commission has approved this contract or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.
More information about the contract is in the current Statement of Additional Information (SAI), dated the same date as this prospectus. The SAI is incorporated by reference into this prospectus and is legally part of this prospectus. For a free copy of the SAI, write: The Lincoln National Life Insurance Company, PO Box 2348, Fort Wayne, IN 46801-2348, or call 1-888-868-2583. The SAI and other information about Lincoln Life and the VAA are also available on the SEC's website (http://www.sec.gov). There is a table of contents for the SAI on the last page of this prospectus.
3

4

Special Terms
In this prospectus, the following terms have the indicated meanings:
Access Period—Under i4LIFE® Advantage, a defined period of time during which we make Regular Income Payments to you while you still have access to your Account Value. This means that you may make withdrawals, surrender the contract, and have a Death Benefit.
Account or Variable Annuity Account (VAA)—The segregated investment account, Account N, into which we set aside and invest the assets for the variable side of the contract offered in this prospectus.
Account Value—Under i4LIFE® Advantage, the initial Account Value is the Contract Value on the Valuation Date that i4LIFE® Advantage is effective (or initial Purchase Payment if i4LIFE® Advantage is purchased at contract issue), less any applicable premium taxes. During the Access Period, the Account Value on a Valuation Date equals the total value of all of the Contractowner's Accumulation Units plus the Contractowner's value in the fixed account, reduced by Regular Income Payments, Guaranteed Income Benefit payments and withdrawals.
Accumulation Unit—A measure used to calculate Contract Value for the variable side of the contract before the Annuity Commencement Date and to calculate the i4LIFE® Advantage Account Value during the Access Period.
Annuitant—The person upon whose life the annuity benefit payments are based, and upon whose death a Death Benefit may be paid.
Annuity Commencement Date—The Valuation Date when funds are withdrawn or converted into Annuity Units or fixed dollar payout for payment of retirement income benefits under the Annuity Payout option you select (other than i4LIFE® Advantage).
Annuity Payout—A regularly scheduled payment (under any of the available annuity options) that occurs after the Annuity Commencement Date (or Periodic Income Commencement Date if i4LIFE® Advantage has been elected). Payments may be variable or fixed, or a combination of both.
Annuity Unit—A measure used to calculate the amount of Annuity Payouts for the variable side of the contract after the Annuity Commencement Date.
Automatic Annual Step-up—Under certain Living Benefit Riders, the Guaranteed Amount, Income Base and/or Enhancement Base will automatically step up to the Contract Value on each Benefit Year anniversary, subject to certain conditions.
Beneficiary—The person you choose to receive any Death Benefit paid if you die before the Annuity Commencement Date.
Benefit Year—Under certain Living Benefit Riders, the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. Under Lincoln SmartSecurity® Advantage, if the
Contractowner elects a step-up, the Benefit Year will begin on the effective date of the step-up and each anniversary of the step-up after that.
Contractowner (you, your, owner)—The person who can exercise the rights within the contract (decides on investment allocations, transfers, payout option, designates the Beneficiary, etc.). Usually, but not always, the Contractowner is the Annuitant.
Contract Value (may be referred to as Account Value in marketing materials)—At any given time before the Annuity Commencement Date, the total value of all Accumulation Units of a contract, plus the value of the fixed side of the contract, if any.
Contract Year—Each 12-month period starting with the effective date of the contract and starting with each contract anniversary after that.
Death Benefit—Before the Annuity Commencement Date, the amount payable to your designated Beneficiary if the Contractowner dies. As an alternative, the Contractowner may receive a Death Benefit on the death of the Annuitant prior to the Annuity Commencement Date.
Enhancement—A feature under certain Living Benefit Riders in which the Guaranteed Amount or Income Base, minus Purchase Payments received in the preceding Benefit Year, will be increased, subject to certain conditions and limitations.
Enhancement Base—Under certain Living Benefit Riders, a value used to calculate the amount added to the Income Base when an Enhancement occurs. The Enhancement Base is equal to the Contract Value on the effective date of the rider, and is adjusted as set forth in this prospectus.
Enhancement Period—Under certain Living Benefit Riders, the 10-year period during which an Enhancement is in effect. A new Enhancement Period may begin each time an Automatic Annual Step-up to the Contract Value occurs, subject to certain conditions.
Excess Withdrawals—Amounts withdrawn during a Benefit Year, as specified for each Living Benefit Rider, which decrease or eliminate the guarantees under the rider.
Good Order—The actual receipt at our Home Office of the requested transaction in writing or by other means we accept, along with all information and supporting legal documentation necessary to effect the transaction. The forms we provide will identify the necessary documentation. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirements at any time.
Guaranteed Amount—The value used to calculate your withdrawal benefit under Lincoln Lifetime IncomeSM Advantage or Lincoln SmartSecurity® Advantage.

5

Guaranteed Amount Annuity Payment Option—A fixed Annuity Payout option available under Lincoln SmartSecurity® Advantage under which the Contractowner (and spouse if applicable) will receive annual annuity payments equal to the Maximum Annual Withdrawal amount for life.
Guaranteed Annual Income—The guaranteed periodic withdrawal amount available from the contract each Benefit Year for life under certain Living Benefit Riders.
Guaranteed Annual Income Amount Annuity Payout Option—A payout option available under certain Living Benefit Riders in which the Contractowner (and spouse if applicable) will receive annual annuity payments equal to the Guaranteed Annual Income amount for life.
Guaranteed Period—The period during which Contract Value in a fixed account will be credited a guaranteed interest rate.
Income Base—Under certain Living Benefit Riders, the Income Base is a value used to calculate your Guaranteed Annual Income amount or the minimum payouts under your contract at a later date. The initial Income Base is equal to your initial Purchase Payment (or your Contract Value on the effective date of the rider, if you elect the rider after we have issued the contract). The Income Base is increased by Enhancements, Automatic Annual Step-ups and additional Purchase Payments, and reduced upon an Excess Withdrawal.
Investment Requirements—Restrictions in how you may allocate your Subaccount investments if you own certain Living Benefit Riders.
Lifetime Income Period—Under i4LIFE® Advantage, the period of time following the Access Period during which we make Regular Income Payments to you for the rest of your life (and Secondary Life, if applicable). During the Lifetime Income Period, you will no longer have access to your Account Value or receive a Death Benefit.
Lincoln Life (we, us, our, Company)—The Lincoln National Life Insurance Company.
Living Benefit Rider—A general reference to optional riders that provide some type of a minimum guarantee while you are alive. If you select a Living Benefit Rider, Excess Withdrawals may have adverse effects on the benefit, and you may be subject to Investment Requirements.
Market Value Adjustment—An upward or downward adjustment on the amount of Contract Value in the fixed account upon a transfer, withdrawal or surrender of Contract Value from the fixed account due to fluctuations in interest rates.
Maximum Annual Withdrawal—The guaranteed periodic withdrawal available under Lincoln Lifetime IncomeSM Advantage and Lincoln SmartSecurity® Advantage.
Maximum Annual Withdrawal Amount Annuity Payout Option — A fixed Annuity Payout option available under Lincoln Lifetime IncomeSM Advantage under which the Contractowner (and spouse if applicable) will receive annual annuity payments equal to the Maximum Annual Withdrawal amount for life.
Nursing Home Enhancement—A feature that will increase the Guaranteed Annual Income amount under Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) and Lincoln Lifetime IncomeSM Advantage 2.0 or the Maximum Annual Withdrawal amount under Lincoln Lifetime IncomeSM Advantage upon admittance to an approved nursing care facility, subject to certain conditions.
Periodic Income Commencement Date—The Valuation Date on which the amount of i4LIFE® Advantage Regular Income Payments are determined.
Purchase Payments—Amounts paid into the contract.
Rate Sheet—A prospectus supplement, that will be filed periodically, where we declare the current withdrawal rates or Guaranteed Income Benefit percentages under certain Living Benefit Riders.
Regular Income Payments—The variable, periodic income payments paid under i4LIFE® Advantage.
Subaccount—Each portion of the VAA that reflects investments in Accumulation and Annuity Units of a class of a particular fund available under the contracts. There is a separate Subaccount which corresponds to each class of a fund.
Secondary Life—Under certain Living Benefit Riders, the person designated by the Contractowner upon whose life the annuity payments will also be contingent.
Valuation Date—Each day the New York Stock Exchange (NYSE) is open for trading.
Valuation Period—The period starting at the close of trading (normally 4:00 p.m. New York time) on each day that the NYSE is open for trading (Valuation Date) and ending at the close of such trading on the next Valuation Date.
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Expense Tables
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract.
The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer Contract Value between investment options, and/or the fixed account (if available). State premium taxes may also be deducted. The premium tax rates range from zero to 5%.
CONTRACTOWNER TRANSACTION EXPENSES
Accumulation Phase:
We may apply a market value adjustment to amounts being withdrawn, surrendered or transferred from a Guaranteed Period account (except for dollar cost averaging, cross-reinvestment, withdrawals up to the Maximum Annual Withdrawal amount under Lincoln SmartSecurity® Advantage and Regular Income Payments under i4LIFE® Advantage). See Fixed Side of the Contract.

The following tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses. Only one table will apply to a given Contractowner. The tables differ based on whether the Contractowner has purchased the i4LIFE® Advantage rider.
•	Table A reflects the expenses for a contract that has not elected i4LIFE® Advantage (base contract).
•	Table B reflects the expenses for a contract that has elected i4LIFE® Advantage.
•	Table C reflects the expenses for i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) for Contractowners who transition from Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk).
•	Table D reflects the expenses for i4LIFE® Advantage Select Guaranteed Income Benefit for Contractowners who transition from Lincoln Market Select® Advantage.
•	Table E reflects the expenses for i4LIFE® Advantage for Contractowners who transition from 4LATER® Advantage.

TABLE A
Expenses for a Contract that has not Elected i4LIFE® Advantage (Base contract)
Annual Account Fee:[1]	$35

Separate Account Annual Expenses (as a percentage of average daily net assets in the Subaccounts):[2]
Estate Enhancement Benefit (EEB) in Combination with 5% Step-up
Mortality and Expense Risk Charge	1.75%
Administrative Charge	0.15%
Total Separate Account Expenses	1.90%
Estate Enhancement Benefit (EEB) Without 5% Step-up
Mortality and Expense Risk Charge	1.70%
Administrative Charge	0.15%
Total Separate Account Expenses	1.85%
5% Step-up Benefit
Mortality and Expense Risk Charge	1.65%
Administrative Charge	0.15%
Total Separate Account Expenses	1.80%
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
Mortality and Expense Risk Charge	1.50%
Administrative Charge	0.15%
Total Separate Account Expenses	1.65%

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Optional Living Benefit Rider Charges:	Single Life	Joint Life
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) riders elected on or after May 21, 2018:[3]
Guaranteed Maximum Annual Charge	2.25%	2.45%
Current Initial Annual Charge	1.25%	1.50%
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) riders elected prior to May 21, 2018:[3,4]
Guaranteed Maximum Annual Charge	2.00%	2.00%
Current Initial Annual Charge	1.05%	1.25%
Lincoln Market Select® Advantage:[3]
Guaranteed Maximum Annual Charge	2.25%	2.45%
Current Initial Annual Charge	1.25%	1.50%
Lincoln Lifetime IncomeSM Advantage:[5]
Guaranteed Maximum Charge	1.50%	1.50%
Current Charge	0.90%	0.90%
Additional Charge for Lincoln Lifetime IncomeSM Advantage Plus	0.15%	0.15%
Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option:[6]
Guaranteed Maximum Charge	1.50%	1.50%
Current Charge	0.85%	1.00%
Lincoln SmartSecurity® Advantage – 5 Year Automatic Step-up option:[6]
Guaranteed Maximum Charge	0.95%	N/A
Current Charge	0.85%	N/A
4LATER® Advantage:[7]
Guaranteed Maximum Charge	1.50%	N/A
Current Charge	0.65%	N/A
[1]	During the accumulation phase, the account fee will be deducted from your Contract Value on each contract anniversary, or upon surrender of the contract. The account fee will be waived if your Contract Value is $100,000 or more on the contract anniversary (or date of surrender). This account fee may be less in some states and will be waived after the fifteenth Contract Year, regardless of your Contract Value.
[2]	The mortality and expense risk charge is 1.25% and the administrative charge rate is 0.15% on and after the Annuity Commencement Date.
[3]	As an annualized percentage of the Income Base, as increased for subsequent Purchase Payments, Automatic Annual Step-ups and Enhancements, and decreased by Excess Withdrawals. This charge is deducted from the Contract Value on a quarterly basis. See Charges and Other Deductions – Rider Charges for more information about your Living Benefit Rider.
[4]	The charge for Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) also applies to an older version of the rider - Lincoln Lifetime IncomeSM Advantage 2.0 - which is no longer available for purchase.
[5]	As an annualized percentage of the Guaranteed Amount as increased for subsequent Purchase Payments, Automatic Annual Step-ups, Enhancements and the 200% step-up, and decreased for withdrawals. This charge is deducted from the Contract Value on a quarterly basis. For Lincoln Lifetime IncomeSM Advantage riders purchased before January 20, 2009, the current annual charge rate will increase from 0.75% to 0.90% upon the earlier of (a) the next Automatic Annual Step-up of the Guaranteed Amount or (b) the next Benefit Year anniversary if cumulative Purchase Payments received after the first Benefit Year anniversary equal or exceed $100,000. A discussion of the charges for this closed rider can be found in an Appendix to this prospectus.
[6]	As an annualized percentage of the Guaranteed Amount, as increased for subsequent Purchase Payments, and step-ups and decreased for withdrawals. This charge is deducted from the Contract Value on a quarterly basis. For Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up option riders purchased prior to December 3, 2012, the current annual charge rate will increase to 0.85% (single life option) and 1.00% (joint life option) upon the next election of a step-up of the Guaranteed Amount. For Lincoln SmartSecurity® Advantage - 5 Year Elective Step-up option riders the current annual charge rate will increase to 0.85% upon the next election of a step-up of the Guaranteed Amount. A discussion of the charges for this closed rider can be found in an Appendix to this rider.
[7]	As an annualized percentage of the Income Base, as increased for subsequent Purchase Payments, automatic 15% enhancements, and resets and decreased for withdrawals. This charge is deducted from the Subaccounts on a quarterly basis. For riders purchased before January 20, 2009, the current annual charge rate will increase from 0.50% to 0.65% upon the next election to reset the Income Base. A discussion of the charges for this closed rider can be found in an Appendix to this prospectus.

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TABLE B
Expenses for a Contract that has Elected i4LIFE® Advantage
Annual Account Fee:[1]	$35

i4LIFE® Advantage without a Guaranteed Income Benefit rider:[2]
Enhanced Guaranteed Minimum Death Benefit (EGMDB)	2.10%
Account Value Death Benefit	1.90%

i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) riders elected on or after May 21, 2018 and i4LIFE® Advantage Select Guaranteed Income Benefit riders:[3]	Single Life	Joint Life
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
Guaranteed Maximum Charge	4.35%	4.55%
Current Charge	3.05%	3.25%
Account Value Death Benefit
Guaranteed Maximum Charge	4.15%	4.35%
Current Charge	2.85%	3.05%

i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) riders elected prior to May 21, 2018 and i4LIFE® Advantage Guaranteed Income Benefit (version 4) riders:[3]	Single Life	Joint Life
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
Guaranteed Maximum Charge	4.10%	4.10%
Current Charge	2.75%	2.95%
Account Value Death Benefit
Guaranteed Maximum Charge	3.90%	3.90%
Current Charge	2.55%	2.75%

i4LIFE® Advantage Guaranteed Income Benefit (versions 1, 2 and 3):[4]	Single/Joint Life
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
Guaranteed Maximum Charge	3.60%
Current Charge	2.60%
Account Value Death Benefit
Guaranteed Maximum Charge	3.40%
Current Charge	2.40%
[1]	During the Access Period, the account fee will be deducted from your Contract Value on each contract anniversary, or upon surrender of the contract. The account fee will be waived if your Contract Value is $100,000 or more on the contract anniversary (or date of surrender). This account fee may be less in some states and will be waived after the fifteenth Contract Year, regardless of your Contract Value.
[2]	As an annualized percentage of average Account Value, computed daily. This charge is assessed only on and after the effective date of i4LIFE® Advantage. These charges continue during the Access Period. The i4LIFE® Advantage charge rate is reduced to 1.90% during the Lifetime Income Period. See Charges and Other Deductions – i4LIFE® Advantage Rider Charge for more information.
[3]	The current annual charge rate for all Select Guaranteed Income Benefit rider and for Guaranteed Income Benefit (Managed Risk) riders elected on and after May 21, 2018, is 0.95% of Account Value for the single life option and 1.15% of Account Value for the joint life option with a guaranteed maximum charge rate of 2.25% (2.45% joint life option). The current annual charge rate for Guaranteed Income Benefit (Managed Risk) riders elected prior to May 21, 2018 and Guaranteed Income Benefit (version 4) riders is 0.65% of Account Value for the single life option and 0.85% of Account Value for the joint life option with a guaranteed maximum charge rate of 2.00%. These charges are added to the i4LIFE® Advantage charges to comprise the total charges reflected. During the Lifetime Income Period, the Guaranteed Income Benefit charge rate is added to the i4LIFE® Advantage charge rate of 1.90%. See Charges and Other Deductions – i4LIFE® Advantage Guaranteed Income Benefit Charge for more information.
[4]	The current annual charge for the Guaranteed Income Benefit (version 1, 2 and 3) is 0.50% of Account Value with a guaranteed maximum charge of 1.50%. This charge is added to the i4LIFE® Advantage charges to comprise the total charges reflected. During the Lifetime Income Period, the Guaranteed Income Benefit charge is added to the i4LIFE® Advantage charge of 1.90%. The percentage charge may change to the current charge in effect at the time you elect an additional step-up period, not to exceed the guaranteed maximum charge percentage. See Charges and Other Deductions – i4LIFE® Advantage Guaranteed Income Benefit Charge for more information.

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TABLE C
Expenses for i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) for Contractowners who Transition from Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk)
Annual Account Fee:[1]	$35

i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) for Contractowners who transition from Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk): [2]	Single/Joint Life
Separate Account Annual Expenses (as a percentage of average daily net assets in the Subaccounts):
Enhanced Guaranteed Minimum Death Benefit (EGMDB)	1.65%

i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) for Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) riders elected on or after May 21, 2018:[3]	Single Life	Joint Life
Guaranteed Maximum Annual Charge	2.25%	2.45%
Current Initial Annual Charge	1.25%	1.50%
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) for Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) riders elected prior to May 21, 2018:[2,3]
Guaranteed Maximum Annual Charge	2.00%	2.00%
Current Initial Annual Charge	1.05%	1.25%
[1]	During the Access Period, the account fee will be deducted from your Contract Value on each contract anniversary, or upon surrender of the contract. The account fee will be waived if your Contract Value is $100,000 or more on the contract anniversary (or date of surrender). This account fee may be less in some states and will be waived after the fifteenth Contract Year, regardless of your Contract Value.
[2]	These charges also apply to Lincoln Lifetime IncomeSM Advantage 2.0 purchasers who elect i4LIFE® Advantage Guaranteed Income Benefit (version 4).
[3]	As an annualized percentage of the greater of the Income Base (associated with your Living Benefit Rider) or Account Value. This charge is deducted from Account Value on a quarterly basis and only on and after the effective date of i4LIFE® Advantage. In the event of an automatic step-up in the Guaranteed Income Benefit, the dollar amount of the charge will increase by a two part formula: 1) the charge will increase by the same percentage that the Guaranteed Income Benefit payment increases and 2) the dollar amount of the charge will also increase by the percentage increase, if any, to the current charge rate of your Living Benefit Rider. (The charge for your Living Benefit Rider continues to be a factor in determining the i4LIFE® Advantage Guaranteed Income Benefit charge.) See Charges and Other Deductions – i4LIFE® Advantage Guaranteed Income Benefit Charge for Contractowners who transition from a Prior Rider for more information.

TABLE D
Expenses for i4LIFE® Advantage Select Guaranteed Income Benefit for Contractowners who Transition from Lincoln Market Select® Advantage
Annual Account Fee:[1]	$35

i4LIFE® Advantage Select Guaranteed Income Benefit for Contractowners who transition from Lincoln Market Select® Advantage:	Single/Joint Life
Separate Account Annual Expenses (as a percentage of average daily net assets in the Subaccounts):
Enhanced Guaranteed Minimum Death Benefit (EGMDB)	1.65%

i4LIFE® Advantage Select Guaranteed Income Benefit for Lincoln Market Select® Advantage riders:[2]	Single Life	Joint Life
Guaranteed Maximum Annual Charge	2.25%	2.45%
Current Initial Annual Charge	1.25%	1.50%
[1]	During the Access Period, the account fee will be deducted from your Contract Value on each contract anniversary, or upon surrender of the contract. The account fee will be waived if your Contract Value is $100,000 or more on the contract anniversary (or date of surrender). This account fee may be less in some states and will be waived after the fifteenth Contract Year, regardless of your Contract Value.
[2]	As an annualized percentage of the greater of the Income Base (associated with your Living Benefit Rider) or Account Value. This charge is deducted from Account Value on a quarterly basis and only on and after the effective date of i4LIFE® Advantage. In the event of an automatic step-up in the Guaranteed Income Benefit, the dollar amount of the charge will increase by a two part formula: 1) the charge will increase by the same percentage that the Guaranteed Income
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Benefit payment increases and 2) the dollar amount of the charge will also increase by the percentage increase, if any, to the current charge rate of your Living Benefit Rider. (The charge of your Living Benefit Rider continues to be a factor in determining the i4LIFE® Advantage Guaranteed Income Benefit charge.) See Charges and Other Deductions – i4LIFE® Advantage Guaranteed Income Benefit for Contractowners who transition from a Prior Rider for more information.

TABLE E
Expenses for i4LIFE® Advantage for Contractowners who Transition from 4LATER® Advantage
Annual Account Fee:[1]	$35

i4LIFE® Advantage with 4LATER® Advantage Guaranteed Income Benefit for Contractowners who transition from 4LATER® Advantage:[2]
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
Guaranteed Maximum Charge	3.60%
Current Charge	2.75%
Account Value Death Benefit
Guaranteed Maximum Charge	3.40%
Current Charge	2.55%
[1]	During the Access Period, the account fee will be deducted from your Contract Value on each contract anniversary, or upon surrender of the contract. The account fee will be waived if your Contract Value is $100,000 or more on the contract anniversary (or date of surrender). This account fee may be less in some states and will be waived after the fifteenth Contract Year, regardless of your Contract Value.
[2]	As an annualized percentage of average Account Value, computed daily. This charge is assessed only on and after the effective date of the Guaranteed Income Benefit. The current annual charge rate for the Guaranteed Income Benefit is 0.65% of the Account Value with a guaranteed maximum charge rate of 1.50%. This charge is added to the i4LIFE® Advantage charges to comprise the total charges reflected. During the Lifetime Income Period, the Guaranteed Income Benefit charge rate is added to the i4LIFE® Advantage charge rate of 1.90%. The charge rate will change to the current charge rate in effect upon election of a new step-up period, not to exceed the guaranteed maximum charge rate. For riders purchased before January 20, 2009, the current annual charge rate will increase from 0.50% to 0.65% upon the next election to reset the Income Base. See Charges and Other Deductions – 4LATER® Advantage Guaranteed Income Benefit Charge for more information.

The next item shows the minimum and maximum total annual operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The expenses are for the year ended December 31, 2017, adjusted to reflect anticipated changes in fees and expenses, or, for new portfolios, are based on estimates for the current fiscal year. More detail concerning each fund's fees and expenses is contained in the prospectus for each fund.
	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.24%	2.01%
Total Annual Fund Operating Expenses (after contractual waivers/reimbursements*)	0.24%	1.66%
*Some of the funds have entered into contractual waiver or reimbursement arrangements that may reduce fund management and other fees and/or expenses during the period of the arrangement. These arrangements vary in length, but no arrangement will terminate before April 30, 2019. There can be no assurance that fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each fund prospectus, and they may not cover certain expenses such as extraordinary expenses. Certain of these arrangements may provide that amounts previously waived or reimbursed may be recovered in future years. See each fund prospectus for complete information regarding annual operating expenses and any waivers or reimbursements in effect for a particular fund.
Certain underlying funds have reserved the right to impose fees when fund shares are redeemed within a specified period of time of purchase (“redemption fees”). As of the date of this prospectus, none have done so. See The Contracts - Market Timing for a discussion of redemption fees.
For information concerning compensation paid for the sale of the contracts, see Distribution of the Contracts.
EXAMPLES
The following Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contractowner transaction expenses, contract fees, separate account annual
11

expenses, and fund fees and expenses. The Examples have been calculated using the fees and expenses of the funds prior to the application of any contractual waivers and/or reimbursements.
The first Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that the EGMDB with 5% Step-Up Death Benefit and Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) at the guaranteed maximum charge are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1) If you surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$613	$1,869	$3,161	$6,516
2) If you annuitize or do not surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$613	$1,869	$3,161	$6,516
The next Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that the i4LIFE® Advantage with the EGMDB Death Benefit and Select Guaranteed Income Benefit at the guaranteed maximum charge are at the guaranteed maximum charge are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1) If you surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$654	$1,930	$3,166	$6,089
2) If you annuitize or do not surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$654	$1,930	$3,166	$6,089
For more information, see Charges and Other Deductions in this prospectus, and the prospectuses for the funds. Premium taxes may also apply, although they do not appear in the examples. Different fees and expenses not reflected in the examples may be imposed during a period in which Annuity Payouts are made. See Annuity Payouts. These examples should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.
Summary of Common Questions
What kind of contract am I buying? This contract is an individual deferred flexible premium variable annuity contract between you and Lincoln Life. You may allocate your Purchase Payments to the VAA or to the fixed account. This prospectus primarily describes the variable side of the contract. This contract and certain riders, benefits, service features and enhancements may not be available in all states, and the charges may vary in certain states. All material state variations are discussed in this prospectus, however, non-material variations may not be discussed. You should refer to your contract regarding state-specific features. Please check with your registered representative regarding availability. This contract is no longer available for purchase.
What is the Variable Annuity Account (VAA)? It is a separate account we established under Indiana insurance law, and registered with the SEC as a unit investment trust. VAA assets are allocated to one or more Subaccounts, according to your investment choices. VAA assets are not chargeable with liabilities arising out of any other business which we may conduct. See Variable Annuity Account.
What are Asset Allocation Models? Asset allocation models are designed to assist you and your registered representative in deciding how to allocate your Purchase Payments among the various Subaccounts. Each model provides a diversified investment portfolio by combining different asset classes to help it reach its stated investment goal. See The Contracts – Asset Allocation Models.
What are Investment Requirements? If you elect a Living Benefit Rider (except i4LIFE® Advantage without Guaranteed Income Benefit), you will be subject to certain requirements for your Subaccount investments, which means you may be limited in how much you can invest in certain Subaccounts. Different Investment Requirements apply to different riders. See The Contracts – Investment Requirements.
What are my investment choices? You may allocate your Purchase Payments to the VAA or to the fixed account, if available. Based upon your instruction for Purchase Payments, the VAA applies your Purchase Payments to one or more of the Subaccounts, which, in
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turn, invest in a corresponding underlying fund. Each fund holds a portfolio of securities consistent with its investment policy. See Investments of the Variable Annuity Account – Description of the Funds.
Who invests my money? Several different investment advisers manage the investment options. See Investments of the Variable Annuity Account – Description of the Funds.
How does the contract work? If we approve your application, we will send you a contract. When you make Purchase Payments during the accumulation phase, you buy Accumulation Units on the variable side of the contract and accumulate additional Contract Value through any investments in the fixed account, if available. If you decide to receive an Annuity Payout, your Accumulation Units are converted to Annuity Units. Your Annuity Payouts will be based on the number of Annuity Units you receive and the value of each Annuity Unit on payout days. See The Contracts.
What charges do I pay under the contract? We apply a charge to the daily net asset value of the VAA that consists of a mortality and expense risk charge based on the Death Benefit you select. There is an administrative charge in addition to the mortality and expense risk charge. The charges for any riders applicable to your contract will also be deducted from your Contract Value or Account Value if i4LIFE® Advantage is elected. See Charges and Other Deductions.
We will deduct any applicable premium tax from Purchase Payments or Contract Value, unless the governmental entity dictates otherwise, at the time the tax is incurred or at another time we choose.
See Expense Tables and Charges and Other Deductions for information regarding additional fees and expenses that may be incurred.
The funds' investment management fees, expenses and expense limitations, if applicable, are more fully described in the prospectuses for the funds.
The surrender, withdrawal or transfer of value before the end of the applicable Guaranteed Period associated with any investments in the fixed account may be subject to the Market Value Adjustment, if applicable. See Fixed Side of the Contract.
Charges may also be imposed during the regular income or Annuity Payout period, including i4LIFE® Advantage, if elected. See The Contracts and Annuity Payouts.
For information about the compensation we pay for sales of contracts, see The Contracts – Distribution of the Contracts.
Am I limited in the amount of Purchase Payments I can make into the contract? You may make Purchase Payments to the contract any time, prior to the Annuity Commencement Date, subject to certain restrictions. Purchase Payments totaling $2 million or more are subject to Home Office approval. This amount takes into consideration the total Purchase Payments for all variable annuity contracts issued by the Company (or its affiliates) (excluding Lincoln Investor Advantage® and Lincoln Level AdvantageSM contracts) for the same Contractowner, joint owner, and/or Annuitant. Upon providing advance written notice, we reserve the right to further limit, restrict, or suspend Purchase Payments made to the contract.
If you elect a Living Benefit Rider (other than any version of i4LIFE® Advantage Guaranteed Income Benefit), after the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year. State variations may apply. Please check with your registered representative. If you elect any version of i4LIFE® Advantage Guaranteed Income Benefit, no additional Purchase Payments will be allowed at any time after the Periodic Income Commencement Date. If you elect i4LIFE® Advantage without Guaranteed Income Benefit, no additional Purchase Payments will be allowed after the Periodic Income Commencement Date for nonqualified contracts. For more information about these restrictions and limitations, see The Contracts – Purchase Payments.
How will my Annuity Payouts be calculated? If you decide to annuitize, you may select an annuity option and start receiving Annuity Payouts from your contract as a fixed option or variable option or a combination of both. See Annuity Payouts - Annuity Options. Remember that participants in the VAA benefit from any gain, and take a risk of any loss, in the value of the securities in the funds' portfolios, which would decrease the amount applied to any payout option and the related payments.
What happens if I die before I annuitize? The Death Benefit may be paid upon the death of either the Contractowner or the Annuitant. Upon the death of the Contractowner, your Beneficiary will receive Death Benefit proceeds based upon the Death Benefit you select. Your Beneficiary has options as to how the Death Benefit is paid. In the alternative, upon the death of the Annuitant the Contractowner may choose to receive a Death Benefit. See The Contracts – Death Benefit.
What happens if I die on or after the Annuity Commencement Date? Once you reach the Annuity Commencement Date, any applicable Death Benefit will terminate.
May I transfer Contract Value between variable options and between the variable and fixed sides of the contract? Yes, subject to certain restrictions. Generally, transfers made before the Annuity Commencement Date are restricted to no more than 12 per Contract Year. The minimum amount that can be transferred to the fixed account is $2,000 (unless the total amount in the Subaccounts is less than $2,000). If transferring funds from the fixed account to a Subaccount, you may only transfer up to 25% of the total value invested in the fixed account in any 12-month period. The minimum amount that may be transferred is $300. Transfers from the fixed account may be subject to a Market Value Adjustment. If permitted by your contract, we may discontinue accepting transfers into the
13

fixed side of the contract at any time. See The Contracts – Transfers On or Before the Annuity Commencement Date and Transfers After the Annuity Commencement Date. For further information, see also the Fixed Side of the Contract and Guaranteed Periods.
What are Living Benefit Riders? Living Benefit Riders are optional riders available to purchase for an additional fee. These riders provide different types of minimum guarantees if you meet certain conditions. These riders offer either a minimum withdrawal benefit (Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Market Select® Advantage, Lincoln Lifetime IncomeSM Advantage 2.0, Lincoln Lifetime IncomeSM Advantage and Lincoln SmartSecurity® Advantage) or a minimum Annuity Payout (4LATER® Advantage and i4LIFE® Advantage with or without the Guaranteed Income Benefit). If you select a Living Benefit Rider, you will be subject to Investment Requirements (unless you elect i4LIFE® Advantage without Guaranteed Income Benefit). Excess Withdrawals may have adverse effects on the benefit (especially during times of poor investment performance), as they may result in a reduction or premature termination of those benefits or of those riders. If you are not certain how an Excess Withdrawal will reduce your future guaranteed amounts, you should contact either your registered representative or us prior to requesting a withdrawal to find out what, if any, impact the Excess Withdrawal will have on any guarantees under the Living Benefit Rider. Any guarantees under the contract that exceed your Contract Value are subject to our financial strength and claims-paying ability. We reserve the right to discontinue offering any of the Living Benefit Riders at any time upon advanced written notice to you. This means that there is a chance that you may not be able to elect these Living Benefit Riders in the future (unless you are guaranteed the right to elect i4LIFE® Advantage under the terms of your contract or i4LIFE® Advantage Guaranteed Income Benefit under the terms of another Living Benefit Rider). In addition, we may make different versions of the Living Benefit Riders available.
Which Living Benefit Riders are currently available? The riders that are currently available are: Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Market Select® Advantage, i4LIFE® Advantage Select Guaranteed Income Benefit, i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) and i4LIFE® Advantage (without Guaranteed Income Benefit). See Living Benefit Riders later in this prospectus regarding limitations on the availability of these riders.
Can I transition from my Living Benefit Rider to i4LIFE® Advantage Guaranteed Income Benefit? Under the terms of certain Living Benefit Riders you are guaranteed the right to transition to the applicable version of i4LIFE® Advantage Guaranteed Income Benefit. Please refer to the section of this prospectus that discusses your Living Benefit Rider for more information on whether you are eligible to transition. You should consider electing i4LIFE® Advantage when you are ready to immediately start receiving i4LIFE® Advantage payments, whereas with your current Living Benefit Rider, you may defer taking withdrawals until a later date. When deciding whether to make this transition, you should consider that, depending on your age (and the age of your spouse under the joint life option) and selected features of i4LIFE® Advantage, i4LIFE® Advantage may provide a higher payout than the payouts from your current Living Benefit Rider. See i4LIFE® Advantage Guaranteed Income Benefit Transitions for a discussion of this transition.
May I surrender the contract or make a withdrawal? Yes, subject to contract requirements and to the restrictions of any qualified retirement plan for which the contract was purchased. A portion of surrender or withdrawal proceeds may be taxable. In addition, if you decide to take a distribution before age 59½, a 10% Internal Revenue Service (IRS) additional tax may apply. A surrender or a withdrawal also may be subject to 20% withholding. See The Contracts – Federal Tax Matters.
Can I cancel this contract? Yes. You can cancel the contract within ten days (in some states longer) of the date you first receive the contract. You need to return the contract, postage prepaid, to our Home Office. In most states you assume the risk of any market drop on Purchase Payments you allocate to the variable side of the contract. See Return Privilege.
Condensed Financial Information
Appendix A to this prospectus provides more information about Accumulation Unit values.
Investment Results
At times, the VAA may compare its investment results to various unmanaged indices or other variable annuities in reports to shareholders, sales literature and advertisements. The results will be calculated on a total return basis for various periods. Total returns include the reinvestment of all distributions, which are reflected in changes in unit value. The money market Subaccount's yield is based upon investment performance over a 7-day period, which is then annualized.
There can be no assurance that a money market fund will be able to maintain a stable net asset value of $1.00 per share. During periods of low interest rates, the yield of a money market fund may become extremely low and possibly negative. In addition, if the yield of a Subaccount investing in a money market fund becomes negative, due in part to Contract fees and expenses, your Contract Value may decline. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The sponsor of a money market fund has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time. If, under SEC rules, a money market fund suspends payments of redemption proceeds, we will delay payment of any transfer, withdrawal, or benefit from a Subaccount
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investing in the money market fund until the fund resumes payment. If, under SEC rules, a money market fund institutes a liquidity fee, we may assess the fee against your Contract Value if a payment is made to you from a Subaccount investing in the money market fund.
The money market yield figure and annual performance of the Subaccounts are based on past performance and do not indicate or represent future performance.
The Lincoln National Life Insurance Company
The Lincoln National Life Insurance Company (Lincoln Life or Company), organized in 1905, is an Indiana-domiciled insurance company, engaged primarily in the direct issuance of life insurance contracts and annuities. Lincoln Life is wholly owned by Lincoln National Corporation (LNC), a publicly held insurance and financial services holding company incorporated in Indiana. Lincoln Life is obligated to pay all amounts promised to Contractowners under the contracts.
Depending on when you purchased your contract, you may be permitted to make allocations to the fixed account, which is part of our general account. See The Fixed Side of the Contract. In addition, any guarantees under the contract that exceed your Contract Value, such as those associated with Death Benefit options and Living Benefit Riders are paid from our general account (not the VAA). Therefore, any amounts that we may pay under the contract in excess of Contract Value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments.
We issue other types of insurance policies and financial products as well. In addition to any amounts we are obligated to pay in excess of Contract Value under the contracts, we also pay our obligations under these products from our assets in the general account. Moreover, unlike assets held in the VAA, the assets of the general account are subject to the general liabilities of the Company and, therefore, to the Company’s general creditors. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other Contractowner obligations.
The general account is not segregated or insulated from the claims of the insurance company’s creditors. Investors look to the financial strength of the insurance companies for these insurance guarantees. Therefore, guarantees provided by the insurance company as to benefits promised in the prospectus are subject to the claims paying ability of the insurance company and are subject to the risk that the insurance company may not be able to cover or may default on its obligations under those guarantees.
Our Financial Condition.  Among the laws and regulations applicable to us as an insurance company are those which regulate the investments we can make with assets held in our general account. In general, those laws and regulations determine the amount and type of investments which we can make with general account assets.
In addition, state insurance regulations require that insurance companies calculate and establish on their financial statements, a specified amount of reserves in order to meet the contractual obligations to pay the claims of our Contractowners. In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts to cover actual or expected contract and claims payments. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.
State insurance regulators also require insurance companies to maintain a minimum amount of capital in excess of liabilities, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on assets held in our general account, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value.
How to Obtain More Information.  We encourage both existing and prospective Contractowners to read and understand our financial statements. We prepare our financial statements on both a statutory basis and according to Generally Accepted Accounting Principles (GAAP). Our audited GAAP financial statements, as well as the financial statements of the VAA, are located in the SAI. If you would like a free copy of the SAI, please write to us at: PO Box 2348, Fort Wayne, IN 46801-2348, or call 1-888-868-2583. In addition, the SAI is available on the SEC’s website at http://www.sec.gov. You may obtain our audited statutory financial statements and any unaudited statutory financial statements that may be available by visiting our website at www.LincolnFinancial.com.
You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of an operating insurance company’s financial capacity to meet the obligations of its insurance and annuity contracts based on its financial strength and/or claims-paying ability. Additional information about rating agencies is included in the SAI.
Lincoln Financial Group is the marketing name for Lincoln National Corporation (NYSE:LNC) and its affiliates. Through its affiliates, Lincoln Financial Group offers annuities, life, group life and disability insurance, 401(k) and 403(b) plans, and comprehensive financial planning and advisory services.
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Variable Annuity Account (VAA)
On November 3, 1997, the VAA was established as an insurance company separate account under Indiana law. It is registered with the SEC as a unit investment trust under the provisions of the Investment Company Act of 1940 (1940 Act). The VAA is a segregated investment account, meaning that its assets may not be charged with liabilities resulting from any other business that we may conduct. Income, gains and losses, whether realized or not, from assets allocated to the VAA are, in accordance with the applicable annuity contracts, credited to or charged against the VAA. They are credited or charged without regard to any other income, gains or losses of Lincoln Life. We are the issuer of the contracts and the obligations set forth in the contract, other than those of the Contractowner, are ours. The VAA satisfies the definition of a separate account under the federal securities laws. We do not guarantee the investment performance of the VAA. Any investment gain or loss depends on the investment performance of the funds. You assume the full investment risk for all amounts allocated to the VAA.
The VAA is used to support other annuity contracts offered by us in addition to the contracts described in this prospectus. The other annuity contracts supported by the VAA generally invest in the same funds as the contracts described in this prospectus. These other annuity contracts may have different charges that could affect the performance of their Subaccounts, and they offer different benefits.
Financial Statements
The December 31, 2017 financial statements of the VAA and the December 31, 2017 consolidated financial statements of Lincoln Life are located in the SAI. If you would like a free copy of the SAI, complete and mail the request on the last page of this prospectus, or call 1-888-868-2583.
Investments of the Variable Annuity Account
You decide the Subaccount(s) to which you allocate Purchase Payments. There is a separate Subaccount which corresponds to each class of each fund. You may change your allocation without penalty or charges. Shares of the funds will be sold at net asset value with no initial sales charge to the VAA in order to fund the contracts. The funds are required to redeem fund shares at net asset value upon our request.
Investment Advisers
As compensation for its services to the funds, each investment adviser for each fund receives a fee from the funds which is accrued daily and paid monthly. This fee is based on the net assets of each fund, as defined in the prospectuses for the funds.
Certain Payments We Receive with Regard to the Funds
We (and/or our affiliates) incur expenses in promoting, marketing, and administering the contracts and the underlying funds. With respect to a fund, including affiliated funds, the adviser and/or distributor, or an affiliate thereof, may make payments to us (or an affiliate) for certain services we provide on behalf of the funds. Such services include, but are not limited to, recordkeeping; aggregating and processing purchase and redemption orders; providing Contractowners with statements showing their positions within the funds; processing dividend payments; providing subaccounting services for shares held by Contractowners; and forwarding shareholder communications, such as proxies, shareholder reports, dividend and tax notices, and printing and delivering prospectuses and updates to Contractowners. It is anticipated that such payments will be based on a percentage of assets of the particular fund attributable to the contracts along with certain other variable contracts issued or administered by us (or an affiliate). These percentages are negotiated and vary with each fund. Some advisers and/or distributors may pay us significantly more than other advisers and/or distributors and the amount we receive may be substantial. These percentages currently range up to 0.50%, and as of the date of this prospectus, we were receiving payments from most fund families. We (or our affiliates) may profit from these payments. These payments may be derived, in whole or in part, from the investment advisory fee deducted from fund assets. Contractowners, through their indirect investment in the funds, bear the costs of these investment advisory fees (see the funds' prospectuses for more information). Additionally, a fund's adviser and/or distributor or its affiliates may provide us with certain services that assist us in the distribution of the contracts and may pay us and/or certain affiliates amounts for marketing programs and sales support, as well as amounts to participate in training and sales meetings.
In addition to the payments described above, most of the funds offered as part of this contract make payments to us under their distribution plans (12b-1 plans) for the marketing and distribution of fund shares. The payment rates range up to 0.35% based on the amount of assets invested in those funds. Payments made out of the assets of the fund will reduce the amount of assets that otherwise would be available for investment, and will reduce the fund's investment return. The dollar amount of future asset-based fees is not predictable because these fees are a percentage of the fund's average net assets, which can fluctuate over time. If, however, the value of the fund goes up, then so would the payment to us (or our affiliates). Conversely, if the value of the funds goes down, payments to us or our affiliates would decrease.
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Description of the Funds
Each of the Subaccounts of the VAA is invested solely in shares of one of the funds available under the contract. Each fund may be subject to certain investment policies and restrictions which may not be changed without a majority vote of shareholders of that fund.
We select the funds offered through the contract based on several factors, including, without limitation, asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, the capability and qualification of each sponsoring investment firm, and whether the fund is affiliated with us. Another factor we consider during the initial selection process is whether the fund or an affiliate of the fund will make payments to us or our affiliates. We may also consider the ability of the fund to help manage volatility and our risks associated with the guarantees we provide under the contract and under optional riders, especially the Living Benefit Riders. We review each fund periodically after it is selected. We reserve the right to remove a fund or restrict allocation of additional Purchase Payments to a fund if we determine the fund no longer meets one or more of the factors and/or if the fund has not attracted significant Contractowner assets. Finally, when we develop a variable annuity product in cooperation with a fund family or distributor (e.g., a “private label” product), we generally will include funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from our selection criteria.
Certain funds offered as part of this contract have similar investment objectives and policies to other portfolios managed by the adviser. The investment results of the funds, however, may be higher or lower than the other portfolios that are managed by the adviser or sub-adviser. There can be no assurance, and no representation is made, that the investment results of any of the funds will be comparable to the investment results of any other portfolio managed by the adviser or sub-adviser, if applicable.
Certain funds invest their assets in other funds. As a result, you will pay fees and expenses at both fund levels. This will reduce your investment return. These arrangements are referred to as funds of funds or master-feeder funds, which may have higher expenses than funds that invest directly in debt or equity securities. An advisor affiliated with us manages some of the available funds of funds. Our affiliates may promote the benefits of such funds to Contractowners and/or suggest that Contractowners consider whether allocating some or all of their Contract Value to such portfolios is consistent with their desired investment objectives. In doing so, we may be subject to conflicts of interest insofar as we may derive greater revenues from the affiliated fund of funds than certain other funds available to you under your contract.
Certain funds may employ risk management strategies to provide for downside protection during sharp downward movements in equity markets. These strategies could limit the upside participation of the fund in rising equity markets relative to other funds. The Death Benefits and Living Benefit Riders offered under the contract also provide protection in the event of a market downturn. Likewise, there are additional costs associated with the Death Benefits and Living Benefit Riders, which can limit the contract’s upside participation in the markets. Many of these funds are included in the Investment Requirements associated with the Living Benefit Riders. Risk management strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your Contract Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. For more information on these funds and their risk management strategies, please see the Investment Requirements section of this prospectus. You should consult with your registered representative to determine which combination of investment choices and Death Benefit and/or Living Benefit Rider purchases (if any) are appropriate for you.
Following are brief summaries of the fund descriptions. More detailed information may be obtained from the current prospectus for each fund. You should read each fund prospectus carefully before investing. Prospectuses for each fund are available by contacting us. In addition, if you receive a summary prospectus for a fund, you may obtain a full statutory prospectus by referring to the contact information for the fund company on the cover page of the summary prospectus. Please be advised that there is no assurance that any of the funds will achieve their stated objectives.
AIM Variable Insurance Funds (Invesco Variable Insurance Funds), advised by Invesco Advisers, Inc.
•	Invesco V.I. American Franchise Fund (Series I Shares): Long-term growth of capital.
•	Invesco V.I. Core Equity Fund (Series I Shares): Long-term growth of capital.
•	Invesco V.I. Equally-Weighted S&P 500 Fund (Series II Shares): To seek to achieve a high level of total return on its assets through a combination of capital appreciation and current income.
•	Invesco V.I. International Growth Fund (Series I Shares): Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, advised by AllianceBernstein, L.P.
•	AB VPS Global Thematic Growth Portfolio (Class B): Long-term growth of capital.
•	AB VPS Large Cap Growth Portfolio (Class B): Long-term growth of capital.
•	AB VPS Small/Mid Cap Value Portfolio (Class B): Long-term growth of capital.
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ALPS Variable Investment Trust, advised by ALPS Advisors, Inc.
•	ALPS/Stadion Core ETF Portfolio (Class III): Seeks a balance between current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
American Century Variable Portfolios, Inc., advised by American Century Investment Management, Inc.
•	American Century VP Balanced Fund (Class II): Long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.
•	American Century VP Large Company Value Fund (Class II): Long-term capital growth. Income is a secondary objective.
American Funds Insurance Series®, advised by Capital Research and Management Company
•	American Funds Global Growth Fund (Class 2): Long-term growth of capital.
•	American Funds Global Small Capitalization Fund (Class 2): Long-term capital growth.
•	American Funds Growth Fund (Class 2): Growth of capital.
•	American Funds Growth-Income Fund (Class 2): Long-term growth of capital and income.
•	American Funds International Fund (Class 2): Long-term growth of capital.
BlackRock Variable Series Funds, Inc., advised by BlackRock Advisors, LLC
•	BlackRock Global Allocation V.I. Fund (Class III): High total investment return.
Delaware VIP® Trust, advised by Delaware Management Company(1)
•	Delaware VIP® Diversified Income Series (Service Class): Maximum long-term total return consistent with reasonable risk.
•	Delaware VIP® Emerging Markets Series (Service Class): Long-term capital appreciation.
•	Delaware VIP® High Yield Series (Service Class): Total return and, as a secondary objective, high current income.
•	Delaware VIP® Limited-Term Diversified Income Series (Service Class): Maximum total return, consistent with reasonable risk.
•	Delaware VIP® REIT Series (Service Class): Maximum long-term total return, with capital appreciation as a secondary objective.
•	Delaware VIP® Small Cap Value Series (Service Class): Capital appreciation.
•	Delaware VIP® Smid Cap Core Series (Service Class): Long-term capital appreciation.
•	Delaware VIP® U.S. Growth Series (Service Class): Long-term capital appreciation.
•	Delaware VIP® Value Series (Service Class): Long-term capital appreciation.
Deutsche Investments VIT Funds, advised by Deutsche Investment Management Americas Inc.
•	Deutsche Small Cap Index VIP Portfolio (Class A): To replicate as closely as possible, before the deduction of expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small US companies.
Deutsche Variable Series II, advised by Deutsche Investment Management Americas Inc.
•	Deutsche Alternative Asset Allocation VIP Portfolio (Class B): Capital appreciation; a fund of funds.
Fidelity® Variable Insurance Products, advised by Fidelity Management and Research Company
•	Fidelity® VIP Contrafund® Portfolio (Service Class 2): Long-term capital appreciation.
•	Fidelity® VIP FundsManager® 50% Portfolio (Service Class 2): High total return; a fund of funds.
•	Fidelity® VIP Growth Portfolio (Service Class 2): To achieve capital appreciation.
•	Fidelity® VIP Mid Cap Portfolio (Service Class 2): Long-term growth of capital.
First Trust Variable Insurance Trust, advised by First Trust Advisors, L.P.
•	First Trust/Dow Jones Dividend & Income Allocation Portfolio (Class I): To provide total return by allocating among dividend-paying stocks and investment grade bonds.
Franklin Templeton Variable Insurance Products Trust, advised by Franklin Advisers, Inc. for the Franklin Income VIP Fund, by Templeton Global Advisors Limited for the Templeton Global Bond VIP Fund and the Templeton Growth VIP Fund, and by Franklin Mutual Advisors, LLC for the Franklin Mutual Shares VIP Fund.
•	Franklin Income VIP Fund (Class 2): To maximize income while maintaining prospects for capital appreciation.
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•	Franklin Mutual Shares VIP Fund (Class 2): Capital appreciation; income is a secondary consideration.
•	Templeton Global Bond VIP Fund (Class 2): High current income consistent with preservation of capital; capital appreciation is a secondary objective.
•	Templeton Growth VIP Fund (Class 2): Long-term capital growth.
Janus Aspen Series, advised by Janus Capital Management LLC
•	Janus Henderson Balanced Portfolio (Service Shares): Long-term capital growth, consistent with preservation of capital and balanced by current income.
•	Janus Henderson Enterprise Portfolio (Service Shares): Long-term growth of capital.
•	Janus Henderson Global Research Portfolio (Service Shares): Long-term growth of capital.
JPMorgan Insurance Trust, advised by J.P. Morgan Investment Management Inc.
•	JPMorgan Insurance Trust Core Bond Portfolio (Class 2): To maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.
•	JPMorgan Insurance Trust Global Allocation Portfolio (Class 2): Maximize long-term total return.
Legg Mason Partners Variable Equity Trust, advised by Legg Mason Partners Fund Advisor, LLC.
•	ClearBridge Variable Large Cap Growth Portfolio (Class II): Long-term growth of capital.
•	ClearBridge Variable Mid Cap Portfolio (Class II): Long-term growth of capital.
•	QS Variable Conservative Growth (Class II): Balance of growth of capital and income.
Lincoln Variable Insurance Products Trust, advised by Lincoln Investment Advisors Corporation.
•	LVIP American Century Select Mid Cap Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.(4)
•	LVIP Baron Growth Opportunities Fund (Service Class): Capital appreciation.
•	LVIP BlackRock Dividend Value Managed Volatility Fund (Service Class): Reasonable income by investing primarily in income-producing equity securities.(4)
•	LVIP BlackRock Global Allocation V.I. Managed Risk Fund (Service Class): Capital appreciation; a fund of funds.(3)
•	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund (Service Class): A balance between current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.(3)
•	LVIP BlackRock Inflation Protected Bond Fund (Service Class): To maximize real return, consistent with preservation of real capital and prudent investment management.
•	LVIP BlackRock Scientific Allocation Fund (Service Class): Total return.
•	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund (Service Class): A balance between current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.(3)
•	LVIP Blended Core Equity Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.(4)
•	LVIP Blended Large Cap Growth Managed Volatility Fund (Service Class): Long-term growth of capital in a manner consistent with the preservation of capital.(4)
•	LVIP Blended Mid Cap Managed Volatility Fund (Service Class): Capital appreciation.(4)
•	LVIP Clarion Global Real Estate Fund (Service Class): Total return through a combination of current income and long-term capital appreciation.
•	LVIP ClearBridge Large Cap Managed Volatility Fund (Service Class): Long-term capital appreciation; a fund of funds.(4)
•	LVIP Delaware Bond Fund (Standard Class)(1): Maximum current income (yield) consistent with a prudent investment strategy.
•	LVIP Delaware Diversified Floating Rate Fund (Service Class)(1): Total return.
•	LVIP Delaware Social Awareness Fund (Standard Class)(1): To maximize long-term capital appreciation.
•	LVIP Delaware Special Opportunities Fund (Service Class)(1): To maximize long-term capital appreciation.
•	LVIP Delaware Wealth Builder Fund (Service Class)(1): To provide a responsible level of income and the potential for capital appreciation.
•	LVIP Dimensional International Core Equity Fund (Service Class): Long-term capital appreciation.
•	LVIP Dimensional International Equity Managed Volatility Fund (Service Class): Long-term capital appreciation; a fund of funds.(4)
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•	LVIP Dimensional U.S. Core Equity 1 Fund (Service Class): To seek long-term capital appreciation.
•	LVIP Dimensional U.S. Core Equity 2 Fund (Service Class): Long-term capital appreciation.
•	LVIP Dimensional U.S. Equity Managed Volatility Fund (Service Class): Long-term capital appreciation; a fund of funds.(4)
•	LVIP Dimensional/Vanguard Total Bond Fund (Service Class): Total return consistent with capital appreciation; a fund of funds.
•	LVIP Franklin Templeton Global Equity Managed Volatility Fund (Service Class): Long-term capital growth.(4)
•	LVIP Franklin Templeton Multi-Asset Opportunities Fund (Service Class): Long-term growth of capital.
•	LVIP Franklin Templeton Value Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.(4)
•	LVIP Global Conservative Allocation Managed Risk Fund (Service Class): A high level of current income with some consideration given to growth of capital; a fund of funds.(3)
•	LVIP Global Growth Allocation Managed Risk Fund (Service Class): A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.(3)
•	LVIP Global Income Fund (Service Class): Current income consistent with preservation of capital.
•	LVIP Global Moderate Allocation Managed Risk Fund (Service Class): A balance between a high level of current income and growth of capital, with an emphasis on growth of capital; a fund of funds.(3)
•	LVIP Goldman Sachs Income Builder Fund (Service Class): To seek a balance of current income and capital appreciation.
•	LVIP Government Money Market Fund (Standard Class): Current income while (i) maintaining a stable value of your shares (providing stability of net asset value) and (ii) preserving the value of your initial investment (preservation of capital).
•	LVIP Invesco Diversified Equity-Income Managed Volatility Fund (Service Class): Capital appreciation and current income; a fund of funds.(4)
•	LVIP Invesco Select Equity Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.(4)
•	LVIP JPMorgan High Yield Fund (Service Class): A high level of current income; capital appreciation is the secondary objective.
•	LVIP JPMorgan Retirement Income Fund (Service Class): Current income and some capital appreciation.
•	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund (Service Class): Long-term capital appreciation.(4)
•	LVIP MFS International Equity Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.(4)
•	LVIP MFS International Growth Fund (Service Class): Long-term capital appreciation.
•	LVIP MFS Value Fund (Service Class): Capital appreciation.
•	LVIP Mondrian International Value Fund (Standard Class): Long-term capital appreciation as measured by the change in the value of fund shares over a period of three years or longer.
•	LVIP Multi-Manager Global Equity Managed Volatility Fund (Service Class): Long-term growth of capital; a fund of funds.(4)
•	LVIP PIMCO Low Duration Bond Fund (Service Class): To seek a high level of current income consistent with preservation of capital.
•	LVIP Select Core Equity Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.(4)
•	LVIP SSGA Bond Index Fund (Service Class): To match as closely as practicable, before fees and expenses, the performance of the Barclays Capital U.S. Aggregate Index.
•	LVIP SSGA Conservative Index Allocation Fund (Service Class): A high level of current income, with some consideration given to growth of capital; a fund of funds.
•	LVIP SSGA Conservative Structured Allocation Fund (Service Class): A high level of current income, with some consideration given to growth of capital; a fund of funds.
•	LVIP SSGA Developed International 150 Fund (Service Class): To maximize long-term capital appreciation.
•	LVIP SSGA Emerging Markets 100 Fund (Service Class): To maximize long-term capital appreciation.
•	LVIP SSGA Global Tactical Allocation Managed Volatility Fund (Service Class): Long-term growth of capital; a fund of funds.(4)
•	LVIP SSGA International Index Fund (Service Class): To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.
•	LVIP SSGA International Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.(4)
•	LVIP SSGA Large Cap 100 Fund (Service Class): To maximize long-term capital appreciation.
•	LVIP SSGA Large Cap Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.(4)
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•	LVIP SSGA Mid-Cap Index Fund (Service Class): To seek to approximate as closely as practicable, before fees and expenses, the performance of a broad market index that emphasizes stocks of mid-sized U.S. companies.
•	LVIP SSGA Moderate Index Allocation Fund (Service Class): A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP SSGA Moderate Structured Allocation Fund (Service Class): A balance between a high level of current income and growth of capital, with an emphasis on growth of capital; a fund of funds.
•	LVIP SSGA Moderately Aggressive Index Allocation Fund (Service Class): A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP SSGA Moderately Aggressive Structured Allocation Fund (Service Class): A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP SSGA S&P 500 Index Fund (Standard Class): To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.(2)
•	LVIP SSGA Short-Term Bond Index Fund (Service Class): To provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short-term U.S. corporate bond market.
This fund will be available on or around May 21, 2018. Consult your registered representative.
•	LVIP SSGA Small-Cap Index Fund (Service Class): To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.
•	LVIP SSGA Small-Mid Cap 200 Fund (Service Class): To maximize long-term capital appreciation.
•	LVIP SSGA SMID Cap Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.(4)
•	LVIP T. Rowe Price 2010 Fund (Service Class): The highest total return over time consistent with an emphasis on both capital growth and income; a fund of funds.(3)
•	LVIP T. Rowe Price 2020 Fund (Service Class): The highest total return over time consistent with an emphasis on both capital growth and income; a fund of funds.(3)
•	LVIP T. Rowe Price 2030 Fund (Service Class): The highest total return over time consistent with an emphasis on both capital growth and income; a fund of funds.(3)
•	LVIP T. Rowe Price 2040 Fund (Service Class): The highest total return over time consistent with an emphasis on both capital growth and income; a fund of funds.(3)
•	LVIP T. Rowe Price Growth Stock Fund (Service Class): Long-term capital growth.
•	LVIP T. Rowe Price Structured Mid-Cap Growth Fund (Service Class): To maximize capital appreciation.
•	LVIP U.S. Growth Allocation Managed Risk Fund (Service Class): High level of current income and growth of capital, with an emphasis on growth of capital; a fund of funds.(3)
•	LVIP Vanguard Domestic Equity ETF Fund (Service Class): Long-term capital appreciation; a fund of funds.
•	LVIP Vanguard International Equity ETF Fund (Service Class): Long-term capital appreciation; a fund of funds.
•	LVIP Wellington Capital Growth Fund (Service Class): Capital growth.
•	LVIP Wellington Mid-Cap Value Fund (Service Class): Long-term capital appreciation.
•	LVIP Western Asset Core Bond Fund (Service Class): Maximize total return.
MFS® Variable Insurance Trust, advised by Massachusetts Financial Services Company
•	MFS® VIT Growth Series (Service Class): Capital appreciation.
•	MFS® VIT Total Return Series (Service Class): Total return.
•	MFS® VIT Utilities Series (Service Class): Total return.
MFS® Variable Insurance Trust II, advised by Massachusetts Financial Services Company
•	MFS® VIT II Core Equity Portfolio (Service Class):
Neuberger Berman Advisers Management Trust, advised by Neuberger Berman Management, Inc.
•	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio (I Class): Growth of capital.
PIMCO Variable Insurance Trust, advised by PIMCO
•	PIMCO VIT CommodityRealReturn® Strategy Portfolio (Advisor Class): Maximum real return, consistent with prudent investment management.
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Putnam Variable Trust, advised by Putnam Investment Management, LLC
•	Putnam VT Equity Income Fund (Class IB): Capital growth and current income.
•	Putnam VT George Putnam Balanced Fund (Class IB): Balanced investment composed of a well-diversified portfolio of stocks and bonds which produce both capital growth and current income.
•	Putnam VT Global Health Care Fund (Class IB): Capital appreciation.
(1)	Investments in Delaware Investments VIP Series, Delaware Funds, LVIP Delaware Funds or Lincoln Life accounts managed by Delaware Investment Advisors, a series of Macquarie Investments Management Business Trust, are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46008 583 542 and its holding companies, including their subsidiaries or related companies, and are subject to investment risk, including possible delays in prepayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the series or funds or accounts, the repayment of capital from the series or funds or account, or any particular rate of return.
Fund Shares
We will purchase shares of the funds at net asset value and direct them to the appropriate Subaccounts of the VAA. We will redeem sufficient shares of the appropriate funds to pay Annuity Payouts, Death Benefits, surrender/withdrawal proceeds or for other purposes described in the contract. If you want to transfer all or part of your investment from one Subaccount to another, we may redeem shares held in the first Subaccount and purchase shares of the other. Redeemed shares are retired, but they may be reissued later.
Shares of the funds are not sold directly to the general public. They are sold to us, and may be sold to other insurance companies, for investment of the assets of the Subaccounts established by those insurance companies to fund variable annuity and variable life insurance contracts.
When a fund sells any of its shares both to variable annuity and to variable life insurance separate accounts, it is said to engage in mixed funding. When a fund sells any of its shares to separate accounts of unaffiliated life insurance companies, it is said to engage in shared funding.
The funds currently engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interest of various Contractowners participating in a fund could conflict. Each of the fund’s Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. The funds do not foresee any disadvantage to Contractowners arising out of mixed or shared funding. If such a conflict were to occur, one of the separate accounts might withdraw its investment in a fund. This might force a fund to sell portfolio securities at disadvantageous prices. See the prospectuses for the funds.
Reinvestment of Dividends and Capital Gain Distributions
All dividends and capital gain distributions of the funds are automatically reinvested in shares of the distributing funds at their net asset value on the date of distribution. Dividends are not paid out to Contractowners as additional units, but are reflected as changes in unit values.
Addition, Deletion or Substitution of Investments
We reserve the right, within the law, to make certain changes to the structure and operation of the VAA at our discretion and without your consent. We may add, delete, or substitute funds for all Contractowners or only for certain classes of Contractowners. New or substitute funds may have different fees and expenses, and may only be offered to certain classes of Contractowners.
Substitutions may be made with respect to existing investments or the investment of future Purchase Payments, or both. We may close Subaccounts to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion. The funds, which sell their shares to the Subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Subaccounts.
We may also:
•	remove, combine, or add Subaccounts and make the new Subaccounts available to you at our discretion;
•	transfer assets supporting the contracts from one Subaccount to another or from the VAA to another separate account;
•	combine the VAA with other separate accounts and/or create new separate accounts;
•	deregister the VAA under the 1940 Act; and
•	operate the VAA as a management investment company under the 1940 Act or as any other form permitted by law.
We may modify the provisions of the contracts to reflect changes to the Subaccounts and the VAA and to comply with applicable law. We will not make any changes without any necessary approval by the SEC. We will also provide you written notice.
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Charges and Other Deductions
We will deduct the charges described below to cover our costs and expenses, services provided and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder.
Our administrative services include:
•	processing applications for and issuing the contracts;
•	processing purchases and redemptions of fund shares as required (including dollar cost averaging, cross-reinvestment, portfolio rebalancing, and automatic withdrawal services – See Additional Services and the SAI for more information on these programs);
•	maintaining records;
•	administering Annuity Payouts;
•	furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);
•	reconciling and depositing cash receipts;
•	providing contract confirmations;
•	providing toll-free inquiry services; and
•	furnishing telephone and other electronic surrenders, withdrawals and fund transfer services.
The risks we assume include:
•	the risk that lifetime payments to individuals from Living Benefit Riders will exceed the Contract Value;
•	the risk that Death Benefits paid will exceed the actual Contract Value;
•	the risk that, if a Guaranteed Income Benefit rider is in effect, the required Regular Income Payments will exceed the Account Value;
•	the risk that Annuitants upon which Annuity Payouts are based live longer than we assumed when we calculated our guaranteed rates (these rates are incorporated in the contract and cannot be changed); and
•	the risk that our costs in providing the services will exceed our revenues from contract charges (which we cannot change).
The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the description of the charge. Any remaining expenses will be paid from our general account which may consist, among other things, of proceeds derived from mortality and expense risk charges deducted from the account. We may profit from one or more of the fees and charges deducted under the contract. We may use these profits for any corporate purpose, including financing the distribution of the contracts.
Deductions from the VAA
For the base contract, we apply to the average daily net asset value of the Subaccounts a charge which is equal to an annual rate of:
	EEB rider (in combination with 5% step-up)	EEB rider (without 5% step-up)	5% step-up Death Benefit	EGMDB
Mortality and expense risk charge	1.75%	1.70%	1.65%	1.50%
Administrative charge	0.15%	0.15%	0.15%	0.15%
Total annual charge for each Subaccount	1.90%	1.85%	1.80%	1.65%
Account Fee
During the accumulation period, we will deduct an account fee of $35 from the Contract Value on each contract anniversary to compensate us for the administrative services provided to you; this account fee will also be deducted from the Contract Value upon surrender. This fee may be lower in certain states, if required, and will be waived after the fifteenth Contract Year. The account fee will be waived for any contract with a Contract Value that is equal to or greater than $100,000 on the contract anniversary (or date of surrender).
Rider Charges
A fee or expense may also be deducted in connection with any benefits added to the contract by rider or endorsement. The deduction of a rider charge will be noted on your quarterly statement.
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), and Lincoln Market Select® Advantage Charges. If you elect a Living Benefit Rider, there is a charge associated with that rider for as long as the rider is in effect.
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The charge rates for the riders listed above are:
	Current Initial Annual Charge Rate		Guaranteed Maximum Annual Charge Rate
	Single Life	Joint Life	Single Life	Joint Life
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) riders elected on or after May 21, 2018; or Lincoln Market Select® Advantage	1.25% (0.3125% quarterly)	1.50% (0.3750% quarterly)	2.25%	2.45%
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) riders elected prior to May 21, 2018	1.05% (0.2625% quarterly)	1.25% (0.3125% quarterly)	2.00%	2.00%

A discussion of the charges for additional closed riders can be found in an Appendix to this prospectus.
The charge:
•	is based on the Income Base (initial Purchase Payment if purchased at contract issue, or Contract Value at the time of election) as increased for subsequent Purchase Payments, Automatic Annual Step-ups, Enhancements, and as decreased for Excess Withdrawals; and
•	may increase every Benefit Year upon an Automatic Annual Step-up or an Enhancement. (You may opt out of this increase – see details below.)
The charge will be deducted from the Contract Value on a quarterly basis. The first deduction of the charge will occur on the Valuation Date on or next following the three-month anniversary of the rider’s effective date. This deduction will be made in proportion to the value in each Subaccount and fixed account, if any, of the contract on the Valuation Date the rider charge is assessed. The amount we deduct will increase or decrease as the Income Base increases or decreases, because the charge is based on the Income Base. Refer to Living Benefit Riders for a discussion and example of the impact of the changes to the Income Base.
The charge rate can change each time there is an Automatic Annual Step-up. Since the Automatic Annual Step-up could increase your Income Base every Benefit Year (if all conditions are met), the charge rate could also increase every Benefit Year, but the rate will never exceed the stated guaranteed maximum annual charge rate. If your charge rate is increased, you may opt out of the Automatic Annual Step-up by giving us notice within 30 days after the Benefit Year anniversary if you do not want your rate to change. If you opt out of the step-up, the charge rate and the Income Base and Enhancement Base, if applicable, will return to the value they were immediately prior to the step-up, adjusted for any additional Purchase Payments or Excess Withdrawals. This opt out will only apply for this particular Automatic Annual Step-up. You will need to notify us each time the charge rate increases if you want to opt out of subsequent Automatic Annual Step-ups.
The annual rider charge rate will increase to the then current rider charge rate not to exceed the guaranteed maximum annual charge rate, if after the first Benefit Year anniversary cumulative Purchase Payments added to the contract equal or exceed $100,000. You may not opt out of this rider charge rate increase. See Living Benefit Riders.
The following paragraph applies only to Contractowners who have elected the following:
•	all elections of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk);
•	elections of Lincoln Market Select® Advantage on and after April 2, 2018, subject to state approval.
An Enhancement to the Income Base (less Purchase Payments received in the preceding Benefit Year) occurs if a 10-year Enhancement Period is in effect (as described further in the Living Benefit Rider section). During the first ten Benefit Years, an increase in the Income Base as a result of the Enhancement will not cause an increase in the annual rider charge rate but will increase the dollar amount of the charge. After the tenth Benefit Year anniversary, if the Enhancement Period has renewed, the annual rider charge rate may increase each time the Income Base increases as a result of the Enhancement. Since the Enhancement could increase your Income Base each Benefit Year, your charge rate could increase each Benefit Year, but the charge rate will never exceed the stated guaranteed maximum annual charge rate. If your charge rate is increased, you may opt out of the Enhancement by giving us notice within 30 days after the Benefit Year anniversary if you do not want your charge rate to change. If you opt out of the Enhancement, the
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charge rate and the Income Base will return to the value they were immediately prior to the Enhancement, adjusted for additional Purchase Payments or Excess Withdrawals, if any, and the Enhancement will not be applied. This opt out will only apply for this particular Enhancement. You will need to notify us each time thereafter (if an Enhancement would cause your charge rate to increase) if you do not want the Enhancement.
The charge will be discontinued upon termination of the rider. However, a portion of the rider charge, based on the number of days the rider was in effect that quarter, will be deducted upon termination of the rider (except for death), surrender of the contract, or the election of an Annuity Payout option, including i4LIFE® Advantage. If the Contract Value is reduced to zero, no further charge will be deducted.
i4LIFE® Advantage Charge. While this rider is in effect, there is a daily charge for i4LIFE® Advantage that is based on your Account Value. The initial Account Value is your Contract Value on the Valuation Date i4LIFE® Advantage becomes effective (or your initial Purchase Payment if i4LIFE® Advantage is purchased at contract issue), less any applicable premium taxes. During the Access Period, your Account Value on a Valuation Date equals the total value of all of the Contractowner's Accumulation Units plus the Contractowner's value in the fixed account, and will be reduced by Regular Income Payments and Guaranteed Income Benefit payments made, as well as any withdrawals.
The annual i4LIFE® Advantage charge rate during the Access Period is:
Enhanced Guaranteed Minimum Death Benefit (EGMDB)	2.10%
Account Value Death Benefit	1.90%
During the Lifetime Income Period, the rate for all Death Benefit options is 1.90%. This rate consists of a mortality and expense risk charge, and an administrative charge (charges for the Guaranteed Income Benefit are not included and are listed below). These charge rates replace the Separate Account Annual Expenses for the base contract. If i4LIFE® Advantage is elected at the issue of the contract i4LIFE® Advantage and the charge will begin on the contract's effective date. Otherwise, i4LIFE® Advantage and the charge will begin on the Periodic Income Commencement Date which is the Valuation Date on which the Regular Income Payment is determined and the beginning of the Access Period. Refer to the i4LIFE® Advantage section for explanations of the Account Value, the Access Period, the Lifetime Income Period, and the Periodic Income Commencement Date.
i4LIFE® Advantage Guaranteed Income Benefit Charge. A current annual charge rate of 0.95% (1.15% for joint life option) of the Account Value applies to Select Guaranteed Income Benefit riders and to Guaranteed Income Benefit (Managed Risk) riders elected on or after May 21, 2018. This charge rate is added to the i4LIFE® Advantage charge for a total current charge rate of the Account Value, computed daily as follows:
	Single Life	Joint Life
Enhanced Guaranteed Minimum Death Benefit (EGMDB)	3.05%	3.25%
Account Value Death Benefit	2.85%	3.05%
These charge rates replace the Separate Account Annual Expenses for the base contract.
Guaranteed Income Benefit (Managed Risk) riders elected prior to May 21, 2018 and Guaranteed Income Benefit (version 4) riders are each subject to a current annual charge rate of 0.65% (0.85% joint life option) of the Account Value (0.50% for versions 1, 2 and 3 single and joint life options), which is added to the i4LIFE® Advantage charge rate for a total current charge rate of the Account Value, computed daily as follows:
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	Single Life	Joint Life
Enhanced Guaranteed Minimum Death Benefit (EGMDB)	2.75%	2.95%
	(2.60% for version 1, 2 and 3)	(2.60% for version 1, 2 and 3)
Account Value Death Benefit	2.55%	2.75%
	(2.40% for version 1, 2 and 3)	(2.40% for version 1, 2 and 3)
These charge rates replace the Separate Account Annual Expenses for the base contract.
Purchasers of any version of Lincoln Lifetime IncomeSM Advantage 2.0, Lincoln Market Select® Advantage may have different charges for i4LIFE® Advantage Guaranteed Income Benefit. See i4LIFE® Advantage Guaranteed Income Benefit Charge for Contractowners who transition from a Prior Rider.
The Guaranteed Income Benefit annual charge rate will not change unless there is an automatic step-up of the Guaranteed Income Benefit or you elect an additional step-up period (version 2 and version 3) during which the Guaranteed Income Benefit is stepped-up to 75% of the current Regular Income Payment (described later in the i4LIFE® Advantage section of this prospectus). At the time of the step-up, the Guaranteed Income Benefit charge rate will change to the current charge rate in effect at that time (if the current charge rate has changed) up to the guaranteed maximum annual charge rate of:
	Single Life	Joint Life
Select Guaranteed Income Benefit; and Guaranteed Income Benefit (Managed Risk) riders elected on or after May 21, 2018	2.25%	2.45%
Guaranteed Income Benefit (Managed Risk) riders elected prior to May 21, 2018; and Guaranteed Income Benefit (version 4)	2.00%	2.00%
Guaranteed Income Benefit (version 2 and 3)	1.50%	1.50%
If we automatically administer the step-up for Select Guaranteed Income Benefit, Guaranteed Income Benefit (Managed Risk and version 4) or step-up period election (versions 2 or 3) for you and your charge rate is increased, you may ask us to reverse the step-up or the step-up period election by giving us notice within 30 days after the date on which the step-up or the step-up period election occurred. If we receive notice of your request to reverse the step-up, on a going forward basis, we will decrease the charge rate to the charge rate in effect before the step-up or the step-up period election occurred. Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. For version 2 and version 3, you will have no more step-ups unless you notify us that you wish to start a new step-up period (described in the i4LIFE® Advantage section of this prospectus). For Select Guaranteed Income Benefit and Guaranteed Income Benefit (Managed Risk and version 4), future step-ups will continue even after you decline a current step-up. We will provide you with written notice when a step-up will result in an increase to the current charge rate so that you may give us timely notice if you wish to reverse a step-up. Version 1 does not step-up; therefore the charge does not change.
After the Periodic Income Commencement Date, if the Guaranteed Income Benefit is terminated, the Guaranteed Income Benefit annual charge will also terminate, but the i4LIFE® Advantage charge will continue.
i4LIFE® Advantage Guaranteed Income Benefit Charge for Contractowners who transition from a Prior Rider. If you have elected Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or Lincoln Market Select® Advantage (“Prior Rider”), you may carry over certain features of that Prior Rider to transition to the applicable version of i4LIFE® Advantage Guaranteed Income Benefit. If you make this transition, your current charge rate of the Prior Rider will be the initial charge rate for your i4LIFE® Advantage Guaranteed Income Benefit rider.
This section applies to all of the transitions listed in the following chart. The charges and calculations described earlier in the i4LIFE® Advantage Guaranteed Income Benefit Charge section will not apply. If you are transitioning to i4LIFE® Advantage Guaranteed Income Benefit from a closed rider, see Appendix B for a discussion of the charges.
If your Prior Rider is...	you will transition to...	and the current initial charge rate for your Guaranteed Income Benefit rider is…
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) riders elected on or after May 21, 2018	i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk)	1.25% (0.3125% quarterly) single life option 1.50% (0.3750% quarterly) joint life option
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If your Prior Rider is...	you will transition to...	and the current initial charge rate for your Guaranteed Income Benefit rider is…
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) riders elected prior to May 21, 2018	i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk)	1.05% (0.2625% quarterly) single life option 1.25% (0.3125% quarterly) joint life option
Lincoln Market Select® Advantage	i4LIFE® Advantage Select Guaranteed Income Benefit	1.25% (0.3125% quarterly) single life option 1.50% (0.3750% quarterly) joint life option
The initial charge is a percentage of the greater of the Income Base from the Prior Rider or the Account Value. The charge for i4LIFE® Advantage Guaranteed Income Benefit is deducted quarterly, starting with the first three-month anniversary of the effective date of i4LIFE® Advantage and every three months thereafter. The total Separate Account Annual Expense charge for the Death Benefit you have elected on your base contract also applies: 1.65% for the EGMDB . Contractowners are guaranteed that in the future the guaranteed maximum charge rate for i4LIFE® Advantage Guaranteed Income Benefit will be the guaranteed maximum charge rate that was in effect at the time they purchased the Prior Rider.
The charge will not change unless there is an automatic step-up of the Guaranteed Income Benefit (described in the i4LIFE® Advantage section of this prospectus). At such time, the dollar amount of the charge will increase by a two part formula: 1) the charge will increase by the same percentage that the Guaranteed Income Benefit payment increased and 2) the charge will also increase by the percentage of any increase to the Prior Rider current charge rate. (The Prior Rider charge rate continues to be used as a factor in determining the i4LIFE® Advantage Guaranteed Income Benefit charge.) This means that the charge may change annually. The charge may also be reduced if a withdrawal above the Regular Income Payment is taken. The dollar amount of the rider charge will be reduced in the same proportion that the withdrawal reduced the Account Value. The annual dollar amount is divided by four (4) to determine the quarterly charge.
The following example is intended to show how the initial i4LIFE® Advantage Guaranteed Income Benefit charge for purchasers of a Prior Rider could be calculated for a representative male Contractowner, as well as the impact to the charge due to increases to the Guaranteed Income Benefit and the Prior Rider charge rate. For illustration purposes, we will assume that the example is a nonqualified contract and the initial Guaranteed Income Benefit is set at 4% of the Income Base based upon the Contractowner’s age (see Guaranteed Income Benefit for a more detailed description). The example also assumes that the current charge rate for the Prior Rider is 1.25% (single life option). The first example demonstrates how the initial charge may be determined for an existing contract with an Account Value and Income Base. This calculation method applies to the purchase of any Prior Rider, except the initial Guaranteed Income Benefit rates and charges may vary, as set forth in the Guaranteed Income Benefit description later in this prospectus. The charges and rates shown here may be different from those that apply to your contract. The calculation of the charge for your contract will be based on the specific factors applicable to your contract.
1/1/17 Initial i4LIFE® Advantage Account Value	$100,000
1/1/17 Income Base as of the last Valuation Date under the Prior Rider	$125,000
1/1/17 Initial Annual Charge for i4LIFE® Advantage Guaranteed Income Benefit ($125,000 x 1.25%). The current charge for the Prior Rider is assessed against the Income Base since it is larger than the Account Value	$1,562.50
1/2/17 Amount of initial i4LIFE® Advantage Regular Income Payment (an example of how the Regular Income Payment is calculated is shown in the SAI)	$5,173
1/2/17 Initial Guaranteed Income Benefit (4% x $125,000 Income Base)	$5,000
The next example shows how the charge will increase if the Guaranteed Income Benefit is stepped up to 75% of the Regular Income Payment.
1/2/18 Recalculated Regular Income Payment (due to market gain in Account Value)	$6,900
1/2/18 New Guaranteed Income Benefit (75% x $6,900 Regular Income Payment)	$5,175
1/2/18 Annual Charge for i4LIFE® Advantage Guaranteed Income Benefit ($1,562.50 x ($5,175/$5,000)) Prior charge x [ratio of increased Guaranteed Income Benefit to prior Guaranteed Income Benefit]	$1,617.19
Continuing the above example:
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1/2/18 Annual Charge for i4LIFE® Advantage Guaranteed Income Benefit	$1,617.19
1/2/19 Recalculated Regular Income Payment (due to Account Value increase)	$7,400
1/2/19 New Guaranteed Income Benefit (75% x $7,400 Regular Income Payment)	$5,550
Assume the Prior Rider charge rate increases from 1.25% to 1.35%.
1/2/19 Annual Charge for i4LIFE® Advantage Guaranteed Income Benefit ($1,617.19 x ($5,550/$5,175) x (1.35%/1.25%))	$1,873.13
The new annual charge for i4LIFE® Advantage Guaranteed Income Benefit is $1,873.13, which is equal to the current annual charge of $1,617.19 multiplied by the percentage increase of the Guaranteed Income Benefit ($5,550/$5,175) and then multiplied by the percentage increase to the Prior Rider current charge rate (1.35%/1.25%).
If the charge rate of your Prior Rider is increased, we will notify you in writing. You may contact us in writing or at the telephone number listed on the first page of this prospectus to reverse the step-up within 30 days after the date on which the step-up occurred. If we receive this notice, we will decrease the charge rate, on a going forward basis, to the charge rate in effect before the step-up occurred. Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. If the Guaranteed Income Benefit increased due to the step-up we would decrease the Guaranteed Income Benefit to the Guaranteed Income Benefit in effect before the step-up occurred, reduced by any additional withdrawals. Future step-ups as described in the rider would continue.
After the Periodic Income Commencement Date, if the Guaranteed Income Benefit is terminated, i4LIFE® Advantage will also be terminated and the i4LIFE® Advantage Guaranteed Income Benefit charge will cease. A portion of the i4LIFE® Advantage Guaranteed Income Benefit charge, based on the number of days the rider was in effect that quarter, will be deducted upon termination of the rider.
Deductions for Premium Taxes
Any premium tax or other tax levied by any governmental entity as a result of the existence of the contracts or the VAA will be deducted from the Contract Value, unless the governmental entity dictates otherwise, when incurred, or at another time of our choosing.
The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium tax rates generally depend upon the law of your state of residence. The tax rates range from zero to 5%.
Other Charges and Deductions
The surrender, withdrawal or transfer of value during a Guaranteed Period may be subject to the Market Value Adjustment, if applicable. See Fixed Side of the Contract.
The mortality and expense risk and administrative charge of 1.40% of the value in the VAA will be assessed on all variable Annuity Payouts (except for i4LIFE® Advantage, which has a different charge), including options that may be offered that do not have a life contingency and therefore no mortality risk. This charge covers the expense risk and administrative services listed previously in this prospectus. The expense risk is the risk that our costs in providing the services will exceed our revenues from contract charges.
There are additional deductions from and expenses paid out of the assets of the underlying funds that are more fully described in the prospectuses for the funds. Among these deductions and expenses are 12b-1 fees which reimburse us or an affiliate for certain expenses incurred in connection with certain administrative and distribution support services provided to the funds.
Additional Information
The charges described previously may be reduced or eliminated for any particular contract. However, these reductions may be available only to the extent that we anticipate lower distribution and/or administrative expenses, or that we perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges, or when required by law. Lower distribution and administrative expenses may be the result of economies associated with:
•	the use of mass enrollment procedures,
•	the performance of administrative or sales functions by the employer,
•	the use by an employer of automated techniques in submitting deposits or information related to deposits on behalf of its employees, or
•	any other circumstances which reduce distribution or administrative expenses.
The exact amount of charges and fees applicable to a particular contract will be stated in that contract.
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The Contracts
Purchase of Contracts
If you wish to purchase a contract, you must apply for it through a registered representative authorized by us. Certain broker-dealers may not offer all of the features discussed in this prospectus. The completed application is sent to us and we decide whether to accept or reject it. If the application is accepted, a contract is prepared and executed by our legally authorized officers. The contract is then sent to you either directly or through your registered representative. See Distribution of the Contracts. The purchase of multiple contracts with identical Contractowners, Annuitants and Beneficiaries will be allowed only upon Home Office approval.
When a completed application and all other information necessary for processing a purchase order is received in Good Order at our Home Office, an initial Purchase Payment will be priced no later than two business days after we receive the order. If you submit your application and/or initial Purchase Payment to your agent, we will not begin processing your purchase order until we receive the application and initial Purchase Payment from your agent’s broker-dealer. While attempting to finish an incomplete application, we may hold the initial Purchase Payment for no more than five business days unless we receive your consent to our retaining the payment until the application is completed. If the incomplete application cannot be completed within those five days and we have not received your consent, you will be informed of the reasons, and the Purchase Payment will be returned immediately. Once the application is complete, we will allocate your initial Purchase Payment within two business days.
Who Can Invest
To apply for a contract, you must be of legal age in a state where the contracts may be lawfully sold and also be eligible to participate in any of the qualified and nonqualified plans for which the contracts are designed. At the time of issue, the Contractowner, joint owner and Annuitant must be under age 91. Certain Death Benefit options may not be available at all ages. Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account in an effort to help the government fight the funding of terrorism and money laundering activities. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask to see your driver's license, photo i.d. or other identifying documents.
In accordance with anti-money laundering laws and federal economic sanction policy, the Company may be required in a given instance to reject a Purchase Payment and/or freeze a Contractowner’s account. This means we could refuse to honor requests for transfers, withdrawals, surrenders or Death Benefits. Once frozen, monies would be moved from the VAA to an interest-bearing account maintained solely for the Contractowner, and held in that account until instructions are received from the appropriate regulator.
Do not purchase this contract if you plan to use it, or any of its riders, for speculation, arbitrage, viatical arrangement, or other similar investment scheme. The contract may not be resold, traded on any stock exchange, or sold on any secondary market.
If you are purchasing the contract through a tax-favored arrangement, including traditional IRAs and Roth IRAs, you should consider carefully the costs and benefits of the contract (including annuity income benefits) before purchasing the contract, since the tax-favored arrangement itself provides tax-deferred growth.
Replacement of Existing Insurance
Careful consideration should be given prior to surrendering or withdrawing money from an existing insurance contract to purchase a contract described in this prospectus. Surrender charges may be imposed on your existing contract. The benefits offered under this contract may be less favorable or more favorable than the benefits offered under your current contract. It also may have different charges. You should also consult with your registered representative and/or your tax advisor prior to making an exchange. Cash surrenders from an existing contract may be subject to tax and tax penalties.
Purchase Payments
You may make Purchase Payments to the contract at any time, prior to the Annuity Commencement Date, subject to certain conditions. You are not required to make any additional Purchase Payments after the initial Purchase Payment. The minimum initial Purchase Payment is $10,000. The minimum annual amount for additional Purchase Payments is $300. Please check with your registered representative about making additional Purchase Payments since the requirements of your state may vary. The minimum payment to the contract at any one time must be at least $100 ($25 if transmitted electronically). If a Purchase Payment is submitted that does not meet the minimum amount, we will contact you to ask whether additional money will be sent, or whether we should return the Purchase Payment to you.
Purchase Payments totaling $2 million or more are subject to Home Office approval. This amount takes into consideration the total Purchase Payments for all variable annuity contracts issued by the Company (or its affiliates) (excluding Lincoln Investor Advantage® and Lincoln Level AdvantageSM contracts) for the same Contractowner, joint owner, and/or Annuitant. If you elect a Living Benefit Rider, you may be subject to further restrictions in terms of your ability to make additional Purchase Payments, as more fully
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described below. If you stop making Purchase Payments, the contract will remain in force, however, we may terminate the contract as allowed by your state's non-forfeiture law for individual deferred annuities. We will not surrender your contract if you are receiving guaranteed payments from us under one of the Living Benefit Riders. Purchase Payments may be made or, if stopped, resumed at any time until the Annuity Commencement Date, the surrender of the contract, or the death of the Contractowner, whichever comes first.
After the first anniversary of the rider effective date under any Living Benefit Rider (except as noted below), additional Purchase Payments will be limited to $50,000 per Benefit Year once cumulative additional Purchase Payments exceed $100,000. No additional Purchase Payments are allowed:
•	at any time after the Periodic Income Commencement Date if you elect any version of i4LIFE® Advantage Guaranteed Income Benefit; or
•	at any time after the Periodic Income Commencement Date if you elect i4LIFE® Advantage without Guaranteed Income Benefit on a nonqualified contract
For more information about these restrictions and limitations, see The Contracts – Purchase Payments. State variations may apply.
In addition to the specific Purchase Payment restrictions and limitations immediately above, upon advance written notice, we reserve the right to further limit, restrict, or suspend Purchase Payments made to the contract.
These restrictions and limitations will limit your ability to increase your Contract Value (or Account Value under i4LIFE® Advantage with any version of Guaranteed Income Benefit) and/or increase the amount of any guaranteed benefit under a Living Benefit Rider by making additional Purchase Payments to the contract. You should carefully consider these limitations and restrictions, and any other limitations and restrictions of the contract, and how they may impact your long-term investment plans, especially if you intend to increase Contract Value (or Account Value under any version of i4LIFE® Advantage Guaranteed Income Benefit) by making additional Purchase Payments over a long period of time. Please contact your registered representative and refer to the Living Benefit Riders section of this prospectus for additional information on any restrictions that may apply to your Living Benefit Rider. State variations may apply.
Valuation Date
Accumulation and Annuity Units will be valued once daily at the close of trading (normally, 4:00 p.m., New York time) on each day the New York Stock Exchange is open (Valuation Date). On any date other than a Valuation Date, the Accumulation Unit value and the Annuity Unit value will not change.
Allocation of Purchase Payments
Purchase Payments allocated to the variable side of the contract are placed into the VAA’s Subaccounts, according to your instructions. You may also allocate Purchase Payments to the fixed account, if available.
The minimum amount of any Purchase Payment which can be put into any one Subaccount is $20. The minimum amount of any Purchase Payment which can be put into a Guaranteed Period of the fixed account is $2,000, subject to state approval.
Purchase Payments received from you or your broker-dealer in Good Order at our Home Office prior to the close of the New York Stock Exchange (normally 4:00 p.m., New York time), will be processed using the Accumulation Unit value computed on that Valuation Date. Purchase Payments received in Good Order after market close will be processed using the Accumulation Unit value computed on the next Valuation Date. Purchase Payments submitted to your registered representative will generally not be processed by us until they are received from your representative’s broker-dealer. If your broker-dealer submits your Purchase Payment to us through the Depository Trust and Clearing Corporation (DTCC) or, pursuant to terms agreeable to us, uses a proprietary order placement system to submit your Purchase Payment to us, and your Purchase Payment was placed with your broker-dealer prior to market close, then we will use the Accumulation Unit value computed on that Valuation Date when processing your Purchase Payment. Purchase Payments placed with your broker-dealer after market close will be processed using the Accumulation Unit value computed on the next Valuation Date. There may be circumstances under which the New York Stock Exchange may close early (prior to 4:00 p.m., New York time). In such instances, Purchase Payments received after such early market close will be processed using the Accumulation Unit value computed on the next Valuation Date.
The number of Accumulation Units determined in this way is not impacted by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the underlying fund’s investments perform, but also upon the expenses of the VAA and the underlying funds.
If an underlying fund imposes restrictions with respect to the acceptance of Purchase Payments, allocations or transfers, we reserve the right to reject an allocation or transfer request at any time the underlying fund notifies us of such a restriction. We will notify you if your allocation request is or becomes subject to such restrictions.
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Valuation of Accumulation Units
Purchase Payments allocated to the VAA are converted into Accumulation Units. This is done by dividing the amount allocated by the value of an Accumulation Unit for the Valuation Period during which the Purchase Payments are allocated to the VAA. The Accumulation Unit value for each Subaccount was or will be established at the inception of the Subaccount. It may increase or decrease from Valuation Period to Valuation Period. Accumulation Unit values are affected by investment performance of the funds, fund expenses, and the contract charges. The Accumulation Unit value for a Subaccount for a later Valuation Period is determined as follows:
1.	The total value of the fund shares held in the Subaccount is calculated by multiplying the number of fund shares owned by the Subaccount at the beginning of the Valuation Period by the net asset value per share of the fund at the end of the Valuation Period, and adding any dividend or other distribution of the fund if an ex-dividend date occurs during the Valuation Period; minus
2.	The liabilities of the Subaccount at the end of the Valuation Period; these liabilities include daily charges imposed on the Subaccount, and may include a charge or credit with respect to any taxes paid or reserved for by us that we determine result from the operations of the VAA; and
3.	The result is divided by the number of Subaccount units outstanding at the beginning of the Valuation Period.
The daily charges imposed on a Subaccount for any Valuation Period are equal to the daily mortality and expense risk charge and the daily administrative charge multiplied by the number of calendar days in the Valuation Period. Contracts with different features have different daily charges, and therefore, will have different corresponding Accumulation Unit values on any given day. In certain circumstances (for example, when separate account assets are less than $1,000), and when permitted by law, it may be prudent for us to use a different standard industry method for this calculation, called the Net Investment Factor method. We will achieve substantially the same result using either method.
Transfers On or Before the Annuity Commencement Date
After the first 30 days from the effective date of your contract, you may transfer all or a portion of your investment from one Subaccount to another. A transfer among Subaccounts involves the surrender of Accumulation Units in one Subaccount and the purchase of Accumulation Units in the other Subaccount. A transfer will be done using the respective Accumulation Unit values determined at the end of the Valuation Date on which the transfer request is received.
Transfers (among the variable Subaccounts and as permitted between the variable and fixed accounts) are limited to 12 per Contract Year unless otherwise authorized by us. This limit does not apply to transfers made under the automatic transfer programs of dollar cost averaging, cross-reinvestment or portfolio rebalancing elected on forms available from us. See Additional Services and the SAI for more information on these programs. These transfer rights and restrictions also apply during the i4LIFE® Advantage Access Period (the time period during which you may make withdrawals from the i4LIFE® Advantage Account Value). See i4LIFE® Advantage.
The minimum amount which may be transferred between Subaccounts is $300 (or the entire amount in the Subaccount, if less than $300). If the transfer from a Subaccount would leave you with less than $300 in the Subaccount, we may transfer the total balance of the Subaccount.
A transfer request may be made to our Home Office in writing, or by fax or other electronic means. A transfer request may also be made by telephone provided the appropriate authorization is on file with us. Our address, telephone number, and Internet address are on the first page of this prospectus. Requests for transfers will be processed on the Valuation Date that they are received when they are received in Good Order at our Home Office before the close of the New York Stock Exchange (normally 4:00 p.m., New York time). If we receive a transfer request in Good Order after market close, we will process the request using the Accumulation Unit value computed on the next Valuation Date.
There may be circumstances under which the New York Stock Exchange may close early (prior to 4:00 p.m., New York time). In such instances transfers received after such early market close will be processed using the Accumulation Unit value computed on the next Valuation Date.
We may defer or reject a transfer request that is subject to a restriction imposed by an underlying fund.
If your contract offers a fixed account, you may also transfer all or any part of the Contract Value from the Subaccount(s) to the fixed side of the contract, except during periods when (if permitted by your contract) we have discontinued accepting transfers into the fixed side of the contract. The minimum amount which can be transferred to a fixed account is $2,000 or the total amount in the Subaccount if less than $2,000. However, if a transfer from a Subaccount would leave you with less than $300 in the Subaccount, we may transfer the total amount to the fixed side of the contract.
You may also transfer part of the Contract Value from a fixed account to the Subaccount(s) subject to the following restrictions:
•	total fixed account transfers are limited to 25% of the value of that fixed account in any 12-month period; and
•	the minimum amount that can be transferred is $300 or, if less, the amount in the fixed account.
Because of these restrictions, it may take several years to transfer all of the Contract Value in the fixed accounts to the Subaccounts. You should carefully consider whether the fixed account meets your investment criteria. Transfers of all or a portion of a fixed account
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(other than automatic transfer programs and i4LIFE® Advantage transfers) may be subject to Market Value Adjustments, if applicable. For a description of the Market Value Adjustment, see the Fixed Side of the Contract - Guaranteed Periods and Market Value Adjustment.
Transfers may be delayed as permitted by the 1940 Act. See Delay of Payments.
Telephone and Electronic Transactions
A surrender, withdrawal, or transfer request may be made to our Home Office using a fax or other electronic means. In addition, withdrawal and transfer requests may be made by telephone, subject to certain restrictions. In order to prevent unauthorized or fraudulent transfers, we may require certain identifying information before we will act upon instructions. We may also assign the Contractowner a Personal Identification Number (PIN) to serve as identification. We will not be liable for following instructions we reasonably believe are genuine. Telephone and other electronic requests will be recorded and written confirmation of all transactions will be mailed to the Contractowner on the next Valuation Date.
Please note that the telephone and/or electronic devices may not always be available. Any telephone, fax machine or other electronic device, whether it is yours, your service provider’s, or your agent’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Home Office.
Market Timing
Frequent, large, or short-term transfers among Subaccounts and the fixed account, such as those associated with “market timing” transactions, can affect the funds and their investment returns. Such transfers may dilute the value of the fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As an effort to protect our Contractowners and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures (the “Market Timing Procedures”). Our Market Timing Procedures are designed to detect and prevent such transfer activity among the Subaccounts and the fixed account that may affect other Contractowners or fund shareholders.
In addition, the funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the funds describe any such policies and procedures, which may be more or less restrictive than the frequent trading policies and procedures of other funds and the Market Timing Procedures we have adopted to discourage frequent transfers among Subaccounts. While we reserve the right to enforce these policies and procedures, Contractowners and other persons with interests under the contracts should be aware that we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the funds. However, under SEC rules, we are required to: (1) enter into a written agreement with each fund or its principal underwriter that obligates us to provide to the fund promptly upon request certain information about the trading activity of individual Contractowners, and (2) execute instructions from the fund to restrict or prohibit further purchases or transfers by specific Contractowners who violate the excessive trading policies established by the fund.
You should be aware that the purchase and redemption orders received by the funds generally are “omnibus” orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the funds’ ability to apply their respective disruptive trading policies and procedures. We cannot guarantee that the funds (and thus our Contractowners) will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the funds. In addition, if a fund believes that an omnibus order we submit may reflect one or more transfer requests from Contractowners engaged in disruptive trading activity, the fund may reject the entire omnibus order.
Our Market Timing Procedures detect potential “market timers” by examining the number of transfers made by Contractowners within given periods of time. In addition, managers of the funds might contact us if they believe or suspect that there is market timing. If requested by a fund company, we may vary our Market Timing Procedures from Subaccount to Subaccount to comply with specific fund policies and procedures.
We may increase our monitoring of Contractowners who we have previously identified as market timers. When applying the parameters used to detect market timers, we will consider multiple contracts owned by the same Contractowner if that Contractowner has been identified as a market timer. For each Contractowner, we will investigate the transfer patterns that meet the parameters being used to detect potential market timers. We will also investigate any patterns of trading behavior identified by the funds that may not have been captured by our Market Timing Procedures.
Once a Contractowner has been identified as a market timer under our Market Timing Procedures, we will notify the Contractowner in writing that future transfers (among the Subaccounts and/or the fixed account) will be temporarily permitted to be made only by original signature sent to us by U.S. mail, first-class delivery for the remainder of the Contract Year (or calendar year if the contract is an individual contract that was sold in connection with an employer sponsored plan). Overnight delivery or electronic instructions (which
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may include telephone, facsimile, or Internet instructions) submitted during this period will not be accepted. If overnight delivery or electronic instructions are inadvertently accepted from a Contractowner that has been identified as a market timer, upon discovery, we will reverse the transaction within 1 or 2 business days. We will impose this “original signature” restriction on that Contractowner even if we cannot identify, in the particular circumstances, any harmful effect from that Contractowner's particular transfers.
Contractowners seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect such transfer activity may be limited by operational systems and technological limitations. The identification of Contractowners determined to be engaged in such transfer activity that may adversely affect other Contractowners or fund shareholders involves judgments that are inherently subjective. We cannot guarantee that our Market Timing Procedures will detect every potential market timer. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the funds. This may result in lower long-term returns for your investments.
Our Market Timing Procedures are applied consistently to all Contractowners. An exception for any Contractowner will be made only in the event we are required to do so by a court of law. In addition, certain funds available as investment options in your contract may also be available as investment options for owners of other, older life insurance policies issued by us. Some of these older life insurance policies do not provide a contractual basis for us to restrict or refuse transfers which are suspected to be market timing activity. In addition, because other insurance companies and/or retirement plans may invest in the funds, we cannot guarantee that the funds will not suffer harm from frequent, large, or short-term transfer activity among Subaccounts and the fixed accounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.
In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). If we modify our Market Timing Procedures, they will be applied uniformly to all Contractowners or as applicable to all Contractowners investing in underlying funds.
Some of the funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund’s investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. To the extent permitted by applicable law, we reserve the right to defer or reject a transfer request at any time that we are unable to purchase or redeem shares of any of the funds available through the VAA, including any refusal or restriction on purchases or redemptions of the fund shares as a result of the funds' own policies and procedures on market timing activities. If a fund refuses to accept a transfer request we have already processed, we will reverse the transaction within 1 or 2 business days. We will notify you in writing if we have reversed, restricted or refused any of your transfer requests. Some funds also may impose redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the funds. You should read the prospectuses of the funds for more details on their redemption fees and their ability to refuse or restrict purchases or redemptions of their shares.
Transfers After the Annuity Commencement Date
You may transfer all or a portion of your investment in one Subaccount to another Subaccount or to the fixed side of the contract, as permitted under your contract. Those transfers will be limited to three times per Contract Year. You may also transfer from a variable Annuity Payout to a fixed Annuity Payout. You may not transfer from a fixed Annuity Payout to a variable Annuity Payout. Once elected, the fixed Annuity Payout is irrevocable.
These provisions also apply during the i4LIFE® Advantage Lifetime Income Period. See i4LIFE® Advantage.
Ownership
The Contractowner on the date of issue will be the person or entity designated in the contract specifications. The Contractowner of a nonqualified contract may name a joint owner.
As Contractowner, you have all rights under the contract. According to Indiana law, the assets of the VAA are held for the exclusive benefit of all Contractowners and their designated Beneficiaries; and the assets of the VAA are not chargeable with liabilities arising from any other business that we may conduct. We reserve the right to approve all ownership and Annuitant changes. Nonqualified contracts may not be sold, discounted, or pledged as collateral for a loan or for any other purpose. Qualified contracts are not transferable unless allowed under applicable law. Nonqualified contracts may not be collaterally assigned. Assignments may have an adverse impact on any Death Benefits or benefits offered under Living Benefit Riders in this product and may be prohibited under the terms of a particular feature. We assume no responsibility for the validity or effect of any assignment. Consult your tax advisor about the tax consequences of an assignment.
Joint Ownership
If a contract has joint owners, the joint owners shall be treated as having equal undivided interests in the contract. Either owner, independently of the other, may exercise any ownership rights in this contract. Not more than two owners (an owner and joint owner) may be named and contingent owners are not permitted.
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Annuitant
The following rules apply prior to the Annuity Commencement Date. You may name only one Annuitant (unless you are a tax-exempt entity, then you can name two joint Annuitants). You (if the Contractowner is a natural person) have the right to change the Annuitant at any time by notifying us in writing of the change. However, we reserve the right to approve all Annuitant changes. This may not be allowed if certain riders are in effect. The new Annuitant must be under age 91 as of the effective date of the change. This change may cause a reduction in the Death Benefits or benefits offered under Living Benefit Riders. See The Contracts – Death Benefit and Living Benefit Riders. A contingent Annuitant may be named or changed by notifying us in writing. Contingent Annuitants are not allowed on contracts owned by non-natural owners. On or after the Annuity Commencement Date, the Annuitant or joint Annuitants may not be changed and contingent Annuitant designations are no longer applicable.
Surrenders and Withdrawals
Before the Annuity Commencement Date, we will allow the surrender of the contract or a withdrawal of the Contract Value upon your written request on an approved Lincoln distribution request form (available from the Home Office), fax, or other electronic means. Withdrawal requests may be made by telephone or our website, subject to certain restrictions. All surrenders and withdrawals may be made in accordance with the rules discussed below. Surrender or withdrawal rights after the Annuity Commencement Date depend on the Annuity Payout option selected.
The amount available upon surrender/withdrawal is the Contract Value less any applicable charges, fees, and taxes at the end of the Valuation Period during which the written request for surrender/withdrawal is received in Good Order at the Home Office. If we receive a surrender or withdrawal request in Good Order at our Home Office before the close of the NYSE (normally 4:00 p.m., New York time), we will process the request using the Accumulation Unit value computed on that Valuation Date. If we receive a surrender or withdrawal request in Good Order at our Home Office after market close, we will process the request using the Accumulation Unit value computed on the next Valuation Date. There may be circumstances under which the NYSE may close early (prior to 4:00 p.m., New York time). In such instances, surrender or withdrawal requests received after such early market close will be processed using the Accumulation Unit value computed on the next Valuation Date. The minimum amount which can be withdrawn is $300. Unless a request for withdrawal specifies otherwise, withdrawals will be made from all Subaccounts within the VAA and from the fixed account in the same proportion that the amount of withdrawal bears to the total Contract Value. Surrenders and withdrawals from the fixed account may be subject to the Market Value Adjustment. See Fixed Side of the Contract. Unless prohibited, surrender/withdrawal payments will be mailed within seven days after we receive a valid written request at the Home Office. The payment may be postponed as permitted by the 1940 Act.
The tax consequences of a surrender/withdrawal are discussed later in this prospectus. See Federal Tax Matters – Taxation of Withdrawals and Surrenders.
Additional Services
These additional services are available to you under your contract: dollar-cost averaging (DCA), automatic withdrawal service (AWS), cross-reinvestment service and portfolio rebalancing. Currently, there is no charge for these services. However, we reserve the right to impose one after appropriate notice to Contractowners. In order to take advantage of one of these services, you will need to complete the appropriate election form that is available from our Home Office or call 1-888-868-2583. These services will stop once we are notified of a pending death claim. For further detailed information on these services, please see Additional Services in the SAI.
Dollar-Cost Averaging. Dollar-cost averaging allows you to transfer amounts from the DCA fixed account, if available, or certain Subaccounts into the Subaccounts on a monthly basis or in accordance with other terms we make available.
You may elect to participate in the DCA program at the time of application or at any time before the Annuity Commencement Date by completing our election form, by calling our Home Office, or by other electronic means. The minimum amount to be dollar cost averaged (DCA’d) is $1,500 over any time period between six and 60 months. We may offer different time periods for new Purchase Payments and for transfers of Contract Value. State variations may exist. Once elected, the program will remain in effect until the earlier of:
•	the Annuity Commencement Date;
•	the value of the amount being DCA’d is depleted; or
•	you cancel the program by written request or by telephone if we have your telephone authorization on file.
We reserve the right to restrict access to this program at any time.
A transfer made as part of this program is not considered a transfer for purposes of limiting the number of transfers that may be made, or assessing any charges or Market Value Adjustment which may apply to transfers. Upon receipt of an additional Purchase Payment allocated to the DCA fixed account, the existing program duration will be extended to reflect the end date of the new DCA program. However, the existing interest crediting rate will not be extended. The existing interest crediting rate will expire at its originally scheduled expiration date and the value remaining in the DCA account from the original amount as well as any additional Purchase Payments will be credited with interest at the standard DCA rate at the time. If you cancel the DCA program, your remaining
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Contract Value in the DCA program will be allocated to the Subaccounts according to your allocation instructions. We reserve the right to discontinue or modify this program at any time. If you have chosen DCA from one of the Subaccounts, only the amount allocated to that DCA program will be transferred. Investment gain, if any, will remain in that Subaccount unless you reallocate it to one of the other Subaccounts. If you are enrolled in automatic rebalancing, this amount may be automatically rebalanced based on your allocation instructions in effect at the time of rebalancing. DCA does not assure a profit or protect against loss.
Automatic Withdrawal Service. The automatic withdrawal service (AWS) provides for an automatic periodic withdrawal of your Contract Value. Withdrawals under AWS are subject to applicable Market Value Adjustments. See Fixed Side of the Contract – Market Value Adjustment. Withdrawals under AWS will be noted on your quarterly statement. AWS is also available for amounts allocated to the fixed account, if applicable.
Cross-Reinvestment Service. The cross-reinvestment service automatically transfers the Contract Value in a designated Subaccount that exceeds a baseline amount to another specific Subaccount at specific intervals. You specify the applicable Subaccounts, the baseline amount and the interval period. As of May 1, 2010, this service is no longer available to new participants. Any Contractowner who had enrolled in this service prior to this date may continue to participate.
Portfolio Rebalancing. Portfolio rebalancing is an option that restores to a pre-determined level the percentage of Contract Value allocated to each Subaccount. The rebalancing may take place monthly, quarterly, semi-annually or annually. Rebalancing events will be noted on your quarterly statement. The fixed account is not available for portfolio rebalancing.
Only one of the three additional services (DCA, cross-reinvestment and portfolio rebalancing) may be used at one time. For example, you cannot have DCA and cross-reinvestment running simultaneously. We reserve the right to discontinue any or all of these administrative services at any time.
Asset Allocation Models
You may allocate your Purchase Payment among a group of Subaccounts within an asset allocation model. Each model invests different percentages of the Contract Value in some or all of the Subaccounts currently available within your annuity contract. If you select an asset allocation model, 100% of your Contract Value (and any additional Purchase Payments you make) will be allocated among certain Subaccounts in accordance with the model’s asset allocation strategy. You may not make transfers among the Subaccounts. We will proportionately deduct any withdrawals you make from the Subaccounts in the asset allocation model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in the contract at any time.
Your registered representative may discuss asset allocation models with you to assist in deciding to allocate your Purchase Payments among the various Subaccounts and/or the fixed account. You should consult with your registered representative as to whether a model is appropriate for you.
Each of the asset allocation models seeks to meet its investment objective while avoiding excessive risk. The models also strive to achieve diversification among asset classes in order to help provide returns commensurate with a given level of risk over the long-term. There can be no assurance, however, that any of the asset allocation models will achieve its investment objective. If you are seeking a more aggressive strategy, these models may not be appropriate for you.
The asset allocation models are intended to provide a diversified investment portfolio by combining different asset classes to help it reach its stated investment goal. While diversification may help reduce overall risk, it does not eliminate the risk of losses and it does not protect against losses in a declining market.
In order to maintain the model’s specified Subaccount allocation percentages, you agree to be automatically enrolled in the portfolio rebalancing option and you thereby authorize us to automatically rebalance your Contract Value on a quarterly basis based upon your allocation instructions in effect at the time of the rebalancing. Confirmation of the rebalancing will appear on your quarterly statement. We reserve the right to change the rebalancing frequency at any time, in our sole discretion, but will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change in frequency.
The models are static asset allocation models. This means that they have fixed allocations made up of underlying funds that are offered within your contract and the percentage allocations will not change over time. Once you have selected an asset allocation model, we will not make any changes to the fund allocations within the model except for the rebalancing described above. If you wish to change your fund allocations either to new funds or to a different model, you must submit new allocation instructions to us. You may terminate a model at any time. There is no additional charge from Lincoln for participating in a model.
The election of certain Living Benefit Riders may require that you allocate Purchase Payments in accordance with Investment Requirements that may be satisfied by choosing an asset allocation model. Different requirements and/or restrictions may apply under the individual rider. See The Contracts – Investment Requirements. To the extent you are using a model to satisfy your Investment Requirements, the model is intended, in part, to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under the Living Benefit Riders.
The models were designed and prepared by Lincoln Investment Advisors Corporation (LIAC), which is an affiliate of ours, for use by Lincoln Financial Distributors, Inc. (LFD), the principal underwriter of the contracts. LFD provides models to broker-dealers who may
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offer the models to their own clients. In making these models and Subaccounts available as investment options under your contract, LIAC, LFD and the Company are not providing you with investment advice, nor are they recommending to you any particular model or Subaccount. You should consult with your registered representative to determine whether you should utilize or invest in any model or Subaccount, or whether it is suitable for you based upon your goals, risk tolerance and time horizon.
If a fund within a model closes to new investors, investors that have been invested before the fund closed may remain in the model. However the model would no longer be offered to new investors. If a fund within a model liquidates, we may transfer assets from that Subaccount to another Subaccount after providing notice to you. If this transfer occurs, and you own a Living Benefit Rider and are subject to Investment Requirements, you may no longer comply with the Investment Requirements. See the Investment Requirements section of this prospectus for more information. If a fund within a model merges with another fund, we will add the surviving fund to the model.
Death Benefit
The chart below provides a brief overview of how the Death Benefit proceeds will be distributed if death occurs prior to i4LIFE® Advantage elections or prior to the Annuity Commencement Date. Refer to your contract for the specific provisions applicable upon death.
upon death of:	and...	and...	Death Benefit proceeds pass to:
Contractowner	There is a surviving joint owner	The Annuitant is living or deceased	Joint owner
Contractowner	There is no surviving joint owner	The Annuitant is living or deceased	Designated Beneficiary
Contractowner	There is no surviving joint owner and the Beneficiary predeceases the Contractowner	The Annuitant is living or deceased	Contractowner's estate
Annuitant	The Contractowner is living	There is no contingent Annuitant	The youngest Contractowner becomes the contingent Annuitant and the contract continues. The Contractowner may waive* this continuation and receive the Death Benefit proceeds.
Annuitant	The Contractowner is living	The contingent Annuitant is living	Contingent Annuitant becomes the Annuitant and the contract continues
Annuitant**	The Contractowner is a trust or other non-natural person	No contingent Annuitant allowed with non-natural Contractowner	Designated Beneficiary

*	Notification from the Contractowner to receive the Death Benefit proceeds must be received within 75 days of the death of the Annuitant.

**	Death of Annuitant is treated like death of the Contractowner.
A Death Benefit may be payable if the Contractowner (or a joint owner) or Annuitant dies prior to the Annuity Commencement Date. You can choose the Death Benefit. Only one Death Benefit may be in effect at any one time and this Death Benefit terminates if you elect i4LIFE® Advantage or elect any other annuitization option. Generally, the more expensive the Death Benefit is, the greater the protection.
You should consider the following provisions carefully when designating the Beneficiary, Annuitant, any contingent Annuitant and any joint owner, as well as before changing any of these parties. The identity of these parties under the contract may significantly affect the amount and timing of the Death Benefit or other amount paid upon a Contractowner's or Annuitant's death.
You may designate a Beneficiary during your lifetime and change the Beneficiary by filing a written request with our Home Office. Each change of Beneficiary revokes any previous designation. We reserve the right to request that you send us the contract for endorsement of a change of Beneficiary.
Upon the death of the Contractowner, a Death Benefit will be paid to the Beneficiary. Upon the death of a joint owner, the Death Benefit will be paid to the surviving joint owner. If the Contractowner is a corporation or other non-individual (non-natural person), the death of the Annuitant will be treated as death of the Contractowner.
If an Annuitant who is not the Contractowner or joint owner dies, then the contingent Annuitant, if named, becomes the Annuitant and no Death Benefit is payable on the death of the Annuitant. If no contingent Annuitant is named, the Contractowner (or younger of joint owners) becomes the Annuitant. Alternatively, a Death Benefit may be paid to the Contractowner (and joint owner, if applicable, in equal shares). Notification of the election of this Death Benefit must be received by us within 75 days of the death of the Annuitant. The contract terminates when any Death Benefit is paid due to the death of the Annuitant.
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A Death Benefit payable on the death of the Annuitant will not be paid if the Annuitant has been changed subsequent to the effective date of this contract unless the change occurred because of the death of a prior Annuitant.
Enhanced Guaranteed Minimum Death Benefit (EGMDB). The EGMDB provides a Death Benefit equal to the greatest of:
•	the Contract Value as of the Valuation Date we approve the payment of the claim; or
•	the sum of all Purchase Payments less the sum of all withdrawals, partial annuitizations and premium tax incurred; or
•	the highest Contract Value on any contract anniversary (including the inception date) (determined before the allocation of any Purchase Payments on that contract anniversary) for ages up to, and including, the deceased's age 80. The highest Contract Value is increased by Purchase Payments and is decreased by partial withdrawals, partial annuitizations, and any premium taxes incurred on or subsequent to the anniversary date on which the highest Contract Value is obtained.
There is a charge for this Death Benefit.
Death Benefits which are no longer available for election include: 5% Step-up Benefit and Estate Enhancement Benefit Rider (EEB Rider). An Appendix to this prospectus provides a detailed description of this Death Benefit.
All references to withdrawals include deductions for any applicable charges associated with those withdrawals (a Market Value Adjustment for example) and premium taxes, if any.
General Death Benefit Information
Only one of these Death Benefit elections may be in effect at any one time (in addition to ABESM). Your Death Benefit terminates on and after the Annuity Commencement Date. i4LIFE® Advantage only provides Death Benefit options during the Access Period. There are no Death Benefits during the Lifetime Income Period. Please see the i4LIFE® Advantage – i4LIFE® Advantage Death Benefit section of this prospectus for more information.
If there are joint owners, upon the death of the first Contractowner, we will pay a Death Benefit to the surviving joint owner. The surviving joint owner will be treated as the primary, designated Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. If the surviving joint owner is the spouse of the deceased joint owner, he/she may continue the contract as sole Contractowner. Upon the death of the spouse who continues the contract, we will pay a Death Benefit to the designated Beneficiary(s).
If the Beneficiary is the spouse of the Contractowner, then the spouse may elect to continue the contract as the new Contractowner. Same-sex spouses should carefully consider whether to purchase annuity products that provide benefits based upon status as a spouse, and whether to exercise any spousal rights under the contract. You are strongly encouraged to consult a tax advisor before electing spousal rights under the contract.
Should the surviving spouse elect to continue the contract, a portion of the Death Benefit may be credited to the contract. Any portion of the Death Benefit that would have been payable (if the contract had not been continued) that exceeds the current Contract Value on the Valuation Date we approve the claim will be added to the Contract Value. If the contract is continued in this way the Death Benefit in effect at the time the Beneficiary elected to continue the contract will remain as the Death Benefit.
The value of the Death Benefit will be determined as of the Valuation Date we approve the payment of the claim. Approval of payment will occur upon our receipt of a claim submitted in good order. To be in Good Order, we require all the following:
1. proof (e.g. an original certified death certificate), or any other proof of death satisfactory to us, of the death; and
2. written authorization for payment; and
3. all required claim forms, fully completed (including selection of a settlement option).
Notwithstanding any provision of this contract to the contrary, the payment of Death Benefits provided under this contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death Benefits may be taxable. See Federal Tax Matters.
Unless otherwise provided in the Beneficiary designation, one of the following procedures will take place on the death of a Beneficiary:
•	if any Beneficiary dies before the Contractowner, that Beneficiary’s interest will go to any other Beneficiaries named, according to their respective interests; and/or
•	if no Beneficiary survives the Contractowner, the proceeds will be paid to the Contractowner’s estate.
If the Beneficiary is a minor, court documents appointing the guardian/custodian may be required.
The Beneficiary may choose the method of payment of the Death Benefit unless the Contractowner has already selected a settlement option. The Death Benefit payable to the Beneficiary or joint owner must be distributed within five years of the Contractowner’s date of death unless the Beneficiary begins receiving, within one year of the Contractowner’s death, the distribution in the form of a life annuity or an annuity for a designated period not extending beyond the Beneficiary’s life expectancy.
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Upon the death of the Annuitant, Federal tax law requires that an annuity election be made no later than 60 days after we have approved the death claim for payment.
The recipient of a Death Benefit may elect to receive payment either in the form of a lump sum settlement or an Annuity Payout. If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of Death Benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.
Abandoned Property. Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the date a benefit is due and payable. For example, if the payment of a Death Benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the Death Benefit, or the Beneficiary does not come forward to claim the Death Benefit in a timely manner, the Death Benefit will be “escheated”. This means that the Death Benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Contractowner last resided, as shown on our books and records, or to our state of domicile. This escheatment is revocable and the state is obligated to pay the Death Benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation.
To prevent such escheatment, it is important that you update your Beneficiary designations, including addresses, if and as they change. You may update your Beneficiary designations by submitting a Beneficiary change form to our Home Office.
Investment Requirements
If you purchase a Living Benefit Rider (except i4LIFE® Advantage without Guaranteed Income Benefit), you will be subject to Investment Requirements. This requirement means you will be limited in your choice of Subaccount investments and in how much you can invest in certain Subaccounts. This also means you will not be able to allocate Contract Value to all of the Subaccounts that are available to Contractowners who have not elected a Living Benefit Rider. We impose Investment Requirements to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under a Living Benefit Rider.
If you elect a Living Benefit Rider, Investment Requirements apply whether you purchase the rider at contract issue or add it to an existing contract. The Living Benefit Rider you purchase and the date of purchase will determine which Investment Requirements Option will apply to your contract. See Option 1, Option 2, and Option 3 below. Currently, if you purchase i4LIFE® without Guaranteed Income Benefit, you will not be subject to any Investment Requirements, although we reserve the right to impose Investment Requirements for this rider in the future. If we do exercise our right to do so, you will have to reallocate your Account Value subject to such requirements.
Certain of the underlying funds that are included in the Investment Requirements, including funds managed by an adviser affiliated with us, employ risk management strategies that are intended to control the funds’ overall volatility, and for some funds, to also reduce the downside exposure of the funds during significant market downturns.
These funds are included under Investment Requirements (particularly in the Investment Requirements for the Managed Risk riders) in part because the reduction in volatility helps us to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under a Living Benefit Rider. At the same time, risk management strategies in periods of high market volatility or other market conditions, could limit your participation in market gains. This may conflict with your investment objectives by limiting your ability to maximize potential growth of your Contract Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. You should consult your registered representative to determine whether these funds align with your investment objectives. For more information about the funds and the investment strategies they employ, please refer to the funds’ current prospectuses. Fund prospectuses are available by contacting us.
Under each option, we have divided the Subaccounts of your contract into groups and have specified the minimum or maximum percentages of Contract Value that must be in each group at the time you purchase the rider (or when the rider Investment Requirements are enforced, if later). In addition, depending on when you purchased your contract, you may allocate your Contract Value and Purchase Payments in accordance with certain asset allocation models, as noted below. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. Some investment options are not available to you if you purchase certain riders. The Investment Requirements may not be consistent with an aggressive investment strategy. You should consult with your registered representative to determine if the Investment Requirements are consistent with your investment objectives.
The chart below is provided to help you determine which option of Investment Requirements, if any, applies to the Living Benefit Rider you purchase. If you do not elect a Living Benefit Rider, the Investment Requirements will not apply to your contract. Different Investment Requirements may apply if you terminate one rider and elect another rider.
If you elect...	and the date of election is...	you will be subject to Investment Requirements
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk)	On or after April 2, 2012	Option 3 for Managed Risk riders
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If you elect...	and the date of election is...	you will be subject to Investment Requirements
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk)	On or after May 21, 2012	Option 3 for Managed Risk riders
i4LIFE® Advantage Select Guaranteed Income Benefit	On or after October 3, 2016	Option 3
Lincoln Market Select® Advantage	On or after October 5, 2015	Option 3
Lincoln Lifetime IncomeSM Advantage 2.0	On or after November 15, 2010	Option 3
Lincoln Lifetime IncomeSM Advantage	February 19, 2008 through January 19, 2009 On or after January 20, 2009	Option 2 Option 3
Lincoln SmartSecurity® Advantage	Prior to April 10, 2006 April 10, 2006 through January 19, 2009 On or after January 20, 2009	N/A Option 1 Option 3
4LATER® Advantage	April 10, 2006 through January 19, 2009 On or after January 20, 2009	Option 1 Option 3
i4LIFE® Advantage Guaranteed Income Benefit (v.1)	Prior to April 10, 2006 On or after April 10, 2006	N/A Option 1
i4LIFE® Advantage Guaranteed Income Benefit (v.2)	April 10, 2006 through January 19, 2009 On or after January 20, 2009	Option 1 Option 3
i4LIFE® Advantage Guaranteed Income Benefit (v.3)	October 6, 2008 through January 19, 2009 On or after January 20, 2009	Option 2 Option 3
i4LIFE® Advantage Guaranteed Income Benefit (v.4)	On or after November 15, 2010	Option 3
Investment Requirements – Option 1
No more than 35% of your Contract Value (includes Account Value if i4LIFE® Advantage is in effect) can be invested in the following Subaccounts (“Limited Subaccounts”) (Note: not all Subaccounts are available with all contracts):
•	AB VPS Global Thematic Growth Portfolio
•	AB VPS Small/Mid Cap Value Portfolio
•	American Funds Global Growth Fund
•	American Funds Global Small Capitalization Fund
•	American Funds International Fund
•	Delaware VIP® Emerging Markets Series
•	Delaware VIP® High Yield Series
•	Delaware VIP® International Value Equity Series
•	Delaware VIP® REIT Series
•	Delaware VIP® Small Cap Value Series
•	Delaware VIP® Smid Cap Core Series
•	Fidelity® VIP Mid-Cap Portfolio
•	Franklin Income VIP Fund
•	Franklin Mutual Shares VIP Fund
•	Invesco V.I. International Growth Fund
•	Janus Henderson Enterprise Portfolio
•	Janus Henderson Global Research Portfolio
•	JPMorgan Insurance Trust Global Allocation Portfolio
•	LVIP Baron Growth Opportunities Fund
•	LVIP Blended Mid Cap Managed Volatility Fund
•	LVIP Clarion Global Real Estate Fund
•	LVIP Delaware Special Opportunities Fund
•	LVIP Dimensional International Equity Managed Volatility Fund
•	LVIP Franklin Templeton Global Equity Managed Volatility Fund
•	LVIP JPMorgan High Yield Fund
•	LVIP JPMorgan Select Mid Cap Managed Volatility Fund
•	LVIP MFS International Growth Fund
•	LVIP Mondrian International Value Fund
•	LVIP Multi-Manager Global Equity Managed Volatility Fund
•	LVIP SSGA Developed International 150 Fund
•	LVIP SSGA Emerging Markets 100 Fund
•	LVIP SSGA International Index Fund
•	LVIP SSGA Small-Cap Index Fund
•	LVIP SSGA Small-Mid Cap 200 Fund
•	LVIP T. Rowe Price 2040 Fund
•	LVIP T. Rowe Price Structured Mid-Cap Growth Fund
•	LVIP Vanguard International Equity ETF Fund
•	LVIP Wellington Mid-Cap Value Fund
•	MFS® VIT Growth Series
•	MFS® VIT Utilities Series
•	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio
•	Putnam VT Global Health Care Fund
•	Templeton Growth VIP Fund

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All other Subaccounts will be referred to as “Non-Limited Subaccounts” except ClearBridge Variable Mid Cap Portfolio, Deutsche Alternative Asset Allocation VIP Portfolio, LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund, LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund, and PIMCO VIT Commodity Real Return® Strategy Portfolio which are not available. The Lincoln SSGA Aggressive Index Model, the Lincoln SSGA Structured Aggressive Model and the Franklin Templeton Founding Investment Strategy are also unavailable for investment.
You can select the percentages of Contract Value, if any, allocated to the Limited Subaccounts, but the cumulative total investment in all the Limited Subaccounts cannot exceed 35% of the total Contract Value. On each quarterly anniversary of the effective date of any of these benefits, if the Contract Value in the Limited Subaccounts exceeds 35%, Lincoln will rebalance your Contract Value so that the Contract Value in the Limited Subaccounts is 30%. If you are enrolled in portfolio rebalancing, the cumulative total investment in all the Limited Subaccounts cannot exceed 35% of total Contract Value. If your current portfolio rebalancing does not adhere to this requirement, your portfolio rebalancing program will be terminated.
If rebalancing is required, the Contract Value in excess of 30% will be removed from the Limited Subaccounts on a pro rata basis and invested in the remaining Non-Limited Subaccounts on a pro rata basis according to the Contract Value percentages in the Non-Limited Subaccounts at the time of the reallocation. If there is no Contract Value in the Non-Limited Subaccounts at that time, all Contract Value removed from the Limited Subaccounts will be placed in the Delaware VIP® Limited-Term Diversified Income Series Subaccount. We reserve the right to designate a different investment option other than the Delaware VIP Limited-Term Diversified Income Series as the default investment option should there be no Contract Value in the Non-Limited Subaccounts. We will provide you with notice of such change. Confirmation of the rebalancing will appear on your quarterly statement.
We may move Subaccounts on or off the Limited or Non-Limited Subaccount list, exclude Subaccounts and asset allocation models from being available for investment, change the number of Limited Subaccount groups, change the percentages of Contract Value allowed in the Limited or Non-Limited Subaccounts or change the frequency of the Contract Value rebalancing, at any time, in our sole discretion. We will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under these riders. Our decision to make modifications will be based on several factors including the general market conditions and the style and investment objectives of the Subaccount investments.
At the time you receive notice of a change or when you are notified that we will begin enforcing the Investment Requirements, you may:
1.	submit your own reallocation instructions for the Contract Value in excess of 35% in the Limited Subaccounts; or
2.	take no action and be subject to the quarterly rebalancing as described above; or
3.	terminate the applicable rider immediately, without waiting for a termination event if you do not wish to be subject to these Investment Requirements.
Investment Requirements – Option 2
You can select the percentages of Contract Value (includes Account Value if i4LIFE® Advantage is in effect) to allocate to individual Subaccounts within each group, but the total investment for all Subaccounts in a group must comply with the specified minimum or maximum percentages for that group.
In accordance with these Investment Requirements, you agree to be automatically enrolled in the portfolio rebalancing option under your contract and thereby authorize us to automatically rebalance your Contract Value on a periodic basis. On each quarterly anniversary of the effective date of the rider, we will rebalance your Contract Value, proportionately, based on your allocation instructions in effect at the time of the rebalancing. Any reallocation of Contract Value among the Subaccounts made by you prior to a rebalancing date will become your allocation instructions for rebalancing purposes. Confirmation of the rebalancing will appear on your quarterly statement. We reserve the right to change the rebalancing frequency, at any time, in our sole discretion. We will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change in frequency. If we rebalance Contract Value from the Subaccounts and your allocation instructions do not comply with the Investment Requirements, then the portion of the rebalanced Contract Value that does not meet the Investment Requirements will be allocated to the Delaware VIP® Limited-Term Diversified Income Series as the default investment option (or any other Subaccount that we may designate for that purpose). These investments will become your allocation instructions until you tell us otherwise.
We may change the list of Subaccounts in a group, change the number of groups, change the minimum or maximum percentages of Contract Value allowed in a group or change the investment options that are or are not available to you, at any time, in our sole discretion. We will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under these riders. Our decision to make modifications will be based on several factors including the general market conditions and the style and investment objectives of the Subaccount investments.
At the time you receive notice of a change to the Investment Requirements, you may:
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1.	submit your own reallocation instructions for the Contract Value, before the effective date specified in the notice, so that the Investment Requirements are satisfied;
2.	if you take no action, such changes will apply only to additional Purchase Payments or to future transfers of contract value. You will not be required to change allocations to existing Subaccounts, but you will not be allowed to add money, by either an additional Purchase Payment or a contract transfer, in excess of the new percentage applicable to a Subaccount or Subaccount group. This does not apply to Subaccounts added to Investment Requirements on or after June 30, 2009. For Subaccounts added to Investment Requirements on or after June 30, 2009, you may be subject to rebalancing as described above. If this results in a change to your allocation instructions, then these will be your new allocation instructions until you tell us otherwise; or
3.	terminate the applicable rider immediately, without waiting for a termination event if you do not wish to be subject to the new terms of the Investment Requirements.
At this time, the Subaccount groups are as follows:
Group 1 Investments must be at least 25% of Contract Value or Account Value	Group 2 Investments cannot exceed 75% of Contract Value or Account Value	Group 3 Investments cannot exceed 10% of Contract Value or Account Value
Delaware VIP® Diversified Income Series
Delaware VIP® High Yield Series
Delaware VIP® Limited-Term Diversified Income Series
JPMorgan Insurance Trust Core Bond Portfolio
LVIP BlackRock Inflation Protected Bond Fund
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Dimensional/Vanguard Total Bond Fund
LVIP Global Income Fund
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund
LVIP SSGA Short-Term Bond Index Fund
LVIP Western Asset Core Bond Fund
Templeton Global Bond VIP Fund	All other Subaccounts except those in Group 3 and as discussed below.	Delaware VIP® REIT Series Deutsche Alternative Asset Allocation VIP Portfolio LVIP SSGA Emerging Markets 100 Fund
The ClearBridge Variable Mid Cap Portfolio, LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund, LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund, and PIMCO VIT CommodityRealReturn® Strategy Portfolio are not available. The fixed account is only available for dollar cost averaging.
To satisfy these Investment Requirements, you may allocate 100% of your Contract Value or i4LIFE® Advantage Account Value among the Subaccounts on the following list, as applicable to your contract. If you allocate less than 100% of Contract Value or i4LIFE® Advantage Account Value to or among these Subaccounts, then these Subaccounts will be considered as part of Group 1 or 2 above, as applicable, and you will be subject to the Group 1 or 2 restrictions. In addition, you can allocate 100% of your Contract Value to the Franklin Templeton Founding Investment Strategy (Franklin Income VIP Fund 34%, LVIP Franklin Templeton Global Equity Managed Volatility Fund 33% and Franklin Mutual Shares VIP Fund 33%).
•	ALPS/Stadion Core ETF Portfolio
•	American Century VP Balanced Fund
•	BlackRock Global Allocation V.I. Fund
•	Delaware VIP® Diversified Income Series
•	Delaware VIP® High Yield Series
•	Delaware VIP® Limited-Term Diversified Income Series
•	Fidelity® VIP FundsManager® 50% Portfolio
•	First Trust/Dow Jones Dividend & Income Allocation Portfolio
•	Franklin Income VIP Fund
•	JPMorgan Insurance Trust Core Bond Portfolio
•	LVIP BlackRock Global Allocation V.I. Managed Risk Fund
•	LVIP BlackRock Inflation Protected Bond Fund
•	LVIP BlackRock Scientific Allocation Fund
•	LVIP Delaware Bond Fund
•	LVIP Delaware Diversified Floating Rate Fund
•	LVIP Delaware Wealth Builder Fund
•	LVIP Dimensional/Vanguard Total Bond Fund
•	LVIP Franklin Templeton Multi-Asset Opportunities Fund
•	LVIP Global Conservative Allocation Managed Risk Fund
•	LVIP Global Growth Allocation Managed Risk Fund
•	LVIP Global Income Fund
•	LVIP Global Moderate Allocation Managed Risk Fund
•	LVIP Goldman Sachs Income Builder Fund
•	LVIP JPMorgan Retirement Income Fund
•	LVIP PIMCO Low Duration Bond Fund
•	LVIP SSGA Bond Index Fund
•	LVIP SSGA Conservative Index Allocation Fund
•	LVIP SSGA Conservative Structured Allocation Fund
•	LVIP SSGA Global Tactical Allocation Managed Volatility Fund
•	LVIP SSGA Moderate Index Allocation Fund
•	LVIP SSGA Moderate Structured Allocation Fund
•	LVIP SSGA Moderately Aggressive Index Allocation Fund

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•	LVIP SSGA Moderately Aggressive Structured Allocation Fund
•	LVIP SSGA Short-Term Bond Index Fund
•	LVIP T. Rowe Price 2010 Fund
•	LVIP T. Rowe Price 2020 Fund
•	LVIP T. Rowe Price 2030 Fund
•	LVIP T. Rowe Price 2040 Fund
•	LVIP U.S. Growth Allocation Managed Risk Fund
•	LVIP Western Asset Core Bond Fund
•	MFS® VIT Total Return Series
•	Putnam VT George Putnam Balanced Fund
•	QS Variable Conservative Growth
•	Templeton Global Bond VIP Fund
To satisfy these Investment Requirements, Contract Value can be allocated in accordance with certain asset allocation models, made available to you by your broker dealer. 100% of the Contract Value can be allocated to one of the following models: Lincoln SSGA Structured Conservative Model, Lincoln SSGA Structured Moderate Model, Lincoln SSGA Structured Moderately Aggressive Model, Lincoln SSGA Structured Moderately Aggressive Equity Model, Lincoln SSGA Conservative Index Model, Lincoln SSGA Moderate Index Model, Lincoln SSGA Moderately Aggressive Index Model and Lincoln SSGA Moderately Aggressive Equity Index Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your contract that meets the Investment Requirements or reallocate Contract Value among Group 1, Group 2 or Group 3 Subaccounts as described above. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider.
If you purchased the Lincoln Lifetime IncomeSM Advantage Plus rider, your only investment options until the seventh Benefit Year anniversary are to allocate 100% of your Contract Value to: the LVIP Global Moderate Allocation Managed Risk Fund, the LVIP Global Conservative Allocation Managed Risk Fund, the LVIP SSGA Conservative Structured Allocation Fund, the LVIP SSGA Conservative Index Allocation Fund (each a fund of funds) or the Franklin Income VIP Fund or to one of the following models: Lincoln SSGA Conservative Index Model, Lincoln SSGA Moderate Index Model, Lincoln SSGA Structured Conservative Model, and Lincoln SSGA Structured Moderate Model. After the seventh Benefit Year anniversary, if your rider continues, you may invest in other Subaccounts in your contract, subject to Investment Requirements applicable to your purchase date of Lincoln Lifetime IncomeSM Advantage.
Investment Requirements – Option 3
If you elect Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) you must allocate your Contract Value in accordance with the Investment Requirements for Managed Risk Riders section below.
If you elect any other Living Benefit Rider, you must allocate your Contract Value in accordance with the Investment Requirements for i4LIFE® Advantage Select Guaranteed Income Benefit or other Living Benefit Riders sections below, according to which rider you purchased and the date of purchase. For all Living Benefit Riders, you can select the percentages of Contract Value (or Account Value if i4LIFE® Advantage Guaranteed Income Benefit is in effect) to allocate to individual Subaccounts within each group, but the total investment for all Subaccounts within the group must comply with the specified minimum or maximum percentages for that group.
You must hold the rider for a minimum period of time after election (the minimum time is specified under the Termination section of each rider). During this time, you will be required to adhere to the Investment Requirements. After this time, failure to adhere to the Investment Requirements will result in termination of the rider.
Certain Living Benefit Riders guarantee you the right to transition to a version of the i4LIFE® Guaranteed Income Benefit even if that version is no longer available for purchase. If you transition to i4LIFE® Guaranteed Income Benefit, the Investment Requirements under your Prior Living Benefit Rider continue to apply. See i4LIFE® Advantage – i4LIFE® Advantage Guaranteed Income Benefit Transitions for a discussion of this transition.
If you purchase a Living Benefit Rider (except i4LIFE® Advantage without Guaranteed Income Benefit), you agree to be automatically enrolled in the portfolio rebalancing option under your contract and thereby authorize us to automatically rebalance your Contract Value on a periodic basis. On each quarterly anniversary of the effective date of the rider, we will rebalance your Contract Value, proportionately, based on your allocation instructions in effect at the time of the rebalancing. Any reallocation of Contract Value among the Subaccounts made by you prior to a rebalancing date will become your allocation instructions for rebalancing purposes. Confirmation of the rebalancing will appear on your quarterly statement. If we rebalance Contract Value from the Subaccounts and your allocation instructions do not comply with the Investment Requirements, then the portion of the rebalanced Contract Value that does not meet the Investment Requirements will be allocated to the Delaware VIP Limited-Term Diversified Income Series as the default investment option or any other Subaccount that we may designate for that purpose. These investments will become your allocation instructions until you tell us otherwise.
If you elect a Living Benefit Rider, except i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) or i4LIFE® Advantage Select Guaranteed income Benefit on or after May 21, 2018, the Subaccounts of your contract are divided into groups and have specified minimum or maximum percentages of Contract Value that must be in each group at the time you purchase the rider. You can select the percentages of Contract Value to allocate to individual Subaccounts within each group, but the total investment for all Subaccounts within the group must comply with the specified minimum or maximum percentages for that group. We may change the list of Subaccounts in a group, change the number of groups, change the minimum or maximum percentages of Contract Value allowed in a group, change the investment options that are or are not available to you, or change the rebalancing frequency at any time in our sole discretion. We may make Subaccounts unavailable to you at any time in our sole discretion. You will be notified at
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least 30 days prior to the date of any change. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under these riders. Our decision to make modifications will be based on several factors including the general market conditions and the style and investment objectives of the subaccount investments.
If you elect i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) or i4LIFE® Advantage Select Guaranteed Income Benefit on or after May 21, 2018, we may make Subaccounts unavailable to you at any time in our sole discretion. You will be notified at least 30 days prior to the date of any change. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under these riders. Our decision to make modifications will be based on several factors including the general market conditions and the style and investment objectives of the subaccount investments.
At the time you receive notice of a change to the Investment Requirements, you may:
1.	submit your own reallocation instructions for the Contract Value, before the effective date specified in the notice, so that the Investment Requirements are satisfied; or
2.	take no action and be subject to the quarterly rebalancing as described above. If this results in a change to your allocation instructions, then these will be your new allocation instructions until you tell us otherwise; or
3.	terminate the applicable rider immediately, without waiting for a termination event, if you do not wish to be subject to these Investment Requirements.
Option 3 – Investment Requirements for i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) purchased on or after May 21, 2018. If you elect i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) on or after May 21, 2018, you must allocate 100% of your Account Value among one or more of the following Subaccounts only. Not all funds may be available, refer to the “Description of the Funds” section of this prospectus for more information.
•	Delaware VIP® Diversified Income Series
•	Delaware VIP® Limited-Term Diversified Income Series
•	JPMorgan Insurance Trust Core Bond Portfolio
•	LVIP American Century Select Mid Cap Managed Volatility Fund
•	LVIP BlackRock Dividend Value Managed Volatility Fund
•	LVIP BlackRock Global Allocation V.I. Managed Risk Fund
•	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
•	LVIP BlackRock Inflation Protected Bond Fund
•	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
•	LVIP Blended Core Equity Managed Volatility Fund
•	LVIP Blended Large Cap Growth Managed Volatility Fund
•	LVIP Blended Mid Cap Managed Volatility Fund
•	LVIP ClearBridge Large Cap Managed Volatility fund
•	LVIP Delaware Bond Fund
•	LVIP Delaware Diversified Floating Rate Fund
•	LVIP Dimensional International Equity Managed Volatility Fund
•	LVIP Dimensional U.S. Equity Managed Volatility Fund
•	LVIP Dimensional/Vanguard Total Bond Fund
•	LVIP Franklin Templeton Global Equity Managed Volatility Fund
•	LVIP Franklin Templeton Value Managed Volatility Fund
•	LVIP Global Conservative Allocation Managed Risk Fund
•	LVIP Global Growth Allocation Managed Risk Fund
•	LVIP Global Moderate Allocation Managed Risk Fund
•	LVIP Invesco Diversified Equity-Income Managed Volatility Fund
•	LVIP Invesco Select Equity Managed Volatility Fund
•	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
•	LVIP MFS International Equity Managed Volatility Fund
•	LVIP Multi-Manager Global Equity Managed Volatility Fund
•	LVIP PIMCO Low Duration Bond Fund
•	LVIP Select Core Equity Managed Volatility Fund
•	LVIP SSGA Bond Index Fund
•	LVIP SSGA Global Tactical Allocation Managed Volatility Fund
•	LVIP SSGA International Managed Volatility Fund
•	LVIP SSGA Large Cap Managed Volatility Fund
•	LVIP SSGA Short-Term Bond Index Fund
•	LVIP SSGA SMID Cap Managed Volatility Fund
•	LVIP U.S. Growth Allocation Managed Risk Fund
•	LVIP Western Asset Core Bond Fund

The fixed account, if available, is only available for dollar cost averaging
As an alternative, to satisfy these Investment Requirements, Account Value may be allocated in accordance with certain asset allocation models made available to you by your broker-dealer. If so, currently 100% of the Account Value can be allocated to one of the following models: 80/20 Global Allocation Managed Volatility Model, 80/20 U.S. Allocation Managed Volatility Model or 70/30 Global Allocation Managed Volatility Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your contract. If you terminate an asset allocation model, you must follow the Investment Requirements. We may exclude an asset allocation model from being available for investment at any time, in our sole discretion. You will be notified prior to the date of such a change.
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Option 3 – Investment Requirements for other Managed Risk Riders. If you elect Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), are transitioning from this rider to i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk), or elect i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) prior to May 21, 2018, you must currently allocate your Contract Value among one or more of the following Subaccounts only. Not all funds may be available in your contract; refer to the “Description of the Funds” section of this prospectus for more information.
Group 1 Investments must be at least 20% of Contract Value or Account Value	Group 2 Investments cannot exceed 80% of Contract Value or Account Value	Group 3 Investments cannot exceed 10% of Contract Value or Account Value
Delaware VIP® Diversified Income Series
Delaware VIP® Limited-Term Diversified Income Series
JPMorgan Insurance trust Core Bond Portfolio
LVIP BlackRock Inflation Protected Bond Fund
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Dimensional/Vanguard Total Bond Fund
LVIP Global Income Fund (not available for riders purchased on or after May 21, 2018)
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund
LVIP SSGA Short-Term Bond Index Fund
LVIP Western Asset Core Bond Fund	LVIP American Century Select Mid Cap Managed Volatility Fund
LVIP BlackRock Dividend Value Managed Volatility Fund
LVIP BlackRock Global Allocation V.I. Managed Risk Fund
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
LVIP Blended Core Equity Managed Volatility Fund
LVIP Blended Large Cap Growth Managed Volatility Fund
LVIP Blended Mid Cap Managed Volatility Fund
LVIP ClearBridge Large Cap Managed Volatility Fund
LVIP Dimensional International Equity Managed Volatility Fund
LVIP Dimensional U.S. Equity Managed Volatility Fund
LVIP Franklin Templeton Global Equity Managed Volatility Fund
LVIP Franklin Templeton Value Managed Volatility Fund
LVIP Global Conservative Allocation Managed Risk Fund
LVIP Global Growth Allocation Managed Risk Fund
LVIP Global Moderate Allocation Managed Risk Fund
LVIP Invesco Diversified Equity-Income Managed Volatility Fund
LVIP Invesco Select Equity Managed Volatility Fund
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
LVIP MFS International Equity Managed Volatility Fund
LVIP Multi-Manager Global Equity Managed Volatility Fund
LVIP Select Core Equity Managed Volatility Fund
LVIP SSGA Global Tactical Allocation Managed Volatility Fund
LVIP SSGA International Managed Volatility Fund
LVIP SSGA Large Cap Managed Volatility Fund
LVIP SSGA SMID Cap Managed Volatility Fund
	LVIP U.S. Growth Allocation Managed Risk Fund	No subaccounts at this time.
The fixed account is only available for dollar cost averaging.
As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Contract Value or i4LIFE® Advantage Account Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value or i4LIFE® Advantage Account Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to the Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and be subject to Group 2 restrictions.
•	Delaware VIP® Diversified Income Series
•	Delaware VIP® Limited-Term Diversified Income Series
•	JPMorgan Insurance Trust Core Bond Portfolio
•	LVIP BlackRock Global Allocation V.I. Managed Risk Fund

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•	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
•	LVIP BlackRock Inflation Protected Bond Fund
•	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
•	LVIP Delaware Bond Fund
•	LVIP Delaware Diversified Floating Rate Fund
•	LVIP Dimensional/Vanguard Total Bond Fund
•	LVIP Global Conservative Allocation Managed Risk Fund
•	LVIP Global Growth Allocation Managed Risk Fund
•	LVIP Global Income Fund (not available for riders purchased on or after May 21, 2018)
•	LVIP Global Moderate Allocation Managed Risk Fund
•	LVIP PIMCO Low Duration Bond Fund
•	LVIP SSGA Bond Index Fund
•	LVIP SSGA Global Tactical Allocation Managed Volatility Fund
•	LVIP SSGA Short-Term Bond Index Fund
•	LVIP U.S. Growth Allocation Managed Risk Fund
•	LVIP Western Asset Core Bond Fund
Additionally, Contract Value may be allocated in accordance with certain asset allocation models made available to you by your broker-dealer. If so, currently 100% of the Contract Value can be allocated to one of the following models: 80/20 Global Allocation Managed Volatility Model, 80/20 U.S. Allocation Managed Volatility Model or 70/30 Global Allocation Managed Volatility Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your contract. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. We may exclude an asset allocation model from being available for investment at any time, in our sole discretion. You will be notified prior to the date of such a change.
Option 3 – Investment Requirements for i4LIFE® Advantage Select Guaranteed Income Benefit purchased on or after May 21, 2018. If you elect i4LIFE® Advantage Select Guaranteed Income Benefit on or after May 21, 2018, you may allocate 100% of your Account Value among all Subaccounts except those listed below.
•	AB VPS Global Thematic Growth Portfolio
•	AB VPS Large Cap Growth Portfolio
•	American Funds Global Growth Fund
•	American Funds Global Small Capitalization Fund
•	American Funds Growth Fund
•	American funds Growth-Income Fund
•	American Funds International Fund
•	ClearBridge Variable Mid cap Portfolio
•	Delaware VIP® Emerging Markets Series
•	Delaware VIP® High Yield Series
•	Delaware VIP® REIT Series
•	Delaware VIP® Smid Cap Core Series
•	Deutsche Alternative Asset Allocation VIP Portfolio
•	Fidelity® VIP Growth Portfolio
•	Invesco V.I. American Franchise Fund
•	Invesco V.I. Core Equity Fund
•	Janus Henderson Balanced Portfolio
•	Janus Henderson Enterprise Portfolio
•	Janus Henderson Global Research Portfolio
•	LVIP Clarion Global Real Estate Fund
•	LVIP Global Income Fund
•	LVIP SSGA Emerging Markets 100 Fund
•	LVIP T. Rowe Price 2010 Fund
•	LVIP T. Rowe Price 2020 Fund
•	LVIP T. Rowe Price 2030 Fund
•	LVIP T. Rowe Price 2040 Fund
•	LVIP T. Rowe Price Growth Stock Fund
•	LVIP Wellington Capital Growth Fund
•	MFS®VIT Utilities Series
•	MFS® VIT II Core Equity Portfolio
•	PIMCO VIT CommodityRealReturn® Strategy Portfolio
•	Putnam VT Equity Income Fund
•	Putnam VT Global Health Care Fund
•	Templeton Global Bond VIP Fund
•	Templeton Growth VIP Fund

The fixed account, if available, is only available for dollar cost averaging.
As an alternative, to satisfy these Investment Requirements, Account Value may be allocated in accordance with certain asset allocation models made available to you by your broker-dealer. If so, currently 100% of the Account Value can be allocated to one of the following models, if available: Dimensional/Vanguard Moderate Allocation Model, Dimensional/Vanguard Global Growth Allocation Model, or Multi-Manager Moderate Allocation Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your contract that meets the Investment Requirements or reallocate Account Value according to the Investment Requirements listed above. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. We may exclude an asset allocation model from being available for investment at any time, in our sole discretion. You will be notified prior to the date of such a change.
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Option 3 – Investment Requirements for other Living Benefit Riders purchased on or after October 3, 2016. If you elect i4LIFE® Advantage Select Guaranteed Income Benefit prior to May 21, 2018, Lincoln Market Select® Advantage, or you are transitioning from Lincoln Market Select® Advantage to i4LIFE® Advantage Select Guaranteed Income Benefit, you must currently allocate your Contract Value among one or more of the following Subaccounts.
Group 1 Investments must be at least 20% of Contract Value or Account Value.	Group 2 Investments cannot exceed 80% of Contract Value or Account Value.
Delaware VIP® Diversified Income Series
Delaware VIP® Limited-Term Diversified Income Series
JPMorgan Insurance Trust Core Bond Portfolio
LVIP BlackRock Inflation Protected Bond Fund
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Dimensional/Vanguard Total Bond Fund
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund
LVIP SSGA Short-Term Bond Index Fund
LVIP Western Asset Core Bond Fund	AB VPS Small/Mid Cap Value Portfolio
ALPS/Stadion Core ETF Portfolio
American Century VP Balanced Fund
American Century VP Large Company Value Fund
American Funds Global Growth Fund
American Funds Growth Fund
American Funds Growth-Income Fund
American Funds International Fund
BlackRock Global Allocation V.I. Fund
ClearBridge Variable Large Cap Growth Portfolio
Delaware VIP® Small Cap Value Series
Delaware VIP® U.S. Growth Series
Delaware VIP® Value Series
Fidelity® VIP Contrafund® Portfolio
Fidelity® VIP FundsManager® 50% Portfolio
Fidelity® VIP Mid Cap Portfolio
First Trust/Dow Jones Dividend & Income Allocation Portfolio
Franklin Income VIP Fund
Franklin Mutual Shares VIP Fund
Invesco V.I. Equally-Weighted S&P 500 Fund
Invesco V.I. International Growth Fund
JPMorgan Insurance Trust Global Allocation Portfolio

LVIP Baron Growth Opportunities Fund
LVIP BlackRock Global Allocation V.I. Managed Risk Fund
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
LVIP BlackRock Scientific Allocation Fund
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
LVIP Delaware Social Awareness Fund
LVIP Delaware Special Opportunities Fund
LVIP Delaware Wealth Builder Fund
LVIP Dimensional International Core Equity Fund
LVIP Dimensional U.S. Core Equity 1 Fund
LVIP Dimensional U.S. Core Equity 2 Fund
LVIP Franklin Templeton Multi-Asset Opportunities Fund
LVIP Global Conservative Allocation Managed Risk Fund
LVIP Global Growth Allocation Managed Risk Fund
LVIP Global Moderate Allocation Managed Risk Fund
LVIP Goldman Sachs Income Building Fund
LVIP Government Money Market Fund
LVIP JPMorgan High Yield Fund
LVIP JPMorgan Retirement Income Fund
LVIP MFS International Growth Fund
LVIP MFS Value Fund
LVIP Mondrian International Value Fund
LVIP SSGA Conservative Index Allocation Fund
LVIP SSGA Conservative Structured Allocation Fund
LVIP SSGA Developed International 150 Fund
LVIP SSGA Global Tactical Allocation Managed Volatility Fund
LVIP SSGA International Index Fund
LVIP SSGA Large Cap 100 Fund
LVIP SSGA Mid-Cap Index Fund
LVIP SSGA Moderate Index Allocation Fund
LVIP SSGA Moderate Structured Allocation Fund
LVIP SSGA Moderately Aggressive Index Allocation Fund
LVIP SSGA Moderately Aggressive Structured Allocation Fund
LVIP SSGA S&P 500 Index Fund
LVIP SSGA Small-Cap Index Fund
LVIP SSGA Small-Mid Cap 200 Fund
LVIP T. Rowe Price Structured Mid-Cap Growth Fund
LVIP U.S. Growth Allocation Managed Risk Fund
LVIP Vanguard Domestic Equity ETF Fund
LVIP Vanguard International Equity ETF Fund

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Group 1 Investments must be at least 20% of Contract Value or Account Value.	Group 2 Investments cannot exceed 80% of Contract Value or Account Value.
LVIP Wellington Mid-Cap Value Fund MFS® VIT Growth Series MFS® VIT Total Return Series Putnam VT George Putnam Balanced Fund QS Variable Conservative Growth
As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Contract Value or i4LIFE® Advantage Account Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value or i4LIFE® Advantage Account Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to the Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and be subject to Group 2 restrictions.
•	ALPS/Stadion Core ETF Portfolio
•	American Century VP Balanced Fund
•	BlackRock Global Allocation V.I. Fund
•	Delaware VIP® Diversified Income Series
•	Delaware VIP® Limited-Term Diversified Income Series
•	Fidelity® VIP FundsManager® 50% Portfolio
•	First Trust/Dow Jones Dividend & Income Allocation Portfolio
•	JPMorgan Insurance Trust Core Bond Portfolio
•	LVIP BlackRock Global Allocation V.I. Managed Risk Fund
•	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
•	LVIP BlackRock Inflation Protected Bond Fund
•	LVIP BlackRock Scientific Allocation Fund
•	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
•	LVIP Delaware Bond Fund
•	LVIP Delaware Diversified Floating Rate Fund
•	LVIP Delaware Wealth Builder Fund
•	LVIP Dimensional/Vanguard Total Bond Fund
•	LVIP Franklin Templeton Multi-Asset Opportunities Fund
•	LVIP Global Conservative Allocation Managed Risk Fund
•	LVIP Global Growth Allocation Managed Risk Fund
•	LVIP Global Moderate Allocation Managed Risk Fund
•	LVIP Goldman Sachs Income Builder Fund
•	LVIP JPMorgan Retirement Income Fund
•	LVIP PIMCO Low Duration Bond Fund
•	LVIP SSGA Bond Index Fund
•	LVIP SSGA Conservative Index Allocation Fund
•	LVIP SSGA Conservative Structured Allocation Fund
•	LVIP SSGA Global Tactical Allocation Managed Volatility Fund
•	LVIP SSGA Moderate Index Allocation Fund
•	LVIP SSGA Moderate Structured Allocation Fund
•	LVIP SSGA Moderately Aggressive Index Allocation Fund
•	LVIP SSGA Moderately Aggressive Structured Allocation Fund
•	LVIP SSGA Short-Term Bond Index Fund
•	LVIP U.S. Growth Allocation Managed Risk Fund
•	LVIP Western Asset Core Bond Fund
•	MFS® VIT Total Return Series
•	Putnam VT George Putnam Balanced Fund
•	QS Variable Conservative Growth

The fixed account is only available for dollar cost averaging.
Additionally, Contract Value may be allocated in accordance with certain asset allocation models made available to you by your broker-dealer. If so, currently 100% of the Contract Value can be allocated to one of the following models, if available: Dimensional/Vanguard Moderate Allocation Model, Dimensional/Vanguard Global Growth Allocation Model, or Multi-Manager Moderate Allocation Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your contract that meets the Investment Requirements or reallocate Contract Value according to the Investment Requirements listed above. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. We may exclude an asset allocation model from being available for investment at any time, in our sole discretion. You will be notified prior to the date of such a change.
Option 3 – Investment Requirements for i4LIFE® Advantage Guaranteed Income Benefit (version 4) riders purchased on or after October 5, 2015 and prior to October 3, 2016. For i4LIFE® Advantage Guaranteed Income Benefit (version 4) riders purchased on or after October 5, 2015 and prior to October 3, 2016, you must currently allocate your Contract Value or Account Value among one or more of the following Subaccounts only:
Group 1 Investments must be at least 30% of Contract Value or Account Value	Group 2 Investments cannot exceed 70% of Contract Value or Account Value	Group 3 Investments cannot exceed 10% of Contract Value or Account Value
Delaware VIP® Diversified Income Series Delaware VIP® Limited-Term Diversified Income Series JPMorgan Insurance Trust Core Bond Portfolio	AB VPS Small/Mid Cap Value Portfolio ALPS/Stadion Core ETF Portfolio American Century VP Balanced Fund American Century VP Large Company Value Fund	AB VPS Global Thematic Growth Portfolio American Funds Global Small Capitalization Fund Delaware VIP® Emerging Markets Series Delaware VIP® REIT Series
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Group 1 Investments must be at least 30% of Contract Value or Account Value	Group 2 Investments cannot exceed 70% of Contract Value or Account Value	Group 3 Investments cannot exceed 10% of Contract Value or Account Value
LVIP BlackRock Inflation Protected Bond Fund
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Dimensional/Vanguard Total Bond Fund
LVIP Global Income Fund
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund
LVIP SSGA Short-Term Bond Index Fund
LVIP Western Asset Core Bond Fund
American Funds Global Growth Fund
American Funds Growth Fund
American Funds Growth-Income Fund
American Funds International Fund
BlackRock Global Allocation V.I. Fund
ClearBridge Variable Large Cap Growth Portfolio
Delaware VIP® Small Cap Value Series
Delaware VIP® U.S. Growth Series
Delaware VIP® Value Series
Fidelity® VIP Contrafund® Portfolio
Fidelity® VIP FundsManager® 50% Portfolio
Fidelity® VIP Mid Cap Portfolio
First Trust/Dow Jones Dividend & Income Allocation Portfolio
Franklin Income VIP Fund
Franklin Mutual Shares VIP Fund
Invesco V.I. Equally-Weighted S&P 500 Fund
Invesco V.I. International Growth Fund
JP Morgan Insurance Trust Global Allocation Portfolio

LVIP Baron Growth Opportunities Fund
LVIP BlackRock Scientific Allocation Fund
LVIP Delaware Social Awareness Fund
LVIP Delaware Special Opportunities Fund
LVIP Delaware Wealth Builder Fund
LVIP Dimensional International Core Equity Fund
LVIP Dimensional U.S. Core Equity 1 Fund
LVIP Dimensional U.S. Core Equity 2 Fund
LVIP Franklin Templeton Multi-Asset Opportunities Fund
LVIP Goldman Sachs Income Builder Fund
LVIP Government Money Market Fund
LVIP JPMorgan High Yield Fund
LVIP JPMorgan Retirement Income Fund
LVIP MFS International Growth Fund
LVIP MFS Value Fund
LVIP Mondrian International Value Fund
LVIP SSGA Conservative Index Allocation Fund
LVIP SSGA Conservative Structured Allocation Fund
LVIP SSGA Developed International 150 Fund
LVIP SSGA International Index Fund
LVIP SSGA Large Cap 100 Fund
LVIP SSGA Mid-Cap Index Fund
LVIP SSGA Moderate Index Allocation Fund
LVIP SSGA Moderate Structured Allocation Fund
LVIP SSGA Moderately Aggressive Index Allocation Fund
LVIP SSGA Moderately Aggressive Structured Allocation Fund
LVIP SSGA S&P 500 Index Fund
LVIP SSGA Small-Cap Index Fund
LVIP SSGA Small-Mid Cap 200 Fund
LVIP T. Rowe Price Structured Mid-Cap Growth Fund
LVIP Vanguard Domestic Equity ETF Fund
LVIP Vanguard International Equity ETF Fund
LVIP Wellington Mid-Cap Value Fund
MFS® VIT Growth Series
MFS® VIT Total Return Series
Putnam VT George Putnam Balanced Fund
	QS Variable Conservative Growth	Delaware VIP® Smid Cap Core Series Deutsche Alternative Asset Allocation VIP Portfolio LVIP Clarion Global Real Estate Fund LVIP SSGA Emerging Markets 100 Fund MFS® VIT Utilities Series
The fixed account is only available for dollar cost averaging.
As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Contract Value or i4LIFE® Advantage Account Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value or i4LIFE® Advantage Account
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Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to the Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and be subject to Group 2 restrictions.
•	ALPS/Stadion Core ETF Portfolio
•	American Century VP Balanced Fund
•	BlackRock Global Allocation V.I. Fund
•	Delaware VIP® Diversified Income Series
•	Delaware VIP® Limited-Term Diversified Income Series
•	Fidelity® VIP FundsManager® 50% Portfolio
•	First Trust/Dow Jones Dividend & Income Allocation Portfolio
•	JPMorgan Insurance Trust Core Bond Portfolio
•	LVIP BlackRock Inflation Protected Bond Fund
•	LVIP BlackRock Scientific Allocation Fund
•	LVIP Delaware Bond Fund
•	LVIP Delaware Diversified Floating Rate Fund
•	LVIP Delaware Wealth Builder Fund
•	LVIP Dimensional/Vanguard Total Bond Fund
•	LVIP Franklin Templeton Multi-Asset Opportunities Fund
•	LVIP Global Income Fund
•	LVIP Goldman Sachs Income Builder Fund
•	LVIP JPMorgan Retirement Income Fund
•	LVIP PIMCO Low Duration Bond Fund
•	LVIP SSGA Bond Index Fund
•	LVIP SSGA Conservative Index Allocation Fund
•	LVIP SSGA Conservative Structured Allocation Fund
•	LVIP SSGA Moderate Index Allocation Fund
•	LVIP SSGA Moderate Structured Allocation Fund
•	LVIP SSGA Moderately Aggressive Index Allocation Fund
•	LVIP SSGA Moderately Aggressive Structured Allocation Fund
•	LVIP SSGA Short-Term Bond Index Fund
•	LVIP Western Asset Core Bond Fund
•	MFS® VIT Total Return Series
•	Putnam VT George Putnam Balanced Fund
•	QS Variable Conservative Growth

Option 3 – Investment Requirements for other Living Benefit Riders purchased prior to October 5, 2015. If you elected a Living Benefit Rider other than Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk), prior to October 5, 2015, you must currently allocate your Contract Value among one or more of the following Subaccounts only:
Group 1 Investments must be at least 30% of Contract Value or Account Value	Group 2 Investments cannot exceed 70% of Contract Value or Account Value	Group 3 Investments cannot exceed 10% of Contract Value or Account Value
Delaware VIP® Diversified Income Series
Delaware VIP® Limited-Term Diversified Income Series
JPMorgan Insurance Trust Core Bond Portfolio
LVIP BlackRock Inflation Protected Bond Fund
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Dimensional/Vanguard Total Bond Fund
LVIP Global Income Fund
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund
LVIP SSGA Short-Term Bond Index Fund
LVIP Western Asset Core Bond Fund
All other Subaccounts except those in Group 3 and as described below.	AB VPS Global Thematic Growth Portfolio
Delaware VIP® Emerging Markets Series
Delaware VIP® REIT Series
Deutsche Alternative Asset Allocation VIP Portfolio
LVIP Clarion Global Real Estate Fund
LVIP SSGA Emerging Markets 100 Fund
MFS® VIT Utilities Series
The ClearBridge Variable Mid Cap Portfolio, LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund, LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund, PIMCO VIT CommodityRealReturn® Strategy Portfolio, and Templeton Global Bond VIP Fund are not available. The fixed account is only available for dollar cost averaging.
As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Contract Value or i4LIFE® Advantage Account Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value or i4LIFE® Advantage Account Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to the Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and be subject to Group 2 restrictions.
•	ALPS/Stadion Core ETF Portfolio
•	American Century VP Balanced Fund
•	BlackRock Global Allocation V.I. Fund
•	Delaware VIP® Diversified Income Series
•	Delaware VIP® Limited-Term Diversified Income Series
•	Fidelity® VIP FundsManager® 50% Portfolio
•	First Trust/Dow Jones Dividend & Income Allocation Portfolio
•	Franklin Income VIP Fund
•	JPMorgan Insurance Trust Core Bond Portfolio

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•	LVIP BlackRock Global Allocation V.I. Managed Risk Fund
•	LVIP BlackRock Inflation Protected Bond Fund
•	LVIP BlackRock Scientific Allocation Fund
•	LVIP Delaware Bond Fund
•	LVIP Delaware Diversified Floating Rate Fund
•	LVIP Delaware Wealth Builder Fund
•	LVIP Dimensional/Vanguard Total Bond Fund
•	LVIP Franklin Templeton Multi-Asset Opportunities Fund
•	LVIP Global Conservative Allocation Managed Risk Fund
•	LVIP Global Growth Allocation Managed Risk Fund
•	LVIP Global Income Fund
•	LVIP Global Moderate Allocation Managed Risk Fund
•	LVIP Goldman Sachs Income Builder Fund
•	LVIP JPMorgan Retirement Income Fund
•	LVIP PIMCO Low Duration Bond Fund
•	LVIP SSGA Bond Index Fund
•	LVIP SSGA Conservative Index Allocation Fund
•	LVIP SSGA Conservative Structured Allocation Fund
•	LVIP SSGA Global Tactical Allocation Managed Volatility Fund
•	LVIP SSGA Moderate Index Allocation Fund
•	LVIP SSGA Moderate Structured Allocation Fund
•	LVIP SSGA Moderately Aggressive Index Allocation Fund
•	LVIP SSGA Moderately Aggressive Structured Allocation Fund
•	LVIP SSGA Short-Term Bond Index Fund
•	LVIP T. Rowe Price 2010 Fund
•	LVIP T. Rowe Price 2020 Fund
•	LVIP U.S. Growth Allocation Managed Risk Fund
•	LVIP Western Asset Core Bond Fund
•	MFS® VIT Total Return Series
•	Putnam VT George Putnam Balanced Fund
•	QS Variable Conservative Growth
To satisfy these Investment Requirements, Contract Value may be allocated in accordance with certain asset allocation models (depending on when you purchased your contract) made available to you by your broker-dealer. If so, currently 100% of the Contract Value can be allocated to one of the following models: Lincoln SSGA Structured Conservative Model, Lincoln SSGA Structured Moderate Model, Lincoln SSGA Structured Moderately Aggressive Model, Lincoln SSGA Conservative Index Model, Lincoln SSGA Moderate Index Model and Lincoln SSGA Moderately Aggressive Index Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your contract that meets the Investment Requirements or reallocate Contract Value among Group 1, Group 2 or Group 3 Subaccounts as described above. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider.
If you purchased the Lincoln Lifetime IncomeSM Advantage Plus rider on or after January 20, 2009, your only investment options until the seventh Benefit Year anniversary are to allocate 100% of your Contract Value to: the LVIP Managed Risk Profile Conservative Fund, the LVIP SSGA Conservative Structured Allocation Fund or the LVIP SSGA Conservative Index Allocation Fund (each a fund of funds), or, if your contract was purchased prior to November 15, 2010, to one of the following models: Lincoln SSGA Conservative Index Model and the Lincoln SSGA Structured Conservative Model. After the seventh Benefit Year anniversary, if your rider continues, you may invest in other Subaccounts in your contract, subject to Investment Requirements applicable to your purchase date of Lincoln Lifetime IncomeSM Advantage.
Living Benefit Riders
This section describes the optional Living Benefit Riders currently offered under this variable annuity contract. Each rider offers one of the following:
•	a minimum withdrawal benefit:
•	Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk),
•	Lincoln Market Select® Advantage;
•	a minimum Annuity Payout:
•	i4LIFE® Advantage with or without the Guaranteed Income Benefit.
The following Living Benefit Riders are no longer available for purchase:
•	Lincoln Lifetime IncomeSM Advantage 2.0,
•	Lincoln Lifetime IncomeSM Advantage,
•	Lincoln SmartSecurity® Advantage, and
•	4LATER® Advantage.
Certain versions of i4LIFE® Advantage Guaranteed Income Benefit are also unavailable unless guaranteed under the terms of another rider. Lincoln Lifetime IncomeSM Advantage 2.0 is described in the Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) section. All other unavailable Living Benefit Riders are described in an Appendix to this prospectus.
These Living Benefit Riders provide different methods to take income from your Contract Value or receive lifetime payments and provide certain guarantees, regardless of the investment performance of the contract. These guarantees are subject to certain conditions, as set forth below. There are differences between the riders in the features provided, income rates, and investment options available,
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as well as the charge structure. The age at which you may begin receiving a benefit from your rider may vary between riders. In addition, the purchase of one rider may impact the availability of another rider. Not all riders will be available at all times. Before you elect a rider, or terminate your existing rider to elect a new rider, you should carefully review the terms and conditions of each rider. Riders elected at contract issue will be effective on the contract’s effective date. Riders elected after the contract is issued will be effective on the next Valuation Date following approval by us.
The benefits and features of the optional Living Benefit Riders are separate and distinct from the downside protection strategies that may be employed by the funds offered under the contract. The riders do not guarantee the investment results of the funds.
There is no guarantee that any Living Benefit Rider (except i4LIFE® Advantage) will be available in the future, as we reserve the right to discontinue them at any time upon advance written notice to you. In addition, we may make different versions of a rider available to new purchasers. You cannot elect more than one Living Benefit Rider or any other payout option offered in your contract at any one time.
Excess Withdrawals under certain Living Benefit Riders may result in a reduction or premature termination of those benefits or of those riders. If you are not certain how an Excess Withdrawal will reduce your future guaranteed amounts, you should contact either your registered representative or us prior to requesting a withdrawal to find out what impact, if any, the Excess Withdrawal will have on any guarantees under the Living Benefit Rider. Terms and conditions may change after the contract is purchased.
If you purchase a Living Benefit Rider (except i4LIFE® Advantage without the Guaranteed Income Benefit), you will be required to adhere to Investment Requirements, which will limit your ability to invest in certain Subaccounts offered in your contract. In addition, the fixed account is not available except for use with dollar cost averaging. See The Contracts – Investment Requirements for more information.
From time to time, we relax our rules that apply to dropping certain riders and subsequently adding certain new ones. For example, we may waive the waiting period and instead permit you to add a new rider immediately after dropping your old one. We may also let you drop a rider before it has been in effect for the required holding period. When you drop your old rider, your old rider and charge will be terminated. As of the date of this prospectus, we currently have such an offer in place.
If you drop a rider for a new one during a period of time when we do not have an offer in place or have a different offer, you will not be eligible for any future offers related to the rider you previously dropped, even if such future offer would have included a greater or different benefit.
Rate Sheets
The current Guaranteed Annual Income rates and Guaranteed Income Benefit percentages available under certain Living Benefit Riders are declared in a prospectus supplement, called a Rate Sheet. The Rate Sheet indicates the current rates and/or current percentages, their effective period, and the date by which your application or rider election form must be signed and dated for a rider to be issued with those rates and/or percentages. The rates and/or percentages may change periodically and may be higher or lower than the rates and/or percentages on the previous Rate Sheet.
At least 10 days before the end of the indicated effective period the rates and/or percentages for the next effective period will be disclosed in a new Rate Sheet. In order to get the rate and/or percentage indicated in a Rate Sheet, your application or rider election form must be signed and dated on or before the last day of the effective period noted in that Rate Sheet. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your registered representative, online at www.LincolnFinancial.com or by calling us at 1-888-868-2583. The rates and/or percentages from previous effective periods are included in an Appendix to this prospectus.
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk)
All terms that apply to Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) apply to Lincoln Lifetime IncomeSM Advantage 2.0 except as noted. Lincoln Lifetime IncomeSM Advantage 2.0 is no longer available for purchase.
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) is a Living Benefit Rider available for purchase that provides:
•	Guaranteed lifetime periodic withdrawals for you (and your spouse if the joint life option is selected) up to the Guaranteed Annual Income amount which is based upon a guaranteed Income Base;
•	An Enhancement amount added to the Income Base if certain criteria are met, as set forth below;
•	Automatic Annual Step-ups of the Income Base to the Contract Value if the Contract Value is equal to or greater than the Income Base after the Enhancement; and
•	Age-based increases to the Guaranteed Annual Income amount (after reaching a higher age-band and after an Automatic Annual Step-up).
Guaranteed Annual Income payments are available after the younger of you or your spouse (joint life option) reach age 55 and are based upon specified percentages of the Income Base which are age-based and may increase over time. You may receive Guaranteed
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Annual Income payments for your lifetime or for the lifetimes of you and your spouse if the joint life option is chosen. You may consider purchasing Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) if you want a guaranteed lifetime income payment that may grow as you get older and may increase through the Automatic Annual Step-up and Enhancement.
Please note any withdrawals made prior to age 55 or that exceed the Guaranteed Annual Income amount are considered Excess Withdrawals. In most states, amounts that are payable to any assignee or assignee’s bank account are also considered Excess Withdrawals. Excess Withdrawals may significantly reduce your Income Base and Enhancement Base as well as your Guaranteed Annual Income amount by an amount greater than the dollar amount of the Excess Withdrawal, and will terminate the rider if the Income Base is reduced to zero. Withdrawals will also negatively impact the availability of an Enhancement.
The Contractowner, Annuitant or Secondary Life may not be changed while this rider is in effect (except if the Secondary Life assumes ownership of the contract upon death of the Contractowner), including any sale or assignment of the contract as collateral.
Availability. If you elect the rider, it will be effective on the next Valuation Date following approval by us. The Contract Value must be at least $25,000.
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) is available for purchase with nonqualified and qualified (IRAs and Roth IRAs) annuity contracts. The Contractowner/Annuitant (as well as the spouse under the joint life option) must be age 85 or younger at the time this rider is elected.
If you own a Living Benefit Rider (other than Lincoln Lifetime IncomeSM Advantage 2.0) and you wish to elect Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), you must first terminate your existing Living Benefit Rider. You must wait at least 12 months after this termination and also comply with your existing Living Benefit Rider’s termination rules, before you will be able to elect Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) (if available). For further information on termination rules, see the “Termination” section associated with your Living Benefit Rider. In all cases, by terminating your existing Living Benefit Rider, you will no longer be entitled to any of the benefits that have accrued under that rider.
Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. If your Benefit Year anniversary falls on a day that the New York Stock Exchange is closed, any benefit calculations scheduled to occur on that anniversary will occur on the next Valuation Date.
Income Base and Enhancement Base. The Income Base is a value used to calculate your Guaranteed Annual Income amount. The initial Income Base varies based on when you elect the rider. If you elect the rider at the time you purchase the contract, the initial Income Base will equal your initial Purchase Payment. If you elect the rider after we issue the contract, the initial Income Base will equal the Contract Value on the effective date of the rider. The Income Base is increased by subsequent Purchase Payments, Enhancements, and Automatic Annual Step-ups, and decreased by Excess Withdrawals in accordance with the provisions set forth below. The maximum Income Base is $10 million. This maximum takes into consideration the total guaranteed amounts under the Living Benefit Riders of all Lincoln Life contracts (or contracts issued by our affiliates) in which you (and/or spouse if joint life option) are the covered lives.
For rider elections on and after April 2, 2018, and subject to state availability, the Enhancement Base is the value used to calculate the amount that may be added to the Income Base upon an Enhancement. The Enhancement Base is equal to the Contract Value on the effective date of the rider, increased by subsequent Purchase Payments and Automatic Annual Step-ups, and decreased by Excess Withdrawals in accordance with the provisions set forth below. The Enhancement Base is not increased by an Enhancement. Rider elections prior to April 2, 2018 do not have an Enhancement Base.
Neither the Income Base nor the Enhancement Base is available to you as the lump sum withdrawal or as a Death Benefit.
Additional Purchase Payments automatically increase the Income Base (not to exceed the maximum Income Base) and Enhancement Base by the amount of the Purchase Payment. For example, a $10,000 additional Purchase Payment will increase the Income Base and Enhancement Base by $10,000. Any Purchase Payment made after the initial Purchase Payment will be added immediately to the Income Base and Enhancement Base and will result in an increased Guaranteed Annual Income amount but must be invested in the contract at least one Benefit Year before it will be used in calculating an Enhancement. Any Purchase Payments made within the first 90 days after the effective date of the rider will be included in the Income Base and Enhancement Base for purposes of calculating the Enhancement on the first Benefit Year anniversary.
After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. No additional Purchase Payments are allowed if the Contract Value decreases to zero for any reason including market loss. No additional Purchase Payments are allowed after the Nursing Home Enhancement is requested and approved by us (as described later in this prospectus).
Excess Withdrawals reduce the Income Base and Enhancement Base as discussed below. Withdrawals less than or equal to the Guaranteed Annual Income amount will not reduce the Income Base or Enhancement Base.
Enhancement. You are eligible for an Enhancement for at least 10 years from the effective date of the rider. On each Benefit Year anniversary the Income Base will be increased by an Enhancement if:
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a. the Contractowner/Annuitant (as well as the spouse if the joint life option is in effect) is under age 86;
b. there are no withdrawals in the preceding Benefit Year;
c. the rider is within the Enhancement Period;
d. the Income Base after the Enhancement amount is added would be greater than the Income Base after the Automatic Annual Step-up; and
e. the Enhancement Base is greater than zero.
For riders elected on and after April 2, 2018, and subject to state availability, the Enhancement equals the Enhancement Base, minus Purchase Payments received in the preceding Benefit Year, multiplied by 6%. For rider elections prior to April 2, 2018, the Enhancement equals the Income Base, minus Purchase Payments received in the preceding Benefit Year, multiplied by 5%. The Enhancement Base and Income Base are not reduced by Purchase Payments received in the first 90 days after the rider effective date.
If you decline an Enhancement, you will continue to be eligible for an Enhancement starting on the next Benefit Year anniversary as long as you meet the conditions listed above.
Note: The Enhancement is not available on any Benefit Year anniversary if an Automatic Annual Step-up to the Income Base occurs, or where there has been a withdrawal of Contract Value (including a Guaranteed Annual Income payment) in the preceding Benefit Year. If you are eligible (as defined above) for the Enhancement in the next Benefit Year, the Enhancement will not occur until the Benefit Year anniversary of that year.
The following is an example of the impact of the 6% Enhancement on the Income Base and assumes that no withdrawals have been made.
Initial Purchase Payment = $100,000; Income Base = $100,000; Enhancement Base = $100,000
Additional Purchase Payment on day 30 = $15,000; Income Base = $115,000; Enhancement Base = $115,000
On the first Benefit Year anniversary, because the additional Purchase Payment is within the first 90 days after the effective date of the rider, the Income Base will not be less than $121,900 (= $100,000 x 1.06 + $15,000 x 1.06).
Consider a further additional Purchase Payment on day 95 = $10,000; Income Base = $125,000; Enhancement Base = $125,000
This additional Purchase Payment is not eligible for the Enhancement on the first Benefit Year anniversary because it was received after the first 90 days after the effective date for the rider. It will not be eligible for the 6% Enhancement until the second Benefit Year anniversary. Therefore, on the first Benefit Year anniversary, the Income Base will not be less than $131,900 (= $100,000 x 1.06 + $15,000 x 1.06 + $10,000).
As explained below, an Enhancement and Automatic Annual Step-up will not occur in the same year. If the Automatic Annual Step-up provides an increase equal to or greater than what the Enhancement provides, you will not receive the Enhancement. It is possible that this could happen each Benefit Year (because the Automatic Annual Step-up provided a larger increase each year), and therefore the Enhancement would not apply. The Enhancement or the Automatic Annual Step-up cannot increase the Income Base above the maximum Income Base of $10 million.
An example of the impact of a withdrawal on the Enhancement is included in the Withdrawal Amount section below.
Enhancement Period. The original Enhancement Period is a 10-year period that begins on the effective date of the rider. A new Enhancement Period begins immediately following an Automatic Annual Step-up. If during any Enhancement Period there are no Automatic Annual Step-ups, the Enhancements will stop at the end of the Enhancement Period and will not restart until the next Benefit Year anniversary following the Benefit Year anniversary upon which an Automatic Annual Step-up occurs.
Automatic Annual Step-ups. The Income Base and Enhancement Base will automatically step-up to the Contract Value on each Benefit Year anniversary if:
a.	the Contractowner/Annuitant (single life option), or the Contractowner/Annuitant and spouse (joint life option) are under age 86; and
b.	the Contract Value on that Benefit Year anniversary, after the deduction of any withdrawals (including the rider charge and account fee), plus any Purchase Payments made on that date is equal to or greater than the Income Base after an Enhancement (if any).
Each time the Automatic Annual Step-up occurs a new Enhancement Period starts. The Automatic Annual Step-up is available even in years when a withdrawal has occurred.
If you decline an Automatic Annual Step-up during an Enhancement Period, you will continue to be eligible for an Enhancement through the end of the Enhancement Period as long as you meet the conditions listed above.
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Following is an example of how the Automatic Annual Step-ups and the 6% Enhancement impact the Income Base (assuming no withdrawals or additional Purchase Payments):
	Contract Value	Income Base	Enhancement Base	Enhancement amount added to Income Base
At issue	$100,000	$100,000	$100,000	-
1st Benefit Year anniversary	$104,000	$106,000	$100,000	$6,000
2nd Benefit Year anniversary	$107,000	$112,000	$100,000	$6,000
3rd Benefit Year anniversary	$115,000	$118,000	$100,000	$6,000
4th Benefit Year anniversary	$128,000	$128,000	$128,000	N/A
5th Benefit Year anniversary	$131,000	$135,680	$128,000	$7,680
On the first Benefit Year anniversary the Contract Value is higher than the previous Income Base, but since the 6% Enhancement (6% of the Enhancement Base) would increase the Income Base to a higher amount, the Income Base is increased by the $6,000 Enhancement amount to $106,000 and the Enhancement Base remains at $100,000.
On the second Benefit Year anniversary the Contract Value is higher than the previous Income Base, but since the 6% Enhancement (6% of the Enhancement Base) would increase the Income Base to a higher amount, the Income Base is increased by the $6,000 Enhancement amount to $112,000 and the Enhancement Base remains at $100,000.
On the third Benefit Year anniversary the Contract Value is higher than the previous Income Base, but since the 6% Enhancement (6% of the Enhancement Base) would increase the Income Base to a higher amount, the Income Base is increased by the $6,000 Enhancement amount to $118,000 and the Enhancement Base remains at $100,000.
On the fourth Benefit Year anniversary the Contract Value of $128,000 is higher than the previous Income Base plus the 6% Enhancement ($124,000 = $118,000 + 6% of $100,000), so the Income Base and Enhancement Base are increased to equal the Contract Value of $128,000.
On the fifth Benefit Year anniversary the Contract Value is higher than the previous Income Base, but since the 6% Enhancement (6% of the Enhancement Base) would increase the Income Base to a higher amount, the Income Base is increased by the $7,680 (6% of $128,000) Enhancement amount and the Enhancement Base remains at $128,000.
Following is an example of how the Automatic Annual Step-ups and the 5% Enhancement impact the Income Base (assuming no withdrawals or additional Purchase Payments):
	Contract Value	Income Base with 5% Enhancement	Income Base
Initial Purchase Payment $50,000	$50,000	N/A	$50,000
1st Benefit Year anniversary	$54,000	$52,500	$54,000
2nd Benefit Year anniversary	$53,900	$56,700	$56,700
3rd Benefit Year anniversary	$56,000	$59,535	$59,535
4th Benefit Year anniversary	$64,000	$62,512	$64,000
On the first Benefit Year anniversary, the Automatic Annual Step-up increased the Income Base to the Contract Value of $54,000 since the increase in the Contract Value is greater than the 5% Enhancement amount of $2,500 (5% of $50,000). On the second Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $54,000 = $2,700). On the third Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $56,700 = $2,835). On the fourth Benefit Year anniversary, the Automatic Annual Step-up to the Contract Value was greater than the 5% Enhancement amount of $2,977 (5% of $59,535). An Automatic Annual Step-up cannot increase the Income Base beyond the maximum Income Base of $10 million.
Withdrawal Amount. Guaranteed Annual Income withdrawals are available when you (single life option) or the younger of you and your spouse (joint life option) are age 55 or older. The Guaranteed Annual Income amount may be withdrawn from the contract each Benefit Year. As long as the Guaranteed Annual Income amount is not reduced to zero, these withdrawals may be taken for your lifetime (single life option) or the lifetimes of you and your spouse (joint life option).
The initial Guaranteed Annual Income amount is calculated when you purchase the rider. If you (or younger of you and your spouse if the joint life option is elected) are under age 55 at the time the rider is elected the initial Guaranteed Annual Income amount will be zero. If you (or the younger of you and your spouse if the joint life option is elected) are age 55 or older at the time the rider is elected the initial Guaranteed Annual Income amount will be equal to a specified percentage of the Income Base. Upon your first withdrawal the Guaranteed Annual Income rate is based on your age (single life option) or the younger of you and your spouse’s age (joint life option) at the time of the withdrawal.
The Guaranteed Annual Income rates applicable to new rider elections are determined in our sole discretion based on current economic factors including interest rates and equity market volatility. Generally, the rates may increase or decrease based on changes in equity market volatility, prevailing interest rates, or as a result of other economic conditions. The rate structure is intended to help us
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provide the guarantees under the rider. The Guaranteed Annual Income rates for new rider elections may be higher or lower than prior rates, but for existing Contractowners that have elected the rider, your Guaranteed Annual Income rates will not change as a result.
The Guaranteed Annual Income rates applicable to new rider elections are set forth in a supplement to this prospectus, called a Rate Sheet. The Rate Sheet indicates the Guaranteed Annual Income rates, the effective period, and the date by which your rider election form must be signed and dated for a rider to be issued with those rates. The rates may change periodically and may be higher or lower than the rates on the previous Rate Sheet.
At least ten days before the end of the indicated effective period, the Guaranteed Annual Income rates for the next effective period will be disclosed in a new Rate Sheet. In order to get the rates indicated in a Rate Sheet, your rider election form must be signed and dated on or before the last day of the effective period noted in that Rate Sheet. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your registered representative, online at www.LincolnFinancial.com or by calling us at 1-888-868-2583. Guaranteed Annual Income rates for previous effective periods are included in an Appendix to this prospectus.
During the first Benefit Year, the Guaranteed Annual Income amount is calculated using the Income Base as of the effective date of the rider. After the first Benefit Year anniversary we will use the Income Base calculated on the most recent Benefit Year anniversary for calculating the Guaranteed Annual Income amount. After your first withdrawal the Guaranteed Annual Income rate will only increase on a Benefit Year anniversary on or after you have reached an applicable higher age band and after there has also been an Automatic Annual Step-up. If you have reached an applicable age band and there has not also been a subsequent Automatic Annual Step-up, then the Guaranteed Annual Income rate will not increase until the next Automatic Annual Step-up occurs. If you do not withdraw the entire Guaranteed Annual Income amount during a Benefit Year, there is no carryover of the remaining amount into the next Benefit Year.
If your Contract Value is reduced to zero for any reason other than for an Excess Withdrawal, withdrawals equal to the Guaranteed Annual Income amount will continue automatically for your life (and your spouse’s life if applicable) under the Guaranteed Annual Income Amount Annuity Payout Option. You may not withdraw the remaining Income Base or Enhancement Base in a lump sum. You will not be entitled to the Guaranteed Annual Income amount if the Income Base is reduced to zero as a result of an Excess Withdrawal. If either the Contract Value or Income Base is reduced to zero due to an Excess Withdrawal the rider will terminate.
Withdrawals equal to or less than the Guaranteed Annual Income amount will not reduce the Income Base or Enhancement Base. All withdrawals will decrease the Contract Value.
The following example shows the calculation of the Guaranteed Annual Income amount and how withdrawals less than or equal to the Guaranteed Annual Income amount affect the Income Base, the Enhancement Base, and the Contract Value. The example assumes a 6% Enhancement, a 4.50% Guaranteed Annual Income rate, and a Contract Value of $200,000:
Contract Value on the rider's effective date	$200,000
Income Base and Enhancement Base on the rider's effective date	$200,000
Initial Guaranteed Annual Income amount on the rider's effective date ($200,000 x 4.50%)	$9,000
Contract Value six months after rider's effective date	$210,000
Income Base and Enhancement Base six months after rider's effective date	$200,000
Withdrawal six months after rider's effective date	$9,000
Contract Value after withdrawal ($210,000 - $9,000)	$201,000
Income Base and Enhancement Base after withdrawal ($200,000 - $0)	$200,000
Contract Value on first Benefit Year anniversary	$205,000
Income Base and Enhancement Base on first Benefit Year anniversary	$205,000
Guaranteed Annual Income amount on first Benefit Year anniversary ($205,000 x 4.50%)	$9,225
Since there was a withdrawal during the first year, an Enhancement is not available, but the Automatic Annual Step-up was available and increased the Income Base and Enhancement Base to the Contract Value of $205,000. On the first anniversary of the rider’s effective date, the Guaranteed Annual Income amount is $9,225 (4.50% x $205,000).
Purchase Payments added to the contract subsequent to the initial Purchase Payment will increase the Guaranteed Annual Income amount by an amount equal to the applicable Guaranteed Annual Income rate multiplied by the amount of the subsequent Purchase Payment. For example, assuming a Contractowner has a Guaranteed Annual Income amount of $2,250 (4.50% of $50,000 Income Base), an additional Purchase Payment of $10,000 increases the Guaranteed Annual Income amount that Benefit Year to $2,700
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($2,250 + 4.50% of $10,000). The Guaranteed Annual Income payment amount will be recalculated immediately after a Purchase Payment is added to the contract.
Enhancements and Automatic Annual Step-ups will increase the Income Base and thus the Guaranteed Annual Income amount. The Guaranteed Annual Income amount after the Income Base is adjusted either by an Enhancement or an Automatic Annual Step-up will be equal to the adjusted Income Base multiplied by the applicable Guaranteed Annual Income rate.
Nursing Home Enhancement. (The Nursing Home Enhancement is not available in certain states. Please check with your registered representative.) The Guaranteed Annual Income rate will be increased to 10%, called the Nursing Home Enhancement, during a Benefit Year when the Contractowner/Annuitant is age 70 or older, or the younger of the Contractowner and spouse is age 70 or older (joint life option), and one is admitted into an accredited nursing home or equivalent health care facility. For election of any version of Lincoln Lifetime IncomeSM Advantage 2.0 prior to May 20, 2013, the Nursing Home Enhancement is available when the Contractowner/Annuitant is age 65 or older, or the younger of the Contractowner and spouse is age 65 or older (joint life option), and one is admitted into an accredited nursing home or equivalent health care facility. (The Nursing Home Enhancement is not available until the next Benefit Year anniversary after age 70 (or 65 for rider elections prior to May 20, 2013) if a withdrawal has been taken since the rider effective date.) The Nursing Home Enhancement applies if the admittance into such facility occurs 60 months or more after the effective date of the rider, the individual was not in the nursing home in the year prior to the effective date of the rider, and upon entering the nursing home, the person has then been confined for at least 90 consecutive days. For the joint life option if both spouses qualify, the Nursing Home Enhancement is available for either spouse, but not both spouses. You should carefully consider the fact that the enhanced Guaranteed Annual Income rate is only available for one measuring life before an election is made. For Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) elections on and after January 20, 2015, the Nursing Home Enhancement will not be available if your Contract Value is reduced to zero for any reason, including withdrawals, market performance, or rider charges.
You may request the Nursing Home Enhancement by filling out a request form provided by us. Proof of nursing home confinement will be required each year. If you leave the nursing home, or for Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) elections on and after January 20, 2015, if your Contract Value is reduced to zero for any reason, your Guaranteed Annual Income amount will be reduced to the amount you would otherwise be eligible to receive. Any withdrawals made prior to the entrance into a nursing home and during the Benefit Year that the Nursing Home Enhancement commences, will reduce the amount available that year for the Nursing Home Enhancement. Purchase Payments may not be made into the contract after a request for the Nursing Home Enhancement is approved by us and any Purchase Payments made either in the 12 months prior to entering the nursing home or while you are residing in a nursing home will not be included in the calculation of the Nursing Home Enhancement.
The requirements of an accredited nursing home or equivalent health care facility are set forth in the Nursing Home Enhancement Claim Form. The criteria for the facility include, but are not limited to: providing 24 hour a day nursing services; an available physician; an employed nurse on duty or call at all times; maintains daily clinical records; and able to dispense medications. This does not include an assisted living or similar facility. The admittance to a nursing home must be pursuant to a plan of care provided by a licensed health care practitioner, and the nursing home must be located in the United States. The remaining references to the Guaranteed Annual Income amount also include the Nursing Home Enhancement amount.
Contractowners in South Dakota who elect any version of Lincoln Lifetime IncomeSM Advantage 2.0 on or after January 1, 2013, have the option to increase the Guaranteed Annual Income rate upon the diagnosis of a terminal illness, subject to certain conditions. The Guaranteed Annual Income amount will be increased to 10% during a Benefit Year when the Contractowner/Annuitant is age 70 or older or the younger of the Contractowner and spouse is age 70 or older (joint life option), and one is diagnosed by a licensed physician that his or her life expectancy is twelve months or less. For election of any version of Lincoln Lifetime IncomeSM Advantage 2.0 from January 1, 2013 to May 20, 2013, the terminal illness provision is available when the Contractowner/Annuitant is age 65 or older, or the younger of the Contractowner and spouse is age 65 or older (joint life option), and one is diagnosed by a licensed physician that his or her life expectancy is twelve months or less. (The terminal illness provision is not available until the next Benefit Year anniversary after age 70 (or 65 for rider elections prior to May 20, 2013) if a withdrawal has been taken since the rider effective date.) This provision applies if the diagnosis of terminal illness occurs 60 months or more after the effective date of the rider and the diagnosis was not made in the year prior to the effective date of the rider. For the joint life option if both spouses qualify, this provision for terminal illness is available for either spouse, but not both spouses. You should carefully consider the fact that the enhanced Guaranteed Annual Income rate is only available for one measuring life before an election is made. For Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) elections on and after January 20, 2015, the terminal illness provision will not be available if your Contract Value is reduced to zero for any reason, including withdrawals, market performance, or rider charges.
Once either the Nursing Home Enhancement or the terminal illness enhancement is elected for one spouse, neither enhancement will be available for the other spouse. You may request the terminal illness enhancement by filling out a request form provided by us. For Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) elections on and after January 20, 2015, if your Contract Value is reduced to zero for any reason, your Guaranteed Annual Income amount will be reduced to the amount you would otherwise be eligible to receive. Any withdrawals made prior to the diagnosis of a terminal illness and during the Benefit Year that the terminal illness enhancement commences will reduce the amount available that year for the terminal illness enhancement. Purchase Payments may not be made into the contract after a request for the terminal illness enhancement is approved by us and any Purchase Payments made either in the 12 months prior to the terminal illness diagnosis or during the duration of the terminal illness will not be included
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in the calculation of the terminal illness enhancement. Any requirements to qualify for the terminal illness enhancement are set forth in the Terminal Illness Claim Form. The remaining references to the Guaranteed Annual Income amount also include the terminal illness enhancement amount for Contractowners in South Dakota only.
Excess Withdrawals. Excess Withdrawals are:
1.	the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) that exceed the Guaranteed Annual Income amount at the time of the withdrawal;
2.	withdrawals made prior to age 55 (younger of you or your spouse for joint life); or
3.	withdrawals that are payable to any assignee or assignee’s bank account.
When an Excess Withdrawal occurs:
1.	The Income Base and Enhancement Base are reduced by the same proportion that the Excess Withdrawal reduces the Contract Value. This means that the reduction in the Income Base and Enhancement Base could be more than the dollar amount of the withdrawal; and
2.	The Guaranteed Annual Income amount will be recalculated to equal the applicable Guaranteed Annual Income rate multiplied by the new (reduced) Income Base (after the proportionate reduction for the Excess Withdrawal).
Your quarterly statements will include the Guaranteed Annual Income amount (as adjusted for Guaranteed Annual Income amount payments in a Benefit Year, Excess Withdrawals and additional Purchase Payments) available to you for the Benefit Year, if applicable, in order for you to determine whether a withdrawal may be an Excess Withdrawal. We encourage you to either consult with your registered representative or call us at the number provided in this prospectus if you have questions about Excess Withdrawals.
The following example demonstrates the impact of an Excess Withdrawal on the Income Base, Enhancement Base, the Guaranteed Annual Income amount, and the Contract Value under Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk). The example assumes that the Contractowner makes a $12,000 withdrawal, which causes a $12,370 reduction in the Income Base and Enhancement Base.
Prior to Excess Withdrawal:
Contract Value = $60,000
Income Base = $85,000
Enhancement Base = $85,000
Guaranteed Annual Income amount = $3,825 (4.50% of the Income Base of $85,000)
After a $12,000 Withdrawal ($3,825 is within the Guaranteed Annual Income amount, $8,175 is the Excess Withdrawal):
The Contract Value is reduced by the amount of the Guaranteed Annual Income amount of $3,825 and the Income Base and Enhancement Base are not reduced:
Contract Value = $56,175 ($60,000 - $3,825)
Income Base = $85,000
Enhancement Base = $85,000
The Contract Value is also reduced by the $8,175 Excess Withdrawal and the Income Base and Enhancement Base are reduced by 14.553%, the same proportion by which the Excess Withdrawal reduced the $56,175 Contract Value ($8,175 ÷ $56,175)
Contract Value = $48,000 ($56,175 - $8,175)
Income Base = $72,630 ($85,000 x 14.553% = $12,370; $85,000 - $12,370 = $72,630)
Enhancement Base = $72,630 ($85,000 x 14.553% = $12,370; $85,000 - $12,370 = $72,630)
Guaranteed Annual Income amount = $3,268 (4.50% of $72,630 Income Base)
On the following Benefit Year anniversary the Contract Value has been reduced due to a declining market, but the Income Base and Enhancement Base are unchanged:
Contract Value = $43,000
Income Base = $72,630
Enhancement Base = $72,630
Guaranteed Annual Income amount = $3,268 (4.50% x $72,630)
In a declining market, Excess Withdrawals may significantly reduce your Income Base, Enhancement Base, and Guaranteed Annual Income amount. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. If either the Contract Value or the Income Base is reduced to zero due to an Excess Withdrawal the rider will terminate.
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Withdrawals from IRA contracts will not be considered Excess Withdrawals (even if they exceed the Guaranteed Annual Income amount) only if the withdrawals are taken as systematic installments of the amount needed to satisfy the required minimum distribution (RMD) rules under Internal Revenue Code Section 401(a)(9). In addition, in order for this exception for RMDs to apply, the following must occur:
1.	Lincoln’s automatic withdrawal service is used to calculate and pay the RMD;
2.	The RMD calculation must be based only on the value in this contract;
3.	No withdrawals other than RMDs are made within the Benefit Year (except as described in the next paragraph); and
4. This contract is not a beneficiary IRA.
If your RMD withdrawals during a Benefit Year are less than the Guaranteed Annual Income amount, an additional amount up to the Guaranteed Annual Income amount may be withdrawn. If a withdrawal, other than an RMD is made during the Benefit Year, then all amounts withdrawn in excess of the Guaranteed Annual Income amount, including amounts attributable to RMDs, will be treated as Excess Withdrawals.
Distributions from qualified contracts are generally taxed as ordinary income. Distributions from nonqualified contracts that are includable in gross income are also generally taxed as ordinary income. See Federal Tax Matters for information on determining what amounts are includable in gross income.
Guaranteed Annual Income Amount Annuity Payout Option. The Guaranteed Annual Income Amount Annuity Payout Option (“GAIAAPO”) is an Annuity Payout option under which the Contractowner (and joint life if applicable) will receive annuity payments equal to the Guaranteed Annual Income amount for life. This option is different from other Annuity Payout options, including i4LIFE® Advantage, which are based on your Contract Value. If you are required to take annuity payments because you have reached the maturity date of the contract, you have the option of electing the GAIAAPO. If the Contract Value is reduced to zero and you have a remaining Income Base, you will receive the GAIAAPO.
Contractowners may decide to choose the GAIAAPO over i4LIFE® Advantage Guaranteed Income Benefit if they feel this may provide a higher final payment over time and they may place more importance on this payment over access to the Account Value. Payment frequencies other than annual may be available. You will have no other contract features other than the right to receive annuity payments equal to the Guaranteed Annual Income amount for your life or the life of you and your spouse for the joint life option.
If you are receiving the GAIAAPO, the Beneficiary may be eligible to receive final payment upon death of the single life or surviving joint life. The final payment is a one-time lump-sum payment. If the effective date of the rider is the same as the effective date of the contract, the final payment will be equal to the sum of all Purchase Payments, decreased by withdrawals. If the effective date of the rider is after the effective date of the contract, the final payment will be equal to the Contract Value on the effective date of the rider, increased for Purchase Payments received after the rider effective date and decreased by withdrawals. Excess Withdrawals reduce the final payment in the same proportion as the withdrawals reduce the Contract Value; withdrawals less than or equal to the Guaranteed Annual Income amount and payments under the GAIAAPO will reduce the final payment dollar for dollar.
Death Prior to the Annuity Commencement Date. Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) has no provision for a payout of the Income Base or Enhancement Base upon death of the Contractowners or Annuitant and provides no increase in value to the Death Benefit over and above what the Death Benefit provides in the base contract. At the time of death, if the Contract Value equals zero, no Death Benefit options (as described earlier in this prospectus) will be in effect. Election of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) does not impact the Death Benefit options available for purchase with your annuity contract. All Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The Contracts - Death Benefit.
Upon the death of the single life, this rider will end and no further Guaranteed Annual Income amounts are available (even if there was an Income Base in effect at the time of the death). If the Beneficiary elects to continue the contract after the death of the single life (through a separate provision of the contract), the Beneficiary may purchase a new Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) rider, if available, under the terms and charge in effect at the time of the new purchase. There is no carryover of the Income Base or Enhancement Base.
Upon the first death under the joint life option, withdrawals up to the Guaranteed Annual Income amount continue to be available for the life of the surviving spouse. The Enhancement and Automatic Annual Step-up will continue if applicable as discussed above. Upon the death of the surviving spouse, Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) will end and no further Guaranteed Annual Income amounts are available (even if there was an Income Base in effect at the time of the death).
As an alternative, after the first death, the surviving spouse, if under age 86, may choose to terminate the joint life option and purchase a new single life option, if available, under the terms and charge in effect at the time for a new purchase. In deciding whether to make this change, the surviving spouse should consider whether the change will cause the Income Base and the Guaranteed Annual Income amount to decrease.
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Termination. After the fifth anniversary of the effective date of the rider, the Contractowner may terminate the rider by notifying us in writing of the request to terminate or by failing to adhere to Investment Requirements. Contractowners in Florida who elect their rider on or after January 20, 2015 and prior to April 2, 2018, may terminate the rider after the first anniversary of the effective date of the rider. Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) will automatically terminate:
•	on the Annuity Commencement Date (except payments under the Guaranteed Annual Income Amount Annuity Payout Option will continue if applicable);
•	upon election of Lincoln Market Select® Advantage; or
•	if the Contractowner or Annuitant is changed (except if the surviving spouse assumes ownership of the contract upon death of the Contractowner) including any sale or assignment of the contract or any pledge of the contract as collateral;
•	upon the death under the single life option or the death of the surviving spouse under the joint life option;
•	when the Guaranteed Annual Income amount or Contract Value is reduced to zero due to an Excess Withdrawal;
•	on the date the Contractowner is changed due to an enforceable divorce agreement or decree; or
•	upon surrender or termination of the underlying annuity contract.
The termination will not result in any increase in Contract Value equal to the Income Base or Enhancement Base. Upon effective termination of this rider, the benefits and charges within this rider will terminate. If you terminate the rider, you must wait one year before you can elect any Living Benefit Rider available for purchase at that time.
i4LIFE® Advantage Guaranteed Income Benefit option. Contractowners who previously elected either version of Lincoln Lifetime IncomeSM Advantage 2.0 may decide to later transition to the applicable version of i4LIFE® Advantage Guaranteed Income Benefit. This transition must be made prior to the Annuity Commencement Date. You cannot have both i4LIFE® Advantage and another Living Benefit Rider in effect on your contract at the same time. See i4LIFE® Advantage Guaranteed Income Benefit Transitions for a discussion of this transition.
You should consider that not all i4LIFE® Advantage Death Benefit options will be available to you. Refer to the Expense Table: i4LIFE® Advantage with Guaranteed Income Benefit (Managed Risk) for Contractowners who previously purchased Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) for available Death Benefit options.
Lincoln Market Select® Advantage
Lincoln Market Select® Advantage is a Living Benefit Rider available for purchase that provides:
•	Guaranteed lifetime periodic withdrawals for you (and your spouse if the joint life option is selected) up to the Guaranteed Annual Income amount which is based upon a guaranteed Income Base;
•	An Enhancement amount added to the Income Base if certain criteria are met, as set forth below;
•	Automatic Annual Step-ups of the Income Base to the Contract Value if the Contract Value is equal to or greater than the Income Base after the Enhancement; and
•	Age-based increases to the Guaranteed Annual Income amount (after reaching a higher age-band and after an Automatic Annual Step-up).
Guaranteed Annual Income payments are available after the younger of you or your spouse (joint life option) reach age 55 and are based upon specified percentages of the Income Base which are age-based and may increase over time. You may receive Guaranteed Annual Income payments for your lifetime or for the lifetimes of you and your spouse, if the joint life option is chosen. You may consider purchasing Lincoln Market Select® Advantage if you want a guaranteed lifetime income payment that may grow as you get older and may increase through the Automatic Annual Step-up and Enhancement.
Please note any withdrawals made prior to age 55 or that exceed the Guaranteed Annual Income amount are considered Excess Withdrawals. In most states, amounts that are payable to any assignee or assignee’s bank account are also considered Excess Withdrawals. Excess Withdrawals may significantly reduce your Income Base and Enhancement Base as well as your Guaranteed Annual Income amount by an amount greater than the dollar amount of the Excess Withdrawal, and will terminate the rider if the Income Base if reduced to zero. Withdrawals will also negatively impact the availability of an Enhancement.
The Contractowner, Annuitant or Secondary Life may not be changed while this rider is in effect (except if the Secondary Life assumes ownership of the contract upon death of the Contractowner), including any sale or assignment of the contract as collateral.
Availability. Lincoln Market Select® Advantage is available for purchase with nonqualified and qualified (IRAs and Roth IRAs) annuity contracts. The Contractowner/Annuitant as well as the spouse under the joint life option must be age 85 or younger at the time this rider is elected. Your Contract Value at the time of election must be at least $25,000.
Lincoln Market Select® Advantage is available to current Contractowners who have previously purchased the Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) rider. If you terminate an existing rider to elect Lincoln Market Select® Advantage, your new rider will be effective on the next Valuation Date following approval by us.
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If Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) is currently in effect on your contract, and you want to terminate your existing rider and elect Lincoln Market Select® Advantage, we are currently waiving the five-year holding period that is required before terminating a rider. Other than the termination of your current rider, and the waiver of the holding period, your contract will not change in any way. We are doing this as a customer service to you, and there is no financial incentive being provided to you, or to your registered representative if you decide to terminate your existing Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) rider and elect Lincoln Market Select® Advantage.
In general, anytime you terminate a rider, you will no longer be entitled to any of the benefits that have accrued under that rider. If you decide to drop your Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) rider and elect Lincoln Market Select® Advantage, your current Income Base and Enhancement Base will terminate without value. In other words, you cannot transfer your current Income Base over to Lincoln Market Select® Advantage. Your initial Income Base and Enhancement Base under Lincoln Market Select® Advantage will be equal to the Contract Value on the effective date of the Lincoln Market Select® Advantage rider. The Income Base is used to calculate your Guaranteed Annual Income amount and the rider charge. You should carefully compare the features and benefits provided by your existing rider to the features and benefits provided by Lincoln Market Select® Advantage before making your decision. Lincoln Market Select® Advantage does not include all the same features, and it may not provide the same level of guarantee. For example, it does not offer a Nursing Home Enhancement like Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) offers. You should also compare the fees and charges of each rider. If you have any questions about terminating your Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) rider and electing Lincoln Market Select® Advantage, you should contact your registered representative or call us at the number listed on the first page of this prospectus.
Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. If your Benefit Year anniversary falls on a day that the New York Stock Exchange is closed, any benefit calculations scheduled to occur on that anniversary will occur on the next Valuation Date.
Income Base and Enhancement Base. The Income Base is a value used to calculate your Guaranteed Annual Income amount. The initial Income Base will equal the Contract Value on the effective date of the rider. The Income Base is increased by subsequent Purchase Payments, Enhancements and Automatic Annual Step-ups, and decreased by Excess Withdrawals in accordance with the provisions set forth below. The maximum Income Base is $10 million. This maximum takes into consideration the total guaranteed amounts under the Living Benefit Riders of all Lincoln Life contracts (or contracts issued by our affiliates) in which your (and/or spouse if joint life option) are the covered lives.
For rider elections on and after April 2, 2018, and subject to state availability, the Enhancement Base is the value used to calculate the amount that may be added to the Income Base upon an Enhancement. The Enhancement Base is equal to the Contract Value on the effective date of the rider, increased by subsequent Purchase Payments and Automatic Annual Step-ups, and decreased by Excess Withdrawals in accordance with the provisions set forth below. The Enhancement Base is not increased by an Enhancement. Rider elections prior to April 2, 2018 do not have an Enhancement Base.
Neither the Income Base nor the Enhancement Base is available to you as a lump sum withdrawal or as a Death Benefit.
Additional Purchase Payments automatically increase the Income Base (not to exceed the maximum Income Base) and Enhancement Base by the amount of the Purchase Payment. For example, a $10,000 additional Purchase Payment will increase the Income Base and Enhancement Base by $10,000. Any Purchase Payment made after the initial Purchase Payment will be added immediately to the Income Base and will result in an increased Guaranteed Annual Income amount but must be invested in the contract at least one Benefit Year before it will be used in calculating an Enhancement. Any Purchase Payments made within the first 90 days after the effective date of the rider will be included in the Enhancement Base for purposes of calculating the Enhancement on the first Benefit Year anniversary.
After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. Additional Purchase Payments will not be allowed if the Contract Value decreases to zero for any reason, including market loss.
Excess Withdrawals reduce the Income Base and Enhancement Base as discussed below. Withdrawals less than or equal to the Guaranteed Annual Income amount will not reduce the Income Base or Enhancement Base.
Enhancement. You are eligible for an Enhancement for at least 10 years from the effective date of the rider. On each Benefit Year anniversary the Income Base will be increased by and Enhancement if:
a. the Contractowner/Annuitant (as well as the spouse if the joint life option is in effect) is under age 86;
b. there are no withdrawals in the preceding Benefit Year;
c. the rider is within the Enhancement Period;
d. the Income Base after the Enhancement amount is added would be greater than the Income Base after the Automatic Annual Step-up; and
e. the Enhancement Base is greater than zero.
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For riders elected on and after April 2, 2018, and subject to state availability, the Enhancement equals the Enhancement Base, minus Purchase Payments received in the preceding Benefit Year, multiplied by 6%. For riders elected prior to April 2, 2018, the Enhancement equals the Income Base, minus Purchase Payments received in the preceding Benefit Year, multiplied by 5%. Then Enhancement Base and Income Base are not reduced by Purchase Payments received in the first 90 days after the rider effective date.
If you decline an Enhancement, you will continue to be eligible for an Enhancement starting on the next Benefit Year anniversary as long as you meet the conditions listed above.
Note: The Enhancement is not available on any Benefit Year anniversary if an Automatic Annual Step-up to the Income Base occurs, or where there has been a withdrawal of Contract Value (including a Guaranteed Annual Income payment) in the preceding Benefit Year. If you are eligible (as defined above) for the Enhancement in the next Benefit Year, the Enhancement will not occur until the Benefit Year anniversary of that year.
The following is an example of the impact of the 6% Enhancement on the Income Base and assumes that no withdrawals have been made.
Initial Purchase Payment = $100,000; Income Base = $100,000; Enhancement Base = $100,000
Additional Purchase Payment on day 30 = $15,000; Income Base = $115,000; Enhancement Base = $115,000
On the first Benefit Year anniversary, because the additional Purchase Payment is within the first 90 days after the effective date of the rider, the Income Base will not be less than $121,900 ($100,000 x 1.06 + $15,000 x 1.06 = $121,900).
Consider a further additional Purchase Payment on day 95 = $10,000; Income Base = $125,000; Enhancement Base = $125,000
This additional Purchase Payment is not eligible for the Enhancement on the first Benefit Year anniversary because it was received after the first 90 days after the effective date for the rider. It will not be eligible for the 6% Enhancement until the second Benefit Year anniversary. Therefore, on the first Benefit Year anniversary, the Income Base will not be less than $131,900 ($100,000 x 1.06 + $15,000 x 1.06 + $10,000 = $131,900).
As explained below, an Enhancement and Automatic Annual Step-up will not occur in the same year. If the Automatic Annual Step-up provides an increase equal to or greater than what the Enhancement provides, you will not receive the Enhancement. It is possible that this could happen each Benefit Year (because the Automatic Annual Step-up provided a larger increase each year), and therefore the Enhancement would not apply. The Enhancement or the Automatic Annual Step-up cannot increase the Income Base above the maximum Income Base of $10 million.
An example of the impact of a withdrawal on the Enhancement is included in the Withdrawal Amount section below.
Enhancement Period. The original Enhancement Period is a 10-year period that begins on the effective date of the rider. For riders purchased on and after April 2, 2018, and subject to state availability, a new Enhancement Period begins immediately following an Automatic Annual Step-up. If during any Enhancement Period there are no Automatic Annual Step-ups, the Enhancements will stop at the end of the Enhancement Period and will not restart until the next Benefit Year anniversary following the Benefit Year anniversary upon which an Automatic Annual Step-up occurs. Rider elections prior to April 2, 2018, and subject to state availability, only have one 10-year Enhancement Period.
Automatic Annual Step-ups. The Income Base and Enhancement Base will automatically step up to the Contract Value on each Benefit Year anniversary if:
a.	the Contractowner/Annuitant (single life option), or the Contractowner/Annuitant and spouse (joint life option) are under age 86; and
b.	the Contract Value on that Benefit Year anniversary, after the deduction of any withdrawals (including the rider charge and account fee), plus any Purchase Payments made on that date is equal to or greater than the Income Base after an Enhancement (if any).
For rider elections on or after April 2, 2018, each time the Automatic Annual Step-up occurs a new Enhancement Period starts. The Automatic Annual Step-up is available even in those years when a withdrawal has occurred.
If you decline an Automatic Annual Step-up during an Enhancement Period, you will continue to be eligible for an Enhancement through the end of the Enhancement Period as long as you meet the conditions listed above.
Following is an example of how the Automatic Annual Step-ups and the 6% Enhancements impact the Income Base (assuming no withdrawals or additional Purchase Payments):
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	Contract Value	Income Base	Enhancement Base	Enhancement amount added to Income Base
At issue	$100,000	$100,000	$100,000	-
1st Benefit Year anniversary	$104,000	$106,000	$100,000	$6,000
2nd Benefit Year anniversary	$107,000	$112,000	$100,000	$6,000
3rd Benefit Year anniversary	$115,000	$118,000	$100,000	$6,000
4th Benefit Year anniversary	$128,000	$128,000	$128,000	N/A
5th Benefit Year anniversary	$131,000	$135,680	$128,000	$7,680
On the first Benefit Year anniversary the Contract Value is higher than the previous Income Base, but since the 6% Enhancement (6% of the Enhancement Base) would increase the Income Base to a higher amount, the Income Base is increased by the $6,000 Enhancement amount to $106,000 and the Enhancement Base remains at $100,000.
On the second Benefit Year anniversary the Contract Value is higher than the previous Income Base, but since the 6% Enhancement (6% of the Enhancement Base) would increase the Income Base to a higher amount, the Income Base is increased by the $6,000 Enhancement amount to $112,000 and the Enhancement Base remains at $100,000.
On the third Benefit Year anniversary the Contract Value is higher than the previous Income Base, but since the 6% Enhancement (6% of the Enhancement Base) would increase the Income Base to a higher amount, the Income Base is increased by the $6,000 Enhancement amount to $118,000 and the Enhancement Base remains at $100,000.
On the fourth Benefit Year anniversary the Contract Value of $128,000 is higher than the previous Income Base plus the 6% Enhancement ($124,000 = $118,000 + 6% o f$100,000), so the Income Base and Enhancement Base are increased to equal the Contract Value of $128,000.
On the fifth Benefit Year anniversary the Contract Value is higher than the previous Income Base, but since the 6% Enhancement (6% of the Enhancement Base) would increase the Income Base to a higher amount, the Income Base is increased by the $7,680 (6% of $128,000) Enhancement amount and the Enhancement Base remains at $128,000.
Following is an example of how the Automatic Annual Step-ups and the 5% Enhancement impact the Income Base (assuming no withdrawals or additional Purchase Payments):
	Contract Value	Income Base with 5% Enhancement	Income Base
Initial Purchase Payment $50,000	$50,000	N/A	$50,000
1st Benefit Year anniversary	$54,000	$52,500	$54,000
2nd Benefit Year anniversary	$53,900	$56,700	$56,700
3rd Benefit Year anniversary	$56,000	$59,535	$59,535
4th Benefit Year anniversary	$64,000	$62,512	$64,000
On the first Benefit Year anniversary, the Automatic Annual Step-up increased the Income Base to the Contract Value of $54,000 since the increase in the Contract Value is greater than the 5% Enhancement amount of $2,500 (5% of $50,000). On the second Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $54,000 = $2,700). On the third Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $56,700 = $2,835). On the fourth Benefit Year anniversary, the Automatic Annual Step-up to the Contract Value was greater than the 5% Enhancement amount of $2,977 (5% of $59,535). The 5% Enhancement or an Automatic Annual Step-up cannot increase the Income Base beyond the maximum Income Base of $10 million.
Withdrawal Amount. The Guaranteed Annual Income amount may be withdrawn from the contract each Benefit Year. As long as the Guaranteed Annual Income amount is not reduced to zero, these withdrawals may be taken for your lifetime (single life option) or the lifetimes of you and your spouse (joint life option). Guaranteed Annual Income withdrawals are available when you (single life option) or the younger of you and your spouse (joint life option) are age 55 or older.
The Guaranteed Annual Income amount is determined by multiplying the Income Base by the applicable rate, based on your age and whether the single or joint life option has been elected. Under the joint life option, the age of the younger of you or your spouse will be used. The Guaranteed Annual Income amount will change upon an Automatic Annual Step-up, an Enhancement, additional Purchase Payments, and Excess Withdrawals, as described below.
The Guaranteed Annual Income rates applicable to new rider elections are determined in our sole discretion based on current economic factors including interest rates and equity market volatility. Generally, the rates may increase or decrease based on changes in equity market volatility, prevailing interest rates, or as a result of other economic conditions. The rate structure is intended to help us provide the guarantees under the rider. The Guaranteed Annual Income rates for new rider elections may be higher or lower than prior rates, but for existing Contractowners that have elected the rider, your Guaranteed Annual Income rates will not change as a result.
The Guaranteed Annual Income rates applicable to new rider elections are set forth in a supplement to this prospectus, called a Rate Sheet. The Rate Sheet indicates the Guaranteed Annual Income rates, the effective period, and the date by which your rider election
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form must be signed and dated for a rider to be issued with those rates. The rates may change periodically and may be higher or lower than the rates on the previous Rate Sheet.
At least 10 days before the end of the indicated effective period, the Guaranteed Annual Income rates for the next effective period will be disclosed in a new Rate Sheet. In order to get the rates indicated in a Rate Sheet, your rider election form must be signed and dated on or before the last day of the effective period noted in that Rate Sheet. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your registered representative, online at www.LincolnFinancial.com or by calling us at 1-888-868-2583. Guaranteed Annual Income rates for previous effective periods are included in an Appendix to this prospectus.
During the first Benefit Year the Guaranteed Annual Income amount is calculated using the Income Base as of the effective date of the rider. After the first Benefit Year anniversary, the Guaranteed Annual Income amount is calculated using the Income Base on the most recent Benefit Year anniversary. After your first Guaranteed Annual Income withdrawal, the Guaranteed Annual Income rate will only increase on a Benefit Year anniversary on or after you have reached an applicable higher age band and after there has also been an Automatic Annual Step-up. If you have reached an applicable higher age band and there has not also been a subsequent Automatic Annual Step-up, then the Guaranteed Annual Income rate will not increase until the next Automatic Annual Step-up occurs. If you do not withdraw the entire Guaranteed Annual Income amount during a Benefit Year, there is no carryover of the remaining amount into the next Benefit Year.
If your Contract Value is reduced to zero for any reason other than for an Excess Withdrawal, withdrawals equal to the Guaranteed Annual Income amount will continue automatically for your life (and your spouse’s life if applicable) under the Guaranteed Annual Income Amount Annuity Payout Option. You may not withdraw the remaining Income Base or Enhancement Base in a lump sum. You will not be entitled to the Guaranteed Annual Income amount if the Income Base is reduced to zero as a result of an Excess Withdrawal. If either the Contract Value or the Income Base is reduced to zero due to an Excess Withdrawal, the rider will terminate.
Withdrawals equal to or less than the Guaranteed Annual Income amount will not reduce the Income Base or Enhancement Base. All withdrawals will decrease the Contract Value.
The following example shows the calculation of the Guaranteed Annual Income amount and how withdrawals less than or equal to the Guaranteed Annual Income amount impact the Income Base, the Enhancement Base and the Contract Value. The example assumes a 6% Enhancement, a 4% Guaranteed Annual Income rate, and a Contract Value of $200,000:
Contract Value on the rider’s effective date	$200,000
Income Base and Enhancement Base on the rider’s effective date	$200,000
Initial Guaranteed Annual Income amount on the rider’s effective date ($200,000 x 4%)	$8,000
Contract Value six months after rider’s effective date	$210,000
Income Base and Enhancement Base six months after rider’s effective date	$200,000
Withdrawal six months after the rider’s effective date	$8,000
Contract Value after withdrawal ($210,000 - $8,000)	$202,000
Income Base and Enhancement Base after withdrawal ($200,000 - $0)	$200,000
Contract Value on the first Benefit Year anniversary	$205,000
Income Base and Enhancement Base on the first Benefit Year anniversary	$205,000
Guaranteed Annual Income amount on the first Benefit Year anniversary ($205,000 x 4%)	$8,200
Since there was a withdrawal during the first year, an Enhancement is not available, but the Automatic Annual Step-up was available and increased the Income Base and the Enhancement Base to the Contract Value of $205,000. On the first Benefit Year anniversary, the Guaranteed Annual Income amount is $8,200 (4% x $205,000).
Purchase Payments added to the contract subsequent to the initial Purchase Payment will increase the Guaranteed Annual Income amount by an amount equal to the applicable Guaranteed Annual Income rate multiplied by the amount of the subsequent Purchase Payment. For example, assuming a Contractowner has a Guaranteed Annual Income amount of $2,500 (5% of $50,000 Income Base), an additional Purchase Payment of $10,000 increases the Guaranteed Annual Income amount that Benefit Year to $3,000 ($2,500 + 5% of $10,000). The Guaranteed Annual Income payment amount will be recalculated immediately after a Purchase Payment is added to the contract.
Enhancements and Automatic Annual Step-ups will increase the Income Base and thus the Guaranteed Annual Income amount. The Guaranteed Annual Income amount, after the Income Base is adjusted by an Enhancement or an Automatic Annual Step-up will be equal to the adjusted Income Base multiplied by the applicable Guaranteed Annual Income rate.
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Excess Withdrawals. Excess Withdrawals are:
1.	the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) that exceed the Guaranteed Annual Income amount at the time of the withdrawal;
2.	withdrawals made prior to age 55 (younger of you or your spouse for joint life); or
3.	withdrawals that are payable to any assignee or assignee’s bank account.
When an Excess Withdrawal occurs:
1.	the Income Base and Enhancement Base are reduced by the same proportion that the Excess Withdrawal reduces the Contract Value. This means that the reduction in the Income Base and Enhancement Base could be more than the dollar amount of the withdrawal; and
2.	the Guaranteed Annual Income amount will be recalculated to equal the applicable Guaranteed Annual Income rate multiplied by the new (reduced) Income Base (after the proportionate reduction for the Excess Withdrawal).
Your quarterly statements will include the Guaranteed Annual Income amount (as adjusted for Guaranteed Annual Income amount payments in a Benefit Year, Excess Withdrawals and additional Purchase Payments) available to you for the Benefit Year, if applicable, in order for you to determine whether a withdrawal may be an Excess Withdrawal. We encourage you to either consult with your registered representative or call us at the number provided in this prospectus if you have any questions about Excess Withdrawals.
The following example demonstrates the impact of an Excess Withdrawal on the Income Base, the Enhancement Base, the Guaranteed Annual Income amount, and the Contract Value. The example assumes that the Contractowner makes a $12,000 withdrawal, which causes an $11,816 reduction in the Income Base and Enhancement Base.
Prior to Excess Withdrawal:
Contract Value = $60,000
Income Base = $85,000
Enhancement Base = $85,000
Guaranteed Annual Income amount = $4,250 (5% of the Income Base of $85,000)
After a $12,000 withdrawal ($4,250 is within the Guaranteed Annual Income amount, $7,750 is the Excess Withdrawal):
The Contract Value is reduced by the amount of the Guaranteed Annual Income amount of $4,250 and the Income Base and Enhancement Base are not reduced:
Contract Value = $55,750 ($60,000 - $4,250)
Income Base = $85,000
Enhancement Base = $85,000
The Contract Value is also reduced by the $7,750 Excess Withdrawal and the Income Base and Enhancement Base are reduced by 13.90134%, the same proportion by which the Excess Withdrawal reduced the $55,750 Contract Value ($7,750 / $55,750).
Contract Value = $48,000 ($55,750 - $7,750)
Income Base = $73,184 ($85,000 x 13.90134% = $11,816; $85,000 - $11,816 = $73,184)
Enhancement Base = $73,184 ($85,000 x 13.90134% = $11,816; $85,000 - $11,816 = $73,184)
Guaranteed Annual Income amount = $3,659 (5% of $73,184 Income Base)
On the following Benefit Year anniversary:
Contract Value = $43,000
Income Base = $73,184
Enhancement Base = $73,184
Guaranteed Annual Income amount = $3,659 (5% x $73,184)
In a declining market, Excess Withdrawals may significantly reduce your Income Base, Enhancement Base, and Guaranteed Annual Income amount. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. If the Income Base is reduced to zero due to an Excess Withdrawal, the rider will terminate. If the Contract Value is reduced to zero due to an Excess Withdrawal, the rider and contract will terminate.
Withdrawals from IRA contracts will not be considered Excess Withdrawals (even if they exceed the Guaranteed Annual Income amount) only if the withdrawals are taken as systematic installments of the amount needed to satisfy the required minimum distribution (RMD) rules under Internal Revenue Code Section 401(a)(9). In addition, in order for this exception for RMD’s to apply, the following must occur:
1.	Lincoln’s automatic withdrawal service is used to calculate and pay the RMD;
2.	The RMD calculation must be based only on the value in this contract;
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3.	No withdrawals other than RMD’s are made within the Benefit Year (except as described in the next paragraph); and
4.	This contract is not a beneficiary IRA.
If your RMD withdrawals during a Benefit Year are less than the Guaranteed Annual Income amount, an additional amount up to the Guaranteed Annual Income amount may be withdrawn. If a withdrawal, other than an RMD is made during the Benefit Year, then all amounts withdrawn in excess of the Guaranteed Annual Income amount, including amounts attributable to RMDs, will be treated as Excess Withdrawals.
Distributions from qualified contracts are generally taxed as ordinary income. Distributions from nonqualified contracts that are includable in gross income are also generally taxed as ordinary income. See Federal Tax Matters for information on determining what amounts are includable in gross income.
Guaranteed Annual Income Amount Annuity Payout Option. The Guaranteed Annual Income Amount Annuity Payout Option (“GAIAAPO”) is an Annuity Payout option under which the Contractowner (and joint life if applicable) will receive annuity payments equal to the Guaranteed Annual Income amount for life. This option is different from other Annuity Payout options, including i4LIFE® Advantage Select Guaranteed Income Benefit, which are based on your Contract Value. If you are required to take annuity payments because you have reached the maturity date of the contract, you have the option of electing the GAIAAPO. If the Contract Value is reduced to zero and you have a remaining Income Base, you will receive the GAIAAPO.
Contractowners may decide to choose the GAIAAPO over i4LIFE® Advantage Select Guaranteed Income Benefit if they feel this may provide a higher final payment over time and they may place more importance on this payment over access to the Account Value. Payment frequencies other than annual may be available. You will have no other contract features other than the right to receive annuity payments equal to the Guaranteed Annual Income amount for your life or the life of you and your spouse for the joint life option.
If you are receiving the GAIAAPO, the Beneficiary may be eligible to receive final payment upon death of the single life or surviving joint life. The final payment is a one-time lump-sum payment, if the effective date of the rider is the same as the effective date of the contract, the final payment will be equal to the sum of all Purchase Payments, decreased by withdrawals. If the effective date of the rider is after the effective date of the contract, the final payment will be equal to the Contract Value on the effective date of the rider, increased for Purchase Payments received after the rider effective date and decreased by withdrawals. Excess Withdrawals reduce the final payment in the same proportion as the withdrawals reduce the Contract Value; withdrawals less than or equal to the Guaranteed Annual Income amount and payments under the GAIAAPO will reduce the final payment dollar for dollar.
Death Prior to the Annuity Commencement Date. Lincoln Market Select® Advantage has no provision for a payout of the Income Base or Enhancement Base upon death of the Contractowner or Annuitant and provides no increase in value to the Death Benefit over and above what the Death Benefit provides in the base contract. At the time of death, if the Contract Value equals zero, no Death Benefit options (as described earlier in this prospectus) will be in effect. Election of Lincoln Market Select® Advantage does not impact the Death Benefit options available for purchase with your annuity contract. All Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The Contracts – Death Benefit.
Upon the death of the single life, this rider will end and no further Guaranteed Annual Income amounts are available (even if there was an Income Base in effect at the time of the death). Upon the first death under the joint life option, withdrawals up to the Guaranteed Annual Income amount continue to be available for the life of the surviving spouse. The Enhancement and Automatic Annual Step-up will continue, if applicable, as discussed above. Upon the death of the surviving spouse, Lincoln Market Select® Advantage will end and no further Guaranteed Annual Income amounts are available (even if there was an Income Base in effect at the time of the death).
Termination. After the fifth Benefit Year anniversary, the Contractowner may terminate the rider by notifying us in writing of the request to terminate or by failing to adhere to Investment Requirements. Contractowners in Florida who elected their rider prior to April 2, 2018, may terminate their rider at any time after the first Benefit Year anniversary. Lincoln Market Select® Advantage will automatically terminate:
•	on the Annuity Commencement Date (except payments under the Guaranteed Annual Income Amount Annuity Payout Option will continue if applicable);
•	upon death under the single life option or the death of the surviving spouse under the joint life option;
•	when the Guaranteed Annual Income amount or Contract Value is reduced to zero due to an Excess Withdrawal;
•	if the Contractowner or Annuitant is changed (except if the surviving spouse assumes ownership of the contract upon death of the Contractowner) including any sale or assignment of the contract or any pledge of the contract as collateral;
•	on the date the Contractowner is changed pursuant to an enforceable divorce agreement or decree; or
•	upon surrender or termination of the underlying annuity contract.
The termination will not result in any increase in Contract Value equal to the Income Base or Enhancement Base. Upon effective termination of this rider, the benefit and charges within this rider will terminate. If you terminate the rider, you must wait one year before you can elect any Living Benefit Rider available for purchase at that time.
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i4LIFE® Advantage Guaranteed Income Benefit option. Contractowners who previously elected Lincoln Market Select® Advantage may decide to later transition to i4LIFE® Advantage Guaranteed Income Benefit. This transition must be made prior to the Annuity Commencement Date. You cannot have both i4LIFE® Advantage and another Living Benefit Rider in effect on your contract at the same time. See i4LIFE® Advantage Guaranteed Income Benefit Transitions for a discussion of this transition.
i4LIFE® Advantage
i4LIFE® Advantage (the Variable Annuity Payout Option Rider in your contract) is an optional Annuity Payout rider you may purchase at an additional cost and is separate and distinct from other Annuity Payout options offered under your contract and described later in this prospectus. You may also purchase i4LIFE® Advantage Guaranteed Income Benefit for an additional charge. See Charges and Other Deductions – i4LIFE® Advantage Charge.
i4LIFE® Advantage provides variable, periodic Regular Income Payments for life subject to certain conditions. The optional Guaranteed Income Benefit provides a minimum payout floor for those Regular Income Payments. These payments are made during two time periods; an Access Period and a Lifetime Income Period, which are discussed in further detail below. i4LIFE® Advantage is different from other Annuity Payout options provided by Lincoln because with i4LIFE® Advantage, you have the ability to make additional withdrawals or surrender the contract during the Access Period. The Guaranteed Income Benefit is described in further detail below.
When you elect i4LIFE® Advantage, you must choose the Annuitant and Secondary Life (if applicable). The Annuitant and Secondary Life may not be changed after i4LIFE® Advantage is elected. For qualified contracts, the Secondary Life must be the spouse. See i4LIFE® Advantage Death Benefits regarding the impact of a change to the Annuitant prior to the i4LIFE® Advantage election.
If i4LIFE® Advantage is selected, the applicable transfer provisions among Subaccounts and the fixed account will continue to be those specified in your annuity contract for transfers on or before the Annuity Commencement Date. However, once i4LIFE® Advantage begins, any automatic withdrawal service will terminate. See The Contracts – Transfers on or Before the Annuity Commencement Date.
Additional Purchase Payments may be made during the Access Period for an IRA annuity contract, unless the 4LATER® Advantage Guaranteed Income Benefit or i4LIFE® Advantage Guaranteed Income Benefit has been elected. If the Guaranteed Income Benefit option has been elected on an IRA contract, additional Purchase Payments may be made until the initial Guaranteed Income Benefit is calculated. Additional Purchase Payments will not be accepted after the Periodic Income Commencement Date for a nonqualified annuity contract.
Availability. i4LIFE® Advantage is available for contracts with a Contract Value of at least $50,000 and may be elected before any other Annuity Payout option under this contract is elected by sending a completed i4LIFE® Advantage election form to our Home Office. You may elect any available version of the Guaranteed Income Benefit when you elect i4LIFE® Advantage or during the Access Period, if still available for election, subject to the terms and conditions at that time. You may choose not to purchase the Guaranteed Income Benefit at the time you purchase i4LIFE® Advantage by indicating that you do not want the i4LIFE® Advantage Guaranteed Income Benefit on the election form. Additionally, certain Living Benefit Riders allow a transition from that rider to i4LIFE® Advantage Guaranteed Income Benefit. See i4LIFE® Advantage Guaranteed Income Benefit Transitions below. If you intend to use the Income Base or the Guaranteed Amount from a previously elected Living Benefit Rider to establish the Guaranteed Income Benefit, you must elect the Guaranteed Income Benefit at the time you elect i4LIFE® Advantage.
i4LIFE® Advantage and the Guaranteed Income Benefit are available on nonqualified annuities, IRAs and Roth IRAs (check with your registered representative regarding availability in the SEP market). i4LIFE® Advantage for IRA contracts is only available if the Annuitant and Secondary Life, if applicable, are age 59½ or older at the time the rider is elected. i4LIFE® Advantage and Guaranteed Income Benefit must be elected by age 80 on IRA contracts or age 95 on nonqualified contracts. Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions.
Access Period. The Access Period begins on the Periodic Income Commencement Date and is a defined period of time during which we pay variable, periodic Regular Income Payments and provide a Death Benefit. During this period, you may surrender the contract and make withdrawals from your Account Value (defined below). The Lifetime Income Period begins immediately at the end of the Access Period and the remaining Account Value is used to make Regular Income Payments for the rest of your life (or the Secondary Life if applicable). During the Lifetime Income Period, you will no longer be able to make withdrawals or surrenders or receive a Death Benefit. If your Account Value is reduced to zero because of withdrawals or market loss, your Access Period ends.
The minimum and maximum Access Periods are established at the time you elect i4LIFE® Advantage with or without the Guaranteed Income Benefit. The current Access Period requirements are outlined in the following chart:
	Minimum Access Period	Maximum Access Period
i4LIFE® Advantage (without a Guaranteed Income Benefit)	5 years	The length of time between your age and age 115 for nonqualified contracts; age 100 for qualified contracts
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	Minimum Access Period	Maximum Access Period
Select Guaranteed Income Benefit Guaranteed Income Benefit (Managed Risk)	Longer of 20 years or the difference between your age (nearest birthday) and age 90	To age 115 for nonqualified contracts; to age 100 for qualified contracts
Guaranteed Income Benefit (version 4) elections on or after May 21, 2012	Longer of 20 years or the difference between your age (nearest birthday) and age 100	To age 115 for nonqualified contracts; to age 100 for qualified contracts
Guaranteed Income Benefit (version 4) elections prior to May 21, 2012	Longer of 20 years of the difference between your age (nearest birthday) and age 90	To age 115 for nonqualified contracts; to age 100 for qualified contracts
Guaranteed Income Benefit (version 2 and 3)	Longer of 15 years or the difference between your age (nearest birthday) and age 85	To age 115 for nonqualified contracts; to age 100 for qualified contracts
The minimum Access Period requirements may vary if you transition to i4LIFE® Advantage Guaranteed Income Benefit from another rider. See i4LIFE® Advantage Guaranteed Income Benefit Transitions below.
Generally, shorter Access Periods will produce a higher initial Regular Income Payment than longer Access Periods. At any time during the Access Period, you may extend or shorten the length of the Access Period subject to Home Office approval. Additional restrictions may apply if you are under age 59½ when you request a change to the Access Period. Currently, if you extend the Access Period, it must be extended at least 5 years. If you change the Access Period, subsequent Regular Income Payments will be adjusted accordingly, and the Account Value remaining at the end of the new Access Period will be applied to continue Regular Income Payments for your life. For versions 1, 2, and 3 of the Guaranteed Income Benefit, an extension of your Access Period will also reduce your i4LIFE® Advantage Guaranteed Income Benefit in proportion of the reduction in the Regular Income Payment. This reduction of the i4LIFE® Guaranteed Income Benefit does not apply to Select Guaranteed Income Benefit, Guaranteed Income Benefit (Managed Risk, or Guaranteed Income Benefit (version 4). If you shorten the Access Period, the i4LIFE® Advantage Guaranteed Income Benefit will terminate. Currently, changes to the Access Period can only be made on Periodic Income Commencement Date anniversaries.
Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. We may reduce or terminate the Access Period for IRA i4LIFE® Advantage contracts in order to keep the Regular Income Payments in compliance with IRC provisions for required minimum distributions. If we lower the Access Period to comply with IRC provisions, there is no impact to the Guaranteed Income Benefit.
Account Value. The initial Account Value is the Contract Value on the Valuation Date i4LIFE® Advantage is effective (or your initial Purchase Payment if i4LIFE® Advantage is purchased at contract issue), less any applicable premium taxes. During the Access Period, the Account Value on a Valuation Date will equal the total value of all of the Contractowner's Accumulation Units plus the Contractowner's value in the fixed account, and will be reduced by Regular Income Payments and Guaranteed Income Benefit payments made as well as any withdrawals taken. You will have access to your Account Value during the Access Period. After the Access Period ends, the remaining Account Value will be applied to continue Regular Income Payments for your life and the Account Value will be reduced to zero.
Regular Income Payments during the Access Period. i4LIFE® Advantage provides for variable, periodic Regular Income Payments for as long as an Annuitant (or Secondary Life, if applicable) is living.
When you elect i4LIFE® Advantage, you will make several choices that will impact the amount of your Regular Income Payments:
•	the date you will receive the initial Regular Income Payment;
•	the frequency of the payments (monthly, quarterly, semi-annually or annually);
•	the frequency the payment is recalculated;
•	the assumed investment return (AIR); and
•	the date the Access Period ends and the Lifetime Income Period begins.
Some of the choices will not be available if you elect the Guaranteed Income Benefit.
If you do not choose a payment frequency, the default is a monthly payment frequency. In most states, you may also elect to have Regular Income Payments from nonqualified contracts recalculated only once each year rather than recalculated at the time of each payment. This results in level Regular Income Payments between recalculation dates. Qualified contracts are only recalculated once per year, at the first Valuation Date of the first periodic income payment of each calendar year. Contracts that elect Select Guaranteed Income Benefit, Guaranteed Income Benefit (Managed Risk), or Guaranteed Income Benefit (version 4) are only recalculated once a year. For nonqualified contracts, the Contractowner must elect the levelized option for Regular Income Payments if Guaranteed Income Benefit is elected.
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AIR rates of 3%, 4%, 5%, or 6% may be available for Regular Income Payments under i4LIFE® Advantage. Certain states limit the availability of 5% or 6% AIR. See your registered representative for availability. The higher the AIR you choose, the higher your initial Regular Income Payment will be and the higher the return must be to increase subsequent Regular Income Payments. A 3% AIR will be used to calculate the Regular Income Payments under Select Guaranteed Income Benefit; a 4% AIR will be used to calculate the Regular Income Payments under all other versions of Guaranteed Income Benefit.
Regular Income Payments must begin within one year of the date you elect i4LIFE® Advantage and will continue until the death of the Annuitant or Secondary Life, if applicable, or surrender.
Regular Income Payments are not subject to any applicable Market Value Adjustments. See Charges and Other Deductions. For information regarding income tax consequences of Regular Income Payments, see Federal Tax Matters.
The initial Regular Income Payment is calculated from the Account Value on a date no more than 14 days prior to the date you select to begin receiving Regular Income Payments. This calculation date is called the Periodic Income Commencement Date, and is the same date the Access Period begins. The amount of the initial Regular Income Payment is determined by dividing the Contract Value (or Purchase Payment if elected at contract issue), less applicable premium taxes by 1,000 and multiplying the result by an annuity factor. The annuity factor is based upon:
•	the age and sex of the Annuitant and Secondary Life, if applicable;
•	the length of the Access Period selected;
•	the frequency of the payments;
•	the AIR selected; and
•	the Individual Annuity Mortality table specified in your contract.
The annuity factor used to determine the Regular Income Payments reflects the fact that, during the Access Period, you have the ability to withdraw the entire Account Value and that a Death Benefit of the entire Account Value will be paid to your Beneficiary upon your death. These benefits during the Access Period result in a slightly lower Regular Income Payment, during both the Access Period and the Lifetime Income Period, than would be payable if this access was not permitted and no lump-sum Death Benefit of the full Account Value was payable. The annuity factor also reflects the requirement that there be sufficient Account Value at the end of the Access Period to continue your Regular Income Payments for the remainder of your life (and/or the Secondary Life if applicable), during the Lifetime Income Period, with no further access or Death Benefit.
The Account Value will vary with the actual net investment return of the Subaccounts selected and the interest credited on the fixed account, which then determines the subsequent Regular Income Payments during the Access Period. Each subsequent Regular Income Payment (unless the levelized option is selected) is determined by dividing the Account Value on the applicable Valuation Date by 1,000 and multiplying this result by an annuity factor revised to reflect the declining length of the Access Period. As a result of this calculation, the actual net returns in the Account Value are measured against the AIR to determine subsequent Regular Income Payments. If the actual net investment return (annualized) for the contract exceeds the AIR, the Regular Income Payment will increase at a rate approximately equal to the amount of such excess. Conversely, if the actual net investment return for the contract is less than the AIR, the Regular Income Payment will decrease. For example, if net investment return is 3% higher (annualized) than the AIR, the Regular Income Payment for the next year will increase by approximately 3%. Conversely, if actual net investment return is 3% lower than the AIR, the Regular Income Payment will decrease by approximately 3%.
Withdrawals made during the Access Period will also reduce the Account Value that is available for Regular Income Payments, and subsequent Regular Income Payments will be recalculated and could be increased or reduced, based on the Account Value following the withdrawal.
For a joint life option, if either the Annuitant or Secondary Life dies during the Access Period, Regular Income Payments will be recalculated using a revised annuity factor based on the single surviving life, if doing so provides a higher Regular Income Payment. On a joint life option, the Secondary Life spouse must be either the primary Beneficiary or joint owner in order to receive the remaining payments after the first spouse’s death.
For nonqualified contracts, if the Annuitant and Secondary Life, if applicable, both die during the Access Period, the Guaranteed Income Benefit (if any) will terminate and the annuity factor will be revised for a non-life contingent Regular Income Payment and Regular Income Payments will continue until the Account Value is fully paid out and the Access Period ends. For qualified contracts, if the Annuitant and Secondary Life, if applicable, both die during the Access Period, i4LIFE® Advantage (and any Guaranteed Income Benefit if applicable) will terminate.
Regular Income Payments during the Lifetime Income Period. The Lifetime Income Period begins at the end of the Access Period if either the Annuitant or Secondary Life is living. Your earlier elections regarding the frequency of Regular Income Payments, AIR and the frequency of the recalculation do not change. The initial Regular Income Payment during the Lifetime Income Period is determined by dividing the Account Value on the last Valuation Date of the Access Period by 1,000 and multiplying the result by an annuity factor revised to reflect that the Access Period has ended. The annuity factor is based upon:
•	the age and sex of the Annuitant and Secondary Life (if living);
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•	the frequency of the Regular Income Payments;
•	the AIR selected; and
•	the Individual Annuity Mortality table specified in your contract.
The impact of the length of the Access Period and any withdrawals made during the Access Period will continue to be reflected in the Regular Income Payments during the Lifetime Income Period. To determine subsequent Regular Income Payments, the contract is credited with a fixed number of Annuity Units equal to the initial Regular Income Payment (during the Lifetime Income Period) divided by the Annuity Unit value (by Subaccount). Subsequent Regular Income Payments are determined by multiplying the number of Annuity Units per Subaccount by the Annuity Unit value. Your Regular Income Payments will vary based on the value of your Annuity Units. If your Regular Income Payments are adjusted on an annual basis, the total of the annual payment is transferred to Lincoln Life's general account to be paid out based on the payment mode you selected. Your payment(s) will not be affected by market performance during that year. Your Regular Income Payment(s) for the following year will be recalculated at the beginning of the following year based on the current value of the Annuity Units.
Regular Income Payments will continue for as long as the Annuitant or Secondary Life, if applicable, is living, and will continue to be adjusted for investment performance of the Subaccounts your Annuity Units are invested in (and the fixed account if applicable). Regular Income Payments vary with investment performance.
During the Lifetime Income Period, there is no longer an Account Value; therefore, no withdrawals are available and no Death Benefit is payable. In addition, transfers are not allowed from a fixed annuity payment to a variable annuity payment.
Guaranteed Income Benefit
The Guaranteed Income Benefit is an optional benefit that is available for an additional charge. It provides that your Regular Income Payments will never be less than a minimum payout floor, regardless of the actual investment performance of your contract. Two versions of i4LIFE®Advantage Guaranteed Income Benefit are currently available – i4LIFE® Advantage Select Guaranteed Income Benefit and i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk).
If you purchase any version of i4LIFE® Advantage Guaranteed Income Benefit, you will be required to adhere to Investment Requirements, which will limit your ability to invest in certain Subaccounts offered in your contract. In addition, the fixed account is not available except for use with dollar cost averaging. See The Contracts – Investment Requirements for more information. You will be subject to those Investment Requirements for the entire time you own the rider. Failure to comply with the Investment Requirements will result in the termination of the rider.
There is no guarantee that any version of i4LIFE® Advantage Guaranteed Income Benefit will be available to elect in the future, as we reserve the right to discontinue this option at any time. In addition, we may make different versions of the Guaranteed Income Benefit available to new purchasers or may create different versions for use with various Living Benefit Riders. However, certain Living Benefit Riders may guarantee a Contractowner the right to transition from that Prior Rider to a version of i4LIFE® Advantage Guaranteed Income Benefit that may no longer be offered. The transitions rules are set forth below.
In certain states the total annual Guaranteed Income Benefit that would otherwise be payable may be subject to a maximum amount. Please refer to your contract or contact your registered representative for more information.
Guaranteed Income Benefit Amount. For Select Guaranteed Income Benefit, Guaranteed Income Benefit (Managed Risk), and Guaranteed Income Benefit (version 4), the Guaranteed Income Benefit will be based on A, or, if transitioning from a Prior Rider, the greater of A and B:
A.	the Account Value immediately prior to electing Guaranteed Income Benefit; or
B.	the Income Base under the Prior Rider (or the Guaranteed Amount under Lincoln SmartSecurity® Advantage) reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up (or inception date if no step-ups have occurred).
The initial Guaranteed Income Benefit will be an amount equal to a specified percentage of the above, based on your age (or the age of the younger life under a joint life option) at the time the Guaranteed Income Benefit is elected.
The following is an example of how the Guaranteed Amount or the Income Base from another Living Benefit Rider may be used to calculate the i4LIFE® Advantage Guaranteed Income Benefit. The example assumes that a 4.5% Guaranteed Income Benefit percentage is used to calculate the initial Guaranteed Income Benefit.
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Account Value (equals Contract Value on date i4LIFE® Advantage Guaranteed Income Benefit is elected)	$100,000
Guaranteed Amount/Income Base on date i4LIFE® Advantage Guaranteed Income Benefit is elected:	$140,000
Initial Regular Income Payment	$5,411
Initial Guaranteed Income Benefit (4.5% x $140,000 Guaranteed Amount/Income Base which is greater than $100,000 Account Value)	$6,300
For Guaranteed Income Benefit (version 2 and 3), the Guaranteed Income Benefit is initially equal to 75% of the Regular Income Payment (which is based on your Account Value) in effect at the time the Guaranteed Income Benefit is elected.
Guaranteed Income Benefit Percentages and Age-Bands. The specific percentages and applicable age-bands for calculating the initial Guaranteed Income Benefit are discussed below.
The initial Guaranteed Income Benefit percentages applicable to new rider elections are determined in our sole discretion based on current economic factors including interest rates and equity market volatility. Generally, the percentages may increase or decrease based on changes in equity market volatility, prevailing interest rates, or as a result of other economic conditions. This percentage structure is intended to help us provide the guarantees under the rider. The initial Guaranteed Income Benefit percentages for new rider elections may be higher or lower than prior percentages, but for existing Contractowners that have elected the rider, your Guaranteed Income Benefit percentages will not change as a result.
Select Guaranteed Income Benefit and Guaranteed Income Benefit (Managed Risk). The initial Guaranteed Income Benefit percentages applicable to new rider elections, including transitions from a Prior Rider, are set forth in a supplement to this prospectus, called a Rate Sheet. The Rate Sheet indicates the Guaranteed Income Benefit percentage, its effective period, and the date by which your rider election form must be signed and dated for a contract to be issued with that percentage. The percentages may change periodically and may be higher or lower than the percentages on the previous Rate Sheet.
The Guaranteed Income Benefit percentages for the next effective period will be disclosed in a new Rate Sheet at least 10 days before the end of the indicated effective period. Your rider election form must be signed and dated on or before the last day of the effective period noted in that Rate Sheet in order to get the percentage indicated in a Rate Sheet. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your registered representative, online at www.LincolnFinancial.com or by calling us at 1-888-868-2583. Guaranteed Income Benefit percentages for previous effective periods are included in an Appendix to this prospectus.
Guaranteed Income Benefit (version 4). The specified percentages and the corresponding age-bands for calculating the Guaranteed Income Benefit under Guaranteed Income Benefit (version 4) are outlined in an Appendix to this prospectus. Guaranteed Income Benefit (version 4) is only available for purchase if you are guaranteed the right to elect a prior version under a Prior Rider.
Guaranteed Income Benefit General Provisions
For all versions of the Guaranteed Income Benefit, if the amount of your i4LIFE® Advantage Regular Income Payment has fallen below the Guaranteed Income Benefit, because of poor investment results, a payment equal to the i4LIFE® Advantage Guaranteed Income Benefit is the minimum payment you will receive. If the market performance in your contract is sufficient to provide Regular Income Payments at a level that exceeds the Guaranteed Income Benefit, the Guaranteed Income Benefit will never come into effect. If the Guaranteed Income Benefit is paid, it will be paid with the same frequency as your Regular Income Payment. If your Regular Income Payment is less than the Guaranteed Income Benefit, we will reduce the Account Value by the Regular Income Payment plus an additional amount equal to the difference between your Regular Income Payment and the Guaranteed Income Benefit (in other words, Guaranteed Income Benefit payments reduce the Account Value by the entire amount of the Guaranteed Income Benefit payment). (Regular Income Payments also reduce the Account Value.) This payment will be made from the variable Subaccounts and the fixed account proportionately, according to your investment allocations.
If your Account Value reaches zero as a result of payments to provide the Guaranteed Income Benefit, we will continue to pay you an amount equal to the Guaranteed Income Benefit. If your Account Value reaches zero, your Access Period will end and your Lifetime Income Period will begin. Additional amounts withdrawn from the Account Value to provide the Guaranteed Income Benefit may terminate your Access Period earlier than originally scheduled, and will reduce your Death Benefit. If your Account Value equals zero, no Death Benefit will be paid. See i4LIFE® Advantage Death Benefits. After the Access Period ends, we will continue to pay the Guaranteed Income Benefit for as long as the Annuitant (or the Secondary Life, if applicable) is living.
The following example illustrates how poor investment performance, which results in a Guaranteed Income Benefit payment, affects the i4LIFE® Account Value:
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i4LIFE® Account Value before market decline	$135,000
i4LIFE® Account Value after market decline	$100,000
Guaranteed Income Benefit	$810
Regular Income Payment after market decline	$769
Account Value after market decline and Guaranteed Income Benefit payment	$99,190
The Contractowner receives an amount equal to the Guaranteed Income Benefit. The entire amount of the Guaranteed Income Benefit is deducted from the Account Value.
Guaranteed Income Benefit Step-up
Select Guaranteed Income Benefit and Guaranteed Income Benefit (Managed Risk and version 4). The Guaranteed Income Benefit will automatically step up every year to 75% of the current Regular Income Payment, if that result is greater than the immediately prior Guaranteed Income Benefit. For nonqualified contracts, the step-up will occur annually on the first Valuation Date on or after each Periodic Income Commencement Date anniversary starting on the first Periodic Income Commencement Date anniversary. For qualified contracts, the step-up will occur annually on the first Valuation Date of the first periodic income payment of each calendar year.
The following example illustrates how the initial Guaranteed Income Benefit is calculated for a Contractowner with a nonqualified contract, and how a step-up would increase the Guaranteed Income Benefit in a subsequent year. The example assumes a 4% percentage was used to calculate the Guaranteed Income Benefit, and that the Account Value has increased due to positive investment returns resulting in a higher recalculated Regular Income Payment. See Living Benefit Riders – i4LIFE® Advantage – Regular Income Payments during the Access Period for a discussion of recalculation of the Regular Income Payment.
8/1/2016 Amount of initial Regular Income Payment	$4,801
8/1/2016 Account Value at election of Guaranteed Income Benefit	$100,000
8/1/2016 Initial Guaranteed Income Benefit (4% x $100,000 Account Value)	$4,000
8/1/2017 Recalculated Regular Income Payment	$6,000
8/1/2017 Guaranteed Income Benefit after step-up (75% of $6,000)	$4,500
The Guaranteed Income Benefit was increased to 75% of the recalculated Regular Income Payment.
Guaranteed Income Benefit (version 3). Guaranteed Income Benefit (version 3) will automatically step up every year to 75% of the current Regular Income Payment, if that result is greater than the immediately prior Guaranteed Income Benefit. The step-up will occur on every Periodic Income Commencement Date anniversary during a 5-year step-up period. At the end of a step-up period you may elect a new step-up period by submitting a written request to the Home Office. If you prefer, when you start the Guaranteed Income Benefit, you can request that we administer this election for you.
Guaranteed Income Benefit (version 2). The Guaranteed Income Benefit will automatically step-up every three years to 75% of the current Regular Income Payment, if the result is greater than the immediately prior Guaranteed Income Benefit. The step-up will occur on every third Periodic Income Commencement Date anniversary during a 15-year step-up period. At the end of a step-up period, you may elect a new 15-year step-up period by submitting a written request to the Home Office. If you prefer, when you start the Guaranteed Income Benefit, you can request that we administer this election for you.
Guaranteed Income Benefit (version 1). If you have Guaranteed Income Benefit (version 1), the Guaranteed Income Benefit will not step-up on an anniversary, but will remain level.
i4LIFE® Advantage Guaranteed Income Benefit Transitions
Certain Living Benefit Riders (“Prior Rider”) allow you to transition to the applicable version of i4LIFE® Advantage Guaranteed Income Benefit.
If your Prior Rider is...	you will transition to…
Lincoln Market Select® Advantage	Select Guaranteed Income Benefit
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk)	Guaranteed Income Benefit (Managed Risk)
Lincoln Lifetime IncomeSM Advantage 2.0	Guaranteed Income Benefit (version 4)
The following discussion applies to all of these transitions.
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If you have elected one of the Prior Riders listed above, you are guaranteed the right to transition to the applicable version of the Guaranteed Income Benefit even if that version is no longer available for purchase. You are also guaranteed that the Guaranteed Income Benefit percentage and Access Period requirements will be at least as favorable as those in effect at the time you purchased your Prior Rider. The Investment Requirements under your Prior Rider continue to apply after you transition to the Guaranteed Income Benefit. See The Contracts – Investment Requirements for a description of these investment requirements. The initial Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value (or Income Base or Guaranteed Amount, as applicable), based on your age (or the younger life under a joint life option) at the time the Guaranteed Income Benefit is elected.
Your decision to transition to the Guaranteed Income Benefit must be made prior to the Annuity Commencement Date, and by the maximum age to elect i4LIFE® Advantage, which is age 95 for nonqualified contracts and age 80 for qualified contracts. Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), or Lincoln Lifetime IncomeSM Advantage 2.0 (purchased prior to April 2, 2012) who have waited until after the fifth Benefit Year anniversary may elect the appropriate version of i4LIFE® Advantage Guaranteed Income Benefit until age 99 for nonqualified contracts and age 85 for qualified contracts.
If you have the single life option under your Prior Rider, you must transition to the single life option under i4LIFE® Advantage Guaranteed Income Benefit; joint life option must transition to the joint life option. The minimum Access Period requirements may vary based on which Prior Rider you elected, and are specifically listed in the chart below.
While i4LIFE® Advantage Guaranteed Income Benefit is in effect, the Contractowner cannot change the payment mode elected or decrease the length of the Access Period.
Different minimum Access Period requirements may apply if you use the greater of the Account Value or Income Base (less amounts paid since the last automatic step-up) under a Prior Rider to calculate the Guaranteed Income Benefit as set forth below:
Minimum Access Period
	Elections of i4LIFE® Advantage prior to the 5th Benefit Year anniversary	Elections of i4LIFE® Advantage on and after the 5th Benefit Year anniversary
Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 on or after April 2, 2012	Longer of 20 years or the difference between your age and age 100	Longer of 20 years or the difference between your age and age 95
Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) Purchasers of 4LATER® Advantage (Managed Risk) Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 prior to April 2, 2012	Longer of 20 years or the difference between your age and age 90	Longer of 15 years or the difference between your age and age 85
Purchasers of Lincoln Market Select® Advantage	Longer of 20 years or the difference between your age and age 90	N/A

When deciding whether to transition from your Prior Rider to i4LIFE® Advantage Guaranteed Income Benefit, you should consider that depending on your age (and the age of your spouse under the joint life option) and the selected length of the Access Period, i4LIFE® Advantage may provide a higher payout than the Guaranteed Annual Income amounts from your Prior Rider. You should consider electing i4LIFE® Advantage when you are ready to immediately start receiving i4LIFE® Advantage payments, whereas with your Prior Rider, you may defer taking withdrawals until a later date. Payments from a nonqualified contract that a person receives under the i4LIFE® Advantage rider are treated as “amounts received as an annuity” under section 72 of the Internal Revenue Code because the payments occur after the annuity starting date. These payments are subject to an “exclusion ratio” as provided in section 72(b) of the Code, which means a portion of each Annuity Payout is treated as income (taxable at ordinary income rates), and the remainder is treated as a nontaxable return of Purchase Payments. In contrast, withdrawals under your Prior Rider are not treated as amounts received as an annuity because they occur prior to the annuity starting date. As a result, such withdrawals are treated first as a return of any existing gain in the contract (which is the measure of the extent to which the Contract Value exceeds Purchase Payments), and then as a nontaxable return of Purchase Payments.
i4LIFE® Advantage Death Benefits
When you elect i4LIFE® Advantage, the Death Benefit option that you previously elected will become the Death Benefit election under i4LIFE® Advantage, unless you elect a less expensive Death Benefit option. If you had previously elected EEB Death Benefit, you must elect a new Death Benefit. Existing Contractowners with the Account Value Death Benefit, who elect i4LIFE® Advantage must choose
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the i4LIFE® Advantage Account Value Death Benefit. The amount paid under the new Death Benefit may be less than the amount that would have been paid under the Death Benefit provided before i4LIFE® Advantage began(if premium taxes have been deducted from the Contract Value).
i4LIFE® Advantage Account Value Death Benefit. The i4LIFE® Advantage Account Value Death Benefit is only available during the Access Period and is equal to the Account Value as of the Valuation Date on which we approve the payment of the death claim. You may not change this Death Benefit once it is elected.
i4LIFE® Advantage EGMDB. The i4LIFE® Advantage EGMDB is only available during the Access Period and is the greatest of:
•	the Account Value as of the Valuation Date on which we approve the payment of the claim; or
•	the sum of all Purchase Payments, less the sum of Regular Income Payments and other withdrawals, if any. Regular Income Payments, including withdrawals to provide the Guaranteed Income Benefit, and other withdrawals, if any, reduce the Death Benefit on a dollar for dollar basis.
References to Purchase Payments and withdrawals include Purchase Payments and withdrawals made prior to the election of i4LIFE® Advantage; or
•	the highest Account Value or Contract Value on any contract anniversary date (including the inception date of the contract) after the EGMDB is effective (determined before the allocation of any Purchase Payments on that contract anniversary) prior to the 81st birthday of the deceased and prior to the date of death. The highest Account Value or Contract Value is increased by Purchase Payments and is decreased by Regular Income Payments, including withdrawals to provide the Guaranteed Income Benefits and all other withdrawals subsequent to the anniversary date on which the highest Account Value or Contract Value is obtained. Regular Income Payments and withdrawals are deducted on a dollar for dollar basis.
If your contract has the ABESM Enhancement Amount (if elected at the time of application) (see discussion under Accumulated Benefit Enhancement) specified in your contract benefit data pages as applicable on the date of death, this enhancement amount will be added to the sum of the Purchase Payments, but will be reduced by the Regular Income Payments and withdrawals on either a dollar for dollar basis or in the same proportion that the Regular Income Payment or withdrawal reduced the Contract Value or Account Value, depending on the terms of your contract.
We will look at the Contract Value before i4LIFE® Advantage and the Account Value after the i4LIFE® Advantage election to determine the highest anniversary value.
All references to withdrawals include deductions for any applicable charges associated with those withdrawals (a Market Value Adjustment, for example) and premium taxes, if any.
Contracts with the i4LIFE® Advantage EGMDB may elect to change to the i4LIFE® Advantage Account Value Death Benefit by contacting us in writing at the Home Office. This change will be effective on the Valuation Date we receive a completed election form at our Home Office, and we will begin deducting the lower i4LIFE® Advantage charge at that time. Once the change is effective, you may not elect to return to the i4LIFE® Advantage EGMDB.
General Death Benefit Provisions. These Death Benefit options are only available during the Access Period and will terminate when the Account Value equals zero, because the Access Period terminates.
If there is a change in the Contractowner, joint owner or Annuitant during the life of the contract, for any reason other than death, the only Death Benefit payable for the new person will be the i4LIFE® Advantage Account Value Death Benefit. On a joint life option, the Secondary Life spouse must be either the primary Beneficiary or joint owner in order to receive the remaining payments after the first spouse’s death.
For nonqualified contracts, upon the death of the Contractowner, joint owner or Annuitant, the Contractowner (or Beneficiary) may elect to terminate the contract and receive full payment of the Death Benefit or may elect to continue the contract and receive Regular Income Payments. Upon the death of the Secondary Life, who is not also an owner, only the surrender value is paid.
If you are the owner of an IRA annuity contract, and there is no Secondary Life, and you die during the Access Period, the i4LIFE® Advantage will terminate. A spouse Beneficiary may start a new i4LIFE® Advantage program.
If a death occurs during the Access Period, the value of the Death Benefit will be determined as of the Valuation Date we approve the payment of the claim. Approval of payment will occur upon our receipt of all the following:
1. proof (e.g. an original certified death certificate), or any other proof of death satisfactory to us; and
2. written authorization for payment; and
3. all required claim forms, fully completed (including selection of a settlement option).
Notwithstanding any provision of this contract to the contrary, the payment of Death Benefits provided under this contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death Benefits may be taxable. See Federal Tax Matters.
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Upon notification to us of the death, Regular Income Payments may be suspended until the death claim is approved. Upon approval, a lump sum payment for the value of any suspended payments will be made as of the date the death claim is approved, and Regular Income Payments will continue, if applicable. The excess, if any, of the Death Benefit over the Account Value will be credited into the contract at that time.
If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of Death Benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.
i4LIFE® Advantage General Provisions
Withdrawals. You may request a withdrawal at any time prior to the end of the Access Period. We reduce the Account Value by the amount of the withdrawal, and all subsequent Regular Income Payments and Guaranteed Income Benefit payments, if applicable, will be recalculated. The Guaranteed Income Benefit is reduced proportionately. Withdrawals may have tax consequences. See Federal Tax Matters. The Market Value Adjustment may apply.
The following example demonstrates the impact of a withdrawal on the Regular Income Payments and the Guaranteed Income Benefit payments:
i4LIFE® Regular Income Payment before additional withdrawal	$1,200
Guaranteed Income Benefit before additional withdrawal	$900
Account Value at time of additional withdrawal	$150,000
Additional withdrawal	$15,000	(a 10% withdrawal)
Reduction in Guaranteed Income Benefit for additional withdrawal = $900 x 10% = $90
Guaranteed Income Benefit after additional withdrawal = $900 - $90 = $810
Surrender. At any time prior to the end of the Access Period, you may surrender the contract by withdrawing the surrender value. If the contract is surrendered, the contract terminates and no further Regular Income Payments will be made. The Market Value Adjustment may apply.
Termination. For IRA annuity contracts, you may terminate i4LIFE® Advantage prior to the end of the Access Period by notifying us in writing. The termination will be effective on the next Valuation Date after we receive the notice. Upon termination, the i4LIFE® Advantage charge will end and the Separate Account Annual Expenses for the Death Benefit you have elected will resume. Your Contract Value upon termination will be equal to the Account Value on the Valuation Date we terminate i4LIFE® Advantage.
For nonqualified contracts, you may not terminate i4LIFE® Advantage once you have elected it.
i4LIFE® Advantage will terminate due to any of the following events:
•	the death of the Annuitant (or the later of the death of the Annuitant or Secondary Life if a joint payout was elected); or
•	a Contractowner requested a decrease in the Access Period or a change to the Regular Income Payment frequency; or
•	upon written notice from the Contractowner to us; or
•	assignment of the contract; or
•	failure to comply with Investment Requirements.
A termination of i4LIFE® Advantage Guaranteed Income Benefit due to a decrease in the Access Period, a change in the Regular Income Payment frequency, or upon written notice from the Contractowner will be effective as of the Valuation Date on the next Periodic Income Commencement Date anniversary. Termination will be only for the i4LIFE® Advantage Guaranteed Income Benefit and not the i4LIFE® Advantage election, unless otherwise specified. However, if you used the greater of the Account Value or Income Base under a previously held Living Benefit Rider to establish the Guaranteed Income Benefit, any termination of the Guaranteed Income Benefit will also result in a termination of the i4LIFE® Advantage election. If you terminate the i4LIFE® Advantage Guaranteed Income Benefit you may be able to re-elect it, if available, after one year. The election will be treated as a new purchase, subject to the terms and charges in effect at the time of election and the i4LIFE® Advantage Regular Income Payment will be recalculated. The i4LIFE® Advantage Guaranteed Income Benefit will be based on the Account Value at the time of the election.
Annuity Payouts
When you apply for a contract, you may select any Annuity Commencement Date permitted by law, which is usually on or before the Annuitant's 99th birthday. Your broker-dealer may recommend that you annuitize at an earlier age. As an alternative, Contractowners with Lincoln SmartSecurity® Advantage may elect to annuitize their Guaranteed Amount under the Guaranteed Amount Annuity Payment Option. Contractowners with Lincoln Lifetime IncomeSM Advantage may elect the Maximum Annual Withdrawal Amount Annuity
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Payout Option. Contractowners with any version of Lincoln Lifetime IncomeSM Advantage 2.0 or Lincoln Market Select® Advantage may elect to annuitize their Income Base under the Guaranteed Annual Income Amount Annuity Payout Option.
The contract provides optional forms of payouts of annuities (annuity options), each of which is payable on a variable basis, a fixed basis or a combination of both as you specify. The contract provides that all or part of the Contract Value may be used to purchase an Annuity Payout option.
You may elect Annuity Payouts in monthly, quarterly, semiannual or annual installments. If the payouts from any Subaccount would be or become less than $50, we have the right to reduce their frequency until the payouts are at least $50 each. Following are explanations of the annuity options available.
Annuity Options
The annuity options outlined below do not apply to Contractowners who have elected i4LIFE® Advantage or any version of i4LIFE® Advantage Guaranteed Income Benefit, the Maximum Annual Withdrawal Amount Annuity Payout Option, the Guaranteed Amount Annuity Payment Option, or the Guaranteed Annual Income Amount Annuity Payout Option.
Life Annuity. This option offers a periodic payout during the lifetime of the Annuitant and ends with the last payout before the death of the Annuitant. This option offers the highest periodic payout since there is no guarantee of a minimum number of payouts or provision for a Death Benefit for Beneficiaries. However, there is the risk under this option that the recipient would receive no payouts if the Annuitant dies before the date set for the first payout; only one payout if death occurs before the second scheduled payout, and so on. The Annuitant must be under age 81 to elect this option.
Life Annuity with Payouts Guaranteed for Designated Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and then continues throughout the lifetime of the Annuitant. The designated period is selected by the Contractowner.
Joint Life Annuity. This option offers a periodic payout during the joint lifetime of the Annuitant and a designated joint Annuitant. The payouts continue during the lifetime of the survivor. However, under a joint life annuity, if both Annuitants die before the date set for the first payout, no payouts will be made. Only one payment would be made if both deaths occur before the second scheduled payout, and so on.
Joint Life Annuity with Guaranteed Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and continues during the joint lifetime of the Annuitant and a designated joint Annuitant. The payouts continue during the lifetime of the survivor. The designated period is selected by the Contractowner.
Joint Life and Two Thirds to Survivor Annuity. This option provides a periodic payout during the joint lifetime of the Annuitant and a designated joint Annuitant. When one of the joint Annuitants dies, the survivor receives two thirds of the periodic payout made when both were alive.
Joint Life and Two-Thirds Survivor Annuity with Guaranteed Period. This option provides a periodic payout during the joint lifetime of the Annuitant and a joint Annuitant. When one of the joint Annuitants dies, the survivor receives two-thirds of the periodic payout made when both were alive. This option further provides that should one or both of the Annuitants die during the elected guaranteed period, usually 10 or 20 years, full benefit payment will continue for the rest of the guaranteed period.
Unit Refund Life Annuity. This option offers a periodic payout during the lifetime of the Annuitant with the guarantee that upon death a payout will be made of the value of the number of Annuity Units (see Variable Annuity Payouts) equal to the excess, if any, of:
•	the total amount applied under this option divided by the Annuity Unit value for the date payouts begin, minus
•	the Annuity Units represented by each payout to the Annuitant multiplied by the number of payouts paid before death.
The value of the number of Annuity Units is computed on the date the death claim is approved for payment by the Home Office.
Life Annuity with Cash Refund. Fixed annuity benefit payments that will be made for the lifetime of the Annuitant with the guarantee that upon death, should (a) the total dollar amount applied to purchase this option be greater than (b) the fixed annuity benefit payment multiplied by the number of annuity benefit payments paid prior to death, then a refund payment equal to the dollar amount of (a) minus (b) will be made.
Under the annuity options listed above, you may not make withdrawals. Other options, with or without withdrawal features, may be made available by us. You may pre-select an Annuity Payout option as a method of paying the Death Benefit to a Beneficiary. If you do, the Beneficiary cannot change this payout option. You may change or revoke in writing to our Home Office, any such selection, unless such selection was made irrevocable. If you have not already chosen an Annuity Payout option, the Beneficiary may choose any Annuity Payout option. At death, options are only available to the extent they are consistent with the requirements of the contract as well as Sections 72(s) and 401(a)(9) of the tax code, if applicable.
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General Information
Any previously selected Death Benefit in effect before the Annuity Commencement Date will no longer be available on and after the Annuity Commencement Date. You may change the Annuity Commencement Date, change the annuity option or change the allocation of the investment among Subaccounts up to 30 days before the scheduled Annuity Commencement Date, upon written notice to the Home Office. You must give us at least 30 days’ notice before the date on which you want payouts to begin. We may require proof of age, sex, or survival of any payee upon whose age, sex, or survival payments depend.
Unless you select another option, the contract automatically provides for a life annuity with Annuity Payouts guaranteed for 10 years (on a fixed, variable or combination fixed and variable basis, in proportion to the account allocations at the time of annuitization) except when a joint life payout is required by law. Under any option providing for guaranteed period payouts, the number of payouts which remain unpaid at the date of the Annuitant’s death (or surviving Annuitant’s death in case of joint life Annuity) will be paid to you or your Beneficiary as payouts become due after we are in receipt of:
•	proof, satisfactory to us, of the death;
•	written authorization for payment; and
•	all claim forms, fully completed.
Variable Annuity Payouts
Variable Annuity Payouts will be determined using:
•	the Contract Value on the Annuity Commencement Date, less applicable premium taxes;
•	the annuity tables contained in the contract;
•	the annuity option selected; and
•	the investment performance of the fund(s) selected.
To determine the amount of payouts, we make this calculation:
1.	Determine the dollar amount of the first periodic payout; then
2.	Credit the contract with a fixed number of Annuity Units equal to the first periodic payout divided by the Annuity Unit value; and
3.	Calculate the value of the Annuity Units each period thereafter.
Annuity Payouts assume an investment return of 3%, 4%, 5%, or 6% per year, as applied to the applicable mortality table. Some of these assumed interest rates may not be available in your state; therefore, please check with your registered representative. You may choose your assumed interest rate at the time you elect a variable Annuity Payout on the administrative form provided by us. The higher the assumed interest rate you choose, the higher your initial annuity payment will be. The amount of each payout after the initial payout will depend upon how the underlying fund(s) perform, relative to the assumed rate. If the actual net investment rate (annualized) exceeds the assumed rate, the payment will increase at a rate proportional to the amount of such excess. Conversely, if the actual rate is less than the assumed rate, annuity payments will decrease. The higher the assumed interest rate, the less likely future annuity payments are to increase, or the payments will increase more slowly than if a lower assumed rate was used. There is a more complete explanation of this calculation in the SAI.
Fixed Side of the Contract
You may allocate Purchase Payments to the fixed side of the contract, if available. Allocations made to the fixed side of the contract are added to your Contract Value. Certain charges related to the contract and the charges for the Living Benefit Riders are deducted from your Contract Value. Therefore, a portion of those charges may be deducted from the fixed account. See Charges and Other Deductions section of this prospectus for more information. Since amounts in the fixed account make up part of your Contract Value, those amounts may be used to calculate benefits under the Living Benefit Riders. See the Living Benefit Riders section in this prospectus for more information.
Purchase Payments and Contract Value allocated to the fixed side of the contract become part of our general account, and do not participate in the investment experience of the VAA. The general account is subject to regulation and supervision by the Indiana Department of Insurance as well as the insurance laws and regulations of the jurisdictions in which the contracts are distributed.
In reliance on certain exemptions, exclusions and rules, we have not registered interests in the general account as a security under the Securities Act of 1933 and have not registered the general account as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests in it are regulated under the 1933 Act or the 1940 Act. We have been advised that the staff of the SEC has not made a review of the disclosures which are included in this prospectus which relate to our general account and to the fixed account under the contract. These disclosures, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. This prospectus is generally intended to serve as a
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disclosure document only for aspects of the contract involving the VAA, and therefore contains only selected information regarding the fixed side of the contract. Complete details regarding the fixed side of the contract are in the contract.
We guarantee an annual effective interest rate of not less than 3.00% per year on amounts held in a fixed account. Any amount surrendered, withdrawn from or transferred out of a fixed account prior to the expiration of the Guaranteed Period is subject to the Market Value Adjustment and other charges (see Market Value Adjustment and Charges and Other Deductions). The Market Value Adjustment will NOT reduce the amount available for surrender, withdrawal or transfer below the value it would have had if 3.00% (or the guaranteed minimum interest rate for your contract) interest had been credited to the fixed account. Refer to Transfers before the Annuity Commencement Date and Transfers after the Annuity Commencement Date for additional transfer restrictions from the fixed account.
ANY INTEREST IN EXCESS OF 3.00% (OR THE GUARANTEED MINIMUM INTEREST RATE STATED IN YOUR CONTRACT) WILL BE DECLARED IN ADVANCE AT OUR SOLE DISCRETION. CONTRACTOWNERS BEAR THE RISK THAT NO INTEREST IN EXCESS OF THE MINIMUM INTEREST RATE WILL BE DECLARED.
Your contract may not offer a fixed account or if permitted by your contract, we may discontinue accepting Purchase Payments or transfers into the fixed side of the contract at any time. Please contact your registered representative for further information.
Guaranteed Periods
The fixed account is divided into separate Guaranteed Periods, which credit guaranteed interest.
You may allocate Purchase Payments to one or more Guaranteed Periods of 1 to 10 years. We may add Guaranteed Periods or discontinue accepting Purchase Payments into one or more Guaranteed Periods at any time. Each Purchase Payment allocated to the fixed account will start its own Guaranteed Period and will earn a guaranteed interest rate. The duration of the Guaranteed Period affects the guaranteed interest rate of the fixed account. A Guaranteed Period ends on the date after the number of calendar years in the Guaranteed Period. Interest will be credited daily at a guaranteed rate that is equal to the effective annual rate determined on the first day of the Guaranteed Period. Amounts surrendered, transferred or withdrawn prior to the end of the Guaranteed Period will be subject to the Market Value Adjustment. Each Guaranteed Period Purchase Payment will be treated separately for purposes of determining any applicable Market Value Adjustment.
You may transfer amounts from the fixed account to the variable Subaccount(s) subject to the following restrictions:
•	fixed account transfers are limited to 25% of the value of that fixed account in any 12-month period; and
•	the minimum amount that can be transferred is $300 or, if less, the amount in the fixed account.
Because of these restrictions, it may take several years to transfer amounts from the fixed account to the variable Subaccounts. You should carefully consider whether the fixed account meets your investment criteria. Any amount withdrawn from the fixed account may be subject to any applicable account fees and premium taxes.
We will notify the Contractowner in writing at least 60 days prior to the expiration date for any Guaranteed Period amount. A new Guaranteed Period of the same duration as the previous Guaranteed Period will begin automatically at the end of the previous Guaranteed Period, unless we receive, prior to the end of a Guaranteed Period, a written election by the Contractowner. The written election may request the transfer of the Guaranteed Period amount to a different fixed account or to a variable Subaccount from among those being offered by us. Transfers of any Guaranteed Period amount which become effective upon the date of expiration of the applicable Guaranteed Period are not subject to the limitation of twelve transfers per Contract Year or the additional fixed account transfer restrictions.
Market Value Adjustment
Any surrender, withdrawal or transfer of a Guaranteed Period amount before the end of the Guaranteed Period (other than dollar cost averaging, cross-reinvestment, Maximum Annual Withdrawals under Lincoln SmartSecurity® Advantage or Regular Income Payments under i4LIFE® Advantage) will be subject to the Market Value Adjustment. A surrender, withdrawal or transfer effective upon the expiration date of the Guaranteed Period will not be subject to the Market Value Adjustment. The Market Value Adjustment will be applied to the amount being surrendered, withdrawn or transferred. The Market Value Adjustment will be applied after the deduction of any applicable account fees and before any applicable transfer charges. In general, the Market Value Adjustment reflects the relationship between the yield rate in effect at the time a Purchase Payment is allocated to a Guaranteed Period under the contract and the yield rate in effect at the time of the Purchase Payment’s surrender, withdrawal or transfer. It also reflects the time remaining in the Guaranteed Period. If the yield rate at the time of the surrender, withdrawal or transfer is lower than the yield rate at the time the Purchase Payment was allocated, then the application of the Market Value Adjustment will generally result in a higher payment at the time of the surrender, withdrawal or transfer. Similarly, if the yield rate at the time of surrender, withdrawal or transfer is higher than the yield rate at the time of the allocation of the Purchase Payment, then the application of the Market Value Adjustment will generally result in a lower payment at the time of the surrender, withdrawal or transfer. The yield rate is published by the Federal Reserve Board.
The Market Value Adjustment is calculated by multiplying the transaction amount by:
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(1+A)[n]	–1
(1+B)[n]

where:
A	=	an Index Rate (based on the Treasury Constant Maturity Series published by the Federal Reserve) for a security with time to maturity equal to the Subaccount’s Guaranteed Period, determined at the beginning of the Guaranteed Period.
B	=	an Index Rate (based on the Treasury Constant Maturity Series published by the Federal Reserve) for a security with time to maturity equal to the subaccount’s guaranteed period, determined at the time of surrender or transfer, plus a 0.50% adjustment (unless otherwise limited by applicable state law). If Index Rates “A” and “B” are within .25% of each other when the index rate is determined, no such percentage adjustment to “B” will be made, unless required by state law. This adjustment builds into the formula a factor representing direct and indirect costs to us associated with liquidating general account assets in order to satisfy surrender requests. This adjustment of 0.50% has been added to the denominator of the formula because it is anticipated that a substantial portion of applicable general account portfolio assets will be in relatively illiquid securities. Thus, in addition to direct transaction costs, if such securities must be sold (e.g., because of surrenders), the market price may be lower. Accordingly, even if interest rates decline, there will not be a positive adjustment until this factor is overcome, and then any adjustment will be lower than otherwise, to compensate for this factor. Similarly, if interest rates rise, any negative adjustment will be greater than otherwise, to compensate for this factor. If interest rates stay the same, there will be no Market Value
Adjustment.

n	=	The number of years remaining in the Guaranteed Period (e.g., 1 year and 73 days = 1 + (73 divided by 365) = 1.2 years).
Straight-Line interpolation is used for periods to maturity not quoted.
See the SAI for examples of the application of the Market Value Adjustment.
Small Contract Surrenders
We may surrender your contract, in accordance with the laws of your state if:
•	your Contract Value drops below certain state specified minimum amounts ($1,000 or less) for any reason, including if your Contract Value decreases due to the performance of the Subaccounts you selected;
•	no Purchase Payments have been received for two (2) full, consecutive Contract Years; and
•	the annuity benefit at the Annuity Commencement Date would be less than $20.00 per month (these requirements may differ in some states).
At least 60 days before we surrender your contract, we will send you a letter at your last address we have on file, to inform you that your contract will be surrendered. You will have the opportunity to make additional Purchase Payments to bring your Contract Value above the minimum level to avoid surrender. We will not surrender your contract if you are receiving guaranteed payments from us under one of the Living Benefit Riders.
Delay of Payments
Contract proceeds from the VAA will be paid within seven days, except:
•	when the NYSE is closed (other than weekends and holidays);
•	times when market trading is restricted or the SEC declares an emergency, and we cannot value units or the funds cannot redeem shares; or
•	when the SEC so orders to protect Contractowners.
If, pursuant to SEC rules, an underlying money market fund suspends payment of redemption proceeds in connection with a liquidation of the fund, we will delay payment of any transfer, partial withdrawal, surrender, loan, or Death Benefit from the money market sub-account until the fund is liquidated. Payment of contract proceeds from the fixed account may be delayed for up to six months.
Due to federal laws designed to counter terrorism and prevent money laundering by criminals, we may be required to reject a Purchase Payment and/or deny payment of a request for transfers, withdrawals, surrenders, or Death Benefits, until instructions are received from the appropriate regulator. We also may be required to provide additional information about a Contractowner's account to government regulators.
Reinvestment Privilege
You may elect to make a reinvestment purchase with any part of the proceeds of a surrender/withdrawal.
This election must be made by your written authorization to us on an approved Lincoln reinvestment form and received in our Home Office within 30 days of the date of the surrender/withdrawal, and the repurchase must be of a contract covered by this prospectus. In
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the case of a qualified retirement plan, a representation must be made that the proceeds being used to make the purchase have retained their tax-favored status under an arrangement for which the contracts offered by this prospectus are designed. The number of Accumulation Units which will be credited when the proceeds are reinvested will be based on the value of the Accumulation Unit(s) on the next Valuation Date. This computation will occur following receipt of the proceeds and request for reinvestment at the Home Office. You may utilize the reinvestment privilege only once. For tax reporting purposes, we will treat a surrender/withdrawal and a subsequent reinvestment purchase as separate transactions (and a Form 1099 may be issued, if applicable). Any taxable distribution that is reinvested may still be reported as taxable. You should consult a tax advisor before you request a surrender/withdrawal or subsequent reinvestment purchase.
Amendment of Contract
We reserve the right to amend the contract to meet the requirements of the 1940 Act or other applicable federal or state laws or regulations. You will be notified in writing of any changes, modifications or waivers. Any changes are subject to prior approval of your state’s insurance department (if required).
Distribution of the Contracts
Lincoln Financial Distributors, Inc. (“LFD”) serves as Principal Underwriter of this contract. LFD is affiliated with Lincoln Life and is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of FINRA. The Principal Underwriter has entered into selling agreements with Lincoln Financial Advisors Corporation and/or Lincoln Financial Securities Corporation (collectively “LFN”), also affiliates of ours. The Principal Underwriter has also entered into selling agreements with broker-dealers that are unaffiliated with us (“Selling Firms”). While the Principal Underwriter has the legal authority to make payments to broker-dealers which have entered into selling agreements, we will make such payments on behalf of the Principal Underwriter in compliance with appropriate regulations. We also pay on behalf of LFD certain of its operating expenses related to the distribution of this and other of our contracts. The Principal Underwriter may also offer “non-cash compensation”, as defined under FINRA’s rules, which includes among other things, merchandise, gifts, marketing support, sponsorships, seminars, entertainment and travel expenses. You may ask your registered representative how he/she will personally be compensated, in whole or in part, for the sale of the contract to you or for any alternative proposal that may have been presented to you. You may wish to take such compensation payments into account when considering and evaluating any recommendation made to you in connection with the purchase of a contract. The following paragraphs describe how payments are made by us and the Principal Underwriter to various parties.
Compensation Paid to LFN. The maximum commission the Principal Underwriter pays to LFN is 2.00% of Purchase Payments, plus up to 0.25% quarterly based on Contract Value. LFN may elect to receive a lower commission when a Purchase Payment is made along with an earlier quarterly payment based on Contract Value for so long as the contract remains in effect. Upon annuitization, the maximum commission the Principal Underwriter pays to LFN is 4.00% of annuitized value and/or ongoing annual compensation of up to 1.00% of annuity value or statutory reserves.
Lincoln Life also pays for the operating and other expenses of LFN, including the following sales expenses: registered representative training allowances; compensation and bonuses for LFN's management team; advertising expenses; and all other expenses of distributing the contracts. LFN pays its registered representatives a portion of the commissions received for their sales of contracts. LFN registered representatives and their managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements. In addition, LFN registered representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation. Sales of the contracts may help LFN registered representatives and/or their managers qualify for such benefits. LFN registered representatives and their managers may receive other payments from us for services that do not directly involve the sale of the contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services.
Compensation Paid to Unaffiliated Selling Firms. The Principal Underwriter pays commissions to all Selling Firms. The maximum commission the Principal Underwriter pays to Selling Firms, other than LFN, is 2.50% of Purchase Payments. Some Selling Firms may elect to receive a lower commission when a Purchase Payment is made along with an earlier quarterly payment based on Contract Value for so long as the contract’s Selling Firm remains in effect. Upon annuitization, the maximum commission the Principal Underwriter pays to Selling Firms is 4.00% of annuitized value and/or ongoing annual compensation of up to 1.00% of annuity value or statutory reserves. LFD also acts as wholesaler of the contracts and performs certain marketing and other functions in support of the distribution and servicing of the contracts.
LFD may pay certain Selling Firms or their affiliates additional amounts for, among other things: (1) “preferred product” treatment of the contracts in their marketing programs, which may include marketing services and increased access to registered representatives; (2) sales promotions relating to the contracts; (3) costs associated with sales conferences and educational seminars for their registered representatives; (4) other sales expenses incurred by them; and (5) inclusion in the financial products the Selling Firm offers.
Lincoln Life may provide loans to broker-dealers or their affiliates to help finance marketing and distribution of the contracts, and those loans may be forgiven if aggregate sales goals are met. In addition, we may provide staffing or other administrative support and
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services to broker-dealers who distribute the contracts. LFD, as wholesaler, may make bonus payments to certain Selling Firms based on aggregate sales of our variable insurance contracts (including the contracts) or persistency standards.
These additional types of compensation are not offered to all Selling Firms. The terms of any particular agreement governing compensation may vary among Selling Firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation may provide Selling Firms and/or their registered representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which a Selling Firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. Additional information relating to compensation paid in 2017 is contained in the SAI.
Compensation Paid to Other Parties. Depending on the particular selling arrangements, there may be others whom LFD compensates for the distribution activities. For example, LFD may compensate certain “wholesalers”, who control access to certain selling offices, for access to those offices or for referrals, and that compensation may be separate from the compensation paid for sales of the contracts. LFD may compensate marketing organizations, associations, brokers or consultants which provide marketing assistance and other services to broker-dealers who distribute the contracts, and which may be affiliated with those broker-dealers. Commissions and other incentives or payments described above are not charged directly to Contractowners or the VAA. All compensation is paid from our resources, which include fees and charges imposed on your contract.
Contractowner Questions
The obligations to purchasers under the contracts are those of Lincoln Life. This prospectus provides a general description of the material features of the contract. Contracts, endorsements and riders may vary as required by state law. Questions about your contract should be directed to us at 1-888-868-2583.
Federal Tax Matters
Introduction
The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences (including consequences of sales to foreign individuals or entities), or state or local tax consequences, associated with the contract. As a result, you should always consult a tax advisor about the application of tax rules found in the Internal Revenue Code (“Code”), Treasury Regulations and applicable IRS guidance to your individual situation.
Nonqualified Annuities
This part of the discussion describes some of the Federal income tax rules applicable to nonqualified annuities. A nonqualified annuity is a contract not issued in connection with a qualified retirement plan, such as an IRA or a section 403(b) plan, receiving special tax treatment under the Code. We may not offer nonqualified annuities for all of our annuity products.
Tax Deferral On Earnings
Under the Code, you are generally not subject to tax on any increase in your Contract Value until you receive a contract distribution. However, for this general rule to apply, certain requirements must be satisfied:
•	An individual must own the contract (or the Code must treat the contract as owned by an individual).
•	The investments of the VAA must be “adequately diversified” in accordance with Treasury regulations.
•	Your right to choose particular investments for a contract must be limited.
•	The Annuity Commencement Date must not occur near the end of the Annuitant’s life expectancy.
Contracts Not Owned By An Individual
If a contract is owned by an entity (rather than an individual) the Code generally does not treat it as an annuity contract for Federal income tax purposes. This means that the entity owning the contract pays tax currently on the excess of the Contract Value over the investment in the contract. Examples of contracts where the owner pays current tax on the contract’s earnings, if applicable, are contracts issued to a corporation or a trust. Some exceptions to the rule are:
•	Contracts in which the named owner is a trust or other entity that holds the contract as an agent for an individual; however, this exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees;
•	Immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase and substantially equal periodic payments are made, not less frequently than annually, during the Annuity Payout period;
•	Contracts acquired by an estate of a decedent;
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•	Certain qualified contracts;
•	Contracts purchased by employers upon the termination of certain qualified plans; and
•	Certain contracts used in connection with structured settlement agreements.
Investments In The VAA Must Be Diversified
For a contract to be treated as an annuity for Federal income tax purposes, the investments of the VAA must be “adequately diversified.” Treasury regulations define standards for determining whether the investments of the VAA are adequately diversified. If the VAA fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the Contract Value over the investment in the contract. Although we do not control the investments of the underlying investment options, we expect that the underlying investment options will comply with the Treasury regulations so that the VAA will be considered “adequately diversified.”
Restrictions
The Code limits your right to choose particular investments for the contract. Because the IRS has issued little guidance specifying those limits, the limits are uncertain and your right to allocate Contract Values among the Subaccounts may exceed those limits. If so, you would be treated as the owner of the assets of the VAA and thus subject to current taxation on the income and gains, if applicable, from those assets. We do not know what limits may be set by the IRS in any guidance that it may issue and whether any such limits will apply to existing contracts. We reserve the right to modify the contract without your consent in an attempt to prevent you from being considered as the owner of the assets of the VAA for purposes of the Code.
Loss Of Interest Deduction
After June 8, 1997, if a contract is issued to a taxpayer that is not an individual, or if a contract is held for the benefit of an entity, the entity may lose a portion of its deduction for otherwise deductible interest expenses. However, this rule does not apply to a contract owned by an entity engaged in a trade or business that covers the life of one individual who is either (i) a 20% Owner of the entity, or (ii) an officer, director, or employee of the trade or business, at the time first covered by the contract. This rule also does not apply to a contract owned by an entity engaged in a trade or business that covers the joint lives of the 20% Owner or the entity and the Owner’s spouse at the time first covered by the contract.
Age At Which Annuity Payouts Begin
The Code does not expressly identify a particular age by which Annuity Payouts must begin. However, those rules do require that an annuity contract provide for amortization, through Annuity Payouts, of the contract’s Purchase Payments and earnings. As long as annuity payments begin or are scheduled to begin on a date on which the Annuitant’s remaining life expectancy is enough to allow for a sufficient Annuity Payout period, the contract should be treated as an annuity. If the annuity contract is not treated as an annuity, you would be currently taxed on the excess of the Contract Value over the investment in the contract.
Tax Treatment Of Payments
We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the rest of this discussion assumes that your contract will be treated as an annuity under the Code and that any increase in your Contract Value will not be taxed until there is a distribution from your contract.
Taxation Of Withdrawals And Surrenders
You will pay tax on withdrawals to the extent your Contract Value exceeds your investment in the contract. This income (and all other income from your contract) is considered ordinary income (and does not receive capital gains treatment and is not qualified dividend income). You will pay tax on a surrender to the extent the amount you receive exceeds your investment in the contract. In certain circumstances, your Purchase Payments and investment in the contract are reduced by amounts received from your contract that were not included in income. Surrender and reinstatement of your contract will generally be taxed as a withdrawal. If your contract has a Living Benefit Rider, and if the guaranteed amount under that rider immediately before a withdrawal exceeds your Contract Value, the Code may require that you include those additional amounts in your income. Please consult your tax advisor.
Taxation Of Annuity Payouts, including Regular Income Payments
The Code imposes tax on a portion of each Annuity Payout (at ordinary income tax rates) and treats a portion as a nontaxable return of your investment in the contract. We will notify you annually of the taxable amount of your Annuity Payout. Once you have recovered the total amount of the investment in the contract, you will pay tax on the full amount of your Annuity Payouts. If Annuity Payouts end because of the Annuitant’s death and before the total amount in the contract has been distributed, the amount not received will generally be deductible. If withdrawals, other than Regular Income Payments, are taken from i4LIFE® Advantage during the Access Period, they are taxed subject to an exclusion ratio that is determined based on the amount of the payment.
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Taxation Of Death Benefits
We may distribute amounts from your contract because of the death of a Contractowner or an Annuitant. The tax treatment of these amounts depends on whether the Contractowner or the Annuitant dies before or after the Annuity Commencement Date.
Death prior to the Annuity Commencement Date:
•	If the Beneficiary receives Death Benefits under an Annuity Payout option, they are taxed in the same manner as Annuity Payouts.
•	If the Beneficiary does not receive Death Benefits under an Annuity Payout option, they are taxed in the same manner as a withdrawal.
Death after the Annuity Commencement Date:
•	If Death Benefits are received in accordance with the existing Annuity Payout option following the death of a Contractowner who is not the Annuitant, they are excludible from income in the same manner as the Annuity Payout prior to the death of the Contractowner.
•	If Death Benefits are received in accordance with the existing Annuity Payout option following the death of the Annuitant (whether or not the Annuitant is also the Contractowner), the Death Benefits are excludible from income if they do not exceed the investment in the contract not yet distributed from the contract. All Annuity Payouts in excess of the investment in the contract not previously received are includible in income.
•	If Death Benefits are received in a lump sum, the Code imposes tax on the amount of Death Benefits which exceeds the amount of Purchase Payments not previously received.
Additional Taxes Payable On Withdrawals, Surrenders, Or Annuity Payouts
The Code may impose a 10% additional tax on any distribution from your contract which you must include in your gross income. The 10% additional tax does not apply if one of several exceptions exists. These exceptions include withdrawals, surrenders, or Annuity Payouts that:
•	you receive on or after you reach 59½,
•	you receive because you became disabled (as defined in the Code),
•	you receive from an immediate annuity,
•	a Beneficiary receives on or after your death, or
•	you receive as a series of substantially equal periodic payments based on your life or life expectancy (non-natural owners holding as agent for an individual do not qualify).
Unearned Income Medicare Contribution
Congress enacted the “Unearned Income Medicare Contribution” as a part of the Health Care and Education Reconciliation Act of 2010. This tax, which affects individuals whose modified adjusted gross income exceeds certain thresholds, is a 3.8% tax on the lesser of (i) the individual's “unearned income”, or (ii) the dollar amount by which the individual's modified adjusted gross income exceeds the applicable threshold. Unearned income includes the taxable portion of distributions that you take from your annuity contract. If you take a distribution from your contract that may be subject to the tax, we will include a Distribution Code “D” in Box 7 of the Form 1099-R issued to report the distribution. Please consult your tax advisor to determine whether your annuity distributions are subject to this tax.
Special Rules If You Own More Than One Annuity Contract
In certain circumstances, you must combine some or all of the nonqualified annuity contracts you own in order to determine the amount of an Annuity Payout, a surrender, or a withdrawal that you must include in income. For example, if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract. Treating two or more contracts as one contract could affect the amount of a surrender, a withdrawal or an Annuity Payout that you must include in income and the amount that might be subject to the additional tax described previously.
Loans and Assignments
Except for certain qualified contracts, the Code treats any amount received as a loan under your contract, and any assignment or pledge (or agreement to assign or pledge) of any portion of your Contract Value, as a withdrawal of such amount or portion.
Gifting A Contract
If you transfer ownership of your contract to a person other than to your spouse (or to your former spouse incident to divorce), and receive a payment less than your contract’s value, you will pay tax on your Contract Value to the extent it exceeds your investment in the contract not previously received. The new owner’s investment in the contract would then be increased to reflect the amount included in income.
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Charges for Additional Benefits
Your contract automatically includes a basic Death Benefit and may include other optional riders. Certain enhancements to the basic Death Benefit may also be available to you. The cost of the basic Death Benefit and any additional benefit are deducted from your contract. It is possible that the tax law may treat all or a portion of the Death Benefit and other optional rider charges, if any, as a contract withdrawal.
Special Considerations for Same-Sex Spouses
In 2013, the U.S. Supreme Court held that same-sex spouses who are married under state law are treated as spouses for purposes of federal law. You are strongly encouraged to consult a tax advisor before electing spousal rights under the contract.
Qualified Retirement Plans
We have designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with a qualified retirement plan are called “qualified contracts.” We issue contracts for use with various types of qualified retirement plans. The Federal income tax rules applicable to those plans are complex and varied. As a result, this prospectus does not attempt to provide more than general information about the use of the contract with the various types of qualified retirement plans. Persons planning to use the contract in connection with a qualified retirement plan should obtain advice from a competent tax advisor.
Types of Qualified Contracts and Terms of Contracts
Qualified retirement plans may include the following:
•	Individual Retirement Accounts and Annuities (“Traditional IRAs”)
•	Roth IRAs
•	Traditional IRA that is part of a Simplified Employee Pension Plan (“SEP”)
•	SIMPLE 401(k) plans (Savings Incentive Matched Plan for Employees)
•	401(a) / (k) plans (qualified corporate employee pension and profit-sharing plans)
•	403(a) plans (qualified annuity plans)
•	403(b) plans (public school system and tax-exempt organization annuity plans)
•	H.R. 10 or Keogh Plans (self-employed individual plans)
•	457(b) plans (deferred compensation plans for state and local governments and tax-exempt organizations)
Our individual variable annuity products are not available for use with any of the foregoing qualified retirement plan accounts, with the exception of Traditional IRA, SEP IRA, and Roth IRA arrangements. We will amend contracts to be used with a qualified retirement plan as generally necessary to conform to the Code’s requirements for the type of plan. However, the rights of a person to any qualified retirement plan benefits may be subject to the plan’s terms and conditions, regardless of the contract’s terms and conditions. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.
Tax Treatment of Qualified Contracts
The Federal income tax rules applicable to qualified retirement plans and qualified contracts vary with the type of plan and contract. For example:
•	Federal tax rules limit the amount of Purchase Payments or contributions that can be made, and the tax deduction or exclusion that may be allowed for the contributions. These limits vary depending on the type of qualified retirement plan and the participant’s specific circumstances (e.g., the participant’s compensation).
•	Minimum annual distributions are required under some qualified retirement plans once you reach age 70½ or retire, if later as described below.
•	Loans are allowed under certain types of qualified retirement plans, but Federal income tax rules prohibit loans under other types of qualified retirement plans. For example, Federal income tax rules permit loans under some section 403(b) plans, but prohibit loans under Traditional and Roth IRAs. If allowed, loans are subject to a variety of limitations, including restrictions as to the loan amount, the loan’s duration, the rate of interest, and the manner of repayment. Your contract or plan may not permit loans.
Please note that qualified retirement plans such as 403(b) plans, 401(k) plans and IRAs generally defer taxation of contributions and earnings until distribution. As such, an annuity does not provide any additional tax deferral benefit beyond the qualified retirement plan itself.
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Tax Treatment of Payments
The Federal income tax rules generally include distributions from a qualified contract in the participant’s income as ordinary income. These taxable distributions will include contributions that were deductible or excludible from income. Thus, under many qualified contracts, the total amount received is included in income since a deduction or exclusion from income was taken for contributions to the contract. There are exceptions. For example, you do not include amounts received from a Roth IRA in income if certain conditions are satisfied.
Required Minimum Distributions
Under most qualified plans, you must begin receiving payments from the contract in certain minimum amounts by April 1 of the year following the year you attain age 70½ or retire, if later. You are required to take distributions from your traditional IRAs by April 1 of the year following the year you reach age 70½. If you own a Roth IRA, you are not required to receive minimum distributions from your Roth IRA during your life.
Failure to comply with the minimum distribution rules applicable to certain qualified plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax equals 50% of the amount by which a required minimum distribution exceeds the actual distribution from the qualified plan.
Treasury regulations applicable to required minimum distributions include a rule that may impact the distribution method you have chosen and the amount of your distributions. Under these regulations, the presence of an enhanced Death Benefit, or other benefit which could provide additional value to your contract, may require you to take additional distributions. An enhanced Death Benefit is any Death Benefit that has the potential to pay more than the Contract Value or a return of investment in the contract. Annuity contracts inside Custodial or Trusteed IRAs will also be subject to these regulations. Please contact your tax advisor regarding any tax ramifications.
Additional Tax on Early Distributions from Qualified Retirement Plans
The Code may impose a 10% additional tax on an early distribution from a qualified contract that must be included in income. The Code does not impose the additional tax if one of several exceptions applies. The exceptions vary depending on the type of qualified contract you purchase. For example, in the case of an IRA, the 10% additional tax will not apply to any of the following withdrawals, surrenders, or Annuity Payouts:
•	Distribution received on or after the Annuitant reaches 59½,
•	Distribution received on or after the Annuitant’s death or because of the Annuitant’s disability (as defined in the Code),
•	Distribution received as a series of substantially equal periodic payments based on the Annuitant’s life (or life expectancy), or
•	Distribution received as reimbursement for certain amounts paid for medical care.
These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.
Unearned Income Medicare Contribution
Congress enacted the “Unearned Income Medicare Contribution” as a part of the Health Care and Education Reconciliation Act of 2010. This tax affects individuals whose modified adjusted gross income exceeds certain thresholds, is a 3.8% tax on the lesser of (i) the individual’s “unearned income”, or (ii) the dollar amount by which the individual’s modified adjusted gross income exceeds the applicable threshold. Distributions that you take from your contract are not included in the calculation of unearned income because your contract is a qualified plan contract. However, the amount of any such distribution is included in determining whether you exceed the modified adjusted gross income threshold. Please consult your tax advisor to determine whether your annuity distributions are subject to this tax.
Transfers and Direct Rollovers
As a result of Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA), you may be able to move funds between different types of qualified plans, such as 403(b) and 457(b) governmental plans, by means of a rollover or transfer. You may be able to rollover or transfer amounts between qualified plans and traditional IRAs. These rules do not apply to Roth IRAs and 457(b) non-governmental tax-exempt plans. There are special rules that apply to rollovers, direct rollovers and transfers (including rollovers or transfers of after-tax amounts). If the applicable rules are not followed, you may incur adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. Before we send a rollover distribution, we will provide a notice explaining tax withholding requirements (see Federal Income Tax Withholding). We are not required to send you such notice for your IRA. You should always consult your tax advisor before you move or attempt to move any funds.
The IRS issued Announcement 2014-32 confirming its intent to apply the one-rollover-per-year limitation of 408(d)(3)(B) on an aggregate basis to all IRAs that an individual owns. This means that an individual cannot make a tax-free IRA-to-IRA rollover if he or she has made such a rollover involving any of the individual’s IRAs in the current tax year. If an intended rollover does not qualify for
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tax-free rollover treatment, contributions to your IRA may constitute excess contributions that may exceed contribution limits. This one-rollover-per-year limitation does not apply to direct trustee-to-trustee transfers.
Direct Conversions and Recharacterizations
The Pension Protection Act of 2006 (PPA) permits direct conversions from certain qualified, retirement, 403(b) or 457(b) plans to Roth IRAs (effective for distributions after 2007). You are also permitted to recharacterize your traditional IRA contribution as a Roth IRA contribution, and to recharacterize your Roth IRA contribution as a traditional IRA contribution. The deadline for the recharacterization is the due date (including extensions) for your individual income tax return for the year in which the contribution was made. Upon recharacterization, you are treated as having made the contribution originally to the second IRA account. The recharacterization does not count toward the one-rollover-per-year limitation described above.
Effective for tax years beginning after December 31, 2017, pursuant to the Tax Cuts and Jobs Act (Pub. L. No. 115-97), recharacterizations are no longer allowed in the case of a conversion from a non-Roth account or annuity to a Roth IRA. This limitation applies to conversions made from pre-tax accounts under an IRA, qualified retirement plan, 403(b) plan, or 457(b) plan. Roth IRA conversions made in 2017 may be recharacterized as a contribution to a traditional IRA if the recharacterization is completed by October 15, 2018.
There are special rules that apply to conversions and recharacterizations, and if they are not followed, you may incur adverse Federal income tax consequences. You should consult your tax advisor before completing a conversion or recharacterization.
Death Benefit and IRAs
Pursuant to Treasury regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the Death Benefit from being provided under the contract when we issue the contract as a Traditional or Roth IRA. However, the law is unclear and it is possible that the presence of the Death Benefit under a contract issued as a Traditional or Roth IRA could result in increased taxes to you. Certain Death Benefit options may not be available for all of our products.
Federal Income Tax Withholding
We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless you notify us in writing prior to the distribution that tax is not to be withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time a withdrawal, surrender, or Annuity Payout is requested, we will give you an explanation of the withholding requirements.
Certain payments from your contract may be considered eligible rollover distributions (even if such payments are not being rolled over). Such distributions may be subject to special tax withholding requirements. The Federal income tax withholding rules require that we withhold 20% of the eligible rollover distribution from the payment amount, unless you elect to have the amount directly transferred to certain qualified plans or contracts. The IRS requires that tax be withheld, even if you have requested otherwise. Such tax withholding requirements are generally applicable to 401(a), 403(a) or (b), HR 10, and 457(b) governmental plans and contracts used in connection with these types of plans.
Our Tax Status
Under the Code, we are not required to pay tax on investment income and realized capital gains of the VAA. We do not expect that we will incur any Federal income tax liability on the income and gains earned by the VAA. However, the Company does expect, to the extent permitted under the Code, to claim the benefit of the foreign tax credit as the owner of the assets of the VAA. Therefore, we do not impose a charge for Federal income taxes. If there are any changes in the Code that require us to pay tax on some or all of the income and gains earned by the VAA, we may impose a charge against the VAA to pay the taxes.
Changes in the Law
The above discussion is based on the Code, related regulations, and interpretations existing on the date of this prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.
Additional Information
Voting Rights
As required by law, we will vote the fund shares held in the VAA at meetings of the shareholders of the funds. The voting will be done according to the instructions of Contractowners who have interests in any Subaccounts which invest in classes of the funds. If the 1940 Act or any regulation under it should be amended or if present interpretations should change, and if as a result we determine that we are permitted to vote the fund shares in our own right, we may elect to do so.
85

The number of votes which you have the right to cast will be determined by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, fractional shares will be recognized.
Each underlying fund is subject to the laws of the state in which it is organized concerning, among other things, the matters which are subject to a shareholder vote, the number of shares which must be present in person or by proxy at a meeting of shareholders (a “quorum”), and the percentage of such shares present in person or by proxy which must vote in favor of matters presented. Because shares of the underlying fund held in the VAA are owned by us, and because under the 1940 Act we will vote all such shares in the same proportion as the voting instructions which we receive, it is important that each Contractowner provide their voting instructions to us. For funds un-affiliated with Lincoln, even though Contractowners may choose not to provide voting instruction, the shares of a fund to which such Contractowners would have been entitled to provide voting instruction will be voted by us in the same proportion as the voting instruction which we actually receive. For funds affiliated with Lincoln, shares of a fund to which such Contractowners would have been entitled to provide voting instruction will, once we receive a sufficient number of instructions we deem appropriate to ensure a fair representation of Contractowners eligible to vote, be voted by us in the same proportion as the voting instruction which we actually receive. As a result, the instruction of a small number of Contractowners could determine the outcome of matters subject to shareholder vote. All shares voted by us will be counted when the underlying fund determines whether any requirement for a minimum number of shares be present at such a meeting to satisfy a quorum requirement has been met. Voting instructions to abstain on any item to be voted on will be applied proportionately to reduce the number of votes eligible to be cast.
Whenever a shareholders meeting is called, we will provide or make available to each person having a voting interest in a Subaccount proxy voting material, reports and other materials relating to the funds. Since the funds engage in shared funding, other persons or entities besides Lincoln Life may vote fund shares. See Investments of the Variable Annuity Account – Fund Shares.
Return Privilege
Within the free-look period after you receive the contract, you may cancel it for any reason by delivering or mailing it postage prepaid, to The Lincoln National Life Insurance Company at PO Box 2348, Fort Wayne, IN 46801-2348. A contract canceled under this provision will be void. Except as explained in the following paragraph, we will return the Contract Value as of the Valuation Date on which we receive the cancellation request, plus any premium taxes which had been deducted. No Market Value Adjustment will apply. A purchaser who participates in the VAA is subject to the risk of a market loss on the Contract Value during the free-look period.
For contracts written in those states whose laws require that we assume this market risk during the free-look period, a contract may be canceled, subject to the conditions explained before, except that we will return the greater of the Purchase Payment(s) or Contract Value as of the Valuation Date we receive the cancellation request, plus any premium taxes that had been deducted. IRA purchasers will also receive the greater of Purchase Payments or Contract Value as of the Valuation Date on which we receive the cancellation request.
State Regulation
As a life insurance company organized and operated under Indiana law, we are subject to provisions governing life insurers and to regulation by the Indiana Commissioner of Insurance. Our books and accounts are subject to review and examination by the Indiana Department of Insurance at all times. A full examination of our operations is conducted by that Department at least every five years.
Records and Reports
As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the VAA. We have entered into an agreement with The Bank of New York Mellon, One Mellon Bank Center, 500 Grant Street, Pittsburgh, Pennsylvania, 15258, to provide accounting services to the VAA. We will mail to you, at your last known address of record at the Home Office, at least semi-annually after the first Contract Year, reports containing information required by that Act or any other applicable law or regulation.
A written (or electronic, if elected) confirmation of each transaction will be provided to you on the next Valuation Date, except for the following transactions, which are mailed quarterly:
•	deduction of any account fee or rider charges;
•	crediting of persistency credits, if applicable;
•	any rebalancing event under Asset Allocation Models, Investment Requirements or the portfolio rebalancing service;
•	any transfer or withdrawal under any applicable additional service: dollar cost averaging, AWS, or the cross-reinvestment service; and
•	Regular Income Payments from i4LIFE® Advantage.
Cyber Security
We rely heavily on interconnected computer systems and digital data to conduct our annuity products business. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information
86

systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate Accumulation Unit value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.
Other Information
You may elect to receive your prospectus, prospectus supplements, quarterly statements, and annual and semiannual reports electronically over the Internet, if you have an e-mail account and access to an Internet browser. Once you select eDelivery, via the Internet Service Center, all documents available in electronic format will no longer be sent to you in hard copy. You will receive an e-mail notification when the documents become available online. It is your responsibility to provide us with your current e-mail address. You can resume paper mailings at any time without cost, by updating your profile at the Internet Service Center, or contacting us. To learn more about this service, please log on to www.LincolnFinancial.com, select service centers and continue on through the Internet Service Center.
Legal Proceedings
In the ordinary course of its business and otherwise, the Company and its subsidiaries or its separate accounts and Principal Underwriter may become or are involved in various pending or threatened legal proceedings, including purported class actions, arising from the conduct of its business. In some instances, the proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief.
After consultation with legal counsel and a review of available facts, it is management’s opinion that the proceedings, after consideration of any reserves and rights to indemnification, ultimately will be resolved without materially affecting the consolidated financial position of the Company and its subsidiaries, or the financial position of its separate accounts or Principal Underwriter. However, given the large and indeterminate amounts sought in certain of these proceedings and the inherent difficulty in predicting the outcome of such legal proceedings, it is reasonably possible that an adverse outcome in certain matters could be material to the Company's operating results for any particular reporting period. Please refer to the Statement of Additional Information for possible additional information regarding legal proceedings.
87

Contents of the Statement of Additional Information (SAI) for Lincoln Life Variable Annuity Account N
Item
Special Terms
Services
Principal Underwriter
Purchase of Securities Being Offered
Market Value Adjustment Example
Annuity Payouts
Examples of Regular Income Payment Calculations
Determination of Accumulation and Annuity Unit Value
Capital Markets
Advertising & Ratings
About the S&P 500 Index
Unclaimed Property
Additional Services
Other Information
Financial Statements
For a free copy of the SAI complete the form below.
Statement of Additional Information Request Card
Lincoln ChoicePlusSM Access
Lincoln Life Variable Annuity Account N

Please send me a free copy of the current Statement of Additional Information for Lincoln Life Variable Annuity Account N Lincoln ChoicePlusSM Access.
(Please Print)
Name:

Address:

City

State

Zip

Mail to The Lincoln National Life Insurance Company, PO Box 2348, Fort Wayne, IN 46801-2348.
88

Appendix A—Condensed Financial Information
Accumulation Unit Values
The following information relates to Accumulation Unit values and Accumulation Units for funds in the periods ended December 31. It should be read along with the VAA’s financial statement and notes which are included in the SAI.
	with EEB and Step-Up			with EEB			with Step-Up			with EGMDB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
AB VPS Global Thematic Growth Portfolio - Class B
2008	N/A	N/A	N/A	N/A	N/A	N/A	5.167	2.666	18	5.226	2.700	47
2009	N/A	N/A	N/A	N/A	N/A	N/A	2.666	4.010	14	2.700	4.067	61
2010	N/A	N/A	N/A	N/A	N/A	N/A	4.010	4.670	13	4.067	4.744	54
2011	N/A	N/A	N/A	N/A	N/A	N/A	4.670	3.513	12	4.744	3.574	40
2012	N/A	N/A	N/A	N/A	N/A	N/A	3.513	3.907	12	3.574	3.981	25
2013	N/A	N/A	N/A	N/A	N/A	N/A	3.907	4.718	11	3.981	4.814	22
2014	N/A	N/A	N/A	N/A	N/A	N/A	4.718	4.856	10	4.814	4.963	21
2015	N/A	N/A	N/A	N/A	N/A	N/A	4.856	4.896	10	4.963	5.011	14
2016	N/A	N/A	N/A	N/A	N/A	N/A	4.896	4.766	9	5.011	4.886	13
2017	N/A	N/A	N/A	N/A	N/A	N/A	4.766	6.381	9	4.886	6.550	15
AB VPS Growth and Income(1)
2008	N/A	N/A	N/A	13.573	7.902	6	13.552	7.894	48	13.703	7.993	142
2009	N/A	N/A	N/A	7.902	9.335	4	7.894	9.330	40	7.993	9.463	119
2010	N/A	N/A	N/A	9.335	10.337	3	9.330	10.337	32	9.463	10.499	101
2011	N/A	N/A	N/A	10.337	10.763	1*	10.337	10.769	28	10.499	10.954	84
2012	N/A	N/A	N/A	10.763	12.388	1*	10.769	12.401	23	10.954	12.633	72
2013	13.475	15.734	615	12.388	14.468	1*	12.401	14.485	23	12.633	14.765	67
AB VPS International Value(2)
2008	N/A	N/A	N/A	N/A	N/A	N/A	12.269	5.629	1*	12.297	5.651	6
2009	N/A	N/A	N/A	N/A	N/A	N/A	5.629	7.429	1*	5.651	7.468	9
2010	N/A	N/A	N/A	N/A	N/A	N/A	7.429	7.610	1*	7.468	7.662	8
2011	N/A	N/A	N/A	N/A	N/A	N/A	7.610	6.021	2	7.662	6.071	8
2012	N/A	N/A	N/A	N/A	N/A	N/A	6.021	6.753	1*	6.071	6.820	4
2013	N/A	N/A	N/A	N/A	N/A	N/A	6.753	7.427	1*	6.820	7.504	4
AB VPS Large Cap Growth Portfolio - Class B
2008	N/A	N/A	N/A	11.797	6.969	2	6.743	3.985	63	6.819	4.036	77
2009	N/A	N/A	N/A	6.969	9.380	1*	3.985	5.366	61	4.036	5.443	75
2010	N/A	N/A	N/A	9.380	10.113	1*	5.366	5.789	51	5.443	5.881	70
2011	N/A	N/A	N/A	10.113	9.603	1*	5.789	5.499	49	5.881	5.595	65
2012	N/A	N/A	N/A	9.603	10.947	1*	5.499	6.272	41	5.595	6.391	62
2013	N/A	N/A	N/A	10.947	14.722	1*	6.272	8.440	36	6.391	8.613	56
2014	N/A	N/A	N/A	14.722	16.453	1*	8.440	9.437	35	8.613	9.644	55
2015	N/A	N/A	N/A	16.453	17.904	1*	9.437	10.274	32	9.644	10.516	72
2016	N/A	N/A	N/A	17.904	17.990	1*	10.274	10.329	31	10.516	10.588	43
2017	N/A	N/A	N/A	17.990	23.254	1*	10.329	13.358	28	10.588	13.713	46
AB VPS Small/Mid Cap Value Portfolio - Class B
2008	N/A	N/A	N/A	20.626	13.009	1*	20.691	13.057	2	20.887	13.201	3
2009	N/A	N/A	N/A	13.009	18.219	1*	13.057	18.295	1*	13.201	18.524	4
2010	N/A	N/A	N/A	18.219	22.640	1*	18.295	22.746	1*	18.524	23.065	4
2011	N/A	N/A	N/A	N/A	N/A	N/A	22.746	20.414	1*	23.065	20.731	3
2012	N/A	N/A	N/A	N/A	N/A	N/A	20.414	23.753	1*	20.731	24.159	3
2013	N/A	N/A	N/A	29.295	31.912	1*	23.753	32.110	2	24.159	32.707	3
2014	N/A	N/A	N/A	31.912	34.130	1*	32.110	34.358	1*	32.707	35.050	3
2015	N/A	N/A	N/A	34.130	31.596	1*	34.358	31.824	1*	35.050	32.513	3
2016	N/A	N/A	N/A	31.596	38.707	1*	31.824	39.005	1*	32.513	39.910	3
2017	N/A	N/A	N/A	38.707	42.880	1*	39.005	43.232	1*	39.910	44.301	3
ALPS/Stadion Core ETF Portfolio
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
American Century VP Balanced Fund - Class II
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
A-1

	with EEB and Step-Up			with EEB			with Step-Up			with EGMDB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
American Century VP Inflation Protection(3)
2008	N/A	N/A	N/A	11.105	10.727	7	11.125	10.752	5	11.185	10.826	35
2009	N/A	N/A	N/A	10.727	11.608	11	10.752	11.641	11	10.826	11.740	50
2010	N/A	N/A	N/A	11.608	11.977	10	11.641	12.016	11	11.740	12.136	64
2011	N/A	N/A	N/A	11.977	13.138	11	12.016	13.188	10	12.136	13.340	65
2012	N/A	N/A	N/A	13.138	13.850	15	13.188	13.910	9	13.340	14.091	25
2013	N/A	N/A	N/A	13.850	13.540	15	13.910	13.601	9	14.091	13.785	25
American Century VP Large Company Value Fund - Class II
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
American Funds Global Growth Fund - Class 2
2008	N/A	N/A	N/A	16.795	10.158	3	16.826	10.181	6	16.917	10.252	21
2009	N/A	N/A	N/A	10.158	14.190	3	10.181	14.230	3	10.252	14.350	9
2010	N/A	N/A	N/A	14.190	15.566	3	14.230	15.618	4	14.350	15.773	7
2011	N/A	N/A	N/A	15.566	13.923	3	15.618	13.976	5	15.773	14.136	4
2012	N/A	N/A	N/A	13.923	16.752	3	13.976	16.824	5	14.136	17.043	7
2013	N/A	N/A	N/A	16.752	21.243	1*	16.824	21.345	3	17.043	21.655	3
2014	N/A	N/A	N/A	21.243	21.336	1*	21.345	21.450	1*	21.655	21.793	3
2015	N/A	N/A	N/A	21.336	22.398	1*	21.450	22.528	1*	21.793	22.924	2
2016	N/A	N/A	N/A	N/A	N/A	N/A	22.528	22.264	1*	22.924	22.689	2
2017	N/A	N/A	N/A	N/A	N/A	N/A	22.264	28.748	1*	22.689	29.341	1*
American Funds Global Small Capitalization Fund - Class 2
2008	N/A	N/A	N/A	31.723	14.473	1*	17.955	8.196	15	18.157	8.301	47
2009	N/A	N/A	N/A	14.473	22.917	1*	8.196	12.984	14	8.301	13.170	42
2010	N/A	N/A	N/A	22.917	27.540	1*	12.984	15.611	11	13.170	15.858	46
2011	N/A	N/A	N/A	27.540	21.859	1*	15.611	12.397	9	15.858	12.612	21
2012	N/A	N/A	N/A	21.859	25.359	1*	12.397	14.389	8	12.612	14.661	25
2013	N/A	N/A	N/A	25.359	31.934	1*	14.389	18.129	7	14.661	18.499	19
2014	N/A	N/A	N/A	31.934	32.014	1*	18.129	18.184	7	18.499	18.583	17
2015	N/A	N/A	N/A	32.014	31.511	1*	18.184	17.907	8	18.583	18.327	26
2016	N/A	N/A	N/A	N/A	N/A	N/A	17.907	17.956	7	18.327	18.405	26
2017	N/A	N/A	N/A	N/A	N/A	N/A	17.956	22.203	7	18.405	22.792	12
American Funds Growth Fund - Class 2
2008	18.367	10.097	7	16.186	8.902	16	10.824	5.956	253	10.945	6.032	636
2009	10.097	13.811	7	8.902	12.183	17	5.956	8.156	228	6.032	8.272	609
2010	13.811	16.083	7	12.183	14.194	17	8.156	9.507	177	8.272	9.657	562
2011	16.083	15.105	7	14.194	13.338	8	9.507	8.938	162	9.657	9.092	518
2012	15.105	17.473	6	13.338	15.436	8	8.938	10.349	136	9.092	10.543	450
2013	17.473	22.305	6	15.436	19.715	9	10.349	13.224	107	10.543	13.493	419
2014	22.305	23.747	5	19.715	21.000	9	13.224	14.094	84	13.493	14.401	370
2015	23.747	24.898	5	21.000	22.029	9	14.094	14.791	71	14.401	15.137	262
2016	24.898	26.747	5	22.029	23.677	7	14.791	15.906	64	15.137	16.302	286
2017	26.747	33.669	5	23.677	29.819	6	15.906	20.042	48	16.302	20.572	279
American Funds Growth-Income Fund - Class 2
2008	15.422	9.404	13	14.400	8.786	15	14.415	8.799	429	14.576	8.911	637
2009	9.404	12.110	12	8.786	11.319	13	8.799	11.342	270	8.911	11.503	590
2010	12.110	13.240	12	11.319	12.381	13	11.342	12.413	225	11.503	12.608	507
2011	13.240	12.753	12	12.381	11.932	9	12.413	11.968	210	12.608	12.174	432
2012	12.753	14.701	10	11.932	13.761	9	11.968	13.809	187	12.174	14.069	395
2013	14.701	19.256	9	13.761	18.034	8	13.809	18.107	133	14.069	18.475	333
2014	19.256	20.903	9	18.034	19.586	8	18.107	19.675	95	18.475	20.105	285
2015	20.903	20.808	9	19.586	19.507	8	19.675	19.605	90	20.105	20.064	241
2016	20.808	22.769	9	19.507	21.356	5	19.605	21.474	79	20.064	22.009	219
2017	22.769	27.341	8	21.356	25.657	5	21.474	25.812	69	22.009	26.495	186
A-2

	with EEB and Step-Up			with EEB			with Step-Up			with EGMDB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
American Funds International Fund - Class 2
2008	22.984	13.051	2	21.737	12.350	16	13.137	7.467	102	13.285	7.563	287
2009	13.051	18.321	2	12.350	17.345	16	7.467	10.493	93	7.563	10.644	245
2010	18.321	19.277	1*	17.345	18.259	15	10.493	11.052	84	10.644	11.227	223
2011	19.277	16.273	1*	18.259	15.421	12	11.052	9.338	77	11.227	9.501	208
2012	16.273	18.826	1*	15.421	17.849	12	9.338	10.814	68	9.501	11.019	187
2013	18.826	22.468	1*	17.849	21.313	13	10.814	12.920	60	11.019	13.184	164
2014	22.468	21.460	1*	21.313	20.368	13	12.920	12.352	55	13.184	12.624	135
2015	21.460	20.103	1*	20.368	19.089	11	12.352	11.583	55	12.624	11.855	116
2016	20.103	20.421	1*	19.089	19.401	10	11.583	11.778	50	11.855	12.073	94
2017	20.421	26.478	1*	19.401	25.170	10	11.778	15.287	41	12.073	15.693	90
BlackRock Global Allocation V.I. Fund - Class III
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.095	11.569	2
2010	N/A	N/A	N/A	N/A	N/A	N/A	11.558	12.460	2	11.569	12.491	11
2011	N/A	N/A	N/A	N/A	N/A	N/A	12.460	11.792	2	12.491	11.839	11
2012	N/A	N/A	N/A	N/A	N/A	N/A	11.792	12.736	21	11.839	12.806	9
2013	N/A	N/A	N/A	13.653	14.280	3	12.736	14.313	23	12.806	14.412	10
2014	N/A	N/A	N/A	14.280	14.289	3	14.313	14.330	5	14.412	14.450	7
2015	N/A	N/A	N/A	14.289	13.887	3	14.330	13.933	5	14.450	14.071	7
2016	N/A	N/A	N/A	13.887	14.151	3	13.933	14.205	5	14.071	14.368	7
2017	N/A	N/A	N/A	14.151	15.796	3	14.205	15.865	5	14.368	16.070	16
ClearBridge Variable Large Cap Growth Portfolio - Class II
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
ClearBridge Variable Mid Cap Portfolio - Class II
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Delaware VIP® Diversified Income Series - Service Class
2008	N/A	N/A	N/A	11.799	11.015	20	11.820	11.041	7	11.884	11.117	18
2009	N/A	N/A	N/A	11.015	13.696	20	11.041	13.735	22	11.117	13.851	32
2010	N/A	N/A	N/A	13.696	14.503	20	13.735	14.551	27	13.851	14.696	24
2011	N/A	N/A	N/A	14.503	15.113	21	14.551	15.171	9	14.696	15.345	23
2012	N/A	N/A	N/A	15.113	15.856	23	15.171	15.925	9	15.345	16.131	28
2013	N/A	N/A	N/A	15.856	15.344	19	15.925	15.418	7	16.131	15.642	24
2014	N/A	N/A	N/A	15.344	15.814	20	15.418	15.898	7	15.642	16.152	21
2015	N/A	N/A	N/A	15.814	15.316	16	15.898	15.405	9	16.152	15.675	23
2016	N/A	N/A	N/A	15.316	15.529	16	15.405	15.627	6	15.675	15.925	22
2017	N/A	N/A	N/A	15.529	15.990	16	15.627	16.099	6	15.925	16.431	18
Delaware VIP® Emerging Markets Series - Service Class
2008	N/A	N/A	N/A	54.305	25.756	1*	40.690	19.309	1*	41.137	19.550	21
2009	N/A	N/A	N/A	25.756	44.923	1*	19.309	33.694	1*	19.550	34.167	20
2010	N/A	N/A	N/A	44.923	52.132	1*	33.694	39.122	1*	34.167	39.728	12
2011	N/A	N/A	N/A	52.132	40.940	1*	39.122	30.734	1*	39.728	31.262	5
2012	N/A	N/A	N/A	40.940	45.891	1*	N/A	N/A	N/A	31.262	35.112	4
2013	N/A	N/A	N/A	45.891	49.491	1*	37.374	37.199	1*	35.112	37.943	4
2014	N/A	N/A	N/A	49.491	44.568	1*	37.199	33.517	1*	37.943	34.237	4
2015	N/A	N/A	N/A	44.568	37.286	1*	33.517	28.059	1*	34.237	28.701	4
2016	N/A	N/A	N/A	37.286	41.610	1*	28.059	31.324	1*	28.701	32.093	4
2017	N/A	N/A	N/A	41.610	57.280	1*	31.324	43.138	1*	32.093	44.268	4
Delaware VIP® High Yield Series - Service Class
2008	16.292	12.080	3	15.771	11.700	6	13.373	9.926	16	13.526	10.054	57
2009	12.080	17.620	3	11.700	17.074	6	9.926	14.492	14	10.054	14.702	61
2010	17.620	19.866	3	17.074	19.260	6	14.492	16.356	12	14.702	16.618	52
2011	19.866	19.946	3	19.260	19.348	3	16.356	16.439	11	16.618	16.727	42
2012	19.946	22.968	2	19.348	22.290	4	16.439	18.948	11	16.727	19.308	34
2013	22.968	24.558	2	22.290	23.845	4	18.948	20.281	10	19.308	20.697	30
2014	24.558	23.967	2	23.845	23.283	4	20.281	19.812	9	20.697	20.249	27
2015	23.967	21.899	2	23.283	21.284	4	19.812	18.121	7	20.249	18.548	21
2016	21.899	24.262	2	21.284	23.592	4	18.121	20.096	7	18.548	20.601	17
2017	24.262	25.533	2	23.592	24.841	4	20.096	21.170	7	20.601	21.735	16
A-3

	with EEB and Step-Up			with EEB			with Step-Up			with EGMDB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
Delaware VIP® Limited-Term Diversified Income Series - Service Class
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.383	10.202	9
2009	N/A	N/A	N/A	10.392	11.196	13	N/A	N/A	N/A	10.202	11.298	12
2010	N/A	N/A	N/A	11.196	11.462	14	11.220	11.494	2	11.298	11.590	23
2011	N/A	N/A	N/A	11.462	11.540	13	11.494	11.577	11	11.590	11.692	25
2012	N/A	N/A	N/A	11.540	11.614	2	11.577	11.658	24	11.692	11.791	21
2013	N/A	N/A	N/A	11.614	11.250	2	11.658	11.298	13	11.791	11.444	23
2014	N/A	N/A	N/A	11.250	11.203	2	11.298	11.256	18	11.444	11.419	22
2015	N/A	N/A	N/A	11.203	11.067	2	11.256	11.125	17	11.419	11.303	23
2016	N/A	N/A	N/A	11.067	11.053	2	11.125	11.116	17	11.303	11.311	22
2017	N/A	N/A	N/A	11.053	11.058	2	11.116	11.127	8	11.311	11.339	20
Delaware VIP® REIT Series - Service Class
2008	21.191	13.455	2	20.623	13.101	4	22.758	14.464	16	23.012	14.648	35
2009	13.455	16.270	2	13.101	15.849	3	14.464	17.508	8	14.648	17.756	26
2010	16.270	20.212	2	15.849	19.699	4	17.508	21.771	7	17.756	22.114	25
2011	20.212	21.937	2	19.699	21.391	4	21.771	23.653	6	22.114	24.062	19
2012	21.937	25.099	2	21.391	24.487	4	23.653	27.090	5	24.062	27.599	20
2013	25.099	25.100	2	24.487	24.500	4	27.090	27.118	5	27.599	27.669	19
2014	25.100	31.800	2	24.500	31.056	4	27.118	34.391	3	27.669	35.142	18
2015	31.800	32.301	2	31.056	31.560	4	34.391	34.967	3	35.142	35.784	14
2016	32.301	33.473	1*	31.560	32.722	4	34.967	36.272	3	35.784	37.176	13
2017	33.473	33.258	1*	32.722	32.528	4	36.272	36.076	3	37.176	37.030	9
Delaware VIP® Small Cap Value Series - Service Class
2008	20.056	13.761	1*	18.734	12.860	7	22.218	15.260	28	22.462	15.451	60
2009	13.761	17.764	1*	12.860	16.609	7	15.260	19.718	25	15.451	19.995	49
2010	17.764	22.993	1*	16.609	21.509	7	19.718	25.547	24	19.995	25.945	42
2011	22.993	22.201	1*	21.509	20.779	4	25.547	24.692	22	25.945	25.115	42
2012	22.201	24.753	1*	20.779	23.179	4	24.692	27.559	19	25.115	28.072	39
2013	24.753	32.344	1*	23.179	30.302	3	27.559	36.045	16	28.072	36.772	35
2014	32.344	33.518	1*	30.302	31.418	3	36.045	37.391	14	36.772	38.202	32
2015	33.518	30.762	1*	31.418	28.849	3	37.391	34.351	13	38.202	35.148	22
2016	30.762	39.565	1*	28.849	37.124	2	34.351	44.226	13	35.148	45.321	19
2017	39.565	43.385	1*	37.124	40.728	2	44.226	48.544	12	45.321	49.821	18
Delaware VIP® Smid Cap Core Series - Service Class(4)
2008	17.279	9.009	2	16.555	8.636	9	8.760	4.572	50	8.859	4.630	77
2009	9.009	13.646	2	8.636	13.087	7	4.572	6.932	46	4.630	7.031	69
2010	16.188	18.301	2	15.531	17.560	7	8.230	9.306	42	8.358	9.454	60
2011	18.301	19.375	2	17.560	18.600	3	9.306	9.862	39	9.454	10.034	73
2012	19.375	21.047	2	18.600	20.215	2	9.862	10.724	30	10.034	10.927	64
2013	21.047	29.113	2	20.215	27.976	4	10.724	14.849	24	10.927	15.152	62
2014	29.113	29.385	1*	27.976	28.252	4	14.849	15.002	24	15.152	15.332	41
2015	29.385	30.940	1*	28.252	29.761	4	15.002	15.812	22	15.332	16.183	34
2016	30.940	32.791	1*	29.761	31.558	3	15.812	16.775	22	16.183	17.194	30
2017	32.791	38.088	1*	31.558	36.674	3	16.775	19.504	21	17.194	20.022	29
Delaware VIP® U.S. Growth Series - Service Class
2008	N/A	N/A	N/A	N/A	N/A	N/A	12.332	6.921	1*	12.440	6.992	7
2009	N/A	N/A	N/A	N/A	N/A	N/A	6.921	9.716	1*	6.992	9.831	18
2010	N/A	N/A	N/A	N/A	N/A	N/A	9.716	10.836	1*	9.831	10.980	18
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.980	11.610	4
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.610	13.242	2
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	13.242	17.512	2
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	17.512	19.377	2
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	19.377	20.028	4
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	20.028	18.617	4
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	18.617	23.460	2
A-4

	with EEB and Step-Up			with EEB			with Step-Up			with EGMDB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
Delaware VIP® Value Series - Service Class
2008	14.982	9.765	1*	13.974	9.112	3	14.796	9.653	2	14.960	9.775	21
2009	9.765	11.273	1*	9.112	10.524	3	9.653	11.155	2	9.775	11.312	21
2010	11.273	12.756	1*	10.524	11.915	3	11.155	12.635	2	11.312	12.832	21
2011	12.756	13.674	1*	11.915	12.780	3	12.635	13.558	2	12.832	13.791	18
2012	13.674	15.354	1*	12.780	14.356	3	13.558	15.239	2	13.791	15.524	13
2013	15.354	20.093	1*	14.356	18.797	3	15.239	19.962	2	15.524	20.366	13
2014	20.093	22.416	1*	18.797	20.981	3	19.962	22.292	1*	20.366	22.778	8
2015	22.416	21.853	1*	N/A	N/A	N/A	22.292	21.754	1*	22.778	22.262	7
2016	21.853	24.513	1*	N/A	N/A	N/A	21.754	24.426	1*	22.262	25.033	17
2017	24.513	27.307	1*	N/A	N/A	N/A	24.426	27.238	1*	25.033	27.956	6
Deutsche Alternative Asset Allocation VIP Portfolio - Class B
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.110	11.483	1*
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.483	12.667	1*
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	12.667	12.071	3
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	12.071	12.985	3
2013	N/A	N/A	N/A	12.564	12.750	2	N/A	N/A	N/A	12.985	12.869	3
2014	N/A	N/A	N/A	12.750	12.922	2	N/A	N/A	N/A	12.869	13.068	1*
2015	N/A	N/A	N/A	12.922	11.855	2	N/A	N/A	N/A	13.068	12.013	1*
2016	N/A	N/A	N/A	11.855	12.218	2	N/A	N/A	N/A	12.013	12.406	1*
2017	N/A	N/A	N/A	12.218	12.835	2	N/A	N/A	N/A	12.406	13.059	1*
Deutsche Equity 500 Index VIP(1)
2008	N/A	N/A	N/A	N/A	N/A	N/A	9.749	6.017	20	9.857	6.094	63
2009	N/A	N/A	N/A	N/A	N/A	N/A	6.017	7.466	12	6.094	7.572	50
2010	N/A	N/A	N/A	N/A	N/A	N/A	7.466	8.411	4	7.572	8.543	34
2011	N/A	N/A	N/A	N/A	N/A	N/A	8.411	8.412	4	8.543	8.557	31
2012	N/A	N/A	N/A	N/A	N/A	N/A	8.412	9.559	4	8.557	9.739	25
2013	N/A	N/A	N/A	13.837	16.183	1*	9.559	11.182	4	9.739	11.398	24
Deutsche Small Cap Index VIP Portfolio - Class A(5)
2008	N/A	N/A	N/A	N/A	N/A	N/A	17.886	11.572	2	18.057	11.700	3
2009	N/A	N/A	N/A	N/A	N/A	N/A	11.572	14.386	2	11.700	14.567	2
2010	N/A	N/A	N/A	N/A	N/A	N/A	14.386	17.859	1*	14.567	18.111	3
2011	N/A	N/A	N/A	N/A	N/A	N/A	17.859	16.766	1*	18.111	17.028	2
2012	N/A	N/A	N/A	N/A	N/A	N/A	16.766	19.143	1*	17.028	19.471	2
2013	N/A	N/A	N/A	N/A	N/A	N/A	19.143	26.066	1*	19.471	26.553	1*
2014	N/A	N/A	N/A	N/A	N/A	N/A	26.066	26.815	1*	26.553	27.356	1*
2015	N/A	N/A	N/A	N/A	N/A	N/A	26.815	25.126	1*	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	25.126	29.867	1*	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	29.867	33.538	1*	31.106	34.369	1*
Fidelity VIP Equity-Income(1)
2008	15.200	8.529	1*	14.142	7.939	2	13.933	7.826	11	14.088	7.925	55
2009	8.529	10.869	1*	7.939	10.122	2	7.826	9.983	9	7.925	10.125	39
2010	10.869	12.255	1*	10.122	11.419	2	9.983	11.268	8	10.125	11.445	34
2011	12.255	12.103	1*	11.419	11.283	2	11.268	11.139	6	11.445	11.331	28
2012	12.103	13.900	1*	11.283	12.965	2	11.139	12.806	5	11.331	13.046	26
2013	13.900	16.232	1*	12.965	15.142	2	12.806	14.959	5	13.046	15.249	23
Fidelity VIP Overseas(6)
2008	N/A	N/A	N/A	N/A	N/A	N/A	12.611	6.941	3	12.754	7.030	12
2009	N/A	N/A	N/A	N/A	N/A	N/A	6.941	8.604	3	7.030	8.728	12
2010	N/A	N/A	N/A	N/A	N/A	N/A	8.604	9.535	3	8.728	9.687	9
2011	N/A	N/A	N/A	N/A	N/A	N/A	9.535	7.741	3	9.687	7.876	7
2012	N/A	N/A	N/A	N/A	N/A	N/A	7.741	9.153	1*	7.876	9.326	6
2013	14.815	16.518	235	N/A	N/A	N/A	9.153	10.208	1*	9.326	10.407	6
A-5

	with EEB and Step-Up			with EEB			with Step-Up			with EGMDB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2008	N/A	N/A	N/A	19.912	11.202	7	19.974	11.242	12	20.161	11.365	26
2009	N/A	N/A	N/A	11.202	14.897	6	11.242	14.958	10	11.365	15.143	31
2010	N/A	N/A	N/A	14.897	17.099	6	14.958	17.178	11	15.143	17.417	22
2011	N/A	N/A	N/A	17.099	16.318	6	17.178	16.402	12	17.417	16.655	16
2012	N/A	N/A	N/A	16.318	18.605	6	16.402	18.709	11	16.655	19.027	14
2013	N/A	N/A	N/A	18.605	23.918	7	18.709	24.064	11	19.027	24.509	15
2014	N/A	N/A	N/A	23.918	26.216	7	24.064	26.389	14	24.509	26.917	15
2015	N/A	N/A	N/A	26.216	25.842	3	26.389	26.026	12	26.917	26.586	12
2016	N/A	N/A	N/A	25.842	27.329	2	26.026	27.537	11	26.586	28.173	11
2017	N/A	N/A	N/A	27.329	32.620	2	27.537	32.885	11	28.173	33.694	10
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Fidelity® VIP Growth Portfolio - Service Class 2
2008	N/A	N/A	N/A	12.976	6.712	1*	8.207	4.247	10	8.299	4.301	20
2009	N/A	N/A	N/A	6.712	8.431	1*	4.247	5.338	10	4.301	5.414	18
2010	N/A	N/A	N/A	N/A	N/A	N/A	5.338	6.494	8	5.414	6.596	17
2011	N/A	N/A	N/A	N/A	N/A	N/A	6.494	6.376	7	6.596	6.486	41
2012	N/A	N/A	N/A	N/A	N/A	N/A	6.376	7.164	6	6.486	7.299	41
2013	N/A	N/A	N/A	N/A	N/A	N/A	7.164	9.569	3	7.299	9.764	39
2014	N/A	N/A	N/A	N/A	N/A	N/A	9.569	10.434	3	9.764	10.662	38
2015	N/A	N/A	N/A	N/A	N/A	N/A	10.434	10.955	4	10.662	11.212	36
2016	N/A	N/A	N/A	N/A	N/A	N/A	10.955	10.819	2	11.212	11.089	11
2017	N/A	N/A	N/A	N/A	N/A	N/A	10.819	14.326	2	11.089	14.705	10
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2008	N/A	N/A	N/A	14.431	8.556	1*	14.450	8.571	3	14.506	8.617	4
2009	N/A	N/A	N/A	8.556	11.738	2	8.571	11.764	1*	8.617	11.845	5
2010	N/A	N/A	N/A	11.738	14.815	2	11.764	14.856	2	11.845	14.981	5
2011	N/A	N/A	N/A	14.815	12.965	2	14.856	13.007	1*	14.981	13.136	4
2012	N/A	N/A	N/A	12.965	14.581	2	13.007	14.636	1*	13.136	14.803	3
2013	N/A	N/A	N/A	14.581	19.448	2	14.636	19.531	1*	14.803	19.784	2
2014	N/A	N/A	N/A	19.448	20.243	2	19.531	20.340	2	19.784	20.634	14
2015	N/A	N/A	N/A	20.243	19.548	2	20.340	19.651	2	20.634	19.965	3
2016	N/A	N/A	N/A	19.548	21.478	1*	19.651	21.602	2	19.965	21.980	3
2017	N/A	N/A	N/A	21.478	25.414	1*	21.602	25.574	2	21.980	26.061	2
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.393	11.560	1*
Franklin Income VIP Fund - Class 2
2008	11.407	7.873	3	10.922	7.883	5	11.425	7.894	10	11.453	7.925	27
2009	7.873	10.475	3	N/A	N/A	N/A	7.894	10.512	3	7.925	10.570	19
2010	10.475	11.580	3	10.494	11.607	1*	10.512	11.634	2	10.570	11.714	16
2011	11.580	11.633	3	11.607	11.666	1*	11.634	11.698	2	11.714	11.797	20
2012	11.633	12.858	3	11.666	12.901	1*	11.698	12.943	3	11.797	13.072	20
2013	12.858	14.375	3	12.901	14.430	2	12.943	14.485	6	13.072	14.651	32
2014	14.375	14.755	2	14.430	14.819	2	14.485	14.883	6	14.651	15.077	23
2015	14.755	13.456	2	14.819	13.521	3	14.883	13.586	6	15.077	13.784	20
2016	13.456	15.055	2	13.521	15.135	3	13.586	15.215	6	13.784	15.459	18
2017	15.055	16.200	2	15.135	16.295	3	15.215	16.390	6	15.459	16.677	17
Franklin Mutual Shares VIP Fund - Class 2
2008	N/A	N/A	N/A	11.430	7.057	5	11.440	7.066	5	11.467	7.093	21
2009	N/A	N/A	N/A	7.057	8.732	2	7.066	8.748	2	7.093	8.795	19
2010	N/A	N/A	N/A	8.732	9.531	3	8.748	9.554	2	8.795	9.619	18
2011	N/A	N/A	N/A	9.531	9.259	3	9.554	9.286	1*	9.619	9.363	17
2012	N/A	N/A	N/A	9.259	10.384	3	9.286	10.419	1*	9.363	10.522	18
2013	N/A	N/A	N/A	N/A	N/A	N/A	10.419	13.126	1*	10.522	13.275	17
2014	N/A	N/A	N/A	N/A	N/A	N/A	13.126	13.810	1*	13.275	13.988	15
2015	N/A	N/A	N/A	N/A	N/A	N/A	13.810	12.894	1*	13.988	13.079	14
2016	N/A	N/A	N/A	N/A	N/A	N/A	12.894	14.697	1*	13.079	14.931	13
2017	N/A	N/A	N/A	N/A	N/A	N/A	14.697	15.640	1*	14.931	15.913	11
A-6

	with EEB and Step-Up			with EEB			with Step-Up			with EGMDB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
FTVIPT Franklin Small-Mid Cap Growth Securities
2008	N/A	N/A	N/A	15.204	8.582	1*	8.300	4.687	15	8.394	4.748	42
2009	N/A	N/A	N/A	8.582	12.096	1*	4.687	6.610	8	4.748	6.705	41
2010	N/A	N/A	N/A	12.096	15.155	1*	6.610	8.285	7	6.705	8.417	33
2011	N/A	N/A	N/A	15.155	14.158	1*	8.285	7.744	6	8.417	7.879	33
2012	N/A	N/A	N/A	14.158	15.407	1*	7.744	8.432	6	7.879	8.591	26
2013	15.334	17.852	542	15.407	17.940	1*	8.432	9.820	6	8.591	10.012	26
Invesco V.I. American Franchise Fund - Series I Shares
2008	N/A	N/A	N/A	N/A	N/A	N/A	5.413	3.057	26	5.474	3.096	18
2009	N/A	N/A	N/A	N/A	N/A	N/A	3.057	3.636	9	3.096	3.687	13
2010	N/A	N/A	N/A	N/A	N/A	N/A	3.636	4.124	8	3.687	4.189	9
2011	N/A	N/A	N/A	N/A	N/A	N/A	4.124	3.730	8	4.189	3.794	9
2012	N/A	N/A	N/A	N/A	N/A	N/A	4.281	4.124	7	4.358	4.201	9
2013	N/A	N/A	N/A	N/A	N/A	N/A	4.124	5.676	6	4.201	5.791	8
2014	N/A	N/A	N/A	N/A	N/A	N/A	5.676	6.045	5	5.791	6.177	6
2015	N/A	N/A	N/A	N/A	N/A	N/A	6.045	6.234	5	6.177	6.381	6
2016	N/A	N/A	N/A	N/A	N/A	N/A	6.234	6.262	4	6.381	6.418	6
2017	N/A	N/A	N/A	N/A	N/A	N/A	6.262	7.832	4	6.418	8.040	6
Invesco V.I. Core Equity Fund - Series I Shares
2008	N/A	N/A	N/A	11.481	7.873	2	7.940	5.448	42	8.030	5.518	78
2009	N/A	N/A	N/A	7.873	9.916	1*	5.448	6.865	40	5.518	6.963	71
2010	N/A	N/A	N/A	9.916	10.665	1*	6.865	7.387	34	6.963	7.504	64
2011	N/A	N/A	N/A	10.665	10.463	1*	7.387	7.250	31	7.504	7.376	61
2012	N/A	N/A	N/A	10.463	11.697	1*	7.250	8.110	30	7.376	8.263	57
2013	N/A	N/A	N/A	11.697	14.841	1*	8.110	10.295	25	8.263	10.505	53
2014	N/A	N/A	N/A	14.841	15.756	1*	10.295	10.935	23	10.505	11.175	52
2015	N/A	N/A	N/A	15.756	14.574	1*	10.935	10.120	21	11.175	10.358	46
2016	N/A	N/A	N/A	14.574	15.776	1*	10.120	10.960	20	10.358	11.234	42
2017	N/A	N/A	N/A	15.776	17.526	1*	10.960	12.182	18	11.234	12.506	38
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Invesco V.I. International Growth Fund - Series I Shares
2008	22.173	12.971	1*	20.842	12.198	1*	12.685	7.428	10	12.830	7.524	26
2009	12.971	17.211	1*	12.198	16.195	1*	7.428	9.866	8	7.524	10.009	24
2010	17.211	19.060	1*	16.195	17.943	1*	9.866	10.937	7	10.009	11.111	20
2011	19.060	17.440	1*	N/A	N/A	N/A	10.937	10.017	5	11.111	10.193	18
2012	17.440	19.771	1*	N/A	N/A	N/A	10.017	11.367	5	10.193	11.583	16
2013	19.771	23.088	1*	N/A	N/A	N/A	11.367	13.287	4	11.583	13.560	15
2014	23.088	22.728	1*	N/A	N/A	N/A	13.287	13.093	3	13.560	13.382	15
2015	22.728	21.777	1*	N/A	N/A	N/A	13.093	12.558	1*	13.382	12.855	21
2016	21.777	21.271	1*	N/A	N/A	N/A	12.558	12.279	1*	12.855	12.587	18
2017	21.271	25.671	1*	N/A	N/A	N/A	12.279	14.834	1*	12.587	15.229	17
Janus Henderson Balanced Portfolio - Service Shares
2008	N/A	N/A	N/A	N/A	N/A	N/A	14.416	11.885	1*	14.549	12.012	1*
2009	N/A	N/A	N/A	N/A	N/A	N/A	11.885	14.659	1*	12.012	14.839	2
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	14.839	15.781	2
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	15.781	15.733	3
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	15.733	17.546	1*
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	17.546	20.676	2
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	20.676	22.013	2
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	22.013	21.742	2
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	21.742	22.311	2
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	22.311	25.926	2
A-7

	with EEB and Step-Up			with EEB			with Step-Up			with EGMDB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
Janus Henderson Enterprise Portfolio - Service Shares
2008	N/A	N/A	N/A	N/A	N/A	N/A	18.419	10.156	1*	18.592	10.267	2
2009	N/A	N/A	N/A	N/A	N/A	N/A	10.156	14.408	1*	10.267	14.587	2
2010	N/A	N/A	N/A	N/A	N/A	N/A	14.408	17.763	1*	14.587	18.010	2
2011	N/A	N/A	N/A	N/A	N/A	N/A	17.763	17.157	1*	18.010	17.422	1*
2012	N/A	N/A	N/A	N/A	N/A	N/A	17.157	19.714	1*	17.422	20.049	1*
2013	N/A	N/A	N/A	N/A	N/A	N/A	19.714	25.565	1*	20.049	26.039	2
2014	N/A	N/A	N/A	N/A	N/A	N/A	25.565	28.183	1*	26.039	28.749	2
2015	N/A	N/A	N/A	N/A	N/A	N/A	28.183	28.723	1*	28.749	29.343	3
2016	N/A	N/A	N/A	N/A	N/A	N/A	28.723	31.625	1*	29.343	32.357	3
2017	N/A	N/A	N/A	N/A	N/A	N/A	31.625	39.474	1*	32.357	40.449	2
Janus Henderson Global Research Portfolio - Service Shares
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JPMorgan Insurance Trust Core Bond Portfolio - Class 2
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.606	12.176	20
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Baron Growth Opportunities Fund - Service Class(7)
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.800	6.465	1*
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	6.465	8.797	9
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	8.797	10.936	9
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.936	11.190	4
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.190	13.015	1*
2013	N/A	N/A	N/A	15.598	17.660	2	15.584	17.727	2	13.015	17.931	2
2014	N/A	N/A	N/A	17.660	18.178	2	17.727	18.256	2	17.931	18.494	3
2015	N/A	N/A	N/A	18.178	16.993	2	18.256	17.075	2	18.494	17.323	3
2016	N/A	N/A	N/A	16.993	17.611	2	17.075	17.705	2	17.323	17.989	3
2017	N/A	N/A	N/A	17.611	21.997	2	17.705	22.125	2	17.989	22.514	2
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	12.660	12.632	2	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	12.632	11.775	2	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	11.775	12.915	2	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	12.915	14.732	2	N/A	N/A	N/A
LVIP BlackRock Emerging Markets Managed Volatility(11)
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.914	9.251	2
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.251	7.715	2
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	7.715	8.104	2
A-8

	with EEB and Step-Up			with EEB			with Step-Up			with EGMDB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Service Class
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP BlackRock Inflation Protected Bond Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	10.083	11.074	2	N/A	N/A	N/A	10.096	11.110	11
2012	N/A	N/A	N/A	11.074	11.550	2	N/A	N/A	N/A	11.110	11.611	4
2013	N/A	N/A	N/A	11.550	10.367	18	11.267	10.385	4	11.611	10.442	26
2014	N/A	N/A	N/A	10.367	10.470	16	10.385	10.494	4	10.442	10.567	24
2015	N/A	N/A	N/A	10.470	9.968	10	10.494	9.996	4	10.567	10.081	15
2016	N/A	N/A	N/A	9.968	10.111	10	9.996	10.144	4	10.081	10.246	15
2017	N/A	N/A	N/A	10.111	10.117	11	10.144	10.156	4	10.246	10.273	14
LVIP BlackRock Scientific Allocation Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP BlackRock U.S. Opportunities Managed Volatility(12)
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Blended Core Equity Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class
2008	N/A	N/A	N/A	N/A	N/A	N/A	16.253	9.423	1*	16.362	9.501	1*
2009	N/A	N/A	N/A	N/A	N/A	N/A	9.423	12.788	1*	9.501	12.912	1*
2010	N/A	N/A	N/A	N/A	N/A	N/A	12.788	13.951	1*	12.912	14.108	1*
2011	N/A	N/A	N/A	N/A	N/A	N/A	13.951	12.890	1*	14.108	13.055	1*
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	13.055	14.909	1*
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	14.909	18.358	1*
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	18.358	18.976	1*
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	18.976	18.869	1*
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	18.869	18.271	1*
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	18.271	22.611	1*
LVIP Blended Mid Cap Managed Volatility Fund - Service Class
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
A-9

	with EEB and Step-Up			with EEB			with Step-Up			with EGMDB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Clarion Global Real Estate Fund - Service Class
2008	N/A	N/A	N/A	N/A	N/A	N/A	5.244	4.663	1*	7.023	4.674	1*
2009	N/A	N/A	N/A	N/A	N/A	N/A	4.663	6.297	1*	4.674	6.321	1*
2010	N/A	N/A	N/A	N/A	N/A	N/A	6.297	7.277	2	6.321	7.316	1*
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	7.316	6.556	3
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	6.556	8.021	3
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	8.021	8.130	3
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	8.130	9.084	3
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.084	8.805	3
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	8.805	8.742	3
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	8.742	9.509	3
LVIP ClearBridge Large Cap Managed Volatility Fund - Service Class
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Delaware Bond Fund - Standard Class
2008	12.726	12.122	7	12.740	12.140	37	14.387	13.717	115	14.546	13.889	250
2009	12.122	14.142	8	12.140	14.171	35	13.717	16.019	101	13.889	16.244	222
2010	14.142	15.053	8	14.170	15.092	35	16.019	17.069	76	16.244	17.335	184
2011	15.053	15.898	8	15.092	15.947	27	17.069	18.045	70	17.335	18.354	151
2012	15.898	16.630	7	15.947	16.689	27	18.045	18.894	62	18.354	19.246	138
2013	16.630	15.940	6	16.689	16.005	23	18.894	18.129	55	19.246	18.495	116
2014	15.940	16.575	6	16.005	16.650	26	18.129	18.869	51	18.495	19.279	92
2015	16.575	16.326	6	16.650	16.409	26	18.869	18.604	48	19.279	19.037	110
2016	16.326	16.455	6	16.409	16.546	26	18.604	18.770	33	19.037	19.235	72
2017	16.455	16.851	6	16.546	16.953	26	18.770	19.241	30	19.235	19.748	66
LVIP Delaware Diversified Floating Rate Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	10.028	9.801	1*	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	9.801	10.007	1*	9.843	10.047	1*
2013	N/A	N/A	N/A	9.875	9.860	5	10.007	9.878	6	10.047	9.932	1*
2014	N/A	N/A	N/A	N/A	N/A	N/A	9.878	9.737	7	9.932	9.805	1*
2015	N/A	N/A	N/A	N/A	N/A	N/A	9.737	9.471	7	9.805	9.551	1*
2016	N/A	N/A	N/A	N/A	N/A	N/A	9.471	9.488	8	9.551	9.583	1*
2017	N/A	N/A	N/A	N/A	N/A	N/A	9.488	9.531	8	9.583	9.641	1*
LVIP Delaware Social Awareness Fund - Standard Class
2008	N/A	N/A	N/A	N/A	N/A	N/A	16.284	10.490	3	16.439	10.605	9
2009	N/A	N/A	N/A	N/A	N/A	N/A	10.490	13.393	3	10.605	13.561	8
2010	N/A	N/A	N/A	N/A	N/A	N/A	13.393	14.676	3	13.561	14.883	8
2011	N/A	N/A	N/A	N/A	N/A	N/A	14.676	14.507	3	14.883	14.732	7
2012	N/A	N/A	N/A	N/A	N/A	N/A	14.507	16.425	2	14.732	16.706	7
2013	N/A	N/A	N/A	N/A	N/A	N/A	16.425	21.890	2	16.706	22.298	6
2014	N/A	N/A	N/A	N/A	N/A	N/A	21.890	24.768	2	22.298	25.267	6
2015	N/A	N/A	N/A	N/A	N/A	N/A	24.768	24.165	2	25.267	24.689	6
2016	N/A	N/A	N/A	N/A	N/A	N/A	24.165	25.310	2	24.689	25.897	6
2017	N/A	N/A	N/A	N/A	N/A	N/A	25.310	29.878	2	25.897	30.619	6
LVIP Delaware Special Opportunities Fund - Service Class
2008	N/A	N/A	N/A	N/A	N/A	N/A	6.091	5.663	1*	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	5.663	7.230	1*	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	7.230	9.244	1*	7.258	9.294	4
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	13.095	13.229	1*
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	16.346	18.020	1*
A-10

	with EEB and Step-Up			with EEB			with Step-Up			with EGMDB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Delaware Wealth Builder Fund - Service Class(7)
2008	N/A	N/A	N/A	N/A	N/A	N/A	15.423	10.090	1*	15.529	10.175	3
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.175	13.177	1*
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	13.177	14.543	1*
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	14.543	13.980	1*
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	13.980	15.541	1*
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	15.541	18.334	1*
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	18.334	18.770	1*
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	18.770	18.171	1*
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	18.171	18.831	1*
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	18.831	20.748	1*
LVIP Dimensional International Core Equity Fund - Service Class
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Dimensional International Equity Managed Volatility Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	9.459	11.453	2	N/A	N/A	N/A
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	13.213	14.840	1*
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	14.840	16.463	1*
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	16.463	15.814	1*
2016	N/A	N/A	N/A	N/A	N/A	N/A	17.000	17.429	3	15.814	17.734	1*
2017	N/A	N/A	N/A	N/A	N/A	N/A	17.429	20.620	15	17.734	21.012	1*
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Dimensional/Vanguard Total Bond Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	10.541	10.500	3	10.371	10.525	1*
2013	N/A	N/A	N/A	N/A	N/A	N/A	10.500	10.003	3	10.525	10.042	1*
2014	N/A	N/A	N/A	N/A	N/A	N/A	10.003	10.256	3	10.042	10.312	1*
2015	N/A	N/A	N/A	N/A	N/A	N/A	10.256	10.079	3	10.312	10.149	1*
2016	N/A	N/A	N/A	N/A	N/A	N/A	10.079	10.082	3	10.149	10.167	1*
2017	N/A	N/A	N/A	N/A	N/A	N/A	10.082	10.168	15	10.167	10.269	1*
A-11

	with EEB and Step-Up			with EEB			with Step-Up			with EGMDB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class
2008	N/A	N/A	N/A	N/A	N/A	N/A	6.287	5.967	1*	8.293	5.981	5
2009	N/A	N/A	N/A	N/A	N/A	N/A	5.967	7.490	1*	5.981	7.519	5
2010	N/A	N/A	N/A	N/A	N/A	N/A	7.490	7.820	1*	7.519	7.863	5
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	7.863	7.476	5
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	7.476	8.891	5
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	8.891	10.462	5
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.462	10.062	5
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.062	9.080	6
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.080	9.124	6
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.124	10.869	6
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Franklin Templeton Value Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Global Conservative Allocation Managed Risk Fund - Service Class
2008	N/A	N/A	N/A	N/A	N/A	N/A	11.585	9.257	12	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	9.257	11.323	41	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	11.323	12.259	52	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	12.259	12.453	52	12.362	12.576	1*
2012	N/A	N/A	N/A	N/A	N/A	N/A	12.453	13.393	50	12.576	13.546	1*
2013	N/A	N/A	N/A	N/A	N/A	N/A	13.393	14.400	49	13.546	14.586	3
2014	N/A	N/A	N/A	N/A	N/A	N/A	14.400	14.911	43	14.586	15.127	2
2015	N/A	N/A	N/A	N/A	N/A	N/A	14.911	14.318	38	15.127	14.547	4
2016	N/A	N/A	N/A	N/A	N/A	N/A	14.318	14.731	28	14.547	14.989	4
2017	N/A	N/A	N/A	N/A	N/A	N/A	14.731	15.947	28	14.989	16.251	3
LVIP Global Growth Allocation Managed Risk Fund - Service Class
2008	N/A	N/A	N/A	N/A	N/A	N/A	12.797	8.348	9	12.847	8.393	3
2009	N/A	N/A	N/A	N/A	N/A	N/A	8.348	10.553	2	8.393	10.625	3
2010	N/A	N/A	N/A	N/A	N/A	N/A	10.553	11.653	2	10.625	11.751	3
2011	N/A	N/A	N/A	N/A	N/A	N/A	11.653	11.417	7	11.751	11.530	3
2012	N/A	N/A	N/A	N/A	N/A	N/A	11.417	12.208	7	11.530	12.348	4
2013	N/A	N/A	N/A	N/A	N/A	N/A	12.208	13.581	12	12.348	13.757	15
2014	N/A	N/A	N/A	N/A	N/A	N/A	13.581	13.766	15	13.757	13.965	15
2015	N/A	N/A	N/A	N/A	N/A	N/A	13.766	12.989	15	13.965	13.197	23
2016	N/A	N/A	N/A	N/A	N/A	N/A	12.989	13.330	15	13.197	13.563	21
2017	N/A	N/A	N/A	N/A	N/A	N/A	13.330	15.101	11	13.563	15.388	19
LVIP Global Income Fund - Service Class
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.687	10.668	1*
2010	N/A	N/A	N/A	N/A	N/A	N/A	10.661	11.457	1*	10.668	11.482	1*
2011	N/A	N/A	N/A	N/A	N/A	N/A	11.457	11.346	2	11.482	11.388	1*
2012	N/A	N/A	N/A	N/A	N/A	N/A	11.346	11.971	2	11.388	12.033	2
2013	N/A	N/A	N/A	N/A	N/A	N/A	11.971	11.398	2	12.033	11.474	2
2014	N/A	N/A	N/A	N/A	N/A	N/A	11.398	11.383	2	11.474	11.476	2
2015	N/A	N/A	N/A	N/A	N/A	N/A	11.383	10.926	2	11.476	11.032	2
2016	N/A	N/A	N/A	N/A	N/A	N/A	10.926	10.759	2	11.032	10.880	2
2017	N/A	N/A	N/A	N/A	N/A	N/A	10.759	11.073	2	10.880	11.214	2
LVIP Global Moderate Allocation Managed Risk Fund - Service Class
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	12.340	8.884	2
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	8.884	11.162	17
2010	N/A	N/A	N/A	N/A	N/A	N/A	11.085	12.159	11	11.162	12.261	24
2011	N/A	N/A	N/A	N/A	N/A	N/A	12.159	12.052	1*	12.261	12.171	26
2012	N/A	N/A	N/A	N/A	N/A	N/A	12.052	12.940	14	12.171	13.088	27
2013	N/A	N/A	N/A	N/A	N/A	N/A	12.940	14.181	2	13.088	14.364	27
2014	N/A	N/A	N/A	N/A	N/A	N/A	14.181	14.469	1*	14.364	14.678	39
2015	N/A	N/A	N/A	N/A	N/A	N/A	14.469	13.697	1*	14.678	13.916	27
2016	N/A	N/A	N/A	N/A	N/A	N/A	13.697	14.001	1*	13.916	14.246	24
2017	N/A	N/A	N/A	N/A	N/A	N/A	14.001	15.681	1*	14.246	15.980	8
A-12

	with EEB and Step-Up			with EEB			with Step-Up			with EGMDB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Goldman Sachs Income Builder Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Government Money Market Fund - Standard Class
2008	10.397	10.441	3	10.432	10.481	16	10.888	10.944	113	11.009	11.082	288
2009	N/A	N/A	N/A	10.481	10.320	4	10.944	10.781	93	11.082	10.934	206
2010	N/A	N/A	N/A	10.320	10.136	1*	10.781	10.594	50	10.934	10.760	152
2011	N/A	N/A	N/A	10.136	9.953	1*	10.594	10.408	88	10.760	10.587	138
2012	N/A	N/A	N/A	9.953	9.773	1*	10.408	10.225	48	10.587	10.416	70
2013	N/A	N/A	N/A	9.773	9.596	1*	10.225	10.045	37	10.416	10.249	69
2014	N/A	N/A	N/A	9.596	9.423	1*	10.045	9.869	77	10.249	10.083	64
2015	N/A	N/A	N/A	9.423	9.252	1*	9.869	9.695	33	10.083	9.921	98
2016	N/A	N/A	N/A	9.252	9.085	1*	9.695	9.525	47	9.921	9.761	80
2017	N/A	N/A	N/A	9.085	8.955	1*	9.525	9.393	74	9.761	9.641	65
LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Invesco Select Equity Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP JPMorgan High Yield Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.007	12.284	1*
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	12.284	12.844	1*
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	12.844	12.961	1*
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	12.961	12.216	1*
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	12.216	13.576	1*
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	13.576	14.223	1*
LVIP JPMorgan Retirement Income Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	4.391	7.406	3
2010	N/A	N/A	N/A	N/A	N/A	N/A	7.385	9.027	1*	7.406	9.066	7
2011	N/A	N/A	N/A	N/A	N/A	N/A	9.027	8.688	1*	9.066	8.739	5
2012	N/A	N/A	N/A	N/A	N/A	N/A	8.688	9.682	1*	8.739	9.754	3
2013	N/A	N/A	N/A	N/A	N/A	N/A	9.682	11.778	1*	9.754	11.884	3
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.884	12.607	3
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	12.607	11.413	3
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.413	12.317	3
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	12.317	13.861	2
LVIP Managed Risk Profile 2010 Fund - Service Class
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	8.505	7.790	1*
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
A-13

	with EEB and Step-Up			with EEB			with Step-Up			with EGMDB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Managed Risk Profile 2020 Fund - Service Class
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Managed Risk Profile 2030 Fund - Service Class
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Managed Risk Profile 2040 Fund - Service Class
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	5.495	8.298	4
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	8.298	9.254	4
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.254	8.947	5
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	8.947	9.404	5
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.404	10.754	5
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.754	10.918	5
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.918	10.367	5
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.367	10.560	5
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP MFS International Equity Managed Volatility Fund - Service Class
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP MFS International Growth Fund - Service Class
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.984	5.584	2
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	5.584	7.443	3
2010	N/A	N/A	N/A	N/A	N/A	N/A	7.413	8.215	1*	7.443	8.260	3
2011	N/A	N/A	N/A	N/A	N/A	N/A	8.215	7.253	1*	8.260	7.304	1*
2012	N/A	N/A	N/A	N/A	N/A	N/A	7.253	8.485	1*	7.304	8.557	1*
2013	N/A	N/A	N/A	N/A	N/A	N/A	8.485	9.444	1*	8.557	9.539	1*
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.539	8.886	1*
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	8.886	8.832	1*
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP MFS Value Fund - Service Class
2008	N/A	N/A	N/A	N/A	N/A	N/A	8.567	6.433	3	9.055	6.449	2
2009	N/A	N/A	N/A	N/A	N/A	N/A	6.433	7.624	2	6.449	7.654	7
2010	N/A	N/A	N/A	N/A	N/A	N/A	7.624	8.335	5	7.654	8.380	9
2011	N/A	N/A	N/A	N/A	N/A	N/A	8.335	8.157	4	8.380	8.214	6
2012	N/A	N/A	N/A	N/A	N/A	N/A	8.157	9.297	4	8.214	9.376	6
2013	N/A	N/A	N/A	N/A	N/A	N/A	9.297	12.384	3	9.376	12.508	8
2014	N/A	N/A	N/A	N/A	N/A	N/A	12.384	13.408	2	12.508	13.562	6
2015	N/A	N/A	N/A	N/A	N/A	N/A	13.408	13.064	2	13.562	13.234	6
2016	N/A	N/A	N/A	N/A	N/A	N/A	13.064	14.599	7	13.234	14.812	6
2017	N/A	N/A	N/A	N/A	N/A	N/A	14.599	16.825	7	14.812	17.095	6
A-14

	with EEB and Step-Up			with EEB			with Step-Up			with EGMDB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Mondrian International Value Fund - Standard Class
2008	24.501	15.228	1*	24.580	15.285	4	24.662	15.343	1*	24.889	15.507	6
2009	15.228	18.114	1*	15.285	18.191	4	15.343	18.269	1*	15.507	18.493	4
2010	18.114	18.211	1*	18.191	18.297	4	18.269	18.385	1*	18.493	18.638	3
2011	18.211	17.115	1*	18.297	17.204	4	18.385	17.296	1*	18.638	17.560	3
2012	17.115	18.407	1*	17.204	18.513	4	N/A	N/A	N/A	17.560	18.934	2
2013	18.407	22.006	1*	18.513	22.143	4	20.607	22.283	1*	18.934	22.692	3
2014	22.006	21.043	1*	22.143	21.185	4	22.283	21.330	1*	22.692	21.754	2
2015	21.043	19.864	1*	21.185	20.008	1*	N/A	N/A	N/A	21.754	20.586	2
2016	19.864	20.272	1*	20.008	20.429	1*	N/A	N/A	N/A	20.586	21.062	2
2017	20.272	24.136	1*	20.429	24.335	1*	N/A	N/A	N/A	21.062	25.138	3
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP PIMCO Low Duration Bond Fund - Service Class
2014	N/A	N/A	N/A	N/A	N/A	N/A	9.965	9.887	4	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.878	9.872	1*
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.872	9.941	21
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.941	9.918	14
LVIP Select Core Equity Managed Volatility Fund - Service Class
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA Bond Index Fund - Service Class
2008	N/A	N/A	N/A	N/A	N/A	N/A	9.992	10.448	1*	10.190	10.457	7
2009	N/A	N/A	N/A	N/A	N/A	N/A	10.448	10.699	1*	10.457	10.724	8
2010	N/A	N/A	N/A	N/A	N/A	N/A	10.699	11.108	19	10.724	11.150	6
2011	N/A	N/A	N/A	N/A	N/A	N/A	11.108	11.688	6	11.150	11.750	6
2012	N/A	N/A	N/A	N/A	N/A	N/A	11.688	11.893	8	11.750	11.973	3
2013	N/A	N/A	N/A	N/A	N/A	N/A	11.893	11.352	9	11.973	11.446	14
2014	N/A	N/A	N/A	N/A	N/A	N/A	11.352	11.761	12	11.446	11.877	14
2015	N/A	N/A	N/A	N/A	N/A	N/A	11.761	11.551	12	11.877	11.682	13
2016	N/A	N/A	N/A	N/A	N/A	N/A	11.551	11.576	12	11.682	11.725	13
2017	N/A	N/A	N/A	N/A	N/A	N/A	11.576	11.702	12	11.725	11.870	12
LVIP SSGA Conservative Index Allocation Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.657	11.783	1*
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.783	12.140	1*
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	12.140	13.188	1*
LVIP SSGA Conservative Structured Allocation Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	11.446	11.647	2	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
A-15

	with EEB and Step-Up			with EEB			with Step-Up			with EGMDB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP SSGA Developed International 150 Fund - Service Class
2008	N/A	N/A	N/A	N/A	N/A	N/A	5.643	6.254	1*	6.008	6.259	1*
2009	N/A	N/A	N/A	N/A	N/A	N/A	6.254	8.865	1*	6.259	8.885	1*
2010	N/A	N/A	N/A	N/A	N/A	N/A	8.865	9.316	3	8.885	9.351	1*
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.351	8.061	1*
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	11.269	9.755	1*	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	9.755	10.487	1*	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	10.487	12.696	1*	11.027	12.878	2
LVIP SSGA Emerging Markets 100 Fund - Service Class
2008	N/A	N/A	N/A	N/A	N/A	N/A	5.502	6.046	1*	6.245	6.050	1*
2009	N/A	N/A	N/A	N/A	N/A	N/A	6.046	11.250	1*	6.050	11.276	5
2010	N/A	N/A	N/A	N/A	N/A	N/A	11.250	14.082	2	11.276	14.136	3
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	14.136	11.797	2
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.797	13.041	2
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	13.041	12.433	2
2014	N/A	N/A	N/A	11.836	11.635	1*	N/A	N/A	N/A	12.433	11.788	2
2015	N/A	N/A	N/A	11.635	9.451	1*	12.706	9.487	1*	11.788	9.595	2
2016	N/A	N/A	N/A	9.451	10.684	1*	9.487	10.730	1*	9.595	10.868	2
2017	N/A	N/A	N/A	10.684	12.955	1*	10.730	13.016	1*	10.868	13.204	3
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class(8)
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA International Index Fund - Service Class
2008	N/A	N/A	N/A	N/A	N/A	N/A	5.753	6.390	1*	6.089	6.395	1*
2009	N/A	N/A	N/A	N/A	N/A	N/A	6.390	8.004	1*	6.395	8.022	1*
2010	N/A	N/A	N/A	N/A	N/A	N/A	8.004	8.394	3	8.022	8.426	1*
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	8.426	7.244	1*
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	9.189	9.885	2	8.940	9.967	11
2014	N/A	N/A	N/A	N/A	N/A	N/A	9.885	9.118	2	9.967	9.208	11
2015	N/A	N/A	N/A	N/A	N/A	N/A	9.118	8.824	1*	9.208	8.924	10
2016	N/A	N/A	N/A	N/A	N/A	N/A	8.824	8.731	1*	8.924	8.843	10
2017	N/A	N/A	N/A	N/A	N/A	N/A	8.731	10.666	1*	8.843	10.819	9
LVIP SSGA International Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	8.251	8.212	2
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	8.212	10.013	2
LVIP SSGA Large Cap 100 Fund - Service Class
2008	N/A	N/A	N/A	N/A	N/A	N/A	6.340	6.965	1*	6.859	6.971	1*
2009	N/A	N/A	N/A	N/A	N/A	N/A	6.965	9.233	1*	6.971	9.254	2
2010	N/A	N/A	N/A	N/A	N/A	N/A	9.233	10.782	6	9.254	10.823	1*
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.823	10.865	1*
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	18.558	16.891	1*	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	16.891	20.110	1*	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	20.110	23.399	1*	N/A	N/A	N/A
A-16

	with EEB and Step-Up			with EEB			with Step-Up			with EGMDB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP SSGA Large Cap Managed Volatility Fund - Service Class
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA Mid-Cap Index Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA Moderate Index Allocation Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	11.147	11.386	9	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	11.386	12.545	19	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	12.545	12.833	19	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	12.833	12.388	19	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	12.388	12.942	19	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA Moderate Structured Allocation Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	11.909	12.361	2	11.926	12.382	1*	11.942	12.403	26	11.992	12.467	90
2014	12.361	12.770	2	12.382	12.798	1*	12.403	12.827	26	12.467	12.912	86
2015	12.770	12.161	2	12.798	12.194	1*	12.827	12.227	25	12.912	12.327	80
2016	12.161	13.007	2	12.194	13.048	1*	12.227	13.090	22	12.327	13.217	76
2017	13.007	14.403	2	13.048	14.457	1*	13.090	14.510	20	13.217	14.673	64
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.124	11.423	2
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.423	12.867	1*
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	12.867	13.132	1*
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	13.132	12.622	1*
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	12.622	13.298	1*
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	13.298	15.261	1*
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA S&P 500 Index Fund - Standard Class
2008	N/A	N/A	N/A	N/A	N/A	N/A	6.598	7.001	1*	6.989	7.039	1*
2009	N/A	N/A	N/A	N/A	N/A	N/A	7.001	8.672	1*	7.039	8.732	7
2010	N/A	N/A	N/A	N/A	N/A	N/A	8.672	9.772	6	8.732	9.854	6
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.854	9.873	1*
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	12.882	14.272	3	12.933	14.333	4	11.103	14.394	38	12.555	14.581	129
2014	14.272	15.883	3	14.333	15.959	4	14.394	16.036	30	14.581	16.268	119
2015	15.883	15.767	2	15.959	15.850	4	16.036	15.934	26	16.268	16.189	96
2016	15.767	17.289	2	15.850	17.389	4	15.934	17.490	24	16.189	17.797	85
2017	17.289	20.624	2	17.389	20.754	4	17.490	20.884	23	17.797	21.283	82
A-17

	with EEB and Step-Up			with EEB			with Step-Up			with EGMDB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP SSGA Small-Cap Index Fund - Service Class
2008	N/A	N/A	N/A	N/A	N/A	N/A	5.360	5.910	1*	9.144	5.924	1*
2009	N/A	N/A	N/A	N/A	N/A	N/A	5.910	7.297	1*	5.924	7.325	1*
2010	N/A	N/A	N/A	N/A	N/A	N/A	7.297	9.021	2	7.325	9.069	1*
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.069	8.493	1*
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	11.173	12.939	4	10.732	13.068	25
2014	N/A	N/A	N/A	N/A	N/A	N/A	12.939	13.269	4	13.068	13.421	24
2015	N/A	N/A	N/A	N/A	N/A	N/A	13.269	12.387	2	13.421	12.548	23
2016	N/A	N/A	N/A	N/A	N/A	N/A	12.387	14.645	2	12.548	14.857	21
2017	N/A	N/A	N/A	N/A	N/A	N/A	14.645	16.387	1*	14.857	16.649	19
LVIP SSGA Small-Mid Cap 200 Fund - Service Class
2008	N/A	N/A	N/A	N/A	N/A	N/A	6.442	7.216	1*	7.459	7.222	1*
2009	N/A	N/A	N/A	N/A	N/A	N/A	7.216	10.722	1*	7.222	10.747	1*
2010	N/A	N/A	N/A	N/A	N/A	N/A	10.722	13.420	1*	10.747	13.471	3
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	13.471	12.925	1*
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	18.221	18.892	1*	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	18.892	19.305	1*	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	19.305	17.619	1*	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	17.619	22.455	1*	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	22.455	23.393	1*	22.882	23.729	1*
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP T. Rowe Price Growth Stock Fund - Service Class
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	8.983	5.661	2
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	5.661	7.947	8
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	7.947	9.102	2
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.102	8.784	2
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	8.784	10.196	12
2013	N/A	N/A	N/A	N/A	N/A	N/A	13.075	13.774	1*	10.196	13.912	12
2014	N/A	N/A	N/A	N/A	N/A	N/A	13.774	14.670	1*	13.912	14.839	12
2015	N/A	N/A	N/A	N/A	N/A	N/A	14.670	15.914	1*	14.839	16.121	5
2016	N/A	N/A	N/A	N/A	N/A	N/A	15.914	15.809	1*	16.121	16.039	5
2017	N/A	N/A	N/A	N/A	N/A	N/A	15.809	20.708	1*	16.039	21.040	11
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.179	14.261	3
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	14.261	17.963	7
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	17.963	16.942	2
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	16.942	19.334	2
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	19.334	25.571	2
2014	N/A	N/A	N/A	N/A	N/A	N/A	26.077	27.513	1*	25.571	27.996	2
2015	N/A	N/A	N/A	N/A	N/A	N/A	27.513	27.522	1*	27.996	28.046	6
2016	N/A	N/A	N/A	N/A	N/A	N/A	27.522	29.000	1*	28.046	29.598	5
2017	N/A	N/A	N/A	N/A	N/A	N/A	29.000	35.443	1*	29.598	36.228	2
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	9.800	10.940	2	9.825	10.984	1*
LVIP Vanguard Domestic Equity ETF Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	15.604	16.028	1*
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
A-18

	with EEB and Step-Up			with EEB			with Step-Up			with EGMDB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Vanguard International Equity ETF Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP VIP Mid Cap Managed Volatility(12)
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Wellington Capital Growth Fund - Service Class
2008	N/A	N/A	N/A	10.688	6.113	1*	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	6.113	8.073	1*	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	8.073	9.404	1*	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	9.404	8.378	1*	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	8.378	9.769	1*	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	13.085	14.407	5
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	14.407	15.467	5
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	15.467	15.192	5
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	15.192	20.252	5
LVIP Wellington Mid-Cap Value Fund - Service Class
2008	N/A	N/A	N/A	N/A	N/A	N/A	8.627	5.012	1*	8.635	5.024	1*
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	5.024	7.022	1*
2010	N/A	N/A	N/A	N/A	N/A	N/A	6.994	8.490	1*	7.022	8.536	1*
2011	N/A	N/A	N/A	N/A	N/A	N/A	8.490	7.542	1*	8.536	7.595	1*
2012	N/A	N/A	N/A	N/A	N/A	N/A	7.542	9.171	1*	7.595	9.249	1*
2013	N/A	N/A	N/A	N/A	N/A	N/A	9.171	12.054	1*	9.249	12.175	1*
2014	N/A	N/A	N/A	N/A	N/A	N/A	12.054	12.788	1*	12.175	12.936	1*
2015	N/A	N/A	N/A	N/A	N/A	N/A	12.788	12.339	1*	12.936	12.500	1*
2016	N/A	N/A	N/A	N/A	N/A	N/A	12.339	13.668	1*	12.500	13.867	1*
2017	N/A	N/A	N/A	N/A	N/A	N/A	13.668	15.189	1*	13.867	15.434	1*
LVIP Western Asset Core Bond Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
MFS® VIT Growth Series - Service Class
2008	N/A	N/A	N/A	N/A	N/A	N/A	6.558	4.023	15	6.632	4.074	22
2009	N/A	N/A	N/A	N/A	N/A	N/A	4.023	5.426	12	4.074	5.503	20
2010	N/A	N/A	N/A	N/A	N/A	N/A	5.426	6.130	11	5.503	6.226	17
2011	N/A	N/A	N/A	N/A	N/A	N/A	6.130	5.987	11	6.226	6.090	16
2012	N/A	N/A	N/A	N/A	N/A	N/A	5.987	6.884	11	6.090	7.013	15
2013	N/A	N/A	N/A	N/A	N/A	N/A	6.884	9.229	12	7.013	9.416	13
2014	N/A	N/A	N/A	N/A	N/A	N/A	9.229	9.851	9	9.416	10.066	10
2015	N/A	N/A	N/A	N/A	N/A	N/A	9.851	10.382	9	10.066	10.625	9
2016	N/A	N/A	N/A	N/A	N/A	N/A	10.382	10.419	9	10.625	10.679	7
2017	N/A	N/A	N/A	N/A	N/A	N/A	10.419	13.414	8	10.679	13.769	9
MFS® VIT II Core Equity Portfolio - Service Class(10)
2008	N/A	N/A	N/A	N/A	N/A	N/A	13.621	8.117	4	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	8.117	10.542	4	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	10.542	12.100	4	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	12.100	11.733	3	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	11.733	13.361	3	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	13.361	17.614	3	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	17.614	19.198	2	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
MFS® VIT Total Return Series - Service Class
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	19.416	19.486	1*
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	19.486	21.473	1*
A-19

	with EEB and Step-Up			with EEB			with Step-Up			with EGMDB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
MFS® VIT Total Return Series - Service Class(9)
2008	13.762	10.489	2	13.805	10.527	4	14.232	10.858	75	14.389	10.994	158
2009	10.489	12.115	2	10.527	12.165	3	10.858	12.555	71	10.994	12.731	132
2010	12.115	13.032	2	12.165	13.093	3	12.555	13.519	60	12.731	13.729	102
2011	13.032	12.990	2	13.093	13.056	3	13.519	13.488	59	13.729	13.719	90
2012	12.990	14.139	1*	13.056	14.219	3	13.488	14.696	41	13.719	14.970	86
2013	14.139	15.641	1*	14.219	15.732	3	14.696	16.263	40	14.970	16.575	83
MFS® VIT Utilities Series - Service Class
2008	N/A	N/A	N/A	N/A	N/A	N/A	17.415	10.637	13	17.610	10.772	68
2009	N/A	N/A	N/A	N/A	N/A	N/A	10.637	13.881	11	10.772	14.079	53
2010	N/A	N/A	N/A	N/A	N/A	N/A	13.881	15.476	8	14.079	15.719	47
2011	N/A	N/A	N/A	N/A	N/A	N/A	15.476	16.188	7	15.719	16.468	35
2012	N/A	N/A	N/A	N/A	N/A	N/A	16.188	18.000	7	16.468	18.339	30
2013	N/A	N/A	N/A	N/A	N/A	N/A	18.000	21.253	7	18.339	21.685	32
2014	N/A	N/A	N/A	N/A	N/A	N/A	21.253	23.476	4	21.685	23.990	33
2015	N/A	N/A	N/A	N/A	N/A	N/A	23.476	19.655	3	23.990	20.115	24
2016	N/A	N/A	N/A	N/A	N/A	N/A	19.655	21.473	3	20.115	22.009	22
2017	N/A	N/A	N/A	N/A	N/A	N/A	21.473	24.147	3	22.009	24.786	22
Neuberger Berman AMT Mid Cap Growth(1)
2008	18.006	10.005	2	18.061	10.040	3	18.119	10.077	8	18.292	10.189	7
2009	10.005	12.919	2	10.040	12.971	3	10.077	13.025	5	10.189	13.189	5
2010	12.919	16.364	2	12.971	16.438	3	13.025	16.515	5	13.189	16.748	5
2011	16.364	16.132	2	16.438	16.213	3	16.515	16.297	4	16.748	16.552	4
2012	16.132	17.793	1*	16.213	17.892	3	16.297	17.994	3	16.552	18.302	2
2013	17.793	20.296	1*	17.892	20.413	3	17.994	20.533	3	18.302	20.897	1*
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class
2008	19.028	10.115	1*	19.068	10.142	2	19.148	10.189	1*	19.311	10.291	5
2009	10.115	14.545	1*	10.142	14.591	2	10.189	14.667	1*	10.291	14.836	2
2010	14.545	18.009	1*	14.591	18.074	2	14.667	18.177	1*	14.836	18.414	2
2011	18.009	16.521	1*	18.074	16.590	2	18.177	16.693	1*	18.414	16.936	1*
2012	16.521	18.728	1*	16.590	18.815	2	N/A	N/A	N/A	16.936	19.246	1*
2013	18.728	25.184	1*	18.815	25.313	2	N/A	N/A	N/A	19.246	25.945	1*
2014	25.184	28.129	1*	25.313	28.288	2	N/A	N/A	N/A	25.945	29.052	1*
2015	28.129	25.298	1*	28.288	25.454	1*	N/A	N/A	N/A	29.052	26.194	1*
2016	25.298	28.836	1*	25.454	29.028	1*	N/A	N/A	N/A	26.194	29.931	1*
2017	28.836	33.029	1*	29.028	33.271	1*	N/A	N/A	N/A	29.931	34.369	1*
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.612	12.499	1*
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	12.499	15.276	1*
2011	N/A	N/A	N/A	N/A	N/A	N/A	15.239	13.837	1*	15.276	13.892	1*
2012	N/A	N/A	N/A	N/A	N/A	N/A	13.837	14.287	1*	13.892	14.365	1*
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	14.365	12.051	1*
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	12.051	9.646	1*
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.646	7.053	1*
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	7.053	7.970	1*
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	7.970	8.000	1*
Putnam VT Equity Income Fund - Class IB
2017	N/A	N/A	N/A	N/A	N/A	N/A	18.917	21.045	1*	N/A	N/A	N/A
Putnam VT George Putnam Balanced Fund - Class IB
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Putnam VT Global Health Care Fund - Class IB
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.182	9.121	5
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.121	11.305	5
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.305	11.394	4
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.394	11.076	4
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	18.817	23.305	1*
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	23.305	24.708	1*
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	24.708	21.545	1*
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	21.545	24.435	1*
A-20

	with EEB and Step-Up			with EEB			with Step-Up			with EGMDB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
Putnam VT Growth & Income(13)
2008	N/A	N/A	N/A	N/A	N/A	N/A	9.905	7.712	1*	12.926	7.794	1*
2009	N/A	N/A	N/A	N/A	N/A	N/A	7.712	9.833	1*	7.794	9.953	1*
2010	N/A	N/A	N/A	N/A	N/A	N/A	9.833	11.046	1*	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	11.046	10.345	1*	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	10.345	12.104	1*	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	12.104	16.131	1*	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	16.131	17.546	1*	15.962	17.891	1*
2015	N/A	N/A	N/A	N/A	N/A	N/A	17.546	15.937	1*	17.891	16.274	1*
2016	N/A	N/A	N/A	N/A	N/A	N/A	15.937	18.004	1*	16.274	18.411	1*
QS Variable Conservative Growth - Class II
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Templeton Global Bond VIP Fund - Class 2
2008	N/A	N/A	N/A	12.117	12.403	4	11.912	12.425	5	11.958	12.492	19
2009	N/A	N/A	N/A	12.403	14.451	5	12.425	14.484	7	12.492	14.583	29
2010	N/A	N/A	N/A	14.451	16.236	5	14.484	16.281	11	14.583	16.417	21
2011	N/A	N/A	N/A	16.236	15.799	7	16.281	15.851	11	16.417	16.008	16
2012	N/A	N/A	N/A	15.799	17.846	9	15.851	17.914	11	16.008	18.118	15
2013	N/A	N/A	N/A	17.846	17.805	8	17.914	17.881	10	18.118	18.112	13
2014	N/A	N/A	N/A	17.805	17.799	7	17.881	17.884	10	18.112	18.142	12
2015	N/A	N/A	N/A	17.799	16.720	7	17.884	16.809	8	18.142	17.077	12
2016	N/A	N/A	N/A	16.720	16.896	8	16.809	16.994	8	17.077	17.291	12
2017	N/A	N/A	N/A	16.896	16.906	8	16.994	17.012	8	17.291	17.336	9
Templeton Growth VIP Fund - Class 2
2008	N/A	N/A	N/A	N/A	N/A	N/A	15.047	8.524	9	15.215	8.632	30
2009	N/A	N/A	N/A	N/A	N/A	N/A	8.524	10.975	7	8.632	11.132	28
2010	N/A	N/A	N/A	N/A	N/A	N/A	10.975	11.577	7	11.132	11.759	25
2011	N/A	N/A	N/A	N/A	N/A	N/A	11.577	10.577	7	11.759	10.760	24
2012	N/A	N/A	N/A	N/A	N/A	N/A	10.577	12.577	7	10.760	12.813	22
2013	N/A	N/A	N/A	N/A	N/A	N/A	12.577	16.160	6	12.813	16.488	21
2014	N/A	N/A	N/A	N/A	N/A	N/A	16.160	15.424	6	16.488	15.762	20
2015	N/A	N/A	N/A	N/A	N/A	N/A	15.424	14.166	5	15.762	14.498	17
2016	N/A	N/A	N/A	N/A	N/A	N/A	14.166	15.252	5	14.498	15.633	15
2017	N/A	N/A	N/A	N/A	N/A	N/A	15.252	17.752	5	15.633	18.222	12
*	The numbers of accumulation units less than 1000 were rounded up to one.
(1) On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSGA S&P 500 Index Fund Subaccount.
(2) On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP Mondrian International Value Fund Subaccount.
(3) On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP BlackRock Inflation Protected Bond Fund Subaccount.
(4) Effective October 9, 2010, the Delaware VIP® Trend Series was reorganized into the Delaware VIP® Smid Cap Core Series. The values in the table for periods prior to the date of the reorganization reflect investments in the Delaware VIP® Trend Series.
(5) On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSGA Small-Cap Index Fund Subaccount.
(6) On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSGA International Index Fund Subaccount.
(7) Effective June 15, 2009, the LVIP UBS Global Asset Allocation Fund was reorganized into the LVIP Delaware Wealth Builder Fund. The values in the table for periods prior to the date of the reorganization reflect investments in the LVIP UBS Global Asset Allocation Fund.
(8) Effective July 30, 2010, the LVIP Wilshire Aggressive Profile Fund was restructured into the LVIP SSGA Global Tactical Allocation Managed Volatility Fund. The values in the table for periods prior to the date of the restructuring reflect investments in the LVIP Wilshire Aggressive Profile Fund.
(9) On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSGA Moderate Structured Allocation Fund Subaccount.
(10) Effective March 27, 2015, the MFS VIT Core Equity Series was reorganized into the MFS VIT II Core Equity Portfolio. The values in the table for periods prior to the date of the reorganization reflect investments in the MFS VIT Core Equity Series.
(11) On December 9, 2016, this Subaccount was closed and the values were transferred to the LVIP SSGA International Managed Volatility Fund Subaccount.
(12) On December 9, 2016, this Subaccount was closed and the values were transferred to the LVIP Blended Mid Cap Managed Volatility Fund Subaccount.
(13) Effective May 15, 2017, the Putnam Growth & Income Fund was reorganized into the Putnam Equity Income Fund.
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Appendix B — Discontinued Death Benefits and Living Benefit Riders
The Death Benefits and Living Benefit Riders described in this Appendix are no longer available. This Appendix contains important information for Contractowners who purchased their contract and one of the following Death Benefits or Living Benefit Riders.
Death Benefits
5% Step-Up Death Benefit. This Death Benefit option is no longer available unless you had elected it prior to January 15, 2003. If the 5% Step-Up Death Benefit is in effect, the Death Benefit paid will be the greater of the Death Benefit under the EGMDB or the accumulation of all Purchase Payments minus the accumulation of all withdrawals. These Purchase Payments and withdrawals are accumulated at an annual rate of 5% from the date of the transaction to the earlier of the date of death of the deceased person or the contract anniversary immediately preceding the deceased person's 81st birthday. Each transaction is accumulated separately to a maximum of 200% of the transaction. The accumulation as of the contract anniversary immediately preceding the 81st birthday of the deceased Contractowner, joint owner or Annuitant will then be increased by Purchase Payments made on or subsequent to that contract anniversary and decreased by withdrawals on or subsequent to the contract anniversary.
After a contract is issued, the Contractowner may discontinue the 5% Step-Up Death Benefit at any time by completing the Change of Death Benefit form and sending it to us. The benefit will be discontinued as of the Valuation Date we receive the request, and the Death Benefit will be the EGMDB. We will stop deducting the charge for the 5% Step-Up as of that date. See Charges and Other Deductions. If you discontinue the benefit, it cannot be reinstated. There is an additional charge for this Death Benefit.
Estate Enhancement Benefit Rider (EEB Rider). The amount of Death Benefit payable under this rider is the greatest of the following amounts:
•	the current Contract Value as of the Valuation Date we approve the payment of the claim; or
•	the sum of all Purchase Payments reduced by the sum of all withdrawals; or
•	the highest Contract Value on any contract anniversary (including the inception date) (determined before the allocation of any Purchase Payments on that contract anniversary) prior to the 81st birthday of the deceased Contractowner, joint owner (if applicable), or Annuitant and prior to the death of the Contractowner, joint owner or Annuitant for whom a death claim is approved for payment. The highest Contract Value is adjusted for certain transactions. It is increased by Purchase Payments made on or after that contract anniversary on which the highest Contract Value is obtained. It is decreased by withdrawals subsequent to that contract anniversary date on a dollar for dollar basis; or
•	(Only if this rider is elected in combination with the 5% Step-up Death Benefit): The accumulation of all Purchase Payments minus the accumulation of all withdrawals at an annual rate of 5% from the date of the transaction to the earlier of the date of death of the deceased person or the contract anniversary immediately preceding the deceased person’s 81st birthday. Each transaction is accumulated separately to a maximum of 200% of the transaction. The accumulation as of the contract anniversary immediately preceding the 81st birthday of the deceased Contractowner, joint owner or Annuitant will then be increased by Purchase Payments made on or subsequent to that contract anniversary and decreased by withdrawals on or subsequent to the contract anniversary; or
•	the current Contract Value as of the Valuation Date we approve the payment of the claim plus an amount equal to the Enhancement Rate times the lesser of:
•	the contract earnings; or
•	the covered earnings limit.
Note: If there are no contract earnings, there will not be an amount provided under this item.
All references to withdrawals include deductions for any applicable charges associated with those withdrawals (a Market Value Adjustment, for example) and premium taxes, if any.
The Enhancement Rate is based on the age of the oldest Contractowner, joint owner (if applicable), or Annuitant on the date when the rider becomes effective. If the oldest is under age 70, the rate is 40%. If the oldest is age 70 to 75, the rate is 25%. The EEB rider is not available if the oldest Contractowner, joint owner (if applicable), or Annuitant is age 76 or older at the time the rider would become effective.
Contract earnings equal:
•	the Contract Value as of the date of death of the individual for whom a death claim is approved by us for payment; minus
•	the Contract Value as of the effective date of this rider (determined before the allocation of any Purchase Payments on that date); minus
•	each Purchase Payment that is made to the contract on or after the effective date of the rider, and prior to the date of death of the individual for whom a death claim is approved for payment; plus
•	any contractual basis that has previously been withdrawn, which is the amount by which each withdrawal made on or after the effective date of the rider, and prior to the date of death of the individual for whom a death claim is approved for payment, exceeded the contract earnings immediately prior to the withdrawal.
The previously withdrawn contractual basis associated with each withdrawal made on or after the effective date of the rider is an amount equal to the greater of $0 and (A), where
(A)	is the amount of the withdrawal minus the greater of $0 and (B); where
(B)	is the result of [(i) - (ii)]; where
(i)	is the Contract Value immediately prior to the withdrawal; and
(ii)	is the amount of Purchase Payments made into the contract prior to the withdrawal.
The covered earnings limit equals 200% of:
•	the Contract Value as of the effective date of this rider (determined before the allocation of any Purchase Payments on that date); plus
•	each Purchase Payment that is made to the contract on or after the effective date of the rider, and prior to the date of death of the individual for whom a death claim is approved for payment, and prior to the contract anniversary immediately preceding the 76th birthday of the oldest of the Contractowner, joint owner (if applicable) or Annuitant; minus
•	any contractual basis that has previously been withdrawn, which is the amount by which each withdrawal made on or after the effective date of the rider, and prior to the date of death of the individual for whom a death claim is approved for payment, exceeded the contract earnings immediately prior to the withdrawal.
The previously withdrawn contractual basis associated with each withdrawal made on or after the effective date of the rider is an amount equal to the greater of $0 and (A), where
(A)	is the amount of the withdrawal minus the greater of $0 and (B); where
(B)	is the result of [(i) - (ii)]; where
(i)	is the Contract Value immediately prior to the withdrawal; and
(ii)	is the amount of Purchase Payments made into the contract prior to the withdrawal.
The EEB rider may not be terminated unless you surrender the contract or the contract is in the Annuity Payout period.
Accumulated Benefit Enhancement (ABESM).
Whenever this ABESM Death Benefit is in effect, the Death Benefit amount will be greater than the Death Benefit chosen under the contract and this ABESM Death Benefit. Any Death Benefit will be paid in a manner defined within the contract (see the discussions on Death Benefits Before the Annuity Commencement Date and General Death Benefit Information in this prospectus).
Upon the death of any Contractowner, joint owner or Annuitant, the ABESM Death Benefit will be equal to the sum of all Purchase Payments made under the new contract, plus the Enhancement Amount minus all withdrawals, including any applicable charges and any premium tax incurred. However, if the death occurs in the first Contract year, only 75% of the Enhancement Amount will be used to calculate the ABESM Death Benefit.
The ABESM Enhancement Amount is equal to the excess of the prior contract’s documented Death Benefit(s) over the actual cash surrender value received by us. However, we will impose a limit on the prior contract’s Death Benefit equal to the lesser of:
•	140% of the prior contract’s cash value; or
•	the prior contract’s cash value plus $400,000.
In addition, if the actual cash surrender value received by us was less than 95% of the documented cash value from the prior insurance company, the prior contract’s Death Benefit was reduced proportionately according to the reduction in cash value amounts.
Under the new contract, upon the death of any Contractowner, joint owner or Annuitant who was not a Contractowner or Annuitant on the effective date of the new contract, the ABESM Death Benefit will be equal to the Contract Value under the new contract as of the date the death claim is approved by use for payment (unless the change occurred because of the death of a Contractowner, joint owner or Annuitant). If any Contractowner, joint owner or Annuitant is changed due to a death and the new Contractowner, joint owner or Annuitant is age 76 or older when added to the contract, then the ABESM Death Benefit for this new Contractowner, joint owner or Annuitant will be equal to the Contract Value as of the date the death claim is approved by us for payment.
The ABESM Death Benefit will terminate on the earliest of:
•	the Valuation Date the selected Death Benefit option of the contract is changed; or
•	the Annuity Commencement Date.
It is important to realize that even with the ABESM Enhancement Amount, your Death Benefit will in many cases be less than the Death Benefit from your prior company.

Charges and Deductions for Discontinued Living Benefit Riders
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) Charge. If you elect a Living Benefit Rider, there is a charge associated with that rider for as long as the rider is in effect.
Lincoln Lifetime IncomeSM Advantage 2.0 is an older version of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) which is still currently available. For more information about Lincoln Lifetime IncomeSM Advantage 2.0 please see Living Benefit Riders – Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk).
The charge rates for the riders listed above are:
	Current Initial Annual Charge Rate		Guaranteed Maximum Annual Charge Rate
	Single Life	Joint Life	Single Life	Joint Life
Lincoln Lifetime IncomeSM Advantage 2.0	1.05% (0.2625% quarterly)	1.25% (0.3125% quarterly)	2.00%	2.00%

The charge:
•	is based on the Income Base (initial Purchase Payment if purchased at contract issue, or Contract Value at the time of election) as increased for subsequent Purchase Payments, Automatic Annual Step-ups, enhancements, and as decreased for Excess Withdrawals; and
•	may increase every Benefit Year upon an Automatic Annual Step-up or an enhancement. (You may opt out of this increase – see details below.)
The charge will be deducted from the Contract Value on a quarterly basis. The first deduction of the charge will occur on the Valuation Date on or next following the three-month anniversary of the rider’s effective date. This deduction will be made in proportion to the value in each Subaccount and fixed account, if any, of the contract on the Valuation Date the rider charge is assessed. The amount we deduct will increase or decrease as the Income Base increases or decreases, because the charge is based on the Income Base. Refer to Living Benefit Riders for a discussion and example of the impact of the changes to the Income Base.
The charge rate can change each time there is an Automatic Annual Step-up. Since the Automatic Annual Step-up could increase your Income Base every Benefit Year (if all conditions are met), the charge rate could also increase every Benefit Year, but the rate will never exceed the stated guaranteed maximum annual charge rate. If your charge rate is increased, you may opt out of the Automatic Annual Step-up by giving us notice within 30 days after the Benefit Year anniversary if you do not want your rate to change. If you opt out of the step-up, the charge rate and the Income Base will return to the value they were immediately prior to the step-up, adjusted for any additional Purchase Payments or Excess Withdrawals. This opt out will only apply for this particular Automatic Annual Step-up. You will need to notify us each time the charge rate increases if you want to opt out of subsequent Automatic Annual Step-ups.
The annual rider charge rate will increase to the then current rider charge rate not to exceed the guaranteed maximum annual charge rate, if after the first Benefit Year anniversary cumulative Purchase Payments added to the contract equal or exceed $100,000. You may not opt out of this rider charge rate increase. See Living Benefit Riders.
The charge will be discontinued upon termination of the rider. However, a portion of the rider charge, based on the number of days the rider was in effect that quarter, will be deducted upon termination of the rider (except for death), surrender of the contract, or the election of an Annuity Payout option, including i4LIFE® Advantage. If the Contract Value is reduced to zero, no further charge will be deducted.
i4LIFE® Advantage Guaranteed Income Benefit Charge for Contractowners who transition from a Prior Rider. If you have elected Lincoln Lifetime IncomeSM Advantage 2.0 (“Prior Rider”), you may carry over certain features of that Prior Rider to transition to the applicable version of i4LIFE® Advantage Guaranteed Income Benefit. If you make this transition, your current charge rate of the Prior Rider will be the initial charge rate for your i4LIFE® Advantage Guaranteed Income Benefit rider.
This section applies to all of the transitions listed in the following chart. The charges and calculations described earlier in the i4LIFE® Advantage Guaranteed Income Benefit Charge section will not apply.

If your Prior Rider is...	you will transition to...	and the current initial charge rate for your Guaranteed Income Benefit rider is…
Lincoln Lifetime IncomeSM Advantage 2.0	i4LIFE® Advantage Guaranteed Income Benefit (version 4)	1.05% (0.2625% quarterly) single life option 1.25% (0.3125% quarterly) joint life option
The initial charge is a percentage of the greater of the Income Base from the Prior Rider or the Account Value. The charge for i4LIFE® Advantage Guaranteed Income Benefit is deducted quarterly, starting with the first three-month anniversary of the effective date of i4LIFE® Advantage and every three months thereafter. The total Separate Account Annual Expense charge for the Death Benefit you have elected on your base contract also applies: 1.65% for the EGMDB . Contractowners are guaranteed that in the future the guaranteed maximum charge rate for i4LIFE® Advantage Guaranteed Income Benefit will be the guaranteed maximum charge rate that was in effect at the time they purchased the Prior Rider.
The charge will not change unless there is an automatic step-up of the Guaranteed Income Benefit (described in the i4LIFE® Advantage section of this prospectus). At such time, the dollar amount of the charge will increase by a two part formula: 1) the charge will increase by the same percentage that the Guaranteed Income Benefit payment increased and 2) the charge will also increase by the percentage of any increase to the Prior Rider current charge rate. (The Prior Rider charge rate continues to be used as a factor in determining the i4LIFE® Advantage Guaranteed Income Benefit charge.) This means that the charge may change annually. The charge may also be reduced if a withdrawal above the Regular Income Payment is taken. The dollar amount of the rider charge will be reduced in the same proportion that the withdrawal reduced the Account Value. The annual dollar amount is divided by four (4) to determine the quarterly charge.
See i4LIFE® Advantage Guaranteed Income Benefit for Contractowners who transition from a Prior Rider in the prospectus for an example of how the initial i4LIFE® Advantage Guaranteed Income Benefit charge for purchasers of a Prior Rider could be calclulated.
Lincoln Lifetime IncomeSM Advantage Charge. While this rider is in effect, there is a charge for Lincoln Lifetime IncomeSM Advantage. The current annual rider charge rate is 0.90% of the Guaranteed Amount (0.225% quarterly) for the Lincoln Lifetime IncomeSM Advantage single life or joint life option. For riders purchased before January 20, 2009, the current annual charge rate will increase from 0.75% to 0.90% upon the earlier of (a) the next Automatic Annual Step-up of the Guaranteed Amount or (b) the next Benefit Year anniversary if cumulative Purchase Payments received after the first Benefit Year anniversary equal or exceed $100,000. If the Lincoln Lifetime IncomeSM Advantage Plus is purchased, an additional 0.15% is added, for a total current cost of 1.05% of the Guaranteed Amount. See Appendix B – Lincoln Lifetime IncomeSM Advantage – Guaranteed Amount for a description of the calculation of the Guaranteed Amount.
The charge is based on the Guaranteed Amount as increased for subsequent Purchase Payments, Automatic Annual Step-ups, 5% Enhancements, and the 200% step-up and decreased for withdrawals. The 200% step-up is not available for riders purchased on and after October 5, 2009. We will deduct the cost of this rider from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the effective date of the rider. This deduction will be made in proportion to the value in each Subaccount of the contract on the Valuation Date the rider charge is assessed. For riders purchased on and after March 2, 2009, the charge is also deducted in proportion to the value in the fixed account used for dollar cost averaging purposes. The amount we deduct will increase or decrease as the Guaranteed Amount increases or decreases, because the charge is based on the Guaranteed Amount. Refer to Appendix B – Lincoln Lifetime IncomeSM Advantage – Guaranteed Amount for a discussion and example of the impact of the changes to the Guaranteed Amount.
Since the Automatic Annual Step-up could increase your Guaranteed Amount every Benefit Year (if all conditions are met), the charge rate could also increase every Benefit Year, but the rate will never exceed the guaranteed maximum annual charge rate of 1.50%. If your charge rate is increased, you may opt out of the Automatic Annual Step-up by giving us notice within 30 days after the Benefit Year anniversary if you do not want your rate to change. If you opt out of the step-up, the charge rate and the Guaranteed Amount will return to the value they were immediately prior to the step-up, adjusted for additional Purchase Payments or Excess Withdrawals, if any. This opt-out will only apply for this particular Automatic Annual Step-up and is not available if additional Purchase Payments would cause your charge to increase. You will need to notify us each time the charge rate increases if you want to opt out of subsequent Automatic Annual Step-ups.
An increase in the Guaranteed Amount as a result of the 5% Enhancement or 200% step-up will not cause an increase in the annual rider charge rate but will increase the dollar amount of the charge.
Once cumulative additional Purchase Payments into your annuity contract after the first Benefit Year equal or exceed $100,000, any additional Purchase Payment will cause the charge rate for your rider to change to the current charge rate in effect on the next Benefit Year anniversary, but the charge rate will never exceed the guaranteed maximum annual charge rate. The new charge rate will become effective on the Benefit Year anniversary.

The rider charge will be discontinued upon termination of the rider. A portion of the rider charge, based on the number of days the rider was in effect that quarter, will be deducted upon termination of the rider (except for death) or surrender of the contract.
If the Guaranteed Amount is reduced to zero while the Contractowner is receiving a lifetime Maximum Annual Withdrawal, no rider charge will be deducted.
If you purchased Lincoln Lifetime IncomeSM Advantage Plus Option, an additional 0.15% of the Guaranteed Amount will be added to the Lincoln Lifetime IncomeSM Advantage charge for a total current charge rate of 1.05% applied to the Guaranteed Amount. This total charge rate (which may change as discussed above) is in effect until the seventh Benefit Year anniversary. If you exercise your Plus Option, this entire rider and its charge will terminate. If you do not exercise the Plus Option, after the seventh Benefit Year anniversary, the 0.15% charge for the Plus Option will be removed and the Lincoln Lifetime IncomeSM Advantage rider and charge will continue. If you make a withdrawal prior to the seventh Benefit Year anniversary, you will not be able to exercise the Plus Option, but the additional 0.15% charge will remain on your contract until the seventh Benefit Year anniversary.
Guaranteed Income Benefit Charge for Lincoln Lifetime IncomeSM Advantage purchasers. For purchasers of Lincoln Lifetime IncomeSM Advantage who terminate their rider and purchase i4LIFE® Advantage Guaranteed Income Benefit (version 2 or 3), the Guaranteed Income Benefit which is purchased with i4LIFE® Advantage is subject to a current annual charge rate of 0.50% of the Account Value, which is added to the i4LIFE®Advantage charge rate for a total current charge rate of the Account Value, computed daily as follows: 2.40% for the i4LIFE® Advantage Account Value Death Benefit; and 2.60% for the i4LIFE® Advantage EGMDB.
Purchasers of Lincoln Lifetime IncomeSM Advantage are guaranteed that in the future the guaranteed maximum charge for the Guaranteed Income Benefit will be the guaranteed maximum charge then in effect at the time that they purchase Lincoln Lifetime IncomeSM Advantage.
The Guaranteed Income Benefit charge rate will not change unless you elect an additional step-up period during which the Guaranteed Income Benefit is stepped-up to 75% of the current Regular Income Payment (described later). At the time you elect a new step-up period, the charge rate will change to the current charge rate in effect at that time (if the current charge rate has changed) up to the guaranteed maximum annual charge rate of 1.50% of the Account Value. If we automatically administer the step-up period election for you and your charge rate is increased, you may ask us to reverse the step-up period election by giving us notice within 30 days after the date on which the step-up period election occurred. If we receive this notice, we will decrease the charge rate, on a going forward basis, to the charge rate in effect before the step-up period election occurred. Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. You will have no more step-ups unless you notify us that you wish to start a new step-up period (described in the i4LIFE® Advantage section of this prospectus).
After the Periodic Income Commencement Date, if the Guaranteed Income Benefit is terminated, the Guaranteed Income Benefit annual charge will also terminate but the i4LIFE® Advantage charge will continue.
Lincoln SmartSecurity® Advantage Charge. While this rider is in effect, there is a charge for Lincoln SmartSecurity® Advantage. The current annual charge rate is:
1.	0.85% of the Guaranteed Amount (0.2125% quarterly) for Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option (the current annual charge rate will increase to 0.85% upon the next election of a step-up of the Guaranteed Amount); or
2.	0.85% of the Guaranteed Amount (0.2125% quarterly) for Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up, single life option (and also the prior version of Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up) (for riders purchased prior to December 3, 2012, the current annual charge rate will increase from 0.65% to 0.85% at the end of the 10-year annual step-up period if a new 10-year period is elected); or
3.	1.00% of the Guaranteed Amount (0.25% quarterly) for Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up, joint life option (for riders purchased prior to December 3, 2012, the current annual charge rate will increase from 0.80% to 1.00% at the end of the 10-year annual step-up period if a new 10-year period is elected). See Appendix B – Lincoln SmartSecurity® Advantage – Guaranteed Amount for a description of the calculation of the Guaranteed Amount.
The charge is based on the Guaranteed Amount (initial Purchase Payment if purchased at contract issue, or Contract Value at the time of election) as increased for subsequent Purchase Payments and step-ups and decreased for withdrawals. We will deduct the cost of this rider from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the effective date of the rider. This deduction will be made in proportion to the value in each Subaccount and any fixed account of the contract on the Valuation Date the rider charge is assessed. In Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option and the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up (without the single or joint life option), the charge may be deducted in proportion to the value in the fixed account as well. The amount we deduct will increase or decrease as the Guaranteed Amount increases or decreases, because the charge is based on the Guaranteed Amount. Refer to Appendix B – Lincoln SmartSecurity® Advantage – Guaranteed Amount for a discussion and example of the impact of changes to the Guaranteed Amount.
Under the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option, the Guaranteed Amount will automatically step-up to the Contract Value on each Benefit Year anniversary up to and including the 10th Benefit Year if conditions are met as described in the

Lincoln SmartSecurity® Advantage section. Additional 10-year periods of step-ups may be elected. The annual rider charge rate will not change upon each automatic step-up of the Guaranteed Amount within the 10-year period.
If you elect to step-up the Guaranteed Amount for another 10-year step-up period (including if we administer the step-up election for you or if you make a change from a joint life to a single life option after a death or divorce), a portion of the rider charge, based on the number of days prior to the step-up, will be deducted on the Valuation Date of the step-up based on the Guaranteed Amount immediately prior to the step-up. This deduction covers the cost of the rider from the time of the previous deduction to the date of the step-up. After a Contractowner's step-up, we will deduct the rider charge for the stepped-up Guaranteed Amount on a quarterly basis, beginning on the Valuation Date on or next following the three-month anniversary of the step-up. At the time of the elected step-up, the rider charge rate will change to the current charge rate in effect at that time (if the current charge rate has changed), but it will never exceed the guaranteed maximum annual charge rate of 0.95% of the Guaranteed Amount for the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option or 1.50% of the Guaranteed Amount for the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option. If you never elect to step-up your Guaranteed Amount, your rider charge rate will never change, although the amount we deduct will change as the Guaranteed Amount changes. The rider charge will be discontinued upon the earlier of the Annuity Commencement Date, election of i4LIFE® Advantage or termination of the rider. A portion of the rider charge, based on the number of days the rider was in effect that quarter, will be deducted upon termination of the rider (except upon death) or surrender of the contract.
Rider Charge Waiver. For the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option, after the later of the fifth anniversary of the effective date of the rider or the fifth anniversary of the most recent step-up of the Guaranteed Amount, the rider charge may be waived. For the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option, no rider charge waiver is available with the single life and joint life options. The earlier version of the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option has a waiver charge provision which may occur after the fifth Benefit Year anniversary following the last automatic step-up opportunity.
Whenever the above conditions are met, on each Valuation Date the rider charge is to be deducted, if the total withdrawals from the contract have been less than or equal to 10% of the sum of: (1) the Guaranteed Amount on the effective date of this rider or on the most recent step-up date; and (2) Purchase Payments made after the step-up, then the quarterly rider charge will be waived. If the withdrawals have been more than 10%, then the rider charge will not be waived.
4LATER® Advantage Charge. Prior to the Periodic Income Commencement Date (which is defined as the Valuation Date the initial Regular Income Payment under i4LIFE® Advantage is determined), the annual 4LATER® charge rate is currently 0.65% of the Income Base. For riders purchased before January 20, 2009, the current annual charge rate will increase from 0.50% to 0.65% upon the next election to reset the Income Base. The Income Base (an amount equal to the initial Purchase Payment if purchased at contract issue, or Contract Value at the time of election if elected after the contract effective date), as adjusted, is a value that will be used to calculate the 4LATER® Guaranteed Income Benefit. The Income Base is increased for subsequent Purchase Payments, automatic 15% enhancements and resets, and decreased for withdrawals. An amount equal to the quarterly 4LATER® rider charge rate multiplied by the Income Base will be deducted from the Subaccounts on every three-month anniversary of the later of the 4LATER® rider effective date or the most recent reset of the Income Base. This deduction will be made in proportion to the value in each Subaccount on the Valuation Date the 4LATER® rider charge is assessed. The amount we deduct will increase as the Income Base increases, because the charge is based on the Income Base. As described in more detail below, the only time the Income Base will change is when there are additional Purchase Payments, withdrawals, automatic enhancements at the end of the 3-year waiting periods or in the event of a reset to the current Account Value.
Upon a reset of the Income Base, a portion of the rider charge, based on the number of days prior to the reset, will be deducted on the Valuation Date of the reset based on the Income Base immediately prior to the reset. This deduction covers the cost of the 4LATER® rider from the time of the previous deduction to the date of the reset. After the reset, we will deduct the 4LATER® rider charge for the reset Income Base on a quarterly basis, beginning on the Valuation Date on or next following the three-month anniversary of the reset. At the time of the reset, the annual charge rate will be the current charge rate in effect at the time of reset. At the time of each reset (whether you elect the reset or we administer the reset for you), the annual charge rate will change to the current charge rate in effect at the time of the reset, not to exceed the guaranteed maximum charge rate of 1.50% of the Income Base. At the time of reset, a new Waiting Period will begin. Subsequent resets may be elected at the end of each new Waiting Period. The reset will be effective on the next Valuation Date after notice of the reset is approved by us. If you never elect to reset your Income Base, your 4LATER® rider charge rate will never change, although the amount we deduct will change as your Income Base changes.
Prior to the Periodic Income Commencement Date, a portion of the 4LATER® rider charge, based on the number of days the rider was in effect that quarter, will be deducted upon termination of the 4LATER® rider for any reason other than death. On the Periodic Income Commencement Date, a portion of the 4LATER® rider charge, based on the number of days the rider was in effect that quarter, will be made to cover the cost of 4LATER® since the previous deduction.
i4LIFE® Advantage with 4LATER® Guaranteed Income Benefit Charge for Contractowners who transition from 4LATER® Advantage. The 4LATER® Guaranteed Income Benefit current annual rider charge rate for purchasers who previously purchased 4LATER® Advantage is 0.65% of the Account Value, which is added to the i4LIFE® Advantage charge rate for a total current charge rate of the

Account Value, computed daily as follows: 2.55% for the i4LIFE® Advantage Account Value Death Benefit; and 2.75% for the i4LIFE® Advantage EGMDB. (For riders purchased before January 20, 2009, the current annual charge rate is 0.50%, but will increase to 0.65% upon the next election to reset the Income Base.) These charges apply only during the i4LIFE® Advantage payout phase.
On and after the Periodic Income Commencement Date, the 4LATER® Guaranteed Income Benefit charge will be added to the i4LIFE® Advantage charge rate as a daily percentage of average Account Value. This is a change to the calculation of the 4LATER® charge because after the Periodic Income Commencement Date, when the 4LATER® Guaranteed Income Benefit is established, the Income Base is no longer applicable. The 4LATER® charge rate is the same immediately before and after the Periodic Income Commencement Date; however, the charge is multiplied by the Income Base (on a quarterly basis) prior to the Periodic Income Commencement Date and then multiplied by the average daily Account Value after the Periodic Income Commencement Date.
After the Periodic Income Commencement Date, the 4LATER® Guaranteed Income Benefit charge rate will not change unless the Contractowner elects additional 15-year step-up periods during which the 4LATER® Guaranteed Income Benefit is stepped-up to 75% of the current Regular Income Payment. At the time of a reset of the 15-year step-up period, the 4LATER® Guaranteed Income Benefit charge rate will change to the current charge rate in effect at that time (if the current charge rate has changed) up to the guaranteed maximum annual charge rate of 1.50% of Account Value. After we administer this election, you have 30 days to notify us if you wish to reverse the election (because you do not wish to incur the additional cost). If we receive this notice, we will decrease the charge rate, on a going forward basis, to the charge rate in effect before the step-up occurred.
After the Periodic Income Commencement Date, if the 4LATER® Guaranteed Income Benefit is terminated, the 4LATER® Guaranteed Income Benefit annual charge will also terminate but the i4LIFE® Advantage charge will continue.
Discontinued Living Benefit Riders
Lincoln Lifetime IncomeSM Advantage
The Lincoln Lifetime IncomeSM Advantage rider provides minimum, guaranteed, periodic withdrawals for your life as Contractowner/Annuitant (single life option) or for the lives of you as Contractowner/Annuitant and your spouse as joint owner or primary Beneficiary (joint life option) regardless of the investment performance of the contract, provided that certain conditions are met. The Contractowner, Annuitant or Secondary Life may not be changed while this rider is in effect (except if the Secondary Life assumes ownership of the contract upon death of the Contractowner), including any sale or assignment of the contract as collateral. A minimum guaranteed amount (Guaranteed Amount) is used to calculate the periodic withdrawals from your contract, but is not available as a separate benefit upon death or surrender. The Guaranteed Amount is equal to the initial Purchase Payment (or Contract Value if elected after contract issue) increased by subsequent Purchase Payments, Automatic Annual Step-ups, 5% Enhancements and the step-up to 200% of the initial Guaranteed Amount (if applicable to your contract) and decreased by withdrawals in accordance with the provisions set forth below. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. No additional Purchase Payments are allowed if the Contract Value decreases to zero for any reason.
This rider provides annual withdrawals of 5% of the initial Guaranteed Amount called Maximum Annual Withdrawal amounts. With the single life option, you may receive Maximum Annual Withdrawal amounts for your lifetime. If you purchased the joint life option, Maximum Annual Withdrawal amounts for the lifetimes of you and your spouse are available. Withdrawals in excess of the Maximum Annual Withdrawal amount and any withdrawals prior to age 59 (for the single life option) or age 65 (for the joint life option) may significantly reduce your Maximum Annual Withdrawal amount. Withdrawals will also negatively impact the availability of the 5% Enhancement, the 200% step-up (if applicable to your contract) and Lincoln Lifetime IncomeSM Advantage Plus. These options are discussed below in detail.
An additional option, Lincoln Lifetime IncomeSM Advantage Plus, provides that on the seventh Benefit Year anniversary, provided you have not made any withdrawals, you may choose to cancel your Lincoln Lifetime IncomeSM Advantage rider and receive an increase in your Contract Value of an amount equal to the excess of your initial Guaranteed Amount (and Purchase Payments made within 90 days of rider election) over your Contract Value. This option guarantees at least a return of your initial Purchase Payment after 7 years. Lincoln Lifetime IncomeSM Advantage Plus must have been purchased with Lincoln Lifetime IncomeSM Advantage. Lincoln Lifetime IncomeSM Advantage Plus is discussed in detail below.
By purchasing the Lincoln Lifetime IncomeSM Advantage rider, you will be limited in how you can invest in the Subaccounts in your contract. In addition, the fixed account is not available except for use with dollar cost averaging. See The Contracts – Investment Requirements – Option 3 if you purchased Lincoln Lifetime IncomeSM Advantage on or after January 20, 2009. See The Contracts – Investment Requirements – Option 2 if you purchased Lincoln Lifetime IncomeSM Advantage prior to January 20, 2009.
Lincoln Life offers other optional riders available for purchase with its variable annuity contracts. These riders provide different methods to take income from your Contract Value and may provide certain guarantees. These riders are fully discussed in this prospectus. There are differences between the riders in the features provided as well as the charge structure. In addition, the purchase of one rider may impact the availability of another rider. Information about the relationship between Lincoln Lifetime IncomeSM Advantage and these other riders is also included in this prospectus (see i4LIFE® Advantage option). Not all riders will be available at all times.
We have designed the rider to protect you from outliving your Contract Value. If the rider terminates or you (and your spouse, if applicable) die before your Contract Value is reduced to zero, neither you nor your estate will receive any lifetime withdrawals from us under the rider. We limit your withdrawals to the Maximum Annual Withdrawal amount and impose Investment Requirements in order to minimize the risk that your Contract Value will be reduced to zero before your (or your spouse’s) death.
If the rider was elected at contract issue, then the rider was effective on the contract’s effective date. If the rider was elected after the contract was issued the rider became effective on the next Valuation Date following approval by us. You cannot simultaneously elect Lincoln Lifetime IncomeSM Advantage with any other Living Benefit Rider.
Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. If you Benefit Year anniversary falls on a day that the New York Stock Exchange is closed, any benefit calculations scheduled to occur on that anniversary will occur on the next Valuation Date.
Guaranteed Amount. The Guaranteed Amount is a value used to calculate your withdrawal benefit under this rider. The Guaranteed Amount is not available to you as a lump sum withdrawal or a Death Benefit. The initial Guaranteed Amount varies based on when you elect the rider. If you elected the rider at the time you purchased the contract, the initial Guaranteed Amount equals your initial Purchase Payment . If you elected the rider after we issued the contract, the initial Guaranteed Amount equals the Contract Value on the effective date of the rider. The maximum Guaranteed Amount is $10,000,000. This maximum takes into consideration the total guaranteed amounts under the Living Benefit Riders from all Lincoln Life contracts (or contracts issued by our affiliates) in which you (or spouse if joint life option) are the covered life.
Additional Purchase Payments automatically increase the Guaranteed Amount by the amount of the Purchase Payment (not to exceed the maximum Guaranteed Amount); for example, a $10,000 additional Purchase Payment will increase the Guaranteed Amount by $10,000. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. If after the first Benefit Year cumulative additional Purchase Payments equal or exceed $100,000 the charge for Lincoln Lifetime IncomeSM Advantage will change to the then current charge in effect on the next Benefit Year anniversary. The charge will never exceed the guaranteed maximum annual charge. Additional Purchase Payments will not be allowed if the Contract Value decreases to zero for any reason including market loss.
The following example demonstrates the impact of additional Purchase Payments on the Lincoln Lifetime IncomeSM Advantage charge:
Initial Purchase Payment	$100,000
Additional Purchase Payment in Year 2	$95,000	No change to charge
Additional Purchase Payment in Year 3	$50,000	Charge will be the then current charge
Additional Purchase Payment in Year 4	$25,000	Charge will be the then current charge
Each withdrawal reduces the Guaranteed Amount as discussed below.
5% Enhancement to the Guaranteed Amount. On each Benefit Year anniversary, the Guaranteed Amount, minus Purchase Payments received in the preceding Benefit Year, will be increased by 5% if the Contractowner/Annuitant (as well as the spouse if the joint life option is in effect) is under 86 and the rider is within the 10 year period described below. Additional Purchase Payments must be invested in the contract at least one Benefit Year before the 5% Enhancement will be made on the portion of the Guaranteed Amount equal to that Purchase Payment. Any Purchase Payments made within the first 90 days after the effective date of the rider will be included in the Guaranteed Amount for purposes of receiving the 5% Enhancement on the first Benefit Year anniversary.
Note: The 5% Enhancement is not available in any Benefit Year there is a withdrawal from Contract Value including a Maximum Annual Withdrawal amount. A 5% Enhancement will occur in subsequent years after a withdrawal only under certain conditions. If you are eligible (as defined below) for the 5% Enhancement in the next year, the enhancement will not occur until the Benefit Year anniversary of that year.
The following is an example of the impact of the 5% Enhancement on the Guaranteed Amount :
Initial Purchase Payment = $100,000; Guaranteed Amount = $100,000
Additional Purchase Payment on day 30 = $15,000; Guaranteed Amount = $115,000
Additional Purchase Payment on day 95 = $10,000; Guaranteed Amount = $125,000
On the first Benefit Year anniversary, the Guaranteed Amount is $130,750 (= $115,000 x 1.05 + $10,000). The $10,000 Purchase Payment on day 95 is not eligible for the 5% Enhancement until the second Benefit Year anniversary.

The 5% Enhancement will be in effect for 10 years from the effective date of the rider. The 5% Enhancement will cease upon the death of the Contractowner/Annuitant or upon the death of the survivor of the Contractowner or spouse (if joint life option is in effect) or when the oldest of these individuals reaches age 86. A new 10-year period will begin each time an Automatic Annual Step-up to the Contract Value occurs as described below. As explained below, the 5% Enhancement and Automatic Annual Step-up will not occur in the same year. If the Automatic Annual Step-up provides a greater increase to the Guaranteed Amount, you will not receive the 5% Enhancement. The 5% Enhancement cannot increase the Guaranteed Amount above the maximum Guaranteed Amount of $10,000,000. For riders purchased prior to January 20, 2009, the 5% Enhancement will be in effect for 15 years from the effective date of the rider, and a new 15-year period will begin following each Automatic Annual Step-up.
Any withdrawal from the Contract Value limits the 5% Enhancement as follows:
a.	The 5% Enhancement will not occur on any Benefit Year anniversary in which there is a withdrawal, including a Maximum Annual Withdrawal amount, from the contract during that Benefit Year. The 5% Enhancement will occur on the following Benefit Year anniversary if no other withdrawals are made from the contract and the rider is within the 10-year period as long as the Contractowner/Annuitant (single life option) is 59 or older or the Contractowner and spouse (joint life option) are age 65 or older.
b.	If the Contractowner/Annuitant (single life option) is under age 59 or the Contractowner or spouse (joint life option) is under age 65, and a withdrawal is made from the contract, the 5% Enhancement will not occur again until an Automatic Annual Step-Up to the Contract Value (as described below) occurs.
An example of the impact of a withdrawal on the 5% Enhancement is included in the Withdrawals section below.
If your Guaranteed Amount is increased by the 5% Enhancement on the Benefit Year anniversary, your charge rate for the rider will not change. However, the amount you pay for the rider will increase since the charge for the rider is based on the Guaranteed Amount.
Automatic Annual Step-ups of the Guaranteed Amount. The Guaranteed Amount will automatically step-up to the Contract Value on each Benefit Year anniversary if:
a.	the Contractowner/Annuitant (single life option), or the Contractowner and spouse (joint life option) are both still living and under age 86; and
b.	the Contract Value on that Benefit Year anniversary, after the deduction of any withdrawals (including the rider charge and account fee), plus any Purchase Payments made on that date is greater than the Guaranteed Amount after the 5% Enhancement (if any) or 200% step-up (if any, as described below).
If you decline the Automatic Annual Step-up, you will receive the 200% step-up (if you are eligible as described below) or the 5% Enhancement (if you are eligible as specified above); however, a new 10-year period for 5% Enhancements will not begin. You may not decline the Automatic Annual Step-up, if applicable, if your additional Purchase Payments would cause your charge to increase. See the earlier Guaranteed Amount section.
Following is an example of how the Automatic Annual Step-ups and the 5% Enhancement will work (assuming no withdrawals or additional Purchase Payments and issue age above 59 (single life) or 65 (joint life)):
	Contract Value	Guaranteed Amount	Potential for Charge to Change	Length of 5% Enhancement Period
Initial Purchase Payment $50,000	$50,000	$50,000	No	10
1st Benefit Year anniversary	$54,000	$54,000	Yes	10
2nd Benefit Year anniversary	$53,900	$56,700	No	9
3rd Benefit Year anniversary	$57,000	$59,535	No	8
4th Benefit Year anniversary	$64,000	$64,000	Yes	10
On the first Benefit Year anniversary, the Automatic Annual Step-up increased the Guaranteed Amount to the Contract Value of $54,000 since the increase in the Contract Value is greater than the 5% Enhancement amount of $2,500 (5% of $50,000). On the second Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $54,000 = $2,700). On the third Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $56,700 = $2,835). On the fourth Benefit Year anniversary, the Automatic Annual Step-up to the Contract Value was greater than the 5% Enhancement amount of $2,977 (5% of $59,535) and a new 10-year Enhancement Period began.
An Automatic Annual Step-up cannot increase the Guaranteed Amount beyond the maximum Guaranteed Amount of $10,000,000.
Step-up to 200% of the initial Guaranteed Amount. If you purchased Lincoln Lifetime IncomeSM Advantage on or after October 5, 2009, the 200% step-up will not be available. For Contractowners who purchased Lincoln Lifetime IncomeSM Advantage on or after January 20, 2009 but before October 5, 2009, on the Benefit Year anniversary after you (single life) or the younger of you and your spouse (joint life) reach age 65, or the rider has been in effect for 10 years, whichever event is later, we will step-up your Guaranteed

Amount to 200% of your initial Guaranteed Amount (plus any Purchase Payments made within 90 days of rider election), less any withdrawals, if this would increase your Guaranteed Amount to an amount higher than that provided by the 5% Enhancement or the Automatic Annual Step-up for that year, if applicable. (You will not also receive the 5% Enhancement or Automatic Annual Step-up if the 200% step-up applies.) This step-up will not occur if:
1.	any withdrawal was made prior to age 59 (single life) or age 65 (joint life);
2.	an Excess Withdrawal (defined below) has occurred; or
3.	cumulative withdrawals totaling more than 10% of the initial Guaranteed Amount (plus Purchase Payments within 90 days of rider election) have been made (even if these withdrawals were within the Maximum Annual Withdrawal amount).
For example, assume the initial Guaranteed Amount is $200,000. A $10,000 Maximum Annual Withdrawal was made at age 65 and at age 66. If one more $10,000 Maximum Annual Withdrawal was made at age 67, the step-up would not be available since withdrawals cannot exceed $20,000 (10% of $200,000).
If you purchased Lincoln Lifetime IncomeSM Advantage prior to January 20, 2009, you will not be eligible to receive the 200% step-up of the Guaranteed Amount until the Benefit Year anniversary after you (single life) or the younger of you and your spouse (joint life) reach age 70, or the rider has been in effect for 10 years, whichever event is later.
This Step-up is only available one time and it will not occur if, on the applicable Benefit Year anniversary, your Guaranteed Amount exceeds 200% of your initial Guaranteed Amount (plus Purchase Payments within 90 days of rider election). Required minimum distributions (RMDs) from qualified contracts may adversely impact this benefit because you may have to withdraw more than 10% of your initial Guaranteed Amount. See the terms governing RMDs in the Maximum Annual Withdrawal Amount section below.
This step-up will not cause a change to the charge rate for your rider. However, the amount you pay for the rider will increase since the charge is based on the Guaranteed Amount.
The following example demonstrates the impact of this step-up on the Guaranteed Amount:
Initial Purchase Payment at age 55 = $200,000; Guaranteed Amount = $200,000; Maximum Annual Withdrawal amount = $10,000.
After ten years, at age 65, the Guaranteed Amount is $272,339 (after applicable 5% Enhancements and two $10,000 Maximum Annual Withdrawal Amounts) and the Contract Value is $250,000. Since the Guaranteed Amount is less than $360,000 ($200,000 initial Guaranteed Amount reduced by the two $10,000 withdrawals x 200%), the Guaranteed Amount is increased to $360,000.
The 200% step-up (if applicable to your contract) cannot increase the Guaranteed Amount beyond the maximum Guaranteed Amount of $10,000,000.
Maximum Annual Withdrawal Amount. You may make periodic withdrawals up to the Maximum Annual Withdrawal amount each Benefit Year for your (Contractowner) lifetime (single life option) or the lifetimes of you and your spouse (joint life option) as long as you are at least age 59 (single life option) or you and your spouse are both at least age 65 (joint life option) and your Maximum Annual Withdrawal amount is greater than zero.
On the effective date of the rider, the Maximum Annual Withdrawal amount is equal to 5% of the initial Guaranteed Amount. If you do not withdraw the entire Maximum Annual Withdrawal amount during a Benefit Year, there is no carryover of the extra amount into the next Benefit Year.
If your Contract Value is reduced to zero because of market performance, withdrawals equal to the Maximum Annual Withdrawal amount will continue automatically for your life (and your spouse if applicable under joint life option) under the Maximum Annual Withdrawal Amount Annuity Payment Option (discussed later). You may not withdraw the remaining Guaranteed Amount in a lump sum.
Note: if any withdrawal is made, the 5% Enhancement is not available during that Benefit Year and Lincoln Lifetime IncomeSM Advantage Plus is not available (see below). Withdrawals may also negatively impact the 200% step-up (see above).
The tax consequences of withdrawals are discussed in Federal Tax Matters section of this prospectus.
All withdrawals you make, whether or not within the Maximum Annual Withdrawal amount, will decrease your Contract Value.
The Maximum Annual Withdrawal amount will be doubled, called the Nursing Home Enhancement, during a Benefit Year when the Contractowner/Annuitant is age 59 or older or the Contractowner and spouse (joint life option), are both age 65 or older, and one is admitted into an accredited nursing home or equivalent health care facility. The Nursing Home Enhancement applies if the admittance into such facility occurs 60 months or more after the effective date of the rider (36 months or more for Contractowners who purchased this rider prior to January 20, 2009), the individual was not in the nursing home in the year prior to the effective date of the rider, and upon entering the nursing home, the person has been then confined for at least 90 consecutive days. Proof of nursing home confinement will be required each year. If you leave the nursing home, your Maximum Annual Withdrawal amount will be reduced by 50% starting after the next Benefit Year anniversary.

The requirements of an accredited nursing home or equivalent health care facility are set forth in the Nursing Home Enhancement Claim Form. The criteria for the facility include, but are not limited to: providing 24 hour a day nursing services; an available physician; an employed nurse on duty or call at all times; maintains daily clinical records; and able to dispense medications. This does not include an assisted living or similar facility. For riders purchased on or after January 20, 2009, the admittance to a nursing home must be pursuant to a plan of care provided by a licensed health care practitioner, and the nursing home must be located in the United States.
The remaining references to the 5% Maximum Annual Withdrawal amount also include the Nursing Home Enhancement Maximum Annual Withdrawal amount.
The Maximum Annual Withdrawal amount is increased by 5% of any additional Purchase Payments . For example, if the Maximum Annual Withdrawal amount of $2,500 (5% of $50,000 Guaranteed Amount) is in effect and an additional Purchase Payment of $10,000 is made , the new Maximum Annual Withdrawal amount is $3,000 ($2,500 + 5% of $10,000).
5% Enhancements, Automatic Annual Step-ups and the 200% step-up (if applicable to your contract) will cause a recalculation of the eligible Maximum Annual Withdrawal amount to the greater of:
a.	the Maximum Annual Withdrawal amount immediately prior to the 5% Enhancement, Automatic Annual Step-up or 200% step-up; or
b.	5% of the Guaranteed Amount on the Benefit Year anniversary.
See the chart below for examples of the recalculation.
The Maximum Annual Withdrawal amount from both Lincoln Lifetime IncomeSM Advantage and Lincoln SmartSecurity® Advantage under all Lincoln Life contracts (or contracts issued by our affiliates) applicable to you (or your spouse if joint life option) can never exceed 5% of the maximum Guaranteed Amount.
Withdrawals after age 59 (Single Life Option) or age 65 (Joint Life Option). If the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) after age 59 (single life) or age 65 (joint life) are within the Maximum Annual Withdrawal amount, then:
1.	the withdrawal will reduce the Guaranteed Amount by the amount of the withdrawal on a dollar-for-dollar basis, and
2.	the Maximum Annual Withdrawal amount will remain the same.
The impact of withdrawals prior to age 59 or age 65 will be discussed later in this section. The following example illustrates the impact of Maximum Annual Withdrawals on the Guaranteed Amount and the recalculation of the Maximum Annual Withdrawal amount (assuming no additional Purchase Payments and the Contractowner (single life) is older than 59 and the Contractowner and spouse (joint life) are both older than 65):
	Contract Value	Guaranteed Amount	Maximum Annual Withdrawal Amount
Initial Purchase Payment $50,000	$50,000	$50,000	$2,500
1st Benefit Year anniversary	$54,000	$54,000	$2,700
2nd Benefit Year anniversary	$51,000	$51,300	$2,700
3rd Benefit Year anniversary	$57,000	$57,000	$2,850
4th Benefit Year anniversary	$64,000	$64,000	$3,200
The initial Maximum Annual Withdrawal amount is equal to 5% of the Guaranteed Amount. Since withdrawals occurred each year (even withdrawals within the Maximum Annual Withdrawal amount), the 5% Enhancement of the Guaranteed Amount was not available. However, each year the Automatic Annual Step-up occurred (first, third and fourth anniversaries), the Maximum Annual Withdrawal amount was recalculated to 5% of the current Guaranteed Amount.
Withdrawals from Individual Retirement Annuity contracts will be treated as within the Maximum Annual Withdrawal amount (even if they exceed the 5% Maximum Annual Withdrawal amount) only if the withdrawals are taken in systematic installments of the amount needed to satisfy the RMD rules under Internal Revenue Code Section 401(a)(9). In addition, in order for this exception for RMDs to apply, the following must occur:
1.	Lincoln’s automatic withdrawal service is used to calculate and pay the RMD;
2.	The RMD calculation must be based only on the value in this contract;
3.	No withdrawals other than RMDs are made within that Benefit Year (except as described in next paragraph); and
4.	This contract is not a beneficiary IRA.
If your RMD withdrawals during a Benefit Year are less than the Maximum Annual Withdrawal amount, an additional amount up to the Maximum Annual Withdrawal amount may be withdrawn. If a withdrawal, other than an RMD is made during the Benefit Year, then all amounts withdrawn in excess of the Maximum Annual Withdrawal amount, including amounts attributed to RMDs, will be treated as Excess Withdrawals (see below).
Distributions from qualified contracts are generally taxed as ordinary income. Distributions from nonqualified contracts that are includable in gross income are also generally taxed as ordinary income. See Federal Tax Matters for information on determining what amounts are includable in gross income.
Excess Withdrawals. Excess Withdrawals are the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) that exceed the Maximum Annual Withdrawal amount. When Excess Withdrawals occur:
1.	The Guaranteed Amount is reduced by the same proportion that the Excess Withdrawal reduces the Contract Value. This means that the reduction in the Guaranteed Amount could be more than a dollar-for-dollar reduction.
2.	The Maximum Annual Withdrawal amount will be immediately recalculated to 5% of the new (reduced) Guaranteed Amount (after the proportionate reduction for the Excess Withdrawal); and
3.	The 200% step-up will never occur.
The following example demonstrates the impact of an Excess Withdrawal on the Guaranteed Amount and the Maximum Annual Withdrawal amount. A $12,000 withdrawal caused a $15,182 reduction in the Guaranteed Amount.
Prior to Excess Withdrawal:
Contract Value = $60,000
Guaranteed Amount = $85,000
Maximum Annual Withdrawal amount = $5,000 (5% of the initial Guaranteed Amount of $100,000)
After a $12,000 Withdrawal ($5,000 is within the Maximum Annual Withdrawal amount, $7,000 is the Excess Withdrawal):
The Contract Value and Guaranteed Amount are reduced dollar for dollar for the Maximum Annual Withdrawal amount of $5,000:
Contract Value = $55,000
Guaranteed Amount = $80,000
The Contract Value is reduced by the $7,000 Excess Withdrawal and the Guaranteed Amount is reduced by 12.73%, the same proportion that the Excess Withdrawal reduced the $55,000 Contract Value ($7,000 / $55,000)
Contract Value = $48,000
Guaranteed Amount = $69,818 ($80,000 x 12.73% = $10,182; $80,000 - $10,182 = $69,818)
Maximum Annual Withdrawal amount = $3,491 (5% of $69,818)
In a declining market, withdrawals that exceed the Maximum Annual Withdrawal amount may substantially deplete or eliminate your Guaranteed Amount and reduce or deplete your Maximum Annual Withdrawal amount. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value.
Withdrawals before age 59/65. If any withdrawal is made prior to the time the Contractowner is age 59 (single life) or the Contractowner and spouse (joint life) are both age 65, including withdrawals equal to Maximum Annual Withdrawal amounts, the following will occur:
1.	The Guaranteed Amount will be reduced in the same proportion that the entire withdrawal reduced the Contract Value (this means that the reduction in the Guaranteed Amount could be more than a dollar-for-dollar reduction);
2.	The Maximum Annual Withdrawal amount will be immediately recalculated to 5% of the new (reduced) Guaranteed Amount;
3.	The 5% Enhancement to the Guaranteed Amount is not available until after an Automatic Annual Step-up to the Contract Value occurs. This Automatic Annual Step-up will not occur until the Contract Value exceeds the Guaranteed Amount on a Benefit Year anniversary (see the 5% Enhancement section above); and
4.	The 200% step-up will never occur.
The following is an example of the impact of a withdrawal prior to age 59 for single or age 65 for joint:
•	$100,000 Purchase Payment
•	$100,000 Guaranteed Amount
•	A 10% market decline results in a Contract Value of $90,000
•	$5,000 Maximum Annual Withdrawal amount
If a $5,000 withdrawal is made before age 59, the Guaranteed Amount will be $94,444 ($100,000 reduced by 5.56% ($5,000/$90,000) and the new Maximum Annual Withdrawal amount is $4,722 (5% x $94,444).

In a declining market, withdrawals prior to age 59 (or 65 if Joint Life) may substantially deplete or eliminate your Guaranteed Amount and reduce or deplete your Maximum Annual Withdrawal amount.
Lincoln Lifetime IncomeSM Advantage Plus. If you have purchased Lincoln Lifetime IncomeSM Advantage Plus (“Plus Option”), on the seventh Benefit Year anniversary, you may elect to receive an increase in your Contract Value equal to the excess of your initial Guaranteed Amount (plus any Purchase Payments made within 90 days of the rider effective date), over your current Contract Value. Making this election will terminate the Plus Option as well as Lincoln Lifetime IncomeSM Advantage and the total charge for this rider and you will have no further rights to Maximum Annual Withdrawal amounts or any other benefits under this rider. You have 30 days after the seventh Benefit Year anniversary to make this election, but you will receive no more than the difference between the Contract Value and the initial Guaranteed Amount (plus any Purchase Payments within 90 days of the rider effective date) on the seventh Benefit Year anniversary.
You may not elect to receive an increase in Contract Value if any withdrawal is made, including Maximum Annual Withdrawal amounts or RMDs, prior to the seventh Benefit Year anniversary. If you make a withdrawal prior to the seventh Benefit Year anniversary, the charge for this Plus Option (in addition to the Lincoln Lifetime IncomeSM Advantage charge) will continue until the seventh Benefit Year anniversary. After the seventh Benefit Year anniversary, the 0.15% charge for the Plus Option will be removed from your contract and the charge for your Lincoln Lifetime IncomeSM Advantage will continue.
If you do not elect to exercise the Plus Option, after the seventh Benefit Year anniversary, your Lincoln Lifetime IncomeSM Advantage and its charge will continue and the Plus Option 0.15% charge will be removed from your contract.
The following example illustrates the Plus Option upon the seventh Benefit Year anniversary:
Initial Purchase Payment of $100,000; Initial Guaranteed Amount of $100,000.
On the seventh Benefit Year anniversary, if the current Contract Value is $90,000; the Contractowner may choose to have $10,000 placed in the contract and the Plus Option (including the right to continue Lincoln Lifetime IncomeSM Advantage) will terminate at that time.
If you purchased the Lincoln Lifetime IncomeSM Advantage Plus option, you have limited investment options until the seventh Benefit Year anniversary as set forth in the Investment Requirements section of this prospectus. After the seventh Benefit Year anniversary, if your contract continues, you may invest in other Subaccounts in your contract, subject to the Investment Requirements applicable to your purchase date of Lincoln Lifetime IncomeSM Advantage.
Maximum Annual Withdrawal Amount Annuity Payout Option. If you are required to annuitize your Maximum Annual Withdrawal amount because you have reached the maturity date of the contract, the Maximum Annual Withdrawal Amount Annuity Payout Option is available.
The Maximum Annual Withdrawal Amount Annuity Payout Option is a fixed annuitization in which the Contractowner (and spouse if applicable) will receive annual annuity payments equal to the Maximum Annual Withdrawal amount for life (this option is different from other annuity payment options discussed in your prospectus, including i4LIFE® Advantage, which are based on your Contract Value). Payment frequencies other than annual may be available. You will have no other contract features other than the right to receive annuity payments equal to the Maximum Annual Withdrawal amount (including the Nursing Home Enhancement if you qualify) for your life or the life of you and your spouse for the joint life option.
If the Contract Value is zero and you have a remaining Maximum Annual Withdrawal amount, you will receive the Maximum Annual Withdrawal Amount Annuity Payment Option.
If you are receiving the Maximum Annual Withdrawal Amount Annuity Payout Option, your Beneficiary may be eligible for a final payment upon death of the single life or surviving joint life. To be eligible the Death Benefit option in effect immediately prior to the exercise of the Maximum Annual Withdrawal Amount Annuity Payout Option must not be the Account Value Death Benefit.
The final payment is equal to the sum of all Purchase Payments, decreased by withdrawals in the same proportion as the withdrawals reduce the Contract Value; withdrawals less than or equal to the Maximum Annual Withdrawal amount and payments under the Maximum Annual Withdrawal Annuity Payout Option will reduce the sum of the Purchase Payments dollar for dollar. If your Death Benefit option in effect immediately prior to the Maximum Annual Withdrawal Amount Annuity Payout Option provided for deduction for withdrawals on a dollar for dollar basis, then any withdrawals that occurred prior to the election of Lincoln Lifetime IncomeSM Advantage will reduce the sum of all Purchase Payments on a dollar for dollar basis.
Death Prior to the Annuity Commencement Date. Lincoln Lifetime IncomeSM Advantage has no provision for a payout of the Guaranteed Amount upon death of the Contractowners or Annuitant. In addition, Lincoln Lifetime IncomeSM Advantage provides no increase in value to the Death Benefit over and above what the Death Benefit provides in the base contract. At the time of death, if the Contract Value equals zero, no Death Benefit options (as described in the Death Benefit section of this prospectus) will be in effect. Election of Lincoln Lifetime IncomeSM Advantage does not impact the Death Benefit options available for purchase with your annuity contract. All Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The Contracts – Death Benefit.

Upon the death of the single life, Lincoln Lifetime IncomeSM Advantage will end and no further Maximum Annual Withdrawal amounts are available (even if there was a Guaranteed Amount in effect at the time of the death). Lincoln Lifetime IncomeSM Advantage Plus will also terminate, if in effect. If the Beneficiary elects to continue the contract after the death of the single life (through a separate provision of the contract), the Beneficiary may purchase a new Living Benefit Rider if available under the terms and charge in effect at the time of the new purchase. There is no carryover of the Guaranteed Amount.
Upon the first death under the joint life option, the lifetime payout of the Maximum Annual Withdrawal amount will continue for the life of the surviving spouse. The 5% Enhancement, 200% Step-up, Lincoln Lifetime IncomeSM Advantage Plus and Automatic Annual Step-up will continue if applicable as discussed above. Upon the death of the surviving spouse, Lincoln Lifetime IncomeSM Advantage will end and no further Maximum Annual Withdrawal amounts are available (even if there was a Guaranteed Amount in effect at the time of the death). Lincoln Lifetime IncomeSM Advantage Plus will also terminate, if in effect.
As an alternative, after the first death, the surviving spouse may choose to terminate the joint life option and purchase a new single life option, if available, under the terms and charge in effect at the time for a new purchase. The surviving spouse must be under age 65. In deciding whether to make this change, the surviving spouse should consider: 1) if the change will cause the Guaranteed Amount and the Maximum Annual Withdrawal amount to decrease and 2) if the single life rider option for new issues will provide an earlier age (59) to receive Maximum Annual Withdrawal amounts.
Impact of Divorce on Joint Life Option. In the event of a divorce, the Contractowner may terminate the joint life option and purchase a single life option, if available, (if the Contractowner is under age 65) at the current rider charge and the terms in effect for new sales of the single life option.
After a divorce, the Contractowner may keep the joint life option to have the opportunity to receive lifetime payouts for the lives of the Contractowner and a new spouse. This is only available if no withdrawals were made from the contract after the effective date of the rider up to and including the date the new spouse is added to the rider.
Termination. After the seventh anniversary of the effective date of the rider, the Contractowner may terminate the rider by notifying us in writing. Lincoln Lifetime IncomeSM Advantage will automatically terminate:
•	Upon exercise of the Lincoln Lifetime IncomeSM Advantage Plus option to receive an increase in the Contract Value equal to the excess of your initial Guaranteed Amount over the Contract Value;
•	on the Annuity Commencement Date (except payments under the Maximum Annual Withdrawal Amount Annuity Payment Option will continue if applicable);
•	upon the death under the single life option or the death of the surviving spouse under the joint life option;
•	when the Maximum Annual Withdrawal amount is reduced to zero; or
•	upon termination of the underlying annuity contract.
The termination will not result in any increase in Contract Value equal to the Guaranteed Amount. Upon effective termination of this rider, the benefits and charges within this rider will terminate.
If you terminate the rider, you must wait one year before you can elect any Living Benefit Rider available for purchase at that time. If you have elected to receive an increase in your Contract Value under Lincoln Lifetime IncomeSM Advantage Plus (after the seventh Benefit Year), you may elect a new Living Benefit Rider at any time.
i4LIFE® Advantage Guaranteed Income Benefit Option. Contractowners who previously elected Lincoln Lifetime IncomeSM Advantage may decide to later carry over their Guaranteed Amount to the applicable version of i4LIFE® Advantage Guaranteed Income Benefit. This decision must be made prior to the Annuity Commencement Date. Guaranteed Income Benefit (version 3) is available for Lincoln Lifetime IncomeSM Advantage riders purchased on or after October 6, 2008 and prior to October 31, 2010. Guaranteed Income Benefit (version 2) is available for Lincoln Lifetime IncomeSM Advantage riders purchased prior to October 6, 2008. You cannot have both i4LIFE® Advantage and another Living Benefit Rider in effect on your contract at the same time.
Lincoln SmartSecurity® Advantage
This benefit provides a minimum guaranteed amount (Guaranteed Amount) that you will be able to withdraw, in installments, from your contract. The Guaranteed Amount is equal to the initial Purchase Payment (or Contract Value if elected after contract issue) adjusted for subsequent Purchase Payments, step-ups and withdrawals in accordance with the provisions set forth below. There are two options that step-up the Guaranteed Amount to a higher level (the Contract Value at the time of the step-up):
Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up or
Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up
Under the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up, the Contractowner has the option to step-up the Guaranteed Amount after five years. With the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option, the Guaranteed Amount will automatically step up to the Contract Value, if higher, on each Benefit Year anniversary through the tenth anniversary. With the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up, the Contractowner can also initiate additional 10-year periods of automatic step-ups.
You may access this Guaranteed Amount through periodic withdrawals which are based on a percentage of the Guaranteed Amount. With the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up single life or joint life options, you also have the option to receive periodic withdrawals for your lifetime or for the lifetimes of you and your spouse. These options are discussed below in detail.
If you purchased this rider, you are limited in how much you can invest in certain Subaccounts. See The Contracts – Investment Requirements.
Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. If the Contractowner elects to step up the Guaranteed Amount (this does not include Automatic Annual Step-ups within a 10-year period), the Benefit Year will begin on the effective date of the step-up and each anniversary of the effective date of the step-up after that. The step-up will be effective on the next Valuation Date after notice of the step-up is approved by us. If your Benefit Year anniversary falls on a day that the New York Stock Exchange is closed, any benefit calculations scheduled to occur on that anniversary will occur on the next Valuation Date.
Guaranteed Amount. The Guaranteed Amount is a value used to calculate your withdrawal benefit under this rider. The Guaranteed Amount is not available to you as a lump sum withdrawal or a Death Benefit. The initial Guaranteed Amount varies based on when and how you elect the benefit. If you elected the benefit at the time you purchased the contract, the Guaranteed Amount equals your initial Purchase Payment. If you elected the benefit after we issued the contract, the Guaranteed Amount equals the Contract Value on the effective date of the rider. The maximum Guaranteed Amount is $5,000,000 under Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option and $10 million for Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option. This maximum takes into consideration the combined guaranteed amounts under the Living Benefit Riders of all Lincoln Life contracts (or contracts issued by our affiliates) in which you (and/or spouse if joint life option) are the covered lives.
Additional Purchase Payments automatically increase the Guaranteed Amount by the amount of the Purchase Payment (not to exceed the maximum); for example, a $10,000 additional Purchase Payment will increase the Guaranteed Amount by $10,000. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. Additional Purchase Payments will not be allowed if the Contract Value is zero.
Each withdrawal reduces the Guaranteed Amount as discussed below.
Step-ups of the Guaranteed Amount. Under the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option, the Guaranteed Amount will automatically step up to the Contract Value on each Benefit Year anniversary up to and including the tenth Benefit Year if:
a.	the Contractowner or joint owner is still living; and
b.	the Contract Value as of the Valuation Date, after the deduction of any withdrawals (including Market Value Adjustments), the rider charge and account fee plus any Purchase Payments made on that date is greater than the Guaranteed Amount immediately preceding the Valuation Date.
After the tenth Benefit Year anniversary, you may initiate another 10-year period of automatic step-ups by electing (in writing) to step-up the Guaranteed Amount to the greater of the Contract Value or the current Guaranteed Amount if:
a.	each Contractowner and Annuitant is under age 81; and
b.	the Contractowner or joint owner is still living.
If you choose, we will administer this election for you automatically, so that a new 10-year period of step-ups will begin at the end of each prior 10-year step-up period.
Following is an example of how the step-ups work in the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option, (assuming no withdrawals or additional Purchase Payments):
	Contract Value	Guaranteed Amount
Initial Purchase Payment $50,000	$50,000	$50,000
1st Benefit Year anniversary	$54,000	$54,000
2nd Benefit Year anniversary	$53,900	$54,000
3rd Benefit Year anniversary	$57,000	$57,000

Annual step-ups, if the conditions are met, will continue until (and including) the tenth Benefit Year anniversary. If you had elected to have the next 10-year period of step-ups begin automatically after the prior 10-year period, annual step-ups, if conditions are met, will continue beginning on the eleventh Benefit Year anniversary.
Under the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option, after the fifth anniversary of the rider, you may elect (in writing) to step-up the Guaranteed Amount to an amount equal to the Contract Value on the effective date of the step-up. Additional step-ups are permitted, but you must wait at least 5 years between each step-up.
Under both the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up and the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up options, Contractowner elected step-ups (other than automatic step-ups) will be effective on the next Valuation Date after we receive your request and a new Benefit Year will begin. Purchase Payments and withdrawals made after a step-up adjust the Guaranteed Amount. In the future, we may limit your right to step up the Guaranteed Amount to your Benefit Year anniversary dates. All step-ups are subject to the maximum Guaranteed Amount.
Withdrawals. You will have access to your Guaranteed Amount through periodic withdrawals up to the Maximum Annual Withdrawal amount each Benefit Year until the Guaranteed Amount equals zero.
On the effective date of the rider, the Maximum Annual Withdrawal amount is:
•	7% of the Guaranteed Amount under the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option; and
•	5% of the Guaranteed Amount under the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option.
If you do not withdraw the entire Maximum Annual Withdrawal amount during a Benefit Year, there is no carryover of the extra amount into the next Benefit Year. The Maximum Annual Withdrawal amount is increased by 7% or 5% (depending on your option) of any additional Purchase Payments. For example, if the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option with a Maximum Annual Withdrawal amount of $2,500 (5% of $50,000 Guaranteed Amount) is in effect and an additional Purchase Payment of $10,000 is made the new Maximum Annual Withdrawal amount is $3,000 ($2,500 + 5% of $10,000). Step-ups of the Guaranteed Amount (both automatic step-ups and step-ups elected by you) will step up the Maximum Annual Withdrawal amount to the greater of:
a.	the Maximum Annual Withdrawal amount immediately prior to the step-up; or
b.	7% or 5% (depending on your option) of the new (stepped up) Guaranteed Amount.
If the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) are within the Maximum Annual Withdrawal amount, then:
1.	the withdrawal will reduce the Guaranteed Amount by the amount of the withdrawal on a dollar-for-dollar basis; and
2.	the Maximum Annual Withdrawal amount will remain the same.
Withdrawals within the Maximum Annual Withdrawal amount are not subject to the Market Value Adjustment on the amount withdrawn from the fixed account, if applicable. See The Contracts - Fixed Side of the Contract. If the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option is in effect, withdrawals from IRA contracts will be treated as within the Maximum Annual Withdrawal amount (even if they exceed the 5% Maximum Annual Withdrawal amount) only if the withdrawals are taken in the form of systematic installments, as calculated by Lincoln, of the amount needed to satisfy the required minimum distribution rules under Internal Revenue Code Section 401(a)(9) for this Contract Value, and no other withdrawals are taken.
Distributions from qualified contracts are generally taxed as ordinary income. Distributions from nonqualified contracts that are includable in gross income are also generally taxed as ordinary income. See Federal Tax Matters for information on determining what amounts are includable in gross income.
When cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) exceed the Maximum Annual Withdrawal amount:
1.	The Guaranteed Amount is reduced to the lesser of:
•	the Contract Value immediately following the withdrawal; or
•	the Guaranteed Amount immediately prior to the withdrawal, less the amount of the withdrawal.
2.	The Maximum Annual Withdrawal amount will be the lesser of:
•	the Maximum Annual Withdrawal amount immediately prior to the withdrawal; or
•	the greater of:
•	7% or 5% (depending on your option) of the reduced Guaranteed Amount immediately following the withdrawal (as specified above when withdrawals exceed the Maximum Annual Withdrawal amount); or
•	7% or 5% (depending on your option) of the Contract Value immediately following the withdrawal; or
•	the new Guaranteed Amount.

The following example of the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option demonstrates the impact of an Excess Withdrawal on the Guaranteed Amount and the Maximum Annual Withdrawal amount. A $7,000 Excess Withdrawal caused a $32,000 reduction in the Guaranteed Amount.
Prior to Excess Withdrawal:
Contract Value = $60,000
Guaranteed Amount = $85,000
Maximum Annual Withdrawal = $5,000 (5% of the initial Guaranteed Amount of $100,000)
After a $7,000 Withdrawal:
Contract Value = $53,000
Guaranteed Amount = $53,000
Maximum Annual Withdrawal = $2,650
The Guaranteed Amount was reduced to the lesser of the Contract Value immediately following the withdrawal ($53,000) or the Guaranteed Amount immediately prior to the withdrawal, less the amount of the withdrawal ($85,000 - $7,000 = $78,000).
The Maximum Annual Withdrawal amount was reduced to the lesser of:
1.	Maximum Annual Withdrawal amount prior to the withdrawal ($5,000); or
2.	The greater of 5% of the new Guaranteed Amount ($2,650) or 5% of the Contract Value following the withdrawal ($2,650); or
3.	The new Guaranteed Amount ($53,000).
The lesser of these three items is $2,650.
In a declining market, Excess Withdrawals may substantially deplete or eliminate your Guaranteed Amount and reduce your Maximum Annual Withdrawal amount.
Under the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option for IRA contracts, the annual amount available for withdrawal within the Maximum Annual Withdrawal amount may not be sufficient to satisfy your required minimum distributions under the Internal Revenue Code. This is particularly true for individuals over age 84. Therefore, you may have to make withdrawals that exceed the Maximum Annual Withdrawal amount. Withdrawals over the Maximum Annual Withdrawal amount may quickly and substantially decrease your Guaranteed Amount and Maximum Annual Withdrawal amount, especially in a declining market. You should consult your tax advisor to determine if there are ways to limit the risks associated with those withdrawals. Such methods may involve the timing of withdrawals or foregoing step-ups of the Guaranteed Amount.
Excess Withdrawals will be subject to a Market Value Adjustment on the amount withdrawn from the fixed account. Refer to the Statement of Additional Information for an example of the Market Value Adjustment calculation.
Lifetime Withdrawals. (Available only with the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up single or joint life options and not the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option or the prior version of the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option). Payment of the Maximum Annual Withdrawal amount will be guaranteed for your (Contractowner) lifetime (single life option) or for the lifetimes of you (Contractowner) and your spouse (joint life option), as long as:
1.	No withdrawals are made before you (and your spouse if a joint life) are age 65; and
2.	An Excess Withdrawal (described above) has not reduced the Maximum Annual Withdrawal amount to zero.
If the lifetime withdrawal is not in effect, the Maximum Annual Withdrawal amount will last only until the Guaranteed Amount equals zero.
If any withdrawal is made prior to the time you (or both spouses) are age 65, the Maximum Annual Withdrawal amount will not last for the lifetime(s), except in the two situations described below:
1.	If a step-up of the Guaranteed Amount after age 65 causes the Maximum Annual Withdrawal amount to equal or increase from the immediately prior Maximum Annual Withdrawal amount. This typically occurs if the Contract Value equals or exceeds the highest, prior Guaranteed Amount. If this happens, the new Maximum Annual Withdrawal amount will automatically be available for the specified lifetime(s); or
2.	The Contractowner makes a one-time election to reset the Maximum Annual Withdrawal amount to 5% of the current Guaranteed Amount. This reset will occur on the first Valuation Date following the Benefit Year anniversary and will be based on the Guaranteed Amount as of that Valuation Date. This will reduce your Maximum Annual Withdrawal amount. A Contractowner would only choose this if the above situation did not occur. To reset the Maximum Annual Withdrawal amount, the following must occur:
a.	the Contractowner (and spouse if applicable) is age 65;
b.	the contract is currently within a 10-year automatic step-up period described above (or else a Contractowner submits a step-up request to start a new 10-year automatic step-up period) (the Contractowner must be eligible to elect a step-up; i.e., all Contractowners and the Annuitant must be alive and under age 81); and
c.	you have submitted this request to us in writing at least 30 days prior to the end of the Benefit Year.
As an example of these two situations, if you purchased the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up single life with $100,000, your initial Guaranteed Amount is $100,000 and your initial Maximum Annual Withdrawal amount is $5,000. If you make a $5,000 withdrawal at age 62, your Guaranteed Amount will decrease to $95,000. Since you did not satisfy the age 65 requirement, you do not have a lifetime Maximum Annual Withdrawal amount. If a step-up of the Guaranteed Amount after age 65 (either automatic or Contractowner-elected) causes the Guaranteed Amount to equal or exceed $100,000, then the Maximum Annual Withdrawal amount of $5,000 (or greater) will become a lifetime payout. This is the first situation described above. However, if the Guaranteed Amount has not been reset to equal or exceed the highest prior Guaranteed Amount, then you can choose the second situation described above if you are age 65 and the contract is within a 10-year automatic step-up period. This will reset the Maximum Annual Withdrawal amount to 5% of the current Guaranteed Amount; 5% of $95,000 is $4,750. This is your new Maximum Annual Withdrawal amount which can be paid for your lifetime unless Excess Withdrawals are made.
The tax consequences of withdrawals and annuity payments are discussed in Federal Tax Matters.
All withdrawals you make, whether or not within the Maximum Annual Withdrawal amount, will decrease your Contract Value. If the contract is surrendered, the Contractowner will receive the Contract Value (less any applicable charges, fees, and taxes) and not the Guaranteed Amount.
If your Contract Value is reduced to zero because of market performance, withdrawals equal to the Maximum Annual Withdrawal amount will continue for the life of you (and your spouse if applicable) if the lifetime withdrawals are in effect. If not, the Maximum Annual Withdrawal amount will continue until the Guaranteed Amount equals zero. You may not withdraw the remaining Guaranteed Amount in a lump sum.
Guaranteed Amount Annuity Payment Option. If you desire to annuitize your Guaranteed Amount, the Guaranteed Amount Annuity Payment Option is available.
The Guaranteed Amount Annuity Payment Option is a fixed annuitization in which the Contractowner (and spouse if applicable) will receive the Guaranteed Amount in annual annuity payments equal to the current 7% or 5% (depending on your option) Maximum Annual Withdrawal amount, including the lifetime Maximum Annual Withdrawals if in effect (this option is different from other annuity payment options discussed in this prospectus, including i4LIFE® Advantage, which are based on your Contract Value). Payment frequencies other than annual may be available. Payments will continue until the Guaranteed Amount equals zero and may continue until death if the lifetime Maximum Annual Withdrawal is in effect. This may result in a partial, final payment. You would consider this option only if your Contract Value is less than the Guaranteed Amount (and you don't believe the Contract Value will ever exceed the Guaranteed Amount) and you do not wish to keep your annuity contract in force other than to pay out the Guaranteed Amount. You will have no other contract features other than the right to receive annuity payments equal to the Maximum Annual Withdrawal amount until the Guaranteed Amount equals zero.
If the Contract Value is zero and you have a remaining Guaranteed Amount, you may not withdraw the remaining Guaranteed Amount in a lump sum, but must elect the Guaranteed Amount Annuity Payment Option.
Death Prior to the Annuity Commencement Date. There is no provision for a lump sum payout of the Guaranteed Amount upon death of the Contractowners or Annuitant. In addition, Lincoln SmartSecurity® Advantage provides no increase in value to the Death Benefit over and above what the Death Benefit provides in the base contract. At the time of death, if the Contract Value equals zero, no Death Benefit will be paid other than any applicable Maximum Annual Withdrawal amounts. All Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The Contracts – Death Benefit.
Upon the death of the single life under the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up – single life option, the lifetime payout of the Maximum Annual Withdrawal amount, if in effect, will end. If the contract is continued as discussed below, the Maximum Annual Withdrawal amount will continue until the Guaranteed Amount, if any, is zero. In the alternative, the surviving spouse can choose to become the new single life, if the surviving spouse is under age 81. This will cause a reset of the Guaranteed Amount and the Maximum Annual Withdrawal amount. The new Guaranteed Amount will equal the Contract Value on the date of the reset and the new Maximum Annual Withdrawal amount will be 5% of the new Guaranteed Amount. This also starts a new 10-year period of automatic step-ups. At this time, the charge for the rider will become the current charge in effect for the single life option. The surviving spouse will need to be 65 before taking withdrawals to qualify for a lifetime payout. In deciding whether to make this change, the surviving spouse should consider:
1.	the change a reset would cause to the Guaranteed Amount and the Maximum Annual Withdrawal amount;
2.	whether it is important to have Maximum Annual Withdrawal amounts for life or only until the Guaranteed Amount is reduced to zero; and

3.	the cost of the single life option.
Upon the first death under the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up – joint life option, the lifetime payout of the Maximum Annual Withdrawal amount, if in effect, will continue for the life of the surviving spouse. Upon the death of the surviving spouse, the lifetime payout of the Maximum Annual Withdrawal amount will end. However, if the spouse's Beneficiary elects to take the annuity Death Benefit in installments over life expectancy, the Maximum Annual Withdrawal amount will continue until the Guaranteed Amount, if any, is zero (see below for a non-spouse Beneficiary). As an alternative, after the first death, the surviving spouse may choose to change from the joint life option to the single life option, if the surviving spouse is under age 81. This will cause a reset of the Guaranteed Amount and the Maximum Annual Withdrawal amount. The new Guaranteed Amount will equal the Contract Value on the date of the reset and the new Maximum Annual Withdrawal amount will be 5% of the new Guaranteed Amount. This also starts a new 10-year period of automatic step-ups. At this time, the charge for the rider will become the current charge in effect for the single life option. In deciding whether to make this change, the surviving spouse should consider:
1.	if the reset will cause the Guaranteed Amount and the Maximum Annual Withdrawal amount to decrease; and
2.	if the cost of the single life option is less than the cost of the joint life option.
If the surviving spouse of the deceased Contractowner continues the contract, the remaining automatic step-ups under the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option, will apply to the spouse as the new Contractowner. Under the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option, the new Contractowner is eligible to elect to step up the Guaranteed Amount prior to the next available step-up date; however, all other conditions for the step-up apply and any subsequent step-up by the new Contractowner must meet all conditions for a step-up.
If a non-spouse Beneficiary elects to receive the Death Benefit in installments over life expectancy (thereby keeping the contract in force), the Beneficiary may continue the Lincoln SmartSecurity® Advantage if desired. Automatic step-ups under the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option will not continue and elective step-ups of the Guaranteed Amount under both options will not be permitted. In the event the Contract Value declines below the Guaranteed Amount (as adjusted for withdrawals of Death Benefit payments), the Beneficiary is assured of receiving payments equal to the Guaranteed Amount (as adjusted). Deductions for the rider charge will continue on a quarterly basis and will be charged against the remaining Guaranteed Amount. Note: there are instances where the required installments of the Death Benefit, in order to be in compliance with the Internal Revenue Code as noted above, may exceed the Maximum Annual Withdrawal amount, thereby reducing the benefit of this rider. If there are multiple Beneficiaries, each Beneficiary will be entitled to continue a share of the Lincoln SmartSecurity® Advantage equal to his or her share of the Death Benefit.
Impact of Divorce on Joint Life Option. In the event of a divorce, the Contractowner may change from a joint life option to a single life option (if available) (if the Contractowner is under age 81) at the current rider charge of the single life option. At the time of the change, the Guaranteed Amount will be reset to the current Contract Value and the Maximum Annual Withdrawal amount will equal 5% of this new Guaranteed Amount.
After a divorce, the Contractowner may keep the joint life option to have the opportunity to receive lifetime payouts for the lives of the Contractowner and a new spouse. This is only available if no withdrawals were made from the contract after the effective date of the rider up to and including the date the new spouse is added to the rider.
Termination. After the later of the fifth Benefit Year anniversary of the effective date of the rider or the fifth Benefit Year anniversary of the most recent Contractowner-elected step-up, including any step-up we administered for you, of the Guaranteed Amount, the Contractowner may terminate the rider by notifying us in writing. After this time, the rider will also terminate if the Contractowner fails to adhere to the Investment Requirements. Lincoln SmartSecurity® Advantage will automatically terminate:
•	on the Annuity Commencement Date (except payments under the Guaranteed Amount Annuity Payment Option will continue if applicable);
•	upon the election of i4LIFE® Advantage;
•	if the Contractowner or Annuitant is changed (except if the surviving spouse assumes ownership of the contract upon death of the Contractowner) including any sale or assignment of the contract or any pledge of the contract as collateral;
•	upon the last payment of the Guaranteed Amount unless the lifetime Maximum Annual Withdrawal is in effect;
•	when the Maximum Annual Withdrawal or Contract Value is reduced to zero due to an Excess Withdrawal; or
•	upon termination of the underlying annuity contract.
The termination will not result in any increase in Contract Value equal to the Guaranteed Amount. Upon effective termination of this rider, the benefits and charges within this rider will terminate.
If you terminate the rider, you must wait one year before you can purchase any Living Benefit Rider available for purchase at that time.
i4LIFE® Advantage Guaranteed Income Benefit Option. Contractowners who previously elected Lincoln SmartSecurity® Advantage may decide to later carry over their Guaranteed Amount to i4LIFE® Advantage Select Guaranteed Income Benefit. The charge (see Expense Table B), Guaranteed Income Benefit percentages, Access Period requirements, and Investment Requirements will be those that currently apply to new elections of i4LIFE® Advantage Select Guaranteed Income Benefit. This decision must be made prior to the Annuity Commencement date. You cannot have both i4LIFE® Advantage and another Living Benefit Rider in effect on your contract at the same time.
Accumulated Benefit Enhancement (ABESM) (Nonqualified contracts only). This benefit is no longer available. The ABESM Enhancement Amount was provided to eligible Contractowners of nonqualified i4LIFE® Advantage contracts only an ABESM Enhancement Amount, if requested at the time of application, at no additional charge, and if certain conditions were met.
Upon the death of any Contractowner, joint owner or Annuitant, the ABESM Enhancement Amount is payable in accordance with the terms of the i4LIFE® Advantage EGMDB Death Benefit.
The ABESM Enhancement Amount is equal to the excess of the prior contract’s documented Death Benefit(s) over the actual cash surrender value received by us. However, we will impose a limit on the prior contract’s Death Benefit equal to the lesser of:
•	140% of the prior contract’s cash value; or
•	the prior contract’s cash value plus $400,000.
In addition, if the actual cash surrender value we received was less than 95% of the documented cash value from the prior insurance company, the prior contract’s Death Benefit was reduced proportionately according to the reduction in cash value amounts.
Upon the death of any Contractowner or joint owner who was not a Contractowner on the effective date of the i4LIFE® Advantage EGMDB Death Benefit, the ABESM Enhancement Amount will be equal to zero (unless the change occurred because of the death of a Contractowner or joint owner). If any Contractowner or joint owner is changed due to a death and the new Contractowner or joint owner is age 76 or older when added to the contract, then the ABESM Enhancement Amount for this new Contractowner or joint owner will be equal to zero.
The ABESM Enhancement Amount will terminate on the Valuation Date the i4LIFE® Advantage EGMDB Death Benefit option of the contract is changed or terminated.
It is important to realize that even with the ABESM Enhancement Amount, your Death Benefit will in many cases be less than the Death Benefit from your prior company.
4LATER® Advantage
4LATER® Advantage (or “4LATER®”) is a rider that protects against market loss by providing you with a method to receive a minimum payout from your annuity. The rider provides an Income Base (described below) prior to the time you begin taking payouts from your annuity. If you elected 4LATER® Advantage, you must elect i4LIFE® Advantage with the 4LATER® Guaranteed Income Benefit to receive a benefit from 4LATER® Advantage. Election of this rider may limit how much you can invest in certain Subaccounts. See The Contracts – Investment Requirements.
4LATER® Advantage Before Payouts Begin
The following discussion applies to 4LATER® Advantage during the accumulation phase of your annuity, referred to as 4LATER®. This is prior to the time any payouts begin under i4LIFE® Advantage with the 4LATER® Guaranteed Income Benefit.
Income Base. The Income Base is a value established when you purchased a 4LATER® and will only be used to calculate the minimum payouts available under your contract at a later date. The Income Base is not available for withdrawals or as a Death Benefit. If you elected 4LATER® at the time you purchase the contract, the Income Base initially equals the Purchase Payments. If you elected 4LATER® after we issue the contract, the Income Base will initially equal the Contract Value on the 4LATER® effective date. Additional Purchase Payments automatically increase the Income Base by the amount of the Purchase Payments . After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. Additional Purchase Payments will not be allowed if the Contract Value is zero. Each withdrawal reduces the Income Base in the same proportion as the amount withdrawn reduces the Contract Value on the Valuation Date of the withdrawal.
As described below, during the accumulation phase, the Income Base will be automatically enhanced by 15% (adjusted for additional Purchase Payments and withdrawals as described in the Future Income Base section below) at the end of each Waiting Period. In addition, after the Initial Waiting Period, you may elect to reset your Income Base to the current Contract Value if your Contract Value has grown beyond the 15% enhancement. You may elect this reset on your own or you may choose to have Lincoln Life automatically reset the Income Base for you at the end of each Waiting Period. These reset options are discussed below. Then, when you are ready to elect i4LIFE® Advantage and establish the 4LATER® Guaranteed Income Benefit, the Income Base (if higher than the Contract Value) is used in the 4LATER® Advantage Guaranteed Income Benefit calculation.
Waiting Period. The Waiting Period is each consecutive 3-year period which begins on the 4LATER® Effective Date, or on the date of any reset of the Income Base to the Contract Value. At the end of each completed Waiting Period, the Income Base is increased by 15% (as adjusted for Purchase Payments and withdrawals) to equal the Future Income Base as discussed below. The Waiting Period is also the amount of time that must pass before the Income Base can be reset to the current Contract Value. A new Waiting Period begins after each reset and must be completed before the next 15% enhancement or another reset occurs.
Future Income Base. 4LATER® provides a 15% automatic enhancement to the Income Base after a 3-year Waiting Period. This enhancement will continue every 3 years until i4LIFE® Advantage is elected, you terminate 4LATER® or you reach the Maximum Income Base. See Maximum Income Base. During the Waiting Period, the Future Income Base is established to provide the value of this 15% enhancement on the Income Base. After each 3-year Waiting Period is satisfied, the Income Base is increased to equal the value of the Future Income Base. The 4LATER® charge will then be assessed on this newly adjusted Income Base, but the charge rate will not change.
Any Purchase Payment made after the 4LATER® Effective Date, but within 90 days of the contract effective date, will increase the Future Income Base by the amount of the Purchase Payment, plus 15% of that Purchase Payment.
Example:
Initial Purchase Payment	$100,000
Purchase Payment 60 days later	$10,000
Income Base	$110,000
Future Income Base (during the 1st Waiting Period)	$126,500	($110,000 x 115%)
Income Base (after 1st Waiting Period)	$126,500
New Future Income Base (during 2nd Waiting Period)	$145,475	($126,500 x 115%)
Any Purchase Payments made after the 4LATER® Effective Date and more than 90 days after the contract effective date will increase the Future Income Base by the amount of the Purchase Payment plus 15% of that Purchase Payment proportionately for the number of full years remaining in the current Waiting Period.
Example:
Income Base	$100,000
Purchase Payment in Year 2	$10,000
New Income Base	$110,000
Future Income Base (during 1st Waiting Period-Year 2)	$125,500	($100,000 x 115%) +
		($10,000 x 100%) +
		($10,000 x 15% x 1/3)
Income Base (after 1st Waiting Period)	$125,500
New Future Income Base (during 2nd Waiting Period)	$144,325	(125,500 x 115%)
Withdrawals reduce the Future Income Base in the same proportion as the amount withdrawn reduces the Contract Value on the Valuation Date of the withdrawal.
During any subsequent Waiting Periods, if you elect to reset the Income Base to the Contract Value, the Future Income Base will equal 115% of the Contract Value on the date of the reset and a new Waiting Period will begin. See Resets of the Income Base to the current Contract Value below.
In all situations, the Future Income Base is subject to the Maximum Income Base described below. The Future Income Base is never available to the Contractowner to establish a 4LATER® Advantage Guaranteed Income Benefit, but is the value the Income Base will become at the end of the Waiting Period.
Maximum Income Base. The Maximum Income Base is equal to 200% of the Income Base on the 4LATER® Effective Date. The Maximum Income Base will be increased by 200% of any additional Purchase Payments. In all circumstances, the Maximum Income Base can never exceed $10 million. This maximum takes into consideration the combined guaranteed amounts from any Living Benefit Riders under all Lincoln Life contracts (or contracts issued by our affiliates) owned by you or on which you are the Annuitant.
After a reset to the current Contract Value, the Maximum Income Base will equal 200% of the Contract Value on the Valuation Date of the reset not to exceed $10 million.
Each withdrawal will reduce the Maximum Income Base in the same proportion as the amount withdrawn reduces the Contract Value on the Valuation Date of the withdrawal.
Example:

Income Base	$100,000	Maximum Income Base	$200,000
Purchase Payment in Year 2	$ 10,000	Increase to Maximum Income Base	$ 20,000
New Income Base	$110,000	New Maximum Income Base	$220,000
Future Income Base after Purchase Payment	$125,500	Maximum Income Base	$220,000
Income Base (after 1st Waiting Period)	$125,500
Future Income Base (during 2nd Waiting Period)	$144,325	Maximum Income Base	$220,000
Contract Value in Year 4	$112,000
Withdrawal of 10%	$ 11,200
After Withdrawal (10% adjustment)
Contract Value	$100,800
Income Base	$112,950
Future Income Base	$129,892	Maximum Income Base	$198,000
Resets of the Income Base to the current Contract Value (“Resets”). You may elect to reset the Income Base to the current Contract Value at any time after the initial Waiting Period following: (a) the 4LATER® Effective Date or (b) any prior reset of the Income Base. Resets are subject to a maximum of $10 million and the Annuitant must be under age 81. You might consider resetting the Income Base if your Contract Value has increased above the Income Base (including the 15% automatic enhancements) and you want to lock-in this increased amount to use when setting the Guaranteed Income Benefit. If the Income Base is reset to the Contract Value, the 15% automatic enhancement will not apply until the end of the next Waiting Period.
This reset may be elected by sending a written request to our Home Office or by specifying at the time of purchase that you would like us to administer this reset election for you. If you want us to administer this reset for you, at the end of each 3-year Waiting Period, if the Contract Value is higher than the Income Base (after the Income Base has been reset to the Future Income Base), we will implement this election and the Income Base will be equal to the Contract Value on that date. We will notify you that a reset has occurred. This will continue until you elect i4LIFE® Advantage, the Annuitant reaches age 81, or you reach the Maximum Income Base. If we administer this reset election for you, you have 30 days after the election to notify us if you wish to reverse this election and have your Income Base increased to the Future Income Base instead. You may wish to reverse this election if you are not interested in the increased charge. If the Contract Value is less than the Income Base on any reset date, we will not administer this reset. We will not attempt to administer another reset until the end of the next 3-year Waiting Period; however, you have the option to request a reset during this period by sending a written request to our Home Office.
At the time of the reset, a new Waiting Period will begin. Subsequent resets may be elected at the end of each new Waiting Period. The reset will be effective on the next Valuation Date after notice of the reset is approved by us.
We reserve the right to restrict resets to Benefit Year anniversaries. The Benefit Year is the 12-month period starting with the 4LATER® Effective Date and starting with each anniversary of the 4LATER® Effective Date after that. If the Contractowner elects to reset the Income Base, the Benefit Year will begin on the effective date of the reset and each anniversary of the effective date of the reset after that.
Eligibility. To have purchased 4LATER® Advantage, the Annuitant must have been age 80 or younger. If you plan to elect i4LIFE® Advantage within three years of the issue date of 4LATER® Advantage, you will not receive the benefit of the Future Income Base. i4LIFE® Advantage with 4LATER® Guaranteed Income Benefit must be elected by age 85 for qualified contracts or age 99 for nonqualified contracts.
4LATER® Rider Effective Date. If 4LATER® was elected at contract issue, then it became effective on the contract's effective date. If 4LATER® was elected after the contract was issued, then it became effective on the next Valuation Date following approval by us.
4LATER® Guaranteed Income Benefit
When you are ready to elect i4LIFE® Advantage Regular Income Payments, the greater of the Income Base accumulated under 4LATER® or the Contract Value will be used to calculate the 4LATER® Guaranteed Income Benefit. The 4LATER® Guaranteed Income Benefit is a minimum payout floor for your i4LIFE® Advantage Regular Income Payments.
The Guaranteed Income Benefit will be determined by dividing the greater of the Income Base or Contract Value (or Guaranteed Amount if applicable) on the Periodic Income Commencement Date, by 1,000 and multiplying the result by the rate per $1,000 from the Guaranteed Income Benefit Table in your 4LATER® rider. If the Contract Value is used to establish the 4LATER® Guaranteed Income Benefit, this rate provides a Guaranteed Income Benefit not less than 75% of the initial i4LIFE® Advantage Regular Income Payment (which is also based on the Contract Value). If the Income Base is used to establish the Guaranteed Income Benefit (because it is larger than the Contract Value), the resulting Guaranteed Income Benefit will be more than 75% of the initial i4LIFE® Advantage Regular Income Payment.

If the amount of your i4LIFE® Advantage Regular Income Payment (which is based on your i4LIFE® Advantage Account Value) has fallen below the 4LATER® Guaranteed Income Benefit, because of poor investment results, a payment equal to the 4LATER® Guaranteed Income Benefit is the minimum payment you will receive. If the 4LATER® Guaranteed Income Benefit is paid, it will be paid with the same frequency as your i4LIFE® Advantage Regular Income Payment. If your Regular Income Payment is less than the 4LATER® Guaranteed Income Benefit, we will reduce your i4LIFE® Advantage Account Value by the Regular Income Payment plus an additional amount equal to the difference between your Regular Income Payment and the 4LATER® Guaranteed Income Benefit. This withdrawal from your Account Value will be made from the Subaccounts and the fixed account proportionately according to your investment allocations.
The following example illustrates how poor investment performance, which results in a Guaranteed Income Benefit payment, affects the i4LIFE® Account Value:
i4LIFE® Account Value before market decline	$135,000
i4LIFE® Account Value after market decline	$100,000
Guaranteed Income Benefit	$810
Regular Income Payment after market decline	$769
Account Value after market decline and Guaranteed Income Benefit payment	$99,190
If your Account Value reaches zero as a result of withdrawals to provide the 4LATER® Guaranteed Income Benefit, we will continue to pay you an amount equal to the 4LATER® Guaranteed Income Benefit.
When your Account Value reaches zero, your i4LIFE® Advantage Access Period will end and the i4LIFE® Advantage Lifetime Income Period will begin. Additional amounts withdrawn from the Account Value to provide the 4LATER® Guaranteed Income Benefit may terminate your Access Period earlier than originally scheduled and will reduce your Death Benefit. See i4LIFE® Advantage Death Benefits. After the Access Period ends, we will continue to pay the 4LATER® Guaranteed Income Benefit for as long as the Annuitant (or the Secondary Life, if applicable) is living (i.e., the i4LIFE® Advantage Lifetime Income Period). If your Account Value equals zero, no Death Benefit will be paid.
If the market performance in your contract is sufficient to provide Regular Income Payments at a level that exceeds the 4LATER® Guaranteed Income Benefit, the 4LATER® Guaranteed Income Benefit will never come into effect.
The 4LATER® Advantage Guaranteed Income Benefit will automatically step-up every three years to 75% of the then current Regular Income Payment, if that result is greater than the immediately prior 4LATER® Guaranteed Income Benefit. The step-up will occur on every third Periodic Income Commencement Date anniversary for 15 years. At the end of a 15-year step-up period, the Contractowner may elect a new 15-year step-up period by submitting a written request to the Home Office. If you prefer, when you start the Guaranteed Income Benefit, you can request that Lincoln Life administer this election for you.
Additional Purchase Payments cannot be made to your contract after the Periodic Income Commencement Date. The 4LATER® Guaranteed Income Benefit is reduced by withdrawals (other than Regular Income Payments) in the same proportion that the withdrawals reduce the Account Value. You may want to discuss the impact of additional withdrawals with your registered representative.
Termination. After the later of the third anniversary of the 4LATER® rider Effective Date or the most recent Reset, the 4LATER® rider may be terminated upon written notice to us. Prior to the Periodic Income Commencement Date, 4LATER® will automatically terminate upon any of the following events:
•	termination of the contract to which the 4LATER® rider is attached;
•	the change of or the death of the Annuitant (except if the surviving spouse assumes ownership of the contract and the role of the Annuitant upon death of the Contractowner); or
•	the change of Contractowner (except if the surviving spouse assumes ownership of the contract and the role of Annuitant upon the death of the Contractowner), including the assignment of the contract; or
•	the last day that you can elect i4LIFE® Advantage (age 85 for qualified contracts and age 99 for nonqualified contracts).
After the Periodic Income Commencement Date, the 4LATER® rider will terminate due to any of the following events:
•	the death of the Annuitant (or the later of the death of the Annuitant or Secondary Life if a joint payout was elected); or
•	a Contractowner requested decrease in the Access Period or a change to the Regular Income Payment frequency.
A termination due to a decrease in the Access Period, a change in the Regular Income Payment frequency, or upon written notice from the Contractowner will be effective as of the Valuation Date on the next Periodic Income Commencement Date anniversary. Termination will be only for the 4LATER® Guaranteed Income Benefit and not the i4LIFE® Advantage election, unless otherwise specified.
If you terminate 4LATER® prior to the Periodic Income Commencement Date, you must wait one year before you can elect another Living Benefit Rider. If you terminate the 4LATER® rider on or after the Periodic Income Commencement Date, you cannot re-elect it. You may be able to elect any available version of the Guaranteed Income Benefit after one year. The Guaranteed Income Benefit will be based on the Account Value at the time of the election. The election of one of these benefits, if available, will be treated as a new purchase, subject to the terms and charges in effect at the time of election.

Appendix C — Guaranteed Annual Income Rates for Previous Rider Elections
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk)
Guaranteed Annual Income Rates by Ages:
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) rider election forms signed between September 25, 2017 and April 30, 2018
Single Life Option		Joint Life Option
Age	Guaranteed Annual Income rate	Age (younger of you and your spouse’s age)	Guaranteed Annual Income rate
55 – 58	3.50%	55 – 58	3.50%
59 – 64	4.50%	59 – 64	4.25%
65 – 74	5.50%	65 – 74	5.25%
75+	5.85%	75+	5.60%
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) rider elections on or after January 23, 2017 but prior to September 25, 2017
Single Life Option		Joint Life Option
Age	Guaranteed Annual Income rate	Age (younger of you and your spouse’s age)	Guaranteed Annual Income rate
55 – 58	3.50%	55 – 58	3.50%
59 - 64	4.25%	59 – 64	4.00%
65+	5.25%	65+	5.00%
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) for rider elections on or after May 20, 2013 but prior to January 23, 2017
Single Life Option		Joint Life Option
Age	Guaranteed Annual Income rate	Age (younger of you and your spouse’s age)	Guaranteed Annual Income rate
55 – 58	3.50%	55 – 58	3.50%
59 - 64	4.00%	59 – 64	4.00%
65+	5.00%	65 – 74	4.50%
		75+	5.00%
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) for rider elections on or after December 3, 2012 but prior to May 20, 2013
Single & Joint Life Option*	Single & Joint Life Option
Age	Guaranteed Annual Income rate
55 – 58	3.50%
59 - 64	4.00%
65+	5.00%
*If joint life option is in effect, the younger of you and your spouse’s age applies.
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) for rider elections prior to December 3, 2012
Single Life Option		Joint Life Option
Age	Guaranteed Annual Income rate	Age (younger of you and your spouse’s age)	Guaranteed Annual Income rate
55 – 58	4.00%	55 – 64	4.00%
59+	5.00%	65+	5.00%
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Lincoln Lifetime IncomeSM Advantage 2.0
Guaranteed Annual Income Rates by Ages:
Lincoln Lifetime IncomeSM Advantage 2.0 rider elections on or after May 20, 2013
Single Life Option		Joint Life Option
Age	Guaranteed Annual Income rate	Age (younger of you and your spouse’s age)	Guaranteed Annual Income rate
55 – 58	3.00%	55 – 58	3.00%
59 - 64	3.50%	59 – 64	3.50%
65 – 69	4.50%	65 – 69	4.00%
70+	5.00%	70+	4.50%
Lincoln Lifetime IncomeSM Advantage 2.0 for rider elections on or after December 3, 2012 but prior to May 20, 2013
Single & Joint Life Option*	Single & Joint Life Option
Age	Guaranteed Annual Income rate
55 – 58	3.00%
59 – 64	3.50%
65 – 69	4.50%
70+	5.00%
*If joint life option is in effect, the younger of you and your spouse’s age applies.
Lincoln Lifetime IncomeSM Advantage 2.0 rider elections on or after April 2, 2012 but prior to December 3, 2012:
Single Life Option		Joint Life Option*
Age	Guaranteed Annual Income rate	Age (younger of you and your spouse’s age)	Guaranteed Annual Income rate
55 – 58	3.50%	55 – 64	3.50%
59 – 64	4.00%	65 – 69	4.50%
65 – 69	4.50%	70+	5.00%
70+	5.00%
*If joint life option is in effect, the younger of you and your spouse’s age applies.
Lincoln Lifetime IncomeSM Advantage 2.0 rider elections prior to April 2, 2012:
Single Life Option		Joint Life Option*
Age	Guaranteed Annual Income rate	Age (younger of you and your spouse’s age)	Guaranteed Annual Income rate
55 – 58	4.00%	55 – 64	4.00%
59+	5.00%	65+	5.00%
*If joint life option is in effect, the younger of you and your spouse’s age applies.
Lincoln Market Select® Advantage
Guaranteed Annual Income Rates by Ages:
Lincoln Market Select® Advantage rider election forms signed between January 19, 2018 and April 18, 2018
Single Life Option		Joint Life Option**
Age	Guaranteed Annual Income rate*	Age (younger of you and your spouse’s age)	Guaranteed Annual Income rate*
55 – 58	3.50%	55 – 58	3.50%
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Single Life Option		Joint Life Option**
Age	Guaranteed Annual Income rate*	Age (younger of you and your spouse’s age)	Guaranteed Annual Income rate*
59 – 64	4.00%	59 – 64	4.00%
65 – 74	5.00%	65 – 74	4.50%
75+	5.50%	75+	5.00%
*In order to have received the rate indicated, your rider election form must have been signed or dated on or before the last day of the effective period noted above.
**If joint life option is in effect, the younger of you and your spouse’s age applies.
Lincoln Market Select® Advantage rider election forms signed between October 3, 2016 and January 18, 2018
Single Life Option		Joint Life Option**
Age	Guaranteed Annual Income rate*	Age (younger of you and your spouse’s age)	Guaranteed Annual Income rate*
55 – 58	3.50%	55 – 58	3.50%
59 – 64	4.00%	59 – 64	4.00%
65+	5.00%	65 – 74	4.50%
		75+	5.00%
*In order to have received the rate indicated, your rider election form must have been signed or dated on or before the last day of the effective period noted above.
**If joint life option is in effect, the younger of you and your spouse’s age applies.
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Appendix D — Guaranteed Income Benefit Percentages for Previous Rider Elections
i4LIFE® Advantage Select Guaranteed Income Benefit elections between October 3, 2016 and April 18, 2018, or for purchasers of Lincoln Market Select® Advantage between October 3, 2016 and April 18, 2018.
Single Life Option		Joint Life Option**
Age	GIB Percentage*	Age (younger of you and your spouse’s age)	GIB Percentage*
Under age 40	2.50%	Under age 40	2.50%
40 – 54	3.00%	40 – 54	3.00%
55 – 58	3.50%	55 – 58	3.50%
59 - 64	4.00%	59 – 69	4.00%
65 – 69	4.50%	70 – 74	4.50%
70 – 79	5.00%	75 – 79	5.00%
80+	5.50%	80+	5.50%
*In order to have received the percentage indicated, your rider election form must have been signed or dated on or before the last day of the effective period noted above. Purchasers of Lincoln Market Select® Advantage may use any remaining Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up, if any, or the rider’s effective date (if there have not been any Automatic Annual Step-ups) if greater than the Account Value to establish the initial Guaranteed Income Benefit.
**If joint life option is in effect, the younger of you and your spouse’s age applies.

i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) elections on or after May 20, 2013 or for purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) on or after May 20, 2013 and prior to April 30, 2018.
Single Life Option		Joint Life Option
Age	Percentage of Account Value or Income Base*	Age (younger of you and your spouse’s age)	Percentage of Account Value or Income Base*
Under age 40	2.50%	Under age 40	2.50%
40 – 54	3.00%	40 – 54	3.00%
55 – 58	3.50%	55 – 58	3.50%
59 – 64	4.00%	59 – 69	4.00%
65 – 69	4.50%	70 – 74	4.50%
70 – 79	5.00%	75 – 79	5.00%
80+	5.50%	80+	5.50%

*	Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) may use any remaining Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up, if any, or the rider’s effective date (if there have not been any Automatic Annual Step-ups) if greater than the Account Value to establish the initial Guaranteed Income Benefit.

i4LIFE® Advantage Guaranteed Income Benefit elections or for prior purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 on or after May 20, 2013.
Single Life Option		Joint Life Option**
Age	Percentage of Account Value, Income Base or Guaranteed Amount*	Age (younger of you and your spouse’s age)	Percentage of Account Value, Income Base or Guaranteed Amount*
Under age 40	2.00%	Under age 40	2.00%
40 – 54	2.50%	40 – 54	2.50%
55 – 58	3.00%	55 – 58	3.00%
59 - 64	3.50%	59 – 69	3.50%
65 – 69	4.00%	70 – 74	4.00%
70 – 74	4.50%	75+	4.50%
75+	5.00%

*	Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 may use any remaining Income Base reduced by all Guaranteed Annual Income payments since the
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last Automatic Annual Step-up or the rider's effective date (if there has not been any Automatic Annual Step-up) if greater than the Account Value to establish the initial Guaranteed Income Benefit.

**	If joint life option is in effect, the younger of you and your spouse’s age applies.

i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) elections between May 21, 2012 and May 19, 2013, or for purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) between April 2, 2012 and May 19, 2013.
Single & Joint Life Option*	Single & Joint Life Option*
Age	Percentage of Account Value or Income Base**
Under age 40	2.50%
40 – 54	3.00%
55 – 58	3.50%
59 – 64	4.00%
65 – 69	4.50%
70 – 79	5.00%
80+	5.50%

*	If joint life option is in effect, the younger of you and your spouse’s age applies.

**	Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) may use any remaining Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up, if any, or the rider’s effective date (if there have not been any Automatic Annual Step-ups) if greater than the Account Value to establish the initial Guaranteed Income Benefit.
i4LIFE® Advantage Guaranteed Income Benefit elections between May 21, 2012 and May 19, 2013, or for purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 between April 2, 2012 and May 19, 2013.
Single & Joint Life Option*	Single & Joint Life Option*
Age	Percentage of Account Value, Income Base or Guaranteed Amount**
Under age 40	2.00%
40 – 54	2.50%
55 – 58	3.00%
59 – 64	3.50%
65 – 69	4.00%
70 – 74	4.50%
75+	5.00%

*	If joint life option is in effect, the younger of you and your spouse’s age applies.

**	Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 may use any remaining Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up or the rider's effective date (if there has not been any Automatic Annual Step-up) if greater than the Account Value to establish the initial Guaranteed Income Benefit.

i4LIFE® Advantage Guaranteed Income Benefit elections prior to May 21, 2012, or for purchasers of
Lincoln Lifetime IncomeSM Advantage 2.0 prior to April 2, 2012.
Single & Joint Life Option*	Single & Joint Life Option*
Age	Percentage of Account Value, Income Base or Guaranteed Amount**
Under age 40	2.50%
40 – 54	3.00%
55 – 58	3.50%
59 – 64	4.00%
65 – 69	4.50%
70 – 79	5.00%
80+	5.50%

*	If joint life option is in effect, the younger of you and your spouse’s age applies.

**	Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 may use any remaining Income Base reduced by all Guaranteed Annual Income payments since the
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last Automatic Annual Step-up or the rider's effective date (if there has not been any Automatic Annual Step-up) if greater than the Account Value to establish the initial Guaranteed Income Benefit.

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SAI 1

Lincoln ChoicePlusSM Access
Lincoln Life Variable Annuity Account N  (Registrant)
The Lincoln National Life Insurance Company  (Depositor)
Statement of Additional Information (SAI)
This SAI should be read in conjunction with the Lincoln ChoicePlusSM Access prospectus of Lincoln Life Variable Annuity Account N dated May 1, 2018. You may obtain a copy of the Lincoln ChoicePlusSM Access prospectus on request and without charge. Please write Lincoln Life Customer Service, The Lincoln National Life Insurance Company, PO Box 2348, Fort Wayne, IN 46802, or call 1-888-868-2583.

This SAI is not a prospectus.
The date of this SAI is May 1, 2018.

Special Terms
The special terms used in this SAI are the ones defined in the prospectus.
Services
Independent Registered Public Accounting Firm
Ernst & Young LLP, independent registered public accounting firm, One Commerce Square, 2005 Market Street, Suite 700, Philadelphia, Pennsylvania, 19103, has audited a) the financial statements of the Lincoln Life Variable Annuity Account N comprised of the subaccounts described in the related appendix to the opinion, as of December 31, 2017, and the related statement of operations and the statements of changes in net assets for the periods indicated in the appendix to the opinion; and b) the consolidated financial statements of The Lincoln National Life Insurance Company as of December 31, 2017 and 2016 and for each of the three years in the period ended December 31, 2017 as set forth in their reports, which are included in this SAI and Registration Statement. The aforementioned financial statements are included herein in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.
Keeper of Records
All accounts, books, records and other documents which are required to be maintained for the VAA are maintained by us or by third parties responsible to Lincoln Life. We have entered into an agreement with The Bank of New York Mellon, One Mellon Bank Center, 500 Grant Street, Pittsburgh, Pennsylvania, 15258, to provide accounting services to the VAA. No separate charge against the assets of the VAA is made by us for this service.
Principal Underwriter
Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of Lincoln Life, serves as principal underwriter (the “Principal Underwriter”) for the contracts, as described in the prospectus. The Principal Underwriter offers the contracts to the public on a continuous basis and anticipates continuing to offer the contracts, but reserves the right to discontinue the offering. The Principal Underwriter offers the contracts through sales representatives, who are associated with Lincoln Financial Advisors Corporation and/or Lincoln Financial Securities Corporation (collectively, “LFN”), our affiliates. The Principal Underwriter also may enter into selling agreements with other broker-dealers (“Selling Firms”) for the sale of the contracts. Sales representatives of Selling Firms are appointed as our insurance agents. LFD, acting as Principal Underwriter, paid $561,689,144, $433,441,077 and $485,694,075 to LFN and Selling Firms in 2015, 2016 and 2017 respectively, as sales compensation with respect to all the contracts offered under the VAA. The Principal Underwriter retained no underwriting commissions for the sale of the contracts.
Purchase of Securities Being Offered
The variable annuity contracts are offered to the public through licensed insurance agents who specialize in selling our products; through independent insurance brokers; and through certain securities brokers/dealers selected by us whose personnel are legally authorized to sell annuity products. There are no special purchase plans for any class of prospective buyers. However, under certain limited circumstances described in the prospectus under the section Charges and Other Deductions, any applicable account fee may be reduced or waived.
Both before and after the Annuity Commencement Date, there are exchange privileges between Subaccounts, and from the VAA to the general account (if available) subject to restrictions set out in the prospectus. See The Contracts, in the prospectus. No exchanges are permitted between the VAA and other separate accounts.
The offering of the contracts is continuous.
Interest Adjustment Example
Note: This example is intended to show how the Interest Adjustment calculation impacts the surrender value of a representative contract. The annual account fee, adjustment factor, and guaranteed minimum interest rate values shown here are generally different from those that apply to specific contracts, particularly those contracts that deduct an initial sales load or pay a bonus on deposits. Calculations of the Interest Adjustment in your contract, if applicable, will be based on the factors applicable to your contract. The Interest Adjustment may be referred to as a market value adjustment in your contract.
B-2

SAMPLE CALCULATIONS FOR MALE 35 ISSUE
CASH SURRENDER VALUES
Single Premium	$50,000
Premium taxes	None
Withdrawals	None
Guaranteed Period	5 years
Guaranteed Interest Rate	3.50%
Annuity Date	Age 70
Index Rate A	3.50%
Index Rate B	4.00% End of contract year 1 3.50% End of contract year 2 3.00% End of contract year 3 2.00% End of contract year 4
Percentage adjustment to B	0.50%

Interest Adjustment Formula	(1 + Index A)[n]	-1
n = Remaining Guaranteed Period	(1 + Index B + % Adjustment)[n]
SURRENDER VALUE CALCULATION
Contract Year	(1) Annuity Value	(2) 1 + Interest Adjustment Formula	(3) Adjusted Annuity Value	(4) Minimum Value	(5) Greater of (3) & (4)	(6) Surrender Value
1	$51,710	0.962268	$49,759	$50,710	$50,710	$46,460
2	$53,480	0.985646	$52,712	$51,431	$52,712	$48,462
3	$55,312	1.000000	$55,312	$52,162	$55,312	$51,312
4	$57,208	1.009756	$57,766	$52,905	$57,766	$54,266
5	$59,170	N/A	$59,170	$53,658	$59,170	$56,170
ANNUITY VALUE CALCULATION
Contract Year	BOY* Annuity Value		Guaranteed Interest Rate		Annual Account Fee		EOY** Annuity Value
1	$50,000	x	1.035	-	$40	=	$51,710
2	$51,710	x	1.035	-	$40	=	$53,480
3	$53,480	x	1.035	-	$40	=	$55,312
4	$55,312	x	1.035	-	$40	=	$57,208
5	$57,208	x	1.035	-	$40	=	$59,170
1 + INTEREST ADJUSTMENT FORMULA CALCULATION
Contract Year	Index A	Index B	Adj Index B	N	Result
1	3.50%	4.00%	4.50%	4	0.962268
2	3.50%	3.50%	4.00%	3	0.985646
3	3.50%	3.00%	3.50%	2	1.000000
4	3.50%	2.00%	2.50%	1	1.009756
5	3.50%	N/A	N/A	N/A	N/A
B-3

MINIMUM VALUE CALCULATION
Contract Year			Minimum Guaranteed Interest Rate		Annual Account Fee		Minimum Value
1	$50,000	x	1.015	-	$40	=	$50,710
2	$50,710	x	1.015	-	$40	=	$51,431
3	$51,431	x	1.015	-	$40	=	$52,162
4	$52,162	x	1.015	-	$40	=	$52,905
5	$52,905	x	1.015	-	$40	=	$53,658

*	BOY = beginning of year

**	EOY = end of year
Annuity Payouts
Variable Annuity Payouts
Variable Annuity Payouts will be determined on the basis of:
•	the dollar value of the contract on the Annuity Commencement Date less any applicable premium tax;
•	the annuity tables contained in the contract;
•	the type of annuity option selected; and
•	the investment results of the fund(s) selected.
In order to determine the amount of variable Annuity Payouts, we make the following calculation:
•	first, we determine the dollar amount of the first payout;
•	second, we credit the contract with a fixed number of Annuity Units based on the amount of the first payout; and
•	third, we calculate the value of the Annuity Units each period thereafter.
These steps are explained below.
The dollar amount of the first periodic variable Annuity Payout is determined by applying the total value of the Accumulation Units credited under the contract valued as of the Annuity Commencement Date (less any premium taxes) to the annuity tables contained in the contract. The first variable Annuity Payout will be paid 14 days after the Annuity Commencement Date. This day of the month will become the day on which all future Annuity Payouts will be paid. Amounts shown in the tables are based on the 1983 Table “a” Individual Annuity Mortality Tables, modified, with an assumed investment return at the rate of 3%, 4%, 5%, or 6% per annum, depending on the terms of your contract. The first Annuity Payout is determined by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of value accumulated under the contract. These annuity tables vary according to the form of annuity selected and the age of the Annuitant at the Annuity Commencement Date. The assumed interest rate is the measuring point for subsequent Annuity Payouts. If the actual net investment rate (annualized) exceeds the assumed interest rate, the payout will increase at a rate equal to the amount of such excess.
Conversely, if the actual rate is less than the assumed interest rate, Annuity Payouts will decrease. If the assumed rate of interest were to be increased, Annuity Payouts would start at a higher level but would decrease more rapidly or increase more slowly.
We may use sex-distinct annuity tables in contracts that are not associated with employer sponsored plans and where not prohibited by law.
At an Annuity Commencement Date, the contract is credited with Annuity Units for each Subaccount on which variable Annuity Payouts are based. The number of Annuity Units to be credited is determined by dividing the amount of the first periodic payout by the value of an Annuity Unit in each Subaccount selected. Although the number of Annuity Units is fixed by this process, the value of such units will vary with the value of the underlying fund. The amount of the second and subsequent periodic payouts is determined by multiplying the Contractowner’s fixed number of Annuity Units in each Subaccount by the appropriate Annuity Unit value for the Valuation Date ending 14 days prior to the date that payout is due.
The value of each Subaccount’s Annuity Unit will be set initially at $1.00. The Annuity Unit value for each Subaccount at the end of any Valuation Date is determined by multiplying the Subaccount Annuity Unit value for the immediately preceding Valuation Date by the product of:
•	The net investment factor of the Subaccount for the Valuation Period for which the Annuity Unit value is being determined, and
•	A factor to neutralize the assumed investment return in the annuity table.
B-4

The value of the Annuity Units is determined as of a Valuation Date 14 days prior to the payment date in order to permit calculation of amounts of Annuity Payouts and mailing of checks in advance of their due dates. Such checks will normally be issued and mailed at least three days before the due date.
Examples of Regular Income Payment Calculations
These examples will illustrate the impact of the length of the Access Period and the impact of a withdrawal on the Regular Income Payments. These examples assume that the investment return is the same as the assumed investment return (AIR) to make the Regular Income Payment calculations simpler to understand. The Regular Income Payments will vary based on the investment performance of the underlying funds.
Annuitant	Male, Age 65
Secondary Life	Female, Age 63
Purchase Payment	$200,000.00
Regular Income Payment Frequency	Annual
AIR	4.0%
Hypothetical Investment Return	4.0%

	20-year Access Period	30-Year Access Period
Regular Income Payment	$10,493.94	$9,952.72
A 10% withdrawal from the Account Value will reduce the Regular Income Payments by 10% to $9,444.55 with the 20-year Access Period and $8,957.45 with the 30-year Access Period.
At the end of the 20-year Access Period, the remaining Account Value of $113,236 (assuming no withdrawals) will be used to continue the $10,493.94 Regular Income Payment during the Lifetime Income Period for the lives of the Annuitant and Secondary Life. At the end of the 30-year Access Period, the remaining Account Value of $68,154 (assuming no withdrawals) will be used to continue the $9,952.72 Regular Income Payment during the Lifetime Income Period for the lives of the Annuitant and Secondary Life. (Note: the Regular Income Payments during the Lifetime Income Period will vary based on the investment performance of the underlying funds).
Determination of Accumulation and Annuity Unit Value
A description of the days on which Accumulation and Annuity Units will be valued is given in the prospectus. The New York Stock Exchange's (NYSE) most recent announcement (which is subject to change) states that it will be closed on weekends and on these holidays: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. If any of these holidays occurs on a weekend day, the Exchange may also be closed on the business day occurring just before or just after the holiday. It may also be closed on other days.
Since the portfolios of some of the funds and series will consist of securities primarily listed on foreign exchanges or otherwise traded outside the United States, those securities may be traded (and the net asset value of those funds and series and of the variable account could therefore be significantly affected) on days when the investor has no access to those funds and series.
Capital Markets
In any particular year, our capital may increase or decrease depending on a variety of factors — the amount of our statutory income or losses (which is sensitive to equity market and credit market conditions), the amount of additional capital we must hold to support business growth, changes in reserving requirements, our inability to secure capital market solutions to provide reserve relief, such as issuing letters of credit to support captive reinsurance structures, changes in equity market levels, the value of certain fixed-income and equity securities in our investment portfolio and changes in interest rates.
Advertising & Ratings
We may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Lincoln Life or the policies. Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.
B-5

Our financial strength is ranked and rated by nationally recognized independent rating agencies. The ratings do not imply approval of the product and do not refer to the performance of the product, or any separate account, including the underlying investment options. Ratings are not recommendations to buy our products. Each of the rating agencies reviews its ratings periodically. Accordingly, all ratings are subject to revision or withdrawal at any time by the rating agencies, and therefore, no assurance can be given that these ratings will be maintained. The current outlook for the insurance subsidiaries is stable for Moody’s, A.M. Best and Standard & Poor’s, and positive for Fitch. Our financial strength ratings, which are intended to measure our ability to meet contract holder obligations, are an important factor affecting public confidence in most of our products and, as a result, our competitiveness. A downgrade of our financial strength rating could affect our competitive position in the insurance industry by making it more difficult for us to market our products as potential customers may select companies with higher financial strength ratings and by leading to increased withdrawals by current customers seeking companies with higher financial strength ratings. For more information on ratings, including outlooks, see www.LincolnFinancial.com/investor.
About the S&P 500 Index
The S&P 500 Index (hereinafter “Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by Lincoln Variable Insurance Products Trust and its affiliates (hereinafter “Licensee”). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The fund(s) are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices do not make any representation or warranty, express or implied, to the owners of the funds or any member of the public regarding the advisability of investing in securities generally or in the funds particularly or the ability of the Index to track general market performance. S&P Dow Jones Indices only relationship to Licensee with respect to the Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Index is determined, composed and calculated by S&P Dow Jones Indices without regard to Licensee or the funds. S&P Dow Jones Indices have no obligation to take the needs of Licensee or the owners of the funds into consideration in determining, composing or calculating the Index. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of the funds or the timing of the issuance or sale of the funds or in the determination or calculation of the equation by which the funds are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of the funds. There is no assurance that investment products based on the Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P DOW JONES INDICES DO NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND LICENSEE, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
Unclaimed Property
We have entered into a Global Resolution Agreement with a third party auditor representing multiple states and jurisdictions. Under the terms of the Global Resolution Agreement, the third party auditor has compared expanded matching criteria to the Social Security Master Death File (“SSMDF”) to identify deceased insureds and policy or contract holders where a valid claim has not been made. We have also entered into a Regulatory Settlement Agreement with multiple states and jurisdictions. The Regulatory Settlement Agreement applies prospectively and requires us to adopt and implement additional procedures comparing our records to the SSMDF to identify unclaimed death benefits and prescribes procedures for identifying and locating beneficiaries once deaths are identified. Other jurisdictions that are not signatories to the Regulatory Settlement Agreement are conducting examinations and audits of our compliance with unclaimed property laws. Any escheatable property identified as a result of the audits and inquiries could result in additional payments of previously unclaimed death benefits or the payment of abandoned funds to U.S. jurisdictions.
B-6

Additional Services
Dollar Cost Averaging (DCA)—You may systematically transfer, on a monthly basis or in accordance with other terms we make available, amounts from certain Subaccounts, or the fixed side (if available) of the contract into the Subaccounts or in accordance with other terms we make available. You may elect to participate in the DCA program at the time of application or at any time before the Annuity Commencement Date by completing an election form available from us. The minimum amount to be dollar cost averaged is $2,000 over any time period between six and 60 months. We may offer different time periods for new Purchase Payments and for transfers of Contract Value. State variations may exist. Once elected, the program will remain in effect until the earlier of:
•	the Annuity Commencement Date;
•	the value of the amount being DCA'd is depleted; or
•	you cancel the program by written request or by telephone if we have your telephone authorization on file.
We reserve the right to discontinue or restrict access to this program at any time.
A transfer made as part of this program is not considered a transfer for purposes of limiting the number of transfers that may be made, or assessing any charges or market value Adjustment which may apply to transfers. Upon receipt of an additional Purchase Payment allocated to the DCA fixed account, the existing program duration will be extended to reflect the end date of the new DCA program. However, the existing interest crediting rate will not be extended. The existing interest crediting rate will expire at its originally scheduled expiration date and the value remaining in the DCA account from the original amount as well as any additional Purchase Payments will be credited with interest at the standard DCA rate at the time. DCA does not assure a profit or protect against loss.
Automatic Withdrawal Service (AWS)—AWS provides an automatic, periodic withdrawal of Contract Value to you. AWS may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the Contractowner. You may elect to participate in AWS at the time of application or at any time before the Annuity Commencement Date by sending a written request to us. The minimum Contract Value required to establish AWS is $10,000. You may cancel or make changes to your AWS program at any time by sending a written request to us. If telephone authorization has been elected, certain changes may be made by telephone. Notwithstanding the requirements of the program, any withdrawal must be permitted under Section 401(a)(9) of the IRC for qualified plans or permitted under Section 72 of the IRC for nonqualified contracts.
Cross Reinvestment Program/Earnings Sweep Program — Under this option, Account Value in a designated variable Subaccount of the contract that exceeds a certain baseline amount is automatically transferred to another specific variable Subaccount(s) of the contract at specific intervals. You may elect to participate in the cross reinvestment program at the time of application or at any time before the Annuity Commencement Date by sending a written request to us or by telephone if we have your telephone authorization on file. You designate the holding account, the receiving account(s), and the baseline amount. Cross reinvestment will continue until we receive authorization to terminate the program.
The minimum holding Account Value required to establish cross reinvestment is $10,000. A transfer under this program is not considered a transfer for purposes of limiting the number of transfers that may be made. We reserve the right to discontinue this service at any time.
Beginning May 1, 2010, the cross reinvestment service is no longer available unless the Contractowner was enrolled in this service prior to this date. Contractowners who are currently enrolled in this service will not be impacted by this change.
Portfolio Rebalancing — Portfolio rebalancing is an option, which, if elected by the Contractowner, restores to a pre-determined level the percentage of the Contract Value (or Account Value under i4LIFE® Advantage), allocated to each variable Subaccount. This pre-determined level will be the allocation initially selected when the contract was purchased, unless subsequently changed. The portfolio rebalancing allocation may be changed at any time by submitting a written request to us. If portfolio rebalancing is elected, all Purchase Payments allocated to the variable Subaccounts must be subject to portfolio rebalancing. Portfolio rebalancing may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the Contractowner. The Contractowner may terminate the portfolio rebalancing program or re-enroll at any time by sending a written request to us. If telephone authorization has been elected, the Contractowner may make these elections by phone. The portfolio rebalancing program is not available following the Annuity Commencement Date.
Please note that all of the services discussed in this section will stop once we are notified of a pending death claim.
SecureLine® Account – SecureLine® is an interest bearing draft account established from the proceeds payable on a contract administered by us that helps you manage your surrender or death benefit proceeds. You are the owner of the account, and are the only one authorized to transfer proceeds from the account. You may choose to leave the proceeds in this account, or you may use the checkbook we previously provided and write checks against the account until the funds are depleted. The SecureLine® account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the SecureLine® account.
B-7

Interest credited in the SecureLine® account is taxable as ordinary income in the year such interest is credited, and is not tax deferred. We recommend that you consult your tax advisor to determine the tax consequences associated with the payment of interest on amounts in the SecureLine® account. The balance in your SecureLine® account began earning interest the day your account was opened and will continue to earn interest until all funds are withdrawn. Interest is compounded daily and credited to your account on the last day of each month. The interest rate will be updated monthly and we may increase or decrease the rate at our discretion. The interest rate credited to your SecureLine® account may be more or less than the rate earned on funds held in our general account. The interest rate offered with a SecureLine® account is not necessarily that credited to the fixed account. There are no monthly fees. You may be charged a fee if you stop a payment or if you present a check for payment without sufficient funds.
Other Information
Due to differences in redemption rates, tax treatment or other considerations, the interests of policyholders under the variable life accounts could conflict with those of Contractowners under the VAA. In those cases, where assets from variable life and variable annuity separate accounts are invested in the same fund(s) (i.e., where mixed funding occurs), the Boards of Directors of the fund involved will monitor for any material conflicts and determine what action, if any, should be taken. If it becomes necessary for any separate account to replace shares of any fund with another investment, that fund may have to liquidate securities on a disadvantageous basis. Refer to the prospectus for each fund for more information about mixed funding.
Financial Statements
The December 31, 2017 financial statements of the VAA and the December 31, 2017 consolidated financial statements of Lincoln Life appear on the following pages.
B-8

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln Life Variable Annuity Account N

Rate Sheet Prospectus Supplement dated May 1, 2018

This Rate Sheet Prospectus Supplement (“Rate Sheet”) does not apply if you have not elected Lincoln Lifetime Income® Advantage 2.0 (Managed Risk).  This supplement is for informational purposes and requires no action on your part.

This Rate Sheet provides the Guaranteed Annual Income rates and Guaranteed Income Benefit percentages that we are currently offering.  This Rate Sheet must be retained with the current prospectus.

Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your registered representative, or online at LincolnFinancial.com. This Rate Sheet has been filed with the Securities and Exchange Commission and can be viewed at www.sec.gov.

The rates below apply for applications and/or rider election forms signed between May 1, 2018 and May 20, 2018. The Guaranteed Annual Income rates may be different than those listed below for applications or rider election forms signed after May 20, 2018.

The Guaranteed Annual Income amount is calculated when you elect the rider. Upon the first Guaranteed Annual Income withdrawal, the Guaranteed Annual Income rate will be based on your age (or the younger of you and your spouse under the joint life option) as of the date of that withdrawal, and thereafter may not change unless an Automatic Annual Step-up occurs.

Single Life GAI Rate		Joint Life GAI Rate
Age	GAI Rate	Age	GAI Rate
55-58	3.50%	55-58	3.50%
59-64	4.50%	59-64	4.25%
65-74	5.50%	65-74	5.25%
75+	5.85%	75+	5.60%

The Guaranteed Income Benefit percentages may be different than those listed below for applications or rider election forms signed after May 20, 2018.

The Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value or Income Base, based on your age (or the age of the youngest life under a joint life option) at the time the Guaranteed Income Benefit is elected.

i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) elections for Contractowners who transition from Lincoln Lifetime Income® Advantage 2.0 (Managed Risk).

Single Life GIB %		Joint Life GIB %
Age	GIB %	Age
Under 40	2.50%	Under 40	2.50%
40-54	3.00%	40-54	3.00%
55-58	3.50%	55-58	3.50%
59-64	4.00%	59-69	4.00%
65-69	4.50%	70-74	4.50%
70-79	5.00%	75-79	5.00%
80+	5.50%	80+	5.50%

1

In order to receive the percentages and rates indicated in this Rate Sheet, your application or rider election form must be signed and dated on or before the last day of the effective period noted above. We must receive your application or rider election form in Good Order within 10 days from the date you sign your application or rider election form, and the annuity must be funded within 60 calendar days.  Additional paperwork may be required if these conditions are not met and you still wish to purchase the annuity in order to receive the applicable rates in effect at that time.

Subject to the rules above, if the Guaranteed Annual Income rates and Guaranteed Income Benefit percentages that we are currently offering on the day the contract and/or rider is issued are higher than the rates we were offering on the date you signed your application or rider election form and neither rates have decreased, you will receive the higher set of rates.  If any rates have decreased when we compare the Guaranteed Annual Income rates and Guaranteed Income Benefit percentages that we are offering on the day you signed your application or rider election form to the set of rates that we are offering on the day your contract and/ or rider is issued, your contract / rider will be issued with the set of rates that were in effect on the day you signed your application or rider election form, subject to meeting the rules above.

2

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln Life Variable Annuity Account N

Rate Sheet Prospectus Supplement dated May 1, 2018

This Rate Sheet Prospectus Supplement (“Rate Sheet”) does not apply if you have not elected Lincoln Market Select® Advantage.  This supplement is for informational purposes and requires no action on your part.

This Rate Sheet provides the Guaranteed Annual Income rates and Guaranteed Income Benefit percentages that we are currently offering.  This Rate Sheet must be retained with the current prospectus.

Current Rate Sheet will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your registered representative, or online at LincolnFinancial.com. This Rate Sheet has been filed with the Securities and Exchange Commission and can be viewed at www.sec.gov.

The rates below apply for applications and/or rider election forms signed between April 19, 2018 and May 20, 2018. The Guaranteed Annual Income rates may be different than those listed below for applications or rider election forms signed after May 20, 2018.

The Guaranteed Annual Income amount is calculated when you elect the rider. Upon the first Guaranteed Annual Income withdrawal, the Guaranteed Annual Income rate will be based on your age (or the younger of you and your spouse under the joint life option) as of the date of that withdrawal, and thereafter may not change unless an Automatic Annual Step-up occurs.

Single Life GAI Rate		Joint Life GAI Rate
Age	GAI Rate	Age	GAI Rate
55-58	3.50%	55-58	3.50%
59-64	4.00%	59-64	4.00%
65-74	5.00%	65-74	4.50%
75+	5.50%	75+	5.00%

The Guaranteed Income Benefit percentages may be different than those listed below for applications or rider election forms signed after May 20, 2018.

The Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value or Income Base, based on your age (or the age of the youngest life under a joint life option) at the time the Guaranteed Income Benefit is elected.

1

i4LIFE® Advantage Select Guaranteed Income Benefit elections for Contractowners who transition from Lincoln Market Select® Advantage.

Single Life GIB %		Joint Life GIB %
Age	GIB %	Age	GIB %
Under 40	2.50%	Under 40	2.50%
40-54	3.00%	40-54	3.00%
55-58	3.50%	55-58	3.50%
59-64	4.00%	59-69	4.00%
65-69	4.50%	70-74	4.50%
70-79	5.00%	75-79	5.00%
80+	5.50%	80+	5.50%

In order to receive the percentages and rates indicated in this Rate Sheet, your application or rider election form must be signed and dated on or before the last day of the effective period noted above. We must receive your application or rider election form in Good Order within 10 days from the date you sign your application or rider election form, and the annuity must be funded within 60 calendar days.  Additional paperwork may be required if these conditions are not met and you still wish to purchase the annuity in order to receive the applicable rates in effect at that time.

Subject to the rules above, if the Guaranteed Annual Income rates and Guaranteed Income Benefit percentages that we are currently offering on the day the contract and/or rider is issued are higher than the rates we were offering on the date you signed your application or rider election form and neither rates have decreased, you will receive the higher set of rates.  If any rates have decreased when we compare the Guaranteed Annual Income rates and Guaranteed Income Benefit percentages that we are offering on the day you signed your application or rider election form to the set of rates that we are offering on the day your contract and/ or rider is issued, your contract / rider will be issued with the set of rates that were in effect on the day you signed your application or rider election form, subject to meeting the rules above.

2

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln Life Variable Annuity Account N

Rate Sheet Prospectus Supplement dated May 1, 2018

This Rate Sheet Prospectus Supplement (“Rate Sheet”) does not apply if you have not elected i4LIFE® Advantage Select Guaranteed Income Benefit.  This supplement is for informational purposes and requires no action on your part.

This Rate Sheet provides the i4LIFE® Advantage Select Guaranteed Income Benefit percentages that we are currently offering.  This Rate Sheet must be retained with the current prospectus.

Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your registered representative, or online at LincolnFinancial.com. This Rate Sheet has been filed with the Securities and Exchange Commission and can be viewed at www.sec.gov.

The rates below apply for applications and/or rider election forms signed between April 19, 2018 and May 20, 2018.  The Guaranteed Income Benefit percentages may be different than those listed below for applications or rider election forms signed after May 20, 2018.

Single Life GIB Percentage		Joint Life GIB Percentage
Age	GIB Percentage	Age	GIB Percentage
Under 40	2.50%	Under 40	2.50%
40-54	3.00%	40-54	3.00%
55-58	3.50%	55-58	3.50%
59-64	4.00%	59-69	4.00%
65-69	4.50%	70-74	4.50%
70-79	5.00%	75-79	5.00%
80+	5.50%	80+	5.50%

In order to receive the rate indicated in this Rate Sheet, your application or rider election form must be signed and dated on or before the last day of the effective period noted above. We must receive your application or rider election form in Good Order within 10 days from the date you sign your application or rider election form and the annuity must be funded within 60 calendar days.  Additional paperwork may be required if these conditions are not met and you still wish to purchase the annuity in order to receive the applicable rates in effect at that time.

Subject to the rules above, if the Guaranteed Income Benefit percentage rates that we are currently offering on the day the contract and/or rider is issued are higher than the rates we were offering on the date you signed your application or rider election form and neither rates have decreased, you will receive the higher set of rates.  If any rates have decreased when we compare the Guaranteed Income Benefit percentage rates that we are offering on the day you signed your application or rider election form to the set of rates that we are offering on the day your contract and/or rider is issued, your contract / rider will be issued with the set of rates that were in effect on the day you signed your application or rider election form, subject to meeting the rules above.

*Purchasers of Lincoln SmartSecurity® Advantage (regardless of the rider effective date) may use any remaining Guaranteed Amount (if greater than the Account Value) to calculate the initial Guaranteed Income Benefit.

Prospectus 2

Lincoln ChoicePlusSM II Access
Individual Variable Annuity Contracts
Lincoln Life Variable Annuity Account N
May 1, 2018
Home Office:
The Lincoln National Life Insurance Company
1300 South Clinton Street
Fort Wayne, IN 46802
www.LincolnFinancial.com
1-888-868-2583
This prospectus describes an individual flexible premium deferred variable annuity contract that is issued by The Lincoln National Life Insurance Company (Lincoln Life or Company). This contract can be purchased primarily as either a nonqualified annuity or qualified retirement annuity under Sections 408 (IRAs) and 408A (Roth IRAs) of the tax code. Generally, you do not pay federal income tax on the contract's growth until it is paid out. You receive tax deferral for an IRA whether or not the funds are invested in an annuity contract. Further, if your contract is a Roth IRA, you generally will not pay income tax on a distribution, provided certain conditions are met. Therefore, there should be reasons other than tax deferral for purchasing a qualified annuity contract.
The contract is designed to accumulate Contract Value and to provide income over a certain period of time, or for life, subject to certain conditions. The benefits offered under this contract may be a variable or fixed amount, if available, or a combination of both. This contract also offers a Death Benefit payable upon the death of the Contractowner or Annuitant. Certain benefits described in this prospectus are no longer available.
The state in which your contract is issued will govern whether or not certain features, riders, restrictions, limitations, charges and fees will apply to your contract. All material state variations are discussed in this prospectus, however, non-material variations may not be discussed. You should refer to your contract regarding state-specific features. Please check with your registered representative regarding availability.
The minimum initial Purchase Payment for the contract is $10,000. Additional Purchase Payments, subject to certain restrictions, may be made to the contract and must be at least $100 per payment ($25 if transmitted electronically), and at least $300 annually. We reserve the right to limit, restrict, or suspend Purchase Payments made to the contract upon advance written notice.
Except as noted below, you choose whether your Contract Value accumulates on a variable or a fixed (guaranteed) basis or both. Your contract may not offer a fixed account or if permitted by your contract, we may discontinue accepting Purchase Payments or transfers into the fixed side of the contract at any time. If any portion of your Contract Value is in the fixed account, we promise to pay you your principal and a minimum interest rate. We may impose restrictions on the fixed account for the life of your contract or during certain periods. Also, an Interest Adjustment may be applied to any withdrawal, surrender or transfer from the fixed account before the expiration date of a Guaranteed Period.
All Purchase Payments for benefits on a variable basis will be placed in Lincoln Life Variable Annuity Account N (Variable Annuity Account [VAA]). The VAA is a segregated investment account of Lincoln Life. You take all the investment risk on the Contract Value and the retirement income for amounts placed into one or more of the contract’s variable options (“Subaccounts”), which, in turn, invest in corresponding underlying funds. If the Subaccounts you select make money, your Contract Value goes up; if they lose money, it goes down. How much it goes up or down depends on the performance of the Subaccounts you select. We do not guarantee how any of the Subaccounts or their funds will perform. Also, neither the U.S. Government nor any federal agency insures or guarantees your investment in the contract. The contracts are not bank deposits and are not endorsed by any bank or government agency.
The available funds are listed below:
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Franchise Fund*
Invesco V.I. Core Equity Fund*
Invesco V.I. Equally-Weighted S&P 500 Fund1
Invesco V.I. International Growth Fund
AllianceBernstein Variable Products Series Fund:
AB VPS Global Thematic Growth Portfolio
AB VPS Large Cap Growth Portfolio*
AB VPS Small/Mid Cap Value Portfolio
ALPS Variable Investment Trust:
ALPS/Stadion Core ETF Portfolio*
American Century Variable Portfolios, Inc.:
American Century VP Balanced Fund
American Century VP Large Company Value Fund*

1

American Funds Insurance Series®:
American Funds Global Growth Fund
American Funds Global Small Capitalization Fund
American Funds Growth Fund
American Funds Growth-Income Fund
American Funds International Fund
BlackRock Variable Series Funds, Inc.:
BlackRock Global Allocation V.I. Fund
Delaware VIP® Trust:
Delaware VIP® Diversified Income Series
Delaware VIP® Emerging Markets Series
Delaware VIP® High Yield Series
Delaware VIP® Limited-Term Diversified Income Series
Delaware VIP® REIT Series
Delaware VIP® Small Cap Value Series
Delaware VIP® Smid Cap Core Series
Delaware VIP® U.S. Growth Series
Delaware VIP® Value Series
Deutsche Investments VIT Funds:
Deutsche Equity 500 Index VIP Portfolio
Deutsche Small Cap Index VIP Portfolio
Deutsche Variable Series II:
Deutsche Alternative Asset Allocation VIP Portfolio
Fidelity® Variable Insurance Products:
Fidelity® VIP Contrafund® Portfolio
Fidelity® VIP FundsManager® 50% Portfolio
Fidelity® VIP Growth Portfolio
Fidelity® VIP Mid Cap Portfolio
First Trust Variable Insurance Trust:
First Trust/Dow Jones Dividend & Income Allocation Portfolio2
Franklin Templeton Variable Insurance Products Trust:
Franklin Income VIP Fund
Franklin Mutual Shares VIP Fund
Templeton Global Bond VIP Fund
Templeton Growth VIP Fund
Janus Aspen Series:
Janus Henderson Balanced Portfolio*
Janus Henderson Enterprise Portfolio*
Janus Henderson Global Research Portfolio*
JPMorgan Insurance Trust:
JPMorgan Insurance Trust Core Bond Portfolio
JPMorgan Insurance Trust Global Allocation Portfolio
Legg Mason Partners Variable Equity Trust:
ClearBridge Variable Large Cap Growth Portfolio
ClearBridge Variable Mid Cap Portfolio
QS Variable Conservative Growth
Lincoln Variable Insurance Products Trust:
LVIP American Century Select Mid Cap Managed Volatility Fund
LVIP Baron Growth Opportunities Fund
LVIP BlackRock Dividend Value Managed Volatility Fund
LVIP BlackRock Global Allocation V.I. Managed Risk Fund
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
LVIP BlackRock Inflation Protected Bond Fund
LVIP BlackRock Scientific Allocation Fund
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
LVIP Blended Core Equity Managed Volatility Fund
LVIP Blended Large Cap Growth Managed Volatility Fund
LVIP Blended Mid Cap Managed Volatility Fund
LVIP Clarion Global Real Estate Fund
LVIP ClearBridge Large Cap Managed Volatility Fund
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Delaware Social Awareness Fund
LVIP Delaware Special Opportunities Fund
LVIP Delaware Wealth Builder Fund
LVIP Dimensional International Core Equity Fund
LVIP Dimensional International Equity Managed Volatility Fund
LVIP Dimensional U.S. Core Equity 1 Fund
LVIP Dimensional U.S. Core Equity 2 Fund
LVIP Dimensional U.S. Equity Managed Volatility Fund
LVIP Dimensional/Vanguard Total Bond Fund
LVIP Franklin Templeton Global Equity Managed Volatility Fund
LVIP Franklin Templeton Multi-Asset Opportunities Fund
LVIP Franklin Templeton Value Managed Volatility Fund
LVIP Global Conservative Allocation Managed Risk Fund
LVIP Global Growth Allocation Managed Risk Fund
LVIP Global Income Fund
LVIP Global Moderate Allocation Managed Risk Fund
LVIP Goldman Sachs Income Builder Fund
LVIP Government Money Market Fund
LVIP Invesco Diversified Equity-Income Managed Volatility Fund
LVIP Invesco Select Equity Managed Volatility Fund
LVIP JPMorgan High Yield Fund
LVIP JPMorgan Retirement Income Fund
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
LVIP MFS International Equity Managed Volatility Fund
LVIP MFS International Growth Fund
LVIP MFS Value Fund
LVIP Mondrian International Value Fund
LVIP Multi-Manager Global Equity Managed Volatility Fund
LVIP PIMCO Low Duration Bond Fund
LVIP Select Core Equity Managed Volatility Fund
LVIP SSGA Bond Index Fund
LVIP SSGA Conservative Index Allocation Fund
LVIP SSGA Conservative Structured Allocation Fund
LVIP SSGA Developed International 150 Fund
LVIP SSGA Emerging Markets 100 Fund
LVIP SSGA Global Tactical Allocation Managed Volatility Fund
LVIP SSGA International Index Fund
LVIP SSGA International Managed Volatility Fund
LVIP SSGA Large Cap 100 Fund
LVIP SSGA Large Cap Managed Volatility Fund
LVIP SSGA Mid-Cap Index Fund
LVIP SSGA Moderate Index Allocation Fund
LVIP SSGA Moderate Structured Allocation Fund
2

LVIP SSGA Moderately Aggressive Index Allocation Fund
LVIP SSGA Moderately Aggressive Structured Allocation Fund
LVIP SSGA S&P 500 Index Fund3
LVIP SSGA Short-Term Bond Index Fund*
LVIP SSGA Small-Cap Index Fund
LVIP SSGA Small-Mid Cap 200 Fund
LVIP SSGA SMID Cap Managed Volatility Fund
LVIP T. Rowe Price 2010 Fund
LVIP T. Rowe Price 2020 Fund
LVIP T. Rowe Price 2030 Fund
LVIP T. Rowe Price 2040 Fund
LVIP T. Rowe Price Growth Stock Fund
LVIP T. Rowe Price Structured Mid-Cap Growth Fund
LVIP U.S. Growth Allocation Managed Risk Fund
LVIP Vanguard Domestic Equity ETF Fund
LVIP Vanguard International Equity ETF Fund
LVIP Wellington Capital Growth Fund
LVIP Wellington Mid-Cap Value Fund
LVIP Western Asset Core Bond Fund*
MFS® Variable Insurance Trust:
MFS® VIT Growth Series
MFS® VIT Total Return Series
MFS® VIT Utilities Series
MFS® Variable Insurance Trust II:
MFS® VIT II Core Equity Portfolio*
Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio
PIMCO Variable Insurance Trust:
PIMCO VIT CommodityRealReturn® Strategy Portfolio
Putnam Variable Trust:
Putnam VT Equity Income Fund*
Putnam VT George Putnam Balanced Fund
Putnam VT Global Health Care Fund*
* Not all funds are available in all contracts. Refer to the Description of the Funds section of this prospectus for specific information regarding availability of funds.
1 Standard & Poor’s®,” “S&P®,” “Standard & Poor’s Equal Weight Index,” “S&P EWI,” “S&P 500®,” “Standard & Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Invesco V.I. Equally-Weighted S&P 500 Fund. The fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the fund.
2 Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademark has been licensed to S&P Dow Jones Indices LLC and has been sublicensed for use for certain purposes by First Trust Advisors L.P. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of purchasing the product.
3 The Index to which this fund is managed to is a product of S&P Dow Jones Indices LLC (“SPDJI”) and has been licensed for use by one or more of the portfolio’s service providers (licensee). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the licensees. S&P®, S&P GSCI® and the Index are trademarks of S&P and have been licensed for use by SPDJI and its affiliates and sublicensed for certain purposes by the licensee. The Index is not owned, endorsed, or approved by or associated with any additional third party. The licensee’s products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, or their third party licensors, and none of these parties or their respective affiliates or third party licensors make any representation regarding the advisability of investing in such products, nor do they have any liability for any errors, omissions, or interruptions of the Index.
This prospectus gives you information about the contract that you should know before you decide to buy a contract and make Purchase Payments. You should also review the prospectuses for the funds and keep all prospectuses for future reference.
Neither the SEC nor any state securities commission has approved this contract or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.
More information about the contract is in the current Statement of Additional Information (SAI), dated the same date as this prospectus. The SAI is incorporated by reference into this prospectus and is legally part of this prospectus. For a free copy of the SAI, write: The Lincoln National Life Insurance Company, PO Box 2348, Fort Wayne, IN 46801-2348, or call 1-888-868-2583. The SAI and other information about Lincoln Life and the VAA are also available on the SEC's website (http://www.sec.gov). There is a table of contents for the SAI on the last page of this prospectus.
3

4

Special Terms
In this prospectus, the following terms have the indicated meanings:
Access Period—Under i4LIFE® Advantage, a defined period of time during which we make Regular Income Payments to you while you still have access to your Account Value. This means that you may make withdrawals, surrender the contract, and have a Death Benefit.
Account or Variable Annuity Account (VAA)—The segregated investment account, Account N, into which we set aside and invest the assets for the variable side of the contract offered in this prospectus.
Account Value—Under i4LIFE® Advantage, the initial Account Value is the Contract Value on the Valuation Date that i4LIFE® Advantage is effective (or initial Purchase Payment if i4LIFE® Advantage is purchased at contract issue), less any applicable premium taxes. During the Access Period, the Account Value on a Valuation Date equals the total value of all of the Contractowner's Accumulation Units plus the Contractowner's value in the fixed account, reduced by Regular Income Payments, Guaranteed Income Benefit payments and withdrawals.
Accumulation Unit—A measure used to calculate Contract Value for the variable side of the contract before the Annuity Commencement Date and to calculate the i4LIFE® Advantage Account Value during the Access Period.
Annuitant—The person upon whose life the annuity benefit payments are based, and upon whose death a Death Benefit may be paid.
Annuity Commencement Date—The Valuation Date when funds are withdrawn or converted into Annuity Units or fixed dollar payout for payment of retirement income benefits under the Annuity Payout option you select (other than i4LIFE® Advantage).
Annuity Payout—A regularly scheduled payment (under any of the available annuity options) that occurs after the Annuity Commencement Date (or Periodic Income Commencement Date if i4LIFE® Advantage has been elected). Payments may be variable or fixed, or a combination of both.
Annuity Unit—A measure used to calculate the amount of Annuity Payouts for the variable side of the contract after the Annuity Commencement Date.
Automatic Annual Step-up—Under certain Living Benefit Riders, the Guaranteed Amount, Income Base and/or Enhancement Base will automatically step up to the Contract Value on each Benefit Year anniversary, subject to certain conditions.
Beneficiary—The person you choose to receive any Death Benefit paid if you die before the Annuity Commencement Date.
Benefit Year—Under certain Living Benefit Riders, the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. Under Lincoln SmartSecurity® Advantage, if the
Contractowner elects a step-up, the Benefit Year will begin on the effective date of the step-up and each anniversary of the step-up after that.
Contractowner (you, your, owner)—The person who can exercise the rights within the contract (decides on investment allocations, transfers, payout option, designates the Beneficiary, etc.). Usually, but not always, the Contractowner is the Annuitant.
Contract Value (may be referred to as Account Value in marketing materials)—At any given time before the Annuity Commencement Date, the total value of all Accumulation Units of a contract, plus the value of the fixed side of the contract, if any.
Contract Year—Each 12-month period starting with the effective date of the contract and starting with each contract anniversary after that.
Death Benefit—Before the Annuity Commencement Date, the amount payable to your designated Beneficiary if the Contractowner dies. As an alternative, the Contractowner may receive a Death Benefit on the death of the Annuitant prior to the Annuity Commencement Date.
Enhancement—A feature under certain Living Benefit Riders in which the Guaranteed Amount or Income Base, minus Purchase Payments received in the preceding Benefit Year, will be increased, subject to certain conditions and limitations.
Enhancement Base—Under certain Living Benefit Riders, a value used to calculate the amount added to the Income Base when an Enhancement occurs. The Enhancement Base is equal to the Contract Value on the effective date of the rider, and is adjusted as set forth in this prospectus.
Enhancement Period—Under certain Living Benefit Riders, the 10-year period during which an Enhancement is in effect. A new Enhancement Period may begin each time an Automatic Annual Step-up to the Contract Value occurs, subject to certain conditions.
Excess Withdrawals—Amounts withdrawn during a Benefit Year, as specified for each Living Benefit Rider, which decrease or eliminate the guarantees under the rider.
Good Order—The actual receipt at our Home Office of the requested transaction in writing or by other means we accept, along with all information and supporting legal documentation necessary to effect the transaction. The forms we provide will identify the necessary documentation. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirements at any time.
Guaranteed Amount—The value used to calculate your withdrawal benefit under Lincoln Lifetime IncomeSM Advantage or Lincoln SmartSecurity® Advantage.

5

Guaranteed Amount Annuity Payment Option—A fixed Annuity Payout option available under Lincoln SmartSecurity® Advantage under which the Contractowner (and spouse if applicable) will receive annual annuity payments equal to the Maximum Annual Withdrawal amount for life.
Guaranteed Annual Income—The guaranteed periodic withdrawal amount available from the contract each Benefit Year for life under certain Living Benefit Riders.
Guaranteed Annual Income Amount Annuity Payout Option—A payout option available under certain Living Benefit Riders in which the Contractowner (and spouse if applicable) will receive annual annuity payments equal to the Guaranteed Annual Income amount for life.
Guaranteed Period—The period during which Contract Value in a fixed account will be credited a guaranteed interest rate.
Income Base—Under certain Living Benefit Riders, the Income Base is a value used to calculate your Guaranteed Annual Income amount or the minimum payouts under your contract at a later date. The initial Income Base is equal to your initial Purchase Payment (or your Contract Value on the effective date of the rider, if you elect the rider after we have issued the contract). The Income Base is increased by Enhancements, Automatic Annual Step-ups and additional Purchase Payments, and reduced upon an Excess Withdrawal.
Interest Adjustment—An upward or downward adjustment on the amount of Contract Value in the fixed account upon a transfer, withdrawal or surrender of Contract Value from the fixed account due to fluctuations in interest rates.
Investment Requirements—Restrictions in how you may allocate your Subaccount investments if you own certain Living Benefit Riders.
Lifetime Income Period—Under i4LIFE® Advantage, the period of time following the Access Period during which we make Regular Income Payments to you for the rest of your life (and Secondary Life, if applicable). During the Lifetime Income Period, you will no longer have access to your Account Value or receive a Death Benefit.
Lincoln Life (we, us, our, Company)—The Lincoln National Life Insurance Company.
Living Benefit Rider—A general reference to optional riders that provide some type of a minimum guarantee while you are alive. If you select a Living Benefit Rider, Excess Withdrawals may have adverse effects on the benefit, and you may be subject to Investment Requirements.
Maximum Annual Withdrawal—The guaranteed periodic withdrawal available under Lincoln Lifetime IncomeSM Advantage and Lincoln SmartSecurity® Advantage.
Maximum Annual Withdrawal Amount Annuity Payout Option — A fixed Annuity Payout option available under Lincoln Lifetime IncomeSM Advantage under which the Contractowner (and spouse if applicable) will receive annual annuity payments equal to the Maximum Annual Withdrawal amount for life.
Nursing Home Enhancement—A feature that will increase the Guaranteed Annual Income amount under Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) and Lincoln Lifetime IncomeSM Advantage 2.0 or the Maximum Annual Withdrawal amount under Lincoln Lifetime IncomeSM Advantage upon admittance to an approved nursing care facility, subject to certain conditions.
Periodic Income Commencement Date—The Valuation Date on which the amount of i4LIFE® Advantage Regular Income Payments are determined.
Purchase Payments—Amounts paid into the contract.
Rate Sheet—A prospectus supplement, that will be filed periodically, where we declare the current withdrawal rates or Guaranteed Income Benefit percentages under certain Living Benefit Riders.
Regular Income Payments—The variable, periodic income payments paid under i4LIFE® Advantage.
Secondary Life—Under certain Living Benefit Riders, the person designated by the Contractowner upon whose life the annuity payments will also be contingent.
Subaccount—Each portion of the VAA that reflects investments in Accumulation and Annuity Units of a class of a particular fund available under the contracts. There is a separate Subaccount which corresponds to each class of a fund.
Valuation Date—Each day the New York Stock Exchange (NYSE) is open for trading.
Valuation Period—The period starting at the close of trading (normally 4:00 p.m. New York time) on each day that the NYSE is open for trading (Valuation Date) and ending at the close of such trading on the next Valuation Date.
6

Expense Tables
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract.
The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer Contract Value between investment options, and/or the fixed account (if available). State premium taxes may also be deducted. The premium tax rates range from zero to 5%.
CONTRACTOWNER TRANSACTION EXPENSES
Accumulation Phase:
We may apply an Interest Adjustment to amounts being withdrawn, surrendered or transferred from a Guaranteed Period account (except for dollar cost averaging, cross-reinvestment, withdrawals up to the Maximum Annual Withdrawal amount under Lincoln SmartSecurity® Advantage and Regular Income Payments under i4LIFE® Advantage). See Fixed Side of the Contract.

The following tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses. Only one table will apply to a given Contractowner. The tables differ based on whether the Contractowner has purchased the i4LIFE® Advantage rider.
•	Table A reflects the expenses for a contract that has not elected i4LIFE® Advantage (Base contract).
•	Table B reflects the expenses for a contract that has elected i4LIFE® Advantage.
•	Table C reflects the expenses for i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) for Contractowners who transition from Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk).
•	Table D reflects the expenses for i4LIFE® Advantage Select Guaranteed Income Benefit for Contractowners who transition from Lincoln Market Select® Advantage.
•	Table E reflects the expenses for i4LIFE® Advantage for Contractowners who transition from 4LATER® Advantage.

TABLE A
Expenses for a Contract that has not Elected i4LIFE® Advantage (Base contract)
Annual Account Fee:[1]	$35

Separate Account Annual Expenses (as a percentage of average daily net assets in the Subaccounts):[2]
Estate Enhancement Benefit (EEB) in Combination with 5% Step-up
Mortality and Expense Risk Charge	1.75%
Administrative Charge	0.15%
Total Separate Account Expenses	1.90%
Estate Enhancement Benefit (EEB) Without 5% Step-up
Mortality and Expense Risk Charge	1.70%
Administrative Charge	0.15%
Total Separate Account Expenses	1.85%
5% Step-up Death Benefit
Mortality and Expense Risk Charge	1.65%
Administrative Charge	0.15%
Total Separate Account Expenses	1.80%
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
Mortality and Expense Risk Charge	1.50%
Administrative Charge	0.15%
Total Separate Account Expenses	1.65%
Guarantee of Principal Death Benefit
Mortality and Expense Risk Charge	1.40%
Administrative Charge	0.15%
Total Separate Account Expenses	1.55%

7

Optional Living Benefit Rider Charges:	Single Life	Joint Life
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) riders elected on or after May 21, 2018:[3]
Guaranteed Maximum Annual Charge	2.25%	2.45%
Current Initial Annual Charge	1.25%	1.50%
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) riders elected prior to May 21, 2018:[3,4]
Guaranteed Maximum Annual Charge	2.00%	2.00%
Current Initial Annual Charge	1.05%	1.25%
Lincoln Market Select® Advantage:[3]
Guaranteed Maximum Annual Charge	2.25%	2.45%
Current Initial Annual Charge	1.25%	1.50%
Lincoln Lifetime IncomeSM Advantage:[5]
Guaranteed Maximum Charge	1.50%	1.50%
Current Charge	0.90%	0.90%
Additional Charge for Lincoln Lifetime IncomeSM Advantage Plus	0.15%	0.15%
Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option:[6]
Guaranteed Maximum Charge	1.50%	1.50%
Current Charge	0.85%	1.00%
Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option:[6]
Guaranteed Maximum Charge	0.95%	N/A
Current Charge	0.85%	N/A
4LATER® Advantage:[7]
Guaranteed Maximum Charge	1.50%	N/A
Current Charge	0.65%	N/A
[1]	During the accumulation phase, the account fee will be deducted from your Contract Value on each contract anniversary, or upon surrender of the contract. The account fee will be waived if your Contract Value is $50,000 or more on the contract anniversary (or date of surrender). This account fee may be less in some states and will be waived after the fifteenth Contract Year, regardless of your Contract Value. We do not assess the account fee on contracts issued prior to October 1, 2003.
[2]	The mortality and expense risk charge is 1.25% and the administrative charge rate is 0.15% on and after the Annuity Commencement Date.
[3]	As an annualized percentage of the Income Base, as increased for subsequent Purchase Payments, Automatic Annual Step-ups and Enhancements, and decreased by Excess Withdrawals. This charge is deducted from the Contract Value on a quarterly basis. See Charges and Other Deductions – Rider Charges for more information about your Living Benefit Rider.
[4]	The charge for Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) also applies to an older version of the rider - Lincoln Lifetime IncomeSM Advantage 2.0 - which is no longer available for purchase.
[5]	As an annualized percentage of the Guaranteed Amount as increased for subsequent Purchase Payments, Automatic Annual Step-ups, Enhancements and the 200% step-up and decreased for withdrawals. This charge is deducted from the Contract Value on a quarterly basis. For Lincoln Lifetime IncomeSM Advantage riders purchased before January 20, 2009, the current annual charge rate will increase from 0.75% to 0.90% upon the earlier of (a) the next Automatic Annual Step-up of the Guaranteed Amount or (b) the next Benefit Year anniversary if cumulative Purchase Payments received after the first Benefit Year anniversary equal or exceed $100,000. A discussion of the charges for this closed rider can be found in an Appendix to this prospectus.
[6]	As an annualized percentage of the Guaranteed Amount, as increased for subsequent Purchase Payments, and step-ups and decreased for withdrawals. This charge is deducted from the Contract Value on a quarterly basis. For Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up option riders purchased prior to December 3, 2012, the current annual charge rate will increase to 0.85% (single life option) and 1.00% (joint life option) upon the next election of a step-up of the Guaranteed Amount. For Lincoln SmartSecurity® Advantage - 5 Year Elective Step-up option riders the current annual charge rate will increase to 0.85% upon the next election of a step-up of the Guaranteed Amount. A discussion of the charges for this closed rider can be found in an Appendix to this prospectus.
[7]	As an annualized percentage of the Income Base, as increased for subsequent Purchase Payments, automatic 15% enhancements, and resets and decreased for withdrawals. This charge is deducted from the Subaccounts on a quarterly basis. For riders purchased before January 20, 2009, the current annual charge rate will increase from 0.50% to 0.65% upon the next election to reset the Income Base. A discussion of the charges for this closed rider can be found in an Appendix to this prospectus.

TABLE B
Expenses for a Contract that has Elected i4LIFE® Advantage
Annual Account Fee:[1]	$35

i4LIFE® Advantage without a Guaranteed Income Benefit rider:[2]
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Enhanced Guaranteed Minimum Death Benefit (EGMDB)	2.10%
Guarantee of Principal Death Benefit	1.95%
Account Value Death Benefit	1.90%

i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) riders elected on or after May 21, 2018 and i4LIFE® Advantage Select Guaranteed Income Benefit riders:[3]	Single Life	Joint Life
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
Guaranteed Maximum Charge	4.35%	4.55%
Current Charge	3.05%	3.25%
Guarantee of Principal Death Benefit
Guaranteed Maximum Charge	4.20%	4.40%
Current Charge	2.90%	3.10%
Account Value Death Benefit
Guaranteed Maximum Charge	4.15%	4.35%
Current Charge	2.85%	3.05%

i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) riders elected prior to May 21, 2018 and i4LIFE® Advantage Guaranteed Income Benefit (version 4) riders:[3]	Single Life	Joint Life
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
Guaranteed Maximum Charge	4.10%	4.10%
Current Charge	2.75%	2.95%
Guarantee of Principal Death Benefit
Guaranteed Maximum Charge	3.95%	3.95%
Current Charge	2.60%	2.80%
Account Value Death Benefit
Guaranteed Maximum Charge	3.90%	3.90%
Current Charge	2.55%	2.75%

i4LIFE® Advantage Guaranteed Income Benefit (versions 1, 2 and 3):[4]	Single/Joint Life
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
Guaranteed Maximum Charge	3.60%
Current Charge	2.60%
Guarantee of Principal Death Benefit
Guaranteed Maximum Charge	3.45%
Current Charge	2.45%
Account Value Death Benefit
Guaranteed Maximum Charge	3.40%
Current Charge	2.40%
[1]	During the Access Period, the account fee will be deducted from your Contract Value on each contract anniversary, or upon surrender of the contract. The account fee will be waived if your Contract Value is $50,000 or more on the contract anniversary (or date of surrender). This account fee may be less in some states and will be waived after the fifteenth Contract Year, regardless of your Contract Value. We do not assess the account fee on contracts issued prior to October 1, 2003.
[2]	As an annualized percentage of average Account Value, computed daily. This charge is assessed only on and after the effective date of i4LIFE® Advantage. These charges continue during the Access Period. The i4LIFE® Advantage charge rate is reduced to 1.90% during the Lifetime Income Period. See Charges and Other Deductions – i4LIFE® Advantage Rider Charge for more information.
[3]	The current annual charge rate for all Select Guaranteed Income Benefit riders and for Guaranteed Income Benefit (Managed Risk) riders elected on and after May 21, 2018, is 0.95% of Account Value for the single life option and 1.15% of Account Value for the joint life option with a guaranteed maximum charge rate of 2.25% (2.45% joint life option). The current annual charge rate for Guaranteed Income Benefit (Managed Risk) riders elected prior to May 21, 2018 and Guaranteed Income Benefit (version 4) riders is 0.65% of Account Value for the single life option and 0.85% of Account Value for the joint life option with a guaranteed maximum charge rate of 2.00%. These charges are added to the i4LIFE® Advantage charges to comprise the total charges reflected. During the Lifetime Income Period, the Guaranteed Income Benefit charge rate is added to the i4LIFE® Advantage charge rate of 1.90%. See Charges and Other Deductions – i4LIFE® Advantage Guaranteed Income Benefit Charge for more information.
[4]	The current annual charge for the Guaranteed Income Benefit (version 1, 2 and 3) is 0.50% of Account Value with a guaranteed maximum charge of 1.50%. This charge is added to the i4LIFE® Advantage charges to comprise the total charges reflected. During the Lifetime Income Period, the Guaranteed Income Benefit charge is added to the i4LIFE® Advantage charge of 1.90%. The percentage charge may change to the current charge in effect at the time you elect an additional
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step-up period, not to exceed the guaranteed maximum charge percentage. See Charges and Other Deductions – i4LIFE® Advantage Guaranteed Income Benefit Charge for more information.

TABLE C
Expenses for i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) for Contractowners who Transition from Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk)
Annual Account Fee:[1]	$35

i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) for Contractowners who transition from Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk): [2]	Single/Joint Life
Separate Account Annual Expenses (as a percentage of average daily net assets in the Subaccounts):
Enhanced Guaranteed Minimum Death Benefit (EGMDB)	1.65%
Guarantee of Principal Death Benefit	1.55%

i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) for Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) riders elected on or after May 21, 2018:[3]	Single Life	Joint LIfe
Guaranteed Maximum Annual Charge	2.25%	2.45%
Current Initial Annual Charge	1.25%	1.50%
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) for Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) riders elected prior to May 21, 2018:[2,3]
Guaranteed Maximum Annual Charge	2.00%	2.00%
Guaranteed Minimum Annual Charge	1.05%	1.25%
[1]	During the Access Period, the account fee will be deducted from your Contract Value on each contract anniversary, or upon surrender of the contract. The account fee will be waived if your Contract Value is $50,000 or more on the contract anniversary (or date of surrender). This account fee may be less in some states and will be waived after the fifteenth Contract Year, regardless of your Contract Value. We do not assess the account fee on contracts issued prior to October 1, 2003.
[2]	These charges also apply to Lincoln Lifetime IncomeSM Advantage 2.0 purchasers who elect i4LIFE® Advantage Guaranteed Income Benefit (version 4).
[3]	As an annualized percentage of the greater of the Income Base (associated with your Living Benefit Rider) or Account Value. This charge is deducted from Account Value on a quarterly basis and only on and after the effective date of i4LIFE® Advantage. In the event of an automatic step-up in the Guaranteed Income Benefit, the dollar amount of the charge will increase by a two part formula: 1) the charge will increase by the same percentage that the Guaranteed Income Benefit payment increases and 2) the dollar amount of the charge will also increase by the percentage increase, if any, to the current charge rate of your Living Benefit Rider. (The charge for your Living Benefit Rider continues to be a factor in determining the i4LIFE® Advantage Guaranteed Income Benefit charge.) See Charges and Other Deductions – i4LIFE® Advantage Guaranteed Income Benefit Charge for Contractowners who transition from a Prior Rider for more information.

TABLE D
Expenses for i4LIFE® Advantage Select Guaranteed Income Benefit for Contractowners who Transition from Lincoln Market Select® Advantage
Annual Account Fee:[1]	$35

i4LIFE® Advantage Select Guaranteed Income Benefit for Contractowners who transition from Lincoln Market Select® Advantage:	Single/Joint Life
Separate Account Annual Expenses (as a percentage of average daily net assets in the Subaccounts):
Enhanced Guaranteed Minimum Death Benefit (EGMDB)	1.65%
Guarantee of Principal Death Benefit	1.55%

i4LIFE® Advantage Select Guaranteed Income Benefit for Lincoln Market Select® Advantage riders:[2]	Single Life	Joint Life
Guaranteed Maximum Annual Charge	2.25%	2.45%
Current Initial Annual Charge	1.25%	1.50%
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[1]	During the Access Period, the account fee will be deducted from your Contract Value on each contract anniversary, or upon surrender of the contract. The account fee will be waived if your Contract Value is $50,000 or more on the contract anniversary (or date of surrender). This account fee may be less in some states and will be waived after the fifteenth Contract Year, regardless of your Contract Value. We do not assess the account fee on contracts issued prior to October 1, 2003.
[2]	As an annualized percentage of the greater of the Income Base (associated with your Living Benefit Rider) or Account Value. This charge is deducted from Account Value on a quarterly basis and only on and after the effective date of i4LIFE® Advantage. In the event of an automatic step-up in the Guaranteed Income Benefit, the dollar amount of the charge will increase by a two part formula: 1) the charge will increase by the same percentage that the Guaranteed Income Benefit payment increases and 2) the dollar amount of the charge will also increase by the percentage increase, if any, to the current charge rate of your Living Benefit Rider. (The charge for your Living Benefit Rider continues to be a factor in determining the i4LIFE® Advantage Guaranteed Income Benefit charge.) See Charges and Other Deductions – i4LIFE® Advantage Guaranteed Income Benefit for Contractowners who transition from a Prior Rider for more information.

TABLE E
Expenses for i4LIFE® Advantage for Contractowners who Transition from 4LATER® Advantage
Annual Account Fee:[1]	$35

i4LIFE® Advantage with 4LATER® Advantage Guaranteed Income Benefit for Contractowners who transition from 4LATER® Advantage:[2]
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
Guaranteed Maximum Charge	3.60%
Current Charge	2.75%
Guarantee of Principal Death Benefit
Guaranteed Maximum Charge	3.45%
Current Charge	2.60%

Account Value Death Benefit
Guaranteed Maximum Charge	3.40%
Current Charge	2.55%
[1]	During the Access Period, the account fee will be deducted from your Contract Value on each contract anniversary, or upon surrender of the contract. The account fee will be waived if your Contract Value is $50,000 or more on the contract anniversary (or date of surrender). This account fee may be less in some states and will be waived after the fifteenth Contract Year, regardless of your Contract Value. We do not assess the account fee on contracts issued prior to October 1, 2003.
[2]	As an annualized percentage of average Account Value, computed daily. This charge is assessed only on and after the effective date of the Guaranteed Income Benefit. The current annual charge rate for the Guaranteed Income Benefit is 0.65% of the Account Value with a guaranteed maximum charge rate of 1.50%. This charge is added to the i4LIFE® Advantage charges to comprise the total charges reflected. During the Lifetime Income Period, the Guaranteed Income Benefit charge rate is added to the i4LIFE® Advantage charge rate of 1.90%. The charge rate will change to the current charge rate in effect upon election of a new step-up period, not to exceed the guaranteed maximum charge rate. For riders purchased before January 20, 2009, the current annual charge rate will increase from 0.50% to 0.65% upon the next election to reset the Income Base. See Charges and Other Deductions – 4LATER® Advantage Guaranteed Income Benefit Charge for more information.

The next item shows the minimum and maximum total annual operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The expenses are for the year ended December 31, 2017, adjusted to reflect anticipated changes in fees and expenses, or, for new portfolios, are based on estimates for the current fiscal year. More detail concerning each fund's fees and expenses is contained in the prospectus for each fund.
	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.34%	2.01%
Total Annual Fund Operating Expenses (after contractual waivers/reimbursements*)	0.31%	1.66%
*Some of the funds have entered into contractual waiver or reimbursement arrangements that may reduce fund management and other fees and/or expenses during the period of the arrangement. These arrangements vary in length, but no arrangement will terminate before April 30, 2019. There can be no assurance that fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each fund prospectus, and they may not cover certain expenses such as extraordinary expenses. Certain of these arrangements may provide that amounts previously waived or reimbursed may be recovered in future years. See each fund prospectus for complete information regarding annual operating expenses and any waivers or reimbursements in effect for a particular fund.
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Certain underlying funds have reserved the right to impose fees when fund shares are redeemed within a specified period of time of purchase (“redemption fees”). As of the date of this prospectus, none have done so. See The Contracts - Market Timing for a discussion of redemption fees.
For information concerning compensation paid for the sale of the contracts, see Distribution of the Contracts.
EXAMPLES
The following Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contractowner transaction expenses, contract fees, separate account annual expenses, and fund fees and expenses. The Examples have been calculated using the fees and expenses of the funds prior to the application of any contractual waivers and/or reimbursements.
The first Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that the EGMDB with 5% Step-Up Death Benefit and Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) at the guaranteed maximum charge are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1) If you surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$612	$1,866	$3,157	$6,508
2) If you annuitize or do not surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$612	$1,866	$3,157	$6,508
The next Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that the i4LIFE® Advantage with the EGMDB Death Benefit and Select Guaranteed Income Benefit at the guaranteed maximum charge are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1) If you surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$653	$1,928	$3,162	$6,083
2) If you annuitize or do not surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$653	$1,928	$3,162	$6,083
For more information, see Charges and Other Deductions in this prospectus, and the prospectuses for the funds. Premium taxes may also apply, although they do not appear in the examples. Different fees and expenses not reflected in the examples may be imposed during a period in which Annuity Payouts are made. See Annuity Payouts. These examples should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.
Summary of Common Questions
What kind of contract am I buying? This contract is an individual deferred flexible premium variable annuity contract between you and Lincoln Life. You may allocate your Purchase Payments to the VAA or to the fixed account. This prospectus primarily describes the variable side of the contract. This contract and certain riders, benefits, service features and enhancements may not be available in all states, and the charges may vary in certain states. All material state variations are discussed in this prospectus, however, non-material variations may not be discussed. You should refer to your contract regarding state-specific features. Please check with your registered representative regarding availability. This contract is no longer available for purchase.
What is the Variable Annuity Account (VAA)? It is a separate account we established under Indiana insurance law, and registered with the SEC as a unit investment trust. VAA assets are allocated to one or more Subaccounts, according to your investment choices. VAA assets are not chargeable with liabilities arising out of any other business which we may conduct. See Variable Annuity Account.
What are Asset Allocation Models? Asset allocation models are designed to assist you and your registered representative in deciding how to allocate your Purchase Payments among the various Subaccounts. Each model provides a diversified investment portfolio by combining different asset classes to help it reach its stated investment goal. See The Contracts – Asset Allocation Models.
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What are Investment Requirements? If you elect a Living Benefit Rider (except i4LIFE® Advantage without Guaranteed Income Benefit), you will be subject to certain requirements for your Subaccount investments, which means you may be limited in how much you can invest in certain Subaccounts. Different Investment Requirements apply to different riders. See The Contracts – Investment Requirements.
What are my investment choices? You may allocate your Purchase Payments to the VAA or to the fixed account, if available. Based upon your instruction for Purchase Payments, the VAA applies your Purchase Payments to one or more of the Subaccounts, which, in turn, invest in a corresponding underlying fund. Each fund holds a portfolio of securities consistent with its investment policy. See Investments of the Variable Annuity Account – Description of the Funds.
Who invests my money? Several different investment advisers manage the investment options. See Investments of the Variable Annuity Account – Description of the Funds.
How does the contract work? If we approve your application, we will send you a contract. When you make Purchase Payments during the accumulation phase, you buy Accumulation Units on the variable side of the contract and accumulate additional Contract Value through any investments in the fixed account, if available. If you decide to receive an Annuity Payout, your Accumulation Units are converted to Annuity Units. Your Annuity Payouts will be based on the number of Annuity Units you receive and the value of each Annuity Unit on payout days. See The Contracts.
What charges do I pay under the contract? We apply a charge to the daily net asset value of the VAA that consists of a mortality and expense risk charge based on the Death Benefit you select. There is an administrative charge in addition to the mortality and expense risk charge. The charges for any riders applicable to your contract will also be deducted from your Contract Value or Account Value if i4LIFE® Advantage is elected. See Charges and Other Deductions.
We will deduct any applicable premium tax from Purchase Payments or Contract Value, unless the governmental entity dictates otherwise, at the time the tax is incurred or at another time we choose.
See Expense Tables and Charges and Other Deductions for information regarding additional fees and expenses that may be incurred.
The funds' investment management fees, expenses and expense limitations, if applicable, are more fully described in the prospectuses for the funds.
The surrender, withdrawal or transfer of value before the end of the applicable Guaranteed Period associated with any investments in the fixed account may be subject to the Interest Adjustment, if applicable. See Fixed Side of the Contract.
Charges may also be imposed during the regular income or Annuity Payout period, including i4LIFE® Advantage, if elected. See The Contracts and Annuity Payouts.
For information about the compensation we pay for sales of contracts, see The Contracts – Distribution of the Contracts.
Am I limited in the amount of Purchase Payments I can make into the contract? You may make Purchase Payments to the contract any time, prior to the Annuity Commencement Date, subject to certain restrictions. Purchase Payments totaling $2 million or more are subject to Home Office approval. This amount takes into consideration the total Purchase Payments for all variable annuity contracts issued by the Company (or its affiliates) (excluding Lincoln Investor Advantage® and Lincoln Level AdvantageSM contracts) for the same Contractowner, joint owner, and/or Annuitant. Upon providing advance written notice, we reserve the right to further limit, restrict, or suspend Purchase Payments made to the contract.
If you elect a Living Benefit Rider (other than any version of i4LIFE® Advantage Guaranteed Income Benefit), after the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year. State variations may apply. Please check with your registered representative. If you elect any version of i4LIFE® Advantage Guaranteed Income Benefit, no additional Purchase Payments will be allowed at any time after the Periodic Income Commencement Date. If you elect i4LIFE® Advantage without Guaranteed Income Benefit, no additional Purchase Payments will be allowed after the Periodic Income Commencement Date for nonqualified contracts. For more information about these restrictions and limitations, see The Contracts – Purchase Payments.
How will my Annuity Payouts be calculated? If you decide to annuitize, you may select an annuity option and start receiving Annuity Payouts from your contract as a fixed option or variable option or a combination of both. See Annuity Payouts - Annuity Options. Remember that participants in the VAA benefit from any gain, and take a risk of any loss, in the value of the securities in the funds' portfolios, which would decrease the amount applied to any payout option and the related payments.
What happens if I die before I annuitize? The Death Benefit may be paid upon the death of either the Contractowner or the Annuitant. Upon the death of the Contractowner, your Beneficiary will receive Death Benefit proceeds based upon the Death Benefit you select. Your Beneficiary has options as to how the Death Benefit is paid. In the alternative, upon the death of the Annuitant the Contractowner may choose to receive a Death Benefit. See The Contracts – Death Benefit.
What happens if I die on or after the Annuity Commencement Date? Once you reach the Annuity Commencement Date, any applicable Death Benefit will terminate.
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May I transfer Contract Value between variable options and between the variable and fixed sides of the contract? Yes, subject to certain restrictions. Generally, transfers made before the Annuity Commencement Date are restricted to no more than 12 per Contract Year. The minimum amount that can be transferred to the fixed account is $2,000 (unless the total amount in the Subaccounts is less than $2,000). If transferring funds from the fixed account to a Subaccount, you may only transfer up to 25% of the total value invested in the fixed account in any 12-month period. The minimum amount that may be transferred is $300. Transfers from the fixed account may be subject to an Interest Adjustment. If permitted by your contract, we may discontinue accepting transfers into the fixed side of the contract at any time. See The Contracts – Transfers On or Before the Annuity Commencement Date and Transfers After the Annuity Commencement Date. For further information, see also the Fixed Side of the Contract and Guaranteed Periods.
What are Living Benefit Riders? Living Benefit Riders are optional riders available to purchase for an additional fee. These riders provide different types of minimum guarantees if you meet certain conditions. These riders offer either a minimum withdrawal benefit (Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Market Select® Advantage, Lincoln Lifetime IncomeSM Advantage 2.0, Lincoln Lifetime IncomeSM Advantage and Lincoln SmartSecurity® Advantage) or a minimum Annuity Payout (i4LIFE® Advantage with or without the Guaranteed Income Benefit). If you select a Living Benefit Rider, you will be subject to Investment Requirements (unless you elect i4LIFE® Advantage without Guaranteed Income Benefit). Excess Withdrawals may have adverse effects on the benefit (especially during times of poor investment performance), as they may result in a reduction or premature termination of those benefits or of those riders. If you are not certain how an Excess Withdrawal will reduce your future guaranteed amounts, you should contact either your registered representative or us prior to requesting a withdrawal to find out what, if any, impact the Excess Withdrawal will have on any guarantees under the Living Benefit Rider. Any guarantees under the contract that exceed your Contract Value are subject to our financial strength and claims-paying ability. We reserve the right to discontinue offering any of the Living Benefit Riders at any time upon advanced written notice to you. This means that there is a chance that you may not be able to elect these Living Benefit Riders in the future (unless you are guaranteed the right to elect i4LIFE® Advantage under the terms of your contract or i4LIFE® Advantage Guaranteed Income Benefit under the terms of another Living Benefit Rider). In addition, we may make different versions of the Living Benefit Riders available.
Which Living Benefit Riders are currently available? The riders that are currently available are: Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Market Select® Advantage, i4LIFE® Advantage Select Guaranteed Income Benefit, i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) and i4LIFE® Advantage (without Guaranteed Income Benefit). See Living Benefit Riders later in this prospectus regarding limitations on the availability of these riders.
Can I transition from my Living Benefit Rider to i4LIFE® Advantage Guaranteed Income Benefit? Under the terms of certain Living Benefit Riders you are guaranteed the right to transition to the applicable version of i4LIFE® Advantage Guaranteed Income Benefit. Please refer to the section of this prospectus that discusses your Living Benefit Rider for more information on whether you are eligible to transition. You should consider electing i4LIFE® Advantage when you are ready to immediately start receiving i4LIFE® Advantage payments, whereas with your current Living Benefit Rider, you may defer taking withdrawals until a later date. When deciding whether to make this transition, you should consider that, depending on your age (and the age of your spouse under the joint life option) and selected features of i4LIFE® Advantage, i4LIFE® Advantage may provide a higher payout than the payouts from your current Living Benefit Rider. See i4LIFE® Advantage Guaranteed Income Benefit Transitions for a discussion of this transition.
May I surrender the contract or make a withdrawal? Yes, subject to contract requirements and to the restrictions of any qualified retirement plan for which the contract was purchased. A portion of surrender or withdrawal proceeds may be taxable. In addition, if you decide to take a distribution before age 59½, a 10% Internal Revenue Service (IRS) additional tax may apply. A surrender or a withdrawal also may be subject to 20% withholding. See The Contracts – Federal Tax Matters.
Can I cancel this contract? Yes. You can cancel the contract within ten days (in some states longer) of the date you first receive the contract. You need to return the contract, postage prepaid, to our Home Office. In most states you assume the risk of any market drop on Purchase Payments you allocate to the variable side of the contract. See Return Privilege.
Condensed Financial Information
Appendix A to this prospectus provides more information about Accumulation Unit values.
Investment Results
At times, the VAA may compare its investment results to various unmanaged indices or other variable annuities in reports to shareholders, sales literature and advertisements. The results will be calculated on a total return basis for various periods. Total returns include the reinvestment of all distributions, which are reflected in changes in unit value. The money market Subaccount's yield is based upon investment performance over a 7-day period, which is then annualized.
There can be no assurance that a money market fund will be able to maintain a stable net asset value of $1.00 per share. During periods of low interest rates, the yield of a money market fund may become extremely low and possibly negative. In addition, if the yield of a Subaccount investing in a money market fund becomes negative, due in part to Contract fees and expenses, your Contract Value
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may decline. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The sponsor of a money market fund has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time. If, under SEC rules, a money market fund suspends payments of redemption proceeds, we will delay payment of any transfer, withdrawal, or benefit from a Subaccount investing in the money market fund until the fund resumes payment. If, under SEC rules, a money market fund institutes a liquidity fee, we may assess the fee against your Contract Value if a payment is made to you from a Subaccount investing in the money market fund.
The money market yield figure and annual performance of the Subaccounts are based on past performance and do not indicate or represent future performance.
The Lincoln National Life Insurance Company
The Lincoln National Life Insurance Company (Lincoln Life or Company), organized in 1905, is an Indiana-domiciled insurance company, engaged primarily in the direct issuance of life insurance contracts and annuities. Lincoln Life is wholly owned by Lincoln National Corporation (LNC), a publicly held insurance and financial services holding company incorporated in Indiana. Lincoln Life is obligated to pay all amounts promised to Contractowners under the contracts.
Depending on when you purchased your contract, you may be permitted to make allocations to the fixed account, which is part of our general account. See The Fixed Side of the Contract. In addition, any guarantees under the contract that exceed your Contract Value, such as those associated with Death Benefit options and Living Benefit Riders are paid from our general account (not the VAA). Therefore, any amounts that we may pay under the contract in excess of Contract Value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments.
We issue other types of insurance policies and financial products as well. In addition to any amounts we are obligated to pay in excess of Contract Value under the contracts, we also pay our obligations under these products from our assets in the general account. Moreover, unlike assets held in the VAA, the assets of the general account are subject to the general liabilities of the Company and, therefore, to the Company’s general creditors. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other Contractowner obligations.
The general account is not segregated or insulated from the claims of the insurance company’s creditors. Investors look to the financial strength of the insurance companies for these insurance guarantees. Therefore, guarantees provided by the insurance company as to benefits promised in the prospectus are subject to the claims paying ability of the insurance company and are subject to the risk that the insurance company may not be able to cover or may default on its obligations under those guarantees.
Our Financial Condition.  Among the laws and regulations applicable to us as an insurance company are those which regulate the investments we can make with assets held in our general account. In general, those laws and regulations determine the amount and type of investments which we can make with general account assets.
In addition, state insurance regulations require that insurance companies calculate and establish on their financial statements, a specified amount of reserves in order to meet the contractual obligations to pay the claims of our Contractowners. In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts to cover actual or expected contract and claims payments. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.
State insurance regulators also require insurance companies to maintain a minimum amount of capital in excess of liabilities, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on assets held in our general account, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value.
How to Obtain More Information.  We encourage both existing and prospective Contractowners to read and understand our financial statements. We prepare our financial statements on both a statutory basis and according to Generally Accepted Accounting Principles (GAAP). Our audited GAAP financial statements, as well as the financial statements of the VAA, are located in the SAI. If you would like a free copy of the SAI, please write to us at: PO Box 2348, Fort Wayne, IN 46801-2348, or call 1-888-868-2583. In addition, the SAI is available on the SEC’s website at http://www.sec.gov. You may obtain our audited statutory financial statements and any unaudited statutory financial statements that may be available by visiting our website at www.LincolnFinancial.com.
You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of an operating insurance company’s financial capacity to meet the obligations of its insurance and annuity contracts based on its financial strength and/or claims-paying ability. Additional information about rating agencies is included in the SAI.
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Lincoln Financial Group is the marketing name for Lincoln National Corporation (NYSE:LNC) and its affiliates. Through its affiliates, Lincoln Financial Group offers annuities, life, group life and disability insurance, 401(k) and 403(b) plans, and comprehensive financial planning and advisory services.
Variable Annuity Account (VAA)
On November 3, 1997, the VAA was established as an insurance company separate account under Indiana law. It is registered with the SEC as a unit investment trust under the provisions of the Investment Company Act of 1940 (1940 Act). The VAA is a segregated investment account, meaning that its assets may not be charged with liabilities resulting from any other business that we may conduct. Income, gains and losses, whether realized or not, from assets allocated to the VAA are, in accordance with the applicable annuity contracts, credited to or charged against the VAA. They are credited or charged without regard to any other income, gains or losses of Lincoln Life. We are the issuer of the contracts and the obligations set forth in the contract, other than those of the Contractowner, are ours. The VAA satisfies the definition of a separate account under the federal securities laws. We do not guarantee the investment performance of the VAA. Any investment gain or loss depends on the investment performance of the funds. You assume the full investment risk for all amounts allocated to the VAA.
The VAA is used to support other annuity contracts offered by us in addition to the contracts described in this prospectus. The other annuity contracts supported by the VAA generally invest in the same funds as the contracts described in this prospectus. These other annuity contracts may have different charges that could affect the performance of their Subaccounts, and they offer different benefits.
Financial Statements
The December 31, 2017 financial statements of the VAA and the December 31, 2017 consolidated financial statements of Lincoln Life are located in the SAI. If you would like a free copy of the SAI, complete and mail the request on the last page of this prospectus, or call 1-888-868-2583.
Investments of the Variable Annuity Account
You decide the Subaccount(s) to which you allocate Purchase Payments. There is a separate Subaccount which corresponds to each class of each fund. You may change your allocation without penalty or charges. Shares of the funds will be sold at net asset value with no initial sales charge to the VAA in order to fund the contracts. The funds are required to redeem fund shares at net asset value upon our request.
Investment Advisers
As compensation for its services to the funds, each investment adviser for each fund receives a fee from the funds which is accrued daily and paid monthly. This fee is based on the net assets of each fund, as defined in the prospectuses for the funds.
Certain Payments We Receive with Regard to the Funds
We (and/or our affiliates) incur expenses in promoting, marketing, and administering the contracts and the underlying funds. With respect to a fund, including affiliated funds, the adviser and/or distributor, or an affiliate thereof, may make payments to us (or an affiliate) for certain services we provide on behalf of the funds. Such services include, but are not limited to, recordkeeping; aggregating and processing purchase and redemption orders; providing Contractowners with statements showing their positions within the funds; processing dividend payments; providing subaccounting services for shares held by Contractowners; and forwarding shareholder communications, such as proxies, shareholder reports, dividend and tax notices, and printing and delivering prospectuses and updates to Contractowners. It is anticipated that such payments will be based on a percentage of assets of the particular fund attributable to the contracts along with certain other variable contracts issued or administered by us (or an affiliate). These percentages are negotiated and vary with each fund. Some advisers and/or distributors may pay us significantly more than other advisers and/or distributors and the amount we receive may be substantial. These percentages currently range up to 0.50%, and as of the date of this prospectus, we were receiving payments from most fund families. We (or our affiliates) may profit from these payments. These payments may be derived, in whole or in part, from the investment advisory fee deducted from fund assets. Contractowners, through their indirect investment in the funds, bear the costs of these investment advisory fees (see the funds' prospectuses for more information). Additionally, a fund's adviser and/or distributor or its affiliates may provide us with certain services that assist us in the distribution of the contracts and may pay us and/or certain affiliates amounts for marketing programs and sales support, as well as amounts to participate in training and sales meetings.
In addition to the payments described above, most of the funds offered as part of this contract make payments to us under their distribution plans (12b-1 plans) for the marketing and distribution of fund shares. The payment rates range up to 0.35% based on the
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amount of assets invested in those funds. Payments made out of the assets of the fund will reduce the amount of assets that otherwise would be available for investment, and will reduce the fund's investment return. The dollar amount of future asset-based fees is not predictable because these fees are a percentage of the fund's average net assets, which can fluctuate over time. If, however, the value of the fund goes up, then so would the payment to us (or our affiliates). Conversely, if the value of the funds goes down, payments to us or our affiliates would decrease.
Description of the Funds
Each of the Subaccounts of the VAA is invested solely in shares of one of the funds available under the contract. Each fund may be subject to certain investment policies and restrictions which may not be changed without a majority vote of shareholders of that fund.
We select the funds offered through the contract based on several factors, including, without limitation, asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, the capability and qualification of each sponsoring investment firm, and whether the fund is affiliated with us. Another factor we consider during the initial selection process is whether the fund or an affiliate of the fund will make payments to us or our affiliates. We may also consider the ability of the fund to help manage volatility and our risks associated with the guarantees we provide under the contract and under optional riders, especially the Living Benefit Riders. We review each fund periodically after it is selected. We reserve the right to remove a fund or restrict allocation of additional Purchase Payments to a fund if we determine the fund no longer meets one or more of the factors and/or if the fund has not attracted significant Contractowner assets. Finally, when we develop a variable annuity product in cooperation with a fund family or distributor (e.g., a “private label” product), we generally will include funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from our selection criteria.
Certain funds offered as part of this contract have similar investment objectives and policies to other portfolios managed by the adviser. The investment results of the funds, however, may be higher or lower than the other portfolios that are managed by the adviser or sub-adviser. There can be no assurance, and no representation is made, that the investment results of any of the funds will be comparable to the investment results of any other portfolio managed by the adviser or sub-adviser, if applicable.
Certain funds invest their assets in other funds. As a result, you will pay fees and expenses at both fund levels. This will reduce your investment return. These arrangements are referred to as funds of funds or master-feeder funds, which may have higher expenses than funds that invest directly in debt or equity securities. An advisor affiliated with us manages some of the available funds of funds. Our affiliates may promote the benefits of such funds to Contractowners and/or suggest that Contractowners consider whether allocating some or all of their Contract Value to such portfolios is consistent with their desired investment objectives. In doing so, we may be subject to conflicts of interest insofar as we may derive greater revenues from the affiliated fund of funds than certain other funds available to you under your contract.
Certain funds may employ risk management strategies to provide for downside protection during sharp downward movements in equity markets. These strategies could limit the upside participation of the fund in rising equity markets relative to other funds. The Death Benefits and Living Benefit Riders offered under the contract also provide protection in the event of a market downturn. Likewise, there are additional costs associated with the Death Benefits and Living Benefit Riders, which can limit the contract’s upside participation in the markets. Many of these funds are included in the Investment Requirements associated with the Living Benefit Riders. Risk management strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your Contract Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. For more information on these funds and their risk management strategies, please see the Investment Requirements section of this prospectus. You should consult with your registered representative to determine which combination of investment choices and Death Benefit and/or Living Benefit Rider purchases (if any) are appropriate for you.
Following are brief summaries of the fund descriptions. More detailed information may be obtained from the current prospectus for each fund. You should read each fund prospectus carefully before investing. Prospectuses for each fund are available by contacting us. In addition, if you receive a summary prospectus for a fund, you may obtain a full statutory prospectus by referring to the contact information for the fund company on the cover page of the summary prospectus. Please be advised that there is no assurance that any of the funds will achieve their stated objectives.
AIM Variable Insurance Funds (Invesco Variable Insurance Funds), advised by Invesco Advisers, Inc.
•	Invesco V.I. American Franchise Fund (Series II Shares): Capital growth. This fund is not offered in contracts issued on or after May 24, 2004.
•	Invesco V.I. Core Equity Fund (Series II Shares): Long-term growth of capital. This fund is not offered in contracts issued on or after May 24, 2004.
•	Invesco V.I. Equally-Weighted S&P 500 Fund (Series II Shares): To seek to achieve a high level of total return on its assets through a combination of capital appreciation and current income.
•	Invesco V.I. International Growth Fund (Series II Shares): Long-term growth of capital.
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AllianceBernstein Variable Products Series Fund, advised by AllianceBernstein, L.P.
•	AB VPS Global Thematic Growth Portfolio (Class B): Long-term growth of capital.
•	AB VPS Large Cap Growth Portfolio (Class B): Long-term growth of capital. This fund is not offered in contracts issued on or after June 6, 2005.
•	AB VPS Small/Mid Cap Value Portfolio (Class B): Long-term growth of capital.
ALPS Variable Investment Trust, advised by ALPS Advisors, Inc.
•	ALPS/Stadion Core ETF Portfolio (Class III): Seeks a balance between current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
American Century Variable Portfolios, Inc., advised by American Century Investment Management, Inc.
•	American Century VP Balanced Fund (Class II): Long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.
•	American Century VP Large Company Value Fund (Class II): Long-term capital growth. Income is a secondary objective.
American Funds Insurance Series®, advised by Capital Research and Management Company
•	American Funds Global Growth Fund (Class 2): Long-term growth of capital.
•	American Funds Global Small Capitalization Fund (Class 2): Long-term capital growth.
•	American Funds Growth Fund (Class 2): Growth of capital.
•	American Funds Growth-Income Fund (Class 2): Long-term growth of capital and income.
•	American Funds International Fund (Class 2): Long-term growth of capital.
BlackRock Variable Series Funds, Inc., advised by BlackRock Advisors, LLC
•	BlackRock Global Allocation V.I. Fund (Class III): High total investment return.
Delaware VIP® Trust, advised by Delaware Management Company(1)
•	Delaware VIP® Diversified Income Series (Service Class): Maximum long-term total return consistent with reasonable risk.
•	Delaware VIP® Emerging Markets Series (Service Class): Long-term capital appreciation.
•	Delaware VIP® High Yield Series (Service Class): Total return and, as a secondary objective, high current income.
•	Delaware VIP® Limited-Term Diversified Income Series (Service Class): Maximum total return, consistent with reasonable risk.
•	Delaware VIP® REIT Series (Service Class): Maximum long-term total return, with capital appreciation as a secondary objective.
•	Delaware VIP® Small Cap Value Series (Service Class): Capital appreciation.
•	Delaware VIP® Smid Cap Core Series (Service Class): Long-term capital appreciation.
•	Delaware VIP® U.S. Growth Series (Service Class): Long-term capital appreciation.
•	Delaware VIP® Value Series (Service Class): Long-term capital appreciation.
Deutsche Investments VIT Funds, advised by Deutsche Investment Management Americas, Inc.
•	Deutsche Equity 500 Index VIP Portfolio (Class A): To replicate, as closely as possible, before the deduction of expenses, the performance of the Standard & Poor’s 500 Composite Stock Price Index (the “S&P 500® Index”), which emphasizes stocks of large US companies.
•	Deutsche Small Cap Index VIP Portfolio (Class A): To replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small US companies.
Deutsche Variable Series II, advised by Deutsche Investment Management Americas, Inc.
•	Deutsche Alternative Asset Allocation VIP Portfolio (Class B): Capital appreciation; a fund of funds.
Fidelity® Variable Insurance Products, advised by Fidelity Management and Research Company
•	Fidelity® VIP Contrafund® Portfolio (Service Class 2): Long-term capital appreciation.
•	Fidelity® VIP FundsManager® 50% Portfolio (Service Class 2): High total return; a fund of funds.
•	Fidelity® VIP Growth Portfolio (Service Class 2): To achieve capital appreciation.
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•	Fidelity® VIP Mid Cap Portfolio (Service Class 2): Long-term growth of capital.
First Trust Variable Insurance Trust, advised by First Trust Advisors, L.P.
•	First Trust/Dow Jones Dividend & Income Allocation Portfolio (Class I): To provide total return by allocating among dividend-paying stocks and investment grade bonds.
Franklin Templeton Variable Insurance Products Trust, advised by Franklin Advisers, Inc. for the Franklin Income VIP Fund and the Templeton Global Bond VIP Fund, and by Templeton Global Advisors Limited for the Templeton Growth VIP Fund, and by Franklin Mutual Advisors, LLC for the Franklin Mutual Shares VIP Fund.
•	Franklin Income VIP Fund (Class 2): To maximize income while maintaining prospects for capital appreciation.
•	Franklin Mutual Shares VIP Fund (Class 2): Capital appreciation; income is a secondary consideration.
•	Templeton Global Bond VIP Fund (Class 2): High current income consistent with preservation of capital; capital appreciation is a secondary objective.
•	Templeton Growth VIP Fund (Class 2): Long-term capital growth.
Janus Aspen Series, advised by Janus Capital Management LLC
•	Janus Henderson Balanced Portfolio (Service Shares): Long-term capital growth, consistent with preservation of capital and balanced by current income.
This fund is not offered in contracts issued on or after June 6, 2005.
•	Janus Henderson Enterprise Portfolio (Service Shares): Long-term growth of capital. This fund is not offered in contracts issued on or after June 6, 2005.
•	Janus Henderson Global Research Portfolio (Service Shares): Long-term growth of capital. This fund is not offered in contracts issued on or after May 24, 2004.
JPMorgan Insurance Trust, advised by J.P. Morgan Investment Management Inc.
•	JPMorgan Insurance Trust Core Bond Portfolio (Class 2): To maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.
•	JPMorgan Insurance Trust Global Allocation Portfolio (Class 2): Maximize long-term total return.
Legg Mason Partners Variable Equity Trust, advised by Legg Mason Partners Fund Advisor, LLC.
•	ClearBridge Variable Large Cap Growth Portfolio (Class II): Long-term growth of capital.
•	ClearBridge Variable Mid Cap Portfolio (Class II): Long-term growth of capital.
•	QS Variable Conservative Growth (Class II): Balance of growth of capital and income.
Lincoln Variable Insurance Products Trust, advised by Lincoln Investment Advisors Corporation.
•	LVIP American Century Select Mid Cap Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.
•	LVIP Baron Growth Opportunities Fund (Service Class): Capital appreciation.
•	LVIP BlackRock Dividend Value Managed Volatility Fund (Service Class): Reasonable income by investing primarily in income-producing equity securities.
•	LVIP BlackRock Global Allocation V.I. Managed Risk Fund (Service Class): Capital appreciation; a fund of funds.
•	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund (Service Class): A balance between current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP BlackRock Inflation Protected Bond Fund (Service Class): To maximize real return, consistent with preservation of real capital and prudent investment management.
•	LVIP BlackRock Scientific Allocation Fund (Service Class): Total return.
•	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund (Service Class): A balance between current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP Blended Core Equity Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.
•	LVIP Blended Large Cap Growth Managed Volatility Fund (Standard Class): Long-term growth of capital in a manner consistent with the preservation of capital.
•	LVIP Blended Mid Cap Managed Volatility Fund (Service Class): Capital appreciation.
•	LVIP Clarion Global Real Estate Fund (Service Class): Total return through a combination of current income and long-term capital appreciation.
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•	LVIP ClearBridge Large Cap Managed Volatility Fund (Service Class): Long-term capital appreciation; a fund of funds.
•	LVIP Delaware Bond Fund (Standard Class)(1): Maximum current income (yield) consistent with a prudent investment strategy.
•	LVIP Delaware Diversified Floating Rate Fund (Service Class)(1): Total return.
•	LVIP Delaware Social Awareness Fund (Standard Class)(1): To maximize long-term capital appreciation.
•	LVIP Delaware Special Opportunities Fund (Service Class)(1): To maximize long-term capital appreciation.
•	LVIP Delaware Wealth Builder Fund (Standard Class)(1): To provide a responsible level of income and the potential for capital appreciation.
•	LVIP Dimensional International Core Equity Fund (Service Class): Long-term capital appreciation.
•	LVIP Dimensional International Equity Managed Volatility Fund (Service Class): Long-term capital appreciation; a fund of funds.
•	LVIP Dimensional U.S. Core Equity 1 Fund (Service Class): Long-term capital appreciation.
•	LVIP Dimensional U.S. Core Equity 2 Fund (Service Class): Long-term capital appreciation.
•	LVIP Dimensional U.S. Equity Managed Volatility Fund (Service Class): Long-term capital appreciation; a fund of funds.
•	LVIP Dimensional/Vanguard Total Bond Fund (Service Class): Total return consistent with the preservation of capital; a fund of funds.
•	LVIP Franklin Templeton Global Equity Managed Volatility Fund (Service Class): Long-term capital growth.
•	LVIP Franklin Templeton Multi-Asset Opportunities Fund (Service Class): Long-term growth of capital.
•	LVIP Franklin Templeton Value Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.
•	LVIP Global Conservative Allocation Managed Risk Fund (Service Class): A high level of current income with some consideration given to growth of capital; a fund of funds.
•	LVIP Global Growth Allocation Managed Risk Fund (Service Class): A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP Global Income Fund (Service Class): Current income consistent with preservation of capital.
•	LVIP Global Moderate Allocation Managed Risk Fund (Service Class): A balance between a high level of current income and growth of capital, with an emphasis on growth of capital; a fund of funds.
•	LVIP Goldman Sachs Income Builder Fund (Service Class): To seek a balance of current income and capital appreciation.
•	LVIP Government Money Market Fund (Standard Class): Current income while (i) maintaining a stable value of your shares (providing stability of net asset value) and (ii) preserving the value of your initial investment (preservation of capital).
•	LVIP Invesco Diversified Equity-Income Managed Volatility Fund (Service Class): Capital appreciation and current income; a fund of funds.
•	LVIP Invesco Select Equity Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.
•	LVIP JPMorgan High Yield Fund (Service Class): A high level of current income; capital appreciation is the secondary objective.
•	LVIP JPMorgan Retirement Income Fund (Service Class): Current income and some capital appreciation.
•	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund (Service Class): Long-term capital appreciation.
•	LVIP MFS International Equity Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.
•	LVIP MFS International Growth Fund (Service Class): Long-term capital appreciation.
•	LVIP MFS Value Fund (Service Class): Capital appreciation.
•	LVIP Mondrian International Value Fund (Standard Class): Long-term capital appreciation as measured by the change in the value of fund shares over a period of three years or longer.
•	LVIP Multi-Manager Global Equity Managed Volatility Fund (Service Class): Long-term growth of capital; a fund of funds.
•	LVIP PIMCO Low Duration Bond Fund (Service Class): To seek a high level of current income consistent with preservation of capital.
•	LVIP Select Core Equity Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.
•	LVIP SSGA Bond Index Fund (Service Class): To match as closely as practicable, before fees and expenses, the performance of the Barclays Capital U.S. Aggregate Index.
•	LVIP SSGA Conservative Index Allocation Fund (Service Class): A high level of current income, with some consideration given to growth of capital; a fund of funds.
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•	LVIP SSGA Conservative Structured Allocation Fund (Service Class): A high level of current income, with some consideration given to growth of capital; a fund of funds.
•	LVIP SSGA Developed International 150 Fund (Service Class): To maximize long-term capital appreciation.
•	LVIP SSGA Emerging Markets 100 Fund (Service Class): To maximize long-term capital appreciation.
•	LVIP SSGA Global Tactical Allocation Managed Volatility Fund (Service Class): Long-term growth of capital; a fund of funds.
•	LVIP SSGA International Index Fund (Service Class): To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.
•	LVIP SSGA International Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.
•	LVIP SSGA Large Cap 100 Fund (Service Class): To maximize long-term capital appreciation.
•	LVIP SSGA Large Cap Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.
•	LVIP SSGA Mid-Cap Index Fund (Service Class): To seek to approximate as closely as practicable, before fees and expenses, the performance of a broad market index that emphasizes stocks of mid-sized U.S. companies.
•	LVIP SSGA Moderate Index Allocation Fund (Service Class): A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP SSGA Moderate Structured Allocation Fund (Service Class): A balance between a high level of current income and growth of capital, with an emphasis on growth of capital; a fund of funds.
•	LVIP SSGA Moderately Aggressive Index Allocation Fund (Service Class): A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP SSGA Moderately Aggressive Structured Allocation Fund (Service Class): A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP SSGA S&P 500 Index Fund (Service Class): To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.(2)
•	LVIP SSGA Short-Term Bond Index Fund (Service Class): To provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short-term U.S. corporate bond market.
This fund will be available on or about May 21, 2018. Consult your registered representative.
•	LVIP SSGA Small-Cap Index Fund (Service Class): To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.
•	LVIP SSGA Small-Mid Cap 200 Fund (Service Class): To maximize long-term capital appreciation.
•	LVIP SSGA SMID Cap Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.
•	LVIP T. Rowe Price 2010 Fund (Service Class): The highest total return over time consistent with an emphasis on both capital growth and income; a fund of funds.
•	LVIP T. Rowe Price 2020 Fund (Service Class): The highest total return over time consistent with an emphasis on both capital growth and income; a fund of funds.
•	LVIP T. Rowe Price 2030 Fund (Service Class): The highest total return over time consistent with an emphasis on both capital growth and income; a fund of funds.
•	LVIP T. Rowe Price 2040 Fund (Service Class): The highest total return over time consistent with an emphasis on both capital growth and income; a fund of funds.
•	LVIP T. Rowe Price Growth Stock Fund (Service Class): Long-term capital growth.
•	LVIP T. Rowe Price Structured Mid-Cap Growth Fund (Standard Class): To maximize capital appreciation.
•	LVIP U.S. Growth Allocation Managed Risk Fund (Service Class): High level of current income and growth of capital, with an emphasis on growth of capital; a fund of funds.
•	LVIP Vanguard Domestic Equity ETF Fund (Service Class): Long-term capital appreciation; a fund of funds.
•	LVIP Vanguard International Equity ETF Fund (Service Class): Long-term capital appreciation; a fund of funds.
•	LVIP Wellington Capital Growth Fund (Service Class): Capital growth.
•	LVIP Wellington Mid-Cap Value Fund (Service Class): Long-term capital appreciation.
•	LVIP Western Asset Core Bond Fund (Service Class): Maximize total return.
MFS® Variable Insurance Trust, advised by Massachusetts Financial Services Company
•	MFS® VIT Growth Series (Service Class): Capital appreciation.
•	MFS® VIT Total Return Series (Service Class): Total return.
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•	MFS® VIT Utilities Series (Service Class): Total return.
MFS® Variable Insurance Trust II, advised by Massachusetts Financial Services Company
•	MFS® VIT II Core Equity Portfolio (Service Class): This fund is not offered in contracts issued on or after June 6, 2005.
Neuberger Berman Advisers Management Trust, advised by Neuberger Berman Management, Inc.
•	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio (I Class): Growth of capital.
PIMCO Variable Insurance Trust, advised by PIMCO
•	PIMCO VIT CommodityRealReturn® Strategy Portfolio (Advisor Class): Maximum real return, consistent with prudent investment management.
Putnam Variable Trust, advised by Putnam Investment Management, LLC
•	Putnam VT Equity Income Fund (Class IB): Capital growth and current income. This fund is only available for contracts issued prior to May 24, 2004.
•	Putnam VT George Putnam Balanced Fund (Class IB): Balanced investment composed of a well-diversified portfolio of stocks and bonds which produce both capital growth and current income.
•	Putnam VT Global Health Care Fund (Class IB): Capital appreciation. This fund is not offered in contracts issued on or after May 24, 2004
(1)	Investments in Delaware Investments VIP Series, Delaware Funds, LVIP Delaware Funds or Lincoln Life accounts managed by Delaware Investment Advisors, a series of Macquarie Investments Management Business Trust, are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46008 583 542 and its holding companies, including their subsidiaries or related companies, and are subject to investment risk, including possible delays in prepayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series or Funds or accounts, the repayment of capital from the Series or Funds or account, or any particular rate of return.
Fund Shares
We will purchase shares of the funds at net asset value and direct them to the appropriate Subaccounts of the VAA. We will redeem sufficient shares of the appropriate funds to pay Annuity Payouts, Death Benefits, surrender/withdrawal proceeds or for other purposes described in the contract. If you want to transfer all or part of your investment from one Subaccount to another, we may redeem shares held in the first Subaccount and purchase shares of the other. Redeemed shares are retired, but they may be reissued later.
Shares of the funds are not sold directly to the general public. They are sold to us, and may be sold to other insurance companies, for investment of the assets of the Subaccounts established by those insurance companies to fund variable annuity and variable life insurance contracts.
When a fund sells any of its shares both to variable annuity and to variable life insurance separate accounts, it is said to engage in mixed funding. When a fund sells any of its shares to separate accounts of unaffiliated life insurance companies, it is said to engage in shared funding.
The funds currently engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interest of various Contractowners participating in a fund could conflict. Each of the fund’s Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. The funds do not foresee any disadvantage to Contractowners arising out of mixed or shared funding. If such a conflict were to occur, one of the separate accounts might withdraw its investment in a fund. This might force a fund to sell portfolio securities at disadvantageous prices. See the prospectuses for the funds.
Reinvestment of Dividends and Capital Gain Distributions
All dividends and capital gain distributions of the funds are automatically reinvested in shares of the distributing funds at their net asset value on the date of distribution. Dividends are not paid out to Contractowners as additional units, but are reflected as changes in unit values.
Addition, Deletion or Substitution of Investments
We reserve the right, within the law, to make certain changes to the structure and operation of the VAA at our discretion and without your consent. We may add, delete, or substitute funds for all Contractowners or only for certain classes of Contractowners. New or substitute funds may have different fees and expenses, and may only be offered to certain classes of Contractowners.
Substitutions may be made with respect to existing investments or the investment of future Purchase Payments, or both. We may close Subaccounts to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion. The funds,
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which sell their shares to the Subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Subaccounts.
We may also:
•	remove, combine, or add Subaccounts and make the new Subaccounts available to you at our discretion;
•	transfer assets supporting the contracts from one Subaccount to another or from the VAA to another separate account;
•	combine the VAA with other separate accounts and/or create new separate accounts;
•	deregister the VAA under the 1940 Act; and
•	operate the VAA as a management investment company under the 1940 Act or as any other form permitted by law.
We may modify the provisions of the contracts to reflect changes to the Subaccounts and the VAA and to comply with applicable law. We will not make any changes without any necessary approval by the SEC. We will also provide you written notice.
Charges and Other Deductions
We will deduct the charges described below to cover our costs and expenses, services provided and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder.
Our administrative services include:
•	processing applications for and issuing the contracts;
•	processing purchases and redemptions of fund shares as required (including dollar cost averaging, cross-reinvestment, portfolio rebalancing, and automatic withdrawal services – See Additional Services and the SAI for more information on these programs);
•	maintaining records;
•	administering Annuity Payouts;
•	furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);
•	reconciling and depositing cash receipts;
•	providing contract confirmations;
•	providing toll-free inquiry services; and
•	furnishing telephone and other electronic surrenders, withdrawals and fund transfer services.
The risks we assume include:
•	the risk that lifetime payments to individuals from Living Benefit Riders will exceed the Contract Value;
•	the risk that Death Benefits paid will exceed the actual Contract Value;
•	the risk that, if a Guaranteed Income Benefit rider is in effect, the required Regular Income Payments will exceed the Account Value;
•	the risk that Annuitants upon which Annuity Payouts are based live longer than we assumed when we calculated our guaranteed rates (these rates are incorporated in the contract and cannot be changed); and
•	the risk that our costs in providing the services will exceed our revenues from contract charges (which we cannot change).
The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the description of the charge. Any remaining expenses will be paid from our general account which may consist, among other things, of proceeds derived from mortality and expense risk charges deducted from the account. We may profit from one or more of the fees and charges deducted under the contract. We may use these profits for any corporate purpose, including financing the distribution of the contracts.
Deductions from the VAA
For the base contract, we apply to the average daily net asset value of the Subaccounts a charge which is equal to an annual rate of:
	Estate Enhancement Benefit rider (EEB) in combination with 5% Step-up	Estate Enhancement Benefit rider (EEB) without 5% Step-up	5% Step-up Death Benefit	Enhanced Guaranteed Minimum Death Benefit (EGMDB)	Guarantee of Principal Death Benefit (GOP)
Mortality and expense risk charge	1.75%	1.70%	1.65%	1.50%	1.40%
Administrative charge	0.15%	0.15%	0.15%	0.15%	0.15%
Total annual charge for each Subaccount	1.90%	1.85%	1.80%	1.65%	1.55%
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Account Fee
During the accumulation period, we will deduct an account fee of $35 from the Contract Value on each contract anniversary to compensate us for the administrative services provided to you; this account fee will also be deducted from the Contract Value upon surrender. This fee may be lower in certain states, if required, and will be waived after the fifteenth Contract Year. The account fee will be waived for any contract with a Contract Value that is equal to or greater than $100,000 on the contract anniversary (or date of surrender).
Rider Charges
A fee or expense may also be deducted in connection with any benefits added to the contract by rider or endorsement. The deduction of a rider charge will be noted on your quarterly statement.
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), and Lincoln Market Select® Advantage Charges. If you elect a Living Benefit Rider, there is a charge associated with that rider for as long as the rider is in effect.
The charge rates for the riders listed above are:
	Current Initial Annual Charge Rate		Guaranteed Maximum Annual Charge Rate
	Single Life	Joint Life	Single Life	Joint Life
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) riders elected on or after May 21, 2018; or Lincoln Market Select® Advantage	1.25% (0.3125% quarterly)	1.50% (0.3750% quarterly)	2.25%	2.45%
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) riders elected prior to May 21, 2018	1.05% (0.2625% quarterly)	1.25% (0.3125% quarterly)	2.00%	2.00%

A discussion of the charges for additional closed riders can be found in an Appendix to this prospectus.
The charge:
•	is based on the Income Base (initial Purchase Payment if purchased at contract issue, or Contract Value at the time of election) as increased for subsequent Purchase Payments, Automatic Annual Step-ups, Enhancements, and as decreased for Excess Withdrawals; and
•	may increase every Benefit Year upon an Automatic Annual Step-up or an Enhancement. (You may opt out of this increase – see details below.)
The charge will be deducted from the Contract Value on a quarterly basis. The first deduction of the charge will occur on the Valuation Date on or next following the three-month anniversary of the rider’s effective date. This deduction will be made in proportion to the value in each Subaccount and fixed account, if any, of the contract on the Valuation Date the rider charge is assessed. The amount we deduct will increase or decrease as the Income Base increases or decreases, because the charge is based on the Income Base. Refer to Living Benefit Riders for a discussion and example of the impact of the changes to the Income Base.
The charge rate can change each time there is an Automatic Annual Step-up. Since the Automatic Annual Step-up could increase your Income Base every Benefit Year (if all conditions are met), the charge rate could also increase every Benefit Year, but the rate will never exceed the stated guaranteed maximum annual charge rate. If your charge rate is increased, you may opt out of the Automatic Annual Step-up by giving us notice within 30 days after the Benefit Year anniversary if you do not want your rate to change. If you opt out of the step-up, the charge rate and the Income Base and Enhancement Base, if applicable, will return to the value they were immediately prior to the step-up, adjusted for any additional Purchase Payments or Excess Withdrawals. This opt out will only apply for this particular Automatic Annual Step-up. You will need to notify us each time the charge rate increases if you want to opt out of subsequent Automatic Annual Step-ups.
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The annual rider charge rate will increase to the then current rider charge rate not to exceed the guaranteed maximum annual charge rate, if after the first Benefit Year anniversary cumulative Purchase Payments added to the contract equal or exceed $100,000. You may not opt out of this rider charge rate increase. See Living Benefit Riders.
The following paragraph applies only to Contractowners who have elected the following:
•	all elections of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk);
•	elections of Lincoln Market Select® Advantage on and after April 2, 2018, subject to state approval.
An Enhancement to the Income Base (less Purchase Payments received in the preceding Benefit Year) occurs if a 10-year Enhancement Period is in effect (as described further in the Living Benefit Rider section). During the first ten Benefit Years, an increase in the Income Base as a result of the Enhancement will not cause an increase in the annual rider charge rate but will increase the dollar amount of the charge. After the tenth Benefit Year anniversary, if the Enhancement Period has renewed, the annual rider charge rate may increase each time the Income Base increases as a result of the Enhancement. Since the Enhancement could increase your Income Base each Benefit Year, your charge rate could increase each Benefit Year, but the charge rate will never exceed the stated guaranteed maximum annual charge rate. If your charge rate is increased, you may opt out of the Enhancement by giving us notice within 30 days after the Benefit Year anniversary if you do not want your charge rate to change. If you opt out of the Enhancement, the charge rate and the Income Base will return to the value they were immediately prior to the Enhancement, adjusted for additional Purchase Payments or Excess Withdrawals, if any, and the Enhancement will not be applied. This opt out will only apply for this particular Enhancement. You will need to notify us each time thereafter (if an Enhancement would cause your charge rate to increase) if you do not want the Enhancement.
The charge will be discontinued upon termination of the rider. However, a portion of the rider charge, based on the number of days the rider was in effect that quarter, will be deducted upon termination of the rider (except for death), surrender of the contract, or the election of an Annuity Payout option, including i4LIFE® Advantage. If the Contract Value is reduced to zero, no further charge will be deducted.
i4LIFE® Advantage Charge. While this rider is in effect, there is a daily charge for i4LIFE® Advantage that is based on your Account Value. The initial Account Value is your Contract Value on the Valuation Date i4LIFE® Advantage becomes effective (or your initial Purchase Payment if i4LIFE® Advantage is purchased at contract issue), less any applicable premium taxes. During the Access Period, your Account Value on a Valuation Date equals the total value of all of the Contractowner's Accumulation Units plus the Contractowner's value in the fixed account, and will be reduced by Regular Income Payments and Guaranteed Income Benefit payments made, as well as any withdrawals.
The annual i4LIFE® Advantage charge rate during the Access Period is:
Enhanced Guaranteed Minimum Death Benefit (EGMDB)	2.10%
Guarantee of Principal Death Benefit	1.95%
Account Value Death Benefit	1.90%
During the Lifetime Income Period, the rate for all Death Benefit options is 1.90%. This rate consists of a mortality and expense risk charge, and an administrative charge (charges for the Guaranteed Income Benefit are not included and are listed below). These charge rates replace the Separate Account Annual Expenses for the base contract. If i4LIFE® Advantage is elected at the issue of the contract i4LIFE® Advantage and the charge will begin on the contract's effective date. Otherwise, i4LIFE® Advantage and the charge will begin on the Periodic Income Commencement Date which is the Valuation Date on which the Regular Income Payment is determined and the beginning of the Access Period. Refer to the i4LIFE® Advantage section for explanations of the Account Value, the Access Period, the Lifetime Income Period, and the Periodic Income Commencement Date.
i4LIFE® Advantage Guaranteed Income Benefit Charge. A current annual charge rate of 0.95% (1.15% for joint life option) of the Account Value applies to Select Guaranteed Income Benefit riders and to Guaranteed Income Benefit (Managed Risk) riders elected on or after May 21, 2018. This charge rate is added to the i4LIFE® Advantage charge for a total current charge rate of the Account Value, computed daily as follows:
	Single Life	Joint Life
Enhanced Guaranteed Minimum Death Benefit (EGMDB)	3.05%	3.25%
Guarantee of Principal Death Benefit	2.90%	3.10%
Account Value Death Benefit	2.85%	3.05%
These charge rates replace the Separate Account Annual Expenses for the base contract.
Guaranteed Income Benefit (Managed Risk) riders elected prior to May 21, 2018, and Guaranteed Income Benefit (version 4) riders are each subject to a current annual charge rate of 0.65% (0.85% for joint life option) of the Account Value (0.50% for versions 1, 2
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and 3 single and joint life options), which is added to the i4LIFE® Advantage charge rate for a total current charge rate of the Account Value, computed daily as follows:
	Single Life	Joint Life
Enhanced Guaranteed Minimum Death Benefit (EGMDB)	2.75%	2.95%
	(2.60% for version 1, 2 and 3)	(2.60% for version 1, 2 and 3)
Guarantee of Principal Death Benefit	2.60%	2.80%
	(2.45% for version 1, 2 and 3)	(2.45% for version 1, 2 and 3)
Account Value Death Benefit	2.55%	2.75%
	(2.40% for version 1, 2 and 3)	(2.40% for version 1, 2 and 3)

These charge rates replace the Separate Account Annual Expenses for the base contract.
Purchasers of any version of Lincoln Lifetime IncomeSM Advantage 2.0, Lincoln Market Select® Advantage may have different charges for i4LIFE® Advantage Guaranteed Income Benefit. See i4LIFE® Advantage Guaranteed Income Benefit Charge for Contractowners who transition from a Prior Rider below.
The Guaranteed Income Benefit annual charge rate will not change unless there is an automatic step-up of the Guaranteed Income Benefit or you elect an additional step-up period (version 2 and version 3) during which the Guaranteed Income Benefit is stepped-up to 75% of the current Regular Income Payment (described later in the i4LIFE® Advantage section of this prospectus). At the time of the step-up, the Guaranteed Income Benefit charge rate will change to the current charge rate in effect at that time (if the current charge rate has changed) up to the guaranteed maximum annual charge rate of:
	Single Life	Joint Life
Select Guaranteed Income Benefit; and Guaranteed Income Benefit (Managed Risk) riders elected on or after May 21, 2018	2.25%	2.45%
Guaranteed Income Benefit (Managed Risk) riders elected prior to May 21, 2018; and Guaranteed Income Benefit (version 4)	2.00%	2.00%
Guaranteed Income Benefit (version 2 and 3)	1.50%	1.50%
If we automatically administer the step-up for Select Guaranteed Income Benefit, Guaranteed Income Benefit (Managed Risk and version 4) or step-up period election (versions 2 or 3) for you and your charge rate is increased, you may ask us to reverse the step-up or the step-up period election by giving us notice within 30 days after the date on which the step-up or the step-up period election occurred. If we receive notice of your request to reverse the step-up, on a going forward basis, we will decrease the charge rate to the charge rate in effect before the step-up or the step-up period election occurred. Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. For version 2 and version 3, you will have no more step-ups unless you notify us that you wish to start a new step-up period (described in the i4LIFE® Advantage section of this prospectus). For Select Guaranteed Income Benefit and Guaranteed Income Benefit (Managed Risk and version 4), future step-ups will continue even after you decline a current step-up. We will provide you with written notice when a step-up will result in an increase to the current charge rate so that you may give us timely notice if you wish to reverse a step-up. Version 1 does not step-up; therefore the charge does not change.
After the Periodic Income Commencement Date, if the Guaranteed Income Benefit is terminated, the Guaranteed Income Benefit annual charge will also terminate, but the i4LIFE® Advantage charge will continue.
i4LIFE® Advantage Guaranteed Income Benefit Charge for Contractowners who transition from a Prior Rider. If you have elected Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or Lincoln Market Select® Advantage (“Prior Rider”), you may carry over certain features of that Prior Rider to transition to the applicable version of i4LIFE® Advantage Guaranteed Income Benefit. If you make this transition, your current charge rate of the Prior Rider will be the initial charge rate for your i4LIFE® Advantage Guaranteed Income Benefit rider.
This section applies to all of the transitions listed in the following chart. The charges and calculations described earlier in the i4LIFE® Advantage Guaranteed Income Benefit Charge section will not apply. If you are transitioning to i4LIFE® Advantage Guaranteed Income Benefit from a closed rider, see Appendix B for a discussion of the charges.
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If your Prior Rider is...	you will transition to...	and the current initial charge rate for your Guaranteed Income Benefit rider is…
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) riders elected on or after May 21, 2018	i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk)	1.25% (0.3125% quarterly) single life option 1.50% (0.3750% quarterly) joint life option
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) riders elected prior to May 21, 2018	i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk)	1.05% (0.2625% quarterly) single life option 1.25% (0.3125% quarterly) joint life option
Lincoln Market Select® Advantage	i4LIFE® Advantage Select Guaranteed Income Benefit	1.25% (0.3125% quarterly) single life option 1.50% (0.3750% quarterly) joint life option
The initial charge is a percentage of the greater of the Income Base from the Prior Rider or the Account Value. The charge for i4LIFE® Advantage Guaranteed Income Benefit is deducted quarterly, starting with the first three-month anniversary of the effective date of i4LIFE® Advantage and every three months thereafter. The total Separate Account Annual Expense charge for the Death Benefit you have elected on your base contract also applies: 1.65% for the EGMDB and 1.55% for the Guarantee of Principal Death Benefit . Contractowners are guaranteed that in the future the guaranteed maximum charge rate for i4LIFE® Advantage Guaranteed Income Benefit will be the guaranteed maximum charge rate that was in effect at the time they purchased the Prior Rider.
The charge will not change unless there is an automatic step-up of the Guaranteed Income Benefit (described in the i4LIFE® Advantage section of this prospectus). At such time, the dollar amount of the charge will increase by a two part formula: 1) the charge will increase by the same percentage that the Guaranteed Income Benefit payment increased and 2) the charge will also increase by the percentage of any increase to the Prior Rider current charge rate. (The Prior Rider charge rate continues to be used as a factor in determining the i4LIFE® Advantage Guaranteed Income Benefit charge.) This means that the charge may change annually. The charge may also be reduced if a withdrawal above the Regular Income Payment is taken. The dollar amount of the rider charge will be reduced in the same proportion that the withdrawal reduced the Account Value. The annual dollar amount is divided by four (4) to determine the quarterly charge.
The following example is intended to show how the initial i4LIFE® Advantage Guaranteed Income Benefit charge for purchasers of a Prior Rider could be calculated for a representative male Contractowner, as well as the impact to the charge due to increases to the Guaranteed Income Benefit and the Prior Rider charge rate. For illustration purposes, we will assume that the example is a nonqualified contract and the initial Guaranteed Income Benefit is set at 4% of the Income Base based upon the Contractowner’s age (see Guaranteed Income Benefit for a more detailed description). The example also assumes that the current charge rate for the Prior Rider is 1.25% (single life option). The first example demonstrates how the initial charge may be determined for an existing contract with an Account Value and Income Base. This calculation method applies to the purchase of any Prior Rider, except the initial Guaranteed Income Benefit rates and charges may vary, as set forth in the Guaranteed Income Benefit description later in this prospectus. The charges and rates shown here may be different from those that apply to your contract. The calculation of the charge for your contract will be based on the specific factors applicable to your contract.
1/1/17 Initial i4LIFE® Advantage Account Value	$100,000
1/1/17 Income Base as of the last Valuation Date under the Prior Rider	$125,000
1/1/17 Initial Annual Charge for i4LIFE® Advantage Guaranteed Income Benefit ($125,000 x 1.25%). The current charge for the Prior Rider is assessed against the Income Base since it is larger than the Account Value	$1,562.50
1/2/17 Amount of initial i4LIFE® Advantage Regular Income Payment (an example of how the Regular Income Payment is calculated is shown in the SAI)	$5,173
1/2/17 Initial Guaranteed Income Benefit (4% x $125,000 Income Base)	$5,000
The next example shows how the charge will increase if the Guaranteed Income Benefit is stepped up to 75% of the Regular Income Payment.
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1/2/18 Recalculated Regular Income Payment (due to market gain in Account Value)	$6,900
1/2/18 New Guaranteed Income Benefit (75% x $6,900 Regular Income Payment)	$5,175
1/2/18 Annual Charge for i4LIFE® Advantage Guaranteed Income Benefit ($1,562.50 x ($5,175/$5,000)) Prior charge x [ratio of increased Guaranteed Income Benefit to prior Guaranteed Income Benefit]	$1,617.19
Continuing the above example:
1/2/18 Annual Charge for i4LIFE® Advantage Guaranteed Income Benefit	$1,617.19
1/2/19 Recalculated Regular Income Payment (due to Account Value increase)	$7,400
1/2/19 New Guaranteed Income Benefit (75% x $7,400 Regular Income Payment)	$5,550
Assume the Prior Rider charge rate increases from 1.25% to 1.35%.
1/2/19 Annual Charge for i4LIFE® Advantage Guaranteed Income Benefit ($1,617.19 x ($5,550/$5,175) x (1.35%/1.25%))	$1,873.13
The new annual charge for i4LIFE® Advantage Guaranteed Income Benefit is $1,873.13, which is equal to the current annual charge of $1,617.19 multiplied by the percentage increase of the Guaranteed Income Benefit ($5,550/$5,175) and then multiplied by the percentage increase to the Prior Rider current charge rate (1.35%/1.25%).
If the charge rate of your Prior Rider is increased, we will notify you in writing. You may contact us in writing or at the telephone number listed on the first page of this prospectus to reverse the step-up within 30 days after the date on which the step-up occurred. If we receive this notice, we will decrease the charge rate, on a going forward basis, to the charge rate in effect before the step-up occurred. Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. If the Guaranteed Income Benefit increased due to the step-up we would decrease the Guaranteed Income Benefit to the Guaranteed Income Benefit in effect before the step-up occurred, reduced by any additional withdrawals. Future step-ups as described in the rider would continue.
After the Periodic Income Commencement Date, if the Guaranteed Income Benefit is terminated, i4LIFE® Advantage will also be terminated and the i4LIFE® Advantage Guaranteed Income Benefit charge will cease. A portion of the i4LIFE® Advantage Guaranteed Income Benefit charge, based on the number of days the rider was in effect that quarter, will be deducted upon termination of the rider.
Deductions for Premium Taxes
Any premium tax or other tax levied by any governmental entity as a result of the existence of the contracts or the VAA will be deducted from the Contract Value, unless the governmental entity dictates otherwise, when incurred, or at another time of our choosing.
The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium tax rates generally depend upon the law of your state of residence. The tax rates range from zero to 5%.
Other Charges and Deductions
The surrender, withdrawal or transfer of value during a Guaranteed Period may be subject to the Interest Adjustment, if applicable. See Fixed Side of the Contract.
The mortality and expense risk and administrative charge of 1.40% of the value in the VAA will be assessed on all variable Annuity Payouts (except for i4LIFE® Advantage, which has a different charge), including options that may be offered that do not have a life contingency and therefore no mortality risk. This charge covers the expense risk and administrative services listed previously in this prospectus. The expense risk is the risk that our costs in providing the services will exceed our revenues from contract charges.
There are additional deductions from and expenses paid out of the assets of the underlying funds that are more fully described in the prospectuses for the funds. Among these deductions and expenses are 12b-1 fees which reimburse us or an affiliate for certain expenses incurred in connection with certain administrative and distribution support services provided to the funds.
Additional Information
The charges described previously may be reduced or eliminated for any particular contract. However, these reductions may be available only to the extent that we anticipate lower distribution and/or administrative expenses, or that we perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges, or when required by law. Lower distribution and administrative expenses may be the result of economies associated with:
•	the use of mass enrollment procedures,
•	the performance of administrative or sales functions by the employer,
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•	the use by an employer of automated techniques in submitting deposits or information related to deposits on behalf of its employees, or
•	any other circumstances which reduce distribution or administrative expenses.
The exact amount of charges and fees applicable to a particular contract will be stated in that contract.
The Contracts
Purchase of Contracts
If you wish to purchase a contract, you must apply for it through a registered representative authorized by us. Certain broker-dealers may not offer all of the features discussed in this prospectus. The completed application is sent to us and we decide whether to accept or reject it. If the application is accepted, a contract is prepared and executed by our legally authorized officers. The contract is then sent to you either directly or through your registered representative. See Distribution of the Contracts. The purchase of multiple contracts with identical Contractowners, Annuitants and Beneficiaries will be allowed only upon Home Office approval.
When a completed application and all other information necessary for processing a purchase order is received in Good Order at our Home Office, an initial Purchase Payment will be priced no later than two business days after we receive the order. If you submit your application and/or initial Purchase Payment to your agent, we will not begin processing your purchase order until we receive the application and initial Purchase Payment from your agent’s broker-dealer. While attempting to finish an incomplete application, we may hold the initial Purchase Payment for no more than five business days unless we receive your consent to our retaining the payment until the application is completed. If the incomplete application cannot be completed within those five days and we have not received your consent, you will be informed of the reasons, and the Purchase Payment will be returned immediately. Once the application is complete, we will allocate your initial Purchase Payment within two business days.
Who Can Invest
To apply for a contract, you must be of legal age in a state where the contracts may be lawfully sold and also be eligible to participate in any of the qualified and nonqualified plans for which the contracts are designed. At the time of issue, the Contractowner, joint owner and Annuitant must be under age 86. Certain Death Benefit options may not be available at all ages. Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account in an effort to help the government fight the funding of terrorism and money laundering activities. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask to see your driver's license, photo i.d. or other identifying documents.
In accordance with anti-money laundering laws and federal economic sanction policy, the Company may be required in a given instance to reject a Purchase Payment and/or freeze a Contractowner’s account. This means we could refuse to honor requests for transfers, withdrawals, surrenders or Death Benefits. Once frozen, monies would be moved from the VAA to an interest-bearing account maintained solely for the Contractowner, and held in that account until instructions are received from the appropriate regulator.
Do not purchase this contract if you plan to use it, or any of its riders, for speculation, arbitrage, viatical arrangement, or other similar investment scheme. The contract may not be resold, traded on any stock exchange, or sold on any secondary market.
If you are purchasing the contract through a tax-favored arrangement, including traditional IRAs and Roth IRAs, you should consider carefully the costs and benefits of the contract (including annuity income benefits) before purchasing the contract, since the tax-favored arrangement itself provides tax-deferred growth.
Replacement of Existing Insurance
Careful consideration should be given prior to surrendering or withdrawing money from an existing insurance contract to purchase a contract described in this prospectus. Surrender charges may be imposed on your existing contract. The benefits offered under this contract may be less favorable or more favorable than the benefits offered under your current contract. It also may have different charges. You should also consult with your registered representative and/or your tax advisor prior to making an exchange. Cash surrenders from an existing contract may be subject to tax and tax penalties.
Purchase Payments
You may make Purchase Payments to the contract at any time, prior to the Annuity Commencement Date, subject to certain conditions. You are not required to make any additional Purchase Payments after the initial Purchase Payment. The minimum initial Purchase Payment is $10,000. The minimum annual amount for additional Purchase Payments is $300. Please check with your registered representative about making additional Purchase Payments since the requirements of your state may vary. The minimum payment to the contract at any one time must be at least $100 ($25 if transmitted electronically). If a Purchase Payment is submitted
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that does not meet the minimum amount, we will contact you to ask whether additional money will be sent, or whether we should return the Purchase Payment to you.
Purchase Payments totaling $2 million or more are subject to Home Office approval. This amount takes into consideration the total Purchase Payments for all variable annuity contracts issued by the Company (or its affiliates) (excluding Lincoln Investor Advantage® and Lincoln Level AdvantageSM contracts) for the same Contractowner, joint owner, and/or Annuitant. If you elect a Living Benefit Rider, you may be subject to further restrictions in terms of your ability to make additional Purchase Payments, as more fully described below. If you stop making Purchase Payments, the contract will remain in force, however, we may terminate the contract as allowed by your state's non-forfeiture law for individual deferred annuities. We will not surrender your contract if you are receiving guaranteed payments from us under one of the Living Benefit Riders. Purchase Payments may be made or, if stopped, resumed at any time until the Annuity Commencement Date, the surrender of the contract, or the death of the Contractowner, whichever comes first.
After the first anniversary of the rider effective date under any Living Benefit Rider (except as noted below), additional Purchase Payments will be limited to $50,000 per Benefit Year once cumulative additional Purchase Payments exceed $100,000. No additional Purchase Payments are allowed:
•	at any time after the Periodic Income Commencement Date if you elect any version of i4LIFE® Advantage Guaranteed Income Benefit; or
•	at any time after the Periodic Income Commencement Date if you elect i4LIFE® Advantage without Guaranteed Income Benefit on a nonqualified contract
For more information about these restrictions and limitations, see The Contracts – Purchase Payments. State variations may apply.
In addition to the specific Purchase Payment restrictions and limitations immediately above, upon advance written notice, we reserve the right to further limit, restrict, or suspend Purchase Payments made to the contract.
These restrictions and limitations will limit your ability to increase your Contract Value (or Account Value under i4LIFE® Advantage with any version of Guaranteed Income Benefit) and/or increase the amount of any guaranteed benefit under a Living Benefit Rider by making additional Purchase Payments to the contract. You should carefully consider these limitations and restrictions, and any other limitations and restrictions of the contract, and how they may impact your long-term investment plans, especially if you intend to increase Contract Value (or Account Value under any version of i4LIFE® Advantage Guaranteed Income Benefit) by making additional Purchase Payments over a long period of time. Please contact your registered representative and refer to the Living Benefit Riders section of this prospectus for additional information on any restrictions that may apply to your Living Benefit Rider. State variations may apply.
Valuation Date
Accumulation and Annuity Units will be valued once daily at the close of trading (normally, 4:00 p.m., New York time) on each day the New York Stock Exchange is open (Valuation Date). On any date other than a Valuation Date, the Accumulation Unit value and the Annuity Unit value will not change.
Allocation of Purchase Payments
Purchase Payments allocated to the variable side of the contract are placed into the VAA’s Subaccounts, according to your instructions. You may also allocate Purchase Payments to the fixed account, if available.
The minimum amount of any Purchase Payment which can be put into any one Subaccount is $20. The minimum amount of any Purchase Payment which can be put into a Guaranteed Period of the fixed account is $2,000, subject to state approval.
Purchase Payments received from you or your broker-dealer in Good Order at our Home Office prior to the close of the New York Stock Exchange (normally 4:00 p.m., New York time), will be processed using the Accumulation Unit value computed on that Valuation Date. Purchase Payments received in Good Order after market close will be processed using the Accumulation Unit value computed on the next Valuation Date. Purchase Payments submitted to your registered representative will generally not be processed by us until they are received from your representative’s broker-dealer. If your broker-dealer submits your Purchase Payment to us through the Depository Trust and Clearing Corporation (DTCC) or, pursuant to terms agreeable to us, uses a proprietary order placement system to submit your Purchase Payment to us, and your Purchase Payment was placed with your broker-dealer prior to market close, then we will use the Accumulation Unit value computed on that Valuation Date when processing your Purchase Payment. Purchase Payments placed with your broker-dealer after market close will be processed using the Accumulation Unit value computed on the next Valuation Date. There may be circumstances under which the New York Stock Exchange may close early (prior to 4:00 p.m., New York time). In such instances, Purchase Payments received after such early market close will be processed using the Accumulation Unit value computed on the next Valuation Date.
The number of Accumulation Units determined in this way is not impacted by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the underlying fund’s investments perform, but also upon the expenses of the VAA and the underlying funds.
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If an underlying fund imposes restrictions with respect to the acceptance of Purchase Payments, allocations or transfers, we reserve the right to reject an allocation or transfer request at any time the underlying fund notifies us of such a restriction. We will notify you if your allocation request is or becomes subject to such restrictions.
Valuation of Accumulation Units
Purchase Payments allocated to the VAA are converted into Accumulation Units. This is done by dividing the amount allocated by the value of an Accumulation Unit for the Valuation Period during which the Purchase Payments are allocated to the VAA. The Accumulation Unit value for each Subaccount was or will be established at the inception of the Subaccount. It may increase or decrease from Valuation Period to Valuation Period. Accumulation Unit values are affected by investment performance of the funds, fund expenses, and the contract charges. The Accumulation Unit value for a Subaccount for a later Valuation Period is determined as follows:
1.	The total value of the fund shares held in the Subaccount is calculated by multiplying the number of fund shares owned by the Subaccount at the beginning of the Valuation Period by the net asset value per share of the fund at the end of the Valuation Period, and adding any dividend or other distribution of the fund if an ex-dividend date occurs during the Valuation Period; minus
2.	The liabilities of the Subaccount at the end of the Valuation Period; these liabilities include daily charges imposed on the Subaccount, and may include a charge or credit with respect to any taxes paid or reserved for by us that we determine result from the operations of the VAA; and
3.	The result is divided by the number of Subaccount units outstanding at the beginning of the Valuation Period.
The daily charges imposed on a Subaccount for any Valuation Period are equal to the daily mortality and expense risk charge and the daily administrative charge multiplied by the number of calendar days in the Valuation Period. Contracts with different features have different daily charges, and therefore, will have different corresponding Accumulation Unit values on any given day. In certain circumstances (for example, when separate account assets are less than $1,000), and when permitted by law, it may be prudent for us to use a different standard industry method for this calculation, called the Net Investment Factor method. We will achieve substantially the same result using either method.
Transfers On or Before the Annuity Commencement Date
After the first 30 days from the effective date of your contract, you may transfer all or a portion of your investment from one Subaccount to another. A transfer among Subaccounts involves the surrender of Accumulation Units in one Subaccount and the purchase of Accumulation Units in the other Subaccount. A transfer will be done using the respective Accumulation Unit values determined at the end of the Valuation Date on which the transfer request is received.
Transfers (among the variable Subaccounts and as permitted between the variable and fixed accounts) are limited to 12 per Contract Year unless otherwise authorized by us. This limit does not apply to transfers made under the automatic transfer programs of dollar cost averaging, cross-reinvestment or portfolio rebalancing elected on forms available from us. See Additional Services and the SAI for more information on these programs. These transfer rights and restrictions also apply during the i4LIFE® Advantage Access Period (the time period during which you may make withdrawals from the i4LIFE® Advantage Account Value). See i4LIFE® Advantage.
The minimum amount which may be transferred between Subaccounts is $300 (or the entire amount in the Subaccount, if less than $300). If the transfer from a Subaccount would leave you with less than $300 in the Subaccount, we may transfer the total balance of the Subaccount.
A transfer request may be made to our Home Office in writing, or by fax or other electronic means. A transfer request may also be made by telephone provided the appropriate authorization is on file with us. Our address, telephone number, and Internet address are on the first page of this prospectus. Requests for transfers will be processed on the Valuation Date that they are received when they are received in Good Order at our Home Office before the close of the New York Stock Exchange (normally 4:00 p.m., New York time). If we receive a transfer request in Good Order after market close, we will process the request using the Accumulation Unit value computed on the next Valuation Date.
There may be circumstances under which the New York Stock Exchange may close early (prior to 4:00 p.m., New York time). In such instances transfers received after such early market close will be processed using the Accumulation Unit value computed on the next Valuation Date.
We may defer or reject a transfer request that is subject to a restriction imposed by an underlying fund.
If your contract offers a fixed account, you may also transfer all or any part of the Contract Value from the Subaccount(s) to the fixed side of the contract, except during periods when (if permitted by your contract) we have discontinued accepting transfers into the fixed side of the contract. The minimum amount which can be transferred to a fixed account is $2,000 or the total amount in the Subaccount if less than $2,000. However, if a transfer from a Subaccount would leave you with less than $300 in the Subaccount, we may transfer the total amount to the fixed side of the contract.
You may also transfer part of the Contract Value from a fixed account to the Subaccount(s) subject to the following restrictions:
•	total fixed account transfers are limited to 25% of the value of that fixed account in any 12-month period; and
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•	the minimum amount that can be transferred is $300 or, if less, the amount in the fixed account.
Because of these restrictions, it may take several years to transfer all of the Contract Value in the fixed accounts to the Subaccounts. You should carefully consider whether the fixed account meets your investment criteria. Transfers of all or a portion of a fixed account (other than automatic transfer programs and i4LIFE® Advantage transfers) may be subject to Interest Adjustments, if applicable. For a description of the Interest Adjustment, see the Fixed Side of the Contract - Guaranteed Periods and Interest Adjustment.
Transfers may be delayed as permitted by the 1940 Act. See Delay of Payments.
Telephone and Electronic Transactions
A surrender, withdrawal, or transfer request may be made to our Home Office using a fax or other electronic means. In addition, withdrawal and transfer requests may be made by telephone, subject to certain restrictions. In order to prevent unauthorized or fraudulent transfers, we may require certain identifying information before we will act upon instructions. We may also assign the Contractowner a Personal Identification Number (PIN) to serve as identification. We will not be liable for following instructions we reasonably believe are genuine. Telephone and other electronic requests will be recorded and written confirmation of all transactions will be mailed to the Contractowner on the next Valuation Date.
Please note that the telephone and/or electronic devices may not always be available. Any telephone, fax machine or other electronic device, whether it is yours, your service provider’s, or your agent’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Home Office.
Market Timing
Frequent, large, or short-term transfers among Subaccounts and the fixed account, such as those associated with “market timing” transactions, can affect the funds and their investment returns. Such transfers may dilute the value of the fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As an effort to protect our Contractowners and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures (the “Market Timing Procedures”). Our Market Timing Procedures are designed to detect and prevent such transfer activity among the Subaccounts and the fixed account that may affect other Contractowners or fund shareholders.
In addition, the funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the funds describe any such policies and procedures, which may be more or less restrictive than the frequent trading policies and procedures of other funds and the Market Timing Procedures we have adopted to discourage frequent transfers among Subaccounts. While we reserve the right to enforce these policies and procedures, Contractowners and other persons with interests under the contracts should be aware that we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the funds. However, under SEC rules, we are required to: (1) enter into a written agreement with each fund or its principal underwriter that obligates us to provide to the fund promptly upon request certain information about the trading activity of individual Contractowners, and (2) execute instructions from the fund to restrict or prohibit further purchases or transfers by specific Contractowners who violate the excessive trading policies established by the fund.
You should be aware that the purchase and redemption orders received by the funds generally are “omnibus” orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the funds’ ability to apply their respective disruptive trading policies and procedures. We cannot guarantee that the funds (and thus our Contractowners) will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the funds. In addition, if a fund believes that an omnibus order we submit may reflect one or more transfer requests from Contractowners engaged in disruptive trading activity, the fund may reject the entire omnibus order.
Our Market Timing Procedures detect potential “market timers” by examining the number of transfers made by Contractowners within given periods of time. In addition, managers of the funds might contact us if they believe or suspect that there is market timing. If requested by a fund company, we may vary our Market Timing Procedures from Subaccount to Subaccount to comply with specific fund policies and procedures.
We may increase our monitoring of Contractowners who we have previously identified as market timers. When applying the parameters used to detect market timers, we will consider multiple contracts owned by the same Contractowner if that Contractowner has been identified as a market timer. For each Contractowner, we will investigate the transfer patterns that meet the parameters being used to detect potential market timers. We will also investigate any patterns of trading behavior identified by the funds that may not have been captured by our Market Timing Procedures.
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Once a Contractowner has been identified as a market timer under our Market Timing Procedures, we will notify the Contractowner in writing that future transfers (among the Subaccounts and/or the fixed account) will be temporarily permitted to be made only by original signature sent to us by U.S. mail, first-class delivery for the remainder of the Contract Year (or calendar year if the contract is an individual contract that was sold in connection with an employer sponsored plan). Overnight delivery or electronic instructions (which may include telephone, facsimile, or Internet instructions) submitted during this period will not be accepted. If overnight delivery or electronic instructions are inadvertently accepted from a Contractowner that has been identified as a market timer, upon discovery, we will reverse the transaction within 1 or 2 business days. We will impose this “original signature” restriction on that Contractowner even if we cannot identify, in the particular circumstances, any harmful effect from that Contractowner's particular transfers.
Contractowners seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect such transfer activity may be limited by operational systems and technological limitations. The identification of Contractowners determined to be engaged in such transfer activity that may adversely affect other Contractowners or fund shareholders involves judgments that are inherently subjective. We cannot guarantee that our Market Timing Procedures will detect every potential market timer. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the funds. This may result in lower long-term returns for your investments.
Our Market Timing Procedures are applied consistently to all Contractowners. An exception for any Contractowner will be made only in the event we are required to do so by a court of law. In addition, certain funds available as investment options in your contract may also be available as investment options for owners of other, older life insurance policies issued by us. Some of these older life insurance policies do not provide a contractual basis for us to restrict or refuse transfers which are suspected to be market timing activity. In addition, because other insurance companies and/or retirement plans may invest in the funds, we cannot guarantee that the funds will not suffer harm from frequent, large, or short-term transfer activity among Subaccounts and the fixed accounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.
In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). If we modify our Market Timing Procedures, they will be applied uniformly to all Contractowners or as applicable to all Contractowners investing in underlying funds.
Some of the funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund’s investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. To the extent permitted by applicable law, we reserve the right to defer or reject a transfer request at any time that we are unable to purchase or redeem shares of any of the funds available through the VAA, including any refusal or restriction on purchases or redemptions of the fund shares as a result of the funds' own policies and procedures on market timing activities. If a fund refuses to accept a transfer request we have already processed, we will reverse the transaction within 1 or 2 business days. We will notify you in writing if we have reversed, restricted or refused any of your transfer requests. Some funds also may impose redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the funds. You should read the prospectuses of the funds for more details on their redemption fees and their ability to refuse or restrict purchases or redemptions of their shares.
Transfers After the Annuity Commencement Date
You may transfer all or a portion of your investment in one Subaccount to another Subaccount or to the fixed side of the contract, as permitted under your contract. Those transfers will be limited to three times per Contract Year. You may also transfer from a variable Annuity Payout to a fixed Annuity Payout. You may not transfer from a fixed Annuity Payout to a variable Annuity Payout. Once elected, the fixed Annuity Payout is irrevocable.
These provisions also apply during the i4LIFE® Advantage Lifetime Income Period. See i4LIFE® Advantage.
Ownership
The Contractowner on the date of issue will be the person or entity designated in the contract specifications. The Contractowner of a nonqualified contract may name a joint owner.
As Contractowner, you have all rights under the contract. According to Indiana law, the assets of the VAA are held for the exclusive benefit of all Contractowners and their designated Beneficiaries; and the assets of the VAA are not chargeable with liabilities arising from any other business that we may conduct. We reserve the right to approve all ownership and Annuitant changes. Nonqualified contracts may not be sold, discounted, or pledged as collateral for a loan or for any other purpose. Qualified contracts are not transferable unless allowed under applicable law. Nonqualified contracts may not be collaterally assigned. Assignments may have an adverse impact on any Death Benefits or benefits offered under Living Benefit Riders in this product and may be prohibited under the terms of a particular feature. We assume no responsibility for the validity or effect of any assignment. Consult your tax advisor about the tax consequences of an assignment.
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Joint Ownership
If a contract has joint owners, the joint owners shall be treated as having equal undivided interests in the contract. Either owner, independently of the other, may exercise any ownership rights in this contract. Not more than two owners (an owner and joint owner) may be named and contingent owners are not permitted.
Annuitant
The following rules apply prior to the Annuity Commencement Date. You may name only one Annuitant (unless you are a tax-exempt entity, then you can name two joint Annuitants). You (if the Contractowner is a natural person) have the right to change the Annuitant at any time by notifying us in writing of the change. However, we reserve the right to approve all Annuitant changes. This may not be allowed if certain riders are in effect. The new Annuitant must be under age 86 as of the effective date of the change. This change may cause a reduction in the Death Benefits or benefits offered under Living Benefit Riders. See The Contracts – Death Benefit and Living Benefit Riders. A contingent Annuitant may be named or changed by notifying us in writing. Contingent Annuitants are not allowed on contracts owned by non-natural owners. On or after the Annuity Commencement Date, the Annuitant or joint Annuitants may not be changed and contingent Annuitant designations are no longer applicable.
Surrenders and Withdrawals
Before the Annuity Commencement Date, we will allow the surrender of the contract or a withdrawal of the Contract Value upon your written request on an approved Lincoln distribution request form (available from the Home Office), fax, or other electronic means. Withdrawal requests may be made by telephone or our website, subject to certain restrictions. All surrenders and withdrawals may be made in accordance with the rules discussed below. Surrender or withdrawal rights after the Annuity Commencement Date depend on the Annuity Payout option selected.
The amount available upon surrender/withdrawal is the Contract Value less any applicable charges, fees, and taxes at the end of the Valuation Period during which the written request for surrender/withdrawal is received in Good Order at the Home Office. If we receive a surrender or withdrawal request in Good Order at our Home Office before the close of the NYSE (normally 4:00 p.m., New York time), we will process the request using the Accumulation Unit value computed on that Valuation Date. If we receive a surrender or withdrawal request in Good Order at our Home Office after market close, we will process the request using the Accumulation Unit value computed on the next Valuation Date. There may be circumstances under which the NYSE may close early (prior to 4:00 p.m., New York time). In such instances, surrender or withdrawal requests received after such early market close will be processed using the Accumulation Unit value computed on the next Valuation Date. The minimum amount which can be withdrawn is $300. Unless a request for withdrawal specifies otherwise, withdrawals will be made from all Subaccounts within the VAA and from the fixed account in the same proportion that the amount of withdrawal bears to the total Contract Value. Surrenders and withdrawals from the fixed account may be subject to the Interest Adjustment. See Fixed Side of the Contract. Unless prohibited, surrender/withdrawal payments will be mailed within seven days after we receive a valid written request at the Home Office. The payment may be postponed as permitted by the 1940 Act.
The tax consequences of a surrender/withdrawal are discussed later in this prospectus. See Federal Tax Matters – Taxation of Withdrawals and Surrenders.
Additional Services
These additional services are available to you under your contract: dollar-cost averaging (DCA), automatic withdrawal service (AWS), cross-reinvestment service and portfolio rebalancing. Currently, there is no charge for these services. However, we reserve the right to impose one after appropriate notice to Contractowners. In order to take advantage of one of these services, you will need to complete the appropriate election form that is available from our Home Office or call 1-888-868-2583. These services will stop once we are notified of a pending death claim. For further detailed information on these services, please see Additional Services in the SAI.
Dollar-Cost Averaging. Dollar-cost averaging allows you to transfer amounts from the DCA fixed account, if available, or certain Subaccounts into the Subaccounts on a monthly basis or in accordance with other terms we make available.
You may elect to participate in the DCA program at the time of application or at any time before the Annuity Commencement Date by completing our election form, by calling our Home Office, or by other electronic means. The minimum amount to be dollar cost averaged (DCA’d) is $1,500 over any time period between six and 60 months. We may offer different time periods for new Purchase Payments and for transfers of Contract Value. State variations may exist. Once elected, the program will remain in effect until the earlier of:
•	the Annuity Commencement Date;
•	the value of the amount being DCA’d is depleted; or
•	you cancel the program by written request or by telephone if we have your telephone authorization on file.
We reserve the right to restrict access to this program at any time.
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A transfer made as part of this program is not considered a transfer for purposes of limiting the number of transfers that may be made, or assessing any charges or Interest Adjustment which may apply to transfers. Upon receipt of an additional Purchase Payment allocated to the DCA fixed account, the existing program duration will be extended to reflect the end date of the new DCA program. However, the existing interest crediting rate will not be extended. The existing interest crediting rate will expire at its originally scheduled expiration date and the value remaining in the DCA account from the original amount as well as any additional Purchase Payments will be credited with interest at the standard DCA rate at the time. If you cancel the DCA program, your remaining Contract Value in the DCA program will be allocated to the Subaccounts according to your allocation instructions. We reserve the right to discontinue or modify this program at any time. If you have chosen DCA from one of the Subaccounts, only the amount allocated to that DCA program will be transferred. Investment gain, if any, will remain in that Subaccount unless you reallocate it to one of the other Subaccounts. If you are enrolled in automatic rebalancing, this amount may be automatically rebalanced based on your allocation instructions in effect at the time of rebalancing. DCA does not assure a profit or protect against loss.
Automatic Withdrawal Service. The automatic withdrawal service (AWS) provides for an automatic periodic withdrawal of your Contract Value. Withdrawals under AWS are subject to applicable Interest Adjustments. See Fixed Side of the Contract – Interest Adjustment. Withdrawals under AWS will be noted on your quarterly statement. AWS is also available for amounts allocated to the fixed account, if applicable.
Cross-Reinvestment Service. The cross-reinvestment service automatically transfers the Contract Value in a designated Subaccount that exceeds a baseline amount to another specific Subaccount at specific intervals. You specify the applicable Subaccounts, the baseline amount and the interval period. As of May 1, 2010, this service is no longer available to new participants. Any Contractowner who had enrolled in this service prior to this date may continue to participate.
Portfolio Rebalancing. Portfolio rebalancing is an option that restores to a pre-determined level the percentage of Contract Value allocated to each Subaccount. The rebalancing may take place monthly, quarterly, semi-annually or annually. Rebalancing events will be noted on your quarterly statement. The fixed account is not available for portfolio rebalancing.
Only one of the three additional services (DCA, cross-reinvestment and portfolio rebalancing) may be used at one time. For example, you cannot have DCA and cross-reinvestment running simultaneously. We reserve the right to discontinue any or all of these administrative services at any time.
Asset Allocation Models
You may allocate your Purchase Payment among a group of Subaccounts within an asset allocation model. Each model invests different percentages of the Contract Value in some or all of the Subaccounts currently available within your annuity contract. If you select an asset allocation model, 100% of your Contract Value (and any additional Purchase Payments you make) will be allocated among certain Subaccounts in accordance with the model’s asset allocation strategy. You may not make transfers among the Subaccounts. We will proportionately deduct any withdrawals you make from the Subaccounts in the asset allocation model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in the contract at any time.
Your registered representative may discuss asset allocation models with you to assist in deciding to allocate your Purchase Payments among the various Subaccounts and/or the fixed account. You should consult with your registered representative as to whether a model is appropriate for you.
Each of the asset allocation models seeks to meet its investment objective while avoiding excessive risk. The models also strive to achieve diversification among asset classes in order to help provide returns commensurate with a given level of risk over the long-term. There can be no assurance, however, that any of the asset allocation models will achieve its investment objective. If you are seeking a more aggressive strategy, these models may not be appropriate for you.
The asset allocation models are intended to provide a diversified investment portfolio by combining different asset classes to help it reach its stated investment goal. While diversification may help reduce overall risk, it does not eliminate the risk of losses and it does not protect against losses in a declining market.
In order to maintain the model’s specified Subaccount allocation percentages, you agree to be automatically enrolled in the portfolio rebalancing option and you thereby authorize us to automatically rebalance your Contract Value on a quarterly basis based upon your allocation instructions in effect at the time of the rebalancing. Confirmation of the rebalancing will appear on your quarterly statement. We reserve the right to change the rebalancing frequency at any time, in our sole discretion, but will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change in frequency.
The models are static asset allocation models. This means that they have fixed allocations made up of underlying funds that are offered within your contract and the percentage allocations will not change over time. Once you have selected an asset allocation model, we will not make any changes to the fund allocations within the model except for the rebalancing described above. If you wish to change your fund allocations either to new funds or to a different model, you must submit new allocation instructions to us. You may terminate a model at any time. There is no additional charge from Lincoln for participating in a model.
The election of certain Living Benefit Riders may require that you allocate Purchase Payments in accordance with Investment Requirements that may be satisfied by choosing an asset allocation model. Different requirements and/or restrictions may apply under the
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individual rider. See The Contracts – Investment Requirements. To the extent you are using a model to satisfy your Investment Requirements, the model is intended, in part, to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under the Living Benefit Riders.
The models were designed and prepared by Lincoln Investment Advisors Corporation (LIAC), which is an affiliate of ours, for use by Lincoln Financial Distributors, Inc. (LFD), the principal underwriter of the contracts. LFD provides models to broker-dealers who may offer the models to their own clients. In making these models and Subaccounts available as investment options under your contract, LIAC, LFD and the Company are not providing you with investment advice, nor are they recommending to you any particular model or Subaccount. You should consult with your registered representative to determine whether you should utilize or invest in any model or Subaccount, or whether it is suitable for you based upon your goals, risk tolerance and time horizon.
If a fund within a model closes to new investors, investors that have been invested before the fund closed may remain in the model. However the model would no longer be offered to new investors. If a fund within a model liquidates, we may transfer assets from that Subaccount to another Subaccount after providing notice to you. If this transfer occurs, and you own a Living Benefit Rider and are subject to Investment Requirements, you may no longer comply with the Investment Requirements. See the Investment Requirements section of this prospectus for more information. If a fund within a model merges with another fund, we will add the surviving fund to the model.
Death Benefit
The chart below provides a brief overview of how the Death Benefit proceeds will be distributed if death occurs prior to i4LIFE® Advantage elections or prior to the Annuity Commencement Date. Refer to your contract for the specific provisions applicable upon death.
upon death of:	and...	and...	Death Benefit proceeds pass to:
Contractowner	There is a surviving joint owner	The Annuitant is living or deceased	Joint owner
Contractowner	There is no surviving joint owner	The Annuitant is living or deceased	Designated Beneficiary
Contractowner	There is no surviving joint owner and the Beneficiary predeceases the Contractowner	The Annuitant is living or deceased	Contractowner's estate
Annuitant	The Contractowner is living	There is no contingent Annuitant	The youngest Contractowner becomes the contingent Annuitant and the contract continues. The Contractowner may waive* this continuation and receive the Death Benefit proceeds.
Annuitant	The Contractowner is living	The contingent Annuitant is living	Contingent Annuitant becomes the Annuitant and the contract continues
Annuitant**	The Contractowner is a trust or other non-natural person	No contingent Annuitant allowed with non-natural Contractowner	Designated Beneficiary

*	Notification from the Contractowner to receive the Death Benefit proceeds must be received within 75 days of the death of the Annuitant.

**	Death of Annuitant is treated like death of the Contractowner.
A Death Benefit may be payable if the Contractowner (or a joint owner) or Annuitant dies prior to the Annuity Commencement Date. You can choose the Death Benefit. Only one Death Benefit may be in effect at any one time and this Death Benefit terminates if you elect i4LIFE® Advantage and have the EEB Death Benefit or 5% Step-up or elect any other annuitization option. Generally, the more expensive the Death Benefit is, the greater the protection.
You should consider the following provisions carefully when designating the Beneficiary, Annuitant, any contingent Annuitant and any joint owner, as well as before changing any of these parties. The identity of these parties under the contract may significantly affect the amount and timing of the Death Benefit or other amount paid upon a Contractowner's or Annuitant's death.
You may designate a Beneficiary during your lifetime and change the Beneficiary by filing a written request with our Home Office. Each change of Beneficiary revokes any previous designation. We reserve the right to request that you send us the contract for endorsement of a change of Beneficiary.
Upon the death of the Contractowner, a Death Benefit will be paid to the Beneficiary. Upon the death of a joint owner, the Death Benefit will be paid to the surviving joint owner. If the Contractowner is a corporation or other non-individual (non-natural person), the death of the Annuitant will be treated as death of the Contractowner.
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If an Annuitant who is not the Contractowner or joint owner dies, then the contingent Annuitant, if named, becomes the Annuitant and no Death Benefit is payable on the death of the Annuitant. If no contingent Annuitant is named, the Contractowner (or younger of joint owners) becomes the Annuitant. Alternatively, a Death Benefit may be paid to the Contractowner (and joint owner, if applicable, in equal shares). Notification of the election of this Death Benefit must be received by us within 75 days of the death of the Annuitant. The contract terminates when any Death Benefit is paid due to the death of the Annuitant.
If a Contractowner, joint owner or Annuitant was added or changed subsequent to the effective date of this contract (unless the change occurred because of the death of a prior Contractowner, joint owner or Annuitant), upon death, we will only pay the Contract Value as of the Valuation Date we approve the payment of the death claim.
If your Contract Value equals zero, no Death Benefit will be paid.
Guarantee of Principal Death Benefit. Check with your registered representative regarding state availability. The Guarantee of Principal Death Benefit is the default Death Benefit under this contract; this means that if you do not select a Death Benefit, the Guarantee of Principal Death Benefit will be automatically selected for you at contract issue. The Guarantee of Principal Death Benefit provides a Death Benefit equal to the greater of:
•	the current Contract Value as of the Valuation Date we approve the payment of the claim; or
•	the sum of all Purchase Payments decreased by withdrawals in the same proportion that withdrawals reduced the Contract Value. Withdrawals less than or equal to the Guaranteed Annual Income amount under any version of Lincoln Lifetime IncomeSM Advantage 2.0 or Lincoln Market Select® Advantage or the Maximum Annual Withdrawal amount under Lincoln Lifetime IncomeSM Advantage may reduce the sum of all Purchase Payment amounts on a dollar for dollar basis. See Living Benefit Riders – Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Market Select® Advantage or Lincoln Lifetime IncomeSM Advantage.
In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the Contract Value may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals (an Interest Adjustment for example) and premium taxes, if any. For contracts purchased prior to the time a state approved the above Guarantee of Principal Death Benefit calculation, the sum of all Purchase Payments is reduced by the sum of all withdrawals.
Enhanced Guaranteed Minimum Death Benefit (EGMDB). The EGMDB provides a Death Benefit equal to the greatest of:
•	the current Contract Value as of the Valuation Date we approve the payment of the claim; or
•	the sum of all Purchase Payments decreased by withdrawals in the same proportion that withdrawals reduced the Contract Value. Withdrawals less than or equal to the Guaranteed Annual Income amount under any version of Lincoln Lifetime IncomeSM Advantage 2.0 or Lincoln Market Select® Advantage or the Maximum Annual Withdrawal amount under Lincoln Lifetime IncomeSM Advantage may reduce the sum of all Purchase Payment amounts on a dollar for dollar basis. See Living Benefit Riders – Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Market Select® Advantage or Lincoln Lifetime IncomeSM Advantage; or
•	the highest Contract Value on any contract anniversary (including the inception date) (determined before the allocation of any Purchase Payments on that contract anniversary) prior to the 81st birthday of the deceased Contractowner, joint owner (if applicable), or Annuitant and prior to the death of the Contractowner, joint owner or Annuitant for whom a death claim is approved for payment. The highest Contract Value is increased by Purchase Payments and is decreased by withdrawals subsequent to that anniversary date in the same proportion that withdrawals reduced the Contract Value.
In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the Contract Value may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals (an Interest Adjustment for example) and premium taxes, if any. For contracts purchased prior to June 2, 2003 (or later, depending on your state) withdrawals will be deducted on a dollar for dollar basis.
For contracts purchased after June 2, 2003 (or later in some states), the Contractowner may discontinue the EGMDB at any time by completing the Change of Death Benefit form and sending it to our Home Office. The benefit will be discontinued as of the Valuation Date we receive the request, and the Guarantee of Principal Death Benefit will apply. We will begin deducting the charge for the Guarantee of Principal Death Benefit as of that date. See Charges and Other Deductions.
The EGMDB is not available under contracts issued to a Contractowner, or joint owner or Annuitant, who is age 80 or older at the time of issuance.
Death Benefits which are no longer available for election include: 5% Step-up Benefit and Estate Enhancement Benefit Rider (EEB Rider). An Appendix to this prospectus provides a detailed description of this Death Benefit.
All references to withdrawals include deductions for any applicable charges associated with those withdrawals (an Interest Adjustment for example) and premium taxes, if any.
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General Death Benefit Information
Only one of these Death Benefit elections may be in effect at any one time (in addition to ABESM). Your Death Benefit terminates on and after the Annuity Commencement Date. i4LIFE® Advantage only provides Death Benefit options during the Access Period. There are no Death Benefits during the Lifetime Income Period. Please see the i4LIFE® Advantage – i4LIFE® Advantage Death Benefit section of this prospectus for more information.
If there are joint owners, upon the death of the first Contractowner, we will pay a Death Benefit to the surviving joint owner. The surviving joint owner will be treated as the primary, designated Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. If the surviving joint owner is the spouse of the deceased joint owner, he/she may continue the contract as sole Contractowner. Upon the death of the spouse who continues the contract, we will pay a Death Benefit to the designated Beneficiary(s).
If the Beneficiary is the spouse of the Contractowner, then the spouse may elect to continue the contract as the new Contractowner. Same-sex spouses should carefully consider whether to purchase annuity products that provide benefits based upon status as a spouse, and whether to exercise any spousal rights under the contract. You are strongly encouraged to consult a tax advisor before electing spousal rights under the contract.
Should the surviving spouse elect to continue the contract, a portion of the Death Benefit may be credited to the contract. Any portion of the Death Benefit that would have been payable (if the contract had not been continued) that exceeds the current Contract Value on the Valuation Date we approve the claim will be added to the Contract Value. If the contract is continued in this way the Death Benefit in effect at the time the Beneficiary elected to continue the contract will remain as the Death Benefit.
The value of the Death Benefit will be determined as of the Valuation Date we approve the payment of the claim. Approval of payment will occur upon our receipt of a claim submitted in good order. To be in Good Order, we require all the following:
1. proof (e.g. an original certified death certificate), or any other proof of death satisfactory to us, of the death; and
2. written authorization for payment; and
3. all required claim forms, fully completed (including selection of a settlement option).
Notwithstanding any provision of this contract to the contrary, the payment of Death Benefits provided under this contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death Benefits may be taxable. See Federal Tax Matters.
Unless otherwise provided in the Beneficiary designation, one of the following procedures will take place on the death of a Beneficiary:
•	if any Beneficiary dies before the Contractowner, that Beneficiary’s interest will go to any other Beneficiaries named, according to their respective interests; and/or
•	if no Beneficiary survives the Contractowner, the proceeds will be paid to the Contractowner’s estate.
If the Beneficiary is a minor, court documents appointing the guardian/custodian may be required.
The Beneficiary may choose the method of payment of the Death Benefit unless the Contractowner has already selected a settlement option. The Death Benefit payable to the Beneficiary or joint owner must be distributed within five years of the Contractowner’s date of death unless the Beneficiary begins receiving, within one year of the Contractowner’s death, the distribution in the form of a life annuity or an annuity for a designated period not extending beyond the Beneficiary’s life expectancy.
Upon the death of the Annuitant, Federal tax law requires that an annuity election be made no later than 60 days after we have approved the death claim for payment.
The recipient of a Death Benefit may elect to receive payment either in the form of a lump sum settlement or an Annuity Payout. If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of Death Benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.
Abandoned Property. Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the date a benefit is due and payable. For example, if the payment of a Death Benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the Death Benefit, or the Beneficiary does not come forward to claim the Death Benefit in a timely manner, the Death Benefit will be “escheated”. This means that the Death Benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Contractowner last resided, as shown on our books and records, or to our state of domicile. This escheatment is revocable and the state is obligated to pay the Death Benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation.
To prevent such escheatment, it is important that you update your Beneficiary designations, including addresses, if and as they change. You may update your Beneficiary designations by submitting a Beneficiary change form to our Home Office.
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Investment Requirements
If you purchase a Living Benefit Rider (except i4LIFE® Advantage without Guaranteed Income Benefit), you will be subject to Investment Requirements. This requirement means you will be limited in your choice of Subaccount investments and in how much you can invest in certain Subaccounts. This also means you will not be able to allocate Contract Value to all of the Subaccounts that are available to Contractowners who have not elected a Living Benefit Rider. We impose Investment Requirements to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under a Living Benefit Rider.
If you elect a Living Benefit Rider, Investment Requirements apply whether you purchase the rider at contract issue or add it to an existing contract. The Living Benefit Rider you purchase and the date of purchase will determine which Investment Requirements Option will apply to your contract. See Option 1, Option 2, and Option 3 below. Currently, if you purchase i4LIFE® without Guaranteed Income Benefit, you will not be subject to any Investment Requirements, although we reserve the right to impose Investment Requirements for this rider in the future. If we do exercise our right to do so, you will have to reallocate your Account Value subject to such requirements.
Certain of the underlying funds that are included in the Investment Requirements, including funds managed by an adviser affiliated with us, employ risk management strategies that are intended to control the funds’ overall volatility, and for some funds, to also reduce the downside exposure of the funds during significant market downturns.
These funds are included under Investment Requirements (particularly in the Investment Requirements for the Managed Risk riders) in part because the reduction in volatility helps us to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under a Living Benefit Rider. At the same time, risk management strategies in periods of high market volatility or other market conditions, could limit your participation in market gains. This may conflict with your investment objectives by limiting your ability to maximize potential growth of your Contract Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. You should consult your registered representative to determine whether these funds align with your investment objectives. For more information about the funds and the investment strategies they employ, please refer to the funds’ current prospectuses. Fund prospectuses are available by contacting us.
Under each option, we have divided the Subaccounts of your contract into groups and have specified the minimum or maximum percentages of Contract Value that must be in each group at the time you purchase the rider (or when the rider Investment Requirements are enforced, if later). In addition, depending on when you purchased your contract, you may allocate your Contract Value and Purchase Payments in accordance with certain asset allocation models, as noted below. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. Some investment options are not available to you if you purchase certain riders. The Investment Requirements may not be consistent with an aggressive investment strategy. You should consult with your registered representative to determine if the Investment Requirements are consistent with your investment objectives.
The chart below is provided to help you determine which option of Investment Requirements, if any, applies to the Living Benefit Rider you purchase. If you do not elect a Living Benefit Rider, the Investment Requirements will not apply to your contract. Different Investment Requirements may apply if you terminate one rider and elect another rider.
If you elect...	and the date of election is...	you will be subject to Investment Requirements
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk)	On or after April 2, 2012	Option 3 for Managed Risk riders
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk)	On or after May 21, 2012	Option 3 for Managed Risk riders
i4LIFE® Advantage Select Guaranteed Income Benefit	On or after October 3, 2016	Option 3
Lincoln Market Select® Advantage	On or after October 5, 2015	Option 3
Lincoln Lifetime IncomeSM Advantage 2.0	On or after November 15, 2010	Option 3
Lincoln Lifetime IncomeSM Advantage	February 19, 2008 through January 19, 2009 On or after January 20, 2009	Option 2 Option 3
Lincoln SmartSecurity® Advantage	Prior to April 10, 2006 April 10, 2006 through January 19, 2009 On or after January 20, 2009	N/A Option 1 Option 3
4LATER® Advantage	April 10, 2006 through January 19, 2009 On or after January 20, 2009	Option 1 Option 3
i4LIFE® Advantage Guaranteed Income Benefit (v.1)	Prior to April 10, 2006 On or after April 10, 2006	N/A Option 1
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If you elect...	and the date of election is...	you will be subject to Investment Requirements
i4LIFE® Advantage Guaranteed Income Benefit (v.2)	April 10, 2006 through January 19, 2009 On or after January 20, 2009	Option 1 Option 3
i4LIFE® Advantage Guaranteed Income Benefit (v.3)	October 6, 2008 through January 19, 2009 On or after January 20, 2009	Option 2 Option 3
i4LIFE® Advantage Guaranteed Income Benefit (v.4)	On or after November 15, 2010	Option 3
Investment Requirements – Option 1
No more than 35% of your Contract Value (includes Account Value if i4LIFE® Advantage is in effect) can be invested in the following Subaccounts (“Limited Subaccounts”) (Note: not all Subaccounts are available with all contracts):
•	AB VPS Global Thematic Growth Portfolio
•	AB VPS Small/Mid Cap Value Portfolio
•	American Funds Global Growth Fund
•	American Funds Global Small Capitalization Fund
•	American Funds International Fund
•	Delaware VIP® Emerging Markets Series
•	Delaware VIP® High Yield Series
•	Delaware VIP® International Value Equity Series
•	Delaware VIP® REIT Series
•	Delaware VIP® Small Cap Value Series
•	Delaware VIP® Smid Cap Core Series
•	Fidelity® VIP Mid-Cap Portfolio
•	Franklin Income VIP Fund
•	Franklin Mutual Shares VIP Fund
•	Invesco V.I. International Growth Fund
•	Janus Henderson Enterprise Portfolio
•	Janus Henderson Global Research Portfolio
•	JPMorgan Insurance Trust Global Allocation Portfolio
•	LVIP Baron Growth Opportunities Fund
•	LVIP Blended Mid Cap Managed Volatility Fund
•	LVIP Clarion Global Real Estate Fund
•	LVIP Delaware Special Opportunities Fund
•	LVIP Dimensional International Equity Managed Volatility Fund
•	LVIP Franklin Templeton Global Equity Managed Volatility Fund
•	LVIP JPMorgan High Yield Fund
•	LVIP JPMorgan Select Mid Cap Managed Volatility Fund
•	LVIP MFS International Growth Fund
•	LVIP Mondrian International Value Fund
•	LVIP Multi-Manager Global Equity Managed Volatility Fund
•	LVIP SSGA Developed International 150 Fund
•	LVIP SSGA Emerging Markets 100 Fund
•	LVIP SSGA International Index Fund
•	LVIP SSGA Small-Cap Index Fund
•	LVIP SSGA Small-Mid Cap 200 Fund
•	LVIP T. Rowe Price 2040 Fund
•	LVIP T. Rowe Price Structured Mid-Cap Growth Fund
•	LVIP Vanguard International Equity ETF Fund
•	LVIP Wellington Mid-Cap Value Fund
•	MFS® VIT Growth Series
•	MFS® VIT Utilities Series
•	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio
•	Putnam VT Global Health Care Fund
•	Templeton Growth VIP Fund

All other Subaccounts will be referred to as “Non-Limited Subaccounts” except ClearBridge Variable Mid Cap Portfolio, Deutsche Alternative Asset Allocation VIP Portfolio, LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund, LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund, and PIMCO VIT Commodity Real Return® Strategy Portfolio which are not available. The Lincoln SSGA Aggressive Index Model, the Lincoln SSGA Structured Aggressive Model and the Franklin Templeton Founding Investment Strategy are also unavailable for investment.
You can select the percentages of Contract Value, if any, allocated to the Limited Subaccounts, but the cumulative total investment in all the Limited Subaccounts cannot exceed 35% of the total Contract Value. On each quarterly anniversary of the effective date of any of these benefits, if the Contract Value in the Limited Subaccounts exceeds 35%, Lincoln will rebalance your Contract Value so that the Contract Value in the Limited Subaccounts is 30%. If you are enrolled in portfolio rebalancing, the cumulative total investment in all the Limited Subaccounts cannot exceed 35% of total Contract Value. If your current portfolio rebalancing does not adhere to this requirement, your portfolio rebalancing program will be terminated.
If rebalancing is required, the Contract Value in excess of 30% will be removed from the Limited Subaccounts on a pro rata basis and invested in the remaining Non-Limited Subaccounts on a pro rata basis according to the Contract Value percentages in the Non-Limited Subaccounts at the time of the reallocation. If there is no Contract Value in the Non-Limited Subaccounts at that time, all Contract Value removed from the Limited Subaccounts will be placed in the Delaware VIP® Limited-Term Diversified Income Series Subaccount. We reserve the right to designate a different investment option other than the Delaware VIP® Limited-Term Diversified Income Series as the default investment option should there be no Contract Value in the Non-Limited Subaccounts. We will provide you with notice of such change. Confirmation of the rebalancing will appear on your quarterly statement.
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We may move Subaccounts on or off the Limited or Non-Limited Subaccount list, exclude Subaccounts and asset allocation models from being available for investment, change the number of Limited Subaccount groups, change the percentages of Contract Value allowed in the Limited or Non-Limited Subaccounts or change the frequency of the Contract Value rebalancing, at any time, in our sole discretion. We will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under these riders. Our decision to make modifications will be based on several factors including the general market conditions and the style and investment objectives of the Subaccount investments.
At the time you receive notice of a change or when you are notified that we will begin enforcing the Investment Requirements, you may:
1.	submit your own reallocation instructions for the Contract Value in excess of 35% in the Limited Subaccounts; or
2.	take no action and be subject to the quarterly rebalancing as described above; or
3.	terminate the applicable rider immediately, without waiting for a termination event if you do not wish to be subject to these Investment Requirements.
Investment Requirements – Option 2
You can select the percentages of Contract Value (includes Account Value if i4LIFE® Advantage is in effect) to allocate to individual Subaccounts within each group, but the total investment for all Subaccounts in a group must comply with the specified minimum or maximum percentages for that group.
In accordance with these Investment Requirements, you agree to be automatically enrolled in the portfolio rebalancing option under your contract and thereby authorize us to automatically rebalance your Contract Value on a periodic basis. On each quarterly anniversary of the effective date of the rider, we will rebalance your Contract Value, proportionately, based on your allocation instructions in effect at the time of the rebalancing. Any reallocation of Contract Value among the Subaccounts made by you prior to a rebalancing date will become your allocation instructions for rebalancing purposes. Confirmation of the rebalancing will appear on your quarterly statement. We reserve the right to change the rebalancing frequency, at any time, in our sole discretion. We will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change in frequency. If we rebalance Contract Value from the Subaccounts and your allocation instructions do not comply with the Investment Requirements, then the portion of the rebalanced Contract Value that does not meet the Investment Requirements will be allocated to the Delaware VIP® Limited-Term Diversified Income Series as the default investment option (or any other Subaccount that we may designate for that purpose). These investments will become your allocation instructions until you tell us otherwise.
We may change the list of Subaccounts in a group, change the number of groups, change the minimum or maximum percentages of Contract Value allowed in a group or change the investment options that are or are not available to you, at any time, in our sole discretion. We will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under these riders. Our decision to make modifications will be based on several factors including the general market conditions and the style and investment objectives of the Subaccount investments.
At the time you receive notice of a change to the Investment Requirements, you may:
1.	submit your own reallocation instructions for the Contract Value, before the effective date specified in the notice, so that the Investment Requirements are satisfied;
2.	if you take no action, such changes will apply only to additional Purchase Payments or to future transfers of contract value. You will not be required to change allocations to existing Subaccounts, but you will not be allowed to add money, by either an additional Purchase Payment or a contract transfer, in excess of the new percentage applicable to a Subaccount or Subaccount group. This does not apply to Subaccounts added to Investment Requirements on or after June 30, 2009. For Subaccounts added to Investment Requirements on or after June 30, 2009, you may be subject to rebalancing as described above. If this results in a change to your allocation instructions, then these will be your new allocation instructions until you tell us otherwise; or
3.	terminate the applicable rider immediately, without waiting for a termination event if you do not wish to be subject to the new terms of the Investment Requirements.
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At this time, the Subaccount groups are as follows:
Group 1 Investments must be at least 25% of Contract Value or Account Value	Group 2 Investments cannot exceed 75% of Contract Value or Account Value	Group 3 Investments cannot exceed 10% of Contract Value or Account Value
Delaware VIP® Diversified Income Series
Delaware VIP® High Yield Series
Delaware VIP® Limited-Term Diversified Income Series
JPMorgan Insurance Trust Core Bond Portfolio
LVIP BlackRock Inflation Protected Bond Fund
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Dimensional/Vanguard Total Bond Fund
LVIP Global Income Fund
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund
LVIP SSGA Short-Term Bond Index Fund
LVIP Western Asset Core Bond Fund
Templeton Global Bond VIP Fund	All other Subaccounts except those in Group 3 and as discussed below.	Delaware VIP® REIT Series Deutsche Alternative Asset Allocation VIP Portfolio LVIP SSGA Emerging Markets 100 Fund
The ClearBridge Variable Mid Cap Portfolio, LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund, LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund, and PIMCO VIT CommodityRealReturn® Strategy Portfolio are not available. The fixed account is only available for dollar cost averaging.
To satisfy these Investment Requirements, you may allocate 100% of your Contract Value or i4LIFE® Advantage Account Value among the Subaccounts on the following list, as applicable to your contract. If you allocate less than 100% of Contract Value or i4LIFE® Advantage Account Value to or among these Subaccounts, then these Subaccounts will be considered as part of Group 1 or 2 above, as applicable, and you will be subject to the Group 1 or 2 restrictions. In addition, you can allocate 100% of your Contract Value to the Franklin Templeton Founding Investment Strategy (Franklin Income VIP Fund 34%, LVIP Franklin Templeton Global Equity Managed Volatility Fund 33% and Franklin Mutual Shares VIP Fund 33%).
•	ALPS/Stadion Core ETF Portfolio
•	American Century VP Balanced Fund
•	BlackRock Global Allocation V.I. Fund
•	Delaware VIP® Diversified Income Series
•	Delaware VIP® High Yield Series
•	Delaware VIP® Limited-Term Diversified Income Series
•	Fidelity® VIP FundsManager® 50% Portfolio
•	First Trust/Dow Jones Dividend & Income Allocation Portfolio
•	Franklin Income VIP Fund
•	JPMorgan Insurance Trust Core Bond Portfolio
•	LVIP BlackRock Global Allocation V.I. Managed Risk Fund
•	LVIP BlackRock Inflation Protected Bond Fund
•	LVIP BlackRock Scientific Allocation Fund
•	LVIP Delaware Bond Fund
•	LVIP Delaware Diversified Floating Rate Fund
•	LVIP Delaware Wealth Builder Fund
•	LVIP Dimensional/Vanguard Total Bond Fund
•	LVIP Franklin Templeton Multi-Asset Opportunities Fund
•	LVIP Global Conservative Allocation Managed Risk Fund
•	LVIP Global Growth Allocation Managed Risk Fund
•	LVIP Global Income Fund
•	LVIP Global Moderate Allocation Managed Risk Fund
•	LVIP Goldman Sachs Income Builder Fund
•	LVIP JPMorgan Retirement Income Fund
•	LVIP PIMCO Low Duration Bond Fund
•	LVIP SSGA Bond Index Fund
•	LVIP SSGA Conservative Index Allocation Fund
•	LVIP SSGA Conservative Structured Allocation Fund
•	LVIP SSGA Global Tactical Allocation Managed Volatility Fund
•	LVIP SSGA Moderate Index Allocation Fund
•	LVIP SSGA Moderate Structured Allocation Fund
•	LVIP SSGA Moderately Aggressive Index Allocation Fund
•	LVIP SSGA Moderately Aggressive Structured Allocation Fund
•	LVIP SSGA Short-Term Bond Index Fund
•	LVIP T. Rowe Price 2010 Fund
•	LVIP T. Rowe Price 2020 Fund
•	LVIP T. Rowe Price 2030 Fund
•	LVIP T. Rowe Price 2040 Fund
•	LVIP U.S. Growth Allocation Managed Risk Fund
•	LVIP Western Asset Core Bond Fund
•	MFS® VIT Total Return Series
•	Putnam VT George Putnam Balanced Fund
•	QS Variable Conservative Growth
•	Templeton Global Bond VIP Fund

To satisfy these Investment Requirements, Contract Value can be allocated in accordance with certain asset allocation models, made available to you by your broker dealer. 100% of the Contract Value can be allocated to one of the following models: Lincoln SSGA Structured Conservative Model, Lincoln SSGA Structured Moderate Model, Lincoln SSGA Structured Moderately Aggressive Model, Lincoln SSGA Structured Moderately Aggressive Equity Model, Lincoln SSGA Conservative Index Model, Lincoln SSGA Moderate
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Index Model, Lincoln SSGA Moderately Aggressive Index Model and Lincoln SSGA Moderately Aggressive Equity Index Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your contract that meets the Investment Requirements or reallocate Contract Value among Group 1, Group 2 or Group 3 Subaccounts as described above. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider.
If you purchased the Lincoln Lifetime IncomeSM Advantage Plus rider, your only investment options until the seventh Benefit Year anniversary are to allocate 100% of your Contract Value to: the LVIP Global Moderate Allocation Managed Risk Fund, the LVIP Global Conservative Allocation Managed Risk Fund, the LVIP SSGA Conservative Structured Allocation Fund, the LVIP SSGA Conservative Index Allocation Fund (each a fund of funds) or the Franklin Income VIP Fund or to one of the following models: Lincoln SSGA Conservative Index Model, Lincoln SSGA Moderate Index Model, Lincoln SSGA Structured Conservative Model, and Lincoln SSGA Structured Moderate Model. After the seventh Benefit Year anniversary, if your rider continues, you may invest in other Subaccounts in your contract, subject to Investment Requirements applicable to your purchase date of Lincoln Lifetime IncomeSM Advantage.
Investment Requirements – Option 3
If you elect Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) you must allocate your Contract Value in accordance with the Investment Requirements for Managed Risk Riders section below.
If you elect any other Living Benefit Rider, you must allocate your Contract Value in accordance with the Investment Requirements for i4LIFE® Advantage Select Guaranteed Income Benefit or other Living Benefit Riders sections below, according to which rider you purchased and the date of purchase. For all Living Benefit Riders, you can select the percentages of Contract Value (or Account Value if i4LIFE® Advantage Guaranteed Income Benefit is in effect) to allocate to individual Subaccounts within each group, but the total investment for all Subaccounts within the group must comply with the specified minimum or maximum percentages for that group.
You must hold the rider for a minimum period of time after election (the minimum time is specified under the Termination section of each rider). During this time, you will be required to adhere to the Investment Requirements. After this time, failure to adhere to the Investment Requirements will result in termination of the rider.
Certain Living Benefit Riders guarantee you the right to transition to a version of the i4LIFE® Guaranteed Income Benefit even if that version is no longer available for purchase. If you transition to i4LIFE® Guaranteed Income Benefit, the Investment Requirements under your Prior Living Benefit Rider continue to apply. See i4LIFE® Advantage – i4LIFE® Advantage Guaranteed Income Benefit Transitions for a discussion of this transition.
If you purchase a Living Benefit Rider (except i4LIFE® Advantage without Guaranteed Income Benefit), you agree to be automatically enrolled in the portfolio rebalancing option under your contract and thereby authorize us to automatically rebalance your Contract Value on a periodic basis. On each quarterly anniversary of the effective date of the rider, we will rebalance your Contract Value, proportionately, based on your allocation instructions in effect at the time of the rebalancing. Any reallocation of Contract Value among the Subaccounts made by you prior to a rebalancing date will become your allocation instructions for rebalancing purposes. Confirmation of the rebalancing will appear on your quarterly statement. If we rebalance Contract Value from the Subaccounts and your allocation instructions do not comply with the Investment Requirements, then the portion of the rebalanced Contract Value that does not meet the Investment Requirements will be allocated to the Delaware VIP® Limited-Term Diversified Income Series as the default investment option or any other Subaccount that we may designate for that purpose. These investments will become your allocation instructions until you tell us otherwise.
If you elect a Living Benefit Rider, except i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) or i4LIFE® Advantage Select Guaranteed income Benefit on or after May 21, 2018, the Subaccounts of your contract are divided into groups and have specified minimum or maximum percentages of Contract Value that must be in each group at the time you purchase the rider. You can select the percentages of Contract Value to allocate to individual Subaccounts within each group, but the total investment for all Subaccounts within the group must comply with the specified minimum or maximum percentages for that group. We may change the list of Subaccounts in a group, change the number of groups, change the minimum or maximum percentages of Contract Value allowed in a group, change the investment options that are or are not available to you, or change the rebalancing frequency at any time in our sole discretion. We may make Subaccounts unavailable to you at any time in our sole discretion. You will be notified at least 30 days prior to the date of any change. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under these riders. Our decision to make modifications will be based on several factors including the general market conditions and the style and investment objectives of the subaccount investments.
If you elect i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) or i4LIFE® Advantage Select Guaranteed Income Benefit on or after May 21, 2018, we may make Subaccounts unavailable to you at any time in our sole discretion. You will be notified at least 30 days prior to the date of any change. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under these riders. Our decision to make modifications will be based on several factors including the general market conditions and the style and investment objectives of the subaccount investments.
At the time you receive notice of a change to the Investment Requirements, you may:
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1.	submit your own reallocation instructions for the Contract Value, before the effective date specified in the notice, so that the Investment Requirements are satisfied; or
2.	take no action and be subject to the quarterly rebalancing as described above. If this results in a change to your allocation instructions, then these will be your new allocation instructions until you tell us otherwise; or
3.	terminate the applicable rider immediately, without waiting for a termination event, if you do not wish to be subject to these Investment Requirements.
Option 3 – Investment Requirements for i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) purchased on or after May 21, 2018. If you elect i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) on or after May 21, 2018, you must allocate 100% of your Account Value among one or more of the following Subaccounts only. Not all funds may be available, refer to the “Description of the Funds” section of this prospectus for more information.
•	Delaware VIP® Diversified Income Series
•	Delaware VIP® Limited-Term Diversified Income Series
•	JPMorgan Insurance Trust Core Bond Portfolio
•	LVIP American Century Select Mid Cap Managed Volatility Fund
•	LVIP BlackRock Dividend Value Managed Volatility Fund
•	LVIP BlackRock Global Allocation V.I. Managed Risk Fund
•	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
•	LVIP BlackRock Inflation Protected Bond Fund
•	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
•	LVIP Blended Core Equity Managed Volatility Fund
•	LVIP Blended Large Cap Growth Managed Volatility Fund
•	LVIP Blended Mid Cap Managed Volatility Fund
•	LVIP ClearBridge Large Cap Managed Volatility fund
•	LVIP Delaware Bond Fund
•	LVIP Delaware Diversified Floating Rate Fund
•	LVIP Dimensional International Equity Managed Volatility Fund
•	LVIP Dimensional U.S. Equity Managed Volatility Fund
•	LVIP Dimensional/Vanguard Total Bond Fund
•	LVIP Franklin Templeton Global Equity Managed Volatility Fund
•	LVIP Franklin Templeton Value Managed Volatility Fund
•	LVIP Global Conservative Allocation Managed Risk Fund
•	LVIP Global Growth Allocation Managed Risk Fund
•	LVIP Global Moderate Allocation Managed Risk Fund
•	LVIP Invesco Diversified Equity-Income Managed Volatility Fund
•	LVIP Invesco Select Equity Managed Volatility Fund
•	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
•	LVIP MFS International Equity Managed Volatility Fund
•	LVIP Multi-Manager Global Equity Managed Volatility Fund
•	LVIP PIMCO Low Duration Bond Fund
•	LVIP Select Core Equity Managed Volatility Fund
•	LVIP SSGA Bond Index Fund
•	LVIP SSGA Global Tactical Allocation Managed Volatility Fund
•	LVIP SSGA International Managed Volatility Fund
•	LVIP SSGA Large Cap Managed Volatility Fund
•	LVIP SSGA Short-Term Bond Index Fund
•	LVIP SSGA SMID Cap Managed Volatility Fund
•	LVIP U.S. Growth Allocation Managed Risk Fund
•	LVIP Western Asset Core Bond Fund

The fixed account, if available, is only available for dollar cost averaging
As an alternative, to satisfy these Investment Requirements, Account Value may be allocated in accordance with certain asset allocation models made available to you by your broker-dealer. If so, currently 100% of the Account Value can be allocated to one of the following models: 80/20 Global Allocation Managed Volatility Model, 80/20 U.S. Allocation Managed Volatility Model or 70/30 Global Allocation Managed Volatility Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your contract. If you terminate an asset allocation model, you must follow the Investment Requirements. We may exclude an asset allocation model from being available for investment at any time, in our sole discretion. You will be notified prior to the date of such a change.
Option 3 – Investment Requirements for other Managed Risk Riders. If you elect Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), are transitioning from this rider to i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk), or elect i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) prior to May 21, 2018, you must currently allocate your Contract Value among one or more of the following Subaccounts only. Not all funds may be available in your contract; refer to the “Description of the Funds” section of this prospectus for more information.
Group 1 Investments must be at least 20% of Contract Value or Account Value	Group 2 Investments cannot exceed 80% of Contract Value or Account Value	Group 3 Investments cannot exceed 10% of Contract Value or Account Value
Delaware VIP® Diversified Income Series Delaware VIP® Limited-Term Diversified Income	LVIP American Century Select Mid Cap Managed Volatility Fund	No subaccounts at this time.
44

Group 1 Investments must be at least 20% of Contract Value or Account Value	Group 2 Investments cannot exceed 80% of Contract Value or Account Value	Group 3 Investments cannot exceed 10% of Contract Value or Account Value
Series
JPMorgan Insurance trust Core Bond Portfolio
LVIP BlackRock Inflation Protected Bond Fund
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Dimensional/Vanguard Total Bond Fund
LVIP Global Income Fund (not available for riders purchased on or after May 21, 2018)
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund
LVIP SSGA Short-Term Bond Index Fund
LVIP Western Asset Core Bond Fund	LVIP BlackRock Dividend Value Managed Volatility Fund
LVIP BlackRock Global Allocation V.I. Managed Risk Fund
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
LVIP Blended Core Equity Managed Volatility Fund
LVIP Blended Large Cap Growth Managed Volatility Fund
LVIP Blended Mid Cap Managed Volatility Fund
LVIP ClearBridge Large Cap Managed Volatility Fund
LVIP Dimensional International Equity Managed Volatility Fund
LVIP Dimensional U.S. Equity Managed Volatility Fund
LVIP Franklin Templeton Global Equity Managed Volatility Fund
LVIP Franklin Templeton Value Managed Volatility Fund
LVIP Global Conservative Allocation Managed Risk Fund
LVIP Global Growth Allocation Managed Risk Fund
LVIP Global Moderate Allocation Managed Risk Fund
LVIP Invesco Diversified Equity-Income Managed Volatility Fund
LVIP Invesco Select Equity Managed Volatility Fund
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
LVIP MFS International Equity Managed Volatility Fund
LVIP Multi-Manager Global Equity Managed Volatility Fund
LVIP Select Core Equity Managed Volatility Fund
LVIP SSGA Global Tactical Allocation Managed Volatility Fund
LVIP SSGA International Managed Volatility Fund
LVIP SSGA Large Cap Managed Volatility Fund
LVIP SSGA SMID Cap Managed Volatility Fund
LVIP U.S. Growth Allocation Managed Risk Fund
The fixed account is only available for dollar cost averaging.
As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Contract Value or i4LIFE® Advantage Account Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value or i4LIFE® Advantage Account Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to the Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and be subject to Group 2 restrictions.
•	Delaware VIP® Diversified Income Series
•	Delaware VIP® Limited-Term Diversified Income Series
•	JPMorgan Insurance Trust Core Bond Portfolio
•	LVIP BlackRock Global Allocation V.I. Managed Risk Fund
•	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
•	LVIP BlackRock Inflation Protected Bond Fund
•	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
•	LVIP Delaware Bond Fund
•	LVIP Delaware Diversified Floating Rate Fund
•	LVIP Dimensional/Vanguard Total Bond Fund
•	LVIP Global Conservative Allocation Managed Risk Fund
•	LVIP Global Growth Allocation Managed Risk Fund
•	LVIP Global Income Fund (not available for riders purchased on or after May 21, 2018)
•	LVIP Global Moderate Allocation Managed Risk Fund
•	LVIP PIMCO Low Duration Bond Fund
•	LVIP SSGA Bond Index Fund

45

•	LVIP SSGA Global Tactical Allocation Managed Volatility Fund
•	LVIP SSGA Short-Term Bond Index Fund
•	LVIP U.S. Growth Allocation Managed Risk Fund
•	LVIP Western Asset Core Bond Fund
Additionally, Contract Value may be allocated in accordance with certain asset allocation models made available to you by your broker-dealer. If so, currently 100% of the Contract Value can be allocated to one of the following models: 80/20 Global Allocation Managed Volatility Model, 80/20 U.S. Allocation Managed Volatility Model or 70/30 Global Allocation Managed Volatility Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your contract. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. We may exclude an asset allocation model from being available for investment at any time, in our sole discretion. You will be notified prior to the date of such a change.
Option 3 – Investment Requirements for i4LIFE® Advantage Select Guaranteed Income Benefit purchased on or after May 21, 2018. If you elect i4LIFE® Advantage Select Guaranteed Income Benefit on or after May 21, 2018, you may allocate 100% of your Account Value among all Subaccounts except those listed below.
•	AB VPS Global Thematic Growth Portfolio
•	AB VPS Large Cap Growth Portfolio
•	American Funds Global Growth Fund
•	American Funds Global Small Capitalization Fund
•	American Funds Growth Fund
•	American funds Growth-Income Fund
•	American Funds International Fund
•	ClearBridge Variable Mid cap Portfolio
•	Delaware VIP® Emerging Markets Series
•	Delaware VIP® High Yield Series
•	Delaware VIP® REIT Series
•	Delaware VIP® Smid Cap Core Series
•	Deutsche Alternative Asset Allocation VIP Portfolio
•	Deutsche Equity 500 Index VIP Portfolio
•	Fidelity® VIP Growth Portfolio
•	Invesco V.I. American Franchise Fund
•	Invesco V.I. Core Equity Fund
•	Janus Henderson Balanced Portfolio
•	Janus Henderson Enterprise Portfolio
•	Janus Henderson Global Research Portfolio
•	LVIP Clarion Global Real Estate Fund
•	LVIP Global Income Fund
•	LVIP SSGA Emerging Markets 100 Fund
•	LVIP T. Rowe Price 2010 Fund
•	LVIP T. Rowe Price 2020 Fund
•	LVIP T. Rowe Price 2030 Fund
•	LVIP T. Rowe Price 2040 Fund
•	LVIP T. Rowe Price Growth Stock Fund
•	LVIP Wellington Capital Growth Fund
•	MFS®VIT Utilities Series
•	MFS® VIT II Core Equity Portfolio
•	PIMCO VIT CommodityRealReturn® Strategy Portfolio
•	Putnam VT Equity Income Fund
•	Putnam VT Global Health Care Fund
•	Templeton Global Bond VIP Fund
•	Templeton Growth VIP Fund

The fixed account, if available, is only available for dollar cost averaging.
As an alternative, to satisfy these Investment Requirements, Account Value may be allocated in accordance with certain asset allocation models made available to you by your broker-dealer. If so, currently 100% of the Account Value can be allocated to one of the following models, if available: Dimensional/Vanguard Moderate Allocation Model, Dimensional/Vanguard Global Growth Allocation Model, or Multi-Manager Moderate Allocation Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your contract that meets the Investment Requirements or reallocate Account Value according to the Investment Requirements listed above. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. We may exclude an asset allocation model from being available for investment at any time, in our sole discretion. You will be notified prior to the date of such a change.
Option 3 – Investment Requirements for other Living Benefit Riders purchased on or after October 3, 2016. If you elect i4LIFE® Advantage Select Guaranteed Income Benefit prior to May 21, 2018, Lincoln Market Select® Advantage, or you are transitioning from Lincoln Market Select® Advantage to i4LIFE® Advantage Select Guaranteed Income Benefit, you must currently allocate your Contract Value among one or more of the following Subaccounts.
Group 1 Investments must be at least 20% of Contract Value or Account Value.	Group 2 Investments cannot exceed 80% of Contract Value or Account Value.
Delaware VIP® Diversified Income Series
Delaware VIP® Limited-Term Diversified Income Series
JPMorgan Insurance Trust Core Bond Portfolio
LVIP BlackRock Inflation Protected Bond Fund
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
AB VPS Small/Mid Cap Value Portfolio
ALPS/Stadion Core ETF Portfolio
American Century VP Balanced Fund
American Century VP Large Company Value Fund
American Funds Global Growth Fund
American Funds Growth Fund

46

Group 1 Investments must be at least 20% of Contract Value or Account Value.	Group 2 Investments cannot exceed 80% of Contract Value or Account Value.
LVIP Dimensional/Vanguard Total Bond Fund LVIP PIMCO Low Duration Bond Fund LVIP SSGA Bond Index Fund LVIP SSGA Short-Term Bond Index Fund LVIP Western Asset Core Bond Fund	American Funds Growth-Income Fund
American Funds International Fund
BlackRock Global Allocation V.I. Fund
ClearBridge Variable Large Cap Growth Portfolio
Delaware VIP® Small Cap Value Series
Delaware VIP® U.S. Growth Series
Delaware VIP® Value Series
Fidelity® VIP Contrafund® Portfolio
Fidelity® VIP FundsManager® 50% Portfolio
Fidelity® VIP Mid Cap Portfolio
First Trust/Dow Jones Dividend & Income Allocation Portfolio
Franklin Income VIP Fund
Franklin Mutual Shares VIP Fund
Invesco V.I. Equally-Weighted S&P 500 Fund
Invesco V.I. International Growth Fund
JPMorgan Insurance Trust Global Allocation Portfolio

LVIP Baron Growth Opportunities Fund
LVIP BlackRock Global Allocation V.I. Managed Risk Fund
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
LVIP BlackRock Scientific Allocation Fund
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
LVIP Delaware Social Awareness Fund
LVIP Delaware Special Opportunities Fund
LVIP Delaware Wealth Builder Fund
LVIP Dimensional International Core Equity Fund
LVIP Dimensional U.S. Core Equity 1 Fund
LVIP Dimensional U.S. Core Equity 2 Fund
LVIP Franklin Templeton Multi-Asset Opportunities Fund
LVIP Global Conservative Allocation Managed Risk Fund
LVIP Global Growth Allocation Managed Risk Fund
LVIP Global Moderate Allocation Managed Risk Fund
LVIP Goldman Sachs Income Building Fund
LVIP Government Money Market Fund
LVIP JPMorgan High Yield Fund
LVIP JPMorgan Retirement Income Fund
LVIP MFS International Growth Fund
LVIP MFS Value Fund
LVIP Mondrian International Value Fund
LVIP SSGA Conservative Index Allocation Fund
LVIP SSGA Conservative Structured Allocation Fund
LVIP SSGA Developed International 150 Fund
LVIP SSGA Global Tactical Allocation Managed Volatility Fund
LVIP SSGA International Index Fund
LVIP SSGA Large Cap 100 Fund
LVIP SSGA Mid-Cap Index Fund
LVIP SSGA Moderate Index Allocation Fund
LVIP SSGA Moderate Structured Allocation Fund
LVIP SSGA Moderately Aggressive Index Allocation Fund
LVIP SSGA Moderately Aggressive Structured Allocation Fund
LVIP SSGA S&P 500 Index Fund
LVIP SSGA Small-Cap Index Fund
LVIP SSGA Small-Mid Cap 200 Fund
LVIP T. Rowe Price Structured Mid-Cap Growth Fund
LVIP U.S. Growth Allocation Managed Risk Fund
LVIP Vanguard Domestic Equity ETF Fund
LVIP Vanguard International Equity ETF Fund
LVIP Wellington Mid-Cap Value Fund
MFS® VIT Growth Series
MFS® VIT Total Return Series
Putnam VT George Putnam Balanced Fund
QS Variable Conservative Growth
As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Contract Value or i4LIFE® Advantage Account Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value or i4LIFE® Advantage Account Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to the Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and be subject to Group 2 restrictions.
•	ALPS/Stadion Core ETF Portfolio
•	American Century VP Balanced Fund

47

•	BlackRock Global Allocation V.I. Fund
•	Delaware VIP® Diversified Income Series
•	Delaware VIP® Limited-Term Diversified Income Series
•	Fidelity® VIP FundsManager® 50% Portfolio
•	First Trust/Dow Jones Dividend & Income Allocation Portfolio
•	JPMorgan Insurance Trust Core Bond Portfolio
•	LVIP BlackRock Global Allocation V.I. Managed Risk Fund
•	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
•	LVIP BlackRock Inflation Protected Bond Fund
•	LVIP BlackRock Scientific Allocation Fund
•	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
•	LVIP Delaware Bond Fund
•	LVIP Delaware Diversified Floating Rate Fund
•	LVIP Delaware Wealth Builder Fund
•	LVIP Dimensional/Vanguard Total Bond Fund
•	LVIP Franklin Templeton Multi-Asset Opportunities Fund
•	LVIP Global Conservative Allocation Managed Risk Fund
•	LVIP Global Growth Allocation Managed Risk Fund
•	LVIP Global Moderate Allocation Managed Risk Fund
•	LVIP Goldman Sachs Income Builder Fund
•	LVIP JPMorgan Retirement Income Fund
•	LVIP PIMCO Low Duration Bond Fund
•	LVIP SSGA Bond Index Fund
•	LVIP SSGA Conservative Index Allocation Fund
•	LVIP SSGA Conservative Structured Allocation Fund
•	LVIP SSGA Global Tactical Allocation Managed Volatility Fund
•	LVIP SSGA Moderate Index Allocation Fund
•	LVIP SSGA Moderate Structured Allocation Fund
•	LVIP SSGA Moderately Aggressive Index Allocation Fund
•	LVIP SSGA Moderately Aggressive Structured Allocation Fund
•	LVIP SSGA Short-Term Bond Index Fund
•	LVIP U.S. Growth Allocation Managed Risk Fund
•	LVIP Western Asset Core Bond Fund
•	MFS® VIT Total Return Series
•	Putnam VT George Putnam Balanced Fund
•	QS Variable Conservative Growth
The fixed account is only available for dollar cost averaging.
Additionally, Contract Value may be allocated in accordance with certain asset allocation models made available to you by your broker-dealer. If so, currently 100% of the Contract Value can be allocated to one of the following models, if available: Dimensional/Vanguard Moderate Allocation Model, Dimensional/Vanguard Global Growth Allocation Model, or Multi-Manager Moderate Allocation Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your contract that meets the Investment Requirements or reallocate Contract Value according to the Investment Requirements listed above. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. We may exclude an asset allocation model from being available for investment at any time, in our sole discretion. You will be notified prior to the date of such a change.
Option 3 – Investment Requirements for i4LIFE® Advantage Guaranteed Income Benefit (version 4) riders purchased on or after October 5, 2015 and prior to October 3, 2016. For i4LIFE® Advantage Guaranteed Income Benefit (version 4) riders purchased on or after October 5, 2015 and prior to October 3, 2016, you must currently allocate your Contract Value or Account Value among one or more of the following Subaccounts only:
Group 1 Investments must be at least 30% of Contract Value or Account Value	Group 2 Investments cannot exceed 70% of Contract Value or Account Value	Group 3 Investments cannot exceed 10% of Contract Value or Account Value
Delaware VIP® Diversified Income Series
Delaware VIP® Limited-Term Diversified Income Series
JPMorgan Insurance Trust Core Bond Portfolio
LVIP BlackRock Inflation Protected Bond Fund
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Dimensional/Vanguard Total Bond Fund
LVIP Global Income Fund
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund
LVIP SSGA Short-Term Bond Index Fund
LVIP Western Asset Core Bond Fund
AB VPS Small/Mid Cap Value Portfolio
ALPS/Stadion Core ETF Portfolio
American Century VP Balanced Fund
American Century VP Large Company Value Fund
American Funds Global Growth Fund
American Funds Growth Fund
American Funds Growth-Income Fund
American Funds International Fund
BlackRock Global Allocation V.I. Fund
ClearBridge Variable Large Cap Growth Portfolio
Delaware VIP® Small Cap Value Series
Delaware VIP® U.S. Growth Series
Delaware VIP® Value Series
Fidelity® VIP Contrafund® Portfolio
Fidelity® VIP FundsManager® 50% Portfolio
Fidelity® VIP Mid Cap Portfolio
First Trust/Dow Jones Dividend & Income Allocation Portfolio
Franklin Income VIP Fund
Franklin Mutual Shares VIP Fund
AB VPS Global Thematic Growth Portfolio
American Funds Global Small Capitalization Fund
Delaware VIP® Emerging Markets Series
Delaware VIP® REIT Series
Delaware VIP® Smid Cap Core Series
Deutsche Alternative Asset Allocation VIP Portfolio

LVIP Clarion Global Real Estate Fund
LVIP SSGA Emerging Markets 100 Fund
MFS® VIT Utilities Series
48

Group 1 Investments must be at least 30% of Contract Value or Account Value	Group 2 Investments cannot exceed 70% of Contract Value or Account Value	Group 3 Investments cannot exceed 10% of Contract Value or Account Value
Invesco V.I. Equally-Weighted S&P 500 Fund
Invesco V.I. International Growth Fund
JP Morgan Insurance Trust Global Allocation Portfolio

LVIP Baron Growth Opportunities Fund
LVIP BlackRock Scientific Allocation Fund
LVIP Delaware Social Awareness Fund
LVIP Delaware Special Opportunities Fund
LVIP Delaware Wealth Builder Fund
LVIP Dimensional International Core Equity Fund
LVIP Dimensional U.S. Core Equity 1 Fund
LVIP Dimensional U.S. Core Equity 2 Fund
LVIP Franklin Templeton Multi-Asset Opportunities Fund
LVIP Goldman Sachs Income Builder Fund
LVIP Government Money Market Fund
LVIP JPMorgan High Yield Fund
LVIP JPMorgan Retirement Income Fund
LVIP MFS International Growth Fund
LVIP MFS Value Fund
LVIP Mondrian International Value Fund
LVIP SSGA Conservative Index Allocation Fund
LVIP SSGA Conservative Structured Allocation Fund
LVIP SSGA Developed International 150 Fund
LVIP SSGA International Index Fund
LVIP SSGA Large Cap 100 Fund
LVIP SSGA Mid-Cap Index Fund
LVIP SSGA Moderate Index Allocation Fund
LVIP SSGA Moderate Structured Allocation Fund
LVIP SSGA Moderately Aggressive Index Allocation Fund
LVIP SSGA Moderately Aggressive Structured Allocation Fund
LVIP SSGA S&P 500 Index Fund
LVIP SSGA Small-Cap Index Fund
LVIP SSGA Small-Mid Cap 200 Fund
LVIP T. Rowe Price Structured Mid-Cap Growth Fund
LVIP Vanguard Domestic Equity ETF Fund
LVIP Vanguard International Equity ETF Fund
LVIP Wellington Mid-Cap Value Fund
MFS® VIT Growth Series
MFS® VIT Total Return Series
Putnam VT George Putnam Balanced Fund
QS Variable Conservative Growth
The fixed account is only available for dollar cost averaging.
As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Contract Value or i4LIFE® Advantage Account Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value or i4LIFE® Advantage Account Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to the Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and be subject to Group 2 restrictions.
•	ALPS/Stadion Core ETF Portfolio
•	American Century VP Balanced Fund
•	BlackRock Global Allocation V.I. Fund
•	Delaware VIP® Diversified Income Series
•	Delaware VIP® Limited-Term Diversified Income Series
•	Fidelity® VIP FundsManager® 50% Portfolio
•	First Trust/Dow Jones Dividend & Income Allocation Portfolio
•	JPMorgan Insurance Trust Core Bond Portfolio
•	LVIP BlackRock Inflation Protected Bond Fund
•	LVIP BlackRock Scientific Allocation Fund
•	LVIP Delaware Bond Fund
•	LVIP Delaware Diversified Floating Rate Fund
•	LVIP Delaware Wealth Builder Fund
•	LVIP Dimensional/Vanguard Total Bond Fund
•	LVIP Franklin Templeton Multi-Asset Opportunities Fund
•	LVIP Global Income Fund
•	LVIP Goldman Sachs Income Builder Fund
•	LVIP JPMorgan Retirement Income Fund

49

•	LVIP PIMCO Low Duration Bond Fund
•	LVIP SSGA Bond Index Fund
•	LVIP SSGA Conservative Index Allocation Fund
•	LVIP SSGA Conservative Structured Allocation Fund
•	LVIP SSGA Moderate Index Allocation Fund
•	LVIP SSGA Moderate Structured Allocation Fund
•	LVIP SSGA Moderately Aggressive Index Allocation Fund
•	LVIP SSGA Moderately Aggressive Structured Allocation Fund
•	LVIP SSGA Short-Term Bond Index Fund
•	LVIP Western Asset Core Bond Fund
•	MFS® VIT Total Return Series
•	Putnam VT George Putnam Balanced Fund
•	QS Variable Conservative Growth
Option 3 – Investment Requirements for other Living Benefit Riders purchased prior to October 5, 2015. If you elected a Living Benefit Rider other than Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk), prior to October 5, 2015, you must currently allocate your Contract Value among one or more of the following Subaccounts only:
Group 1 Investments must be at least 30% of Contract Value or Account Value	Group 2 Investments cannot exceed 70% of Contract Value or Account Value	Group 3 Investments cannot exceed 10% of Contract Value or Account Value
Delaware VIP® Diversified Income Series
Delaware VIP® Limited-Term Diversified Income Series
JPMorgan Insurance Trust Core Bond Portfolio
LVIP BlackRock Inflation Protected Bond Fund
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Dimensional/Vanguard Total Bond Fund
LVIP Global Income Fund
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund
LVIP SSGA Short-Term Bond Index Fund
LVIP Western Asset Core Bond Fund
All other Subaccounts except those in Group 3 and as described below.	AB VPS Global Thematic Growth Portfolio
Delaware VIP® Emerging Markets Series
Delaware VIP® REIT Series
Deutsche Alternative Asset Allocation VIP Portfolio
LVIP Clarion Global Real Estate Fund
LVIP SSGA Emerging Markets 100 Fund
MFS® VIT Utilities Series
The ClearBridge Variable Mid Cap Portfolio, LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund, LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund, PIMCO VIT CommodityRealReturn® Strategy Portfolio, and Templeton Global Bond VIP Fund are not available. The fixed account is only available for dollar cost averaging.
As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Contract Value or i4LIFE® Advantage Account Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value or i4LIFE® Advantage Account Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to the Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and be subject to Group 2 restrictions.
•	ALPS/Stadion Core ETF Portfolio
•	American Century VP Balanced Fund
•	BlackRock Global Allocation V.I. Fund
•	Delaware VIP® Diversified Income Series
•	Delaware VIP® Limited-Term Diversified Income Series
•	Fidelity® VIP FundsManager® 50% Portfolio
•	First Trust/Dow Jones Dividend & Income Allocation Portfolio
•	Franklin Income VIP Fund
•	JPMorgan Insurance Trust Core Bond Portfolio
•	LVIP BlackRock Global Allocation V.I. Managed Risk Fund
•	LVIP BlackRock Inflation Protected Bond Fund
•	LVIP BlackRock Scientific Allocation Fund
•	LVIP Delaware Bond Fund
•	LVIP Delaware Diversified Floating Rate Fund
•	LVIP Delaware Wealth Builder Fund
•	LVIP Dimensional/Vanguard Total Bond Fund
•	LVIP Franklin Templeton Multi-Asset Opportunities Fund
•	LVIP Global Conservative Allocation Managed Risk Fund
•	LVIP Global Growth Allocation Managed Risk Fund
•	LVIP Global Income Fund
•	LVIP Global Moderate Allocation Managed Risk Fund
•	LVIP Goldman Sachs Income Builder Fund
•	LVIP JPMorgan Retirement Income Fund
•	LVIP PIMCO Low Duration Bond Fund
•	LVIP SSGA Bond Index Fund
•	LVIP SSGA Conservative Index Allocation Fund
•	LVIP SSGA Conservative Structured Allocation Fund
•	LVIP SSGA Global Tactical Allocation Managed Volatility Fund
•	LVIP SSGA Moderate Index Allocation Fund
•	LVIP SSGA Moderate Structured Allocation Fund
•	LVIP SSGA Moderately Aggressive Index Allocation Fund
•	LVIP SSGA Moderately Aggressive Structured Allocation Fund
•	LVIP SSGA Short-Term Bond Index Fund

50

•	LVIP T. Rowe Price 2010 Fund
•	LVIP T. Rowe Price 2020 Fund
•	LVIP U.S. Growth Allocation Managed Risk Fund
•	LVIP Western Asset Core Bond Fund
•	MFS® VIT Total Return Series
•	Putnam VT George Putnam Balanced Fund
•	QS Variable Conservative Growth
To satisfy these Investment Requirements, Contract Value may be allocated in accordance with certain asset allocation models (depending on when you purchased your contract) made available to you by your broker-dealer. If so, currently 100% of the Contract Value can be allocated to one of the following models: Lincoln SSGA Structured Conservative Model, Lincoln SSGA Structured Moderate Model, Lincoln SSGA Structured Moderately Aggressive Model, Lincoln SSGA Conservative Index Model, Lincoln SSGA Moderate Index Model and Lincoln SSGA Moderately Aggressive Index Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your contract that meets the Investment Requirements or reallocate Contract Value among Group 1, Group 2 or Group 3 Subaccounts as described above. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider.
If you purchased the Lincoln Lifetime IncomeSM Advantage Plus rider on or after January 20, 2009, your only investment options until the seventh Benefit Year anniversary are to allocate 100% of your Contract Value to: the LVIP Global Conservative Allocation Managed Risk Fund, the LVIP SSGA Conservative Structured Allocation Fund or the LVIP SSGA Conservative Index Allocation Fund (each a fund of funds), or, if your contract was purchased prior to November 15, 2010, to one of the following models: Lincoln SSGA Conservative Index Model and the Lincoln SSGA Structured Conservative Model. After the seventh Benefit Year anniversary, if your rider continues, you may invest in other Subaccounts in your contract, subject to Investment Requirements applicable to your purchase date of Lincoln Lifetime IncomeSM Advantage.
Living Benefit Riders
This section describes the optional Living Benefit Riders currently offered under this variable annuity contract. Each rider offers one of the following:
•	a minimum withdrawal benefit:
•	Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk),
•	Lincoln Market Select® Advantage;
•	a minimum Annuity Payout:
•	i4LIFE® Advantage with or without the Guaranteed Income Benefit.
The following Living Benefit Riders are no longer available for purchase:
•	Lincoln Lifetime IncomeSM Advantage 2.0
•	Lincoln Lifetime IncomeSM Advantage,
•	Lincoln SmartSecurity® Advantage, and
•	4LATER® Advantage.
Certain versions of i4LIFE® Advantage Guaranteed Income Benefit also unavailable unless guaranteed under the terms of another rider. Lincoln Lifetime IncomeSM Advantage 2.0 is described in the Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) section. All other unavailable Living Benefit Riders are described in an Appendix to this prospectus.
These Living Benefit Riders provide different methods to take income from your Contract Value or receive lifetime payments and provide certain guarantees, regardless of the investment performance of the contract. These guarantees are subject to certain conditions, as set forth below. There are differences between the riders in the features provided, income rates, and investment options available, as well as the charge structure. The age at which you may begin receiving a benefit from your rider may vary between riders. In addition, the purchase of one rider may impact the availability of another rider. Not all riders will be available at all times. Before you elect a rider, or terminate your existing rider to elect a new rider, you should carefully review the terms and conditions of each rider. Riders elected at contract issue will be effective on the contract’s effective date. Riders elected after the contract is issued will be effective on the next Valuation Date following approval by us.
The benefits and features of the optional Living Benefit Riders are separate and distinct from the downside protection strategies that may be employed by the funds offered under the contract. The riders do not guarantee the investment results of the funds.
There is no guarantee that any Living Benefit Rider (except i4LIFE® Advantage) will be available in the future, as we reserve the right to discontinue them at any time upon advance written notice to you. In addition, we may make different versions of a rider available to new purchasers. You cannot elect more than one Living Benefit Rider or any other payout option offered in your contract at any one time.
Excess Withdrawals under certain Living Benefit Riders may result in a reduction or premature termination of those benefits or of those riders. If you are not certain how an Excess Withdrawal will reduce your future guaranteed amounts, you should contact either
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your registered representative or us prior to requesting a withdrawal to find out what impact, if any, the Excess Withdrawal will have on any guarantees under the Living Benefit Rider. Terms and conditions may change after the contract is purchased.
If you purchase a Living Benefit Rider (except i4LIFE® Advantage without the Guaranteed Income Benefit), you will be required to adhere to Investment Requirements, which will limit your ability to invest in certain Subaccounts offered in your contract. In addition, the fixed account is not available except for use with dollar cost averaging. See The Contracts – Investment Requirements for more information.
From time to time, we relax our rules that apply to dropping certain riders and subsequently adding certain new ones. For example, we may waive the waiting period and instead permit you to add a new rider immediately after dropping your old one. We may also let you drop a rider before it has been in effect for the required holding period. When you drop your old rider, your old rider and charge will be terminated. As of the date of this prospectus, we currently have such an offer in place.
If you drop a rider for a new one during a period of time when we do not have an offer in place or have a different offer, you will not be eligible for any future offers related to the rider you previously dropped, even if such future offer would have included a greater or different benefit.
Rate Sheets
The current Guaranteed Annual Income rates and Guaranteed Income Benefit percentages available under certain Living Benefit Riders are declared in a prospectus supplement, called a Rate Sheet. The Rate Sheet indicates the current rates and/or current percentages, their effective period, and the date by which your application or rider election form must be signed and dated for a rider to be issued with those rates and/or percentages. The rates and/or percentages may change periodically and may be higher or lower than the rates and/or percentages on the previous Rate Sheet.
At least 10 days before the end of the indicated effective period the rates and/or percentages for the next effective period will be disclosed in a new Rate Sheet. In order to get the rate and/or percentage indicated in a Rate Sheet, your application or rider election form must be signed and dated on or before the last day of the effective period noted in that Rate Sheet. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your registered representative, online at www.LincolnFinancial.com or by calling us at 1-888-868-2583. The rates and/or percentages from previous effective periods are included in an Appendix to this prospectus.
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk)
All terms that apply to Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) apply to Lincoln Lifetime IncomeSM Advantage 2.0 except as noted. Lincoln Lifetime IncomeSM Advantage 2.0 is no longer available for purchase.
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) is a Living Benefit Rider available for purchase that provides:
•	Guaranteed lifetime periodic withdrawals for you (and your spouse if the joint life option is selected) up to the Guaranteed Annual Income amount which is based upon a guaranteed Income Base;
•	An Enhancement amount added to the Income Base if certain criteria are met, as set forth below;
•	Automatic Annual Step-ups of the Income Base to the Contract Value if the Contract Value is equal to or greater than the Income Base after the Enhancement; and
•	Age-based increases to the Guaranteed Annual Income amount (after reaching a higher age-band and after an Automatic Annual Step-up).
Guaranteed Annual Income payments are available after the younger of you or your spouse (joint life option) reach age 55 and are based upon specified percentages of the Income Base which are age-based and may increase over time. You may receive Guaranteed Annual Income payments for your lifetime or for the lifetimes of you and your spouse if the joint life option is chosen. You may consider purchasing Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) if you want a guaranteed lifetime income payment that may grow as you get older and may increase through the Automatic Annual Step-up and Enhancement.
Please note any withdrawals made prior to age 55 or that exceed the Guaranteed Annual Income amount are considered Excess Withdrawals. In most states, amounts that are payable to any assignee or assignee’s bank account are also considered Excess Withdrawals. Excess Withdrawals may significantly reduce your Income Base and Enhancement Base as well as your Guaranteed Annual Income amount by an amount greater than the dollar amount of the Excess Withdrawal, and will terminate the rider if the Income Base is reduced to zero. Withdrawals will also negatively impact the availability of an Enhancement.
The Contractowner, Annuitant or Secondary Life may not be changed while this rider is in effect (except if the Secondary Life assumes ownership of the contract upon death of the Contractowner), including any sale or assignment of the contract as collateral.
Availability. If you elect the rider, it will be effective on the next Valuation Date following approval by us. The Contract Value must be at least $25,000.
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Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) is available for purchase with nonqualified and qualified (IRAs and Roth IRAs) annuity contracts. The Contractowner/Annuitant (as well as the spouse under the joint life option) must be age 85 or younger at the time this rider is elected.
If you own a Living Benefit Rider (other than Lincoln Lifetime IncomeSM Advantage 2.0) and you wish to elect Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), you must first terminate your existing Living Benefit Rider. You must wait at least 12 months after this termination and also comply with your existing Living Benefit Rider’s termination rules, before you will be able to elect Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) (if available). For further information on termination rules, see the “Termination” section associated with your Living Benefit Rider. In all cases, by terminating your existing Living Benefit Rider, you will no longer be entitled to any of the benefits that have accrued under that rider.
Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. If your Benefit Year anniversary falls on a day that the New York Stock Exchange is closed, any benefit calculations scheduled to occur on that anniversary will occur on the next Valuation Date.
Income Base and Enhancement Base. The Income Base is a value used to calculate your Guaranteed Annual Income amount. The initial Income Base varies based on when you elect the rider. If you elect the rider at the time you purchase the contract, the initial Income Base will equal your initial Purchase Payment. If you elect the rider after we issue the contract, the initial Income Base will equal the Contract Value on the effective date of the rider. The Income Base is increased by subsequent Purchase Payments, Enhancements, and Automatic Annual Step-ups, and decreased by Excess Withdrawals in accordance with the provisions set forth below. The maximum Income Base is $10 million. This maximum takes into consideration the total guaranteed amounts under the Living Benefit Riders of all Lincoln Life contracts (or contracts issued by our affiliates) in which you (and/or spouse if joint life option) are the covered lives.
For rider elections on and after April 2, 2018, and subject to state availability, the Enhancement Base is the value used to calculate the amount that may be added to the Income Base upon an Enhancement. The Enhancement Base is equal to the Contract Value on the effective date of the rider, increased by subsequent Purchase Payments and Automatic Annual Step-ups, and decreased by Excess Withdrawals in accordance with the provisions set forth below. The Enhancement Base is not increased by an Enhancement. Rider elections prior to April 2, 2018 do not have an Enhancement Base.
Neither the Income Base nor the Enhancement Base is available to you as the lump sum withdrawal or as a Death Benefit.
Additional Purchase Payments automatically increase the Income Base (not to exceed the maximum Income Base) and Enhancement Base by the amount of the Purchase Payment. For example, a $10,000 additional Purchase Payment will increase the Income Base and Enhancement Base by $10,000. Any Purchase Payment made after the initial Purchase Payment will be added immediately to the Income Base and Enhancement Base and will result in an increased Guaranteed Annual Income amount but must be invested in the contract at least one Benefit Year before it will be used in calculating an Enhancement. Any Purchase Payments made within the first 90 days after the effective date of the rider will be included in the Income Base and Enhancement Base for purposes of calculating the Enhancement on the first Benefit Year anniversary.
After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. No additional Purchase Payments are allowed if the Contract Value decreases to zero for any reason including market loss. No additional Purchase Payments are allowed after the Nursing Home Enhancement is requested and approved by us (as described later in this prospectus).
Excess Withdrawals reduce the Income Base and Enhancement Base as discussed below. Withdrawals less than or equal to the Guaranteed Annual Income amount will not reduce the Income Base or Enhancement Base.
Enhancement. You are eligible for an Enhancement for at least 10 years from the effective date of the rider. On each Benefit Year anniversary the Income Base will be increased by an Enhancement if:
a. the Contractowner/Annuitant (as well as the spouse if the joint life option is in effect) is under age 86;
b. there are no withdrawals in the preceding Benefit Year;
c. the rider is within the Enhancement Period;
d. the Income Base after the Enhancement amount is added would be greater than the Income Base after the Automatic Annual Step-up; and
e. the Enhancement Base is greater than zero.
For riders elected on and after April 2, 2018, and subject to state availability, the Enhancement equals the Enhancement Base, minus Purchase Payments received in the preceding Benefit Year, multiplied by 6%. For rider elections prior to April 2, 2018, the Enhancement equals the Income Base, minus Purchase Payments received in the preceding Benefit Year, multiplied by 5%. The Enhancement Base and Income Base are not reduced by Purchase Payments received in the first 90 days after the rider effective date.
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If you decline an Enhancement, you will continue to be eligible for an Enhancement starting on the next Benefit Year anniversary as long as you meet the conditions listed above.
Note: The Enhancement is not available on any Benefit Year anniversary if an Automatic Annual Step-up to the Income Base occurs, or where there has been a withdrawal of Contract Value (including a Guaranteed Annual Income payment) in the preceding Benefit Year. If you are eligible (as defined above) for the Enhancement in the next Benefit Year, the Enhancement will not occur until the Benefit Year anniversary of that year.
The following is an example of the impact of the 6% Enhancement on the Income Base and assumes that no withdrawals have been made.
Initial Purchase Payment = $100,000; Income Base = $100,000; Enhancement Base = $100,000
Additional Purchase Payment on day 30 = $15,000; Income Base = $115,000; Enhancement Base = $115,000
On the first Benefit Year anniversary, because the additional Purchase Payment is within the first 90 days after the effective date of the rider, the Income Base will not be less than $121,900 (= $100,000 x 1.06 + $15,000 x 1.06).
Consider a further additional Purchase Payment on day 95 = $10,000; Income Base = $125,000; Enhancement Base = $125,000
This additional Purchase Payment is not eligible for the Enhancement on the first Benefit Year anniversary because it was received after the first 90 days after the effective date for the rider. It will not be eligible for the 6% Enhancement until the second Benefit Year anniversary. Therefore, on the first Benefit Year anniversary, the Income Base will not be less than $131,900 (= $100,000 x 1.06 + $15,000 x 1.06 + $10,000).
As explained below, an Enhancement and Automatic Annual Step-up will not occur in the same year. If the Automatic Annual Step-up provides an increase equal to or greater than what the Enhancement provides, you will not receive the Enhancement. It is possible that this could happen each Benefit Year (because the Automatic Annual Step-up provided a larger increase each year), and therefore the Enhancement would not apply. The Enhancement or the Automatic Annual Step-up cannot increase the Income Base above the maximum Income Base of $10 million.
An example of the impact of a withdrawal on the Enhancement is included in the Withdrawal Amount section below.
Enhancement Period. The original Enhancement Period is a 10-year period that begins on the effective date of the rider. A new Enhancement Period begins immediately following an Automatic Annual Step-up. If during any Enhancement Period there are no Automatic Annual Step-ups, the Enhancements will stop at the end of the Enhancement Period and will not restart until the next Benefit Year anniversary following the Benefit Year anniversary upon which an Automatic Annual Step-up occurs.
Automatic Annual Step-ups. The Income Base and Enhancement Base will automatically step-up to the Contract Value on each Benefit Year anniversary if:
a.	the Contractowner/Annuitant (single life option), or the Contractowner/Annuitant and spouse (joint life option) are under age 86; and
b.	the Contract Value on that Benefit Year anniversary, after the deduction of any withdrawals (including the rider charge and account fee), plus any Purchase Payments made on that date is equal to or greater than the Income Base after an Enhancement (if any).
Each time the Automatic Annual Step-up occurs a new Enhancement Period starts. The Automatic Annual Step-up is available even in years when a withdrawal has occurred.
If you decline an Automatic Annual Step-up during an Enhancement Period, you will continue to be eligible for an Enhancement through the end of the Enhancement Period as long as you meet the conditions listed above.
Following is an example of how the Automatic Annual Step-ups and the 6% Enhancement impact the Income Base (assuming no withdrawals or additional Purchase Payments):
	Contract Value	Income Base	Enhancement Base	Enhancement amount added to Income Base
At issue	$100,000	$100,000	$100,000	-
1st Benefit Year anniversary	$104,000	$106,000	$100,000	$6,000
2nd Benefit Year anniversary	$107,000	$112,000	$100,000	$6,000
3rd Benefit Year anniversary	$115,000	$118,000	$100,000	$6,000
4th Benefit Year anniversary	$128,000	$128,000	$128,000	N/A
5th Benefit Year anniversary	$131,000	$135,680	$128,000	$7,680
On the first Benefit Year anniversary the Contract Value is higher than the previous Income Base, but since the 6% Enhancement (6% of the Enhancement Base) would increase the Income Base to a higher amount, the Income Base is increased by the $6,000 Enhancement amount to $106,000 and the Enhancement Base remains at $100,000.
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On the second Benefit Year anniversary the Contract Value is higher than the previous Income Base, but since the 6% Enhancement (6% of the Enhancement Base) would increase the Income Base to a higher amount, the Income Base is increased by the $6,000 Enhancement amount to $112,000 and the Enhancement Base remains at $100,000.
On the third Benefit Year anniversary the Contract Value is higher than the previous Income Base, but since the 6% Enhancement (6% of the Enhancement Base) would increase the Income Base to a higher amount, the Income Base is increased by the $6,000 Enhancement amount to $118,000 and the Enhancement Base remains at $100,000.
On the fourth Benefit Year anniversary the Contract Value of $128,000 is higher than the previous Income Base plus the 6% Enhancement ($124,000 = $118,000 + 6% of $100,000), so the Income Base and Enhancement Base are increased to equal the Contract Value of $128,000.
On the fifth Benefit Year anniversary the Contract Value is higher than the previous Income Base, but since the 6% Enhancement (6% of the Enhancement Base) would increase the Income Base to a higher amount, the Income Base is increased by the $7,680 (6% of $128,000) Enhancement amount and the Enhancement Base remains at $128,000.
Following is an example of how the Automatic Annual Step-ups and the 5% Enhancement impact the Income Base (assuming no withdrawals or additional Purchase Payments):
	Contract Value	Income Base with 5% Enhancement	Income Base
Initial Purchase Payment $50,000	$50,000	N/A	$50,000
1st Benefit Year anniversary	$54,000	$52,500	$54,000
2nd Benefit Year anniversary	$53,900	$56,700	$56,700
3rd Benefit Year anniversary	$56,000	$59,535	$59,535
4th Benefit Year anniversary	$64,000	$62,512	$64,000
On the first Benefit Year anniversary, the Automatic Annual Step-up increased the Income Base to the Contract Value of $54,000 since the increase in the Contract Value is greater than the 5% Enhancement amount of $2,500 (5% of $50,000). On the second Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $54,000 = $2,700). On the third Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $56,700 = $2,835). On the fourth Benefit Year anniversary, the Automatic Annual Step-up to the Contract Value was greater than the 5% Enhancement amount of $2,977 (5% of $59,535). An Automatic Annual Step-up cannot increase the Income Base beyond the maximum Income Base of $10 million.
Withdrawal Amount. Guaranteed Annual Income withdrawals are available when you (single life option) or the younger of you and your spouse (joint life option) are age 55 or older. The Guaranteed Annual Income amount may be withdrawn from the contract each Benefit Year. As long as the Guaranteed Annual Income amount is not reduced to zero, these withdrawals may be taken for your lifetime (single life option) or the lifetimes of you and your spouse (joint life option).
The initial Guaranteed Annual Income amount is calculated when you purchase the rider. If you (or younger of you and your spouse if the joint life option is elected) are under age 55 at the time the rider is elected the initial Guaranteed Annual Income amount will be zero. If you (or the younger of you and your spouse if the joint life option is elected) are age 55 or older at the time the rider is elected the initial Guaranteed Annual Income amount will be equal to a specified percentage of the Income Base. Upon your first withdrawal the Guaranteed Annual Income rate is based on your age (single life option) or the younger of you and your spouse’s age (joint life option) at the time of the withdrawal.
The Guaranteed Annual Income rates applicable to new rider elections are determined in our sole discretion based on current economic factors including interest rates and equity market volatility. Generally, the rates may increase or decrease based on changes in equity market volatility, prevailing interest rates, or as a result of other economic conditions. The rate structure is intended to help us provide the guarantees under the rider. The Guaranteed Annual Income rates for new rider elections may be higher or lower than prior rates, but for existing Contractowners that have elected the rider, your Guaranteed Annual Income rates will not change as a result.
The Guaranteed Annual Income rates applicable to new rider elections are set forth in a supplement to this prospectus, called a Rate Sheet. The Rate Sheet indicates the Guaranteed Annual Income rates, the effective period, and the date by which your rider election form must be signed and dated for a rider to be issued with those rates. The rates may change periodically and may be higher or lower than the rates on the previous Rate Sheet.
At least ten days before the end of the indicated effective period, the Guaranteed Annual Income rates for the next effective period will be disclosed in a new Rate Sheet. In order to get the rates indicated in a Rate Sheet, your rider election form must be signed and dated on or before the last day of the effective period noted in that Rate Sheet. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your registered representative, online at www.LincolnFinancial.com or by calling us at 1-888-868-2583. Guaranteed Annual Income rates for previous effective periods are included in an Appendix to this prospectus.
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During the first Benefit Year, the Guaranteed Annual Income amount is calculated using the Income Base as of the effective date of the rider. After the first Benefit Year anniversary we will use the Income Base calculated on the most recent Benefit Year anniversary for calculating the Guaranteed Annual Income amount. After your first withdrawal the Guaranteed Annual Income rate will only increase on a Benefit Year anniversary on or after you have reached an applicable higher age band and after there has also been an Automatic Annual Step-up. If you have reached an applicable age band and there has not also been a subsequent Automatic Annual Step-up, then the Guaranteed Annual Income rate will not increase until the next Automatic Annual Step-up occurs. If you do not withdraw the entire Guaranteed Annual Income amount during a Benefit Year, there is no carryover of the remaining amount into the next Benefit Year.
If your Contract Value is reduced to zero for any reason other than for an Excess Withdrawal, withdrawals equal to the Guaranteed Annual Income amount will continue automatically for your life (and your spouse’s life if applicable) under the Guaranteed Annual Income Amount Annuity Payout Option. You may not withdraw the remaining Income Base or Enhancement Base in a lump sum. You will not be entitled to the Guaranteed Annual Income amount if the Income Base is reduced to zero as a result of an Excess Withdrawal. If either the Contract Value or Income Base is reduced to zero due to an Excess Withdrawal the rider will terminate.
Withdrawals equal to or less than the Guaranteed Annual Income amount will not reduce the Income Base or Enhancement Base. All withdrawals will decrease the Contract Value.
The following example shows the calculation of the Guaranteed Annual Income amount and how withdrawals less than or equal to the Guaranteed Annual Income amount affect the Income Base, the Enhancement Base, and the Contract Value. The example assumes a 6% Enhancement, a 4.50% Guaranteed Annual Income rate, and a Contract Value of $200,000:
Contract Value on the rider's effective date	$200,000
Income Base and Enhancement Base on the rider's effective date	$200,000
Initial Guaranteed Annual Income amount on the rider's effective date ($200,000 x 4.50%)	$9,000
Contract Value six months after rider's effective date	$210,000
Income Base and Enhancement Base six months after rider's effective date	$200,000
Withdrawal six months after rider's effective date	$9,000
Contract Value after withdrawal ($210,000 - $9,000)	$201,000
Income Base and Enhancement Base after withdrawal ($200,000 - $0)	$200,000
Contract Value on first Benefit Year anniversary	$205,000
Income Base and Enhancement Base on first Benefit Year anniversary	$205,000
Guaranteed Annual Income amount on first Benefit Year anniversary ($205,000 x 4.50%)	$9,225
Since there was a withdrawal during the first year, an Enhancement is not available, but the Automatic Annual Step-up was available and increased the Income Base and Enhancement Base to the Contract Value of $205,000. On the first anniversary of the rider’s effective date, the Guaranteed Annual Income amount is $9,225 (4.50% x $205,000).
Purchase Payments added to the contract subsequent to the initial Purchase Payment will increase the Guaranteed Annual Income amount by an amount equal to the applicable Guaranteed Annual Income rate multiplied by the amount of the subsequent Purchase Payment. For example, assuming a Contractowner has a Guaranteed Annual Income amount of $2,250 (4.50% of $50,000 Income Base), an additional Purchase Payment of $10,000 increases the Guaranteed Annual Income amount that Benefit Year to $2,700 ($2,250 + 4.50% of $10,000). The Guaranteed Annual Income payment amount will be recalculated immediately after a Purchase Payment is added to the contract.
Enhancements and Automatic Annual Step-ups will increase the Income Base and thus the Guaranteed Annual Income amount. The Guaranteed Annual Income amount after the Income Base is adjusted either by an Enhancement or an Automatic Annual Step-up will be equal to the adjusted Income Base multiplied by the applicable Guaranteed Annual Income rate.
Nursing Home Enhancement. (The Nursing Home Enhancement is not available in certain states. Please check with your registered representative.) The Guaranteed Annual Income rate will be increased to 10%, called the Nursing Home Enhancement, during a Benefit Year when the Contractowner/Annuitant is age 70 or older, or the younger of the Contractowner and spouse is age 70 or older (joint life option), and one is admitted into an accredited nursing home or equivalent health care facility. For election of any version of Lincoln Lifetime IncomeSM Advantage 2.0 prior to May 20, 2013, the Nursing Home Enhancement is available when the Contractowner/Annuitant is age 65 or older, or the younger of the Contractowner and spouse is age 65 or older (joint life option), and one is admitted into an accredited nursing home or equivalent health care facility. (The Nursing Home Enhancement is not available until the next Benefit Year anniversary after age 70 (or 65 for rider elections prior to May 20, 2013) if a withdrawal has been taken since the rider effective date.) The Nursing Home Enhancement applies if the admittance into such facility occurs 60 months or more
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after the effective date of the rider, the individual was not in the nursing home in the year prior to the effective date of the rider, and upon entering the nursing home, the person has then been confined for at least 90 consecutive days. For the joint life option if both spouses qualify, the Nursing Home Enhancement is available for either spouse, but not both spouses. You should carefully consider the fact that the enhanced Guaranteed Annual Income rate is only available for one measuring life before an election is made. For Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) elections on and after January 20, 2015, the Nursing Home Enhancement will not be available if your Contract Value is reduced to zero for any reason, including withdrawals, market performance, or rider charges.
You may request the Nursing Home Enhancement by filling out a request form provided by us. Proof of nursing home confinement will be required each year. If you leave the nursing home, or for Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) elections on and after January 20, 2015, if your Contract Value is reduced to zero for any reason, your Guaranteed Annual Income amount will be reduced to the amount you would otherwise be eligible to receive. Any withdrawals made prior to the entrance into a nursing home and during the Benefit Year that the Nursing Home Enhancement commences, will reduce the amount available that year for the Nursing Home Enhancement. Purchase Payments may not be made into the contract after a request for the Nursing Home Enhancement is approved by us and any Purchase Payments made either in the 12 months prior to entering the nursing home or while you are residing in a nursing home will not be included in the calculation of the Nursing Home Enhancement.
The requirements of an accredited nursing home or equivalent health care facility are set forth in the Nursing Home Enhancement Claim Form. The criteria for the facility include, but are not limited to: providing 24 hour a day nursing services; an available physician; an employed nurse on duty or call at all times; maintains daily clinical records; and able to dispense medications. This does not include an assisted living or similar facility. The admittance to a nursing home must be pursuant to a plan of care provided by a licensed health care practitioner, and the nursing home must be located in the United States. The remaining references to the Guaranteed Annual Income amount also include the Nursing Home Enhancement amount.
Contractowners in South Dakota who elect any version of Lincoln Lifetime IncomeSM Advantage 2.0 on or after January 1, 2013, have the option to increase the Guaranteed Annual Income rate upon the diagnosis of a terminal illness, subject to certain conditions. The Guaranteed Annual Income amount will be increased to 10% during a Benefit Year when the Contractowner/Annuitant is age 70 or older or the younger of the Contractowner and spouse is age 70 or older (joint life option), and one is diagnosed by a licensed physician that his or her life expectancy is twelve months or less. For election of any version of Lincoln Lifetime IncomeSM Advantage 2.0 from January 1, 2013 to May 20, 2013, the terminal illness provision is available when the Contractowner/Annuitant is age 65 or older, or the younger of the Contractowner and spouse is age 65 or older (joint life option), and one is diagnosed by a licensed physician that his or her life expectancy is twelve months or less. (The terminal illness provision is not available until the next Benefit Year anniversary after age 70 (or 65 for rider elections prior to May 20, 2013) if a withdrawal has been taken since the rider effective date.) This provision applies if the diagnosis of terminal illness occurs 60 months or more after the effective date of the rider and the diagnosis was not made in the year prior to the effective date of the rider. For the joint life option if both spouses qualify, this provision for terminal illness is available for either spouse, but not both spouses. You should carefully consider the fact that the enhanced Guaranteed Annual Income rate is only available for one measuring life before an election is made. For Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) elections on and after January 20, 2015, the terminal illness provision will not be available if your Contract Value is reduced to zero for any reason, including withdrawals, market performance, or rider charges.
Once either the Nursing Home Enhancement or the terminal illness enhancement is elected for one spouse, neither enhancement will be available for the other spouse. You may request the terminal illness enhancement by filling out a request form provided by us. For Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) elections on and after January 20, 2015, if your Contract Value is reduced to zero for any reason, your Guaranteed Annual Income amount will be reduced to the amount you would otherwise be eligible to receive. Any withdrawals made prior to the diagnosis of a terminal illness and during the Benefit Year that the terminal illness enhancement commences will reduce the amount available that year for the terminal illness enhancement. Purchase Payments may not be made into the contract after a request for the terminal illness enhancement is approved by us and any Purchase Payments made either in the 12 months prior to the terminal illness diagnosis or during the duration of the terminal illness will not be included in the calculation of the terminal illness enhancement. Any requirements to qualify for the terminal illness enhancement are set forth in the Terminal Illness Claim Form. The remaining references to the Guaranteed Annual Income amount also include the terminal illness enhancement amount for Contractowners in South Dakota only.
Excess Withdrawals. Excess Withdrawals are:
1.	the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) that exceed the Guaranteed Annual Income amount at the time of the withdrawal;
2.	withdrawals made prior to age 55 (younger of you or your spouse for joint life); or
3.	withdrawals that are payable to any assignee or assignee’s bank account.
When an Excess Withdrawal occurs:
1.	The Income Base and Enhancement Base are reduced by the same proportion that the Excess Withdrawal reduces the Contract Value. This means that the reduction in the Income Base and Enhancement Base could be more than the dollar amount of the withdrawal; and
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2.	The Guaranteed Annual Income amount will be recalculated to equal the applicable Guaranteed Annual Income rate multiplied by the new (reduced) Income Base (after the proportionate reduction for the Excess Withdrawal).
Your quarterly statements will include the Guaranteed Annual Income amount (as adjusted for Guaranteed Annual Income amount payments in a Benefit Year, Excess Withdrawals and additional Purchase Payments) available to you for the Benefit Year, if applicable, in order for you to determine whether a withdrawal may be an Excess Withdrawal. We encourage you to either consult with your registered representative or call us at the number provided in this prospectus if you have questions about Excess Withdrawals.
The following example demonstrates the impact of an Excess Withdrawal on the Income Base, Enhancement Base, the Guaranteed Annual Income amount, and the Contract Value under Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk). The example assumes that the Contractowner makes a $12,000 withdrawal, which causes a $12,370 reduction in the Income Base and Enhancement Base.
Prior to Excess Withdrawal:
Contract Value = $60,000
Income Base = $85,000
Enhancement Base = $85,000
Guaranteed Annual Income amount = $3,825 (4.50% of the Income Base of $85,000)
After a $12,000 Withdrawal ($3,825 is within the Guaranteed Annual Income amount, $8,175 is the Excess Withdrawal):
The Contract Value is reduced by the amount of the Guaranteed Annual Income amount of $3,825 and the Income Base and Enhancement Base are not reduced:
Contract Value = $56,175 ($60,000 - $3,825)
Income Base = $85,000
Enhancement Base = $85,000
The Contract Value is also reduced by the $8,175 Excess Withdrawal and the Income Base and Enhancement Base are reduced by 14.553%, the same proportion by which the Excess Withdrawal reduced the $56,175 Contract Value ($8,175 ÷ $56,175)
Contract Value = $48,000 ($56,175 - $8,175)
Income Base = $72,630 ($85,000 x 14.553% = $12,370; $85,000 - $12,370 = $72,630)
Enhancement Base = $72,630 ($85,000 x 14.553% = $12,370; $85,000 - $12,370 = $72,630)
Guaranteed Annual Income amount = $3,268 (4.50% of $72,630 Income Base)
On the following Benefit Year anniversary the Contract Value has been reduced due to a declining market, but the Income Base and Enhancement Base are unchanged:
Contract Value = $43,000
Income Base = $72,630
Enhancement Base = $72,630
Guaranteed Annual Income amount = $3,268 (4.50% x $72,630)
In a declining market, Excess Withdrawals may significantly reduce your Income Base, Enhancement Base, and Guaranteed Annual Income amount. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. If either the Contract Value or the Income Base is reduced to zero due to an Excess Withdrawal the rider will terminate.
Withdrawals from IRA contracts will not be considered Excess Withdrawals (even if they exceed the Guaranteed Annual Income amount) only if the withdrawals are taken as systematic installments of the amount needed to satisfy the required minimum distribution (RMD) rules under Internal Revenue Code Section 401(a)(9). In addition, in order for this exception for RMDs to apply, the following must occur:
1.	Lincoln’s automatic withdrawal service is used to calculate and pay the RMD;
2.	The RMD calculation must be based only on the value in this contract;
3.	No withdrawals other than RMDs are made within the Benefit Year (except as described in the next paragraph); and
4. This contract is not a beneficiary IRA.
If your RMD withdrawals during a Benefit Year are less than the Guaranteed Annual Income amount, an additional amount up to the Guaranteed Annual Income amount may be withdrawn. If a withdrawal, other than an RMD is made during the Benefit Year, then all amounts withdrawn in excess of the Guaranteed Annual Income amount, including amounts attributable to RMDs, will be treated as Excess Withdrawals.
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Distributions from qualified contracts are generally taxed as ordinary income. Distributions from nonqualified contracts that are includable in gross income are also generally taxed as ordinary income. See Federal Tax Matters for information on determining what amounts are includable in gross income.
Guaranteed Annual Income Amount Annuity Payout Option. The Guaranteed Annual Income Amount Annuity Payout Option (“GAIAAPO”) is an Annuity Payout option under which the Contractowner (and joint life if applicable) will receive annuity payments equal to the Guaranteed Annual Income amount for life. This option is different from other Annuity Payout options, including i4LIFE® Advantage, which are based on your Contract Value. If you are required to take annuity payments because you have reached the maturity date of the contract, you have the option of electing the GAIAAPO. If the Contract Value is reduced to zero and you have a remaining Income Base, you will receive the GAIAAPO.
Contractowners may decide to choose the GAIAAPO over i4LIFE® Advantage Guaranteed Income Benefit if they feel this may provide a higher final payment over time and they may place more importance on this payment over access to the Account Value. Payment frequencies other than annual may be available. You will have no other contract features other than the right to receive annuity payments equal to the Guaranteed Annual Income amount for your life or the life of you and your spouse for the joint life option.
If you are receiving the GAIAAPO, the Beneficiary may be eligible to receive final payment upon death of the single life or surviving joint life. The final payment is a one-time lump-sum payment. If the effective date of the rider is the same as the effective date of the contract, the final payment will be equal to the sum of all Purchase Payments, decreased by withdrawals. If the effective date of the rider is after the effective date of the contract, the final payment will be equal to the Contract Value on the effective date of the rider, increased for Purchase Payments received after the rider effective date and decreased by withdrawals. Excess Withdrawals reduce the final payment in the same proportion as the withdrawals reduce the Contract Value; withdrawals less than or equal to the Guaranteed Annual Income amount and payments under the GAIAAPO will reduce the final payment dollar for dollar.
Death Prior to the Annuity Commencement Date. Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) has no provision for a payout of the Income Base or Enhancement Base upon death of the Contractowners or Annuitant and provides no increase in value to the Death Benefit over and above what the Death Benefit provides in the base contract. At the time of death, if the Contract Value equals zero, no Death Benefit options (as described earlier in this prospectus) will be in effect. Election of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) does not impact the Death Benefit options available for purchase with your annuity contract. All Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The Contracts - Death Benefit.
Upon the death of the single life, this rider will end and no further Guaranteed Annual Income amounts are available (even if there was an Income Base in effect at the time of the death). If the Beneficiary elects to continue the contract after the death of the single life (through a separate provision of the contract), the Beneficiary may purchase a new Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) rider, if available, under the terms and charge in effect at the time of the new purchase. There is no carryover of the Income Base or Enhancement Base.
Upon the first death under the joint life option, withdrawals up to the Guaranteed Annual Income amount continue to be available for the life of the surviving spouse. The Enhancement and Automatic Annual Step-up will continue if applicable as discussed above. Upon the death of the surviving spouse, Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) will end and no further Guaranteed Annual Income amounts are available (even if there was an Income Base in effect at the time of the death).
As an alternative, after the first death, the surviving spouse, if under age 86, may choose to terminate the joint life option and purchase a new single life option, if available, under the terms and charge in effect at the time for a new purchase. In deciding whether to make this change, the surviving spouse should consider whether the change will cause the Income Base and the Guaranteed Annual Income amount to decrease.
Termination. After the fifth anniversary of the effective date of the rider, the Contractowner may terminate the rider by notifying us in writing of the request to terminate or by failing to adhere to Investment Requirements. Contractowners in Florida who elect their rider on or after January 20, 2015 and prior to April 2, 2018, may terminate the rider after the first anniversary of the effective date of the rider. Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) will automatically terminate:
•	on the Annuity Commencement Date (except payments under the Guaranteed Annual Income Amount Annuity Payout Option will continue if applicable);
•	upon election of Lincoln Market Select® Advantage; or
•	if the Contractowner or Annuitant is changed (except if the surviving spouse assumes ownership of the contract upon death of the Contractowner) including any sale or assignment of the contract or any pledge of the contract as collateral;
•	upon the death under the single life option or the death of the surviving spouse under the joint life option;
•	when the Guaranteed Annual Income amount or Contract Value is reduced to zero due to an Excess Withdrawal;
•	on the date the Contractowner is changed due to an enforceable divorce agreement or decree; or
•	upon surrender or termination of the underlying annuity contract.
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The termination will not result in any increase in Contract Value equal to the Income Base or Enhancement Base. Upon effective termination of this rider, the benefits and charges within this rider will terminate. If you terminate the rider, you must wait one year before you can elect any Living Benefit Rider available for purchase at that time.
i4LIFE® Advantage Guaranteed Income Benefit option. Contractowners who previously elected either version of Lincoln Lifetime IncomeSM Advantage 2.0 may decide to later transition to the applicable version of i4LIFE® Advantage Guaranteed Income Benefit. This transition must be made prior to the Annuity Commencement Date. You cannot have both i4LIFE® Advantage and another Living Benefit Rider in effect on your contract at the same time. See i4LIFE® Advantage Guaranteed Income Benefit Transitions for a discussion of this transition.
You should consider that not all i4LIFE® Advantage Death Benefit options will be available to you. Refer to the Expense Table: i4LIFE® Advantage with Guaranteed Income Benefit (Managed Risk) for Contractowners who previously purchased Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) for available Death Benefit options.
Lincoln Market Select® Advantage
Lincoln Market Select® Advantage is a Living Benefit Rider available for purchase that provides:
•	Guaranteed lifetime periodic withdrawals for you (and your spouse if the joint life option is selected) up to the Guaranteed Annual Income amount which is based upon a guaranteed Income Base;
•	An Enhancement amount added to the Income Base if certain criteria are met, as set forth below;
•	Automatic Annual Step-ups of the Income Base to the Contract Value if the Contract Value is equal to or greater than the Income Base after the Enhancement;
•	Age-based increases to the Guaranteed Annual Income amount (after reaching a higher age-band and after an Automatic Annual Step-up).
Guaranteed Annual Income payments are available after the younger of you or your spouse (joint life option) reach age 55 and are based upon specified percentages of the Income Base which are age-based and may increase over time. You may receive Guaranteed Annual Income payments for your lifetime or for the lifetimes of you and your spouse, if the joint life option is chosen. You may consider purchasing Lincoln Market Select® Advantage if you want a guaranteed lifetime income payment that may grow as you get older and may increase through the Automatic Annual Step-up and Enhancement.
Please note any withdrawals made prior to age 55 or that exceed the Guaranteed Annual Income amount are considered Excess Withdrawals. In most states, amounts that are payable to any assignee or assignee’s bank account are also considered Excess Withdrawals. Excess Withdrawals may significantly reduce your Income Base and Enhancement Base as well as your Guaranteed Annual Income amount by an amount greater than the dollar amount of the Excess Withdrawal, and will terminate the rider if the Income Base if reduced to zero. Withdrawals will also negatively impact the availability of an Enhancement.
The Contractowner, Annuitant or Secondary Life may not be changed while this rider is in effect (except if the Secondary Life assumes ownership of the contract upon death of the Contractowner), including any sale or assignment of the contract as collateral.
Availability. Lincoln Market Select® Advantage is available for purchase with nonqualified and qualified (IRAs and Roth IRAs) annuity contracts. The Contractowner/Annuitant as well as the spouse under the joint life option must be age 85 or younger at the time this rider is elected. Your Contract Value at the time of election must be at least $25,000.
Lincoln Market Select® Advantage is only available to current Contractowners who have previously purchased the Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) rider. If you terminate an existing rider to elect Lincoln Market Select® Advantage, your new rider will be effective on the next Valuation Date following approval by us.
If Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) is currently in effect on your contract, and you want to terminate your existing rider and elect Lincoln Market Select® Advantage, we are currently waiving the five-year holding period that is required before terminating a rider. Other than the termination of your current rider, and the waiver of the holding period, your contract will not change in any way. We are doing this as a customer service to you, and there is no financial incentive being provided to you, or to your registered representative if you decide to terminate your existing Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) rider and elect Lincoln Market Select® Advantage.
In general, anytime you terminate a rider, you will no longer be entitled to any of the benefits that have accrued under that rider. If you decide to drop your Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) rider and elect Lincoln Market Select® Advantage, your current Income Base and Enhancement Base will terminate without value. In other words, you cannot transfer your current Income Base over to Lincoln Market Select® Advantage. Your initial Income Base and Enhancement Base under Lincoln Market Select® Advantage will be equal to the Contract Value on the effective date of the Lincoln Market Select® Advantage rider. The Income Base is used to calculate your Guaranteed Annual Income amount and the rider charge. You should carefully compare the features and benefits provided by your existing rider to the features and benefits provided by Lincoln Market Select® Advantage before making your decision. Lincoln Market Select® Advantage does not include all the same features, and it may not provide the same level of guarantee. For example, it does not offer a Nursing Home Enhancement like Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) offers. You
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should also compare the fees and charges of each rider. If you have any questions about terminating your Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) rider and electing Lincoln Market Select® Advantage, you should contact your registered representative or call us at the number listed on the first page of this prospectus.
Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. If your Benefit Year anniversary falls on a day that the New York Stock Exchange is closed, any benefit calculations scheduled to occur on that anniversary will occur on the next Valuation Date.
Income Base and Enhancement Base. The Income Base is a value used to calculate your Guaranteed Annual Income amount. The initial Income Base will equal the Contract Value on the effective date of the rider. The Income Base is increased by subsequent Purchase Payments, Enhancements and Automatic Annual Step-ups, and decreased by Excess Withdrawals in accordance with the provisions set forth below. The maximum Income Base is $10 million. This maximum takes into consideration the total guaranteed amounts under the Living Benefit Riders of all Lincoln Life contracts (or contracts issued by our affiliates) in which your (and/or spouse if joint life option) are the covered lives.
For rider elections on and after April 2, 2018 and subject to state availability, the Enhancement Base is the value used to calculate the amount that may be added to the Income Base upon an Enhancement. The Enhancement Base is equal to the Contract Value on the effective date of the rider, increased by subsequent Purchase Payments and Automatic Annual Step-ups, and decreased by Excess Withdrawals in accordance with the provisions set forth below. The Enhancement Base is not increased by an Enhancement. Rider elections prior to April 2, 2018 do not have an Enhancement Base.
Neither the Income Base nor the Enhancement Base is available to you as a lump sum withdrawal or as a Death Benefit.
Additional Purchase Payments automatically increase the Income Base (not to exceed the maximum Income Base) and Enhancement Base by the amount of the Purchase Payment. For example, a $10,000 additional Purchase Payment will increase the Income Base and Enhancement Base by $10,000. Any Purchase Payment made after the initial Purchase Payment will be added immediately to the Income Base and will result in an increased Guaranteed Annual Income amount but must be invested in the contract at least one Benefit Year before it will be used in calculating an Enhancement. Any Purchase Payments made within the first 90 days after the effective date of the rider will be included in the Enhancement Base for purposes of calculating the Enhancement on the first Benefit Year anniversary.
After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. Additional Purchase Payments will not be allowed if the Contract Value decreases to zero for any reason, including market loss.
Excess Withdrawals reduce the Income Base and Enhancement Base as discussed below. Withdrawals less than or equal to the Guaranteed Annual Income amount will not reduce the Income Base or Enhancement Base.
Enhancement. You are eligible for an Enhancement for at least 10 years from the effective date of the rider. On each Benefit Year anniversary the Income Base will be increased by an Enhancement if:
a. the Contractowner/Annuitant (as well as the spouse if the joint life option is in effect) is under age 86;
b. there are no withdrawals in the preceding Benefit Year;
c. the rider is within the Enhancement Period;
d. the Income Base after the Enhancement amount is added would be greater than the Income Base after the Automatic Annual Step-up; and
e. the Enhancement Base is greater than zero.
For riders elected on and after April 2, 2018, and subject to state availability, the Enhancement equals the Enhancement Base, minus Purchase Payments received in the preceding Benefit Year, multiplied by 6%. For riders elected prior to April 2, 2018, the Enhancement equals the Income Base, minus Purchase Payments received in the preceding Benefit Year, multiplied by 5%. The Enhancement Base and Income Base are not reduced by Purchase Payments received in the first 90 days after the rider effective date.
If you decline an Enhancement, you will continue to be eligible for an Enhancement starting on the next Benefit Year anniversary as long as you meet the conditions listed above.
Note: The Enhancement is not available on any Benefit Year anniversary if an Automatic Annual Step-up to the Income Base occurs, or where there has been a withdrawal of Contract Value (including a Guaranteed Annual Income payment) in the preceding Benefit Year. If you are eligible (as defined above) for the Enhancement in the next Benefit Year, the Enhancement will not occur until the Benefit Year anniversary of that year.
The following is an example of the impact of the 6% Enhancement on the Income Base and assumes that no withdrawals have been made.
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Initial Purchase Payment = $100,000; Income Base = $100,000; Enhancement Base = $100,000
Additional Purchase Payment on day 30 = $15,000; Income Base = $115,000; Enhancement Base = $115,000
On the first Benefit Year anniversary, because the additional Purchase Payment is within the first 90 days after the effective date of the rider, the Income Base will not be less than $121,900 (= $100,000 x 1.06 + $15,000 x 1.06).
Consider a further additional Purchase Payment on day 95 = $10,000; Income Base = $125,000; Enhancement Base = $125,000
This additional Purchase Payment is not eligible for the Enhancement on the first Benefit Year anniversary because it was received after the first 90 days after the effective date for the rider. It will not be eligible for the 6% Enhancement until the second Benefit Year anniversary. Therefore, on the first Benefit Year anniversary, the Income Base will not be less than $131,900 (= $100,000 x 1.06 + $15,000 x 1.06 + $10,000).
As explained below, an Enhancement and Automatic Annual Step-up will not occur in the same year. If the Automatic Annual Step-up provides an increase equal to or greater than what the Enhancement provides, you will not receive the Enhancement. It is possible that this could happen each Benefit Year (because the Automatic Annual Step-up provided a larger increase each year), and therefore the Enhancement would not apply. The Enhancement or the Automatic Annual Step-up cannot increase the Income Base above the maximum Income Base of $10 million.
An example of the impact of a withdrawal on the Enhancement is included in the Withdrawal Amount section below.
Enhancement Period. The original Enhancement Period is a 10-year period that begins on the effective date of the rider. For riders purchased on and after April 2, 2018, and subject to state availability, a new Enhancement Period begins immediately following an Automatic Annual Step-up. If during any Enhancement Period there are no Automatic Annual Step-ups, the Enhancements will stop at the end of the Enhancement Period and will not restart until the next Benefit Year anniversary following the Benefit Year anniversary upon which an Automatic Annual Step-up occurs. Rider elections prior to April 2, 2018, and subject to state availability, only have one 10-year Enhancement Period. Any Purchase Payment made after the initial Purchase Payment will be added immediately to the Income Base and will result in an increased Guaranteed Annual Income amount but must be invested in the contract at least one Benefit Year before it will be used in calculating an Enhancement. Any Purchase Payments made within the first 90 days after the effective date of the rider will be included in the Enhancement Base for purposes of calculating the Enhancement on the first Benefit Year anniversary.
Automatic Annual Step-ups. The Income Base and Enhancement Base will automatically step up to the Contract Value on each Benefit Year anniversary if:
a.	the Contractowner/Annuitant (single life option), or the Contractowner/Annuitant and spouse (joint life option) are under age 86; and
b.	the Contract Value on that Benefit Year anniversary, after the deduction of any withdrawals (including the rider charge and account fee), plus any Purchase Payments made on that date is equal to or greater than the Income Base after an Enhancement (if any).
For riders elected on or after April 2, 2018, and subject to state approval, each time the Automatic Annual Step-up occurs a new Enhancement Period starts. The Automatic Annual Step-up is available even in those years when a withdrawal has occurred.
If you decline an Automatic Annual Step-up during an Enhancement Period, you will continue to be eligible for an Enhancement through the end of the Enhancement Period as long as you meet the conditions listed above.
Following is an example of how the Automatic Annual Step-ups and the 6% Enhancements impact the Income Base (assuming no withdrawals or additional Purchase Payments):
	Contract Value	Income Base	Enhancement Base	Enhancement amount added to Income Base
At issue	$100,000	$100,000	$100,000	-
1st Benefit Year anniversary	$104,000	$106,000	$100,000	$6,000
2nd Benefit Year anniversary	$107,000	$112,000	$100,000	$6,000
3rd Benefit Year anniversary	$115,000	$118,000	$100,000	$6,000
4th Benefit Year anniversary	$128,000	$128,000	$128,000	N/A
5th Benefit Year anniversary	$131,000	$135,680	$128,000	$7,680
On the first Benefit Year anniversary the Contract Value is higher than the previous Income Base, but since the 6% Enhancement (6% of the Enhancement Base) would increase the Income Base to a higher amount, the Income Base is increased by the $6,000 Enhancement amount to $106,000 and the Enhancement Base remains at $100,000.
On the second Benefit Year anniversary the Contract Value is higher than the previous Income Base, but since the 6% Enhancement (6% of the Enhancement Base) would increase the Income Base to a higher amount, the Income Base is increased by the $6,000 Enhancement amount to $112,000 and the Enhancement Base remains at $100,000.
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On the third Benefit Year anniversary the Contract Value is higher than the previous Income Base, but since the 6% Enhancement (6% of the Enhancement Base) would increase the Income Base to a higher amount, the Income Base is increased by the $6,000 Enhancement amount to $118,000 and the Enhancement Base remains at $100,000.
On the fourth Benefit Year anniversary the Contract Value of $128,000 is higher than the previous Income Base plus the 6% Enhancement ($124,000 = $118,000 +6% of $100,000), so the Income Base and Enhancement Base are increased to equal the Contract Value of $128,000.
On the fifth Benefit Year anniversary the Contract Value is higher than the previous Income Base, but since the 6% Enhancement (6% of the Enhancement Base) would increase the Income Base to a higher amount, the Income Base is increased by the $7,680 (6% of $128,000) Enhancement amount and the Enhancement Base remains at $128,000.
Following is an example of how the Automatic Annual Step-ups and the 5% Enhancements impact the Income Base (assuming no withdrawals or additional Purchase Payments):
	Contract Value	Income Base with 5% Enhancement	Income Base
Initial Purchase Payment $50,000	$50,000	N/A	$50,000
1st Benefit Year anniversary	$54,000	$52,500	$54,000
2nd Benefit Year anniversary	$53,900	$56,700	$56,700
3rd Benefit Year anniversary	$56,000	$59,535	$59,535
4th Benefit Year anniversary	$64,000	$62,512	$64,000
On the first Benefit Year anniversary, the Automatic Annual Step-up increased the Income Base to the Contract Value of $54,000 since the increase in the Contract Value is greater than the 5% Enhancement amount of $2,500 (5% of $50,000). On the second Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $54,000 = $2,700). On the third Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $56,700 = $2,835). On the fourth Benefit Year anniversary, the Automatic Annual Step-up to the Contract Value was greater than the 5% Enhancement amount of $2,977 (5% of $59,535). The 5% Enhancement or an Automatic Annual Step-up cannot increase the Income Base beyond the maximum Income Base of $10 million.
Withdrawal Amount. The Guaranteed Annual Income amount may be withdrawn from the contract each Benefit Year. As long as the Guaranteed Annual Income amount is not reduced to zero, these withdrawals may be taken for your lifetime (single life option) or the lifetimes of you and your spouse (joint life option). Guaranteed Annual Income withdrawals are available when you (single life option) or the younger of you and your spouse (joint life option) are age 55 or older.
The Guaranteed Annual Income amount is determined by multiplying the Income Base by the applicable rate, based on your age and whether the single or joint life option has been elected. Under the joint life option, the age of the younger of you or your spouse will be used. The Guaranteed Annual Income amount will change upon an Automatic Annual Step-up, an Enhancement, additional Purchase Payments, and Excess Withdrawals, as described below.
The Guaranteed Annual Income rates applicable to new rider elections are determined in our sole discretion based on current economic factors including interest rates and equity market volatility. Generally, the rates may increase or decrease based on changes in equity market volatility, prevailing interest rates, or as a result of other economic conditions. The rate structure is intended to help us provide the guarantees under the rider. The Guaranteed Annual Income rates for new rider elections may be higher or lower than prior rates, but for existing Contractowners that have elected the rider, your Guaranteed Annual Income rates will not change as a result.
The Guaranteed Annual Income rates applicable to new rider elections are set forth in a supplement to this prospectus, called a Rate Sheet. The Rate Sheet indicates the Guaranteed Annual Income rates, the effective period, and the date by which your rider election form must be signed and dated for a rider to be issued with those rates. The rates may change periodically and may be higher or lower than the rates on the previous Rate Sheet.
At least 10 days before the end of the indicated effective period, the Guaranteed Annual Income rates for the next effective period will be disclosed in a new Rate Sheet. In order to get the rates indicated in a Rate Sheet, your rider election form must be signed and dated on or before the last day of the effective period noted in that Rate Sheet. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your registered representative, online at www.LincolnFinancial.com or by calling us at 1-888-868-2583. Guaranteed Annual Income rates for previous effective periods are included in an Appendix to this prospectus.
During the first Benefit Year the Guaranteed Annual Income amount is calculated using the Income Base as of the effective date of the rider. After the first Benefit Year anniversary, the Guaranteed Annual Income amount is calculated using the Income Base on the most recent Benefit Year anniversary. After your first Guaranteed Annual Income withdrawal, the Guaranteed Annual Income rate will only increase on a Benefit Year anniversary on or after you have reached an applicable higher age band and after there has also been an Automatic Annual Step-up. If you have reached an applicable higher age band and there has not also been a subsequent Automatic
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Annual Step-up, then the Guaranteed Annual Income rate will not increase until the next Automatic Annual Step-up occurs. If you do not withdraw the entire Guaranteed Annual Income amount during a Benefit Year, there is no carryover of the remaining amount into the next Benefit Year.
If your Contract Value is reduced to zero for any reason other than for an Excess Withdrawal, withdrawals equal to the Guaranteed Annual Income amount will continue automatically for your life (and your spouse’s life if applicable) under the Guaranteed Annual Income Amount Annuity Payout Option. You may not withdraw the remaining Income Base or Enhancement Base in a lump sum. You will not be entitled to the Guaranteed Annual Income amount if the Income Base is reduced to zero as a result of an Excess Withdrawal. If either the Contract Value or the Income Base is reduced to zero due to an Excess Withdrawal, the rider will terminate.
Withdrawals equal to or less than the Guaranteed Annual Income amount will not reduce the Income Base or Enhancement Base. All withdrawals will decrease the Contract Value.
The following example shows the calculation of the Guaranteed Annual Income amount and how withdrawals less than or equal to the Guaranteed Annual Income amount impact the Income Base, the Enhancement Base and the Contract Value. The example assumes a 6% Enhancement, a 4% Guaranteed Annual Income rate, and a Contract Value of $200,000:
Contract Value on the rider’s effective date	$200,000
Income Base and Enhancement Base on the rider’s effective date	$200,000
Initial Guaranteed Annual Income amount on the rider’s effective date ($200,000 x 4%)	$8,000
Contract Value six months after rider’s effective date	$210,000
Income Base and Enhancement Base six months after rider’s effective date	$200,000
Withdrawal six months after the rider’s effective date	$8,000
Contract Value after withdrawal ($210,000 - $8,000)	$202,000
Income Base and Enhancement Base after withdrawal ($200,000 - $0)	$200,000
Contract Value on the first Benefit Year anniversary	$205,000
Income Base and Enhancement Base on the first Benefit Year anniversary	$205,000
Guaranteed Annual Income amount on the first Benefit Year anniversary ($205,000 x 4%)	$8,200
Since there was a withdrawal during the first year, an Enhancement is not available, but the Automatic Annual Step-up was available and increased the Income Base and the Enhancement Base to the Contract Value of $205,000. On the first Benefit Year anniversary, the Guaranteed Annual Income amount is $8,200 (4% x $205,000).
Purchase Payments added to the contract subsequent to the initial Purchase Payment will increase the Guaranteed Annual Income amount by an amount equal to the applicable Guaranteed Annual Income rate multiplied by the amount of the subsequent Purchase Payment. For example, assuming a Contractowner has a Guaranteed Annual Income amount of $2,500 (5% of $50,000 Income Base), an additional Purchase Payment of $10,000 increases the Guaranteed Annual Income amount that Benefit Year to $3,000 ($2,500 + 5% of $10,000). The Guaranteed Annual Income payment amount will be recalculated immediately after a Purchase Payment is added to the contract.
Enhancements and Automatic Annual Step-ups will increase the Income Base and thus the Guaranteed Annual Income amount. The Guaranteed Annual Income amount, after the Income Base is adjusted by an Enhancement or an Automatic Annual Step-up will be equal to the adjusted Income Base multiplied by the applicable Guaranteed Annual Income rate.
Excess Withdrawals. Excess Withdrawals are:
1.	the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) that exceed the Guaranteed Annual Income amount at the time of the withdrawal;
2.	withdrawals made prior to age 55 (younger of you or your spouse for joint life); or
3.	withdrawals that are payable to any assignee or assignee’s bank account.
When an Excess Withdrawal occurs:
1.	the Income Base and Enhancement Base are reduced by the same proportion that the Excess Withdrawal reduces the Contract Value. This means that the reduction in the Income Base and Enhancement Base could be more than the dollar amount of the withdrawal; and
2.	the Guaranteed Annual Income amount will be recalculated to equal the applicable Guaranteed Annual Income rate multiplied by the new (reduced) Income Base (after the proportionate reduction for the Excess Withdrawal).
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Your quarterly statements will include the Guaranteed Annual Income amount (as adjusted for Guaranteed Annual Income amount payments in a Benefit Year, Excess Withdrawals and additional Purchase Payments) available to you for the Benefit Year, if applicable, in order for you to determine whether a withdrawal may be an Excess Withdrawal. We encourage you to either consult with your registered representative or call us at the number provided in this prospectus if you have any questions about Excess Withdrawals.
The following example demonstrates the impact of an Excess Withdrawal on the Income Base, the Enhancement Base, the Guaranteed Annual Income amount, and the Contract Value. The example assumes that the Contractowner makes a $12,000 withdrawal, which causes an $11,816 reduction in the Income Base and Enhancement Base.
Prior to Excess Withdrawal:
Contract Value = $60,000
Income Base = $85,000
Enhancement Base = $85,000
Guaranteed Annual Income amount = $4,250 (5% of the Income Base of $85,000)
After a $12,000 withdrawal ($4,250 is within the Guaranteed Annual Income amount, $7,750 is the Excess Withdrawal):
The Contract Value is reduced by the amount of the Guaranteed Annual Income amount of $4,250 and the Income Base and Enhancement Base are not reduced:
Contract Value = $55,750 ($60,000 - $4,250)
Income Base = $85,000
Enhancement Base = $85,000
The Contract Value is also reduced by the $7,750 Excess Withdrawal and the Income Base and Enhancement Base are reduced by 13.90134%, the same proportion by which the Excess Withdrawal reduced the $55,750 Contract Value ($7,750 / $55,750).
Contract Value = $48,000 ($55,750 - $7,750)
Income Base = $73,184 ($85,000 x 13.90134% = $11,816; $85,000 - $11,816 = $73,184)
Enhancement Base = $73,184 ($85,000 x 13.90134% = $11,816; $85,000 - $11,816 = $73,184)
Guaranteed Annual Income amount = $3,659 (5% of $73,184 Income Base)
On the following Benefit Year anniversary:
Contract Value = $43,000
Income Base = $73,184
Enhancement Base = $73,184
Guaranteed Annual Income amount = $3,659 (5% x $73,184)
In a declining market, Excess Withdrawals may significantly reduce your Income Base, Enhancement Base, and Guaranteed Annual Income amount. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. If the Income Base is reduced to zero due to an Excess Withdrawal, the rider will terminate. If the Contract Value is reduced to zero due to an Excess Withdrawal, the rider and contract will terminate.
Withdrawals from IRA contracts will not be considered Excess Withdrawals (even if they exceed the Guaranteed Annual Income amount) only if the withdrawals are taken as systematic installments of the amount needed to satisfy the required minimum distribution (RMD) rules under Internal Revenue Code Section 401(a)(9). In addition, in order for this exception for RMD’s to apply, the following must occur:
1.	Lincoln’s automatic withdrawal service is used to calculate and pay the RMD;
2.	The RMD calculation must be based only on the value in this contract;
3.	No withdrawals other than RMD’s are made within the Benefit Year (except as described in the next paragraph); and
4.	This contract is not a beneficiary IRA.
If your RMD withdrawals during a Benefit Year are less than the Guaranteed Annual Income amount, an additional amount up to the Guaranteed Annual Income amount may be withdrawn. If a withdrawal, other than an RMD is made during the Benefit Year, then all amounts withdrawn in excess of the Guaranteed Annual Income amount, including amounts attributable to RMDs, will be treated as Excess Withdrawals.
Distributions from qualified contracts are generally taxed as ordinary income. Distributions from nonqualified contracts that are includable in gross income are also generally taxed as ordinary income. See Federal Tax Matters for information on determining what amounts are includable in gross income.
Guaranteed Annual Income Amount Annuity Payout Option. The Guaranteed Annual Income Amount Annuity Payout Option (“GAIAAPO”) is an Annuity Payout option under which the Contractowner (and joint life if applicable) will receive annuity payments equal to the Guaranteed Annual Income amount for life. This option is different from other Annuity Payout options, including i4LIFE® Advantage Select Guaranteed Income Benefit, which are based on your Contract Value. If you are required to take annuity payments
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because you have reached the maturity date of the contract, you have the option of electing the GAIAAPO. If the Contract Value is reduced to zero and you have a remaining Income Base, you will receive the GAIAAPO.
Contractowners may decide to choose the GAIAAPO over i4LIFE® Advantage Select Guaranteed Income Benefit if they feel this may provide a higher final payment over time and they may place more importance on this payment over access to the Account Value. Payment frequencies other than annual may be available. You will have no other contract features other than the right to receive annuity payments equal to the Guaranteed Annual Income amount for your life or the life of you and your spouse for the joint life option.
If you are receiving the GAIAAPO, the Beneficiary may be eligible to receive final payment upon death of the single life or surviving joint life. The final payment is a one-time lump-sum payment, if the effective date of the rider is the same as the effective date of the contract, the final payment will be equal to the sum of all Purchase Payments, decreased by withdrawals. If the effective date of the rider is after the effective date of the contract, the final payment will be equal to the Contract Value on the effective date of the rider, increased for Purchase Payments received after the rider effective date and decreased by withdrawals. Excess Withdrawals reduce the final payment in the same proportion as the withdrawals reduce the Contract Value; withdrawals less than or equal to the Guaranteed Annual Income amount and payments under the GAIAAPO will reduce the final payment dollar for dollar.
Death Prior to the Annuity Commencement Date. Lincoln Market Select® Advantage has no provision for a payout of the Income Base or Enhancement Base upon death of the Contractowner or Annuitant and provides no increase in value to the Death Benefit over and above what the Death Benefit provides in the base contract. At the time of death, if the Contract Value equals zero, no Death Benefit options (as described earlier in this prospectus) will be in effect. Election of Lincoln Market Select® Advantage does not impact the Death Benefit options available for purchase with your annuity contract. All Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The Contracts – Death Benefit.
Upon the death of the single life, this rider will end and no further Guaranteed Annual Income amounts are available (even if there was an Income Base in effect at the time of the death). Upon the first death under the joint life option, withdrawals up to the Guaranteed Annual Income amount continue to be available for the life of the surviving spouse. The Enhancement and Automatic Annual Step-up will continue, if applicable, as discussed above. Upon the death of the surviving spouse, Lincoln Market Select® Advantage will end and no further Guaranteed Annual Income amounts are available (even if there was an Income Base in effect at the time of the death).
Termination. After the fifth Benefit Year anniversary, the Contractowner may terminate the rider by notifying us in writing of the request to terminate or by failing to adhere to Investment Requirements. Contractowners in Florida who elected their rider prior to April 2, 2018, may terminate their rider at any time after the first Benefit Year anniversary. Lincoln Market Select® Advantage will automatically terminate:
•	on the Annuity Commencement Date (except payments under the Guaranteed Annual Income Amount Annuity Payout Option will continue if applicable);
•	upon death under the single life option or the death of the surviving spouse under the joint life option;
•	when the Guaranteed Annual Income amount or Contract Value is reduced to zero due to an Excess Withdrawal;
•	if the Contractowner or Annuitant is changed (except if the surviving spouse assumes ownership of the contract upon death of the Contractowner) including any sale or assignment of the contract or any pledge of the contract as collateral;
•	on the date the Contractowner is changed pursuant to an enforceable divorce agreement or decree; or
•	upon surrender or termination of the underlying annuity contract.
The termination will not result in any increase in Contract Value equal to the Income Base or Enhancement Base. Upon effective termination of this rider, the benefit and charges within this rider will terminate. If you terminate the rider, you must wait one year before you can elect any Living Benefit Rider available for purchase at that time.
i4LIFE® Advantage Guaranteed Income Benefit option. Contractowners who previously elected Lincoln Market Select® Advantage may decide to later transition to i4LIFE® Advantage Guaranteed Income Benefit. This transition must be made prior to the Annuity Commencement Date. You cannot have both i4LIFE® Advantage and another Living Benefit Rider in effect on your contract at the same time. See i4LIFE® Advantage Guaranteed Income Benefit Transitions for a discussion of this transition.
i4LIFE® Advantage
i4LIFE® Advantage (the Variable Annuity Payout Option Rider in your contract) is an optional Annuity Payout rider you may purchase at an additional cost and is separate and distinct from other Annuity Payout options offered under your contract and described later in this prospectus. You may also purchase i4LIFE® Advantage Guaranteed Income Benefit for an additional charge. See Charges and Other Deductions – i4LIFE® Advantage Charge.
i4LIFE® Advantage provides variable, periodic Regular Income Payments for life subject to certain conditions. The optional Guaranteed Income Benefit provides a minimum payout floor for those Regular Income Payments. These payments are made during two time periods; an Access Period and a Lifetime Income Period, which are discussed in further detail below. i4LIFE® Advantage is different from other Annuity Payout options provided by Lincoln because with i4LIFE® Advantage, you have the ability to make additional withdrawals or surrender the contract during the Access Period. The Guaranteed Income Benefit is described in further detail below.
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When you elect i4LIFE® Advantage, you must choose the Annuitant and Secondary Life (if applicable). The Annuitant and Secondary Life may not be changed after i4LIFE® Advantage is elected. For qualified contracts, the Secondary Life must be the spouse. See i4LIFE® Advantage Death Benefits regarding the impact of a change to the Annuitant prior to the i4LIFE® Advantage election.
If i4LIFE® Advantage is selected, the applicable transfer provisions among Subaccounts and the fixed account will continue to be those specified in your annuity contract for transfers on or before the Annuity Commencement Date. However, once i4LIFE® Advantage begins, any automatic withdrawal service will terminate. See The Contracts – Transfers on or Before the Annuity Commencement Date.
Additional Purchase Payments may be made during the Access Period for an IRA annuity contract, unless a Guaranteed Income Benefit has been elected. If the Guaranteed Income Benefit option has been elected on an IRA contract, additional Purchase Payments may be made until the initial Guaranteed Income Benefit is calculated. Additional Purchase Payments will not be accepted after the Periodic Income Commencement Date for a nonqualified annuity contract.
Availability. i4LIFE® Advantage is available for contracts with a Contract Value of at least $50,000 and may be elected before any other Annuity Payout option under this contract is elected by sending a completed i4LIFE® Advantage election form to our Home Office. You may elect any available version of the Guaranteed Income Benefit when you elect i4LIFE® Advantage or during the Access Period, if still available for election, subject to the terms and conditions at that time. You may choose not to purchase the Guaranteed Income Benefit at the time you purchase i4LIFE® Advantage by indicating that you do not want the i4LIFE® Advantage Guaranteed Income Benefit on the election form. Additionally, certain Living Benefit Riders allow a transition from that rider to i4LIFE® Advantage Guaranteed Income Benefit. See i4LIFE® Advantage Guaranteed Income Benefit Transitions below. If you intend to use the Income Base or the Guaranteed Amount from a previously elected Living Benefit Rider to establish the Guaranteed Income Benefit, you must elect the Guaranteed Income Benefit at the time you elect i4LIFE® Advantage.
i4LIFE® Advantage and the Guaranteed Income Benefit are available on nonqualified annuities, IRAs and Roth IRAs (check with your registered representative regarding availability in the SEP market). i4LIFE® Advantage for IRA contracts is only available if the Annuitant and Secondary Life, if applicable, are age 59½ or older at the time the rider is elected. i4LIFE® Advantage and Guaranteed Income Benefit must be elected by age 80 on IRA contracts or age 95 on nonqualified contracts. Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions.
Access Period. The Access Period begins on the Periodic Income Commencement Date and is a defined period of time during which we pay variable, periodic Regular Income Payments and provide a Death Benefit. During this period, you may surrender the contract and make withdrawals from your Account Value (defined below). The Lifetime Income Period begins immediately at the end of the Access Period and the remaining Account Value is used to make Regular Income Payments for the rest of your life (or the Secondary Life if applicable). During the Lifetime Income Period, you will no longer be able to make withdrawals or surrenders or receive a Death Benefit. If your Account Value is reduced to zero because of withdrawals or market loss, your Access Period ends.
The minimum and maximum Access Periods are established at the time you elect i4LIFE® Advantage with or without the Guaranteed Income Benefit. The current Access Period requirements are outlined in the following chart:
	Minimum Access Period	Maximum Access Period
i4LIFE® Advantage (without a Guaranteed Income Benefit)	5 years	The length of time between your age and age 115 for nonqualified contracts; age 100 for qualified contracts
Select Guaranteed Income Benefit Guaranteed Income Benefit (Managed Risk)	Longer of 20 years or the difference between your age (nearest birthday) and age 90	To age 115 for nonqualified contracts; to age 100 for qualified contracts
Guaranteed Income Benefit (version 4) elections on or after May 21, 2012	Longer of 20 years or the difference between your age (nearest birthday) and age 100	To age 115 for nonqualified contracts; to age 100 for qualified contracts
Guaranteed Income Benefit (version 4) elections prior to May 21, 2012	Longer of 20 years of the difference between your age (nearest birthday) and age 90	To age 115 for nonqualified contracts; to age 100 for qualified contracts
Guaranteed Income Benefit (version 2 and 3)	Longer of 15 years or the difference between your age (nearest birthday) and age 85	To age 115 for nonqualified contracts; to age 100 for qualified contracts
The minimum Access Period requirements may vary if you transition to i4LIFE® Advantage Guaranteed Income Benefit from another rider. See i4LIFE® Advantage Guaranteed Income Benefit Transitions below.
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Generally, shorter Access Periods will produce a higher initial Regular Income Payment than longer Access Periods. At any time during the Access Period, you may extend or shorten the length of the Access Period subject to Home Office approval. Additional restrictions may apply if you are under age 59½ when you request a change to the Access Period. Currently, if you extend the Access Period, it must be extended at least 5 years. If you change the Access Period, subsequent Regular Income Payments will be adjusted accordingly, and the Account Value remaining at the end of the new Access Period will be applied to continue Regular Income Payments for your life. For versions 1, 2, and 3 of the Guaranteed Income Benefit, an extension of your Access Period will also reduce your i4LIFE® Advantage Guaranteed Income Benefit in proportion of the reduction in the Regular Income Payment. This reduction of the i4LIFE® Guaranteed Income Benefit does not apply to Select Guaranteed Income Benefit, Guaranteed Income Benefit (Managed Risk, or Guaranteed Income Benefit (version 4). If you shorten the Access Period, the i4LIFE® Advantage Guaranteed Income Benefit will terminate. Currently, changes to the Access Period can only be made on Periodic Income Commencement Date anniversaries.
Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. We may reduce or terminate the Access Period for IRA i4LIFE® Advantage contracts in order to keep the Regular Income Payments in compliance with IRC provisions for required minimum distributions. If we lower the Access Period to comply with IRC provisions, there is no impact to the Guaranteed Income Benefit.
Account Value. The initial Account Value is the Contract Value on the Valuation Date i4LIFE® Advantage is effective (or your initial Purchase Payment if i4LIFE® Advantage is purchased at contract issue), less any applicable premium taxes. During the Access Period, the Account Value on a Valuation Date will equal the total value of all of the Contractowner's Accumulation Units plus the Contractowner's value in the fixed account, and will be reduced by Regular Income Payments and Guaranteed Income Benefit payments made as well as any withdrawals taken. You will have access to your Account Value during the Access Period. After the Access Period ends, the remaining Account Value will be applied to continue Regular Income Payments for your life and the Account Value will be reduced to zero.
Regular Income Payments during the Access Period. i4LIFE® Advantage provides for variable, periodic Regular Income Payments for as long as an Annuitant (or Secondary Life, if applicable) is living.
When you elect i4LIFE® Advantage, you will make several choices that will impact the amount of your Regular Income Payments:
•	the date you will receive the initial Regular Income Payment;
•	the frequency of the payments (monthly, quarterly, semi-annually or annually);
•	the frequency the payment is recalculated;
•	the assumed investment return (AIR); and
•	the date the Access Period ends and the Lifetime Income Period begins.
Some of the choices will not be available if you elect the Guaranteed Income Benefit.
If you do not choose a payment frequency, the default is a monthly payment frequency. In most states, you may also elect to have Regular Income Payments from nonqualified contracts recalculated only once each year rather than recalculated at the time of each payment. This results in level Regular Income Payments between recalculation dates. Qualified contracts are only recalculated once per year, at the first Valuation Date of the first periodic income payment of each calendar year. Contracts that elect Select Guaranteed Income Benefit, Guaranteed Income Benefit (Managed Risk), or Guaranteed Income Benefit (version 4) are only recalculated once a year. For nonqualified contracts, the Contractowner must elect the levelized option for Regular Income Payments if Guaranteed Income Benefit is elected.
AIR rates of 3%, 4%, 5%, or 6% may be available for Regular Income Payments under i4LIFE® Advantage. Certain states limit the availability of 5% or 6% AIR. See your registered representative for availability. The higher the AIR you choose, the higher your initial Regular Income Payment will be and the higher the return must be to increase subsequent Regular Income Payments. A 3% AIR will be used to calculate the Regular Income Payments under Select Guaranteed Income Benefit; a 4% AIR will be used to calculate the Regular Income Payments under all other versions of Guaranteed Income Benefit.
Regular Income Payments must begin within one year of the date you elect i4LIFE® Advantage and will continue until the death of the Annuitant or Secondary Life, if applicable, or surrender.
Regular Income Payments are not subject to any applicable Interest Adjustments. See Charges and Other Deductions. For information regarding income tax consequences of Regular Income Payments, see Federal Tax Matters.
The initial Regular Income Payment is calculated from the Account Value on a date no more than 14 days prior to the date you select to begin receiving Regular Income Payments. This calculation date is called the Periodic Income Commencement Date, and is the same date the Access Period begins. The amount of the initial Regular Income Payment is determined by dividing the Contract Value (or Purchase Payment if elected at contract issue), less applicable premium taxes by 1,000 and multiplying the result by an annuity factor. The annuity factor is based upon:
•	the age and sex of the Annuitant and Secondary Life, if applicable;
•	the length of the Access Period selected;
•	the frequency of the payments;
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•	the AIR selected; and
•	the Individual Annuity Mortality table specified in your contract.
The annuity factor used to determine the Regular Income Payments reflects the fact that, during the Access Period, you have the ability to withdraw the entire Account Value and that a Death Benefit of the entire Account Value will be paid to your Beneficiary upon your death. These benefits during the Access Period result in a slightly lower Regular Income Payment, during both the Access Period and the Lifetime Income Period, than would be payable if this access was not permitted and no lump-sum Death Benefit of the full Account Value was payable. (The Contractowner must elect an Access Period of no less than the minimum Access Period which is currently set at 5 years.) The annuity factor also reflects the requirement that there be sufficient Account Value at the end of the Access Period to continue your Regular Income Payments for the remainder of your life (and/or the Secondary Life if applicable), during the Lifetime Income Period, with no further access or Death Benefit.
The Account Value will vary with the actual net investment return of the Subaccounts selected and the interest credited on the fixed account, which then determines the subsequent Regular Income Payments during the Access Period. Each subsequent Regular Income Payment (unless the levelized option is selected) is determined by dividing the Account Value on the applicable Valuation Date by 1,000 and multiplying this result by an annuity factor revised to reflect the declining length of the Access Period. As a result of this calculation, the actual net returns in the Account Value are measured against the AIR to determine subsequent Regular Income Payments. If the actual net investment return (annualized) for the contract exceeds the AIR, the Regular Income Payment will increase at a rate approximately equal to the amount of such excess. Conversely, if the actual net investment return for the contract is less than the AIR, the Regular Income Payment will decrease. For example, if net investment return is 3% higher (annualized) than the AIR, the Regular Income Payment for the next year will increase by approximately 3%. Conversely, if actual net investment return is 3% lower than the AIR, the Regular Income Payment will decrease by approximately 3%.
Withdrawals made during the Access Period will also reduce the Account Value that is available for Regular Income Payments, and subsequent Regular Income Payments will be recalculated and could be increased or reduced, based on the Account Value following the withdrawal.
For a joint life option, if either the Annuitant or Secondary Life dies during the Access Period, Regular Income Payments will be recalculated using a revised annuity factor based on the single surviving life, if doing so provides a higher Regular Income Payment. On a joint life option, the Secondary Life spouse must be either the primary Beneficiary or joint owner in order to receive the remaining payments after the first spouse’s death.
For nonqualified contracts, if the Annuitant and Secondary Life, if applicable, both die during the Access Period, the Guaranteed Income Benefit (if any) will terminate and the annuity factor will be revised for a non-life contingent Regular Income Payment and Regular Income Payments will continue until the Account Value is fully paid out and the Access Period ends. For qualified contracts, if the Annuitant and Secondary Life, if applicable, both die during the Access Period, i4LIFE® Advantage (and any Guaranteed Income Benefit if applicable) will terminate.
Regular Income Payments during the Lifetime Income Period. The Lifetime Income Period begins at the end of the Access Period if either the Annuitant or Secondary Life is living. Your earlier elections regarding the frequency of Regular Income Payments, AIR and the frequency of the recalculation do not change. The initial Regular Income Payment during the Lifetime Income Period is determined by dividing the Account Value on the last Valuation Date of the Access Period by 1,000 and multiplying the result by an annuity factor revised to reflect that the Access Period has ended. The annuity factor is based upon:
•	the age and sex of the Annuitant and Secondary Life (if living);
•	the frequency of the Regular Income Payments;
•	the AIR selected; and
•	the Individual Annuity Mortality table specified in your contract.
The impact of the length of the Access Period and any withdrawals made during the Access Period will continue to be reflected in the Regular Income Payments during the Lifetime Income Period. To determine subsequent Regular Income Payments, the contract is credited with a fixed number of Annuity Units equal to the initial Regular Income Payment (during the Lifetime Income Period) divided by the Annuity Unit value (by Subaccount). Subsequent Regular Income Payments are determined by multiplying the number of Annuity Units per Subaccount by the Annuity Unit value. Your Regular Income Payments will vary based on the value of your Annuity Units. If your Regular Income Payments are adjusted on an annual basis, the total of the annual payment is transferred to Lincoln Life's general account to be paid out based on the payment mode you selected. Your payment(s) will not be affected by market performance during that year. Your Regular Income Payment(s) for the following year will be recalculated at the beginning of the following year based on the current value of the Annuity Units.
Regular Income Payments will continue for as long as the Annuitant or Secondary Life, if applicable, is living, and will continue to be adjusted for investment performance of the Subaccounts your Annuity Units are invested in (and the fixed account if applicable). Regular Income Payments vary with investment performance.
During the Lifetime Income Period, there is no longer an Account Value; therefore, no withdrawals are available and no Death Benefit is payable. In addition, transfers are not allowed from a fixed annuity payment to a variable annuity payment.
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Guaranteed Income Benefit
The Guaranteed Income Benefit is an optional benefit that is available for an additional charge. It provides that your Regular Income Payments will never be less than a minimum payout floor, regardless of the actual investment performance of your contract. Two versions of i4LIFE®Advantage Guaranteed Income Benefit are currently available – i4LIFE® Advantage Select Guaranteed Income Benefit and i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk).
If you purchase any version of i4LIFE® Advantage Guaranteed Income Benefit, you will be required to adhere to Investment Requirements, which will limit your ability to invest in certain Subaccounts offered in your contract. In addition, the fixed account is not available except for use with dollar cost averaging. See The Contracts – Investment Requirements for more information. You will be subject to those Investment Requirements for the entire time you own the rider. Failure to comply with the Investment Requirements will result in the termination of the rider.
There is no guarantee that any version of i4LIFE® Advantage Guaranteed Income Benefit will be available to elect in the future, as we reserve the right to discontinue this option at any time. In addition, we may make different versions of the Guaranteed Income Benefit available to new purchasers or may create different versions for use with various Living Benefit Riders. However, certain Living Benefit Riders may guarantee a Contractowner the right to transition from that Prior Rider to a version of i4LIFE® Advantage Guaranteed Income Benefit that may no longer be offered. The transitions rules are set forth below.
In certain states the total annual Guaranteed Income Benefit that would otherwise be payable may be subject to a maximum amount. Please refer to your contract or contact your registered representative for more information.
Guaranteed Income Benefit Amount. For Select Guaranteed Income Benefit, Guaranteed Income Benefit (Managed Risk), and Guaranteed Income Benefit (version 4), the Guaranteed Income Benefit will be based on A, or, if transitioning from a Prior Rider, the greater of A and B:
A.	the Account Value immediately prior to electing Guaranteed Income Benefit; or
B.	the Income Base under the Prior Rider (or the Guaranteed Amount under Lincoln SmartSecurity® Advantage) reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up (or inception date if no step-ups have occurred).
The initial Guaranteed Income Benefit will be an amount equal to a specified percentage of the above, based on your age (or the age of the younger life under a joint life option) at the time the Guaranteed Income Benefit is elected.
The following is an example of how the Guaranteed Amount or the Income Base from another Living Benefit Rider may be used to calculate the i4LIFE® Advantage Guaranteed Income Benefit. The example assumes that a 4.5% Guaranteed Income Benefit percentage is used to calculate the initial Guaranteed Income Benefit.
Account Value (equals Contract Value on date i4LIFE® Advantage Guaranteed Income Benefit is elected)	$100,000
Guaranteed Amount/Income Base on date i4LIFE® Advantage Guaranteed Income Benefit is elected:	$140,000
Initial Regular Income Payment	$5,411
Initial Guaranteed Income Benefit (4.5% x $140,000 Guaranteed Amount/Income Base which is greater than $100,000 Account Value)	$6,300
For Guaranteed Income Benefit (version 2 and 3), the Guaranteed Income Benefit is initially equal to 75% of the Regular Income Payment (which is based on your Account Value) in effect at the time the Guaranteed Income Benefit is elected.
Guaranteed Income Benefit Percentages and Age-Bands. The specific percentages and applicable age-bands for calculating the initial Guaranteed Income Benefit are discussed below.
The initial Guaranteed Income Benefit percentages applicable to new rider elections are determined in our sole discretion based on current economic factors including interest rates and equity market volatility. Generally, the percentages may increase or decrease based on changes in equity market volatility, prevailing interest rates, or as a result of other economic conditions. This percentage structure is intended to help us provide the guarantees under the rider. The initial Guaranteed Income Benefit percentages for new rider elections may be higher or lower than prior percentages, but for existing Contractowners that have elected the rider, your Guaranteed Income Benefit percentages will not change as a result.
Select Guaranteed Income Benefit and Guaranteed Income Benefit (Managed Risk). The initial Guaranteed Income Benefit percentages applicable to new rider elections, including transitions from a Prior Rider, are set forth in a supplement to this prospectus, called a Rate Sheet. The Rate Sheet indicates the Guaranteed Income Benefit percentage, its effective period, and the date by which your rider election form must be signed and dated for a contract to be issued with that percentage. The percentages may change periodically and may be higher or lower than the percentages on the previous Rate Sheet.
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The Guaranteed Income Benefit percentages for the next effective period will be disclosed in a new Rate Sheet at least 10 days before the end of the indicated effective period. Your rider election form must be signed and dated on or before the last day of the effective period noted in that Rate Sheet in order to get the percentage indicated in a Rate Sheet. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your registered representative, online at www.LincolnFinancial.com or by calling us at 1-888-868-2583. Guaranteed Income Benefit percentages for previous effective periods are included in an Appendix to this prospectus.
Guaranteed Income Benefit (version 4). The specified percentages and the corresponding age-bands for calculating the Guaranteed Income Benefit under Guaranteed Income Benefit (version 4) are outlined in an Appendix to this prospectus. Guaranteed Income Benefit (version 4) is only available for purchase if you are guaranteed the right to elect a prior version under a Prior Rider.
Guaranteed Income Benefit General Provisions
For all versions of the Guaranteed Income Benefit, if the amount of your i4LIFE® Advantage Regular Income Payment has fallen below the Guaranteed Income Benefit, because of poor investment results, a payment equal to the i4LIFE® Advantage Guaranteed Income Benefit is the minimum payment you will receive. If the market performance in your contract is sufficient to provide Regular Income Payments at a level that exceeds the Guaranteed Income Benefit, the Guaranteed Income Benefit will never come into effect. If the Guaranteed Income Benefit is paid, it will be paid with the same frequency as your Regular Income Payment. If your Regular Income Payment is less than the Guaranteed Income Benefit, we will reduce the Account Value by the Regular Income Payment plus an additional amount equal to the difference between your Regular Income Payment and the Guaranteed Income Benefit (in other words, Guaranteed Income Benefit payments reduce the Account Value by the entire amount of the Guaranteed Income Benefit payment). (Regular Income Payments also reduce the Account Value.) This payment will be made from the variable Subaccounts and the fixed account proportionately, according to your investment allocations.
If your Account Value reaches zero as a result of payments to provide the Guaranteed Income Benefit, we will continue to pay you an amount equal to the Guaranteed Income Benefit. If your Account Value reaches zero, your Access Period will end and your Lifetime Income Period will begin. Additional amounts withdrawn from the Account Value to provide the Guaranteed Income Benefit may terminate your Access Period earlier than originally scheduled, and will reduce your Death Benefit. If your Account Value equals zero, no Death Benefit will be paid. See i4LIFE® Advantage Death Benefits. After the Access Period ends, we will continue to pay the Guaranteed Income Benefit for as long as the Annuitant (or the Secondary Life, if applicable) is living.
The following example illustrates how poor investment performance, which results in a Guaranteed Income Benefit payment, affects the i4LIFE® Account Value:
i4LIFE® Account Value before market decline	$135,000
i4LIFE® Account Value after market decline	$100,000
Guaranteed Income Benefit	$810
Regular Income Payment after market decline	$769
Account Value after market decline and Guaranteed Income Benefit payment	$99,190
The Contractowner receives an amount equal to the Guaranteed Income Benefit. The entire amount of the Guaranteed Income Benefit is deducted from the Account Value.
Guaranteed Income Benefit Step-up
Select Guaranteed Income Benefit and Guaranteed Income Benefit (Managed Risk and version 4). The Guaranteed Income Benefit will automatically step up every year to 75% of the current Regular Income Payment, if that result is greater than the immediately prior Guaranteed Income Benefit. For nonqualified contracts, the step-up will occur annually on the first Valuation Date on or after each Periodic Income Commencement Date anniversary starting on the first Periodic Income Commencement Date anniversary. For qualified contracts, the step-up will occur annually on the first Valuation Date of the first periodic income payment of each calendar year.
The following example illustrates how the initial Guaranteed Income Benefit is calculated for a Contractowner with a nonqualified contract, and how a step-up would increase the Guaranteed Income Benefit in a subsequent year. The example assumes a 4% percentage was used to calculate the Guaranteed Income Benefit, and that the Account Value has increased due to positive investment returns resulting in a higher recalculated Regular Income Payment. See Living Benefit Riders – i4LIFE® Advantage – Regular Income Payments during the Access Period for a discussion of recalculation of the Regular Income Payment.
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8/1/2016 Amount of initial Regular Income Payment	$4,801
8/1/2016 Account Value at election of Guaranteed Income Benefit	$100,000
8/1/2016 Initial Guaranteed Income Benefit (4% x $100,000 Account Value)	$4,000
8/1/2017 Recalculated Regular Income Payment	$6,000
8/1/2017 Guaranteed Income Benefit after step-up (75% of $6,000)	$4,500
The Guaranteed Income Benefit was increased to 75% of the recalculated Regular Income Payment.
Guaranteed Income Benefit (version 3). Guaranteed Income Benefit (version 3) will automatically step up every year to 75% of the current Regular Income Payment, if that result is greater than the immediately prior Guaranteed Income Benefit. The step-up will occur on every Periodic Income Commencement Date anniversary during a 5-year step-up period. At the end of a step-up period you may elect a new step-up period by submitting a written request to the Home Office. If you prefer, when you start the Guaranteed Income Benefit, you can request that we administer this election for you.
Guaranteed Income Benefit (version 2). The Guaranteed Income Benefit will automatically step-up every three years to 75% of the current Regular Income Payment, if the result is greater than the immediately prior Guaranteed Income Benefit. The step-up will occur on every third Periodic Income Commencement Date anniversary during a 15-year step-up period. At the end of a step-up period, you may elect a new 15-year step-up period by submitting a written request to the Home Office. If you prefer, when you start the Guaranteed Income Benefit, you can request that we administer this election for you.
Guaranteed Income Benefit (version 1). If you have Guaranteed Income Benefit (version 1), the Guaranteed Income Benefit will not step-up on an anniversary, but will remain level.
i4LIFE® Advantage Guaranteed Income Benefit Transitions
Certain Living Benefit Riders (“Prior Rider”) allow you to transition to the applicable version of i4LIFE® Advantage Guaranteed Income Benefit.
If your Prior Rider is...	you will transition to…
Lincoln Market Select® Advantage	Select Guaranteed Income Benefit
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk)	Guaranteed Income Benefit (Managed Risk)
Lincoln Lifetime IncomeSM Advantage 2.0	Guaranteed Income Benefit (version 4)
The following discussion applies to all of these transitions.
If you have elected one of the Prior Riders listed above, you are guaranteed the right to transition to the applicable version of the Guaranteed Income Benefit even if that version is no longer available for purchase. You are also guaranteed that the Guaranteed Income Benefit percentage and Access Period requirements will be at least as favorable as those in effect at the time you purchased your Prior Rider. The Investment Requirements under your Prior Rider continue to apply after you transition to the Guaranteed Income Benefit. See The Contracts – Investment Requirements for a description of these investment requirements. The initial Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value (or Income Base or Guaranteed Amount, as applicable), based on your age (or the younger life under a joint life option) at the time the Guaranteed Income Benefit is elected.
Your decision to transition to the Guaranteed Income Benefit must be made prior to the Annuity Commencement Date, and by the maximum age to elect i4LIFE® Advantage, which is age 95 for nonqualified contracts and age 80 for qualified contracts. Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), or Lincoln Lifetime IncomeSM Advantage 2.0 (purchased prior to April 2, 2012) who have waited until after the fifth Benefit Year anniversary may elect the appropriate version of i4LIFE® Advantage Guaranteed Income Benefit until age 99 for nonqualified contracts and age 85 for qualified contracts.
If you have the single life option under your Prior Rider, you must transition to the single life option under i4LIFE® Advantage Guaranteed Income Benefit; joint life option must transition to the joint life option. The minimum Access Period requirements may vary based on which Prior Rider you elected, and are specifically listed in the chart below.
While i4LIFE® Advantage Guaranteed Income Benefit is in effect, the Contractowner cannot change the payment mode elected or decrease the length of the Access Period.
Different minimum Access Period requirements may apply if you use the greater of the Account Value or Income Base (less amounts paid since the last automatic step-up) under a Prior Rider to calculate the Guaranteed Income Benefit as set forth below:
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Minimum Access Period
	Elections of i4LIFE® Advantage prior to the 5th Benefit Year anniversary	Elections of i4LIFE® Advantage on and after the 5th Benefit Year anniversary
Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 on or after April 2, 2012	Longer of 20 years or the difference between your age and age 100	Longer of 20 years or the difference between your age and age 95
Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) Purchasers of 4LATER® Advantage (Managed Risk) Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 prior to April 2, 2012	Longer of 20 years or the difference between your age and age 90	Longer of 15 years or the difference between your age and age 85
Purchasers of Lincoln Market Select® Advantage	Longer of 20 years or the difference between your age and age 90	N/A

When deciding whether to transition from your Prior Rider to i4LIFE® Advantage Guaranteed Income Benefit, you should consider that depending on your age (and the age of your spouse under the joint life option) and the selected length of the Access Period, i4LIFE® Advantage may provide a higher payout than the Guaranteed Annual Income amounts from your Prior Rider. You should consider electing i4LIFE® Advantage when you are ready to immediately start receiving i4LIFE® Advantage payments, whereas with your Prior Rider, you may defer taking withdrawals until a later date. Payments from a nonqualified contract that a person receives under the i4LIFE® Advantage rider are treated as “amounts received as an annuity” under section 72 of the Internal Revenue Code because the payments occur after the annuity starting date. These payments are subject to an “exclusion ratio” as provided in section 72(b) of the Code, which means a portion of each Annuity Payout is treated as income (taxable at ordinary income rates), and the remainder is treated as a nontaxable return of Purchase Payments. In contrast, withdrawals under your Prior Rider are not treated as amounts received as an annuity because they occur prior to the annuity starting date. As a result, such withdrawals are treated first as a return of any existing gain in the contract (which is the measure of the extent to which the Contract Value exceeds Purchase Payments), and then as a nontaxable return of Purchase Payments.
i4LIFE® Advantage Death Benefits
When you elect i4LIFE® Advantage, the Death Benefit option that you previously elected will become the Death Benefit election under i4LIFE® Advantage, unless you elect a less expensive Death Benefit option. If you had previously elected EEB Death Benefit, you must elect a new Death Benefit. Existing Contractowners with the Account Value Death Benefit, who elect i4LIFE® Advantage must choose the i4LIFE® Advantage Account Value Death Benefit. The amount paid under the new Death Benefit may be less than the amount that would have been paid under the Death Benefit provided before i4LIFE® Advantage began (if premium taxes have been deducted from the Contract Value).
i4LIFE® Advantage Account Value Death Benefit. The i4LIFE® Advantage Account Value Death Benefit is only available during the Access Period and is equal to the Account Value as of the Valuation Date on which we approve the payment of the death claim. You may not change this Death Benefit once it is elected.
i4LIFE® Advantage Guarantee of Principal Death Benefit. The i4LIFE® Advantage Guarantee of Principal Death Benefit is only available during the Access Period and is equal to the greater of:
•	the Account Value as of the Valuation Date we approve the payment of the claim; or
•	the sum of all Purchase Payments, less the sum of Regular Income Payments and other withdrawals where:
•	Regular Income Payments, including withdrawals to provide the Guaranteed Income Benefit, reduce the Death Benefit by the dollar amount of the payment; and
•	all other withdrawals, if any, reduce the Death Benefit on either a dollar for dollar basis or in the same proportion that withdrawals reduce the Contract Value or Account Value, depending on the terms of your contract.
References to Purchase Payments and withdrawals include Purchase Payments and withdrawals made prior to the election of i4LIFE® Advantage if your contract was in force with the Guarantee of Principal or greater Death Benefit option prior to that election. Withdrawals that were not treated as Excess Withdrawals under a Prior Rider will reduce the Death Benefit by the dollar amount of the withdrawal.
In a declining market, withdrawals which are deducted in the same proportion that withdrawals reduce the Contract Value or Account Value, may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the
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benefit may be more than the dollar amount withdrawn from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals(an Interest Adjustment for example) and premium taxes, if any.
The following example demonstrates the impact of a proportionate withdrawal on your Death Benefit:
i4LIFE® Advantage Guarantee of Principal Death Benefit	$200,000
Regular Income Payment	$25,000
Account Value at the time of additional withdrawal	$150,000
Additional withdrawal	$15,000	($15,000/$150,000=10% withdrawal)

Death Benefit Value after Regular Income Payment = $200,000 - $25,000 = $175,000
Reduction in Death Benefit value for withdrawal = $175,000 x 10% = $17,500
Death Benefit Value after additional withdrawal = $175,000 - $17,500 = $157,500
The Regular Income Payment reduced the Death Benefit by $25,000 and the additional withdrawal caused a 10% reduction in the Death Benefit, the same percentage that the withdrawal reduced the Account Value.
During the Access Period, contracts with the i4LIFE® Advantage Guarantee of Principal Death Benefit may elect to change to the i4LIFE® Advantage Account Value Death Benefit by contacting us in writing at our Home Office. This change will be effective on the Valuation Date we receive the request, at our Home Office, and we will begin deducting the lower i4LIFE® Advantage charge at that time. Once the change is effective, you may not elect to return to the i4LIFE® Advantage Guarantee of Principal Death Benefit.
i4LIFE® Advantage EGMDB. The i4LIFE® Advantage EGMDB is only available during the Access Period and is the greatest of:
•	the Account Value as of the Valuation Date on which we approve the payment of the claim; or
•	the sum of all Purchase Payments, less the sum of Regular Income Payments and other withdrawals where:
•	Regular Income Payments, including withdrawals to provide the Guaranteed Income Benefit and withdrawals under a Prior Rider that are not Excess Withdrawals, reduce the Death Benefit by the dollar amount of the payment; and
•	all other withdrawals, if any, reduce the Death Benefit on either a dollar for dollar basis or in the same proportion that withdrawals reduce the Contract Value or Account Value, depending on the terms of your contract.
References to Purchase Payments and withdrawals include Purchase Payments and withdrawals made prior to the election of i4LIFE® Advantage if your contract was in force with the Guarantee of Principal or greater Death Benefit option prior to that election; or
•	the highest Account Value or Contract Value on any contract anniversary date (including the inception date of the contract) after the EGMDB is effective (determined before the allocation of any Purchase Payments on that contract anniversary) prior to the 81st birthday of the deceased and prior to the date of death. The highest Account Value or Contract Value is increased by Purchase Payments and is decreased by Regular Income Payments, including withdrawals to provide the Guaranteed Income Benefits and all other withdrawals subsequent to the anniversary date on which the highest Account Value or Contract Value is obtained. Regular Income Payments and withdrawals are deducted on either a dollar for dollar basis or in the same proportion that Regular Income Payments and withdrawals reduce the Contract Value or Account Value, depending on the terms of your contract.
If your contract has the ABESM Enhancement Amount (if elected at the time of application) (see discussion under Accumulated Benefit Enhancement) specified in your contract benefit data pages as applicable on the date of death, this enhancement amount will be added to the sum of the Purchase Payments, but will be reduced by the Regular Income Payments and withdrawals on either a dollar for dollar basis or in the same proportion that the Regular Income Payment or withdrawal reduced the Contract Value or Account Value, depending on the terms of your contract.
When determining the highest anniversary value, if you elected the EGMDB (or more expensive Death Benefit option) in the base contract and this Death Benefit was in effect when you purchased i4LIFE® Advantage, we will look at the Contract Value before i4LIFE® Advantage and the Account Value after the i4LIFE® Advantage election to determine the highest anniversary value.
In a declining market, withdrawals which are deducted in the same proportion that withdrawals reduce the Account Value, may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals (an Interest Adjustment for example) and premium taxes, if any.
Contracts with the i4LIFE® Advantage EGMDB may elect to change to the i4LIFE® Advantage Guarantee of Principal or the i4LIFE® Advantage Account Value Death Benefit by contacting us in writing at the Home Office. This change will be effective on the Valuation Date we receive the request, at our Home Office, and we will begin deducting the lower i4LIFE® Advantage charge at that time. Once the change is effective, you may not elect to return to the i4LIFE® Advantage EGMDB.
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General Death Benefit Provisions. These Death Benefit options are only available during the Access Period and will terminate when the Account Value equals zero, because the Access Period terminates.
If there is a change in the Contractowner, joint owner or Annuitant during the life of the contract, for any reason other than death, the only Death Benefit payable for the new person will be the i4LIFE® Advantage Account Value Death Benefit. On a joint life option, the Secondary Life spouse must be either the primary Beneficiary or joint owner in order to receive the remaining payments after the first spouse’s death.
For nonqualified contracts, upon the death of the Contractowner, joint owner or Annuitant, the Contractowner (or Beneficiary) may elect to terminate the contract and receive full payment of the Death Benefit or may elect to continue the contract and receive Regular Income Payments. Upon the death of the Secondary Life, who is not also an owner, only the surrender value is paid.
If you are the owner of an IRA annuity contract, and there is no Secondary Life, and you die during the Access Period, the i4LIFE® Advantage will terminate. A spouse Beneficiary may start a new i4LIFE® Advantage program.
If a death occurs during the Access Period, the value of the Death Benefit will be determined as of the Valuation Date we approve the payment of the claim. Approval of payment will occur upon our receipt of all the following:
1.	proof (e.g. an original certified death certificate), or any other proof of death satisfactory to us; and
2.	written authorization for payment; and
3.	all required claim forms, fully completed (including selection of a settlement option).
Notwithstanding any provision of this contract to the contrary, the payment of Death Benefits provided under this contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death Benefits may be taxable. See Federal Tax Matters.
Upon notification to us of the death, Regular Income Payments may be suspended until the death claim is approved by us. Upon approval, a lump sum payment for the value of any suspended payments will be made as of the date the death claim is approved, and Regular Income Payments will continue, if applicable. The excess, if any, of the Death Benefit over the Account Value will be credited into the contract at that time.
If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of Death Benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.
i4LIFE® Advantage General Provisions
Withdrawals. You may request a withdrawal at any time prior to the end of the Access Period. We reduce the Account Value by the amount of the withdrawal, and all subsequent Regular Income Payments and Guaranteed Income Benefit payments, if applicable, will be recalculated. The Guaranteed Income Benefit is reduced proportionately. Withdrawals may have tax consequences. See Federal Tax Matters. The Interest Adjustment may apply.
The following example demonstrates the impact of a withdrawal on the Regular Income Payments and the Guaranteed Income Benefit payments:
i4LIFE® Regular Income Payment before additional withdrawal	$1,200
Guaranteed Income Benefit before additional withdrawal	$900
Account Value at time of additional withdrawal	$150,000
Additional withdrawal	$15,000	(a 10% withdrawal)
Reduction in Guaranteed Income Benefit for additional withdrawal = $900 x 10% = $90
Guaranteed Income Benefit after additional withdrawal = $900 - $90 = $810
Surrender. At any time prior to the end of the Access Period, you may surrender the contract by withdrawing the surrender value. If the contract is surrendered, the contract terminates and no further Regular Income Payments will be made. The Interest Adjustment may apply.
Termination. For IRA annuity contracts, you may terminate i4LIFE® Advantage prior to the end of the Access Period by notifying us in writing. The termination will be effective on the next Valuation Date after we receive the notice. Upon termination, the i4LIFE® Advantage charge will end and the Separate Account Annual Expenses for the Death Benefit you have elected will resume. Your Contract Value upon termination will be equal to the Account Value on the Valuation Date we terminate i4LIFE® Advantage.
For nonqualified contracts, you may not terminate i4LIFE® Advantage once you have elected it.
i4LIFE® Advantage will terminate due to any of the following events:
•	the death of the Annuitant (or the later of the death of the Annuitant or Secondary Life if a joint payout was elected); or
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•	a Contractowner requested a decrease in the Access Period or a change to the Regular Income Payment frequency; or
•	upon written notice from the Contractowner to us; or
•	assignment of the contract; or
•	failure to comply with Investment Requirements.
A termination of i4LIFE® Advantage Guaranteed Income Benefit due to a decrease in the Access Period, a change in the Regular Income Payment frequency, or upon written notice from the Contractowner will be effective as of the Valuation Date on the next Periodic Income Commencement Date anniversary. Termination will be only for the i4LIFE® Advantage Guaranteed Income Benefit and not the i4LIFE® Advantage election, unless otherwise specified. However, if you used the greater of the Account Value or Income Base under a previously held Living Benefit Rider to establish the Guaranteed Income Benefit, any termination of the Guaranteed Income Benefit will also result in a termination of the i4LIFE® Advantage election. If you terminate the i4LIFE® Advantage Guaranteed Income Benefit you may be able to re-elect it, if available, after one year. The election will be treated as a new purchase, subject to the terms and charges in effect at the time of election and the i4LIFE® Advantage Regular Income Payment will be recalculated. The i4LIFE® Advantage Guaranteed Income Benefit will be based on the Account Value at the time of the election.
Annuity Payouts
When you apply for a contract, you may select any Annuity Commencement Date permitted by law, which is usually on or before the Annuitant's 99th birthday. Your broker-dealer may recommend that you annuitize at an earlier age. As an alternative, Contractowners with Lincoln SmartSecurity® Advantage may elect to annuitize their Guaranteed Amount under the Guaranteed Amount Annuity Payment Option. Contractowners with Lincoln Lifetime IncomeSM Advantage may elect the Maximum Annual Withdrawal Amount Annuity Payout Option. Contractowners with any version of Lincoln Lifetime IncomeSM Advantage 2.0 or Lincoln Market Select® Advantage may elect to annuitize their Income Base under the Guaranteed Annual Income Amount Annuity Payout Option.
The contract provides optional forms of payouts of annuities (annuity options), each of which is payable on a variable basis, a fixed basis or a combination of both as you specify. The contract provides that all or part of the Contract Value may be used to purchase an Annuity Payout option.
You may elect Annuity Payouts in monthly, quarterly, semiannual or annual installments. If the payouts from any Subaccount would be or become less than $50, we have the right to reduce their frequency until the payouts are at least $50 each. Following are explanations of the annuity options available.
Annuity Options
The annuity options outlined below do not apply to Contractowners who have elected i4LIFE® Advantage or any version of i4LIFE® Advantage Guaranteed Income Benefit, the Maximum Annual Withdrawal Amount Annuity Payout Option, the Guaranteed Amount Annuity Payment Option, or the Guaranteed Annual Income Amount Annuity Payout Option.
Life Annuity. This option offers a periodic payout during the lifetime of the Annuitant and ends with the last payout before the death of the Annuitant. This option offers the highest periodic payout since there is no guarantee of a minimum number of payouts or provision for a Death Benefit for Beneficiaries. However, there is the risk under this option that the recipient would receive no payouts if the Annuitant dies before the date set for the first payout; only one payout if death occurs before the second scheduled payout, and so on. The Annuitant must be under age 81 to elect this option.
Life Annuity with Payouts Guaranteed for Designated Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and then continues throughout the lifetime of the Annuitant. The designated period is selected by the Contractowner.
Joint Life Annuity. This option offers a periodic payout during the joint lifetime of the Annuitant and a designated joint Annuitant. The payouts continue during the lifetime of the survivor. However, under a joint life annuity, if both Annuitants die before the date set for the first payout, no payouts will be made. Only one payment would be made if both deaths occur before the second scheduled payout, and so on.
Joint Life Annuity with Guaranteed Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and continues during the joint lifetime of the Annuitant and a designated joint Annuitant. The payouts continue during the lifetime of the survivor. The designated period is selected by the Contractowner.
Joint Life and Two Thirds to Survivor Annuity. This option provides a periodic payout during the joint lifetime of the Annuitant and a designated joint Annuitant. When one of the joint Annuitants dies, the survivor receives two thirds of the periodic payout made when both were alive.
Joint Life and Two-Thirds Survivor Annuity with Guaranteed Period. This option provides a periodic payout during the joint lifetime of the Annuitant and a joint Annuitant. When one of the joint Annuitants dies, the survivor receives two-thirds of the periodic payout
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made when both were alive. This option further provides that should one or both of the Annuitants die during the elected guaranteed period, usually 10 or 20 years, full benefit payment will continue for the rest of the guaranteed period.
Unit Refund Life Annuity. This option offers a periodic payout during the lifetime of the Annuitant with the guarantee that upon death a payout will be made of the value of the number of Annuity Units (see Variable Annuity Payouts) equal to the excess, if any, of:
•	the total amount applied under this option divided by the Annuity Unit value for the date payouts begin, minus
•	the Annuity Units represented by each payout to the Annuitant multiplied by the number of payouts paid before death.
The value of the number of Annuity Units is computed on the date the death claim is approved for payment by the Home Office.
Life Annuity with Cash Refund. Fixed annuity benefit payments that will be made for the lifetime of the Annuitant with the guarantee that upon death, should (a) the total dollar amount applied to purchase this option be greater than (b) the fixed annuity benefit payment multiplied by the number of annuity benefit payments paid prior to death, then a refund payment equal to the dollar amount of (a) minus (b) will be made.
Under the annuity options listed above, you may not make withdrawals. Other options, with or without withdrawal features, may be made available by us. You may pre-select an Annuity Payout option as a method of paying the Death Benefit to a Beneficiary. If you do, the Beneficiary cannot change this payout option. You may change or revoke in writing to our Home Office, any such selection, unless such selection was made irrevocable. If you have not already chosen an Annuity Payout option, the Beneficiary may choose any Annuity Payout option. At death, options are only available to the extent they are consistent with the requirements of the contract as well as Sections 72(s) and 401(a)(9) of the tax code, if applicable.
General Information
Any previously selected Death Benefit in effect before the Annuity Commencement Date will no longer be available on and after the Annuity Commencement Date. You may change the Annuity Commencement Date, change the annuity option or change the allocation of the investment among Subaccounts up to 30 days before the scheduled Annuity Commencement Date, upon written notice to the Home Office. You must give us at least 30 days’ notice before the date on which you want payouts to begin. We may require proof of age, sex, or survival of any payee upon whose age, sex, or survival payments depend.
Unless you select another option, the contract automatically provides for a life annuity with Annuity Payouts guaranteed for 10 years (on a fixed, variable or combination fixed and variable basis, in proportion to the account allocations at the time of annuitization) except when a joint life payout is required by law. Under any option providing for guaranteed period payouts, the number of payouts which remain unpaid at the date of the Annuitant’s death (or surviving Annuitant’s death in case of joint life Annuity) will be paid to you or your Beneficiary as payouts become due after we are in receipt of:
•	proof, satisfactory to us, of the death;
•	written authorization for payment; and
•	all claim forms, fully completed.
Variable Annuity Payouts
Variable Annuity Payouts will be determined using:
•	the Contract Value on the Annuity Commencement Date, less applicable premium taxes;
•	the annuity tables contained in the contract;
•	the annuity option selected; and
•	the investment performance of the fund(s) selected.
To determine the amount of payouts, we make this calculation:
1.	Determine the dollar amount of the first periodic payout; then
2.	Credit the contract with a fixed number of Annuity Units equal to the first periodic payout divided by the Annuity Unit value; and
3.	Calculate the value of the Annuity Units each period thereafter.
Annuity Payouts assume an investment return of 3%, 4%, 5% or 6% per year, as applied to the applicable mortality table. Some of these assumed interest rates may not be available in your state; therefore, please check with your registered representative. You may choose your assumed interest rate at the time you elect a variable Annuity Payout on the administrative form provided by us. The higher the assumed interest rate you choose, the higher your initial annuity payment will be. The amount of each payout after the initial payout will depend upon how the underlying fund(s) perform, relative to the assumed rate. If the actual net investment rate (annualized) exceeds the assumed rate, the payment will increase at a rate proportional to the amount of such excess. Conversely, if the actual rate is less than the assumed rate, annuity payments will decrease. The higher the assumed interest rate, the less likely future annuity payments are to increase, or the payments will increase more slowly than if a lower assumed rate was used. There is a more complete explanation of this calculation in the SAI.
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Fixed Side of the Contract
You may allocate Purchase Payments to the fixed side of the contract, if available. Allocations made to the fixed side of the contract are added to your Contract Value. Certain charges related to the contract and the charges for the Living Benefit Riders are deducted from your Contract Value. Therefore, a portion of those charges may be deducted from the fixed account. See Charges and Other Deductions section of this prospectus for more information. Since amounts in the fixed account make up part of your Contract Value, those amounts may be used to calculate benefits under the Living Benefit Riders. See the Living Benefit Riders section in this prospectus for more information.
Purchase Payments and Contract Value allocated to the fixed side of the contract become part of our general account, and do not participate in the investment experience of the VAA. The general account is subject to regulation and supervision by the Indiana Department of Insurance as well as the insurance laws and regulations of the jurisdictions in which the contracts are distributed.
In reliance on certain exemptions, exclusions and rules, we have not registered interests in the general account as a security under the Securities Act of 1933 and have not registered the general account as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests in it are regulated under the 1933 Act or the 1940 Act. We have been advised that the staff of the SEC has not made a review of the disclosures which are included in this prospectus which relate to our general account and to the fixed account under the contract. These disclosures, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. This prospectus is generally intended to serve as a disclosure document only for aspects of the contract involving the VAA, and therefore contains only selected information regarding the fixed side of the contract. Complete details regarding the fixed side of the contract are in the contract.
We guarantee an annual effective interest rate of not less than 1.50% per year on amounts held in a fixed account. Contracts issued in certain states or those contracts issued prior to June 2, 2003 may guarantee a higher minimum rate of interest. Refer to your contract for the specific guaranteed minimum interest rate applicable to your contract. Any amount surrendered, withdrawn from or transferred out of a fixed account prior to the expiration of the Guaranteed Period is subject to the Interest Adjustment and other charges (see Interest Adjustment and Charges and Other Deductions). This may reduce your value upon surrender, withdrawal or transfer but will not reduce the amount below the value it would have had if 1.50% (or the guaranteed minimum interest rate for your contract) interest had been credited to the fixed account. Refer to Transfers before the Annuity Commencement Date and Transfers after the Annuity Commencement Date for additional transfer restrictions from the fixed account.
ANY INTEREST IN EXCESS OF 1.50% (OR THE GUARANTEED MINIMUM INTEREST RATE STATED IN YOUR CONTRACT) WILL BE DECLARED IN ADVANCE AT OUR SOLE DISCRETION. CONTRACTOWNERS BEAR THE RISK THAT NO INTEREST IN EXCESS OF THE MINIMUM INTEREST RATE WILL BE DECLARED.
Your contract may not offer a fixed account or if permitted by your contract, we may discontinue accepting Purchase Payments or transfers into the fixed side of the contract at any time. Please contact your registered representative for further information.
Guaranteed Periods
The fixed account is divided into separate Guaranteed Periods, which credit guaranteed interest.
You may allocate Purchase Payments to one or more Guaranteed Periods of 1 to 10 years. We may add Guaranteed Periods or discontinue accepting Purchase Payments into one or more Guaranteed Periods at any time. The minimum amount of any Purchase Payment that can be allocated to a Guaranteed Period is $2,000. Each Purchase Payment allocated to the fixed account will start its own Guaranteed Period and will earn a guaranteed interest rate. The duration of the Guaranteed Period affects the guaranteed interest rate of the fixed account. A Guaranteed Period ends on the date after the number of calendar years in the Guaranteed Period. Interest will be credited daily at a guaranteed rate that is equal to the effective annual rate determined on the first day of the Guaranteed Period. Amounts surrendered, transferred or withdrawn prior to the end of the Guaranteed Period will be subject to the Interest Adjustment. Each Guaranteed Period Purchase Payment will be treated separately for purposes of determining any applicable Interest Adjustment.
You may transfer amounts from the fixed account to the variable Subaccount(s) subject to the following restrictions:
•	fixed account transfers are limited to 25% of the value of that fixed account in any 12-month period; and
•	the minimum amount that can be transferred is $300 or, if less, the amount in the fixed account.
Because of these restrictions, it may take several years to transfer amounts from the fixed account to the variable Subaccounts. You should carefully consider whether the fixed account meets your investment criteria. Any amount withdrawn from the fixed account may be subject to any applicable account fees and premium taxes.
We will notify the Contractowner in writing at least 30 days prior to the expiration date for any Guaranteed Period amount. A new Guaranteed Period of the same duration as the previous Guaranteed Period will begin automatically at the end of the previous Guaranteed Period, unless we receive, prior to the end of a Guaranteed Period, a written election by the Contractowner. The written election may request the transfer of the Guaranteed Period amount to a different fixed account or to a variable Subaccount from among those
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being offered by us. Transfers of any Guaranteed Period amount which become effective upon the date of expiration of the applicable Guaranteed Period are not subject to the limitation of twelve transfers per Contract Year or the additional fixed account transfer restrictions.
Interest Adjustment
Any surrender, withdrawal or transfer of a Guaranteed Period amount before the end of the Guaranteed Period (other than dollar cost averaging, cross-reinvestment, Maximum Annual Withdrawals under Lincoln SmartSecurity® Advantage or Regular Income Payments under i4LIFE® Advantage) will be subject to the Interest Adjustment. A surrender, withdrawal or transfer effective upon the expiration date of the Guaranteed Period will not be subject to the Interest Adjustment. The Interest Adjustment will be applied to the amount being surrendered, withdrawn or transferred. The Interest Adjustment will be applied after the deduction of any applicable account fees and before any applicable transfer charges. Any transfer, withdrawal, or surrender of Contract Value from the fixed account will be increased or decreased by an Interest Adjustment, unless the transfer, withdrawal or surrender is effective:
•	during the free look period (See Return Privilege).
•	on the expiration date of a Guaranteed Period.
•	as a result of the death of the Contractowner or Annuitant.
•	subsequent to the diagnosis of a terminal illness of the Contractowner. Diagnosis of the terminal illness must be after the effective date of the contract and result in a life expectancy of less than one year, as determined by a qualified professional medical practitioner.
•	subsequent to the admittance of the Contractowner into an accredited nursing home or equivalent health care facility. Admittance into such facility must be after the effective date of the contract and continue for 90 consecutive days prior to the surrender or withdrawal.
•	subsequent to the permanent and total disability of the Contractowner if such disability begins after the effective date of the contract and prior to the 65th birthday of the Contractowner.
•	upon annuitization of the contract.
These provisions may not be applicable to your contract or available in your state. Please check with your registered representative regarding the availability of these provisions.
In general, the Interest Adjustment reflects the relationship between the yield rate in effect at the time a Purchase Payment is allocated to a fixed subaccount’s Guaranteed Period under the contract and the yield rate in effect at the time of the Purchase Payment’s surrender, withdrawal or transfer. It also reflects the time remaining in the Guaranteed Period. If the yield rate at the time of the surrender, withdrawal or transfer is lower than the yield rate at the time the Purchase Payment was allocated, then the application of the Interest Adjustment will generally result in a higher payment at the time of the surrender, withdrawal or transfer. Similarly, if the yield rate at the time of surrender, withdrawal or transfer is higher than the yield rate at the time of the allocation of the Purchase Payment, then the application of the Interest Adjustment will generally result in a lower payment at the time of the surrender, withdrawal or transfer. The yield rate is published by the Federal Reserve Board.
The Interest Adjustment is calculated by multiplying the transaction amount by:
(1+A)[n]	–1
(1+B+K)[n]

where:
A	=	yield rate for a U.S. Treasury security with time to maturity equal to the Subaccount’s Guaranteed Period, determined at the beginning of the Guaranteed Period.
B	=	yield rate for a U.S. Treasury security with time to maturity equal to the time remaining in the Guaranteed Period if greater than one year, determined at the time of surrender, withdrawal or transfer. For remaining periods of one year or less, the yield rate for a one year U.S. Treasury security is used.
K	=	a 0.25% adjustment (unless otherwise limited by applicable state law). This adjustment builds into the formula a factor representing direct and indirect costs to us associated with liquidating general account assets in order to satisfy surrender requests. This adjustment of 0.25% has been added to the denominator of the formula because it is anticipated that a substantial portion of applicable general account portfolio assets will be in relatively illiquid securities. Thus, in addition to direct transaction costs, if such securities must be sold (e.g., because of surrenders), the market price may be lower. Accordingly, even if interest rates decline, there will not be a positive adjustment until this factor is overcome, and then any adjustment will be lower than otherwise, to compensate for this factor. Similarly, if interest rates rise, any negative adjustment will be greater than otherwise, to compensate for this factor. If interest rates stay the same, there will be no Interest Adjustment.
n	=	The number of years remaining in the Guaranteed Period (e.g., 1 year and 73 days = 1 + (73 divided by 365) = 1.2 years).
Straight-Line interpolation is used for periods to maturity not quoted.
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See the SAI for examples of the application of the Interest Adjustment.
Small Contract Surrenders
We may surrender your contract, in accordance with the laws of your state if:
•	your Contract Value drops below certain state specified minimum amounts ($1,000 or less) for any reason, including if your Contract Value decreases due to the performance of the Subaccounts you selected;
•	no Purchase Payments have been received for two (2) full, consecutive Contract Years; and
•	the annuity benefit at the Annuity Commencement Date would be less than $20.00 per month (these requirements may differ in some states).
At least 60 days before we surrender your contract, we will send you a letter at your last address we have on file, to inform you that your contract will be surrendered. You will have the opportunity to make additional Purchase Payments to bring your Contract Value above the minimum level to avoid surrender. We will not surrender your contract if you are receiving guaranteed payments from us under one of the Living Benefit Riders.
Delay of Payments
Contract proceeds from the VAA will be paid within seven days, except:
•	when the NYSE is closed (other than weekends and holidays);
•	times when market trading is restricted or the SEC declares an emergency, and we cannot value units or the funds cannot redeem shares; or
•	when the SEC so orders to protect Contractowners.
If, pursuant to SEC rules, an underlying money market fund suspends payment of redemption proceeds in connection with a liquidation of the fund, we will delay payment of any transfer, partial withdrawal, surrender, loan, or Death Benefit from the money market Subaccount until the fund is liquidated. Payment of contract proceeds from the fixed account may be delayed for up to six months.
Due to federal laws designed to counter terrorism and prevent money laundering by criminals, we may be required to reject a Purchase Payment and/or deny payment of a request for transfers, withdrawals, surrenders, or Death Benefits, until instructions are received from the appropriate regulator. We also may be required to provide additional information about a Contractowner's account to government regulators.
Reinvestment Privilege
You may elect to make a reinvestment purchase with any part of the proceeds of a surrender/withdrawal.
This election must be made by your written authorization to us on an approved Lincoln reinvestment form and received in our Home Office within 30 days of the date of the surrender/withdrawal, and the repurchase must be of a contract covered by this prospectus. In the case of a qualified retirement plan, a representation must be made that the proceeds being used to make the purchase have retained their tax-favored status under an arrangement for which the contracts offered by this prospectus are designed. The number of Accumulation Units which will be credited when the proceeds are reinvested will be based on the value of the Accumulation Unit(s) on the next Valuation Date. This computation will occur following receipt of the proceeds and request for reinvestment at the Home Office. You may utilize the reinvestment privilege only once. For tax reporting purposes, we will treat a surrender/withdrawal and a subsequent reinvestment purchase as separate transactions (and a Form 1099 may be issued, if applicable). Any taxable distribution that is reinvested may still be reported as taxable. You should consult a tax advisor before you request a surrender/withdrawal or subsequent reinvestment purchase.
Amendment of Contract
We reserve the right to amend the contract to meet the requirements of the 1940 Act or other applicable federal or state laws or regulations. You will be notified in writing of any changes, modifications or waivers. Any changes are subject to prior approval of your state’s insurance department (if required).
Distribution of the Contracts
Lincoln Financial Distributors, Inc. (“LFD”) serves as Principal Underwriter of this contract. LFD is affiliated with Lincoln Life and is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of FINRA. The Principal Underwriter has entered into selling agreements with Lincoln Financial Advisors Corporation and/or Lincoln Financial Securities Corporation (collectively “LFN”), also affiliates of ours. The Principal Underwriter has also entered into selling agreements with broker-dealers that are unaffiliated with us (“Selling Firms”). While the Principal Underwriter has the legal authority to make payments to broker-dealers which have entered into selling agreements, we will make such payments on behalf of the Principal Underwriter in compliance with appropriate regulations. We also pay on behalf of LFD certain of its operating expenses related to the distribution of this and other of
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our contracts. The Principal Underwriter may also offer “non-cash compensation”, as defined under FINRA’s rules, which includes among other things, merchandise, gifts, marketing support, sponsorships, seminars, entertainment and travel expenses. You may ask your registered representative how he/she will personally be compensated, in whole or in part, for the sale of the contract to you or for any alternative proposal that may have been presented to you. You may wish to take such compensation payments into account when considering and evaluating any recommendation made to you in connection with the purchase of a contract. The following paragraphs describe how payments are made by us and the Principal Underwriter to various parties.
Compensation Paid to LFN. The maximum commission the Principal Underwriter pays to LFN is 2.50% of Purchase Payments, plus up to 0.25% quarterly based on Contract Value. LFN may elect to receive a lower commission when a Purchase Payment is made along with an earlier quarterly payment based on Contract Value for so long as the contract remains in effect. Upon annuitization, the maximum commission the Principal Underwriter pays to LFN is 4.00% of annuitized value and/or ongoing annual compensation of up to 1.00% of annuity value or statutory reserves.
Lincoln Life also pays for the operating and other expenses of LFN, including the following sales expenses: registered representative training allowances; compensation and bonuses for LFN's management team; advertising expenses; and all other expenses of distributing the contracts. LFN pays its registered representatives a portion of the commissions received for their sales of contracts. LFN registered representatives and their managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements. In addition, LFN registered representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation. Sales of the contracts may help LFN registered representatives and/or their managers qualify for such benefits. LFN registered representatives and their managers may receive other payments from us for services that do not directly involve the sale of the contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services.
Compensation Paid to Unaffiliated Selling Firms. The Principal Underwriter pays commissions to all Selling Firms. The maximum commission the Principal Underwriter pays to Selling Firms, other than LFN, is 2.50% of Purchase Payments. Some Selling Firms may elect to receive a lower commission when a Purchase Payment is made along with an earlier quarterly payment based on Contract Value for so long as the contract’s Selling Firm remains in effect. Upon annuitization, the maximum commission the Principal Underwriter pays to Selling Firms is 4.00% of annuitized value and/or ongoing annual compensation of up to 1.00% of annuity value or statutory reserves. LFD also acts as wholesaler of the contracts and performs certain marketing and other functions in support of the distribution and servicing of the contracts.
LFD may pay certain Selling Firms or their affiliates additional amounts for, among other things: (1) “preferred product” treatment of the contracts in their marketing programs, which may include marketing services and increased access to registered representatives; (2) sales promotions relating to the contracts; (3) costs associated with sales conferences and educational seminars for their registered representatives; (4) other sales expenses incurred by them; and (5) inclusion in the financial products the Selling Firm offers.
Lincoln Life may provide loans to broker-dealers or their affiliates to help finance marketing and distribution of the contracts, and those loans may be forgiven if aggregate sales goals are met. In addition, we may provide staffing or other administrative support and services to broker-dealers who distribute the contracts. LFD, as wholesaler, may make bonus payments to certain Selling Firms based on aggregate sales of our variable insurance contracts (including the contracts) or persistency standards.
These additional types of compensation are not offered to all Selling Firms. The terms of any particular agreement governing compensation may vary among Selling Firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation may provide Selling Firms and/or their registered representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which a Selling Firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. Additional information relating to compensation paid in 2017 is contained in the SAI.
Compensation Paid to Other Parties. Depending on the particular selling arrangements, there may be others whom LFD compensates for the distribution activities. For example, LFD may compensate certain “wholesalers”, who control access to certain selling offices, for access to those offices or for referrals, and that compensation may be separate from the compensation paid for sales of the contracts. LFD may compensate marketing organizations, associations, brokers or consultants which provide marketing assistance and other services to broker-dealers who distribute the contracts, and which may be affiliated with those broker-dealers. Commissions and other incentives or payments described above are not charged directly to Contractowners or the VAA. All compensation is paid from our resources, which include fees and charges imposed on your contract.
Contractowner Questions
The obligations to purchasers under the contracts are those of Lincoln Life. This prospectus provides a general description of the material features of the contract. Contracts, endorsements and riders may vary as required by state law. Questions about your contract should be directed to us at 1-888-868-2583.
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Federal Tax Matters
Introduction
The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences (including consequences of sales to foreign individuals or entities), or state or local tax consequences, associated with the contract. As a result, you should always consult a tax advisor about the application of tax rules found in the Internal Revenue Code (“Code”), Treasury Regulations and applicable IRS guidance to your individual situation.
Nonqualified Annuities
This part of the discussion describes some of the Federal income tax rules applicable to nonqualified annuities. A nonqualified annuity is a contract not issued in connection with a qualified retirement plan, such as an IRA or a section 403(b) plan, receiving special tax treatment under the Code. We may not offer nonqualified annuities for all of our annuity products.
Tax Deferral On Earnings
Under the Code, you are generally not subject to tax on any increase in your Contract Value until you receive a contract distribution. However, for this general rule to apply, certain requirements must be satisfied:
•	An individual must own the contract (or the Code must treat the contract as owned by an individual).
•	The investments of the VAA must be “adequately diversified” in accordance with Treasury regulations.
•	Your right to choose particular investments for a contract must be limited.
•	The Annuity Commencement Date must not occur near the end of the Annuitant’s life expectancy.
Contracts Not Owned By An Individual
If a contract is owned by an entity (rather than an individual) the Code generally does not treat it as an annuity contract for Federal income tax purposes. This means that the entity owning the contract pays tax currently on the excess of the Contract Value over the investment in the contract. Examples of contracts where the owner pays current tax on the contract’s earnings, if applicable, are contracts issued to a corporation or a trust. Some exceptions to the rule are:
•	Contracts in which the named owner is a trust or other entity that holds the contract as an agent for an individual; however, this exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees;
•	Immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase and substantially equal periodic payments are made, not less frequently than annually, during the Annuity Payout period;
•	Contracts acquired by an estate of a decedent;
•	Certain qualified contracts;
•	Contracts purchased by employers upon the termination of certain qualified plans; and
•	Certain contracts used in connection with structured settlement agreements.
Investments In The VAA Must Be Diversified
For a contract to be treated as an annuity for Federal income tax purposes, the investments of the VAA must be “adequately diversified.” Treasury regulations define standards for determining whether the investments of the VAA are adequately diversified. If the VAA fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the Contract Value over the investment in the contract. Although we do not control the investments of the underlying investment options, we expect that the underlying investment options will comply with the Treasury regulations so that the VAA will be considered “adequately diversified.”
Restrictions
The Code limits your right to choose particular investments for the contract. Because the IRS has issued little guidance specifying those limits, the limits are uncertain and your right to allocate Contract Values among the Subaccounts may exceed those limits. If so, you would be treated as the owner of the assets of the VAA and thus subject to current taxation on the income and gains, if applicable, from those assets. We do not know what limits may be set by the IRS in any guidance that it may issue and whether any such limits will apply to existing contracts. We reserve the right to modify the contract without your consent in an attempt to prevent you from being considered as the owner of the assets of the VAA for purposes of the Code.
Loss Of Interest Deduction
After June 8, 1997, if a contract is issued to a taxpayer that is not an individual, or if a contract is held for the benefit of an entity, the entity may lose a portion of its deduction for otherwise deductible interest expenses. However, this rule does not apply to a contract
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owned by an entity engaged in a trade or business that covers the life of one individual who is either (i) a 20% Owner of the entity, or (ii) an officer, director, or employee of the trade or business, at the time first covered by the contract. This rule also does not apply to a contract owned by an entity engaged in a trade or business that covers the joint lives of the 20% Owner or the entity and the Owner’s spouse at the time first covered by the contract.
Age At Which Annuity Payouts Begin
The Code does not expressly identify a particular age by which Annuity Payouts must begin. However, those rules do require that an annuity contract provide for amortization, through Annuity Payouts, of the contract’s Purchase Payments and earnings. As long as annuity payments begin or are scheduled to begin on a date on which the Annuitant’s remaining life expectancy is enough to allow for a sufficient Annuity Payout period, the contract should be treated as an annuity. If the annuity contract is not treated as an annuity, you would be currently taxed on the excess of the Contract Value over the investment in the contract.
Tax Treatment Of Payments
We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the rest of this discussion assumes that your contract will be treated as an annuity under the Code and that any increase in your Contract Value will not be taxed until there is a distribution from your contract.
Taxation Of Withdrawals And Surrenders
You will pay tax on withdrawals to the extent your Contract Value exceeds your investment in the contract. This income (and all other income from your contract) is considered ordinary income (and does not receive capital gains treatment and is not qualified dividend income). You will pay tax on a surrender to the extent the amount you receive exceeds your investment in the contract. In certain circumstances, your Purchase Payments and investment in the contract are reduced by amounts received from your contract that were not included in income. Surrender and reinstatement of your contract will generally be taxed as a withdrawal. If your contract has a Living Benefit Rider, and if the guaranteed amount under that rider immediately before a withdrawal exceeds your Contract Value, the Code may require that you include those additional amounts in your income. Please consult your tax advisor.
Taxation Of Annuity Payouts, including Regular Income Payments
The Code imposes tax on a portion of each Annuity Payout (at ordinary income tax rates) and treats a portion as a nontaxable return of your investment in the contract. We will notify you annually of the taxable amount of your Annuity Payout. Once you have recovered the total amount of the investment in the contract, you will pay tax on the full amount of your Annuity Payouts. If Annuity Payouts end because of the Annuitant’s death and before the total amount in the contract has been distributed, the amount not received will generally be deductible. If withdrawals, other than Regular Income Payments, are taken from i4LIFE® Advantage during the Access Period, they are taxed subject to an exclusion ratio that is determined based on the amount of the payment.
Taxation Of Death Benefits
We may distribute amounts from your contract because of the death of a Contractowner or an Annuitant. The tax treatment of these amounts depends on whether the Contractowner or the Annuitant dies before or after the Annuity Commencement Date.
Death prior to the Annuity Commencement Date:
•	If the Beneficiary receives Death Benefits under an Annuity Payout option, they are taxed in the same manner as Annuity Payouts.
•	If the Beneficiary does not receive Death Benefits under an Annuity Payout option, they are taxed in the same manner as a withdrawal.
Death after the Annuity Commencement Date:
•	If Death Benefits are received in accordance with the existing Annuity Payout option following the death of a Contractowner who is not the Annuitant, they are excludible from income in the same manner as the Annuity Payout prior to the death of the Contractowner.
•	If Death Benefits are received in accordance with the existing Annuity Payout option following the death of the Annuitant (whether or not the Annuitant is also the Contractowner), the Death Benefits are excludible from income if they do not exceed the investment in the contract not yet distributed from the contract. All Annuity Payouts in excess of the investment in the contract not previously received are includible in income.
•	If Death Benefits are received in a lump sum, the Code imposes tax on the amount of Death Benefits which exceeds the amount of Purchase Payments not previously received.
Additional Taxes Payable On Withdrawals, Surrenders, Or Annuity Payouts
The Code may impose a 10% additional tax on any distribution from your contract which you must include in your gross income. The 10% additional tax does not apply if one of several exceptions exists. These exceptions include withdrawals, surrenders, or Annuity Payouts that:
•	you receive on or after you reach 59½,
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•	you receive because you became disabled (as defined in the Code),
•	you receive from an immediate annuity,
•	a Beneficiary receives on or after your death, or
•	you receive as a series of substantially equal periodic payments based on your life or life expectancy (non-natural owners holding as agent for an individual do not qualify).
Unearned Income Medicare Contribution
Congress enacted the “Unearned Income Medicare Contribution” as a part of the Health Care and Education Reconciliation Act of 2010. This tax, which affects individuals whose modified adjusted gross income exceeds certain thresholds, is a 3.8% tax on the lesser of (i) the individual's “unearned income”, or (ii) the dollar amount by which the individual's modified adjusted gross income exceeds the applicable threshold. Unearned income includes the taxable portion of distributions that you take from your annuity contract. If you take a distribution from your contract that may be subject to the tax, we will include a Distribution Code “D” in Box 7 of the Form 1099-R issued to report the distribution. Please consult your tax advisor to determine whether your annuity distributions are subject to this tax.
Special Rules If You Own More Than One Annuity Contract
In certain circumstances, you must combine some or all of the nonqualified annuity contracts you own in order to determine the amount of an Annuity Payout, a surrender, or a withdrawal that you must include in income. For example, if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract. Treating two or more contracts as one contract could affect the amount of a surrender, a withdrawal or an Annuity Payout that you must include in income and the amount that might be subject to the additional tax described previously.
Loans and Assignments
Except for certain qualified contracts, the Code treats any amount received as a loan under your contract, and any assignment or pledge (or agreement to assign or pledge) of any portion of your Contract Value, as a withdrawal of such amount or portion.
Gifting A Contract
If you transfer ownership of your contract to a person other than to your spouse (or to your former spouse incident to divorce), and receive a payment less than your contract’s value, you will pay tax on your Contract Value to the extent it exceeds your investment in the contract not previously received. The new owner’s investment in the contract would then be increased to reflect the amount included in income.
Charges for Additional Benefits
Your contract automatically includes a basic Death Benefit and may include other optional riders. Certain enhancements to the basic Death Benefit may also be available to you. The cost of the basic Death Benefit and any additional benefit are deducted from your contract. It is possible that the tax law may treat all or a portion of the Death Benefit and other optional rider charges, if any, as a contract withdrawal.
Special Considerations for Same-Sex Spouses
In 2013, the U.S. Supreme Court held that same-sex spouses who are married under state law are treated as spouses for purposes of federal law. You are strongly encouraged to consult a tax advisor before electing spousal rights under the contract.
Qualified Retirement Plans
We have designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with a qualified retirement plan are called “qualified contracts.” We issue contracts for use with various types of qualified retirement plans. The Federal income tax rules applicable to those plans are complex and varied. As a result, this prospectus does not attempt to provide more than general information about the use of the contract with the various types of qualified retirement plans. Persons planning to use the contract in connection with a qualified retirement plan should obtain advice from a competent tax advisor.
Types of Qualified Contracts and Terms of Contracts
Qualified retirement plans may include the following:
•	Individual Retirement Accounts and Annuities (“Traditional IRAs”)
•	Roth IRAs
•	Traditional IRA that is part of a Simplified Employee Pension Plan (“SEP”)
•	SIMPLE 401(k) plans (Savings Incentive Matched Plan for Employees)
•	401(a) / (k) plans (qualified corporate employee pension and profit-sharing plans)
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•	403(a) plans (qualified annuity plans)
•	403(b) plans (public school system and tax-exempt organization annuity plans)
•	H.R. 10 or Keogh Plans (self-employed individual plans)
•	457(b) plans (deferred compensation plans for state and local governments and tax-exempt organizations)
Our individual variable annuity products are not available for use with any of the foregoing qualified retirement plan accounts, with the exception of Traditional IRA, SEP IRA, and Roth IRA arrangements. We will amend contracts to be used with a qualified retirement plan as generally necessary to conform to the Code’s requirements for the type of plan. However, the rights of a person to any qualified retirement plan benefits may be subject to the plan’s terms and conditions, regardless of the contract’s terms and conditions. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.
Tax Treatment of Qualified Contracts
The Federal income tax rules applicable to qualified retirement plans and qualified contracts vary with the type of plan and contract. For example:
•	Federal tax rules limit the amount of Purchase Payments or contributions that can be made, and the tax deduction or exclusion that may be allowed for the contributions. These limits vary depending on the type of qualified retirement plan and the participant’s specific circumstances (e.g., the participant’s compensation).
•	Minimum annual distributions are required under some qualified retirement plans once you reach age 70½ or retire, if later as described below.
•	Loans are allowed under certain types of qualified retirement plans, but Federal income tax rules prohibit loans under other types of qualified retirement plans. For example, Federal income tax rules permit loans under some section 403(b) plans, but prohibit loans under Traditional and Roth IRAs. If allowed, loans are subject to a variety of limitations, including restrictions as to the loan amount, the loan’s duration, the rate of interest, and the manner of repayment. Your contract or plan may not permit loans.
Please note that qualified retirement plans such as 403(b) plans, 401(k) plans and IRAs generally defer taxation of contributions and earnings until distribution. As such, an annuity does not provide any additional tax deferral benefit beyond the qualified retirement plan itself.
Tax Treatment of Payments
The Federal income tax rules generally include distributions from a qualified contract in the participant’s income as ordinary income. These taxable distributions will include contributions that were deductible or excludible from income. Thus, under many qualified contracts, the total amount received is included in income since a deduction or exclusion from income was taken for contributions to the contract. There are exceptions. For example, you do not include amounts received from a Roth IRA in income if certain conditions are satisfied.
Required Minimum Distributions
Under most qualified plans, you must begin receiving payments from the contract in certain minimum amounts by April 1 of the year following the year you attain age 70½ or retire, if later. You are required to take distributions from your traditional IRAs by April 1 of the year following the year you reach age 70½. If you own a Roth IRA, you are not required to receive minimum distributions from your Roth IRA during your life.
Failure to comply with the minimum distribution rules applicable to certain qualified plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax equals 50% of the amount by which a required minimum distribution exceeds the actual distribution from the qualified plan.
Treasury regulations applicable to required minimum distributions include a rule that may impact the distribution method you have chosen and the amount of your distributions. Under these regulations, the presence of an enhanced Death Benefit, or other benefit which could provide additional value to your contract, may require you to take additional distributions. An enhanced Death Benefit is any Death Benefit that has the potential to pay more than the Contract Value or a return of investment in the contract. Annuity contracts inside Custodial or Trusteed IRAs will also be subject to these regulations. Please contact your tax advisor regarding any tax ramifications.
Additional Tax on Early Distributions from Qualified Retirement Plans
The Code may impose a 10% additional tax on an early distribution from a qualified contract that must be included in income. The Code does not impose the additional tax if one of several exceptions applies. The exceptions vary depending on the type of qualified contract you purchase. For example, in the case of an IRA, the 10% additional tax will not apply to any of the following withdrawals, surrenders, or Annuity Payouts:
•	Distribution received on or after the Annuitant reaches 59½,
•	Distribution received on or after the Annuitant’s death or because of the Annuitant’s disability (as defined in the Code),
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•	Distribution received as a series of substantially equal periodic payments based on the Annuitant’s life (or life expectancy), or
•	Distribution received as reimbursement for certain amounts paid for medical care.
These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.
Unearned Income Medicare Contribution
Congress enacted the “Unearned Income Medicare Contribution” as a part of the Health Care and Education Reconciliation Act of 2010. This tax affects individuals whose modified adjusted gross income exceeds certain thresholds, is a 3.8% tax on the lesser of (i) the individual’s “unearned income”, or (ii) the dollar amount by which the individual’s modified adjusted gross income exceeds the applicable threshold. Distributions that you take from your contract are not included in the calculation of unearned income because your contract is a qualified plan contract. However, the amount of any such distribution is included in determining whether you exceed the modified adjusted gross income threshold. Please consult your tax advisor to determine whether your annuity distributions are subject to this tax.
Transfers and Direct Rollovers
As a result of Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA), you may be able to move funds between different types of qualified plans, such as 403(b) and 457(b) governmental plans, by means of a rollover or transfer. You may be able to rollover or transfer amounts between qualified plans and traditional IRAs. These rules do not apply to Roth IRAs and 457(b) non-governmental tax-exempt plans. There are special rules that apply to rollovers, direct rollovers and transfers (including rollovers or transfers of after-tax amounts). If the applicable rules are not followed, you may incur adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. Before we send a rollover distribution, we will provide a notice explaining tax withholding requirements (see Federal Income Tax Withholding). We are not required to send you such notice for your IRA. You should always consult your tax advisor before you move or attempt to move any funds.
The IRS issued Announcement 2014-32 confirming its intent to apply the one-rollover-per-year limitation of 408(d)(3)(B) on an aggregate basis to all IRAs that an individual owns. This means that an individual cannot make a tax-free IRA-to-IRA rollover if he or she has made such a rollover involving any of the individual’s IRAs in the current tax year. If an intended rollover does not qualify for tax-free rollover treatment, contributions to your IRA may constitute excess contributions that may exceed contribution limits. This one-rollover-per-year limitation does not apply to direct trustee-to-trustee transfers.
Direct Conversions and Recharacterizations
The Pension Protection Act of 2006 (PPA) permits direct conversions from certain qualified, retirement, 403(b) or 457(b) plans to Roth IRAs (effective for distributions after 2007). You are also permitted to recharacterize your traditional IRA contribution as a Roth IRA contribution, and to recharacterize your Roth IRA contribution as a traditional IRA contribution. The deadline for the recharacterization is the due date (including extensions) for your individual income tax return for the year in which the contribution was made. Upon recharacterization, you are treated as having made the contribution originally to the second IRA account. The recharacterization does not count toward the one-rollover-per-year limitation described above.
Effective for tax years beginning after December 31, 2017, pursuant to the Tax Cuts and Jobs Act (Pub. L. No. 115-97), recharacterizations are no longer allowed in the case of a conversion from a non-Roth account or annuity to a Roth IRA. This limitation applies to conversions made from pre-tax accounts under an IRA, qualified retirement plan, 403(b) plan, or 457(b) plan. Roth IRA conversions made in 2017 may be recharacterized as a contribution to a traditional IRA if the recharacterization is completed by October 15, 2018.
There are special rules that apply to conversions and recharacterizations, and if they are not followed, you may incur adverse Federal income tax consequences. You should consult your tax advisor before completing a conversion or recharacterization.
Death Benefit and IRAs
Pursuant to Treasury regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the Death Benefit from being provided under the contract when we issue the contract as a Traditional or Roth IRA. However, the law is unclear and it is possible that the presence of the Death Benefit under a contract issued as a Traditional or Roth IRA could result in increased taxes to you. Certain Death Benefit options may not be available for all of our products.
Federal Income Tax Withholding
We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless you notify us in writing prior to the distribution that tax is not to be withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time a withdrawal, surrender, or Annuity Payout is requested, we will give you an explanation of the withholding requirements.
86

Certain payments from your contract may be considered eligible rollover distributions (even if such payments are not being rolled over). Such distributions may be subject to special tax withholding requirements. The Federal income tax withholding rules require that we withhold 20% of the eligible rollover distribution from the payment amount, unless you elect to have the amount directly transferred to certain qualified plans or contracts. The IRS requires that tax be withheld, even if you have requested otherwise. Such tax withholding requirements are generally applicable to 401(a), 403(a) or (b), HR 10, and 457(b) governmental plans and contracts used in connection with these types of plans.
Our Tax Status
Under the Code, we are not required to pay tax on investment income and realized capital gains of the VAA. We do not expect that we will incur any Federal income tax liability on the income and gains earned by the VAA. However, the Company does expect, to the extent permitted under the Code, to claim the benefit of the foreign tax credit as the owner of the assets of the VAA. Therefore, we do not impose a charge for Federal income taxes. If there are any changes in the Code that require us to pay tax on some or all of the income and gains earned by the VAA, we may impose a charge against the VAA to pay the taxes.
Changes in the Law
The above discussion is based on the Code, related regulations, and interpretations existing on the date of this prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.
Additional Information
Voting Rights
As required by law, we will vote the fund shares held in the VAA at meetings of the shareholders of the funds. The voting will be done according to the instructions of Contractowners who have interests in any Subaccounts which invest in classes of the funds. If the 1940 Act or any regulation under it should be amended or if present interpretations should change, and if as a result we determine that we are permitted to vote the fund shares in our own right, we may elect to do so.
The number of votes which you have the right to cast will be determined by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, fractional shares will be recognized.
Each underlying fund is subject to the laws of the state in which it is organized concerning, among other things, the matters which are subject to a shareholder vote, the number of shares which must be present in person or by proxy at a meeting of shareholders (a “quorum”), and the percentage of such shares present in person or by proxy which must vote in favor of matters presented. Because shares of the underlying fund held in the VAA are owned by us, and because under the 1940 Act we will vote all such shares in the same proportion as the voting instructions which we receive, it is important that each Contractowner provide their voting instructions to us. For funds un-affiliated with Lincoln, even though Contractowners may choose not to provide voting instruction, the shares of a fund to which such Contractowners would have been entitled to provide voting instruction will be voted by us in the same proportion as the voting instruction which we actually receive. For funds affiliated with Lincoln, shares of a fund to which such Contractowners would have been entitled to provide voting instruction will, once we receive a sufficient number of instructions we deem appropriate to ensure a fair representation of Contractowners eligible to vote, be voted by us in the same proportion as the voting instruction which we actually receive. As a result, the instruction of a small number of Contractowners could determine the outcome of matters subject to shareholder vote. All shares voted by us will be counted when the underlying fund determines whether any requirement for a minimum number of shares be present at such a meeting to satisfy a quorum requirement has been met. Voting instructions to abstain on any item to be voted on will be applied proportionately to reduce the number of votes eligible to be cast.
Whenever a shareholders meeting is called, we will provide or make available to each person having a voting interest in a Subaccount proxy voting material, reports and other materials relating to the funds. Since the funds engage in shared funding, other persons or entities besides Lincoln Life may vote fund shares. See Investments of the Variable Annuity Account – Fund Shares.
Return Privilege
Within the free-look period after you receive the contract, you may cancel it for any reason by delivering or mailing it postage prepaid, to The Lincoln National Life Insurance Company at PO Box 2348, Fort Wayne, IN 46801-2348. A contract canceled under this provision will be void. Except as explained in the following paragraph, we will return the Contract Value as of the Valuation Date on which we receive the cancellation request, plus any premium taxes which had been deducted. No Interest Adjustment will apply. A purchaser who participates in the VAA is subject to the risk of a market loss on the Contract Value during the free-look period.
For contracts written in those states whose laws require that we assume this market risk during the free-look period, a contract may be canceled, subject to the conditions explained before, except that we will return the greater of the Purchase Payment(s) or Contract
87

Value as of the Valuation Date we receive the cancellation request, plus any premium taxes that had been deducted. IRA purchasers will also receive the greater of Purchase Payments or Contract Value as of the Valuation Date on which we receive the cancellation request.
State Regulation
As a life insurance company organized and operated under Indiana law, we are subject to provisions governing life insurers and to regulation by the Indiana Commissioner of Insurance. Our books and accounts are subject to review and examination by the Indiana Department of Insurance at all times. A full examination of our operations is conducted by that Department at least every five years.
Records and Reports
As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the VAA. We have entered into an agreement with The Bank of New York Mellon, One Mellon Bank Center, 500 Grant Street, Pittsburgh, Pennsylvania, 15258, to provide accounting services to the VAA. We will mail to you, at your last known address of record at the Home Office, at least semi-annually after the first Contract Year, reports containing information required by that Act or any other applicable law or regulation.
A written (or electronic, if elected) confirmation of each transaction will be provided to you on the next Valuation Date, except for the following transactions, which are mailed quarterly:
•	deduction of any account fee or rider charges;
•	crediting of persistency credits, if applicable;
•	any rebalancing event under Asset Allocation Models, Investment Requirements or the portfolio rebalancing service;
•	any transfer or withdrawal under any applicable additional service: dollar cost averaging, AWS, or the cross-reinvestment service; and
•	Regular Income Payments from i4LIFE® Advantage.
Cyber Security
We rely heavily on interconnected computer systems and digital data to conduct our annuity products business. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate Accumulation Unit value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.
Other Information
You may elect to receive your prospectus, prospectus supplements, quarterly statements, and annual and semiannual reports electronically over the Internet, if you have an e-mail account and access to an Internet browser. Once you select eDelivery, via the Internet Service Center, all documents available in electronic format will no longer be sent to you in hard copy. You will receive an e-mail notification when the documents become available online. It is your responsibility to provide us with your current e-mail address. You can resume paper mailings at any time without cost, by updating your profile at the Internet Service Center, or contacting us. To learn more about this service, please log on to www.LincolnFinancial.com, select service centers and continue on through the Internet Service Center.
Legal Proceedings
In the ordinary course of its business and otherwise, the Company and its subsidiaries or its separate accounts and Principal Underwriter may become or are involved in various pending or threatened legal proceedings, including purported class actions, arising from the conduct of its business. In some instances, the proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief.
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After consultation with legal counsel and a review of available facts, it is management’s opinion that the proceedings, after consideration of any reserves and rights to indemnification, ultimately will be resolved without materially affecting the consolidated financial position of the Company and its subsidiaries, or the financial position of its separate accounts or Principal Underwriter. However, given the large and indeterminate amounts sought in certain of these proceedings and the inherent difficulty in predicting the outcome of such legal proceedings, it is reasonably possible that an adverse outcome in certain matters could be material to the Company's operating results for any particular reporting period. Please refer to the Statement of Additional Information for possible additional information regarding legal proceedings.
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Contents of the Statement of Additional Information (SAI) for Lincoln Life Variable Annuity Account N
Item
Special Terms
Services
Principal Underwriter
Purchase of Securities Being Offered
Interest Adjustment Example
Annuity Payouts
Examples of Regular Income Payment Calculations
Determination of Accumulation and Annuity Unit Value
Capital Markets
Advertising & Ratings
About the S&P 500 Index
Unclaimed Property
Additional Services
Other Information
Financial Statements
For a free copy of the SAI complete the form below.
Statement of Additional Information Request Card
Lincoln ChoicePlusSM II Access
Lincoln Life Variable Annuity Account N

Please send me a free copy of the current Statement of Additional Information for Lincoln Life Variable Annuity Account N Lincoln ChoicePlusSM II Access.
(Please Print)
Name:

Address:

City

State

Zip

Mail to The Lincoln National Life Insurance Company, PO Box 2348, Fort Wayne, IN 46801-2348.
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(This page intentionally left blank)
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Appendix A—Condensed Financial Information
Accumulation Unit Values
The following information relates to Accumulation Unit values and Accumulation Units for funds in the periods ended December 31. It should be read along with the VAA’s financial statement and notes which are included in the SAI.
	with EEB and Step-Up			with EEB			with Step-Up			with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
AB VPS Global Thematic Growth Portfolio - Class B
2008	N/A	N/A	N/A	12.237	6.310	2	N/A	N/A	N/A	5.226	2.700	71	N/A	N/A	N/A
2009	N/A	N/A	N/A	6.310	9.487	2	N/A	N/A	N/A	2.700	4.067	68	N/A	N/A	N/A
2010	N/A	N/A	N/A	9.487	11.044	2	N/A	N/A	N/A	4.067	4.744	67	N/A	N/A	N/A
2011	N/A	N/A	N/A	11.044	8.303	2	N/A	N/A	N/A	4.744	3.574	63	N/A	N/A	N/A
2012	N/A	N/A	N/A	8.303	9.230	2	N/A	N/A	N/A	3.574	3.981	67	N/A	N/A	N/A
2013	N/A	N/A	N/A	9.230	11.138	2	N/A	N/A	N/A	3.981	4.814	66	N/A	N/A	N/A
2014	N/A	N/A	N/A	11.138	11.460	2	N/A	N/A	N/A	4.814	4.963	68	N/A	N/A	N/A
2015	N/A	N/A	N/A	11.460	11.548	2	N/A	N/A	N/A	4.963	5.011	1*	N/A	N/A	N/A
2016	N/A	N/A	N/A	11.548	11.237	2	N/A	N/A	N/A	5.011	4.886	1*	N/A	N/A	N/A
2017	N/A	N/A	N/A	11.237	15.035	2	N/A	N/A	N/A	4.886	6.550	1*	N/A	N/A	N/A
AB VPS Growth and Income(1)
2008	14.800	8.612	5	13.573	7.902	3	13.552	7.894	12	13.703	7.993	133	15.130	8.835	55
2009	8.612	10.169	4	7.902	9.335	3	7.894	9.330	9	7.993	9.463	73	8.835	10.469	50
2010	10.169	11.255	3	9.335	10.337	3	9.330	10.337	9	9.463	10.499	65	10.469	11.628	32
2011	11.255	11.713	3	10.337	10.763	1*	10.337	10.769	4	10.499	10.954	45	11.628	12.144	25
2012	11.713	13.475	3	10.763	12.388	1*	10.769	12.401	2	10.954	12.633	38	12.144	14.019	13
2013	13.475	15.734	3	12.388	14.468	1*	12.401	14.485	2	12.633	14.765	37	14.019	16.391	9
AB VPS International Value(2)
2008	11.982	5.614	1*	12.257	5.621	1*	12.269	5.629	1*	12.297	5.651	6	12.318	5.666	1*
2009	N/A	N/A	N/A	5.621	7.414	1*	5.629	7.429	1*	5.651	7.468	5	N/A	N/A	N/A
2010	7.401	7.574	2	7.414	7.591	1*	N/A	N/A	N/A	7.468	7.662	6	N/A	N/A	N/A
2011	7.574	5.987	1*	N/A	N/A	N/A	N/A	N/A	N/A	7.662	6.071	2	N/A	N/A	N/A
2012	5.987	6.708	1*	N/A	N/A	N/A	N/A	N/A	N/A	6.071	6.820	1*	N/A	N/A	N/A
2013	6.708	7.374	1*	N/A	N/A	N/A	N/A	N/A	N/A	6.820	7.504	1*	N/A	N/A	N/A
AB VPS Large Cap Growth Portfolio - Class B
2008	12.771	7.541	1*	11.797	6.969	4	6.743	3.985	8	6.819	4.036	95	13.057	7.737	10
2009	7.541	10.145	1*	6.969	9.380	3	3.985	5.366	8	4.036	5.443	80	7.737	10.444	13
2010	10.145	10.932	1*	9.380	10.113	4	5.366	5.789	8	5.443	5.881	82	10.444	11.295	13
2011	10.932	10.375	1*	10.113	9.603	2	5.789	5.499	6	5.881	5.595	82	11.295	10.757	13
2012	10.375	11.821	1*	9.603	10.947	2	5.499	6.272	2	5.595	6.391	11	10.757	12.300	4
2013	11.821	15.891	1*	10.947	14.722	2	6.272	8.440	2	6.391	8.613	13	12.300	16.592	4
2014	15.891	17.751	1*	14.722	16.453	1*	8.440	9.437	2	8.613	9.644	36	16.592	18.598	3
2015	17.751	19.307	1*	16.453	17.904	1*	9.437	10.274	2	9.644	10.516	40	18.598	20.300	1*
2016	19.307	19.389	1*	17.904	17.990	1*	10.274	10.329	2	10.516	10.588	30	20.300	20.458	1*
2017	19.389	25.049	1*	17.990	23.254	1*	10.329	13.358	2	10.588	13.713	24	20.458	26.524	1*
AB VPS Small/Mid Cap Value Portfolio - Class B
2008	20.564	12.964	4	20.626	13.009	1*	20.691	13.057	3	20.887	13.201	18	21.020	13.298	12
2009	12.964	18.146	3	13.009	18.219	1*	13.057	18.295	1*	13.201	18.524	17	13.298	18.679	10
2010	18.146	22.538	2	18.219	22.640	1*	18.295	22.746	1*	18.524	23.065	18	18.679	23.282	6
2011	22.538	20.207	2	22.640	20.309	1*	22.746	20.414	1*	23.065	20.731	14	23.282	20.947	5
2012	20.207	23.489	2	20.309	23.619	1*	20.414	23.753	1*	20.731	24.159	12	20.947	24.435	3
2013	23.489	31.721	7	23.619	31.912	9	23.753	32.110	1*	24.159	32.707	13	24.435	33.114	3
2014	31.721	33.908	7	31.912	34.130	8	32.110	34.358	1*	32.707	35.050	11	33.114	35.521	3
2015	33.908	31.375	7	34.130	31.596	6	34.358	31.824	1*	35.050	32.513	9	35.521	32.983	2
2016	31.375	38.417	6	31.596	38.707	4	31.824	39.005	1*	32.513	39.910	7	32.983	40.528	2
2017	38.417	42.538	5	38.707	42.880	4	39.005	43.232	1*	39.910	44.301	6	40.528	45.032	2
ALPS/Stadion Core ETF Portfolio
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
American Century VP Balanced Fund - Class II
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
A-1

	with EEB and Step-Up			with EEB			with Step-Up			with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
American Century VP Inflation Protection(3)
2008	11.085	10.702	12	11.105	10.727	23	11.125	10.752	2	11.185	10.826	77	11.226	10.876	99
2009	10.702	11.576	46	10.727	11.608	49	10.752	11.641	1*	10.826	11.740	102	10.876	11.806	88
2010	11.576	11.938	47	11.608	11.977	42	11.641	12.016	30	11.740	12.136	101	11.806	12.217	85
2011	11.938	13.089	44	11.977	13.138	42	12.016	13.188	29	12.136	13.340	93	12.217	13.442	60
2012	13.089	13.791	35	13.138	13.850	41	13.188	13.910	29	13.340	14.091	104	13.442	14.212	55
2013	13.791	13.479	33	13.850	13.540	42	13.910	13.601	29	14.091	13.785	89	14.212	13.910	54
American Century VP Large Company Value Fund - Class II
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
American Funds Global Growth Fund - Class 2
2008	16.765	10.135	15	15.185	10.158	17	16.826	10.181	6	16.917	10.252	19	16.978	10.299	32
2009	10.135	14.151	12	10.158	14.190	14	10.181	14.230	5	10.252	14.350	26	10.299	14.431	23
2010	14.151	15.515	10	14.190	15.566	14	14.230	15.618	4	14.350	15.773	20	14.431	15.878	19
2011	15.515	13.870	10	15.566	13.923	15	15.618	13.976	2	15.773	14.136	15	15.878	14.244	12
2012	13.870	16.680	10	13.923	16.752	14	13.976	16.824	2	14.136	17.043	13	14.244	17.190	8
2013	N/A	N/A	N/A	N/A	N/A	N/A	16.824	21.345	2	17.043	21.655	11	17.190	21.864	7
2014	N/A	N/A	N/A	N/A	N/A	N/A	21.345	21.450	2	21.655	21.793	10	21.864	22.026	5
2015	N/A	N/A	N/A	N/A	N/A	N/A	21.450	22.528	2	21.793	22.924	9	22.026	23.191	4
2016	N/A	N/A	N/A	N/A	N/A	N/A	22.528	22.264	2	22.924	22.689	10	23.191	22.976	4
2017	N/A	N/A	N/A	N/A	N/A	N/A	22.264	28.748	2	22.689	29.341	8	22.976	29.743	4
American Funds Global Small Capitalization Fund - Class 2
2008	31.622	14.420	2	31.723	14.473	1*	17.955	8.196	2	18.157	8.301	84	32.332	14.796	31
2009	14.420	22.822	2	14.473	22.917	1*	8.196	12.984	3	8.301	13.170	70	14.796	23.498	23
2010	22.822	27.412	1*	22.917	27.540	1*	12.984	15.611	3	13.170	15.858	62	23.498	28.323	24
2011	27.412	21.746	1*	27.540	21.859	1*	15.611	12.397	3	15.858	12.612	54	28.323	22.548	19
2012	21.746	25.216	1*	21.859	25.359	1*	12.397	14.389	3	12.612	14.661	41	22.548	26.237	14
2013	25.216	31.738	1*	25.359	31.934	1*	14.389	18.129	3	14.661	18.499	39	26.237	33.139	13
2014	31.738	31.801	1*	31.934	32.014	1*	18.129	18.184	3	18.499	18.583	33	33.139	33.322	8
2015	31.801	31.286	1*	32.014	31.511	1*	18.184	17.907	3	18.583	18.327	29	33.322	32.897	8
2016	N/A	N/A	N/A	N/A	N/A	N/A	17.907	17.956	3	18.327	18.405	27	32.897	33.071	6
2017	N/A	N/A	N/A	N/A	N/A	N/A	17.956	22.203	3	18.405	22.792	24	33.071	40.994	3
American Funds Growth Fund - Class 2
2008	18.367	10.097	28	16.186	8.902	11	10.824	5.956	45	10.945	6.032	969	18.779	10.360	281
2009	10.097	13.811	27	8.902	12.183	11	5.956	8.156	41	6.032	8.272	871	10.360	14.221	258
2010	13.811	16.083	25	12.183	14.194	13	8.156	9.507	35	8.272	9.657	776	14.221	16.618	170
2011	16.083	15.105	24	14.194	13.338	13	9.507	8.938	24	9.657	9.092	639	16.618	15.662	126
2012	15.105	17.473	21	13.338	15.436	13	8.938	10.349	22	9.092	10.543	522	15.662	18.180	114
2013	17.473	22.305	15	15.436	19.715	13	10.349	13.224	19	10.543	13.493	460	18.180	23.290	91
2014	22.305	23.747	19	19.715	21.000	13	13.224	14.094	15	13.493	14.401	388	23.290	24.883	62
2015	23.747	24.898	17	21.000	22.029	13	14.094	14.791	15	14.401	15.137	317	24.883	26.180	56
2016	24.898	26.747	16	22.029	23.677	11	14.791	15.906	15	15.137	16.302	296	26.180	28.223	42
2017	26.747	33.669	15	23.677	29.819	10	15.906	20.042	14	16.302	20.572	265	28.223	35.651	33
American Funds Growth-Income Fund - Class 2
2008	15.422	9.404	49	14.400	8.786	6	14.415	8.799	38	14.576	8.911	635	15.767	9.648	337
2009	9.404	12.110	44	8.786	11.319	5	8.799	11.342	32	8.911	11.503	534	9.648	12.468	303
2010	12.110	13.240	42	11.319	12.381	5	11.342	12.413	24	11.503	12.608	474	12.468	13.679	239
2011	13.240	12.753	36	12.381	11.932	5	12.413	11.968	15	12.608	12.174	413	13.679	13.222	169
2012	12.753	14.701	28	11.932	13.761	5	11.968	13.809	14	12.174	14.069	346	13.222	15.295	157
2013	14.701	19.256	17	13.761	18.034	5	13.809	18.107	12	14.069	18.475	306	15.295	20.105	135
2014	19.256	20.903	21	18.034	19.586	5	18.107	19.675	11	18.475	20.105	266	20.105	21.901	100
2015	20.903	20.808	16	19.586	19.507	5	19.675	19.605	10	20.105	20.064	220	21.901	21.877	89
2016	20.808	22.769	20	19.507	21.356	4	19.605	21.474	10	20.064	22.009	196	21.877	24.023	72
2017	22.769	27.341	19	21.356	25.657	4	21.474	25.812	9	22.009	26.495	185	24.023	28.947	63
A-2

	with EEB and Step-Up			with EEB			with Step-Up			with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
American Funds International Fund - Class 2
2008	22.984	13.051	17	21.737	12.350	8	13.137	7.467	18	13.285	7.563	451	23.496	13.389	116
2009	13.051	18.321	15	12.350	17.345	8	7.467	10.493	16	7.563	10.644	386	13.389	18.862	104
2010	18.321	19.277	12	17.345	18.259	5	10.493	11.052	13	10.644	11.227	344	18.862	19.915	88
2011	19.277	16.273	8	18.259	15.421	4	11.052	9.338	15	11.227	9.501	294	19.915	16.870	62
2012	16.273	18.826	5	15.421	17.849	4	9.338	10.814	11	9.501	11.019	234	16.870	19.585	66
2013	18.826	22.468	4	17.849	21.313	4	10.814	12.920	10	11.019	13.184	237	19.585	23.456	61
2014	22.468	21.460	6	21.313	20.368	4	12.920	12.352	9	13.184	12.624	206	23.456	22.483	49
2015	21.460	20.103	5	20.368	19.089	4	12.352	11.583	8	12.624	11.855	169	22.483	21.135	44
2016	20.103	20.421	8	19.089	19.401	4	11.583	11.778	7	11.855	12.073	147	21.135	21.545	34
2017	20.421	26.478	8	19.401	25.170	4	11.778	15.287	8	12.073	15.693	133	21.545	28.033	30
BlackRock Global Allocation V.I. Fund - Class III
2009	11.157	11.551	26	N/A	N/A	N/A	N/A	N/A	N/A	10.253	11.569	59	10.809	11.576	37
2010	11.551	12.440	37	11.555	12.450	2	11.558	12.460	1*	11.569	12.491	56	11.576	12.511	65
2011	12.440	11.762	39	12.450	11.777	2	12.460	11.792	3	12.491	11.839	59	12.511	11.870	31
2012	11.762	12.690	19	11.777	12.713	2	11.792	12.736	3	11.839	12.806	41	11.870	12.852	28
2013	12.690	14.247	34	12.713	14.280	19	12.736	14.313	2	12.806	14.412	32	12.852	14.479	9
2014	14.247	14.249	32	14.280	14.289	20	14.313	14.330	2	14.412	14.450	31	14.479	14.532	9
2015	14.249	13.840	30	14.289	13.887	14	14.330	13.933	2	14.450	14.071	26	14.532	14.165	8
2016	13.840	14.097	27	13.887	14.151	12	13.933	14.205	2	14.071	14.368	22	14.165	14.478	3
2017	14.097	15.728	23	14.151	15.796	11	14.205	15.865	1*	14.368	16.070	18	14.478	16.209	3
ClearBridge Variable Large Cap Growth Portfolio - Class II
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.060	11.289	1*	N/A	N/A	N/A
ClearBridge Variable Mid Cap Portfolio - Class II
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.305	11.347	5	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.347	12.562	5	N/A	N/A	N/A
Delaware VIP® Diversified Income Series - Service Class
2008	11.778	10.990	53	11.799	11.015	27	11.820	11.041	10	11.884	11.117	87	11.927	11.168	63
2009	10.990	13.658	38	11.015	13.696	17	11.041	13.735	25	11.117	13.851	82	11.168	13.928	61
2010	13.658	14.455	38	13.696	14.503	14	13.735	14.551	17	13.851	14.696	64	13.928	14.793	52
2011	14.455	15.056	37	14.503	15.113	14	14.551	15.171	17	14.696	15.345	53	14.793	15.462	30
2012	15.056	15.788	28	15.113	15.856	14	15.171	15.925	16	15.345	16.131	41	15.462	16.271	28
2013	15.788	15.271	8	15.856	15.344	1*	15.925	15.418	14	16.131	15.642	37	16.271	15.793	17
2014	15.271	15.730	7	15.344	15.814	1*	15.418	15.898	10	15.642	16.152	34	15.793	16.325	15
2015	15.730	15.227	5	15.814	15.316	1*	15.898	15.405	9	16.152	15.675	31	16.325	15.858	13
2016	15.227	15.431	11	15.316	15.529	1*	15.405	15.627	10	15.675	15.925	31	15.858	16.127	13
2017	15.431	15.882	11	15.529	15.990	1*	15.627	16.099	11	15.925	16.431	32	16.127	16.656	9
Delaware VIP® Emerging Markets Series - Service Class
2008	54.134	25.662	1*	54.303	25.756	1*	N/A	N/A	N/A	41.137	19.550	32	28.925	13.760	79
2009	25.662	44.737	1*	25.756	44.922	1*	30.006	41.147	1*	19.550	34.167	32	13.760	24.072	71
2010	44.737	51.889	2	N/A	N/A	N/A	41.147	47.773	1*	34.167	39.728	32	24.072	28.019	41
2011	51.889	40.729	2	N/A	N/A	N/A	47.773	37.535	1*	39.728	31.262	25	28.019	22.070	37
2012	40.729	45.632	1*	N/A	N/A	N/A	37.535	42.096	1*	31.262	35.112	24	22.070	24.813	36
2013	45.632	49.187	1*	N/A	N/A	N/A	42.096	45.421	1*	35.112	37.943	24	24.813	26.840	27
2014	49.187	44.273	1*	N/A	N/A	N/A	45.421	40.924	1*	37.943	34.237	17	26.840	24.243	25
2015	44.273	37.020	1*	N/A	N/A	N/A	40.924	34.255	1*	34.237	28.701	16	24.243	20.343	23
2016	37.020	41.293	1*	N/A	N/A	N/A	34.255	38.246	1*	28.701	32.093	12	20.343	22.770	20
2017	41.293	56.815	1*	N/A	N/A	N/A	38.246	52.676	1*	32.093	44.268	14	22.770	31.440	20
Delaware VIP® High Yield Series - Service Class
2008	16.292	12.080	9	15.771	11.700	3	13.373	9.926	7	13.526	10.054	125	16.655	12.393	53
2009	12.080	17.620	8	11.700	17.074	6	9.926	14.492	7	10.054	14.702	99	12.393	18.139	39
2010	17.620	19.866	6	17.074	19.260	3	14.492	16.356	3	14.702	16.618	96	18.139	20.524	16
2011	19.866	19.946	4	19.260	19.348	3	16.356	16.439	3	16.618	16.727	92	20.524	20.679	11
2012	19.946	22.968	1*	19.348	22.290	3	16.439	18.948	2	16.727	19.308	93	20.679	23.895	9
2013	22.968	24.558	1*	22.290	23.845	3	18.948	20.281	2	19.308	20.697	87	23.895	25.639	8
2014	24.558	23.967	1*	23.845	23.283	3	20.281	19.812	2	20.697	20.249	74	25.639	25.109	7
2015	23.967	21.899	1*	23.283	21.284	3	19.812	18.121	1*	20.249	18.548	51	25.109	23.023	5
2016	21.899	24.262	1*	21.284	23.592	3	18.121	20.096	1*	18.548	20.601	33	23.023	25.596	5
2017	24.262	25.533	1*	23.592	24.841	3	20.096	21.170	1*	20.601	21.735	27	25.596	27.032	5
A-3

	with EEB and Step-Up			with EEB			with Step-Up			with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
Delaware VIP® Limited-Term Diversified Income Series - Service Class
2008	N/A	N/A	N/A	10.108	10.130	1*	N/A	N/A	N/A	10.360	10.202	1*	10.466	10.238	15
2009	N/A	N/A	N/A	10.130	11.196	9	N/A	N/A	N/A	10.202	11.298	61	10.238	11.349	59
2010	11.168	11.429	7	11.196	11.462	11	N/A	N/A	N/A	11.298	11.590	108	11.349	11.655	69
2011	11.429	11.500	6	11.462	11.540	11	N/A	N/A	N/A	11.590	11.692	71	11.655	11.769	58
2012	11.500	11.569	5	11.540	11.614	11	N/A	N/A	N/A	11.692	11.791	82	11.769	11.880	53
2013	11.569	11.200	3	11.614	11.250	11	N/A	N/A	N/A	11.791	11.444	72	11.880	11.542	51
2014	11.200	11.148	2	11.250	11.203	11	N/A	N/A	N/A	11.444	11.419	65	11.542	11.529	51
2015	11.148	11.007	2	11.203	11.067	11	N/A	N/A	N/A	11.419	11.303	55	11.529	11.423	40
2016	11.007	10.987	1*	11.067	11.053	11	N/A	N/A	N/A	11.303	11.311	35	11.423	11.442	34
2017	10.987	10.987	1*	11.053	11.058	9	N/A	N/A	N/A	11.311	11.339	34	11.442	11.482	34
Delaware VIP® REIT Series - Service Class
2008	21.191	13.455	10	20.623	13.101	10	22.758	14.464	6	23.012	14.648	52	21.666	13.805	31
2009	13.455	16.270	4	13.101	15.849	4	14.464	17.508	4	14.648	17.756	42	13.805	16.752	25
2010	16.270	20.212	4	15.849	19.699	4	17.508	21.771	3	17.756	22.114	48	16.752	20.883	16
2011	20.212	21.937	4	19.699	21.391	4	21.771	23.653	2	22.114	24.062	44	20.883	22.745	7
2012	21.937	25.099	3	21.391	24.487	5	23.653	27.090	2	24.062	27.599	40	22.745	26.115	4
2013	25.099	25.100	7	24.487	24.500	9	27.090	27.118	2	27.599	27.669	33	26.115	26.208	3
2014	25.100	31.800	6	24.500	31.056	9	27.118	34.391	2	27.669	35.142	30	26.208	33.319	3
2015	31.800	32.301	5	31.056	31.560	8	34.391	34.967	2	35.142	35.784	22	33.319	33.963	3
2016	32.301	33.473	6	31.560	32.722	7	34.967	36.272	2	35.784	37.176	19	33.963	35.318	3
2017	33.473	33.258	5	32.722	32.528	7	36.272	36.076	2	37.176	37.030	17	35.318	35.215	3
Delaware VIP® Small Cap Value Series - Service Class
2008	20.056	13.761	12	18.734	12.860	9	22.218	15.260	7	22.462	15.451	65	20.504	14.118	32
2009	13.761	17.764	15	12.860	16.609	15	15.260	19.718	4	15.451	19.995	48	14.118	18.289	29
2010	17.764	22.993	13	16.609	21.509	16	19.718	25.547	4	19.995	25.945	41	18.289	23.755	21
2011	22.993	22.201	13	21.509	20.779	14	25.547	24.692	4	25.945	25.115	32	23.755	23.017	19
2012	22.201	24.753	10	20.779	23.179	14	24.692	27.559	2	25.115	28.072	30	23.017	25.753	15
2013	24.753	32.344	3	23.179	30.302	4	27.559	36.045	2	28.072	36.772	26	25.753	33.769	11
2014	32.344	33.518	2	30.302	31.418	4	36.045	37.391	2	36.772	38.202	20	33.769	35.117	9
2015	33.518	30.762	2	31.418	28.849	4	37.391	34.351	2	38.202	35.148	17	35.117	32.343	8
2016	30.762	39.565	2	28.849	37.124	3	34.351	44.226	2	35.148	45.321	17	32.343	41.745	6
2017	39.565	43.385	2	37.124	40.728	3	44.226	48.544	2	45.321	49.821	16	41.745	45.935	5
Delaware VIP® Smid Cap Core Series - Service Class(4)
2008	17.279	9.009	3	16.555	8.636	3	8.760	4.572	17	8.859	4.630	86	17.666	9.243	14
2009	9.009	13.646	3	8.636	13.087	3	4.572	6.932	9	4.630	7.031	64	9.243	14.050	8
2010	16.188	18.301	3	15.531	17.560	3	8.230	9.306	9	8.358	9.454	60	16.713	18.909	6
2011	18.301	19.375	3	17.560	18.600	2	9.306	9.862	6	9.454	10.034	60	18.909	20.089	6
2012	19.375	21.047	1*	18.600	20.215	2	9.862	10.724	4	10.034	10.927	47	20.089	21.899	2
2013	21.047	29.113	6	20.215	27.976	11	10.724	14.849	4	10.927	15.152	46	21.899	30.398	2
2014	29.113	29.385	6	27.976	28.252	11	14.849	15.002	4	15.152	15.332	37	30.398	30.790	2
2015	29.385	30.940	6	28.252	29.761	8	15.002	15.812	4	15.332	16.183	40	30.790	32.532	2
2016	30.940	32.791	5	29.761	31.558	7	15.812	16.775	4	16.183	17.194	26	32.532	34.599	2
2017	32.791	38.088	4	31.558	36.674	6	16.775	19.504	4	17.194	20.022	20	34.599	40.329	1*
Delaware VIP® U.S. Growth Series - Service Class
2008	N/A	N/A	N/A	12.285	6.891	2	N/A	N/A	N/A	12.440	6.992	7	12.517	7.042	11
2009	N/A	N/A	N/A	6.891	9.669	2	N/A	N/A	N/A	6.992	9.831	5	7.042	9.912	1*
2010	N/A	N/A	N/A	9.669	10.777	2	N/A	N/A	N/A	9.831	10.980	4	9.912	11.081	1*
2011	N/A	N/A	N/A	10.777	11.374	1*	N/A	N/A	N/A	10.980	11.610	7	11.081	11.729	1*
2012	N/A	N/A	N/A	11.374	12.947	1*	N/A	N/A	N/A	11.610	13.242	11	11.729	13.391	1*
2013	N/A	N/A	N/A	12.947	17.087	1*	N/A	N/A	N/A	13.242	17.512	20	13.391	17.727	1*
2014	N/A	N/A	N/A	17.087	18.868	1*	N/A	N/A	N/A	17.512	19.377	18	17.727	19.633	1*
2015	N/A	N/A	N/A	18.868	19.463	1*	N/A	N/A	N/A	19.377	20.028	10	N/A	N/A	N/A
2016	N/A	N/A	N/A	19.463	18.056	1*	N/A	N/A	N/A	20.028	18.617	8	N/A	N/A	N/A
2017	N/A	N/A	N/A	18.056	22.707	1*	N/A	N/A	N/A	18.617	23.460	3	N/A	N/A	N/A
A-4

	with EEB and Step-Up			with EEB			with Step-Up			with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
Delaware VIP® Value Series - Service Class
2008	14.982	9.765	1*	13.974	9.112	3	14.796	9.653	6	14.960	9.775	58	15.317	10.018	11
2009	9.765	11.273	1*	9.112	10.524	2	9.653	11.155	4	9.775	11.312	49	10.018	11.606	9
2010	11.273	12.756	1*	10.524	11.915	2	11.155	12.635	2	11.312	12.832	41	11.606	13.178	8
2011	12.756	13.674	1*	11.915	12.780	2	12.635	13.558	1*	12.832	13.791	40	13.178	14.177	9
2012	13.674	15.354	1*	12.780	14.356	2	13.558	15.239	1*	13.791	15.524	32	14.177	15.974	6
2013	15.354	20.093	1*	14.356	18.797	2	15.239	19.962	1*	15.524	20.366	30	15.974	20.978	6
2014	20.093	22.416	1*	18.797	20.981	2	19.962	22.292	1*	20.366	22.778	25	20.978	23.485	5
2015	22.416	21.853	1*	20.981	20.464	2	22.292	21.754	1*	22.778	22.262	23	23.485	22.976	5
2016	21.853	24.513	1*	20.464	22.966	2	21.754	24.426	1*	22.262	25.033	23	22.976	25.862	5
2017	24.513	27.307	1*	22.966	25.597	2	24.426	27.238	1*	25.033	27.956	19	25.862	28.911	2
Deutsche Alternative Asset Allocation VIP Portfolio - Class B
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	11.468	12.619	4	N/A	N/A	N/A	N/A	N/A	N/A	11.483	12.667	1*	11.514	12.714	17
2011	12.619	11.995	4	N/A	N/A	N/A	12.642	12.029	1*	12.667	12.071	1*	12.714	12.128	7
2012	11.995	12.872	4	N/A	N/A	N/A	12.029	12.921	1*	N/A	N/A	N/A	12.128	13.060	7
2013	12.872	12.724	2	N/A	N/A	N/A	12.921	12.786	1*	N/A	N/A	N/A	N/A	N/A	N/A
2014	12.724	12.889	2	N/A	N/A	N/A	12.786	12.964	1*	N/A	N/A	N/A	N/A	N/A	N/A
2015	12.889	11.819	2	N/A	N/A	N/A	12.964	11.900	1*	N/A	N/A	N/A	N/A	N/A	N/A
2016	11.819	12.175	1*	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	12.175	12.783	1*	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Deutsche Equity 500 Index VIP Portfolio - Class A
2008	14.101	8.695	1*	14.146	8.728	2	9.749	6.017	4	9.857	6.094	80	14.414	8.920	1*
2009	8.695	10.777	1*	8.728	10.823	2	6.017	7.466	2	6.094	7.572	59	8.920	11.094	1*
2010	10.777	12.129	1*	10.823	12.187	2	7.466	8.411	3	7.572	8.543	46	11.094	12.530	1*
2011	12.129	12.119	1*	12.187	12.183	2	8.411	8.412	1*	8.543	8.557	42	12.530	12.563	1*
2012	12.119	13.758	1*	12.183	13.837	1*	8.412	9.559	1*	8.557	9.739	47	12.563	14.312	1*
2013	13.758	17.809	1*	13.837	17.920	1*	9.559	12.386	1*	9.739	12.638	58	14.312	18.591	1*
2014	17.809	19.813	1*	17.920	19.947	1*	12.386	13.794	1*	12.638	14.096	19	18.591	20.757	1*
2015	19.813	19.660	1*	19.947	19.803	1*	13.794	13.702	1*	14.096	14.022	10	20.757	20.668	1*
2016	19.660	21.530	1*	19.803	21.698	1*	13.702	15.020	1*	14.022	15.394	8	N/A	N/A	N/A
2017	21.530	25.676	1*	21.698	25.887	1*	15.020	17.929	1*	15.394	18.403	7	N/A	N/A	N/A
Deutsche Small Cap Index VIP Portfolio - Class A(5)
2008	17.775	11.489	2	N/A	N/A	N/A	17.886	11.572	1*	18.057	11.700	28	18.170	11.785	9
2009	11.489	14.268	2	N/A	N/A	N/A	11.572	14.386	1*	11.700	14.567	24	11.785	14.688	8
2010	14.268	17.695	1*	N/A	N/A	N/A	14.386	17.859	1*	14.567	18.111	19	14.688	18.279	7
2011	17.695	16.595	1*	N/A	N/A	N/A	17.859	16.766	1*	18.111	17.028	16	18.279	17.203	4
2012	16.595	18.929	1*	N/A	N/A	N/A	16.766	19.143	1*	17.028	19.471	15	17.203	19.691	4
2013	18.929	25.748	1*	N/A	N/A	N/A	19.143	26.066	1*	19.471	26.553	11	19.691	26.880	3
2014	25.748	26.462	2	N/A	N/A	N/A	26.066	26.815	1*	26.553	27.356	12	N/A	N/A	N/A
2015	26.462	24.770	2	N/A	N/A	N/A	26.815	25.126	1*	27.356	25.672	6	N/A	N/A	N/A
2016	24.770	29.415	2	N/A	N/A	N/A	25.126	29.867	1*	25.672	30.562	5	N/A	N/A	N/A
2017	29.415	32.997	1*	N/A	N/A	N/A	29.867	33.538	1*	30.562	34.369	4	N/A	N/A	N/A
Fidelity VIP Equity-Income(1)
2008	15.200	8.529	1*	14.142	7.939	7	13.933	7.826	9	14.088	7.925	88	15.543	8.752	31
2009	8.529	10.869	1*	7.939	10.122	5	7.826	9.983	3	7.925	10.125	71	8.752	11.192	22
2010	10.869	12.255	1*	10.122	11.419	3	9.983	11.268	2	10.125	11.445	64	11.192	12.664	19
2011	12.255	12.103	1*	11.419	11.283	3	11.268	11.139	2	11.445	11.331	50	12.664	12.551	18
2012	12.103	13.900	1*	11.283	12.965	3	11.139	12.806	2	11.331	13.046	47	12.551	14.465	14
2013	13.900	16.232	1*	12.965	15.142	2	12.806	14.959	2	13.046	15.249	48	14.465	16.913	17
Fidelity VIP Overseas(6)
2008	20.516	11.280	1*	20.588	11.326	2	12.611	6.941	1*	12.754	7.030	53	20.976	11.575	28
2009	11.280	13.970	1*	11.326	14.033	2	6.941	8.604	1*	7.030	8.728	46	11.575	14.385	10
2010	13.970	15.466	1*	14.033	15.543	1*	8.604	9.535	3	8.728	9.687	46	14.385	15.981	9
2011	15.466	12.543	1*	15.543	12.612	1*	N/A	N/A	N/A	9.687	7.876	38	15.981	13.006	9
2012	12.543	14.815	1*	N/A	N/A	N/A	N/A	N/A	N/A	7.876	9.326	34	13.006	15.416	8
2013	14.815	16.518	1*	N/A	N/A	N/A	N/A	N/A	N/A	9.326	10.407	34	15.416	17.210	7
A-5

	with EEB and Step-Up			with EEB			with Step-Up			with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2008	19.846	11.159	23	19.912	11.202	16	19.974	11.242	11	20.161	11.365	124	20.286	11.447	86
2009	11.159	14.833	17	11.202	14.897	17	11.242	14.958	7	11.365	15.143	109	11.447	15.268	74
2010	14.833	17.017	14	14.897	17.099	18	14.958	17.178	7	15.143	17.417	101	15.268	17.578	47
2011	17.017	16.232	13	17.099	16.318	17	17.178	16.402	5	17.417	16.655	92	17.578	16.826	39
2012	16.232	18.497	12	16.318	18.605	16	16.402	18.709	5	16.655	19.027	86	16.826	19.241	36
2013	18.497	23.767	13	18.605	23.918	19	18.709	24.064	4	19.027	24.509	73	19.241	24.809	25
2014	23.767	26.037	12	23.918	26.216	18	24.064	26.389	3	24.509	26.917	61	24.809	27.275	15
2015	26.037	25.653	11	26.216	25.842	13	26.389	26.026	4	26.917	26.586	53	27.275	26.967	13
2016	25.653	27.116	10	25.842	27.329	11	26.026	27.537	3	26.586	28.173	45	26.967	28.605	11
2017	27.116	32.349	8	27.329	32.620	10	27.537	32.885	3	28.173	33.694	40	28.605	34.245	11
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Fidelity® VIP Growth Portfolio - Service Class 2
2008	14.241	7.362	1*	12.976	6.712	1*	N/A	N/A	N/A	8.299	4.301	47	14.560	7.554	11
2009	7.362	9.244	1*	6.712	8.431	1*	N/A	N/A	N/A	4.301	5.414	32	7.554	9.518	4
2010	9.244	11.234	1*	N/A	N/A	N/A	N/A	N/A	N/A	5.414	6.596	31	9.518	11.607	4
2011	11.234	11.019	1*	N/A	N/A	N/A	N/A	N/A	N/A	6.596	6.486	23	11.607	11.425	3
2012	11.019	12.369	1*	N/A	N/A	N/A	N/A	N/A	N/A	6.486	7.299	22	11.425	12.870	3
2013	12.369	16.506	1*	N/A	N/A	N/A	N/A	N/A	N/A	7.299	9.764	19	12.870	17.234	2
2014	16.506	17.979	1*	N/A	N/A	N/A	N/A	N/A	N/A	9.764	10.662	18	17.234	18.837	2
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.662	11.212	17	18.837	19.828	2
2016	17.330	18.605	5	N/A	N/A	N/A	N/A	N/A	N/A	11.212	11.089	10	19.828	19.631	2
2017	18.605	24.611	2	N/A	N/A	N/A	N/A	N/A	N/A	11.089	14.705	7	19.631	26.058	1*
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2008	14.413	8.540	11	N/A	N/A	N/A	14.450	8.571	4	14.506	8.617	38	14.543	8.648	37
2009	8.540	11.711	10	N/A	N/A	N/A	N/A	N/A	N/A	8.617	11.845	27	8.648	11.900	18
2010	11.711	14.774	7	11.738	14.815	3	N/A	N/A	N/A	11.845	14.981	28	11.900	15.064	21
2011	14.774	12.922	7	14.815	12.965	3	N/A	N/A	N/A	14.981	13.136	12	15.064	13.223	16
2012	12.922	14.525	4	12.965	14.581	3	N/A	N/A	N/A	13.136	14.803	7	13.223	14.915	15
2013	N/A	N/A	N/A	14.581	19.448	3	N/A	N/A	N/A	14.803	19.784	10	14.915	19.954	12
2014	N/A	N/A	N/A	19.448	20.243	3	N/A	N/A	N/A	19.784	20.634	11	19.954	20.832	12
2015	N/A	N/A	N/A	20.243	19.548	3	N/A	N/A	N/A	20.634	19.965	10	20.832	20.177	11
2016	18.161	21.353	2	19.548	21.478	2	N/A	N/A	N/A	19.965	21.980	7	20.177	22.236	7
2017	21.353	25.255	3	21.478	25.414	2	N/A	N/A	N/A	21.980	26.061	4	22.236	26.390	2
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.494	11.560	1*	N/A	N/A	N/A
Franklin Income VIP Fund - Class 2
2008	11.407	7.873	51	11.416	7.883	33	11.425	7.894	3	11.453	7.925	29	11.471	7.945	91
2009	7.873	10.475	19	7.883	10.494	4	7.894	10.512	9	7.925	10.570	44	7.945	10.608	94
2010	10.475	11.580	12	N/A	N/A	N/A	10.512	11.634	5	10.570	11.714	37	10.608	11.768	40
2011	11.580	11.633	8	N/A	N/A	N/A	11.634	11.698	2	11.714	11.797	31	11.768	11.864	5
2012	11.633	12.858	7	N/A	N/A	N/A	11.698	12.943	2	11.797	13.072	34	11.864	13.159	6
2013	12.858	14.375	12	13.813	14.430	17	12.943	14.485	2	13.072	14.651	27	13.159	14.763	4
2014	14.375	14.755	12	14.430	14.819	16	14.485	14.883	2	14.651	15.077	23	14.763	15.207	4
2015	14.755	13.456	13	14.819	13.521	12	14.883	13.586	2	15.077	13.784	20	15.207	13.917	1*
2016	13.456	15.055	11	13.521	15.135	9	13.586	15.215	1*	13.784	15.459	19	13.917	15.624	1*
2017	15.055	16.200	9	15.135	16.295	10	15.215	16.390	1*	15.459	16.677	13	15.624	16.872	3
Franklin Mutual Shares VIP Fund - Class 2
2008	11.421	7.048	11	10.520	7.057	17	10.761	7.066	1*	11.467	7.093	25	11.486	7.112	10
2009	N/A	N/A	N/A	N/A	N/A	N/A	7.066	8.748	1*	7.093	8.795	16	7.112	8.827	9
2010	N/A	N/A	N/A	8.732	9.531	5	8.748	9.554	1*	8.795	9.619	22	8.827	9.664	12
2011	N/A	N/A	N/A	9.531	9.259	5	9.554	9.286	2	9.619	9.363	27	9.664	9.416	2
2012	N/A	N/A	N/A	9.259	10.384	5	9.286	10.419	1*	9.363	10.522	25	9.416	10.592	2
2013	N/A	N/A	N/A	10.384	13.075	5	N/A	N/A	N/A	10.522	13.275	24	10.592	13.377	2
2014	N/A	N/A	N/A	13.075	13.749	5	N/A	N/A	N/A	13.275	13.988	23	13.377	14.109	1*
2015	N/A	N/A	N/A	13.749	12.831	5	N/A	N/A	N/A	13.988	13.079	22	14.109	13.206	1*
2016	N/A	N/A	N/A	12.831	14.618	5	N/A	N/A	N/A	13.079	14.931	20	13.206	15.091	1*
2017	N/A	N/A	N/A	14.618	15.548	3	N/A	N/A	N/A	14.931	15.913	19	15.091	16.099	1*
A-6

	with EEB and Step-Up			with EEB			with Step-Up			with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
FTVIPT Franklin Small-Mid Cap Growth Securities(5)
2008	15.170	8.559	1*	15.204	8.582	2	8.300	4.687	1*	8.394	4.748	71	15.494	8.773	12
2009	8.559	12.057	1*	8.582	12.096	2	4.687	6.610	1*	4.748	6.705	64	8.773	12.402	10
2010	12.057	15.098	1*	12.096	15.155	2	6.610	8.285	1*	6.705	8.417	58	12.402	15.584	9
2011	15.098	14.098	1*	15.155	14.158	2	8.285	7.744	1*	8.417	7.879	50	15.584	14.603	8
2012	14.098	15.334	1*	14.158	15.407	2	N/A	N/A	N/A	7.879	8.591	42	14.603	15.939	7
2013	15.334	17.852	1*	15.407	17.940	2	N/A	N/A	N/A	8.591	10.012	42	15.939	18.580	8
Invesco V.I. American Franchise Fund - Series II Shares
2008	N/A	N/A	N/A	N/A	N/A	N/A	12.963	7.305	2	13.086	7.385	10	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	7.305	8.661	2	7.385	8.769	10	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	8.661	9.800	2	8.769	9.937	10	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	9.800	8.844	1*	9.937	8.981	10	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.303	9.915	10	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.915	13.635	7	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	13.635	14.507	7	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	14.507	14.947	6	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	14.947	14.999	6	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	14.999	18.742	6	N/A	N/A	N/A
Invesco V.I. Core Equity Fund - Series II Shares
2008	12.643	8.643	3	12.113	8.286	4	12.723	8.707	3	12.267	8.408	8	12.344	8.469	2
2009	8.643	10.854	1*	8.286	10.410	4	8.707	10.945	3	8.408	10.584	5	N/A	N/A	N/A
2010	10.854	11.634	1*	10.410	11.164	2	10.945	11.744	2	10.584	11.374	4	N/A	N/A	N/A
2011	11.634	11.382	1*	11.164	10.927	2	11.744	11.500	2	11.374	11.155	5	N/A	N/A	N/A
2012	11.382	12.688	1*	10.927	12.187	2	11.500	12.833	1*	11.155	12.466	4	N/A	N/A	N/A
2013	12.688	16.051	1*	12.187	15.426	2	12.833	16.251	1*	12.466	15.810	6	14.378	16.005	1*
2014	16.051	16.985	1*	15.426	16.331	2	16.251	17.214	1*	15.810	16.771	4	16.005	16.995	1*
2015	16.985	15.665	1*	16.331	15.069	2	17.214	15.893	1*	16.771	15.507	3	N/A	N/A	N/A
2016	15.665	16.910	1*	15.069	16.275	2	15.893	17.173	1*	15.507	16.781	3	N/A	N/A	N/A
2017	16.910	18.728	1*	16.275	18.035	2	17.173	19.039	1*	16.781	18.632	3	N/A	N/A	N/A
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	12.079	12.307	1*	N/A	N/A	N/A
Invesco V.I. International Growth Fund - Series II Shares
2008	N/A	N/A	N/A	21.886	12.773	1*	23.225	13.561	1*	23.435	13.705	10	22.298	13.053	1*
2009	N/A	N/A	N/A	12.773	16.918	1*	13.561	17.970	1*	13.705	18.187	7	N/A	N/A	N/A
2010	N/A	N/A	N/A	16.918	18.702	1*	17.970	19.874	1*	18.187	20.145	7	N/A	N/A	N/A
2011	N/A	N/A	N/A	18.702	17.074	1*	19.874	18.155	1*	20.145	18.430	6	N/A	N/A	N/A
2012	N/A	N/A	N/A	17.074	19.319	1*	N/A	N/A	N/A	18.430	20.893	6	N/A	N/A	N/A
2013	N/A	N/A	N/A	19.319	22.515	1*	N/A	N/A	N/A	20.893	24.398	6	N/A	N/A	N/A
2014	N/A	N/A	N/A	22.515	22.122	1*	N/A	N/A	N/A	24.398	24.021	7	N/A	N/A	N/A
2015	N/A	N/A	N/A	22.122	21.148	1*	23.707	22.530	1*	24.021	23.009	6	N/A	N/A	N/A
2016	N/A	N/A	N/A	21.148	20.616	1*	N/A	N/A	N/A	23.009	22.475	7	N/A	N/A	N/A
2017	N/A	N/A	N/A	20.616	24.838	1*	N/A	N/A	N/A	22.475	27.132	6	N/A	N/A	N/A
Janus Henderson Balanced Portfolio - Service Shares
2008	14.328	11.800	1*	14.378	11.847	4	14.416	11.885	8	14.549	12.012	29	14.643	12.102	7
2009	11.800	14.540	1*	11.847	14.605	1*	11.885	14.659	2	12.012	14.839	25	12.102	14.964	6
2010	14.540	15.426	1*	14.605	15.502	1*	14.659	15.567	1*	14.839	15.781	23	14.964	15.931	6
2011	15.426	15.340	1*	15.502	15.424	1*	15.567	15.497	1*	15.781	15.733	19	15.931	15.898	3
2012	15.340	17.064	1*	15.424	17.167	1*	15.497	17.257	1*	15.733	17.546	15	15.898	17.747	3
2013	17.064	20.059	1*	17.167	20.190	1*	17.257	20.309	1*	17.546	20.676	20	17.747	20.935	3
2014	20.059	21.303	1*	20.190	21.452	1*	20.309	21.600	1*	20.676	22.013	19	20.935	22.311	3
2015	21.303	20.988	1*	21.452	21.146	1*	21.600	21.296	1*	22.013	21.742	18	22.311	22.058	2
2016	20.988	21.484	1*	21.146	21.656	1*	21.296	21.819	1*	21.742	22.311	17	22.058	22.658	2
2017	21.484	24.903	1*	21.656	25.114	1*	21.819	25.315	1*	22.311	25.926	16	22.658	26.355	1*
A-7

	with EEB and Step-Up			with EEB			with Step-Up			with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
Janus Henderson Enterprise Portfolio - Service Shares
2008	N/A	N/A	N/A	18.371	10.125	1*	18.419	10.156	1*	18.592	10.267	5	18.709	10.342	1*
2009	N/A	N/A	N/A	10.125	14.357	1*	10.156	14.408	1*	10.267	14.587	3	10.342	14.709	1*
2010	N/A	N/A	N/A	14.357	17.690	1*	14.408	17.763	1*	14.587	18.010	4	14.709	18.178	5
2011	N/A	N/A	N/A	17.690	17.079	1*	17.763	17.157	1*	18.010	17.422	4	18.178	17.603	5
2012	N/A	N/A	N/A	17.079	19.614	1*	17.157	19.714	1*	17.422	20.049	3	17.603	20.277	5
2013	20.784	25.257	1*	19.614	25.425	1*	19.714	25.565	1*	20.049	26.039	2	20.277	26.361	5
2014	25.257	27.815	1*	25.425	28.015	1*	25.565	28.183	1*	26.039	28.749	1*	26.361	29.133	5
2015	27.815	28.320	1*	28.015	28.538	1*	28.183	28.723	1*	28.749	29.343	1*	29.133	29.766	5
2016	N/A	N/A	N/A	28.538	31.406	1*	28.723	31.625	1*	29.343	32.357	1*	29.766	32.856	5
2017	N/A	N/A	N/A	31.406	39.182	1*	31.625	39.474	1*	32.357	40.449	1*	32.856	41.113	1*
Janus Henderson Global Research Portfolio - Service Shares
2008	13.419	7.267	3	N/A	N/A	N/A	13.507	7.321	1*	13.635	7.402	8	N/A	N/A	N/A
2009	7.267	9.797	3	N/A	N/A	N/A	7.321	9.880	1*	7.402	10.004	6	N/A	N/A	N/A
2010	9.797	11.104	3	N/A	N/A	N/A	9.880	11.210	1*	10.004	11.368	6	N/A	N/A	N/A
2011	11.104	9.371	3	N/A	N/A	N/A	11.210	9.470	1*	11.368	9.617	4	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	9.470	11.149	1*	9.617	11.339	4	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	11.149	14.024	1*	11.339	14.285	4	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	14.024	14.763	1*	14.285	15.060	3	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	14.763	14.133	1*	15.060	14.438	1*	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	14.133	14.133	1*	14.438	14.460	1*	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	14.133	17.588	1*	14.460	18.020	1*	N/A	N/A	N/A
JPMorgan Insurance Trust Core Bond Portfolio - Class 2
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	9.923	11.224	1*	N/A	N/A	N/A	N/A	N/A	N/A
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.245	11.191	3	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.191	10.541	2	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.541	12.176	2	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	12.176	13.580	1*	N/A	N/A	N/A
LVIP Baron Growth Opportunities Fund - Service Class
2008	10.463	6.423	2	N/A	N/A	N/A	10.774	6.440	1*	10.800	6.465	1*	N/A	N/A	N/A
2009	6.423	8.718	2	N/A	N/A	N/A	6.440	8.749	1*	6.465	8.797	1*	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	8.749	10.861	2	8.797	10.936	2	8.829	10.987	1*
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.936	11.190	2	10.987	11.253	1*
2012	N/A	N/A	N/A	N/A	N/A	N/A	11.879	12.886	1*	11.190	13.015	2	11.253	13.101	1*
2013	15.326	17.593	9	15.571	17.660	14	N/A	N/A	N/A	13.015	17.931	5	13.101	18.068	1*
2014	17.593	18.100	9	17.660	18.178	14	N/A	N/A	N/A	17.931	18.494	8	18.068	18.654	1*
2015	18.100	16.912	9	18.178	16.993	10	N/A	N/A	N/A	18.494	17.323	8	18.654	17.491	1*
2016	16.912	17.518	8	16.993	17.611	8	N/A	N/A	N/A	17.323	17.989	4	17.491	18.181	1*
2017	17.518	21.870	6	17.611	21.997	7	N/A	N/A	N/A	17.989	22.514	1*	18.181	22.777	1*
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.706	7.084	1*	11.739	7.110	8
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	7.084	8.570	1*	7.110	8.611	5
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	8.570	9.917	1*	8.611	9.974	5
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.917	9.480	1*	9.974	9.544	5
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.480	10.881	1*	9.544	10.966	1*
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.881	12.621	1*	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	12.621	12.815	1*	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	12.815	11.963	7	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.963	13.141	7	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	13.141	15.013	8	N/A	N/A	N/A
LVIP BlackRock Emerging Markets Managed Volatility(11)
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.662	9.251	1*	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.251	7.715	2	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	7.715	8.104	4	N/A	N/A	N/A
A-8

	with EEB and Step-Up			with EEB			with Step-Up			with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Service Class
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.761	9.570	3
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.570	9.658	3
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.658	10.728	2
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP BlackRock Inflation Protected Bond Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	10.086	11.083	1*	10.096	11.110	8	10.102	11.128	1*
2012	N/A	N/A	N/A	N/A	N/A	N/A	11.083	11.565	1*	11.110	11.611	17	11.128	11.641	1*
2013	11.233	10.348	18	11.250	10.367	22	11.565	10.385	35	11.611	10.442	89	11.641	10.480	49
2014	10.348	10.446	18	10.367	10.470	23	10.385	10.494	35	10.442	10.567	77	10.480	10.616	16
2015	10.446	9.940	18	10.470	9.968	17	10.494	9.996	35	10.567	10.081	71	10.616	10.138	14
2016	9.940	10.077	17	9.968	10.111	14	9.996	10.144	35	10.081	10.246	70	10.138	10.314	13
2017	10.077	10.079	15	10.111	10.117	15	10.144	10.156	35	10.246	10.273	64	10.314	10.351	14
LVIP BlackRock Scientific Allocation Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP BlackRock U.S. Opportunities Managed Volatility(12)
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Blended Core Equity Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class
2008	N/A	N/A	N/A	14.590	8.476	1*	14.615	8.494	1*	14.752	8.587	5	14.844	8.649	7
2009	N/A	N/A	N/A	8.476	11.526	1*	8.494	11.557	1*	8.587	11.701	3	8.649	11.798	7
2010	N/A	N/A	N/A	N/A	N/A	N/A	11.557	12.639	1*	11.701	12.815	3	11.798	12.934	4
2011	N/A	N/A	N/A	N/A	N/A	N/A	12.639	11.708	1*	12.815	11.889	3	12.934	12.011	2
2012	N/A	N/A	N/A	N/A	N/A	N/A	11.708	13.383	1*	11.889	13.611	3	12.011	13.764	2
2013	N/A	N/A	N/A	N/A	N/A	N/A	13.383	16.496	1*	13.611	16.802	3	13.764	17.009	1*
2014	N/A	N/A	N/A	N/A	N/A	N/A	16.496	17.069	1*	16.802	17.411	1*	17.009	17.643	1*
2015	N/A	N/A	N/A	N/A	N/A	N/A	17.069	16.989	1*	17.411	17.356	1*	17.643	17.604	1*
2016	N/A	N/A	N/A	N/A	N/A	N/A	16.989	16.467	1*	17.356	16.847	1*	17.604	17.106	1*
2017	N/A	N/A	N/A	N/A	N/A	N/A	16.467	20.400	1*	16.847	20.902	1*	17.106	21.244	1*
LVIP Blended Mid Cap Managed Volatility Fund - Service Class
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	6.191	7.849	1*	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	7.849	9.800	2	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.800	8.885	1*	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	8.885	9.282	1*	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.282	11.369	3	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.369	10.339	5	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.339	9.719	5	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.719	9.751	4	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.751	12.013	4	N/A	N/A	N/A
A-9

	with EEB and Step-Up			with EEB			with Step-Up			with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Clarion Global Real Estate Fund - Service Class
2008	8.135	4.655	5	N/A	N/A	N/A	N/A	N/A	N/A	7.668	4.674	3	5.153	4.682	3
2009	4.655	6.280	5	N/A	N/A	N/A	N/A	N/A	N/A	4.674	6.321	11	4.682	6.338	5
2010	6.280	7.250	4	N/A	N/A	N/A	N/A	N/A	N/A	6.321	7.316	12	6.338	7.343	6
2011	7.250	6.480	5	N/A	N/A	N/A	N/A	N/A	N/A	7.316	6.556	4	7.343	6.586	2
2012	6.480	7.909	4	N/A	N/A	N/A	N/A	N/A	N/A	6.556	8.021	9	6.586	8.066	1*
2013	7.909	7.996	2	N/A	N/A	N/A	N/A	N/A	N/A	8.021	8.130	5	N/A	N/A	N/A
2014	7.996	8.913	2	N/A	N/A	N/A	N/A	N/A	N/A	8.130	9.084	5	N/A	N/A	N/A
2015	8.913	8.617	2	N/A	N/A	N/A	N/A	N/A	N/A	9.084	8.805	2	N/A	N/A	N/A
2016	8.617	8.534	1*	N/A	N/A	N/A	9.332	8.617	1*	8.805	8.742	2	N/A	N/A	N/A
2017	8.534	9.260	1*	N/A	N/A	N/A	8.617	9.359	1*	8.742	9.509	2	N/A	N/A	N/A
LVIP ClearBridge Large Cap Managed Volatility Fund - Service Class
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.326	10.879	7	N/A	N/A	N/A
LVIP Delaware Bond Fund - Standard Class
2008	12.726	12.122	31	12.740	12.140	13	14.387	13.717	30	14.546	13.889	481	13.010	12.435	202
2009	12.122	14.142	15	12.140	14.171	12	13.717	16.019	25	13.889	16.244	415	12.435	14.558	181
2010	14.142	15.053	14	14.170	15.092	12	16.019	17.069	23	16.244	17.335	403	14.558	15.551	138
2011	15.053	15.898	12	15.092	15.947	11	17.069	18.045	12	17.335	18.354	315	15.551	16.482	92
2012	15.898	16.630	11	15.947	16.689	6	18.045	18.894	7	18.354	19.246	290	16.482	17.300	84
2013	16.630	15.940	11	16.689	16.005	6	18.894	18.129	7	19.246	18.495	247	17.300	16.641	66
2014	15.940	16.575	11	16.005	16.650	6	18.129	18.869	7	18.495	19.279	179	16.641	17.364	63
2015	16.575	16.326	9	16.650	16.409	6	18.869	18.604	5	19.279	19.037	132	17.364	17.164	53
2016	16.326	16.455	14	16.409	16.546	6	18.604	18.770	5	19.037	19.235	123	17.164	17.360	47
2017	16.455	16.851	13	16.546	16.953	6	18.770	19.241	4	19.235	19.748	120	17.360	17.840	30
LVIP Delaware Diversified Floating Rate Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.034	10.037	1*	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.037	9.825	6	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.825	10.047	12	N/A	N/A	N/A
2013	9.846	9.843	5	N/A	N/A	N/A	N/A	N/A	N/A	10.047	9.932	26	9.969	9.968	2
2014	9.843	9.692	4	N/A	N/A	N/A	N/A	N/A	N/A	9.932	9.805	25	9.968	9.851	2
2015	9.692	9.418	4	9.447	9.444	7	N/A	N/A	N/A	9.805	9.551	24	9.851	9.605	1*
2016	9.418	9.426	4	9.444	9.457	7	N/A	N/A	N/A	9.551	9.583	27	9.605	9.647	1*
2017	9.426	9.459	3	N/A	N/A	N/A	N/A	N/A	N/A	9.583	9.641	27	9.647	9.715	1*
LVIP Delaware Social Awareness Fund - Standard Class
2008	N/A	N/A	N/A	15.437	9.939	1*	N/A	N/A	N/A	16.439	10.605	17	15.726	10.156	37
2009	N/A	N/A	N/A	9.939	12.684	1*	N/A	N/A	N/A	10.605	13.561	13	10.156	13.000	31
2010	N/A	N/A	N/A	12.684	13.893	1*	N/A	N/A	N/A	13.561	14.883	11	13.000	14.281	24
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	14.883	14.732	10	14.281	14.151	15
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	14.732	16.706	10	14.151	16.062	13
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	16.706	22.298	12	16.062	21.460	11
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	22.298	25.267	8	21.460	24.342	10
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	25.267	24.689	7	24.342	23.809	10
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	24.689	25.897	6	23.809	24.999	9
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	25.897	30.619	5	24.999	29.585	9
LVIP Delaware Special Opportunities Fund - Service Class
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	7.258	9.294	2	7.277	9.328	9
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.294	8.636	2	9.328	8.676	9
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	8.676	9.784	9
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.792	12.759	1*	9.784	12.844	9
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	12.759	13.461	1*	12.844	13.564	9
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	13.461	13.229	1*	13.564	13.343	9
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	13.343	15.763	9
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	17.746	18.020	1*	N/A	N/A	N/A
A-10

	with EEB and Step-Up			with EEB			with Step-Up			with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Delaware Wealth Builder Fund - Standard Class(7)
2008	15.878	10.403	12	N/A	N/A	N/A	15.982	10.482	1*	16.128	10.594	45	15.646	10.287	50
2009	10.403	13.473	8	N/A	N/A	N/A	10.482	13.588	1*	10.594	13.754	44	10.287	13.369	44
2010	13.473	14.870	4	N/A	N/A	N/A	13.588	15.012	1*	13.754	15.218	42	13.369	14.807	22
2011	14.870	14.294	3	N/A	N/A	N/A	15.012	14.445	1*	15.218	14.665	42	14.807	14.284	16
2012	14.294	15.890	3	N/A	N/A	N/A	14.445	16.073	1*	14.665	16.343	35	14.284	15.933	11
2013	15.890	18.745	1*	N/A	N/A	N/A	N/A	N/A	N/A	16.343	19.328	28	15.933	18.863	6
2014	18.745	19.191	1*	N/A	N/A	N/A	N/A	N/A	N/A	19.328	19.838	25	18.863	19.379	6
2015	19.191	18.579	1*	N/A	N/A	N/A	N/A	N/A	N/A	19.838	19.253	11	19.379	18.827	3
2016	18.579	19.253	1*	N/A	N/A	N/A	N/A	N/A	N/A	19.253	20.002	11	18.827	19.579	3
2017	19.253	21.216	1*	N/A	N/A	N/A	N/A	N/A	N/A	20.002	22.093	11	19.579	21.648	2
LVIP Dimensional International Core Equity Fund - Service Class
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	8.929	9.194	3	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.194	11.488	3	N/A	N/A	N/A
LVIP Dimensional International Equity Managed Volatility Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.897	7.490	1*	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	7.490	9.153	2	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.153	10.133	3	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.133	10.051	2	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.051	11.361	2	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.361	14.840	2	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	17.393	17.734	2	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	17.734	21.012	4	N/A	N/A	N/A
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.486	10.723	3	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.723	12.449	3	N/A	N/A	N/A
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.347	13.656	1*	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	12.642	12.716	2	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	12.716	13.866	2	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	13.866	16.213	3	N/A	N/A	N/A
LVIP Dimensional/Vanguard Total Bond Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	10.336	10.331	1*	10.058	10.341	14	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	10.331	10.500	1*	10.341	10.525	14	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.525	10.042	13	10.095	10.068	3
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.042	10.312	20	10.068	10.349	3
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.312	10.149	19	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.149	10.167	29	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.167	10.269	33	N/A	N/A	N/A
A-11

	with EEB and Step-Up			with EEB			with Step-Up			with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.792	5.981	2	5.150	5.991	1*
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	5.981	7.519	5	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	7.519	7.863	4	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	7.863	7.476	4	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	7.476	8.891	3	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	8.891	10.462	2	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.462	10.062	5	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.062	9.080	5	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.080	9.124	5	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.124	10.869	12	N/A	N/A	N/A
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Franklin Templeton Value Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.662	9.303	2
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.303	10.163	2
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Global Conservative Allocation Managed Risk Fund - Service Class
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.630	9.306	32	11.660	9.340	334
2009	N/A	N/A	N/A	N/A	N/A	N/A	8.792	11.323	18	9.306	11.401	30	9.340	11.453	421
2010	N/A	N/A	N/A	N/A	N/A	N/A	11.323	12.259	18	11.401	12.362	37	11.453	12.431	36
2011	N/A	N/A	N/A	N/A	N/A	N/A	12.259	12.453	17	12.362	12.576	37	12.431	12.659	31
2012	N/A	N/A	N/A	N/A	N/A	N/A	12.453	13.393	17	12.576	13.546	35	12.659	13.649	40
2013	N/A	N/A	N/A	N/A	N/A	N/A	13.393	14.400	16	13.546	14.586	36	13.649	14.712	31
2014	N/A	N/A	N/A	N/A	N/A	N/A	14.400	14.911	15	14.586	15.127	36	14.712	15.272	30
2015	N/A	N/A	N/A	N/A	N/A	N/A	14.911	14.318	15	15.127	14.547	36	15.272	14.702	29
2016	N/A	N/A	N/A	N/A	N/A	N/A	14.318	14.731	1*	14.547	14.989	25	14.702	15.163	16
2017	N/A	N/A	N/A	N/A	N/A	N/A	14.731	15.947	1*	14.989	16.251	25	15.163	16.456	16
LVIP Global Growth Allocation Managed Risk Fund - Service Class
2008	N/A	N/A	N/A	N/A	N/A	N/A	12.797	8.348	2	12.847	8.393	27	12.880	8.423	74
2009	N/A	N/A	N/A	N/A	N/A	N/A	8.348	10.553	2	8.393	10.625	21	8.423	10.674	70
2010	N/A	N/A	N/A	N/A	N/A	N/A	10.553	11.653	2	10.625	11.751	22	10.674	11.816	59
2011	N/A	N/A	N/A	N/A	N/A	N/A	11.653	11.417	2	11.751	11.530	3	11.816	11.606	156
2012	N/A	N/A	N/A	N/A	N/A	N/A	11.417	12.208	2	11.530	12.348	5	11.606	12.442	166
2013	12.925	13.465	43	13.217	13.523	18	12.208	13.581	2	12.348	13.757	6	12.442	13.875	220
2014	13.465	13.635	41	13.523	13.701	17	13.581	13.766	2	13.757	13.965	5	13.875	14.100	216
2015	13.635	12.853	70	N/A	N/A	N/A	13.766	12.989	2	13.965	13.197	5	14.100	13.337	163
2016	12.853	13.177	38	N/A	N/A	N/A	12.989	13.330	2	13.197	13.563	5	13.337	13.721	153
2017	13.177	14.912	35	N/A	N/A	N/A	13.330	15.101	2	13.563	15.388	13	13.721	15.583	125
LVIP Global Income Fund - Service Class
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.670	10.673	1*
2010	10.652	11.436	1*	N/A	N/A	N/A	N/A	N/A	N/A	10.668	11.482	1*	10.673	11.498	15
2011	11.436	11.314	2	N/A	N/A	N/A	N/A	N/A	N/A	11.482	11.388	1*	11.498	11.415	3
2012	11.314	11.925	2	N/A	N/A	N/A	N/A	N/A	N/A	11.388	12.033	2	11.415	12.074	1*
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	12.033	11.474	2	12.074	11.524	1*
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.474	11.476	2	11.524	11.538	1*
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.476	11.032	2	11.538	11.103	1*
2016	N/A	N/A	N/A	N/A	N/A	N/A	10.878	10.759	1*	11.032	10.880	2	11.103	10.961	1*
2017	N/A	N/A	N/A	11.012	11.026	1*	N/A	N/A	N/A	10.880	11.214	1*	10.961	11.309	1*
LVIP Global Moderate Allocation Managed Risk Fund - Service Class
2008	12.261	8.805	5	12.277	8.821	9	11.813	8.837	1*	12.340	8.884	73	12.372	8.916	42
2009	8.805	11.035	5	8.821	11.060	7	8.837	11.085	1*	8.884	11.162	83	8.916	11.213	45
2010	11.035	12.092	4	11.060	12.126	3	N/A	N/A	N/A	11.162	12.261	57	11.213	12.330	44
2011	12.092	11.973	4	12.126	12.012	2	12.159	12.052	1*	12.261	12.171	49	12.330	12.251	42
2012	11.973	12.842	4	12.012	12.891	19	12.052	12.940	1*	12.171	13.088	49	12.251	13.187	32
2013	12.842	14.060	3	12.891	14.120	2	12.940	14.181	1*	13.088	14.364	53	13.187	14.488	32
2014	14.060	14.331	3	14.120	14.400	1*	14.181	14.469	1*	14.364	14.678	33	14.488	14.819	31
2015	14.331	13.553	3	14.400	13.624	1*	14.469	13.697	1*	14.678	13.916	32	14.819	14.063	29
2016	13.553	13.839	3	13.624	13.920	1*	13.697	14.001	1*	13.916	14.246	21	14.063	14.411	29
2017	13.839	15.485	2	13.920	15.583	1*	14.001	15.681	1*	14.246	15.980	30	14.411	16.182	16
A-12

	with EEB and Step-Up			with EEB			with Step-Up			with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Goldman Sachs Income Builder Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Government Money Market Fund - Standard Class
2008	10.397	10.441	16	10.432	10.481	25	10.888	10.944	69	11.009	11.082	450	10.628	10.710	101
2009	10.441	10.276	3	10.481	10.320	12	10.944	10.781	35	11.082	10.934	313	10.710	10.577	76
2010	10.276	10.087	1*	10.320	10.136	9	10.781	10.594	2	10.934	10.760	238	10.577	10.420	66
2011	10.087	9.899	1*	10.136	9.953	6	10.594	10.408	1*	10.760	10.587	187	10.420	10.263	160
2012	9.899	9.715	1*	9.953	9.773	5	10.408	10.225	1*	10.587	10.416	180	10.263	10.107	33
2013	N/A	N/A	N/A	9.773	9.596	5	10.225	10.045	1*	10.416	10.249	119	10.107	9.954	31
2014	N/A	N/A	N/A	9.596	9.423	4	10.045	9.869	1*	10.249	10.083	109	9.954	9.804	36
2015	N/A	N/A	N/A	9.423	9.252	3	9.869	9.695	1*	10.083	9.921	121	9.804	9.655	20
2016	N/A	N/A	N/A	9.252	9.085	2	9.695	9.525	1*	9.921	9.761	116	9.655	9.509	20
2017	N/A	N/A	N/A	9.085	8.955	2	9.525	9.393	1*	9.761	9.641	120	9.509	9.402	27
LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Invesco Select Equity Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	9.166	9.172	9	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	9.172	9.532	9	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	9.532	11.010	7	N/A	N/A	N/A	10.869	11.094	1*	N/A	N/A	N/A
LVIP JPMorgan High Yield Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	10.785	10.850	3	N/A	N/A	N/A	N/A	N/A	N/A	10.802	10.894	1*	N/A	N/A	N/A
2012	10.850	12.204	2	N/A	N/A	N/A	N/A	N/A	N/A	10.894	12.284	2	N/A	N/A	N/A
2013	12.204	12.729	1*	N/A	N/A	N/A	N/A	N/A	N/A	12.284	12.844	3	N/A	N/A	N/A
2014	12.729	12.812	1*	N/A	N/A	N/A	N/A	N/A	N/A	12.844	12.961	8	N/A	N/A	N/A
2015	12.812	12.046	1*	N/A	N/A	N/A	N/A	N/A	N/A	12.961	12.216	8	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	12.216	13.576	11	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	13.576	14.223	9	N/A	N/A	N/A
LVIP JPMorgan Retirement Income Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	4.319	7.406	1*	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	7.406	9.066	2	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.066	8.739	2	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	8.739	9.754	1*	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.754	11.884	1*	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.884	12.607	1*	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	12.607	11.413	4	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.413	12.317	3	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	12.317	13.861	3	N/A	N/A	N/A
LVIP Managed Risk Profile 2010 Fund - Service Class
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	6.817	9.534	21
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.981	12.089	3	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	12.089	11.671	3	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.671	11.959	3	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
A-13

	with EEB and Step-Up			with EEB			with Step-Up			with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Managed Risk Profile 2020 Fund - Service Class
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Managed Risk Profile 2030 Fund - Service Class
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Managed Risk Profile 2040 Fund - Service Class
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.254	8.947	2	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	8.947	9.404	2	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.404	10.754	2	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.754	10.918	2	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.918	10.367	2	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.367	10.560	2	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.560	11.876	2	N/A	N/A	N/A
LVIP MFS International Equity Managed Volatility Fund - Service Class
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.863	9.156	3	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.156	8.994	3	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	8.994	8.710	3	N/A	N/A	N/A
2017	N/A	N/A	N/A	10.574	10.916	2	N/A	N/A	N/A	8.710	11.019	3	N/A	N/A	N/A
LVIP MFS International Growth Fund - Service Class
2008	10.834	5.561	1*	N/A	N/A	N/A	N/A	N/A	N/A	9.107	5.584	1*	N/A	N/A	N/A
2009	5.561	7.394	1*	N/A	N/A	N/A	N/A	N/A	N/A	5.584	7.443	2	N/A	N/A	N/A
2010	7.394	8.185	2	N/A	N/A	N/A	N/A	N/A	N/A	7.443	8.260	2	N/A	N/A	N/A
2011	8.185	7.220	1*	N/A	N/A	N/A	N/A	N/A	N/A	8.260	7.304	3	N/A	N/A	N/A
2012	7.220	8.438	1*	N/A	N/A	N/A	N/A	N/A	N/A	7.304	8.557	3	N/A	N/A	N/A
2013	8.438	9.382	1*	N/A	N/A	N/A	N/A	N/A	N/A	8.557	9.539	1*	N/A	N/A	N/A
2014	9.382	8.718	1*	N/A	N/A	N/A	N/A	N/A	N/A	9.539	8.886	1*	N/A	N/A	N/A
2015	8.718	8.644	1*	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	8.039	8.683	1*	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP MFS Value Fund - Service Class
2008	8.847	6.423	4	N/A	N/A	N/A	6.515	6.433	5	9.707	6.449	5	6.498	6.459	2
2009	6.423	7.604	2	N/A	N/A	N/A	6.433	7.624	8	6.449	7.654	5	N/A	N/A	N/A
2010	7.604	8.305	1*	N/A	N/A	N/A	7.624	8.335	6	7.654	8.380	3	7.674	8.411	1*
2011	8.305	8.120	1*	N/A	N/A	N/A	8.335	8.157	7	8.380	8.214	2	8.411	8.252	1*
2012	8.120	9.245	1*	N/A	N/A	N/A	8.157	9.297	6	8.214	9.376	2	8.252	9.429	1*
2013	N/A	N/A	N/A	N/A	N/A	N/A	9.297	12.384	3	9.376	12.508	18	9.429	12.591	1*
2014	N/A	N/A	N/A	N/A	N/A	N/A	12.384	13.408	1*	12.508	13.562	19	12.591	13.666	2
2015	N/A	N/A	N/A	N/A	N/A	N/A	13.408	13.064	1*	13.562	13.234	19	13.666	13.349	2
2016	13.996	14.460	1*	N/A	N/A	N/A	13.064	14.599	1*	13.234	14.812	18	13.349	14.955	2
2017	14.460	16.647	1*	N/A	N/A	N/A	14.599	16.825	1*	14.812	17.095	12	14.955	17.277	3
A-14

	with EEB and Step-Up			with EEB			with Step-Up			with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Mondrian International Value Fund - Standard Class
2008	24.501	15.228	2	24.580	15.285	1*	24.662	15.343	1*	24.889	15.507	36	25.043	15.619	56
2009	15.228	18.114	1*	15.285	18.191	1*	15.343	18.269	1*	15.507	18.493	29	15.619	18.645	54
2010	18.114	18.211	1*	18.191	18.297	1*	18.269	18.385	1*	18.493	18.638	23	18.645	18.810	18
2011	18.211	17.115	1*	18.297	17.204	1*	18.385	17.296	1*	18.638	17.560	17	18.810	17.740	11
2012	17.115	18.407	1*	17.204	18.513	1*	17.296	18.621	1*	17.560	18.934	16	17.740	19.147	10
2013	18.407	22.006	1*	18.513	22.143	1*	18.621	22.283	1*	18.934	22.692	17	19.147	22.970	8
2014	22.006	21.043	1*	22.143	21.185	1*	22.283	21.330	1*	22.692	21.754	13	22.970	22.043	8
2015	21.043	19.864	1*	21.185	20.008	1*	21.330	20.155	1*	21.754	20.586	12	22.043	20.881	8
2016	19.864	20.272	1*	20.008	20.429	1*	20.155	20.590	1*	20.586	21.062	11	20.881	21.384	7
2017	20.272	24.136	1*	20.429	24.335	1*	20.590	24.538	1*	21.062	25.138	11	21.384	25.549	7
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP PIMCO Low Duration Bond Fund - Service Class
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.004	9.897	1*	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.897	9.872	7	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.872	9.941	20	9.873	9.967	1*
2017	N/A	N/A	N/A	9.904	9.846	1*	N/A	N/A	N/A	9.941	9.918	20	N/A	N/A	N/A
LVIP Select Core Equity Managed Volatility Fund - Service Class
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.257	11.502	7	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.502	10.731	7	11.135	10.760	3
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.731	11.212	7	10.760	11.253	3
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.212	13.082	7	11.253	13.143	3
LVIP SSGA Bond Index Fund - Service Class
2008	9.821	10.443	5	N/A	N/A	N/A	N/A	N/A	N/A	9.958	10.457	2	9.832	10.462	7
2009	10.443	10.683	5	N/A	N/A	N/A	10.333	10.699	7	10.457	10.724	6	10.462	10.740	13
2010	10.683	11.080	3	N/A	N/A	N/A	10.699	11.108	8	10.724	11.150	9	10.740	11.178	8
2011	11.080	11.647	4	N/A	N/A	N/A	11.108	11.688	10	11.150	11.750	15	11.178	11.791	6
2012	11.647	11.839	3	N/A	N/A	N/A	11.688	11.893	10	11.750	11.973	15	11.791	12.028	16
2013	11.839	11.289	1*	N/A	N/A	N/A	11.893	11.352	11	11.973	11.446	38	12.028	11.510	21
2014	11.289	11.685	1*	N/A	N/A	N/A	11.352	11.761	11	11.446	11.877	45	11.510	11.954	21
2015	11.685	11.465	1*	N/A	N/A	N/A	11.761	11.551	11	11.877	11.682	44	11.954	11.771	10
2016	11.465	11.478	1*	N/A	N/A	N/A	11.551	11.576	11	11.682	11.725	41	11.771	11.825	12
2017	11.478	11.591	1*	N/A	N/A	N/A	11.576	11.702	12	11.725	11.870	41	11.825	11.984	12
LVIP SSGA Conservative Index Allocation Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.439	10.519	6	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.926	12.177	13
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	12.177	11.847	13
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.847	12.218	13
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	12.218	13.286	13
LVIP SSGA Conservative Structured Allocation Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	12.126	12.237	6	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	12.237	13.172	5	N/A	N/A	N/A
A-15

	with EEB and Step-Up			with EEB			with Step-Up			with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP SSGA Developed International 150 Fund - Service Class
2008	5.229	6.250	1*	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	6.250	8.851	1*	N/A	N/A	N/A	N/A	N/A	N/A	7.329	8.885	3	5.442	8.898	1*
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	8.885	9.351	9	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	9.316	8.019	1*	9.351	8.061	9	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	8.019	8.929	1*	8.061	8.989	4	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	8.929	10.524	1*	8.989	10.612	5	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	10.524	10.403	1*	10.612	10.506	2	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	10.403	9.755	1*	10.506	9.865	2	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	9.755	10.487	1*	9.865	10.622	5	10.129	10.713	1*
2017	N/A	N/A	N/A	N/A	N/A	N/A	10.487	12.696	1*	10.622	12.878	2	10.713	13.002	1*
LVIP SSGA Emerging Markets 100 Fund - Service Class
2008	5.145	6.042	1*	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	6.042	11.233	1*	N/A	N/A	N/A	N/A	N/A	N/A	8.610	11.276	5	5.648	11.293	1*
2010	11.233	14.051	2	N/A	N/A	N/A	N/A	N/A	N/A	11.276	14.136	7	11.293	14.169	6
2011	14.051	11.697	1*	N/A	N/A	N/A	14.082	11.735	1*	14.136	11.797	7	14.169	11.837	6
2012	11.697	12.899	1*	N/A	N/A	N/A	11.735	12.953	1*	11.797	13.041	2	11.837	13.098	6
2013	12.899	12.266	1*	N/A	N/A	N/A	12.953	12.330	1*	13.041	12.433	2	N/A	N/A	N/A
2014	12.266	11.601	1*	N/A	N/A	N/A	12.330	11.673	1*	12.433	11.788	2	N/A	N/A	N/A
2015	11.601	9.419	1*	N/A	N/A	N/A	11.673	9.487	1*	11.788	9.595	2	N/A	N/A	N/A
2016	9.419	10.642	1*	N/A	N/A	N/A	9.487	10.730	1*	9.595	10.868	4	10.641	10.959	1*
2017	10.642	12.897	1*	N/A	N/A	N/A	10.730	13.016	1*	10.868	13.204	2	10.959	13.328	1*
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class(8)
2008	N/A	N/A	N/A	13.485	7.861	1*	N/A	N/A	N/A	13.555	7.917	101	13.590	7.946	45
2009	N/A	N/A	N/A	7.861	10.068	1*	N/A	N/A	N/A	7.917	10.160	94	7.946	10.207	45
2010	10.045	10.692	2	10.068	10.721	1*	N/A	N/A	N/A	10.160	10.842	93	10.207	10.902	44
2011	10.692	10.486	2	N/A	N/A	N/A	N/A	N/A	N/A	10.842	10.660	59	10.902	10.730	42
2012	10.486	11.408	2	N/A	N/A	N/A	N/A	N/A	N/A	10.660	11.626	57	10.730	11.715	40
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.626	12.526	55	11.715	12.634	38
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	12.526	12.778	53	12.634	12.901	36
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	12.778	11.721	45	12.901	11.845	34
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.721	12.147	43	11.845	12.288	32
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	12.147	13.684	41	12.288	13.857	30
LVIP SSGA International Index Fund - Service Class
2008	5.397	6.387	1*	N/A	N/A	N/A	N/A	N/A	N/A	5.844	6.395	2	N/A	N/A	N/A
2009	6.387	7.992	1*	N/A	N/A	N/A	5.142	8.004	2	6.395	8.022	2	5.579	8.034	1*
2010	7.992	8.373	1*	N/A	N/A	N/A	8.004	8.394	2	8.022	8.426	3	8.034	8.447	1*
2011	8.373	7.181	1*	N/A	N/A	N/A	8.394	7.206	3	8.426	7.244	3	8.447	7.270	2
2012	7.181	8.301	1*	N/A	N/A	N/A	7.206	8.338	3	7.244	8.395	3	7.270	8.433	1*
2013	8.301	9.830	1*	N/A	N/A	N/A	8.338	9.885	3	8.395	9.967	41	8.433	10.022	12
2014	9.830	9.059	1*	N/A	N/A	N/A	9.885	9.118	3	9.967	9.208	38	10.022	9.268	11
2015	9.059	8.758	1*	N/A	N/A	N/A	9.118	8.824	3	9.208	8.924	36	9.268	8.992	7
2016	8.758	8.657	2	N/A	N/A	N/A	8.824	8.731	3	8.924	8.843	35	8.992	8.919	7
2017	8.657	10.565	1*	N/A	N/A	N/A	8.731	10.666	3	8.843	10.819	34	8.919	10.923	6
LVIP SSGA International Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	8.251	8.212	4	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	8.212	10.013	2	N/A	N/A	N/A
LVIP SSGA Large Cap 100 Fund - Service Class
2008	5.946	6.962	2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	6.962	9.219	2	N/A	N/A	N/A	N/A	N/A	N/A	8.160	9.254	6	6.161	9.268	2
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.254	10.823	6	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	10.782	10.808	1*	10.823	10.865	6	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	10.808	11.883	1*	10.865	11.964	2	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	11.883	15.814	1*	11.964	15.946	11	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	15.814	18.085	1*	15.946	18.263	13	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	18.085	16.891	1*	18.263	17.082	15	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	16.891	20.110	1*	17.082	20.369	15	18.717	20.543	1*
2017	N/A	N/A	N/A	N/A	N/A	N/A	20.110	23.399	1*	20.369	23.736	9	20.543	23.963	1*
A-16

	with EEB and Step-Up			with EEB			with Step-Up			with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP SSGA Large Cap Managed Volatility Fund - Service Class
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	10.551	10.525	7	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	10.525	11.151	7	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	11.151	13.223	6	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA Mid-Cap Index Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA Moderate Index Allocation Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	10.643	10.403	2	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	10.403	11.386	2	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA Moderate Structured Allocation Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.390	11.290	2
2013	11.909	12.361	8	11.926	12.382	7	11.942	12.403	13	11.676	12.467	120	11.290	12.510	58
2014	12.361	12.770	3	12.382	12.798	7	12.403	12.827	9	12.467	12.912	118	12.510	12.969	40
2015	12.770	12.161	2	12.798	12.194	7	12.827	12.227	9	12.912	12.327	108	12.969	12.394	37
2016	12.161	13.007	2	12.194	13.048	6	12.227	13.090	8	12.327	13.217	101	12.394	13.302	35
2017	13.007	14.403	2	13.048	14.457	6	13.090	14.510	7	13.217	14.673	97	13.302	14.782	23
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA S&P 500 Index Fund - Service Class
2008	7.185	6.915	6	N/A	N/A	N/A	N/A	N/A	N/A	11.320	6.976	5	11.350	7.001	6
2009	6.915	8.533	3	N/A	N/A	N/A	5.953	8.573	4	6.976	8.631	7	7.001	8.671	2
2010	8.533	9.583	1*	N/A	N/A	N/A	8.573	9.636	3	8.631	9.717	5	8.671	9.771	2
2011	9.583	9.552	1*	N/A	N/A	N/A	9.636	9.615	4	9.717	9.710	8	9.771	9.775	2
2012	9.552	10.812	1*	N/A	N/A	N/A	9.615	10.894	4	9.710	11.018	8	9.775	11.102	2
2013	10.812	13.969	5	12.679	14.029	8	10.894	14.089	9	11.018	14.271	148	11.102	14.394	35
2014	13.969	15.508	5	14.029	15.582	8	14.089	15.657	8	14.271	15.883	134	14.394	16.036	28
2015	15.508	15.356	5	15.582	15.437	8	15.657	15.519	8	15.883	15.766	93	16.036	15.934	19
2016	15.356	16.796	5	15.437	16.893	8	15.519	16.991	8	15.766	17.289	89	15.934	17.490	16
2017	16.796	19.985	5	16.893	20.111	8	16.991	20.238	7	17.289	20.622	83	17.490	20.884	9
A-17

	with EEB and Step-Up			with EEB			with Step-Up			with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP SSGA Small-Cap Index Fund - Service Class
2008	6.223	5.900	3	N/A	N/A	N/A	N/A	N/A	N/A	9.144	5.924	3	6.254	5.934	3
2009	5.900	7.277	3	N/A	N/A	N/A	4.872	7.297	1*	5.924	7.325	1*	5.934	7.344	3
2010	7.277	8.988	2	N/A	N/A	N/A	7.297	9.021	1*	7.325	9.069	2	7.344	9.102	4
2011	8.988	8.395	2	N/A	N/A	N/A	9.021	8.434	1*	9.069	8.493	1*	9.102	8.532	1*
2012	8.395	9.523	2	N/A	N/A	N/A	8.434	9.577	1*	8.493	9.657	1*	8.532	9.712	1*
2013	9.523	12.854	5	11.139	12.896	3	9.577	12.939	1*	9.657	13.068	45	9.712	13.155	13
2014	12.854	13.168	5	12.896	13.218	3	12.939	13.269	1*	13.068	13.421	39	13.155	13.524	11
2015	13.168	12.280	4	13.218	12.333	3	13.269	12.387	1*	13.421	12.548	33	13.524	12.656	7
2016	12.280	14.505	3	12.333	14.575	3	12.387	14.645	1*	12.548	14.857	42	12.656	15.001	6
2017	14.505	16.213	3	14.575	16.300	3	14.645	16.387	1*	14.857	16.649	41	15.001	16.827	5
LVIP SSGA Small-Mid Cap 200 Fund - Service Class
2008	5.918	7.212	1*	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	7.029	7.225	1*
2009	7.212	10.706	1*	N/A	N/A	N/A	N/A	N/A	N/A	7.490	10.747	2	7.225	10.763	1*
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.747	13.471	5	10.763	13.505	1*
2011	N/A	N/A	N/A	N/A	N/A	N/A	13.420	12.857	1*	13.471	12.925	3	13.505	12.971	1*
2012	N/A	N/A	N/A	N/A	N/A	N/A	12.857	14.338	1*	12.925	14.435	1*	12.971	14.501	1*
2013	N/A	N/A	N/A	N/A	N/A	N/A	14.338	18.892	1*	14.435	19.049	2	14.501	19.155	1*
2014	N/A	N/A	N/A	N/A	N/A	N/A	18.892	19.305	1*	19.049	19.495	1*	19.155	19.623	1*
2015	N/A	N/A	N/A	N/A	N/A	N/A	19.305	17.619	1*	19.495	17.819	1*	19.623	17.953	1*
2016	N/A	N/A	N/A	N/A	N/A	N/A	17.619	22.455	1*	17.819	22.744	5	17.953	22.939	1*
2017	N/A	N/A	N/A	N/A	N/A	N/A	22.455	23.393	1*	22.744	23.729	5	22.939	23.956	1*
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.607	10.787	1*	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.787	9.665	1*	10.222	9.690	1*
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.665	10.943	1*	9.690	10.983	1*
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.943	12.257	1*	10.983	12.314	2
LVIP T. Rowe Price Growth Stock Fund - Service Class
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	7.947	9.102	1*	7.968	9.135	3
2011	N/A	N/A	N/A	N/A	N/A	N/A	9.053	8.723	1*	9.102	8.784	1*	9.135	8.824	3
2012	N/A	N/A	N/A	N/A	N/A	N/A	8.723	10.111	1*	8.784	10.196	2	8.824	10.254	3
2013	N/A	N/A	N/A	N/A	N/A	N/A	10.111	13.774	1*	10.196	13.912	10	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	13.774	14.670	1*	13.912	14.839	20	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	14.839	16.121	24	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	13.388	15.809	1*	16.121	16.039	16	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	16.039	21.040	19	N/A	N/A	N/A
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	16.113	9.069	1*	16.209	9.132	3
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.069	13.055	1*	9.132	13.159	3
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	13.055	16.485	1*	13.159	16.632	3
2011	16.102	15.189	1*	N/A	N/A	N/A	N/A	N/A	N/A	16.485	15.587	1*	16.632	15.743	3
2012	15.189	17.332	1*	N/A	N/A	N/A	N/A	N/A	N/A	15.587	17.832	1*	15.743	18.028	1*
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	17.832	23.644	1*	18.028	23.927	1*
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	23.644	25.951	1*	23.927	26.289	1*
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	25.951	26.063	1*	26.289	26.429	1*
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	26.063	27.574	3	26.429	27.989	1*
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	27.574	33.834	1*	27.989	34.377	1*
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.503	10.984	12	N/A	N/A	N/A
LVIP Vanguard Domestic Equity ETF Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.508	13.526	3	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	13.526	14.893	2	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
A-18

	with EEB and Step-Up			with EEB			with Step-Up			with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Vanguard International Equity ETF Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	10.163	12.426	1*	N/A	N/A	N/A	N/A	N/A	N/A
LVIP VIP Mid Cap Managed Volatility(12)
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Wellington Capital Growth Fund - Service Class
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	8.115	9.473	1*	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.473	8.456	1*	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	8.456	9.879	1*	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.879	13.184	2	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	13.184	14.407	1*	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	14.407	15.467	1*	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	15.467	15.192	1*	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	15.192	20.252	1*	N/A	N/A	N/A
LVIP Wellington Mid-Cap Value Fund - Service Class
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	6.289	7.022	2	4.670	7.040	3
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	7.022	8.536	1*	7.040	8.567	3
2011	N/A	N/A	N/A	8.475	7.525	1*	N/A	N/A	N/A	8.536	7.595	1*	8.567	7.630	3
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	7.595	9.249	3	7.630	9.301	3
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.249	12.175	7	9.301	12.255	4
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	12.175	12.936	5	12.255	13.034	3
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	12.936	12.500	4	13.034	12.608	1*
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	12.500	13.867	4	12.608	14.001	1*
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	13.867	15.434	2	14.001	15.599	2
LVIP Western Asset Core Bond Fund - Service Class
2017	N/A	N/A	N/A	10.087	10.113	5	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
MFS® VIT Growth Series - Service Class
2008	14.849	9.100	1*	13.560	8.313	4	6.558	4.023	8	6.632	4.074	22	15.179	9.334	2
2009	9.100	12.261	1*	8.313	11.207	4	4.023	5.426	1*	4.074	5.503	20	9.334	12.621	1*
2010	N/A	N/A	N/A	11.207	12.655	2	5.426	6.130	1*	5.503	6.226	22	12.621	14.294	1*
2011	N/A	N/A	N/A	12.655	12.353	2	6.130	5.987	1*	6.226	6.090	21	14.294	13.995	1*
2012	N/A	N/A	N/A	12.353	14.198	2	N/A	N/A	N/A	6.090	7.013	20	13.995	16.133	1*
2013	N/A	N/A	N/A	14.198	19.024	2	N/A	N/A	N/A	7.013	9.416	20	16.133	21.682	1*
2014	N/A	N/A	N/A	19.024	20.297	2	N/A	N/A	N/A	9.416	10.066	16	21.682	23.203	1*
2015	N/A	N/A	N/A	20.297	21.380	2	N/A	N/A	N/A	10.066	10.625	14	23.203	24.514	1*
2016	N/A	N/A	N/A	21.380	21.445	2	N/A	N/A	N/A	10.625	10.679	13	N/A	N/A	N/A
2017	N/A	N/A	N/A	21.445	27.597	2	N/A	N/A	N/A	10.679	13.769	14	N/A	N/A	N/A
MFS® VIT II Core Equity Portfolio - Service Class(10)
2008	N/A	N/A	N/A	N/A	N/A	N/A	13.621	8.117	1*	13.750	8.207	12	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	8.117	10.542	1*	8.207	10.675	7	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	10.542	12.100	1*	10.675	12.271	7	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	12.271	11.915	7	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.915	13.589	6	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	13.589	17.943	7	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	17.943	19.586	5	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	19.586	19.184	5	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	19.184	20.958	4	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	20.958	25.667	4	N/A	N/A	N/A
MFS® VIT Total Return Series - Service Class
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
A-19

	with EEB and Step-Up			with EEB			with Step-Up			with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
MFS® VIT Total Return Series - Service Class(9)
2008	13.762	10.489	28	13.805	10.527	42	14.232	10.858	26	14.389	10.994	309	14.071	10.762	101
2009	10.489	12.115	26	10.527	12.165	39	10.858	12.555	35	10.994	12.731	279	10.762	12.475	88
2010	12.115	13.032	24	12.165	13.093	22	12.555	13.519	26	12.731	13.729	226	12.475	13.466	97
2011	13.032	12.990	23	13.093	13.056	22	13.519	13.488	12	13.729	13.719	201	13.466	13.469	56
2012	12.990	14.139	21	13.056	14.219	21	13.488	14.696	11	13.719	14.970	165	13.469	14.712	50
2013	14.139	15.641	17	14.219	15.732	21	14.696	16.263	11	14.970	16.575	161	14.712	16.296	45
MFS® VIT Utilities Series - Service Class
2008	23.210	14.162	1*	22.128	13.509	2	17.415	10.637	3	17.610	10.772	46	23.725	14.528	36
2009	14.162	18.463	1*	13.509	17.620	1*	10.637	13.881	1*	10.772	14.079	44	14.528	19.006	30
2010	18.463	20.563	1*	17.620	19.634	1*	13.881	15.476	2	14.079	15.719	38	19.006	21.242	25
2011	20.563	21.489	1*	19.634	20.528	1*	15.476	16.188	1*	15.719	16.468	38	21.242	22.276	19
2012	21.489	23.870	1*	20.528	22.815	1*	16.188	18.000	1*	16.468	18.339	30	22.276	24.831	16
2013	23.870	28.156	1*	22.815	26.927	1*	18.000	21.253	1*	18.339	21.685	28	24.831	29.392	15
2014	28.156	31.070	1*	26.927	29.729	1*	21.253	23.476	1*	21.685	23.990	36	29.392	32.548	13
2015	N/A	N/A	N/A	29.729	24.874	1*	23.476	19.655	1*	23.990	20.115	22	32.548	27.317	11
2016	N/A	N/A	N/A	24.874	27.165	1*	N/A	N/A	N/A	20.115	22.009	19	27.317	29.919	3
2017	N/A	N/A	N/A	27.165	30.527	1*	N/A	N/A	N/A	22.009	24.786	18	29.919	33.729	3
Neuberger Berman AMT Mid Cap Growth(1)
2008	18.006	10.005	1*	18.061	10.040	3	18.119	10.077	2	18.292	10.189	47	18.406	10.263	12
2009	10.005	12.919	1*	10.040	12.971	3	10.077	13.025	1*	10.189	13.189	42	10.263	13.298	26
2010	12.919	16.364	1*	12.971	16.438	3	13.025	16.515	1*	13.189	16.748	31	13.298	16.903	16
2011	16.364	16.132	1*	16.438	16.213	3	16.515	16.297	1*	16.748	16.552	27	16.903	16.722	8
2012	16.132	17.793	1*	16.213	17.892	3	16.297	17.994	1*	16.552	18.302	25	16.722	18.509	2
2013	17.793	20.296	1*	17.892	20.413	3	17.994	20.533	1*	18.302	20.897	25	18.509	21.141	3
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class
2008	19.028	10.115	1*	19.068	10.142	1*	19.148	10.189	1*	19.311	10.291	32	19.435	10.368	26
2009	10.115	14.545	1*	10.142	14.591	1*	N/A	N/A	N/A	10.291	14.836	26	10.368	14.961	9
2010	14.545	18.009	1*	14.591	18.074	1*	N/A	N/A	N/A	14.836	18.414	19	14.961	18.589	9
2011	18.009	16.521	1*	18.074	16.590	1*	N/A	N/A	N/A	18.414	16.936	16	18.589	17.113	6
2012	16.521	18.728	1*	16.590	18.815	1*	N/A	N/A	N/A	16.936	19.246	14	17.113	19.467	4
2013	18.728	25.184	1*	18.815	25.313	1*	N/A	N/A	N/A	19.246	25.945	16	19.467	26.270	3
2014	25.184	28.129	1*	25.313	28.288	1*	N/A	N/A	N/A	25.945	29.052	12	26.270	29.444	3
2015	28.129	25.298	1*	28.288	25.454	1*	N/A	N/A	N/A	29.052	26.194	12	29.444	26.574	2
2016	25.298	28.836	1*	25.454	29.028	1*	N/A	N/A	N/A	26.194	29.931	10	26.574	30.396	2
2017	28.836	33.029	1*	29.028	33.271	1*	N/A	N/A	N/A	29.931	34.369	6	30.396	34.938	1*
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class
2009	12.525	12.479	1*	N/A	N/A	N/A	N/A	N/A	N/A	10.422	12.499	3	9.877	12.507	4
2010	12.479	15.214	1*	N/A	N/A	N/A	12.487	15.239	1*	12.499	15.276	6	12.507	15.301	4
2011	15.214	13.803	1*	N/A	N/A	N/A	15.239	13.837	1*	15.276	13.892	8	15.301	13.929	1*
2012	13.803	14.237	1*	N/A	N/A	N/A	13.837	14.287	1*	13.892	14.365	2	13.929	14.417	1*
2013	14.237	11.914	1*	N/A	N/A	N/A	14.287	11.967	1*	14.365	12.051	1*	14.417	12.106	1*
2014	11.914	9.513	1*	N/A	N/A	N/A	11.967	9.565	1*	12.051	9.646	1*	N/A	N/A	N/A
2015	9.513	6.938	1*	N/A	N/A	N/A	9.565	6.983	1*	9.646	7.053	1*	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	6.983	7.879	1*	7.053	7.970	1*	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	7.879	7.897	1*	7.970	8.000	1*	N/A	N/A	N/A
Putnam VT Equity Income Fund - Class IB
2017	18.613	20.695	1*	N/A	N/A	N/A	18.917	21.045	1*	19.356	21.554	2	19.666	21.914	4
Putnam VT George Putnam Balanced Fund - Class IB
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Putnam VT Global Health Care Fund - Class IB
2008	11.012	8.960	1*	N/A	N/A	N/A	11.079	9.024	2	11.182	9.121	31	11.254	9.189	3
2009	8.960	11.074	1*	N/A	N/A	N/A	9.024	11.167	1*	9.121	11.305	27	9.189	11.400	1*
2010	11.074	11.135	1*	N/A	N/A	N/A	11.167	11.239	1*	11.305	11.394	28	N/A	N/A	N/A
2011	11.135	10.797	1*	N/A	N/A	N/A	11.239	10.908	1*	11.394	11.076	28	N/A	N/A	N/A
2012	10.797	12.953	1*	N/A	N/A	N/A	10.908	13.099	1*	11.076	13.320	25	N/A	N/A	N/A
2013	12.953	18.004	1*	N/A	N/A	N/A	13.099	18.226	1*	13.320	18.562	26	N/A	N/A	N/A
2014	18.004	22.547	1*	N/A	N/A	N/A	18.226	22.849	1*	18.562	23.305	23	N/A	N/A	N/A
2015	22.547	23.845	1*	N/A	N/A	N/A	22.849	24.189	1*	23.305	24.708	8	N/A	N/A	N/A
2016	23.845	20.742	1*	N/A	N/A	N/A	24.189	21.060	1*	24.708	21.545	8	N/A	N/A	N/A
2017	20.742	23.464	1*	N/A	N/A	N/A	21.060	23.849	1*	21.545	24.435	8	N/A	N/A	N/A
A-20

	with EEB and Step-Up			with EEB			with Step-Up			with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
Putnam VT Growth & Income(13)
2008	12.727	7.654	1*	12.773	7.687	4	12.809	7.712	2	12.926	7.794	14	13.011	7.854	4
2009	7.654	9.749	1*	7.687	9.795	4	7.712	9.833	2	7.794	9.953	5	7.854	10.038	4
2010	9.749	10.942	1*	9.795	10.998	4	9.833	11.046	1*	9.953	11.197	3	10.038	11.305	4
2011	10.942	10.237	1*	10.998	10.296	4	11.046	10.345	1*	11.197	10.503	3	11.305	10.614	4
2012	10.237	11.966	1*	N/A	N/A	N/A	10.345	12.104	1*	10.503	12.308	3	10.614	12.451	4
2013	11.966	15.931	1*	N/A	N/A	N/A	12.104	16.131	1*	12.308	16.426	3	12.451	16.633	4
2014	15.931	17.308	1*	N/A	N/A	N/A	16.131	17.546	1*	16.426	17.891	3	16.633	18.135	4
2015	17.308	15.704	1*	N/A	N/A	N/A	17.546	15.937	1*	17.891	16.274	3	18.135	16.512	4
2016	15.704	17.722	1*	N/A	N/A	N/A	15.937	18.004	1*	16.274	18.411	2	16.512	18.700	4
QS Variable Conservative Growth - Class II
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Templeton Global Bond VIP Fund - Class 2
2008	11.881	12.381	24	12.106	12.403	25	11.912	12.425	2	11.958	12.492	50	11.988	12.537	36
2009	12.381	14.417	32	12.403	14.451	32	12.425	14.484	3	12.492	14.583	64	12.537	14.650	21
2010	14.417	16.190	29	14.451	16.236	33	14.484	16.281	7	14.583	16.417	72	14.650	16.509	22
2011	16.190	15.747	32	16.236	15.799	33	16.281	15.851	5	16.417	16.008	74	16.509	16.113	17
2012	15.747	17.779	30	15.799	17.846	33	15.851	17.914	6	16.008	18.118	54	16.113	18.256	17
2013	17.779	17.728	21	17.846	17.805	27	17.914	17.881	6	18.118	18.112	44	18.256	18.268	12
2014	17.728	17.713	20	17.805	17.799	28	17.881	17.884	6	18.112	18.142	38	18.268	18.317	11
2015	17.713	16.632	21	17.799	16.720	21	17.884	16.809	5	18.142	17.077	33	18.317	17.259	10
2016	16.632	16.798	18	16.720	16.896	17	16.809	16.994	4	17.077	17.291	31	17.259	17.493	8
2017	16.798	16.799	16	16.896	16.906	18	16.994	17.012	4	17.291	17.336	27	17.493	17.555	2
Templeton Growth VIP Fund - Class 2
2008	16.893	9.559	7	16.945	9.594	1*	15.047	8.524	8	15.215	8.632	64	17.271	9.808	69
2009	9.559	12.297	5	9.594	12.347	1*	8.524	10.975	5	8.632	11.132	44	9.808	12.661	56
2010	12.297	12.958	3	12.347	13.017	1*	10.975	11.577	2	11.132	11.759	33	12.661	13.388	52
2011	12.958	11.827	3	13.017	11.887	1*	11.577	10.577	2	11.759	10.760	26	13.388	12.263	44
2012	11.827	14.049	3	11.887	14.128	1*	10.577	12.577	2	10.760	12.813	22	12.263	14.618	35
2013	14.049	18.033	2	14.128	18.141	1*	12.577	16.160	2	12.813	16.488	19	14.618	18.829	19
2014	18.033	17.195	2	18.141	17.305	1*	16.160	15.424	2	16.488	15.762	18	18.829	18.017	9
2015	17.195	15.777	2	17.305	15.884	1*	15.424	14.166	2	15.762	14.498	17	18.017	16.589	9
2016	15.777	16.969	1*	15.884	17.094	1*	14.166	15.252	2	14.498	15.633	17	16.589	17.905	15
2017	16.969	19.731	1*	17.094	19.885	1*	15.252	17.752	2	15.633	18.222	15	17.905	20.892	15
*	The numbers of accumulation units less than 1000 were rounded up to one.
(1) On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSGA S&P 500 Index Fund Subaccount.
(2) On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP Mondrian International Value Fund Subaccount.
(3) On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP BlackRock Inflation Protected Bond Fund Subaccount.
(4) Effective October 9, 2010, the Delaware VIP® Trend Series was reorganized into the Delaware VIP® Smid Cap Core Series. The values in the table for periods prior to the date of the reorganization reflect investments in the Delaware VIP® Trend Series.
(5) On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSGA Small-Cap Index Fund Subaccount.
(6) On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSGA International Index Fund Subaccount.
(7) Effective June 15, 2009, the LVIP UBS Global Asset Allocation Fund was reorganized into the LVIP Delaware Wealth Builder Fund. The values in the table for periods prior to the date of the reorganization reflect investments in the LVIP UBS Global Asset Allocation Fund.
(8) Effective July 30, 2010, the LVIP Wilshire Aggressive Profile Fund was restructured into the LVIP SSGA Global Tactical Allocation Managed Volatility Fund. The values in the table for periods prior to the date of the restructuring reflect investments in the LVIP Wilshire Aggressive Profile Fund.
(9) On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSGA Moderate Structured Allocation Fund Subaccount.
(10) Effective March 27, 2015, the MFS VIT Core Equity Series was reorganized into the MFS VIT II Core Equity Portfolio. The values in the table for periods prior to the date of the reorganization reflect investments in the MFS VIT Core Equity Series.
(11) On December 9, 2016, this Subaccount was closed and the values were transferred to the LVIP SSGA International Managed Volatility Fund Subaccount.
(12) On December 9, 2016, this Subaccount was closed and the values were transferred to the LVIP Blended Mid Cap Managed Volatility Fund Subaccount.
(13) Effective May 15, 2017, the Putnam Growth & Income Fund was reorganized into the Putnam Equity Income Fund.
A-21

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Appendix B — Discontinued Death Benefits and Living Benefit Riders
The Death Benefits and Living Benefit Riders described in this Appendix are no longer available. This Appendix contains important information for Contractowners who purchased their contract and one of the following Death Benefits or Living Benefit Riders.
Death Benefits
5% Step-Up Death Benefit. This Death Benefit option is no longer available unless you had elected it prior to January 15, 2003. If the 5% Step-Up Death Benefit is in effect, the Death Benefit paid will be the greater of the Death Benefit under the EGMDB or the accumulation of all Purchase Payments minus the accumulation of all withdrawals. These Purchase Payments and withdrawals are accumulated at an annual rate of 5% from the date of the transaction to the earlier of the date of death of the deceased person or the contract anniversary immediately preceding the deceased person's 81st birthday. Each transaction is accumulated separately to a maximum of 200% of the transaction. The accumulation as of the contract anniversary immediately preceding the 81st birthday of the deceased Contractowner, joint owner or Annuitant will then be increased by Purchase Payments made on or subsequent to that contract anniversary and decreased by withdrawals on or subsequent to the contract anniversary.
After a contract is issued, the Contractowner may discontinue the 5% Step-Up Death Benefit at any time by completing the Change of Death Benefit form and sending it to us. The benefit will be discontinued as of the Valuation Date we receive the request, and the Death Benefit will be the EGMDB. We will stop deducting the charge for the 5% Step-Up as of that date. See Charges and Other Deductions. If you discontinue the benefit, it cannot be reinstated. There is an additional charge for this Death Benefit.
Estate Enhancement Benefit Rider (EEB Rider). The amount of Death Benefit payable under this rider is the greatest of the following amounts:
•	the current Contract Value as of the Valuation Date we approve the payment of the claim; or
•	the sum of all Purchase Payments decreased by withdrawals in the same proportion that withdrawals reduced the Contract Value. For contracts purchased prior to June 2, 2003 (or later, depending on your state) the sum of all Purchase Payments will be reduced by the sum of all withdrawals (withdrawals less than or equal to the Guaranteed Annual Income amount under any version of Lincoln Lifetime IncomeSM Advantage 2.0 or Lincoln Market Select® Advantage or the Maximum Annual Withdrawal amount under Lincoln Lifetime IncomeSM Advantage may reduce the sum of all Purchase Payment amounts on a dollar for dollar basis. See Living Benefit Riders – Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Market Select® Advantage); or
•	the highest Contract Value on any contract anniversary (including the inception date) (determined before the allocation of any Purchase Payments on that contract anniversary) prior to the 81st birthday of the deceased Contractowner, joint owner (if applicable), or Annuitant and prior to the death of the Contractowner, joint owner or Annuitant for whom a death claim is approved for payment. The highest Contract Value is adjusted for certain transactions. It is increased by Purchase Payments made on or after that contract anniversary on which the highest Contract Value is obtained. It is decreased by withdrawals subsequent to that contract anniversary date in the same proportion that withdrawals reduced the Contract Value; or
•	(Only if this rider is elected in combination with the 5% Step-up Death Benefit): The accumulation of all Purchase Payments minus the accumulation of all withdrawals at an annual rate of 5% from the date of the transaction to the earlier of the date of death of the deceased person or the contract anniversary immediately preceding the deceased person’s 81st birthday. Each transaction is accumulated separately to a maximum of 200% of the transaction. The accumulation as of the contract anniversary immediately preceding the 81st birthday of the deceased Contractowner, joint owner or Annuitant will then be increased by Purchase Payments made on or subsequent to that contract anniversary and decreased by withdrawals on or subsequent to the contract anniversary; or
•	the current Contract Value as of the Valuation Date we approve the payment of the claim plus an amount equal to the Enhancement Rate times the lesser of:
•	the contract earnings; or
•	the covered earnings limit.
Note: If there are no contract earnings, there will not be an amount provided under this item.
In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the Contract Value may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals (an Interest Adjustment, for example) and premium taxes, if any.
The Enhancement Rate is based on the age of the oldest Contractowner, joint owner (if applicable), or Annuitant on the date when the rider becomes effective. If the oldest is under age 70, the rate is 40%. If the oldest is age 70 to 75, the rate is 25%. The EEB rider is not available if the oldest Contractowner, joint owner (if applicable), or Annuitant is age 76 or older at the time the rider would become effective.
B-1

Contract earnings equal:
•	the Contract Value as of the date of death of the individual for whom a death claim is approved by us for payment; minus
•	the Contract Value as of the effective date of this rider (determined before the allocation of any Purchase Payments on that date); minus
•	each Purchase Payment that is made to the contract on or after the effective date of the rider, and prior to the date of death of the individual for whom a death claim is approved for payment; plus
•	any contractual basis that has previously been withdrawn, which is the amount by which each withdrawal made on or after the effective date of the rider, and prior to the date of death of the individual for whom a death claim is approved for payment, exceeded the contract earnings immediately prior to the withdrawal.
The previously withdrawn contractual basis associated with each withdrawal made on or after the effective date of the rider is an amount equal to the greater of $0 and (A), where
(A)	is the amount of the withdrawal minus the greater of $0 and (B); where
(B)	is the result of [(i) - (ii)]; where
(i)	is the Contract Value immediately prior to the withdrawal; and
(ii)	is the amount of Purchase Payments made into the contract prior to the withdrawal.
The covered earnings limit equals 200% of:
•	the Contract Value as of the effective date of this rider (determined before the allocation of any Purchase Payments on that date); plus
•	each Purchase Payment that is made to the contract on or after the effective date of the rider, and prior to the date of death of the individual for whom a death claim is approved for payment, and prior to the contract anniversary immediately preceding the 76th birthday of the oldest of the Contractowner, joint owner (if applicable) or Annuitant; minus
•	any contractual basis that has previously been withdrawn, which is the amount by which each withdrawal made on or after the effective date of the rider, and prior to the date of death of the individual for whom a death claim is approved for payment, exceeded the contract earnings immediately prior to the withdrawal.
The previously withdrawn contractual basis associated with each withdrawal made on or after the effective date of the rider is an amount equal to the greater of $0 and (A), where
(A)	is the amount of the withdrawal minus the greater of $0 and (B); where
(B)	is the result of [(i) - (ii)]; where
(i)	is the Contract Value immediately prior to the withdrawal; and
(ii)	is the amount of Purchase Payments made into the contract prior to the withdrawal.
The EEB rider may not be terminated unless you surrender the contract or the contract is in the Annuity Payout period.
Accumulated Benefit Enhancement (ABESM).
Whenever this ABESM Death Benefit is in effect, the Death Benefit amount will be greater than the Death Benefit chosen under the contract and this ABESM Death Benefit. Any Death Benefit will be paid in a manner defined within the contract (see the discussions on Death Benefits Before the Annuity Commencement Date and General Death Benefit Information in this prospectus).
Upon the death of any Contractowner, joint owner or Annuitant, the ABESM Death Benefit will be equal to the sum of all Purchase Payments made under the new contract, plus the Enhancement Amount minus all withdrawals, including any applicable charges and any premium tax incurred. However, if the death occurs in the first Contract year, only 75% of the Enhancement Amount will be used to calculate the ABESM Death Benefit.
The ABESM Enhancement Amount is equal to the excess of the prior contract’s documented Death Benefit(s) over the actual cash surrender value received by us. However, we will impose a limit on the prior contract’s Death Benefit equal to the lesser of:
•	140% of the prior contract’s cash value; or
•	the prior contract’s cash value plus $400,000.
In addition, if the actual cash surrender value received by us was less than 95% of the documented cash value from the prior insurance company, the prior contract’s Death Benefit was reduced proportionately according to the reduction in cash value amounts.
Under the new contract, upon the death of any Contractowner, joint owner or Annuitant who was not a Contractowner or Annuitant on the effective date of the new contract, the ABESM Death Benefit will be equal to the Contract Value under the new contract as of the date the death claim is approved by use for payment (unless the change occurred because of the death of a Contractowner, joint owner or Annuitant). If any Contractowner, joint owner or Annuitant is changed due to a death and the new Contractowner, joint owner
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or Annuitant is age 76 or older when added to the contract, then the ABESM Death Benefit for this new Contractowner, joint owner or Annuitant will be equal to the Contract Value as of the date the death claim is approved by us for payment.
The ABESM Death Benefit will terminate on the earliest of:
•	the Valuation Date the selected Death Benefit option of the contract is changed; or
•	the Annuity Commencement Date.
It is important to realize that even with the ABESM Enhancement Amount, your Death Benefit will in many cases be less than the Death Benefit from your prior company.
Charges and Deductions for Discontinued Living Benefit Riders
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) Charge. If you elect a Living Benefit Rider, there is a charge associated with that rider for as long as the rider is in effect.
Lincoln Lifetime IncomeSM Advantage 2.0 is an older version of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) which is still currently available. For more information about Lincoln Lifetime IncomeSM Advantage 2.0 please see Living Benefit Riders – Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk).
The charge rates for the riders listed above are:
	Current Initial Annual Charge Rate		Guaranteed Maximum Annual Charge Rate
	Single Life	Joint Life	Single Life	Joint Life
Lincoln Lifetime IncomeSM Advantage 2.0	1.05% (0.2625% quarterly)	1.25% (0.3125% quarterly)	2.00%	2.00%

The charge:
•	is based on the Income Base (initial Purchase Payment if purchased at contract issue, or Contract Value at the time of election) as increased for subsequent Purchase Payments, Automatic Annual Step-ups, enhancements, and as decreased for Excess Withdrawals; and
•	may increase every Benefit Year upon an Automatic Annual Step-up or an enhancement. (You may opt out of this increase – see details below.)
The charge will be deducted from the Contract Value on a quarterly basis. The first deduction of the charge will occur on the Valuation Date on or next following the three-month anniversary of the rider’s effective date. This deduction will be made in proportion to the value in each Subaccount and fixed account, if any, of the contract on the Valuation Date the rider charge is assessed. The amount we deduct will increase or decrease as the Income Base increases or decreases, because the charge is based on the Income Base. Refer to Living Benefit Riders for a discussion and example of the impact of the changes to the Income Base.
The charge rate can change each time there is an Automatic Annual Step-up. Since the Automatic Annual Step-up could increase your Income Base every Benefit Year (if all conditions are met), the charge rate could also increase every Benefit Year, but the rate will never exceed the stated guaranteed maximum annual charge rate. If your charge rate is increased, you may opt out of the Automatic Annual Step-up by giving us notice within 30 days after the Benefit Year anniversary if you do not want your rate to change. If you opt out of the step-up, the charge rate and the Income Base will return to the value they were immediately prior to the step-up, adjusted for any additional Purchase Payments or Excess Withdrawals. This opt out will only apply for this particular Automatic Annual Step-up. You will need to notify us each time the charge rate increases if you want to opt out of subsequent Automatic Annual Step-ups.
The annual rider charge rate will increase to the then current rider charge rate not to exceed the guaranteed maximum annual charge rate, if after the first Benefit Year anniversary cumulative Purchase Payments added to the contract equal or exceed $100,000. You may not opt out of this rider charge rate increase. See Living Benefit Riders.
The charge will be discontinued upon termination of the rider. However, a portion of the rider charge, based on the number of days the rider was in effect that quarter, will be deducted upon termination of the rider (except for death), surrender of the contract, or the election of an Annuity Payout option, including i4LIFE® Advantage. If the Contract Value is reduced to zero, no further charge will be deducted.
i4LIFE® Advantage Guaranteed Income Benefit Charge for Contractowners who transition from a Prior Rider. If you have elected Lincoln Lifetime IncomeSM Advantage 2.0 (“Prior Rider”), you may carry over certain features of that Prior Rider to transition to the applicable version of i4LIFE® Advantage Guaranteed Income Benefit. If you make this transition, your current charge rate of the Prior Rider will be the initial charge rate for your i4LIFE® Advantage Guaranteed Income Benefit rider.
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This section applies to all of the transitions listed in the following chart. The charges and calculations described earlier in the i4LIFE® Advantage Guaranteed Income Benefit Charge section will not apply.
If your Prior Rider is...	you will transition to...	and the current initial charge rate for your Guaranteed Income Benefit rider is…
Lincoln Lifetime IncomeSM Advantage 2.0	i4LIFE® Advantage Guaranteed Income Benefit (version 4)	1.05% (0.2625% quarterly) single life option 1.25% (0.3125% quarterly) joint life option
The initial charge is a percentage of the greater of the Income Base from the Prior Rider or the Account Value. The charge for i4LIFE® Advantage Guaranteed Income Benefit is deducted quarterly, starting with the first three-month anniversary of the effective date of i4LIFE® Advantage and every three months thereafter. The total Separate Account Annual Expense charge for the Death Benefit you have elected on your base contract also applies: 1.65% for the EGMDB and 1.55% for the Guarantee of Principal Death Benefit . Contractowners are guaranteed that in the future the guaranteed maximum charge rate for i4LIFE® Advantage Guaranteed Income Benefit will be the guaranteed maximum charge rate that was in effect at the time they purchased the Prior Rider.
The charge will not change unless there is an automatic step-up of the Guaranteed Income Benefit (described in the i4LIFE® Advantage section of this prospectus). At such time, the dollar amount of the charge will increase by a two part formula: 1) the charge will increase by the same percentage that the Guaranteed Income Benefit payment increased and 2) the charge will also increase by the percentage of any increase to the Prior Rider current charge rate. (The Prior Rider charge rate continues to be used as a factor in determining the i4LIFE® Advantage Guaranteed Income Benefit charge.) This means that the charge may change annually. The charge may also be reduced if a withdrawal above the Regular Income Payment is taken. The dollar amount of the rider charge will be reduced in the same proportion that the withdrawal reduced the Account Value. The annual dollar amount is divided by four (4) to determine the quarterly charge.
See i4LIFE® Advantage Guaranteed Income Benefit for Contractowners who transition from a Prior Rider in the prospectus for an example of how the initial i4LIFE® Advantage Guaranteed Income Benefit charge for purchasers of a Prior Rider could be calclulated.
Lincoln Lifetime IncomeSM Advantage Charge. While this rider is in effect, there is a charge for Lincoln Lifetime IncomeSM Advantage. The current annual rider charge rate is 0.90% of the Guaranteed Amount (0.225% quarterly) for the Lincoln Lifetime IncomeSM Advantage single life or joint life option. For riders purchased before January 20, 2009, the current annual charge rate will increase from 0.75% to 0.90% upon the earlier of (a) the next Automatic Annual Step-up of the Guaranteed Amount or (b) the next Benefit Year anniversary if cumulative Purchase Payments received after the first Benefit Year anniversary equal or exceed $100,000. If the Lincoln Lifetime IncomeSM Advantage Plus is purchased, an additional 0.15% is added, for a total current cost of 1.05% of the Guaranteed Amount. See Appendix B – Lincoln Lifetime IncomeSM Advantage – Guaranteed Amount for a description of the calculation of the Guaranteed Amount.
The charge is based on the Guaranteed Amount as increased for subsequent Purchase Payments, Automatic Annual Step-ups, 5% Enhancements, and the 200% step-up and decreased for withdrawals. The 200% step-up is not available for riders purchased on and after October 5, 2009. We will deduct the cost of this rider from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the effective date of the rider. This deduction will be made in proportion to the value in each Subaccount of the contract on the Valuation Date the rider charge is assessed. For riders purchased on and after March 2, 2009, the charge is also deducted in proportion to the value in the fixed account used for dollar cost averaging purposes. The amount we deduct will increase or decrease as the Guaranteed Amount increases or decreases, because the charge is based on the Guaranteed Amount. Refer to Appendix B – Lincoln Lifetime IncomeSM Advantage – Guaranteed Amount for a discussion and example of the impact of the changes to the Guaranteed Amount.
Since the Automatic Annual Step-up could increase your Guaranteed Amount every Benefit Year (if all conditions are met), the charge rate could also increase every Benefit Year, but the rate will never exceed the guaranteed maximum annual charge rate of 1.50%. If your charge rate is increased, you may opt out of the Automatic Annual Step-up by giving us notice within 30 days after the Benefit Year anniversary if you do not want your rate to change. If you opt out of the step-up, the charge rate and the Guaranteed Amount will return to the value they were immediately prior to the step-up, adjusted for additional Purchase Payments or Excess Withdrawals, if any. This opt-out will only apply for this particular Automatic Annual Step-up and is not available if additional Purchase Payments would cause your charge to increase. You will need to notify us each time the charge rate increases if you want to opt out of subsequent Automatic Annual Step-ups.
An increase in the Guaranteed Amount as a result of the 5% Enhancement or 200% step-up will not cause an increase in the annual rider charge rate but will increase the dollar amount of the charge.
Once cumulative additional Purchase Payments into your annuity contract after the first Benefit Year equal or exceed $100,000, any additional Purchase Payment will cause the charge rate for your rider to change to the current charge rate in effect on the
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next Benefit Year anniversary, but the charge rate will never exceed the guaranteed maximum annual charge rate. The new charge rate will become effective on the Benefit Year anniversary.
The rider charge will be discontinued upon termination of the rider. A portion of the rider charge, based on the number of days the rider was in effect that quarter, will be deducted upon termination of the rider (except for death) or surrender of the contract.
If the Guaranteed Amount is reduced to zero while the Contractowner is receiving a lifetime Maximum Annual Withdrawal, no rider charge will be deducted.
If you purchased Lincoln Lifetime IncomeSM Advantage Plus Option, an additional 0.15% of the Guaranteed Amount will be added to the Lincoln Lifetime IncomeSM Advantage charge for a total current charge rate of 1.05% applied to the Guaranteed Amount. This total charge rate (which may change as discussed above) is in effect until the seventh Benefit Year anniversary. If you exercise your Plus Option, this entire rider and its charge will terminate. If you do not exercise the Plus Option, after the seventh Benefit Year anniversary, the 0.15% charge for the Plus Option will be removed and the Lincoln Lifetime IncomeSM Advantage rider and charge will continue. If you make a withdrawal prior to the seventh Benefit Year anniversary, you will not be able to exercise the Plus Option, but the additional 0.15% charge will remain on your contract until the seventh Benefit Year anniversary.
Guaranteed Income Benefit Charge for Lincoln Lifetime IncomeSM Advantage purchasers. For purchasers of Lincoln Lifetime IncomeSM Advantage who terminate their rider and purchase i4LIFE® Advantage Guaranteed Income Benefit (version 2 or 3), the Guaranteed Income Benefit which is purchased with i4LIFE® Advantage is subject to a current annual charge rate of 0.50% of the Account Value, which is added to the i4LIFE®Advantage charge rate for a total current charge rate of the Account Value, computed daily as follows: 2.40% for the i4LIFE® Advantage Account Value Death Benefit; 2.45% for the i4LIFE® Advantage Guarantee of Principal Death Benefit; and 2.60% for the i4LIFE® Advantage EGMDB.
Purchasers of Lincoln Lifetime IncomeSM Advantage are guaranteed that in the future the guaranteed maximum charge for the Guaranteed Income Benefit will be the guaranteed maximum charge then in effect at the time that they purchase Lincoln Lifetime IncomeSM Advantage.
The Guaranteed Income Benefit charge rate will not change unless you elect an additional step-up period during which the Guaranteed Income Benefit is stepped-up to 75% of the current Regular Income Payment (described later). At the time you elect a new step-up period, the charge rate will change to the current charge rate in effect at that time (if the current charge rate has changed) up to the guaranteed maximum annual charge rate of 1.50% of the Account Value. If we automatically administer the step-up period election for you and your charge rate is increased, you may ask us to reverse the step-up period election by giving us notice within 30 days after the date on which the step-up period election occurred. If we receive this notice, we will decrease the charge rate, on a going forward basis, to the charge rate in effect before the step-up period election occurred. Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. You will have no more step-ups unless you notify us that you wish to start a new step-up period (described in the i4LIFE® Advantage section of this prospectus).
After the Periodic Income Commencement Date, if the Guaranteed Income Benefit is terminated, the Guaranteed Income Benefit annual charge will also terminate but the i4LIFE® Advantage charge will continue.
Lincoln SmartSecurity® Advantage Charge. While this rider is in effect, there is a charge for Lincoln SmartSecurity® Advantage. The current annual charge rate is:
1.	0.85% of the Guaranteed Amount (0.2125% quarterly) for Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option (the current annual charge rate will increase to 0.85% upon the next election of a step-up of the Guaranteed Amount); or
2.	0.85% of the Guaranteed Amount (0.2125% quarterly) for Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up, single life option (and also the prior version of Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up) (for riders purchased prior to December 3, 2012, the current annual charge rate will increase from 0.65% to 0.85% at the end of the 10-year annual step-up period if a new 10-year period is elected); or
3.	1.00% of the Guaranteed Amount (0.25% quarterly) for Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up, joint life option (for riders purchased prior to December 3, 2012, the current annual charge rate will increase from 0.80% to 1.00% at the end of the 10-year annual step-up period if a new 10-year period is elected). See Appendix B – Lincoln SmartSecurity® Advantage – Guaranteed Amount for a description of the calculation of the Guaranteed Amount.
The charge is based on the Guaranteed Amount (initial Purchase Payment if purchased at contract issue, or Contract Value at the time of election) as increased for subsequent Purchase Payments and step-ups and decreased for withdrawals. We will deduct the cost of this rider from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the effective date of the rider. This deduction will be made in proportion to the value in each Subaccount and any fixed account of the contract on the Valuation Date the rider charge is assessed. In Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option and the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up (without the single or joint life option), the charge may be deducted in proportion to the value in the fixed account as well. The amount we deduct will increase or
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decrease as the Guaranteed Amount increases or decreases, because the charge is based on the Guaranteed Amount. Refer to Appendix B – Lincoln SmartSecurity® Advantage – Guaranteed Amount for a discussion and example of the impact of changes to the Guaranteed Amount.
Under the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option, the Guaranteed Amount will automatically step-up to the Contract Value on each Benefit Year anniversary up to and including the 10th Benefit Year if conditions are met as described in the Lincoln SmartSecurity® Advantage section. Additional 10-year periods of step-ups may be elected. The annual rider charge rate will not change upon each automatic step-up of the Guaranteed Amount within the 10-year period.
If you elect to step-up the Guaranteed Amount for another 10-year step-up period (including if we administer the step-up election for you or if you make a change from a joint life to a single life option after a death or divorce), a portion of the rider charge, based on the number of days prior to the step-up, will be deducted on the Valuation Date of the step-up based on the Guaranteed Amount immediately prior to the step-up. This deduction covers the cost of the rider from the time of the previous deduction to the date of the step-up. After a Contractowner's step-up, we will deduct the rider charge for the stepped-up Guaranteed Amount on a quarterly basis, beginning on the Valuation Date on or next following the three-month anniversary of the step-up. At the time of the elected step-up, the rider charge rate will change to the current charge rate in effect at that time (if the current charge rate has changed), but it will never exceed the guaranteed maximum annual charge rate of 0.95% of the Guaranteed Amount for the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option or 1.50% of the Guaranteed Amount for the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option. If you never elect to step-up your Guaranteed Amount, your rider charge rate will never change, although the amount we deduct will change as the Guaranteed Amount changes. The rider charge will be discontinued upon the earlier of the Annuity Commencement Date, election of i4LIFE® Advantage or termination of the rider. A portion of the rider charge, based on the number of days the rider was in effect that quarter, will be deducted upon termination of the rider (except upon death) or surrender of the contract.
Rider Charge Waiver. For the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option, after the later of the fifth anniversary of the effective date of the rider or the fifth anniversary of the most recent step-up of the Guaranteed Amount, the rider charge may be waived. For the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option, no rider charge waiver is available with the single life and joint life options. The earlier version of the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option has a waiver charge provision which may occur after the fifth Benefit Year anniversary following the last automatic step-up opportunity.
Whenever the above conditions are met, on each Valuation Date the rider charge is to be deducted, if the total withdrawals from the contract have been less than or equal to 10% of the sum of: (1) the Guaranteed Amount on the effective date of this rider or on the most recent step-up date; and (2) Purchase Payments made after the step-up, then the quarterly rider charge will be waived. If the withdrawals have been more than 10%, then the rider charge will not be waived.
4LATER® Advantage Charge. Prior to the Periodic Income Commencement Date (which is defined as the Valuation Date the initial Regular Income Payment under i4LIFE® Advantage is determined), the annual 4LATER® charge rate is currently 0.65% of the Income Base. For riders purchased before January 20, 2009, the current annual charge rate will increase from 0.50% to 0.65% upon the next election to reset the Income Base. The Income Base (an amount equal to the initial Purchase Payment if purchased at contract issue, or Contract Value at the time of election if elected after the contract effective date), as adjusted, is a value that will be used to calculate the 4LATER® Guaranteed Income Benefit. The Income Base is increased for subsequent Purchase Payments, automatic 15% enhancements and resets, and decreased for withdrawals. An amount equal to the quarterly 4LATER® rider charge rate multiplied by the Income Base will be deducted from the Subaccounts on every three-month anniversary of the later of the 4LATER® rider effective date or the most recent reset of the Income Base. This deduction will be made in proportion to the value in each Subaccount on the Valuation Date the 4LATER® rider charge is assessed. The amount we deduct will increase as the Income Base increases, because the charge is based on the Income Base. As described in more detail below, the only time the Income Base will change is when there are additional Purchase Payments, withdrawals, automatic enhancements at the end of the 3-year waiting periods or in the event of a reset to the current Account Value.
Upon a reset of the Income Base, a portion of the rider charge, based on the number of days prior to the reset, will be deducted on the Valuation Date of the reset based on the Income Base immediately prior to the reset. This deduction covers the cost of the 4LATER® rider from the time of the previous deduction to the date of the reset. After the reset, we will deduct the 4LATER® rider charge for the reset Income Base on a quarterly basis, beginning on the Valuation Date on or next following the three-month anniversary of the reset. At the time of the reset, the annual charge rate will be the current charge rate in effect at the time of reset. At the time of each reset (whether you elect the reset or we administer the reset for you), the annual charge rate will change to the current charge rate in effect at the time of the reset, not to exceed the guaranteed maximum charge rate of 1.50% of the Income Base. At the time of reset, a new Waiting Period will begin. Subsequent resets may be elected at the end of each new Waiting Period. The reset will be effective on the next Valuation Date after notice of the reset is approved by us. If you never elect to reset your Income Base, your 4LATER® rider charge rate will never change, although the amount we deduct will change as your Income Base changes.
Prior to the Periodic Income Commencement Date, a portion of the 4LATER® rider charge, based on the number of days the rider was in effect that quarter, will be deducted upon termination of the 4LATER® rider for any reason other than death. On the Periodic Income
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Commencement Date, a portion of the 4LATER® rider charge, based on the number of days the rider was in effect that quarter, will be made to cover the cost of 4LATER® since the previous deduction.
i4LIFE® Advantage with 4LATER® Guaranteed Income Benefit Charge for Contractowners who transition from 4LATER® Advantage. The 4LATER® Guaranteed Income Benefit current annual rider charge rate for purchasers who previously purchased 4LATER® Advantage is 0.65% of the Account Value, which is added to the i4LIFE® Advantage charge rate for a total current charge rate of the Account Value, computed daily as follows: 2.55% for the i4LIFE® Advantage Account Value Death Benefit; 2.60% for the i4LIFE® Advantage Guarantee of Principal Death Benefit; and 2.75% for the i4LIFE® Advantage EGMDB. (For riders purchased before January 20, 2009, the current annual charge rate is 0.50%, but will increase to 0.65% upon the next election to reset the Income Base.) These charges apply only during the i4LIFE® Advantage payout phase.
On and after the Periodic Income Commencement Date, the 4LATER® Guaranteed Income Benefit charge will be added to the i4LIFE® Advantage charge rate as a daily percentage of average Account Value. This is a change to the calculation of the 4LATER® charge because after the Periodic Income Commencement Date, when the 4LATER® Guaranteed Income Benefit is established, the Income Base is no longer applicable. The 4LATER® charge rate is the same immediately before and after the Periodic Income Commencement Date; however, the charge is multiplied by the Income Base (on a quarterly basis) prior to the Periodic Income Commencement Date and then multiplied by the average daily Account Value after the Periodic Income Commencement Date.
After the Periodic Income Commencement Date, the 4LATER® Guaranteed Income Benefit charge rate will not change unless the Contractowner elects additional 15-year step-up periods during which the 4LATER® Guaranteed Income Benefit is stepped-up to 75% of the current Regular Income Payment. At the time of a reset of the 15-year step-up period, the 4LATER® Guaranteed Income Benefit charge rate will change to the current charge rate in effect at that time (if the current charge rate has changed) up to the guaranteed maximum annual charge rate of 1.50% of Account Value. After we administer this election, you have 30 days to notify us if you wish to reverse the election (because you do not wish to incur the additional cost). If we receive this notice, we will decrease the charge rate, on a going forward basis, to the charge rate in effect before the step-up occurred.
After the Periodic Income Commencement Date, if the 4LATER® Guaranteed Income Benefit is terminated, the 4LATER® Guaranteed Income Benefit annual charge will also terminate but the i4LIFE® Advantage charge will continue.
Discontinued Living Benefit Riders
Lincoln Lifetime IncomeSM Advantage
The Lincoln Lifetime IncomeSM Advantage rider provides minimum, guaranteed, periodic withdrawals for your life as Contractowner/Annuitant (single life option) or for the lives of you as Contractowner/Annuitant and your spouse as joint owner or primary Beneficiary (joint life option) regardless of the investment performance of the contract, provided that certain conditions are met. The Contractowner, Annuitant or Secondary Life may not be changed while this rider is in effect (except if the Secondary Life assumes ownership of the contract upon death of the Contractowner), including any sale or assignment of the contract as collateral. A minimum guaranteed amount (Guaranteed Amount) is used to calculate the periodic withdrawals from your contract, but is not available as a separate benefit upon death or surrender. The Guaranteed Amount is equal to the initial Purchase Payment (or Contract Value if elected after contract issue) increased by subsequent Purchase Payments, Automatic Annual Step-ups, 5% Enhancements and the step-up to 200% of the initial Guaranteed Amount (if applicable to your contract) and decreased by withdrawals in accordance with the provisions set forth below. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. No additional Purchase Payments are allowed if the Contract Value decreases to zero for any reason.
This rider provides annual withdrawals of 5% of the initial Guaranteed Amount called Maximum Annual Withdrawal amounts. With the single life option, you may receive Maximum Annual Withdrawal amounts for your lifetime. If you purchased the joint life option, Maximum Annual Withdrawal amounts for the lifetimes of you and your spouse are available. Withdrawals in excess of the Maximum Annual Withdrawal amount and any withdrawals prior to age 59 (for the single life option) or age 65 (for the joint life option) may significantly reduce your Maximum Annual Withdrawal amount. Withdrawals will also negatively impact the availability of the 5% Enhancement, the 200% step-up (if applicable to your contract) and Lincoln Lifetime IncomeSM Advantage Plus. These options are discussed below in detail.
An additional option, Lincoln Lifetime IncomeSM Advantage Plus, provides that on the seventh Benefit Year anniversary, provided you have not made any withdrawals, you may choose to cancel your Lincoln Lifetime IncomeSM Advantage rider and receive an increase in your Contract Value of an amount equal to the excess of your initial Guaranteed Amount (and Purchase Payments made within 90 days of rider election) over your Contract Value. This option guarantees at least a return of your initial Purchase Payment after 7 years. Lincoln Lifetime IncomeSM Advantage Plus must have been purchased with Lincoln Lifetime IncomeSM Advantage. Lincoln Lifetime IncomeSM Advantage Plus is discussed in detail below.
If you purchased this rider, you are limited in how you can invest in the Subaccounts in your contract. In addition, the fixed account is not available except for use with dollar cost averaging. See The Contracts – Investment Requirements – Option 3 if you purchased
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Lincoln Lifetime IncomeSM Advantage on or after January 20, 2009. See The Contracts – Investment Requirements – Option 2 if you purchased Lincoln Lifetime IncomeSM Advantage prior to January 20, 2009.
We have designed the rider to protect you from outliving your Contract Value. If the rider terminates or you (and your spouse, if applicable) die before your Contract Value is reduced to zero, neither you nor your estate will receive any lifetime withdrawals from us under the rider. We limit your withdrawals to the Maximum Annual Withdrawal amount and impose Investment Requirements in order to minimize the risk that your Contract Value will be reduced to zero before your (or your spouse’s) death.
If the rider was elected at contract issue, then the rider was effective on the contract’s effective date. If the rider was elected after the contract was issued the rider became effective on the next Valuation Date following approval by us. You cannot simultaneously elect Lincoln Lifetime IncomeSM Advantage with any other Living Benefit Rider.
Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. If your Benefit Year anniversary falls on a day that the New York Stock Exchange is closed, any benefit calculation scheduled to occur on that anniversary will occur on the next Valuation Date.
Guaranteed Amount. The Guaranteed Amount is a value used to calculate your withdrawal benefit under this rider. The Guaranteed Amount is not available to you as a lump sum withdrawal or a Death Benefit. The initial Guaranteed Amount varies based on when you elect the rider. If you elected the rider at the time you purchased the contract, the initial Guaranteed Amount equals your initial Purchase Payment . If you elected the rider after we issued the contract, the initial Guaranteed Amount equals the Contract Value on the effective date of the rider. The maximum Guaranteed Amount is $10 million. This maximum takes into consideration the total guaranteed amounts under the Living Benefit Riders from all Lincoln Life contracts (or contracts issued by our affiliates) in which you (or spouse if joint life option) are the covered life.
Additional Purchase Payments automatically increase the Guaranteed Amount by the amount of the Purchase Payment (not to exceed the maximum Guaranteed Amount); for example, a $10,000 additional Purchase Payment will increase the Guaranteed Amount by $10,000. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. Additional Purchase Payments will not be allowed if the Contract Value decreases to zero for any reason including market loss.
The following example demonstrates the impact of additional Purchase Payments on the Lincoln Lifetime IncomeSM Advantage charge:
Initial Purchase Payment	$100,000
Additional Purchase Payment in Year 2	$95,000	No change to charge
Additional Purchase Payment in Year 3	$50,000	Charge will be the then current charge
Additional Purchase Payment in Year 4	$25,000	Charge will be the then current charge
Each withdrawal reduces the Guaranteed Amount as discussed below.
5% Enhancement to the Guaranteed Amount. On each Benefit Year anniversary, the Guaranteed Amount, minus Purchase Payments received in the preceding Benefit Year, will be increased by 5% if the Contractowner/Annuitant (as well as the spouse if the joint life option is in effect) is under 86 and the rider is within the 10 year period described below. Additional Purchase Payments must be invested in the contract at least one Benefit Year before the 5% Enhancement will be made on the portion of the Guaranteed Amount equal to that Purchase Payment. Any Purchase Payments made within the first 90 days after the effective date of the rider will be included in the Guaranteed Amount for purposes of receiving the 5% Enhancement on the first Benefit Year anniversary.
Note: The 5% Enhancement is not available in any Benefit Year there is a withdrawal from Contract Value including a Maximum Annual Withdrawal amount. A 5% Enhancement will occur in subsequent years after a withdrawal only under certain conditions. If you are eligible (as defined below) for the 5% Enhancement in the next year, the enhancement will not occur until the Benefit Year anniversary of that year.
The following is an example of the impact of the 5% Enhancement on the Guaranteed Amount :
Initial Purchase Payment = $100,000; Guaranteed Amount = $100,000
Additional Purchase Payment on day 30 = $15,000; Guaranteed Amount = $115,000
Additional Purchase Payment on day 95 = $10,000; Guaranteed Amount = $125,000
On the first Benefit Year anniversary, the Guaranteed Amount is $130,750 (= $115,000 x 1.05 + $10,000). The $10,000 Purchase Payment on day 95 is not eligible for the 5% Enhancement until the second Benefit Year anniversary.
The 5% Enhancement will be in effect for 10 years from the effective date of the rider. The 5% Enhancement will cease upon the death of the Contractowner/Annuitant or upon the death of the survivor of the Contractowner or spouse (if joint life option is in effect) or when the oldest of these individuals reaches age 86. A new 10-year period will begin each time an Automatic Annual Step-up to the Contract Value occurs as described below. As explained below, the 5% Enhancement and Automatic Annual Step-up will not occur in
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the same year. If the Automatic Annual Step-up provides a greater increase to the Guaranteed Amount, you will not receive the 5% Enhancement. The 5% Enhancement cannot increase the Guaranteed Amount above the maximum Guaranteed Amount of $10 million. For riders purchased prior to January 20, 2009, the 5% Enhancement will be in effect for 15 years from the effective date of the rider, and a new 15-year period will begin following each Automatic Annual Step-up.
Any withdrawal from the Contract Value limits the 5% Enhancement as follows:
a.	The 5% Enhancement will not occur on any Benefit Year anniversary in which there is a withdrawal, including a Maximum Annual Withdrawal amount, from the contract during that Benefit Year. The 5% Enhancement will occur on the following Benefit Year anniversary if no other withdrawals are made from the contract and the rider is within the 10-year period as long as the Contractowner/Annuitant (single life option) is 59 or older or the Contractowner and spouse (joint life option) are age 65 or older.
b.	If the Contractowner/Annuitant (single life option) is under age 59 or the Contractowner or spouse (joint life option) is under age 65, and a withdrawal is made from the contract, the 5% Enhancement will not occur again until an Automatic Annual Step-Up to the Contract Value (as described below) occurs.
An example of the impact of a withdrawal on the 5% Enhancement is included in the Withdrawals section below.
If your Guaranteed Amount is increased by the 5% Enhancement on the Benefit Year anniversary, your charge rate for the rider will not change. However, the amount you pay for the rider will increase since the charge for the rider is based on the Guaranteed Amount.
Automatic Annual Step-ups of the Guaranteed Amount. The Guaranteed Amount will automatically step-up to the Contract Value on each Benefit Year anniversary if:
a.	the Contractowner/Annuitant (single life option), or the Contractowner and spouse (joint life option) are both still living and under age 86; and
b.	the Contract Value on that Benefit Year anniversary, after the deduction of any withdrawals (including the rider charge and account fee), plus any Purchase Payments made on that date is greater than the Guaranteed Amount after the 5% Enhancement (if any) or 200% step-up (if any, as described below).
Following is an example of how the Automatic Annual Step-ups and the 5% Enhancement will work (assuming no withdrawals or additional Purchase Payments and issue age above 59 (single life) or 65 (joint life)):
	Contract Value	Guaranteed Amount	Potential for Charge to Change	Length of 5% Enhancement Period
Initial Purchase Payment $50,000	$50,000	$50,000	No	10
1st Benefit Year anniversary	$54,000	$54,000	Yes	10
2nd Benefit Year anniversary	$53,900	$56,700	No	9
3rd Benefit Year anniversary	$57,000	$59,535	No	8
4th Benefit Year anniversary	$64,000	$64,000	Yes	10
On the first Benefit Year anniversary, the Automatic Annual Step-up increased the Guaranteed Amount to the Contract Value of $54,000 since the increase in the Contract Value is greater than the 5% Enhancement amount of $2,500 (5% of $50,000). On the second Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $54,000 = $2,700). On the third Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $56,700 = $2,835). On the fourth Benefit Year anniversary, the Automatic Annual Step-up to the Contract Value was greater than the 5% Enhancement amount of $2,977 (5% of $59,535) and a new 10-year Enhancement Period began.
An Automatic Annual Step-up cannot increase the Guaranteed Amount beyond the maximum Guaranteed Amount of $10 million.
Step-up to 200% of the initial Guaranteed Amount. If you purchased Lincoln Lifetime IncomeSM Advantage on or after October 5, 2009, the 200% step-up will not be available. For Contractowners who purchased Lincoln Lifetime IncomeSM Advantage on or after January 20, 2009 but before October 5, 2009, on the Benefit Year anniversary after you (single life) or the younger of you and your spouse (joint life) reach age 65, or the rider has been in effect for 10 years, whichever event is later, we will step-up your Guaranteed Amount to 200% of your initial Guaranteed Amount (plus any Purchase Payments made within 90 days of rider election), less any withdrawals, if this would increase your Guaranteed Amount to an amount higher than that provided by the 5% Enhancement or the Automatic Annual Step-up for that year, if applicable. (You will not also receive the 5% Enhancement or Automatic Annual Step-up if the 200% step-up applies.) This step-up will not occur if:
1.	any withdrawal was made prior to age 59 (single life) or age 65 (joint life);
2.	an Excess Withdrawal (defined below) has occurred; or
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3.	cumulative withdrawals totaling more than 10% of the initial Guaranteed Amount (plus Purchase Payments within 90 days of rider election) have been made (even if these withdrawals were within the Maximum Annual Withdrawal amount).
For example, assume the initial Guaranteed Amount is $200,000. A $10,000 Maximum Annual Withdrawal was made at age 65 and at age 66. If one more $10,000 Maximum Annual Withdrawal was made at age 67, the step-up would not be available since withdrawals cannot exceed $20,000 (10% of $200,000).
If you purchased Lincoln Lifetime IncomeSM Advantage prior to January 20, 2009, you will not be eligible to receive the 200% step-up of the Guaranteed Amount until the Benefit Year anniversary after you (single life) or the younger of you and your spouse (joint life) reach age 70, or the rider has been in effect for 10 years, whichever event is later.
This Step-up is only available one time and it will not occur if, on the applicable Benefit Year anniversary, your Guaranteed Amount exceeds 200% of your initial Guaranteed Amount (plus Purchase Payments within 90 days of rider election). Required minimum distributions (RMDs) from qualified contracts may adversely impact this benefit because you may have to withdraw more than 10% of your initial Guaranteed Amount. See the terms governing RMDs in the Maximum Annual Withdrawal Amount section below.
The following example demonstrates the impact of this step-up on the Guaranteed Amount:
Initial Purchase Payment at age 55 = $200,000; Guaranteed Amount = $200,000; Maximum Annual Withdrawal amount = $10,000.
After 10 years, at age 65, the Guaranteed Amount is $272,339 (after applicable 5% Enhancements and two $10,000 Maximum Annual Withdrawal Amounts) and the Contract Value is $250,000. Since the Guaranteed Amount is less than $360,000 ($200,000 initial Guaranteed Amount reduced by the two $10,000 withdrawals x 200%), the Guaranteed Amount is increased to $360,000.
The 200% step-up (if applicable to your contract) cannot increase the Guaranteed Amount beyond the maximum Guaranteed Amount of $10 million.
Maximum Annual Withdrawal Amount. You may make periodic withdrawals up to the Maximum Annual Withdrawal amount each Benefit Year for your (Contractowner) lifetime (single life option) or the lifetimes of you and your spouse (joint life option) as long as you are at least age 59 (single life option) or you and your spouse are both at least age 65 (joint life option) and your Maximum Annual Withdrawal amount is greater than zero.
On the effective date of the rider, the Maximum Annual Withdrawal amount is equal to 5% of the initial Guaranteed Amount. If you do not withdraw the entire Maximum Annual Withdrawal amount during a Benefit Year, there is no carryover of the extra amount into the next Benefit Year.
If your Contract Value is reduced to zero because of market performance, withdrawals equal to the Maximum Annual Withdrawal amount will continue automatically for your life (and your spouse if applicable under joint life option) under the Maximum Annual Withdrawal Amount Annuity Payment Option (discussed later). You may not withdraw the remaining Guaranteed Amount in a lump sum.
Note: if any withdrawal is made, the 5% Enhancement is not available during that Benefit Year and Lincoln Lifetime IncomeSM Advantage Plus is not available (see below). Withdrawals may also negatively impact the 200% step-up (see above).
The tax consequences of withdrawals are discussed in Federal Tax Matters section of this prospectus.
All withdrawals you make, whether or not within the Maximum Annual Withdrawal amount, will decrease your Contract Value.
The Maximum Annual Withdrawal amount will be doubled, called the Nursing Home Enhancement, during a Benefit Year when the Contractowner/Annuitant is age 59 or older or the Contractowner and spouse (joint life option), are both age 65 or older, and one is admitted into an accredited nursing home or equivalent health care facility. The Nursing Home Enhancement applies if the admittance into such facility occurs 60 months or more after the effective date of the rider (36 months or more for Contractowners who purchased this rider prior to January 20, 2009), the individual was not in the nursing home in the year prior to the effective date of the rider, and upon entering the nursing home, the person has been then confined for at least 90 consecutive days. Proof of nursing home confinement will be required each year. If you leave the nursing home, your Maximum Annual Withdrawal amount will be reduced by 50% starting after the next Benefit Year anniversary.
The requirements of an accredited nursing home or equivalent health care facility are set forth in the Nursing Home Enhancement Claim Form. The criteria for the facility include, but are not limited to: providing 24 hour a day nursing services; an available physician; an employed nurse on duty or call at all times; maintains daily clinical records; and able to dispense medications. This does not include an assisted living or similar facility. For riders purchased on or after January 20, 2009, the admittance to a nursing home must be pursuant to a plan of care provided by a licensed health care practitioner, and the nursing home must be located in the United States.
The remaining references to the 5% Maximum Annual Withdrawal amount also include the Nursing Home Enhancement Maximum Annual Withdrawal amount.
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The Maximum Annual Withdrawal amount is increased by 5% of any additional Purchase Payments . For example, if the Maximum Annual Withdrawal amount of $2,500 (5% of $50,000 Guaranteed Amount) is in effect and an additional Purchase Payment of $10,000 is made , the new Maximum Annual Withdrawal amount is $3,000 ($2,500 + 5% of $10,000).
5% Enhancements, Automatic Annual Step-ups and the 200% step-up (if applicable to your contract) will cause a recalculation of the eligible Maximum Annual Withdrawal amount to the greater of:
a.	the Maximum Annual Withdrawal amount immediately prior to the 5% Enhancement, Automatic Annual Step-up or 200% step-up; or
b.	5% of the Guaranteed Amount on the Benefit Year anniversary.
See the chart below for examples of the recalculation.
The Maximum Annual Withdrawal amount from both Lincoln Lifetime IncomeSM Advantage and Lincoln SmartSecurity® Advantage under all Lincoln Life contracts (or contracts issued by our affiliates) applicable to you (or your spouse if joint life option) can never exceed 5% of the maximum Guaranteed Amount.
Withdrawals after age 59 (Single Life Option) or age 65 (Joint Life Option). If the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) after age 59 (single life) or age 65 (joint life) are within the Maximum Annual Withdrawal amount, then:
1.	the withdrawal will reduce the Guaranteed Amount by the amount of the withdrawal on a dollar-for-dollar basis, and
2.	the Maximum Annual Withdrawal amount will remain the same.
The impact of withdrawals prior to age 59 or age 65 will be discussed later in this section. The following example illustrates the impact of Maximum Annual Withdrawals on the Guaranteed Amount and the recalculation of the Maximum Annual Withdrawal amount (assuming no additional Purchase Payments and the Contractowner (single life) is older than 59 and the Contractowner and spouse (joint life) are both older than 65):
	Contract Value	Guaranteed Amount	Maximum Annual Withdrawal Amount
Initial Purchase Payment $50,000	$50,000	$50,000	$2,500
1st Benefit Year anniversary	$54,000	$54,000	$2,700
2nd Benefit Year anniversary	$51,000	$51,300	$2,700
3rd Benefit Year anniversary	$57,000	$57,000	$2,850
4th Benefit Year anniversary	$64,000	$64,000	$3,200
The initial Maximum Annual Withdrawal amount is equal to 5% of the Guaranteed Amount. Since withdrawals occurred each year (even withdrawals within the Maximum Annual Withdrawal amount), the 5% Enhancement of the Guaranteed Amount was not available. However, each year the Automatic Annual Step-up occurred (first, third and fourth Benefit Year anniversaries), the Maximum Annual Withdrawal amount was recalculated to 5% of the current Guaranteed Amount.
Withdrawals from Individual Retirement Annuity contracts will be treated as within the Maximum Annual Withdrawal amount (even if they exceed the 5% Maximum Annual Withdrawal amount) only if the withdrawals are taken in systematic installments of the amount needed to satisfy the RMD rules under Internal Revenue Code Section 401(a)(9). In addition, in order for this exception for RMDs to apply, the following must occur:
1.	Lincoln’s automatic withdrawal service is used to calculate and pay the RMD;
2.	The RMD calculation must be based only on the value in this contract;
3.	No withdrawals other than RMDs are made within that Benefit Year (except as described in next paragraph); and
4.	This contract is not a beneficiary IRA.
If your RMD withdrawals during a Benefit Year are less than the Maximum Annual Withdrawal amount, an additional amount up to the Maximum Annual Withdrawal amount may be withdrawn. If a withdrawal, other than an RMD is made during the Benefit Year, then all amounts withdrawn in excess of the Maximum Annual Withdrawal amount, including amounts attributed to RMDs, will be treated as Excess Withdrawals (see below).
Distributions from qualified contracts are generally taxed as ordinary income. Distributions from nonqualified contracts that are includable in gross income are also generally taxed as ordinary income. See Federal Tax Matters for information on determining what amounts are includable in gross income.
Excess Withdrawals. Excess Withdrawals are the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) that exceed the Maximum Annual Withdrawal amount. When Excess Withdrawals occur:
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1.	The Guaranteed Amount is reduced by the same proportion that the Excess Withdrawal reduces the Contract Value. This means that the reduction in the Guaranteed Amount could be more than a dollar-for-dollar reduction.
2.	The Maximum Annual Withdrawal amount will be immediately recalculated to 5% of the new (reduced) Guaranteed Amount (after the proportionate reduction for the Excess Withdrawal); and
3.	The 200% step-up will never occur.
The following example demonstrates the impact of an Excess Withdrawal on the Guaranteed Amount and the Maximum Annual Withdrawal amount. A $12,000 withdrawal caused a $15,182 reduction in the Guaranteed Amount.
Prior to Excess Withdrawal:
Contract Value = $60,000
Guaranteed Amount = $85,000
Maximum Annual Withdrawal amount = $5,000 (5% of the initial Guaranteed Amount of $100,000)
After a $12,000 Withdrawal ($5,000 is within the Maximum Annual Withdrawal amount, $7,000 is the Excess Withdrawal):
The Contract Value and Guaranteed Amount are reduced dollar for dollar for the Maximum Annual Withdrawal amount of $5,000:
Contract Value = $55,000
Guaranteed Amount = $80,000
The Contract Value is reduced by the $7,000 Excess Withdrawal and the Guaranteed Amount is reduced by 12.73%, the same proportion that the Excess Withdrawal reduced the $55,000 Contract Value ($7,000 / $55,000)
Contract Value = $48,000
Guaranteed Amount = $69,818 ($80,000 x 12.73% = $10,182; $80,000 - $10,182 = $69,818)
Maximum Annual Withdrawal amount = $3,491 (5% of $69,818)
In a declining market, withdrawals that exceed the Maximum Annual Withdrawal amount may substantially deplete or eliminate your Guaranteed Amount and reduce or deplete your Maximum Annual Withdrawal amount. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value.
Withdrawals before age 59/65. If any withdrawal is made prior to the time the Contractowner is age 59 (single life) or the Contractowner and spouse (joint life) are both age 65, including withdrawals equal to Maximum Annual Withdrawal amounts, the following will occur:
1.	The Guaranteed Amount will be reduced in the same proportion that the entire withdrawal reduced the Contract Value (this means that the reduction in the Guaranteed Amount could be more than a dollar-for-dollar reduction);
2.	The Maximum Annual Withdrawal amount will be immediately recalculated to 5% of the new (reduced) Guaranteed Amount;
3.	The 5% Enhancement to the Guaranteed Amount is not available until after an Automatic Annual Step-up to the Contract Value occurs. This Automatic Annual Step-up will not occur until the Contract Value exceeds the Guaranteed Amount on a Benefit Year anniversary (see the 5% Enhancement section above); and
4.	The 200% step-up will never occur.
The following is an example of the impact of a withdrawal prior to age 59 for single or age 65 for joint:
•	$100,000 Purchase Payment
•	$100,000 Guaranteed Amount
•	A 10% market decline results in a Contract Value of $90,000
•	$5,000 Maximum Annual Withdrawal amount
If a $5,000 withdrawal is made before age 59, the Guaranteed Amount will be $94,444 ($100,000 reduced by 5.56% ($5,000/$90,000) and the new Maximum Annual Withdrawal amount is $4,722 (5% x $94,444).
In a declining market, withdrawals prior to age 59 (or 65 if Joint Life) may substantially deplete or eliminate your Guaranteed Amount and reduce or deplete your Maximum Annual Withdrawal amount.
Lincoln Lifetime IncomeSM Advantage Plus. If you have purchased Lincoln Lifetime IncomeSM Advantage Plus (“Plus Option”), on the seventh Benefit Year anniversary, you may elect to receive an increase in your Contract Value equal to the excess of your initial Guaranteed Amount (plus any Purchase Payments made within 90 days of the rider effective date), over your current Contract Value. Making this election will terminate the Plus Option as well as Lincoln Lifetime IncomeSM Advantage and the total charge for this rider and you will have no further rights to Maximum Annual Withdrawal amounts or any other benefits under this rider. You have 30 days
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after the seventh Benefit Year anniversary to make this election, but you will receive no more than the difference between the Contract Value and the initial Guaranteed Amount (plus any Purchase Payments within 90 days of the rider effective date) on the seventh Benefit Year anniversary.
You may not elect to receive an increase in Contract Value if any withdrawal is made, including Maximum Annual Withdrawal amounts or RMDs, prior to the seventh Benefit Year anniversary. If you make a withdrawal prior to the seventh Benefit Year anniversary, the charge for this Plus Option (in addition to the Lincoln Lifetime IncomeSM Advantage charge) will continue until the seventh Benefit Year anniversary. After the seventh Benefit Year anniversary, the 0.15% charge for the Plus Option will be removed from your contract and the charge for your Lincoln Lifetime IncomeSM Advantage will continue.
If you do not elect to exercise the Plus Option, after the seventh Benefit Year anniversary, your Lincoln Lifetime IncomeSM Advantage and its charge will continue and the Plus Option 0.15% charge will be removed from your contract.
The following example illustrates the Plus Option upon the seventh Benefit Year anniversary:
Initial Purchase Payment of $100,000; Initial Guaranteed Amount of $100,000.
On the seventh Benefit Year anniversary, if the current Contract Value is $90,000; the Contractowner may choose to have $10,000 placed in the contract and the Plus Option (including the right to continue Lincoln Lifetime IncomeSM Advantage) will terminate at that time.
If you purchased the Lincoln Lifetime IncomeSM Advantage Plus option, you have limited investment options until the seventh Benefit Year anniversary as set forth in the Investment Requirements section of this prospectus. After the seventh Benefit Year anniversary, if your contract continues, you may invest in other Subaccounts in your contract, subject to the Investment Requirements applicable to your purchase date of Lincoln Lifetime IncomeSM Advantage.
Maximum Annual Withdrawal Amount Annuity Payout Option. If you are required to annuitize your Maximum Annual Withdrawal amount because you have reached the maturity date of the contract, the Maximum Annual Withdrawal Amount Annuity Payout Option is available.
The Maximum Annual Withdrawal Amount Annuity Payout Option is a fixed annuitization in which the Contractowner (and spouse if applicable) will receive annual annuity payments equal to the Maximum Annual Withdrawal amount for life (this option is different from other annuity payment options discussed in your prospectus, including i4LIFE® Advantage, which are based on your Contract Value). Payment frequencies other than annual may be available. You will have no other contract features other than the right to receive annuity payments equal to the Maximum Annual Withdrawal amount (including the Nursing Home Enhancement if you qualify) for your life or the life of you and your spouse for the joint life option.
If the Contract Value is zero and you have a remaining Maximum Annual Withdrawal amount, you will receive the Maximum Annual Withdrawal Amount Annuity Payment Option.
If you are receiving the Maximum Annual Withdrawal Amount Annuity Payout Option, your Beneficiary may be eligible for a final payment upon death of the single life or surviving joint life.
The final payment is equal to the sum of all Purchase Payments, decreased by withdrawals in the same proportion as the withdrawals reduce the Contract Value; withdrawals less than or equal to the Maximum Annual Withdrawal amount and payments under the Maximum Annual Withdrawal Annuity Payout Option will reduce the sum of the Purchase Payments dollar for dollar. If your Death Benefit option in effect immediately prior to the Maximum Annual Withdrawal Amount Annuity Payout Option provided for deduction for withdrawals on a dollar for dollar basis, then any withdrawals that occurred prior to the election of Lincoln Lifetime IncomeSM Advantage will reduce the sum of all Purchase Payments on a dollar for dollar basis.
Death Prior to the Annuity Commencement Date. Lincoln Lifetime IncomeSM Advantage has no provision for a payout of the Guaranteed Amount upon death of the Contractowners or Annuitant. In addition, Lincoln Lifetime IncomeSM Advantage provides no increase in value to the Death Benefit over and above what the Death Benefit provides in the base contract. At the time of death, if the Contract Value equals zero, no Death Benefit options (as described in the Death Benefit section of this prospectus) will be in effect. Election of Lincoln Lifetime IncomeSM Advantage does not impact the Death Benefit options available for purchase with your annuity contract. All Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The Contracts – Death Benefit.
Upon the death of the single life, Lincoln Lifetime IncomeSM Advantage will end and no further Maximum Annual Withdrawal amounts are available (even if there was a Guaranteed Amount in effect at the time of the death). Lincoln Lifetime IncomeSM Advantage Plus will also terminate, if in effect. If the Beneficiary elects to continue the contract after the death of the single life (through a separate provision of the contract), the Beneficiary may purchase a new Living Benefit Rider if available under the terms and charge in effect at the time of the new purchase. There is no carryover of the Guaranteed Amount.
Upon the first death under the joint life option, the lifetime payout of the Maximum Annual Withdrawal amount will continue for the life of the surviving spouse. The 5% Enhancement, 200% Step-up, Lincoln Lifetime IncomeSM Advantage Plus and Automatic Annual Step-up will continue if applicable as discussed above. Upon the death of the surviving spouse, Lincoln Lifetime IncomeSM Advantage
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will end and no further Maximum Annual Withdrawal amounts are available (even if there was a Guaranteed Amount in effect at the time of the death). Lincoln Lifetime IncomeSM Advantage Plus will also terminate, if in effect.
As an alternative, after the first death, the surviving spouse may choose to terminate the joint life option and purchase a new single life option, if available, under the terms and charge in effect at the time for a new purchase. The surviving spouse must be under age 65. In deciding whether to make this change, the surviving spouse should consider: 1) if the change will cause the Guaranteed Amount and the Maximum Annual Withdrawal amount to decrease and 2) if the single life rider option for new issues will provide an earlier age (59) to receive Maximum Annual Withdrawal amounts.
Impact of Divorce on Joint Life Option. In the event of a divorce, the Contractowner may terminate the joint life option and purchase a single life option, if available, (if the Contractowner is under age 65) at the current rider charge and the terms in effect for new sales of the single life option.
After a divorce, the Contractowner may keep the joint life option to have the opportunity to receive lifetime payouts for the lives of the Contractowner and a new spouse. This is only available if no withdrawals were made from the contract after the effective date of the rider up to and including the date the new spouse is added to the rider.
Termination. After the seventh anniversary of the effective date of the rider, the Contractowner may terminate the rider by notifying us in writing. Lincoln Lifetime IncomeSM Advantage will automatically terminate:
•	Upon exercise of the Lincoln Lifetime IncomeSM Advantage Plus option to receive an increase in the Contract Value equal to the excess of your initial Guaranteed Amount over the Contract Value;
•	on the Annuity Commencement Date (except payments under the Maximum Annual Withdrawal Amount Annuity Payment Option will continue if applicable);
•	upon the death under the single life option or the death of the surviving spouse under the joint life option;
•	when the Maximum Annual Withdrawal amount is reduced to zero; or
•	upon termination of the underlying annuity contract.
The termination will not result in any increase in Contract Value equal to the Guaranteed Amount. Upon effective termination of this rider, the benefits and charges within this rider will terminate.
If you terminate the rider, you must wait one year before you can elect any Living Benefit Rider available for purchase at that time. If you have elected to receive an increase in your Contract Value under Lincoln Lifetime IncomeSM Advantage Plus (after the seventh Benefit Year), you may elect a new Living Benefit Rider at any time.
i4LIFE® Advantage Guaranteed Income Benefit Option. Contractowners who previously elected Lincoln Lifetime IncomeSM Advantage may decide to later carry over their Guaranteed Amount to the applicable version of i4LIFE® Advantage Guaranteed Income Benefit. This decision must be made prior to the Annuity Commencement Date. Guaranteed Income Benefit (version 3) is available for Lincoln Lifetime IncomeSM Advantage riders purchased on or after October 6, 2008 and prior to October 31, 2010. Guaranteed Income Benefit (version 2) is available for Lincoln Lifetime IncomeSM Advantage riders purchased prior to October 6, 2008. You cannot have both i4LIFE® Advantage and another Living Benefit Rider in effect on your contract at the same time.
Lincoln SmartSecurity® Advantage
This benefit provides a minimum guaranteed amount (Guaranteed Amount) that you will be able to withdraw, in installments, from your contract. The Guaranteed Amount is equal to the initial Purchase Payment (or Contract Value if elected after contract issue) adjusted for subsequent Purchase Payments, step-ups and withdrawals in accordance with the provisions set forth below. There are two options that step-up the Guaranteed Amount to a higher level (the Contract Value at the time of the step-up):
Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up or
Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up
Under the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up, the Contractowner has the option to step-up the Guaranteed Amount after five years. With the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option, the Guaranteed Amount will automatically step up to the Contract Value, if higher, on each Benefit Year anniversary through the tenth anniversary. With the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up, the Contractowner can also initiate additional 10-year periods of automatic step-ups.
You may access this Guaranteed Amount through periodic withdrawals which are based on a percentage of the Guaranteed Amount. With the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up single life or joint life options, you also have the option to receive periodic withdrawals for your lifetime or for the lifetimes of you and your spouse. These options are discussed below in detail.
If you purchased this rider, you are limited in how much you can invest in certain Subaccounts. See The Contracts – Investment Requirements.
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Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. If the Contractowner elects to step up the Guaranteed Amount (this does not include Automatic Annual Step-ups within a 10-year period), the Benefit Year will begin on the effective date of the step-up and each anniversary of the effective date of the step-up after that. The step-up will be effective on the next Valuation Date after notice of the step-up is approved by us. If your Benefit Year anniversary falls on a day that the New York Stock Exchange is closed, any benefit calculations scheduled to occur on that anniversary will occur on the next Valuation Date.
Guaranteed Amount. The Guaranteed Amount is a value used to calculate your withdrawal benefit under this rider. The Guaranteed Amount is not available to you as a lump sum withdrawal or a Death Benefit. The initial Guaranteed Amount varies based on when and how you elect the benefit. If you elected the benefit at the time you purchased the contract, the Guaranteed Amount equals your initial Purchase Payment. If you elected the benefit after we issued the contract, the Guaranteed Amount equals the Contract Value on the effective date of the rider. The maximum Guaranteed Amount is $5,000,000 under Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option and $10 million for Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option. This maximum takes into consideration the combined guaranteed amounts under the Living Benefit Riders of all Lincoln Life contracts (or contracts issued by our affiliates) in which you (and/or spouse if joint life option) are the covered lives.
Additional Purchase Payments automatically increase the Guaranteed Amount by the amount of the Purchase Payment (not to exceed the maximum); for example, a $10,000 additional Purchase Payment will increase the Guaranteed Amount by $10,000. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. Additional Purchase Payments will not be allowed if the Contract Value is zero.
Each withdrawal reduces the Guaranteed Amount as discussed below.
Step-ups of the Guaranteed Amount. Under the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option, the Guaranteed Amount will automatically step up to the Contract Value on each Benefit Year anniversary up to and including the tenth Benefit Year if:
a.	the Contractowner or joint owner is still living; and
b.	the Contract Value as of the Valuation Date, after the deduction of any withdrawals (including Interest Adjustments), the rider charge and account fee plus any Purchase Payments made on that date is greater than the Guaranteed Amount immediately preceding the Valuation Date.
After the tenth Benefit Year anniversary, you may initiate another 10-year period of automatic step-ups by electing (in writing) to step-up the Guaranteed Amount to the greater of the Contract Value or the current Guaranteed Amount if:
a.	each Contractowner and Annuitant is under age 81; and
b.	the Contractowner or joint owner is still living.
If you choose, we will administer this election for you automatically, so that a new 10-year period of step-ups will begin at the end of each prior 10-year step-up period.
Following is an example of how the step-ups work in the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option, (assuming no withdrawals or additional Purchase Payments):
	Contract Value	Guaranteed Amount
Initial Purchase Payment $50,000	$50,000	$50,000
1st Benefit Year anniversary	$54,000	$54,000
2nd Benefit Year anniversary	$53,900	$54,000
3rd Benefit Year anniversary	$57,000	$57,000
Annual step-ups, if the conditions are met, will continue until (and including) the tenth Benefit Year anniversary. If you had elected to have the next 10-year period of step-ups begin automatically after the prior 10-year period, annual step-ups, if conditions are met, will continue beginning on the eleventh Benefit Year anniversary.
Under the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option, after the fifth anniversary of the rider, you may elect (in writing) to step-up the Guaranteed Amount to an amount equal to the Contract Value on the effective date of the step-up. Additional step-ups are permitted, but you must wait at least 5 years between each step-up.
Under both the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up and the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up options, Contractowner elected step-ups (other than automatic step-ups) will be effective on the next Valuation Date after we receive your request and a new Benefit Year will begin. Purchase Payments and withdrawals made after a step-up adjust the Guaranteed Amount. In the future, we may limit your right to step up the Guaranteed Amount to your Benefit Year anniversary dates. All step-ups are subject to the maximum Guaranteed Amount.
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Withdrawals. You will have access to your Guaranteed Amount through periodic withdrawals up to the Maximum Annual Withdrawal amount each Benefit Year until the Guaranteed Amount equals zero.
On the effective date of the rider, the Maximum Annual Withdrawal amount is:
•	7% of the Guaranteed Amount under the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option; and
•	5% of the Guaranteed Amount under the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option.
If you do not withdraw the entire Maximum Annual Withdrawal amount during a Benefit Year, there is no carryover of the extra amount into the next Benefit Year. The Maximum Annual Withdrawal amount is increased by 7% or 5% (depending on your option) of any additional Purchase Payments. For example, if the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option with a Maximum Annual Withdrawal amount of $2,500 (5% of $50,000 Guaranteed Amount) is in effect and an additional Purchase Payment of $10,000 is made the new Maximum Annual Withdrawal amount is $3,000 ($2,500 + 5% of $10,000). Step-ups of the Guaranteed Amount (both automatic step-ups and step-ups elected by you) will step up the Maximum Annual Withdrawal amount to the greater of:
a.	the Maximum Annual Withdrawal amount immediately prior to the step-up; or
b.	7% or 5% (depending on your option) of the new (stepped up) Guaranteed Amount.
If the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) are within the Maximum Annual Withdrawal amount, then:
1.	the withdrawal will reduce the Guaranteed Amount by the amount of the withdrawal on a dollar-for-dollar basis; and
2.	the Maximum Annual Withdrawal amount will remain the same.
Withdrawals within the Maximum Annual Withdrawal amount are not subject to the Interest Adjustment on the amount withdrawn from the fixed account, if applicable. See The Contracts - Fixed Side of the Contract. If the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option is in effect, withdrawals from IRA contracts will be treated as within the Maximum Annual Withdrawal amount (even if they exceed the 5% Maximum Annual Withdrawal amount) only if the withdrawals are taken in the form of systematic installments, as calculated by Lincoln, of the amount needed to satisfy the required minimum distribution rules under Internal Revenue Code Section 401(a)(9) for this Contract Value, and no other withdrawals are taken.
Distributions from qualified contracts are generally taxed as ordinary income. Distributions from nonqualified contracts that are includable in gross income are also generally taxed as ordinary income. See Federal Tax Matters for information on determining what amounts are includable in gross income.
When cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) exceed the Maximum Annual Withdrawal amount:
1.	The Guaranteed Amount is reduced to the lesser of:
•	the Contract Value immediately following the withdrawal; or
•	the Guaranteed Amount immediately prior to the withdrawal, less the amount of the withdrawal.
2.	The Maximum Annual Withdrawal amount will be the lesser of:
•	the Maximum Annual Withdrawal amount immediately prior to the withdrawal; or
•	the greater of:
•	7% or 5% (depending on your option) of the reduced Guaranteed Amount immediately following the withdrawal (as specified above when withdrawals exceed the Maximum Annual Withdrawal amount); or
•	7% or 5% (depending on your option) of the Contract Value immediately following the withdrawal; or
•	the new Guaranteed Amount.
The following example of the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option demonstrates the impact of an Excess Withdrawal on the Guaranteed Amount and the Maximum Annual Withdrawal amount. A $7,000 Excess Withdrawal caused a $32,000 reduction in the Guaranteed Amount.
Prior to Excess Withdrawal:
Contract Value = $60,000
Guaranteed Amount = $85,000
Maximum Annual Withdrawal = $5,000 (5% of the initial Guaranteed Amount of $100,000)
After a $7,000 Withdrawal:
Contract Value = $53,000
Guaranteed Amount = $53,000
Maximum Annual Withdrawal = $2,650
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The Guaranteed Amount was reduced to the lesser of the Contract Value immediately following the withdrawal ($53,000) or the Guaranteed Amount immediately prior to the withdrawal, less the amount of the withdrawal ($85,000 - $7,000 = $78,000).
The Maximum Annual Withdrawal amount was reduced to the lesser of:
1.	Maximum Annual Withdrawal amount prior to the withdrawal ($5,000); or
2.	The greater of 5% of the new Guaranteed Amount ($2,650) or 5% of the Contract Value following the withdrawal ($2,650); or
3.	The new Guaranteed Amount ($53,000).
The lesser of these three items is $2,650.
In a declining market, Excess Withdrawals may substantially deplete or eliminate your Guaranteed Amount and reduce your Maximum Annual Withdrawal amount.
Under the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option for IRA contracts, the annual amount available for withdrawal within the Maximum Annual Withdrawal amount may not be sufficient to satisfy your required minimum distributions under the Internal Revenue Code. This is particularly true for individuals over age 84. Therefore, you may have to make withdrawals that exceed the Maximum Annual Withdrawal amount. Withdrawals over the Maximum Annual Withdrawal amount may quickly and substantially decrease your Guaranteed Amount and Maximum Annual Withdrawal amount, especially in a declining market. You should consult your tax advisor to determine if there are ways to limit the risks associated with those withdrawals. Such methods may involve the timing of withdrawals or foregoing step-ups of the Guaranteed Amount.
Excess Withdrawals will be subject to an Interest Adjustment on the amount withdrawn from the fixed account. Refer to the Statement of Additional Information for an example of the Interest Adjustment calculation.
Lifetime Withdrawals. (Available only with the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up single or joint life options and not the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option or the prior version of the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option). Payment of the Maximum Annual Withdrawal amount will be guaranteed for your (Contractowner) lifetime (single life option) or for the lifetimes of you (Contractowner) and your spouse (joint life option), as long as:
1.	No withdrawals are made before you (and your spouse if a joint life) are age 65; and
2.	An Excess Withdrawal (described above) has not reduced the Maximum Annual Withdrawal amount to zero.
If the lifetime withdrawal is not in effect, the Maximum Annual Withdrawal amount will last only until the Guaranteed Amount equals zero.
If any withdrawal is made prior to the time you (or both spouses) are age 65, the Maximum Annual Withdrawal amount will not last for the lifetime(s), except in the two situations described below:
1.	If a step-up of the Guaranteed Amount after age 65 causes the Maximum Annual Withdrawal amount to equal or increase from the immediately prior Maximum Annual Withdrawal amount. This typically occurs if the Contract Value equals or exceeds the highest, prior Guaranteed Amount. If this happens, the new Maximum Annual Withdrawal amount will automatically be available for the specified lifetime(s); or
2.	The Contractowner makes a one-time election to reset the Maximum Annual Withdrawal amount to 5% of the current Guaranteed Amount. This reset will occur on the first Valuation Date following the Benefit Year anniversary and will be based on the Guaranteed Amount as of that Valuation Date. This will reduce your Maximum Annual Withdrawal amount. A Contractowner would only choose this if the above situation did not occur. To reset the Maximum Annual Withdrawal amount, the following must occur:
a.	the Contractowner (and spouse if applicable) is age 65;
b.	the contract is currently within a 10-year automatic step-up period described above (or else a Contractowner submits a step-up request to start a new 10-year automatic step-up period) (the Contractowner must be eligible to elect a step-up; i.e., all Contractowners and the Annuitant must be alive and under age 81); and
c.	you have submitted this request to us in writing at least 30 days prior to the end of the Benefit Year.
As an example of these two situations, if you purchased the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up single life with $100,000, your initial Guaranteed Amount is $100,000 and your initial Maximum Annual Withdrawal amount is $5,000. If you make a $5,000 withdrawal at age 62, your Guaranteed Amount will decrease to $95,000. Since you did not satisfy the age 65 requirement, you do not have a lifetime Maximum Annual Withdrawal amount. If a step-up of the Guaranteed Amount after age 65 (either automatic or Contractowner-elected) causes the Guaranteed Amount to equal or exceed $100,000, then the Maximum Annual Withdrawal amount of $5,000 (or greater) will become a lifetime payout. This is the first situation described above. However, if the Guaranteed Amount has not been reset to equal or exceed the highest prior Guaranteed Amount, then you can choose the second situation described above if you are age 65 and the contract is within a 10-year automatic step-up period. This will reset the Maximum Annual
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Withdrawal amount to 5% of the current Guaranteed Amount; 5% of $95,000 is $4,750. This is your new Maximum Annual Withdrawal amount which can be paid for your lifetime unless Excess Withdrawals are made.
The tax consequences of withdrawals and annuity payments are discussed in Federal Tax Matters.
All withdrawals you make, whether or not within the Maximum Annual Withdrawal amount, will decrease your Contract Value. If the contract is surrendered, the Contractowner will receive the Contract Value (less any applicable charges, fees, and taxes) and not the Guaranteed Amount.
If your Contract Value is reduced to zero because of market performance, withdrawals equal to the Maximum Annual Withdrawal amount will continue for the life of you (and your spouse if applicable) if the lifetime withdrawals are in effect. If not, the Maximum Annual Withdrawal amount will continue until the Guaranteed Amount equals zero. You may not withdraw the remaining Guaranteed Amount in a lump sum.
Guaranteed Amount Annuity Payment Option. If you desire to annuitize your Guaranteed Amount, the Guaranteed Amount Annuity Payment Option is available.
The Guaranteed Amount Annuity Payment Option is a fixed annuitization in which the Contractowner (and spouse if applicable) will receive the Guaranteed Amount in annual annuity payments equal to the current 7% or 5% (depending on your option) Maximum Annual Withdrawal amount, including the lifetime Maximum Annual Withdrawals if in effect (this option is different from other annuity payment options discussed in this prospectus, including i4LIFE® Advantage, which are based on your Contract Value). Payment frequencies other than annual may be available. Payments will continue until the Guaranteed Amount equals zero and may continue until death if the lifetime Maximum Annual Withdrawal is in effect. This may result in a partial, final payment. You would consider this option only if your Contract Value is less than the Guaranteed Amount (and you don't believe the Contract Value will ever exceed the Guaranteed Amount) and you do not wish to keep your annuity contract in force other than to pay out the Guaranteed Amount. You will have no other contract features other than the right to receive annuity payments equal to the Maximum Annual Withdrawal amount until the Guaranteed Amount equals zero.
If the Contract Value is zero and you have a remaining Guaranteed Amount, you may not withdraw the remaining Guaranteed Amount in a lump sum, but must elect the Guaranteed Amount Annuity Payment Option.
Death Prior to the Annuity Commencement Date. There is no provision for a lump sum payout of the Guaranteed Amount upon death of the Contractowners or Annuitant. In addition, Lincoln SmartSecurity® Advantage provides no increase in value to the Death Benefit over and above what the Death Benefit provides in the base contract. At the time of death, if the Contract Value equals zero, no Death Benefit will be paid other than any applicable Maximum Annual Withdrawal amounts. All Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The Contracts – Death Benefit.
Upon the death of the single life under the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up – single life option, the lifetime payout of the Maximum Annual Withdrawal amount, if in effect, will end. If the contract is continued as discussed below, the Maximum Annual Withdrawal amount will continue until the Guaranteed Amount, if any, is zero. In the alternative, the surviving spouse can choose to become the new single life, if the surviving spouse is under age 81. This will cause a reset of the Guaranteed Amount and the Maximum Annual Withdrawal amount. The new Guaranteed Amount will equal the Contract Value on the date of the reset and the new Maximum Annual Withdrawal amount will be 5% of the new Guaranteed Amount. This also starts a new 10-year period of automatic step-ups. At this time, the charge for the rider will become the current charge in effect for the single life option. The surviving spouse will need to be 65 before taking withdrawals to qualify for a lifetime payout. In deciding whether to make this change, the surviving spouse should consider:
1.	the change a reset would cause to the Guaranteed Amount and the Maximum Annual Withdrawal amount;
2.	whether it is important to have Maximum Annual Withdrawal amounts for life or only until the Guaranteed Amount is reduced to zero; and
3.	the cost of the single life option.
Upon the first death under the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up – joint life option, the lifetime payout of the Maximum Annual Withdrawal amount, if in effect, will continue for the life of the surviving spouse. Upon the death of the surviving spouse, the lifetime payout of the Maximum Annual Withdrawal amount will end. However, if the spouse's Beneficiary elects to take the annuity Death Benefit in installments over life expectancy, the Maximum Annual Withdrawal amount will continue until the Guaranteed Amount, if any, is zero (see below for a non-spouse Beneficiary). As an alternative, after the first death, the surviving spouse may choose to change from the joint life option to the single life option, if the surviving spouse is under age 81. This will cause a reset of the Guaranteed Amount and the Maximum Annual Withdrawal amount. The new Guaranteed Amount will equal the Contract Value on the date of the reset and the new Maximum Annual Withdrawal amount will be 5% of the new Guaranteed Amount. This also starts a new 10-year period of automatic step-ups. At this time, the charge for the rider will become the current charge in effect for the single life option. In deciding whether to make this change, the surviving spouse should consider:
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1.	if the reset will cause the Guaranteed Amount and the Maximum Annual Withdrawal amount to decrease; and
2.	if the cost of the single life option is less than the cost of the joint life option.
If the surviving spouse of the deceased Contractowner continues the contract, the remaining automatic step-ups under the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option, will apply to the spouse as the new Contractowner. Under the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option, the new Contractowner is eligible to elect to step up the Guaranteed Amount prior to the next available step-up date; however, all other conditions for the step-up apply and any subsequent step-up by the new Contractowner must meet all conditions for a step-up.
If a non-spouse Beneficiary elects to receive the Death Benefit in installments over life expectancy (thereby keeping the contract in force), the Beneficiary may continue the Lincoln SmartSecurity® Advantage if desired. Automatic step-ups under the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option will not continue and elective step-ups of the Guaranteed Amount under both options will not be permitted. In the event the Contract Value declines below the Guaranteed Amount (as adjusted for withdrawals of Death Benefit payments), the Beneficiary is assured of receiving payments equal to the Guaranteed Amount (as adjusted). Deductions for the rider charge will continue on a quarterly basis and will be charged against the remaining Guaranteed Amount. Note: there are instances where the required installments of the Death Benefit, in order to be in compliance with the Internal Revenue Code as noted above, may exceed the Maximum Annual Withdrawal amount, thereby reducing the benefit of this rider. If there are multiple Beneficiaries, each Beneficiary will be entitled to continue a share of the Lincoln SmartSecurity® Advantage equal to his or her share of the Death Benefit.
Impact of Divorce on Joint Life Option. In the event of a divorce, the Contractowner may change from a joint life option to a single life option (if available) (if the Contractowner is under age 81) at the current rider charge of the single life option. At the time of the change, the Guaranteed Amount will be reset to the current Contract Value and the Maximum Annual Withdrawal amount will equal 5% of this new Guaranteed Amount.
After a divorce, the Contractowner may keep the joint life option to have the opportunity to receive lifetime payouts for the lives of the Contractowner and a new spouse. This is only available if no withdrawals were made from the contract after the effective date of the rider up to and including the date the new spouse is added to the rider.
Termination. After the later of the fifth Benefit Year anniversary of the effective date of the rider or the fifth Benefit Year anniversary of the most recent Contractowner-elected step-up, including any step-up we administered for you, of the Guaranteed Amount, the Contractowner may terminate the rider by notifying us in writing. After this time, the rider will also terminate if the Contractowner fails to adhere to the Investment Requirements. Lincoln SmartSecurity® Advantage will automatically terminate:
•	on the Annuity Commencement Date (except payments under the Guaranteed Amount Annuity Payment Option will continue if applicable);
•	upon the election of i4LIFE® Advantage;
•	if the Contractowner or Annuitant is changed (except if the surviving spouse assumes ownership of the contract upon death of the Contractowner) including any sale or assignment of the contract or any pledge of the contract as collateral;
•	upon the last payment of the Guaranteed Amount unless the lifetime Maximum Annual Withdrawal is in effect;
•	when the Maximum Annual Withdrawal or Contract Value is reduced to zero due to an Excess Withdrawal; or
•	upon termination of the underlying annuity contract.
The termination will not result in any increase in Contract Value equal to the Guaranteed Amount. Upon effective termination of this rider, the benefits and charges within this rider will terminate.
If you terminate the rider, you must wait one year before you can purchase any Living Benefit Rider available for purchase at that time.
i4LIFE® Advantage Guaranteed Income Benefit Option. Contractowners who previously elected Lincoln SmartSecurity® Advantage may decide to later carry over their Guaranteed Amount to i4LIFE® Advantage Select Guaranteed Income Benefit. The charge (see Expense Table B), Guaranteed Income Benefit percentages, Access Period requirements, and Investment Requirements will be those that currently apply to new elections of i4LIFE® Advantage Select Guaranteed Income Benefit. This decision must be made prior to the Annuity Commencement date. You cannot have both i4LIFE® Advantage and another Living Benefit Rider in effect on your contract at the same time.
Accumulated Benefit Enhancement (ABESM) (Nonqualified contracts only). This benefit is no longer available. The ABESM Enhancement Amount was provided to eligible Contractowners of nonqualified i4LIFE® Advantage contracts only an ABESM Enhancement Amount, if requested at the time of application, at no additional charge, and if certain conditions were met.
Upon the death of any Contractowner, joint owner or Annuitant, the ABESM Enhancement Amount is payable in accordance with the terms of the i4LIFE® Advantage EGMDB Death Benefit.
The ABESM Enhancement Amount is equal to the excess of the prior contract’s documented Death Benefit(s) over the actual cash surrender value received by us. However, we will impose a limit on the prior contract’s Death Benefit equal to the lesser of:
•	140% of the prior contract’s cash value; or
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•	the prior contract’s cash value plus $400,000.
In addition, if the actual cash surrender value we received was less than 95% of the documented cash value from the prior insurance company, the prior contract’s Death Benefit was reduced proportionately according to the reduction in cash value amounts.
Upon the death of any Contractowner or joint owner who was not a Contractowner on the effective date of the i4LIFE® Advantage EGMDB Death Benefit, the ABESM Enhancement Amount will be equal to zero (unless the change occurred because of the death of a Contractowner or joint owner). If any Contractowner or joint owner is changed due to a death and the new Contractowner or joint owner is age 76 or older when added to the contract, then the ABESM Enhancement Amount for this new Contractowner or joint owner will be equal to zero.
The ABESM Enhancement Amount will terminate on the Valuation Date the i4LIFE® Advantage EGMDB Death Benefit option of the contract is changed or terminated.
It is important to realize that even with the ABESM Enhancement Amount, your Death Benefit will in many cases be less than the Death Benefit from your prior company.
4LATER® Advantage
4LATER® Advantage (or “4LATER®”) is a rider that protects against market loss by providing you with a method to receive a minimum payout from your annuity. The rider provides an Income Base (described below) prior to the time you begin taking payouts from your annuity. If you elected 4LATER® Advantage, you must elect i4LIFE® Advantage with the 4LATER® Guaranteed Income Benefit to receive a benefit from 4LATER® Advantage. Election of this rider may limit how much you can invest in certain Subaccounts. See The Contracts – Investment Requirements.
4LATER® Advantage Before Payouts Begin
The following discussion applies to 4LATER® Advantage during the accumulation phase of your annuity, referred to as 4LATER®. This is prior to the time any payouts begin under i4LIFE® Advantage with the 4LATER® Guaranteed Income Benefit.
Income Base. The Income Base is a value established when you purchased a 4LATER® and will only be used to calculate the minimum payouts available under your contract at a later date. The Income Base is not available for withdrawals or as a Death Benefit. If you elected 4LATER® at the time you purchase the contract, the Income Base initially equals the Purchase Payments. If you elected 4LATER® after we issue the contract, the Income Base will initially equal the Contract Value on the 4LATER® effective date. Additional Purchase Payments automatically increase the Income Base by the amount of the Purchase Payments . After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. Additional Purchase Payments will not be allowed if the Contract Value is zero. Each withdrawal reduces the Income Base in the same proportion as the amount withdrawn reduces the Contract Value on the Valuation Date of the withdrawal.
As described below, during the accumulation phase, the Income Base will be automatically enhanced by 15% (adjusted for additional Purchase Payments and withdrawals as described in the Future Income Base section below) at the end of each Waiting Period. In addition, after the Initial Waiting Period, you may elect to reset your Income Base to the current Contract Value if your Contract Value has grown beyond the 15% enhancement. You may elect this reset on your own or you may choose to have Lincoln Life automatically reset the Income Base for you at the end of each Waiting Period. These reset options are discussed below. Then, when you are ready to elect i4LIFE® Advantage and establish the 4LATER® Guaranteed Income Benefit, the Income Base (if higher than the Contract Value) is used in the 4LATER® Advantage Guaranteed Income Benefit calculation.
Waiting Period. The Waiting Period is each consecutive 3-year period which begins on the 4LATER® Effective Date, or on the date of any reset of the Income Base to the Contract Value. At the end of each completed Waiting Period, the Income Base is increased by 15% (as adjusted for Purchase Payments and withdrawals) to equal the Future Income Base as discussed below. The Waiting Period is also the amount of time that must pass before the Income Base can be reset to the current Contract Value. A new Waiting Period begins after each reset and must be completed before the next 15% enhancement or another reset occurs.
Future Income Base. 4LATER® provides a 15% automatic enhancement to the Income Base after a 3-year Waiting Period. This enhancement will continue every 3 years until i4LIFE® Advantage is elected, you terminate 4LATER® or you reach the Maximum Income Base. See Maximum Income Base. During the Waiting Period, the Future Income Base is established to provide the value of this 15% enhancement on the Income Base. After each 3-year Waiting Period is satisfied, the Income Base is increased to equal the value of the Future Income Base. The 4LATER® charge will then be assessed on this newly adjusted Income Base, but the charge rate will not change.
Any Purchase Payment made after the 4LATER® Effective Date, but within 90 days of the contract effective date, will increase the Future Income Base by the amount of the Purchase Payment, plus 15% of that Purchase Payment.
Example:
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Initial Purchase Payment	$100,000
Purchase Payment 60 days later	$10,000
Income Base	$110,000
Future Income Base (during the 1st Waiting Period)	$126,500	($110,000 x 115%)
Income Base (after 1st Waiting Period)	$126,500
New Future Income Base (during 2nd Waiting Period)	$145,475	($126,500 x 115%)
Any Purchase Payments made after the 4LATER® Effective Date and more than 90 days after the contract effective date will increase the Future Income Base by the amount of the Purchase Payment plus 15% of that Purchase Payment proportionately for the number of full years remaining in the current Waiting Period.
Example:
Income Base	$100,000
Purchase Payment in Year 2	$10,000
New Income Base	$110,000
Future Income Base (during 1st Waiting Period-Year 2)	$125,500	($100,000 x 115%) +
		($10,000 x 100%) +
		($10,000 x 15% x 1/3)
Income Base (after 1st Waiting Period)	$125,500
New Future Income Base (during 2nd Waiting Period)	$144,325	(125,500 x 115%)
Withdrawals reduce the Future Income Base in the same proportion as the amount withdrawn reduces the Contract Value on the Valuation Date of the withdrawal.
During any subsequent Waiting Periods, if you elect to reset the Income Base to the Contract Value, the Future Income Base will equal 115% of the Contract Value on the date of the reset and a new Waiting Period will begin. See Resets of the Income Base to the current Contract Value below.
In all situations, the Future Income Base is subject to the Maximum Income Base described below. The Future Income Base is never available to the Contractowner to establish a 4LATER® Advantage Guaranteed Income Benefit, but is the value the Income Base will become at the end of the Waiting Period.
Maximum Income Base. The Maximum Income Base is equal to 200% of the Income Base on the 4LATER® Effective Date. The Maximum Income Base will be increased by 200% of any additional Purchase Payments. In all circumstances, the Maximum Income Base can never exceed $10 million. This maximum takes into consideration the combined guaranteed amounts from any Living Benefit Riders under all Lincoln Life contracts (or contracts issued by our affiliates) owned by you or on which you are the Annuitant.
After a reset to the current Contract Value, the Maximum Income Base will equal 200% of the Contract Value on the Valuation Date of the reset not to exceed $10 million.
Each withdrawal will reduce the Maximum Income Base in the same proportion as the amount withdrawn reduces the Contract Value on the Valuation Date of the withdrawal.
Example:
Income Base	$100,000	Maximum Income Base	$200,000
Purchase Payment in Year 2	$ 10,000	Increase to Maximum Income Base	$ 20,000
New Income Base	$110,000	New Maximum Income Base	$220,000
Future Income Base after Purchase Payment	$125,500	Maximum Income Base	$220,000
Income Base (after 1st Waiting Period)	$125,500
Future Income Base (during 2nd Waiting Period)	$144,325	Maximum Income Base	$220,000
Contract Value in Year 4	$112,000
Withdrawal of 10%	$ 11,200
After Withdrawal (10% adjustment)
Contract Value	$100,800
Income Base	$112,950
Future Income Base	$129,892	Maximum Income Base	$198,000
Resets of the Income Base to the current Contract Value (“Resets”). You may elect to reset the Income Base to the current Contract Value at any time after the initial Waiting Period following: (a) the 4LATER® Effective Date or (b) any prior reset of the Income Base.
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Resets are subject to a maximum of $10 million and the Annuitant must be under age 81. You might consider resetting the Income Base if your Contract Value has increased above the Income Base (including the 15% automatic enhancements) and you want to lock-in this increased amount to use when setting the Guaranteed Income Benefit. If the Income Base is reset to the Contract Value, the 15% automatic enhancement will not apply until the end of the next Waiting Period.
This reset may be elected by sending a written request to our Home Office or by specifying at the time of purchase that you would like us to administer this reset election for you. If you want us to administer this reset for you, at the end of each 3-year Waiting Period, if the Contract Value is higher than the Income Base (after the Income Base has been reset to the Future Income Base), we will implement this election and the Income Base will be equal to the Contract Value on that date. We will notify you that a reset has occurred. This will continue until you elect i4LIFE® Advantage, the Annuitant reaches age 81, or you reach the Maximum Income Base. If we administer this reset election for you, you have 30 days after the election to notify us if you wish to reverse this election and have your Income Base increased to the Future Income Base instead. You may wish to reverse this election if you are not interested in the increased charge. If the Contract Value is less than the Income Base on any reset date, we will not administer this reset. We will not attempt to administer another reset until the end of the next 3-year Waiting Period; however, you have the option to request a reset during this period by sending a written request to our Home Office.
At the time of the reset, a new Waiting Period will begin. Subsequent resets may be elected at the end of each new Waiting Period. The reset will be effective on the next Valuation Date after notice of the reset is approved by us.
We reserve the right to restrict resets to Benefit Year anniversaries. The Benefit Year is the 12-month period starting with the 4LATER® Effective Date and starting with each anniversary of the 4LATER® Effective Date after that. If the Contractowner elects to reset the Income Base, the Benefit Year will begin on the effective date of the reset and each anniversary of the effective date of the reset after that.
Eligibility. To have purchased 4LATER® Advantage, the Annuitant must have been age 80 or younger. If you plan to elect i4LIFE® Advantage within three years of the issue date of 4LATER® Advantage, you will not receive the benefit of the Future Income Base. i4LIFE® Advantage with 4LATER® Guaranteed Income Benefit must be elected by age 85 for qualified contracts or age 99 for nonqualified contracts.
4LATER® Rider Effective Date. If 4LATER® was elected at contract issue, then it became effective on the contract's effective date. If 4LATER® was elected after the contract was issued, then it became effective on the next Valuation Date following approval by us.
4LATER® Guaranteed Income Benefit
When you are ready to elect i4LIFE® Advantage Regular Income Payments, the greater of the Income Base accumulated under 4LATER® or the Contract Value will be used to calculate the 4LATER® Guaranteed Income Benefit. The 4LATER® Guaranteed Income Benefit is a minimum payout floor for your i4LIFE® Advantage Regular Income Payments.
The Guaranteed Income Benefit will be determined by dividing the greater of the Income Base or Contract Value (or Guaranteed Amount if applicable) on the Periodic Income Commencement Date, by 1,000 and multiplying the result by the rate per $1,000 from the Guaranteed Income Benefit Table in your 4LATER® rider. If the Contract Value is used to establish the 4LATER® Guaranteed Income Benefit, this rate provides a Guaranteed Income Benefit not less than 75% of the initial i4LIFE® Advantage Regular Income Payment (which is also based on the Contract Value). If the Income Base is used to establish the Guaranteed Income Benefit (because it is larger than the Contract Value), the resulting Guaranteed Income Benefit will be more than 75% of the initial i4LIFE® Advantage Regular Income Payment.
If the amount of your i4LIFE® Advantage Regular Income Payment (which is based on your i4LIFE® Advantage Account Value) has fallen below the 4LATER® Guaranteed Income Benefit, because of poor investment results, a payment equal to the 4LATER® Guaranteed Income Benefit is the minimum payment you will receive. If the 4LATER® Guaranteed Income Benefit is paid, it will be paid with the same frequency as your i4LIFE® Advantage Regular Income Payment. If your Regular Income Payment is less than the 4LATER® Guaranteed Income Benefit, we will reduce your i4LIFE® Advantage Account Value by the Regular Income Payment plus an additional amount equal to the difference between your Regular Income Payment and the 4LATER® Guaranteed Income Benefit. This withdrawal from your Account Value will be made from the Subaccounts and the fixed account proportionately according to your investment allocations.
The following example illustrates how poor investment performance, which results in a Guaranteed Income Benefit payment, affects the i4LIFE® Account Value:
B-22

i4LIFE® Account Value before market decline	$135,000
i4LIFE® Account Value after market decline	$100,000
Guaranteed Income Benefit	$810
Regular Income Payment after market decline	$769
Account Value after market decline and Guaranteed Income Benefit payment	$99,190
If your Account Value reaches zero as a result of withdrawals to provide the 4LATER® Guaranteed Income Benefit, we will continue to pay you an amount equal to the 4LATER® Guaranteed Income Benefit.
When your Account Value reaches zero, your i4LIFE® Advantage Access Period will end and the i4LIFE® Advantage Lifetime Income Period will begin. Additional amounts withdrawn from the Account Value to provide the 4LATER® Guaranteed Income Benefit may terminate your Access Period earlier than originally scheduled and will reduce your Death Benefit. See i4LIFE® Advantage Death Benefits. After the Access Period ends, we will continue to pay the 4LATER® Guaranteed Income Benefit for as long as the Annuitant (or the Secondary Life, if applicable) is living (i.e., the i4LIFE® Advantage Lifetime Income Period). If your Account Value equals zero, no Death Benefit will be paid.
If the market performance in your contract is sufficient to provide Regular Income Payments at a level that exceeds the 4LATER® Guaranteed Income Benefit, the 4LATER® Guaranteed Income Benefit will never come into effect.
The 4LATER® Advantage Guaranteed Income Benefit will automatically step-up every three years to 75% of the then current Regular Income Payment, if that result is greater than the immediately prior 4LATER® Guaranteed Income Benefit. The step-up will occur on every third Periodic Income Commencement Date anniversary for 15 years. At the end of a 15-year step-up period, the Contractowner may elect a new 15-year step-up period by submitting a written request to the Home Office. If you prefer, when you start the Guaranteed Income Benefit, you can request that Lincoln Life administer this election for you.
Additional Purchase Payments cannot be made to your contract after the Periodic Income Commencement Date. The 4LATER® Guaranteed Income Benefit is reduced by withdrawals (other than Regular Income Payments) in the same proportion that the withdrawals reduce the Account Value. You may want to discuss the impact of additional withdrawals with your registered representative.
Termination. After the later of the third anniversary of the 4LATER® rider Effective Date or the most recent Reset, the 4LATER® rider may be terminated upon written notice to us. Prior to the Periodic Income Commencement Date, 4LATER® will automatically terminate upon any of the following events:
•	termination of the contract to which the 4LATER® rider is attached;
•	the change of or the death of the Annuitant (except if the surviving spouse assumes ownership of the contract and the role of the Annuitant upon death of the Contractowner); or
•	the change of Contractowner (except if the surviving spouse assumes ownership of the contract and the role of Annuitant upon the death of the Contractowner), including the assignment of the contract; or
•	the last day that you can elect i4LIFE® Advantage (age 85 for qualified contracts and age 99 for nonqualified contracts).
After the Periodic Income Commencement Date, the 4LATER® rider will terminate due to any of the following events:
•	the death of the Annuitant (or the later of the death of the Annuitant or Secondary Life if a joint payout was elected); or
•	a Contractowner requested decrease in the Access Period or a change to the Regular Income Payment frequency.
A termination due to a decrease in the Access Period, a change in the Regular Income Payment frequency, or upon written notice from the Contractowner will be effective as of the Valuation Date on the next Periodic Income Commencement Date anniversary. Termination will be only for the 4LATER® Guaranteed Income Benefit and not the i4LIFE® Advantage election, unless otherwise specified.
If you terminate 4LATER® prior to the Periodic Income Commencement Date, you must wait one year before you can elect another Living Benefit Rider. If you terminate the 4LATER® rider on or after the Periodic Income Commencement Date, you cannot re-elect it. You may be able to elect any available version of the Guaranteed Income Benefit after one year. The Guaranteed Income Benefit will be based on the Account Value at the time of the election. The election of one of these benefits, if available, will be treated as a new purchase, subject to the terms and charges in effect at the time of election.
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Appendix C — Guaranteed Annual Income Rates for Previous Rider Elections
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk)
Guaranteed Annual Income Rates by Ages:
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) rider election forms signed between September 25, 2017 and April 30, 2018
Single Life Option		Joint Life Option
Age	Guaranteed Annual Income rate	Age (younger of you and your spouse’s age)	Guaranteed Annual Income rate
55 – 58	3.50%	55 – 58	3.50%
59 – 64	4.50%	59 – 64	4.25%
65 – 74	5.50%	65 – 74	5.25%
75+	5.85%	75+	5.60%
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) rider elections on or after January 23, 2017 but prior to September 25, 2017
Single Life Option		Joint Life Option
Age	Guaranteed Annual Income rate	Age (younger of you and your spouse’s age)	Guaranteed Annual Income rate
55 – 58	3.50%	55 – 58	3.50%
59 - 64	4.25%	59 – 64	4.00%
65+	5.25%	65+	5.00%
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) for rider elections on or after May 20, 2013 but prior to January 23, 2017
Single Life Option		Joint Life Option
Age	Guaranteed Annual Income rate	Age (younger of you and your spouse’s age)	Guaranteed Annual Income rate
55 – 58	3.50%	55 – 58	3.50%
59 - 64	4.00%	59 – 64	4.00%
65+	5.00%	65 – 74	4.50%
		75+	5.00%
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) for rider elections on or after December 3, 2012 but prior to May 20, 2013
Single & Joint Life Option*	Single & Joint Life Option
Age	Guaranteed Annual Income rate
55 – 58	3.50%
59 - 64	4.00%
65+	5.00%
*If joint life option is in effect, the younger of you and your spouse’s age applies.
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) for rider elections prior to December 3, 2012
Single Life Option		Joint Life Option
Age	Guaranteed Annual Income rate	Age (younger of you and your spouse’s age)	Guaranteed Annual Income rate
55 – 58	4.00%	55 – 64	4.00%
59+	5.00%	65+	5.00%
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Lincoln Lifetime IncomeSM Advantage 2.0
Guaranteed Annual Income Rates by Ages:
Lincoln Lifetime IncomeSM Advantage 2.0 rider elections on or after May 20, 2013
Single Life Option		Joint Life Option
Age	Guaranteed Annual Income rate	Age (younger of you and your spouse’s age)	Guaranteed Annual Income rate
55 – 58	3.00%	55 – 58	3.00%
59 - 64	3.50%	59 – 64	3.50%
65 – 69	4.50%	65 – 69	4.00%
70+	5.00%	70+	4.50%
Lincoln Lifetime IncomeSM Advantage 2.0 for rider elections on or after December 3, 2012 but prior to May 20, 2013
Single & Joint Life Option*	Single & Joint Life Option
Age	Guaranteed Annual Income rate
55 – 58	3.00%
59 – 64	3.50%
65 – 69	4.50%
70+	5.00%
*If joint life option is in effect, the younger of you and your spouse’s age applies.
Lincoln Lifetime IncomeSM Advantage 2.0 rider elections on or after April 2, 2012 but prior to December 3, 2012:
Single Life Option		Joint Life Option*
Age	Guaranteed Annual Income rate	Age (younger of you and your spouse’s age)	Guaranteed Annual Income rate
55 – 58	3.50%	55 – 64	3.50%
59 – 64	4.00%	65 – 69	4.50%
65 – 69	4.50%	70+	5.00%
70+	5.00%
*If joint life option is in effect, the younger of you and your spouse’s age applies.
Lincoln Lifetime IncomeSM Advantage 2.0 rider elections prior to April 2, 2012:
Single Life Option		Joint Life Option*
Age	Guaranteed Annual Income rate	Age (younger of you and your spouse’s age)	Guaranteed Annual Income rate
55 – 58	4.00%	55 – 64	4.00%
59+	5.00%	65+	5.00%
*If joint life option is in effect, the younger of you and your spouse’s age applies.
Lincoln Market Select® Advantage
Guaranteed Annual Income Rates by Ages:
Lincoln Market Select® Advantage rider election forms signed between January 19, 2018 and April 18, 2018
Single Life Option		Joint Life Option**
Age	Guaranteed Annual Income rate*	Age (younger of you and your spouse’s age)	Guaranteed Annual Income rate*
55 – 58	3.50%	55 – 58	3.50%
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Single Life Option		Joint Life Option**
Age	Guaranteed Annual Income rate*	Age (younger of you and your spouse’s age)	Guaranteed Annual Income rate*
59 – 64	4.00%	59 – 64	4.00%
65 – 74	5.00%	65 – 74	4.50%
75+	5.50%	75+	5.00%
*In order to have received the rate indicated, your rider election form must have been signed or dated on or before the last day of the effective period noted above.
**If joint life option is in effect, the younger of you and your spouse’s age applies.
Lincoln Market Select® Advantage rider election forms signed between October 3, 2016 and January 18, 2018
Single Life Option		Joint Life Option**
Age	Guaranteed Annual Income rate*	Age (younger of you and your spouse’s age)	Guaranteed Annual Income rate*
55 – 58	3.50%	55 – 58	3.50%
59 – 64	4.00%	59 – 64	4.00%
65+	5.00%	65 – 74	4.50%
		75+	5.00%
*In order to have received the rate indicated, your rider election form must have been signed or dated on or before the last day of the effective period noted above.
**If joint life option is in effect, the younger of you and your spouse’s age applies.
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Appendix D — Guaranteed Income Benefit Percentages for Previous Rider Elections
i4LIFE® Advantage Select Guaranteed Income Benefit elections between October 3, 2016 and April 18, 2018, or for purchasers of Lincoln Market Select® Advantage between October 3, 2016 and April 18, 2018.
Single Life Option		Joint Life Option**
Age	GIB Percentage*	Age (younger of you and your spouse’s age)	GIB Percentage*
Under age 40	2.50%	Under age 40	2.50%
40 – 54	3.00%	40 – 54	3.00%
55 – 58	3.50%	55 – 58	3.50%
59 - 64	4.00%	59 – 69	4.00%
65 – 69	4.50%	70 – 74	4.50%
70 – 79	5.00%	75 – 79	5.00%
80+	5.50%	80+	5.50%
*In order to have received the percentage indicated, your rider election form must have been signed or dated on or before the last day of the effective period noted above. Purchasers of Lincoln Market Select® Advantage may use any remaining Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up, if any, or the rider’s effective date (if there have not been any Automatic Annual Step-ups) if greater than the Account Value to establish the initial Guaranteed Income Benefit.
**If joint life option is in effect, the younger of you and your spouse’s age applies.

i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) elections on or after May 20, 2013 or for purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) on or after May 20, 2013 and prior to April 30, 2018.
Single Life Option		Joint Life Option
Age	Percentage of Account Value or Income Base*	Age (younger of you and your spouse’s age)	Percentage of Account Value or Income Base*
Under age 40	2.50%	Under age 40	2.50%
40 – 54	3.00%	40 – 54	3.00%
55 – 58	3.50%	55 – 58	3.50%
59 – 64	4.00%	59 – 69	4.00%
65 – 69	4.50%	70 – 74	4.50%
70 – 79	5.00%	75 – 79	5.00%
80+	5.50%	80+	5.50%

*	Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) may use any remaining Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up, if any, or the rider’s effective date (if there have not been any Automatic Annual Step-ups) if greater than the Account Value to establish the initial Guaranteed Income Benefit.

i4LIFE® Advantage Guaranteed Income Benefit elections or for prior purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 on or after May 20, 2013.
Single Life Option		Joint Life Option**
Age	Percentage of Account Value, Income Base or Guaranteed Amount*	Age (younger of you and your spouse’s age)	Percentage of Account Value, Income Base or Guaranteed Amount*
Under age 40	2.00%	Under age 40	2.00%
40 – 54	2.50%	40 – 54	2.50%
55 – 58	3.00%	55 – 58	3.00%
59 - 64	3.50%	59 – 69	3.50%
65 – 69	4.00%	70 – 74	4.00%
70 – 74	4.50%	75+	4.50%
75+	5.00%

*	Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 may use any remaining Income Base reduced by all Guaranteed Annual Income payments since the
D-1

last Automatic Annual Step-up or the rider's effective date (if there has not been any Automatic Annual Step-up) if greater than the Account Value to establish the initial Guaranteed Income Benefit.

**	If joint life option is in effect, the younger of you and your spouse’s age applies.

i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) elections between May 21, 2012 and May 19, 2013, or for purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) between April 2, 2012 and May 19, 2013.
Single & Joint Life Option*	Single & Joint Life Option*
Age	Percentage of Account Value or Income Base**
Under age 40	2.50%
40 – 54	3.00%
55 – 58	3.50%
59 – 64	4.00%
65 – 69	4.50%
70 – 79	5.00%
80+	5.50%

*	If joint life option is in effect, the younger of you and your spouse’s age applies.

**	Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) may use any remaining Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up, if any, or the rider’s effective date (if there have not been any Automatic Annual Step-ups) if greater than the Account Value to establish the initial Guaranteed Income Benefit.
i4LIFE® Advantage Guaranteed Income Benefit elections between May 21, 2012 and May 19, 2013, or for purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 between April 2, 2012 and May 19, 2013.
Single & Joint Life Option*	Single & Joint Life Option*
Age	Percentage of Account Value, Income Base or Guaranteed Amount**
Under age 40	2.00%
40 – 54	2.50%
55 – 58	3.00%
59 – 64	3.50%
65 – 69	4.00%
70 – 74	4.50%
75+	5.00%

*	If joint life option is in effect, the younger of you and your spouse’s age applies.

**	Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 may use any remaining Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up or the rider's effective date (if there has not been any Automatic Annual Step-up) if greater than the Account Value to establish the initial Guaranteed Income Benefit.

i4LIFE® Advantage Guaranteed Income Benefit elections prior to May 21, 2012, or for purchasers of
Lincoln Lifetime IncomeSM Advantage 2.0 prior to April 2, 2012.
Single & Joint Life Option*	Single & Joint Life Option*
Age	Percentage of Account Value, Income Base or Guaranteed Amount**
Under age 40	2.50%
40 – 54	3.00%
55 – 58	3.50%
59 – 64	4.00%
65 – 69	4.50%
70 – 79	5.00%
80+	5.50%

*	If joint life option is in effect, the younger of you and your spouse’s age applies.

**	Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 may use any remaining Income Base reduced by all Guaranteed Annual Income payments since the
D-2

last Automatic Annual Step-up or the rider's effective date (if there has not been any Automatic Annual Step-up) if greater than the Account Value to establish the initial Guaranteed Income Benefit.

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SAI 2

Lincoln ChoicePlusSM II Access
Lincoln Life Variable Annuity Account N  (Registrant)
The Lincoln National Life Insurance Company  (Depositor)
Statement of Additional Information (SAI)
This SAI should be read in conjunction with the Lincoln ChoicePlusSM II Access prospectus of Lincoln Life Variable Annuity Account N dated May 1, 2018. You may obtain a copy of the Lincoln ChoicePlusSM II Access prospectus on request and without charge. Please write Lincoln Life Customer Service, The Lincoln National Life Insurance Company, PO Box 2348, Fort Wayne, IN 46802, or call 1-888-868-2583.

This SAI is not a prospectus.
The date of this SAI is May 1, 2018.

Special Terms
The special terms used in this SAI are the ones defined in the prospectus.
Services
Independent Registered Public Accounting Firm
Ernst & Young LLP, independent registered public accounting firm, One Commerce Square, 2005 Market Street, Suite 700, Philadelphia, Pennsylvania, 19103, has audited a) the financial statements of the Lincoln Life Variable Annuity Account N comprised of the subaccounts described in the related appendix to the opinion, as of December 31, 2017, and the related statement of operations and the statements of changes in net assets for the periods indicated in the appendix to the opinion; and b) the consolidated financial statements of The Lincoln National Life Insurance Company as of December 31, 2017 and 2016 and for each of the three years in the period ended December 31, 2017 as set forth in their reports, which are included in this SAI and Registration Statement. The aforementioned financial statements are included herein in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.
Keeper of Records
All accounts, books, records and other documents which are required to be maintained for the VAA are maintained by us or by third parties responsible to Lincoln Life. We have entered into an agreement with The Bank of New York Mellon, One Mellon Bank Center, 500 Grant Street, Pittsburgh, Pennsylvania, 15258, to provide accounting services to the VAA. No separate charge against the assets of the VAA is made by us for this service.
Principal Underwriter
Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of Lincoln Life, serves as principal underwriter (the “Principal Underwriter”) for the contracts, as described in the prospectus. The Principal Underwriter offers the contracts to the public on a continuous basis and anticipates continuing to offer the contracts, but reserves the right to discontinue the offering. The Principal Underwriter offers the contracts through sales representatives, who are associated with Lincoln Financial Advisors Corporation and/or Lincoln Financial Securities Corporation (collectively, “LFN”), our affiliates. The Principal Underwriter also may enter into selling agreements with other broker-dealers (“Selling Firms”) for the sale of the contracts. Sales representatives of Selling Firms are appointed as our insurance agents. LFD, acting as Principal Underwriter, paid $561,689,144, $433,441,077 and $485,694,075 to LFN and Selling Firms in 2015, 2016 and 2017 respectively, as sales compensation with respect to all the contracts offered under the VAA. The Principal Underwriter retained no underwriting commissions for the sale of the contracts.
Purchase of Securities Being Offered
The variable annuity contracts are offered to the public through licensed insurance agents who specialize in selling our products; through independent insurance brokers; and through certain securities brokers/dealers selected by us whose personnel are legally authorized to sell annuity products. There are no special purchase plans for any class of prospective buyers. However, under certain limited circumstances described in the prospectus under the section Charges and Other Deductions, any applicable account fee may be reduced or waived.
Both before and after the Annuity Commencement Date, there are exchange privileges between Subaccounts, and from the VAA to the general account (if available) subject to restrictions set out in the prospectus. See The Contracts, in the prospectus. No exchanges are permitted between the VAA and other separate accounts.
The offering of the contracts is continuous.
Interest Adjustment Example
Note: This example is intended to show how the Interest Adjustment calculation impacts the surrender value of a representative contract. The annual account fee, adjustment factor, and guaranteed minimum interest rate values shown here are generally different from those that apply to specific contracts, particularly those contracts that deduct an initial sales load or pay a bonus on deposits. Calculations of the Interest Adjustment in your contract, if applicable, will be based on the factors applicable to your contract. The Interest Adjustment may be referred to as a market value adjustment in your contract.
B-2

SAMPLE CALCULATIONS FOR MALE 35 ISSUE
CASH SURRENDER VALUES
Single Premium	$50,000
Premium taxes	None
Withdrawals	None
Guaranteed Period	5 years
Guaranteed Interest Rate	3.50%
Annuity Date	Age 70
Index Rate A	3.50%
Index Rate B	4.00% End of contract year 1 3.50% End of contract year 2 3.00% End of contract year 3 2.00% End of contract year 4
Percentage adjustment to B	0.50%

Interest Adjustment Formula	(1 + Index A)[n]	-1
n = Remaining Guaranteed Period	(1 + Index B + % Adjustment)[n]
SURRENDER VALUE CALCULATION
Contract Year	(1) Annuity Value	(2) 1 + Interest Adjustment Formula	(3) Adjusted Annuity Value	(4) Minimum Value	(5) Greater of (3) & (4)	(6) Surrender Value
1	$51,710	0.962268	$49,759	$50,710	$50,710	$46,460
2	$53,480	0.985646	$52,712	$51,431	$52,712	$48,462
3	$55,312	1.000000	$55,312	$52,162	$55,312	$51,312
4	$57,208	1.009756	$57,766	$52,905	$57,766	$54,266
5	$59,170	N/A	$59,170	$53,658	$59,170	$56,170
ANNUITY VALUE CALCULATION
Contract Year	BOY* Annuity Value		Guaranteed Interest Rate		Annual Account Fee		EOY** Annuity Value
1	$50,000	x	1.035	-	$40	=	$51,710
2	$51,710	x	1.035	-	$40	=	$53,480
3	$53,480	x	1.035	-	$40	=	$55,312
4	$55,312	x	1.035	-	$40	=	$57,208
5	$57,208	x	1.035	-	$40	=	$59,170
1 + INTEREST ADJUSTMENT FORMULA CALCULATION
Contract Year	Index A	Index B	Adj Index B	N	Result
1	3.50%	4.00%	4.50%	4	0.962268
2	3.50%	3.50%	4.00%	3	0.985646
3	3.50%	3.00%	3.50%	2	1.000000
4	3.50%	2.00%	2.50%	1	1.009756
5	3.50%	N/A	N/A	N/A	N/A
B-3

MINIMUM VALUE CALCULATION
Contract Year			Minimum Guaranteed Interest Rate		Annual Account Fee		Minimum Value
1	$50,000	x	1.015	-	$40	=	$50,710
2	$50,710	x	1.015	-	$40	=	$51,431
3	$51,431	x	1.015	-	$40	=	$52,162
4	$52,162	x	1.015	-	$40	=	$52,905
5	$52,905	x	1.015	-	$40	=	$53,658

*	BOY = beginning of year

**	EOY = end of year
Annuity Payouts
Variable Annuity Payouts
Variable Annuity Payouts will be determined on the basis of:
•	the dollar value of the contract on the Annuity Commencement Date less any applicable premium tax;
•	the annuity tables contained in the contract;
•	the type of annuity option selected; and
•	the investment results of the fund(s) selected.
In order to determine the amount of variable Annuity Payouts, we make the following calculation:
•	first, we determine the dollar amount of the first payout;
•	second, we credit the contract with a fixed number of Annuity Units based on the amount of the first payout; and
•	third, we calculate the value of the Annuity Units each period thereafter.
These steps are explained below.
The dollar amount of the first periodic variable Annuity Payout is determined by applying the total value of the Accumulation Units credited under the contract valued as of the Annuity Commencement Date (less any premium taxes) to the annuity tables contained in the contract. The first variable Annuity Payout will be paid 14 days after the Annuity Commencement Date. This day of the month will become the day on which all future Annuity Payouts will be paid. Amounts shown in the tables are based on the 1983 Table “a” Individual Annuity Mortality Tables, modified, with an assumed investment return at the rate of 3%, 4%, 5% or 6% per annum, depending on the terms of your contract. The first Annuity Payout is determined by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of value accumulated under the contract. These annuity tables vary according to the form of annuity selected and the age of the Annuitant at the Annuity Commencement Date. The assumed interest rate is the measuring point for subsequent Annuity Payouts. If the actual net investment rate (annualized) exceeds the assumed interest rate, the payout will increase at a rate equal to the amount of such excess.
Conversely, if the actual rate is less than the assumed interest rate, Annuity Payouts will decrease. If the assumed rate of interest were to be increased, Annuity Payouts would start at a higher level but would decrease more rapidly or increase more slowly.
We may use sex-distinct annuity tables in contracts that are not associated with employer sponsored plans and where not prohibited by law.
At an Annuity Commencement Date, the contract is credited with Annuity Units for each Subaccount on which variable Annuity Payouts are based. The number of Annuity Units to be credited is determined by dividing the amount of the first periodic payout by the value of an Annuity Unit in each Subaccount selected. Although the number of Annuity Units is fixed by this process, the value of such units will vary with the value of the underlying fund. The amount of the second and subsequent periodic payouts is determined by multiplying the Contractowner’s fixed number of Annuity Units in each Subaccount by the appropriate Annuity Unit value for the Valuation Date ending 14 days prior to the date that payout is due.
The value of each Subaccount’s Annuity Unit will be set initially at $1.00. The Annuity Unit value for each Subaccount at the end of any Valuation Date is determined by multiplying the Subaccount Annuity Unit value for the immediately preceding Valuation Date by the product of:
•	The net investment factor of the Subaccount for the Valuation Period for which the Annuity Unit value is being determined, and
•	A factor to neutralize the assumed investment return in the annuity table.
B-4

The value of the Annuity Units is determined as of a Valuation Date 14 days prior to the payment date in order to permit calculation of amounts of Annuity Payouts and mailing of checks in advance of their due dates. Such checks will normally be issued and mailed at least three days before the due date.
Examples of Regular Income Payment Calculations
These examples will illustrate the impact of the length of the Access Period and the impact of a withdrawal on the Regular Income Payments. These examples assume that the investment return is the same as the assumed investment return (AIR) to make the Regular Income Payment calculations simpler to understand. The Regular Income Payments will vary based on the investment performance of the underlying funds.
Annuitant	Male, Age 65
Secondary Life	Female, Age 63
Purchase Payment	$200,000.00
Regular Income Payment Frequency	Annual
AIR	4.0%
Hypothetical Investment Return	4.0%

	20-year Access Period	30-Year Access Period
Regular Income Payment	$10,493.94	$9,952.72
A 10% withdrawal from the Account Value will reduce the Regular Income Payments by 10% to $9,444.55 with the 20-year Access Period and $8,957.45 with the 30-year Access Period.
At the end of the 20-year Access Period, the remaining Account Value of $113,236 (assuming no withdrawals) will be used to continue the $10,493.94 Regular Income Payment during the Lifetime Income Period for the lives of the Annuitant and Secondary Life. At the end of the 30-year Access Period, the remaining Account Value of $68,154 (assuming no withdrawals) will be used to continue the $9,952.72 Regular Income Payment during the Lifetime Income Period for the lives of the Annuitant and Secondary Life. (Note: the Regular Income Payments during the Lifetime Income Period will vary based on the investment performance of the underlying funds).
Determination of Accumulation and Annuity Unit Value
A description of the days on which Accumulation and Annuity Units will be valued is given in the prospectus. The New York Stock Exchange's (NYSE) most recent announcement (which is subject to change) states that it will be closed on weekends and on these holidays: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. If any of these holidays occurs on a weekend day, the Exchange may also be closed on the business day occurring just before or just after the holiday. It may also be closed on other days.
Since the portfolios of some of the funds and series will consist of securities primarily listed on foreign exchanges or otherwise traded outside the United States, those securities may be traded (and the net asset value of those funds and series and of the variable account could therefore be significantly affected) on days when the investor has no access to those funds and series.
Capital Markets
In any particular year, our capital may increase or decrease depending on a variety of factors — the amount of our statutory income or losses (which is sensitive to equity market and credit market conditions), the amount of additional capital we must hold to support business growth, changes in reserving requirements, our inability to secure capital market solutions to provide reserve relief, such as issuing letters of credit to support captive reinsurance structures, changes in equity market levels, the value of certain fixed-income and equity securities in our investment portfolio and changes in interest rates.
Advertising & Ratings
We may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Lincoln Life or the policies. Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.
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Our financial strength is ranked and rated by nationally recognized independent rating agencies. The ratings do not imply approval of the product and do not refer to the performance of the product, or any separate account, including the underlying investment options. Ratings are not recommendations to buy our products. Each of the rating agencies reviews its ratings periodically. Accordingly, all ratings are subject to revision or withdrawal at any time by the rating agencies, and therefore, no assurance can be given that these ratings will be maintained. The current outlook for the insurance subsidiaries is stable for Moody’s, A.M. Best and Standard & Poor’s, and positive for Fitch. Our financial strength ratings, which are intended to measure our ability to meet contract holder obligations, are an important factor affecting public confidence in most of our products and, as a result, our competitiveness. A downgrade of our financial strength rating could affect our competitive position in the insurance industry by making it more difficult for us to market our products as potential customers may select companies with higher financial strength ratings and by leading to increased withdrawals by current customers seeking companies with higher financial strength ratings. For more information on ratings, including outlooks, see www.LincolnFinancial.com/investor.
About the S&P 500 Index
The S&P 500 Index (hereinafter “Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by Lincoln Variable Insurance Products Trust and its affiliates (hereinafter “Licensee”). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The fund(s) are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices do not make any representation or warranty, express or implied, to the owners of the funds or any member of the public regarding the advisability of investing in securities generally or in the funds particularly or the ability of the Index to track general market performance. S&P Dow Jones Indices only relationship to Licensee with respect to the Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Index is determined, composed and calculated by S&P Dow Jones Indices without regard to Licensee or the funds. S&P Dow Jones Indices have no obligation to take the needs of Licensee or the owners of the funds into consideration in determining, composing or calculating the Index. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of the funds or the timing of the issuance or sale of the funds or in the determination or calculation of the equation by which the funds are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of the funds. There is no assurance that investment products based on the Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P DOW JONES INDICES DO NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND LICENSEE, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
Unclaimed Property
We have entered into a Global Resolution Agreement with a third party auditor representing multiple states and jurisdictions. Under the terms of the Global Resolution Agreement, the third party auditor has compared expanded matching criteria to the Social Security Master Death File (“SSMDF”) to identify deceased insureds and policy or contract holders where a valid claim has not been made. We have also entered into a Regulatory Settlement Agreement with multiple states and jurisdictions. The Regulatory Settlement Agreement applies prospectively and requires us to adopt and implement additional procedures comparing our records to the SSMDF to identify unclaimed death benefits and prescribes procedures for identifying and locating beneficiaries once deaths are identified. Other jurisdictions that are not signatories to the Regulatory Settlement Agreement are conducting examinations and audits of our compliance with unclaimed property laws. Any escheatable property identified as a result of the audits and inquiries could result in additional payments of previously unclaimed death benefits or the payment of abandoned funds to U.S. jurisdictions.
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Additional Services
Dollar Cost Averaging (DCA)—You may systematically transfer, on a monthly basis or in accordance with other terms we make available, amounts from certain Subaccounts, or the fixed side (if available) of the contract into the Subaccounts or in accordance with other terms we make available. You may elect to participate in the DCA program at the time of application or at any time before the Annuity Commencement Date by completing an election form available from us. The minimum amount to be dollar cost averaged is $2,000 over any time period between six and 60 months. We may offer different time periods for new Purchase Payments and for transfers of Contract Value. State variations may exist. Once elected, the program will remain in effect until the earlier of:
•	the Annuity Commencement Date;
•	the value of the amount being DCA'd is depleted; or
•	you cancel the program by written request or by telephone if we have your telephone authorization on file.
We reserve the right to discontinue or restrict access to this program at any time.
A transfer made as part of this program is not considered a transfer for purposes of limiting the number of transfers that may be made, or assessing any charges or Interest Adjustment which may apply to transfers. Upon receipt of an additional Purchase Payment allocated to the DCA fixed account, the existing program duration will be extended to reflect the end date of the new DCA program. However, the existing interest crediting rate will not be extended. The existing interest crediting rate will expire at its originally scheduled expiration date and the value remaining in the DCA account from the original amount as well as any additional Purchase Payments will be credited with interest at the standard DCA rate at the time. DCA does not assure a profit or protect against loss.
Automatic Withdrawal Service (AWS)—AWS provides an automatic, periodic withdrawal of Contract Value to you. AWS may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the Contractowner. You may elect to participate in AWS at the time of application or at any time before the Annuity Commencement Date by sending a written request to us. The minimum Contract Value required to establish AWS is $10,000. You may cancel or make changes to your AWS program at any time by sending a written request to us. If telephone authorization has been elected, certain changes may be made by telephone. Notwithstanding the requirements of the program, any withdrawal must be permitted under Section 401(a)(9) of the IRC for qualified plans or permitted under Section 72 of the IRC for nonqualified contracts.
Cross Reinvestment Program/Earnings Sweep Program — Under this option, Account Value in a designated variable Subaccount of the contract that exceeds a certain baseline amount is automatically transferred to another specific variable Subaccount(s) of the contract at specific intervals. You may elect to participate in the cross reinvestment program at the time of application or at any time before the Annuity Commencement Date by sending a written request to us or by telephone if we have your telephone authorization on file. You designate the holding account, the receiving account(s), and the baseline amount. Cross reinvestment will continue until we receive authorization to terminate the program.
The minimum holding Account Value required to establish cross reinvestment is $10,000. A transfer under this program is not considered a transfer for purposes of limiting the number of transfers that may be made. We reserve the right to discontinue this service at any time.
Beginning May 1, 2010, the cross reinvestment service is no longer available unless the Contractowner was enrolled in this service prior to this date. Contractowners who are currently enrolled in this service will not be impacted by this change.
Portfolio Rebalancing — Portfolio rebalancing is an option, which, if elected by the Contractowner, restores to a pre-determined level the percentage of the Contract Value (or Account Value under i4LIFE® Advantage), allocated to each variable Subaccount. This pre-determined level will be the allocation initially selected when the contract was purchased, unless subsequently changed. The portfolio rebalancing allocation may be changed at any time by submitting a written request to us. If portfolio rebalancing is elected, all Purchase Payments allocated to the variable Subaccounts must be subject to portfolio rebalancing. Portfolio rebalancing may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the Contractowner. The Contractowner may terminate the portfolio rebalancing program or re-enroll at any time by sending a written request to us. If telephone authorization has been elected, the Contractowner may make these elections by phone. The portfolio rebalancing program is not available following the Annuity Commencement Date.
Please note that all of the services discussed in this section will stop once we are notified of a pending death claim.
SecureLine® Account – SecureLine® is an interest bearing draft account established from the proceeds payable on a contract administered by us that helps you manage your surrender or death benefit proceeds. You are the owner of the account, and are the only one authorized to transfer proceeds from the account. You may choose to leave the proceeds in this account, or you may use the checkbook we previously provided and write checks against the account until the funds are depleted. The SecureLine® account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the SecureLine® account.
Interest credited in the SecureLine® account is taxable as ordinary income in the year such interest is credited, and is not tax deferred. We recommend that you consult your tax advisor to determine the tax consequences associated with the payment of interest on
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amounts in the SecureLine® account. The balance in your SecureLine® account began earning interest the day your account was opened and will continue to earn interest until all funds are withdrawn. Interest is compounded daily and credited to your account on the last day of each month. The interest rate will be updated monthly and we may increase or decrease the rate at our discretion. The interest rate credited to your SecureLine® account may be more or less than the rate earned on funds held in our general account. The interest rate offered with a SecureLine® account is not necessarily that credited to the fixed account. There are no monthly fees. You may be charged a fee if you stop a payment or if you present a check for payment without sufficient funds.
Other Information
Due to differences in redemption rates, tax treatment or other considerations, the interests of policyholders under the variable life accounts could conflict with those of Contractowners under the VAA. In those cases, where assets from variable life and variable annuity separate accounts are invested in the same fund(s) (i.e., where mixed funding occurs), the Boards of Directors of the fund involved will monitor for any material conflicts and determine what action, if any, should be taken. If it becomes necessary for any separate account to replace shares of any fund with another investment, that fund may have to liquidate securities on a disadvantageous basis. Refer to the prospectus for each fund for more information about mixed funding.
Financial Statements
The December 31, 2017 financial statements of the VAA and the December 31, 2017 consolidated financial statements of Lincoln Life appear on the following pages.
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THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln Life Variable Annuity Account N

Rate Sheet Prospectus Supplement dated May 1, 2018

This Rate Sheet Prospectus Supplement (“Rate Sheet”) does not apply if you have not elected Lincoln Lifetime Income® Advantage 2.0 (Managed Risk).  This supplement is for informational purposes and requires no action on your part.

This Rate Sheet provides the Guaranteed Annual Income rates and Guaranteed Income Benefit percentages that we are currently offering.  This Rate Sheet must be retained with the current prospectus.

Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your registered representative, or online at LincolnFinancial.com. This Rate Sheet has been filed with the Securities and Exchange Commission and can be viewed at www.sec.gov.

The rates below apply for applications and/or rider election forms signed between May 1, 2018 and May 20, 2018. The Guaranteed Annual Income rates may be different than those listed below for applications or rider election forms signed after May 20, 2018.

The Guaranteed Annual Income amount is calculated when you elect the rider. Upon the first Guaranteed Annual Income withdrawal, the Guaranteed Annual Income rate will be based on your age (or the younger of you and your spouse under the joint life option) as of the date of that withdrawal, and thereafter may not change unless an Automatic Annual Step-up occurs.

Single Life GAI Rate		Joint Life GAI Rate
Age	GAI Rate	Age	GAI Rate
55-58	3.50%	55-58	3.50%
59-64	4.50%	59-64	4.25%
65-74	5.50%	65-74	5.25%
75+	5.85%	75+	5.60%

The Guaranteed Income Benefit percentages may be different than those listed below for applications or rider election forms signed after May 20, 2018.

The Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value or Income Base, based on your age (or the age of the youngest life under a joint life option) at the time the Guaranteed Income Benefit is elected.

i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) elections for Contractowners who transition from Lincoln Lifetime Income® Advantage 2.0 (Managed Risk).

Single Life GIB %		Joint Life GIB %
Age	GIB %	Age
Under 40	2.50%	Under 40	2.50%
40-54	3.00%	40-54	3.00%
55-58	3.50%	55-58	3.50%
59-64	4.00%	59-69	4.00%
65-69	4.50%	70-74	4.50%
70-79	5.00%	75-79	5.00%
80+	5.50%	80+	5.50%

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In order to receive the percentages and rates indicated in this Rate Sheet, your application or rider election form must be signed and dated on or before the last day of the effective period noted above. We must receive your application or rider election form in Good Order within 10 days from the date you sign your application or rider election form, and the annuity must be funded within 60 calendar days.  Additional paperwork may be required if these conditions are not met and you still wish to purchase the annuity in order to receive the applicable rates in effect at that time.

Subject to the rules above, if the Guaranteed Annual Income rates and Guaranteed Income Benefit percentages that we are currently offering on the day the contract and/or rider is issued are higher than the rates we were offering on the date you signed your application or rider election form and neither rates have decreased, you will receive the higher set of rates.  If any rates have decreased when we compare the Guaranteed Annual Income rates and Guaranteed Income Benefit percentages that we are offering on the day you signed your application or rider election form to the set of rates that we are offering on the day your contract and/ or rider is issued, your contract / rider will be issued with the set of rates that were in effect on the day you signed your application or rider election form, subject to meeting the rules above.

2

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln Life Variable Annuity Account N

Rate Sheet Prospectus Supplement dated May 1, 2018

This Rate Sheet Prospectus Supplement (“Rate Sheet”) does not apply if you have not elected Lincoln Market Select® Advantage.  This supplement is for informational purposes and requires no action on your part.

This Rate Sheet provides the Guaranteed Annual Income rates and Guaranteed Income Benefit percentages that we are currently offering.  This Rate Sheet must be retained with the current prospectus.

Current Rate Sheet will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your registered representative, or online at LincolnFinancial.com. This Rate Sheet has been filed with the Securities and Exchange Commission and can be viewed at www.sec.gov.

The rates below apply for applications and/or rider election forms signed between April 19, 2018 and May 20, 2018. The Guaranteed Annual Income rates may be different than those listed below for applications or rider election forms signed after May 20, 2018.

The Guaranteed Annual Income amount is calculated when you elect the rider. Upon the first Guaranteed Annual Income withdrawal, the Guaranteed Annual Income rate will be based on your age (or the younger of you and your spouse under the joint life option) as of the date of that withdrawal, and thereafter may not change unless an Automatic Annual Step-up occurs.

Single Life GAI Rate		Joint Life GAI Rate
Age	GAI Rate	Age	GAI Rate
55-58	3.50%	55-58	3.50%
59-64	4.00%	59-64	4.00%
65-74	5.00%	65-74	4.50%
75+	5.50%	75+	5.00%

The Guaranteed Income Benefit percentages may be different than those listed below for applications or rider election forms signed after May 20, 2018.

The Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value or Income Base, based on your age (or the age of the youngest life under a joint life option) at the time the Guaranteed Income Benefit is elected.

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i4LIFE® Advantage Select Guaranteed Income Benefit elections for Contractowners who transition from Lincoln Market Select® Advantage.

Single Life GIB %		Joint Life GIB %
Age	GIB %	Age	GIB %
Under 40	2.50%	Under 40	2.50%
40-54	3.00%	40-54	3.00%
55-58	3.50%	55-58	3.50%
59-64	4.00%	59-69	4.00%
65-69	4.50%	70-74	4.50%
70-79	5.00%	75-79	5.00%
80+	5.50%	80+	5.50%

In order to receive the percentages and rates indicated in this Rate Sheet, your application or rider election form must be signed and dated on or before the last day of the effective period noted above. We must receive your application or rider election form in Good Order within 10 days from the date you sign your application or rider election form, and the annuity must be funded within 60 calendar days.  Additional paperwork may be required if these conditions are not met and you still wish to purchase the annuity in order to receive the applicable rates in effect at that time.

Subject to the rules above, if the Guaranteed Annual Income rates and Guaranteed Income Benefit percentages that we are currently offering on the day the contract and/or rider is issued are higher than the rates we were offering on the date you signed your application or rider election form and neither rates have decreased, you will receive the higher set of rates.  If any rates have decreased when we compare the Guaranteed Annual Income rates and Guaranteed Income Benefit percentages that we are offering on the day you signed your application or rider election form to the set of rates that we are offering on the day your contract and/ or rider is issued, your contract / rider will be issued with the set of rates that were in effect on the day you signed your application or rider election form, subject to meeting the rules above.

2

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln Life Variable Annuity Account N

Rate Sheet Prospectus Supplement dated May 1, 2018

This Rate Sheet Prospectus Supplement (“Rate Sheet”) does not apply if you have not elected i4LIFE® Advantage Select Guaranteed Income Benefit.  This supplement is for informational purposes and requires no action on your part.

This Rate Sheet provides the i4LIFE® Advantage Select Guaranteed Income Benefit percentages that we are currently offering.  This Rate Sheet must be retained with the current prospectus.

Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your registered representative, or online at LincolnFinancial.com. This Rate Sheet has been filed with the Securities and Exchange Commission and can be viewed at www.sec.gov.

The rates below apply for applications and/or rider election forms signed between April 19, 2018 and May 20, 2018.  The Guaranteed Income Benefit percentages may be different than those listed below for applications or rider election forms signed after May 20, 2018.

Single Life GIB Percentage		Joint Life GIB Percentage
Age	GIB Percentage	Age	GIB Percentage
Under 40	2.50%	Under 40	2.50%
40-54	3.00%	40-54	3.00%
55-58	3.50%	55-58	3.50%
59-64	4.00%	59-69	4.00%
65-69	4.50%	70-74	4.50%
70-79	5.00%	75-79	5.00%
80+	5.50%	80+	5.50%

In order to receive the rate indicated in this Rate Sheet, your application or rider election form must be signed and dated on or before the last day of the effective period noted above. We must receive your application or rider election form in Good Order within 10 days from the date you sign your application or rider election form and the annuity must be funded within 60 calendar days.  Additional paperwork may be required if these conditions are not met and you still wish to purchase the annuity in order to receive the applicable rates in effect at that time.

Subject to the rules above, if the Guaranteed Income Benefit percentage rates that we are currently offering on the day the contract and/or rider is issued are higher than the rates we were offering on the date you signed your application or rider election form and neither rates have decreased, you will receive the higher set of rates.  If any rates have decreased when we compare the Guaranteed Income Benefit percentage rates that we are offering on the day you signed your application or rider election form to the set of rates that we are offering on the day your contract and/or rider is issued, your contract / rider will be issued with the set of rates that were in effect on the day you signed your application or rider election form, subject to meeting the rules above.

*Purchasers of Lincoln SmartSecurity® Advantage (regardless of the rider effective date) may use any remaining Guaranteed Amount (if greater than the Account Value) to calculate the initial Guaranteed Income Benefit.

Prospectus 3

Lincoln ChoicePlus AssuranceSM (C Share)
Individual Variable Annuity Contracts
Lincoln Life Variable Annuity Account N
May 1, 2018
Home Office:
The Lincoln National Life Insurance Company
1300 South Clinton Street
Fort Wayne, IN 46802
www.LincolnFinancial.com
1-888-868-2583
This prospectus describes an individual flexible premium deferred variable annuity contract that is issued by The Lincoln National Life Insurance Company (Lincoln Life or Company). This contract can be purchased primarily as either a nonqualified annuity or qualified retirement annuity under Sections 408 (IRAs) and 408A (Roth IRAs) of the tax code. Generally, you do not pay federal income tax on the contract's growth until it is paid out. You receive tax deferral for an IRA whether or not the funds are invested in an annuity contract. Further, if your contract is a Roth IRA, you generally will not pay income tax on a distribution, provided certain conditions are met. Therefore, there should be reasons other than tax deferral for purchasing a qualified annuity contract.
The contract is designed to accumulate Contract Value and to provide income over a certain period of time, or for life, subject to certain conditions. The benefits offered under this contract may be a variable or fixed amount, if available, or a combination of both. This contract also offers a Death Benefit payable upon the death of the Contractowner or Annuitant. Certain benefits described in this prospectus are no longer available.
The state in which your contract is issued will govern whether or not certain features, riders, restrictions, limitations, charges and fees will apply to your contract. All material state variations are discussed in this prospectus, however, non-material variations may not be discussed. You should refer to your contract regarding state-specific features. Please check with your registered representative regarding availability.
The minimum initial Purchase Payment for the contract is $10,000. The minimum initial Purchase Payment for nonqualified contracts where i4LIFE® Advantage is elected, and where the Contractowner, joint owner and/or Annuitant are ages 86 to 90 (subject to additional terms and limitations, and Home Office approval) is $50,000. Additional Purchase Payments, subject to certain restrictions, may be made to the contract and must be at least $100 per payment ($25 if transmitted electronically), and at least $300 annually. We reserve the right to limit, restrict, or suspend Purchase Payments made to the contract upon advance written notice.
Except as noted below, you choose whether your Contract Value accumulates on a variable or a fixed (guaranteed) basis or both. Your contract may not offer a fixed account or if permitted by your contract, we may discontinue accepting Purchase Payments or transfers into the fixed side of the contract at any time. If any portion of your Contract Value is in the fixed account, we promise to pay you your principal and a minimum interest rate. We may impose restrictions on the fixed account for the life of your contract or during certain periods. Also, an Interest Adjustment may be applied to any withdrawal, surrender or transfer from the fixed account before the expiration date of a Guaranteed Period.
We offer variable annuity contracts that have lower fees and that may offer different investment options, features, and optional benefits. Currently, there is no fixed account offered in this product. You should carefully consider whether or not this contract is the best product for you.
All Purchase Payments for benefits on a variable basis will be placed in Lincoln Life Variable Annuity Account N (Variable Annuity Account [VAA]). The VAA is a segregated investment account of Lincoln Life. You take all the investment risk on the Contract Value and the retirement income for amounts placed into one or more of the contract’s variable options (“Subaccounts”), which, in turn, invest in corresponding underlying funds. If the Subaccounts you select make money, your Contract Value goes up; if they lose money, it goes down. How much it goes up or down depends on the performance of the Subaccounts you select. We do not guarantee how any of the Subaccounts or their funds will perform. Also, neither the U.S. Government nor any federal agency insures or guarantees your investment in the contract. The contracts are not bank deposits and are not endorsed by any bank or government agency.
The available funds are listed below:
1

AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Franchise Fund*
Invesco V.I. Core Equity Fund*
Invesco V.I. Equally-Weighted S&P 500 Fund1
Invesco V.I. International Growth Fund
AllianceBernstein Variable Products Series Fund:
AB VPS Global Thematic Growth Portfolio
AB VPS Large Cap Growth Portfolio*
AB VPS Small/Mid Cap Value Portfolio
ALPS Variable Investment Trust:
ALPS/Stadion Core ETF Portfolio
American Century Variable Portfolios, Inc.:
American Century VP Balanced Fund
American Century VP Large Company Value Fund
American Funds Insurance Series®:
American Funds Global Growth Fund*
American Funds Global Small Capitalization Fund*
American Funds Growth Fund*
American Funds Growth-Income Fund*
American Funds International Fund*
BlackRock Variable Series Funds, Inc.:
BlackRock Global Allocation V.I. Fund
Delaware VIP® Trust:
Delaware VIP® Diversified Income Series
Delaware VIP® Emerging Markets Series
Delaware VIP® High Yield Series*
Delaware VIP® Limited-Term Diversified Income Series
Delaware VIP® REIT Series
Delaware VIP® Small Cap Value Series
Delaware VIP® Smid Cap Core Series
Delaware VIP® U.S. Growth Series
Delaware VIP® Value Series
Deutsche Variable Series II:
Deutsche Alternative Asset Allocation VIP Portfolio
Fidelity® Variable Insurance Products:
Fidelity® VIP Contrafund® Portfolio
Fidelity® VIP FundsManager® 50% Portfolio
Fidelity® VIP Growth Portfolio
Fidelity® VIP Mid Cap Portfolio
First Trust Variable Insurance Trust:
First Trust/Dow Jones Dividend & Income Allocation Portfolio2
Franklin Templeton Variable Insurance Products Trust:
Franklin Income VIP Fund
Franklin Mutual Shares VIP Fund
Templeton Global Bond VIP Fund
Templeton Growth VIP Fund*
Janus Henderson Series:
Janus Henderson Balanced Portfolio*
Janus Henderson Enterprise Portfolio*
Janus Henderson Global Research Portfolio*
JPMorgan Insurance Trust:
JPMorgan Insurance Trust Core Bond Portfolio
JPMorgan Insurance Trust Global Allocation Portfolio
Legg Mason Partners Variable Equity Trust
ClearBridge Variable Large Cap Growth Portfolio
ClearBridge Variable Mid Cap Portfolio
QS Variable Conservative Growth
Lincoln Variable Insurance Products Trust:
LVIP American Century Select Mid Cap Managed Volatility Fund
LVIP American Global Growth Fund*
LVIP American Global Small Capitalization Fund*
LVIP American Growth Fund*
LVIP American Growth-Income Fund*
LVIP American International Fund*
LVIP Baron Growth Opportunities Fund
LVIP BlackRock Dividend Value Managed Volatility Fund
LVIP BlackRock Global Allocation V.I. Managed Risk Fund
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
LVIP BlackRock Inflation Protected Bond Fund
LVIP BlackRock Scientific Allocation Fund
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
LVIP Blended Core Equity Managed Volatility Fund
LVIP Blended Large Cap Growth Managed Volatility Fund
LVIP Blended Mid Cap Managed Volatility Fund
LVIP Clarion Global Real Estate Fund
LVIP ClearBridge Large Cap Managed Volatility Fund
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Delaware Social Awareness Fund
LVIP Delaware Special Opportunities Fund
LVIP Delaware Wealth Builder Fund
LVIP Dimensional International Core Equity Fund
LVIP Dimensional International Equity Managed Volatility Fund
LVIP Dimensional U.S. Core Equity 1 Fund
LVIP Dimensional U.S. Core Equity 2 Fund
LVIP Dimensional U.S. Equity Managed Volatility Fund
LVIP Dimensional/Vanguard Total Bond Fund
LVIP Franklin Templeton Global Equity Managed Volatility Fund
LVIP Franklin Templeton Multi-Asset Opportunities Fund
LVIP Franklin Templeton Value Managed Volatility Fund
LVIP Global Conservative Allocation Managed Risk Fund
LVIP Global Growth Allocation Managed Risk Fund
LVIP Global Income Fund
LVIP Global Moderate Allocation Managed Risk Fund
LVIP Goldman Sachs Income Builder Fund
LVIP Government Money Market Fund
LVIP Invesco Diversified Equity-Income Managed Volatility Fund
LVIP Invesco Select Equity Managed Volatility Fund
LVIP JPMorgan High Yield Fund
LVIP JPMorgan Retirement Income Fund
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
LVIP MFS International Equity Managed Volatility Fund
LVIP MFS International Growth Fund
LVIP MFS Value Fund
LVIP Mondrian International Value Fund
LVIP Multi-Manager Global Equity Managed Volatility Fund
LVIP PIMCO Low Duration Bond Fund
LVIP Select Core Equity Managed Volatility Fund
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LVIP SSGA Bond Index Fund
LVIP SSGA Conservative Index Allocation Fund
LVIP SSGA Conservative Structured Allocation Fund
LVIP SSGA Developed International 150 Fund
LVIP SSGA Emerging Markets 100 Fund
LVIP SSGA Global Tactical Allocation Managed Volatility Fund
LVIP SSGA International Index Fund
LVIP SSGA International Managed Volatility Fund
LVIP SSGA Large Cap 100 Fund
LVIP SSGA Large Cap Managed Volatility Fund
LVIP SSGA Mid-Cap Index Fund
LVIP SSGA Moderate Index Allocation Fund
LVIP SSGA Moderate Structured Allocation Fund
LVIP SSGA Moderately Aggressive Index Allocation Fund
LVIP SSGA Moderately Aggressive Structured Allocation Fund
LVIP SSGA S&P 500 Index Fund3
LVIP SSGA Short-Term Bond Index Fund*
LVIP SSGA Small-Cap Index Fund
LVIP SSGA Small-Mid Cap 200 Fund
LVIP SSGA SMID Cap Managed Volatility Fund
LVIP T. Rowe Price 2010 Fund*
LVIP T. Rowe Price 2020 Fund*
LVIP T. Rowe Price 2030 Fund*
LVIP T. Rowe Price 2040 Fund*
LVIP T. Rowe Price Growth Stock Fund
LVIP T. Rowe Price Structured Mid-Cap Growth Fund
LVIP U.S. Growth Allocation Managed Risk Fund
LVIP Vanguard Domestic Equity ETF Fund
LVIP Vanguard International Equity ETF Fund
LVIP Wellington Capital Growth Fund
LVIP Wellington Mid-Cap Value Fund
LVIP Western Asset Core Bond Fund
MFS® Variable Insurance Trust:
MFS® VIT Growth Series
MFS® VIT Total Return Series
MFS® VIT Utilities Series
MFS® Variable Insurance Trust II:
MFS® VIT II Core Equity Portfolio*
Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio*
PIMCO Variable Insurance Trust:
PIMCO VIT CommodityRealReturn® Strategy Portfolio
Putnam Variable Trust:
Putnam VT Equity Income Fund*
Putnam VT George Putnam Balanced Fund
Putnam VT Global Health Care Fund*
* Not all funds are available in all contracts. Refer to the Description of the Funds section of this prospectus for specific information regarding availability of funds.
1 Standard & Poor’s®,” “S&P®,” “Standard & Poor’s Equal Weight Index,” “S&P EWI,” “S&P 500®,” “Standard & Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Invesco V.I. Equally-Weighted S&P 500 Fund. The fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the fund.
2 Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademark has been licensed to S&P Dow Jones Indices LLC and has been sublicensed for use for certain purposes by First Trust Advisors L.P. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of purchasing the product.
3 The Index to which this fund is managed to is a product of S&P Dow Jones Indices LLC (“SPDJI”) and has been licensed for use by one or more of the portfolio’s service providers (licensee). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the licensees. S&P®, S&P GSCI® and the Index are trademarks of S&P and have been licensed for use by SPDJI and its affiliates and sublicensed for certain purposes by the licensee. The Index is not owned, endorsed, or approved by or associated with any additional third party. The licensee’s products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, or their third party licensors, and none of these parties or their respective affiliates or third party licensors make any representation regarding the advisability of investing in such products, nor do they have any liability for any errors, omissions, or interruptions of the Index.
This prospectus gives you information about the contract that you should know before you decide to buy a contract and make Purchase Payments. You should also review the prospectuses for the funds and keep all prospectuses for future reference.
Neither the SEC nor any state securities commission has approved this contract or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.
More information about the contract is in the current Statement of Additional Information (SAI), dated the same date as this prospectus. The SAI is incorporated by reference into this prospectus and is legally part of this prospectus. For a free copy of the SAI, write: The Lincoln National Life Insurance Company, PO Box 2348, Fort Wayne, IN 46801-2348, or call 1-888-868-2583. The SAI and other information about Lincoln Life and the VAA are also available on the SEC's website (http://www.sec.gov). There is a table of contents for the SAI on the last page of this prospectus.
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4

Special Terms
In this prospectus, the following terms have the indicated meanings:
Access Period—Under i4LIFE® Advantage, a defined period of time during which we make Regular Income Payments to you while you still have access to your Account Value. This means that you may make withdrawals, surrender the contract, and have a Death Benefit.
Account or Variable Annuity Account (VAA)—The segregated investment account, Account N, into which we set aside and invest the assets for the variable side of the contract offered in this prospectus.
Account Value—Under i4LIFE® Advantage, the initial Account Value is the Contract Value on the Valuation Date that i4LIFE® Advantage is effective (or initial Purchase Payment if i4LIFE® Advantage is purchased at contract issue), less any applicable premium taxes. During the Access Period, the Account Value on a Valuation Date equals the total value of all of the Contractowner's Accumulation Units plus the Contractowner's value in the fixed account, reduced by Regular Income Payments, Guaranteed Income Benefit payments and withdrawals.
Accumulation Unit—A measure used to calculate Contract Value for the variable side of the contract before the Annuity Commencement Date and to calculate the i4LIFE® Advantage Account Value during the Access Period.
Annuitant—The person upon whose life the annuity benefit payments are based, and upon whose death a Death Benefit may be paid.
Annuity Commencement Date—The Valuation Date when funds are withdrawn or converted into Annuity Units or fixed dollar payout for payment of retirement income benefits under the Annuity Payout option you select (other than i4LIFE® Advantage).
Annuity Payout—A regularly scheduled payment (under any of the available annuity options) that occurs after the Annuity Commencement Date (or Periodic Income Commencement Date if i4LIFE® Advantage has been elected). Payments may be variable or fixed, or a combination of both.
Annuity Unit—A measure used to calculate the amount of Annuity Payouts for the variable side of the contract after the Annuity Commencement Date.
Automatic Annual Step-up—Under certain Living Benefit Riders, the Guaranteed Amount, Income Base and/or Enhancement Base will automatically step up to the Contract Value on each Benefit Year anniversary, subject to certain conditions.
Beneficiary—The person you choose to receive any Death Benefit paid if you die before the Annuity Commencement Date.
Benefit Year—Under certain Living Benefit Riders, the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. Under Lincoln SmartSecurity® Advantage, if the
Contractowner elects a step-up, the Benefit Year will begin on the effective date of the step-up and each anniversary of the step-up after that.
Contractowner (you, your, owner)—The person who can exercise the rights within the contract (decides on investment allocations, transfers, payout option, designates the Beneficiary, etc.). Usually, but not always, the Contractowner is the Annuitant.
Contract Value (may be referred to as Account Value in marketing materials)—At any given time before the Annuity Commencement Date, the total value of all Accumulation Units of a contract, plus the value of the fixed side of the contract, if any.
Contract Year—Each 12-month period starting with the effective date of the contract and starting with each contract anniversary after that.
Death Benefit—Before the Annuity Commencement Date, the amount payable to your designated Beneficiary if the Contractowner dies. As an alternative, the Contractowner may receive a Death Benefit on the death of the Annuitant prior to the Annuity Commencement Date.
Enhancement—A feature under certain Living Benefit Riders in which the Guaranteed Amount or Income Base, minus Purchase Payments received in the preceding Benefit Year, will be increased, subject to certain conditions and limitations.
Enhancement Base—Under certain Living Benefit Riders, a value used to calculate the amount added to the Income Base when an Enhancement occurs. The Enhancement Base is equal to the Contract Value on the effective date of the rider, and is adjusted as set forth in this prospectus.
Enhancement Period—Under certain Living Benefit Riders, the 10-year period during which an Enhancement is in effect. A new Enhancement Period may begin each time an Automatic Annual Step-up to the Contract Value occurs, subject to certain conditions.
Excess Withdrawals—Amounts withdrawn during a Benefit Year, as specified for each Living Benefit Rider, which decrease or eliminate the guarantees under the rider.
Good Order—The actual receipt at our Home Office of the requested transaction in writing or by other means we accept, along with all information and supporting legal documentation necessary to effect the transaction. The forms we provide will identify the necessary documentation. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirements at any time.
Guaranteed Amount—The value used to calculate your withdrawal benefit under Lincoln Lifetime IncomeSM Advantage or Lincoln SmartSecurity® Advantage.

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Guaranteed Amount Annuity Payment Option—A fixed Annuity Payout option available under Lincoln SmartSecurity® Advantage under which the Contractowner (and spouse if applicable) will receive annual annuity payments equal to the Maximum Annual Withdrawal amount for life.
Guaranteed Annual Income—The guaranteed periodic withdrawal amount available from the contract each Benefit Year for life under certain Living Benefit Riders.
Guaranteed Annual Income Amount Annuity Payout Option—A payout option available under certain Living Benefit Riders in which the Contractowner (and spouse if applicable) will receive annual annuity payments equal to the Guaranteed Annual Income amount for life.
Guaranteed Period—The period during which Contract Value in a fixed account will be credited a guaranteed interest rate.
Income Base—Under certain Living Benefit Riders, the Income Base is a value used to calculate your Guaranteed Annual Income amount or the minimum payouts under your contract at a later date. The initial Income Base is equal to your initial Purchase Payment (or your Contract Value on the effective date of the rider, if you elect the rider after we have issued the contract). The Income Base is increased by Enhancements, Automatic Annual Step-ups and additional Purchase Payments, and reduced upon an Excess Withdrawal (or all withdrawals under any version of 4LATER® Advantage).
Interest Adjustment—An upward or downward adjustment on the amount of Contract Value in the fixed account upon a transfer, withdrawal or surrender of Contract Value from the fixed account due to fluctuations in interest rates.
Investment Requirements—Restrictions in how you may allocate your Subaccount investments if you own certain Living Benefit Riders.
Lifetime Income Period—Under i4LIFE® Advantage, the period of time following the Access Period during which we make Regular Income Payments to you for the rest of your life (and Secondary Life, if applicable). During the Lifetime Income Period, you will no longer have access to your Account Value or receive a Death Benefit.
Lincoln Life (we, us, our, Company)—The Lincoln National Life Insurance Company.
Living Benefit Rider—A general reference to optional riders that provide some type of a minimum guarantee while you are alive. If you select a Living Benefit Rider, Excess Withdrawals may have adverse effects on the benefit, and you may be subject to Investment Requirements.
Maximum Annual Withdrawal—The guaranteed periodic withdrawal available under Lincoln Lifetime IncomeSM Advantage and Lincoln SmartSecurity® Advantage.
Maximum Annual Withdrawal Amount Annuity Payout Option — A fixed Annuity Payout option available under Lincoln Lifetime IncomeSM Advantage under which the Contractowner (and spouse if applicable) will receive annual annuity payments equal to the Maximum Annual Withdrawal amount for life.
Nursing Home Enhancement—A feature that will increase the Guaranteed Annual Income amount under Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) and Lincoln Lifetime IncomeSM Advantage 2.0 or the Maximum Annual Withdrawal amount under Lincoln Lifetime IncomeSM Advantage upon admittance to an approved nursing care facility, subject to certain conditions.
Periodic Income Commencement Date—The Valuation Date on which the amount of i4LIFE® Advantage Regular Income Payments are determined.
Persistency Credit—The additional amount credited to the contract after the twelfth contract anniversary.
Purchase Payments—Amounts paid into the contract other than Persistency Credits.
Rate Sheet—A prospectus supplement, that will be filed periodically, where we declare the current withdrawal rates or Guaranteed Income Benefit percentages under certain Living Benefit Riders.
Regular Income Payments—The variable, periodic income payments paid under i4LIFE® Advantage.
Secondary Life—Under certain Living Benefit Riders, the person designated by the Contractowner upon whose life the annuity payments will also be contingent.
Subaccount—Each portion of the VAA that reflects investments in Accumulation and Annuity Units of a class of a particular fund available under the contracts. There is a separate Subaccount which corresponds to each class of a fund.
Valuation Date—Each day the New York Stock Exchange (NYSE) is open for trading.
Valuation Period—The period starting at the close of trading (normally 4:00 p.m. New York time) on each day that the NYSE is open for trading (Valuation Date) and ending at the close of such trading on the next Valuation Date.
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Expense Tables
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract.
The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer Contract Value between investment options, and/or the fixed account (if available). State premium taxes may also be deducted. The premium tax rates range from zero to 5%.
CONTRACTOWNER TRANSACTION EXPENSES
Accumulation Phase:
We may apply an Interest Adjustment to amounts being withdrawn, surrendered or transferred from a Guaranteed Period account (except for dollar cost averaging, cross-reinvestment, withdrawals up to the Maximum Annual Withdrawal amount under Lincoln SmartSecurity® Advantage and Regular Income Payments under i4LIFE® Advantage). See Fixed Side of the Contract.

The following tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses. Only one table will apply to a given Contractowner. The tables differ based on whether the Contractowner has purchased the i4LIFE® Advantage rider.
•	Table A reflects the expenses for a contract that has not elected i4LIFE® Advantage (Base contract).
•	Table B reflects the expenses for a contract that has elected i4LIFE® Advantage.
•	Table C reflects the expenses for i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) for Contractowners who transition from Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or 4LATER® Advantage (Managed Risk).
•	Table D reflects the expenses for i4LIFE® Advantage Select Guaranteed Income Benefit for Contractowners who transition from Lincoln Market Select® Advantage or 4LATER® Select Advantage.
•	Table E reflects the expenses for i4LIFE® Advantage for Contractowners who transition from 4LATER® Advantage.

TABLE A
Expenses for a Contract that has not Elected i4LIFE® Advantage (Base contract)
Annual Account Fee:[1]	$35

Separate Account Annual Expenses (as a percentage of average daily net assets in the Subaccounts):[2,3]
Estate Enhancement Benefit (EEB)
Mortality and Expense Risk Charge	2.05%
Administrative Charge	0.10%
Total Separate Account Expenses	2.15%
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
Mortality and Expense Risk Charge	1.85%
Administrative Charge	0.10%
Total Separate Account Expenses	1.95%
Guarantee of Principal Death Benefit
Mortality and Expense Risk Charge	1.60%
Administrative Charge	0.10%
Total Separate Account Expenses	1.70%
Account Value Death Benefit
Mortality and Expense Risk Charge	1.55%
Administrative Charge	0.10%
Total Separate Account Expenses	1.65%

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Optional Living Benefit Rider Charges:	Single Life	Joint Life
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) riders elected on or after May 21, 2018:[4]
Guaranteed Maximum Annual Charge	2.25%	2.45%
Current Initial Annual Charge	1.25%	1.50%
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) riders elected prior to May 21, 2018:[4,5]
Guaranteed Maximum Annual Charge	2.00%	2.00%
Current Initial Annual Charge	1.05%	1.25%
Lincoln Market Select® Advantage:[4]
Guaranteed Maximum Annual Charge	2.25%	2.45%
Current Initial Annual Charge	1.25%	1.50%
4LATER® Select Advantage:[6]
Guaranteed Maximum Annual Charge	2.25%	2.45%
Current Initial Annual Charge	1.25%	1.50%
Lincoln Lifetime IncomeSM Advantage:[7]
Guaranteed Maximum Charge	1.50%	1.50%
Current Charge	0.90%	0.90%
Additional Charge for Lincoln Lifetime IncomeSM Advantage Plus	0.15%	0.15%
Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option:[8]
Guaranteed Maximum Charge	1.50%	1.50%
Current Charge	0.85%	1.00%
Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option:[8]
Guaranteed Maximum Charge	0.95%	N/A
Current Charge	0.85%	N/A
4LATER® Advantage:[9]
Guaranteed Maximum Charge	1.50%	N/A
Current Charge	0.65%	N/A
4LATER® Advantage (Managed Risk):[6]
Guaranteed Maximum Charge	2.00%	2.00%
Current Charge	1.05%	1.25%
Lincoln Long-Term CareSM Advantage:
Acceleration Benefit Charge:[10]
Guaranteed Maximum Charge Level Benefit or Growth Benefit	1.50%	N/A
Current Charge Growth Benefit	0.50%	N/A
Current Charge Level Benefit	0.35%	N/A
Extension Benefit Charge:[11]
Guaranteed Maximum Charge	N/A	N/A
Current Charge (Contractowners ages 70-74)	0.76%	N/A
Optional Nonforfeiture Benefit Charge:[12]
Guaranteed Maximum Charge	N/A	N/A
Current Charge (Contractowners ages 70-74)	0.12%	N/A
[1]	During the accumulation phase, the account fee will be deducted from your Contract Value on each contract anniversary, or upon surrender of the contract. The account fee will be waived if your Contract Value is $100,000 or more on the contract anniversary (or date of surrender). For contracts purchased prior to November 15, 2010, the account fee is $30. This account fee may be less in some states and will be waived after the fifteenth Contract Year, regardless of your Contract Value.
[2]	For contracts purchased prior to June 6, 2005, the total annual charges are as follows: EEB 1.85%; EGMDB 1.65%; Guarantee of Principal 1.55%; Account Value N/A. In the event of a subsequent Death Benefit change, the charge will be based on the charges in effect at the time the contract was purchased.
[3]	The mortality and expense risk charge is 1.30% and the administrative charge rate is 0.10% on and after the Annuity Commencement Date.
[4]	As an annualized percentage of the Income Base, as increased for subsequent Purchase Payments, Automatic Annual Step-ups and Enhancements, and decreased by Excess Withdrawals. This charge is deducted from the Contract Value on a quarterly basis. See Charges and Other Deductions – Rider Charges for more information about your Living Benefit Rider.
[5]	The charge for Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) also applies to an older version of the rider - Lincoln Lifetime IncomeSM Advantage 2.0 - which is no longer available for purchase.
[6]	As an annualized percentage of the Income Base, as increased for subsequent Purchase Payments, Automatic Annual Step-ups and Enhancements, and decreased by withdrawals. This charge is deducted from the Contract Value on a quarterly basis. See Charges and Other Deductions – Rider Charges for more information about your Living Benefit Rider. A discussion of the charges for 4LATER® Advantage (Managed Risk) can be found in an Appendix to this prospectus.
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[7]	As an annualized percentage of the Guaranteed Amount as increased for subsequent Purchase Payments, Automatic Annual Step-ups, Enhancements and the 200% step-up, and decreased for withdrawals. This charge is deducted from the Contract Value on a quarterly basis. For Lincoln Lifetime IncomeSM Advantage riders purchased before January 20, 2009, the current annual charge rate will increase from 0.75% to 0.90% upon the earlier of (a) the next Automatic Annual Step-up of the Guaranteed Amount or (b) the next Benefit Year anniversary if cumulative Purchase Payments received after the first Benefit Year anniversary equal or exceed $100,000. A discussion of the charges for this closed rider can be found in an Appendix to this prospectus.
[8]	As an annualized percentage of the Guaranteed Amount, as increased for subsequent Purchase Payments, and step-ups and decreased for withdrawals. This charge is deducted from the Contract Value on a quarterly basis. For Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up option riders purchased prior to December 3, 2012, the current annual charge rate will increase to 0.85% (single life option) and 1.00% (joint life option) upon the next election of a step-up of the Guaranteed Amount. For Lincoln SmartSecurity® Advantage - 5 Year Elective Step-up option riders the current annual charge rate will increase to 0.85% upon the next election of a step-up of the Guaranteed Amount. A discussion of the charges for this closed rider can be found in an Appendix to this prospectus.
[9]	As an annualized percentage of the Income Base, as increased for subsequent Purchase Payments, automatic 15% enhancements, and resets and decreased for withdrawals. This charge is deducted from the Subaccounts on a quarterly basis. For riders purchased before January 20, 2009, the current annual charge rate will increase from 0.50% to 0.65% upon the next election to reset the Income Base. A discussion of the charges for this closed rider can be found in an Appendix to this prospectus.
[10]	The Acceleration Benefit Charge rate is assessed against the LTC Guaranteed Amount as of the date the charge is deducted up to the maximum allowable charge rate of 1.50% of the LTC Guaranteed Amount. The Acceleration Benefit Charge percentage rates are different for the Level Benefit and Growth Benefit. See Charges and Other Deductions – Lincoln Long-Term CareSM Advantage Charges for more information.
[11]	The Extension Benefit Charge rate is assessed against the Extension Benefit as of the date the charge is deducted. The charge varies based upon your age as of the contract date. There is no maximum guaranteed charge for the Extension Benefit. The current Extension Benefit Charge rate may increase after the contract date subject to prior state regulatory approval, although it will be increased for all Contractowners in the same class as determined in a nondiscriminatory manner. The highest current charge rate will be 0.68% (0.17% quarterly) for contracts issued in the following states: AK, AL, AR, AZ, DC, DE, GA, IA, KY, LA, MD, ME, MI, MO, MS, MT, NC, ND, NE, NM, OK, OR, RI, SC, SD, WV, WY. For all other states, the highest charge rate will be 0.76% (0.19% quarterly). See Charges and Other Deductions – Lincoln Long-Term CareSM Advantage Charges for more information.
[12]	The Optional Nonforfeiture Benefit Charge rate is assessed against the Extension Benefit as of the date the charge is deducted. The charge varies based upon your age as of the contract date. There is no maximum guaranteed charge for the Optional Nonforfeiture Benefit. The current Optional Nonforfeiture Benefit Charge rate may increase after the contract date subject to prior state regulatory approval, although it will be the same for all Contractowners in the same class as determined in a nondiscriminatory manner. The highest current charge rate will be 0.11% (0.0275% quarterly) for contracts issued in the following states: AK, AL, AR, AZ, DC, DE, GA, IA, KY, LA, MD, ME, MI, MO, MS, MT, NC, ND, NE, NM, OK, OR, RI, SC, SD, WV, WY. For all other states, the highest charge rate will be 0.12% (0.03% quarterly). See Charges and Other Deductions – Lincoln Long-Term CareSM Advantage Charges for more information.

TABLE B
Expenses for a Contract that has Elected i4LIFE® Advantage
Annual Account Fee:[1]	$35

i4LIFE® Advantage without a Guaranteed Income Benefit rider:[2]	Single/Joint Life
Enhanced Guaranteed Minimum Death Benefit (EGMDB)	2.35%
Guarantee of Principal Death Benefit	2.10%
Account Value Death Benefit	2.05%

i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) riders elected on or after May 21, 2018 and i4LIFE® Advantage Select Guaranteed Income Benefit riders:[3]	Single Life	Joint Life
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
Guaranteed Maximum Charge	4.60%	4.80%
Current Charge	3.30%	3.50%
Guarantee of Principal Death Benefit
Guaranteed Maximum Charge	4.35%	4.55%
Current Charge	3.05%	3.25%
Account Value Death Benefit
Guaranteed Maximum Charge	4.30%	4.50%
Current Charge	3.00%	3.20%

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i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) riders elected prior to May 21, 2018 and i4LIFE® Advantage Guaranteed Income Benefit (version 4) riders:[3]	Single Life	Joint Life
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
Guaranteed Maximum Charge	4.35%	4.35%
Current Charge	3.00%	3.20%
Guarantee of Principal Death Benefit
Guaranteed Maximum Charge	4.10%	4.10%
Current Charge	2.75%	2.95%
Account Value Death Benefit
Guaranteed Maximum Charge	4.05%	4.05%
Current Charge	2.70%	2.90%

i4LIFE® Advantage Guaranteed Income Benefit (versions 1, 2 and 3):[4]	Single/Joint Life
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
Guaranteed Maximum Charge	3.85%
Current Charge	2.85%
Guarantee of Principal Death Benefit
Guaranteed Maximum Charge	3.60%
Current Charge	2.60%
Account Value Death Benefit
Guaranteed Maximum Charge	3.55%
Current Charge	2.55%
[1]	During the Access Period, the account fee will be deducted from your Contract Value on each contract anniversary, or upon surrender of the contract. The account fee will be waived if your Contract Value is $100,000 or more on the contract anniversary (or date of surrender). For contracts purchased prior to November 15, 2010, the account fee is $30. This account fee may be less in some states and will be waived after the fifteenth Contract Year, regardless of your Contract Value.
[2]	As an annualized percentage of average Account Value, computed daily. This charge is assessed only on and after the effective date of i4LIFE® Advantage. See Charges and Other Deductions – i4LIFE® Advantage Rider Charge for more information. These charges continue during the Access Period. The i4LIFE® Advantage charge rate is reduced to 1.65% during the Lifetime Income Period.
[3]	The current annual charge rate for all Select Guaranteed Income Benefit riders and for Guaranteed Income Benefit (Managed Risk) riders elected on and after May 21, 2018, is 0.95% of Account Value for the single life option and 1.15% of Account Value for the joint life option with a guaranteed maximum charge rate of 2.25% (2.45% joint life option). The current annual charge rate for Guaranteed Income Benefit (Managed Risk) riders elected prior to May 21, 2018 and Guaranteed Income Benefit (version 4) riders is 0.65% of Account Value for the single life option and 0.85% of Account Value for the joint life option with a guaranteed maximum charge rate of 2.00%. These charges are added to the i4LIFE® Advantage charges to comprise the total charges reflected. During the Lifetime Income Period, the Guaranteed Income Benefit charge rate is added to the i4LIFE® Advantage charge rate of 1.65%. See Charges and Other Deductions – i4LIFE® Advantage Guaranteed Income Benefit Charge for more information.
[4]	The current annual charge rate for the Guaranteed Income Benefit (version 1, 2 and 3) is 0.50% of Account Value with a guaranteed maximum charge rate of 1.50%. This charge is added to the i4LIFE® Advantage charges to comprise the total charges reflected. During the Lifetime Income Period, the Guaranteed Income Benefit charge rate is added to the i4LIFE® Advantage charge rate of 1.65%. The charge rate may change to the current charge rate in effect at the time you elect an additional step-up period, not to exceed the guaranteed maximum charge rate. See Charges and Other Deductions – i4LIFE® Advantage Guaranteed Income Benefit Charge for more information.

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TABLE C
Expenses for i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) for Contractowners who Transition from Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or 4LATER® Advantage (Managed Risk)
Annual Account Fee:[1]	$35

i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) for Contractowners who transition from Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or 4LATER® Advantage (Managed Risk): [2]	Single/Joint Life
Separate Account Annual Expenses (as a percentage of average daily net assets in the Subaccounts):
Enhanced Guaranteed Minimum Death Benefit (EGMDB)	1.95%
Guarantee of Principal Death Benefit	1.70%
Account Value Death Benefit	1.65%

i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) for Lincoln Lifetime IncomeSM Advantage 2.0 ( Managed Risk) riders elected on and after May 21, 2018:[3]	Single Life	Joint Life
Guaranteed Maximum Annual Charge	2.25%	2.45%
Current Initial Annual Charge	1.25%	1.50%
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) for Lincoln Lifetime IncomeSM Advantage 2.0 ( Managed Risk) riders elected prior to May 21, 2018 or for all 4LATER® Advantage (Managed Risk) riders:[2,3]

Guaranteed Maximum Annual Charge	2.00%	2.00%
Current Initial Annual Charge	1.05%	1.25%
[1]	During the Access Period, the account fee will be deducted from your Contract Value on each contract anniversary, or upon surrender of the contract. The account fee will be waived if your Contract Value is $100,000 or more on the contract anniversary (or date of surrender). For contracts purchased prior to November 15, 2010, the account fee is $30. This account fee may be less in some states and will be waived after the fifteenth Contract Year, regardless of your Contract Value.
[2]	These charges also apply to Lincoln Lifetime IncomeSM Advantage 2.0 purchasers who elect i4LIFE® Advantage Guaranteed Income Benefit (version 4).
[3]	As an annualized percentage of the greater of the Income Base (associated with your Living Benefit Rider) or Account Value. This charge is deducted from Account Value on a quarterly basis and only on and after the effective date of i4LIFE® Advantage. In the event of an automatic step-up in the Guaranteed Income Benefit, the dollar amount of the charge will increase by a two part formula: 1) the charge will increase by the same percentage that the Guaranteed Income Benefit payment increases and 2) the dollar amount of the charge will also increase by the percentage increase, if any, to the current charge rate of your Living Benefit Rider. (The charge for your Living Benefit Rider continues to be a factor in determining the i4LIFE® Advantage Guaranteed Income Benefit charge.) See Charges and Other Deductions – i4LIFE® Advantage Guaranteed Income Benefit Charge for Contractowners who transition from a Prior Rider for more information.

TABLE D
Expenses for i4LIFE® Advantage Select Guaranteed Income Benefit for Contractowners who Transition from Lincoln Market Select® Advantage or 4LATER® Select Advantage
Annual Account Fee:[1]	$35

i4LIFE® Advantage Select Guaranteed Income Benefit for Contractowners who transition from Lincoln Market Select® Advantage or 4LATER® Select Advantage:	Single/Joint Life
Separate Account Annual Expenses (as a percentage of average daily net assets in the Subaccounts):
Enhanced Guaranteed Minimum Death Benefit (EGMDB)	1.95%
Guarantee of Principal Death Benefit	1.70%
Account Value Death Benefit	1.65%

i4LIFE® Advantage Select Guaranteed Income Benefit for Lincoln Market Select® Advantage or 4LATER® Select Advantage riders:[2]	Single Life	Joint Life
Guaranteed Maximum Annual Charge	2.25%	2.45%
Current Initial Annual Charge	1.25%	1.50%
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[1]	During the Access Period, the account fee will be deducted from your Contract Value on each contract anniversary, or upon surrender of the contract. The account fee will be waived if your Contract Value is $100,000 or more on the contract anniversary (or date of surrender). For contracts purchased prior to November 15, 2010, the account fee is $30. This account fee may be less in some states and will be waived after the fifteenth Contract Year, regardless of your Contract Value.
[2]	As an annualized percentage of the greater of the Income Base (associated with your Living Benefit Rider) or Account Value. This charge is deducted from Account Value on a quarterly basis and only on and after the effective date of i4LIFE® Advantage. In the event of an automatic step-up in the Guaranteed Income Benefit, the dollar amount of the charge will increase by a two part formula: 1) the charge will increase by the same percentage that the Guaranteed Income Benefit payment increases and 2) the dollar amount of the charge will also increase by the percentage increase, if any, to the current charge rate of your Living Benefit Rider. (The charge for your Living Benefit Rider continues to be a factor in determining the i4LIFE® Advantage Select Guaranteed Income Benefit charge.) See Charges and Other Deductions – i4LIFE® Advantage Guaranteed Income Benefit for Contractowners who transition from a Prior Rider for more information.
TABLE E
Expenses for i4LIFE® Advantage for Contractowners who Transition from 4LATER® Advantage
Annual Account Fee:[1]	$35

i4LIFE® Advantage with 4LATER® Advantage Guaranteed Income Benefit for Contractowners who transition from 4LATER® Advantage:[2]	Single/Joint Life
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
Guaranteed Maximum Charge	3.85%
Current Charge	3.00%
Guarantee of Principal Death Benefit
Guaranteed Maximum Charge	3.60%
Current Charge	2.75%
Account Value Death Benefit
Guaranteed Maximum Charge	3.55%
Current Charge	2.70%
[1]	During the Access Period, the account fee will be deducted from your Contract Value on each contract anniversary, or upon surrender of the contract. The account fee will be waived if your Contract Value is $100,000 or more on the contract anniversary (or date of surrender). For contracts purchased prior to November 15, 2010, the account fee is $30. This account fee may be less in some states and will be waived after the fifteenth Contract Year, regardless of your Contract Value.
[2]	As an annualized percentage of average Account Value, computed daily. This charge is assessed only on and after the effective date of the Guaranteed Income Benefit. The current annual charge rate for the Guaranteed Income Benefit is 0.65% of the Account Value with a guaranteed maximum charge rate of 1.50%. This charge is added to the i4LIFE® Advantage charges to comprise the total charges reflected. During the Lifetime Income Period, the Guaranteed Income Benefit charge rate is added to the i4LIFE® Advantage charge rate of 1.65%. The charge rate will change to the current charge rate in effect upon election of a new step-up period, not to exceed the guaranteed maximum charge rate. For riders purchased before January 20, 2009, the current annual charge rate will increase from 0.50% to 0.65% upon the next election to reset the Income Base. See Charges and Other Deductions – 4LATER® Advantage Guaranteed Income Benefit Charge for more information.

The next item shows the minimum and maximum total annual operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The expenses are for the year ended December 31, 2017, adjusted to reflect anticipated changes in fees and expenses, or, for new portfolios, are based on estimates for the current fiscal year. More detail concerning each fund's fees and expenses is contained in the prospectus for each fund.
	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.49%	2.01%
Total Annual Fund Operating Expenses (after contractual waivers/reimbursements*)	0.49%	1.66%
*Some of the funds have entered into contractual waiver or reimbursement arrangements that may reduce fund management and other fees and/or expenses during the period of the arrangement. These arrangements vary in length, but no arrangement will terminate before April 30, 2019. There can be no assurance that fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each fund prospectus, and they may not cover certain expenses such as extraordinary expenses. Certain of these arrangements may provide that amounts previously waived or reimbursed may be recovered in future years. See each fund prospectus for complete information regarding annual operating expenses and any waivers or reimbursements in effect for a particular fund.
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Certain underlying funds have reserved the right to impose fees when fund shares are redeemed within a specified period of time of purchase (“redemption fees”). As of the date of this prospectus, none have done so. See The Contracts - Market Timing for a discussion of redemption fees.
For information concerning compensation paid for the sale of the contracts, see Distribution of the Contracts.
EXAMPLES
The following Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contractowner transaction expenses, contract fees, separate account annual expenses, and fund fees and expenses. The Examples have been calculated using the fees and expenses of the funds prior to the application of any contractual waivers and/or reimbursements.
The first Example assumes you have purchased the Lincoln Long-Term CareSM Advantage rider and have elected either the Growth Benefit option or the Level Benefit option. The Example also assumes that you are age 69 (Growth Benefit option) or age 74 (Level Benefit option) and invest $10,000 in the contract for the time periods indicated. The Example assumes a 5% return each year, the maximum fees and expenses of any of the funds, election of the Optional Nonforfeiture provision, and that the EGMDB Death Benefit is in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1) If you surrender your contract at the end of the applicable time period:
	1 year	3 years	5 years	10 years
Growth Benefit Option	$684	$2,028	$3,343	$6,489
Level Benefit Option	$727	$2,153	$3,541	$6,841
2) If you annuitize or do not surrender your contract at the end of the applicable time period:
	1 year	3 years	5 years	10 years
Growth Benefit Option	$684	$2,028	$3,343	$6,489
Level Benefit Option	$727	$2,153	$3,541	$6,841
The next Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that the EGMDB Death Benefit and Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) at the guaranteed maximum charge are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1) If you surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$643	$1,955	$3,296	$6,741
2) If you annuitize or do not surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$643	$1,955	$3,296	$6,741
For more information, see Charges and Other Deductions in this prospectus, and the prospectuses for the funds. Premium taxes may also apply, although they do not appear in the examples. The examples do not reflect Persistency Credits. Different fees and expenses not reflected in the examples may be imposed during a period in which Annuity Payouts are made. See Annuity Payouts. These examples should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.
Summary of Common Questions
What kind of contract am I buying? This contract is an individual deferred flexible premium variable annuity contract between you and Lincoln Life. You may allocate your Purchase Payments to the VAA or to the fixed account. This prospectus primarily describes the variable side of the contract. This contract and certain riders, benefits, service features and enhancements may not be available in all states, and the charges may vary in certain states. All material state variations are discussed in this prospectus, however, non-material variations may not be discussed. You should refer to your contract regarding state-specific features. Please check with your registered representative regarding availability.
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What is the Variable Annuity Account (VAA)? It is a separate account we established under Indiana insurance law, and registered with the SEC as a unit investment trust. VAA assets are allocated to one or more Subaccounts, according to your investment choices. VAA assets are not chargeable with liabilities arising out of any other business which we may conduct. See Variable Annuity Account.
What are Asset Allocation Models? Asset allocation models are designed to assist you and your registered representative in deciding how to allocate your Purchase Payments among the various Subaccounts. Each model provides a diversified investment portfolio by combining different asset classes to help it reach its stated investment goal. See The Contracts – Asset Allocation Models.
What are Investment Requirements? If you elect a Living Benefit Rider (except i4LIFE® Advantage without Guaranteed Income Benefit), you will be subject to certain requirements for your Subaccount investments, which means you may be limited in how much you can invest in certain Subaccounts. Different Investment Requirements apply to different riders. See The Contracts – Investment Requirements.
What are my investment choices? You may allocate your Purchase Payments to the VAA or to the fixed account, if available. Based upon your instruction for Purchase Payments, the VAA applies your Purchase Payments to one or more of the Subaccounts, which, in turn, invest in a corresponding underlying fund. Each fund holds a portfolio of securities consistent with its investment policy. See Investments of the Variable Annuity Account – Description of the Funds.
Who invests my money? Several different investment advisers manage the investment options. See Investments of the Variable Annuity Account – Description of the Funds.
How does the contract work? If we approve your application, we will send you a contract. When you make Purchase Payments during the accumulation phase, you buy Accumulation Units on the variable side of the contract and accumulate additional Contract Value through any investments in the fixed account, if available. If you decide to receive an Annuity Payout, your Accumulation Units are converted to Annuity Units. Your Annuity Payouts will be based on the number of Annuity Units you receive and the value of each Annuity Unit on payout days. See The Contracts.
What charges do I pay under the contract? We apply a charge to the daily net asset value of the VAA that consists of a mortality and expense risk charge based on the Death Benefit you select. There is an administrative charge in addition to the mortality and expense risk charge. The charges for any riders applicable to your contract will also be deducted from your Contract Value or Account Value if i4LIFE® Advantage is elected. See Charges and Other Deductions.
We will deduct any applicable premium tax from Purchase Payments or Contract Value, unless the governmental entity dictates otherwise, at the time the tax is incurred or at another time we choose.
See Expense Tables and Charges and Other Deductions for information regarding additional fees and expenses that may be incurred.
The funds' investment management fees, expenses and expense limitations, if applicable, are more fully described in the prospectuses for the funds.
The surrender, withdrawal or transfer of value before the end of the applicable Guaranteed Period associated with any investments in the fixed account may be subject to the Interest Adjustment, if applicable. See Fixed Side of the Contract.
Charges may also be imposed during the regular income or Annuity Payout period, including i4LIFE® Advantage or withdrawals within the Maximum Annual Withdrawal Limit in Lincoln SmartSecurity® Advantage, if elected. See The Contracts and Annuity Payouts.
For information about the compensation we pay for sales of contracts, see The Contracts – Distribution of the Contracts.
Am I limited in the amount of Purchase Payments I can make into the contract? You may make Purchase Payments to the contract any time, prior to the Annuity Commencement Date, subject to certain restrictions. Purchase Payments totaling $2 million or more are subject to Home Office approval. This amount takes into consideration the total Purchase Payments for all variable annuity contracts issued by the Company (or its affiliates) (excluding Lincoln Investor Advantage® and Lincoln Level AdvantageSM contracts) for the same Contractowner, joint owner, and/or Annuitant. Upon providing advance written notice, we reserve the right to further limit, restrict, or suspend Purchase Payments made to the contract.
If you elect a Living Benefit Rider (other than any version of i4LIFE® Advantage Guaranteed Income Benefit or Lincoln Long-Term CareSM Advantage), after the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year. State variations may apply. Please check with your registered representative. If you elect any version of i4LIFE® Advantage Guaranteed Income Benefit, no additional Purchase Payments will be allowed at any time after the Periodic Income Commencement Date. If you elect i4LIFE® Advantage without Guaranteed Income Benefit, no additional Purchase Payments will be allowed after the Periodic Income Commencement Date for nonqualified contracts. If you elect the Lincoln Long-Term CareSM Advantage rider, no additional Purchase Payments can be made after 90 days from the contract date. For more information about these restrictions and limitations, see The Contracts – Purchase Payments.
What is a Persistency Credit? For contracts issued on or after November 14, 2011, a Persistency Credit of 0.10% of Contract Value less Purchase Payments that have been in the contract less than twelve years will be credited on a quarterly basis after the twelfth anniversary. For contracts issued on or after June 6, 2005 but prior to November 14, 2011 (or later in some states that have not
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approved the contract changes), a Persistency Credit of 0.10% of Contract Value less Purchase Payments that have been in the contract less than seven years will be credited on a quarterly basis after the seventh anniversary. See The Contracts – Persistency Credits.
How will my Annuity Payouts be calculated? If you decide to annuitize, you may select an annuity option and start receiving Annuity Payouts from your contract as a fixed option or variable option or a combination of both. See Annuity Payouts - Annuity Options. Remember that participants in the VAA benefit from any gain, and take a risk of any loss, in the value of the securities in the funds' portfolios, which would decrease the amount applied to any payout option and the related payments.
What happens if I die before I annuitize? The Death Benefit may be paid upon the death of either the Contractowner or the Annuitant. Upon the death of the Contractowner, your Beneficiary will receive Death Benefit proceeds based upon the Death Benefit you select. Your Beneficiary has options as to how the Death Benefit is paid. In the alternative, upon the death of the Annuitant the Contractowner may choose to receive a Death Benefit. See The Contracts – Death Benefit.
What happens if I die on or after the Annuity Commencement Date? Once you reach the Annuity Commencement Date, any applicable Death Benefit will terminate.
May I transfer Contract Value between variable options and between the variable and fixed sides of the contract? Yes, subject to certain restrictions. Generally, transfers made before the Annuity Commencement Date are restricted to no more than 12 per Contract Year. The minimum amount that can be transferred to the fixed account is $2,000 (unless the total amount in the Subaccounts is less than $2,000). If transferring funds from the fixed account to a Subaccount, you may only transfer up to 25% of the total value invested in the fixed account in any 12-month period. The minimum amount that may be transferred is $300. Transfers from the fixed account may be subject to an Interest Adjustment. If permitted by your contract, we may discontinue accepting transfers into the fixed side of the contract at any time. See The Contracts – Transfers On or Before the Annuity Commencement Date and Transfers After the Annuity Commencement Date. For further information, see also the Fixed Side of the Contract and Guaranteed Periods.
What are Living Benefit Riders? Living Benefit Riders are optional riders available to purchase for an additional fee. These riders provide different types of minimum guarantees if you meet certain conditions. These riders offer either a minimum withdrawal benefit (Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Market Select® Advantage, Lincoln Lifetime IncomeSM Advantage 2.0, Lincoln Lifetime IncomeSM Advantage and Lincoln SmartSecurity® Advantage) or a minimum Annuity Payout (4LATER® Select Advantage, 4LATER® Advantage (Managed Risk), 4LATER® Advantage and i4LIFE® Advantage with or without the Guaranteed Income Benefit). In addition, the Lincoln Long-Term CareSM Advantage (a qualified long-term care benefit rider) may be available under your contract. If you select a Living Benefit Rider, you will be subject to Investment Requirements (unless you elect i4LIFE® Advantage without Guaranteed Income Benefit). Excess Withdrawals may have adverse effects on the benefit (especially during times of poor investment performance), as they may result in a reduction or premature termination of those benefits or of those riders. If you are not certain how an Excess Withdrawal will reduce your future guaranteed amounts, you should contact either your registered representative or us prior to requesting a withdrawal to find out what, if any, impact the Excess Withdrawal will have on any guarantees under the Living Benefit Rider. Any guarantees under the contract that exceed your Contract Value are subject to our financial strength and claims-paying ability. We reserve the right to discontinue offering any of the Living Benefit Riders at any time upon advanced written notice to you. This means that there is a chance that you may not be able to elect these Living Benefit Riders in the future (unless you are guaranteed the right to elect i4LIFE® Advantage under the terms of your contract or i4LIFE® Advantage Guaranteed Income Benefit under the terms of another Living Benefit Rider). In addition, we may make different versions of the Living Benefit Riders available.
Which Living Benefit Riders are currently available? The riders that are currently available are: Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Market Select® Advantage, 4LATER® Select Advantage, i4LIFE® Advantage Select Guaranteed Income Benefit, i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) and i4LIFE® Advantage (without Guaranteed Income Benefit). See Living Benefit Riders later in this prospectus regarding limitations on the availability of these riders.
Can I transition from my Living Benefit Rider to i4LIFE® Advantage Guaranteed Income Benefit? Under the terms of certain Living Benefit Riders you are guaranteed the right to transition to the applicable version of i4LIFE® Advantage Guaranteed Income Benefit. Please refer to the section of this prospectus that discusses your Living Benefit Rider for more information on whether you are eligible to transition. You should consider electing i4LIFE® Advantage when you are ready to immediately start receiving i4LIFE® Advantage payments, whereas with your current Living Benefit Rider, you may defer taking withdrawals until a later date. When deciding whether to make this transition, you should consider that, depending on your age (and the age of your spouse under the joint life option) and selected features of i4LIFE® Advantage, i4LIFE® Advantage may provide a higher payout than the payouts from your current Living Benefit Rider. See i4LIFE® Advantage Guaranteed Income Benefit Transitions for a discussion of this transition.
May I surrender the contract or make a withdrawal? Yes, subject to contract requirements and to the restrictions of any qualified retirement plan for which the contract was purchased. A portion of surrender or withdrawal proceeds may be taxable. In addition, if you decide to take a distribution before age 59½, a 10% Internal Revenue Service (IRS) additional tax may apply. A surrender or a withdrawal also may be subject to 20% withholding. See The Contracts – Federal Tax Matters.
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Can I cancel this contract? Yes. You can cancel the contract within ten days (in some states longer) of the date you first receive the contract. You need to return the contract, postage prepaid, to our Home Office. In most states you assume the risk of any market drop on Purchase Payments you allocate to the variable side of the contract. See Return Privilege.
Condensed Financial Information
Appendix A and B to this prospectus provide more information about Accumulation Unit values.
Investment Results
At times, the VAA may compare its investment results to various unmanaged indices or other variable annuities in reports to shareholders, sales literature and advertisements. The results will be calculated on a total return basis for various periods. Total returns include the reinvestment of all distributions, which are reflected in changes in unit value. The money market Subaccount's yield is based upon investment performance over a 7-day period, which is then annualized.
There can be no assurance that a money market fund will be able to maintain a stable net asset value of $1.00 per share. During periods of low interest rates, the yield of a money market fund may become extremely low and possibly negative. In addition, if the yield of a Subaccount investing in a money market fund becomes negative, due in part to Contract fees and expenses, your Contract Value may decline. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The sponsor of a money market fund has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time. If, under SEC rules, a money market fund suspends payments of redemption proceeds, we will delay payment of any transfer, withdrawal, or benefit from a Subaccount investing in the money market fund until the fund resumes payment. If, under SEC rules, a money market fund institutes a liquidity fee, we may assess the fee against your Contract Value if a payment is made to you from a Subaccount investing in the money market fund.
The money market yield figure and annual performance of the Subaccounts are based on past performance and do not indicate or represent future performance.
The Lincoln National Life Insurance Company
The Lincoln National Life Insurance Company (Lincoln Life or Company), organized in 1905, is an Indiana-domiciled insurance company, engaged primarily in the direct issuance of life insurance contracts and annuities. Lincoln Life is wholly owned by Lincoln National Corporation (LNC), a publicly held insurance and financial services holding company incorporated in Indiana. Lincoln Life is obligated to pay all amounts promised to Contractowners under the contracts.
Depending on when you purchased your contract, you may be permitted to make allocations to the fixed account, which is part of our general account. See The Fixed Side of the Contract. In addition, any guarantees under the contract that exceed your Contract Value, such as those associated with Death Benefit options and Living Benefit Riders are paid from our general account (not the VAA). Therefore, any amounts that we may pay under the contract in excess of Contract Value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments.
We issue other types of insurance policies and financial products as well. In addition to any amounts we are obligated to pay in excess of Contract Value under the contracts, we also pay our obligations under these products from our assets in the general account. Moreover, unlike assets held in the VAA, the assets of the general account are subject to the general liabilities of the Company and, therefore, to the Company’s general creditors. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other Contractowner obligations.
The general account is not segregated or insulated from the claims of the insurance company’s creditors. Investors look to the financial strength of the insurance companies for these insurance guarantees. Therefore, guarantees provided by the insurance company as to benefits promised in the prospectus are subject to the claims paying ability of the insurance company and are subject to the risk that the insurance company may not be able to cover or may default on its obligations under those guarantees.
Our Financial Condition.  Among the laws and regulations applicable to us as an insurance company are those which regulate the investments we can make with assets held in our general account. In general, those laws and regulations determine the amount and type of investments which we can make with general account assets.
In addition, state insurance regulations require that insurance companies calculate and establish on their financial statements, a specified amount of reserves in order to meet the contractual obligations to pay the claims of our Contractowners. In order to meet our
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claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts to cover actual or expected contract and claims payments. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.
State insurance regulators also require insurance companies to maintain a minimum amount of capital in excess of liabilities, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on assets held in our general account, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value.
How to Obtain More Information.  We encourage both existing and prospective Contractowners to read and understand our financial statements. We prepare our financial statements on both a statutory basis and according to Generally Accepted Accounting Principles (GAAP). Our audited GAAP financial statements, as well as the financial statements of the VAA, are located in the SAI. If you would like a free copy of the SAI, please write to us at: PO Box 2348, Fort Wayne, IN 46801-2348, or call 1-888-868-2583. In addition, the SAI is available on the SEC’s website at http://www.sec.gov. You may obtain our audited statutory financial statements and any unaudited statutory financial statements that may be available by visiting our website at www.LincolnFinancial.com.
You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of an operating insurance company’s financial capacity to meet the obligations of its insurance and annuity contracts based on its financial strength and/or claims-paying ability. Additional information about rating agencies is included in the SAI.
Lincoln Financial Group is the marketing name for Lincoln National Corporation (NYSE:LNC) and its affiliates. Through its affiliates, Lincoln Financial Group offers annuities, life, group life and disability insurance, 401(k) and 403(b) plans, and comprehensive financial planning and advisory services.
Variable Annuity Account (VAA)
On November 3, 1997, the VAA was established as an insurance company separate account under Indiana law. It is registered with the SEC as a unit investment trust under the provisions of the Investment Company Act of 1940 (1940 Act). The VAA is a segregated investment account, meaning that its assets may not be charged with liabilities resulting from any other business that we may conduct. Income, gains and losses, whether realized or not, from assets allocated to the VAA are, in accordance with the applicable annuity contracts, credited to or charged against the VAA. They are credited or charged without regard to any other income, gains or losses of Lincoln Life. We are the issuer of the contracts and the obligations set forth in the contract, other than those of the Contractowner, are ours. The VAA satisfies the definition of a separate account under the federal securities laws. We do not guarantee the investment performance of the VAA. Any investment gain or loss depends on the investment performance of the funds. You assume the full investment risk for all amounts allocated to the VAA.
The VAA is used to support other annuity contracts offered by us in addition to the contracts described in this prospectus. The other annuity contracts supported by the VAA generally invest in the same funds as the contracts described in this prospectus. These other annuity contracts may have different charges that could affect the performance of their Subaccounts, and they offer different benefits.
Financial Statements
The December 31, 2017 financial statements of the VAA and the December 31, 2017 consolidated financial statements of Lincoln Life are located in the SAI. If you would like a free copy of the SAI, complete and mail the request on the last page of this prospectus, or call 1-888-868-2583.
Investments of the Variable Annuity Account
You decide the Subaccount(s) to which you allocate Purchase Payments. There is a separate Subaccount which corresponds to each class of each fund. You may change your allocation without penalty or charges. Shares of the funds will be sold at net asset value with no initial sales charge to the VAA in order to fund the contracts. The funds are required to redeem fund shares at net asset value upon our request.
Investment Advisers
As compensation for its services to the funds, each investment adviser for each fund receives a fee from the funds which is accrued daily and paid monthly. This fee is based on the net assets of each fund, as defined in the prospectuses for the funds.
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Certain Payments We Receive with Regard to the Funds
We (and/or our affiliates) incur expenses in promoting, marketing, and administering the contracts and the underlying funds. With respect to a fund, including affiliated funds, the adviser and/or distributor, or an affiliate thereof, may make payments to us (or an affiliate) for certain services we provide on behalf of the funds. Such services include, but are not limited to, recordkeeping; aggregating and processing purchase and redemption orders; providing Contractowners with statements showing their positions within the funds; processing dividend payments; providing subaccounting services for shares held by Contractowners; and forwarding shareholder communications, such as proxies, shareholder reports, dividend and tax notices, and printing and delivering prospectuses and updates to Contractowners. It is anticipated that such payments will be based on a percentage of assets of the particular fund attributable to the contracts along with certain other variable contracts issued or administered by us (or an affiliate). These percentages are negotiated and vary with each fund. Some advisers and/or distributors may pay us significantly more than other advisers and/or distributors and the amount we receive may be substantial. These percentages currently range up to 0.50%, and as of the date of this prospectus, we were receiving payments from most fund families. We (or our affiliates) may profit from these payments. These payments may be derived, in whole or in part, from the investment advisory fee deducted from fund assets. Contractowners, through their indirect investment in the funds, bear the costs of these investment advisory fees (see the funds' prospectuses for more information). Additionally, a fund's adviser and/or distributor or its affiliates may provide us with certain services that assist us in the distribution of the contracts and may pay us and/or certain affiliates amounts for marketing programs and sales support, as well as amounts to participate in training and sales meetings.
In addition to the payments described above, most of the funds offered as part of this contract make payments to us under their distribution plans (12b-1 plans) for the marketing and distribution of fund shares. The payment rates range up to 0.55% based on the amount of assets invested in those funds. Payments made out of the assets of the fund will reduce the amount of assets that otherwise would be available for investment, and will reduce the fund's investment return. The dollar amount of future asset-based fees is not predictable because these fees are a percentage of the fund's average net assets, which can fluctuate over time. If, however, the value of the fund goes up, then so would the payment to us (or our affiliates). Conversely, if the value of the funds goes down, payments to us or our affiliates would decrease.
Description of the Funds
Each of the Subaccounts of the VAA is invested solely in shares of one of the funds available under the contract. Each fund may be subject to certain investment policies and restrictions which may not be changed without a majority vote of shareholders of that fund.
We select the funds offered through the contract based on several factors, including, without limitation, asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, the capability and qualification of each sponsoring investment firm, and whether the fund is affiliated with us. Another factor we consider during the initial selection process is whether the fund or an affiliate of the fund will make payments to us or our affiliates. We may also consider the ability of the fund to help manage volatility and our risks associated with the guarantees we provide under the contract and under optional riders, especially the Living Benefit Riders. We review each fund periodically after it is selected. We reserve the right to remove a fund or restrict allocation of additional Purchase Payments to a fund if we determine the fund no longer meets one or more of the factors and/or if the fund has not attracted significant Contractowner assets. Finally, when we develop a variable annuity product in cooperation with a fund family or distributor (e.g., a “private label” product), we generally will include funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from our selection criteria.
Certain funds offered as part of this contract have similar investment objectives and policies to other portfolios managed by the adviser. The investment results of the funds, however, may be higher or lower than the other portfolios that are managed by the adviser or sub-adviser. There can be no assurance, and no representation is made, that the investment results of any of the funds will be comparable to the investment results of any other portfolio managed by the adviser or sub-adviser, if applicable.
Certain funds invest their assets in other funds. As a result, you will pay fees and expenses at both fund levels. This will reduce your investment return. These arrangements are referred to as funds of funds or master-feeder funds, which may have higher expenses than funds that invest directly in debt or equity securities. An advisor affiliated with us manages some of the available funds of funds. Our affiliates may promote the benefits of such funds to Contractowners and/or suggest that Contractowners consider whether allocating some or all of their Contract Value to such portfolios is consistent with their desired investment objectives. In doing so, we may be subject to conflicts of interest insofar as we may derive greater revenues from the affiliated fund of funds than certain other funds available to you under your contract.
Certain funds may employ risk management strategies to provide for downside protection during sharp downward movements in equity markets. These strategies could limit the upside participation of the fund in rising equity markets relative to other funds. The Death Benefits and Living Benefit Riders offered under the contract also provide protection in the event of a market downturn. Likewise, there are additional costs associated with the Death Benefits and Living Benefit Riders, which can limit the contract’s upside participation in the markets. Many of these funds are included in the Investment Requirements associated with the Living Benefit Riders. Risk management strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your Contract Value and, in turn, the value of
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any guaranteed benefit that is tied to investment performance. For more information on these funds and their risk management strategies, please see the Investment Requirements section of this prospectus. You should consult with your registered representative to determine which combination of investment choices and Death Benefit and/or Living Benefit Rider purchases (if any) are appropriate for you.
Following are brief summaries of the fund descriptions. More detailed information may be obtained from the current prospectus for each fund. You should read each fund prospectus carefully before investing. Prospectuses for each fund are available by contacting us. In addition, if you receive a summary prospectus for a fund, you may obtain a full statutory prospectus by referring to the contact information for the fund company on the cover page of the summary prospectus. Please be advised that there is no assurance that any of the funds will achieve their stated objectives.
AIM Variable Insurance Funds (Invesco Variable Insurance Funds), advised by Invesco Advisers, Inc.
•	Invesco V.I. American Franchise Fund (Series II Shares): Capital growth. This fund is not available in contracts issued on or after May 24, 2004.
•	Invesco V.I. Core Equity Fund (Series II Shares): Long-term growth of capital. This fund is not available in contracts issued on or after May 24, 2004.
•	Invesco V.I. Equally-Weighted S&P 500 Fund (Series II Shares): To seek to achieve a high level of total return on its assets through a combination of capital appreciation and current income.
•	Invesco V.I. International Growth Fund (Series II Shares): Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, advised by AllianceBernstein, L.P.
•	AB VPS Global Thematic Growth Portfolio (Class B): Long-term growth of capital.
•	AB VPS Large Cap Growth Portfolio (Class B): Long-term growth of capital. This fund is not available in contracts issued on or after June 6, 2005.
•	AB VPS Small/Mid Cap Value Portfolio (Class B): Long-term growth of capital.
ALPS Variable Investment Trust, advised by ALPS Advisors, Inc.
•	ALPS/Stadion Core ETF Portfolio (Class III): Seeks a balance between current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
American Century Variable Portfolios, Inc., advised by American Century Investment Management, Inc.
•	American Century VP Balanced Fund (Class II): Long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.
•	American Century VP Large Company Value Fund (Class II): Long-term capital growth. Income is a secondary objective.
American Funds Insurance Series®, advised by Capital Research and Management Company
•	American Funds Global Growth Fund (Class 2): Long-term growth of capital. This fund is not available in contracts issued on or after November 15, 2010.
•	American Funds Global Small Capitalization Fund (Class 2): Long-term capital growth. This fund is not available in contracts issued on or after November 15, 2010.
•	American Funds Growth Fund (Class 2): Growth of capital. This fund is not available in contracts issued on or after November 15, 2010.
•	American Funds Growth-Income Fund (Class 2): Long-term growth of capital and income. This fund is not available in contracts issued on or after November 15, 2010.
•	American Funds International Fund (Class 2): Long-term growth of capital. This fund is not available in contracts issued on or after November 15, 2010.
BlackRock Variable Series Funds, Inc., advised by BlackRock Advisors, LLC
•	BlackRock Global Allocation V.I. Fund (Class III): High total investment return.
Delaware VIP® Trust, advised by Delaware Management Company(1)
•	Delaware VIP® Diversified Income Series (Service Class): Maximum long-term total return consistent with reasonable risk.
•	Delaware VIP® Emerging Markets Series (Service Class): Long-term capital appreciation.
•	Delaware VIP® High Yield Series (Service Class): Total return and, as a secondary objective, high current income. This fund is not available in contracts issued on or after November 15, 2010.
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•	Delaware VIP® Limited-Term Diversified Income Series (Service Class): Maximum total return, consistent with reasonable risk.
•	Delaware VIP® REIT Series (Service Class): Maximum long-term total return, with capital appreciation as a secondary objective.
•	Delaware VIP® Small Cap Value Series (Service Class): Capital appreciation.
•	Delaware VIP® Smid Cap Core Series (Service Class): Long-term capital appreciation.
•	Delaware VIP® U.S. Growth Series (Service Class): Long-term capital appreciation.
•	Delaware VIP® Value Series (Service Class): Long-term capital appreciation.
Deutsche Variable Series II, advised by Deutsche Investment Management Americas, Inc.
•	Deutsche Alternative Asset Allocation VIP Portfolio (Class B): Capital appreciation; a fund of funds.
Fidelity® Variable Insurance Products, advised by Fidelity Management and Research Company
•	Fidelity® VIP Contrafund® Portfolio (Service Class 2): Long-term capital appreciation.
•	Fidelity® VIP FundsManager® 50% Portfolio (Service Class 2): High total return; a fund of funds.
•	Fidelity® VIP Growth Portfolio (Service Class 2): To achieve capital appreciation.
•	Fidelity® VIP Mid Cap Portfolio (Service Class 2): Long-term growth of capital.
First Trust Variable Insurance Trust, advised by First Trust Advisors, L.P.
•	First Trust/Dow Jones Dividend & Income Allocation Portfolio (Class I): To provide total return by allocating among dividend-paying stocks and investment grade bonds.
Franklin Templeton Variable Insurance Products Trust, advised by Franklin Advisers, Inc. for the Franklin Income VIP Fund and the Templeton Global Bond VIP Fund, and by Templeton Global Advisors Limited for the Templeton Growth VIP Fund, and by Franklin Mutual Advisers, LLC for the Franklin Mutual Shares VIP Fund.
•	Franklin Income VIP Fund (Class 2): To maximize income while maintaining prospects for capital appreciation.
•	Franklin Mutual Shares VIP Fund (Class 2): Capital appreciation; income is a secondary consideration.
•	Templeton Global Bond VIP Fund (Class 2): High current income consistent with preservation of capital; capital appreciation is a secondary objective.
•	Templeton Growth VIP Fund (Class 2): Long-term capital growth. This fund is not available in contracts issued on or after June 4, 2007.
Janus Henderson Series, advised by Janus Capital Management LLC
•	Janus Henderson Balanced Portfolio (Service Shares): Long-term capital growth, consistent with preservation of capital and balanced by current income.
This fund is not available in contracts issued on or after June 6, 2005.
•	Janus Henderson Enterprise Portfolio (Service Shares): Long-term growth of capital. This fund is not available in contracts issued on or after June 6, 2005.
•	Janus Henderson Global Research Portfolio (Service Shares): Long-term growth of capital. This fund is not available in contracts issued on or after May 24, 2004.
JPMorgan Insurance Trust, advised by J.P. Morgan Investment Management Inc.
•	JPMorgan Insurance Trust Core Bond Portfolio (Class 2): To maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.
•	JPMorgan Insurance Trust Global Allocation Portfolio (Class 2): Maximize long-term total return.
Legg Mason Partners Variable Equity Trust, advised by Legg Mason Partners Fund Advisor, LLC.
•	ClearBridge Variable Large Cap Growth Portfolio (Class II): Long-term growth of capital.
•	ClearBridge Variable Mid Cap Portfolio (Class II): Long-term growth of capital.
•	QS Variable Conservative Growth (Class II): Balance of growth of capital and income.
Lincoln Variable Insurance Products Trust, advised by Lincoln Investment Advisors Corporation.
•	LVIP American Century Select Mid Cap Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.
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•	LVIP American Global Growth Fund (Service Class II): Long-term growth of capital; a master-feeder fund. This fund is not available in contracts issued before November 15, 2010.
•	LVIP American Global Small Capitalization Fund (Service Class II): Long-term growth of capital; a master-feeder fund. This fund is not available in contracts issued before November 15, 2010.
•	LVIP American Growth Fund (Service Class II): Growth of capital; a master-feeder fund. This fund is not available in contracts issued before November 15, 2010.
•	LVIP American Growth-Income Fund (Service Class II): Long-term growth of capital and income; a master-feeder fund. This fund is not available in contracts issued before November 15, 2010.
•	LVIP American International Fund (Service Class II): Long-term growth of capital; a master-feeder fund. This fund is not available in contracts issued before November 15, 2010.
•	LVIP Baron Growth Opportunities Fund (Service Class): Capital appreciation.
•	LVIP BlackRock Dividend Value Managed Volatility Fund (Service Class): Reasonable income by investing primarily in income-producing equity securities.
•	LVIP BlackRock Global Allocation V.I. Managed Risk Fund (Service Class): Capital appreciation; a fund of funds.
•	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund (Service Class): A balance between current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP BlackRock Inflation Protected Bond Fund (Service Class): To maximize real return, consistent with preservation of real capital and prudent investment management.
•	LVIP BlackRock Scientific Allocation Fund (Service Class): Total return.
•	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund (Service Class): A balance between current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP Blended Core Equity Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.
•	LVIP Blended Large Cap Growth Managed Volatility Fund (Service Class): Long-term growth of capital in a manner consistent with the preservation of capital.
•	LVIP Blended Mid Cap Managed Volatility Fund (Service Class): Capital appreciation.
•	LVIP Clarion Global Real Estate Fund (Service Class): Total return through a combination of current income and long-term capital appreciation.
•	LVIP ClearBridge Large Cap Managed Volatility Fund (Service Class): Long-term capital appreciation; a fund of funds.
•	LVIP Delaware Bond Fund (Service Class)(1): Maximum current income (yield) consistent with a prudent investment strategy.
•	LVIP Delaware Diversified Floating Rate Fund (Service Class)(1): Total return.
•	LVIP Delaware Social Awareness Fund (Service Class)(1): To maximize long-term capital appreciation.
•	LVIP Delaware Special Opportunities Fund (Service Class)(1): To maximize long-term capital appreciation.
•	LVIP Delaware Wealth Builder Fund (Service Class)(1): To provide a responsible level of income and the potential for capital appreciation.
•	LVIP Dimensional International Core Equity Fund (Service Class): Long-term capital appreciation.
•	LVIP Dimensional International Equity Managed Volatility Fund (Service Class): Long-term capital appreciation; a fund of funds.
•	LVIP Dimensional U.S. Core Equity 1 Fund (Service Class): Long-term capital appreciation.
•	LVIP Dimensional U.S. Core Equity 2 Fund (Service Class): Long-term capital appreciation.
•	LVIP Dimensional U.S. Equity Managed Volatility Fund (Service Class): Long-term capital appreciation; a fund of funds.
•	LVIP Dimensional/Vanguard Total Bond Fund (Service Class): Total return consistent with the preservation of capital; a fund of funds.
•	LVIP Franklin Templeton Global Equity Managed Volatility Fund (Service Class): Long-term capital growth.
•	LVIP Franklin Templeton Multi-Asset Opportunities Fund (Service Class): Long-term growth of capital.
•	LVIP Franklin Templeton Value Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.
•	LVIP Global Conservative Allocation Managed Risk Fund (Service Class): A high level of current income with some consideration given to growth of capital; a fund of funds.
•	LVIP Global Growth Allocation Managed Risk Fund (Service Class): A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
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•	LVIP Global Income Fund (Service Class): Current income consistent with the preservation of capital.
•	LVIP Global Moderate Allocation Managed Risk Fund (Service Class): A balance between a high level of current income and growth of capital, with an emphasis on growth of capital; a fund of funds.
•	LVIP Goldman Sachs Income Builder Fund (Service Class): To seek a balance of current income and capital appreciation.
•	LVIP Government Money Market Fund (Service Class): Current income while (i) maintaining a stable value of your shares (providing stability of net asset value) and (ii) preserving the value of your initial investment (preservation of capital).
•	LVIP Invesco Diversified Equity-Income Managed Volatility Fund (Service Class): Capital appreciation and current income; a fund of funds.
•	LVIP Invesco Select Equity Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.
•	LVIP JPMorgan High Yield Fund (Service Class): A high level of current income; capital appreciation is the secondary objective.
•	LVIP JPMorgan Retirement Income Fund (Service Class): Current income and some capital appreciation.
•	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund (Service Class): Long-term capital appreciation.
•	LVIP MFS International Equity Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.
•	LVIP MFS International Growth Fund (Service Class): Long-term capital appreciation.
•	LVIP MFS Value Fund (Service Class): Capital appreciation.
•	LVIP Mondrian International Value Fund (Service Class): Long-term capital appreciation as measured by the change in the value of fund shares over a period of three years or longer.
•	LVIP Multi-Manager Global Equity Managed Volatility Fund (Service Class): Long-term growth of capital; a fund of funds.
•	LVIP PIMCO Low Duration Bond Fund (Service Class): To seek a high level of current income consistent with preservation of capital.
•	LVIP Select Core Equity Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.
•	LVIP SSGA Bond Index Fund (Service Class): To match as closely as practicable, before fees and expenses, the performance of the Barclays Capital U.S. Aggregate Index.
•	LVIP SSGA Conservative Index Allocation Fund (Service Class): A high level of current income, with some consideration given to growth of capital; a fund of funds.
•	LVIP SSGA Conservative Structured Allocation Fund (Service Class): A high level of current income, with some consideration given to growth of capital; a fund of funds.
•	LVIP SSGA Developed International 150 Fund (Service Class): To maximize long-term capital appreciation.
•	LVIP SSGA Emerging Markets 100 Fund (Service Class): To maximize long-term capital appreciation.
•	LVIP SSGA Global Tactical Allocation Managed Volatility Fund (Service Class): Long-term growth of capital; a fund of funds.
•	LVIP SSGA International Index Fund (Service Class): To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.
•	LVIP SSGA International Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.
•	LVIP SSGA Large Cap 100 Fund (Service Class): To maximize long-term capital appreciation.
•	LVIP SSGA Large Cap Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.
•	LVIP SSGA Mid-Cap Index Fund (Service Class): To seek to approximate as closely as practicable, before fees and expenses, the performance of a broad market index that emphasizes stocks of mid-sized U.S. companies.
•	LVIP SSGA Moderate Index Allocation Fund (Service Class): A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP SSGA Moderate Structured Allocation Fund (Service Class): A balance between a high level of current income and growth of capital, with an emphasis on growth of capital; a fund of funds.
•	LVIP SSGA Moderately Aggressive Index Allocation Fund (Service Class): A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP SSGA Moderately Aggressive Structured Allocation Fund (Service Class): A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP SSGA S&P 500 Index Fund (Service Class): To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.
•	LVIP SSGA Short-Term Bond Index Fund (Service Class): To provide investment results that, before fees and expenses,
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correspond generally to the price and yield performance of an index that tracks the short-term U.S. corporate bond market.
This fund will be available on or about May 21, 2018. Consult your registered representative.
•	LVIP SSGA Small-Cap Index Fund (Service Class): To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.
•	LVIP SSGA Small-Mid Cap 200 Fund (Service Class): To maximize long-term capital appreciation.
•	LVIP SSGA SMID Cap Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.
•	LVIP T. Rowe Price 2010 Fund (Service Class): The highest total return over time consistent with an emphasis on both capital growth and income; a fund of funds.
This fund is not available in contracts issued on or after June 30, 2009.
•	LVIP T. Rowe Price 2020 Fund (Service Class): The highest total return over time consistent with an emphasis on both capital growth and income; a fund of funds.
This fund is not available in contracts issued on or after June 30, 2009.
•	LVIP T. Rowe Price 2030 Fund (Service Class): The highest total return over time consistent with an emphasis on both capital growth and income; a fund of funds.
This fund is not available in contracts issued on or after June 30, 2009.
•	LVIP T. Rowe Price 2040 Fund (Service Class): The highest total return over time consistent with an emphasis on both capital growth and income; a fund of funds.
This fund is not available in contracts issued on or after June 30, 2009.
•	LVIP T. Rowe Price Growth Stock Fund (Service Class): Long-term capital growth.
•	LVIP T. Rowe Price Structured Mid-Cap Growth Fund (Service Class): To maximum capital appreciation.
•	LVIP U.S. Growth Allocation Managed Risk Fund (Service Class): High level of current income and growth of capital, with an emphasis on growth of capital; a fund of funds.
•	LVIP Vanguard Domestic Equity ETF Fund (Service Class): Long-term capital appreciation; a fund of funds.
•	LVIP Vanguard International Equity ETF Fund (Service Class): Long-term capital appreciation; a fund of funds.
•	LVIP Wellington Capital Growth Fund (Service Class): Capital growth.
•	LVIP Wellington Mid-Cap Value Fund (Service Class): Long-term capital appreciation.
•	LVIP Western Asset Core Bond Fund (Service Class): Maximize total return.
MFS® Variable Insurance Trust, advised by Massachusetts Financial Services Company
•	MFS® VIT Growth Series (Service Class): Capital appreciation.
•	MFS® VIT Total Return Series (Service Class): Total return.
•	MFS® VIT Utilities Series (Service Class): Total return.
MFS® Variable Insurance Trust II, advised by Massachusetts Financial Services Company
•	MFS® VIT II Core Equity Portfolio (Service Class): Capital appreciation. This fund is not available in contracts issued on or after June 6, 2005.
Neuberger Berman Advisers Management Trust, advised by Neuberger Berman Management, Inc.
•	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio (I Class): Growth of capital. This fund is not available in contracts issued on or after June 4, 2007.
PIMCO Variable Insurance Trust, advised by PIMCO
•	PIMCO VIT CommodityRealReturn® Strategy Portfolio (Advisor Class): Maximum real return, consistent with prudent investment management.
Putnam Variable Trust, advised by Putnam Investment Management, LLC
•	Putnam VT Equity Income Fund (Class IB): Capital growth and current income. This fund is only available for contracts issued prior to May 24, 2004.
•	Putnam VT George Putnam Balanced Fund (Class IB): Balanced investment composed of a well-diversified portfolio of stocks and bonds which produce both capital growth and current income.
•	Putnam VT Global Health Care Fund (Class IB): Capital appreciation. This fund is not available in contracts issued on or after May 24, 2004.
(1)	Investments in Delaware Investments VIP Series, Delaware Funds, LVIP Delaware Funds or Lincoln Life accounts managed by Delaware Investment Advisors, a
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series of Macquarie Investments Management Business Trust, are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46008 583 542 and its holding companies, including their subsidiaries or related companies, and are subject to investment risk, including possible delays in prepayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the series or funds or accounts, the repayment of capital from the series or funds or account, or any particular rate of return.
Fund Shares
We will purchase shares of the funds at net asset value and direct them to the appropriate Subaccounts of the VAA. We will redeem sufficient shares of the appropriate funds to pay Annuity Payouts, Death Benefits, surrender/withdrawal proceeds or for other purposes described in the contract. If you want to transfer all or part of your investment from one Subaccount to another, we may redeem shares held in the first Subaccount and purchase shares of the other. Redeemed shares are retired, but they may be reissued later.
Shares of the funds are not sold directly to the general public. They are sold to us, and may be sold to other insurance companies, for investment of the assets of the Subaccounts established by those insurance companies to fund variable annuity and variable life insurance contracts.
When a fund sells any of its shares both to variable annuity and to variable life insurance separate accounts, it is said to engage in mixed funding. When a fund sells any of its shares to separate accounts of unaffiliated life insurance companies, it is said to engage in shared funding.
The funds currently engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interest of various Contractowners participating in a fund could conflict. Each of the fund’s Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. The funds do not foresee any disadvantage to Contractowners arising out of mixed or shared funding. If such a conflict were to occur, one of the separate accounts might withdraw its investment in a fund. This might force a fund to sell portfolio securities at disadvantageous prices. See the prospectuses for the funds.
Reinvestment of Dividends and Capital Gain Distributions
All dividends and capital gain distributions of the funds are automatically reinvested in shares of the distributing funds at their net asset value on the date of distribution. Dividends are not paid out to Contractowners as additional units, but are reflected as changes in unit values.
Addition, Deletion or Substitution of Investments
We reserve the right, within the law, to make certain changes to the structure and operation of the VAA at our discretion and without your consent. We may add, delete, or substitute funds for all Contractowners or only for certain classes of Contractowners. New or substitute funds may have different fees and expenses, and may only be offered to certain classes of Contractowners.
Substitutions may be made with respect to existing investments or the investment of future Purchase Payments, or both. We may close Subaccounts to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion. The funds, which sell their shares to the Subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Subaccounts.
We may also:
•	remove, combine, or add Subaccounts and make the new Subaccounts available to you at our discretion;
•	transfer assets supporting the contracts from one Subaccount to another or from the VAA to another separate account;
•	combine the VAA with other separate accounts and/or create new separate accounts;
•	deregister the VAA under the 1940 Act; and
•	operate the VAA as a management investment company under the 1940 Act or as any other form permitted by law.
We may modify the provisions of the contracts to reflect changes to the Subaccounts and the VAA and to comply with applicable law. We will not make any changes without any necessary approval by the SEC. We will also provide you written notice.
Charges and Other Deductions
We will deduct the charges described below to cover our costs and expenses, services provided and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder.
Our administrative services include:
•	processing applications for and issuing the contracts;
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•	processing purchases and redemptions of fund shares as required (including dollar cost averaging, cross-reinvestment, portfolio rebalancing, and automatic withdrawal services – See Additional Services and the SAI for more information on these programs);
•	maintaining records;
•	administering Annuity Payouts;
•	furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);
•	reconciling and depositing cash receipts;
•	providing contract confirmations;
•	providing toll-free inquiry services; and
•	furnishing telephone and other electronic surrenders, withdrawals and fund transfer services.
The risks we assume include:
•	the risk that lifetime payments to individuals from Living Benefit Riders will exceed the Contract Value;
•	the risk that Death Benefits paid will exceed the actual Contract Value;
•	the risk that, if a Guaranteed Income Benefit rider is in effect, the required Regular Income Payments will exceed the Account Value;
•	the risk that Annuitants upon which Annuity Payouts are based live longer than we assumed when we calculated our guaranteed rates (these rates are incorporated in the contract and cannot be changed);
•	the risk that our costs in providing the services will exceed our revenues from contract charges (which we cannot change);
•	the risk that the payments of the Acceleration and Growth Benefit under the Lincoln Long-Term CareSM Advantage rider exceed the Contract Value;
•	the risk the Covered Life under the Lincoln Long-Term CareSM Advantage rider will live longer while receiving benefits than we assumed in the rate setting process (these rates may change subject to state insurance department approval); and
•	the risk that the actual number of claims under the Lincoln Long-Term CareSM Advantage rider exceeds the number of claims we assumed in the rate setting process (these rates may change subject to state insurance department approval).
The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the description of the charge. Any remaining expenses will be paid from our general account which may consist, among other things, of proceeds derived from mortality and expense risk charges deducted from the account. We may profit from one or more of the fees and charges deducted under the contract. We may use these profits for any corporate purpose, including financing the distribution of the contracts.
Deductions from the VAA
For the base contract, we apply to the average daily net asset value of the Subaccounts a charge which is equal to an annual rate of:
	Estate Enhancement Benefit Rider (EEB)	Enhanced Guaranteed Minimum Death Benefit (EGMDB)	Guarantee of Principal Death Benefit	Account Value Death Benefit
Mortality and expense risk charge	2.05%	1.85%	1.60%	1.55%
Administrative charge	0.10%	0.10%	0.10%	0.10%
Total annual charge for each Subaccount	2.15%	1.95%	1.70%	1.65%
For contracts purchased before June 6, 2005 (or later in those states that have not approved the contract changes), the total annual charge rates are as follows: EEB 1.85%; EGMDB 1.65%; Guarantee of Principal 1.55%; Account Value N/A.
Account Fee
During the accumulation period, we will deduct an account fee of $35 ($30 for contracts purchased prior to November 15, 2010) from the Contract Value on each contract anniversary to compensate us for the administrative services provided to you; this account fee will also be deducted from the Contract Value upon surrender. This fee may be lower in certain states, if required, and will be waived after the fifteenth Contract Year. The account fee will be waived for any contract with a Contract Value that is equal to or greater than $100,000 on the contract anniversary (or date of surrender).
Rider Charges
A fee or expense may also be deducted in connection with any benefits added to the contract by rider or endorsement. The deduction of a rider charge will be noted on your quarterly statement.
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Market Select® Advantage, and 4LATER® Select Advantage Charges. If you elect a Living Benefit Rider, there is a charge associated with that rider for as long as the rider is in effect.
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The charge rates for the riders listed above are:
	Current Initial Annual Charge Rate		Guaranteed Maximum Annual Charge Rate
	Single Life	Joint Life	Single Life	Joint Life
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) riders elected on or after May 21, 2018; Lincoln Market Select® Advantage; or 4LATER® Select Advantage	1.25% (0.3125% quarterly)	1.50% (0.3750% quarterly)	2.25%	2.45%
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) riders elected prior to May 21, 2018	1.05% (0.2625% quarterly)	1.25% (0.3125% quarterly)	2.00%	2.00%

A discussion of the charges for additional closed riders can be found in an Appendix to this prospectus.
The charge:
•	is based on the Income Base (initial Purchase Payment if purchased at contract issue, or Contract Value at the time of election) as increased for subsequent Purchase Payments, Automatic Annual Step-ups, Enhancements, and as decreased for Excess Withdrawals. (The Income Base is decreased by all withdrawals under 4LATER® Select Advantage.); and
•	may increase every Benefit Year upon an Automatic Annual Step-up or an Enhancement. (You may opt out of this increase – see details below.)
The charge will be deducted from the Contract Value on a quarterly basis. The first deduction of the charge will occur on the Valuation Date on or next following the three-month anniversary of the rider’s effective date. This deduction will be made in proportion to the value in each Subaccount and fixed account, if any, of the contract on the Valuation Date the rider charge is assessed. The amount we deduct will increase or decrease as the Income Base increases or decreases, because the charge is based on the Income Base. Refer to Living Benefit Riders for a discussion and example of the impact of the changes to the Income Base.
The charge rate can change each time there is an Automatic Annual Step-up. Since the Automatic Annual Step-up could increase your Income Base every Benefit Year (if all conditions are met), the charge rate could also increase every Benefit Year, but the rate will never exceed the stated guaranteed maximum annual charge rate. If your charge rate is increased, you may opt out of the Automatic Annual Step-up by giving us notice within 30 days after the Benefit Year anniversary if you do not want your rate to change. If you opt out of the step-up, the charge rate and the Income Base and Enhancement Base, if applicable, will return to the value they were immediately prior to the step-up, adjusted for any additional Purchase Payments or Excess Withdrawals (or all withdrawals under 4LATER® Select Advantage). This opt out will only apply for this particular Automatic Annual Step-up. You will need to notify us each time the charge rate increases if you want to opt out of subsequent Automatic Annual Step-ups.
The annual rider charge rate will increase to the then current rider charge rate not to exceed the guaranteed maximum annual charge rate, if after the first Benefit Year anniversary cumulative Purchase Payments added to the contract equal or exceed $100,000. You may not opt out of this rider charge rate increase. See Living Benefit Riders.
The following paragraph applies only to Contractowners who have elected the following:
•	all elections of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk);
•	elections of Lincoln Market Select® Advantage on and after April 2, 2018, subject to state approval;
•	elections of 4LATER® Select Advantage on and after June 11, 2018, subject to state approval.
An Enhancement to the Income Base (less Purchase Payments received in the preceding Benefit Year) occurs if a 10-year Enhancement Period is in effect (as described further in the Living Benefit Rider section). During the first ten Benefit Years, an increase in the Income Base as a result of the Enhancement will not cause an increase in the annual rider charge rate but will increase the dollar amount of the charge. After the tenth Benefit Year anniversary, if the Enhancement Period has renewed, the annual rider charge rate may increase each time the Income Base increases as a result of the Enhancement. Since the Enhancement could increase your Income Base each Benefit Year, your charge rate could increase each Benefit Year, but the charge rate will never exceed the stated
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guaranteed maximum annual charge rate. If your charge rate is increased, you may opt out of the Enhancement by giving us notice within 30 days after the Benefit Year anniversary if you do not want your charge rate to change. If you opt out of the Enhancement, the charge rate and the Income Base will return to the value they were immediately prior to the Enhancement, adjusted for additional Purchase Payments or Excess Withdrawals (or all withdrawals under 4LATER® Select Advantage), if any, and the Enhancement will not be applied. This opt out will only apply for this particular Enhancement. You will need to notify us each time thereafter (if an Enhancement would cause your charge rate to increase) if you do not want the Enhancement.
The charge will be discontinued upon termination of the rider. However, a portion of the rider charge, based on the number of days the rider was in effect that quarter, will be deducted upon termination of the rider (except for death), surrender of the contract, or the election of an Annuity Payout option, including i4LIFE® Advantage. If the Contract Value is reduced to zero, no further charge will be deducted.
i4LIFE® Advantage Charge. While this rider is in effect, there is a daily charge for i4LIFE® Advantage that is based on your Account Value. The initial Account Value is your Contract Value on the Valuation Date i4LIFE® Advantage becomes effective (or your initial Purchase Payment if i4LIFE® Advantage is purchased at contract issue), less any applicable premium taxes. During the Access Period, your Account Value on a Valuation Date equals the total value of all of the Contractowner's Accumulation Units plus the Contractowner's value in the fixed account, and will be reduced by Regular Income Payments and Guaranteed Income Benefit payments made, as well as any withdrawals.
The annual i4LIFE® Advantage charge rate during the Access Period is:
Enhanced Guaranteed Minimum Death Benefit (EGMDB)	2.35%
Guarantee of Principal Death Benefit	2.10%
Account Value Death Benefit	2.05%
During the Lifetime Income Period, the rate for all Death Benefit options is 1.65%. This rate consists of a mortality and expense risk charge, and an administrative charge (charges for the Guaranteed Income Benefit are not included and are listed below). These charge rates replace the Separate Account Annual Expenses for the base contract. If i4LIFE® Advantage is elected at the issue of the contract i4LIFE® Advantage and the charge will begin on the contract's effective date. Otherwise, i4LIFE® Advantage and the charge will begin on the Periodic Income Commencement Date which is the Valuation Date on which the Regular Income Payment is determined and the beginning of the Access Period. Refer to the i4LIFE® Advantage section for explanations of the Account Value, the Access Period, the Lifetime Income Period, and the Periodic Income Commencement Date.
i4LIFE® Advantage Guaranteed Income Benefit Charge. A current annual charge rate of 0.95% (1.15% for joint life option) of the Account Value applies to Select Guaranteed Income Benefit riders and to Guaranteed Income Benefit (Managed Risk) riders elected on or after May 21, 2018. This charge rate is added to the i4LIFE® Advantage charge for a total current charge rate of the Account Value, computed daily as follows:
	Single Life	Joint Life
Enhanced Guaranteed Minimum Death Benefit (EGMDB)	3.30%	3.50%
Guarantee of Principal Death Benefit	3.05%	3.25%
Account Value Death Benefit	3.00%	3.20%
These charge rates replace the Separate Account Annual Expenses for the base contract.
Guaranteed Income Benefit (Managed Risk) riders elected prior to May 21, 2018, and Guaranteed Income Benefit (version 4) riders are each subject to a current annual charge rate of 0.65% (0.85% for joint life option) of the Account Value (0.50% for versions 1, 2 and 3 single and joint life options), which is added to the i4LIFE® Advantage charge rate for a total current charge rate of the Account Value, computed daily as follows:
	Single Life	Joint Life
Enhanced Guaranteed Minimum Death Benefit (EGMDB)	3.00%	3.20%
	(2.85% for version 1, 2 and 3)	(2.85% for version 1, 2 and 3)
Guarantee of Principal Death Benefit	2.75%	2.95%
	(2.60% for version 1, 2 and 3)	(2.60% for version 1, 2 and 3)
Account Value Death Benefit	2.70%	2.90%
	(2.55% for version 1, 2 and 3)	(2.55% for version 1, 2 and 3)

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These charge rates replace the Separate Account Annual Expenses for the base contract.
Purchasers of any version of Lincoln Lifetime IncomeSM Advantage 2.0, Lincoln Market Select® Advantage, 4LATER® Select Advantage or 4LATER® Advantage (Managed Risk) may have different charges for i4LIFE® Advantage Guaranteed Income Benefit. See i4LIFE® Advantage Guaranteed Income Benefit Charge for Contractowners who transition from a Prior Rider below.
The Guaranteed Income Benefit annual charge rate will not change unless there is an automatic step-up of the Guaranteed Income Benefit or you elect an additional step-up period (version 2 and version 3) during which the Guaranteed Income Benefit is stepped-up to 75% of the current Regular Income Payment (described later in the i4LIFE® Advantage section of this prospectus). At the time of the step-up, the Guaranteed Income Benefit charge rate will change to the current charge rate in effect at that time (if the current charge rate has changed) up to the guaranteed maximum annual charge rate of:
	Single Life	Joint Life
Select Guaranteed Income Benefit; and Guaranteed Income Benefit (Managed Risk) riders elected on or after May 21, 2018	2.25%	2.45%
Guaranteed Income Benefit (Managed Risk) riders elected prior to May 21, 2018; and Guaranteed Income Benefit (version 4)	2.00%	2.00%
Guaranteed Income Benefit (version 2 and 3)	1.50%	1.50%
If we automatically administer the step-up for Select Guaranteed Income Benefit, Guaranteed Income Benefit (Managed Risk and version 4) or step-up period election (versions 2 or 3) for you and your charge rate is increased, you may ask us to reverse the step-up or the step-up period election by giving us notice within 30 days after the date on which the step-up or the step-up period election occurred. If we receive notice of your request to reverse the step-up, on a going forward basis, we will decrease the charge rate to the charge rate in effect before the step-up or the step-up period election occurred. Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. For version 2 and version 3, you will have no more step-ups unless you notify us that you wish to start a new step-up period (described in the i4LIFE® Advantage section of this prospectus). For Select Guaranteed Income Benefit and Guaranteed Income Benefit (Managed Risk and version 4), future step-ups will continue even after you decline a current step-up. We will provide you with written notice when a step-up will result in an increase to the current charge rate so that you may give us timely notice if you wish to reverse a step-up. Version 1 does not step-up; therefore the charge does not change.
After the Periodic Income Commencement Date, if the Guaranteed Income Benefit is terminated, the Guaranteed Income Benefit annual charge will also terminate, but the i4LIFE® Advantage charge will continue.
i4LIFE® Advantage Guaranteed Income Benefit Charge for Contractowners who transition from a Prior Rider. If you have elected Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Market Select® Advantage or 4LATER® Select Advantage (“Prior Rider”), you may carry over certain features of that Prior Rider to transition to the applicable version of i4LIFE® Advantage Guaranteed Income Benefit. If you make this transition, your current charge rate of the Prior Rider will be the initial charge rate for your i4LIFE® Advantage Guaranteed Income Benefit rider.
This section applies to all of the transitions listed in the following chart. The charges and calculations described earlier in the i4LIFE® Advantage Guaranteed Income Benefit Charge section will not apply. If you are transitioning to i4LIFE® Advantage Guaranteed Income Benefit from a closed rider, see Appendix C for a discussion of the charges.
If your Prior Rider is...	you will transition to...	and the current initial charge rate for your Guaranteed Income Benefit rider is…
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) riders elected on or after May 21, 2018	i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk)	1.25% (0.3125% quarterly) single life option 1.50% (0.3750% quarterly) joint life option
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) riders elected prior to May 21, 2018	i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk)	1.05% (0.2625% quarterly) single life option 1.25% (0.3125% quarterly) joint life option
Lincoln Market Select® Advantage; or 4LATER® Select Advantage	i4LIFE® Advantage Select Guaranteed Income Benefit	1.25% (0.3125% quarterly) single life option 1.50% (0.3750% quarterly) joint life option
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The initial charge is a percentage of the greater of the Income Base from the Prior Rider or the Account Value. The charge for i4LIFE® Advantage Guaranteed Income Benefit is deducted quarterly, starting with the first three-month anniversary of the effective date of i4LIFE® Advantage and every three months thereafter. The total Separate Account Annual Expense charge for the Death Benefit you have elected on your base contract also applies: 1.95% for the EGMDB, 1.70% for the Guarantee of Principal Death Benefit and 1.65% for the Account Value Death Benefit. Contractowners are guaranteed that in the future the guaranteed maximum charge rate for i4LIFE® Advantage Guaranteed Income Benefit will be the guaranteed maximum charge rate that was in effect at the time they purchased the Prior Rider.
The charge will not change unless there is an automatic step-up of the Guaranteed Income Benefit (described in the i4LIFE® Advantage section of this prospectus). At such time, the dollar amount of the charge will increase by a two part formula: 1) the charge will increase by the same percentage that the Guaranteed Income Benefit payment increased and 2) the charge will also increase by the percentage of any increase to the Prior Rider current charge rate. (The Prior Rider charge rate continues to be used as a factor in determining the i4LIFE® Advantage Guaranteed Income Benefit charge.) This means that the charge may change annually. The charge may also be reduced if a withdrawal above the Regular Income Payment is taken. The dollar amount of the rider charge will be reduced in the same proportion that the withdrawal reduced the Account Value. The annual dollar amount is divided by four (4) to determine the quarterly charge.
The following example is intended to show how the initial i4LIFE® Advantage Guaranteed Income Benefit charge for purchasers of a Prior Rider could be calculated for a representative male Contractowner, as well as the impact to the charge due to increases to the Guaranteed Income Benefit and the Prior Rider charge rate. For illustration purposes, we will assume that the example is a nonqualified contract and the initial Guaranteed Income Benefit is set at 4% of the Income Base based upon the Contractowner’s age (see Guaranteed Income Benefit for a more detailed description). The example also assumes that the current charge rate for the Prior Rider is 1.25% (single life option). The first example demonstrates how the initial charge may be determined for an existing contract with an Account Value and Income Base. This calculation method applies to the purchase of any Prior Rider, except the initial Guaranteed Income Benefit rates and charges may vary, as set forth in the Guaranteed Income Benefit description later in this prospectus. The charges and rates shown here may be different from those that apply to your contract. The calculation of the charge for your contract will be based on the specific factors applicable to your contract.
1/1/17 Initial i4LIFE® Advantage Account Value	$100,000
1/1/17 Income Base as of the last Valuation Date under the Prior Rider	$125,000
1/1/17 Initial Annual Charge for i4LIFE® Advantage Guaranteed Income Benefit ($125,000 x 1.25%). The current charge for the Prior Rider is assessed against the Income Base since it is larger than the Account Value	$1,562.50
1/2/17 Amount of initial i4LIFE® Advantage Regular Income Payment (an example of how the Regular Income Payment is calculated is shown in the SAI)	$5,173
1/2/17 Initial Guaranteed Income Benefit (4% x $125,000 Income Base)	$5,000
The next example shows how the charge will increase if the Guaranteed Income Benefit is stepped up to 75% of the Regular Income Payment.
1/2/18 Recalculated Regular Income Payment (due to market gain in Account Value)	$6,900
1/2/18 New Guaranteed Income Benefit (75% x $6,900 Regular Income Payment)	$5,175
1/2/18 Annual Charge for i4LIFE® Advantage Guaranteed Income Benefit ($1,562.50 x ($5,175/$5,000)) Prior charge x [ratio of increased Guaranteed Income Benefit to prior Guaranteed Income Benefit]	$1,617.19
Continuing the above example:
1/2/18 Annual Charge for i4LIFE® Advantage Guaranteed Income Benefit	$1,617.19
1/2/19 Recalculated Regular Income Payment (due to Account Value increase)	$7,400
1/2/19 New Guaranteed Income Benefit (75% x $7,400 Regular Income Payment)	$5,550
Assume the Prior Rider charge rate increases from 1.25% to 1.35%.
1/2/19 Annual Charge for i4LIFE® Advantage Guaranteed Income Benefit ($1,617.19 x ($5,550/$5,175) x (1.35%/1.25%))	$1,873.13
The new annual charge for i4LIFE® Advantage Guaranteed Income Benefit is $1,873.13, which is equal to the current annual charge of $1,617.19 multiplied by the percentage increase of the Guaranteed Income Benefit ($5,550/$5,175) and then multiplied by the percentage increase to the Prior Rider current charge rate (1.35%/1.25%).
If the charge rate of your Prior Rider is increased, we will notify you in writing. You may contact us in writing or at the telephone number listed on the first page of this prospectus to reverse the step-up within 30 days after the date on which the step-up occurred. If we
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receive this notice, we will decrease the charge rate, on a going forward basis, to the charge rate in effect before the step-up occurred. Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. If the Guaranteed Income Benefit increased due to the step-up we would decrease the Guaranteed Income Benefit to the Guaranteed Income Benefit in effect before the step-up occurred, reduced by any additional withdrawals. Future step-ups as described in the rider would continue.
After the Periodic Income Commencement Date, if the Guaranteed Income Benefit is terminated, i4LIFE® Advantage will also be terminated and the i4LIFE® Advantage Guaranteed Income Benefit charge will cease. A portion of the i4LIFE® Advantage Guaranteed Income Benefit charge, based on the number of days the rider was in effect that quarter, will be deducted upon termination of the rider.
Lincoln Long-Term CareSM Advantage (LTC Rider) Charge. While the LTC rider is in effect, there is a charge for the LTC Rider (“LTC Charge”) that is deducted from the Contract Value on a quarterly basis. The LTC Charge will consist of the sum of three charges:
•	the Acceleration Benefit Charge,
•	the Extension Benefit Charge, and
•	the Optional Nonforfeiture Benefit Charge (if elected).
The first deduction will occur on the business day on or next following the three-month contract anniversary and will be deducted every three months thereafter. This deduction will be made proportionately from the Contract Value in the Subaccounts, the fixed account for use with dollar-cost averaging and the LTC Fixed Account until the Contract Value is reduced to zero. Deductions from the Subaccounts and the fixed accounts will be made in proportion to the value in each Subaccount and fixed account. A proportional LTC Charge will be deducted upon termination of the LTC Rider, upon commencement of Annuity Payouts and upon contract surrender. A proportional LTC Charge will not be deducted if the LTC Rider is terminated due to death.
Acceleration Benefit Charge
The Acceleration Benefit Charge has a guaranteed maximum annual charge rate of 1.50% of the LTC Guaranteed Amount. The current annual charge rate is 0.50% of the LTC Guaranteed Amount under the Growth Benefit option and 0.35% of the LTC Guaranteed Amount under the Level Benefit option. The annual charge rate may change at any time and will never exceed the guaranteed maximum annual charge rate of 1.50% of the LTC Guaranteed Amount. We will give you a minimum of 30 days written notice of our intent to raise the current annual charge rate. Any increase to the annual charge rate will be applied on the next quarterly deduction following the effective date of the annual charge rate change. Any change to the annual charge rate will be the same for all Contractowners in the same class on a nondiscriminatory manner. The Acceleration Benefit Charge annual charge rate for the Growth Benefit option will not change to the annual charge rate for the Level Benefit after you terminate the automatic step-ups.
The LTC Charge will be higher if you choose the Growth Benefit option because the Acceleration Benefit Charge annual charge rate is higher for the Growth Benefit option than it is for the Level Benefit option and the LTC Guaranteed Amount against which the Acceleration Benefit Charge annual charge rate is assessed may be higher due to automatic step-ups.
The Acceleration Benefit Charge is calculated by multiplying the LTC Guaranteed Amount as of the date on which the charge is deducted by ¼ of the Acceleration Benefit Charge annual charge rate. With the Level Benefit option, the Acceleration Benefit Charge will decrease as the LTC Guaranteed Amount is reduced by Acceleration Benefit payments or Excess Withdrawals. With the Growth Benefit option, the Acceleration Benefit Charge will increase or decrease as the LTC Guaranteed Amount increases by automatic step-ups or is reduced by Acceleration Benefit payments, Growth Benefit payments or Excess Withdrawals. The Acceleration Benefit Charge will be deducted until the LTC Guaranteed Amount is reduced to zero or there is no Contract Value remaining, whichever occurs first.
Extension Benefit Charge
The Extension Benefit Charge does not have a guaranteed maximum annual charge rate and may change at any time. The current Extension Benefit Charge annual charge rates range as set forth in the charts below. The initial Extension Benefit Charge annual charge rate will be stated on the Specifications page of your LTC Rider. We will give you a minimum of 30 days written notice of our intent to raise the current Extension Benefit Charge annual charge rate. Any increase to the current Extension Benefit Charge annual charge rate will be applied on the next quarterly deduction following the effective date of the annual charge rate change. Any change to the current Extension Benefit Charge annual charge rate will be subject to prior regulatory approval and will be the same for all Contractowners in the same class on a nondiscriminatory manner. If the current Extension Benefit Charge annual charge rate is increased to an amount greater than a specified percentage of the initial current Extension Benefit Charge annual charge rate, you may cancel the LTC Rider and receive the Contingent Nonforfeiture Benefit. See Determining LTC Benefits – Nonforfeiture Benefit for more information.
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Extension Benefit Charge: 50% Benefit for Assisted Living Services
States: AK, AL, AR, AZ, DC, DE, GA, IA, KY, LA, MD, ME, MI, MO, MS, MT, NC, ND, NE, NM, OK, OR, RI, SC, SD, WV, WY
Age on Contract Date	Extension Benefit Charge
45-49	0.26%
50-54	0.30%
55-59	0.32%
60-64	0.38%
65-69	0.50%
70-74	0.68%
Extension Benefit Charge: 100% Benefit for Assisted Living Services
All other states
Age on Contract Date	Extension Benefit Charge
45-49	0.28%
50-54	0.32%
55-59	0.36%
60-64	0.40%
65-69	0.54%
70-74	0.76%
The Extension Benefit Charge is calculated by multiplying the Extension Benefit as of the date on which the charge is deducted multiplied by ¼ of the Extension Benefit Charge annual charge rate as of the date on which the charge is deducted. On the contract date, the Extension Benefit will be double the Acceleration Benefit. The Extension Benefit Charge will increase as the Extension Benefit increases sue to Purchase Payments made within the first 90 days. The Extension Benefit Charge will decrease as the Extension Benefit is reduced by Extension Benefit payments or Excess Withdrawals. The Extension Benefit Charge will be deducted until the Extension Benefit is reduced to zero or there is no Contract Value remaining, whichever occurs first. The Extension Benefit Charge annual charge rate is based upon your age as of the contract date.
Optional Nonforfeiture Benefit Charge
The Optional Nonforfeiture Benefit Charge does not have a guaranteed maximum annual percentage rate and may change at any time. The current Optional Nonforfeiture Benefit Charge annual charge rates range as set forth in the charts below. The initial Optional Nonforfeiture Benefit Charge annual charge rate will be stated on the specifications page of your LTC rider. We will give you a minimum of 30 days written notice of our intent to raise the current Optional Nonforfeiture Benefit Charge annual charge rate. Any increase to the current Optional Nonforfeiture Benefit Charge annual charge rate will be applied on the next quarterly deduction following the effective date of the annual charge rate change. Any change to the current Optional Nonforfeiture Benefit Charge annual charge rate will be subject to prior regulatory approval and will be the same for all Contractowners in the same class on a nondiscriminatory manner. If the current Optional Nonforfeiture Benefit Charge annual charge rate is increased to an amount greater than a specified percentage of the initial current Optional Nonforfeiture Benefit Charge annual charge rate, you may cancel the LTC Rider and receive the Contingent Nonforfeiture Benefit. See Determining LTC Benefits – Nonforfeiture Benefit for more information.
Optional Nonforfeiture Benefit Charge: 50% Benefit for Assisted Living Services
States: AK, AL, AR, AZ, DC, DE, GA, IA, KY, LA, MD, ME, MI, MO, MS, MT, NC, ND, NE, NM, OK, OR, RI, SC, SD, WV, WY
Age on Contract Date	Optional Nonforfeiture Benefit Charge
45-49	0.04%
50-54	0.05%
55-59	0.05%
60-64	0.06%
65-69	0.08%
70-74	0.11%
Optional Nonforfeiture Benefit Charge: 100% Benefit for Assisted Living Services
All other states
Age on Contract Date	Optional Nonforfeiture Benefit Charge
45-49	0.05%
50-54	0.05%
55-59	0.06%
60-64	0.06%
65-69	0.09%
70-74	0.12%
The Optional Nonforfeiture Benefit Charge is calculated by multiplying the Extension Benefit as of the date on which the charge is deducted multiplied by ¼ of the Optional Nonforfeiture Benefit Charge annual charge rate as of the date on which the charge is deducted. On the contract date, the Extension Benefit will be double the Acceleration Benefit. The Optional Nonforfeiture Benefit Charge will increase as the Extension Benefit increases due to Purchase Payments made within the first 90 days after the contract date. The Optional Nonforfeiture Benefit Charge will decrease as the Extension Benefit is reduced by Extension Benefit payments or Excess Withdrawals. The Optional Nonforfeiture Benefit Charge will be deducted until the Extension Benefit is reduced to zero or there is no Contract Value remaining, whichever occurs first. The Optional Nonforfeiture Benefit Charge annual charge rate is based upon your age as of the contract date.
Example: The following example illustrates the calculation of the LTC Benefit Charge for a 60 year old who lives in Georgia. The example assumes the Level Benefit option and the Optional Nonforfeiture Benefit have been chosen.
Acceleration Benefit:	$100,000
LTC Guaranteed Amount:	$100,000
Extension Benefit:	$200,000
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Acceleration Benefit Charge Annual Charge Rate:	0.35%
Extension Benefit Charge Annual Charge Rate:	0.38%
Optional Nonforfeiture Benefit Charge Annual Percentage Rate:	0.06%
LTC Charge (Annual)*:	$1,230
* $350 Acceleration Benefit Charge (0.35% x $100,000 LTC Guaranteed Amount) + $760 Extension Benefit Charge (0.38% x $200,000 Extension Benefit) + $120 Optional Nonforfeiture Charge (0.06% x $200,000 Extension Benefit) = $1,230 annual LTC Charge

Example: The following example illustrates the calculation of the LTC Benefit Charge for a 60 year old who lives in Georgia. The example assumes the Growth Benefit option and the Optional Nonforfeiture Benefit have been chosen.
Acceleration Benefit:	$100,000
LTC Guaranteed Amount:	$100,000
Extension Benefit:	$200,000
Growth Benefit:	$0
Acceleration Benefit Charge Annual Charge Rate:	0.50%
Extension Benefit Charge Annual Charge Rate:	0.38%
Optional Nonforfeiture Benefit Charge Annual Percentage Rate:	0.06%
LTC Charge (Annual)*:	$1,380
*$500 Acceleration Benefit Charge (0.50% x $100,000 LTC Guaranteed Amount) + $760 Extension Benefit Charge (0.38% x $200,000 Extension Benefit) + $120 Optional Nonforfeiture Benefit Charge (0.06% x $200,000 Extension Benefit)= $1,380 annual LTC Charge
Deductions for Premium Taxes
Any premium tax or other tax levied by any governmental entity as a result of the existence of the contracts or the VAA will be deducted from the Contract Value, unless the governmental entity dictates otherwise, when incurred, or at another time of our choosing.
The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium tax rates generally depend upon the law of your state of residence. The tax rates range from zero to 5%.
Other Charges and Deductions
The surrender, withdrawal or transfer of value during a Guaranteed Period may be subject to the Interest Adjustment, if applicable. See Fixed Side of the Contract.
The mortality and expense risk and administrative charge of 1.40% of the value in the VAA will be assessed on all variable Annuity Payouts (except for i4LIFE® Advantage or withdrawals within the Maximum Annual Withdrawal Limit in Lincoln SmartSecurity® Advantage, which has a different charge), including options that may be offered that do not have a life contingency and therefore no mortality risk. This charge covers the expense risk and administrative services listed previously in this prospectus. The expense risk is the risk that our costs in providing the services will exceed our revenues from contract charges.
There are additional deductions from and expenses paid out of the assets of the underlying funds that are more fully described in the prospectuses for the funds. Among these deductions and expenses are 12b-1 fees which reimburse us or an affiliate for certain expenses incurred in connection with certain administrative and distribution support services provided to the funds.
Additional Information
The charges described previously may be reduced or eliminated for any particular contract. However, these reductions may be available only to the extent that we anticipate lower distribution and/or administrative expenses, or that we perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges, or when required by law. Lower distribution and administrative expenses may be the result of economies associated with:
•	the use of mass enrollment procedures,
•	the performance of administrative or sales functions by the employer,
•	the use by an employer of automated techniques in submitting deposits or information related to deposits on behalf of its employees, or
•	any other circumstances which reduce distribution or administrative expenses.
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The exact amount of charges and fees applicable to a particular contract will be stated in that contract.
The Contracts
Purchase of Contracts
If you wish to purchase a contract, you must apply for it through a registered representative authorized by us. Certain broker-dealers may not offer all of the features discussed in this prospectus. The completed application is sent to us and we decide whether to accept or reject it. If the application is accepted, a contract is prepared and executed by our legally authorized officers. The contract is then sent to you either directly or through your registered representative. See Distribution of the Contracts. The purchase of multiple contracts with identical Contractowners, Annuitants and Beneficiaries will be allowed only upon Home Office approval.
When a completed application and all other information necessary for processing a purchase order is received in Good Order at our Home Office, an initial Purchase Payment will be priced no later than two business days after we receive the order. If you submit your application and/or initial Purchase Payment to your agent, we will not begin processing your purchase order until we receive the application and initial Purchase Payment from your agent’s broker-dealer. While attempting to finish an incomplete application, we may hold the initial Purchase Payment for no more than five business days unless we receive your consent to our retaining the payment until the application is completed. If the incomplete application cannot be completed within those five days and we have not received your consent, you will be informed of the reasons, and the Purchase Payment will be returned immediately. Once the application is complete, we will allocate your initial Purchase Payment within two business days.
Who Can Invest
To apply for a contract, you must be of legal age in a state where the contracts may be lawfully sold and also be eligible to participate in any of the qualified and nonqualified plans for which the contracts are designed. At the time of issue, the Contractowner, joint owner and Annuitant must be under age 86 (or for nonqualifed contracts only, under age 91, if i4LIFE® Advantage with Account Value Death Benefit is elected, subject to additional terms and limitations and Home Office approval). Certain Death Benefit options may not be available at all ages. Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account in an effort to help the government fight the funding of terrorism and money laundering activities. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask to see your driver's license, photo i.d. or other identifying documents.
In accordance with anti-money laundering laws and federal economic sanction policy, the Company may be required in a given instance to reject a Purchase Payment and/or freeze a Contractowner’s account. This means we could refuse to honor requests for transfers, withdrawals, surrenders or Death Benefits. Once frozen, monies would be moved from the VAA to an interest-bearing account maintained solely for the Contractowner, and held in that account until instructions are received from the appropriate regulator.
Do not purchase this contract if you plan to use it, or any of its riders, for speculation, arbitrage, viatical arrangement, or other similar investment scheme. The contract may not be resold, traded on any stock exchange, or sold on any secondary market.
If you are purchasing the contract through a tax-favored arrangement, including traditional IRAs and Roth IRAs, you should consider carefully the costs and benefits of the contract (including annuity income benefits) before purchasing the contract, since the tax-favored arrangement itself provides tax-deferred growth.
Replacement of Existing Insurance
Careful consideration should be given prior to surrendering or withdrawing money from an existing insurance contract to purchase a contract described in this prospectus. Surrender charges may be imposed on your existing contract. The benefits offered under this contract may be less favorable or more favorable than the benefits offered under your current contract. It also may have different charges. You should also consult with your registered representative and/or your tax advisor prior to making an exchange. Cash surrenders from an existing contract may be subject to tax and tax penalties.
Purchase Payments
You may make Purchase Payments to the contract at any time, prior to the Annuity Commencement Date, subject to certain conditions. You are not required to make any additional Purchase Payments after the initial Purchase Payment. The minimum initial Purchase Payment is $10,000. The minimum initial Purchase Payment for nonqualified contracts where i4LIFE® Advantage is elected, and where the Contractowner, joint owner and/or Annuitant are ages 86 to 90 (subject to additional terms and limitations and Home Office approval) is $50,000. The minimum annual amount for additional Purchase Payments is $300. Please check with your registered representative about making additional Purchase Payments since the requirements of your state may vary. The minimum payment to the contract at any one time must be at least $100 ($25 if transmitted electronically). If a Purchase Payment is submitted that does not
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meet the minimum amount, we will contact you to ask whether additional money will be sent, or whether we should return the Purchase Payment to you.
Purchase Payments totaling $2 million or more are subject to Home Office approval. This amount takes into consideration the total Purchase Payments for all variable annuity contracts issued by the Company (or its affiliates) (excluding Lincoln Investor Advantage® and Lincoln Level AdvantageSM contracts) for the same Contractowner, joint owner, and/or Annuitant. If you elect a Living Benefit Rider, you may be subject to further restrictions in terms of your ability to make additional Purchase Payments, as more fully described below. If you stop making Purchase Payments, the contract will remain in force, however, we may terminate the contract as allowed by your state's non-forfeiture law for individual deferred annuities. We will not surrender your contract if you are receiving guaranteed payments from us under one of the Living Benefit Riders. Purchase Payments may be made or, if stopped, resumed at any time until the Annuity Commencement Date, the surrender of the contract, or the death of the Contractowner, whichever comes first.
After the first anniversary of the rider effective date under any Living Benefit Rider (except as noted below), additional Purchase Payments will be limited to $50,000 per Benefit Year once cumulative additional Purchase Payments exceed $100,000. No additional Purchase Payments are allowed:
•	at any time after the Periodic Income Commencement Date if you elect any version of i4LIFE® Advantage Guaranteed Income Benefit;
•	at any time after the Periodic Income Commencement Date if you elect i4LIFE® Advantage without Guaranteed Income Benefit on a nonqualified contract; or
•	90 days from the contract date if you elect the Lincoln Long-Term CareSM Advantage rider.
For more information about these restrictions and limitations, see The Contracts – Purchase Payments. State variations may apply.
In addition to the specific Purchase Payment restrictions and limitations immediately above, upon advance written notice, we reserve the right to further limit, restrict, or suspend Purchase Payments made to the contract.
These restrictions and limitations will limit your ability to increase your Contract Value (or Account Value under i4LIFE® Advantage with any version of Guaranteed Income Benefit) and/or increase the amount of any guaranteed benefit under a Living Benefit Rider by making additional Purchase Payments to the contract. You should carefully consider these limitations and restrictions, and any other limitations and restrictions of the contract, and how they may impact your long-term investment plans, especially if you intend to increase Contract Value (or Account Value under any version of i4LIFE® Advantage Guaranteed Income Benefit) by making additional Purchase Payments over a long period of time. Please contact your registered representative and refer to the Living Benefit Riders section of this prospectus for additional information on any restrictions that may apply to your Living Benefit Rider. State variations may apply.
Persistency Credits
For contracts purchased on or after November 14, 2011, Contractowners will receive a Persistency Credit on a quarterly basis after the twelfth contract anniversary. For contracts purchased on or after June 6, 2005 and prior to November 14, 2011 (or later in those states that have not approved the contract changes), Contractowners will receive a Persistency Credit on a quarterly basis after the seventh contract anniversary. The amount of the Persistency Credit is calculated by multiplying the Contract Value, less any Purchase Payments that have not been invested in the contract for at least twelve years (seven years for contracts purchased on or after June 6, 2005 and prior to November 14, 2011) by 0.10%. This Persistency Credit will be allocated to the variable Subaccounts and the fixed accounts in proportion to the Contract Value in each variable Subaccount and fixed account at the time the Persistency Credit is paid into the contract.
There is no additional charge to receive this Persistency Credit, and in no case will the Persistency Credit be less than zero. The amount of any Persistency Credit received will be noted on your quarterly statement.
Valuation Date
Accumulation and Annuity Units will be valued once daily at the close of trading (normally, 4:00 p.m., New York time) on each day the New York Stock Exchange is open (Valuation Date). On any date other than a Valuation Date, the Accumulation Unit value and the Annuity Unit value will not change.
Allocation of Purchase Payments
Purchase Payments allocated to the variable side of the contract are placed into the VAA’s Subaccounts, according to your instructions. You may also allocate Purchase Payments to the fixed account, if available.
The minimum amount of any Purchase Payment which can be put into any one Subaccount is $20. The minimum amount of any Purchase Payment which can be put into a Guaranteed Period of the fixed account is $2,000, subject to state approval.
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Purchase Payments received from you or your broker-dealer in Good Order at our Home Office prior to the close of the New York Stock Exchange (normally 4:00 p.m., New York time), will be processed using the Accumulation Unit value computed on that Valuation Date. Purchase Payments received in Good Order after market close will be processed using the Accumulation Unit value computed on the next Valuation Date. Purchase Payments submitted to your registered representative will generally not be processed by us until they are received from your representative’s broker-dealer. If your broker-dealer submits your Purchase Payment to us through the Depository Trust and Clearing Corporation (DTCC) or, pursuant to terms agreeable to us, uses a proprietary order placement system to submit your Purchase Payment to us, and your Purchase Payment was placed with your broker-dealer prior to market close, then we will use the Accumulation Unit value computed on that Valuation Date when processing your Purchase Payment. Purchase Payments placed with your broker-dealer after market close will be processed using the Accumulation Unit value computed on the next Valuation Date. There may be circumstances under which the New York Stock Exchange may close early (prior to 4:00 p.m., New York time). In such instances, Purchase Payments received after such early market close will be processed using the Accumulation Unit value computed on the next Valuation Date.
The number of Accumulation Units determined in this way is not impacted by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the underlying fund’s investments perform, but also upon the expenses of the VAA and the underlying funds.
If an underlying fund imposes restrictions with respect to the acceptance of Purchase Payments, allocations or transfers, we reserve the right to reject an allocation or transfer request at any time the underlying fund notifies us of such a restriction. We will notify you if your allocation request is or becomes subject to such restrictions.
Valuation of Accumulation Units
Purchase Payments allocated to the VAA are converted into Accumulation Units. This is done by dividing the amount allocated by the value of an Accumulation Unit for the Valuation Period during which the Purchase Payments are allocated to the VAA. The Accumulation Unit value for each Subaccount was or will be established at the inception of the Subaccount. It may increase or decrease from Valuation Period to Valuation Period. Accumulation Unit values are affected by investment performance of the funds, fund expenses, and the contract charges. The Accumulation Unit value for a Subaccount for a later Valuation Period is determined as follows:
1.	The total value of the fund shares held in the Subaccount is calculated by multiplying the number of fund shares owned by the Subaccount at the beginning of the Valuation Period by the net asset value per share of the fund at the end of the Valuation Period, and adding any dividend or other distribution of the fund if an ex-dividend date occurs during the Valuation Period; minus
2.	The liabilities of the Subaccount at the end of the Valuation Period; these liabilities include daily charges imposed on the Subaccount, and may include a charge or credit with respect to any taxes paid or reserved for by us that we determine result from the operations of the VAA; and
3.	The result is divided by the number of Subaccount units outstanding at the beginning of the Valuation Period.
The daily charges imposed on a Subaccount for any Valuation Period are equal to the daily mortality and expense risk charge and the daily administrative charge multiplied by the number of calendar days in the Valuation Period. Contracts with different features have different daily charges, and therefore, will have different corresponding Accumulation Unit values on any given day. In certain circumstances (for example, when separate account assets are less than $1,000), and when permitted by law, it may be prudent for us to use a different standard industry method for this calculation, called the Net Investment Factor method. We will achieve substantially the same result using either method.
Transfers On or Before the Annuity Commencement Date
After the first 30 days from the effective date of your contract, you may transfer all or a portion of your investment from one Subaccount to another. A transfer among Subaccounts involves the surrender of Accumulation Units in one Subaccount and the purchase of Accumulation Units in the other Subaccount. A transfer will be done using the respective Accumulation Unit values determined at the end of the Valuation Date on which the transfer request is received.
Transfers (among the variable Subaccounts and as permitted between the variable and fixed accounts) are limited to 12 per Contract Year unless otherwise authorized by us. This limit does not apply to transfers made under the automatic transfer programs of dollar cost averaging, cross-reinvestment or portfolio rebalancing elected on forms available from us. See Additional Services and the SAI for more information on these programs. These transfer rights and restrictions also apply during the i4LIFE® Advantage Access Period (the time period during which you may make withdrawals from the i4LIFE® Advantage Account Value). See i4LIFE® Advantage.
The minimum amount which may be transferred between Subaccounts is $300 (or the entire amount in the Subaccount, if less than $300). If the transfer from a Subaccount would leave you with less than $300 in the Subaccount, we may transfer the total balance of the Subaccount.
A transfer request may be made to our Home Office in writing, or by fax or other electronic means. A transfer request may also be made by telephone provided the appropriate authorization is on file with us. Our address, telephone number, and Internet address are on the first page of this prospectus. Requests for transfers will be processed on the Valuation Date that they are received when they
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are received in Good Order at our Home Office before the close of the New York Stock Exchange (normally 4:00 p.m., New York time). If we receive a transfer request in Good Order after market close, we will process the request using the Accumulation Unit value computed on the next Valuation Date.
There may be circumstances under which the New York Stock Exchange may close early (prior to 4:00 p.m., New York time). In such instances transfers received after such early market close will be processed using the Accumulation Unit value computed on the next Valuation Date.
We may defer or reject a transfer request that is subject to a restriction imposed by an underlying fund.
If your contract offers a fixed account, you may also transfer all or any part of the Contract Value from the Subaccount(s) to the fixed side of the contract, except during periods when (if permitted by your contract) we have discontinued accepting transfers into the fixed side of the contract. The minimum amount which can be transferred to a fixed account is $2,000 or the total amount in the Subaccount if less than $2,000. However, if a transfer from a Subaccount would leave you with less than $300 in the Subaccount, we may transfer the total amount to the fixed side of the contract.
You may also transfer part of the Contract Value from a fixed account to the Subaccount(s) subject to the following restrictions:
•	total fixed account transfers are limited to 25% of the value of that fixed account in any 12-month period; and
•	the minimum amount that can be transferred is $300 or, if less, the amount in the fixed account.
Because of these restrictions, it may take several years to transfer all of the Contract Value in the fixed accounts to the Subaccounts. You should carefully consider whether the fixed account meets your investment criteria. Transfers of all or a portion of a fixed account (other than automatic transfer programs and i4LIFE® Advantage transfers) may be subject to Interest Adjustments, if applicable. For a description of the Interest Adjustment, see the Fixed Side of the Contract - Guaranteed Periods and Interest Adjustment.
Transfers may be delayed as permitted by the 1940 Act. See Delay of Payments.
Telephone and Electronic Transactions
A surrender, withdrawal, or transfer request may be made to our Home Office using a fax or other electronic means. In addition, withdrawal and transfer requests may be made by telephone, subject to certain restrictions. In order to prevent unauthorized or fraudulent transfers, we may require certain identifying information before we will act upon instructions. We may also assign the Contractowner a Personal Identification Number (PIN) to serve as identification. We will not be liable for following instructions we reasonably believe are genuine. Telephone and other electronic requests will be recorded and written confirmation of all transactions will be mailed to the Contractowner on the next Valuation Date.
Please note that the telephone and/or electronic devices may not always be available. Any telephone, fax machine or other electronic device, whether it is yours, your service provider’s, or your agent’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Home Office.
Market Timing
Frequent, large, or short-term transfers among Subaccounts and the fixed account, such as those associated with “market timing” transactions, can affect the funds and their investment returns. Such transfers may dilute the value of the fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As an effort to protect our Contractowners and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures (the “Market Timing Procedures”). Our Market Timing Procedures are designed to detect and prevent such transfer activity among the Subaccounts and the fixed account that may affect other Contractowners or fund shareholders.
In addition, the funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the funds describe any such policies and procedures, which may be more or less restrictive than the frequent trading policies and procedures of other funds and the Market Timing Procedures we have adopted to discourage frequent transfers among Subaccounts. While we reserve the right to enforce these policies and procedures, Contractowners and other persons with interests under the contracts should be aware that we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the funds. However, under SEC rules, we are required to: (1) enter into a written agreement with each fund or its principal underwriter that obligates us to provide to the fund promptly upon request certain information about the trading activity of individual Contractowners, and (2) execute instructions from the fund to restrict or prohibit further purchases or transfers by specific Contractowners who violate the excessive trading policies established by the fund.
You should be aware that the purchase and redemption orders received by the funds generally are “omnibus” orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts.
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The omnibus nature of these orders may limit the funds’ ability to apply their respective disruptive trading policies and procedures. We cannot guarantee that the funds (and thus our Contractowners) will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the funds. In addition, if a fund believes that an omnibus order we submit may reflect one or more transfer requests from Contractowners engaged in disruptive trading activity, the fund may reject the entire omnibus order.
Our Market Timing Procedures detect potential “market timers” by examining the number of transfers made by Contractowners within given periods of time. In addition, managers of the funds might contact us if they believe or suspect that there is market timing. If requested by a fund company, we may vary our Market Timing Procedures from Subaccount to Subaccount to comply with specific fund policies and procedures.
We may increase our monitoring of Contractowners who we have previously identified as market timers. When applying the parameters used to detect market timers, we will consider multiple contracts owned by the same Contractowner if that Contractowner has been identified as a market timer. For each Contractowner, we will investigate the transfer patterns that meet the parameters being used to detect potential market timers. We will also investigate any patterns of trading behavior identified by the funds that may not have been captured by our Market Timing Procedures.
Once a Contractowner has been identified as a market timer under our Market Timing Procedures, we will notify the Contractowner in writing that future transfers (among the Subaccounts and/or the fixed account) will be temporarily permitted to be made only by original signature sent to us by U.S. mail, first-class delivery for the remainder of the Contract Year (or calendar year if the contract is an individual contract that was sold in connection with an employer sponsored plan). Overnight delivery or electronic instructions (which may include telephone, facsimile, or Internet instructions) submitted during this period will not be accepted. If overnight delivery or electronic instructions are inadvertently accepted from a Contractowner that has been identified as a market timer, upon discovery, we will reverse the transaction within 1 or 2 business days. We will impose this “original signature” restriction on that Contractowner even if we cannot identify, in the particular circumstances, any harmful effect from that Contractowner's particular transfers.
Contractowners seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect such transfer activity may be limited by operational systems and technological limitations. The identification of Contractowners determined to be engaged in such transfer activity that may adversely affect other Contractowners or fund shareholders involves judgments that are inherently subjective. We cannot guarantee that our Market Timing Procedures will detect every potential market timer. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the funds. This may result in lower long-term returns for your investments.
Our Market Timing Procedures are applied consistently to all Contractowners. An exception for any Contractowner will be made only in the event we are required to do so by a court of law. In addition, certain funds available as investment options in your contract may also be available as investment options for owners of other, older life insurance policies issued by us. Some of these older life insurance policies do not provide a contractual basis for us to restrict or refuse transfers which are suspected to be market timing activity. In addition, because other insurance companies and/or retirement plans may invest in the funds, we cannot guarantee that the funds will not suffer harm from frequent, large, or short-term transfer activity among Subaccounts and the fixed accounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.
In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). If we modify our Market Timing Procedures, they will be applied uniformly to all Contractowners or as applicable to all Contractowners investing in underlying funds.
Some of the funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund’s investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. To the extent permitted by applicable law, we reserve the right to defer or reject a transfer request at any time that we are unable to purchase or redeem shares of any of the funds available through the VAA, including any refusal or restriction on purchases or redemptions of the fund shares as a result of the funds' own policies and procedures on market timing activities. If a fund refuses to accept a transfer request we have already processed, we will reverse the transaction within 1 or 2 business days. We will notify you in writing if we have reversed, restricted or refused any of your transfer requests. Some funds also may impose redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the funds. You should read the prospectuses of the funds for more details on their redemption fees and their ability to refuse or restrict purchases or redemptions of their shares.
Transfers After the Annuity Commencement Date
You may transfer all or a portion of your investment in one Subaccount to another Subaccount or to the fixed side of the contract, as permitted under your contract. Those transfers will be limited to three times per Contract Year. You may also transfer from a variable Annuity Payout to a fixed Annuity Payout. You may not transfer from a fixed Annuity Payout to a variable Annuity Payout. Once elected, the fixed Annuity Payout is irrevocable.
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These provisions also apply during the i4LIFE® Advantage Lifetime Income Period. See i4LIFE® Advantage.
Ownership
The Contractowner on the date of issue will be the person or entity designated in the contract specifications. The Contractowner of a nonqualified contract may name a joint owner.
As Contractowner, you have all rights under the contract. According to Indiana law, the assets of the VAA are held for the exclusive benefit of all Contractowners and their designated Beneficiaries; and the assets of the VAA are not chargeable with liabilities arising from any other business that we may conduct. We reserve the right to approve all ownership and Annuitant changes. Nonqualified contracts may not be sold, discounted, or pledged as collateral for a loan or for any other purpose. Qualified contracts are not transferable unless allowed under applicable law. Nonqualified contracts may not be collaterally assigned. Assignments may have an adverse impact on any Death Benefits or benefits offered under Living Benefit Riders in this product and may be prohibited under the terms of a particular feature. We assume no responsibility for the validity or effect of any assignment. Consult your tax advisor about the tax consequences of an assignment.
Joint Ownership
If a contract has joint owners, the joint owners shall be treated as having equal undivided interests in the contract. Either owner, independently of the other, may exercise any ownership rights in this contract. Not more than two owners (an owner and joint owner) may be named and contingent owners are not permitted.
Annuitant
The following rules apply prior to the Annuity Commencement Date. You may name only one Annuitant (unless you are a tax-exempt entity, then you can name two joint Annuitants). You (if the Contractowner is a natural person) have the right to change the Annuitant at any time by notifying us in writing of the change. However, we reserve the right to approve all Annuitant changes. This may not be allowed if certain riders are in effect. The new Annuitant must be under age 86 (or for nonqualified contracts only, for Annuitant changes made to contracts issued on and after January 20, 2015, under age 91, if i4LIFE® Advantage with Account Value Death Benefit is elected) as of the effective date of the change. This change may cause a reduction in the Death Benefits or benefits offered under Living Benefit Riders. See The Contracts – Death Benefit and Living Benefit Riders. A contingent Annuitant may be named or changed by notifying us in writing. Contingent Annuitants are not allowed on contracts owned by non-natural owners. On or after the Annuity Commencement Date, the Annuitant or joint Annuitants may not be changed and contingent Annuitant designations are no longer applicable.
Surrenders and Withdrawals
Before the Annuity Commencement Date, we will allow the surrender of the contract or a withdrawal of the Contract Value upon your written request on an approved Lincoln distribution request form (available from the Home Office), fax, or other electronic means. Withdrawal requests may be made by telephone or our website, subject to certain restrictions. All surrenders and withdrawals may be made in accordance with the rules discussed below. Surrender or withdrawal rights after the Annuity Commencement Date depend on the Annuity Payout option selected.
The amount available upon surrender/withdrawal is the Contract Value less any applicable charges, fees, and taxes at the end of the Valuation Period during which the written request for surrender/withdrawal is received in Good Order at the Home Office. If we receive a surrender or withdrawal request in Good Order at our Home Office before the close of the NYSE (normally 4:00 p.m., New York time), we will process the request using the Accumulation Unit value computed on that Valuation Date. If we receive a surrender or withdrawal request in Good Order at our Home Office after market close, we will process the request using the Accumulation Unit value computed on the next Valuation Date. There may be circumstances under which the NYSE may close early (prior to 4:00 p.m., New York time). In such instances, surrender or withdrawal requests received after such early market close will be processed using the Accumulation Unit value computed on the next Valuation Date. The minimum amount which can be withdrawn is $300. Unless a request for withdrawal specifies otherwise, withdrawals will be made from all Subaccounts within the VAA and from the fixed account in the same proportion that the amount of withdrawal bears to the total Contract Value. Surrenders and withdrawals from the fixed account may be subject to the Interest Adjustment. See Fixed Side of the Contract. Unless prohibited, surrender/withdrawal payments will be mailed within seven days after we receive a valid written request at the Home Office. The payment may be postponed as permitted by the 1940 Act.
Special restrictions on surrenders/withdrawals apply if your contract is purchased as part of a retirement plan of a public school system or 501(c)(3) organization under Section 403(b) of the tax code. Beginning January 1, 1989, in order for a contract to retain its tax-qualified status, Section 403(b) prohibits a withdrawal from a 403(b) contract of post 1988 contributions (and earnings on those contributions) pursuant to a salary reduction agreement. However, this restriction does not apply if the Annuitant (a) attains age 59½, (b) separates from service, (c) dies, (d) becomes totally and permanently disabled and/or (e) experiences financial hardship (in which event the income attributable to those contributions may not be withdrawn).
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Pre-1989 contributions and earnings through December 31, 1988, are not subject to the previously stated restriction. Funds transferred to the contract from a 403(b)(7) custodial account will also be subject to restrictions.
The tax consequences of a surrender/withdrawal are discussed later in this prospectus. See Federal Tax Matters – Taxation of Withdrawals and Surrenders.
Additional Services
These additional services are available to you under your contract: dollar-cost averaging (DCA), automatic withdrawal service (AWS), cross-reinvestment service and portfolio rebalancing. Currently, there is no charge for these services. However, we reserve the right to impose one after appropriate notice to Contractowners. In order to take advantage of one of these services, you will need to complete the appropriate election form that is available from our Home Office or call 1-888-868-2583. These services will stop once we are notified of a pending death claim. For further detailed information on these services, please see Additional Services in the SAI.
Dollar-Cost Averaging. Dollar-cost averaging allows you to transfer amounts from the DCA fixed account, if available, or certain Subaccounts into the Subaccounts on a monthly basis or in accordance with other terms we make available.
You may elect to participate in the DCA program at the time of application or at any time before the Annuity Commencement Date by completing our election form, by calling our Home Office, or by other electronic means. The minimum amount to be dollar cost averaged (DCA’d) is $1,500 over any time period between six and 60 months. We may offer different time periods for new Purchase Payments and for transfers of Contract Value. State variations may exist. Once elected, the program will remain in effect until the earlier of:
•	the Annuity Commencement Date;
•	the value of the amount being DCA’d is depleted; or
•	you cancel the program by written request or by telephone if we have your telephone authorization on file.
We reserve the right to restrict access to this program at any time.
A transfer made as part of this program is not considered a transfer for purposes of limiting the number of transfers that may be made, or assessing any charges or Interest Adjustment which may apply to transfers. Upon receipt of an additional Purchase Payment allocated to the DCA fixed account, the existing program duration will be extended to reflect the end date of the new DCA program. However, the existing interest crediting rate will not be extended. The existing interest crediting rate will expire at its originally scheduled expiration date and the value remaining in the DCA account from the original amount as well as any additional Purchase Payments will be credited with interest at the standard DCA rate at the time. If you cancel the DCA program, your remaining Contract Value in the DCA program will be allocated to the Subaccounts according to your allocation instructions. We reserve the right to discontinue or modify this program at any time. If you have chosen DCA from one of the Subaccounts, only the amount allocated to that DCA program will be transferred. Investment gain, if any, will remain in that Subaccount unless you reallocate it to one of the other Subaccounts. If you are enrolled in automatic rebalancing, this amount may be automatically rebalanced based on your allocation instructions in effect at the time of rebalancing. DCA does not assure a profit or protect against loss.
Automatic Withdrawal Service. The automatic withdrawal service (AWS) provides for an automatic periodic withdrawal of your Contract Value. Withdrawals under AWS are subject to applicable Interest Adjustments. See Fixed Side of the Contract – Interest Adjustment. Withdrawals under AWS will be noted on your quarterly statement. AWS is also available for amounts allocated to the fixed account, if applicable.
Cross-Reinvestment Service. The cross-reinvestment service automatically transfers the Contract Value in a designated Subaccount that exceeds a baseline amount to another specific Subaccount at specific intervals. You specify the applicable Subaccounts, the baseline amount and the interval period. As of May 1, 2010, this service is no longer available to new participants Any Contractowner who had enrolled in this service prior to this date may continue to participate.
Portfolio Rebalancing. Portfolio rebalancing is an option that restores to a pre-determined level the percentage of Contract Value allocated to each Subaccount. The rebalancing may take place monthly, quarterly, semi-annually or annually. Rebalancing events will be noted on your quarterly statement. The fixed account is not available for portfolio rebalancing.
Only one of the three additional services (DCA, cross-reinvestment and portfolio rebalancing) may be used at one time. For example, you cannot have DCA and cross-reinvestment running simultaneously. We reserve the right to discontinue any or all of these administrative services at any time.
Asset Allocation Models
You may allocate your Purchase Payment among a group of Subaccounts within an asset allocation model. Each model invests different percentages of the Contract Value in some or all of the Subaccounts currently available within your annuity contract. If you select an asset allocation model, 100% of your Contract Value (and any additional Purchase Payments you make) will be allocated among certain Subaccounts in accordance with the model’s asset allocation strategy. You may not make transfers among the Subaccounts.
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We will proportionately deduct any withdrawals you make from the Subaccounts in the asset allocation model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in the contract at any time.
Your registered representative may discuss asset allocation models with you to assist in deciding to allocate your Purchase Payments among the various Subaccounts and/or the fixed account. You should consult with your registered representative as to whether a model is appropriate for you.
Each of the asset allocation models seeks to meet its investment objective while avoiding excessive risk. The models also strive to achieve diversification among asset classes in order to help provide returns commensurate with a given level of risk over the long-term. There can be no assurance, however, that any of the asset allocation models will achieve its investment objective. If you are seeking a more aggressive strategy, these models may not be appropriate for you.
The asset allocation models are intended to provide a diversified investment portfolio by combining different asset classes to help it reach its stated investment goal. While diversification may help reduce overall risk, it does not eliminate the risk of losses and it does not protect against losses in a declining market.
In order to maintain the model’s specified Subaccount allocation percentages, you agree to be automatically enrolled in the portfolio rebalancing option and you thereby authorize us to automatically rebalance your Contract Value on a quarterly basis based upon your allocation instructions in effect at the time of the rebalancing. Confirmation of the rebalancing will appear on your quarterly statement. We reserve the right to change the rebalancing frequency at any time, in our sole discretion, but will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change in frequency.
The models are static asset allocation models. This means that they have fixed allocations made up of underlying funds that are offered within your contract and the percentage allocations will not change over time. Once you have selected an asset allocation model, we will not make any changes to the fund allocations within the model except for the rebalancing described above. If you wish to change your fund allocations either to new funds or to a different model, you must submit new allocation instructions to us. You may terminate a model at any time. There is no additional charge from Lincoln for participating in a model.
The election of certain Living Benefit Riders may require that you allocate Purchase Payments in accordance with Investment Requirements that may be satisfied by choosing an asset allocation model. Different requirements and/or restrictions may apply under the individual rider. See The Contracts – Investment Requirements. To the extent you are using a model to satisfy your Investment Requirements, the model is intended, in part, to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under the Living Benefit Riders.
The models were designed and prepared by Lincoln Investment Advisors Corporation (LIAC), which is an affiliate of ours, for use by Lincoln Financial Distributors, Inc. (LFD), the principal underwriter of the contracts. LFD provides models to broker-dealers who may offer the models to their own clients. In making these models and Subaccounts available as investment options under your contract, LIAC, LFD and the Company are not providing you with investment advice, nor are they recommending to you any particular model or Subaccount. You should consult with your registered representative to determine whether you should utilize or invest in any model or Subaccount, or whether it is suitable for you based upon your goals, risk tolerance and time horizon.
If a fund within a model closes to new investors, investors that have been invested before the fund closed may remain in the model. However the model would no longer be offered to new investors. If a fund within a model liquidates, we may transfer assets from that Subaccount to another Subaccount after providing notice to you. If this transfer occurs, and you own a Living Benefit Rider and are subject to Investment Requirements, you may no longer comply with the Investment Requirements. See the Investment Requirements section of this prospectus for more information. If a fund within a model merges with another fund, we will add the surviving fund to the model.
Death Benefit
The chart below provides a brief overview of how the Death Benefit proceeds will be distributed if death occurs prior to i4LIFE® Advantage or withdrawals within the Maximum Annual Withdrawal Limit in Lincoln SmartSecurity® Advantage elections or prior to the Annuity Commencement Date. Refer to your contract for the specific provisions applicable upon death.
upon death of:	and...	and...	Death Benefit proceeds pass to:
Contractowner	There is a surviving joint owner	The Annuitant is living or deceased	Joint owner
Contractowner	There is no surviving joint owner	The Annuitant is living or deceased	Designated Beneficiary
Contractowner	There is no surviving joint owner and the Beneficiary predeceases the Contractowner	The Annuitant is living or deceased	Contractowner's estate
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upon death of:	and...	and...	Death Benefit proceeds pass to:
Annuitant	The Contractowner is living	There is no contingent Annuitant	The youngest Contractowner becomes the contingent Annuitant and the contract continues. The Contractowner may waive* this continuation and receive the Death Benefit proceeds.
Annuitant	The Contractowner is living	The contingent Annuitant is living	Contingent Annuitant becomes the Annuitant and the contract continues
Annuitant**	The Contractowner is a trust or other non-natural person	No contingent Annuitant allowed with non-natural Contractowner	Designated Beneficiary

*	Notification from the Contractowner to receive the Death Benefit proceeds must be received within 75 days of the death of the Annuitant.

**	Death of Annuitant is treated like death of the Contractowner.
A Death Benefit may be payable if the Contractowner (or a joint owner) or Annuitant dies prior to the Annuity Commencement Date. You can choose the Death Benefit. Only one Death Benefit may be in effect at any one time and this Death Benefit terminates if you elect i4LIFE® Advantage or elect any other annuitization option. Generally, the more expensive the Death Benefit is, the greater the protection.
You should consider the following provisions carefully when designating the Beneficiary, Annuitant, any contingent Annuitant and any joint owner, as well as before changing any of these parties. The identity of these parties under the contract may significantly affect the amount and timing of the Death Benefit or other amount paid upon a Contractowner's or Annuitant's death.
You may designate a Beneficiary during your lifetime and change the Beneficiary by filing a written request with our Home Office. Each change of Beneficiary revokes any previous designation. We reserve the right to request that you send us the contract for endorsement of a change of Beneficiary.
Upon the death of the Contractowner, a Death Benefit will be paid to the Beneficiary. Upon the death of a joint owner, the Death Benefit will be paid to the surviving joint owner. If the Contractowner is a corporation or other non-individual (non-natural person), the death of the Annuitant will be treated as death of the Contractowner.
If an Annuitant who is not the Contractowner or joint owner dies, then the contingent Annuitant, if named, becomes the Annuitant and no Death Benefit is payable on the death of the Annuitant. If no contingent Annuitant is named, the Contractowner (or younger of joint owners) becomes the Annuitant. Alternatively, a Death Benefit may be paid to the Contractowner (and joint owner, if applicable, in equal shares). Notification of the election of this Death Benefit must be received by us within 75 days of the death of the Annuitant. The contract terminates when any Death Benefit is paid due to the death of the Annuitant.
If a Contractowner, joint owner or Annuitant was added or changed subsequent to the effective date of this contract (unless the change occurred because of the death of a prior Contractowner, joint owner or Annuitant), upon death, we will only pay the Contract Value as of the Valuation Date we approve the payment of the death claim.
If your Contract Value equals zero, no Death Benefit will be paid.
Account Value Death Benefit. Contractowners who purchased their contracts on or after June 6, 2005 (or later in some states), may select the Account Value Death Benefit. The Account Value Death Benefit provides a Death Benefit equal to the Contract Value on the Valuation Date the Death Benefit is approved by us for payment. No additional Death Benefit is provided. Once you have selected this Death Benefit option, it cannot be changed. (Your contract may refer to this benefit as the Contract Value Death Benefit.)
Guarantee of Principal Death Benefit. The Guarantee of Principal Death Benefit is the default Death Benefit under this contract; this means that if you do not select a Death Benefit, the Guarantee of Principal Death Benefit will be automatically selected for you at contract issue. There is an additional charge for this Death Benefit. The Guarantee of Principal Death Benefit provides a Death Benefit equal to the greater of:
•	the current Contract Value as of the Valuation Date we approve the payment of the claim; or
•	the sum of all Purchase Payments decreased by withdrawals in the same proportion that withdrawals reduced the Contract Value. Withdrawals less than or equal to the Guaranteed Annual Income amount under any version of Lincoln Lifetime IncomeSM Advantage 2.0 or Lincoln Market Select® Advantage or the Maximum Annual Withdrawal amount under Lincoln Lifetime IncomeSM Advantage may reduce the sum of all Purchase Payment amounts on a dollar for dollar basis. See Living Benefit Riders – Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Market Select® Advantage or Appendix C – Lincoln Lifetime IncomeSM Advantage.
In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the Contract Value may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount
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withdrawn from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals (an Interest Adjustment for example) and premium taxes, if any. For contracts purchased prior to the time a state approved the above Guarantee of Principal Death Benefit calculation, the sum of all Purchase Payments is reduced by the sum of all withdrawals.
For contracts issued on or after June 6, 2005 (or later in some states), you may discontinue the Guarantee of Principal Death Benefit by completing the Change of Death Benefit form and sending it to our Home Office. The benefit will be discontinued as of the Valuation Date we receive the request and the Account Value Death Benefit will apply. We will begin deducting the charge for the Account Value Death Benefit as of that date. See Charges and Other Deductions.
Enhanced Guaranteed Minimum Death Benefit (EGMDB). The EGMDB provides a Death Benefit equal to the greatest of:
•	the current Contract Value as of the Valuation Date we approve the payment of the claim; or
•	the sum of all Purchase Payments decreased by withdrawals in the same proportion that withdrawals reduced the Contract Value. Withdrawals less than or equal to the Guaranteed Annual Income amount under any version of Lincoln Lifetime IncomeSM Advantage 2.0 or Lincoln Market Select® Advantage or the Maximum Annual Withdrawal amount under Lincoln Lifetime IncomeSM Advantage may reduce the sum of all Purchase Payment amounts on a dollar for dollar basis. See Living Benefit Riders – Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Market Select® Advantage or Appendix C – Lincoln Lifetime IncomeSM Advantage; or
•	the highest Contract Value on any contract anniversary (including the inception date) (determined before the allocation of any Purchase Payments on that contract anniversary) prior to the 81st birthday of the deceased Contractowner, joint owner (if applicable), or Annuitant and prior to the death of the Contractowner, joint owner (if applicable) or Annuitant for whom a death claim is approved for payment. The highest Contract Value is increased by Purchase Payments and is decreased by withdrawals subsequent to that anniversary date in the same proportion that withdrawals reduced the Contract Value.
In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the Contract Value may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals and premium taxes, if any.
The EGMDB is not available under contracts issued to a Contractowner, or joint owner or Annuitant, who is age 80 or older at the time of issuance.
There is an additional charge for this Death Benefit. You may discontinue the EGMDB at any time by completing the Change of Death Benefit form and sending it to our Home Office. The benefit will be discontinued as of the Valuation Date we receive the request, and the Guarantee of Principal Death Benefit will apply, or, if your contract was purchased on or after June 6, 2005 (or later in some states), you may instead choose the Account Value Death Benefit. We will begin deducting the applicable charge for the new Death Benefit as of that date. See Charges and Other Deductions.
Death Benefits which are no longer available for election include: Estate Enhancement Benefit Rider (EEB Rider). An Appendix to this prospectus provides a detailed description of this Death Benefit.
General Death Benefit Information
Only one of these Death Benefits may be in effect at any one time. Your Death Benefit terminates on and after the Annuity Commencement Date. i4LIFE® Advantage only provides Death Benefit options during the Access Period. There are no Death Benefits during the Lifetime Income Period. Please see the i4LIFE® Advantage – i4LIFE® Advantage Death Benefit section of this prospectus for more information.
If there are joint owners, upon the death of the first Contractowner, we will pay a Death Benefit to the surviving joint owner. The surviving joint owner will be treated as the primary, designated Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. If the surviving joint owner is the spouse of the deceased joint owner, he/she may continue the contract as sole Contractowner. Upon the death of the spouse who continues the contract, we will pay a Death Benefit to the designated Beneficiary(s).
If the Beneficiary is the spouse of the Contractowner, then the spouse may elect to continue the contract as the new Contractowner. Same-sex spouses should carefully consider whether to purchase annuity products that provide benefits based upon status as a spouse, and whether to exercise any spousal rights under the contract. You are strongly encouraged to consult a tax advisor before electing spousal rights under the contract.
Should the surviving spouse elect to continue the contract, a portion of the Death Benefit may be credited to the contract. Any portion of the Death Benefit that would have been payable (if the contract had not been continued) that exceeds the current Contract Value on the Valuation Date we approve the claim will be added to the Contract Value. If the contract is continued in this way, the Death Benefit in effect at the time the Beneficiary elected to continue the contract will remain as the Death Benefit.
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If the EEB rider is in effect, the enhancement rate for future benefits will be based on the age of the older of the surviving spouse or the Annuitant at the time the EEB is paid into the contract. The contract earnings and the covered earnings limit will be reset, treating the current Contract Value (after crediting any Death Benefit amount into the contract as described above) as the initial deposit for purposes of future benefit calculations. If either the surviving spouse or the surviving Annuitant is 76 or older, the EEB Death Benefit will be reduced to the EGMDB at the charge that was in effect at the time you purchased your contract.
The value of the Death Benefit will be determined as of the Valuation Date we approve the payment of the claim. Approval of payment will occur upon our receipt of a claim submitted in Good Order. To be in Good Order, we require all the following:
1.	proof (e.g. an original certified death certificate), or any other proof of death satisfactory to us, of the death; and
2.	written authorization for payment; and
3.	all required claim forms, fully completed (including selection of a settlement option).
Notwithstanding any provision of this contract to the contrary, the payment of Death Benefits provided under this contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death Benefits may be taxable. See Federal Tax Matters.
Unless otherwise provided in the Beneficiary designation, one of the following procedures will take place on the death of a Beneficiary:
•	if any Beneficiary dies before the Contractowner, that Beneficiary’s interest will go to any other Beneficiaries named, according to their respective interests; and/or
•	if no Beneficiary survives the Contractowner, the proceeds will be paid to the Contractowner’s estate.
If the Beneficiary is a minor, court documents appointing the guardian/custodian may be required.
The Beneficiary may choose the method of payment of the Death Benefit unless the Contractowner has already selected the settlement option. The Death Benefit payable to the Beneficiary or joint owner must be distributed within five years of the Contractowner’s date of death unless the Beneficiary begins receiving, within one year of the Contractowner’s death, the distribution in the form of a life annuity or an annuity for a designated period not extending beyond the Beneficiary’s life expectancy.
Upon the death of the Annuitant, Federal tax law requires that an annuity election be made no later than 60 days after we have approved the death claim for payment.
The recipient of a Death Benefit may elect to receive payment either in the form of a lump sum settlement or an Annuity Payout. If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of Death Benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.
Abandoned Property. Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the date a benefit is due and payable. For example, if the payment of a Death Benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the Death Benefit, or the Beneficiary does not come forward to claim the Death Benefit in a timely manner, the Death Benefit will be “escheated”. This means that the Death Benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Contractowner last resided, as shown on our books and records, or to our state of domicile. This escheatment is revocable and the state is obligated to pay the Death Benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation.
To prevent such escheatment, it is important that you update your Beneficiary designations, including addresses, if and as they change. You may update your Beneficiary designations by submitting a Beneficiary change form to our Home Office.
Investment Requirements
If you purchase a Living Benefit Rider (except i4LIFE® Advantage without Guaranteed Income Benefit), you will be subject to Investment Requirements. This requirement means you will be limited in your choice of Subaccount investments and in how much you can invest in certain Subaccounts. This also means you will not be able to allocate Contract Value to all of the Subaccounts that are available to Contractowners who have not elected a Living Benefit Rider. We impose Investment Requirements to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under a Living Benefit Rider.
If you elect a Living Benefit Rider, Investment Requirements apply whether you purchase the rider at contract issue or add it to an existing contract. The Living Benefit Rider you purchase and the date of purchase will determine which Investment Requirements Option will apply to your contract. See Option 1, Option 2, and Option 3 below. Currently, if you purchase i4LIFE® without Guaranteed Income Benefit, you will not be subject to any Investment Requirements, although we reserve the right to impose Investment Requirements for this rider in the future. If we do exercise our right to do so, you will have to reallocate your Account Value subject to such requirements.
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Certain of the underlying funds that are included in the Investment Requirements, including funds managed by an adviser affiliated with us, employ risk management strategies that are intended to control the funds’ overall volatility, and for some funds, to also reduce the downside exposure of the funds during significant market downturns.
These funds are included under Investment Requirements (particularly in the Investment Requirements for the Managed Risk riders) in part because the reduction in volatility helps us to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under a Living Benefit Rider. At the same time, risk management strategies in periods of high market volatility or other market conditions, could limit your participation in market gains. This may conflict with your investment objectives by limiting your ability to maximize potential growth of your Contract Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. You should consult your registered representative to determine whether these funds align with your investment objectives. For more information about the funds and the investment strategies they employ, please refer to the funds’ current prospectuses. Fund prospectuses are available by contacting us.
Under each option, we have divided the Subaccounts of your contract into groups and have specified the minimum or maximum percentages of Contract Value that must be in each group at the time you purchase the rider (or when the rider Investment Requirements are enforced, if later). In addition, depending on when you purchased your contract, you may allocate your Contract Value and Purchase Payments in accordance with certain asset allocation models, as noted below. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. Some investment options are not available to you if you purchase certain riders. The Investment Requirements may not be consistent with an aggressive investment strategy. You should consult with your registered representative to determine if the Investment Requirements are consistent with your investment objectives.
The chart below is provided to help you determine which option of Investment Requirements, if any, applies to the Living Benefit Rider you purchase. If you do not elect a Living Benefit Rider, the Investment Requirements will not apply to your contract. Different Investment Requirements may apply if you terminate one rider and elect another rider.
If you elect...	and the date of election is...	you will be subject to Investment Requirements
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk)	On or after April 2, 2012	Option 3 for Managed Risk riders
4LATER® Advantage (Managed Risk)	On or after July 16, 2012	Option 3 for Managed Risk riders
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk)	On or after May 21, 2012	Option 3 for Managed Risk riders
4LATER® Select Advantage	On or after January 9, 2017	Option 3
i4LIFE® Advantage Select Guaranteed Income Benefit	On or after October 3, 2016	Option 3
Lincoln Market Select® Advantage	On or after October 5, 2015	Option 3
Lincoln Long-Term CareSM Advantage	On or after April 11, 2011	Option 3
Lincoln Lifetime IncomeSM Advantage 2.0	On or after November 15, 2010	Option 3
Lincoln Lifetime IncomeSM Advantage	February 19, 2008 through January 19, 2009 On or after January 20, 2009	Option 2 Option 3
Lincoln SmartSecurity® Advantage	Prior to April 10, 2006 April 10, 2006 through January 19, 2009 On or after January 20, 2009	N/A Option 1 Option 3
4LATER® Advantage	April 10, 2006 through January 19, 2009 On or after January 20, 2009	Option 1 Option 3
i4LIFE® Advantage Guaranteed Income Benefit (v.1)	Prior to April 10, 2006 On or after April 10, 2006	N/A Option 1
i4LIFE® Advantage Guaranteed Income Benefit (v.2)	April 10, 2006 through January 19, 2009 On or after January 20, 2009	Option 1 Option 3
i4LIFE® Advantage Guaranteed Income Benefit (v.3)	October 6, 2008 through January 19, 2009 On or after January 20, 2009	Option 2 Option 3
i4LIFE® Advantage Guaranteed Income Benefit (v.4)	On or after November 15, 2010	Option 3
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Investment Requirements – Option 1
No more than 35% of your Contract Value (includes Account Value if i4LIFE® Advantage is in effect) can be invested in the following Subaccounts (“Limited Subaccounts”) (Note: not all Subaccounts are available with all contracts):
•	AB VPS Global Thematic Growth Portfolio
•	AB VPS Small/Mid Cap Value Portfolio
•	American Funds Global Growth Fund
•	American Funds Global Small Capitalization Fund
•	American Funds International Fund
•	Delaware VIP® Emerging Markets Series
•	Delaware VIP® High Yield Series
•	Delaware VIP® REIT Series
•	Delaware VIP® Small Cap Value Series
•	Delaware VIP® Smid Cap Core Series
•	Fidelity® VIP Mid-Cap Portfolio
•	Franklin Income VIP Fund
•	Franklin Mutual Shares VIP Fund
•	Invesco V.I. International Growth Fund
•	Janus Henderson Enterprise Portfolio
•	Janus Henderson Global Research Portfolio
•	JPMorgan Insurance Trust Global Allocation Portfolio
•	LVIP Baron Growth Opportunities Fund
•	LVIP Blended Mid Cap Managed Volatility Fund
•	LVIP Clarion Global Real Estate Fund
•	LVIP Delaware Special Opportunities Fund
•	LVIP Dimensional International Equity Managed Volatility Fund
•	LVIP Franklin Templeton Global Equity Managed Volatility Fund
•	LVIP JPMorgan High Yield Fund
•	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
•	LVIP MFS International Growth Fund
•	LVIP Mondrian International Value Fund
•	LVIP Multi-Manager Global Equity Managed Volatility Fund
•	LVIP SSGA Developed International 150 Fund
•	LVIP SSGA Emerging Markets 100 Fund
•	LVIP SSGA International Index Fund
•	LVIP SSGA Small-Cap Index Fund
•	LVIP SSGA Small-Mid Cap 200 Fund
•	LVIP T. Rowe Price 2040 Fund
•	LVIP T. Rowe Price Structured Mid-Cap Growth Fund
•	LVIP Vanguard International Equity ETF Fund
•	LVIP Wellington Mid-Cap Value Fund
•	MFS® VIT Growth Series
•	MFS® VIT Utilities Series
•	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio
•	Putnam VT Global Health Care Fund
•	Templeton Growth VIP Fund

All other Subaccounts will be referred to as “Non-Limited Subaccounts” except ClearBridge Variable Mid Cap Portfolio, Deutsche Alternative Asset Allocation VIP Portfolio, LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund, LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund, and PIMCO VIT Commodity Real Return® Strategy Portfolio which are not available. The Lincoln SSGA Aggressive Index Model, the Lincoln SSGA Structured Aggressive Model and the Franklin Templeton Founding Investment Strategy are also unavailable for investment.
You can select the percentages of Contract Value, if any, allocated to the Limited Subaccounts, but the cumulative total investment in all the Limited Subaccounts cannot exceed 35% of the total Contract Value. On each quarterly anniversary of the effective date of any of these benefits, if the Contract Value in the Limited Subaccounts exceeds 35%, Lincoln will rebalance your Contract Value so that the Contract Value in the Limited Subaccounts is 30%. If you are enrolled in portfolio rebalancing, the cumulative total investment in all the Limited Subaccounts cannot exceed 35% of total Contract Value. If your current portfolio rebalancing does not adhere to this requirement, your portfolio rebalancing program will be terminated.
If rebalancing is required, the Contract Value in excess of 30% will be removed from the Limited Subaccounts on a pro rata basis and invested in the remaining Non-Limited Subaccounts on a pro rata basis according to the Contract Value percentages in the Non-Limited Subaccounts at the time of the reallocation. If there is no Contract Value in the Non-Limited Subaccounts at that time, all Contract Value removed from the Limited Subaccounts will be placed in the Delaware VIP® Limited-Term Diversified Income Series Subaccount. We reserve the right to designate a different investment option other than the Delaware VIP Limited-Term Diversified Income Series as the default investment option should there be no Contract Value in the Non-Limited Subaccounts. We will provide you with notice of such change. Confirmation of the rebalancing will appear on your quarterly statement.
We may move Subaccounts on or off the Limited or Non-Limited Subaccount list, exclude Subaccounts and asset allocation models from being available for investment, change the number of Limited Subaccount groups, change the percentages of Contract Value allowed in the Limited or Non-Limited Subaccounts or change the frequency of the Contract Value rebalancing, at any time, in our sole discretion. We will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under these riders. Our decision to make modifications will be based on several factors including the general market conditions and the style and investment objectives of the Subaccount investments.
At the time you receive notice of a change or when you are notified that we will begin enforcing the Investment Requirements, you may:
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1.	submit your own reallocation instructions for the Contract Value in excess of 35% in the Limited Subaccounts; or
2.	take no action and be subject to the quarterly rebalancing as described above; or
3.	terminate the applicable rider immediately, without waiting for a termination event if you do not wish to be subject to these Investment Requirements.
Investment Requirements – Option 2
You can select the percentages of Contract Value (includes Account Value if i4LIFE® Advantage is in effect) to allocate to individual Subaccounts within each group, but the total investment for all Subaccounts in a group must comply with the specified minimum or maximum percentages for that group.
In accordance with these Investment Requirements, you agree to be automatically enrolled in the portfolio rebalancing option under your contract and thereby authorize us to automatically rebalance your Contract Value on a periodic basis. On each quarterly anniversary of the effective date of the rider, we will rebalance your Contract Value, proportionately, based on your allocation instructions in effect at the time of the rebalancing. Any reallocation of Contract Value among the Subaccounts made by you prior to a rebalancing date will become your allocation instructions for rebalancing purposes. Confirmation of the rebalancing will appear on your quarterly statement. We reserve the right to change the rebalancing frequency, at any time, in our sole discretion. We will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change in frequency. If we rebalance Contract Value from the Subaccounts and your allocation instructions do not comply with the Investment Requirements, then the portion of the rebalanced Contract Value that does not meet the Investment Requirements will be allocated to the Delaware VIP® Limited-Term Diversified Income Series as the default investment option (or any other Subaccount that we may designate for that purpose). These investments will become your allocation instructions until you tell us otherwise.
We may change the list of Subaccounts in a group, change the number of groups, change the minimum or maximum percentages of Contract Value allowed in a group or change the investment options that are or are not available to you, at any time, in our sole discretion. We will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under these riders. Our decision to make modifications will be based on several factors including the general market conditions and the style and investment objectives of the Subaccount investments.
At the time you receive notice of a change to the Investment Requirements, you may:
1.	submit your own reallocation instructions for the Contract Value, before the effective date specified in the notice, so that the Investment Requirements are satisfied;
2.	if you take no action, such changes will apply only to additional Purchase Payments or to future transfers of contract value. You will not be required to change allocations to existing Subaccounts, but you will not be allowed to add money, by either an additional Purchase Payment or a contract transfer, in excess of the new percentage applicable to a Subaccount or Subaccount group. This does not apply to Subaccounts added to Investment Requirements on or after June 30, 2009. For Subaccounts added to Investment Requirements on or after June 30, 2009, you may be subject to rebalancing as described above. If this results in a change to your allocation instructions, then these will be your new allocation instructions until you tell us otherwise; or
3.	terminate the applicable rider immediately, without waiting for a termination event if you do not wish to be subject to the new terms of the Investment Requirements.
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At this time, the Subaccount groups are as follows:
Group 1 Investments must be at least 25% of Contract Value or Account Value	Group 2 Investments cannot exceed 75% of Contract Value or Account Value	Group 3 Investments cannot exceed 10% of Contract Value or Account Value
Delaware VIP® Diversified Income Series
Delaware VIP® High Yield Series
Delaware VIP® Limited-Term Diversified Income Series
JPMorgan Insurance Trust Core Bond Portfolio
LVIP BlackRock Inflation Protected Bond Fund
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Dimensional/Vanguard Total Bond Fund
LVIP Global Income Fund
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund
LVIP SSGA Short-Term Bond Index Fund
LVIP Western Asset Core Bond Fund
Templeton Global Bond VIP Fund	All other Subaccounts except those in Group 3 and as discussed below.	Delaware VIP® REIT Series Deutsche Alternative Asset Allocation VIP Portfolio LVIP SSGA Emerging Markets 100 Fund
The ClearBridge Variable Mid Cap Portfolio, LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund, LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund, and PIMCO VIT CommodityRealReturn® Strategy Portfolio are not available. The fixed account is only available for dollar cost averaging.
To satisfy these Investment Requirements, you may allocate 100% of your Contract Value or i4LIFE® Advantage Account Value among the Subaccounts on the following list, as applicable to your contract. If you allocate less than 100% of Contract Value or i4LIFE® Advantage Account Value to or among these Subaccounts, then these Subaccounts will be considered as part of Group 1 or 2 above, as applicable, and you will be subject to the Group 1 or 2 restrictions. In addition, you can allocate 100% of your Contract Value to the Franklin Templeton Founding Investment Strategy (Franklin Income VIP Fund 34%, LVIP Franklin Templeton Global Equity Managed Volatility Fund 33% and Franklin Mutual Shares VIP Fund 33%).
•	ALPS/Stadion Core ETF Portfolio
•	American Century VP Balanced Fund
•	BlackRock Global Allocation V.I. Fund
•	Delaware VIP® Diversified Income Series
•	Delaware VIP® High Yield Series
•	Delaware VIP® Limited-Term Diversified Income Series
•	Fidelity® VIP FundsManager® 50% Portfolio
•	First Trust/Dow Jones Dividend & Income Allocation Portfolio
•	Franklin Income VIP Fund
•	JPMorgan Insurance Trust Core Bond Portfolio
•	LVIP BlackRock Global Allocation V.I. Managed Risk Fund
•	LVIP BlackRock Inflation Protected Bond Fund
•	LVIP BlackRock Scientific Allocation Fund
•	LVIP Delaware Bond Fund
•	LVIP Delaware Diversified Floating Rate Fund
•	LVIP Delaware Wealth Builder Fund
•	LVIP Dimensional/Vanguard Total Bond Fund
•	LVIP Franklin Templeton Multi-Asset Opportunities Fund
•	LVIP Global Conservative Allocation Managed Risk Fund
•	LVIP Global Growth Allocation Managed Risk Fund
•	LVIP Global Income Fund
•	LVIP Global Moderate Allocation Managed Risk Fund
•	LVIP Goldman Sachs Income Builder Fund
•	LVIP JPMorgan Retirement Income Fund
•	LVIP PIMCO Low Duration Bond Fund
•	LVIP SSGA Bond Index Fund
•	LVIP SSGA Conservative Index Allocation Fund
•	LVIP SSGA Conservative Structured Allocation Fund
•	LVIP SSGA Global Tactical Allocation Managed Volatility Fund
•	LVIP SSGA Moderate Index Allocation Fund
•	LVIP SSGA Moderate Structured Allocation Fund
•	LVIP SSGA Moderately Aggressive Index Allocation Fund
•	LVIP SSGA Moderately Aggressive Structured Allocation Fund
•	LVIP SSGA Short-Term Bond Index Fund
•	LVIP T. Rowe Price 2010 Fund
•	LVIP T. Rowe Price 2020 Fund
•	LVIP T. Rowe Price 2030 Fund
•	LVIP T. Rowe Price 2040 Fund
•	LVIP U.S. Growth Allocation Managed Risk Fund
•	LVIP Western Asset Core Bond Fund
•	MFS® VIT Total Return Series
•	Putnam VT George Putnam Balanced Fund
•	QS Variable Conservative Growth
•	Templeton Global Bond VIP Fund

To satisfy these Investment Requirements, Contract Value can be allocated in accordance with certain asset allocation models, made available to you by your broker dealer. 100% of the Contract Value can be allocated to one of the following models: Lincoln SSGA Structured Conservative Model, Lincoln SSGA Structured Moderate Model, Lincoln SSGA Structured Moderately Aggressive Model, Lincoln SSGA Structured Moderately Aggressive Equity Model, Lincoln SSGA Conservative Index Model, Lincoln SSGA Moderate
47

Index Model, Lincoln SSGA Moderately Aggressive Index Model and Lincoln SSGA Moderately Aggressive Equity Index Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your contract that meets the Investment Requirements or reallocate Contract Value among Group 1, Group 2 or Group 3 Subaccounts as described above. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider.
If you purchased the Lincoln Lifetime IncomeSM Advantage Plus rider, your only investment options until the seventh Benefit Year anniversary are to allocate 100% of your Contract Value to: the LVIP Global Moderate Allocation Managed Risk Fund, the LVIP Global Conservative Allocation Managed Risk Fund, the LVIP SSGA Conservative Structured Allocation Fund, the LVIP SSGA Conservative Index Allocation Fund (each a fund of funds) or the Franklin Income VIP Fund or to one of the following models: Lincoln SSGA Conservative Index Model, Lincoln SSGA Moderate Index Model, Lincoln SSGA Structured Conservative Model, and Lincoln SSGA Structured Moderate Model. After the seventh Benefit Year anniversary, if your rider continues, you may invest in other Subaccounts in your contract, subject to Investment Requirements applicable to your purchase date of Lincoln Lifetime IncomeSM Advantage.
Investment Requirements – Option 3
If you elect Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) or 4LATER® Advantage (Managed Risk), you must allocate your Contract Value in accordance with the Investment Requirements for Managed Risk Riders section below.
If you elect any other Living Benefit Rider, you must allocate your Contract Value in accordance with the Investment Requirements for i4LIFE® Advantage Select Guaranteed Income Benefit or other Living Benefit Riders sections below, according to which rider you purchased and the date of purchase. For all Living Benefit Riders, you can select the percentages of Contract Value (or Account Value if i4LIFE® Advantage Guaranteed Income Benefit is in effect) to allocate to individual Subaccounts within each group, but the total investment for all Subaccounts within the group must comply with the specified minimum or maximum percentages for that group.
You must hold the rider for a minimum period of time after election (the minimum time is specified under the Termination section of each rider). During this time, you will be required to adhere to the Investment Requirements. After this time, failure to adhere to the Investment Requirements will result in termination of the rider.
Certain Living Benefit Riders guarantee you the right to transition to a version of the i4LIFE® Guaranteed Income Benefit even if that version is no longer available for purchase. If you transition to i4LIFE® Guaranteed Income Benefit, the Investment Requirements under your Prior Living Benefit Rider continue to apply. See i4LIFE® Advantage – i4LIFE® Advantage Guaranteed Income Benefit Transitions for a discussion of this transition.
If you purchase a Living Benefit Rider (except i4LIFE® Advantage without Guaranteed Income Benefit), you agree to be automatically enrolled in the portfolio rebalancing option under your contract and thereby authorize us to automatically rebalance your Contract Value on a periodic basis. On each quarterly anniversary of the effective date of the rider, we will rebalance your Contract Value, proportionately, based on your allocation instructions in effect at the time of the rebalancing. Any reallocation of Contract Value among the Subaccounts made by you prior to a rebalancing date will become your allocation instructions for rebalancing purposes. Confirmation of the rebalancing will appear on your quarterly statement. If we rebalance Contract Value from the Subaccounts and your allocation instructions do not comply with the Investment Requirements, then the portion of the rebalanced Contract Value that does not meet the Investment Requirements will be allocated to the Delaware VIP Limited-Term Diversified Income Series as the default investment option or any other Subaccount that we may designate for that purpose. These investments will become your allocation instructions until you tell us otherwise.
If you elect a Living Benefit Rider, except i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) or i4LIFE® Advantage Select Guaranteed income Benefit on or after May 21, 2018, the Subaccounts of your contract are divided into groups and have specified minimum or maximum percentages of Contract Value that must be in each group at the time you purchase the rider. You can select the percentages of Contract Value to allocate to individual Subaccounts within each group, but the total investment for all Subaccounts within the group must comply with the specified minimum or maximum percentages for that group. We may change the list of Subaccounts in a group, change the number of groups, change the minimum or maximum percentages of Contract Value allowed in a group, change the investment options that are or are not available to you, or change the rebalancing frequency at any time in our sole discretion. We may make Subaccounts unavailable to you at any time in our sole discretion. You will be notified at least 30 days prior to the date of any change. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under these riders. Our decision to make modifications will be based on several factors including the general market conditions and the style and investment objectives of the subaccount investments.
If you elect i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) or i4LIFE® Advantage Select Guaranteed Income Benefit on or after May 21, 2018, we may make Subaccounts unavailable to you at any time in our sole discretion. You will be notified at least 30 days prior to the date of any change. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under these riders. Our decision to make modifications will be based on several factors including the general market conditions and the style and investment objectives of the subaccount investments.
At the time you receive notice of a change to the Investment Requirements, you may:
48

1.	submit your own reallocation instructions for the Contract Value, before the effective date specified in the notice, so that the Investment Requirements are satisfied; or
2.	take no action and be subject to the quarterly rebalancing as described above. If this results in a change to your allocation instructions, then these will be your new allocation instructions until you tell us otherwise; or
3.	terminate the applicable rider immediately, without waiting for a termination event, if you do not wish to be subject to these Investment Requirements.
Option 3 – Investment Requirements for i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) purchased on or after May 21, 2018. If you elect i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) on or after May 21, 2018, you must allocate 100% of your Account Value among one or more of the following Subaccounts only. Not all funds may be available, refer to the “Description of the Funds” section of this prospectus for more information.
•	Delaware VIP® Diversified Income Series
•	Delaware VIP® Limited-Term Diversified Income Series
•	JPMorgan Insurance Trust Core Bond Portfolio
•	LVIP American Century Select Mid Cap Managed Volatility Fund
•	LVIP BlackRock Dividend Value Managed Volatility Fund
•	LVIP BlackRock Global Allocation V.I. Managed Risk Fund
•	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
•	LVIP BlackRock Inflation Protected Bond Fund
•	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
•	LVIP Blended Core Equity Managed Volatility Fund
•	LVIP Blended Large Cap Growth Managed Volatility Fund
•	LVIP Blended Mid Cap Managed Volatility Fund
•	LVIP ClearBridge Large Cap Managed Volatility fund
•	LVIP Delaware Bond Fund
•	LVIP Delaware Diversified Floating Rate Fund
•	LVIP Dimensional International Equity Managed Volatility Fund
•	LVIP Dimensional U.S. Equity Managed Volatility Fund
•	LVIP Dimensional/Vanguard Total Bond Fund
•	LVIP Franklin Templeton Global Equity Managed Volatility Fund
•	LVIP Franklin Templeton Value Managed Volatility Fund
•	LVIP Global Conservative Allocation Managed Risk Fund
•	LVIP Global Growth Allocation Managed Risk Fund
•	LVIP Global Moderate Allocation Managed Risk Fund
•	LVIP Invesco Diversified Equity-Income Managed Volatility Fund
•	LVIP Invesco Select Equity Managed Volatility Fund
•	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
•	LVIP MFS International Equity Managed Volatility Fund
•	LVIP Multi-Manager Global Equity Managed Volatility Fund
•	LVIP PIMCO Low Duration Bond Fund
•	LVIP Select Core Equity Managed Volatility Fund
•	LVIP SSGA Bond Index Fund
•	LVIP SSGA Global Tactical Allocation Managed Volatility Fund
•	LVIP SSGA International Managed Volatility Fund
•	LVIP SSGA Large Cap Managed Volatility Fund
•	LVIP SSGA Short-Term Bond Index Fund
•	LVIP SSGA SMID Cap Managed Volatility Fund
•	LVIP U.S. Growth Allocation Managed Risk Fund
•	LVIP Western Asset Core Bond Fund

The fixed account, if available, is only available for dollar cost averaging
As an alternative, to satisfy these Investment Requirements, Account Value may be allocated in accordance with certain asset allocation models made available to you by your broker-dealer. If so, currently 100% of the Account Value can be allocated to one of the following models: 80/20 Global Allocation Managed Volatility Model, 80/20 U.S. Allocation Managed Volatility Model or 70/30 Global Allocation Managed Volatility Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your contract. If you terminate an asset allocation model, you must follow the Investment Requirements. We may exclude an asset allocation model from being available for investment at any time, in our sole discretion. You will be notified prior to the date of such a change.
Option 3 – Investment Requirements for other Managed Risk Riders. If you elect Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), 4LATER® Advantage (Managed Risk), are transitioning from one of these riders to i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk), or elect i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) prior to May 21, 2018, you must currently allocate your Contract Value among one or more of the following Subaccounts only. Not all funds may be available in your contract; refer to the “Description of the Funds” section of this prospectus for more information.
Group 1 Investments must be at least 20% of Contract Value or Account Value	Group 2 Investments cannot exceed 80% of Contract Value or Account Value	Group 3 Investments cannot exceed 10% of Contract Value or Account Value
Delaware VIP® Diversified Income Series Delaware VIP® Limited-Term Diversified Income	LVIP American Century Select Mid Cap Managed Volatility Fund	No subaccounts at this time.
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Group 1 Investments must be at least 20% of Contract Value or Account Value	Group 2 Investments cannot exceed 80% of Contract Value or Account Value	Group 3 Investments cannot exceed 10% of Contract Value or Account Value
Series
JPMorgan Insurance trust Core Bond Portfolio
LVIP BlackRock Inflation Protected Bond Fund
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Dimensional/Vanguard Total Bond Fund
LVIP Global Income Fund (not available for riders purchased on or after May 21, 2018)
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund
LVIP SSGA Short-Term Bond Index Fund
LVIP Western Asset Core Bond Fund	LVIP BlackRock Dividend Value Managed Volatility Fund
LVIP BlackRock Global Allocation V.I. Managed Risk Fund
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
LVIP Blended Core Equity Managed Volatility Fund
LVIP Blended Large Cap Growth Managed Volatility Fund
LVIP Blended Mid Cap Managed Volatility Fund
LVIP ClearBridge Large Cap Managed Volatility Fund
LVIP Dimensional International Equity Managed Volatility Fund
LVIP Dimensional U.S. Equity Managed Volatility Fund
LVIP Franklin Templeton Global Equity Managed Volatility Fund
LVIP Franklin Templeton Value Managed Volatility Fund
LVIP Global Conservative Allocation Managed Risk Fund
LVIP Global Growth Allocation Managed Risk Fund
LVIP Global Moderate Allocation Managed Risk Fund
LVIP Invesco Diversified Equity-Income Managed Volatility Fund
LVIP Invesco Select Equity Managed Volatility Fund
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
LVIP MFS International Equity Managed Volatility Fund
LVIP Multi-Manager Global Equity Managed Volatility Fund
LVIP Select Core Equity Managed Volatility Fund
LVIP SSGA Global Tactical Allocation Managed Volatility Fund
LVIP SSGA International Managed Volatility Fund
LVIP SSGA Large Cap Managed Volatility Fund
LVIP SSGA SMID Cap Managed Volatility Fund
LVIP U.S. Growth Allocation Managed Risk Fund
The fixed account is only available for dollar cost averaging.
As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Contract Value or i4LIFE® Advantage Account Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value or i4LIFE® Advantage Account Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to the Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and be subject to Group 2 restrictions.
•	Delaware VIP® Diversified Income Series
•	Delaware VIP® Limited-Term Diversified Income Series
•	JPMorgan Insurance Trust Core Bond Portfolio
•	LVIP BlackRock Global Allocation V.I. Managed Risk Fund
•	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
•	LVIP BlackRock Inflation Protected Bond Fund
•	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
•	LVIP Delaware Bond Fund
•	LVIP Delaware Diversified Floating Rate Fund
•	LVIP Dimensional/Vanguard Total Bond Fund
•	LVIP Global Conservative Allocation Managed Risk Fund
•	LVIP Global Growth Allocation Managed Risk Fund
•	LVIP Global Income Fund (not available for riders purchased on or after May 21, 2018)
•	LVIP Global Moderate Allocation Managed Risk Fund
•	LVIP PIMCO Low Duration Bond Fund
•	LVIP SSGA Bond Index Fund

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•	LVIP SSGA Global Tactical Allocation Managed Volatility Fund
•	LVIP SSGA Short-Term Bond Index Fund
•	LVIP U.S. Growth Allocation Managed Risk Fund
•	LVIP Western Asset Core Bond Fund
Additionally, Contract Value may be allocated in accordance with certain asset allocation models made available to you by your broker-dealer. If so, currently 100% of the Contract Value can be allocated to one of the following models: 80/20 Global Allocation Managed Volatility Model, 80/20 U.S. Allocation Managed Volatility Model or 70/30 Global Allocation Managed Volatility Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your contract. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. We may exclude an asset allocation model from being available for investment at any time, in our sole discretion. You will be notified prior to the date of such a change.
Option 3 – Investment Requirements for i4LIFE® Advantage Select Guaranteed Income Benefit purchased on or after May 21, 2018. If you elect i4LIFE® Advantage Select Guaranteed Income Benefit on or after May 21, 2018, you may allocate 100% of your Account Value among all Subaccounts except those listed below.
•	AB VPS Global Thematic Growth Portfolio
•	AB VPS Large Cap Growth Portfolio
•	American Funds Global Growth Fund
•	American Funds Global Small Capitalization Fund
•	American Funds Growth Fund
•	American funds Growth-Income Fund
•	American Funds International Fund
•	ClearBridge Variable Mid cap Portfolio
•	Delaware VIP® Emerging Markets Series
•	Delaware VIP® High Yield Series
•	Delaware VIP® REIT Series
•	Delaware VIP® Smid Cap Core Series
•	Deutsche Alternative Asset Allocation VIP Portfolio
•	Fidelity® VIP Growth Portfolio
•	Invesco V.I. American Franchise Fund
•	Invesco V.I. Core Equity Fund
•	Janus Henderson Balanced Portfolio
•	Janus Henderson Enterprise Portfolio
•	Janus Henderson Global Research Portfolio
•	LVIP American Global Small Capitalization
•	LVIP Clarion Global Real Estate Fund
•	LVIP Global Income Fund
•	LVIP SSGA Emerging Markets 100 Fund
•	LVIP T. Rowe Price 2010 Fund
•	LVIP T. Rowe Price 2020 Fund
•	LVIP T. Rowe Price 2030 Fund
•	LVIP T. Rowe Price 2040 Fund
•	LVIP T. Rowe Price Growth Stock Fund
•	LVIP Wellington Capital Growth Fund
•	MFS®VIT Utilities Series
•	MFS® VIT II Core Equity Portfolio
•	PIMCO VIT CommodityRealReturn® Strategy Portfolio
•	Putnam VT Equity Income Fund
•	Putnam VT Global Health Care Fund
•	Templeton Global Bond VIP Fund
•	Templeton Growth VIP Fund

The fixed account, if available, is only available for dollar cost averaging.
As an alternative, to satisfy these Investment Requirements, Account Value may be allocated in accordance with certain asset allocation models made available to you by your broker-dealer. If so, currently 100% of the Account Value can be allocated to one of the following models, if available: Active Passive Global Growth Allocation Model Dimensional/Vanguard Moderate Allocation Model, Dimensional/Vanguard Global Growth Allocation Model, Multi-Manager Domestic Growth Allocation Model or Multi-Manager Moderate Allocation Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your contract that meets the Investment Requirements or reallocate Account Value according to the Investment Requirements listed above. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. We may exclude an asset allocation model from being available for investment at any time, in our sole discretion. You will be notified prior to the date of such a change.
Option 3 – Investment Requirements for other Living Benefit Riders purchased on or after October 3, 2016. If you elect Lincoln Market Select® Advantage, 4LATER® Select Advantage or Lincoln Long-Term CareSM Advantage on or after October 3, 2016, i4LIFE® Advantage Select Guaranteed Income Benefit on or after October 3, 2016 but prior to May 21, 2018, or you are transitioning to i4LIFE® Advantage Select Guaranteed Income Benefit from one of these riders, you must currently allocate your Contract Value among one or more of the following Subaccounts.
Group 1 Investments must be at least 20% of Contract Value or Account Value.	Group 2 Investments cannot exceed 80% of Contract Value or Account Value.
Delaware VIP® Diversified Income Series Delaware VIP® Limited-Term Diversified Income Series JPMorgan Insurance Trust Core Bond Portfolio LVIP BlackRock Inflation Protected Bond Fund	AB VPS Small/Mid Cap Value Portfolio ALPS/Stadion Core ETF Portfolio American Century VP Balanced Fund American Century VP Large Company Value Fund
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Group 1 Investments must be at least 20% of Contract Value or Account Value.	Group 2 Investments cannot exceed 80% of Contract Value or Account Value.
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Dimensional/Vanguard Total Bond Fund
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund
LVIP SSGA Short-Term Bond Index Fund
LVIP Western Asset Core Bond Fund	American Funds Global Growth Fund
American Funds Growth Fund
American Funds Growth-Income Fund
American Funds International Fund
BlackRock Global Allocation V.I. Fund
ClearBridge Variable Large Cap Growth Portfolio
Delaware VIP® Small Cap Value Series
Delaware VIP® U.S. Growth Series
Delaware VIP® Value Series
Fidelity® VIP Contrafund® Portfolio
Fidelity® VIP FundsManager® 50% Portfolio
Fidelity® VIP Mid Cap Portfolio
First Trust/Dow Jones Dividend & Income Allocation Portfolio
Franklin Income VIP Fund
Franklin Mutual Shares VIP Fund
Invesco V.I. Equally-Weighted S&P 500 Fund
Invesco V.I. International Growth Fund
JPMorgan Insurance Trust Global Allocation Portfolio
LVIP American Global Growth Fund
LVIP American Growth Fund
LVIP American Growth-Income Fund
LVIP American International Fund
LVIP Baron Growth Opportunities Fund
LVIP BlackRock Global Allocation V.I. Managed Risk Fund
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
LVIP BlackRock Scientific Allocation Fund
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
LVIP Delaware Social Awareness Fund
LVIP Delaware Special Opportunities Fund
LVIP Delaware Wealth Builder Fund
LVIP Dimensional International Core Equity Fund
LVIP Dimensional U.S. Core Equity 1 Fund
LVIP Dimensional U.S. Core Equity 2 Fund
LVIP Franklin Templeton Multi-Asset Opportunities Fund
LVIP Global Conservative Allocation Managed Risk Fund
LVIP Global Growth Allocation Managed Risk Fund
LVIP Global Moderate Allocation Managed Risk Fund
LVIP Goldman Sachs Income Building Fund
LVIP Government Money Market Fund
LVIP JPMorgan High Yield Fund
LVIP JPMorgan Retirement Income Fund
LVIP MFS International Growth Fund
LVIP MFS Value Fund
LVIP Mondrian International Value Fund
LVIP SSGA Conservative Index Allocation Fund
LVIP SSGA Conservative Structured Allocation Fund
LVIP SSGA Developed International 150 Fund
LVIP SSGA Global Tactical Allocation Managed Volatility Fund
LVIP SSGA International Index Fund
LVIP SSGA Large Cap 100 Fund
LVIP SSGA Mid-Cap Index Fund
LVIP SSGA Moderate Index Allocation Fund
LVIP SSGA Moderate Structured Allocation Fund
LVIP SSGA Moderately Aggressive Index Allocation Fund
LVIP SSGA Moderately Aggressive Structured Allocation Fund
LVIP SSGA S&P 500 Index Fund
LVIP SSGA Small-Cap Index Fund
LVIP SSGA Small-Mid Cap 200 Fund
LVIP T. Rowe Price Structured Mid-Cap Growth Fund
LVIP U.S. Growth Allocation Managed Risk Fund
LVIP Vanguard Domestic Equity ETF Fund
LVIP Vanguard International Equity ETF Fund
LVIP Wellington Mid-Cap Value Fund
MFS® VIT Growth Series
MFS® VIT Total Return Series
Putnam VT George Putnam Balanced Fund
QS Variable Conservative Growth
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As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Contract Value or i4LIFE® Advantage Account Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value or i4LIFE® Advantage Account Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to the Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and be subject to Group 2 restrictions.
•	ALPS/Stadion Core ETF Portfolio
•	American Century VP Balanced Fund
•	BlackRock Global Allocation V.I. Fund
•	Delaware VIP® Diversified Income Series
•	Delaware VIP® Limited-Term Diversified Income Series
•	Fidelity® VIP FundsManager® 50% Portfolio
•	First Trust/Dow Jones Dividend & Income Allocation Portfolio
•	JPMorgan Insurance Trust Core Bond Portfolio
•	LVIP BlackRock Global Allocation V.I. Managed Risk Fund
•	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
•	LVIP BlackRock Inflation Protected Bond Fund
•	LVIP BlackRock Scientific Allocation Fund
•	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
•	LVIP Delaware Bond Fund
•	LVIP Delaware Diversified Floating Rate Fund
•	LVIP Delaware Wealth Builder Fund
•	LVIP Dimensional/Vanguard Total Bond Fund
•	LVIP Franklin Templeton Multi-Asset Opportunities Fund
•	LVIP Global Conservative Allocation Managed Risk Fund
•	LVIP Global Growth Allocation Managed Risk Fund
•	LVIP Global Moderate Allocation Managed Risk Fund
•	LVIP Goldman Sachs Income Builder Fund
•	LVIP JPMorgan Retirement Income Fund
•	LVIP PIMCO Low Duration Bond Fund
•	LVIP SSGA Bond Index Fund
•	LVIP SSGA Conservative Index Allocation Fund
•	LVIP SSGA Conservative Structured Allocation Fund
•	LVIP SSGA Global Tactical Allocation Managed Volatility Fund
•	LVIP SSGA Moderate Index Allocation Fund
•	LVIP SSGA Moderate Structured Allocation Fund
•	LVIP SSGA Moderately Aggressive Index Allocation Fund
•	LVIP SSGA Moderately Aggressive Structured Allocation Fund
•	LVIP SSGA Short-Term Bond Index Fund
•	LVIP U.S. Growth Allocation Managed Risk Fund
•	LVIP Western Asset Core Bond Fund
•	MFS® VIT Total Return Series
•	Putnam VT George Putnam Balanced Fund
•	QS Variable Conservative Growth

The fixed account is only available for dollar cost averaging.
Additionally, Contract Value may be allocated in accordance with certain asset allocation models made available to you by your broker-dealer. If so, currently 100% of the Contract Value can be allocated to one of the following models, if available: Active Passive Global Growth Allocation Model Dimensional/Vanguard Moderate Allocation Model, Dimensional/Vanguard Global Growth Allocation Model, Multi-Manager Domestic Growth Allocation Model or Multi-Manager Moderate Allocation Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your contract that meets the Investment Requirements or reallocate Contract Value according to the Investment Requirements listed above. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. We may exclude an asset allocation model from being available for investment at any time, in our sole discretion. You will be notified prior to the date of such a change.
Option 3 – Investment Requirements for other Living Benefit Riders purchased on or after October 5, 2015 and prior to October 3, 2016. For i4LIFE® Advantage Guaranteed Income Benefit (version 4) and Lincoln Long-Term CareSM Advantage riders purchased on or after October 5, 2015 and prior to October 3, 2016, you must currently allocate your Contract Value or Account Value among one or more of the following Subaccounts only:
Group 1 Investments must be at least 30% of Contract Value or Account Value	Group 2 Investments cannot exceed 70% of Contract Value or Account Value	Group 3 Investments cannot exceed 10% of Contract Value or Account Value
Delaware VIP® Diversified Income Series
Delaware VIP® Limited-Term Diversified Income Series
JPMorgan Insurance Trust Core Bond Portfolio
LVIP BlackRock Inflation Protected Bond Fund
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Dimensional/Vanguard Total Bond Fund
LVIP Global Income Fund
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund
LVIP SSGA Short-Term Bond Index Fund
LVIP Western Asset Core Bond Fund
AB VPS Small/Mid Cap Value Portfolio
ALPS/Stadion Core ETF Portfolio
American Century VP Balanced Fund
American Century VP Large Company Value Fund
American Funds Global Growth Fund
American Funds Growth Fund
American Funds Growth-Income Fund
American Funds International Fund
BlackRock Global Allocation V.I. Fund
ClearBridge Variable Large Cap Growth Portfolio
Delaware VIP® Small Cap Value Series
Delaware VIP® U.S. Growth Series
Delaware VIP® Value Series
AB VPS Global Thematic Growth Portfolio
American Funds Global Small Capitalization Fund
Delaware VIP® Emerging Markets Series
Delaware VIP® REIT Series
Delaware VIP® Smid Cap Core Series
Deutsche Alternative Asset Allocation VIP Portfolio
LVIP American Global Small Capitalization Fund
LVIP Clarion Global Real Estate Fund
LVIP SSGA Emerging Markets 100 Fund
MFS® VIT Utilities Series
53

Group 1 Investments must be at least 30% of Contract Value or Account Value	Group 2 Investments cannot exceed 70% of Contract Value or Account Value	Group 3 Investments cannot exceed 10% of Contract Value or Account Value
Fidelity® VIP Contrafund® Portfolio
Fidelity® VIP FundsManager® 50% Portfolio
Fidelity® VIP Mid Cap Portfolio
First Trust/Dow Jones Dividend & Income Allocation Portfolio
Franklin Income VIP Fund
Franklin Mutual Shares VIP Fund
Invesco V.I. Equally-Weighted S&P 500 Fund
Invesco V.I. International Growth Fund
JP Morgan Insurance Trust Global Allocation Portfolio
LVIP American Global Growth Fund
LVIP American Growth Fund
LVIP American Growth-Income Fund
LVIP American International Fund
LVIP Baron Growth Opportunities Fund
LVIP BlackRock Scientific Allocation Fund
LVIP Delaware Social Awareness Fund
LVIP Delaware Special Opportunities Fund
LVIP Delaware Wealth Builder Fund
LVIP Dimensional International Core Equity Fund
LVIP Dimensional U.S. Core Equity 1 Fund
LVIP Dimensional U.S. Core Equity 2 Fund
LVIP Franklin Templeton Multi-Asset Opportunities Fund
LVIP Goldman Sachs Income Builder Fund
LVIP Government Money Market Fund
LVIP JPMorgan High Yield Fund
LVIP JPMorgan Retirement Income Fund
LVIP MFS International Growth Fund
LVIP MFS Value Fund
LVIP Mondrian International Value Fund
LVIP SSGA Conservative Index Allocation Fund
LVIP SSGA Conservative Structured Allocation Fund
LVIP SSGA Developed International 150 Fund
LVIP SSGA International Index Fund
LVIP SSGA Large Cap 100 Fund
LVIP SSGA Mid-Cap Index Fund
LVIP SSGA Moderate Index Allocation Fund
LVIP SSGA Moderate Structured Allocation Fund
LVIP SSGA Moderately Aggressive Index Allocation Fund
LVIP SSGA Moderately Aggressive Structured Allocation Fund
LVIP SSGA S&P 500 Index Fund
LVIP SSGA Small-Cap Index Fund
LVIP SSGA Small-Mid Cap 200 Fund
LVIP T. Rowe Price Structured Mid-Cap Growth Fund
LVIP Vanguard Domestic Equity ETF Fund
LVIP Vanguard International Equity ETF Fund
LVIP Wellington Mid-Cap Value Fund
MFS® VIT Growth Series
MFS® VIT Total Return Series
Putnam VT George Putnam Balanced Fund
QS Variable Conservative Growth
The fixed account is only available for dollar cost averaging.
As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Contract Value or i4LIFE® Advantage Account Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value or i4LIFE® Advantage Account Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to the Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and be subject to Group 2 restrictions.
•	ALPS/Stadion Core ETF Portfolio
•	American Century VP Balanced Fund
•	BlackRock Global Allocation V.I. Fund
•	Delaware VIP® Diversified Income Series

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•	Delaware VIP® Limited-Term Diversified Income Series
•	Fidelity® VIP FundsManager® 50% Portfolio
•	First Trust/Dow Jones Dividend & Income Allocation Portfolio
•	JPMorgan Insurance Trust Core Bond Portfolio
•	LVIP BlackRock Inflation Protected Bond Fund
•	LVIP BlackRock Scientific Allocation Fund
•	LVIP Delaware Bond Fund
•	LVIP Delaware Diversified Floating Rate Fund
•	LVIP Delaware Wealth Builder Fund
•	LVIP Dimensional/Vanguard Total Bond Fund
•	LVIP Franklin Templeton Multi-Asset Opportunities Fund
•	LVIP Global Income Fund
•	LVIP Goldman Sachs Income Builder Fund
•	LVIP JPMorgan Retirement Income Fund
•	LVIP PIMCO Low Duration Bond Fund
•	LVIP SSGA Bond Index Fund
•	LVIP SSGA Conservative Index Allocation Fund
•	LVIP SSGA Conservative Structured Allocation Fund
•	LVIP SSGA Moderate Index Allocation Fund
•	LVIP SSGA Moderate Structured Allocation Fund
•	LVIP SSGA Moderately Aggressive Index Allocation Fund
•	LVIP SSGA Moderately Aggressive Structured Allocation Fund
•	LVIP SSGA Short-Term Bond Index Fund
•	LVIP Western Asset Core Bond Fund
•	MFS® VIT Total Return Series
•	Putnam VT George Putnam Balanced Fund
•	QS Variable Conservative Growth
Option 3 – Investment Requirements for other Living Benefit Riders purchased prior to October 5, 2015. If you elected a Living Benefit Rider other than Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) or 4LATER® Advantage (Managed Risk), prior to October 5, 2015, you must currently allocate your Contract Value among one or more of the following Subaccounts only:
Group 1 Investments must be at least 30% of Contract Value or Account Value	Group 2 Investments cannot exceed 70% of Contract Value or Account Value	Group 3 Investments cannot exceed 10% of Contract Value or Account Value
Delaware VIP® Diversified Income Series
Delaware VIP® Limited-Term Diversified Income Series
JPMorgan Insurance Trust Core Bond Portfolio
LVIP BlackRock Inflation Protected Bond Fund
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Dimensional/Vanguard Total Bond Fund
LVIP Global Income Fund
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund
LVIP SSGA Short-Term Bond Index Fund
LVIP Western Asset Core Bond Fund
All other Subaccounts except those in Group 3 and as described below.	AB VPS Global Thematic Growth Portfolio
Delaware VIP® Emerging Markets Series
Delaware VIP® REIT Series
Deutsche Alternative Asset Allocation VIP Portfolio
LVIP Clarion Global Real Estate Fund
LVIP SSGA Emerging Markets 100 Fund
MFS® VIT Utilities Series
The ClearBridge Variable Mid Cap Portfolio, LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund, LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund, PIMCO VIT CommodityRealReturn® Strategy Portfolio, and Templeton Global Bond VIP Fund are not available. The fixed account is only available for dollar cost averaging.
As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Contract Value or i4LIFE® Advantage Account Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value or i4LIFE® Advantage Account Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to the Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and be subject to Group 2 restrictions.
•	ALPS/Stadion Core ETF Portfolio
•	American Century VP Balanced Fund
•	BlackRock Global Allocation V.I. Fund
•	Delaware VIP® Diversified Income Series
•	Delaware VIP® Limited-Term Diversified Income Series
•	Fidelity® VIP FundsManager® 50% Portfolio
•	First Trust/Dow Jones Dividend & Income Allocation Portfolio
•	Franklin Income VIP Fund
•	JPMorgan Insurance Trust Core Bond Portfolio
•	LVIP BlackRock Global Allocation V.I. Managed Risk Fund
•	LVIP BlackRock Inflation Protected Bond Fund
•	LVIP BlackRock Scientific Allocation Fund
•	LVIP Delaware Bond Fund
•	LVIP Delaware Diversified Floating Rate Fund
•	LVIP Delaware Wealth Builder Fund
•	LVIP Dimensional/Vanguard Total Bond Fund
•	LVIP Franklin Templeton Multi-Asset Opportunities Fund
•	LVIP Global Conservative Allocation Managed Risk Fund

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•	LVIP Global Growth Allocation Managed Risk Fund
•	LVIP Global Income Fund
•	LVIP Global Moderate Allocation Managed Risk Fund
•	LVIP Goldman Sachs Income Builder Fund
•	LVIP JPMorgan Retirement Income Fund
•	LVIP PIMCO Low Duration Bond Fund
•	LVIP SSGA Bond Index Fund
•	LVIP SSGA Conservative Index Allocation Fund
•	LVIP SSGA Conservative Structured Allocation Fund
•	LVIP SSGA Global Tactical Allocation Managed Volatility Fund
•	LVIP SSGA Moderate Index Allocation Fund
•	LVIP SSGA Moderate Structured Allocation Fund
•	LVIP SSGA Moderately Aggressive Index Allocation Fund
•	LVIP SSGA Moderately Aggressive Structured Allocation Fund
•	LVIP SSGA Short-Term Bond Index Fund
•	LVIP T. Rowe Price 2010 Fund
•	LVIP T. Rowe Price 2020 Fund
•	LVIP U.S. Growth Allocation Managed Risk Fund
•	LVIP Western Asset Core Bond Fund
•	MFS® VIT Total Return Series
•	Putnam VT George Putnam Balanced Fund
•	QS Variable Conservative Growth
To satisfy these Investment Requirements, Contract Value may be allocated in accordance with certain asset allocation models (depending on when you purchased your contract) made available to you by your broker-dealer. If so, currently 100% of the Contract Value can be allocated to one of the following models: Lincoln SSGA Structured Conservative Model, Lincoln SSGA Structured Moderate Model, Lincoln SSGA Structured Moderately Aggressive Model, Lincoln SSGA Conservative Index Model, Lincoln SSGA Moderate Index Model and Lincoln SSGA Moderately Aggressive Index Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your contract that meets the Investment Requirements or reallocate Contract Value among Group 1, Group 2 or Group 3 Subaccounts as described above. These models are not available for contracts issued on or after November 15, 2010. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider.
If you purchased the Lincoln Lifetime IncomeSM Advantage Plus rider on or after January 20, 2009, your only investment options until the seventh Benefit Year anniversary are to allocate 100% of your Contract Value to: the LVIP Global Conservative Allocation Managed Risk Fund, the LVIP SSGA Conservative Structured Allocation Fund or the LVIP SSGA Conservative Index Allocation Fund (each a fund of funds), or, if your contract was purchased prior to November 15, 2010, to one of the following models: Lincoln SSGA Conservative Index Model and the Lincoln SSGA Structured Conservative Model. After the seventh Benefit Year anniversary, if your rider continues, you may invest in other Subaccounts in your contract, subject to Investment Requirements applicable to your purchase date of Lincoln Lifetime IncomeSM Advantage.
Living Benefit Riders
This section describes the optional Living Benefit Riders currently offered under this variable annuity contract. Each rider offers one of the following:
•	a minimum withdrawal benefit:
•	Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk),
•	Lincoln Market Select® Advantage;
•	a minimum Annuity Payout:
•	4LATER® Select Advantage,
•	i4LIFE® Advantage with or without the Guaranteed Income Benefit; or
•	a qualified long-term care benefit rider:
•	Lincoln Long-Term CareSM Advantage.
The following Living Benefit Riders are no longer available for purchase:
•	Lincoln Lifetime IncomeSM Advantage 2.0,
•	Lincoln Lifetime IncomeSM Advantage,
•	Lincoln SmartSecurity® Advantage,
•	4LATER® Advantage (Managed Risk), and
•	4LATER® Advantage.
Certain versions of i4LIFE® Advantage Guaranteed Income Benefit are also unavailable unless guaranteed under the terms of another rider. Lincoln Lifetime IncomeSM Advantage 2.0 is described in the Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) section. All other unavailable Living Benefit Riders are described in an Appendix to this prospectus.
These Living Benefit Riders provide different methods to take income from your Contract Value or receive lifetime payments and provide certain guarantees, regardless of the investment performance of the contract. These guarantees are subject to certain conditions, as set forth below. There are differences between the riders in the features provided, income rates, and investment options available,
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as well as the charge structure. The age at which you may begin receiving a benefit from your rider may vary between riders. In addition, the purchase of one rider may impact the availability of another rider. Not all riders will be available at all times. Before you elect a rider, or terminate your existing rider to elect a new rider, you should carefully review the terms and conditions of each rider. Riders elected at contract issue will be effective on the contract’s effective date. Riders elected after the contract is issued will be effective on the next Valuation Date following approval by us.
The benefits and features of the optional Living Benefit Riders are separate and distinct from the downside protection strategies that may be employed by the funds offered under the contract. The riders do not guarantee the investment results of the funds.
There is no guarantee that any Living Benefit Rider (except i4LIFE® Advantage) will be available in the future, as we reserve the right to discontinue them at any time upon advance written notice to you. In addition, we may make different versions of a rider available to new purchasers. You cannot elect more than one Living Benefit Rider or any other payout option offered in your contract at any one time.
Excess Withdrawals under certain Living Benefit Riders may result in a reduction or premature termination of those benefits or of those riders. If you are not certain how an Excess Withdrawal will reduce your future guaranteed amounts, you should contact either your registered representative or us prior to requesting a withdrawal to find out what impact, if any, the Excess Withdrawal will have on any guarantees under the Living Benefit Rider. Terms and conditions may change after the contract is purchased.
If you purchase a Living Benefit Rider (except i4LIFE® Advantage without the Guaranteed Income Benefit), you will be required to adhere to Investment Requirements, which will limit your ability to invest in certain Subaccounts offered in your contract. In addition, the fixed account is not available except for use with dollar cost averaging. See The Contracts – Investment Requirements for more information.
From time to time, we relax our rules that apply to dropping certain riders and subsequently adding certain new ones. For example, we may waive the waiting period and instead permit you to add a new rider immediately after dropping your old one. We may also let you drop a rider before it has been in effect for the required holding period. When you drop your old rider, your old rider and charge will be terminated. As of the date of this prospectus, we currently have such an offer in place.
If you drop a rider for a new one during a period of time when we do not have an offer in place or have a different offer, you will not be eligible for any future offers related to the rider you previously dropped, even if such future offer would have included a greater or different benefit.
Rate Sheets
The current Guaranteed Annual Income rates and Guaranteed Income Benefit percentages available under certain Living Benefit Riders are declared in a prospectus supplement, called a Rate Sheet. The Rate Sheet indicates the current rates and/or current percentages, their effective period, and the date by which your application or rider election form must be signed and dated for a rider to be issued with those rates and/or percentages. The rates and/or percentages may change periodically and may be higher or lower than the rates and/or percentages on the previous Rate Sheet.
At least 10 days before the end of the indicated effective period the rates and/or percentages for the next effective period will be disclosed in a new Rate Sheet. In order to get the rate and/or percentage indicated in a Rate Sheet, your application or rider election form must be signed and dated on or before the last day of the effective period noted in that Rate Sheet. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your registered representative, online at www.LincolnFinancial.com or by calling us at 1-888-868-2583. The rates and/or percentages from previous effective periods are included in an Appendix to this prospectus.
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk)
All terms that apply to Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) apply to Lincoln Lifetime IncomeSM Advantage 2.0 except as noted. Lincoln Lifetime IncomeSM Advantage 2.0 is no longer available for purchase.
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) is a Living Benefit Rider available for purchase that provides:
•	Guaranteed lifetime periodic withdrawals for you (and your spouse if the joint life option is selected) up to the Guaranteed Annual Income amount which is based upon a guaranteed Income Base;
•	An Enhancement amount added to the Income Base if certain criteria are met, as set forth below;
•	Automatic Annual Step-ups of the Income Base to the Contract Value if the Contract Value is equal to or greater than the Income Base after the Enhancement; and
•	Age-based increases to the Guaranteed Annual Income amount (after reaching a higher age-band and after an Automatic Annual Step-up).
Guaranteed Annual Income payments are available after the younger of you or your spouse (joint life option) reach age 55 and are based upon specified percentages of the Income Base which are age-based and may increase over time. You may receive Guaranteed
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Annual Income payments for your lifetime or for the lifetimes of you and your spouse if the joint life option is chosen. You may consider purchasing Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) if you want a guaranteed lifetime income payment that may grow as you get older and may increase through the Automatic Annual Step-up and Enhancement.
Please note any withdrawals made prior to age 55 or that exceed the Guaranteed Annual Income amount are considered Excess Withdrawals. In most states, amounts that are payable to any assignee or assignee’s bank account are also considered Excess Withdrawals. Excess Withdrawals may significantly reduce your Income Base and Enhancement Base as well as your Guaranteed Annual Income amount by an amount greater than the dollar amount of the Excess Withdrawal, and will terminate the rider if the Income Base is reduced to zero. Withdrawals will also negatively impact the availability of an Enhancement.
The Contractowner, Annuitant or Secondary Life may not be changed while this rider is in effect (except if the Secondary Life assumes ownership of the contract upon death of the Contractowner), including any sale or assignment of the contract as collateral.
Availability. Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) is only available for election if your contract was issued prior to August 26, 2013. If you elect the rider, it will be effective on the next Valuation Date following approval by us. The Contract Value must be at least $25,000.
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) is available for purchase with nonqualified and qualified (IRAs and Roth IRAs) annuity contracts. The Contractowner/Annuitant (as well as the spouse under the joint life option) must be age 85 or younger at the time this rider is elected.
If you purchased your contract prior to August 26, 2013 and you own a Living Benefit Rider (other than Lincoln Lifetime IncomeSM Advantage 2.0) and you wish to elect Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), you must first terminate your existing Living Benefit Rider. You must wait at least 12 months after this termination and also comply with your existing Living Benefit Rider’s termination rules, before you will be able to elect Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) (if available). For further information on termination rules, see the “Termination” section associated with your Living Benefit Rider. In all cases, by terminating your existing Living Benefit Rider, you will no longer be entitled to any of the benefits that have accrued under that rider.
Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. If your Benefit Year anniversary falls on a day that the New York Stock Exchange is closed, any benefit calculations scheduled to occur on that anniversary will occur on the next Valuation Date.
Income Base and Enhancement Base. The Income Base is a value used to calculate your Guaranteed Annual Income amount. The initial Income Base varies based on when you elect the rider. If you elect the rider at the time you purchase the contract, the initial Income Base will equal your initial Purchase Payment. If you elect the rider after we issue the contract, the initial Income Base will equal the Contract Value on the effective date of the rider. The Income Base is increased by subsequent Purchase Payments, Enhancements, and Automatic Annual Step-ups, and decreased by Excess Withdrawals in accordance with the provisions set forth below. The maximum Income Base is $10 million. This maximum takes into consideration the total guaranteed amounts under the Living Benefit Riders of all Lincoln Life contracts (or contracts issued by our affiliates) in which you (and/or spouse if joint life option) are the covered lives.
For rider elections on and after April 2, 2018, and subject to state availability, the Enhancement Base is the value used to calculate the amount that may be added to the Income Base upon an Enhancement. The Enhancement Base is equal to the Contract Value on the effective date of the rider, increased by subsequent Purchase Payments and Automatic Annual Step-ups, and decreased by Excess Withdrawals in accordance with the provisions set forth below. The Enhancement Base is not increased by an Enhancement. Rider elections prior to April 2, 2018 do not have an Enhancement Base.
Neither the Income Base nor the Enhancement Base is available to you as the lump sum withdrawal or as a Death Benefit.
Additional Purchase Payments automatically increase the Income Base (not to exceed the maximum Income Base) and Enhancement Base by the amount of the Purchase Payment. For example, a $10,000 additional Purchase Payment will increase the Income Base and Enhancement Base by $10,000. Any Purchase Payment made after the initial Purchase Payment will be added immediately to the Income Base and Enhancement Base and will result in an increased Guaranteed Annual Income amount but must be invested in the contract at least one Benefit Year before it will be used in calculating an Enhancement. Any Purchase Payments made within the first 90 days after the effective date of the rider will be included in the Income Base and Enhancement Base for purposes of calculating the Enhancement on the first Benefit Year anniversary.
After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. No additional Purchase Payments are allowed if the Contract Value decreases to zero for any reason including market loss. No additional Purchase Payments are allowed after the Nursing Home Enhancement is requested and approved by us (as described later in this prospectus).
Excess Withdrawals reduce the Income Base and Enhancement Base as discussed below. Withdrawals less than or equal to the Guaranteed Annual Income amount will not reduce the Income Base or Enhancement Base.
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Enhancement. You are eligible for an Enhancement for at least 10 years from the effective date of the rider. On each Benefit Year anniversary the Income Base will be increased by an Enhancement if:
a. the Contractowner/Annuitant (as well as the spouse if the joint life option is in effect) is under age 86;
b. there are no withdrawals in the preceding Benefit Year;
c. the rider is within the Enhancement Period;
d. the Income Base after the Enhancement amount is added would be greater than the Income Base after the Automatic Annual Step-up; and
e. the Enhancement Base is greater than zero.
For riders elected on and after April 2, 2018, and subject to state availability, the Enhancement equals the Enhancement Base, minus Purchase Payments received in the preceding Benefit Year, multiplied by 6%. For rider elections prior to April 2, 2018, the Enhancement equals the Income Base, minus Purchase Payments received in the preceding Benefit Year, multiplied by 5%. The Enhancement Base and Income Base are not reduced by Purchase Payments received in the first 90 days after the rider effective date.
If you decline an Enhancement, you will continue to be eligible for an Enhancement starting on the next Benefit Year anniversary as long as you meet the conditions listed above.
Note: The Enhancement is not available on any Benefit Year anniversary if an Automatic Annual Step-up to the Income Base occurs, or where there has been a withdrawal of Contract Value (including a Guaranteed Annual Income payment) in the preceding Benefit Year. If you are eligible (as defined above) for the Enhancement in the next Benefit Year, the Enhancement will not occur until the Benefit Year anniversary of that year.
The following is an example of the impact of the 6% Enhancement on the Income Base and assumes that no withdrawals have been made.
Initial Purchase Payment = $100,000; Income Base = $100,000; Enhancement Base = $100,000
Additional Purchase Payment on day 30 = $15,000; Income Base = $115,000; Enhancement Base = $115,000
On the first Benefit Year anniversary, because the additional Purchase Payment is within the first 90 days after the effective date of the rider, the Income Base will not be less than $121,900 (= $100,000 x 1.06 + $15,000 x 1.06).
Consider a further additional Purchase Payment on day 95 = $10,000; Income Base = $125,000; Enhancement Base = $125,000
This additional Purchase Payment is not eligible for the Enhancement on the first Benefit Year anniversary because it was received after the first 90 days after the effective date for the rider. It will not be eligible for the 6% Enhancement until the second Benefit Year anniversary. Therefore, on the first Benefit Year anniversary, the Income Base will not be less than $131,900 (= $100,000 x 1.06 + $15,000 x 1.06 + $10,000).
As explained below, an Enhancement and Automatic Annual Step-up will not occur in the same year. If the Automatic Annual Step-up provides an increase equal to or greater than what the Enhancement provides, you will not receive the Enhancement. It is possible that this could happen each Benefit Year (because the Automatic Annual Step-up provided a larger increase each year), and therefore the Enhancement would not apply. The Enhancement or the Automatic Annual Step-up cannot increase the Income Base above the maximum Income Base of $10 million.
An example of the impact of a withdrawal on the Enhancement is included in the Withdrawal Amount section below.
Enhancement Period. The original Enhancement Period is a 10-year period that begins on the effective date of the rider. A new Enhancement Period begins immediately following an Automatic Annual Step-up. If during any Enhancement Period there are no Automatic Annual Step-ups, the Enhancements will stop at the end of the Enhancement Period and will not restart until the next Benefit Year anniversary following the Benefit Year anniversary upon which an Automatic Annual Step-up occurs.
Automatic Annual Step-ups. The Income Base and Enhancement Base will automatically step-up to the Contract Value on each Benefit Year anniversary if:
a.	the Contractowner/Annuitant (single life option), or the Contractowner/Annuitant and spouse (joint life option) are under age 86; and
b.	the Contract Value on that Benefit Year anniversary, after the deduction of any withdrawals (including the rider charge and account fee), plus any Purchase Payments made on that date and Persistency Credits, if any, added on that date, is equal to or greater than the Income Base after an Enhancement (if any).
Each time the Automatic Annual Step-up occurs a new Enhancement Period starts. The Automatic Annual Step-up is available even in years when a withdrawal has occurred.
If you decline an Automatic Annual Step-up during an Enhancement Period, you will continue to be eligible for an Enhancement through the end of the Enhancement Period as long as you meet the conditions listed above.
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Following is an example of how the Automatic Annual Step-ups and the 6% Enhancement impact the Income Base (assuming no withdrawals or additional Purchase Payments):
	Contract Value	Income Base	Enhancement Base	Enhancement amount added to Income Base
At issue	$100,000	$100,000	$100,000	-
1st Benefit Year anniversary	$104,000	$106,000	$100,000	$6,000
2nd Benefit Year anniversary	$107,000	$112,000	$100,000	$6,000
3rd Benefit Year anniversary	$115,000	$118,000	$100,000	$6,000
4th Benefit Year anniversary	$128,000	$128,000	$128,000	N/A
5th Benefit Year anniversary	$131,000	$135,680	$128,000	$7,680
On the first Benefit Year anniversary the Contract Value is higher than the previous Income Base, but since the 6% Enhancement (6% of the Enhancement Base) would increase the Income Base to a higher amount, the Income Base is increased by the $6,000 Enhancement amount to $106,000 and the Enhancement Base remains at $100,000.
On the second Benefit Year anniversary the Contract Value is higher than the previous Income Base, but since the 6% Enhancement (6% of the Enhancement Base) would increase the Income Base to a higher amount, the Income Base is increased by the $6,000 Enhancement amount to $112,000 and the Enhancement Base remains at $100,000.
On the third Benefit Year anniversary the Contract Value is higher than the previous Income Base, but since the 6% Enhancement (6% of the Enhancement Base) would increase the Income Base to a higher amount, the Income Base is increased by the $6,000 Enhancement amount to $118,000 and the Enhancement Base remains at $100,000.
On the fourth Benefit Year anniversary the Contract Value of $128,000 is higher than the previous Income Base plus the 6% Enhancement ($124,000 = $118,000 + 6% of $100,000), so the Income Base and Enhancement Base are increased to equal the Contract Value of $128,000.
On the fifth Benefit Year anniversary the Contract Value is higher than the previous Income Base, but since the 6% Enhancement (6% of the Enhancement Base) would increase the Income Base to a higher amount, the Income Base is increased by the $7,680 (6% of $128,000) Enhancement amount and the Enhancement Base remains at $128,000.
Following is an example of how the Automatic Annual Step-ups and the 5% Enhancement impact the Income Base (assuming no withdrawals or additional Purchase Payments):
	Contract Value	Income Base with 5% Enhancement	Income Base
Initial Purchase Payment $50,000	$50,000	N/A	$50,000
1st Benefit Year anniversary	$54,000	$52,500	$54,000
2nd Benefit Year anniversary	$53,900	$56,700	$56,700
3rd Benefit Year anniversary	$56,000	$59,535	$59,535
4th Benefit Year anniversary	$64,000	$62,512	$64,000
On the first Benefit Year anniversary, the Automatic Annual Step-up increased the Income Base to the Contract Value of $54,000 since the increase in the Contract Value is greater than the 5% Enhancement amount of $2,500 (5% of $50,000). On the second Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $54,000 = $2,700). On the third Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $56,700 = $2,835). On the fourth Benefit Year anniversary, the Automatic Annual Step-up to the Contract Value was greater than the 5% Enhancement amount of $2,977 (5% of $59,535). An Automatic Annual Step-up cannot increase the Income Base beyond the maximum Income Base of $10 million.
Withdrawal Amount. Guaranteed Annual Income withdrawals are available when you (single life option) or the younger of you and your spouse (joint life option) are age 55 or older. The Guaranteed Annual Income amount may be withdrawn from the contract each Benefit Year. As long as the Guaranteed Annual Income amount is not reduced to zero, these withdrawals may be taken for your lifetime (single life option) or the lifetimes of you and your spouse (joint life option).
The initial Guaranteed Annual Income amount is calculated when you purchase the rider. If you (or younger of you and your spouse if the joint life option is elected) are under age 55 at the time the rider is elected the initial Guaranteed Annual Income amount will be zero. If you (or the younger of you and your spouse if the joint life option is elected) are age 55 or older at the time the rider is elected the initial Guaranteed Annual Income amount will be equal to a specified percentage of the Income Base. Upon your first withdrawal the Guaranteed Annual Income rate is based on your age (single life option) or the younger of you and your spouse’s age (joint life option) at the time of the withdrawal.
The Guaranteed Annual Income rates applicable to new rider elections are determined in our sole discretion based on current economic factors including interest rates and equity market volatility. Generally, the rates may increase or decrease based on changes in equity market volatility, prevailing interest rates, or as a result of other economic conditions. The rate structure is intended to help us
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provide the guarantees under the rider. The Guaranteed Annual Income rates for new rider elections may be higher or lower than prior rates, but for existing Contractowners that have elected the rider, your Guaranteed Annual Income rates will not change as a result.
The Guaranteed Annual Income rates applicable to new rider elections are set forth in a supplement to this prospectus, called a Rate Sheet. The Rate Sheet indicates the Guaranteed Annual Income rates, the effective period, and the date by which your rider election form must be signed and dated for a rider to be issued with those rates. The rates may change periodically and may be higher or lower than the rates on the previous Rate Sheet.
At least ten days before the end of the indicated effective period, the Guaranteed Annual Income rates for the next effective period will be disclosed in a new Rate Sheet. In order to get the rates indicated in a Rate Sheet, your rider election form must be signed and dated on or before the last day of the effective period noted in that Rate Sheet. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your registered representative, online at www.LincolnFinancial.com or by calling us at 1-888-868-2583. Guaranteed Annual Income rates for previous effective periods are included in an Appendix to this prospectus.
During the first Benefit Year, the Guaranteed Annual Income amount is calculated using the Income Base as of the effective date of the rider. After the first Benefit Year anniversary we will use the Income Base calculated on the most recent Benefit Year anniversary for calculating the Guaranteed Annual Income amount. After your first withdrawal the Guaranteed Annual Income rate will only increase on a Benefit Year anniversary on or after you have reached an applicable higher age band and after there has also been an Automatic Annual Step-up. If you have reached an applicable age band and there has not also been a subsequent Automatic Annual Step-up, then the Guaranteed Annual Income rate will not increase until the next Automatic Annual Step-up occurs. If you do not withdraw the entire Guaranteed Annual Income amount during a Benefit Year, there is no carryover of the remaining amount into the next Benefit Year.
If your Contract Value is reduced to zero for any reason other than for an Excess Withdrawal, withdrawals equal to the Guaranteed Annual Income amount will continue automatically for your life (and your spouse’s life if applicable) under the Guaranteed Annual Income Amount Annuity Payout Option. You may not withdraw the remaining Income Base or Enhancement Base in a lump sum. You will not be entitled to the Guaranteed Annual Income amount if the Income Base is reduced to zero as a result of an Excess Withdrawal. If either the Contract Value or Income Base is reduced to zero due to an Excess Withdrawal the rider will terminate.
Withdrawals equal to or less than the Guaranteed Annual Income amount will not reduce the Income Base or Enhancement Base. All withdrawals will decrease the Contract Value.
The following example shows the calculation of the Guaranteed Annual Income amount and how withdrawals less than or equal to the Guaranteed Annual Income amount affect the Income Base, the Enhancement Base, and the Contract Value. The example assumes a 6% Enhancement, a 4.50% Guaranteed Annual Income rate, and a Contract Value of $200,000:
Contract Value on the rider's effective date	$200,000
Income Base and Enhancement Base on the rider's effective date	$200,000
Initial Guaranteed Annual Income amount on the rider's effective date ($200,000 x 4.50%)	$9,000
Contract Value six months after rider's effective date	$210,000
Income Base and Enhancement Base six months after rider's effective date	$200,000
Withdrawal six months after rider's effective date	$9,000
Contract Value after withdrawal ($210,000 - $9,000)	$201,000
Income Base and Enhancement Base after withdrawal ($200,000 - $0)	$200,000
Contract Value on first Benefit Year anniversary	$205,000
Income Base and Enhancement Base on first Benefit Year anniversary	$205,000
Guaranteed Annual Income amount on first Benefit Year anniversary ($205,000 x 4.50%)	$9,225
Since there was a withdrawal during the first year, an Enhancement is not available, but the Automatic Annual Step-up was available and increased the Income Base and Enhancement Base to the Contract Value of $205,000. On the first anniversary of the rider’s effective date, the Guaranteed Annual Income amount is $9,225 (4.50% x $205,000).
Purchase Payments added to the contract subsequent to the initial Purchase Payment will increase the Guaranteed Annual Income amount by an amount equal to the applicable Guaranteed Annual Income rate multiplied by the amount of the subsequent Purchase Payment. For example, assuming a Contractowner has a Guaranteed Annual Income amount of $2,250 (4.50% of $50,000 Income Base), an additional Purchase Payment of $10,000 increases the Guaranteed Annual Income amount that Benefit Year to $2,700
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($2,250 + 4.50% of $10,000). The Guaranteed Annual Income payment amount will be recalculated immediately after a Purchase Payment is added to the contract.
Enhancements and Automatic Annual Step-ups will increase the Income Base and thus the Guaranteed Annual Income amount. The Guaranteed Annual Income amount after the Income Base is adjusted either by an Enhancement or an Automatic Annual Step-up will be equal to the adjusted Income Base multiplied by the applicable Guaranteed Annual Income rate.
Nursing Home Enhancement. (The Nursing Home Enhancement is not available in certain states. Please check with your registered representative.) The Guaranteed Annual Income rate will be increased to 10%, called the Nursing Home Enhancement, during a Benefit Year when the Contractowner/Annuitant is age 70 or older, or the younger of the Contractowner and spouse is age 70 or older (joint life option), and one is admitted into an accredited nursing home or equivalent health care facility. For election of any version of Lincoln Lifetime IncomeSM Advantage 2.0 prior to May 20, 2013, the Nursing Home Enhancement is available when the Contractowner/Annuitant is age 65 or older, or the younger of the Contractowner and spouse is age 65 or older (joint life option), and one is admitted into an accredited nursing home or equivalent health care facility. (The Nursing Home Enhancement is not available until the next Benefit Year anniversary after age 70 (or 65 for rider elections prior to May 20, 2013) if a withdrawal has been taken since the rider effective date.) The Nursing Home Enhancement applies if the admittance into such facility occurs 60 months or more after the effective date of the rider, the individual was not in the nursing home in the year prior to the effective date of the rider, and upon entering the nursing home, the person has then been confined for at least 90 consecutive days. For the joint life option if both spouses qualify, the Nursing Home Enhancement is available for either spouse, but not both spouses. You should carefully consider the fact that the enhanced Guaranteed Annual Income rate is only available for one measuring life before an election is made. For Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) elections on and after January 20, 2015, the Nursing Home Enhancement will not be available if your Contract Value is reduced to zero for any reason, including withdrawals, market performance, or rider charges.
You may request the Nursing Home Enhancement by filling out a request form provided by us. Proof of nursing home confinement will be required each year. If you leave the nursing home, or for Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) elections on and after January 20, 2015, if your Contract Value is reduced to zero for any reason, your Guaranteed Annual Income amount will be reduced to the amount you would otherwise be eligible to receive. Any withdrawals made prior to the entrance into a nursing home and during the Benefit Year that the Nursing Home Enhancement commences, will reduce the amount available that year for the Nursing Home Enhancement. Purchase Payments may not be made into the contract after a request for the Nursing Home Enhancement is approved by us and any Purchase Payments made either in the 12 months prior to entering the nursing home or while you are residing in a nursing home will not be included in the calculation of the Nursing Home Enhancement.
The requirements of an accredited nursing home or equivalent health care facility are set forth in the Nursing Home Enhancement Claim Form. The criteria for the facility include, but are not limited to: providing 24 hour a day nursing services; an available physician; an employed nurse on duty or call at all times; maintains daily clinical records; and able to dispense medications. This does not include an assisted living or similar facility. The admittance to a nursing home must be pursuant to a plan of care provided by a licensed health care practitioner, and the nursing home must be located in the United States. The remaining references to the Guaranteed Annual Income amount also include the Nursing Home Enhancement amount.
Contractowners in South Dakota who elect any version of Lincoln Lifetime IncomeSM Advantage 2.0 on or after January 1, 2013, have the option to increase the Guaranteed Annual Income rate upon the diagnosis of a terminal illness, subject to certain conditions. The Guaranteed Annual Income amount will be increased to 10% during a Benefit Year when the Contractowner/Annuitant is age 70 or older or the younger of the Contractowner and spouse is age 70 or older (joint life option), and one is diagnosed by a licensed physician that his or her life expectancy is twelve months or less. For election of any version of Lincoln Lifetime IncomeSM Advantage 2.0 from January 1, 2013 to May 20, 2013, the terminal illness provision is available when the Contractowner/Annuitant is age 65 or older, or the younger of the Contractowner and spouse is age 65 or older (joint life option), and one is diagnosed by a licensed physician that his or her life expectancy is twelve months or less. (The terminal illness provision is not available until the next Benefit Year anniversary after age 70 (or 65 for rider elections prior to May 20, 2013) if a withdrawal has been taken since the rider effective date.) This provision applies if the diagnosis of terminal illness occurs 60 months or more after the effective date of the rider and the diagnosis was not made in the year prior to the effective date of the rider. For the joint life option if both spouses qualify, this provision for terminal illness is available for either spouse, but not both spouses. You should carefully consider the fact that the enhanced Guaranteed Annual Income rate is only available for one measuring life before an election is made. For Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) elections on and after January 20, 2015, the terminal illness provision will not be available if your Contract Value is reduced to zero for any reason, including withdrawals, market performance, or rider charges.
Once either the Nursing Home Enhancement or the terminal illness enhancement is elected for one spouse, neither enhancement will be available for the other spouse. You may request the terminal illness enhancement by filling out a request form provided by us. For Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) elections on and after January 20, 2015, if your Contract Value is reduced to zero for any reason, your Guaranteed Annual Income amount will be reduced to the amount you would otherwise be eligible to receive. Any withdrawals made prior to the diagnosis of a terminal illness and during the Benefit Year that the terminal illness enhancement commences will reduce the amount available that year for the terminal illness enhancement. Purchase Payments may not be made into the contract after a request for the terminal illness enhancement is approved by us and any Purchase Payments made either in the 12 months prior to the terminal illness diagnosis or during the duration of the terminal illness will not be included
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in the calculation of the terminal illness enhancement. Any requirements to qualify for the terminal illness enhancement are set forth in the Terminal Illness Claim Form. The remaining references to the Guaranteed Annual Income amount also include the terminal illness enhancement amount for Contractowners in South Dakota only.
Excess Withdrawals. Excess Withdrawals are:
1.	the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) that exceed the Guaranteed Annual Income amount at the time of the withdrawal;
2.	withdrawals made prior to age 55 (younger of you or your spouse for joint life); or
3.	withdrawals that are payable to any assignee or assignee’s bank account.
When an Excess Withdrawal occurs:
1.	The Income Base and Enhancement Base are reduced by the same proportion that the Excess Withdrawal reduces the Contract Value. This means that the reduction in the Income Base and Enhancement Base could be more than the dollar amount of the withdrawal; and
2.	The Guaranteed Annual Income amount will be recalculated to equal the applicable Guaranteed Annual Income rate multiplied by the new (reduced) Income Base (after the proportionate reduction for the Excess Withdrawal).
Your quarterly statements will include the Guaranteed Annual Income amount (as adjusted for Guaranteed Annual Income amount payments in a Benefit Year, Excess Withdrawals and additional Purchase Payments) available to you for the Benefit Year, if applicable, in order for you to determine whether a withdrawal may be an Excess Withdrawal. We encourage you to either consult with your registered representative or call us at the number provided in this prospectus if you have questions about Excess Withdrawals.
The following example demonstrates the impact of an Excess Withdrawal on the Income Base, Enhancement Base, the Guaranteed Annual Income amount, and the Contract Value under Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk). The example assumes that the Contractowner makes a $12,000 withdrawal, which causes a $12,370 reduction in the Income Base and Enhancement Base.
Prior to Excess Withdrawal:
Contract Value = $60,000
Income Base = $85,000
Enhancement Base = $85,000
Guaranteed Annual Income amount = $3,825 (4.50% of the Income Base of $85,000)
After a $12,000 Withdrawal ($3,825 is within the Guaranteed Annual Income amount, $8,175 is the Excess Withdrawal):
The Contract Value is reduced by the amount of the Guaranteed Annual Income amount of $3,825 and the Income Base and Enhancement Base are not reduced:
Contract Value = $56,175 ($60,000 - $3,825)
Income Base = $85,000
Enhancement Base = $85,000
The Contract Value is also reduced by the $8,175 Excess Withdrawal and the Income Base and Enhancement Base are reduced by 14.553%, the same proportion by which the Excess Withdrawal reduced the $56,175 Contract Value ($8,175 ÷ $56,175)
Contract Value = $48,000 ($56,175 - $8,175)
Income Base = $72,630 ($85,000 x 14.553% = $12,370; $85,000 - $12,370 = $72,630)
Enhancement Base = $72,630 ($85,000 x 14.553% = $12,370; $85,000 - $12,370 = $72,630)
Guaranteed Annual Income amount = $3,268 (4.50% of $72,630 Income Base)
On the following Benefit Year anniversary the Contract Value has been reduced due to a declining market, but the Income Base and Enhancement Base are unchanged:
Contract Value = $43,000
Income Base = $72,630
Enhancement Base = $72,630
Guaranteed Annual Income amount = $3,268 (4.50% x $72,630)
In a declining market, Excess Withdrawals may significantly reduce your Income Base, Enhancement Base, and Guaranteed Annual Income amount. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. If either the Contract Value or the Income Base is reduced to zero due to an Excess Withdrawal the rider will terminate.
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Withdrawals from IRA contracts will not be considered Excess Withdrawals (even if they exceed the Guaranteed Annual Income amount) only if the withdrawals are taken as systematic installments of the amount needed to satisfy the required minimum distribution (RMD) rules under Internal Revenue Code Section 401(a)(9). In addition, in order for this exception for RMDs to apply, the following must occur:
1.	Lincoln’s automatic withdrawal service is used to calculate and pay the RMD;
2.	The RMD calculation must be based only on the value in this contract;
3.	No withdrawals other than RMDs are made within the Benefit Year (except as described in the next paragraph); and
4. This contract is not a beneficiary IRA.
If your RMD withdrawals during a Benefit Year are less than the Guaranteed Annual Income amount, an additional amount up to the Guaranteed Annual Income amount may be withdrawn. If a withdrawal, other than an RMD is made during the Benefit Year, then all amounts withdrawn in excess of the Guaranteed Annual Income amount, including amounts attributable to RMDs, will be treated as Excess Withdrawals.
Distributions from qualified contracts are generally taxed as ordinary income. Distributions from nonqualified contracts that are includable in gross income are also generally taxed as ordinary income. See Federal Tax Matters for information on determining what amounts are includable in gross income.
Guaranteed Annual Income Amount Annuity Payout Option. The Guaranteed Annual Income Amount Annuity Payout Option (“GAIAAPO”) is an Annuity Payout option under which the Contractowner (and joint life if applicable) will receive annuity payments equal to the Guaranteed Annual Income amount for life. This option is different from other Annuity Payout options, including i4LIFE® Advantage, which are based on your Contract Value. If you are required to take annuity payments because you have reached the maturity date of the contract, you have the option of electing the GAIAAPO. If the Contract Value is reduced to zero and you have a remaining Income Base, you will receive the GAIAAPO.
Contractowners may decide to choose the GAIAAPO over i4LIFE® Advantage Guaranteed Income Benefit if they feel this may provide a higher final payment over time and they may place more importance on this payment over access to the Account Value. Payment frequencies other than annual may be available. You will have no other contract features other than the right to receive annuity payments equal to the Guaranteed Annual Income amount for your life or the life of you and your spouse for the joint life option.
If you are receiving the GAIAAPO, the Beneficiary may be eligible to receive final payment upon death of the single life or surviving joint life. If the Account Value Death Benefit option is in effect, the Beneficiary will not be eligible to receive the final payment(s). The final payment is a one-time lump-sum payment. If the effective date of the rider is the same as the effective date of the contract, the final payment will be equal to the sum of all Purchase Payments, decreased by withdrawals. If the effective date of the rider is after the effective date of the contract, the final payment will be equal to the Contract Value on the effective date of the rider, increased for Purchase Payments received after the rider effective date and decreased by withdrawals. Excess Withdrawals reduce the final payment in the same proportion as the withdrawals reduce the Contract Value; withdrawals less than or equal to the Guaranteed Annual Income amount and payments under the GAIAAPO will reduce the final payment dollar for dollar.
Death Prior to the Annuity Commencement Date. Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) has no provision for a payout of the Income Base or Enhancement Base upon death of the Contractowners or Annuitant and provides no increase in value to the Death Benefit over and above what the Death Benefit provides in the base contract. At the time of death, if the Contract Value equals zero, no Death Benefit options (as described earlier in this prospectus) will be in effect. Election of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) does not impact the Death Benefit options available for purchase with your annuity contract. All Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The Contracts - Death Benefit.
Upon the death of the single life, this rider will end and no further Guaranteed Annual Income amounts are available (even if there was an Income Base in effect at the time of the death). If the Beneficiary elects to continue the contract after the death of the single life (through a separate provision of the contract), the Beneficiary may purchase a new Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) rider, if available, under the terms and charge in effect at the time of the new purchase. There is no carryover of the Income Base or Enhancement Base.
Upon the first death under the joint life option, withdrawals up to the Guaranteed Annual Income amount continue to be available for the life of the surviving spouse. The Enhancement and Automatic Annual Step-up will continue if applicable as discussed above. Upon the death of the surviving spouse, Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) will end and no further Guaranteed Annual Income amounts are available (even if there was an Income Base in effect at the time of the death).
As an alternative, after the first death, the surviving spouse, if under age 86, may choose to terminate the joint life option and purchase a new single life option, if available, under the terms and charge in effect at the time for a new purchase. In deciding whether to make this change, the surviving spouse should consider whether the change will cause the Income Base and the Guaranteed Annual Income amount to decrease.
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Termination. After the fifth anniversary of the effective date of the rider, the Contractowner may terminate the rider by notifying us in writing of the request to terminate or by failing to adhere to Investment Requirements. Contractowners in Florida who elect their rider on or after January 20, 2015 and prior to April 2, 2018, may terminate the rider after the first anniversary of the effective date of the rider. Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) will automatically terminate:
•	on the Annuity Commencement Date (except payments under the Guaranteed Annual Income Amount Annuity Payout Option will continue if applicable);
•	upon election of Lincoln Market Select® Advantage; or
•	if the Contractowner or Annuitant is changed (except if the surviving spouse assumes ownership of the contract upon death of the Contractowner) including any sale or assignment of the contract or any pledge of the contract as collateral;
•	upon the death under the single life option or the death of the surviving spouse under the joint life option;
•	when the Guaranteed Annual Income amount or Contract Value is reduced to zero due to an Excess Withdrawal;
•	on the date the Contractowner is changed due to an enforceable divorce agreement or decree; or
•	upon surrender or termination of the underlying annuity contract.
The termination will not result in any increase in Contract Value equal to the Income Base or Enhancement Base. Upon effective termination of this rider, the benefits and charges within this rider will terminate. If you terminate the rider, you must wait one year before you can elect any Living Benefit Rider available for purchase at that time.
i4LIFE® Advantage Guaranteed Income Benefit option. Contractowners who previously elected either version of Lincoln Lifetime IncomeSM Advantage 2.0 may decide to later transition to the applicable version of i4LIFE® Advantage Guaranteed Income Benefit. This transition must be made prior to the Annuity Commencement Date. You cannot have both i4LIFE® Advantage and another Living Benefit Rider in effect on your contract at the same time. See i4LIFE® Advantage Guaranteed Income Benefit Transitions for a discussion of this transition.
Lincoln Market Select® Advantage
Lincoln Market Select® Advantage is a Living Benefit Rider available for purchase that provides:
•	Guaranteed lifetime periodic withdrawals for you (and your spouse if the joint life option is selected) up to the Guaranteed Annual Income amount which is based upon a guaranteed Income Base;
•	An Enhancement amount added to the Income Base if certain criteria are met, as set forth below;
•	Automatic Annual Step-ups of the Income Base to the Contract Value if the Contract Value is equal to or greater than the Income Base after the Enhancement;
•	Age-based increases to the Guaranteed Annual Income amount (after reaching a higher age-band and after an Automatic Annual Step-up).
Guaranteed Annual Income payments are available after the younger of you or your spouse (joint life option) reach age 55 and are based upon specified percentages of the Income Base which are age-based and may increase over time. You may receive Guaranteed Annual Income payments for your lifetime or for the lifetimes of you and your spouse, if the joint life option is chosen. You may consider purchasing Lincoln Market Select® Advantage if you want a guaranteed lifetime income payment that may grow as you get older and may increase through the Automatic Annual Step-up and Enhancement.
Please note any withdrawals made prior to age 55 or that exceed the Guaranteed Annual Income amount are considered Excess Withdrawals. In most states, amounts that are payable to any assignee or assignee’s bank account are also considered Excess Withdrawals. Excess Withdrawals may significantly reduce your Income Base and Enhancement Base as well as your Guaranteed Annual Income amount by an amount greater than the dollar amount of the Excess Withdrawal, and will terminate the rider if the Income Base if reduced to zero. Withdrawals will also negatively impact the availability of an Enhancement.
The Contractowner, Annuitant or Secondary Life may not be changed while this rider is in effect (except if the Secondary Life assumes ownership of the contract upon death of the Contractowner), including any sale or assignment of the contract as collateral.
Availability. Lincoln Market Select® Advantage is available for purchase with nonqualified and qualified (IRAs and Roth IRAs) annuity contracts. The Contractowner/Annuitant as well as the spouse under the joint life option must be age 85 or younger at the time this rider is elected. Your Contract Value at the time of election must be at least $25,000.
Lincoln Market Select® Advantage is only available to current Contractowners who have previously purchased the Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) rider. If you terminate an existing rider to elect Lincoln Market Select® Advantage, your new rider will be effective on the next Valuation Date following approval by us.
If Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) is currently in effect on your contract, and you want to terminate your existing rider and elect Lincoln Market Select® Advantage, we are currently waiving the five-year holding period that is required before terminating a rider. Other than the termination of your current rider, and the waiver of the holding period, your contract will not change in any way. We are doing this as a customer service to you, and there is no financial incentive being provided to you, or to
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your registered representative if you decide to terminate your existing Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) rider and elect Lincoln Market Select® Advantage.
In general, anytime you terminate a rider, you will no longer be entitled to any of the benefits that have accrued under that rider. If you decide to drop your Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) rider and elect Lincoln Market Select® Advantage, your current Income Base and Enhancement Base will terminate without value. In other words, you cannot transfer your current Income Base over to Lincoln Market Select® Advantage. Your initial Income Base and Enhancement Base under Lincoln Market Select® Advantage will be equal to the Contract Value on the effective date of the Lincoln Market Select® Advantage rider. The Income Base is used to calculate your Guaranteed Annual Income amount and the rider charge. You should carefully compare the features and benefits provided by your existing rider to the features and benefits provided by Lincoln Market Select® Advantage before making your decision. Lincoln Market Select® Advantage does not include all the same features, and it may not provide the same level of guarantee. For example, it does not offer a Nursing Home Enhancement like Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) offers. You should also compare the fees and charges of each rider. If you have any questions about terminating your Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) rider and electing Lincoln Market Select® Advantage, you should contact your registered representative or call us at the number listed on the first page of this prospectus.
Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. If your Benefit Year anniversary falls on a day that the New York Stock Exchange is closed, any benefit calculations scheduled to occur on that anniversary will occur on the next Valuation Date.
Income Base and Enhancement Base. The Income Base is a value used to calculate your Guaranteed Annual Income amount. The initial Income Base will equal the Contract Value on the effective date of the rider. The Income Base is increased by subsequent Purchase Payments, Enhancements and Automatic Annual Step-ups, and decreased by Excess Withdrawals in accordance with the provisions set forth below. The maximum Income Base is $10 million. This maximum takes into consideration the total guaranteed amounts under the Living Benefit Riders of all Lincoln Life contracts (or contracts issued by our affiliates) in which your (and/or spouse if joint life option) are the covered lives.
For rider elections on and after April 2, 2018 and subject to state availability, the Enhancement Base is the value used to calculate the amount that may be added to the Income Base upon an Enhancement. The Enhancement Base is equal to the Contract Value on the effective date of the rider, increased by subsequent Purchase Payments and Automatic Annual Step-ups, and decreased by Excess Withdrawals in accordance with the provisions set forth below. The Enhancement Base is not increased by an Enhancement. Rider elections prior to April 2, 2018 do not have an Enhancement Base.
Neither the Income Base nor the Enhancement Base is available to you as a lump sum withdrawal or as a Death Benefit.
Additional Purchase Payments automatically increase the Income Base (not to exceed the maximum Income Base) and Enhancement Base by the amount of the Purchase Payment. For example, a $10,000 additional Purchase Payment will increase the Income Base and Enhancement Base by $10,000. Any Purchase Payment made after the initial Purchase Payment will be added immediately to the Income Base and will result in an increased Guaranteed Annual Income amount but must be invested in the contract at least one Benefit Year before it will be used in calculating an Enhancement. Any Purchase Payments made within the first 90 days after the effective date of the rider will be included in the Enhancement Base for purposes of calculating the Enhancement on the first Benefit Year anniversary.
After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. Additional Purchase Payments will not be allowed if the Contract Value decreases to zero for any reason, including market loss.
Excess Withdrawals reduce the Income Base and Enhancement Base as discussed below. Withdrawals less than or equal to the Guaranteed Annual Income amount will not reduce the Income Base or Enhancement Base.
Enhancement. You are eligible for an Enhancement for at least 10 years from the effective date of the rider. On each Benefit Year anniversary the Income Base will be increased by an Enhancement if:
a. the Contractowner/Annuitant (as well as the spouse if the joint life option is in effect) is under age 86;
b. there are no withdrawals in the preceding Benefit Year;
c. the rider is within the Enhancement Period;
d. the Income Base after the Enhancement amount is added would be greater than the Income Base after the Automatic Annual Step-up; and
e. the Enhancement Base is greater than zero.
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For riders elected on and after April 2, 2018, and subject to state availability, the Enhancement equals the Enhancement Base, minus Purchase Payments received in the preceding Benefit Year, multiplied by 6%. For riders elected prior to April 2, 2018, the Enhancement equals the Income Base, minus Purchase Payments received in the preceding Benefit Year, multiplied by 5%. The Enhancement Base and Income Base are not reduced by Purchase Payments received in the first 90 days after the rider effective date.
If you decline an Enhancement, you will continue to be eligible for an Enhancement starting on the next Benefit Year anniversary as long as you meet the conditions listed above.
Note: The Enhancement is not available on any Benefit Year anniversary if an Automatic Annual Step-up to the Income Base occurs, or where there has been a withdrawal of Contract Value (including a Guaranteed Annual Income payment) in the preceding Benefit Year. If you are eligible (as defined above) for the Enhancement in the next Benefit Year, the Enhancement will not occur until the Benefit Year anniversary of that year.
The following is an example of the impact of the 6% Enhancement on the Income Base and assumes that no withdrawals have been made.
Initial Purchase Payment = $100,000; Income Base = $100,000; Enhancement Base = $100,000
Additional Purchase Payment on day 30 = $15,000; Income Base = $115,000; Enhancement Base = $115,000
On the first Benefit Year anniversary, because the additional Purchase Payment is within the first 90 days after the effective date of the rider, the Income Base will not be less than $121,900 (= $100,000 x 1.06 + $15,000 x 1.06).
Consider a further additional Purchase Payment on day 95 = $10,000; Income Base = $125,000; Enhancement Base = $125,000
This additional Purchase Payment is not eligible for the Enhancement on the first Benefit Year anniversary because it was received after the first 90 days after the effective date for the rider. It will not be eligible for the 6% Enhancement until the second Benefit Year anniversary. Therefore, on the first Benefit Year anniversary, the Income Base will not be less than $131,900 (= $100,000 x 1.06 + $15,000 x 1.06 + $10,000).
As explained below, an Enhancement and Automatic Annual Step-up will not occur in the same year. If the Automatic Annual Step-up provides an increase equal to or greater than what the Enhancement provides, you will not receive the Enhancement. It is possible that this could happen each Benefit Year (because the Automatic Annual Step-up provided a larger increase each year), and therefore the Enhancement would not apply. The Enhancement or the Automatic Annual Step-up cannot increase the Income Base above the maximum Income Base of $10 million.
An example of the impact of a withdrawal on the Enhancement is included in the Withdrawal Amount section below.
Enhancement Period. The original Enhancement Period is a 10-year period that begins on the effective date of the rider. For riders purchased on and after April 2, 2018, and subject to state availability, a new Enhancement Period begins immediately following an Automatic Annual Step-up. If during any Enhancement Period there are no Automatic Annual Step-ups, the Enhancements will stop at the end of the Enhancement Period and will not restart until the next Benefit Year anniversary following the Benefit Year anniversary upon which an Automatic Annual Step-up occurs. Rider elections prior to April 2, 2018, and subject to state availability, only have one 10-year Enhancement Period. Any Purchase Payment made after the initial Purchase Payment will be added immediately to the Income Base and will result in an increased Guaranteed Annual Income amount but must be invested in the contract at least one Benefit Year before it will be used in calculating an Enhancement. Any Purchase Payments made within the first 90 days after the effective date of the rider will be included in the Enhancement Base for purposes of calculating the Enhancement on the first Benefit Year anniversary.
Automatic Annual Step-ups. The Income Base and Enhancement Base will automatically step up to the Contract Value on each Benefit Year anniversary if:
a.	the Contractowner/Annuitant (single life option), or the Contractowner/Annuitant and spouse (joint life option) are under age 86; and
b.	the Contract Value on that Benefit Year anniversary, after the deduction of any withdrawals (including the rider charge and account fee), plus any Purchase Payments made on that date and Persistency Credits, if any, added on that date, is equal to or greater than the Income Base after an Enhancement (if any).
For riders elected on or after April 2, 2018, and subject to state approval, each time the Automatic Annual Step-up occurs a new Enhancement Period starts. The Automatic Annual Step-up is available even in those years when a withdrawal has occurred.
If you decline an Automatic Annual Step-up during an Enhancement Period, you will continue to be eligible for an Enhancement through the end of the Enhancement Period as long as you meet the conditions listed above.
Following is an example of how the Automatic Annual Step-ups and the 6% Enhancements impact the Income Base (assuming no withdrawals or additional Purchase Payments):
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	Contract Value	Income Base	Enhancement Base	Enhancement amount added to Income Base
At issue	$100,000	$100,000	$100,000	-
1st Benefit Year anniversary	$104,000	$106,000	$100,000	$6,000
2nd Benefit Year anniversary	$107,000	$112,000	$100,000	$6,000
3rd Benefit Year anniversary	$115,000	$118,000	$100,000	$6,000
4th Benefit Year anniversary	$128,000	$128,000	$128,000	N/A
5th Benefit Year anniversary	$131,000	$135,680	$128,000	$7,680
On the first Benefit Year anniversary the Contract Value is higher than the previous Income Base, but since the 6% Enhancement (6% of the Enhancement Base) would increase the Income Base to a higher amount, the Income Base is increased by the $6,000 Enhancement amount to $106,000 and the Enhancement Base remains at $100,000.
On the second Benefit Year anniversary the Contract Value is higher than the previous Income Base, but since the 6% Enhancement (6% of the Enhancement Base) would increase the Income Base to a higher amount, the Income Base is increased by the $6,000 Enhancement amount to $112,000 and the Enhancement Base remains at $100,000.
On the third Benefit Year anniversary the Contract Value is higher than the previous Income Base, but since the 6% Enhancement (6% of the Enhancement Base) would increase the Income Base to a higher amount, the Income Base is increased by the $6,000 Enhancement amount to $118,000 and the Enhancement Base remains at $100,000.
On the fourth Benefit Year anniversary the Contract Value of $128,000 is higher than the previous Income Base plus the 6% Enhancement ($124,000 = $118,000 +6% of $100,000), so the Income Base and Enhancement Base are increased to equal the Contract Value of $128,000.
On the fifth Benefit Year anniversary the Contract Value is higher than the previous Income Base, but since the 6% Enhancement (6% of the Enhancement Base) would increase the Income Base to a higher amount, the Income Base is increased by the $7,680 (6% of $128,000) Enhancement amount and the Enhancement Base remains at $128,000.
Following is an example of how the Automatic Annual Step-ups and the 5% Enhancements impact the Income Base (assuming no withdrawals or additional Purchase Payments):
	Contract Value	Income Base with 5% Enhancement	Income Base
Initial Purchase Payment $50,000	$50,000	N/A	$50,000
1st Benefit Year anniversary	$54,000	$52,500	$54,000
2nd Benefit Year anniversary	$53,900	$56,700	$56,700
3rd Benefit Year anniversary	$56,000	$59,535	$59,535
4th Benefit Year anniversary	$64,000	$62,512	$64,000
On the first Benefit Year anniversary, the Automatic Annual Step-up increased the Income Base to the Contract Value of $54,000 since the increase in the Contract Value is greater than the 5% Enhancement amount of $2,500 (5% of $50,000). On the second Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $54,000 = $2,700). On the third Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $56,700 = $2,835). On the fourth Benefit Year anniversary, the Automatic Annual Step-up to the Contract Value was greater than the 5% Enhancement amount of $2,977 (5% of $59,535). The 5% Enhancement or an Automatic Annual Step-up cannot increase the Income Base beyond the maximum Income Base of $10 million.
Withdrawal Amount. The Guaranteed Annual Income amount may be withdrawn from the contract each Benefit Year. As long as the Guaranteed Annual Income amount is not reduced to zero, these withdrawals may be taken for your lifetime (single life option) or the lifetimes of you and your spouse (joint life option). Guaranteed Annual Income withdrawals are available when you (single life option) or the younger of you and your spouse (joint life option) are age 55 or older.
The Guaranteed Annual Income amount is determined by multiplying the Income Base by the applicable rate, based on your age and whether the single or joint life option has been elected. Under the joint life option, the age of the younger of you or your spouse will be used. The Guaranteed Annual Income amount will change upon an Automatic Annual Step-up, an Enhancement, additional Purchase Payments, and Excess Withdrawals, as described below.
The Guaranteed Annual Income rates applicable to new rider elections are determined in our sole discretion based on current economic factors including interest rates and equity market volatility. Generally, the rates may increase or decrease based on changes in equity market volatility, prevailing interest rates, or as a result of other economic conditions. The rate structure is intended to help us provide the guarantees under the rider. The Guaranteed Annual Income rates for new rider elections may be higher or lower than prior rates, but for existing Contractowners that have elected the rider, your Guaranteed Annual Income rates will not change as a result.
The Guaranteed Annual Income rates applicable to new rider elections are set forth in a supplement to this prospectus, called a Rate Sheet. The Rate Sheet indicates the Guaranteed Annual Income rates, the effective period, and the date by which your rider election
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form must be signed and dated for a rider to be issued with those rates. The rates may change periodically and may be higher or lower than the rates on the previous Rate Sheet.
At least 10 days before the end of the indicated effective period, the Guaranteed Annual Income rates for the next effective period will be disclosed in a new Rate Sheet. In order to get the rates indicated in a Rate Sheet, your rider election form must be signed and dated on or before the last day of the effective period noted in that Rate Sheet. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your registered representative, online at www.LincolnFinancial.com or by calling us at 1-888-868-2583. Guaranteed Annual Income rates for previous effective periods are included in an Appendix to this prospectus.
During the first Benefit Year the Guaranteed Annual Income amount is calculated using the Income Base as of the effective date of the rider. After the first Benefit Year anniversary, the Guaranteed Annual Income amount is calculated using the Income Base on the most recent Benefit Year anniversary. After your first Guaranteed Annual Income withdrawal, the Guaranteed Annual Income rate will only increase on a Benefit Year anniversary on or after you have reached an applicable higher age band and after there has also been an Automatic Annual Step-up. If you have reached an applicable higher age band and there has not also been a subsequent Automatic Annual Step-up, then the Guaranteed Annual Income rate will not increase until the next Automatic Annual Step-up occurs. If you do not withdraw the entire Guaranteed Annual Income amount during a Benefit Year, there is no carryover of the remaining amount into the next Benefit Year.
If your Contract Value is reduced to zero for any reason other than for an Excess Withdrawal, withdrawals equal to the Guaranteed Annual Income amount will continue automatically for your life (and your spouse’s life if applicable) under the Guaranteed Annual Income Amount Annuity Payout Option. You may not withdraw the remaining Income Base or Enhancement Base in a lump sum. You will not be entitled to the Guaranteed Annual Income amount if the Income Base is reduced to zero as a result of an Excess Withdrawal. If either the Contract Value or the Income Base is reduced to zero due to an Excess Withdrawal, the rider will terminate.
Withdrawals equal to or less than the Guaranteed Annual Income amount will not reduce the Income Base or Enhancement Base. All withdrawals will decrease the Contract Value.
The following example shows the calculation of the Guaranteed Annual Income amount and how withdrawals less than or equal to the Guaranteed Annual Income amount impact the Income Base, the Enhancement Base and the Contract Value. The example assumes a 6% Enhancement, a 4% Guaranteed Annual Income rate, and a Contract Value of $200,000:
Contract Value on the rider’s effective date	$200,000
Income Base and Enhancement Base on the rider’s effective date	$200,000
Initial Guaranteed Annual Income amount on the rider’s effective date ($200,000 x 4%)	$8,000
Contract Value six months after rider’s effective date	$210,000
Income Base and Enhancement Base six months after rider’s effective date	$200,000
Withdrawal six months after the rider’s effective date	$8,000
Contract Value after withdrawal ($210,000 - $8,000)	$202,000
Income Base and Enhancement Base after withdrawal ($200,000 - $0)	$200,000
Contract Value on the first Benefit Year anniversary	$205,000
Income Base and Enhancement Base on the first Benefit Year anniversary	$205,000
Guaranteed Annual Income amount on the first Benefit Year anniversary ($205,000 x 4%)	$8,200
Since there was a withdrawal during the first year, an Enhancement is not available, but the Automatic Annual Step-up was available and increased the Income Base and the Enhancement Base to the Contract Value of $205,000. On the first Benefit Year anniversary, the Guaranteed Annual Income amount is $8,200 (4% x $205,000).
Purchase Payments added to the contract subsequent to the initial Purchase Payment will increase the Guaranteed Annual Income amount by an amount equal to the applicable Guaranteed Annual Income rate multiplied by the amount of the subsequent Purchase Payment. For example, assuming a Contractowner has a Guaranteed Annual Income amount of $2,500 (5% of $50,000 Income Base), an additional Purchase Payment of $10,000 increases the Guaranteed Annual Income amount that Benefit Year to $3,000 ($2,500 + 5% of $10,000). The Guaranteed Annual Income payment amount will be recalculated immediately after a Purchase Payment is added to the contract.
Enhancements and Automatic Annual Step-ups will increase the Income Base and thus the Guaranteed Annual Income amount. The Guaranteed Annual Income amount, after the Income Base is adjusted by an Enhancement or an Automatic Annual Step-up will be equal to the adjusted Income Base multiplied by the applicable Guaranteed Annual Income rate.
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Excess Withdrawals. Excess Withdrawals are:
1.	the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) that exceed the Guaranteed Annual Income amount at the time of the withdrawal;
2.	withdrawals made prior to age 55 (younger of you or your spouse for joint life); or
3.	withdrawals that are payable to any assignee or assignee’s bank account.
When an Excess Withdrawal occurs:
1.	the Income Base and Enhancement Base are reduced by the same proportion that the Excess Withdrawal reduces the Contract Value. This means that the reduction in the Income Base and Enhancement Base could be more than the dollar amount of the withdrawal; and
2.	the Guaranteed Annual Income amount will be recalculated to equal the applicable Guaranteed Annual Income rate multiplied by the new (reduced) Income Base (after the proportionate reduction for the Excess Withdrawal).
Your quarterly statements will include the Guaranteed Annual Income amount (as adjusted for Guaranteed Annual Income amount payments in a Benefit Year, Excess Withdrawals and additional Purchase Payments) available to you for the Benefit Year, if applicable, in order for you to determine whether a withdrawal may be an Excess Withdrawal. We encourage you to either consult with your registered representative or call us at the number provided in this prospectus if you have any questions about Excess Withdrawals.
The following example demonstrates the impact of an Excess Withdrawal on the Income Base, the Enhancement Base, the Guaranteed Annual Income amount, and the Contract Value. The example assumes that the Contractowner makes a $12,000 withdrawal, which causes an $11,816 reduction in the Income Base and Enhancement Base.
Prior to Excess Withdrawal:
Contract Value = $60,000
Income Base = $85,000
Enhancement Base = $85,000
Guaranteed Annual Income amount = $4,250 (5% of the Income Base of $85,000)
After a $12,000 withdrawal ($4,250 is within the Guaranteed Annual Income amount, $7,750 is the Excess Withdrawal):
The Contract Value is reduced by the amount of the Guaranteed Annual Income amount of $4,250 and the Income Base and Enhancement Base are not reduced:
Contract Value = $55,750 ($60,000 - $4,250)
Income Base = $85,000
Enhancement Base = $85,000
The Contract Value is also reduced by the $7,750 Excess Withdrawal and the Income Base and Enhancement Base are reduced by 13.90134%, the same proportion by which the Excess Withdrawal reduced the $55,750 Contract Value ($7,750 / $55,750).
Contract Value = $48,000 ($55,750 - $7,750)
Income Base = $73,184 ($85,000 x 13.90134% = $11,816; $85,000 - $11,816 = $73,184)
Enhancement Base = $73,184 ($85,000 x 13.90134% = $11,816; $85,000 - $11,816 = $73,184)
Guaranteed Annual Income amount = $3,659 (5% of $73,184 Income Base)
On the following Benefit Year anniversary:
Contract Value = $43,000
Income Base = $73,184
Enhancement Base = $73,184
Guaranteed Annual Income amount = $3,659 (5% x $73,184)
In a declining market, Excess Withdrawals may significantly reduce your Income Base, Enhancement Base, and Guaranteed Annual Income amount. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. If the Income Base is reduced to zero due to an Excess Withdrawal, the rider will terminate. If the Contract Value is reduced to zero due to an Excess Withdrawal, the rider and contract will terminate.
Withdrawals from IRA contracts will not be considered Excess Withdrawals (even if they exceed the Guaranteed Annual Income amount) only if the withdrawals are taken as systematic installments of the amount needed to satisfy the required minimum distribution (RMD) rules under Internal Revenue Code Section 401(a)(9). In addition, in order for this exception for RMD’s to apply, the following must occur:
1.	Lincoln’s automatic withdrawal service is used to calculate and pay the RMD;
2.	The RMD calculation must be based only on the value in this contract;
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3.	No withdrawals other than RMD’s are made within the Benefit Year (except as described in the next paragraph); and
4.	This contract is not a beneficiary IRA.
If your RMD withdrawals during a Benefit Year are less than the Guaranteed Annual Income amount, an additional amount up to the Guaranteed Annual Income amount may be withdrawn. If a withdrawal, other than an RMD is made during the Benefit Year, then all amounts withdrawn in excess of the Guaranteed Annual Income amount, including amounts attributable to RMDs, will be treated as Excess Withdrawals.
Distributions from qualified contracts are generally taxed as ordinary income. Distributions from nonqualified contracts that are includable in gross income are also generally taxed as ordinary income. See Federal Tax Matters for information on determining what amounts are includable in gross income.
Guaranteed Annual Income Amount Annuity Payout Option. The Guaranteed Annual Income Amount Annuity Payout Option (“GAIAAPO”) is an Annuity Payout option under which the Contractowner (and joint life if applicable) will receive annuity payments equal to the Guaranteed Annual Income amount for life. This option is different from other Annuity Payout options, including i4LIFE® Advantage Select Guaranteed Income Benefit, which are based on your Contract Value. If you are required to take annuity payments because you have reached the maturity date of the contract, you have the option of electing the GAIAAPO. If the Contract Value is reduced to zero and you have a remaining Income Base, you will receive the GAIAAPO.
Contractowners may decide to choose the GAIAAPO over i4LIFE® Advantage Select Guaranteed Income Benefit if they feel this may provide a higher final payment over time and they may place more importance on this payment over access to the Account Value. Payment frequencies other than annual may be available. You will have no other contract features other than the right to receive annuity payments equal to the Guaranteed Annual Income amount for your life or the life of you and your spouse for the joint life option.
If you are receiving the GAIAAPO, the Beneficiary may be eligible to receive final payment upon death of the single life or surviving joint life. The final payment is a one-time lump-sum payment, if the effective date of the rider is the same as the effective date of the contract, the final payment will be equal to the sum of all Purchase Payments, decreased by withdrawals. If the effective date of the rider is after the effective date of the contract, the final payment will be equal to the Contract Value on the effective date of the rider, increased for Purchase Payments received after the rider effective date and decreased by withdrawals. Excess Withdrawals reduce the final payment in the same proportion as the withdrawals reduce the Contract Value; withdrawals less than or equal to the Guaranteed Annual Income amount and payments under the GAIAAPO will reduce the final payment dollar for dollar.
Death Prior to the Annuity Commencement Date. Lincoln Market Select® Advantage has no provision for a payout of the Income Base or Enhancement Base upon death of the Contractowner or Annuitant and provides no increase in value to the Death Benefit over and above what the Death Benefit provides in the base contract. At the time of death, if the Contract Value equals zero, no Death Benefit options (as described earlier in this prospectus) will be in effect. Election of Lincoln Market Select® Advantage does not impact the Death Benefit options available for purchase with your annuity contract. All Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The Contracts – Death Benefit.
Upon the death of the single life, this rider will end and no further Guaranteed Annual Income amounts are available (even if there was an Income Base in effect at the time of the death). Upon the first death under the joint life option, withdrawals up to the Guaranteed Annual Income amount continue to be available for the life of the surviving spouse. The Enhancement and Automatic Annual Step-up will continue, if applicable, as discussed above. Upon the death of the surviving spouse, Lincoln Market Select® Advantage will end and no further Guaranteed Annual Income amounts are available (even if there was an Income Base in effect at the time of the death).
Termination. After the fifth Benefit Year anniversary, the Contractowner may terminate the rider by notifying us in writing of the request to terminate or by failing to adhere to Investment Requirements. Contractowners in Florida who elected their rider prior to April 2, 2018, may terminate their rider at any time after the first Benefit Year anniversary. Lincoln Market Select® Advantage will automatically terminate:
•	on the Annuity Commencement Date (except payments under the Guaranteed Annual Income Amount Annuity Payout Option will continue if applicable);
•	upon death under the single life option or the death of the surviving spouse under the joint life option;
•	when the Guaranteed Annual Income amount or Contract Value is reduced to zero due to an Excess Withdrawal;
•	if the Contractowner or Annuitant is changed (except if the surviving spouse assumes ownership of the contract upon death of the Contractowner) including any sale or assignment of the contract or any pledge of the contract as collateral;
•	on the date the Contractowner is changed pursuant to an enforceable divorce agreement or decree; or
•	upon surrender or termination of the underlying annuity contract.
The termination will not result in any increase in Contract Value equal to the Income Base or Enhancement Base. Upon effective termination of this rider, the benefit and charges within this rider will terminate. If you terminate the rider, you must wait one year before you can elect any Living Benefit Rider available for purchase at that time.
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i4LIFE® Advantage Guaranteed Income Benefit option. Contractowners who previously elected Lincoln Market Select® Advantage may decide to later transition to i4LIFE® Advantage Guaranteed Income Benefit. This transition must be made prior to the Annuity Commencement Date. You cannot have both i4LIFE® Advantage and another Living Benefit Rider in effect on your contract at the same time. See i4LIFE® Advantage Guaranteed Income Benefit Transitions for a discussion of this transition.
4LATER® Select Advantage
4LATER® Select Advantage is a Living Benefit Rider available for purchase that provides an Income Base which will be used to establish the amount of the Guaranteed Income Benefit payment upon the election of i4LIFE® Advantage. If you elect 4LATER® Select Advantage, you must later transition to i4LIFE® Advantage Select Guaranteed Income Benefit in order to receive a benefit from 4LATER® Select Advantage.
The Contractowner, Annuitant or Secondary Life may not be changed while the rider is in effect (except if the Secondary Life assumes ownership of the contract upon death of the Contractowner), including any sale or assignment of the contract as collateral.
Availability. 4LATER® Select Advantage is only available for election to current Contractowners who have previously purchased the 4LATER® Advantage (Managed Risk) rider. If you terminate an existing rider to elect 4LATER® Select Advantage, your new rider will be effective on the next Valuation Date following approval by us. To elect 4LATER® Select Advantage, the Contractowner, Annuitant and Secondary Life under the joint life option must be age 85 or younger. The Contract Value must be at least $25,000.
4LATER® Select Advantage is not available for purchase with qualified contracts and is designed primarily for purchasers of nonqualified contracts where the Contractowner and Annuitant are different people (single life option) or with joint life benefits where the Secondary Life is not a spouse.
If 4LATER® Advantage (Managed Risk) is currently in effect on your contract, and you want to terminate the existing rider and elect 4LATER® Select Advantage, we are currently waiving the five-year waiting period that is required before terminating a rider. Other than the termination of your current rider, and the waiver of the holding period, your contract will not change in any way. We are doing this as a customer service to you, and there is no financial incentive being provided to you, your registered representative, or to anyone else if you decide to terminate your existing 4LATER® Advantage (Managed Risk) rider and elect 4LATER® Select Advantage.
Before electing 4LATER® Select Advantage, you must first terminate your existing rider, and you will no longer be entitled to any of the benefits that have accrued under that rider. You cannot transfer your current Income Base or Enhancement Base over to 4LATER® Select Advantage. You should carefully compare the features and benefits provided by your existing rider to the features and benefits provided by 4LATER® Select Advantage before making your decision.
Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. If your Benefit Year anniversary falls on a day that the New York Stock Exchange is closed, any benefit calculations scheduled to occur on that anniversary will occur on the next Valuation Date.
Income Base and Enhancement Base. The Income Base is an amount used to calculate the Guaranteed Income Benefit under i4LIFE® Advantage Select Guaranteed Income Benefit at a later date. The initial Income Base will equal the Contract Value on the effective date of the rider. The maximum Income Base is $10 million. The maximum takes into consideration the total guaranteed amounts from all Lincoln Life contracts (or contracts issued by our affiliates) in which you (and/or Secondary Life, if joint life option) are the covered lives.
For rider elections on and after June 11, 2018, and subject to state availability, the Enhancement Base is the value used to calculate the amount that may be added to the Income Base upon Enhancement. The Enhancement Base is equal to the Contract Value on the effective date of the rider, increased by subsequent Purchase Payments and Automatic Annual Step-ups, and decreased by withdrawals in accordance with the provisions set forth below. The Enhancement Base is not increased by an Enhancement. Rider elections prior to June 11, 2018 do not have an Enhancement Base.
The Income Base and Enhancement Base are not available to you as a lump sum withdrawal or as a Death Benefit.
Additional Purchase Payments automatically increase the Income Base (not to exceed the maximum Income Base) and Enhancement Base by the amount of the Purchase Payments. For example, an additional Purchase Payment of $10,000 will increase the Income Base and Enhancement Base by $10,000. Any Purchase Payment made after the initial Purchase Payment will be added immediately to the Income Base and Enhancement Base, but must be invested in the contract at least one Benefit Year before it will be used in calculating an Enhancement. Any Purchase Payments made within the first 90 days after the effective date of the rider will be included in the Income Base and Enhancement Base for purposes of calculating the Enhancement on the first Benefit Year anniversary.
After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. Additional Purchase Payments will not be allowed if the Contract Value decreases to zero for any reason, including market loss.
Each withdrawal reduces the Income Base and Enhancement Base in the same proportion as the amount withdrawn reduces the Contract Value on the Valuation Date of the withdrawal. This means that the reduction in the Income Base and Enhancement Base could be more than the dollar amount of the withdrawal.
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The following example demonstrates the impact of a withdrawal on the Income Base, Enhancement Base, and the Contract Value. The Contractowner makes a withdrawal of $11,200 which causes a $12,550 reduction in the Income Base.
Prior to the withdrawal:
Contract Value = $112,000
Income Base = $125,500
Enhancement Base = $125,500
After a withdrawal of $11,200, the Contract Value is reduced by 10% ($11,200) and the Income Base and Enhancement Base are also reduced by 10%, the same proportion by which the withdrawal reduced the Contract Value ($11,200 ÷ $112,000)
Contract Value = $100,800 ($112,000 - $11,200)
Income Base = $112,950 ($125,500 x 10% = $12,550; $125,500 - $12,550 = $112,950)
Enhancement Base = $112,950 ($125,500 x 10% = $12,550; $125,500 - $12,550 = $112,950)
In a declining market, withdrawals may significantly reduce your Income Base and Enhancement Base, and as a result will reduce your future Guaranteed Income Benefit. If the Income Base is reduced to zero due to withdrawals, this rider will terminate. If the Contract Value is reduced to zero due to a withdrawal, both the rider and the contract will terminate.
Enhancement. You are eligible for an Enhancement for at least 10 years from the effective date of the rider. On each Benefit Year anniversary the Income Base will be increased by an Enhancement if:
a. the Contractowner/Annuitant (as well as the spouse if the joint life option is in effect) is under age 86;
b. there are no withdrawals in the preceding Benefit Year;
c. the rider is within the Enhancement Period;
d. the Income Base after the Enhancement amount is added would be greater than the Income Base after the Automatic Annual Step-up; and
e. the Enhancement Base is greater than zero.
For riders elected on and after June 11, 2018 and subject to state availability, the Enhancement equals the Enhancement Base, minus the Purchase Payments received in the preceding Benefit Year, multiplied by 6%. For rider elections prior to June 11, 2018, the Enhancement equals the Income Base, minus Purchase Payments received in the preceding Benefit Year, multiplied by 5%. The Enhancement Base and Income Base are not reduced by Purchase Payments received in the first 90 day after the rider effective date.
If you decline an Enhancement, you will continue to be eligible for an Enhancement starting on the next Benefit Year anniversary as long as you meet the conditions listed above.
Note: The Enhancement is not available on any Benefit Year anniversary if an Automatic Annual Step-up to the Income Base occurs, or where there has been a withdrawal of Contract Value in the preceding Benefit Year. If you are eligible (as defined above) for the Enhancement in the next Benefit Year, the Enhancement will not occur until the Benefit Year anniversary of that year.
The following is an example of the impact of the 6% Enhancement on the Income Base and assumes that no withdrawals have been made.
Initial Purchase Payment = $100,000; Income Base = $100,000; Enhancement Base = $100,000
Additional Purchase Payment on day 30 = $15,000; Income Base = $115,000; Enhancement Base = $115,000
On the first Benefit Year anniversary, because the additional Purchase Payment is within the first 90 days after the effective date of the rider, the Income Base will not be less than $121,900 (= $100,000 x 1.06 + $15,000 x 1.06).
Consider a further additional Purchase Payment on day 95 = $10,000; Income Base = $125,000; Enhancement Base = $125,000
This additional Purchase Payment is not eligible for the Enhancement on the first Benefit Year anniversary because it was received after the first 90 days after the effective date for the rider. It will not be eligible for the 6% Enhancement until the second Benefit Year anniversary. Therefore, on the first Benefit Year anniversary, the Income Base will not be less than $131,900 (= $100,000 x 1.06 + $15,000 x 1.06 + $10,000).
As explained below, an Enhancement and Automatic Annual Step-up will not occur in the same year. If the Automatic Annual Step-up provides an increase equal to or greater than what the Enhancement provides, you will not receive the Enhancement. It is possible that this could happen each Benefit Year (because the Automatic Annual Step-up provided a larger increase each year), and therefore the Enhancement would not apply. The Enhancement or the Automatic Annual Step-up cannot increase the Income Base above the maximum Income Base of $10 million.
Enhancement Period. The original Enhancement Period is a 10-year period that begins on the effective date of the rider. For riders purchased on and after June 11, 2018 and subject to state availability, a new Enhancement Period begins immediately following an
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Automatic Annual Step-up. If during any Enhancement Period there are no Automatic Annual Step-ups, the Enhancements will stop at the end of the Enhancement Period and will not restart until the next Benefit Year anniversary following the Benefit Year anniversary upon which an Automatic Annual Step-up occurs. Riders purchased prior to June 11, 2018 only have one 10-year Enhancement Period.
Automatic Annual Step-up. The Income Base and Enhancement Base will automatically step-up to the Contract Value on each Benefit Year anniversary if:
a.	the Annuitant (single life option), or the Secondary Life (joint life option) are still living and under age 86; and
b.	the Contract Value on that Benefit Year anniversary, after the deduction of any withdrawals (including the rider charge and account fee), plus any Purchase Payments made on that date and Persistency Credits, if any, added on that date, is equal to or greater than the Income Base after an Enhancement (if any).
The Automatic Annual Step-up is available even in years in which a withdrawal has occurred.
For riders elected on or after June 11, 2018 and subject to state availability, each time the Automatic Annual Step-up occurs a new Enhancement Period starts. The Automatic Annual Step-up is available even in years when a withdrawal has occurred.
If you decline an Automatic Annual Step-up during an Enhancement Period, you will continue to be eligible for an Enhancement through the end of the original Enhancement Period as long as you meet the conditions listed above.
Following is an example of how the Automatic Annual Step-ups and the 6% Enhancements impact the Income Base (assuming no withdrawals or additional Purchase Payments):
	Contract Value	Income Base	Enhancement Base	Enhancement amount added to Income Base
At issue	$100,000	$100,000	$100,000	-
1st Benefit Year anniversary	$104,000	$106,000	$100,000	$6,000
2nd Benefit Year anniversary	$107,000	$112,000	$100,000	$6,000
3rd Benefit Year anniversary	$115,000	$118,000	$100,000	$6,000
4th Benefit Year anniversary	$128,000	$128,000	$128,000	N/A
5th Benefit Year anniversary	$131,000	$135,680	$128,000	$7,680
On the first Benefit Year anniversary the Contract Value is higher than the previous Income Base, but since the 6% Enhancement (6% of the Enhancement Base) would increase the Income Base to a higher amount, the Income Base is increased by the $6,000 Enhancement amount to $106,000 and the Enhancement Base remains at $100,000.
On the second Benefit Year anniversary the Contract Value is higher than the previous Income Base, but since the 6% Enhancement (6% of the Enhancement Base) would increase the Income Base to a higher amount, the Income Base is increased by the $6,000 Enhancement amount to $112,000 and the Enhancement Base remains at $100,000.
On the third Benefit Year anniversary the Contract Value is higher than the previous Income Base, but since the 6% Enhancement (6% of the Enhancement Base) would increase the Income Base to a higher amount, the Income Base is increased by the $6,000 Enhancement amount to $118,000 and the Enhancement Base remains at $100,000.
On the fourth Benefit Year anniversary the Contract Value is higher than the previous Income Base plus the 6% Enhancement (6% of the Enhancement Base), so the Income Base and Enhancement Base are increased to equal the Contract Value of $128,000.
On the fifth Benefit Year anniversary the Contract Value is higher than the previous Income Base, but since the 6% Enhancement (6% of the Enhancement Base) would increase the Income Base to a higher amount, the Income Base is increased by the $7,680 (6% of $128,000) Enhancement amount and the Enhancement Base remains at $128,000.
The following is an example of how the Automatic Annual Step-ups and the 5% Enhancement impact the Income Base (assuming no withdrawals or additional Purchase Payments):
	Contract Value	Income Base with 5% Enhancement	Income Base
Initial Purchase Payment $50,000	$50,000	N/A	$50,000
1st Benefit Year anniversary	$54,000	$52,500	$54,000
2nd Benefit Year anniversary	$53,900	$56,700	$56,700
3rd Benefit Year anniversary	$56,000	$59,535	$59,535
4th Benefit Year anniversary	$64,000	$62,512	$64,000
On the first Benefit Year anniversary, the Automatic Annual Step-up increased the Income Base to the Contract Value of $54,000 since the increase in the Contract Value is greater than the 5% Enhancement amount of $2,500 (5% of $50,000). On the second Benefit
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Year anniversary, the 5% Enhancement provided a larger increase (5% of $54,000 = $2,700). On the third Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $56,700 = $2,835). On the fourth Benefit Year anniversary, the Automatic Annual Step-up to the Contract Value was greater than the 5% Enhancement amount of $2,977 (5% of $59,535).
Death Prior to the Annuity Commencement Date. 4LATER® Select Advantage has no provision for a payout of the Income Base or Enhancement Base upon death of the Contractowners or Annuitant and provides no increase in value to the Death Benefit over and above what the Death Benefit provides in the base contract. At the time of death, if the Contract Value equals zero, no Death Benefit options (as described in this prospectus) will be in effect. Election of the 4LATER® Select Advantage does not impact the Death Benefit options available for purchase with your annuity contract. Generally all Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9), as amended. See The Contracts – Death Benefit.
If the Contractowner is not also named as the Annuitant or the Secondary Life, upon the first death of the Annuitant or Secondary Life, the 4LATER® Select Advantage rider will continue. Upon the second death of either the Annuitant or Secondary Life, the rider will terminate.
Upon the death of the Contractowner, this rider will continue only if either Annuitant or the Secondary Life becomes the new Contractowner and payments under i4LIFE® Advantage begin within one year after the death of the Contractowner.
Termination. After the fifth anniversary of the effective date of the 4LATER® Select Advantage rider, the Contractowner may terminate the rider by notifying us in writing. After this time, the rider will also terminate if the Contractowner fails to adhere to the Investment Requirements. 4LATER® Select Advantage will automatically terminate:
•	on the Annuity Commencement Date;
•	if the Annuitant is changed including any sale or assignment of the contract or any pledge of the contract as collateral;
•	upon the second death of either the Annuitant or Secondary Life;
•	when the Income Base is reduced to zero due to withdrawals;
•	the last day that you can elect i4LIFE® Advantage (age 95); or
•	upon termination of the underlying contract.
This termination will not result in any increase in Contract Value equal to the Income Base or Enhancement Base. Upon effective termination of this rider, the benefits and charges within this rider will terminate. If you terminate the rider, you must wait one year before you can elect any Living Benefit Rider available for purchase at that time.
i4LIFE® Advantage Select Guaranteed Income Benefit option. If you elect 4LATER® Select Advantage, you must later transition to i4LIFE® Advantage Select Guaranteed Income Benefit in order to receive a benefit from 4LATER® Select Advantage. This transition must be made prior to the Annuity Commencement Date. You cannot have both i4LIFE® Advantage and another Living Benefit Rider in effect on your contract at the same time. See i4LIFE® Advantage Guaranteed Income Benefit Transitions for a discussion of this transition.
i4LIFE® Advantage
i4LIFE® Advantage (the Variable Annuity Payout Option Rider in your contract) is an optional Annuity Payout rider you may purchase at an additional cost and is separate and distinct from other Annuity Payout options offered under your contract and described later in this prospectus. You may also purchase i4LIFE® Advantage Guaranteed Income Benefit for an additional charge. See Charges and Other Deductions – i4LIFE® Advantage Charge.
i4LIFE® Advantage provides variable, periodic Regular Income Payments for life subject to certain conditions. The optional Guaranteed Income Benefit provides a minimum payout floor for those Regular Income Payments. These payments are made during two time periods; an Access Period and a Lifetime Income Period, which are discussed in further detail below. i4LIFE® Advantage is different from other Annuity Payout options provided by Lincoln because with i4LIFE® Advantage, you have the ability to make additional withdrawals or surrender the contract during the Access Period. The Guaranteed Income Benefit is described in further detail below.
When you elect i4LIFE® Advantage, you must choose the Annuitant and Secondary Life (if applicable). The Annuitant and Secondary Life may not be changed after i4LIFE® Advantage is elected. For qualified contracts, the Secondary Life must be the spouse. See i4LIFE® Advantage Death Benefits regarding the impact of a change to the Annuitant prior to the i4LIFE® Advantage election.
If i4LIFE® Advantage is selected, the applicable transfer provisions among Subaccounts and the fixed account will continue to be those specified in your annuity contract for transfers on or before the Annuity Commencement Date. However, once i4LIFE® Advantage begins, any automatic withdrawal service will terminate. See The Contracts – Transfers on or Before the Annuity Commencement Date.
Additional Purchase Payments may be made during the Access Period for an IRA annuity contract, unless a Guaranteed Income Benefit has been elected. If the Guaranteed Income Benefit option has been elected on an IRA contract, additional Purchase Payments may be made until the initial Guaranteed Income Benefit is calculated. Additional Purchase Payments will not be accepted after the Periodic Income Commencement Date for a nonqualified annuity contract.
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Availability. i4LIFE® Advantage is available for contracts with a Contract Value of at least $50,000 and may be elected before any other Annuity Payout option under this contract is elected by sending a completed i4LIFE® Advantage election form to our Home Office. You may elect any available version of the Guaranteed Income Benefit when you elect i4LIFE® Advantage or during the Access Period, if still available for election, subject to the terms and conditions at that time. You may choose not to purchase the Guaranteed Income Benefit at the time you purchase i4LIFE® Advantage by indicating that you do not want the i4LIFE® Advantage Guaranteed Income Benefit on the election form. Additionally, certain Living Benefit Riders allow a transition from that rider to i4LIFE® Advantage Guaranteed Income Benefit. See i4LIFE® Advantage Guaranteed Income Benefit Transitions below. If you intend to use the Income Base or the Guaranteed Amount from a previously elected Living Benefit Rider to establish the Guaranteed Income Benefit, you must elect the Guaranteed Income Benefit at the time you elect i4LIFE® Advantage.
i4LIFE® Advantage and the Guaranteed Income Benefit are available on nonqualified annuities, IRAs and Roth IRAs (check with your registered representative regarding availability in the SEP market). i4LIFE® Advantage for IRA contracts is only available if the Annuitant and Secondary Life, if applicable, are age 59½ or older at the time the rider is elected. i4LIFE® Advantage and Guaranteed Income Benefit must be elected by age 80 on IRA contracts or age 95 on nonqualified contracts. Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions.
Access Period. The Access Period begins on the Periodic Income Commencement Date and is a defined period of time during which we pay variable, periodic Regular Income Payments and provide a Death Benefit. During this period, you may surrender the contract and make withdrawals from your Account Value (defined below). The Lifetime Income Period begins immediately at the end of the Access Period and the remaining Account Value is used to make Regular Income Payments for the rest of your life (or the Secondary Life if applicable). During the Lifetime Income Period, you will no longer be able to make withdrawals or surrenders or receive a Death Benefit. If your Account Value is reduced to zero because of withdrawals or market loss, your Access Period ends.
The minimum and maximum Access Periods are established at the time you elect i4LIFE® Advantage with or without the Guaranteed Income Benefit. The current Access Period requirements are outlined in the following chart:
	Minimum Access Period	Maximum Access Period
i4LIFE® Advantage (without a Guaranteed Income Benefit)	5 years	The length of time between your age and age 115 for nonqualified contracts; age 100 for qualified contracts
Select Guaranteed Income Benefit Guaranteed Income Benefit (Managed Risk)	Longer of 20 years or the difference between your age (nearest birthday) and age 90	To age 115 for nonqualified contracts; to age 100 for qualified contracts
Guaranteed Income Benefit (version 4) elections on or after May 21, 2012	Longer of 20 years or the difference between your age (nearest birthday) and age 100	To age 115 for nonqualified contracts; to age 100 for qualified contracts
Guaranteed Income Benefit (version 4) elections prior to May 21, 2012	Longer of 20 years of the difference between your age (nearest birthday) and age 90	To age 115 for nonqualified contracts; to age 100 for qualified contracts
Guaranteed Income Benefit (version 2 and 3)	Longer of 15 years or the difference between your age (nearest birthday) and age 85	To age 115 for nonqualified contracts; to age 100 for qualified contracts
The minimum Access Period requirements may vary if you transition to i4LIFE® Advantage Guaranteed Income Benefit from another rider. See i4LIFE® Advantage Guaranteed Income Benefit Transitions below.
Generally, shorter Access Periods will produce a higher initial Regular Income Payment than longer Access Periods. At any time during the Access Period, you may extend or shorten the length of the Access Period subject to Home Office approval. Additional restrictions may apply if you are under age 59½ when you request a change to the Access Period. Currently, if you extend the Access Period, it must be extended at least 5 years. If you change the Access Period, subsequent Regular Income Payments will be adjusted accordingly, and the Account Value remaining at the end of the new Access Period will be applied to continue Regular Income Payments for your life. For versions 1, 2, and 3 of the Guaranteed Income Benefit, an extension of your Access Period will also reduce your i4LIFE® Advantage Guaranteed Income Benefit in proportion of the reduction in the Regular Income Payment. This reduction of the i4LIFE® Guaranteed Income Benefit does not apply to Select Guaranteed Income Benefit, Guaranteed Income Benefit (Managed Risk, or Guaranteed Income Benefit (version 4). If you shorten the Access Period, the i4LIFE® Advantage Guaranteed Income Benefit will terminate. Currently, changes to the Access Period can only be made on Periodic Income Commencement Date anniversaries.
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Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. We may reduce or terminate the Access Period for IRA i4LIFE® Advantage contracts in order to keep the Regular Income Payments in compliance with IRC provisions for required minimum distributions. If we lower the Access Period to comply with IRC provisions, there is no impact to the Guaranteed Income Benefit.
Account Value. The initial Account Value is the Contract Value on the Valuation Date i4LIFE® Advantage is effective (or your initial Purchase Payment if i4LIFE® Advantage is purchased at contract issue), less any applicable premium taxes. During the Access Period, the Account Value on a Valuation Date will equal the total value of all of the Contractowner's Accumulation Units plus the Contractowner's value in the fixed account, and will be reduced by Regular Income Payments and Guaranteed Income Benefit payments made as well as any withdrawals taken. You will have access to your Account Value during the Access Period. After the Access Period ends, the remaining Account Value will be applied to continue Regular Income Payments for your life and the Account Value will be reduced to zero.
Regular Income Payments during the Access Period. i4LIFE® Advantage provides for variable, periodic Regular Income Payments for as long as an Annuitant (or Secondary Life, if applicable) is living.
When you elect i4LIFE® Advantage, you will make several choices that will impact the amount of your Regular Income Payments:
•	the date you will receive the initial Regular Income Payment;
•	the frequency of the payments (monthly, quarterly, semi-annually or annually);
•	the frequency the payment is recalculated;
•	the assumed investment return (AIR); and
•	the date the Access Period ends and the Lifetime Income Period begins.
Some of the choices will not be available if you elect the Guaranteed Income Benefit.
If you do not choose a payment frequency, the default is a monthly payment frequency. In most states, you may also elect to have Regular Income Payments from nonqualified contracts recalculated only once each year rather than recalculated at the time of each payment. This results in level Regular Income Payments between recalculation dates. Qualified contracts are only recalculated once per year, at the first Valuation Date of the first periodic income payment of each calendar year. Contracts that elect Select Guaranteed Income Benefit, Guaranteed Income Benefit (Managed Risk), or Guaranteed Income Benefit (version 4) are only recalculated once a year. For nonqualified contracts, the Contractowner must elect the levelized option for Regular Income Payments if Guaranteed Income Benefit is elected.
AIR rates of 3%, 4%, 5%, or 6% may be available for Regular Income Payments under i4LIFE® Advantage. Certain states limit the availability of 5% or 6% AIR. See your registered representative for availability. The higher the AIR you choose, the higher your initial Regular Income Payment will be and the higher the return must be to increase subsequent Regular Income Payments. A 3% AIR will be used to calculate the Regular Income Payments under Select Guaranteed Income Benefit; a 4% AIR will be used to calculate the Regular Income Payments under all other versions of Guaranteed Income Benefit.
Regular Income Payments must begin within one year of the date you elect i4LIFE® Advantage and will continue until the death of the Annuitant or Secondary Life, if applicable, or surrender.
Regular Income Payments are not subject to any applicable Interest Adjustments. See Charges and Other Deductions. For information regarding income tax consequences of Regular Income Payments, see Federal Tax Matters.
The initial Regular Income Payment is calculated from the Account Value on a date no more than 14 days prior to the date you select to begin receiving Regular Income Payments. This calculation date is called the Periodic Income Commencement Date, and is the same date the Access Period begins. The amount of the initial Regular Income Payment is determined by dividing the Contract Value (or Purchase Payment if elected at contract issue), less applicable premium taxes by 1,000 and multiplying the result by an annuity factor. The annuity factor is based upon:
•	the age and sex of the Annuitant and Secondary Life, if applicable;
•	the length of the Access Period selected;
•	the frequency of the payments;
•	the AIR selected; and
•	the Individual Annuity Mortality table specified in your contract.
The annuity factor used to determine the Regular Income Payments reflects the fact that, during the Access Period, you have the ability to withdraw the entire Account Value and that a Death Benefit of the entire Account Value will be paid to your Beneficiary upon your death. These benefits during the Access Period result in a slightly lower Regular Income Payment, during both the Access Period and the Lifetime Income Period, than would be payable if this access was not permitted and no lump-sum Death Benefit of the full Account Value was payable. (The Contractowner must elect an Access Period of no less than the minimum Access Period which is currently set at 5 years.) The annuity factor also reflects the requirement that there be sufficient Account Value at the end of the
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Access Period to continue your Regular Income Payments for the remainder of your life (and/or the Secondary Life if applicable), during the Lifetime Income Period, with no further access or Death Benefit.
The Account Value will vary with the actual net investment return of the Subaccounts selected and the interest credited on the fixed account, which then determines the subsequent Regular Income Payments during the Access Period. Each subsequent Regular Income Payment (unless the levelized option is selected) is determined by dividing the Account Value on the applicable Valuation Date by 1,000 and multiplying this result by an annuity factor revised to reflect the declining length of the Access Period. As a result of this calculation, the actual net returns in the Account Value are measured against the AIR to determine subsequent Regular Income Payments. If the actual net investment return (annualized) for the contract exceeds the AIR, the Regular Income Payment will increase at a rate approximately equal to the amount of such excess. Conversely, if the actual net investment return for the contract is less than the AIR, the Regular Income Payment will decrease. For example, if net investment return is 3% higher (annualized) than the AIR, the Regular Income Payment for the next year will increase by approximately 3%. Conversely, if actual net investment return is 3% lower than the AIR, the Regular Income Payment will decrease by approximately 3%.
Withdrawals made during the Access Period will also reduce the Account Value that is available for Regular Income Payments, and subsequent Regular Income Payments will be recalculated and could be increased or reduced, based on the Account Value following the withdrawal.
For a joint life option, if either the Annuitant or Secondary Life dies during the Access Period, Regular Income Payments will be recalculated using a revised annuity factor based on the single surviving life, if doing so provides a higher Regular Income Payment. On a joint life option, the Secondary Life spouse must be either the primary Beneficiary or joint owner in order to receive the remaining payments after the first spouse’s death.
For nonqualified contracts, if the Annuitant and Secondary Life, if applicable, both die during the Access Period, the Guaranteed Income Benefit (if any) will terminate and the annuity factor will be revised for a non-life contingent Regular Income Payment and Regular Income Payments will continue until the Account Value is fully paid out and the Access Period ends. For qualified contracts, if the Annuitant and Secondary Life, if applicable, both die during the Access Period, i4LIFE® Advantage (and any Guaranteed Income Benefit if applicable) will terminate.
Regular Income Payments during the Lifetime Income Period. The Lifetime Income Period begins at the end of the Access Period if either the Annuitant or Secondary Life is living. Your earlier elections regarding the frequency of Regular Income Payments, AIR and the frequency of the recalculation do not change. The initial Regular Income Payment during the Lifetime Income Period is determined by dividing the Account Value on the last Valuation Date of the Access Period by 1,000 and multiplying the result by an annuity factor revised to reflect that the Access Period has ended. The annuity factor is based upon:
•	the age and sex of the Annuitant and Secondary Life (if living);
•	the frequency of the Regular Income Payments;
•	the AIR selected; and
•	the Individual Annuity Mortality table specified in your contract.
The impact of the length of the Access Period and any withdrawals made during the Access Period will continue to be reflected in the Regular Income Payments during the Lifetime Income Period. To determine subsequent Regular Income Payments, the contract is credited with a fixed number of Annuity Units equal to the initial Regular Income Payment (during the Lifetime Income Period) divided by the Annuity Unit value (by Subaccount). Subsequent Regular Income Payments are determined by multiplying the number of Annuity Units per Subaccount by the Annuity Unit value. Your Regular Income Payments will vary based on the value of your Annuity Units. If your Regular Income Payments are adjusted on an annual basis, the total of the annual payment is transferred to Lincoln Life's general account to be paid out based on the payment mode you selected. Your payment(s) will not be affected by market performance during that year. Your Regular Income Payment(s) for the following year will be recalculated at the beginning of the following year based on the current value of the Annuity Units.
Regular Income Payments will continue for as long as the Annuitant or Secondary Life, if applicable, is living, and will continue to be adjusted for investment performance of the Subaccounts your Annuity Units are invested in (and the fixed account if applicable). Regular Income Payments vary with investment performance.
During the Lifetime Income Period, there is no longer an Account Value; therefore, no withdrawals are available and no Death Benefit is payable. In addition, transfers are not allowed from a fixed annuity payment to a variable annuity payment.
Guaranteed Income Benefit
The Guaranteed Income Benefit is an optional benefit that is available for an additional charge. It provides that your Regular Income Payments will never be less than a minimum payout floor, regardless of the actual investment performance of your contract. Two versions of i4LIFE®Advantage Guaranteed Income Benefit are currently available – i4LIFE® Advantage Select Guaranteed Income Benefit and i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk).
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If you purchase any version of i4LIFE® Advantage Guaranteed Income Benefit, you will be required to adhere to Investment Requirements, which will limit your ability to invest in certain Subaccounts offered in your contract. In addition, the fixed account is not available except for use with dollar cost averaging. See The Contracts – Investment Requirements for more information. You will be subject to those Investment Requirements for the entire time you own the rider. Failure to comply with the Investment Requirements will result in the termination of the rider.
There is no guarantee that any version of i4LIFE® Advantage Guaranteed Income Benefit will be available to elect in the future, as we reserve the right to discontinue this option at any time. In addition, we may make different versions of the Guaranteed Income Benefit available to new purchasers or may create different versions for use with various Living Benefit Riders. However, certain Living Benefit Riders may guarantee a Contractowner the right to transition from that Prior Rider to a version of i4LIFE® Advantage Guaranteed Income Benefit that may no longer be offered. The transitions rules are set forth below.
In certain states the total annual Guaranteed Income Benefit that would otherwise be payable may be subject to a maximum amount. Please refer to your contract or contact your registered representative for more information.
Guaranteed Income Benefit Amount. For Select Guaranteed Income Benefit, Guaranteed Income Benefit (Managed Risk), and Guaranteed Income Benefit (version 4), the Guaranteed Income Benefit will be based on A, or, if transitioning from a Prior Rider, the greater of A and B:
A.	the Account Value immediately prior to electing Guaranteed Income Benefit; or
B.	the Income Base under the Prior Rider (or the Guaranteed Amount under Lincoln SmartSecurity® Advantage) reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up (or inception date if no step-ups have occurred).
The initial Guaranteed Income Benefit will be an amount equal to a specified percentage of the above, based on your age (or the age of the younger life under a joint life option) at the time the Guaranteed Income Benefit is elected.
The following is an example of how the Guaranteed Amount or the Income Base from another Living Benefit Rider may be used to calculate the i4LIFE® Advantage Guaranteed Income Benefit. The example assumes that a 4.5% Guaranteed Income Benefit percentage is used to calculate the initial Guaranteed Income Benefit.
Account Value (equals Contract Value on date i4LIFE® Advantage Guaranteed Income Benefit is elected)	$100,000
Guaranteed Amount/Income Base on date i4LIFE® Advantage Guaranteed Income Benefit is elected:	$140,000
Initial Regular Income Payment	$5,411
Initial Guaranteed Income Benefit (4.5% x $140,000 Guaranteed Amount/Income Base which is greater than $100,000 Account Value)	$6,300
For Guaranteed Income Benefit (version 2 and 3), the Guaranteed Income Benefit is initially equal to 75% of the Regular Income Payment (which is based on your Account Value) in effect at the time the Guaranteed Income Benefit is elected.
Guaranteed Income Benefit Percentages and Age-Bands. The specific percentages and applicable age-bands for calculating the initial Guaranteed Income Benefit are discussed below.
The initial Guaranteed Income Benefit percentages applicable to new rider elections are determined in our sole discretion based on current economic factors including interest rates and equity market volatility. Generally, the percentages may increase or decrease based on changes in equity market volatility, prevailing interest rates, or as a result of other economic conditions. This percentage structure is intended to help us provide the guarantees under the rider. The initial Guaranteed Income Benefit percentages for new rider elections may be higher or lower than prior percentages, but for existing Contractowners that have elected the rider, your Guaranteed Income Benefit percentages will not change as a result.
Select Guaranteed Income Benefit and Guaranteed Income Benefit (Managed Risk). The initial Guaranteed Income Benefit percentages applicable to new rider elections, including transitions from a Prior Rider, are set forth in a supplement to this prospectus, called a Rate Sheet. The Rate Sheet indicates the Guaranteed Income Benefit percentage, its effective period, and the date by which your rider election form must be signed and dated for a contract to be issued with that percentage. The percentages may change periodically and may be higher or lower than the percentages on the previous Rate Sheet.
The Guaranteed Income Benefit percentages for the next effective period will be disclosed in a new Rate Sheet at least 10 days before the end of the indicated effective period. Your rider election form must be signed and dated on or before the last day of the effective period noted in that Rate Sheet in order to get the percentage indicated in a Rate Sheet. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your registered representative, online at www.LincolnFinancial.com or by calling us at 1-888-868-2583. Guaranteed Income Benefit percentages for previous effective periods are included in an Appendix to this prospectus.
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Guaranteed Income Benefit (version 4). The specified percentages and the corresponding age-bands for calculating the Guaranteed Income Benefit under Guaranteed Income Benefit (version 4) are outlined in an Appendix to this prospectus. Guaranteed Income Benefit (version 4) is only available for purchase if you are guaranteed the right to elect a prior version under a Prior Rider.
Guaranteed Income Benefit General Provisions
For all versions of the Guaranteed Income Benefit, if the amount of your i4LIFE® Advantage Regular Income Payment has fallen below the Guaranteed Income Benefit, because of poor investment results, a payment equal to the i4LIFE® Advantage Guaranteed Income Benefit is the minimum payment you will receive. If the market performance in your contract is sufficient to provide Regular Income Payments at a level that exceeds the Guaranteed Income Benefit, the Guaranteed Income Benefit will never come into effect. If the Guaranteed Income Benefit is paid, it will be paid with the same frequency as your Regular Income Payment. If your Regular Income Payment is less than the Guaranteed Income Benefit, we will reduce the Account Value by the Regular Income Payment plus an additional amount equal to the difference between your Regular Income Payment and the Guaranteed Income Benefit (in other words, Guaranteed Income Benefit payments reduce the Account Value by the entire amount of the Guaranteed Income Benefit payment). (Regular Income Payments also reduce the Account Value.) This payment will be made from the variable Subaccounts and the fixed account proportionately, according to your investment allocations.
If your Account Value reaches zero as a result of payments to provide the Guaranteed Income Benefit, we will continue to pay you an amount equal to the Guaranteed Income Benefit. If your Account Value reaches zero, your Access Period will end and your Lifetime Income Period will begin. Additional amounts withdrawn from the Account Value to provide the Guaranteed Income Benefit may terminate your Access Period earlier than originally scheduled, and will reduce your Death Benefit. If your Account Value equals zero, no Death Benefit will be paid. See i4LIFE® Advantage Death Benefits. After the Access Period ends, we will continue to pay the Guaranteed Income Benefit for as long as the Annuitant (or the Secondary Life, if applicable) is living.
The following example illustrates how poor investment performance, which results in a Guaranteed Income Benefit payment, affects the i4LIFE® Account Value:
i4LIFE® Account Value before market decline	$135,000
i4LIFE® Account Value after market decline	$100,000
Guaranteed Income Benefit	$810
Regular Income Payment after market decline	$769
Account Value after market decline and Guaranteed Income Benefit payment	$99,190
The Contractowner receives an amount equal to the Guaranteed Income Benefit. The entire amount of the Guaranteed Income Benefit is deducted from the Account Value.
Guaranteed Income Benefit Step-up
Select Guaranteed Income Benefit and Guaranteed Income Benefit (Managed Risk and version 4). The Guaranteed Income Benefit will automatically step up every year to 75% of the current Regular Income Payment, if that result is greater than the immediately prior Guaranteed Income Benefit. For nonqualified contracts, the step-up will occur annually on the first Valuation Date on or after each Periodic Income Commencement Date anniversary starting on the first Periodic Income Commencement Date anniversary. For qualified contracts, the step-up will occur annually on the first Valuation Date of the first periodic income payment of each calendar year.
The following example illustrates how the initial Guaranteed Income Benefit is calculated for a Contractowner with a nonqualified contract, and how a step-up would increase the Guaranteed Income Benefit in a subsequent year. The example assumes a 4% percentage was used to calculate the Guaranteed Income Benefit, and that the Account Value has increased due to positive investment returns resulting in a higher recalculated Regular Income Payment. See Living Benefit Riders – i4LIFE® Advantage – Regular Income Payments during the Access Period for a discussion of recalculation of the Regular Income Payment.
8/1/2016 Amount of initial Regular Income Payment	$4,801
8/1/2016 Account Value at election of Guaranteed Income Benefit	$100,000
8/1/2016 Initial Guaranteed Income Benefit (4% x $100,000 Account Value)	$4,000
8/1/2017 Recalculated Regular Income Payment	$6,000
8/1/2017 Guaranteed Income Benefit after step-up (75% of $6,000)	$4,500
The Guaranteed Income Benefit was increased to 75% of the recalculated Regular Income Payment.
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Guaranteed Income Benefit (version 3). Guaranteed Income Benefit (version 3) will automatically step up every year to 75% of the current Regular Income Payment, if that result is greater than the immediately prior Guaranteed Income Benefit. The step-up will occur on every Periodic Income Commencement Date anniversary during a 5-year step-up period. At the end of a step-up period you may elect a new step-up period by submitting a written request to the Home Office. If you prefer, when you start the Guaranteed Income Benefit, you can request that we administer this election for you.
Guaranteed Income Benefit (version 2). The Guaranteed Income Benefit will automatically step-up every three years to 75% of the current Regular Income Payment, if the result is greater than the immediately prior Guaranteed Income Benefit. The step-up will occur on every third Periodic Income Commencement Date anniversary during a 15-year step-up period. At the end of a step-up period, you may elect a new 15-year step-up period by submitting a written request to the Home Office. If you prefer, when you start the Guaranteed Income Benefit, you can request that we administer this election for you.
Guaranteed Income Benefit (version 1). If you have Guaranteed Income Benefit (version 1), the Guaranteed Income Benefit will not step-up on an anniversary, but will remain level.
i4LIFE® Advantage Guaranteed Income Benefit Transitions
Certain Living Benefit Riders (“Prior Rider”) allow you to transition to the applicable version of i4LIFE® Advantage Guaranteed Income Benefit.
If your Prior Rider is...	you will transition to…
Lincoln Market Select® Advantage 4LATER® Select Advantage	Select Guaranteed Income Benefit
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) 4LATER® Advantage (Managed Risk)	Guaranteed Income Benefit (Managed Risk)
Lincoln Lifetime IncomeSM Advantage 2.0	Guaranteed Income Benefit (version 4)
The following discussion applies to all of these transitions.
If you have elected one of the Prior Riders listed above, you are guaranteed the right to transition to the applicable version of the Guaranteed Income Benefit even if that version is no longer available for purchase. You are also guaranteed that the Guaranteed Income Benefit percentage and Access Period requirements will be at least as favorable as those in effect at the time you purchased your Prior Rider. The Investment Requirements under your Prior Rider continue to apply after you transition to the Guaranteed Income Benefit. See The Contracts – Investment Requirements for a description of these investment requirements. The initial Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value (or Income Base or Guaranteed Amount, as applicable), based on your age (or the younger life under a joint life option) at the time the Guaranteed Income Benefit is elected.
Your decision to transition to the Guaranteed Income Benefit must be made prior to the Annuity Commencement Date, and by the maximum age to elect i4LIFE® Advantage, which is age 95 for nonqualified contracts and age 80 for qualified contracts. Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Lifetime IncomeSM Advantage 2.0 (purchased prior to April 2, 2012), or 4LATER® Advantage (Managed Risk) who have waited until after the fifth Benefit Year anniversary may elect the appropriate version of i4LIFE® Advantage Guaranteed Income Benefit until age 99 for nonqualified contracts and age 85 for qualified contracts.
If you have the single life option under your Prior Rider, you must transition to the single life option under i4LIFE® Advantage Guaranteed Income Benefit; joint life option must transition to the joint life option. The minimum Access Period requirements may vary based on which Prior Rider you elected, and are specifically listed in the chart below.
While i4LIFE® Advantage Guaranteed Income Benefit is in effect, the Contractowner cannot change the payment mode elected or decrease the length of the Access Period.
Different minimum Access Period requirements may apply if you use the greater of the Account Value or Income Base (less amounts paid since the last automatic step-up) under a Prior Rider to calculate the Guaranteed Income Benefit as set forth below:
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Minimum Access Period
	Elections of i4LIFE® Advantage prior to the 5th Benefit Year anniversary	Elections of i4LIFE® Advantage on and after the 5th Benefit Year anniversary
Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 on or after April 2, 2012	Longer of 20 years or the difference between your age and age 100	Longer of 20 years or the difference between your age and age 95
Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) Purchasers of 4LATER® Advantage (Managed Risk) Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 prior to April 2, 2012	Longer of 20 years or the difference between your age and age 90	Longer of 15 years or the difference between your age and age 85
Purchasers of Lincoln Market Select® Advantage Purchasers of 4LATER® Select Advantage	Longer of 20 years or the difference between your age and age 90	N/A

When deciding whether to transition from your Prior Rider to i4LIFE® Advantage Guaranteed Income Benefit, you should consider that depending on your age (and the age of your spouse under the joint life option) and the selected length of the Access Period, i4LIFE® Advantage may provide a higher payout than the Guaranteed Annual Income amounts from your Prior Rider. You should consider electing i4LIFE® Advantage when you are ready to immediately start receiving i4LIFE® Advantage payments, whereas with your Prior Rider, you may defer taking withdrawals until a later date. Payments from a nonqualified contract that a person receives under the i4LIFE® Advantage rider are treated as “amounts received as an annuity” under section 72 of the Internal Revenue Code because the payments occur after the annuity starting date. These payments are subject to an “exclusion ratio” as provided in section 72(b) of the Code, which means a portion of each Annuity Payout is treated as income (taxable at ordinary income rates), and the remainder is treated as a nontaxable return of Purchase Payments. In contrast, withdrawals under your Prior Rider are not treated as amounts received as an annuity because they occur prior to the annuity starting date. As a result, such withdrawals are treated first as a return of any existing gain in the contract (which is the measure of the extent to which the Contract Value exceeds Purchase Payments), and then as a nontaxable return of Purchase Payments.
Accumulated Benefit Enhancement (ABESM) (Nonqualified contracts only). This benefit is no longer available. The ABESM Enhancement Amount was provided to eligible Contractowners of nonqualified i4LIFE® Advantage or withdrawals within the Maximum Annual Withdrawal Limit in Lincoln SmartSecurity® Advantage contracts only an ABESM Enhancement Amount, if requested at the time of application, at no additional charge, and if certain conditions were met.
Upon the death of any Contractowner, joint owner or Annuitant, the ABESM Enhancement Amount is payable in accordance with the terms of the i4LIFE® Advantage or withdrawals within the Maximum Annual Withdrawal Limit in Lincoln SmartSecurity® Advantage EGMDB Death Benefit.
The ABESM Enhancement Amount is equal to the excess of the prior contract’s documented Death Benefit(s) over the actual cash surrender value received by us. However, we will impose a limit on the prior contract’s Death Benefit equal to the lesser of:
•	140% of the prior contract’s cash value; or
•	the prior contract’s cash value plus $400,000.
In addition, if the actual cash surrender value we received was less than 95% of the documented cash value from the prior insurance company, the prior contract’s Death Benefit was reduced proportionately according to the reduction in cash value amounts.
Upon the death of any Contractowner or joint owner who was not a Contractowner on the effective date of the i4LIFE® Advantage or withdrawals within the Maximum Annual Withdrawal Limit in Lincoln SmartSecurity® Advantage EGMDB Death Benefit, the ABESM Enhancement Amount will be equal to zero (unless the change occurred because of the death of a Contractowner or joint owner). If any Contractowner or joint owner is changed due to a death and the new Contractowner or joint owner is age 76 or older when added to the contract, then the ABESM Enhancement Amount for this new Contractowner or joint owner will be equal to zero.
The ABESM Enhancement Amount will terminate on the Valuation Date the i4LIFE® Advantage or withdrawals within the Maximum Annual Withdrawal Limit in Lincoln SmartSecurity® Advantage EGMDB Death Benefit option of the contract is changed or terminated.
It is important to realize that even with the ABESM Enhancement Amount, your Death Benefit will in many cases be less than the Death Benefit from your prior company.
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i4LIFE® Advantage Death Benefits
When you elect i4LIFE® Advantage, the Death Benefit option that you previously elected will become the Death Benefit election under i4LIFE® Advantage, unless you elect a less expensive Death Benefit option. If you had previously elected EEB Death Benefit, you must elect a new Death Benefit. Existing Contractowners with the Account Value Death Benefit, who elect i4LIFE® Advantage must choose the i4LIFE® Advantage Account Value Death Benefit. The amount paid under the new Death Benefit may be less than the amount that would have been paid under the Death Benefit provided before i4LIFE® Advantage began (if premium taxes have been deducted from the Contract Value).
i4LIFE® Advantage Account Value Death Benefit. The i4LIFE® Advantage Account Value Death Benefit is only available during the Access Period and is equal to the Account Value as of the Valuation Date on which we approve the payment of the death claim. You may not change this Death Benefit once it is elected.
i4LIFE® Advantage Guarantee of Principal Death Benefit. The i4LIFE® Advantage Guarantee of Principal Death Benefit is only available during the Access Period and is equal to the greater of:
•	the Account Value as of the Valuation Date we approve the payment of the claim; or
•	the sum of all Purchase Payments, less the sum of Regular Income Payments and other withdrawals where:
•	Regular Income Payments, including withdrawals to provide the Guaranteed Income Benefit, reduce the Death Benefit by the dollar amount of the payment; and
•	all other withdrawals, if any, reduce the Death Benefit in the same proportion that withdrawals reduce the Contract Value or Account Value.
References to Purchase Payments and withdrawals include Purchase Payments and withdrawals made prior to the election of i4LIFE® Advantage if your contract was in force with the Guarantee of Principal or greater Death Benefit option prior to that election. Withdrawals that were not treated as Excess Withdrawals under a Prior Rider will reduce the Death Benefit by the dollar amount of the withdrawal.
In a declining market, withdrawals which are deducted in the same proportion that withdrawals reduce the Contract Value or Account Value, may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals and premium taxes, if any.
The following example demonstrates the impact of a proportionate withdrawal on your Death Benefit:
i4LIFE® Advantage Guarantee of Principal Death Benefit	$200,000
Regular Income Payment	$25,000
Account Value at the time of additional withdrawal	$150,000
Additional withdrawal	$15,000	($15,000/$150,000=10% withdrawal)

Death Benefit Value after Regular Income Payment = $200,000 - $25,000 = $175,000
Reduction in Death Benefit value for withdrawal = $175,000 x 10% = $17,500
Death Benefit Value after additional withdrawal = $175,000 - $17,500 = $157,500
The Regular Income Payment reduced the Death Benefit by $25,000 and the additional withdrawal caused a 10% reduction in the Death Benefit, the same percentage that the withdrawal reduced the Account Value.
During the Access Period, contracts with the i4LIFE® Advantage Guarantee of Principal Death Benefit may elect to change to the i4LIFE® Advantage Account Value Death Benefit by contacting us in writing at our Home Office. This change will be effective on the Valuation Date we receive the request, at our Home Office, and we will begin deducting the lower i4LIFE® Advantage charge at that time. Once the change is effective, you may not elect to return to the i4LIFE® Advantage Guarantee of Principal Death Benefit.
i4LIFE® Advantage EGMDB. The i4LIFE® Advantage EGMDB is only available during the Access Period and is the greatest of:
•	the Account Value as of the Valuation Date on which we approve the payment of the claim; or
•	the sum of all Purchase Payments, less the sum of Regular Income Payments and other withdrawals where:
•	Regular Income Payments, including withdrawals to provide the Guaranteed Income Benefit and withdrawals under a Prior Rider that are not Excess Withdrawals, reduce the Death Benefit by the dollar amount of the payment; and
•	all other withdrawals, if any, reduce the Death Benefit in the same proportion that withdrawals reduce the Contract Value or Account Value.
References to Purchase Payments and withdrawals include Purchase Payments and withdrawals made prior to the election of i4LIFE® Advantage if your contract was in force with the Guarantee of Principal or greater Death Benefit option prior to that election; or
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•	the highest Account Value or Contract Value on any contract anniversary date (including the inception date of the contract) after the EGMDB is effective (determined before the allocation of any Purchase Payments on that contract anniversary) prior to the 81st birthday of the deceased and prior to the date of death. The highest Account Value or Contract Value is increased by Purchase Payments and is decreased by Regular Income Payments, including withdrawals to provide the Guaranteed Income Benefits and all other withdrawals subsequent to the anniversary date on which the highest Account Value or Contract Value is obtained. Regular Income Payments and withdrawals are deducted in the same proportion that Regular Income Payments and withdrawals reduce the Contract Value or Account Value.
If your contract has the ABESM Enhancement Amount (if elected at the time of application) (see discussion under Accumulated Benefit Enhancement) specified in your contract benefit data pages as applicable on the date of death, this enhancement amount will be added to the sum of the Purchase Payments, but will be reduced by the Regular Income Payments and withdrawals on either a dollar for dollar basis or in the same proportion that the Regular Income Payment or withdrawal reduced the Contract Value or Account Value, depending on the terms of your contract.
When determining the highest anniversary value, if you elected the EGMDB (or more expensive Death Benefit option) in the base contract and this Death Benefit was in effect when you purchased i4LIFE® Advantage, we will look at the Contract Value before i4LIFE® Advantage and the Account Value after the i4LIFE® Advantage election to determine the highest anniversary value.
In a declining market, withdrawals which are deducted in the same proportion that withdrawals reduce the Account Value, may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals and premium taxes, if any.
Contracts with the i4LIFE® Advantage EGMDB may elect to change to the i4LIFE® Advantage Guarantee of Principal or the i4LIFE® Advantage Account Value Death Benefit by contacting us in writing at the Home Office. This change will be effective on the Valuation Date we receive the request, at our Home Office, and we will begin deducting the lower i4LIFE® Advantage charge at that time. Once the change is effective, you may not elect to return to the i4LIFE® Advantage EGMDB.
General Death Benefit Provisions. These Death Benefit options are only available during the Access Period and will terminate when the Account Value equals zero, because the Access Period terminates.
If there is a change in the Contractowner, joint owner or Annuitant during the life of the contract, for any reason other than death, the only Death Benefit payable for the new person will be the i4LIFE® Advantage Account Value Death Benefit. On a joint life option, the Secondary Life spouse must be either the primary Beneficiary or joint owner in order to receive the remaining payments after the first spouse’s death.
For nonqualified contracts, upon the death of the Contractowner, joint owner or Annuitant, the Contractowner (or Beneficiary) may elect to terminate the contract and receive full payment of the Death Benefit or may elect to continue the contract and receive Regular Income Payments. Upon the death of the Secondary Life, who is not also an owner, only the surrender value is paid.
If you are the owner of an IRA annuity contract, and there is no Secondary Life, and you die during the Access Period, the i4LIFE® Advantage will terminate. A spouse Beneficiary may start a new i4LIFE® Advantage program.
If a death occurs during the Access Period, the value of the Death Benefit will be determined as of the Valuation Date we approve the payment of the claim. Approval of payment will occur upon our receipt of all the following:
1.	proof (e.g. an original certified death certificate), or any other proof of death satisfactory to us; and
2.	written authorization for payment; and
3.	all required claim forms, fully completed (including selection of a settlement option).
Notwithstanding any provision of this contract to the contrary, the payment of Death Benefits provided under this contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death Benefits may be taxable. See Federal Tax Matters.
Upon notification to us of the death, Regular Income Payments may be suspended until the death claim is approved by us. Upon approval, a lump sum payment for the value of any suspended payments will be made as of the date the death claim is approved, and Regular Income Payments will continue, if applicable. The excess, if any, of the Death Benefit over the Account Value will be credited into the contract at that time.
If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of Death Benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.
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i4LIFE® Advantage General Provisions
Withdrawals. You may request a withdrawal at any time prior to or during the Access Period. We reduce the Account Value by the amount of the withdrawal, and all subsequent Regular Income Payments and Guaranteed Income Benefit payments, if applicable, will be recalculated. The Guaranteed Income Benefit is reduced proportionately. Withdrawals may have tax consequences. See Federal Tax Matters. The Interest Adjustment may apply.
The following example demonstrates the impact of a withdrawal on the Regular Income Payments and the Guaranteed Income Benefit payments:
i4LIFE® Regular Income Payment before additional withdrawal	$1,200
Guaranteed Income Benefit before additional withdrawal	$900
Account Value at time of additional withdrawal	$150,000
Additional withdrawal	$15,000	(a 10% withdrawal)

Reduction in Guaranteed Income Benefit for additional withdrawal = $900 x 10% = $90
Guaranteed Income Benefit after additional withdrawal = $900 - $90 = $810
Surrender. At any time prior to or during the Access Period, you may surrender the contract by withdrawing the surrender value. If the contract is surrendered, the contract terminates and no further Regular Income Payments will be made. The Interest Adjustment may apply.
Termination. You may terminate i4LIFE® Advantage prior to the end of the Access Period by notifying us in writing. The termination will be effective on the next Valuation Date after we receive the notice.
For IRA annuity contracts, upon termination, the i4LIFE® Advantage charge will end and the Separate Account Annual Expenses for the Death Benefit you have elected will resume. Your Contract Value upon termination will be equal to the Account Value on the Valuation Date we terminate i4LIFE® Advantage.
For nonqualified contracts, your i4LIFE® Advantage Death Benefit will terminate, and the Account Value Death Benefit will be in effect. The i4LIFE® Advantage charge will end, and the charge for the Account Value Death Benefit will begin. All earnings in the contract will be subject to income taxation in the year of the termination. A termination will be treated as a surrender for income tax purposes. If you choose to keep your underlying contract in force, this transaction will be treated as a repurchase for purposes of calculating future income taxes. Your Contract Value upon termination will be equal to the Account Value on the Valuation Date we terminate i4LIFE® Advantage.
The i4LIFE® Advantage Guaranteed Income Benefit will terminate due to any of the following events:
•	the death of the Annuitant (or the later of the death of the Annuitant or Secondary Life if a joint payout was elected); or
•	a Contractowner requested a decrease in the Access Period or a change to the Regular Income Payment frequency; or
•	upon written notice from the Contractowner to us; or
•	assignment of the contract; or
•	failure to comply with Investment Requirements.
A termination due to a decrease in the Access Period, a change in the Regular Income Payment frequency, or upon written notice from the Contractowner will be effective as of the Valuation Date on the next Periodic Income Commencement Date anniversary. Termination will be only for the i4LIFE® Advantage Guaranteed Income Benefit and not the i4LIFE® Advantage election, unless otherwise specified. However, if you used the greater of the Account Value or Income Base under a previously held Living Benefit Rider to establish the Guaranteed Income Benefit, any termination of the Guaranteed Income Benefit will also result in a termination of the i4LIFE® Advantage election. If you terminate the i4LIFE® Advantage Guaranteed Income Benefit you may be able to re-elect it, if available, after one year. The election will be treated as a new purchase, subject to the terms and charges in effect at the time of election and the i4LIFE® Advantage Regular Income Payment will be recalculated. The i4LIFE® Advantage Guaranteed Income Benefit will be based on the Account Value at the time of the election.
Lincoln Long-Term CareSM Advantage
The Lincoln Long-Term CareSM Advantage Rider (the “LTC Rider”) provides a way to manage the potential impact of long-term care expenses. The LTC Rider provides the potential to receive as LTC Benefits your Purchase Payments plus an additional amount equal to two times your Purchase Payments. These benefits are paid to you income tax-free. In addition, you have the opportunity to increase your tax-free long-term care benefits if there is investment gain in your contract. The LTC Rider provides monthly benefit payments (“Long-Term Care Benefits” or “LTC Benefits”) in the event: (1) you are “Chronically Ill,” which means you are either unable to perform two out of six functional activities of daily living (such as feeding yourself, bathing, or dressing) or you suffer from a severe cognitive impairment that requires substantial supervision, and (2) you are receiving long-term care services that qualify for coverage
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under the LTC Rider (“Long-Term Care Services”). Long-Term Care Services include, but are not limited to, nursing home care, hospice care, adult day care, assisted living services, home health care and rehabilitative services.
If you purchase the LTC Rider, you may not make any additional Purchase Payments more than 90 days from the contract date. Accordingly, you should plan on making enough Purchase Payments to fund your anticipated needs under the contract during the first 90 days. Even then, the LTC Rider may not cover all of the long-term care expenses incurred by you during the period of coverage. On the other hand, you may never need long-term care services or, even if you do, you may never qualify to receive any of the benefits provided under this LTC Rider even though you have paid a charge(s) for the LTC Rider. Accordingly, we strongly advise you to review carefully all contract and rider limitations. The risks associated with the LTC Rider are outlined below.
The LTC Rider, if purchased, must be elected at the time you purchase your contract and may not be added to existing contracts. While the LTC Rider is in force, you may not purchase any of the other Living Benefit Riders that we offer. By purchasing the LTC Rider, you will be limited in how you may invest and must adhere to Investment Requirements. See The Contracts – Investment Requirements. There is no guarantee that the LTC Rider will be available in the future, as we reserve the right to discontinue the benefit at any time. In addition, we may make different versions of the LTC Rider available.
The features and charges for this rider and also the terms and definitions will vary in certain states. You should discuss the specific provisions applicable to your state with your registered representative. Your rider will contain the specific provisions applicable to you.
Why would I want to purchase the LTC Rider? Some of the reasons why you may consider purchasing the LTC Rider are:
•	you would like to pay for Long-Term Care Services by withdrawing your Contract Value on a tax-free basis ;
•	for the potential of receiving, in addition to your Contract Value, up to two times your Purchase Payments in tax-free LTC Benefit payments that we pay from our own assets in our general account during the Extension Benefit period;
•	for the favorable tax treatment of the charges deducted in order to pay for the LTC Rider (compared to taking a withdrawal from an annuity contract to pay premiums on a traditional stand-alone long-term care insurance policy);
•	for the opportunity to receive investment gain in the contract as tax-free LTC Benefits, if you purchase the Growth Benefit option;
•	you want long-term care insurance, but want to retain the ability to access your Contract Value for emergencies (although this could reduce or terminate the LTC Rider), a feature that may not be available in stand-alone long-term care insurance policies; and
•	you want long-term care insurance, but at the same time you want to retain the ability to have a Death Benefit, a feature that may not be available in stand-alone long-term care insurance policies (although you should understand that Acceleration Benefit payments and Growth Benefit payments are considered withdrawals that reduce the amount of the Death Benefit).
Are there ways I can pay long-term care expenses under the contract other than by purchasing the LTC Rider?
•	You can always access your Contract Value through conventional withdrawals from your contract, even if you have not elected to purchase the LTC Rider. However, withdrawals may be subject to income taxes (as investment gains, if any, are deemed to be withdrawn first), and if taken before age 59½, penalty taxes. Such withdrawals also would be limited to your Contract Value, which may decrease. Withdrawals may be taken to cover long-term care expenses for yourself or anyone else. LTC Benefits, on the other hand, are subject to favorable tax treatment and may exceed the amount of Contract Value you would otherwise have had available. LTC Benefits may be received only if you are the Covered Life.
•	You can also access your Contract Value through conventional annuity payments, even if you have not elected to purchase the LTC Rider. However, while not fully taxable until cost basis has been returned, such payments are not tax-free and are intended to provide protected income payments over an extended lifetime. LTC Benefits, however, may be taken over a shorter period of time (as short as six years) and are received tax-free.
•	We offer other Living Benefit Riders that provide a guaranteed income stream and/or a guaranteed withdrawal benefit that may be used to pay for long-term care services. Like the LTC Rider, benefit payments under these riders may exceed Contract Value, but it may take you 20 years or more to receive them. In addition, these other Living Benefit Riders are not Qualified Long-Term Care insurance and their benefits cannot be received tax-free, even if used to pay long-term care expenses. On the other hand, the cost of the LTC Rider may be higher than the cost of other Living Benefit Riders we sell, and the procedures to determine eligibility and to request benefits under the LTC Rider are more extensive than those required to receive benefits under other Living Benefit Riders. In any case, you will be unable to purchase any other Living Benefit Rider that we may offer if you purchase the LTC Rider. See The Contracts – Living Benefit Riders.
•	You may also speak to your registered representative about other ways to pay for long-term care expenses. There are insurance contracts, other than annuities, which provide long-term care benefits and there may also be programs offered by your state.
How do I qualify for LTC Benefits? If, after the first Contract Year (subject to state variations), you become Chronically Ill and are receiving Long-Term Care Services, you may receive monthly LTC Benefit payments under the LTC Rider. Chronically Ill means you are either unable to perform two out of six functional activities of daily living (such as feeding yourself, bathing, or dressing) or you suffer
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from a severe cognitive impairment that requires substantial supervision. You should understand that although you may begin receiving LTC Benefits at any time after the first Contract Year, the LTC Rider was designed optimally for LTC Benefits to be paid on or after the fifth contract anniversary.
Importantly, the LTC Rider is not self-effecting and you must satisfy all of the conditions, and take the necessary steps to apply and qualify for, and then maintain your eligibility for, benefits under the LTC Rider. For example, a licensed health care practitioner must certify in a written assessment that you are Chronically Ill, and also complete a plan of care for you, which is a written plan of care that is developed based on your written assessment and specifies the type, frequency and duration of all Long-Term Care Services you will need (“Plan of Care”). In addition, you must wait 90 days after the date that you start to receive Long-Term Care Services before we will start paying LTC Benefits (the “deductible period”). Once we have determined that you are eligible for benefits, you may submit a Request for Benefits form. The Request for Benefits form will be used to pay LTC Benefits for a period of up to three months. You will need to provide a new Request for Benefits form to continue to receive LTC Benefits beyond the period requested in the Request for Benefits form.
How do LTC Benefits impact my Contract Value? LTC Benefits may be paid out of your Contract Value or from our own assets in our general account. In general, the LTC Rider allows you first to access your own Contract Value on a tax-free basis until you either receive your Purchase Payments or your entire Contract Value is depleted, whichever occurs first. At that time, if you are still living, we will continue to make the same tax-free payments to you from our own assets in our general account for a designated period of time or until your death, if earlier. Because we transfer some or all of your Contract Value to the LTC Fixed Account (which is part of our general account) on the date we make the determination of your initial eligibility to receive LTC Benefits, all LTC Benefit payments are subject to claims of our general creditors and to the claims-paying ability of Lincoln Life. If you begin receiving LTC Benefits and then stop receiving LTC Benefits for twelve consecutive months, we will allow you to transfer in installments the Contract Value in the LTC Fixed Account back to the Subaccounts. See LTC Fixed Account.
Are the LTC Benefit payments tax-free? The LTC Rider is a Qualified Long-Term Care Insurance Policy under Section 7702B(b) of the Internal Revenue Code of 1986, as amended. Any LTC Benefits paid under the LTC Rider, as well as any charges deducted under the Rider, will not be reported as taxable income to you, subject to the Internal Revenue Code limitations.
What are the LTC Benefits? There are two primary LTC Benefits: the Acceleration Benefit and the Extension Benefit. There is also an additional optional LTC Benefit – the Growth Benefit – that is available for an additional charge. The Acceleration and Growth Benefits are calculated based on the LTC Guaranteed Amount. The initial Extension Benefit is calculated based on the initial Acceleration Benefit and will be double the dollar amount of the Acceleration Benefit. The LTC Guaranteed Amount initially is equal to the Acceleration Benefit, which is your initial Purchase Payment and any subsequent Purchase Payments made in the first 90 days after purchase. (If you purchase the LTC Rider, you may not make additional Purchase Payments more than 90 days after purchase.) If you elect the Growth Benefit option, the LTC Guaranteed Amount increases annually by the amount of investment gain, if any, in the Subaccounts and any fixed account in which you are invested through automatic step-ups. You should understand that the LTC Guaranteed Amount is not available to you as a lump sum withdrawal or as a Death Benefit. Payment of Acceleration Benefits and Growth Benefits decrease the LTC Guaranteed Amount by the amount of the respective LTC Benefit payment. The LTC Guaranteed Amount is also reduced, but on a proportional basis, by certain withdrawals that exceed a specified percentage of the amount that the Contract Value exceeds the LTC Guaranteed Amount, called “Excess Withdrawals.” The Extension Benefit is also reduced by Excess Withdrawals.
•	Acceleration Benefit: The first payments we will make under the LTC Rider will be Acceleration Benefits, which are paid out of your Contract Value. The Acceleration Benefit is not affected by investment results. Acceleration Benefits are paid from your Contract Value; however, if your Contract Value is reduced to zero before the Acceleration Benefit is paid, we will make remaining payments from our own assets in our general account. In some states the Acceleration Benefit is referred to as the Accumulation Long-Term Care Benefit.
•	Extension Benefit: When the Acceleration Benefit is reduced to zero, we will pay you Extension Benefit payments. Extension Benefits are paid from our general account. This means that, while Acceleration Benefits are funded in whole or in part by your Contract Value, we will make Extension Benefit payments from our own assets in our general account. The initial Extension Benefit will be double the dollar amount of the initial Acceleration Benefit. The Extension Benefit is not affected by investment results.
•	Growth Benefit: If you are interested in potentially being able to “lock in” any investment gains in your contract with respect to your LTC Rider, you may purchase the Growth Benefit option at issue for an additional charge. The Growth Benefit option increases the LTC Guaranteed Amount annually by the amount of investment gain, if any, in the Subaccounts and any fixed account in which you are invested through automatic step-ups. Automatic step-ups occur annually through age 75 or until you reach the maximum LTC Guaranteed Amount of $800,000, whichever occurs earlier. If you do not purchase the Growth Benefit option, any investment gain will not increase your LTC Benefit payments. While you can withdraw any gains from your Contract Value the same way you make regular withdrawals from your contract, doing so could have a negative impact on your LTC Benefits, as described in more detail below. If you elect the Growth Benefit option, you will not be able to make any Conforming Withdrawals and all withdrawals will be Excess Withdrawals that reduce your LTC Benefits. Conforming and Excess Withdrawals are described below in more detail. Once you begin receiving LTC Benefits and Contract Value is moved to the LTC Fixed Account, the Contract Value in the LTC Fixed Account will only increase by the amount of interest credited to the LTC Fixed Account. Growth
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Benefits are paid from your Contract Value; however, if your Contract Value is reduced to zero due to withdrawals and/or adverse investment experience of the Subaccounts before the locked-in Growth Benefit is paid, we will make remaining payments from our general account.
When are LTC Benefits paid? LTC Benefits are paid monthly, and you tell us the monthly amount that you want to receive up to a maximum monthly amount over a designated period of time. If you are residing in a nursing home or are receiving hospice care, you may request monthly payments up to the full monthly maximum. See Maximum Monthly Level Benefit. Contractowners in certain states may also request up to the full monthly maximum for assisted living services. However, if you are eligible and qualify for other qualified Long-Term Care Services (such as home health care or adult day care) but are not residing in a nursing home or receiving hospice care, you may only request up to 50% of the monthly maximum. Contractowners in the following states may only request up to 50% of the monthly maximum for assisted living services: AK, AL, AR, AZ, DC, DE, GA, IA, KY, LA, MD, ME, MI, MO, MS, MT, NC, ND, NE, NM, OK, OR, RI, SC, SD, WV, WY. See Determining LTC Benefits – Maximum Monthly Level Benefit and Maximum Monthly Growth Benefit for a more detailed description.
The Acceleration Benefit will be paid monthly over a period of time known as the “Acceleration Benefit Duration.” The Acceleration Benefit Duration will be at least 24 months, but may be longer if you take payments in early Contract Years, or if you take less than the maximum permitted. After the Acceleration Benefit Duration ends, the Extension Benefit will then be paid over a period of time known as the “Extension Benefit Duration.” The Extension Benefit Duration is twice the length of the Acceleration Benefit Duration. Growth Benefit payments are spread over both the Acceleration Benefit Duration and the Extension Benefit Duration. The Acceleration Benefit Duration and the Extension Benefit Duration together make up the LTC Benefit Duration. The Acceleration Benefit Duration and Extension Benefit Duration will usually run consecutively and without interruption unless you voluntarily elect to stop payments or become ineligible to receive LTC Benefits. The LTC Benefit Durations would resume if you elect to restart payments or become eligible to receive LTC Benefits.
On the contract date, the Acceleration Benefit Duration is 84 months (i.e., 7 years), so it would take you 84 months to receive the total Acceleration Benefit. However, the Acceleration Benefit Duration shortens each year until the fifth contract anniversary, when the Acceleration Benefit Duration will be its shortest duration of 24 months (i.e., 2 years). Equally important, as the Acceleration Benefit Duration shortens, the maximum monthly amounts under the LTC Rider increase. If you wait to request to begin receiving LTC Benefit payments until the fifth contract anniversary or after, you will maximize the monthly LTC Benefit payment available to you. For example, if you wait to request to begin receiving LTC Benefit payments until the fifth contract anniversary, the Acceleration Benefit Duration will be 24 months, and the Extension Benefit Period will be 48 months, or twice the Acceleration Benefit Period, making the LTC Benefit Duration 72 months. The Growth Benefit would be paid over all 72 months (over both the Acceleration Benefit Duration and the Extension Benefit Duration). If you take less than the maximum monthly amount (by choice or by the 50% limitation applied to non-nursing home/non-hospice care), you will extend the Acceleration Benefit Duration (and thus the Extension Benefit Duration).
How do withdrawals affect my LTC Benefits? The LTC Rider may permit limited withdrawals of Contract Value on an annual basis that will not impact your LTC Benefit payments. You may withdraw each year (and in addition to LTC Benefit payments, if you happen to be receiving these at the same time) up to 5% of the amount that your Contract Value exceeds the LTC Guaranteed Amount (if there is any such excess) as of the immediately preceding contract anniversary, without a decrease in the LTC Benefits. Such withdrawals are referred to as “Conforming Withdrawals.” However, the amount of withdrawals that exceed 5% of any excess of the Contract Value over the LTC Guaranteed Amount will be an “Excess Withdrawal.” This means if the LTC Guaranteed Amount is greater than or equal to the Contract Value on any contract anniversary, any withdrawal will be an Excess Withdrawal.
Excess Withdrawals will result in proportional reductions to all LTC Benefits by the same percentage that the Excess Withdrawal reduces the Contract Value. Excess Withdrawals may result in significant reductions of benefits under the LTC Rider and/or its termination. Accordingly, if you think that you may need to access your Contract Value through withdrawals, the LTC Rider may not be a good investment for you.
To further explain the application of this limitation to withdrawals, if you have not purchased the Growth Benefit option, you may be able to make Conforming Withdrawals if your Contract Value has grown above your Purchase Payments. However, accessing more than modest amounts (i.e., more than 5%) of those investment gains could have a significant negative impact on your LTC Benefits. If you elect the Growth Benefit option, on the other hand, you will not be able to make any Conforming Withdrawals and all withdrawals will be Excess Withdrawals that negatively impact your LTC Benefits. In addition, since Excess Withdrawals result in proportional reductions to all LTC Benefits, your LTC Benefits may be reduced by more than dollar for dollar when those benefits exceed the Contract Value. If you reach age 76 or the maximum LTC Guaranteed Amount limit of $800,000, however, you may be able to then begin making Conforming Withdrawals if your Contract Value exceeds the LTC Guaranteed Amount on the immediately preceding contract anniversary because the Growth Benefit no longer increases after this time. This maximum LTC Guaranteed Amount includes the combined LTC Guaranteed Amounts of all Lincoln Life variable annuity contracts (or contracts issued by our affiliates) owned by you.
If the LTC Guaranteed Amount is equal to or greater than your Contract Value on a contract anniversary, any withdrawal in that Contract Year will be an Excess Withdrawal. Any Excess Withdrawal that reduces the Contract Value to zero will terminate the LTC Rider and the only LTC Benefit that you may be eligible to receive will be the Optional Nonforfeiture Benefit, if elected. See the Withdrawals section later in this discussion.
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Are there any restrictions on how I invest my money if I purchase the LTC Rider? By purchasing the LTC Rider, you will be limited in how you can invest in the Subaccounts and the fixed account. Specifically, you may invest only pursuant to Investment Requirements as described in this prospectus. The Subaccounts eligible for investment are designed for steadier, but potentially more modest, investment performance than you may otherwise receive by investing in Subaccounts with more aggressive investment objectives. The fixed account will be available to you for dollar-cost averaging purposes only. When we determine you are eligible to receive LTC Benefits, we will move Contract Value equal to the LTC Guaranteed Amount into the LTC Fixed Account from which we will make Acceleration Benefit payments and, if elected, Growth Benefit payments. Accordingly, after that point, such transferred amounts will not participate in market performance, but will accrue interest.
What are the charges for the LTC Rider? While the LTC Rider is in effect, there is a charge that is deducted from the Contract Value on a quarterly basis (the “LTC Charge”). The LTC Charge consists of the sum of three charges: the Acceleration Benefit Charge, the Extension Benefit Charge, and the Optional Nonforfeiture Benefit Charge (if elected). The LTC Charge will be higher if you choose the Growth Benefit option because the Acceleration Benefit Charge rate is higher for the Growth Benefit option than it is without it, and because the LTC Guaranteed Amount may also be higher if there is contract growth. The Extension Benefit Charge and the Optional Nonforfeiture Benefit Charge do not have guaranteed maximum annual charge rates and may change at any time, subject to state regulatory approval. For more information, please see Expense Tables and Charges and Other Deductions – Rider Charges – Long-Term CareSM Advantage Charges.
Can I add the LTC Rider to an existing contract? The LTC Rider may only be purchased at the time the contract is issued and is not available if you have already purchased a contract. The availability and certain options and features of the LTC Rider will depend upon your state’s approval, and may not be available in some states. Check with your registered representative regarding the availability of the LTC Rider.
What if I decide to terminate the LTC Rider? The LTC Rider provides a nonforfeiture benefit if you terminate the LTC Rider in certain circumstances. There is a nonforfeiture benefit, called the “Contingent Nonforfeiture Benefit,” provided without charge that pays a reduced long-term care insurance benefit if you terminate the LTC Rider due to a specified increase of the charge for the Extension Benefit and/or the Optional Nonforfeiture Benefit if elected. You may also choose to add an enhanced nonforfeiture benefit, called the “Optional Nonforfeiture Benefit,” for an additional charge that pays a reduced long-term care insurance benefit if you terminate the LTC Rider for any reason after three years. The only difference between the two nonforfeiture benefits is the circumstances under which you may terminate the LTC Rider to receive the benefit. Under either nonforfeiture benefit you may receive an amount equal to the greater of one month’s maximum monthly benefit or an amount equal to the sum of all Extension Benefit Charges and Optional Nonforfeiture Benefit Charges paid minus the amount of any Extension Benefits paid prior to the LTC Rider’s termination. Termination of the LTC Rider does not automatically terminate the underlying contract.
What are the risks associated with the LTC Rider? Some of the principal risks associated with the LTC Rider are:
•	You may never need long-term care. Thus, you may pay for a feature from which you never realize any benefits.
•	Even if you need long-term care, you may not qualify for LTC Benefits under the LTC Rider, or the LTC Benefits you receive may not cover all of the long-term expenses you incur since the maximum amount of LTC Benefit you may receive with the Growth Benefit is capped at $22,222 per month and $16,666 per month without the Growth Benefit, assuming you wait until after the fifth contract anniversary to receive LTC Benefits.
•	You may die before you obtain all the LTC Benefit payments to which you would otherwise be entitled. Remaining LTC Benefit payments that would have otherwise been payable, do not increase the amount paid on your death.
•	Your ability to withdraw Contract Value without substantially and irrevocably reducing your LTC Benefits will be limited. Accordingly, you should not purchase the LTC Rider if you anticipate taking withdrawals or needing more than limited access to your Contract Value. In general, if you elect the Growth Benefit option, you will not be able to make any withdrawals without permanently reducing your LTC Benefits. If you do not purchase the Growth Benefit, you will be able to make withdraws of up to 5% of the excess of your Contract Value over the LTC Guaranteed Amount annually without reducing your LTC Benefits. That restriction will exist until LTC Benefit payments are complete or the LTC Rider otherwise terminates.
•	You must wait at least one year before you can take LTC Benefit payments.
•	If you take LTC Benefit payments before the fifth contract anniversary, your monthly payments will be smaller and it will take you longer to receive the full amount of LTC Benefits than if you begin taking LTC Benefit payments after the fifth contract anniversary.
•	Even if you would otherwise be able to qualify for LTC Benefits, you may fail to file required forms or documentation and have your benefit denied or revoked.
•	Your variable Subaccount investments will be restricted to certain Subaccounts and in certain percentages if you purchase the LTC Rider; the Subaccounts are designed for steadier, but potentially more modest, investment performance that you may otherwise receive by investing in Subaccounts with more aggressive investment objectives.
•	If you begin taking LTC Benefit payments, your Contract Value to the extent of the LTC Guaranteed Amount will be transferred to the LTC Fixed Account, where it will not be insulated from the claims of our general creditors, will be subject to the claims-paying ability of Lincoln Life, and will not participate in any market performance.
•	If you purchase the LTC Rider, you may not purchase any of the other Living Benefit Riders that we offer.
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•	The Extension Benefit Charge and Optional Nonforfeiture Benefit Charge rates are not subject to a maximum, and may increase significantly (subject to state approval).
•	LTC Benefit payments may reduce your Death Benefit by deducting withdrawals in the same proportion that the withdrawal reduces the Contract Value.
Eligibility to Purchase the LTC Rider
Eligibility Requirements. If you wish to purchase the LTC Rider, you must meet certain eligibility requirements:
•	The LTC Rider must be purchased at the same time you purchase your contract. The LTC Rider cannot be added to existing contracts.
•	LTC Benefits are payable to the person insured under the LTC Rider (the “Covered Life”). The Covered Life must be the Contractowner and the Annuitant under the contract. If a grantor trust owns the contract, the Covered Life will be the Annuitant. There can only be one Covered Life. Thus, if the contract has joint owners, the Covered Life must be the primary owner.
•	The Covered Life must be at least 45 years of age and not older than 74 years of age on the contract date, unless the Growth Benefit option is elected, in which case the Covered Life may not be older than 69 years of age. We must confirm your eligibility through a verification process that includes a review of prescription medications that you are taking, or have taken in the past 5 years, and your medical history. Certain medical conditions or the use of certain medications or medical devices will disqualify you from being eligible to purchase the LTC Rider. Some of the types of medical conditions that will disqualify you from purchasing the rider are Cancer, Parkinson’s Disease, Multiple Sclerosis, Heart Disease, Diabetes, Alzheimer’s/Dementia, Bipolar Disorder, Schizophrenia, AIDS, Pulmonary Disorders, Kidney Disease, Liver Disease, Lupus, Rheumatoid Arthritis and Myasthenia Gravis as well as medications that are used to treat these conditions. This list is not exhaustive, there are other conditions and medications that are not included. We reserve the right to add or remove medical conditions and prescription drugs at our discretion.
•	You will be required to sign a waiver of confidentiality form that will allow us to conduct a third-party prescription drug screening at the time we process your application.
Issuance Procedures. We will notify you if we decline to issue the LTC Rider within 2 days of our receipt of your application that is in good order. We will not issue the LTC Rider if you do not meet the eligibility requirements. If we decline to issue the LTC Rider, we will still issue the annuity contract.
Required Signature. If the LTC Rider is issued, you will be required to sign and return one copy of a contract amendment to verify that the medical statements relating to your medical history that you provided upon application for the LTC Rider are true. The signed contract amendment must be returned to us within 45 days of the contract date. Failure to sign and return a signed copy of the contract amendment within 45 days of the contract date will result in an automatic termination of the LTC Rider. If the LTC Rider is terminated for failure to return the contract amendment, you will not be able to terminate the contract without penalty (because the free look period will have expired).
Limitations on Purchase Payments. The LTC Benefits will be calculated based upon the dollar amount of Purchase Payments made into the contract in the first 90 days after the contract date. No Purchase Payments may be made into the contract after 90 days from the contract date. The minimum Purchase Payment amount under a contract if you purchase the LTC Rider is $50,000 ($75,000 in South Dakota), and the maximum amount of cumulative Purchase Payments that can be made during that 90-day period is $400,000. There is no guarantee that the LTC Rider or certain options will be available for new purchasers in the future as we reserve the right to discontinue the LTC Rider at any time.
Limitations on Purchasing Other Riders. You may not purchase any other Living Benefit Rider otherwise available with your contract or any other living benefits that we may offer in the future while you own the LTC Rider.
Investment Restrictions. By purchasing the LTC Rider, you will be limited in how you can invest in the Subaccounts and the fixed account. You must allocate all of your Purchase Payments and Contract Value at all times in accordance with Investment Requirements. For details about these limitations, see The Contracts – Investment Requirements.
Eligibility to Receive LTC Benefit Payments
Establishing Initial Eligibility for LTC Benefits
You will not be eligible to receive LTC Benefit payments under the LTC Rider until after the first Contract Year. (Although we refer to the first contract anniversary throughout this discussion, this provision may vary by state.) After the first contract anniversary, you may start the process to request and receive LTC Benefits. You must take the following steps to start receiving LTC Benefit payments:
PLEASE NOTE: The process to request LTC Benefits is involved and you should carefully consider that you may need substantial assistance from a family member or other trusted person to claim and obtain LTC Benefits once you are receiving long-term care. In this regard, our claims-processing department can help you if necessary. You should plan ahead to ensure that a person you trust has agreed to be responsible for completing the initial process, as well as the ongoing requirements, discussed below.

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Step 1:	You must first notify us by phone at 800-487-1485, or send written notice to: PO Box 21008, Dept. 0514, Greensboro, NC 27420-1008 of your intent to request LTC Benefits. We will process any notifications or requests for LTC Benefits submitted by you, or on your behalf by your legally authorized representative, which may include a court-appointed conservator or an individual acting under a valid power of attorney. Before starting the eligibility process we will verify that the first contract anniversary has passed.
Step 2:	Once we receive notification of your intent to request LTC Benefits, we will provide you with claims forms which will be used to determine your initial eligibility to receive LTC Benefits.
Step 3:	You must complete and submit the claims forms. This requires that you have a Licensed Health Care Practitioner certify in a written assessment that you are Chronically Ill and complete a Plan of Care for you, which is a written plan of care that is developed based on your written assessment and specifies the type, frequency and duration of all Long-Term Care Services you will need.
Step 4:	We will determine your eligibility based on the 1) assessment; 2) Plan of Care; and 3) whether you have been or will be receiving Long-Term Care Services covered by the LTC Rider due to you being Chronically Ill. Once we have determined your eligibility for benefits, we will send you a Request for Benefits form to be completed by you in order to receive LTC Benefits.
Step 5:	You must submit a Request for Benefits form within 90 days after we have determined that you are eligible for LTC Benefits. The Request for Benefits form will be used to pay LTC Benefits for a period of up to three months.
Step 6:	You must satisfy the 90 day deductible period before any LTC Benefits will be paid. The 90-day deductible period is measured from the date you first receive Long-Term Care Services. See the Deductible Period paragraph later in this section.
Written Assessment. In order to determine whether you have been or will be receiving Long-Term Care Services due to being Chronically Ill, we require that a Licensed Health Care Practitioner certify, within the preceding 12 months, in a written assessment that you are Chronically Ill. You have a Chronic Illness if you require either: 1) substantial assistance with performing at least two of six Activities of Daily Living (“ADLs”) for at least 90 days or; 2) substantial supervision to protect you from threats to health and safety due to severe cognitive impairment. Severe cognitive impairment is deterioration or loss of intellectual capacity that is:
•	Comparable to (and includes) Alzheimer’s disease and similar forms of irreversible dementia; and
•	Is measured and confirmed by clinical evidence and standardized tests that reliably measure impairment in short-term or long-term memory; orientation as to person (such as who they are), place (such as their location), and time (such as day, date and year); and deductive or abstract reasoning, including judgment as it relates to safety awareness.
The written assessment will evaluate your ability to perform ADLs and/or your cognitive condition. You will be responsible for the cost of obtaining the initial and any subsequent assessments.
A Licensed Health Care Practitioner is a physician (as defined in Section 1861(r)(1) of the Social Security Act, as amended); a registered professional nurse; a licensed social worker; or another professional individual who meets the requirements prescribed by the United States Secretary of the Treasury.

The six Activities of Daily Living are:
1.	Bathing – the ability to wash oneself by sponge bath, or in either a tub or shower, including the task of getting into or out of the tub or shower.
2.	Continence – the ability to maintain control of bowel and bladder function, the ability to perform associated personal hygiene (including caring of a catheter or colostomy bag).
3.	Dressing – the ability to put on or take off all items of clothing and any necessary braces, fasteners or artificial limbs.
4.	Eating – the ability to feed oneself by getting food into the body from a receptacle (such as plate, cup or table) or by a feeding tube or intravenously.
5.	Toileting – the ability to get to and from the toilet, get on or off the toilet, and perform associated personal hygiene.
6.	Transferring – the ability to move oneself into or out of a bed, chair or wheelchair.
Plan of Care. The Licensed Health Care Practitioner must also complete a Plan of Care for you, which is a written plan of care that is developed based on the written assessment that you are Chronically Ill (as described in the preceding section) and specifies the type, frequency and duration of all Long-Term Care Services you will need. Long-Term Care Services are maintenance or personal care services, or any necessary diagnostic, preventive, therapeutic, curing, treating, mitigating, and rehabilitative service that is required because you are Chronically Ill and that are provided pursuant to a Plan of Care. The Long-Term Care Services include, but are not limited to, nursing home care, hospice care, adult day care, assisted living services, home health care and rehabilitative services as
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described in the Long-Term Care Coverage Endorsement. You will be responsible for the cost of obtaining the required Plan of Care. In order to receive LTC Benefits under the LTC Rider, you must follow the Plan of Care.
Exclusions and Limitations. The following are not Long-Term Care Services under the LTC Rider:
•	alcohol and drug treatment, unless the drug addiction is a result of medication taken in doses prescribed by a physician
•	care in a facility operated primarily for the treatment of mental or nervous disorders, other than qualifying stays or care resulting from a clinical diagnosis of Alzheimer’s Disease or similar forms of irreversible dementia
•	treatment arising out of an attempt (while sane or insane) at suicide or an intentionally self-inflicted injury
•	treatment in government facilities, such as the healthcare facilities run by the Veterans Administration (unless exclusion of coverage is otherwise prohibited by law)
•	services for which benefits are available to you under Medicare or other governmental program (other than Medicaid), workers compensation laws, employer liability laws, occupational disease laws or motor vehicle no-fault laws
•	services or care provided to you outside the United States
•	all care and support services that are provided by immediate members of your family, whether paid or unpaid.
Deductible Period. You must satisfy the 90 day deductible period before any LTC Benefits will be paid. This means, you must wait 90 days after the date that you start to receive Long-Term Care Services covered under the LTC Rider before we will start paying LTC Benefits. For example, assume that you enter a nursing home on March 1 of a particular year after the first contract anniversary, due to not being able to perform two of the six ADLs. You notify us of your intent to request LTC Benefits on April 1. On April 8, you receive the claims forms from us. On May 1, we receive the completed claims forms, including the written assessment and Plan of Care. On May 10, we determine that your eligibility to receive LTC Benefits was March 1 and send you a Request for Benefits form. On May 20, we receive the completed Request for Benefits form. The deductible period would be 90 days from March 1 and will end as of May 29. We would start monthly LTC Benefit payments after May 29.
Requesting LTC Benefits. We will notify you in writing once we have determined your eligibility for benefits and will send you a Request for Benefits form to be completed by you in order to receive LTC Benefits. The Request for Benefits form will be used to pay LTC Benefits for a period of up to three months. You will need to provide a new Request for Benefits form to continue to receive LTC Benefits beyond the period requested in the Request for Benefits form. This form will notify us of the dollar amount of LTC Benefit payments that you are requesting, where you would like us to pay them, and from whom you are receiving Long-Term Care Services. If the Request for Benefits form is not received within 90 days after we have determined that you are eligible for LTC Benefits, you will no longer be deemed eligible to receive LTC Benefits and the eligibility determination process will restart. See the Federal Taxation of this section for a discussion of the limits on the dollar amount of LTC Benefit payments.
Please Note: The amount you request in LTC Benefits may be more or less that your actual expenses for Long-Term Care Services. The LTC Rider is not a reimbursement plan and does not depend on your actual expenses. However, if you receive amounts in excess of the IRS limit, those amounts may be taxable unless you have actually incurred long-term care expenses of that amount. See General Provisions – Federal Taxation.
Denial of LTC Benefits. We will notify you in writing if we deny any request for LTC Benefits. We will deny a request for LTC Benefits if we determine that you are not eligible to receive LTC Benefits as set forth in the preceding sections or if you have not fulfilled any of the requirements in order for us to determine your eligibility or process your request. You may request a review of our decision. A request for a review of a denial of a request for LTC Benefits must be in writing and must include any information that may support your request or eligibility status. The request for a review of a denial of a request for LTC Benefits must be submitted to us generally within 3 years (although this period may vary by the state in which the LTC Rider is issued) after the time the request for LTC Benefits was filed. We will review your request for a review and provide a written decision, generally within 60 days after receiving it (although this period may vary because of a different requirement imposed by the state in which the LTC Rider is issued). There is no further review after we provide you with our written decision. If we determine that a request for LTC Benefits should have been granted we will pay you the LTC Benefits you should have received.
Establishing Continued Eligibility for LTC Benefits
Once you qualify and begin to receive LTC Benefit payments, you must take certain steps to continue to receive LTC Benefits. If you fail to take these steps, your LTC Benefits will stop, and you will have to reestablish your eligibility to restart LTC Benefit payments. You must take the following steps to continue receiving LTC Benefit payments:
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Every Three Months:	You must submit a new Request for Benefits form, which must be received by us no earlier than 30 days prior to the end of the current three-month period for which you are receiving LTC Benefits. We will provide you with a new Request for Benefits form prior to the end of the current three-month period. If a new Request for Benefits form is not submitted prior to the end of the current three-month period for which you are receiving LTC Benefits, we will automatically pay the LTC Benefit that you are receiving for an additional month. If you do not want to receive this payment you must contact us either by phone or in writing at the address or phone number provided above. LTC Benefits paid during that month will be equal to the amount of the most recent LTC Benefit payment paid to you. If we do not receive a Request for Benefits form within 90 days after the three-month period for which LTC Benefits were previously requested, you will have to reestablish your eligibility to receive benefits. Request for Benefits form are always available by contacting us at 800-487-1485.
Every Year:	At least once every 12 months after we have established your initial benefit eligibility, a Licensed Health Care Practitioner must (1) complete a new assessment on a form provided by us and again certify that you are Chronically Ill, and that you are expected to remain Chronically Ill for at least 90 days, and (2) either prescribe a new Plan of Care, or reconfirm the existing Plan of Care. We will provide you with a new assessment form prior to the end of the current twelve-month period. The appropriate forms are always available by contacting us at 800-487-1485.
Revocation of Eligibility for LTC Benefits. We will notify you in writing if we revoke your eligibility for LTC Benefits. You may request a review of our decision. We may revoke your eligibility if we determine that you are no longer eligible to receive LTC Benefits or should not have been found eligible to receive LTC Benefits. We may also revoke your eligibility for failure to follow any of the procedures as discussed above. A revocation of eligibility does not mean that you may be found eligible in the future. A request for a review of a revocation of eligibility must be in writing and must include any information that may support your request or eligibility status. The request for a review of a revocation of eligibility must be submitted to us generally within 3 years (although this period may vary because of a different requirement imposed by the state in which the LTC Rider is issued) after the time the last Request for Benefits form was filed. We will review your request for a review and provide a written decision within 60 days after receiving it. There is no further review after we provide you with our written decision. If we determine that we should not have revoked your eligibility we will pay you the LTC Benefits you should have received.
Verification of Continued Eligibility
At any time and as often as we reasonably require, we reserve the right to verify that all of the conditions for initial and ongoing eligibility are satisfied. Verification of your continued eligibility may include any or all of the following:
•	review of medical facts (including, but not limited to, medical files or diagnostic test results) to determine the extent of any Chronic Illness;
•	a physical examination at our expense by a physician of our choosing to determine that all of the criteria for eligibility are met;
•	requiring proof that you have received the prescribed care or support services.
If the Company is unable to verify that you are receiving Long-Term Care Services as set forth in the Plan of Care or that you are Chronically Ill, the Company will revoke your eligibility to receive LTC Benefits and reject any pending or subsequent request for benefits, and take action pursuant to the overpayment provision described below. Any subsequent determination of benefit eligibility will be treated as the initial determination of eligibility.
Overpayment of LTC Benefits
If you no longer meet the eligibility criteria or no longer wish to receive LTC Benefit payments, you will need to notify us by contacting us either by phone or in writing at the address or phone number provided above. Failure to notify us that you no longer meet the eligibility criteria may result in an overpayment. In the event we make an overpayment to you, we will notify you and request repayment. An overpayment could be made under an existing Request for Benefits after a Covered Life is no longer eligible to receive benefits or as a result of an administrative error in processing a request for benefits. If you receive an overpayment, it is your responsibility to return the amount of the overpayment within 60 days of our request. If you do not return the overpayment within 60 days of our request, we will deduct the amount of the overpayment from your future LTC Benefits, if any, or otherwise from any withdrawals, cash surrender, or Death Benefit proceeds.
Determining LTC Benefits
General Summary of LTC Benefits
Before delving into a more detailed discussion, we want to provide you with an overview of the basic choices you have relating to the LTC Rider, as well as a brief roadmap of the general concepts that impact your LTC Benefits.
Choices Under the LTC Rider. The amount of LTC Benefits that you may receive under the LTC Rider is dependent upon several choices that you make.
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•	You will decide how much money to invest in the contract in order to fund the LTC Rider. The amount of the initial Purchase Payment and of any subsequent Purchase Payments made in the first 90 days after the contract date will determine the amount of Acceleration Benefits and Extension Benefits you may receive.
•	You will also choose whether you would like the opportunity to grow the LTC Benefits by choosing, for a higher charge, the Growth Benefit option.
•	You will choose whether to purchase for an additional cost the Optional Nonforfeiture Benefit option which provides an LTC Benefit if you terminate the LTC Rider under certain circumstances after the third contract anniversary.
•	Once you are eligible to receive LTC Benefits, you will decide when and in what amounts up to certain limits you would like to receive monthly LTC Benefit payments. As long as you have met the conditions described earlier in this discussion (Eligibility for LTC Benefits), you may use the LTC Benefit payments for any purpose and may receive more than your actual expenses for LTC Services.
Roadmap of Important LTC Concepts. There are certain important features of the LTC Rider you need to understand. The following section summarizes these features.
As described above, there are two primary LTC Benefits: the Acceleration Benefit and the Extension Benefit. There is also an additional optional LTC Benefit – the Growth Benefit – that is available for an additional charge. The Acceleration and Growth Benefits are calculated based on the LTC Guaranteed Amount. The Extension Benefit at issue of the LTC Rider is calculated based on the initial Acceleration Benefit and will be double the dollar amount of the Acceleration Benefit. The LTC Guaranteed Amount is also important as it affects the charges you pay for the LTC Rider. See “LTC Charges” for additional information. The LTC Guaranteed Amount is equal to the Acceleration Benefit plus the Growth Benefit, if elected. However, you should understand that the LTC Guaranteed Amount is not available to you as a lump sum withdrawal or as a Death Benefit. See the discussion following this chart for a more detailed discussion of each LTC Benefit.
Acceleration Benefit
•	First payments made under the LTC Rider
•	Deducted from your Contract Value
•	Equals your initial Purchase Payment and any subsequent Purchase Payments made in the first 90 days
•	Paid monthly up to a monthly maximum amount (referred to as Maximum Monthly Level Benefit which is described in the Determining LTC Benefits-Maximum Monthly Level Benefit section)
•	Payments reduce the LTC Guaranteed Amount and Acceleration Benefit
•	If the Contract Value is reduced to zero, benefits are paid by us from our general account
•	Not affected by investment results

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Extension Benefit
•	Second payments made under the LTC Rider once Acceleration Benefit is reduced to zero
•	Paid by us from our general account
•	Equals double the Acceleration Benefit as of the 90th day after the contract date
•	Paid monthly up to a monthly maximum amount (referred to as Maximum Monthly Level Benefit which is described in the Determining LTC Benefits-Maximum Monthly Level Benefit section)
•	Payments reduce the Extension Benefit
•	Not affected by investment results
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Growth Benefit
•	May be purchased for an additional cost
•	Increases the LTC Guaranteed Amount annually by the amount of investment gain, if any, in the Subaccounts and any fixed account
•	Payments made in addition to Acceleration Benefit and Extension Benefit payments
•	Deducted from your Contract Value
•	Paid monthly up to a monthly maximum amount that is different from the monthly maximum amounts applicable to the Acceleration Benefit and Extension Benefit and that may increase but will never decrease based upon investment performance
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Growth Benefit
•	Payments reduce the LTC Guaranteed Amount and Growth Benefit
•	If the Contract Value is reduced to zero, LTC benefits are paid by us from our general account
•	Each annual step-up is not affected by subsequent investment results

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Withdrawals
•	Permitted any time in addition to LTC Benefit payments
•	Will not decrease LTC Benefits (but will reduce Contract Value) to the extent annual withdrawals are less than or equal to 5% of the excess amount, if any, of the Contract Value over the LTC Guaranteed Amount as of the immediately preceding contract anniversary
•	The amount of any withdrawal that exceeds 5% of the excess amount of the Contract Value over the LTC Guaranteed Amount will be an Excess Withdrawal (i.e., if the LTC Guaranteed Amount is greater than or equal to the Contract Value on any contract anniversary, any withdrawal will be an Excess Withdrawal)
•	If the Growth Benefit has been elected, ANY withdrawal is an Excess Withdrawal
•	Excess Withdrawals result in proportional reductions to all LTC Benefits by the same percentage that the Excess Withdrawal reduces the Contract Value
•	Thus, if you purchase the Growth Benefit option, any withdrawal will be an Excess Withdrawal (unless you are age 76 or the maximum LTC Guaranteed Amount limit of $800,000 has been reached, and your Contract Value on the immediately preceding contract anniversary exceeds the LTC Guaranteed Amount)
Now that we have discussed the general important features that impact your LTC Benefits, we can engage in a more detailed discussion of how exactly these LTC Benefits are calculated.
Acceleration Benefit Payments
Once you become eligible to receive LTC Benefits and we make a determination of your eligibility, we will move your Contract Value to the extent of the LTC Guaranteed Amount to our LTC Fixed Account. Amounts allocated to the LTC Fixed Account will no longer have the ability to participate in market performance. See LTC Fixed Account for more information. We then pay you the Acceleration Benefit as monthly Acceleration Benefit payments during the Acceleration Benefit Duration. Each payment will be the amount you request up to the Maximum Monthly Level Benefit amount. See Determining LTC Benefits – Maximum Monthly Level Benefit below for a detailed description. The Acceleration Benefit is first paid from the Contract Value.
Acceleration Benefit Duration = the period of time over which Acceleration Benefits are paid. If you have not received LTC Benefits prior to the fifth contract anniversary, the minimum Acceleration Benefit Duration will be 24 months (i.e., 2 years).

Acceleration Benefit = the initial Purchase Payment, plus each subsequent Purchase Payment made within the first 90 days after the contract date, less Excess Withdrawals (adjusted as described in this discussion), less Acceleration Benefit payments. If you have not elected the Growth Benefit, the LTC Guaranteed Amount equals the Acceleration Benefit.

Excess Withdrawals will reduce the LTC Guaranteed Amount and Acceleration Benefit by the same percentage that the Excess Withdrawal reduces the Contract Value.
We promise that if your Contract Value is reduced to zero due to investment losses and there is a remaining amount of Acceleration Benefit, the remaining Acceleration Benefit payments will be paid from our assets and investments we hold in our general account, subject to the conditions discussed in this prospectus. Because we transfer Contract Value equal to the LTC Guaranteed Amount (or all Contract Value, if less) to the LTC Fixed Account (which is part of our general account) once you begin receiving payments, all Acceleration Benefit payments are subject to the claims of our general creditors and the claims-paying ability of Lincoln Life. The Acceleration Benefit is not available as a lump sum withdrawal or as a Death Benefit.
Acceleration Benefit payments reduce the Acceleration Benefit, LTC Guaranteed Amount and Contract Value. Excess Withdrawals will reduce the Acceleration Benefit and LTC Guaranteed Amount by the same proportion that the Excess Withdrawal reduces your Contract Value. See Withdrawals for more information on Excess Withdrawals.
Once the Acceleration Benefit is reduced to zero, the Extension Benefit Duration will begin. In the last month that you receive an Acceleration Benefit payment, if the remaining amount of Acceleration Benefit is less than the Maximum Monthly Level Benefit amount, the
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payment that you receive will include the remaining Acceleration Benefit plus an amount of Extension Benefit to make the payment equal to the amount you have requested. The following month the LTC Benefit will be paid from the Extension Benefit.
Extension Benefit Payments
Once the Acceleration Benefit is reduced to zero and you are still requesting and otherwise eligible to receive LTC Benefit payments, we will start to pay you the Extension Benefit as monthly Extension Benefit payments. Extension Benefit payments are paid up to the Maximum Monthly Level Benefit amount. See “Determining LTC Benefits – Maximum Monthly Level Benefit” below for more details. The Extension Benefit is an obligation of Lincoln Life subject to the claims-paying ability of Lincoln Life and is supported by the general account, not by your Contract Value. We promise to pay the Extension Benefit during the Extension Benefit Duration subject to the conditions discussed in this prospectus. The Extension Benefit is not available as a lump sum withdrawal or as a Death Benefit.
Extension Benefit Duration = the period of time over which Extension Benefits are paid. The Extension Benefit Duration is initially twice the length of the Acceleration Benefit Duration. If you have not received LTC Benefits prior to the fifth contract anniversary, the minimum Extension Benefit Duration will be 48 months (i.e., 4 years).

Extension Benefit = twice the initial Acceleration Benefit (Purchase Payments within the first 90 days after the contract date), less Excess Withdrawals (adjusted as described in this discussion), less Extension Benefit payments.

Excess Withdrawals will reduce the LTC Guaranteed Amount and Extension Benefit by the same percentage that the Excess Withdrawal reduces the Contract Value.

Example: The following example shows the calculation of the LTC Guaranteed Amount, the Acceleration Benefit and the Extension Benefit as of the contract date, and the recalculation of those amounts after a subsequent Purchase Payment is made prior to the 90th day after the contract date.
Initial Purchase Payment January 1 (contract date equals January 1):	$100,000
Contract Value January 1:	$100,000
LTC Guaranteed Amount January 1 (equals initial Purchase Payment):	$100,000
Acceleration Benefit January 1 (equals LTC Guaranteed Amount):	$100,000
Extension Benefit January 1 (2 x $100,000 Acceleration Benefit):	$200,000
Contract Value February 1 prior to subsequent Purchase Payment:	$110,000
Subsequent Purchase Payment received February 1:	$100,000
LTC Guaranteed Amount after subsequent Purchase Payment
($100,000 LTC Guaranteed Amount + $100,000 subsequent Purchase Payment made within 90 days of contract date):	$200,000
Acceleration Benefit after subsequent Purchase Payment:	$200,000
Extension Benefit after subsequent Purchase Payment
(2 x $200,000 Acceleration Benefit):	$400,000
Contract Value after additional Purchase Payment:	$210,000
Maximum Monthly Level Benefit
The Maximum Monthly Level Benefit is the monthly limit for Acceleration and Extension Benefits that may be paid to you under the LTC Rider. The Maximum Monthly Level Benefit is calculated on the contract date and each contract anniversary up to, and including, the fifth contract anniversary. Because the maximum monthly amount is based upon the number of months over which the Acceleration Benefits are paid, the maximum monthly amount is lowest on the first contract anniversary and is recalculated and increases every year you wait to request LTC Benefits up to fifth contract anniversary. If you receive LTC Benefit payments prior to the fifth contract anniversary, the maximum monthly amount will be lower than if you wait until after five years after the contract date. We promise that the total amount of LTC Benefits available will be the same, but will be paid out over a longer time period (as long as you are alive) and at a lower monthly maximum amount.
Maximum Monthly Level Benefit = the remaining Acceleration Benefit divided by the number of months of remaining Acceleration Benefit Duration. For example, if the Acceleration Benefit is $200,000 and the Acceleration Benefit Duration as of the fifth contract anniversary was 24 months, the Maximum Monthly Level Benefit would be $8,333.33 ($200,000/24).
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Excess Withdrawals will reduce the Maximum Monthly Level Benefit amount by the same percentage the Excess Withdrawal reduces the Contract Value. See Withdrawals. All other withdrawals and LTC Benefit payments will not change the Maximum Monthly Level Benefit amount. The Maximum Monthly Level Benefit amount does not include Growth Benefits.
IMPORTANT NOTE:
We designed the LTC Rider to function most optimally if you do not start receiving LTC Benefits until on or after the fifth contract anniversary. After the fifth contract anniversary, you can maximize your monthly LTC Benefit payments and receive those payments over the shortest period of time (which means you will have a shorter period of time to access the money we pay from our general account during the Extension Benefit period). This discussion assumes that you do not begin taking LTC Benefit payments until after the fifth contract anniversary. However, because we wanted to provide you with the flexibility to begin taking LTC Benefit payments prior to the fifth contract anniversary if the need arises, we will highlight the impact of taking LTC Benefit payments earlier in a later section. See “Determining LTC Benefits – Electing to Receive LTC Benefits Before the Fifth Contract Anniversary.”
Whether you can request all of the Maximum Monthly Level Benefit (after the required waiting period and fulfilling all other applicable requirements to receive LTC Benefits) will depend on whether you are residing in a “nursing home” or are receiving “hospice care” (which may be received in your home or in a hospice care facility). Both of these terms, and other qualified Long-Term Care services, are defined in the Long-Term Care Coverage Endorsement form; the actual terms and definitions may vary because of requirements imposed by the particular state in which the LTC Benefit was issued. The following chart shows the amount you may request in LTC Benefits.
Type of Long-Term Care Services	Amount of Monthly Benefit You Can Request
If you are residing in a nursing home or are receiving hospice care:	You may request an amount up to the Maximum Monthly Level Benefit amount. Contractowners with contracts issued in certain states not listed below may also request up to the Maximum Monthly Level Benefit amount if they are in an assisted living facility.
If you are eligible and qualify for other qualified Long-Term Care Services (such as but not limited to home health care, adult day care, assisted living services), but are not residing in a nursing home or receiving hospice care:	You may request only up to 50% of the Maximum Monthly Level Benefit amount*. If upon commencement of a month you qualify to receive up to 50% of the Maximum Monthly Level Benefit amount and during that month you enter a nursing home or start to receive hospice care, you will qualify to receive up to 100% of the Maximum Monthly Level Benefit amount the following month.

*	Contractowners whose contracts were issued in the following states may only request up to 50% of the Maximum Monthly Level Benefit amount for assisted living services: AK, AL, AR, AZ, DC, DE, GA, IA, KY, LA, MD, ME, MI, MO, MS, MT, NC, ND, NE, NM, OK, OR, RI, SC, SD, WV, WY. Contractowners in all other states may request up to 100% of the Maximum Monthly Level Benefit amount for assisted living services.
The Maximum Monthly Level Benefit amount will not change after the fifth contract anniversary unless you make an Excess Withdrawal (as described below). If, after the fifth contract anniversary, you receive less than the Maximum Monthly Level Benefit amount in any given month, the Maximum Monthly Level Benefit amount will not be increased, but the minimum Acceleration Benefit Duration or minimum Extension Benefit Duration will be increased and will equal the remaining Acceleration Benefit or Extension Benefit divided by the Maximum Monthly Level Benefit amount.
Example: The following is an example of how taking less than the Maximum Monthly Level Benefit impacts future Maximum Monthly Level Benefit amounts and extends the Acceleration Benefit Duration and Extension Benefit Duration. This example also illustrates how the Maximum Monthly Level Benefit does not change after the fifth Contract Year. Assume LTC Benefit payments begin after the fifth contract anniversary and the owner receives 50% of the Maximum Monthly Level Benefit each month.
On fifth contract anniversary:
Acceleration Benefit:	$100,000
Acceleration Benefit Duration:	24 months
Extension Benefit:	$200,000
Extension Benefit Duration:	48 months
Maximum Monthly Level Benefit ($100,000/24):	$4,166.67
Monthly LTC Benefit payment (50% of $4,166.67):	$2,083.33
On the sixth contract anniversary:
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Remaining Acceleration Benefit:
($100,000 – LTC Benefit payments of $25,000 ($2,083.33 x 12))	$75,000
Remaining Acceleration Benefit Duration
(assuming the Contractowner continues to receive 50% of the Maximum Monthly Level Benefit): ($75,000 / $2,083.33)	36 months
Remaining Acceleration Benefit Duration
(if the Contractowner begins receiving 100% of the Maximum Monthly Level Benefit): ($75,000 / $4,166.67)	18 months
Remaining Extension Benefit:	$200,000
Remaining Extension Benefit Duration
(assuming the Contractowner continues to receive 50% of the Maximum Monthly Level Benefit each year): ($200,000 / $2,083.33)	96 months
Remaining Acceleration Benefit Duration
(if the Contractowner begins receiving 100% of the Maximum Monthly Level Benefit): ($200,000 / $4,166.67)	48 months
Special Considerations When Determining the Amount of Benefits to Request: Keep in mind that you may use the LTC Benefit payments for any purpose and may request more than your actual expenses for Long-Term Care Services (subject to the maximums discussed above). When determining the amount of the LTC Benefit to request, however, there are a number of factors you may want to take into account.
During the Acceleration Benefit Duration, for example, you may want to consider the actual cost of your care and the expected length of your care, the chance that you may not live long enough to receive all the LTC Benefit payments, and the need for Death Benefit and/or annuity features under your contract. During the Acceleration Benefit Duration, taking less than the maximum amount of the Acceleration Benefit to which you are entitled will extend the Acceleration Benefit Duration (and thus will extend the beginning of the Extension Benefit Duration, when LTC Benefits are being paid out of our assets). (As discussed below, not taking Growth Benefit payments will not extend the Acceleration Benefit Duration.) If the cost of any qualified Long-Term Care Services that you are receiving is less than the maximum you can request and you anticipate needing money for Long-Term Care Services for a longer period of time than the LTC Benefit Duration, then you may want to consider taking less than the maximum amount. Taking less than the maximum has the advantage of extending your benefits over a longer time period and/or allowing you to retain your Death Benefit and annuity options (which are reduced by withdrawals including LTC Benefit payments and thus will not be reduced as quickly), but has the disadvantage of there being a greater chance that you may not live long enough to receive all or as many LTC Benefit payments.
Once you are in the Extension Benefit Duration, when LTC Benefits are being paid out of our assets, it is almost universally better to take your maximum permitted amount each month, in case of death prior to all LTC Benefit payments being made.
In all cases, you should also consider the limits imposed under IRS rules. See General Provisions – Federal Taxation below.
Growth Benefit Option
At the time you purchase the Rider, you will choose whether to add the Growth Benefit option. The Growth Benefit option may not be added after the LTC Rider is issued. The Growth Benefit option may provide an additional amount of LTC Benefit from investment gains in the Subaccounts and fixed account. The Growth Benefit is paid as monthly Growth Benefit payments up to the Maximum Monthly Growth Benefit amount.
Growth Benefit payments may be paid in addition to Acceleration Benefit payments and Extension Benefit payments and are paid during both the Acceleration Benefit Duration and the Extension Benefit Duration. Thus, while your initial Purchase Payment (and any subsequent Purchase Payment made during the first 90 days up to the applicable maximum limit) is returned to you over the Acceleration Benefit Duration, your Growth Benefit is spread over both the Acceleration Benefit Duration and the Extension Benefit Duration. After the Extension Benefit is reduced to zero and if there is any remaining LTC Guaranteed Amount, you may continue to receive Growth Benefits, if otherwise eligible, until the LTC Guaranteed Amount is reduced to zero. At such point, Growth Benefit payments will no longer be subject to the Maximum Monthly Growth Benefit limit (i.e., you can request a lump sum of any remaining LTC Guaranteed Amount).
On each contract anniversary until you reach age 76, the LTC Guaranteed Amount may increase to an amount equal to the Contract Value, if higher, due to automatic step-ups, up to the maximum LTC Guaranteed Amount limit of $800,000 (referred to as the automatic step-up). The Growth Benefit is equal to the difference between the LTC Guaranteed Amount and the Acceleration Benefit, if any. On the contract date, the Growth Benefit is zero. The Growth Benefit will be calculated on each contract anniversary or at the time of an Excess Withdrawal.
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Automatic Step-Ups = On each contract anniversary, the LTC Guaranteed Amount will automatically step up to the Contract Value as of the contract anniversary if:
•	The Covered Life is still living and under age 76;
•	The Contract Value on that contract anniversary is greater than the LTC Guaranteed Amount; and
•	The maximum LTC Guaranteed Amount limit has never been reached.

Excess Withdrawals will reduce the LTC Guaranteed Amount and Growth Benefit by the same percentage that the Excess Withdrawal reduces the Contract Value.
Once you begin receiving LTC Benefit payments, we transfer Contract Value to the LTC Fixed Account (which is part of our general account) equal to the LTC Guaranteed Amount (or the Contract Value, if less). Each contract anniversary thereafter, we transfer to the LTC Fixed Account the amount by which the LTC Guaranteed Amount “stepped up” that year. See LTC Fixed Account for additional information. Because your Contract Value will be earning fixed interest in the LTC Fixed Account and will no longer be participating in any investment performance in the separate account, there is very little likelihood that the automatic step-ups will continue to increase the LTC Guaranteed Amount while you are receiving LTC Benefits even though you will still be paying an increased Acceleration Benefit Charge for the Growth Benefit. Thus if you purchase the Growth Benefit, you should allow sufficient time before you anticipate needing LTC Benefits to allow the automatic step-ups to increase the LTC Guaranteed Amount and should not purchase it if you anticipate needing LTC Benefit within a short time-frame.
You will pay a higher LTC Charge for the Growth Benefit option than for the Level Benefit option. In addition, when deciding whether to purchase the Growth Benefit option, you should consider that under the Growth Benefit option, any withdrawal will be an Excess Withdrawal. However, if the maximum LTC Guaranteed Amount limit of $800,000 has been reached or you are age 76 or older, and your Contract Value exceeds the LTC Guaranteed Amount on a contract anniversary, you may withdraw an amount up to the Conforming Withdrawal amount. See Withdrawals for an example of how an Excess Withdrawal reduces the LTC Guaranteed Amount.
Once the maximum LTC Guaranteed Amount limit has been reached or you are age 76 or older, you will not receive any further automatic step-ups of the LTC Guaranteed Amount (even if it later declines due to Excess Withdrawals or LTC Benefit payments). Contract Value in excess of the maximum LTC Guaranteed Amount will not provide any additional Growth Benefit.
Example: Following is an example of how the automatic step-ups will work through the first three contract anniversaries (assuming no withdrawals).
Total Purchase Payments added to the contract as of 90th day after the contract date:	$200,000
LTC Guaranteed Amount as of 90th day after the contract date equals total Purchase Payments made into the contract:	$200,000
Acceleration Benefit as of 90th day after the contract date:	$200,000
Total Contract Value on first contract anniversary reflecting investment gain:	$225,000
New LTC Guaranteed Amount on first contract anniversary:
(LTC Guaranteed Amount steps up since $225,000 is greater than LTC Guaranteed Amount of $200,000)	$225,000
Growth Benefit on first contract anniversary
($225,000 LTC Guaranteed Amount - $200,000 Acceleration Benefit):	$ 25,000
Total Contract Value on second contract anniversary reflecting investment loss from previous contract anniversary
($225,000 LTC Guaranteed Amount does not change as the Contract Value of $218,000 is less; $25,000 Growth Benefit does not change):	$218,000
Total Contract Value on third contract anniversary reflecting investment gain from previous contract anniversary:	$240,000
New LTC Guaranteed Amount on third contract anniversary
(LTC Guaranteed Amount steps up as $240,000 is greater than LTC Guaranteed Amount of $225,000):	$240,000
Growth Benefit on third contract anniversary
($240,000 LTC Guaranteed Amount - $200,000 Acceleration Benefit):	$ 40,000
You may choose to irrevocably terminate the automatic step-ups if you believe that you have sufficient LTC Benefits to cover your needs and do not want or need to further increase the LTC Benefits. You may terminate automatic step-ups after the fifth contract anniversary by notifying us in writing at least 30 days prior to the next contract anniversary. By choosing to terminate the automatic step-ups, the LTC Guaranteed Amount will no longer step up to the Contract Value, if higher. You will still pay the higher Acceleration Benefit Charge associated with the Growth Benefit if you terminate automatic step-ups. However, the charge will not increase as the LTC Guaranteed Amount (which the charge is based on) will no longer increase because of step-ups to the Contract Value. See Charges and Other Deductions – Rider Charges – Long-Term CareSM Advantage Charge.
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Growth Benefit payments reduce the Growth Benefit, the LTC Guaranteed Amount, and the Contract Value by the dollar amount of the payment. Excess Withdrawals reduce the Growth Benefit by the same percentage that the Excess Withdrawal amount reduces the Contract Value. This means that the reduction in the Growth Benefit could be more than the dollar amount withdrawn. Because we transfer Contract Value equal to the LTC Guaranteed Amount (or all Contract Value, if less) to the LTC Fixed Account once you begin receiving payments and each contract anniversary thereafter, all Growth Benefit payments are subject to claims of our general creditors and to the claims-paying ability of Lincoln Life.
Maximum Monthly Growth Benefit
The Maximum Monthly Growth Benefit amount is the maximum amount of Growth Benefit that may be paid in any calendar month. The Maximum Monthly Growth Benefit amount is recalculated each contract anniversary and upon an Excess Withdrawal. The calculation of the Maximum Monthly Growth Benefit amount is based on payment of the Growth Benefit over both the Acceleration and Extension Benefit Durations.
Under the formula, we determine how many months of Acceleration and Extension Benefit payments are remaining by dividing the total remaining Acceleration and Extension Benefits by the Maximum Monthly Level Benefit amount. Then the Growth Benefit is divided over this same number of months.
The Maximum Monthly Growth Benefit amount = [i ÷ ((ii + iii) ÷ iv)] where:
(i)	equals the Growth Benefit on the contract anniversary;
(ii)	equals any remaining Acceleration Benefit on the contract anniversary;
(iii)	equals any remaining Extension Benefit on the contract anniversary; and
(iv)	equals the Maximum Monthly Level Benefit amount on the contract anniversary.
When you make a request for benefits, you may request an amount up to the Maximum Monthly LTC Benefit amount. You will receive a single monthly LTC Benefit payment that will include the Growth Benefit payment, in addition to either the Acceleration Benefit payment or Extension Benefit payment. We deduct your request first from the Acceleration Benefit (during the Acceleration Benefit Duration) or Extension Benefit (during the Extension Benefit Duration) up to the Maximum Monthly Level Benefit (which is the maximum amount you could request if you did not have the Growth Benefit option). Any amount requested above that amount will be deducted from the Growth Benefit up to the Maximum Monthly LTC Benefit amount. Thus, no Growth Benefit payments will be made unless you are requesting more than the Maximum Monthly Level Benefit amount available to you for that month. However, any unused Growth Benefit Payments can be used once the Maximum Growth Benefit Monthly payment is recalculated.
Maximum Monthly LTC Benefit amount = the Maximum Monthly Level Benefit amount plus the Maximum Monthly Growth Benefit amount
Whether you can request all of the Maximum Monthly LTC Benefit will depend on whether you are residing in a nursing home or receiving hospice care:
Type of Long-Term Care Services	Amount of Monthly Benefit You Can Request
If you are residing in a nursing home or are receiving hospice care:	You may request an amount up to the Maximum Monthly LTC Benefit amount. Contractowners with contracts issued in certain states not listed below may also request up to the Maximum Monthly LTC Benefit amount if they are in an assisted living facility.
If you are eligible and qualify for other qualified Long-Term Care Services (such as but not limited to home health care, adult day care, assisted living services), but are not residing in a nursing home or receiving hospice care:	You may request only up to 50% of the Maximum Monthly LTC Benefit amount*. If upon commencement of a month you qualify to receive up to 50% of the Maximum Monthly LTC Benefit amount and during that month you enter a nursing home or start to receive hospice care, you will qualify to receive up to 100% of the Maximum Monthly LTC Benefit amount the following month.

*Contractowners whose contracts were issued in the following states may only request up to 50% of the Maximum Monthly LTC Benefit amount for assisted living services: AK, AL, AR, AZ, DC, DE, GA, IA, KY, LA, MD, ME, MI, MO, MS, MT, NC, ND, NE, NM, OK, OR, RI, SC, SD, WV, WY. Contractowners in all other states may request up to 100% of the Maximum Monthly LTC Benefit amount for assisted living services.
Example: The following is an example of how the Maximum Monthly Growth Benefit amount, Maximum Monthly Level Benefit amount and the Maximum Monthly LTC Benefit are calculated on the fifth contract anniversary with growth of the Contract Value from investment gains of $20,000 and assuming $100,000 Purchase Payments were made prior to 90th day after the contract date.
Acceleration Benefit on fifth contract anniversary:	$100,000
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Extension Benefit on fifth contract anniversary:	$200,000
Contract Value on fifth contract anniversary:	$120,000
LTC Guaranteed Amount on fifth contract anniversary steps-up to Contract Value of $120,000:	$120,000
Growth Benefit
($120,000 LTC Guaranteed Amount - $100,000 Acceleration Benefit):	$20,000
Maximum Monthly Level Benefit
($100,000 ÷ 24 months of Acceleration Benefit Duration left):	$4,166.67
Maximum Monthly Growth Benefit
[$20,000 Growth Benefit ÷ (($100,000 Acceleration Benefit + $200,000 Extension Benefit) ÷ $4,166.67 Maximum Monthly Level Benefit)]:	$277.78
Maximum Monthly LTC Benefit ($4,166.67 + $277.78):	$4,444.45
Special Considerations When Determining the Amount of Benefits to Request: If you receive less than the Maximum Monthly Growth Benefit amount, the unused Growth Benefit for that month will not be available for the remainder of that Contract Year. On the next contract anniversary, the remaining Growth Benefit for the prior year will carry over and the Growth Benefit and the Maximum Monthly Growth Benefit amount will be recalculated, and will increase, as stated above. Taking less than the Maximum Monthly Growth Benefit amount will not extend the Acceleration Benefit Duration or Extension Benefit Duration. This calculation is intended to permit you to take your remaining Growth Benefit over the same period you will receive your remaining Acceleration Benefit plus your Extension Benefit. Any Growth Benefit remaining at the end of the Extension Benefit Duration will continue to be available to you as LTC Benefit payments until exhausted, and will not be subject to a monthly maximum limit.
Example: Continuing the prior example if, during the first six months of the Contract Year, you requested that you be paid the entire Maximum Monthly Growth Benefit each month and then for the other six months you requested no Growth Benefit, there will be unused Growth Benefit for that contract year of $1,666.68 ($277.78 Maximum Monthly Growth Benefit x 6 months). On the next contract anniversary, the Maximum Monthly Growth Benefit will increase because there was unused Growth Benefit during the current Contract Year.
Electing to Receive LTC Benefits Before the Fifth Contract Anniversary
As we previously mentioned, we designed the LTC Rider to function most optimally if you do not start receiving LTC Benefits until on or after the fifth contract anniversary. The LTC Rider is designed to provide the highest amount of monthly LTC Benefits if you wait until after the fifth contract anniversary to receive LTC Benefit payments, though no matter when you start to receive LTC Benefit payments, we promise to pay you the same overall amount of LTC Benefits. The preceding discussion assumed that you do not begin taking LTC Benefit payments before the fifth contract anniversary. However, you have the flexibility to begin taking LTC Benefit payments prior to the fifth contract anniversary if the need arises. This section highlights the impact of taking LTC Benefit payments earlier.
When you purchase the LTC Rider, the LTC Benefit Duration is equal to 252 months and is comprised of 84 months (i.e., 7 years) of Acceleration Benefit Duration plus 168 months (i.e., 14 years) of Extension Benefit Duration. If you have not received LTC Benefits, on each contract anniversary up to the fifth contract anniversary, we will recalculate the LTC Benefit Duration by subtracting 12 months from the Acceleration Benefit Duration and 24 months from the Extension Benefit Duration. This is important because the Acceleration Benefits and the Extension Benefits are paid monthly up to the Maximum Monthly Level Benefit amount and the Maximum Monthly Level Benefit amount is calculated based on the number of months remaining in the Acceleration Benefit Duration or Extension Benefit Duration.
The following chart illustrates how the LTC Benefit Durations decrease each year that you wait to receive LTC Benefit payments up to the fifth contract anniversary. You should refer to this chart and carefully consider the information contained in the chart in order to determine the minimum Acceleration Benefit Duration and the minimum Extension Benefit Duration based on the Contract Year you start to submit requests for LTC Benefits.
LTC Benefit Duration Chart
Contract Year of First Request for Maximum Level Benefit amounts	Acceleration Benefit Duration	Extension Benefit Duration	Total LTC Benefit Duration
1*	84 months	168 months	252 months
2	72 months	144 months	216 months
3	60 months	120 months	180 months
4	48 months	96 months	144 months
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LTC Benefit Duration Chart
Contract Year of First Request for Maximum Level Benefit amounts	Acceleration Benefit Duration	Extension Benefit Duration	Total LTC Benefit Duration
5	36 months	72 months	108 months
6+	24 months	48 months	72 months
*	You may not receive LTC Benefit payments prior to the first contract anniversary and satisfaction of the 90-day deductible period.
When a benefit payment less than the Maximum Monthly Level Benefit amount is made prior to the fifth contract anniversary, we will recalculate your Maximum Monthly Level Benefit amount and it will increase, but we will not extend the Acceleration Benefit Duration. Accordingly, if you receive less than the Maximum Monthly Level Benefit amount in any Contract Year prior to the fifth contract anniversary, the Maximum Monthly Level Benefit will be recalculated on the contract anniversary and will increase. In addition, the minimum Extension Benefit Duration will be recalculated on the contract anniversary and will decrease due to the higher Maximum Monthly Level Benefit amount. The Extension Benefit Duration will be recalculated to equal the Extension Benefit divided by the recalculated Maximum Monthly Level Benefit.
Example: The following chart provides an example of how the Maximum Monthly Level Benefit (annualized) increases each year that you wait to start receiving Acceleration Benefit payments up to the fifth contract anniversary. This chart illustrates a Purchase Payment of $100,000, resulting in an Acceleration Benefit of $100,000 as of the Contract Year when you start to receive Acceleration Benefit payments. The example also assumes you have chosen the Level Benefit option and that the Maximum Monthly Level Benefit amount is taken each Contract Year starting at the beginning of the Contract Year and that no withdrawals have been made other than the illustrated LTC Benefit amounts.
Maximum Monthly Level Benefit (annualized) based on when Acceleration Benefit payments begin
LTC Benefit Duration	Contract Year	Acceleration Benefit payments Begin in Year 2	Acceleration Benefit payments Begin in Year 3	Acceleration Benefit payments Begin in Year 4	Benefit payments Begin in Year 5	Acceleration Benefit payments Begin in Year 6
Acceleration Benefit	1*
	2	$16,667
	3	$16,667	$20,000
	4	$16,667	$20,000	$25,000
	5	$16,667	$20,000	$25,000	$33,000
	6	$16,667	$20,000	$25,000	$33,000	$50,000
	7	$16,667	$20,000	$25,000	$33,000	$50,000
Extension Benefits	8	$16,667	$20,000	$25,000	$33,000	$50,000
	9	$16,667	$20,000	$25,000	$33,000	$50,000
	10	$16,667	$20,000	$25,000	$33,000	$50,000
	11	$16,667	$20,000	$25,000	$33,000	$50,000
	12	$16,667	$20,000	$25,000	$33,000
	13	$16,667	$20,000	$25,000	$33,000
	14	$16,667	$20,000	$25,000
	15	$16,667	$20,000	$25,000
	16	$16,667	$20,000
	17	$16,667	$20,000
	18	$16,667
	19	$16,667
*	You may not receive LTC Benefit payments prior to the first contract anniversary and satisfaction of the 90-day deductible period. For illustrative purposes, this chart does not include satisfaction of the deductible period.

Example: Continuing the example illustrated by the chart, if you started to receive Acceleration Benefit payments during the third Contract Year, the Maximum Monthly Level Benefit would be calculated as follows:
LTC Guaranteed Amount as of second contract anniversary:	$100,000
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Acceleration Benefit (equals LTC Guaranteed Amount):	$100,000
Extension Benefit (2 x Acceleration Benefit):	$200,000
Acceleration Benefit Duration (from LTC Benefit Duration chart):	60 months
Maximum Monthly Level Benefit
($100,000 Acceleration Benefit ÷ 60 months):	$1,666.67 or $20,000 per year
Extension Benefit Duration (from LTC Benefit Duration chart):	120 months
By electing to start receiving Acceleration Benefit payments in the third Contract Year, the Maximum Monthly Level Benefit (annualized) would be $20,000. If the Maximum Monthly Level Benefit were requested and paid out each month, the Acceleration Benefit Duration would be 60 months (5 years) followed by an Extension Benefit Duration of 120 months (10 years). The total available Acceleration and Extension Benefits would still be $300,000 ($100,000 Acceleration Benefit plus $200,000 Extension Benefit). If you waited to start receiving the Acceleration Benefit payments on or after the fifth contract anniversary, the annual benefit would have been $50,000 paid out over the minimum Acceleration and Extension Benefit Durations of 24 and 48 months respectively.
If you are receiving the Maximum Monthly Level Benefit each month, the Maximum Monthly Level Benefit will not change the following Contract Year. If you receive less than the Maximum Monthly Level Benefit amount in any Contract Year prior to the fifth contract anniversary, the Maximum Monthly Level Benefit will be recalculated on the contract anniversary and will increase. In addition, the minimum Extension Benefit Duration will be recalculated on the contract anniversary and will decrease due to the higher Maximum Monthly Level Benefit amount. The Extension Benefit Duration will be recalculated to equal the Extension Benefit divided by the recalculated Maximum Monthly Level Benefit.

Example: Continuing the previous example, the following is an example of how the Maximum Monthly Level Benefit amount and the minimum Extension Benefit Duration are recalculated on the third contract anniversary where less than the Maximum Monthly Level Benefit amount has been requested. The example assumes the Level Benefit option has been chosen. The $100,000 LTC Guaranteed Amount as of the second contract anniversary has been reduced by Acceleration Benefit payments of only $10,000 (paid in the third Contract Year) of the available annual amount of $20,000.
LTC Guaranteed Amount as of the third contract anniversary
($100,000 - $10,000 LTC Benefit payment in prior Contract Year):	$90,000
Acceleration Benefit (equals the LTC Guaranteed Amount):	$90,000
Extension Benefit (has not been reduced as no Extension Benefits have been paid):	$200,000
Acceleration Benefit Duration:	48 months
Maximum Monthly Level Benefit
($90,000 Acceleration Benefit ÷ 48 months):	$1,875.00 or $22,500 per year
Extension Benefit Duration
($200,000 Extension Benefit ÷ $1,875 Maximum Monthly Level Benefit):	107 months
The remaining Acceleration Benefit Duration after the third contract anniversary is 48 months. The new Maximum Monthly Level Benefit amount increases to $22,500 (annualized) and the Extension Benefit Duration decreases to 107 months due to receiving less than the Maximum Monthly Level Benefit amount. Only one-half of the Maximum Monthly Level Benefit amount ($937.50) will be available to you if you are not confined to a nursing home or are not receiving hospice care.
On the fifth contract anniversary, we will recalculate the Maximum Monthly Level Benefit amount for the last time and it will not change thereafter unless you make an Excess Withdrawal. If after the fifth contract anniversary, you receive less than the Maximum Monthly Level Benefit amount in any given month, the Maximum Monthly Level Benefit amount will not be increased; but the Acceleration Benefit Duration or Extension Benefit Duration will be increased and will equal the remaining Acceleration Benefit or Extension Benefit divided by the Maximum Monthly Level Benefit amount.
Withdrawals
You may be able to make withdrawals pursuant to the withdrawal provision of your contract without a reduction to the LTC Benefits if the LTC Guaranteed Amount is less than the Contract Value. Under the LTC Rider, withdrawals are either Conforming Withdrawals or Excess Withdrawals. Conforming Withdrawals will not have any effect on the LTC Benefits and will reduce the Contract Value by the amount of the withdrawal. Excess Withdrawals reduce the LTC Benefits by the same percentage that the Excess Withdrawal reduced the Contract Value. Excess Withdrawals reduce the Contract Value by the amount of the withdrawal. The tax consequences of withdrawals are discussed in the Federal Tax Matters section of this prospectus.
All withdrawals you make, whether or not within the Conforming Withdrawal amount, will continue to be subject to any other terms and conditions contained in your contract. See The Contracts—Surrenders and Withdrawals.
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Conforming Withdrawals
If available, you may make periodic withdrawals from your Contract Value in amounts less than or equal to the Conforming Withdrawal amount each Contract Year without reducing the LTC Benefits. Conforming Withdrawals may be withdrawn in addition to receiving LTC Benefit payments . Conforming Withdrawals will not reduce the LTC Guaranteed Amount, the Acceleration Benefit, the Extension Benefit, and if elected, the Growth Benefit. If the LTC Guaranteed Amount is equal to or greater than your Contract Value on a contract anniversary, any withdrawal in that Contract Year will not be a Conforming Withdrawal. Moreover, if you elect the Growth Benefit option, any withdrawal will be deemed an Excess Withdrawal unless you are age 76 or older or the maximum LTC Guaranteed Amount limit of $800,000 has been reached and your Contract Value exceeds the maximum LTC Guaranteed Amount on a contract anniversary, in which case you may withdraw an amount up to the Conforming Withdrawal amount for that Contract Year.
Conforming Withdrawal = any withdrawal that does not exceed during a contract year the greater of $0 and (a) minus (b) where:
(a)	equals 5% of the difference of the Contract Value over the LTC Guaranteed Amount as of the most recent contract anniversary (or, prior to the first contract anniversary, the contract date); and
(b)	equals all prior withdrawals in that Contract Year.
Excess Withdrawals
Excess Withdrawals are the cumulative amounts withdrawn from the contract during the Contract Year that exceeds the Conforming Withdrawal amount. Only that portion of the current withdrawal amount that exceeds the Conforming Withdrawal amount will be deemed to be an Excess Withdrawal. Any Excess Withdrawal that reduces the Contract Value to zero will terminate the LTC Rider and the only LTC Benefit that you may be eligible to receive will be the Optional Nonforfeiture Benefit, if elected.
More specifically, Excess Withdrawals reduce various benefits in accordance with the following formula:
•	Multiply the benefit being affected (i.e., the Acceleration Benefit) before the Excess Withdrawal by (1 – the Reduction Percentage due to Excess Withdrawal).
•	The Reduction Percentage due to Excess Withdrawal = Excess Withdrawal ÷ Contract Value before the Excess Withdrawal.
Importantly, this means that the reduction could be more than the dollar amount withdrawn.
Excess Withdrawals will reduce the LTC Guaranteed Amount, Acceleration Benefit, Extension Benefit, Maximum Monthly Level Benefit and any Growth Benefit and Maximum Monthly Growth Benefit by the same percentage that the Excess Withdrawal reduces the Contract Value. This means that the reductions in these amounts could be more than the dollar amount withdrawn. In a declining market, Excess Withdrawals may substantially reduce or eliminate the LTC Benefits, the Maximum Monthly Level Benefit, and if elected, Maximum Monthly Growth Benefit.
Example: The following example shows how an Excess Withdrawal, in a declining market, reduces the Acceleration Benefit, LTC Guaranteed Amount, Maximum Monthly Level Benefit, Extension Benefit, Maximum Monthly Growth Benefit and Growth Benefit. The example assumes you have chosen the Growth Benefit option. Since the LTC Guaranteed Amount is greater than the Contract Value, any withdrawal is an Excess Withdrawal and there is no Conforming Withdrawal amount.
LTC Guaranteed Amount:	$320,000
Acceleration Benefit:	$120,000
Extension Benefit:	$240,000
Maximum Monthly Level Benefit:	$5,000
Growth Benefit:	$200,000
Maximum Monthly Growth Benefit:	$2,778
Excess Withdrawal from Contract Value:	$4,000
Contract Value immediately prior to Excess Withdrawal:	$85,000
Reduction Percentage due to Excess Withdrawal
[$4,000 Excess Withdrawal ÷ $85,000 Contract Value]:	4.71%
LTC Guaranteed Amount after Excess Withdrawal
[$320,000 LTC Guaranteed Amount x (1-4.71%)]:	$304,928
Extension Benefit after Excess Withdrawal
[$240,000 x (1-4.71%)]:	$228,696
Maximum Monthly Level Benefit after Excess Withdrawal
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[$5,000 Maximum Monthly Level Benefit x (1-4.71%)]:	$4,765
Growth Benefit after Excess Withdrawal [$200,000 Growth Benefit x (1-4.71%)]:	$190,580
Maximum Monthly Growth Benefit after Excess Withdrawal
[$2,778 Maximum Monthly Growth Benefit x (1-4.71%)]:	$2,647
LTC Fixed Account
The LTC Fixed Account is part of the general account, and thus is not insulated from the claims of our general creditors. The LTC Fixed Account is designated to hold an amount equal to the LTC Guaranteed Amount while paying LTC Benefits. The LTC Fixed Account will offer a rate of interest that will be adjusted periodically and is guaranteed to be an effective rate of not less than the minimum guaranteed interest rate stated in your contract on amounts held in the LTC Fixed Account. Contracts issued in certain states may guarantee a higher minimum rate of interest than in other states. Refer to your contract for the specific guaranteed minimum interest rate applicable to your contract. See Fixed Side of the Contract for more information about the general account.
On the date we make the initial determination that you are eligible to receive LTC Benefits (as described in the “Establishing Benefit Eligibility” section), we will transfer Contract Value equal to the LTC Guaranteed Amount (or all Contract Value, if less) as of that date to the LTC Fixed Account. Amounts transferred to the LTC Fixed Account will no longer have the ability to participate in the performance of the variable Subaccounts. The Contract Value will be transferred proportionately from the variable Subaccounts and the fixed account for use with dollar-cost averaging, if any, in which you are invested. Transfers of Contract Value to the LTC Fixed Account may reduce the Contract Value in the Subaccounts to zero. Acceleration Benefit payments and Growth Benefit payments (if elected) will first be deducted from the LTC Fixed Account. LTC Charges will be deducted proportionally from the LTC Fixed Account, the fixed account for use with dollar-cost averaging and the Subaccounts.
On the contract anniversary that follows the initial determination of eligibility to receive LTC Benefits and on each contract anniversary that follows, we will transfer Contract Value to and from the LTC Fixed Account, the Subaccounts and any other fixed account. The amount of Contract Value that will be transferred into the LTC Fixed Account will be equal to the difference, if any, between the LTC Guaranteed Amount and the Contract Value that is in the LTC Fixed Account. This may result in the entire Contract Value being allocated to the LTC Fixed Account. If the Contract Value in the LTC Fixed Account exceeds the LTC Guaranteed Amount, we will move Contract Value equal to the difference between the Contract Value and the LTC Guaranteed Amount from the LTC Fixed Account to the Subaccounts according to your instructions for future allocations.
If you begin receiving LTC Benefits and then stop receiving LTC Benefits for twelve consecutive months, we will allow you to transfer in installments the Contract Value in the LTC Fixed Account back to the Subaccounts. This transfer will be made under a twelve-month dollar-cost averaging service. See The Contracts – Additional Services for more details on dollar-cost averaging. If, after you stop receiving LTC Benefits and then at a later date recommence receiving benefits, sufficient Contract Value will be transferred back to the LTC Fixed Account so that the balance in the LTC Fixed Account equals the LTC Guaranteed Amount.
Termination
Termination Events
The LTC Rider will terminate under any of the following circumstances:
•	termination of the contract;
•	upon written request to terminate the LTC Rider after the third contract anniversary (you may not request to terminate the LTC Rider prior to the third contract anniversary);
•	you elect to receive Annuity Payouts under any of the Annuity Payout options available under the contract, including but not limited to electing i4LIFE® Advantage (with or without the Guaranteed Income Benefit);
•	on the date the Contractowner is changed due to death or divorce;
•	upon the death of the Covered Life;
•	45 days after the contract date if a signed duplicate copy of the contract amendment issued with the LTC Rider is not returned to Lincoln Life;
•	an Excess Withdrawal reduces the Contract Value to zero;
•	all LTC Benefits are reduced to zero;
•	you terminate the LTC Rider under either Nonforfeiture Benefit provision;
•	within the first six months following the contract date we determine that you made a misrepresentation in the application or contract amendment that was material to the issuance of the rider we may void or terminate the rider;
•	after the first six months but prior to the end of the first 24 months after the contract date we determine that you made a misrepresentation that was material to both the issuance of the rider and a claim for LTC Benefits we may void or terminate the rider; or
•	after 24 months from the contract date if we determine that you knowingly or intentionally misrepresented relevant facts relating to your health the LTC Rider may be voided or terminated by us.
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Upon termination of the LTC Rider, the LTC Benefits (except benefits provided under either Nonforfeiture Benefit provision) and LTC Charge will terminate and a proportional amount of the LTC Charge will be deducted. Contract Value in the LTC Fixed Account will be transferred to the Subaccounts according to your future Subaccount allocation instructions. The termination will not result in any increase to the Contract Value to equal the LTC Guaranteed Amount.
Nonforfeiture Benefit
The LTC Rider provides a nonforfeiture benefit (“Nonforfeiture Benefit”) if you terminate the LTC Rider in certain circumstances (described below). The Nonforfeiture Benefit provides a reduced long-term care insurance benefit.
•	There is a Nonforfeiture Benefit called the Contingent Nonforfeiture Benefit, provided without charge that pays a reduced long-term care insurance benefit if you terminate the LTC Rider due to a specified increase of the charge for the Extension Benefit and/or the Optional Nonforfeiture Benefit.
•	You may also choose to add an enhanced Nonforfeiture Benefit, called the Optional Nonforfeiture Benefit, for an additional charge, that pays a reduced long-term care insurance benefit. It is “enhanced” because you may terminate the LTC Rider for any reason after three years, rather than just if there is a specified increase of the charge for the Extension Benefit and/or the Optional Nonforfeiture Benefit.
Once either Nonforfeiture Benefit is in effect, the LTC Charges will terminate. You should be aware that the Nonforfeiture Benefit provision provides only a limited amount of LTC Benefits. Moreover, the LTC Benefits provided by the Contingent Nonforfeiture Benefit and the Optional Nonforfeiture Benefit are equivalent; (this amount is hereinafter referred to as the “Nonforfeiture Benefit Amount”) the important difference between the two are the conditions under which they will be paid. These conditions are described below. The Nonforfeiture Benefit Amount is the greater of:
•	one month’s Maximum Monthly Level Benefit in effect on the date that the LTC Rider is terminated; or
•	an amount equal to the sum of all Extension Benefit Charges and Optional Nonforfeiture Benefit Charges paid for the LTC Rider minus any Extension Benefits paid prior to the date the LTC Rider is terminated.
Payments of the Nonforfeiture Benefit Amount are made only after the seventh contract anniversary and after the conditions set forth below are met. Payment of the Nonforfeiture Benefit Amount is subject to the benefit eligibility and deductible period requirements described in the Establishing Benefit Eligibility section. Nonforfeiture Benefit Amount payments must be requested as described in the Requesting LTC Benefits section. Nonforfeiture Benefit Amount payments will be payable monthly up to the Maximum Monthly Level Benefit amount in effect on the date that the LTC Rider is terminated.
Once the Nonforfeiture Benefit provision is effective, it will remain effective until the earlier of the death of the Covered Life or the date the total Nonforfeiture Benefit Amounts have been fully paid out. Upon the death of the Covered Life, the Nonforfeiture Benefit terminates. The Nonforfeiture Benefit Amount will not exceed the remaining amount of Extension Benefits that would have been paid if the LTC Rider had remained in force.
Contingent Nonforfeiture Benefit. The Contingent Nonforfeiture Benefit is provided at no charge on all LTC Riders. The Contingent Nonforfeiture Benefit will pay you the Nonforfeiture Benefit Amount if both of the following conditions are met:
•	the sum of the Extension Benefit Charge rate and/or Optional Nonforfeiture Benefit Charge rate, if elected, has increased by more than a specified percentage over the initial charge; and
•	you surrender your contract or elect to terminate the LTC Rider within 120 days after the Extension Benefit Charge rate and/or Optional Nonforfeiture Benefit Charge rate, if elected, is increased.
The specified percentage of change to the sum of the Extension Benefit Charge rate and/or the Optional Nonforfeiture Benefit Charge rate that will trigger the availability of Contingent Nonforfeiture Benefit is determined by your age as of the contract date. The specified percentages are as follows:
Age on Contract Date	Percent Over Initial Charge	Age	Percent Over Initial Charge
45 – 49	130%	66	48%
50 – 54	110%	67	46%
55 – 59	90%	68	44%
60	70%	69	42%
61	66%	70	40%
62	62%	71	38%
63	58%	72	36%
64	54%	73	34%
65	50%	74	32%
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Optional Nonforfeiture Benefit. As noted, for an additional charge, you may purchase the Optional Nonforfeiture Benefit. The Optional Nonforfeiture Benefit provides for payment of the Nonforfeiture Benefit Amount under the following conditions:
•	you surrender the contract at least three years after the contract date; or
•	you submit a written request to terminate the LTC Rider at least three years after the contract date; or
•	you elect to receive annuity payments under any Annuity Payout option available in the contract or any other annuity settlement option we make available and commencing prior to the contract’s maturity date and at least three years after the contract date.
If you purchase the Optional Nonforfeiture Benefit and terminate the LTC Rider under conditions applicable under either the Contingent Nonforfeiture Benefit and the Optional Nonforfeiture Benefit, only the one applicable Nonforfeiture Benefit will be payable. The Optional Nonforfeiture provision may not be purchased after the LTC Rider is issued.
General Provisions
Death Benefits
The LTC Rider has no provision for Death Benefits, other than the Death Benefit provision in the underlying contract. The LTC Rider terminates upon death of the Covered Life and the LTC Benefits, including the LTC Guaranteed Amount, will not be payable under any Death Benefit option. At the time of death, if the Contract Value equals zero, no Death Benefit options (as described in the “Death Benefit” section of the prospectus) will be in effect. If a Contractowner who had been receiving LTC Benefit payments dies while the contract is in effect, we reserve the right to withhold a portion of any Death Benefits that would otherwise be payable until we have verified that we have received all requests for LTC Benefits. Death Benefit distributions in accordance with Code section 72(s) or 401(a) (9) will not be made later than five years from the date of the Contractowner’s death. The EEB Death Benefit is not available with the LTC Rider.
The Guarantee of Principal Death Benefit and Enhanced Guaranteed Minimum Death Benefit both calculate Death Benefit amounts by deducting withdrawals in the same proportion that the withdrawal reduces the Contract Value. For purposes of calculating Death Benefits under those contracts, Acceleration Benefit payments and Growth Benefit payments, as well as Conforming and Excess Withdrawals, are considered withdrawals that reduce the amount of the Death Benefit. See The Contracts – Death Benefits.
Investment Requirements
By purchasing the LTC Rider, you will be limited in how you can invest in the Subaccounts and the fixed account. You will be subject to Investment Requirements. See The Contracts – Investment Requirements for a description of these investment restrictions. The Investment Requirements will apply to your entire Contract Value. No Purchase Payments can be directly invested in the LTC Fixed Account.
Federal Taxation
Qualified Long-Term Care Insurance Contract. The LTC Rider is a Qualified Long-Term Care Insurance Contract under section 7702B(b) of the Internal Revenue Code. As described above, the LTC Charge is deducted from the Contract Value on a quarterly basis. For tax years beginning after December 31, 2009, the deductions from the Contract Value to pay LTC Charges will not be reported as taxable distributions from the variable annuity contract and such deductions will reduce the Contractowners basis in the contract. The deductions from the Contract Value will reduce the Contract Value, but not below zero.
Federal Income Tax Treatment of Benefits under the LTC Rider. The LTC Benefits provided under the LTC Rider are treated as provided under a “Qualified Long-Term Care Insurance Contract,” as that term is defined under section 7702B(b) of the Internal Revenue Code. This discussion outlines our understanding of the federal income tax treatment of the LTC Benefits, as well as how the LTC Benefit payments will be reported to you. However, you should always consult a tax advisor about the application of tax rules to your individual situation.
Benefits that you receive under a Qualified Long-Term Care Insurance Contract will not be treated as taxable income to you as long as such benefits do not exceed the greater of (i) the expenses that you actually incur for Covered Services, or (ii) a maximum per diem, or daily, dollar amount determined by the IRS. All payments that you receive under all Qualified Long-Term Care Insurance Contracts, as well as any payments under an accelerated benefit rider made to you if you are chronically ill, are included in determining whether the benefit limits have been exceeded and reduce the Contractowner’s basis in the contract. These payments may also reduce the basis in your annuity contract.
If the LTC Benefits that you receive exceed the benefit limits outlined above, the amount of the excess benefits may represent taxable income to you. If you are under age 59½ at the time of the payment of excess benefits, an additional 10% “penalty tax” may apply.
If the Maximum Monthly LTC Benefit amount, if applicable, exceeds the limits under IRS rules (currently $360.00 per day or $131,400 annually for 2018), amounts received by you in excess of the IRS limit may be excludable from ordinary income to the extent that you have actually incurred long-term care expenses of that amount. You should take into account the IRS limit when selecting the amount of monthly LTC Benefit you would like to receive. We recommend that you discuss the tax implications of receiving benefits in excess of the IRS limit with a tax advisor.
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Maturity Date
When you purchase the LTC Rider, the maturity date set forth in your contract will be the Annuitant’s 99th birthday. The maturity date is the date when you must choose an Annuity Payout option and annuitize your contract. Except as set forth below, annuitization of your contract will terminate the LTC Rider.
If you are receiving LTC Benefit payments under this LTC Rider at the maturity date (when you reach age 99), we will extend the maturity date and continue to provide LTC Benefit payments, subject to the terms and conditions of the LTC Rider. If you decide to elect an Annuity Payout option and annuitize your Contract Value, the LTC Rider will terminate.
If you are not receiving LTC Benefit payments at the maturity date and you have a Contract Value, you will need to elect an Annuity Payout option available under your contract. This will terminate the Acceleration and Growth Benefits (that would have been paid from your Contract Value) and also the LTC Charge. However, the Extension Benefit, if any, will continue on your contract.
If LTC Benefit payments end after you reach age 99 and you still have value in your contract, you must elect an Annuity Payout option within 90 days after the last LTC Benefit payment is made. This will terminate the LTC Rider. An exception to this occurs if LTC Benefit payments stop after age 99 because you are not currently eligible to receive benefits (for example, you are no longer receiving LTC Services). In this situation, the Acceleration and Growth Benefits that would have been paid from your Contract Value will terminate as well as the LTC Charge. Any Extension Benefit will remain in effect to provide payments in the event of future eligibility for LTC Benefits.
Any LTC Benefit paid after age 99 will be paid in the same manner as any LTC Benefit previously described in this discussion, including, but not limited to, eligibility, deductible period and maximum monthly limits.
Misstatement of Age or Sex
If your age or sex has been misstated, we will adjust the LTC Charges to the amounts that would have applied based on your correct age or sex. If the LTC Rider would not have been issued at the correct age and sex, it will be cancelled and we will refund to you all LTC Charges paid minus the amount of LTC Benefits that have been paid.
LTC Rider Return Privilege
You may cancel the LTC Rider within 30 days of your receipt of the LTC Rider for any reason by delivering or mailing the LTC Rider, postage prepaid, to the Home Office at PO Box 7866, 1300 Clinton Street, Fort Wayne, IN 46802-7866. A LTC Rider cancelled under this provision will be void and any LTC Charges assessed will be refunded. Cancellation of the LTC Rider under this provision will not result in cancellation of the contract.
Monthly Statements
In addition to the quarterly variable annuity statement, we will send you a monthly statement once you begin receiving LTC Benefit payments detailing the amount of LTC Benefits that have been paid and remaining available LTC Benefits. The monthly statement will only be sent to you for those months that you received an LTC Benefit. The statement will also show the impact of such LTC Benefit payments on your Contract Value and Death Benefit, if any. See General Provisions – Death Benefits for a description of the impact of the LTC Rider on Death Benefits.
Annuity Payouts
When you apply for a contract, you may select any Annuity Commencement Date permitted by law, which is usually on or before the Annuitant's 99th birthday. Your broker-dealer may recommend that you annuitize at an earlier age. As an alternative, Contractowners with Lincoln SmartSecurity® Advantage may elect to annuitize their Guaranteed Amount under the Guaranteed Amount Annuity Payment Option. Contractowners with Lincoln Lifetime IncomeSM Advantage may elect the Maximum Annual Withdrawal Amount Annuity Payout Option. Contractowners with any version of Lincoln Lifetime IncomeSM Advantage 2.0 or Lincoln Market Select® Advantage may elect to annuitize their Income Base under the Guaranteed Annual Income Amount Annuity Payout Option.
The contract provides optional forms of payouts of annuities (annuity options), each of which is payable on a variable basis, a fixed basis or a combination of both as you specify. The contract provides that all or part of the Contract Value may be used to purchase an Annuity Payout option.
You may elect Annuity Payouts in monthly, quarterly, semiannual or annual installments. If the payouts from any Subaccount would be or become less than $50, we have the right to reduce their frequency until the payouts are at least $50 each. Following are explanations of the annuity options available.
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Annuity Options
The annuity options outlined below do not apply to Contractowners who have elected i4LIFE® Advantage or any version of i4LIFE® Advantage Guaranteed Income Benefit, the Maximum Annual Withdrawal Amount Annuity Payout Option, the Guaranteed Amount Annuity Payment Option, or the Guaranteed Annual Income Amount Annuity Payout Option.
Life Annuity. This option offers a periodic payout during the lifetime of the Annuitant and ends with the last payout before the death of the Annuitant. This option offers the highest periodic payout since there is no guarantee of a minimum number of payouts or provision for a Death Benefit for Beneficiaries. However, there is the risk under this option that the recipient would receive no payouts if the Annuitant dies before the date set for the first payout; only one payout if death occurs before the second scheduled payout, and so on. The Annuitant must be under age 81 to elect this option.
Life Annuity with Payouts Guaranteed for Designated Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and then continues throughout the lifetime of the Annuitant. The designated period is selected by the Contractowner.
Joint Life Annuity. This option offers a periodic payout during the joint lifetime of the Annuitant and a designated joint Annuitant. The payouts continue during the lifetime of the survivor. However, under a joint life annuity, if both Annuitants die before the date set for the first payout, no payouts will be made. Only one payment would be made if both deaths occur before the second scheduled payout, and so on.
Joint Life Annuity with Guaranteed Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and continues during the joint lifetime of the Annuitant and a designated joint Annuitant. The payouts continue during the lifetime of the survivor. The designated period is selected by the Contractowner.
Joint Life and Two Thirds to Survivor Annuity. This option provides a periodic payout during the joint lifetime of the Annuitant and a designated joint Annuitant. When one of the joint Annuitants dies, the survivor receives two thirds of the periodic payout made when both were alive.
Joint Life and Two-Thirds Survivor Annuity with Guaranteed Period. This option provides a periodic payout during the joint lifetime of the Annuitant and a joint Annuitant. When one of the joint Annuitants dies, the survivor receives two-thirds of the periodic payout made when both were alive. This option further provides that should one or both of the Annuitants die during the elected guaranteed period, usually 10 or 20 years, full benefit payment will continue for the rest of the guaranteed period.
Unit Refund Life Annuity. This option offers a periodic payout during the lifetime of the Annuitant with the guarantee that upon death a payout will be made of the value of the number of Annuity Units (see Variable Annuity Payouts) equal to the excess, if any, of:
•	the total amount applied under this option divided by the Annuity Unit value for the date payouts begin, minus
•	the Annuity Units represented by each payout to the Annuitant multiplied by the number of payouts paid before death.
The value of the number of Annuity Units is computed on the date the death claim is approved for payment by the Home Office.
Life Annuity with Cash Refund. Fixed annuity benefit payments that will be made for the lifetime of the Annuitant with the guarantee that upon death, should (a) the total dollar amount applied to purchase this option be greater than (b) the fixed annuity benefit payment multiplied by the number of annuity benefit payments paid prior to death, then a refund payment equal to the dollar amount of (a) minus (b) will be made.
Under the annuity options listed above, you may not make withdrawals. Other options, with or without withdrawal features, may be made available by us. You may pre-select an Annuity Payout option as a method of paying the Death Benefit to a Beneficiary. If you do, the Beneficiary cannot change this payout option. You may change or revoke in writing to our Home Office, any such selection, unless such selection was made irrevocable. If you have not already chosen an Annuity Payout option, the Beneficiary may choose any Annuity Payout option. At death, options are only available to the extent they are consistent with the requirements of the contract as well as Sections 72(s) and 401(a)(9) of the tax code, if applicable.
General Information
Any previously selected Death Benefit in effect before the Annuity Commencement Date will no longer be available on and after the Annuity Commencement Date. You may change the Annuity Commencement Date, change the annuity option or change the allocation of the investment among Subaccounts up to 30 days before the scheduled Annuity Commencement Date, upon written notice to the Home Office. You must give us at least 30 days’ notice before the date on which you want payouts to begin. We may require proof of age, sex, or survival of any payee upon whose age, sex, or survival payments depend.
Unless you select another option, the contract automatically provides for a life annuity with Annuity Payouts guaranteed for 10 years (on a fixed, variable or combination fixed and variable basis, in proportion to the account allocations at the time of annuitization) except when a joint life payout is required by law. Under any option providing for guaranteed period payouts, the number of payouts which remain unpaid at the date of the Annuitant’s death (or surviving Annuitant’s death in case of joint life Annuity) will be paid to you or your Beneficiary as payouts become due after we are in receipt of:
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•	proof, satisfactory to us, of the death;
•	written authorization for payment; and
•	all claim forms, fully completed.
Variable Annuity Payouts
Variable Annuity Payouts will be determined using:
•	the Contract Value on the Annuity Commencement Date, less applicable premium taxes;
•	the annuity tables contained in the contract;
•	the annuity option selected; and
•	the investment performance of the fund(s) selected.
To determine the amount of payouts, we make this calculation:
1.	Determine the dollar amount of the first periodic payout; then
2.	Credit the contract with a fixed number of Annuity Units equal to the first periodic payout divided by the Annuity Unit value; and
3.	Calculate the value of the Annuity Units each period thereafter.
Annuity Payouts assume an investment return of 3%, 4%, 5% or 6% per year, as applied to the applicable mortality table. Some of these assumed interest rates may not be available in your state; therefore, please check with your registered representative. You may choose your assumed interest rate at the time you elect a variable Annuity Payout on the administrative form provided by us. The higher the assumed interest rate you choose, the higher your initial annuity payment will be. The amount of each payout after the initial payout will depend upon how the underlying fund(s) perform, relative to the assumed rate. If the actual net investment rate (annualized) exceeds the assumed rate, the payment will increase at a rate proportional to the amount of such excess. Conversely, if the actual rate is less than the assumed rate, annuity payments will decrease. The higher the assumed interest rate, the less likely future annuity payments are to increase, or the payments will increase more slowly than if a lower assumed rate was used. There is a more complete explanation of this calculation in the SAI.
Fixed Side of the Contract
You may allocate Purchase Payments to the fixed side of the contract, if available. Allocations made to the fixed side of the contract are added to your Contract Value. Certain charges related to the contract and the charges for the Living Benefit Riders are deducted from your Contract Value. Therefore, a portion of those charges may be deducted from the fixed account. See Charges and Other Deductions section of this prospectus for more information. Since amounts in the fixed account make up part of your Contract Value, those amounts may be used to calculate benefits under the Living Benefit Riders. See the Living Benefit Riders section in this prospectus for more information.
Purchase Payments and Contract Value allocated to the fixed side of the contract become part of our general account, and do not participate in the investment experience of the VAA. The general account is subject to regulation and supervision by the Indiana Department of Insurance as well as the insurance laws and regulations of the jurisdictions in which the contracts are distributed.
In reliance on certain exemptions, exclusions and rules, we have not registered interests in the general account as a security under the Securities Act of 1933 and have not registered the general account as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests in it are regulated under the 1933 Act or the 1940 Act. We have been advised that the staff of the SEC has not made a review of the disclosures which are included in this prospectus which relate to our general account and to the fixed account under the contract. These disclosures, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. This prospectus is generally intended to serve as a disclosure document only for aspects of the contract involving the VAA, and therefore contains only selected information regarding the fixed side of the contract. Complete details regarding the fixed side of the contract are in the contract.
We guarantee an annual effective interest rate of not less than 1.50% per year on amounts held in a fixed account. Any amount surrendered, withdrawn from or transferred out of a fixed account prior to the expiration of the Guaranteed Period is subject to the Interest Adjustment and other charges (see Interest Adjustment and Charges and Other Deductions). This may reduce your value upon surrender, withdrawal or transfer but will not reduce the amount below the value it would have had if 1.50% (or the guaranteed minimum interest rate for your contract) interest had been credited to the fixed account. Refer to Transfers before the Annuity Commencement Date and Transfers after the Annuity Commencement Date for additional transfer restrictions from the fixed account.
ANY INTEREST IN EXCESS OF 1.50% (OR THE GUARANTEED MINIMUM INTEREST RATE STATED IN YOUR CONTRACT) WILL BE DECLARED IN ADVANCE AT OUR SOLE DISCRETION. CONTRACTOWNERS BEAR THE RISK THAT NO INTEREST IN EXCESS OF THE MINIMUM INTEREST RATE WILL BE DECLARED.
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Your contract may not offer a fixed account or if permitted by your contract, we may discontinue accepting Purchase Payments or transfers into the fixed side of the contract at any time. Please contact your registered representative for further information.
Guaranteed Periods
The fixed account is divided into separate Guaranteed Periods, which credit guaranteed interest.
You may allocate Purchase Payments to one or more Guaranteed Periods of 1 to 10 years. We may add Guaranteed Periods or discontinue accepting Purchase Payments into one or more Guaranteed Periods at any time. The minimum amount of any Purchase Payment that can be allocated to a Guaranteed Period is $2,000. Each Purchase Payment allocated to the fixed account will start its own Guaranteed Period and will earn a guaranteed interest rate. The duration of the Guaranteed Period affects the guaranteed interest rate of the fixed account. A Guaranteed Period ends on the date after the number of calendar years in the Guaranteed Period. Interest will be credited daily at a guaranteed rate that is equal to the effective annual rate determined on the first day of the Guaranteed Period. Amounts surrendered, transferred or withdrawn prior to the end of the Guaranteed Period will be subject to the Interest Adjustment. Each Guaranteed Period Purchase Payment will be treated separately for purposes of determining any applicable Interest Adjustment.
You may transfer amounts from the fixed account to the variable Subaccount(s) subject to the following restrictions:
•	fixed account transfers are limited to 25% of the value of that fixed account in any 12-month period; and
•	the minimum amount that can be transferred is $300 or, if less, the amount in the fixed account.
Because of these restrictions, it may take several years to transfer amounts from the fixed account to the variable Subaccounts. You should carefully consider whether the fixed account meets your investment criteria. Any amount withdrawn from the fixed account may be subject to any applicable account fees and premium taxes.
We will notify the Contractowner in writing at least 30 days prior to the expiration date for any Guaranteed Period amount. A new Guaranteed Period of the same duration as the previous Guaranteed Period will begin automatically at the end of the previous Guaranteed Period, unless we receive, prior to the end of a Guaranteed Period, a written election by the Contractowner. The written election may request the transfer of the Guaranteed Period amount to a different fixed account or to a variable Subaccount from among those being offered by us. Transfers of any Guaranteed Period amount which become effective upon the date of expiration of the applicable Guaranteed Period are not subject to the limitation of twelve transfers per Contract Year or the additional fixed account transfer restrictions.
Interest Adjustment
Any surrender, withdrawal or transfer of a Guaranteed Period amount before the end of the Guaranteed Period (other than dollar cost averaging, cross-reinvestment, or withdrawals within the Maximum Annual Withdrawal Limit in Lincoln SmartSecurity® Advantage or Regular Income Payments under i4LIFE® Advantage) will be subject to the Interest Adjustment. A surrender, withdrawal or transfer effective upon the expiration date of the Guaranteed Period will not be subject to the Interest Adjustment. The Interest Adjustment will be applied to the amount being surrendered, withdrawn or transferred. The Interest Adjustment will be applied after the deduction of any applicable account fees and before any applicable transfer charges. Any transfer, withdrawal, or surrender of Contract Value from the fixed account will be increased or decreased by an Interest Adjustment, unless the transfer, withdrawal or surrender is effective:
•	during the free look period (See Return Privilege).
•	on the expiration date of a Guaranteed Period.
•	as a result of the death of the Contractowner or Annuitant.
•	subsequent to the diagnosis of a terminal illness of the Contractowner. Diagnosis of the terminal illness must be after the effective date of the contract and result in a life expectancy of less than one year, as determined by a qualified professional medical practitioner.
•	subsequent to the admittance of the Contractowner into an accredited nursing home or equivalent health care facility. Admittance into such facility must be after the effective date of the contract and continue for 90 consecutive days prior to the surrender or withdrawal.
•	subsequent to the permanent and total disability of the Contractowner if such disability begins after the effective date of the contract and prior to the 65th birthday of the Contractowner.
•	upon annuitization of the contract.
These provisions may not be applicable to your contract or available in your state. Please check with your registered representative regarding the availability of these provisions.
In general, the Interest Adjustment reflects the relationship between the yield rate in effect at the time a Purchase Payment is allocated to a fixed subaccount’s Guaranteed Period under the contract and the yield rate in effect at the time of the Purchase Payment’s surrender, withdrawal or transfer. It also reflects the time remaining in the Guaranteed Period. If the yield rate at the time of the surrender, withdrawal or transfer is lower than the yield rate at the time the Purchase Payment was allocated, then the application of the Interest Adjustment will generally result in a higher payment at the time of the surrender, withdrawal or transfer. Similarly, if the yield rate at the time of surrender, withdrawal or transfer is higher than the yield rate at the time of the allocation of the Purchase Payment, then
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the application of the Interest Adjustment will generally result in a lower payment at the time of the surrender, withdrawal or transfer. The yield rate is published by the Federal Reserve Board.
The Interest Adjustment is calculated by multiplying the transaction amount by:
(1+A)[n]	–1
(1+B+K)[n]

where:
A	=	yield rate for a U.S. Treasury security with time to maturity equal to the Subaccount’s Guaranteed Period, determined at the beginning of the Guaranteed Period.
B	=	yield rate for a U.S. Treasury security with time to maturity equal to the time remaining in the Guaranteed Period if greater than one year, determined at the time of surrender, withdrawal or transfer. For remaining periods of one year or less, the yield rate for a one year U.S. Treasury security is used.
K	=	a 0.25% adjustment (unless otherwise limited by applicable state law). This adjustment builds into the formula a factor representing direct and indirect costs to us associated with liquidating general account assets in order to satisfy surrender requests. This adjustment of 0.25% has been added to the denominator of the formula because it is anticipated that a substantial portion of applicable general account portfolio assets will be in relatively illiquid securities. Thus, in addition to direct transaction costs, if such securities must be sold (e.g., because of surrenders), the market price may be lower. Accordingly, even if interest rates decline, there will not be a positive adjustment until this factor is overcome, and then any adjustment will be lower than otherwise, to compensate for this factor. Similarly, if interest rates rise, any negative adjustment will be greater than otherwise, to compensate for this factor. If interest rates stay the same, there will be no Interest Adjustment.
n	=	The number of years remaining in the Guaranteed Period (e.g., 1 year and 73 days = 1 + (73 divided by 365) = 1.2 years).
Straight-Line interpolation is used for periods to maturity not quoted.
See the SAI for examples of the application of the Interest Adjustment.
Small Contract Surrenders
We may surrender your contract, in accordance with the laws of your state if:
•	your Contract Value drops below certain state specified minimum amounts ($1,000 or less) for any reason, including if your Contract Value decreases due to the performance of the Subaccounts you selected;
•	no Purchase Payments have been received for two (2) full, consecutive Contract Years; and
•	the annuity benefit at the Annuity Commencement Date would be less than $20.00 per month (these requirements may differ in some states).
At least 60 days before we surrender your contract, we will send you a letter at your last address we have on file, to inform you that your contract will be surrendered. You will have the opportunity to make additional Purchase Payments to bring your Contract Value above the minimum level to avoid surrender. We will not surrender your contract if you are receiving guaranteed payments from us under one of the Living Benefit Riders.
Delay of Payments
Contract proceeds from the VAA will be paid within seven days, except:
•	when the NYSE is closed (other than weekends and holidays);
•	times when market trading is restricted or the SEC declares an emergency, and we cannot value units or the funds cannot redeem shares; or
•	when the SEC so orders to protect Contractowners.
If, pursuant to SEC rules, an underlying money market fund suspends payment of redemption proceeds in connection with a liquidation of the fund, we will delay payment of any transfer, partial withdrawal, surrender, loan, or Death Benefit from the money market sub-account until the fund is liquidated. Payment of contract proceeds from the fixed account may be delayed for up to six months.
Due to federal laws designed to counter terrorism and prevent money laundering by criminals, we may be required to reject a Purchase Payment and/or deny payment of a request for transfers, withdrawals, surrenders, or Death Benefits, until instructions are received from the appropriate regulator. We also may be required to provide additional information about a Contractowner's account to government regulators.
Reinvestment Privilege
You may elect to make a reinvestment purchase with any part of the proceeds of a surrender/withdrawal.
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This election must be made by your written authorization to us on an approved Lincoln reinvestment form and received in our Home Office within 30 days of the date of the surrender/withdrawal, and the repurchase must be of a contract covered by this prospectus. In the case of a qualified retirement plan, a representation must be made that the proceeds being used to make the purchase have retained their tax-favored status under an arrangement for which the contracts offered by this prospectus are designed. The number of Accumulation Units which will be credited when the proceeds are reinvested will be based on the value of the Accumulation Unit(s) on the next Valuation Date. This computation will occur following receipt of the proceeds and request for reinvestment at the Home Office. You may utilize the reinvestment privilege only once. For tax reporting purposes, we will treat a surrender/withdrawal and a subsequent reinvestment purchase as separate transactions (and a Form 1099 may be issued, if applicable). Any taxable distribution that is reinvested may still be reported as taxable. You should consult a tax advisor before you request a surrender/withdrawal or subsequent reinvestment purchase.
Amendment of Contract
We reserve the right to amend the contract to meet the requirements of the 1940 Act or other applicable federal or state laws or regulations. You will be notified in writing of any changes, modifications or waivers. Any changes are subject to prior approval of your state’s insurance department (if required).
Distribution of the Contracts
Lincoln Financial Distributors, Inc. (“LFD”) serves as Principal Underwriter of this contract. LFD is affiliated with Lincoln Life and is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of FINRA. The Principal Underwriter has entered into selling agreements with Lincoln Financial Advisors Corporation and/or Lincoln Financial Securities Corporation (collectively “LFN”), also affiliates of ours. The Principal Underwriter has also entered into selling agreements with broker-dealers that are unaffiliated with us (“Selling Firms”). While the Principal Underwriter has the legal authority to make payments to broker-dealers which have entered into selling agreements, we will make such payments on behalf of the Principal Underwriter in compliance with appropriate regulations. We also pay on behalf of LFD certain of its operating expenses related to the distribution of this and other of our contracts. The Principal Underwriter may also offer “non-cash compensation”, as defined under FINRA’s rules, which includes among other things, merchandise, gifts, marketing support, sponsorships, seminars, entertainment and travel expenses. You may ask your registered representative how he/she will personally be compensated, in whole or in part, for the sale of the contract to you or for any alternative proposal that may have been presented to you. You may wish to take such compensation payments into account when considering and evaluating any recommendation made to you in connection with the purchase of a contract. The following paragraphs describe how payments are made by us and the Principal Underwriter to various parties.
Compensation Paid to LFN. The maximum commission the Principal Underwriter pays to LFN is 2.00% of Purchase Payments, plus up to 0.25% quarterly based on Contract Value. LFN may elect to receive a lower commission when a Purchase Payment is made along with an earlier quarterly payment based on Contract Value for so long as the contract remains in effect. Upon annuitization, the maximum commission the Principal Underwriter pays to LFN is 4.00% of annuitized value and/or ongoing annual compensation of up to 1.00% of annuity value or statutory reserves.
Lincoln Life also pays for the operating and other expenses of LFN, including the following sales expenses: registered representative training allowances; compensation and bonuses for LFN's management team; advertising expenses; and all other expenses of distributing the contracts. LFN pays its registered representatives a portion of the commissions received for their sales of contracts. LFN registered representatives and their managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements. In addition, LFN registered representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation. Sales of the contracts may help LFN registered representatives and/or their managers qualify for such benefits. LFN registered representatives and their managers may receive other payments from us for services that do not directly involve the sale of the contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services.
Compensation Paid to Unaffiliated Selling Firms. The Principal Underwriter pays commissions to all Selling Firms. The maximum commission the Principal Underwriter pays to Selling Firms, other than LFN, is 2.50% of Purchase Payments, plus up to 0.30% quarterly based on Contract Value. Some Selling Firms may elect to receive a lower commission when a Purchase Payment is made along with an earlier quarterly payment based on Contract Value for so long as the contract’s Selling Firm remains in effect. Upon annuitization, the maximum commission the Principal Underwriter pays to Selling Firms is 4.00% of annuitized value and/or ongoing annual compensation of up to 1.15% of annuity value or statutory reserves. LFD also acts as wholesaler of the contracts and performs certain marketing and other functions in support of the distribution and servicing of the contracts.
LFD may pay certain Selling Firms or their affiliates additional amounts for, among other things: (1) “preferred product” treatment of the contracts in their marketing programs, which may include marketing services and increased access to registered representatives; (2) sales promotions relating to the contracts; (3) costs associated with sales conferences and educational seminars for their registered representatives; (4) other sales expenses incurred by them; and (5) inclusion in the financial products the Selling Firm offers.
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Lincoln Life may provide loans to broker-dealers or their affiliates to help finance marketing and distribution of the contracts, and those loans may be forgiven if aggregate sales goals are met. In addition, we may provide staffing or other administrative support and services to broker-dealers who distribute the contracts. LFD, as wholesaler, may make bonus payments to certain Selling Firms based on aggregate sales of our variable insurance contracts (including the contracts) or persistency standards.
These additional types of compensation are not offered to all Selling Firms. The terms of any particular agreement governing compensation may vary among Selling Firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation may provide Selling Firms and/or their registered representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which a Selling Firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. Additional information relating to compensation paid in 2017 is contained in the SAI.
Compensation Paid to Other Parties. Depending on the particular selling arrangements, there may be others whom LFD compensates for the distribution activities. For example, LFD may compensate certain “wholesalers”, who control access to certain selling offices, for access to those offices or for referrals, and that compensation may be separate from the compensation paid for sales of the contracts. LFD may compensate marketing organizations, associations, brokers or consultants which provide marketing assistance and other services to broker-dealers who distribute the contracts, and which may be affiliated with those broker-dealers. Commissions and other incentives or payments described above are not charged directly to Contractowners or the VAA. All compensation is paid from our resources, which include fees and charges imposed on your contract.
Contractowner Questions
The obligations to purchasers under the contracts are those of Lincoln Life. This prospectus provides a general description of the material features of the contract. Contracts, endorsements and riders may vary as required by state law. Questions about your contract should be directed to us at 1-888-868-2583.
Federal Tax Matters
Introduction
The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences (including consequences of sales to foreign individuals or entities), or state or local tax consequences, associated with the contract. As a result, you should always consult a tax advisor about the application of tax rules found in the Internal Revenue Code (“Code”), Treasury Regulations and applicable IRS guidance to your individual situation.
Nonqualified Annuities
This part of the discussion describes some of the Federal income tax rules applicable to nonqualified annuities. A nonqualified annuity is a contract not issued in connection with a qualified retirement plan, such as an IRA or a section 403(b) plan, receiving special tax treatment under the Code. We may not offer nonqualified annuities for all of our annuity products.
Tax Deferral On Earnings
Under the Code, you are generally not subject to tax on any increase in your Contract Value until you receive a contract distribution. However, for this general rule to apply, certain requirements must be satisfied:
•	An individual must own the contract (or the Code must treat the contract as owned by an individual).
•	The investments of the VAA must be “adequately diversified” in accordance with Treasury regulations.
•	Your right to choose particular investments for a contract must be limited.
•	The Annuity Commencement Date must not occur near the end of the Annuitant’s life expectancy.
Contracts Not Owned By An Individual
If a contract is owned by an entity (rather than an individual) the Code generally does not treat it as an annuity contract for Federal income tax purposes. This means that the entity owning the contract pays tax currently on the excess of the Contract Value over the investment in the contract. Examples of contracts where the owner pays current tax on the contract’s earnings, and Persistency Credits, if applicable, are contracts issued to a corporation or a trust. Some exceptions to the rule are:
•	Contracts in which the named owner is a trust or other entity that holds the contract as an agent for an individual; however, this exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees;
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•	Immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase and substantially equal periodic payments are made, not less frequently than annually, during the Annuity Payout period;
•	Contracts acquired by an estate of a decedent;
•	Certain qualified contracts;
•	Contracts purchased by employers upon the termination of certain qualified plans; and
•	Certain contracts used in connection with structured settlement agreements.
Investments In The VAA Must Be Diversified
For a contract to be treated as an annuity for Federal income tax purposes, the investments of the VAA must be “adequately diversified.” Treasury regulations define standards for determining whether the investments of the VAA are adequately diversified. If the VAA fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the Contract Value over the investment in the contract. Although we do not control the investments of the underlying investment options, we expect that the underlying investment options will comply with the Treasury regulations so that the VAA will be considered “adequately diversified.”
Restrictions
The Code limits your right to choose particular investments for the contract. Because the IRS has issued little guidance specifying those limits, the limits are uncertain and your right to allocate Contract Values among the Subaccounts may exceed those limits. If so, you would be treated as the owner of the assets of the VAA and thus subject to current taxation on the income , Persistency Credits, and gains, if applicable, from those assets. We do not know what limits may be set by the IRS in any guidance that it may issue and whether any such limits will apply to existing contracts. We reserve the right to modify the contract without your consent in an attempt to prevent you from being considered as the owner of the assets of the VAA for purposes of the Code.
Loss Of Interest Deduction
After June 8, 1997, if a contract is issued to a taxpayer that is not an individual, or if a contract is held for the benefit of an entity, the entity may lose a portion of its deduction for otherwise deductible interest expenses. However, this rule does not apply to a contract owned by an entity engaged in a trade or business that covers the life of one individual who is either (i) a 20% Owner of the entity, or (ii) an officer, director, or employee of the trade or business, at the time first covered by the contract. This rule also does not apply to a contract owned by an entity engaged in a trade or business that covers the joint lives of the 20% Owner or the entity and the Owner’s spouse at the time first covered by the contract.
Age At Which Annuity Payouts Begin
The Code does not expressly identify a particular age by which Annuity Payouts must begin. However, those rules do require that an annuity contract provide for amortization, through Annuity Payouts, of the contract’s Purchase Payments, Persistency Credits, and earnings. As long as annuity payments begin or are scheduled to begin on a date on which the Annuitant’s remaining life expectancy is enough to allow for a sufficient Annuity Payout period, the contract should be treated as an annuity. If the annuity contract is not treated as an annuity, you would be currently taxed on the excess of the Contract Value over the investment in the contract.
Tax Treatment Of Payments
We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the rest of this discussion assumes that your contract will be treated as an annuity under the Code and that any increase in your Contract Value will not be taxed until there is a distribution from your contract.
Taxation Of Withdrawals And Surrenders
You will pay tax on withdrawals to the extent your Contract Value exceeds your investment in the contract. This income (and all other income from your contract) is considered ordinary income (and does not receive capital gains treatment and is not qualified dividend income). You will pay tax on a surrender to the extent the amount you receive exceeds your investment in the contract. In certain circumstances, your Purchase Payments and investment in the contract are reduced by amounts received from your contract that were not included in income. Surrender and reinstatement of your contract will generally be taxed as a withdrawal. If your contract has a Living Benefit Rider, and if the guaranteed amount under that rider immediately before a withdrawal exceeds your Contract Value, the Code may require that you include those additional amounts in your income. Please consult your tax advisor.
Taxation Of Annuity Payouts, including Regular Income Payments
The Code imposes tax on a portion of each Annuity Payout (at ordinary income tax rates) and treats a portion as a nontaxable return of your investment in the contract. We will notify you annually of the taxable amount of your Annuity Payout. Once you have recovered the total amount of the investment in the contract, you will pay tax on the full amount of your Annuity Payouts. If Annuity Payouts end
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because of the Annuitant’s death and before the total amount in the contract has been distributed, the amount not received will generally be deductible. If withdrawals, other than Regular Income Payments, are taken from i4LIFE® Advantage during the Access Period, they are taxed subject to an exclusion ratio that is determined based on the amount of the payment.
Taxation Of Deductions For Lincoln Long-Term CareSM Advantage Rider Charges
The Lincoln Long-Term CareSM Advantage rider (“LTC Rider”) is a Qualified Long-Term Care Insurance Contract under section 7702B(b) of the Code. As previously described in this prospectus, the LTC Rider charge is deducted from the Contract Value on a quarterly basis. For tax years beginning after December 31, 2009, the deductions from the Contract Value to pay LTC Rider charges will not be reported as taxable distributions from the variable annuity contract and such deductions will reduce your basis in the contract. The deductions from the Contract Value will reduce the Contract Value, but not below zero.
Taxation Of Amounts Paid As Long-Term Care Benefits
If your contract includes the LTC Rider (discussed in greater detail in the LTC Rider section), distributions from your contract that are made under the terms of the LTC Rider will not be treated as taxable income to you as long as such benefits do not exceed the greater of (i) the expenses that you actually incur for covered services, or (ii) a maximum per diem, or daily, dollar amount determined by the IRS. All payments that you receive under all Qualified Long-Term Care Insurance Contracts, as well as any payments under an accelerated benefit rider made to you if you are chronically ill, are included in determining whether the benefit limits have been exceeded and reduce your basis in the contract. These payments may also reduce the basis in your annuity contract.
Taxation Of Death Benefits
We may distribute amounts from your contract because of the death of a Contractowner or an Annuitant. The tax treatment of these amounts depends on whether the Contractowner or the Annuitant dies before or after the Annuity Commencement Date.
Death prior to the Annuity Commencement Date:
•	If the Beneficiary receives Death Benefits under an Annuity Payout option, they are taxed in the same manner as Annuity Payouts.
•	If the Beneficiary does not receive Death Benefits under an Annuity Payout option, they are taxed in the same manner as a withdrawal.
Death after the Annuity Commencement Date:
•	If Death Benefits are received in accordance with the existing Annuity Payout option following the death of a Contractowner who is not the Annuitant, they are excludible from income in the same manner as the Annuity Payout prior to the death of the Contractowner.
•	If Death Benefits are received in accordance with the existing Annuity Payout option following the death of the Annuitant (whether or not the Annuitant is also the Contractowner), the Death Benefits are excludible from income if they do not exceed the investment in the contract not yet distributed from the contract. All Annuity Payouts in excess of the investment in the contract not previously received are includible in income.
•	If Death Benefits are received in a lump sum, the Code imposes tax on the amount of Death Benefits which exceeds the amount of Purchase Payments not previously received.
Additional Taxes Payable On Withdrawals, Surrenders, Or Annuity Payouts
The Code may impose a 10% additional tax on any distribution from your contract which you must include in your gross income. The 10% additional tax does not apply if one of several exceptions exists. These exceptions include withdrawals, surrenders, or Annuity Payouts that:
•	you receive on or after you reach 59½,
•	you receive because you became disabled (as defined in the Code),
•	you receive from an immediate annuity,
•	a Beneficiary receives on or after your death, or
•	you receive as a series of substantially equal periodic payments based on your life or life expectancy (non-natural owners holding as agent for an individual do not qualify).
Unearned Income Medicare Contribution
Congress enacted the “Unearned Income Medicare Contribution” as a part of the Health Care and Education Reconciliation Act of 2010. This tax, which affects individuals whose modified adjusted gross income exceeds certain thresholds, is a 3.8% tax on the lesser of (i) the individual's “unearned income”, or (ii) the dollar amount by which the individual's modified adjusted gross income exceeds the applicable threshold. Unearned income includes the taxable portion of distributions that you take from your annuity contract. If you take a distribution from your contract that may be subject to the tax, we will include a Distribution Code “D” in Box 7 of the Form 1099-R issued to report the distribution. Please consult your tax advisor to determine whether your annuity distributions are subject to this tax.
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Special Rules If You Own More Than One Annuity Contract
In certain circumstances, you must combine some or all of the nonqualified annuity contracts you own in order to determine the amount of an Annuity Payout, a surrender, or a withdrawal that you must include in income. For example, if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract. Treating two or more contracts as one contract could affect the amount of a surrender, a withdrawal or an Annuity Payout that you must include in income and the amount that might be subject to the additional tax described previously.
Loans and Assignments
Except for certain qualified contracts, the Code treats any amount received as a loan under your contract, and any assignment or pledge (or agreement to assign or pledge) of any portion of your Contract Value, as a withdrawal of such amount or portion.
Gifting A Contract
If you transfer ownership of your contract to a person other than to your spouse (or to your former spouse incident to divorce), and receive a payment less than your contract’s value, you will pay tax on your Contract Value to the extent it exceeds your investment in the contract not previously received. The new owner’s investment in the contract would then be increased to reflect the amount included in income.
Charges for Additional Benefits
Your contract automatically includes a basic Death Benefit and may include other optional riders. Certain enhancements to the basic Death Benefit may also be available to you. The cost of the basic Death Benefit and any additional benefit are deducted from your contract. It is possible that the tax law may treat all or a portion of the Death Benefit and other optional rider charges, if any, as a contract withdrawal.
Special Considerations for Same-Sex Spouses
In 2013, the U.S. Supreme Court held that same-sex spouses who are married under state law are treated as spouses for purposes of federal law. You are strongly encouraged to consult a tax advisor before electing spousal rights under the contract.
Qualified Retirement Plans
We have designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with a qualified retirement plan are called “qualified contracts.” We issue contracts for use with various types of qualified retirement plans. The Federal income tax rules applicable to those plans are complex and varied. As a result, this prospectus does not attempt to provide more than general information about the use of the contract with the various types of qualified retirement plans. Persons planning to use the contract in connection with a qualified retirement plan should obtain advice from a competent tax advisor.
Types of Qualified Contracts and Terms of Contracts
Qualified retirement plans may include the following:
•	Individual Retirement Accounts and Annuities (“Traditional IRAs”)
•	Roth IRAs
•	Traditional IRA that is part of a Simplified Employee Pension Plan (“SEP”)
•	SIMPLE 401(k) plans (Savings Incentive Matched Plan for Employees)
•	401(a) / (k) plans (qualified corporate employee pension and profit-sharing plans)
•	403(a) plans (qualified annuity plans)
•	403(b) plans (public school system and tax-exempt organization annuity plans)
•	H.R. 10 or Keogh Plans (self-employed individual plans)
•	457(b) plans (deferred compensation plans for state and local governments and tax-exempt organizations)
Our individual variable annuity products are not available for use with any of the foregoing qualified retirement plan accounts, with the exception of Traditional IRA, SEP IRA, and Roth IRA arrangements. Our individual variable annuity products are no longer available for purchase under a 403(b) plan, and we do not accept additional premiums or transfers to existing 403(b) contracts. We require confirmation from your 403(b) plan sponsor that surrenders, loans or transfers you request comply with applicable tax requirements and decline requests that are not in compliance. We will defer processing payments you request until all information required under the Code has been received. By requesting a surrender, loan or transfer, you consent to the sharing of confidential information about you, your contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or record keeper, and other providers.
117

We will amend contracts to be used with a qualified retirement plan as generally necessary to conform to the Code’s requirements for the type of plan. However, the rights of a person to any qualified retirement plan benefits may be subject to the plan’s terms and conditions, regardless of the contract’s terms and conditions. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.
Tax Treatment of Qualified Contracts
The Federal income tax rules applicable to qualified retirement plans and qualified contracts vary with the type of plan and contract. For example:
•	Federal tax rules limit the amount of Purchase Payments or contributions that can be made, and the tax deduction or exclusion that may be allowed for the contributions. These limits vary depending on the type of qualified retirement plan and the participant’s specific circumstances (e.g., the participant’s compensation).
•	Minimum annual distributions are required under some qualified retirement plans once you reach age 70½ or retire, if later as described below.
•	Loans are allowed under certain types of qualified retirement plans, but Federal income tax rules prohibit loans under other types of qualified retirement plans. For example, Federal income tax rules permit loans under some section 403(b) plans, but prohibit loans under Traditional and Roth IRAs. If allowed, loans are subject to a variety of limitations, including restrictions as to the loan amount, the loan’s duration, the rate of interest, and the manner of repayment. Your contract or plan may not permit loans.
Please note that qualified retirement plans such as 403(b) plans, 401(k) plans and IRAs generally defer taxation of contributions and earnings until distribution. As such, an annuity does not provide any additional tax deferral benefit beyond the qualified retirement plan itself.
Tax Treatment of Payments
The Federal income tax rules generally include distributions from a qualified contract in the participant’s income as ordinary income. These taxable distributions will include contributions that were deductible or excludible from income. Thus, under many qualified contracts, the total amount received is included in income since a deduction or exclusion from income was taken for contributions to the contract. There are exceptions. For example, you do not include amounts received from a Roth IRA in income if certain conditions are satisfied.
Required Minimum Distributions
Under most qualified plans, you must begin receiving payments from the contract in certain minimum amounts by April 1 of the year following the year you attain age 70½ or retire, if later. You are required to take distributions from your traditional IRAs by April 1 of the year following the year you reach age 70½. If you own a Roth IRA, you are not required to receive minimum distributions from your Roth IRA during your life.
Failure to comply with the minimum distribution rules applicable to certain qualified plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax equals 50% of the amount by which a required minimum distribution exceeds the actual distribution from the qualified plan.
Treasury regulations applicable to required minimum distributions include a rule that may impact the distribution method you have chosen and the amount of your distributions. Under these regulations, the presence of an enhanced Death Benefit, or other benefit which could provide additional value to your contract, may require you to take additional distributions. An enhanced Death Benefit is any Death Benefit that has the potential to pay more than the Contract Value or a return of investment in the contract. Annuity contracts inside Custodial or Trusteed IRAs will also be subject to these regulations. Please contact your tax advisor regarding any tax ramifications.
Additional Tax on Early Distributions from Qualified Retirement Plans
The Code may impose a 10% additional tax on an early distribution from a qualified contract that must be included in income. The Code does not impose the additional tax if one of several exceptions applies. The exceptions vary depending on the type of qualified contract you purchase. For example, in the case of an IRA, the 10% additional tax will not apply to any of the following withdrawals, surrenders, or Annuity Payouts:
•	Distribution received on or after the Annuitant reaches 59½,
•	Distribution received on or after the Annuitant’s death or because of the Annuitant’s disability (as defined in the Code),
•	Distribution received as a series of substantially equal periodic payments based on the Annuitant’s life (or life expectancy), or
•	Distribution received as reimbursement for certain amounts paid for medical care.
These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.
118

Unearned Income Medicare Contribution
Congress enacted the “Unearned Income Medicare Contribution” as a part of the Health Care and Education Reconciliation Act of 2010. This tax affects individuals whose modified adjusted gross income exceeds certain thresholds, is a 3.8% tax on the lesser of (i) the individual’s “unearned income”, or (ii) the dollar amount by which the individual’s modified adjusted gross income exceeds the applicable threshold. Distributions that you take from your contract are not included in the calculation of unearned income because your contract is a qualified plan contract. However, the amount of any such distribution is included in determining whether you exceed the modified adjusted gross income threshold. Please consult your tax advisor to determine whether your annuity distributions are subject to this tax.
Transfers and Direct Rollovers
As a result of Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA), you may be able to move funds between different types of qualified plans, such as 403(b) and 457(b) governmental plans, by means of a rollover or transfer. You may be able to rollover or transfer amounts between qualified plans and traditional IRAs. These rules do not apply to Roth IRAs and 457(b) non-governmental tax-exempt plans. There are special rules that apply to rollovers, direct rollovers and transfers (including rollovers or transfers of after-tax amounts). If the applicable rules are not followed, you may incur adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. Before we send a rollover distribution, we will provide a notice explaining tax withholding requirements (see Federal Income Tax Withholding). We are not required to send you such notice for your IRA. You should always consult your tax advisor before you move or attempt to move any funds.
The IRS issued Announcement 2014-32 confirming its intent to apply the one-rollover-per-year limitation of 408(d)(3)(B) on an aggregate basis to all IRAs that an individual owns. This means that an individual cannot make a tax-free IRA-to-IRA rollover if he or she has made such a rollover involving any of the individual’s IRAs in the current tax year. If an intended rollover does not qualify for tax-free rollover treatment, contributions to your IRA may constitute excess contributions that may exceed contribution limits. This one-rollover-per-year limitation does not apply to direct trustee-to-trustee transfers.
Direct Conversions and Recharacterizations
The Pension Protection Act of 2006 (PPA) permits direct conversions from certain qualified, retirement, 403(b) or 457(b) plans to Roth IRAs (effective for distributions after 2007). You are also permitted to recharacterize your traditional IRA contribution as a Roth IRA contribution, and to recharacterize your Roth IRA contribution as a traditional IRA contribution. The deadline for the recharacterization is the due date (including extensions) for your individual income tax return for the year in which the contribution was made. Upon recharacterization, you are treated as having made the contribution originally to the second IRA account. The recharacterization does not count toward the one-rollover-per-year limitation described above.
Effective for tax years beginning after December 31, 2017, pursuant to the Tax Cuts and Jobs Act (Pub. L. No. 115-97), recharacterizations are no longer allowed in the case of a conversion from a non-Roth account or annuity to a Roth IRA. This limitation applies to conversions made from pre-tax accounts under an IRA, qualified retirement plan, 403(b) plan, or 457(b) plan. Roth IRA conversions made in 2017 may be recharacterized as a contribution to a traditional IRA if the recharacterization is completed by October 15, 2018.
There are special rules that apply to conversions and recharacterizations, and if they are not followed, you may incur adverse Federal income tax consequences. You should consult your tax advisor before completing a conversion or recharacterization.
Death Benefit and IRAs
Pursuant to Treasury regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the Death Benefit from being provided under the contract when we issue the contract as a Traditional or Roth IRA. However, the law is unclear and it is possible that the presence of the Death Benefit under a contract issued as a Traditional or Roth IRA could result in increased taxes to you. Certain Death Benefit options may not be available for all of our products.
Federal Income Tax Withholding
We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless you notify us in writing prior to the distribution that tax is not to be withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time a withdrawal, surrender, or Annuity Payout is requested, we will give you an explanation of the withholding requirements.
Certain payments from your contract may be considered eligible rollover distributions (even if such payments are not being rolled over). Such distributions may be subject to special tax withholding requirements. The Federal income tax withholding rules require that we withhold 20% of the eligible rollover distribution from the payment amount, unless you elect to have the amount directly transferred to certain qualified plans or contracts. The IRS requires that tax be withheld, even if you have requested otherwise. Such tax withholding requirements are generally applicable to 401(a), 403(a) or (b), HR 10, and 457(b) governmental plans and contracts used in connection with these types of plans.
119

Our Tax Status
Under the Code, we are not required to pay tax on investment income and realized capital gains of the VAA. We do not expect that we will incur any Federal income tax liability on the income and gains earned by the VAA. However, the Company does expect, to the extent permitted under the Code, to claim the benefit of the foreign tax credit as the owner of the assets of the VAA. Therefore, we do not impose a charge for Federal income taxes. If there are any changes in the Code that require us to pay tax on some or all of the income and gains earned by the VAA, we may impose a charge against the VAA to pay the taxes.
Changes in the Law
The above discussion is based on the Code, related regulations, and interpretations existing on the date of this prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.
Additional Information
Voting Rights
As required by law, we will vote the fund shares held in the VAA at meetings of the shareholders of the funds. The voting will be done according to the instructions of Contractowners who have interests in any Subaccounts which invest in classes of the funds. If the 1940 Act or any regulation under it should be amended or if present interpretations should change, and if as a result we determine that we are permitted to vote the fund shares in our own right, we may elect to do so.
The number of votes which you have the right to cast will be determined by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, fractional shares will be recognized.
Each underlying fund is subject to the laws of the state in which it is organized concerning, among other things, the matters which are subject to a shareholder vote, the number of shares which must be present in person or by proxy at a meeting of shareholders (a “quorum”), and the percentage of such shares present in person or by proxy which must vote in favor of matters presented. Because shares of the underlying fund held in the VAA are owned by us, and because under the 1940 Act we will vote all such shares in the same proportion as the voting instructions which we receive, it is important that each Contractowner provide their voting instructions to us. For funds un-affiliated with Lincoln, even though Contractowners may choose not to provide voting instruction, the shares of a fund to which such Contractowners would have been entitled to provide voting instruction will be voted by us in the same proportion as the voting instruction which we actually receive. For funds affiliated with Lincoln, shares of a fund to which such Contractowners would have been entitled to provide voting instruction will, once we receive a sufficient number of instructions we deem appropriate to ensure a fair representation of Contractowners eligible to vote, be voted by us in the same proportion as the voting instruction which we actually receive. As a result, the instruction of a small number of Contractowners could determine the outcome of matters subject to shareholder vote. All shares voted by us will be counted when the underlying fund determines whether any requirement for a minimum number of shares be present at such a meeting to satisfy a quorum requirement has been met. Voting instructions to abstain on any item to be voted on will be applied proportionately to reduce the number of votes eligible to be cast.
Whenever a shareholders meeting is called, we will provide or make available to each person having a voting interest in a Subaccount proxy voting material, reports and other materials relating to the funds. Since the funds engage in shared funding, other persons or entities besides Lincoln Life may vote fund shares. See Investments of the Variable Annuity Account – Fund Shares.
Return Privilege
Within the free-look period after you receive the contract, you may cancel it for any reason by delivering or mailing it postage prepaid, to The Lincoln National Life Insurance Company at PO Box 2348, Fort Wayne, IN 46801-2348. A contract canceled under this provision will be void. Except as explained in the following paragraph, we will return the Contract Value as of the Valuation Date on which we receive the cancellation request, plus any premium taxes which had been deducted. No Interest Adjustment will apply. A purchaser who participates in the VAA is subject to the risk of a market loss on the Contract Value during the free-look period.
For contracts written in those states whose laws require that we assume this market risk during the free-look period, a contract may be canceled, subject to the conditions explained before, except that we will return the greater of the Purchase Payment(s) or Contract Value as of the Valuation Date we receive the cancellation request, plus any premium taxes that had been deducted. IRA purchasers will also receive the greater of Purchase Payments or Contract Value as of the Valuation Date on which we receive the cancellation request.
State Regulation
As a life insurance company organized and operated under Indiana law, we are subject to provisions governing life insurers and to regulation by the Indiana Commissioner of Insurance. Our books and accounts are subject to review and examination by the Indiana Department of Insurance at all times. A full examination of our operations is conducted by that Department at least every five years.
120

Records and Reports
As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the VAA. We have entered into an agreement with The Bank of New York Mellon, One Mellon Bank Center, 500 Grant Street, Pittsburgh, Pennsylvania, 15258, to provide accounting services to the VAA. We will mail to you, at your last known address of record at the Home Office, at least semi-annually after the first Contract Year, reports containing information required by that Act or any other applicable law or regulation.
A written (or electronic, if elected) confirmation of each transaction will be provided to you on the next Valuation Date, except for the following transactions, which are mailed quarterly:
•	deduction of any account fee or rider charges;
•	crediting of persistency credits, if applicable;
•	any rebalancing event under Asset Allocation Models, Investment Requirements or the portfolio rebalancing service;
•	any transfer or withdrawal under any applicable additional service: dollar cost averaging, AWS, or the cross-reinvestment service; and
•	Regular Income Payments from i4LIFE® Advantage.
Cyber Security
We rely heavily on interconnected computer systems and digital data to conduct our annuity products business. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate Accumulation Unit value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.
Other Information
You may elect to receive your prospectus, prospectus supplements, quarterly statements, and annual and semiannual reports electronically over the Internet, if you have an e-mail account and access to an Internet browser. Once you select eDelivery, via the Internet Service Center, all documents available in electronic format will no longer be sent to you in hard copy. You will receive an e-mail notification when the documents become available online. It is your responsibility to provide us with your current e-mail address. You can resume paper mailings at any time without cost, by updating your profile at the Internet Service Center, or contacting us. To learn more about this service, please log on to www.LincolnFinancial.com, select service centers and continue on through the Internet Service Center.
Legal Proceedings
In the ordinary course of its business and otherwise, the Company and its subsidiaries or its separate accounts and Principal Underwriter may become or are involved in various pending or threatened legal proceedings, including purported class actions, arising from the conduct of its business. In some instances, the proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief.
After consultation with legal counsel and a review of available facts, it is management’s opinion that the proceedings, after consideration of any reserves and rights to indemnification, ultimately will be resolved without materially affecting the consolidated financial position of the Company and its subsidiaries, or the financial position of its separate accounts or Principal Underwriter. However, given the large and indeterminate amounts sought in certain of these proceedings and the inherent difficulty in predicting the outcome of such legal proceedings, it is reasonably possible that an adverse outcome in certain matters could be material to the Company's operating results for any particular reporting period. Please refer to the Statement of Additional Information for possible additional information regarding legal proceedings.
121

Contents of the Statement of Additional Information (SAI) for Lincoln Life Variable Annuity Account N
Item
Special Terms
Services
Principal Underwriter
Purchase of Securities Being Offered
Interest Adjustment Example
Annuity Payouts
Examples of Regular Income Payment Calculations
Determination of Accumulation and Annuity Unit Value
Capital Markets
Advertising & Ratings
About the S&P 500 Index
Unclaimed Property
Additional Services
Other Information
Financial Statements
For a free copy of the SAI complete the form below:
Statement of Additional Information Request Card
Lincoln ChoicePlus AssuranceSM (C Share)
Lincoln Life Variable Annuity Account N

Please send me a free copy of the current Statement of Additional Information for Lincoln Life Variable Annuity Account N Lincoln ChoicePlus AssuranceSM (C Share).
(Please Print)
Name:

Address:

City

State

Zip

Mail to The Lincoln National Life Insurance Company, PO Box 2348, Fort Wayne, IN 46801-2348.
122

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123

Appendix A—Condensed Financial Information
Accumulation Unit Values
The following information relates to Accumulation Unit values and Accumulation Units for contracts purchased before June 5, 2005 for funds in the periods ended December 31. It should be read along with the VAA’s financial statement and notes which are included in the SAI.
	with EEB			with EGMDB			with GOP
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars. Number of Accumulation Units in thousands beginning in 2004.)
AB VPS Global Thematic Growth Portfolio - Class B
2008	N/A	N/A	N/A	5.226	2.700	1*	13.898	7.189	2
2009	N/A	N/A	N/A	2.700	4.067	1*	7.189	10.839	5
2010	N/A	N/A	N/A	4.067	4.744	4	10.839	12.656	3
2011	N/A	N/A	N/A	4.744	3.574	3	12.656	9.544	2
2012	N/A	N/A	N/A	3.574	3.981	1*	9.544	10.642	1*
2013	N/A	N/A	N/A	3.981	4.814	2	10.642	12.880	1*
2014	N/A	N/A	N/A	4.814	4.963	1*	N/A	N/A	N/A
2015	N/A	N/A	N/A	4.963	5.011	1*	N/A	N/A	N/A
2016	N/A	N/A	N/A	5.011	4.886	1*	N/A	N/A	N/A
2017	N/A	N/A	N/A	4.886	6.550	1*	N/A	N/A	N/A
AB VPS Growth and Income(1)
2008	14.849	8.645	1*	13.703	7.993	49	15.130	8.835	58
2009	8.645	10.213	1*	7.993	9.463	29	8.835	10.469	50
2010	10.213	11.309	1*	9.463	10.499	27	10.469	11.628	41
2011	11.309	11.776	1*	10.499	10.954	18	11.628	12.144	37
2012	11.776	13.554	1*	10.954	12.633	19	12.144	14.019	34
2013	13.554	15.829	1*	12.633	14.765	18	14.019	16.391	33
AB VPS International Value(2)
2008	N/A	N/A	N/A	12.297	5.651	16	12.318	5.666	19
2009	N/A	N/A	N/A	5.651	7.468	19	5.666	7.496	21
2010	N/A	N/A	N/A	7.468	7.662	18	7.496	7.698	21
2011	N/A	N/A	N/A	7.662	6.071	9	7.698	6.106	20
2012	N/A	N/A	N/A	6.071	6.820	7	6.106	6.865	16
2013	N/A	N/A	N/A	6.820	7.504	7	6.865	7.558	16
AB VPS Large Cap Growth Portfolio - Class B
2008	N/A	N/A	N/A	6.819	4.036	26	13.057	7.737	1*
2009	N/A	N/A	N/A	4.036	5.443	32	7.737	10.444	1*
2010	N/A	N/A	N/A	5.443	5.881	35	10.444	11.295	1*
2011	N/A	N/A	N/A	5.881	5.595	3	11.295	10.757	1*
2012	N/A	N/A	N/A	5.595	6.391	2	10.757	12.300	1*
2013	N/A	N/A	N/A	6.391	8.613	3	12.300	16.592	1*
2014	N/A	N/A	N/A	8.613	9.644	19	16.592	18.598	1*
2015	N/A	N/A	N/A	9.644	10.516	18	18.598	20.300	1*
2016	N/A	N/A	N/A	10.516	10.588	16	20.300	20.458	1*
2017	N/A	N/A	N/A	10.588	13.713	15	20.458	26.524	1*
AB VPS Small/Mid Cap Value Portfolio - Class B
2008	N/A	N/A	N/A	20.887	13.201	13	21.020	13.298	17
2009	N/A	N/A	N/A	13.201	18.524	6	13.298	18.679	17
2010	N/A	N/A	N/A	18.524	23.065	7	18.679	23.282	14
2011	N/A	N/A	N/A	23.065	20.731	5	23.282	20.947	11
2012	N/A	N/A	N/A	20.731	24.159	4	20.947	24.435	9
2013	29.297	31.919	1*	24.159	32.707	4	24.435	33.114	5
2014	31.919	34.137	1*	32.707	35.050	4	33.114	35.521	3
2015	34.137	31.603	1*	35.050	32.513	3	35.521	32.983	3
2016	31.603	38.716	1*	32.513	39.910	2	32.983	40.528	3
2017	38.716	42.901	1*	39.910	44.301	1*	40.528	45.032	2
ALPS/Stadion Core ETF Portfolio
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
American Century VP Balanced Fund - Class II
2016	N/A	N/A	N/A	N/A	N/A	N/A	10.326	10.394	4
2017	N/A	N/A	N/A	N/A	N/A	N/A	10.394	11.628	4

	with EEB			with EGMDB			with GOP
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars. Number of Accumulation Units in thousands beginning in 2004.)
American Century VP Inflation Protection(3)
2008	11.105	10.727	10	11.185	10.826	26	11.226	10.876	71
2009	10.727	11.608	20	10.826	11.740	39	10.876	11.806	58
2010	11.608	11.977	20	11.740	12.136	37	11.806	12.217	56
2011	11.977	13.138	7	12.136	13.340	35	12.217	13.442	49
2012	13.138	13.850	6	13.340	14.091	30	13.442	14.212	47
2013	13.850	13.540	7	14.091	13.785	28	14.212	13.910	40
American Century VP Large Company Value Fund - Class II
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
American Funds Global Growth Fund - Class 2
2008	16.795	10.158	12	16.917	10.252	28	16.978	10.299	19
2009	10.158	14.190	9	10.252	14.350	27	10.299	14.431	18
2010	14.190	15.566	8	14.350	15.773	19	14.431	15.878	11
2011	15.566	13.923	4	15.773	14.136	18	15.878	14.244	9
2012	13.923	16.752	4	14.136	17.043	12	14.244	17.190	9
2013	16.752	21.243	3	17.043	21.655	15	17.190	21.864	9
2014	21.243	21.336	1*	21.655	21.793	13	21.864	22.026	8
2015	21.336	22.398	1*	21.793	22.924	9	22.026	23.191	7
2016	22.398	22.124	1*	22.924	22.689	8	23.191	22.976	5
2017	22.124	28.553	1*	22.689	29.341	8	22.976	29.743	3
American Funds Global Small Capitalization Fund - Class 2
2008	31.742	14.482	1*	18.157	8.301	76	32.332	14.796	38
2009	14.482	22.931	1*	8.301	13.170	47	14.796	23.498	31
2010	22.931	27.557	1*	13.170	15.858	62	23.498	28.323	25
2011	27.557	21.872	1*	15.858	12.612	35	28.323	22.548	23
2012	21.872	25.375	1*	12.612	14.661	28	22.548	26.237	16
2013	25.375	31.954	1*	14.661	18.499	27	26.237	33.139	12
2014	31.954	32.034	1*	18.499	18.583	25	33.139	33.322	10
2015	N/A	N/A	N/A	18.583	18.327	10	33.322	32.897	6
2016	N/A	N/A	N/A	18.327	18.405	22	32.897	33.071	6
2017	N/A	N/A	N/A	18.405	22.792	8	33.071	40.994	5
American Funds Growth Fund - Class 2
2008	18.431	10.137	2	10.945	6.032	225	18.779	10.360	205
2009	10.137	13.873	2	6.032	8.272	283	10.360	14.221	181
2010	13.873	16.163	2	8.272	9.657	271	14.221	16.618	134
2011	16.163	15.188	2	9.657	9.092	223	16.618	15.662	107
2012	15.188	17.577	1*	9.092	10.543	231	15.662	18.180	87
2013	17.577	22.450	1*	10.543	13.493	207	18.180	23.290	64
2014	22.450	23.913	1*	13.493	14.401	191	23.290	24.883	51
2015	23.913	25.085	1*	14.401	15.137	68	24.883	26.180	40
2016	25.085	26.962	1*	15.137	16.302	159	26.180	28.223	32
2017	26.962	33.956	1*	16.302	20.572	159	28.223	35.651	24
American Funds Growth-Income Fund - Class 2
2008	15.473	9.440	3	14.576	8.911	192	15.767	9.648	281
2009	9.440	12.162	3	8.911	11.503	164	9.648	12.468	241
2010	12.162	13.303	3	11.503	12.608	131	12.468	13.679	181
2011	13.303	12.820	3	12.608	12.174	119	13.679	13.222	148
2012	12.820	14.786	3	12.174	14.069	88	13.222	15.295	115
2013	14.786	19.377	2	14.069	18.475	80	15.295	20.105	90
2014	19.377	21.045	1*	18.475	20.105	74	20.105	21.901	75
2015	21.045	20.960	1*	20.105	20.064	59	21.901	21.877	49
2016	20.960	22.946	1*	20.064	22.009	57	21.877	24.023	45
2017	22.946	27.568	1*	22.009	26.495	46	24.023	28.947	35

	with EEB			with EGMDB			with GOP
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars. Number of Accumulation Units in thousands beginning in 2004.)
American Funds International Fund - Class 2
2008	23.061	13.102	3	13.285	7.563	113	23.496	13.389	69
2009	13.102	18.402	2	7.563	10.644	93	13.389	18.862	60
2010	18.402	19.371	2	10.644	11.227	71	18.862	19.915	50
2011	19.371	16.360	2	11.227	9.501	67	19.915	16.870	49
2012	16.360	18.936	2	9.501	11.019	53	16.870	19.585	40
2013	18.936	22.611	2	11.019	13.184	53	19.585	23.456	28
2014	22.611	21.608	1*	13.184	12.624	47	23.456	22.483	25
2015	21.608	20.251	1*	12.624	11.855	32	22.483	21.135	23
2016	20.251	20.582	1*	11.855	12.073	41	21.135	21.545	24
2017	20.582	26.701	1*	12.073	15.693	23	21.545	28.033	14
BlackRock Global Allocation V.I. Fund - Class III
2009	N/A	N/A	N/A	10.424	11.569	5	10.450	11.576	14
2010	N/A	N/A	N/A	11.569	12.491	17	11.576	12.511	18
2011	12.450	11.777	1*	12.491	11.839	19	12.511	11.870	18
2012	11.777	12.713	1*	11.839	12.806	19	11.870	12.852	16
2013	12.713	14.280	2	12.806	14.412	20	12.852	14.479	20
2014	14.280	14.289	2	14.412	14.450	20	14.479	14.532	17
2015	14.289	13.887	2	14.450	14.071	13	14.532	14.165	4
2016	13.887	14.151	2	14.071	14.368	12	14.165	14.478	2
2017	14.151	15.796	2	14.368	16.070	11	14.478	16.209	2
ClearBridge Variable Large Cap Growth Portfolio - Class II
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
ClearBridge Variable Mid Cap Portfolio - Class II
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	10.555	10.590	4
2016	N/A	N/A	N/A	10.305	11.347	5	10.590	11.377	4
2017	N/A	N/A	N/A	11.347	12.562	5	11.377	12.608	4
Delaware VIP® Diversified Income Series - Service Class
2008	11.799	11.015	19	11.884	11.117	79	11.927	11.168	111
2009	11.015	13.696	10	11.117	13.851	83	11.168	13.928	114
2010	13.696	14.503	10	13.851	14.696	51	13.928	14.793	95
2011	14.503	15.113	5	14.696	15.345	49	14.793	15.462	95
2012	15.113	15.856	5	15.345	16.131	38	15.462	16.271	93
2013	15.856	15.344	3	16.131	15.642	30	16.271	15.793	74
2014	15.344	15.814	3	15.642	16.152	27	15.793	16.325	61
2015	15.814	15.316	3	16.152	15.675	34	16.325	15.858	55
2016	15.316	15.529	3	15.675	15.925	35	15.858	16.127	44
2017	15.529	15.990	3	15.925	16.431	32	16.127	16.656	33
Delaware VIP® Emerging Markets Series - Service Class
2008	N/A	N/A	N/A	41.137	19.550	23	28.925	13.760	10
2009	N/A	N/A	N/A	19.550	34.167	14	13.760	24.072	7
2010	N/A	N/A	N/A	34.167	39.728	6	24.072	28.019	7
2011	N/A	N/A	N/A	39.728	31.262	5	28.019	22.070	5
2012	N/A	N/A	N/A	31.262	35.112	5	22.070	24.813	5
2013	N/A	N/A	N/A	35.112	37.943	3	24.813	26.840	5
2014	N/A	N/A	N/A	37.943	34.237	2	26.840	24.243	5
2015	N/A	N/A	N/A	34.237	28.701	2	24.243	20.343	5
2016	N/A	N/A	N/A	28.701	32.093	2	20.343	22.770	5
2017	N/A	N/A	N/A	32.093	44.268	2	22.770	31.440	5
Delaware VIP® High Yield Series - Service Class
2008	16.343	12.124	2	13.526	10.054	28	16.655	12.393	55
2009	12.124	17.693	1*	10.054	14.702	25	12.393	18.139	46
2010	17.693	19.959	1*	14.702	16.618	25	18.139	20.524	38
2011	19.959	20.049	2	16.618	16.727	21	20.524	20.679	32
2012	20.049	23.098	1*	16.727	19.308	19	20.679	23.895	30
2013	23.098	24.710	1*	19.308	20.697	16	23.895	25.639	25
2014	24.710	24.127	1*	20.697	20.249	15	25.639	25.109	23
2015	24.127	22.056	1*	20.249	18.548	14	25.109	23.023	17
2016	22.056	24.448	1*	18.548	20.601	13	23.023	25.596	13
2017	24.448	25.742	1*	20.601	21.735	12	25.596	27.032	7

	with EEB			with EGMDB			with GOP
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars. Number of Accumulation Units in thousands beginning in 2004.)
Delaware VIP® Limited-Term Diversified Income Series - Service Class
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	11.144	11.298	44	10.413	11.349	16
2010	N/A	N/A	N/A	11.298	11.590	45	11.349	11.655	19
2011	N/A	N/A	N/A	11.590	11.692	48	11.655	11.769	16
2012	N/A	N/A	N/A	11.692	11.791	10	11.769	11.880	18
2013	N/A	N/A	N/A	11.791	11.444	9	11.880	11.542	16
2014	N/A	N/A	N/A	11.444	11.419	9	11.542	11.529	9
2015	N/A	N/A	N/A	11.419	11.303	9	11.529	11.423	3
2016	N/A	N/A	N/A	11.303	11.311	5	11.423	11.442	4
2017	N/A	N/A	N/A	11.311	11.339	5	11.442	11.482	4
Delaware VIP® REIT Series - Service Class
2008	21.266	13.510	4	23.012	14.648	20	21.666	13.805	36
2009	13.510	16.344	2	14.648	17.756	12	13.805	16.752	28
2010	16.344	20.314	2	17.756	22.114	13	16.752	20.883	25
2011	20.314	22.059	2	22.114	24.062	12	20.883	22.745	20
2012	22.059	25.251	1*	24.062	27.599	12	22.745	26.115	19
2013	25.251	25.265	1*	27.599	27.669	11	26.115	26.208	13
2014	25.265	32.024	1*	27.669	35.142	12	26.208	33.319	14
2015	32.024	32.545	1*	35.142	35.784	9	33.319	33.963	8
2016	32.545	33.743	1*	35.784	37.176	8	33.963	35.318	7
2017	33.743	33.543	1*	37.176	37.030	8	35.318	35.215	6
Delaware VIP® Small Cap Value Series - Service Class
2008	20.126	13.816	4	22.462	15.451	25	20.504	14.118	52
2009	13.816	17.844	6	15.451	19.995	20	14.118	18.289	43
2010	17.844	23.107	5	19.995	25.945	17	18.289	23.755	39
2011	23.107	22.323	2	25.945	25.115	15	23.755	23.017	31
2012	22.323	24.902	2	25.115	28.072	11	23.017	25.753	24
2013	24.902	32.554	1*	28.072	36.772	11	25.753	33.769	18
2014	32.554	33.753	1*	36.772	38.202	10	33.769	35.117	16
2015	33.753	30.992	1*	38.202	35.148	9	35.117	32.343	12
2016	30.992	39.882	1*	35.148	45.321	8	32.343	41.745	10
2017	39.882	43.755	1*	45.321	49.821	7	41.745	45.935	8
Delaware VIP® Smid Cap Core Series - Service Class(4)
2008	17.340	9.045	5	8.859	4.630	20	17.666	9.243	23
2009	9.045	13.707	4	4.630	7.031	20	9.243	14.050	19
2010	16.268	18.393	4	8.358	9.454	22	16.713	18.909	16
2011	18.393	19.483	4	9.454	10.034	37	18.909	20.089	14
2012	19.483	21.174	4	10.034	10.927	13	20.089	21.899	13
2013	21.174	29.303	7	10.927	15.152	11	21.899	30.398	9
2014	29.303	29.592	7	15.152	15.332	10	30.398	30.790	8
2015	29.592	31.173	7	15.332	16.183	5	30.790	32.532	8
2016	31.173	33.055	7	16.183	17.194	4	32.532	34.599	6
2017	33.055	38.414	7	17.194	20.022	3	34.599	40.329	4
Delaware VIP® U.S. Growth Series - Service Class
2008	12.300	6.899	1*	12.440	6.992	6	12.517	7.042	23
2009	6.899	9.682	1*	6.992	9.831	3	7.042	9.912	18
2010	9.682	10.791	1*	9.831	10.980	2	9.912	11.081	10
2011	10.791	11.388	1*	10.980	11.610	3	11.081	11.729	12
2012	11.388	12.963	1*	11.610	13.242	1*	11.729	13.391	8
2013	12.963	17.109	1*	13.242	17.512	1*	13.391	17.727	6
2014	N/A	N/A	N/A	17.512	19.377	1*	17.727	19.633	6
2015	N/A	N/A	N/A	19.377	20.028	1*	19.633	20.313	4
2016	N/A	N/A	N/A	20.028	18.617	1*	20.313	18.902	2
2017	N/A	N/A	N/A	18.617	23.460	1*	18.902	23.842	1*

	with EEB			with EGMDB			with GOP
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars. Number of Accumulation Units in thousands beginning in 2004.)
Delaware VIP® Value Series - Service Class
2008	15.027	9.799	1*	14.960	9.775	9	15.317	10.018	21
2009	9.799	11.318	1*	9.775	11.312	9	10.018	11.606	19
2010	11.318	12.813	1*	11.312	12.832	7	11.606	13.178	18
2011	12.813	13.743	1*	12.832	13.791	6	13.178	14.177	23
2012	13.743	15.439	1*	13.791	15.524	5	14.177	15.974	15
2013	15.439	20.214	1*	15.524	20.366	6	15.974	20.978	16
2014	20.214	22.562	1*	20.366	22.778	13	20.978	23.485	14
2015	22.562	22.007	1*	22.778	22.262	12	23.485	22.976	14
2016	22.007	24.697	1*	22.262	25.033	11	22.976	25.862	13
2017	24.697	27.526	1*	25.033	27.956	9	25.862	28.911	10
Deutsche Alternative Asset Allocation VIP Portfolio - Class B
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	11.483	12.667	3	N/A	N/A	N/A
2011	N/A	N/A	N/A	12.667	12.071	4	12.714	12.128	3
2012	N/A	N/A	N/A	12.071	12.985	4	12.128	13.060	4
2013	N/A	N/A	N/A	12.985	12.869	2	13.060	12.955	4
2014	N/A	N/A	N/A	12.869	13.068	1*	12.955	13.169	4
2015	N/A	N/A	N/A	13.068	12.013	1*	13.169	12.118	3
2016	N/A	N/A	N/A	12.013	12.406	1*	12.118	12.527	3
2017	N/A	N/A	N/A	12.406	13.059	1*	12.527	13.199	2
Deutsche Equity 500 Index VIP(1)
2008	N/A	N/A	N/A	15.701	9.677	9	15.774	9.732	10
2009	N/A	N/A	N/A	9.677	11.996	4	9.732	12.076	10
2010	N/A	N/A	N/A	11.996	13.513	4	12.076	13.617	8
2011	N/A	N/A	N/A	13.513	13.491	4	13.617	13.608	8
2012	N/A	N/A	N/A	13.491	15.317	3	13.608	15.465	6
2013	15.025	17.549	17	15.317	17.903	4	15.465	18.084	6
Deutsche Small Cap Index VIP(5)
2008	17.574	11.330	1*	17.738	11.458	5	17.820	11.523	8
2009	11.330	14.044	1*	11.458	14.231	4	11.523	14.326	7
2010	14.044	17.386	1*	14.231	17.653	3	14.326	17.788	4
2011	17.386	16.286	1*	17.653	16.569	3	17.788	16.713	5
2012	16.286	18.526	1*	16.569	18.886	3	16.713	19.069	3
2013	18.526	21.660	1*	18.886	22.098	3	19.069	22.320	3
Fidelity VIP Equity-Income(1)
2008	15.253	8.563	2	14.088	7.925	38	15.543	8.752	53
2009	8.563	10.918	3	7.925	10.125	35	8.752	11.192	49
2010	10.918	12.317	2	10.125	11.445	29	11.192	12.664	35
2011	12.317	12.170	2	11.445	11.331	26	12.664	12.551	32
2012	12.170	13.985	1*	11.331	13.046	20	12.551	14.465	30
2013	13.985	16.333	1*	13.046	15.249	19	14.465	16.913	30
Fidelity VIP Overseas(6)
2008	20.581	11.322	1*	12.754	7.030	49	20.976	11.575	50
2009	11.322	14.029	1*	7.030	8.728	32	11.575	14.385	41
2010	14.029	15.539	1*	8.728	9.687	29	14.385	15.981	31
2011	15.539	12.609	1*	9.687	7.876	24	15.981	13.006	26
2012	12.609	14.900	1*	7.876	9.326	17	13.006	15.416	19
2013	14.900	16.615	1*	9.326	10.407	15	15.416	17.210	18
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2008	19.915	11.204	8	20.161	11.365	64	20.286	11.447	88
2009	11.204	14.899	8	11.365	15.143	64	11.447	15.268	84
2010	14.899	17.102	7	15.143	17.417	54	15.268	17.578	72
2011	17.102	16.321	3	17.417	16.655	34	17.578	16.826	65
2012	16.321	18.608	3	16.655	19.027	28	16.826	19.241	47
2013	18.608	23.921	3	19.027	24.509	22	19.241	24.809	36
2014	23.921	26.219	3	24.509	26.917	22	24.809	27.275	29
2015	26.219	25.846	2	26.917	26.586	20	27.275	26.967	19
2016	25.846	27.333	2	26.586	28.173	20	26.967	28.605	18
2017	27.333	32.625	2	28.173	33.694	15	28.605	34.245	16
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

	with EEB			with EGMDB			with GOP
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars. Number of Accumulation Units in thousands beginning in 2004.)
Fidelity® VIP Growth Portfolio - Service Class 2
2008	14.289	7.391	1*	8.299	4.301	23	14.560	7.554	13
2009	7.391	9.284	1*	4.301	5.414	19	7.554	9.518	12
2010	9.284	11.289	1*	5.414	6.596	20	9.518	11.607	9
2011	11.289	11.078	1*	6.596	6.486	18	11.607	11.425	10
2012	N/A	N/A	N/A	6.486	7.299	14	11.425	12.870	9
2013	N/A	N/A	N/A	7.299	9.764	10	12.870	17.234	8
2014	N/A	N/A	N/A	9.764	10.662	8	17.234	18.837	5
2015	N/A	N/A	N/A	10.662	11.212	3	18.837	19.828	4
2016	N/A	N/A	N/A	11.212	11.089	3	19.828	19.631	3
2017	N/A	N/A	N/A	11.089	14.705	2	19.631	26.058	2
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2008	N/A	N/A	N/A	14.506	8.617	22	14.543	8.648	36
2009	N/A	N/A	N/A	8.617	11.845	26	8.648	11.900	40
2010	N/A	N/A	N/A	11.845	14.981	15	11.900	15.064	37
2011	N/A	N/A	N/A	14.981	13.136	11	15.064	13.223	29
2012	N/A	N/A	N/A	13.136	14.803	8	13.223	14.915	22
2013	N/A	N/A	N/A	14.803	19.784	7	14.915	19.954	15
2014	N/A	N/A	N/A	19.784	20.634	6	19.954	20.832	12
2015	N/A	N/A	N/A	20.634	19.965	6	20.832	20.177	6
2016	N/A	N/A	N/A	19.965	21.980	4	20.177	22.236	6
2017	N/A	N/A	N/A	21.980	26.061	4	22.236	26.390	4
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Franklin Income VIP Fund - Class 2
2008	11.181	7.883	19	11.453	7.925	35	11.471	7.945	16
2009	7.883	10.494	3	7.925	10.570	20	7.945	10.608	10
2010	10.494	11.607	3	10.570	11.714	22	10.608	11.768	5
2011	11.607	11.666	3	11.714	11.797	14	11.768	11.864	8
2012	11.666	12.901	4	11.797	13.072	15	11.864	13.159	8
2013	12.901	14.430	5	13.072	14.651	15	13.159	14.763	4
2014	14.430	14.819	5	14.651	15.077	15	14.763	15.207	4
2015	14.819	13.521	5	15.077	13.784	12	15.207	13.917	3
2016	13.521	15.135	6	13.784	15.459	12	13.917	15.624	3
2017	15.135	16.295	6	15.459	16.677	12	15.624	16.872	2
Franklin Mutual Shares VIP Fund - Class 2
2008	10.751	7.057	10	11.467	7.093	18	11.486	7.112	9
2009	7.057	8.732	2	7.093	8.795	14	7.112	8.827	10
2010	8.732	9.531	2	8.795	9.619	19	8.827	9.664	11
2011	9.531	9.259	2	9.619	9.363	11	9.664	9.416	11
2012	9.259	10.384	2	9.363	10.522	12	9.416	10.592	11
2013	10.384	13.075	1*	10.522	13.275	13	10.592	13.377	5
2014	13.075	13.749	1*	13.275	13.988	11	13.377	14.109	2
2015	13.749	12.831	1*	13.988	13.079	9	14.109	13.206	1*
2016	12.831	14.618	1*	13.079	14.931	9	13.206	15.091	1*
2017	14.618	15.548	1*	14.931	15.913	8	N/A	N/A	N/A
FTVIPT Franklin Small-Mid Cap Growth Securities(5)
2008	N/A	N/A	N/A	8.394	4.748	26	15.494	8.773	48
2009	N/A	N/A	N/A	4.748	6.705	16	8.773	12.402	43
2010	N/A	N/A	N/A	6.705	8.417	15	12.402	15.584	34
2011	N/A	N/A	N/A	8.417	7.879	13	15.584	14.603	28
2012	N/A	N/A	N/A	7.879	8.591	10	14.603	15.939	18
2013	N/A	N/A	N/A	8.591	10.012	10	15.939	18.580	17

	with EEB			with EGMDB			with GOP
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars. Number of Accumulation Units in thousands beginning in 2004.)
Invesco V.I. American Franchise Fund - Series II Shares
2008	N/A	N/A	N/A	N/A	N/A	N/A	12.610	7.123	1*
2009	N/A	N/A	N/A	N/A	N/A	N/A	7.123	8.467	1*
2010	N/A	N/A	N/A	N/A	N/A	N/A	8.467	9.604	1*
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Invesco V.I. Core Equity Fund - Series II Shares
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Invesco V.I. International Growth Fund - Series II Shares
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Janus Henderson Balanced Portfolio - Service Shares
2008	N/A	N/A	N/A	14.549	12.012	7	14.643	12.102	11
2009	N/A	N/A	N/A	12.012	14.839	6	12.102	14.964	13
2010	N/A	N/A	N/A	14.839	15.781	5	14.964	15.931	11
2011	N/A	N/A	N/A	15.781	15.733	5	15.931	15.898	4
2012	N/A	N/A	N/A	15.733	17.546	5	15.898	17.747	4
2013	N/A	N/A	N/A	17.546	20.676	6	17.747	20.935	4
2014	N/A	N/A	N/A	20.676	22.013	6	20.935	22.311	1*
2015	N/A	N/A	N/A	22.013	21.742	6	22.311	22.058	1*
2016	N/A	N/A	N/A	21.742	22.311	6	22.058	22.658	1*
2017	N/A	N/A	N/A	22.311	25.926	6	22.658	26.355	1*
Janus Henderson Enterprise Portfolio - Service Shares
2008	18.364	10.120	1*	18.592	10.267	1*	18.709	10.342	1*
2009	10.120	14.350	1*	10.267	14.587	4	10.342	14.709	1*
2010	14.350	17.683	1*	14.587	18.010	2	14.709	18.178	1*
2011	17.683	17.072	1*	18.010	17.422	1*	18.178	17.603	1*
2012	17.072	19.606	1*	17.422	20.049	1*	N/A	N/A	N/A
2013	19.606	25.415	1*	20.049	26.039	1*	N/A	N/A	N/A
2014	25.415	28.005	1*	26.039	28.749	1*	N/A	N/A	N/A
2015	28.005	28.528	1*	28.749	29.343	1*	29.217	29.766	1*
2016	28.528	31.396	1*	29.343	32.357	1*	29.766	32.856	1*
2017	31.396	39.190	1*	32.357	40.449	1*	32.856	41.113	1*

	with EEB			with EGMDB			with GOP
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

(Accumulation Unit value in dollars. Number of Accumulation Units in thousands beginning in 2004.)
Janus Henderson Global Research Portfolio - Service Shares
2008	N/A	N/A	N/A	N/A	N/A	N/A	13.720	7.456	1*
2009	N/A	N/A	N/A	N/A	N/A	N/A	7.456	10.087	1*
2010	N/A	N/A	N/A	N/A	N/A	N/A	10.087	11.473	1*
2011	N/A	N/A	N/A	N/A	N/A	N/A	11.473	9.716	1*
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JPMorgan Insurance Trust Core Bond Portfolio - Class 2
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	12.407	12.176	5	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Baron Growth Opportunities
2008	N/A	N/A	N/A	10.800	6.465	2	10.817	6.482	1*
2009	N/A	N/A	N/A	6.465	8.797	6	6.482	8.829	5
2010	8.733	10.835	1*	8.797	10.936	5	8.829	10.987	7
2011	10.835	11.065	1*	10.936	11.190	10	10.987	11.253	6
2012	11.065	12.844	1*	11.190	13.015	12	11.253	13.101	5
2013	12.844	17.660	2	13.015	17.931	9	13.101	18.068	4
2014	17.660	18.178	2	17.931	18.494	7	18.068	18.654	5
2015	18.178	16.993	1*	18.494	17.323	7	18.654	17.491	5
2016	16.993	17.611	1*	17.323	17.989	4	17.491	18.181	5
2017	17.611	21.997	1*	17.989	22.514	4	18.181	22.777	5
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	13.314	13.141	5	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP BlackRock Emerging Markets Managed Volatility(11)
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Service Class
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	10.250	10.178	1*	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

	with EEB			with EGMDB			with GOP
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars. Number of Accumulation Units in thousands beginning in 2004.)
LVIP BlackRock Inflation Protected Bond Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	10.083	11.074	1*	10.096	11.110	5	10.102	11.128	22
2012	11.074	11.550	1*	11.110	11.611	11	11.128	11.641	19
2013	11.550	10.367	5	11.611	10.442	29	11.641	10.480	45
2014	10.367	10.470	5	10.442	10.567	27	10.480	10.616	41
2015	10.470	9.968	4	10.567	10.081	19	10.616	10.138	32
2016	9.968	10.111	4	10.081	10.246	17	10.138	10.314	28
2017	10.111	10.117	6	10.246	10.273	17	10.314	10.351	25
LVIP BlackRock Scientific Allocation Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP BlackRock U.S. Opportunities Managed Volatility(12)
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Blended Core Equity Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class
2008	16.215	9.396	1*	16.362	9.501	4	16.441	9.556	5
2009	9.396	12.745	1*	9.501	12.912	4	9.556	13.001	4
2010	12.745	13.897	1*	12.912	14.108	5	13.001	14.219	3
2011	13.897	12.834	1*	14.108	13.055	5	14.219	13.171	3
2012	N/A	N/A	N/A	13.055	14.909	3	13.171	15.056	3
2013	N/A	N/A	N/A	14.909	18.358	1*	15.056	18.558	2
2014	N/A	N/A	N/A	18.358	18.976	1*	18.558	19.202	2
2015	N/A	N/A	N/A	18.976	18.869	1*	19.202	19.113	1*
2016	N/A	N/A	N/A	18.869	18.271	1*	19.113	18.525	1*
2017	N/A	N/A	N/A	18.271	22.611	3	18.525	22.949	1*
LVIP Blended Mid Cap Managed Volatility Fund - Service Class
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	5.524	7.849	1*	N/A	N/A	N/A
2010	N/A	N/A	N/A	7.849	9.800	2	N/A	N/A	N/A
2011	N/A	N/A	N/A	9.800	8.885	2	N/A	N/A	N/A
2012	N/A	N/A	N/A	8.885	9.282	1*	N/A	N/A	N/A
2013	N/A	N/A	N/A	9.282	11.369	1*	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Clarion Global Real Estate Fund - Service Class
2008	N/A	N/A	N/A	8.218	4.674	2	8.223	4.682	2
2009	N/A	N/A	N/A	4.674	6.321	3	4.682	6.338	4
2010	N/A	N/A	N/A	6.321	7.316	3	6.338	7.343	1*
2011	N/A	N/A	N/A	7.316	6.556	2	7.343	6.586	1*
2012	N/A	N/A	N/A	6.556	8.021	2	6.586	8.066	1*
2013	N/A	N/A	N/A	8.021	8.130	1*	8.066	8.184	1*
2014	N/A	N/A	N/A	8.130	9.084	1*	8.184	9.154	1*
2015	N/A	N/A	N/A	9.084	8.805	1*	9.154	8.881	1*
2016	N/A	N/A	N/A	8.805	8.742	1*	8.881	8.826	1*
2017	N/A	N/A	N/A	8.742	9.509	1*	8.826	9.611	1*
LVIP ClearBridge Large Cap Managed Volatility Fund - Service Class
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

	with EEB			with EGMDB			with GOP
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars. Number of Accumulation Units in thousands beginning in 2004.)
LVIP Delaware Bond Fund - Service Class
2008	10.974	10.421	8	11.076	10.539	137	11.127	10.599	338
2009	10.421	12.121	7	10.539	12.283	132	10.599	12.364	290
2010	12.121	12.865	7	12.283	13.062	131	12.364	13.162	235
2011	12.865	13.546	6	13.062	13.781	115	13.162	13.901	191
2012	13.546	14.127	4	13.781	14.401	92	13.901	14.540	164
2013	14.127	13.501	4	14.401	13.791	79	14.540	13.938	122
2014	13.501	13.996	4	13.791	14.325	76	13.938	14.493	105
2015	13.996	13.745	4	14.325	14.096	85	14.493	14.275	81
2016	13.745	13.812	4	14.096	14.193	68	14.275	14.388	62
2017	13.812	14.102	4	14.193	14.520	55	14.388	14.734	45
LVIP Delaware Diversified Floating Rate Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	10.041	10.043	1*
2011	N/A	N/A	N/A	10.037	9.825	1*	10.043	9.841	3
2012	N/A	N/A	N/A	9.825	10.047	1*	9.841	10.073	3
2013	N/A	N/A	N/A	10.047	9.932	22	10.073	9.968	8
2014	N/A	N/A	N/A	9.932	9.805	22	9.968	9.851	9
2015	N/A	N/A	N/A	N/A	N/A	N/A	9.851	9.605	4
2016	N/A	N/A	N/A	N/A	N/A	N/A	9.605	9.647	3
2017	N/A	N/A	N/A	N/A	N/A	N/A	9.647	9.715	2
LVIP Delaware Social Awareness Fund - Service Class
2008	16.437	10.546	1*	16.590	10.666	15	16.667	10.726	43
2009	10.546	13.412	1*	10.666	13.590	12	10.726	13.681	33
2010	13.412	14.638	1*	13.590	14.863	10	13.681	14.976	22
2011	14.638	14.411	1*	14.863	14.661	9	14.976	14.789	19
2012	14.411	16.252	1*	14.661	16.568	7	14.789	16.728	17
2013	16.252	21.572	1*	16.568	22.035	4	16.728	22.271	15
2014	N/A	N/A	N/A	22.035	24.882	3	22.271	25.173	13
2015	N/A	N/A	N/A	24.882	24.228	3	25.173	24.536	10
2016	N/A	N/A	N/A	24.228	25.325	3	24.536	25.672	8
2017	N/A	N/A	N/A	25.325	29.835	1*	25.672	30.275	3
LVIP Delaware Special Opportunities Fund - Service Class
2008	N/A	N/A	N/A	5.381	5.677	1*	N/A	N/A	N/A
2009	N/A	N/A	N/A	5.677	7.258	2	N/A	N/A	N/A
2010	N/A	N/A	N/A	7.258	9.294	3	7.277	9.328	4
2011	N/A	N/A	N/A	9.294	8.636	4	9.328	8.676	17
2012	N/A	N/A	N/A	8.636	9.730	2	8.676	9.784	16
2013	N/A	N/A	N/A	9.730	12.759	3	9.784	12.844	7
2014	N/A	N/A	N/A	12.759	13.461	2	12.844	13.564	4
2015	N/A	N/A	N/A	13.461	13.229	3	13.564	13.343	3
2016	N/A	N/A	N/A	13.229	15.613	3	13.343	15.763	3
2017	N/A	N/A	N/A	15.613	18.020	1*	15.763	18.213	2
LVIP Delaware Wealth Builder Fund - Service Class(7)
2008	N/A	N/A	N/A	15.529	10.175	1*	15.601	10.232	20
2009	N/A	N/A	N/A	10.175	13.177	1*	10.232	13.264	18
2010	N/A	N/A	N/A	13.177	14.543	1*	13.264	14.654	18
2011	N/A	N/A	N/A	14.543	13.980	1*	14.654	14.101	18
2012	N/A	N/A	N/A	13.980	15.541	1*	14.101	15.691	17
2013	N/A	N/A	N/A	15.541	18.334	1*	15.691	18.530	17
2014	N/A	N/A	N/A	18.334	18.770	1*	18.530	18.989	17
2015	N/A	N/A	N/A	18.770	18.171	1*	18.989	18.402	1*
2016	N/A	N/A	N/A	N/A	N/A	N/A	18.402	19.089	1*
2017	N/A	N/A	N/A	N/A	N/A	N/A	19.089	21.053	1*
LVIP Dimensional International Core Equity Fund - Service Class
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

	with EEB			with EGMDB			with GOP
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars. Number of Accumulation Units in thousands beginning in 2004.)
LVIP Dimensional International Equity Managed Volatility Fund - Service Class
2011	N/A	N/A	N/A	8.878	8.298	1*	9.922	8.303	1*
2012	N/A	N/A	N/A	8.298	9.670	1*	8.303	9.685	1*
2013	N/A	N/A	N/A	9.670	10.922	2	9.685	10.951	1*
2014	N/A	N/A	N/A	10.922	9.912	2	10.951	9.949	1*
2015	N/A	N/A	N/A	9.912	9.340	1*	9.949	9.383	1*
2016	N/A	N/A	N/A	N/A	N/A	N/A	9.383	9.398	1*
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class
2008	N/A	N/A	N/A	N/A	N/A	N/A	11.928	7.517	1*
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	9.153	10.133	1*	N/A	N/A	N/A
2011	N/A	N/A	N/A	10.133	10.051	1*	N/A	N/A	N/A
2012	N/A	N/A	N/A	10.051	11.361	1*	N/A	N/A	N/A
2013	N/A	N/A	N/A	11.361	14.840	1*	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class
2011	N/A	N/A	N/A	8.692	9.353	1*	9.763	9.359	3
2012	N/A	N/A	N/A	9.353	10.774	1*	9.359	10.792	3
2013	N/A	N/A	N/A	10.774	13.656	3	10.792	13.692	3
2014	N/A	N/A	N/A	13.656	14.028	2	13.692	14.079	1*
2015	N/A	N/A	N/A	14.028	12.716	1*	14.079	12.775	1*
2016	N/A	N/A	N/A	N/A	N/A	N/A	12.775	13.945	1*
2017	N/A	N/A	N/A	N/A	N/A	N/A	13.945	16.321	1*
LVIP Dimensional/Vanguard Total Bond Fund - Service Class
2011	N/A	N/A	N/A	10.271	10.341	5	10.127	10.347	1*
2012	N/A	N/A	N/A	10.341	10.525	5	10.347	10.543	6
2013	N/A	N/A	N/A	10.525	10.042	4	10.543	10.068	4
2014	N/A	N/A	N/A	10.042	10.312	4	N/A	N/A	N/A
2015	N/A	N/A	N/A	10.312	10.149	4	10.493	10.196	4
2016	N/A	N/A	N/A	10.149	10.167	1*	10.196	10.224	4
2017	N/A	N/A	N/A	10.167	10.269	1*	10.224	10.338	4
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class
2008	N/A	N/A	N/A	8.293	5.981	4	8.802	5.991	1*
2009	N/A	N/A	N/A	5.981	7.519	5	5.991	7.539	1*
2010	N/A	N/A	N/A	7.519	7.863	3	7.539	7.891	1*
2011	N/A	N/A	N/A	7.863	7.476	3	7.891	7.510	1*
2012	N/A	N/A	N/A	7.476	8.891	3	7.510	8.941	1*
2013	N/A	N/A	N/A	8.891	10.462	4	8.941	10.532	1*
2014	N/A	N/A	N/A	10.462	10.062	4	10.532	10.138	1*
2015	N/A	N/A	N/A	10.062	9.080	4	10.138	9.158	1*
2016	N/A	N/A	N/A	9.080	9.124	4	9.158	9.212	1*
2017	N/A	N/A	N/A	9.124	10.869	3	N/A	N/A	N/A
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Franklin Templeton Value Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

	with EEB			with EGMDB			with GOP
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars. Number of Accumulation Units in thousands beginning in 2004.)
LVIP Global Conservative Allocation Managed Risk Fund - Service Class
2008	N/A	N/A	N/A	11.630	9.306	46	11.660	9.340	62
2009	N/A	N/A	N/A	9.306	11.401	42	9.340	11.453	34
2010	N/A	N/A	N/A	11.401	12.362	29	11.453	12.431	30
2011	N/A	N/A	N/A	12.362	12.576	13	12.431	12.659	23
2012	N/A	N/A	N/A	12.576	13.546	19	12.659	13.649	23
2013	N/A	N/A	N/A	13.546	14.586	12	13.649	14.712	25
2014	N/A	N/A	N/A	14.586	15.127	19	14.712	15.272	34
2015	N/A	N/A	N/A	15.127	14.547	13	15.272	14.702	31
2016	N/A	N/A	N/A	14.547	14.989	13	14.702	15.163	25
2017	N/A	N/A	N/A	14.989	16.251	10	15.163	16.456	26
LVIP Global Growth Allocation Managed Risk Fund - Service Class
2008	N/A	N/A	N/A	12.847	8.393	56	12.880	8.423	7
2009	N/A	N/A	N/A	8.393	10.625	46	8.423	10.674	1*
2010	N/A	N/A	N/A	10.625	11.751	46	10.674	11.816	2
2011	N/A	N/A	N/A	11.751	11.530	45	11.816	11.606	1*
2012	N/A	N/A	N/A	11.530	12.348	57	11.606	12.442	1*
2013	N/A	N/A	N/A	12.348	13.757	41	12.442	13.875	1*
2014	N/A	N/A	N/A	13.757	13.965	40	13.875	14.100	1*
2015	N/A	N/A	N/A	13.965	13.197	23	14.100	13.337	1*
2016	N/A	N/A	N/A	13.197	13.563	21	13.337	13.721	1*
2017	N/A	N/A	N/A	13.563	15.388	20	N/A	N/A	N/A
LVIP Global Income Fund - Service Class
2009	N/A	N/A	N/A	10.684	10.668	2	N/A	N/A	N/A
2010	N/A	N/A	N/A	10.668	11.482	4	10.673	11.498	4
2011	N/A	N/A	N/A	11.482	11.388	3	11.498	11.415	4
2012	N/A	N/A	N/A	11.388	12.033	3	11.415	12.074	3
2013	N/A	N/A	N/A	12.033	11.474	3	12.074	11.524	14
2014	N/A	N/A	N/A	11.474	11.476	4	11.524	11.538	14
2015	N/A	N/A	N/A	11.476	11.032	2	11.538	11.103	13
2016	N/A	N/A	N/A	11.032	10.880	2	11.103	10.961	14
2017	N/A	N/A	N/A	10.880	11.214	2	10.961	11.309	3
LVIP Global Moderate Allocation Managed Risk Fund - Service Class
2008	N/A	N/A	N/A	12.340	8.884	24	12.372	8.916	17
2009	N/A	N/A	N/A	8.884	11.162	41	8.916	11.213	25
2010	N/A	N/A	N/A	11.162	12.261	45	11.213	12.330	22
2011	12.126	12.012	1*	12.261	12.171	31	12.330	12.251	24
2012	12.012	12.890	1*	12.171	13.088	12	12.251	13.187	24
2013	12.890	14.122	1*	13.088	14.364	20	13.187	14.488	39
2014	14.122	14.389	1*	14.364	14.678	19	14.488	14.819	38
2015	N/A	N/A	N/A	14.678	13.916	24	14.819	14.063	31
2016	N/A	N/A	N/A	13.916	14.246	23	14.063	14.411	21
2017	N/A	N/A	N/A	14.246	15.980	22	14.411	16.182	19
LVIP Goldman Sachs Income Builder Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Government Money Market Fund - Service Class
2008	10.378	10.401	1*	10.474	10.518	200	10.523	10.577	364
2009	10.401	10.218	1*	10.518	10.354	97	10.577	10.423	106
2010	10.218	10.035	1*	10.354	10.189	41	10.423	10.267	93
2011	10.035	9.854	1*	10.189	10.026	29	10.267	10.112	83
2012	9.854	9.676	1*	10.026	9.864	36	10.112	9.959	82
2013	9.676	9.501	1*	9.864	9.705	27	9.959	9.809	60
2014	9.501	9.329	1*	9.705	9.549	13	9.809	9.660	48
2015	9.329	9.160	1*	9.549	9.394	202	9.660	9.514	39
2016	N/A	N/A	N/A	9.394	9.243	18	9.514	9.370	22
2017	N/A	N/A	N/A	9.243	9.108	14	9.370	9.242	18
LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

	with EEB			with EGMDB			with GOP
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars. Number of Accumulation Units in thousands beginning in 2004.)
LVIP Invesco Select Equity Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP JPMorgan High Yield Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	10.809	10.912	1*
2012	N/A	N/A	N/A	11.018	12.284	1*	10.912	12.316	1*
2013	N/A	N/A	N/A	12.284	12.844	1*	12.316	12.891	1*
2014	N/A	N/A	N/A	12.844	12.961	3	12.891	13.021	1*
2015	N/A	N/A	N/A	12.961	12.216	3	13.021	12.285	1*
2016	N/A	N/A	N/A	12.216	13.576	4	12.285	13.666	1*
2017	N/A	N/A	N/A	13.576	14.223	4	13.666	14.332	1*
LVIP JPMorgan Retirement Income Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class
2008	N/A	N/A	N/A	8.800	6.055	1*	N/A	N/A	N/A
2009	N/A	N/A	N/A	6.055	7.406	1*	N/A	N/A	N/A
2010	N/A	N/A	N/A	7.406	9.066	1*	N/A	N/A	N/A
2011	N/A	N/A	N/A	9.066	8.739	1*	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	9.901	9.819	1*
2013	N/A	N/A	N/A	N/A	N/A	N/A	9.819	11.975	1*
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Managed Risk Profile 2010 Fund - Service Class
2008	N/A	N/A	N/A	9.677	7.790	3	7.222	7.802	2
2009	N/A	N/A	N/A	7.790	9.509	3	7.802	9.534	1*
2010	N/A	N/A	N/A	9.509	10.399	3	9.534	10.437	1*
2011	N/A	N/A	N/A	10.399	10.331	3	N/A	N/A	N/A
2012	N/A	N/A	N/A	10.331	11.002	3	N/A	N/A	N/A
2013	N/A	N/A	N/A	11.002	11.759	3	N/A	N/A	N/A
2014	N/A	N/A	N/A	11.759	12.089	4	N/A	N/A	N/A
2015	N/A	N/A	N/A	12.089	11.671	4	N/A	N/A	N/A
2016	N/A	N/A	N/A	11.671	11.959	4	N/A	N/A	N/A
2017	N/A	N/A	N/A	11.959	12.865	4	N/A	N/A	N/A
LVIP Managed Risk Profile 2020 Fund - Service Class
2008	N/A	N/A	N/A	9.395	7.375	2	N/A	N/A	N/A
2009	N/A	N/A	N/A	7.375	9.093	2	N/A	N/A	N/A
2010	N/A	N/A	N/A	9.093	9.995	2	N/A	N/A	N/A
2011	N/A	N/A	N/A	9.995	9.827	2	N/A	N/A	N/A
2012	N/A	N/A	N/A	9.827	10.449	2	N/A	N/A	N/A
2013	N/A	N/A	N/A	10.449	11.393	2	N/A	N/A	N/A
2014	N/A	N/A	N/A	11.393	11.669	2	N/A	N/A	N/A
2015	N/A	N/A	N/A	11.669	11.197	2	N/A	N/A	N/A
2016	N/A	N/A	N/A	11.197	11.476	2	N/A	N/A	N/A
2017	N/A	N/A	N/A	11.476	12.614	2	N/A	N/A	N/A
LVIP Managed Risk Profile 2030 Fund - Service Class
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	8.679	8.881	16
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

	with EEB			with EGMDB			with GOP
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars. Number of Accumulation Units in thousands beginning in 2004.)
LVIP Managed Risk Profile 2040 Fund - Service Class
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	8.320	9.288	2
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	10.148	10.825	4
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP MFS International Equity Managed Volatility Fund - Service Class
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	9.705	11.019	6	N/A	N/A	N/A
LVIP MFS International Growth Fund - Service Class
2008	N/A	N/A	N/A	11.146	5.584	7	11.153	5.593	9
2009	N/A	N/A	N/A	5.584	7.443	4	5.593	7.462	9
2010	N/A	N/A	N/A	7.443	8.260	4	7.462	8.290	9
2011	N/A	N/A	N/A	8.260	7.304	3	8.290	7.338	7
2012	N/A	N/A	N/A	7.304	8.557	2	7.338	8.605	9
2013	N/A	N/A	N/A	8.557	9.539	2	8.605	9.602	8
2014	N/A	N/A	N/A	9.539	8.886	2	9.602	8.954	7
2015	N/A	N/A	N/A	8.886	8.832	2	8.954	8.908	2
2016	N/A	N/A	N/A	8.832	8.810	2	8.908	8.895	2
2017	N/A	N/A	N/A	8.810	11.398	2	8.895	11.520	1*
LVIP MFS Value Fund - Service Class
2008	N/A	N/A	N/A	8.423	6.449	1*	8.596	6.459	8
2009	N/A	N/A	N/A	6.449	7.654	2	6.459	7.674	27
2010	N/A	N/A	N/A	7.654	8.380	4	7.674	8.411	21
2011	N/A	N/A	N/A	8.380	8.214	5	8.411	8.252	16
2012	N/A	N/A	N/A	8.214	9.376	4	8.252	9.429	12
2013	N/A	N/A	N/A	9.376	12.508	11	9.429	12.591	12
2014	N/A	N/A	N/A	12.508	13.562	8	12.591	13.666	9
2015	N/A	N/A	N/A	13.562	13.234	6	13.666	13.349	5
2016	N/A	N/A	N/A	13.234	14.812	6	13.349	14.955	6
2017	N/A	N/A	N/A	14.812	17.095	5	14.955	17.277	4
LVIP Mondrian International Value Fund - Service Class
2008	23.785	14.753	1*	24.005	14.920	28	24.116	15.004	41
2009	14.753	17.513	1*	14.920	17.747	18	15.004	17.864	32
2010	17.513	17.572	1*	17.747	17.842	14	17.864	17.979	21
2011	17.572	16.482	1*	17.842	16.768	13	17.979	16.914	19
2012	N/A	N/A	N/A	16.768	18.034	10	16.914	18.209	18
2013	N/A	N/A	N/A	18.034	21.565	9	18.209	21.795	22
2014	N/A	N/A	N/A	21.565	20.625	8	21.795	20.866	20
2015	N/A	N/A	N/A	20.625	19.472	8	20.866	19.720	12
2016	N/A	N/A	N/A	19.472	19.874	6	19.720	20.146	10
2017	N/A	N/A	N/A	19.874	23.662	5	20.146	24.010	7
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP PIMCO Low Duration Bond Fund - Service Class
2014	N/A	N/A	N/A	N/A	N/A	N/A	9.961	9.903	2
2015	N/A	N/A	N/A	N/A	N/A	N/A	9.903	9.888	2
2016	N/A	N/A	N/A	N/A	N/A	N/A	9.888	9.967	1*
2017	N/A	N/A	N/A	N/A	N/A	N/A	9.967	9.954	1*

	with EEB			with EGMDB			with GOP
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars. Number of Accumulation Units in thousands beginning in 2004.)
LVIP Select Core Equity Managed Volatility Fund - Service Class
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA Bond Index Fund - Service Class
2008	N/A	N/A	N/A	10.066	10.457	5	N/A	N/A	N/A
2009	N/A	N/A	N/A	10.457	10.724	27	10.345	10.740	21
2010	N/A	N/A	N/A	10.724	11.150	28	10.740	11.178	32
2011	N/A	N/A	N/A	11.150	11.750	22	11.178	11.791	30
2012	N/A	N/A	N/A	11.750	11.973	22	11.791	12.028	29
2013	N/A	N/A	N/A	11.973	11.446	2	12.028	11.510	30
2014	N/A	N/A	N/A	11.446	11.877	1*	11.510	11.954	32
2015	N/A	N/A	N/A	11.877	11.682	1*	11.954	11.771	29
2016	N/A	N/A	N/A	11.682	11.725	1*	11.771	11.825	29
2017	N/A	N/A	N/A	11.725	11.870	1*	11.825	11.984	9
LVIP SSGA Conservative Index Allocation Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	10.873	11.286	5
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA Conservative Structured Allocation Fund - Service Class
2010	N/A	N/A	N/A	10.261	10.392	1*	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	12.354	12.316	4
2017	N/A	N/A	N/A	N/A	N/A	N/A	12.316	13.270	3
LVIP SSGA Developed International 150 Fund - Service Class
2008	N/A	N/A	N/A	9.336	6.259	2	N/A	N/A	N/A
2009	N/A	N/A	N/A	6.259	8.885	5	5.754	8.898	4
2010	N/A	N/A	N/A	8.885	9.351	8	8.898	9.375	7
2011	N/A	N/A	N/A	9.351	8.061	7	9.375	8.090	8
2012	N/A	N/A	N/A	8.061	8.989	6	8.090	9.030	9
2013	N/A	N/A	N/A	8.989	10.612	7	9.030	10.671	8
2014	N/A	N/A	N/A	10.612	10.506	6	10.671	10.574	8
2015	N/A	N/A	N/A	10.506	9.865	6	10.574	9.940	8
2016	N/A	N/A	N/A	9.865	10.622	6	9.940	10.713	8
2017	N/A	N/A	N/A	10.622	12.878	5	10.713	13.002	6
LVIP SSGA Emerging Markets 100 Fund - Service Class
2008	N/A	N/A	N/A	10.012	6.050	1*	N/A	N/A	N/A
2009	N/A	N/A	N/A	6.050	11.276	4	6.368	11.293	5
2010	N/A	N/A	N/A	11.276	14.136	6	11.293	14.169	6
2011	N/A	N/A	N/A	14.136	11.797	6	14.169	11.837	4
2012	N/A	N/A	N/A	11.797	13.041	6	11.837	13.098	6
2013	N/A	N/A	N/A	13.041	12.433	6	13.098	12.500	7
2014	N/A	N/A	N/A	12.433	11.788	5	12.500	11.863	6
2015	N/A	N/A	N/A	11.788	9.595	3	11.863	9.665	6
2016	N/A	N/A	N/A	9.595	10.868	3	9.665	10.959	5
2017	N/A	N/A	N/A	10.868	13.204	3	10.959	13.328	4

	with EEB			with EGMDB			with GOP
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars. Number of Accumulation Units in thousands beginning in 2004.)
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class(8)
2008	N/A	N/A	N/A	13.555	7.917	1*	N/A	N/A	N/A
2009	N/A	N/A	N/A	7.917	10.160	1*	7.886	10.207	10
2010	N/A	N/A	N/A	10.160	10.842	1*	N/A	N/A	N/A
2011	N/A	N/A	N/A	10.842	10.660	1*	N/A	N/A	N/A
2012	N/A	N/A	N/A	10.660	11.626	2	N/A	N/A	N/A
2013	N/A	N/A	N/A	11.626	12.526	1*	N/A	N/A	N/A
2014	N/A	N/A	N/A	12.526	12.778	1*	N/A	N/A	N/A
2015	N/A	N/A	N/A	12.778	11.721	1*	13.016	11.845	2
2016	N/A	N/A	N/A	11.721	12.147	1*	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA International Index Fund - Service Class
2008	N/A	N/A	N/A	9.545	6.395	5	N/A	N/A	N/A
2009	N/A	N/A	N/A	6.395	8.022	6	5.742	8.034	5
2010	N/A	N/A	N/A	8.022	8.426	6	8.034	8.447	6
2011	N/A	N/A	N/A	8.426	7.244	11	8.447	7.270	14
2012	N/A	N/A	N/A	7.244	8.395	11	7.270	8.433	14
2013	9.167	9.857	1*	8.395	9.967	19	8.433	10.022	41
2014	N/A	N/A	N/A	9.967	9.208	17	10.022	9.268	35
2015	N/A	N/A	N/A	9.208	8.924	14	9.268	8.992	29
2016	N/A	N/A	N/A	8.924	8.843	11	8.992	8.919	25
2017	N/A	N/A	N/A	8.843	10.819	8	8.919	10.923	18
LVIP SSGA International Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA Large Cap 100 Fund - Service Class
2008	N/A	N/A	N/A	9.631	6.971	3	N/A	N/A	N/A
2009	N/A	N/A	N/A	6.971	9.254	12	6.178	9.268	7
2010	N/A	N/A	N/A	9.254	10.823	12	9.268	10.850	8
2011	N/A	N/A	N/A	10.823	10.865	9	10.850	10.903	8
2012	N/A	N/A	N/A	10.865	11.964	8	10.903	12.018	9
2013	N/A	N/A	N/A	11.964	15.946	8	12.018	16.034	8
2014	N/A	N/A	N/A	15.946	18.263	6	16.034	18.383	7
2015	N/A	N/A	N/A	18.263	17.082	5	18.383	17.211	6
2016	N/A	N/A	N/A	17.082	20.369	5	17.211	20.543	6
2017	N/A	N/A	N/A	20.369	23.736	4	20.543	23.963	5
LVIP SSGA Large Cap Managed Volatility Fund - Service Class
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA Mid-Cap Index Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	11.272	12.506	1*
LVIP SSGA Moderate Index Allocation Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	11.014	11.455	1*
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

	with EEB			with EGMDB			with GOP
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars. Number of Accumulation Units in thousands beginning in 2004.)
LVIP SSGA Moderate Structured Allocation Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	10.553	10.384	1*	10.557	10.399	1*
2012	N/A	N/A	N/A	N/A	N/A	N/A	10.399	11.290	1*
2013	11.926	12.382	3	11.992	12.467	41	11.290	12.510	30
2014	12.382	12.798	3	12.467	12.912	37	12.510	12.969	27
2015	12.798	12.194	3	12.912	12.327	32	12.969	12.394	19
2016	12.194	13.048	3	12.327	13.217	31	12.394	13.302	16
2017	13.048	14.457	3	13.217	14.673	28	13.302	14.782	14
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	13.377	12.691	17
2016	N/A	N/A	N/A	N/A	N/A	N/A	12.691	13.384	16
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	11.092	11.457	1*
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA S&P 500 Index Fund - Service Class
2008	N/A	N/A	N/A	9.766	6.976	3	11.350	7.001	1*
2009	N/A	N/A	N/A	6.976	8.631	12	7.001	8.671	10
2010	N/A	N/A	N/A	8.631	9.717	12	8.671	9.771	11
2011	N/A	N/A	N/A	9.717	9.710	12	9.771	9.775	11
2012	N/A	N/A	N/A	9.710	11.018	11	9.775	11.102	10
2013	10.853	14.029	1*	11.018	14.271	55	11.102	14.394	98
2014	14.029	15.582	1*	14.271	15.883	46	14.394	16.036	88
2015	15.582	15.437	1*	15.883	15.766	40	16.036	15.934	71
2016	15.437	16.893	1*	15.766	17.289	37	15.934	17.490	58
2017	16.893	20.111	1*	17.289	20.622	33	17.490	20.884	47
LVIP SSGA Small-Cap Index Fund - Service Class
2008	N/A	N/A	N/A	8.472	5.924	4	N/A	N/A	N/A
2009	N/A	N/A	N/A	5.924	7.325	4	5.333	7.344	3
2010	N/A	N/A	N/A	7.325	9.069	3	7.344	9.102	3
2011	N/A	N/A	N/A	9.069	8.493	4	9.102	8.532	6
2012	N/A	N/A	N/A	8.493	9.657	3	8.532	9.712	5
2013	11.139	12.896	1*	9.657	13.068	16	9.712	13.155	22
2014	12.896	13.218	1*	13.068	13.421	13	13.155	13.524	17
2015	13.218	12.333	1*	13.421	12.548	12	13.524	12.656	18
2016	12.333	14.575	1*	12.548	14.857	14	12.656	15.001	16
2017	14.575	16.300	1*	14.857	16.649	14	15.001	16.827	14
LVIP SSGA Small-Mid Cap 200 Fund - Service Class
2008	N/A	N/A	N/A	10.091	7.222	1*	N/A	N/A	N/A
2009	N/A	N/A	N/A	7.222	10.747	3	6.481	10.763	2
2010	N/A	N/A	N/A	10.747	13.471	4	10.763	13.505	2
2011	N/A	N/A	N/A	13.471	12.925	3	13.505	12.971	2
2012	N/A	N/A	N/A	12.925	14.435	2	12.971	14.501	2
2013	N/A	N/A	N/A	14.435	19.049	3	14.501	19.155	2
2014	N/A	N/A	N/A	19.049	19.495	2	19.155	19.623	2
2015	N/A	N/A	N/A	19.495	17.819	2	19.623	17.953	2
2016	N/A	N/A	N/A	17.819	22.744	2	17.953	22.939	2
2017	N/A	N/A	N/A	22.744	23.729	2	22.939	23.956	1*

	with EEB			with EGMDB			with GOP
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars. Number of Accumulation Units in thousands beginning in 2004.)
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	10.967	10.787	1*	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP T. Rowe Price Growth Stock Fund - Service Class
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	5.897	7.947	1*	N/A	N/A	N/A
2010	N/A	N/A	N/A	7.947	9.102	3	7.968	9.135	5
2011	N/A	N/A	N/A	9.102	8.784	2	9.135	8.824	5
2012	N/A	N/A	N/A	8.784	10.196	1*	8.824	10.254	5
2013	N/A	N/A	N/A	10.196	13.912	1*	10.254	14.004	8
2014	N/A	N/A	N/A	13.912	14.839	2	14.004	14.952	8
2015	N/A	N/A	N/A	N/A	N/A	N/A	14.952	16.261	7
2016	N/A	N/A	N/A	N/A	N/A	N/A	16.261	16.194	7
2017	N/A	N/A	N/A	N/A	N/A	N/A	16.194	21.264	6
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class
2008	N/A	N/A	N/A	17.079	9.932	1*	17.770	9.987	1*
2009	N/A	N/A	N/A	9.932	14.261	1*	9.987	14.354	2
2010	N/A	N/A	N/A	14.261	17.963	1*	14.354	18.099	2
2011	N/A	N/A	N/A	17.963	16.942	1*	18.099	17.087	5
2012	N/A	N/A	N/A	16.942	19.334	1*	17.087	19.519	5
2013	N/A	N/A	N/A	19.334	25.571	2	19.519	25.841	4
2014	N/A	N/A	N/A	25.571	27.996	1*	25.841	28.320	4
2015	N/A	N/A	N/A	27.996	28.046	1*	28.320	28.400	3
2016	N/A	N/A	N/A	28.046	29.598	1*	28.400	30.001	3
2017	N/A	N/A	N/A	29.598	36.228	1*	30.001	36.760	3
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Vanguard Domestic Equity ETF Fund - Service Class
2011	N/A	N/A	N/A	8.699	9.347	1*	N/A	N/A	N/A
2012	N/A	N/A	N/A	9.347	10.562	1*	10.400	10.579	1*
2013	N/A	N/A	N/A	10.562	13.526	3	10.579	13.562	5
2014	14.097	14.785	3	13.526	14.893	4	13.562	14.947	1*
2015	14.785	14.433	3	14.893	14.567	5	14.947	14.635	3
2016	14.433	15.849	2	14.567	16.028	3	14.635	16.119	1*
2017	15.849	18.651	2	16.028	18.899	3	16.119	19.025	1*
LVIP Vanguard International Equity ETF Fund - Service Class
2011	N/A	N/A	N/A	8.958	8.340	1*	N/A	N/A	N/A
2012	N/A	N/A	N/A	8.340	9.765	1*	N/A	N/A	N/A
2013	N/A	N/A	N/A	9.765	10.995	2	9.781	11.024	3
2014	11.240	10.212	2	10.995	10.286	3	N/A	N/A	N/A
2015	10.212	9.705	2	10.286	9.796	3	11.082	9.841	1*
2016	9.705	9.857	1*	9.796	9.968	3	9.841	10.025	1*
2017	9.857	12.384	1*	9.968	12.550	2	10.025	12.633	1*
LVIP VIP Mid Cap Managed Volatility(12)
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	10.186	9.498	2
2016	N/A	N/A	N/A	N/A	N/A	N/A	9.498	9.645	2

	with EEB			with EGMDB			with GOP
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars. Number of Accumulation Units in thousands beginning in 2004.)
LVIP Wellington Capital Growth Fund - Service Class
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	8.115	9.473	1*	N/A	N/A	N/A
2011	N/A	N/A	N/A	9.473	8.456	1*	N/A	N/A	N/A
2012	N/A	N/A	N/A	8.456	9.879	1*	N/A	N/A	N/A
2013	N/A	N/A	N/A	9.879	13.184	1*	10.753	13.271	1*
2014	N/A	N/A	N/A	N/A	N/A	N/A	13.271	14.517	1*
2015	N/A	N/A	N/A	N/A	N/A	N/A	14.517	15.601	1*
2016	N/A	N/A	N/A	N/A	N/A	N/A	15.601	15.339	1*
2017	N/A	N/A	N/A	N/A	N/A	N/A	15.339	20.468	1*
LVIP Wellington Mid-Cap Value Fund - Service Class
2008	N/A	N/A	N/A	8.635	5.024	1*	N/A	N/A	N/A
2009	N/A	N/A	N/A	5.024	7.022	1*	N/A	N/A	N/A
2010	N/A	N/A	N/A	7.022	8.536	1*	N/A	N/A	N/A
2011	N/A	N/A	N/A	8.536	7.595	1*	N/A	N/A	N/A
2012	N/A	N/A	N/A	7.595	9.249	1*	N/A	N/A	N/A
2013	N/A	N/A	N/A	9.249	12.175	1*	11.782	12.255	1*
2014	N/A	N/A	N/A	12.175	12.936	1*	12.255	13.034	1*
2015	N/A	N/A	N/A	12.936	12.500	1*	13.034	12.608	1*
2016	N/A	N/A	N/A	12.500	13.867	1*	12.608	14.001	1*
2017	N/A	N/A	N/A	13.867	15.434	1*	14.001	15.599	1*
LVIP Western Asset Core Bond Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
MFS® VIT Growth Series - Service Class
2008	N/A	N/A	N/A	6.632	4.074	1*	15.179	9.334	4
2009	N/A	N/A	N/A	4.074	5.503	1*	9.334	12.621	3
2010	N/A	N/A	N/A	5.503	6.226	2	12.621	14.294	3
2011	N/A	N/A	N/A	6.226	6.090	2	14.294	13.995	3
2012	N/A	N/A	N/A	6.090	7.013	4	13.995	16.133	1*
2013	N/A	N/A	N/A	7.013	9.416	4	16.133	21.682	1*
2014	N/A	N/A	N/A	9.416	10.066	1*	21.682	23.203	1*
2015	N/A	N/A	N/A	10.066	10.625	1*	23.203	24.514	1*
2016	N/A	N/A	N/A	N/A	N/A	N/A	24.514	24.663	1*
2017	N/A	N/A	N/A	N/A	N/A	N/A	24.663	31.832	1*
MFS® VIT II Core Equity Portfolio - Service Class(10)
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	13.637	13.589	1*	N/A	N/A	N/A
2013	N/A	N/A	N/A	13.589	17.943	1*	16.498	18.162	1*
2014	N/A	N/A	N/A	N/A	N/A	N/A	18.162	19.845	1*
2015	N/A	N/A	N/A	N/A	N/A	N/A	19.845	19.457	1*
2016	N/A	N/A	N/A	N/A	N/A	N/A	19.457	21.278	1*
2017	N/A	N/A	N/A	N/A	N/A	N/A	21.278	26.085	1*
MFS® VIT Total Return Series - Service Class
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
MFS® VIT Total Return Series - Service Class(9)
2008	13.807	10.528	13	14.389	10.994	52	14.071	10.762	68
2009	10.528	12.167	9	10.994	12.731	50	10.762	12.475	64
2010	12.167	13.095	9	12.731	13.729	39	12.475	13.466	37
2011	13.095	13.059	4	13.729	13.719	37	13.466	13.469	35
2012	13.059	14.221	4	13.719	14.970	36	13.469	14.712	26
2013	14.221	15.735	4	14.970	16.575	31	14.712	16.296	25

	with EEB			with EGMDB			with GOP
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars. Number of Accumulation Units in thousands beginning in 2004.)
MFS® VIT Utilities Series - Service Class
2008	N/A	N/A	N/A	17.610	10.772	13	23.725	14.528	10
2009	N/A	N/A	N/A	10.772	14.079	9	14.528	19.006	10
2010	N/A	N/A	N/A	14.079	15.719	8	19.006	21.242	6
2011	N/A	N/A	N/A	15.719	16.468	7	21.242	22.276	6
2012	N/A	N/A	N/A	16.468	18.339	7	22.276	24.831	7
2013	N/A	N/A	N/A	18.339	21.685	7	24.831	29.392	6
2014	N/A	N/A	N/A	21.685	23.990	5	29.392	32.548	5
2015	N/A	N/A	N/A	23.990	20.115	5	32.548	27.317	3
2016	N/A	N/A	N/A	20.115	22.009	4	27.317	29.919	3
2017	N/A	N/A	N/A	22.009	24.786	3	29.919	33.729	2
Neuberger Berman AMT Mid Cap Growth(1)
2008	N/A	N/A	N/A	18.292	10.189	9	18.406	10.263	41
2009	N/A	N/A	N/A	10.189	13.189	9	10.263	13.298	36
2010	N/A	N/A	N/A	13.189	16.748	7	13.298	16.903	32
2011	N/A	N/A	N/A	16.748	16.552	7	16.903	16.722	26
2012	N/A	N/A	N/A	16.552	18.302	5	16.722	18.509	18
2013	N/A	N/A	N/A	18.302	20.897	5	18.509	21.141	16
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class
2008	19.075	10.145	1*	19.311	10.291	17	19.435	10.368	69
2009	10.145	14.597	1*	10.291	14.836	14	10.368	14.961	60
2010	14.597	18.081	1*	14.836	18.414	13	14.961	18.589	46
2011	18.081	16.596	1*	18.414	16.936	11	18.589	17.113	35
2012	16.596	18.822	1*	16.936	19.246	8	17.113	19.467	23
2013	18.822	25.323	1*	19.246	25.945	6	19.467	26.270	16
2014	N/A	N/A	N/A	25.945	29.052	4	26.270	29.444	12
2015	N/A	N/A	N/A	29.052	26.194	4	29.444	26.574	9
2016	N/A	N/A	N/A	26.194	29.931	4	26.574	30.396	7
2017	N/A	N/A	N/A	29.931	34.369	3	30.396	34.938	6
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class
2009	N/A	N/A	N/A	12.126	12.499	1*	10.822	12.507	5
2010	N/A	N/A	N/A	12.499	15.276	2	12.507	15.301	3
2011	15.227	13.820	1*	15.276	13.892	4	15.301	13.929	5
2012	13.820	14.262	2	13.892	14.365	2	13.929	14.417	10
2013	14.262	11.940	3	14.365	12.051	4	14.417	12.106	11
2014	11.940	9.539	3	12.051	9.646	4	12.106	9.701	17
2015	9.539	6.961	3	9.646	7.053	4	9.701	7.100	19
2016	6.961	7.849	3	7.053	7.970	4	7.100	8.031	7
2017	7.849	7.863	3	7.970	8.000	4	8.031	8.069	6
Putnam VT Equity Income Fund - Class IB
2017	N/A	N/A	N/A	N/A	N/A	N/A	19.666	21.914	1*
Putnam VT George Putnam Balanced Fund - Class IB
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Putnam VT Global Health Care Fund - Class IB
2008	N/A	N/A	N/A	11.182	9.121	1*	11.254	9.189	1*
2009	N/A	N/A	N/A	9.121	11.305	1*	9.189	11.400	1*
2010	N/A	N/A	N/A	11.305	11.394	1*	11.400	11.502	1*
2011	N/A	N/A	N/A	11.394	11.076	1*	11.502	11.192	1*
2012	N/A	N/A	N/A	11.076	13.320	1*	11.192	13.473	1*
2013	N/A	N/A	N/A	13.320	18.562	1*	13.473	18.793	1*
2014	N/A	N/A	N/A	18.562	23.305	1*	18.793	23.620	1*
2015	N/A	N/A	N/A	23.305	24.708	1*	23.620	25.067	1*
2016	N/A	N/A	N/A	24.708	21.545	1*	25.067	21.880	1*
2017	N/A	N/A	N/A	21.545	24.435	1*	21.880	24.839	1*

	with EEB			with EGMDB			with GOP
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars. Number of Accumulation Units in thousands beginning in 2004.)
Putnam VT Growth & Income(13)
2008	N/A	N/A	N/A	N/A	N/A	N/A	13.011	7.854	1*
2009	N/A	N/A	N/A	N/A	N/A	N/A	7.854	10.038	1*
2010	N/A	N/A	N/A	N/A	N/A	N/A	10.038	11.305	1*
2011	N/A	N/A	N/A	N/A	N/A	N/A	11.305	10.614	1*
2012	N/A	N/A	N/A	N/A	N/A	N/A	10.614	12.451	1*
2013	N/A	N/A	N/A	N/A	N/A	N/A	12.451	16.633	1*
2014	N/A	N/A	N/A	N/A	N/A	N/A	16.633	18.135	1*
2015	N/A	N/A	N/A	N/A	N/A	N/A	18.135	16.512	1*
2016	N/A	N/A	N/A	N/A	N/A	N/A	16.512	18.700	1*
QS Variable Conservative Growth - Class II
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Templeton Global Bond VIP Fund - Class 2
2008	11.899	12.405	16	11.958	12.492	21	11.988	12.537	31
2009	12.405	14.453	17	12.492	14.583	14	12.537	14.650	30
2010	14.453	16.238	15	14.583	16.417	12	14.650	16.509	23
2011	16.238	15.802	6	16.417	16.008	10	16.509	16.113	20
2012	15.802	17.849	6	16.008	18.118	10	16.113	18.256	21
2013	17.849	17.808	5	18.118	18.112	8	18.256	18.268	14
2014	17.808	17.802	6	18.112	18.142	6	18.268	18.317	10
2015	17.802	16.723	5	18.142	17.077	6	18.317	17.259	8
2016	16.723	16.899	5	17.077	17.291	5	17.259	17.493	8
2017	16.899	16.909	5	17.291	17.336	4	17.493	17.555	7
Templeton Growth VIP Fund - Class 2
2008	N/A	N/A	N/A	15.215	8.632	19	17.271	9.808	44
2009	N/A	N/A	N/A	8.632	11.132	16	9.808	12.661	37
2010	N/A	N/A	N/A	11.132	11.759	18	12.661	13.388	34
2011	N/A	N/A	N/A	11.759	10.760	13	13.388	12.263	32
2012	N/A	N/A	N/A	10.760	12.813	12	12.263	14.618	27
2013	N/A	N/A	N/A	12.813	16.488	12	14.618	18.829	20
2014	N/A	N/A	N/A	16.488	15.762	11	18.829	18.017	18
2015	N/A	N/A	N/A	15.762	14.498	4	18.017	16.589	6
2016	N/A	N/A	N/A	14.498	15.633	4	16.589	17.905	5
2017	N/A	N/A	N/A	15.633	18.222	3	17.905	20.892	4
*	The numbers of accumulation units less than 1000 were rounded up to one.
(1) On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSGA S&P 500 Index Fund Subaccount.
(2) On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP Mondrian International Value Fund Subaccount.
(3) On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP BlackRock Inflation Protected Bond Fund Subaccount.
(4) Effective October 9, 2010, the Delaware VIP® Trend Series was reorganized into the Delaware VIP® Smid Cap Core Series. The values in the table for periods prior to the date of the reorganization reflect investments in the Delaware VIP® Trend Series.
(5) On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSGA Small-Cap Index Fund Subaccount.
(6) On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSGA International Index Fund Subaccount.
(7) Effective June 15, 2009, the LVIP UBS Global Asset Allocation Fund was reorganized into the LVIP Delaware Wealth Builder Fund. The values in the table for periods prior to the date of the reorganization reflect investments in the LVIP UBS Global Asset Allocation Fund.
(8) Effective July 30, 2010, the LVIP Wilshire Aggressive Profile Fund was restructured into the LVIP SSGA Global Tactical Allocation Managed Volatility Fund. The values in the table for periods prior to the date of the restructuring reflect investments in the LVIP Wilshire Aggressive Profile Fund.
(9) On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSGA Moderate Structured Allocation Fund Subaccount.
(10) Effective March 27, 2015, the MFS VIT Core Equity Series was reorganized into the MFS VIT II Core Equity Portfolio. The values in the table for periods prior to the date of the reorganization reflect investments in the MFS VIT Core Equity Series.
(11) On December 9, 2016, this Subaccount was closed and the values were transferred to the LVIP SSGA International Managed Volatility Fund Subaccount.
(12) On December 9, 2016, this Subaccount was closed and the values were transferred to the LVIP Blended Mid Cap Managed Volatility Fund Subaccount.
(13) Effective May 15, 2017, the Putnam Growth & Income Fund was reorganized into the Putnam Equity Income Fund.

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Appendix B—Condensed Financial Information
Accumulation Unit Values
The following information relates to Accumulation Unit values and number of Accumulation Units for contracts purchased on or after June 5, 2005 (or later in those states that have not approved the contract changes) for funds available in the periods ended December 31. It should be read along with the VAA's financial statement and notes which are included in the SAI.**
	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
AB VPS Global Thematic Growth Portfolio - Class B
2008	20.086	10.327	1*	13.554	6.983	5	13.768	7.111	14	13.810	7.136	4
2009	10.327	15.478	1*	6.983	10.487	13	7.111	10.706	41	7.136	10.750	3
2010	15.478	17.965	1*	10.487	12.195	3	10.706	12.482	57	10.750	12.539	3
2011	17.965	13.466	1*	12.195	9.160	3	12.482	9.398	29	12.539	9.446	2
2012	13.466	14.925	1*	9.160	10.172	3	9.398	10.467	25	9.446	10.522	2
2013	14.925	17.956	1*	10.172	12.263	3	10.467	12.649	26	10.522	12.723	1*
2014	17.956	18.419	1*	12.263	12.604	2	12.649	13.034	27	12.723	13.116	1*
2015	18.419	18.504	1*	12.604	12.688	2	13.034	13.154	25	13.116	13.243	6
2016	18.504	17.952	1*	12.688	12.334	2	13.154	12.819	19	13.243	12.912	6
2017	17.952	23.949	1*	12.334	16.487	2	12.819	17.177	25	12.912	17.311	9
AB VPS Growth and Income(1)
2008	18.129	10.523	4	14.756	8.582	21	14.990	8.740	70	15.035	8.770	5
2009	10.523	12.394	3	8.582	10.129	26	8.740	10.341	77	8.770	10.382	6
2010	12.394	13.683	2	10.129	11.205	26	10.341	11.468	86	10.382	11.520	2
2011	13.683	14.205	2	11.205	11.655	28	11.468	11.959	74	11.520	12.019	5
2012	14.205	16.301	2	11.655	13.401	37	11.959	13.785	74	12.019	13.861	3
2013	16.301	19.016	2	13.401	15.646	34	13.785	16.109	74	13.861	16.200	3
AB VPS International Value(2)
2008	12.199	5.577	6	12.238	5.607	96	12.287	5.643	308	12.297	5.651	21
2009	5.577	7.334	5	5.607	7.387	82	5.643	7.454	215	5.651	7.468	10
2010	7.334	7.487	4	7.387	7.556	64	7.454	7.644	235	7.468	7.662	17
2011	7.487	5.903	4	7.556	5.970	64	7.644	6.054	214	7.662	6.071	16
2012	5.903	6.598	4	5.970	6.685	50	6.054	6.797	204	6.071	6.820	14
2013	6.598	7.247	4	6.685	7.349	7	6.797	7.478	195	6.820	7.504	14
AB VPS Small/Mid Cap Value Portfolio - Class B
2008	21.528	13.538	2	20.501	12.918	47	20.824	13.154	82	20.890	13.203	4
2009	13.538	18.902	2	12.918	18.073	37	13.154	18.449	96	13.203	18.526	4
2010	18.902	23.419	1*	18.073	22.436	32	18.449	22.961	107	18.526	23.069	4
2011	23.419	20.944	2	22.436	20.106	29	22.961	20.627	52	23.069	20.734	3
2012	20.944	24.285	1*	20.106	23.359	32	20.627	24.025	46	20.734	24.162	3
2013	24.285	32.714	1*	23.359	31.530	52	24.025	32.510	49	24.162	32.711	3
2014	32.714	34.883	1*	31.530	33.687	48	32.510	34.821	44	32.711	35.055	3
2015	34.883	32.196	1*	33.687	31.155	40	34.821	32.284	38	35.055	32.517	3
2016	32.196	39.324	1*	31.155	38.129	43	32.284	39.610	43	32.517	39.915	3
2017	39.324	43.434	1*	38.129	42.198	44	39.610	43.946	36	39.915	44.307	3
ALPS/Stadion Core ETF Portfolio
2017	N/A	N/A	N/A	N/A	N/A	N/A	10.396	10.590	2	N/A	N/A	N/A
American Century VP Balanced Fund - Class II
2016	N/A	N/A	N/A	N/A	N/A	N/A	10.144	10.384	10	N/A	N/A	N/A
2017	N/A	N/A	N/A	10.654	11.552	6	10.384	11.600	34	10.990	11.609	6
American Century VP Inflation Protection(3)
2008	10.986	10.580	5	11.065	10.678	72	11.165	10.802	605	11.185	10.826	36
2009	10.580	11.415	7	10.678	11.544	140	10.802	11.707	740	10.826	11.740	39
2010	11.415	11.742	7	11.544	11.898	189	11.707	12.096	777	11.740	12.136	36
2011	11.742	12.842	7	11.898	13.039	113	12.096	13.289	641	12.136	13.340	36
2012	12.842	13.497	6	13.039	13.732	121	13.289	14.030	616	13.340	14.091	20
2013	13.497	13.180	6	13.732	13.419	98	14.030	13.724	578	14.091	13.785	22
American Century VP Large Company Value Fund - Class II
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
B-1

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
American Funds Global Growth Fund - Class 2
2008	16.615	10.019	2	16.735	10.111	123	16.886	10.228	309	16.917	10.252	25
2009	10.019	13.954	3	10.111	14.111	112	10.228	14.310	315	10.252	14.350	15
2010	13.954	15.261	2	14.111	15.464	82	14.310	15.721	273	14.350	15.773	15
2011	15.261	13.609	2	15.464	13.818	71	15.721	14.083	241	15.773	14.136	14
2012	13.609	16.325	2	13.818	16.608	71	14.083	16.969	207	14.136	17.043	8
2013	16.325	20.640	2	16.608	21.040	91	16.969	21.551	187	17.043	21.655	10
2014	20.640	20.668	1*	21.040	21.111	70	21.551	21.678	166	21.655	21.793	9
2015	20.668	21.632	1*	21.111	22.140	66	21.678	22.791	142	21.793	22.924	12
2016	21.632	21.303	1*	22.140	21.847	65	22.791	22.546	125	22.924	22.689	11
2017	21.303	27.412	1*	21.847	28.168	46	22.546	29.142	105	22.689	29.341	10
American Funds Global Small Capitalization Fund - Class 2
2008	33.239	15.120	1*	31.535	14.374	53	32.039	14.640	154	32.121	14.685	8
2009	15.120	23.869	1*	14.374	22.737	42	14.640	23.215	140	14.685	23.298	6
2010	23.869	28.598	1*	22.737	27.296	43	23.215	27.940	141	23.298	28.054	4
2011	28.598	22.630	1*	27.296	21.643	32	27.940	22.210	137	28.054	22.312	4
2012	22.630	26.176	1*	21.643	25.084	29	22.210	25.805	125	22.312	25.936	4
2013	26.176	32.864	1*	25.084	31.556	27	25.805	32.545	110	25.936	32.726	3
2014	32.864	32.848	1*	31.556	31.604	18	32.545	32.675	93	32.726	32.874	2
2015	32.848	32.234	1*	31.604	31.076	13	32.675	32.210	83	32.874	32.422	2
2016	32.234	32.211	1*	31.076	31.115	19	32.210	32.331	70	32.422	32.561	2
2017	32.211	39.689	1*	31.115	38.416	13	32.331	40.017	65	32.561	40.321	2
American Funds Growth Fund - Class 2
2008	21.115	11.579	12	18.314	10.063	594	18.605	10.248	1,340	18.659	10.283	112
2009	11.579	15.799	14	10.063	13.758	703	10.248	14.046	1,406	10.283	14.101	95
2010	15.799	18.351	8	13.758	16.013	664	14.046	16.390	1,355	14.101	16.462	85
2011	18.351	17.193	6	16.013	15.032	584	16.390	15.424	1,067	16.462	15.500	78
2012	17.193	19.838	4	15.032	17.379	537	15.424	17.877	907	15.500	17.974	67
2013	19.838	25.260	4	17.379	22.174	453	17.877	22.867	750	17.974	23.002	64
2014	25.260	26.827	4	22.174	23.596	380	22.867	24.394	679	23.002	24.551	63
2015	26.827	28.057	4	23.596	24.728	321	24.394	25.628	597	24.551	25.805	56
2016	28.057	30.066	3	24.728	26.551	332	25.628	27.586	557	25.805	27.791	52
2017	30.066	37.752	3	26.551	33.405	288	27.586	34.794	482	27.791	35.070	55
American Funds Growth-Income Fund - Class 2
2008	18.263	11.109	21	15.374	9.371	635	15.618	9.543	1,365	15.665	9.576	127
2009	11.109	14.269	22	9.371	12.061	653	9.543	12.313	1,305	9.576	12.362	108
2010	14.269	15.562	22	12.061	13.179	613	12.313	13.489	1,264	12.362	13.550	78
2011	15.562	14.952	22	13.179	12.688	528	13.489	13.019	1,081	13.550	13.084	70
2012	14.952	17.192	22	12.688	14.619	492	13.019	15.037	950	13.084	15.120	65
2013	17.192	22.464	21	14.619	19.139	483	15.037	19.736	825	15.120	19.855	60
2014	22.464	24.324	11	19.139	20.766	455	19.736	21.467	746	19.855	21.607	56
2015	24.324	24.153	10	20.766	20.661	412	21.467	21.412	668	21.607	21.562	57
2016	24.153	26.362	6	20.661	22.596	382	21.412	23.476	719	21.562	23.653	57
2017	26.362	31.577	6	22.596	27.120	307	23.476	28.247	597	23.653	28.474	57
American Funds International Fund - Class 2
2008	27.273	15.448	4	22.914	13.005	247	23.275	13.243	769	23.344	13.289	36
2009	15.448	21.632	4	13.005	18.248	208	13.243	18.628	432	13.289	18.702	21
2010	21.632	22.704	3	18.248	19.190	196	18.628	19.639	482	18.702	19.726	20
2011	22.704	19.117	3	19.190	16.191	163	19.639	16.612	438	19.726	16.694	18
2012	19.117	22.062	4	16.191	18.722	148	16.612	19.256	378	16.694	19.361	14
2013	22.062	26.264	4	18.722	22.333	149	19.256	23.028	324	19.361	23.165	11
2014	26.264	25.023	4	22.333	21.320	138	23.028	22.039	320	23.165	22.181	10
2015	25.023	23.382	4	21.320	19.962	120	22.039	20.686	417	22.181	20.830	9
2016	23.382	23.693	3	19.962	20.268	117	20.686	21.056	513	20.830	21.213	10
2017	23.693	30.644	3	20.268	26.266	102	21.056	27.356	468	21.213	27.574	10
B-2

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
BlackRock Global Allocation V.I. Fund - Class III
2009	N/A	N/A	N/A	10.540	11.548	394	10.019	11.566	272	10.264	11.569	19
2010	11.533	12.390	7	11.548	12.430	381	11.566	12.481	648	11.569	12.491	45
2011	12.390	11.685	10	12.430	11.746	407	12.481	11.823	879	12.491	11.839	50
2012	11.685	12.576	10	11.746	12.668	351	11.823	12.783	969	11.839	12.806	50
2013	12.576	14.083	15	12.668	14.214	246	12.783	14.379	1,335	12.806	14.412	53
2014	14.083	14.050	15	14.214	14.209	215	14.379	14.410	1203	14.412	14.450	50
2015	14.050	13.613	16	14.209	13.795	175	14.410	14.025	859	14.450	14.071	39
2016	13.613	13.831	17	13.795	14.043	142	14.025	14.313	753	14.071	14.368	33
2017	13.831	15.392	14	14.043	15.660	107	14.313	16.001	743	14.368	16.070	30
ClearBridge Variable Large Cap Growth Portfolio - Class II
2017	N/A	N/A	N/A	N/A	N/A	N/A	11.388	11.285	1*	N/A	N/A	N/A
ClearBridge Variable Mid Cap Portfolio - Class II
2014	N/A	N/A	N/A	10.438	10.519	1*	10.430	10.536	5	N/A	N/A	N/A
2015	N/A	N/A	N/A	10.519	10.521	1*	10.536	10.564	13	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	10.564	11.332	12	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	11.332	12.540	11	N/A	N/A	N/A
Delaware VIP® Diversified Income Series - Service Class
2008	11.672	10.864	3	11.757	10.965	189	11.863	11.092	567	11.884	11.117	30
2009	10.864	13.468	7	10.965	13.620	253	11.092	13.812	837	11.117	13.851	42
2010	13.468	14.218	7	13.620	14.407	295	13.812	14.647	1,214	13.851	14.696	73
2011	14.218	14.772	7	14.407	14.999	257	14.647	15.286	1,459	14.696	15.345	66
2012	14.772	15.452	7	14.999	15.720	268	15.286	16.062	1,506	15.345	16.131	66
2013	15.452	14.909	5	15.720	15.198	222	16.062	15.567	1,526	16.131	15.642	81
2014	14.909	15.319	5	15.198	15.647	210	15.567	16.067	1400	15.642	16.152	59
2015	15.319	14.792	8	15.647	15.139	194	16.067	15.585	1405	16.152	15.675	53
2016	14.792	14.953	8	15.139	15.334	215	15.585	15.825	1203	15.675	15.925	46
2017	14.953	15.351	8	15.334	15.774	225	15.825	16.320	1221	15.925	16.431	53
Delaware VIP® Emerging Markets Series - Service Class
2008	20.190	9.547	2	20.294	9.616	179	20.424	9.702	298	20.451	9.719	22
2009	9.547	16.602	1*	9.616	16.754	161	9.702	16.947	263	9.719	16.986	13
2010	16.602	19.208	2	16.754	19.423	148	16.947	19.696	319	16.986	19.750	19
2011	19.208	15.039	2	19.423	15.238	128	19.696	15.490	508	19.750	15.541	17
2012	15.039	16.807	2	15.238	17.064	125	15.490	17.390	316	15.541	17.456	14
2013	16.807	18.071	1*	17.064	18.384	102	17.390	18.782	447	17.456	18.863	13
2014	18.071	16.225	1*	18.384	16.539	94	18.782	16.940	396	18.863	17.021	10
2015	16.225	13.533	3	16.539	13.823	82	16.940	14.193	388	17.021	14.268	8
2016	13.533	15.058	3	13.823	15.411	78	14.193	15.863	262	14.268	15.955	8
2017	15.058	20.666	3	15.411	21.193	76	15.863	21.869	245	15.955	22.007	11
Delaware VIP® High Yield Series - Service Class
2008	17.368	12.846	1*	16.242	12.037	137	16.498	12.257	377	11.394	8.470	15
2009	12.846	18.690	1*	12.037	17.548	103	12.257	17.914	521	8.470	12.385	15
2010	18.690	21.020	1*	17.548	19.775	65	17.914	20.238	533	12.385	13.999	22
2011	21.020	21.052	1*	19.775	19.845	42	20.238	20.361	517	13.999	14.091	19
2012	21.052	24.180	1*	19.845	22.840	51	20.361	23.492	456	14.091	16.266	15
2013	24.180	25.790	1*	22.840	24.409	34	23.492	25.169	386	16.266	17.436	13
2014	25.790	25.106	1*	24.409	23.810	34	25.169	24.612	194	17.436	17.058	6
2015	25.106	22.883	2	23.810	21.744	31	24.612	22.533	97	17.058	15.625	7
2016	22.883	25.288	1*	21.744	24.078	25	22.533	25.014	163	15.625	17.354	133
2017	25.288	26.547	2	24.078	25.327	23	25.014	26.378	77	17.354	18.310	3
Delaware VIP® Limited-Term Diversified Income Series - Service Class
2008	N/A	N/A	N/A	10.360	10.092	25	10.425	10.182	166	10.439	10.202	1*
2009	10.609	11.042	6	10.092	11.143	148	10.182	11.271	569	10.202	11.298	31
2010	11.042	11.272	3	11.143	11.398	148	11.271	11.557	850	11.298	11.590	20
2011	11.272	11.314	3	11.398	11.463	120	11.557	11.653	726	11.590	11.692	12
2012	11.314	11.353	3	11.463	11.526	208	11.653	11.745	829	11.692	11.791	24
2013	11.353	10.964	3	11.526	11.153	158	11.745	11.394	874	11.791	11.444	31
2014	10.964	10.886	3	11.153	11.095	133	11.394	11.363	916	11.444	11.419	22
2015	10.886	10.721	3	11.095	10.950	138	11.363	11.242	795	11.419	11.303	28
2016	10.721	10.675	3	10.950	10.925	132	11.242	11.244	851	11.303	11.311	26
2017	10.675	10.649	2	10.925	10.919	116	11.244	11.267	616	11.311	11.339	28
B-3

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
Delaware VIP® REIT Series - Service Class
2008	20.466	12.962	1*	21.130	13.410	21	21.461	13.654	74	11.434	7.278	13
2009	12.962	15.634	1*	13.410	16.207	24	13.654	16.543	48	7.278	8.823	8
2010	N/A	N/A	N/A	16.207	20.123	61	16.543	20.592	47	8.823	10.988	10
2011	N/A	N/A	N/A	20.123	21.830	58	20.592	22.395	58	10.988	11.955	15
2012	N/A	N/A	N/A	21.830	24.964	48	22.395	25.674	78	11.955	13.713	12
2013	N/A	N/A	N/A	24.964	24.953	29	25.674	25.727	77	13.713	13.748	9
2014	N/A	N/A	N/A	24.953	31.597	30	25.727	32.659	75	13.748	17.461	7
2015	N/A	N/A	N/A	31.597	32.079	25	32.659	33.240	70	17.461	17.780	9
2016	33.266	31.607	1*	32.079	33.226	22	33.240	34.515	71	17.780	18.471	7
2017	31.607	31.327	1*	33.226	32.997	17	34.515	34.362	68	18.471	18.399	6
Delaware VIP® Small Cap Value Series - Service Class
2008	19.386	13.268	2	19.999	13.715	67	20.315	13.967	321	11.247	7.737	22
2009	13.268	17.085	2	13.715	17.695	38	13.967	18.066	301	7.737	10.012	17
2010	17.085	22.059	2	17.695	22.893	38	18.066	23.430	288	10.012	12.991	20
2011	22.059	21.246	2	22.893	22.093	35	23.430	22.669	374	12.991	12.575	17
2012	21.246	23.629	2	22.093	24.621	29	22.669	25.325	276	12.575	14.056	12
2013	23.629	30.798	2	24.621	32.155	27	25.325	33.158	206	14.056	18.413	16
2014	30.798	31.836	1*	32.155	33.305	29	33.158	34.430	196	18.413	19.129	7
2015	31.836	29.145	1*	33.305	30.551	25	34.430	31.662	118	19.129	17.600	30
2016	29.145	37.393	1*	30.551	39.275	23	31.662	40.805	115	17.600	22.693	12
2017	N/A	N/A	N/A	39.275	43.046	23	40.805	44.834	93	22.693	24.946	9
Delaware VIP® Smid Cap Core Series - Service Class(4)
2008	18.745	9.749	2	17.233	8.980	7	17.504	9.145	32	12.891	6.738	1*
2009	9.749	14.730	1*	8.980	13.595	9	9.145	13.879	23	6.738	10.231	1*
2010	17.441	19.706	1*	16.122	18.225	11	16.491	18.652	30	12.161	13.756	1*
2011	19.706	20.811	1*	18.225	19.285	20	18.652	19.786	115	13.756	14.600	2
2012	20.811	22.550	1*	19.285	20.938	22	19.786	21.536	97	14.600	15.899	2
2013	22.550	31.114	1*	20.938	28.948	18	21.536	29.849	91	15.899	22.047	3
2014	31.114	31.326	1*	28.948	29.204	19	29.849	30.188	30	22.047	22.309	2
2015	31.326	32.901	1*	29.204	30.733	28	30.188	31.849	49	22.309	23.548	8
2016	32.901	34.782	1*	30.733	32.556	23	31.849	33.822	47	23.548	25.020	10
2017	34.782	40.300	1*	32.556	37.796	20	33.822	39.364	45	25.020	29.134	8
Delaware VIP® U.S. Growth Series - Service Class
2008	N/A	N/A	N/A	12.212	6.843	12	12.403	6.967	10	12.440	6.992	2
2009	N/A	N/A	N/A	6.843	9.593	27	6.967	9.792	26	6.992	9.831	2
2010	N/A	N/A	N/A	9.593	10.681	17	9.792	10.930	10	9.831	10.980	1*
2011	N/A	N/A	N/A	10.681	11.261	19	10.930	11.552	26	10.980	11.610	2
2012	N/A	N/A	N/A	11.261	12.806	36	11.552	13.170	476	11.610	13.242	2
2013	N/A	N/A	N/A	12.806	16.884	72	13.170	17.407	53	13.242	17.512	3
2014	N/A	N/A	N/A	16.884	18.625	49	17.407	19.251	50	17.512	19.377	3
2015	N/A	N/A	N/A	18.625	19.193	40	19.251	19.887	61	19.377	20.028	3
2016	N/A	N/A	N/A	19.193	17.788	29	19.887	18.478	37	20.028	18.617	3
2017	N/A	N/A	N/A	17.788	22.348	16	18.478	23.272	34	18.617	23.460	2
Delaware VIP® Value Series - Service Class
2008	17.869	11.617	1*	14.934	9.729	34	15.171	9.908	173	12.030	7.861	22
2009	11.617	13.377	1*	9.729	11.225	34	9.908	11.461	133	7.861	9.097	15
2010	N/A	N/A	N/A	11.225	12.696	27	11.461	12.994	116	9.097	10.319	12
2011	N/A	N/A	N/A	12.696	13.603	42	12.994	13.958	103	10.319	11.090	16
2012	N/A	N/A	N/A	13.603	15.266	30	13.958	15.704	174	11.090	12.484	15
2013	22.737	23.608	1*	15.266	19.969	26	15.704	20.592	168	12.484	16.378	31
2014	23.608	26.271	1*	19.969	22.266	39	20.592	23.019	187	16.378	18.317	20
2015	26.271	25.547	1*	22.266	21.696	22	23.019	22.486	168	18.317	17.902	15
2016	25.547	28.585	1*	21.696	24.324	36	22.486	25.273	181	17.902	20.131	16
2017	28.585	31.764	1*	24.324	27.083	32	25.273	28.210	138	20.131	22.481	14
B-4

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
Deutsche Alternative Asset Allocation VIP Portfolio - Class B
2009	N/A	N/A	N/A	10.772	11.462	1*	11.473	11.479	2	N/A	N/A	N/A
2010	N/A	N/A	N/A	11.462	12.607	17	11.479	12.657	59	N/A	N/A	N/A
2011	N/A	N/A	N/A	12.607	11.978	15	12.657	12.056	135	N/A	N/A	N/A
2012	N/A	N/A	N/A	11.978	12.847	6	12.056	12.963	48	N/A	N/A	N/A
2013	N/A	N/A	N/A	12.847	12.693	11	12.963	12.840	136	N/A	N/A	N/A
2014	N/A	N/A	N/A	12.693	12.851	12	12.840	13.032	62	13.170	13.068	3
2015	12.741	11.622	2	12.851	11.778	11	13.032	11.974	66	13.068	12.013	2
2016	11.622	11.942	2	11.778	12.127	12	11.974	12.360	57	12.013	12.406	2
2017	11.942	12.508	2	12.127	12.727	11	12.360	13.003	57	12.406	13.059	3
Deutsche Equity 500 Index VIP(1)
2008	15.343	9.410	7	15.485	9.516	12	15.665	9.650	23	N/A	N/A	N/A
2009	9.410	11.607	3	9.516	11.761	19	9.650	11.957	32	N/A	N/A	N/A
2010	N/A	N/A	N/A	11.761	13.208	19	11.957	13.462	26	N/A	N/A	N/A
2011	N/A	N/A	N/A	13.208	13.147	15	13.462	13.433	20	N/A	N/A	N/A
2012	N/A	N/A	N/A	13.147	14.881	14	13.433	15.243	18	N/A	N/A	N/A
2013	N/A	N/A	N/A	14.881	17.375	14	15.243	17.814	17	N/A	N/A	N/A
Deutsche Small Cap Index VIP(5)
2008	17.333	11.141	1*	17.493	11.266	4	17.697	11.426	22	11.944	7.716	2
2009	N/A	N/A	N/A	11.266	13.951	3	11.426	14.184	20	7.716	9.583	1*
2010	13.768	16.993	2	13.951	17.254	3	14.184	17.586	9	9.583	11.888	1*
2011	16.993	15.870	2	17.254	16.146	3	17.586	16.498	8	11.888	11.158	1*
2012	15.870	17.999	2	16.146	18.349	3	16.498	18.796	6	11.158	12.718	1*
2013	17.999	21.021	2	18.349	21.445	3	18.796	21.988	5	12.718	14.881	1*
Fidelity VIP Overseas(6)
2008	24.726	13.562	1*	20.454	11.241	33	20.777	11.447	47	15.981	8.809	8
2009	13.562	16.753	1*	11.241	13.914	24	11.447	14.205	40	8.809	10.937	7
2010	16.753	18.501	1*	13.914	15.397	14	14.205	15.757	67	10.937	12.138	8
2011	18.501	14.967	1*	15.397	12.481	14	15.757	12.805	290	12.138	9.869	8
2012	14.967	17.634	1*	12.481	14.734	16	12.805	15.155	68	9.869	11.686	8
2013	17.634	19.642	1*	14.734	16.424	15	15.155	16.909	68	11.686	13.041	7
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2008	20.148	11.301	15	19.783	11.118	214	20.100	11.325	681	20.159	11.363	34
2009	11.301	14.983	15	11.118	14.771	259	11.325	15.083	739	11.363	15.142	34
2010	14.983	17.147	16	14.771	16.938	247	15.083	17.338	754	15.142	17.415	45
2011	17.147	16.315	15	16.938	16.148	210	17.338	16.571	888	17.415	16.653	44
2012	16.315	18.545	14	16.148	18.393	186	16.571	18.922	719	16.653	19.025	41
2013	18.545	23.769	14	18.393	23.621	191	18.922	24.361	609	19.025	24.506	40
2014	23.769	25.975	5	23.621	25.864	163	24.361	26.742	475	24.506	26.914	33
2015	25.975	25.528	5	25.864	25.470	148	26.742	26.400	431	26.914	26.584	28
2016	25.528	26.917	4	25.470	26.909	131	26.400	27.962	384	26.584	28.170	27
2017	26.917	32.031	3	26.909	32.087	115	27.962	33.425	316	28.170	33.691	31
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Fidelity® VIP Growth Portfolio - Service Class 2
2008	17.966	9.265	1*	14.200	7.338	17	14.424	7.472	131	13.867	7.187	10
2009	9.265	11.604	1*	7.338	9.208	18	7.472	9.400	90	7.187	9.046	6
2010	11.604	14.067	1*	9.208	11.185	20	9.400	11.447	70	9.046	11.022	6
2011	14.067	13.763	1*	11.185	10.966	35	11.447	11.251	153	11.022	10.838	8
2012	13.763	15.411	1*	10.966	12.303	30	11.251	12.654	170	10.838	12.196	8
2013	15.411	20.513	1*	12.303	16.409	27	12.654	16.920	182	12.196	16.315	23
2014	20.513	22.288	1*	16.409	17.864	27	16.920	18.466	157	16.315	17.815	30
2015	22.288	23.320	1*	17.864	18.729	31	18.466	19.409	140	17.815	18.734	33
2016	23.320	22.949	1*	18.729	18.468	22	19.409	19.186	124	18.734	18.528	8
2017	22.949	30.282	1*	18.468	24.418	20	19.186	25.431	95	18.528	24.571	10
B-5

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2008	14.321	8.464	3	14.394	8.525	201	14.487	8.602	665	14.506	8.617	30
2009	8.464	11.578	2	8.525	11.684	87	8.602	11.818	430	8.617	11.845	16
2010	11.578	14.569	1*	11.684	14.732	95	11.818	14.939	476	11.845	14.981	14
2011	14.569	12.712	1*	14.732	12.880	93	14.939	13.093	615	14.981	13.136	10
2012	12.712	14.253	1*	12.880	14.470	81	13.093	14.747	345	13.136	14.803	8
2013	14.253	18.954	1*	14.470	19.281	76	14.747	19.699	290	14.803	19.784	9
2014	18.954	19.670	1*	19.281	20.050	78	19.699	20.535	261	19.784	20.634	9
2015	19.670	18.937	1*	20.050	19.342	61	20.535	19.860	269	20.634	19.965	9
2016	18.937	20.745	1*	19.342	21.230	61	19.860	21.853	245	19.965	21.980	11
2017	20.745	24.473	1*	21.230	25.096	50	21.853	25.897	213	21.980	26.061	14
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I
2017	N/A	N/A	N/A	10.387	11.520	12	10.618	11.553	54	N/A	N/A	N/A
Franklin Income VIP Fund - Class 2
2008	11.361	7.822	21	11.398	7.863	443	11.444	7.914	923	11.453	7.925	53
2009	7.822	10.380	6	7.863	10.456	347	7.914	10.550	689	7.925	10.570	38
2010	10.380	11.447	5	10.456	11.553	332	10.550	11.687	667	10.570	11.714	35
2011	11.447	11.471	5	11.553	11.600	289	11.687	11.764	667	11.714	11.797	36
2012	11.471	12.647	4	11.600	12.816	264	11.764	13.029	759	11.797	13.072	30
2013	12.647	14.104	3	12.816	14.320	269	13.029	14.595	719	13.072	14.651	43
2014	14.104	14.441	2	14.320	14.692	262	14.595	15.012	733	14.651	15.077	38
2015	14.441	13.137	1*	14.692	13.392	252	15.012	13.718	650	15.077	13.784	57
2016	13.137	14.661	1*	13.392	14.975	234	13.718	15.378	567	13.784	15.459	62
2017	14.661	15.737	1*	14.975	16.107	209	15.378	16.581	462	15.459	16.677	49
Franklin Mutual Shares VIP Fund - Class 2
2008	11.367	6.997	3	11.412	7.038	168	11.458	7.084	567	11.467	7.093	27
2009	6.997	8.631	2	7.038	8.700	106	7.084	8.779	409	7.093	8.795	12
2010	8.631	9.394	3	8.700	9.488	115	8.779	9.598	428	8.795	9.619	25
2011	9.394	9.098	3	9.488	9.207	101	9.598	9.337	429	9.619	9.363	25
2012	9.098	10.173	3	9.207	10.316	102	9.337	10.488	385	9.363	10.522	23
2013	10.173	12.770	3	10.316	12.976	103	10.488	13.225	343	10.522	13.275	19
2014	12.770	13.389	3	12.976	13.631	82	13.225	13.928	320	13.275	13.988	12
2015	13.389	12.457	3	13.631	12.708	64	13.928	13.017	287	13.988	13.079	25
2016	12.457	14.150	2	12.708	14.464	60	13.017	14.853	263	13.079	14.931	24
2017	14.150	15.005	1*	14.464	15.369	56	14.853	15.822	243	14.931	15.913	24
FTVIPT Franklin Small-Mid Cap Growth Securities(5)
2008	20.063	11.291	1*	15.112	8.522	51	15.352	8.679	127	15.396	8.708	14
2009	11.291	15.867	1*	8.522	11.999	44	8.679	12.251	157	8.708	12.298	9
2010	15.867	19.819	1*	11.999	15.019	39	12.251	15.372	233	12.298	15.439	9
2011	19.819	18.460	1*	15.019	14.017	39	15.372	14.382	113	15.439	14.452	10
2012	N/A	N/A	N/A	14.017	15.238	26	14.382	15.674	84	14.452	15.758	8
2013	N/A	N/A	N/A	15.238	17.736	26	15.674	18.262	73	15.758	18.363	7
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares
2017	N/A	N/A	N/A	11.161	12.264	19	10.806	12.300	5	11.146	12.307	3
Invesco V.I. International Growth Fund - Series II Shares
2014	N/A	N/A	N/A	22.220	21.820	1*	23.741	22.560	3	22.764	22.707	1*
2015	N/A	N/A	N/A	21.820	20.839	1*	22.560	21.600	11	22.707	21.751	2
2016	N/A	N/A	N/A	20.839	20.294	2	21.600	21.088	11	21.751	21.246	6
2017	N/A	N/A	N/A	20.294	24.425	1*	21.088	25.444	15	21.246	25.648	2
JPMorgan Insurance Trust Core Bond Portfolio - Class 2
2017	N/A	N/A	N/A	9.926	9.863	2	9.758	9.891	28	N/A	N/A	N/A
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2
2015	N/A	N/A	N/A	N/A	N/A	N/A	9.593	9.416	4	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	9.416	9.797	4	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	9.797	11.255	4	N/A	N/A	N/A
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A	10.951	11.158	12	9.974	11.185	29	N/A	N/A	N/A
2015	N/A	N/A	N/A	11.158	10.478	10	11.185	10.530	53	11.251	10.541	2
2016	N/A	N/A	N/A	10.478	12.067	32	10.530	12.158	91	10.541	12.176	1*
2017	12.471	13.311	1*	12.067	13.418	8	12.158	13.553	101	12.176	13.580	1*
B-6

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
LVIP American Global Growth Fund - Service Class II
2010	N/A	N/A	N/A	12.354	12.341	1*	12.189	12.357	23	N/A	N/A	N/A
2011	N/A	N/A	N/A	12.341	10.983	3	12.357	11.024	87	12.360	11.032	1*
2012	N/A	N/A	N/A	10.983	13.152	10	11.024	13.234	20	11.032	13.251	4
2013	15.778	16.482	1*	13.152	16.599	63	13.234	16.744	31	13.251	16.773	5
2014	16.482	16.433	2	16.599	16.582	60	16.744	16.770	37	16.773	16.807	7
2015	16.433	17.141	2	16.582	17.331	55	16.770	17.571	49	16.807	17.619	5
2016	17.141	16.816	2	17.331	17.037	104	17.571	17.316	46	17.619	17.372	6
2017	16.816	21.560	2	17.037	21.886	110	17.316	22.300	34	17.372	22.384	6
LVIP American Global Small Capitalization Fund - Service Class II
2010	N/A	N/A	N/A	12.646	12.727	1*	12.493	12.743	33	N/A	N/A	N/A
2011	N/A	N/A	N/A	12.727	10.049	2	12.743	10.087	25	12.746	10.095	1*
2012	N/A	N/A	N/A	10.049	11.605	3	10.087	11.678	40	10.095	11.692	1*
2013	N/A	N/A	N/A	11.605	14.543	5	11.678	14.671	128	11.692	14.697	1*
2014	N/A	N/A	N/A	14.543	14.503	3	14.671	14.668	52	14.697	14.701	1*
2015	N/A	N/A	N/A	14.503	14.202	3	14.668	14.399	54	14.701	14.439	1*
2016	N/A	N/A	N/A	14.202	14.162	2	14.399	14.394	50	14.439	14.441	1*
2017	N/A	N/A	N/A	14.162	17.419	2	14.394	17.749	55	14.441	17.816	1*
LVIP American Growth Fund - Service Class II
2010	N/A	N/A	N/A	11.857	12.457	1*	12.212	12.473	11	12.332	12.476	1*
2011	N/A	N/A	N/A	12.457	11.645	19	12.473	11.689	100	12.476	11.698	1*
2012	N/A	N/A	N/A	11.645	13.413	40	11.689	13.497	121	11.698	13.514	7
2013	N/A	N/A	N/A	13.413	17.055	132	13.497	17.205	127	13.514	17.235	11
2014	N/A	N/A	N/A	17.055	18.085	140	17.205	18.290	142	17.235	18.331	11
2015	N/A	N/A	N/A	18.085	18.883	120	18.290	19.145	159	18.331	19.197	8
2016	N/A	N/A	N/A	18.883	20.204	116	19.145	20.535	154	19.197	20.602	8
2017	N/A	N/A	N/A	20.204	25.328	118	20.535	25.807	166	20.602	25.904	9
LVIP American Growth-Income Fund - Service Class II
2010	N/A	N/A	N/A	11.452	12.141	1*	11.489	12.156	15	N/A	N/A	N/A
2011	N/A	N/A	N/A	12.141	11.641	10	12.156	11.685	97	N/A	N/A	N/A
2012	N/A	N/A	N/A	11.641	13.362	22	11.685	13.446	119	12.148	13.463	4
2013	N/A	N/A	N/A	13.362	17.431	30	13.446	17.585	131	13.463	17.615	7
2014	N/A	N/A	N/A	17.431	18.849	48	17.585	19.062	152	17.615	19.105	9
2015	N/A	N/A	N/A	18.849	18.692	52	19.062	18.951	176	19.105	19.003	4
2016	N/A	N/A	N/A	18.692	20.376	34	18.951	20.710	178	19.003	20.777	4
2017	N/A	N/A	N/A	20.376	24.370	41	20.710	24.831	182	20.777	24.925	4
LVIP American International Fund - Service Class II
2010	N/A	N/A	N/A	12.194	12.234	1*	11.624	12.250	35	12.215	12.253	1*
2011	N/A	N/A	N/A	12.234	10.279	12	12.250	10.318	62	12.253	10.326	2
2012	N/A	N/A	N/A	10.279	11.840	13	10.318	11.915	92	10.326	11.930	2
2013	N/A	N/A	N/A	11.840	14.068	16	11.915	14.192	88	11.930	14.216	1*
2014	N/A	N/A	N/A	14.068	13.382	17	14.192	13.534	103	14.216	13.564	1*
2015	N/A	N/A	N/A	13.382	12.489	13	13.534	12.662	134	13.564	12.697	2
2016	N/A	N/A	N/A	12.489	12.633	13	12.662	12.840	141	12.697	12.882	2
2017	N/A	N/A	N/A	12.633	16.310	12	12.840	16.619	154	12.882	16.681	4
LVIP Baron Growth Opportunities Fund - Service Class
2008	10.713	6.381	3	10.748	6.415	63	10.791	6.457	202	10.800	6.465	5
2009	6.381	8.639	1*	6.415	8.702	41	6.457	8.781	291	6.465	8.797	2
2010	8.639	10.687	1*	8.702	10.786	39	8.781	10.911	386	8.797	10.936	3
2011	10.687	10.880	1*	10.786	11.003	39	10.911	11.158	176	10.936	11.190	3
2012	10.880	12.592	1*	11.003	12.759	48	11.158	12.972	409	11.190	13.015	5
2013	12.592	17.261	1*	12.759	17.526	96	12.972	17.863	374	13.015	17.931	7
2014	17.261	17.714	1*	17.526	18.022	94	17.863	18.414	366	17.931	18.494	6
2015	17.714	16.510	1*	18.022	16.831	87	18.414	17.240	366	18.494	17.323	6
2016	16.510	17.059	1*	16.831	17.425	84	17.240	17.894	153	17.323	17.989	10
2017	17.059	21.244	1*	17.425	21.743	87	17.894	22.384	108	17.989	22.514	4
B-7

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class
2008	11.557	6.958	1*	11.616	7.008	13	11.691	7.071	355	11.706	7.084	1*
2009	6.958	8.376	1*	7.008	8.453	18	7.071	8.550	62	N/A	N/A	N/A
2010	8.376	9.644	1*	8.453	9.752	19	8.550	9.889	44	N/A	N/A	N/A
2011	9.644	9.173	1*	9.752	9.295	18	9.889	9.449	36	N/A	N/A	N/A
2012	9.173	10.475	1*	9.295	10.636	25	9.449	10.840	61	10.724	10.881	1*
2013	10.475	12.091	1*	10.636	12.300	36	10.840	12.567	148	10.881	12.621	2
2014	12.091	12.215	1*	12.300	12.452	45	12.567	12.753	210	12.621	12.815	26
2015	12.215	11.346	6	12.452	11.589	58	12.753	11.900	241	12.815	11.963	22
2016	11.346	12.401	6	11.589	12.693	56	11.900	13.065	329	11.963	13.141	12
2017	12.401	14.097	6	12.693	14.457	53	13.065	14.919	308	13.141	15.013	13
LVIP BlackRock Emerging Markets Managed Volatility(10)
2012	N/A	N/A	N/A	N/A	N/A	N/A	10.548	10.969	1*	10.315	10.971	1*
2013	N/A	N/A	N/A	10.810	9.874	1*	10.969	9.907	93	10.971	9.914	2
2014	N/A	N/A	N/A	9.874	9.186	3	9.907	9.240	110	9.914	9.251	26
2015	N/A	N/A	N/A	9.186	7.638	14	9.240	7.702	139	9.251	7.715	10
2016	N/A	N/A	N/A	7.638	8.000	12	7.702	8.086	131	7.715	8.104	9
LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Service Class
2013	N/A	N/A	N/A	9.775	10.385	30	10.066	10.401	277	10.257	10.404	1*
2014	N/A	N/A	N/A	10.385	10.128	45	10.401	10.169	645	10.404	10.178	13
2015	N/A	N/A	N/A	10.128	9.470	59	10.169	9.532	726	10.178	9.545	13
2016	N/A	N/A	N/A	9.470	9.519	68	9.532	9.606	535	9.545	9.623	15
2017	N/A	N/A	N/A	9.519	10.531	47	9.606	10.653	500	9.623	10.678	14
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class
2016	N/A	N/A	N/A	N/A	N/A	N/A	10.177	10.128	23	N/A	N/A	N/A
2017	N/A	N/A	N/A	11.323	11.299	10	10.128	11.346	54	N/A	N/A	N/A
LVIP BlackRock Inflation Protected Bond Fund - Service Class
2010	N/A	N/A	N/A	10.301	10.077	8	10.249	10.093	260	10.062	10.096	1*
2011	N/A	N/A	N/A	10.077	11.056	54	10.093	11.101	511	10.096	11.110	5
2012	11.512	11.459	2	11.056	11.520	96	11.101	11.596	630	11.110	11.611	4
2013	11.459	10.255	13	11.520	10.329	196	11.596	10.423	1,141	11.611	10.442	38
2014	10.255	10.326	14	10.329	10.421	157	10.423	10.543	893	10.442	10.567	34
2015	10.326	9.801	15	10.421	9.912	121	10.543	10.053	837	10.567	10.081	37
2016	9.801	9.912	9	9.912	10.044	135	10.053	10.212	722	10.081	10.246	32
2017	9.912	9.889	9	10.044	10.040	138	10.212	10.234	813	10.246	10.273	34
LVIP BlackRock Scientific Allocation Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	13.215	13.232	1*	N/A	N/A	N/A
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class
2016	N/A	N/A	N/A	N/A	N/A	N/A	10.219	10.413	10	N/A	N/A	N/A
2017	N/A	N/A	N/A	11.586	11.530	5	10.413	11.578	66	10.504	11.587	8
LVIP BlackRock U.S. Opportunities Managed Volatility(11)
2015	N/A	N/A	N/A	9.224	8.969	1*	10.127	8.984	11	10.128	8.987	1*
2016	N/A	N/A	N/A	8.969	9.331	1*	8.984	9.368	10	8.987	9.376	1*
LVIP Blended Core Equity Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A	10.040	10.391	1*	9.897	10.417	15	N/A	N/A	N/A
2015	N/A	N/A	N/A	10.391	9.759	1*	10.417	9.808	30	N/A	N/A	N/A
2016	N/A	N/A	N/A	9.759	10.398	8	9.808	10.477	35	N/A	N/A	N/A
2017	N/A	N/A	N/A	10.398	12.299	8	10.477	12.423	46	10.611	12.448	8
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class
2008	15.991	9.239	13	16.141	9.344	12	16.328	9.476	57	16.362	9.501	6
2009	9.239	12.494	12	9.344	12.662	16	9.476	12.872	115	9.501	12.912	5
2010	12.494	13.583	12	12.662	13.792	10	12.872	14.057	94	12.912	14.108	7
2011	13.583	12.506	12	13.792	12.724	8	14.057	13.001	47	14.108	13.055	1*
2012	12.506	14.211	11	12.724	14.488	8	13.001	14.840	56	13.055	14.909	1*
2013	14.211	17.412	12	14.488	17.786	12	14.840	18.264	94	14.909	18.358	3
2014	17.412	17.908	1*	17.786	18.330	16	18.264	18.870	108	18.358	18.976	2
2015	17.908	17.718	1*	18.330	18.172	27	18.870	18.754	140	18.976	18.869	2
2016	17.718	17.071	1*	18.172	17.543	27	18.754	18.150	129	18.869	18.271	4
2017	17.071	21.021	1*	17.543	21.646	43	18.150	22.451	110	18.271	22.611	2
B-8

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
LVIP Blended Mid Cap Managed Volatility Fund - Service Class
2008	10.099	5.346	1*	10.925	5.418	11	10.832	5.385	62	10.836	5.390	2
2009	5.346	7.747	1*	5.418	7.866	13	5.385	7.838	38	5.390	7.849	2
2010	7.747	9.624	1*	7.866	9.792	12	7.838	9.782	106	7.849	9.800	2
2011	9.624	8.682	1*	9.792	8.851	11	9.782	8.864	52	9.800	8.885	3
2012	8.682	9.025	1*	8.851	9.220	10	8.864	9.256	52	8.885	9.282	4
2013	9.025	10.999	1*	9.220	11.259	10	9.256	11.332	163	9.282	11.369	5
2014	10.999	9.953	1*	11.259	10.208	13	11.332	10.300	220	11.369	10.339	4
2015	9.953	9.309	1*	10.208	9.567	30	10.300	9.677	213	10.339	9.719	4
2016	9.309	9.293	2	9.567	9.570	44	9.677	9.704	238	9.719	9.751	9
2017	9.293	11.392	1*	9.570	11.754	49	9.704	11.949	210	9.751	12.013	11
LVIP Clarion Global Real Estate Fund - Service Class
2008	8.193	4.637	1*	8.203	4.652	88	8.216	4.670	118	8.218	4.674	5
2009	4.637	6.239	1*	4.652	6.272	70	4.670	6.313	112	4.674	6.321	7
2010	6.239	7.185	1*	6.272	7.237	64	6.313	7.303	104	6.321	7.316	6
2011	7.185	6.406	1*	7.237	6.465	59	7.303	6.540	105	7.316	6.556	7
2012	6.406	7.799	1*	6.465	7.887	57	6.540	7.999	110	6.556	8.021	7
2013	7.799	7.865	1*	7.887	7.970	74	7.999	8.103	112	8.021	8.130	14
2014	7.865	8.745	1*	7.970	8.879	82	8.103	9.050	110	8.130	9.084	9
2015	8.745	8.433	3	8.879	8.580	78	9.050	8.767	378	9.084	8.805	9
2016	8.433	8.331	3	8.580	8.493	56	8.767	8.700	330	8.805	8.742	7
2017	8.331	9.017	3	8.493	9.211	39	8.700	9.459	339	8.742	9.509	8
LVIP ClearBridge Large Cap Managed Volatility Fund - Service Class
2015	N/A	N/A	N/A	9.941	9.224	9	10.007	9.239	22	9.910	9.243	1*
2016	N/A	N/A	N/A	9.224	9.355	11	9.239	9.395	38	9.243	9.403	1*
2017	N/A	N/A	N/A	9.355	10.792	9	9.395	10.865	31	9.403	10.879	1*
LVIP Delaware Bond Fund - Service Class
2008	10.823	10.247	1*	10.923	10.363	322	11.050	10.510	1,206	10.502	9.993	144
2009	10.247	11.883	6	10.363	12.041	353	10.510	12.242	1,414	9.993	11.646	120
2010	11.883	12.574	7	12.041	12.767	391	12.242	13.013	1,699	11.646	12.385	126
2011	12.574	13.200	7	12.767	13.430	375	13.013	13.722	1,172	12.385	13.067	90
2012	13.200	13.725	6	13.430	13.992	389	13.722	14.332	1,190	13.067	13.655	105
2013	13.725	13.078	3	13.992	13.359	330	14.332	13.718	1,083	13.655	13.076	107
2014	13.078	13.517	3	13.359	13.835	328	13.718	14.242	1029	13.076	13.583	71
2015	13.517	13.234	4	13.835	13.572	306	14.242	14.007	1135	13.583	13.365	58
2016	13.234	13.259	4	13.572	13.625	334	14.007	14.097	1141	13.365	13.458	67
2017	13.259	13.497	3	13.625	13.897	273	14.097	14.415	979	13.458	13.767	65
LVIP Delaware Diversified Floating Rate Fund - Service Class
2010	N/A	N/A	N/A	10.018	10.018	2	10.030	10.034	42	10.041	10.037	1*
2011	N/A	N/A	N/A	10.018	9.777	15	10.034	9.817	465	10.037	9.825	2
2012	N/A	N/A	N/A	9.777	9.968	16	9.817	10.034	573	9.825	10.047	4
2013	9.745	9.754	1*	9.968	9.825	164	10.034	9.914	1,451	10.047	9.932	8
2014	9.754	9.581	3	9.825	9.670	184	9.914	9.783	1220	9.932	9.805	31
2015	9.581	9.286	3	9.670	9.391	171	9.783	9.524	1474	9.805	9.551	40
2016	9.286	9.271	1*	9.391	9.395	104	9.524	9.551	1120	9.551	9.583	22
2017	9.271	9.280	1*	9.395	9.423	114	9.551	9.604	1140	9.583	9.641	23
LVIP Delaware Social Awareness Fund - Service Class
2008	N/A	N/A	N/A	16.362	10.487	1*	16.552	10.636	20	11.986	7.706	1*
2009	N/A	N/A	N/A	10.487	13.323	3	10.636	13.546	21	7.706	9.819	2
2010	N/A	N/A	N/A	13.323	14.527	3	13.546	14.806	17	9.819	10.738	1*
2011	N/A	N/A	N/A	14.527	14.287	1*	14.806	14.599	14	10.738	10.593	1*
2012	N/A	N/A	N/A	14.287	16.097	2	14.599	16.488	12	10.593	11.970	1*
2013	N/A	N/A	N/A	16.097	21.345	4	16.488	21.919	18	11.970	15.921	1*
2014	N/A	N/A	N/A	21.345	24.030	3	21.919	24.738	25	15.921	17.977	1*
2015	N/A	N/A	N/A	24.030	23.328	8	24.738	24.076	20	17.977	17.505	1*
2016	N/A	N/A	N/A	23.328	24.311	2	24.076	25.153	16	17.505	18.297	1*
2017	N/A	N/A	N/A	24.311	28.556	2	25.153	29.619	13	18.297	21.556	1*
B-9

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
LVIP Delaware Special Opportunities Fund - Service Class
2008	N/A	N/A	N/A	8.307	5.649	9	9.137	5.672	14	8.732	5.677	1*
2009	N/A	N/A	N/A	5.649	7.202	9	5.672	7.249	10	5.677	7.258	1*
2010	N/A	N/A	N/A	7.202	9.194	16	7.249	9.277	41	7.258	9.294	1*
2011	N/A	N/A	N/A	9.194	8.518	6	9.277	8.616	186	9.294	8.636	1*
2012	N/A	N/A	N/A	8.518	9.567	10	8.616	9.702	61	8.636	9.730	3
2013	N/A	N/A	N/A	9.567	12.509	8	9.702	12.717	44	9.730	12.759	3
2014	N/A	N/A	N/A	12.509	13.157	9	12.717	13.409	44	12.759	13.461	2
2015	N/A	N/A	N/A	13.157	12.891	11	13.409	13.172	49	13.461	13.229	2
2016	N/A	N/A	N/A	12.891	15.169	8	13.172	15.538	56	13.229	15.613	3
2017	N/A	N/A	N/A	15.169	17.456	8	15.538	17.925	49	15.613	18.020	3
LVIP Delaware Wealth Builder Fund - Service Class(7)
2008	15.175	9.893	3	15.315	10.004	51	15.494	10.146	101	15.529	10.175	20
2009	9.893	12.748	1*	10.004	12.917	26	10.146	13.133	84	10.175	13.177	4
2010	12.748	13.999	1*	12.917	14.214	24	13.133	14.488	57	13.177	14.543	3
2011	13.999	13.390	1*	14.214	13.623	24	14.488	13.920	47	14.543	13.980	3
2012	13.390	14.811	1*	13.623	15.099	27	13.920	15.466	31	13.980	15.541	3
2013	N/A	N/A	N/A	15.099	17.759	27	15.466	18.237	28	15.541	18.334	2
2014	N/A	N/A	N/A	17.759	18.126	26	18.237	18.661	27	18.334	18.770	3
2015	N/A	N/A	N/A	18.126	17.496	25	18.661	18.057	26	18.770	18.171	3
2016	N/A	N/A	N/A	17.496	18.077	25	18.057	18.703	22	18.171	18.831	3
2017	N/A	N/A	N/A	18.077	19.858	13	18.703	20.597	22	18.831	20.748	3
LVIP Dimensional International Core Equity Fund - Service Class
2015	N/A	N/A	N/A	N/A	N/A	N/A	10.015	8.964	19	8.830	8.967	1*
2016	N/A	N/A	N/A	N/A	N/A	N/A	8.964	9.186	31	8.967	9.194	17
2017	N/A	N/A	N/A	N/A	N/A	N/A	9.186	11.471	49	9.194	11.488	5
LVIP Dimensional International Equity Managed Volatility Fund - Service Class
2011	N/A	N/A	N/A	9.983	8.282	2	9.948	8.295	27	N/A	N/A	N/A
2012	N/A	N/A	N/A	8.282	9.622	1*	8.295	9.662	91	N/A	N/A	N/A
2013	N/A	N/A	N/A	9.622	10.836	9	9.662	10.908	282	10.372	10.922	5
2014	N/A	N/A	N/A	10.836	9.805	9	10.908	9.895	529	10.922	9.912	10
2015	N/A	N/A	N/A	9.805	9.211	25	9.895	9.318	567	9.912	9.340	12
2016	N/A	N/A	N/A	9.211	9.188	27	9.318	9.319	502	9.340	9.345	9
2017	10.069	11.190	1*	9.188	11.340	31	9.319	11.529	423	9.345	11.568	8
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class
2008	10.923	7.358	1*	11.806	7.410	5	11.882	7.477	24	11.897	7.490	3
2009	7.358	8.946	1*	7.410	9.029	5	7.477	9.132	37	7.490	9.153	1*
2010	8.946	9.854	1*	9.029	9.965	7	9.132	10.105	41	9.153	10.133	1*
2011	9.854	9.726	1*	9.965	9.855	5	10.105	10.018	23	10.133	10.051	1*
2012	9.726	10.939	1*	9.855	11.106	4	10.018	11.318	29	10.051	11.361	1*
2013	10.939	14.218	1*	11.106	14.464	4	11.318	14.777	23	11.361	14.840	1*
2014	14.218	15.694	1*	14.464	15.997	3	14.777	16.384	22	14.840	16.463	1*
2015	15.694	15.000	1*	15.997	15.320	2	16.384	15.731	25	16.463	15.814	10
2016	15.000	16.737	1*	15.320	17.129	5	15.731	17.632	48	15.814	17.734	10
2017	16.737	19.732	1*	17.129	20.235	4	17.632	20.881	60	17.734	21.012	11
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	8.781	10.714	3	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	10.714	12.431	17	N/A	N/A	N/A
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class
2011	N/A	N/A	N/A	9.642	9.335	2	9.522	9.351	34	9.080	9.353	1*
2012	N/A	N/A	N/A	9.335	10.722	2	9.351	10.767	110	9.353	10.774	2
2013	N/A	N/A	N/A	10.722	13.549	16	10.767	13.639	442	10.774	13.656	25
2014	N/A	N/A	N/A	13.549	13.877	14	13.639	14.004	547	13.656	14.028	5
2015	13.609	12.425	1*	13.877	12.541	26	14.004	12.688	514	14.028	12.716	12
2016	N/A	N/A	N/A	12.541	13.635	28	12.688	13.829	399	12.716	13.866	14
2017	14.262	15.685	1*	13.635	15.895	28	13.829	16.161	339	13.866	16.213	5
B-10

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
LVIP Dimensional/Vanguard Total Bond Fund - Service Class
2011	N/A	N/A	N/A	10.042	10.321	9	10.053	10.337	92	N/A	N/A	N/A
2012	N/A	N/A	N/A	10.321	10.474	7	10.337	10.517	193	10.550	10.525	3
2013	N/A	N/A	N/A	10.474	9.963	9	10.517	10.029	483	10.525	10.042	4
2014	N/A	N/A	N/A	9.963	10.200	15	10.029	10.293	695	10.042	10.312	7
2015	N/A	N/A	N/A	10.200	10.009	37	10.293	10.126	668	10.312	10.149	12
2016	N/A	N/A	N/A	10.009	9.996	48	10.126	10.138	1022	10.149	10.167	18
2017	N/A	N/A	N/A	9.996	10.067	52	10.138	10.235	986	10.167	10.269	11
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class
2008	9.762	5.933	2	9.774	5.952	45	9.789	5.976	248	9.792	5.981	1*
2009	5.933	7.422	1*	5.952	7.461	35	5.976	7.509	212	5.981	7.519	3
2010	7.422	7.722	1*	7.461	7.778	29	7.509	7.848	314	7.519	7.863	7
2011	7.722	7.305	1*	7.778	7.373	33	7.848	7.458	308	7.863	7.476	9
2012	7.305	8.645	1*	7.373	8.742	48	7.458	8.866	309	7.476	8.891	6
2013	8.645	10.122	1*	8.742	10.257	128	8.866	10.428	555	8.891	10.462	10
2014	10.122	9.686	1*	10.257	9.834	142	10.428	10.023	628	10.462	10.062	17
2015	9.686	8.697	2	9.834	8.848	157	10.023	9.041	647	10.062	9.080	18
2016	8.697	8.696	1*	8.848	8.865	68	9.041	9.081	558	9.080	9.124	24
2017	8.696	10.307	1*	8.865	10.528	61	9.081	10.811	501	9.124	10.869	20
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	10.529	10.970	5	N/A	N/A	N/A
LVIP Franklin Templeton Value Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A	10.132	10.232	2	9.985	10.252	18	N/A	N/A	N/A
2015	N/A	N/A	N/A	10.232	9.229	6	10.252	9.270	63	10.390	9.281	2
2016	9.682	9.981	1*	9.229	10.041	10	9.270	10.112	71	9.281	10.129	3
2017	9.981	10.826	1*	10.041	10.913	11	10.112	11.017	65	10.129	11.041	1*
LVIP Global Conservative Allocation Managed Risk Fund - Service Class
2008	11.264	9.142	2	11.541	9.207	144	11.615	9.290	562	11.630	9.306	64
2009	9.142	11.143	12	9.207	11.246	180	9.290	11.375	692	9.306	11.401	86
2010	11.143	12.022	12	11.246	12.157	143	11.375	12.327	750	11.401	12.362	80
2011	12.022	12.170	12	12.157	12.331	184	12.327	12.535	601	12.362	12.576	78
2012	12.170	13.043	12	12.331	13.242	193	12.535	13.495	933	12.576	13.546	61
2013	13.043	13.975	12	13.242	14.216	154	13.495	14.524	1,027	13.546	14.586	65
2014	13.975	14.420	12	14.216	14.699	138	14.524	15.054	1059	14.586	15.127	78
2015	14.420	13.798	12	14.699	14.093	82	15.054	14.470	1034	15.127	14.547	79
2016	13.798	14.146	12	14.093	14.477	86	14.470	14.902	1016	14.547	14.989	78
2017	14.146	15.261	13	14.477	15.649	78	14.902	16.149	913	14.989	16.251	75
LVIP Global Growth Allocation Managed Risk Fund - Service Class
2008	12.683	8.244	1*	12.748	8.303	189	12.830	8.378	728	12.847	8.393	35
2009	8.244	10.385	1*	8.303	10.481	161	8.378	10.601	774	8.393	10.625	35
2010	10.385	11.428	1*	10.481	11.556	161	10.601	11.718	991	10.625	11.751	25
2011	11.428	11.157	1*	11.556	11.305	188	11.718	11.492	1,046	11.751	11.530	17
2012	11.157	11.889	1*	11.305	12.070	239	11.492	12.301	1,212	11.530	12.348	13
2013	11.889	13.180	5	12.070	13.407	302	12.301	13.698	2,080	12.348	13.757	41
2014	13.180	13.313	5	13.407	13.570	341	13.698	13.899	2387	13.757	13.965	40
2015	13.313	12.517	4	13.570	12.785	356	13.899	13.127	2328	13.965	13.197	97
2016	N/A	N/A	N/A	12.785	13.101	318	13.127	13.485	2314	13.197	13.563	142
2017	N/A	N/A	N/A	13.101	14.819	244	13.485	15.292	2076	13.563	15.388	83
LVIP Global Income Fund - Service Class
2009	10.456	10.639	1*	10.237	10.652	16	10.239	10.668	115	10.322	10.668	1*
2010	10.639	11.393	1*	10.652	11.430	83	10.668	11.476	381	10.668	11.482	3
2011	11.393	11.243	1*	11.430	11.302	103	11.476	11.376	585	11.482	11.388	6
2012	N/A	N/A	N/A	11.302	11.907	109	11.376	12.015	595	11.388	12.033	8
2013	N/A	N/A	N/A	11.907	11.319	103	12.015	11.450	639	12.033	11.474	10
2014	N/A	N/A	N/A	11.319	11.288	56	11.450	11.447	690	11.474	11.476	22
2015	11.100	10.676	4	11.288	10.819	57	11.447	10.999	616	11.476	11.032	9
2016	10.676	10.476	4	10.819	10.637	54	10.999	10.841	572	11.032	10.880	11
2017	10.476	10.744	5	10.637	10.931	55	10.841	11.169	552	10.880	11.214	14
B-11

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
LVIP Global Moderate Allocation Managed Risk Fund - Service Class
2008	12.183	8.727	8	12.245	8.789	342	12.324	8.868	1,285	12.340	8.884	137
2009	8.727	10.909	5	8.789	11.010	380	8.868	11.136	1,374	8.884	11.162	139
2010	10.909	11.925	3	11.010	12.058	350	11.136	12.227	1,424	11.162	12.261	120
2011	11.925	11.778	3	12.058	11.933	354	12.227	12.131	1,430	12.261	12.171	93
2012	11.778	12.601	2	11.933	12.794	362	12.131	13.038	2,084	12.171	13.088	122
2013	12.601	13.762	8	12.794	14.000	347	13.038	14.303	2,854	13.088	14.364	114
2014	13.762	13.992	8	14.000	14.263	301	14.303	14.608	2961	14.364	14.678	121
2015	13.992	13.199	17	14.263	13.481	270	14.608	13.842	3015	14.678	13.916	189
2016	13.199	13.445	17	13.481	13.760	259	13.842	14.163	2661	13.916	14.246	146
2017	13.445	15.006	17	13.760	15.388	171	14.163	15.880	2343	14.246	15.980	141
LVIP Goldman Sachs Income Builder Fund - Service Class
2017	N/A	N/A	N/A	10.545	10.822	1*	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Government Money Market Fund - Service Class
2008	10.235	10.227	12	10.330	10.342	683	10.450	10.488	2,077	10.656	10.701	2,967
2009	10.227	10.017	4	10.342	10.151	415	10.488	10.320	1,899	10.701	10.535	3,023
2010	10.017	9.808	9	10.151	9.959	355	10.320	10.151	1,692	10.535	10.367	3,024
2011	9.808	9.603	8	9.959	9.770	483	10.151	9.982	1,699	10.367	10.200	139
2012	9.603	9.401	8	9.770	9.583	437	9.982	9.817	1,615	10.200	10.036	95
2013	9.401	9.203	31	9.583	9.401	406	9.817	9.654	1,256	10.036	9.874	122
2014	9.203	9.010	6	9.401	9.221	221	9.654	9.493	1243	9.874	9.715	93
2015	9.010	8.820	5	9.221	9.045	264	9.493	9.335	1369	9.715	9.558	201
2016	8.820	8.635	5	9.045	8.873	122	9.335	9.180	558	9.558	9.404	112
2017	8.635	8.466	5	8.873	8.717	92	9.180	9.042	750	9.404	9.267	349
2006	N/A	N/A	N/A	11.420	12.307	1*	12.349	12.356	1*	N/A	N/A	N/A
LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A	10.353	10.236	2	9.774	10.244	3	N/A	N/A	N/A
2015	N/A	N/A	N/A	10.236	9.519	2	10.244	9.550	21	10.309	9.566	1*
2016	N/A	N/A	N/A	9.519	10.339	10	9.550	10.399	81	9.566	10.421	4
2017	N/A	N/A	N/A	10.339	11.228	10	10.399	11.322	75	10.421	11.351	4
LVIP Invesco Select Equity Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A	10.025	10.247	1*	9.542	10.272	30	10.364	10.274	17
2015	N/A	N/A	N/A	10.247	9.154	1*	10.272	9.200	39	10.274	9.205	1*
2016	N/A	N/A	N/A	9.154	9.503	1*	9.200	9.575	31	9.205	9.586	2
2017	9.912	10.879	1*	9.503	10.966	2	9.575	11.076	27	N/A	N/A	N/A
LVIP JPMorgan High Yield Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	10.700	10.798	52	N/A	N/A	N/A
2011	N/A	N/A	N/A	10.782	10.841	25	10.798	10.885	248	10.802	10.894	1*
2012	N/A	N/A	N/A	10.841	12.188	30	10.885	12.268	287	10.894	12.284	6
2013	N/A	N/A	N/A	12.188	12.706	33	12.268	12.821	419	12.284	12.844	7
2014	N/A	N/A	N/A	12.706	12.782	51	12.821	12.931	275	12.844	12.961	7
2015	N/A	N/A	N/A	12.782	12.012	46	12.931	12.182	207	12.961	12.216	9
2016	N/A	N/A	N/A	12.012	13.309	34	12.182	13.531	389	12.216	13.576	10
2017	N/A	N/A	N/A	13.309	13.902	32	13.531	14.169	282	13.576	14.223	7
LVIP JPMorgan Retirement Income Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	12.204	12.290	2	N/A	N/A	N/A
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class
2008	8.907	6.012	1*	8.699	6.032	8	9.352	6.056	17	5.813	6.055	1*
2009	6.012	7.317	1*	6.032	7.356	3	6.056	7.404	13	6.055	7.406	1*
2010	7.317	8.913	1*	7.356	8.978	5	7.404	9.059	22	7.406	9.066	3
2011	8.913	8.548	1*	8.978	8.628	6	9.059	8.728	30	9.066	8.739	3
2012	8.548	9.493	1*	8.628	9.601	9	8.728	9.736	52	8.739	9.754	3
2013	9.493	11.509	1*	9.601	11.663	17	9.736	11.857	169	9.754	11.884	3
2014	11.509	12.148	1*	11.663	12.335	25	11.857	12.572	185	11.884	12.607	18
2015	12.148	10.942	1*	12.335	11.133	36	12.572	11.375	228	12.607	11.413	3
2016	10.942	11.751	1*	11.133	11.980	42	11.375	12.271	463	11.413	12.317	7
2017	11.751	13.158	1*	11.980	13.441	45	12.271	13.802	438	12.317	13.861	4
B-12

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
LVIP Managed Risk Profile 2010 Fund - Service Class
2008	N/A	N/A	N/A	N/A	N/A	N/A	10.054	7.784	46	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	7.784	9.496	42	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	9.496	10.380	40	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	10.380	10.307	40	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	10.307	10.971	32	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	10.971	11.721	14	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	11.721	12.043	1*	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	12.043	11.621	1*	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Managed Risk Profile 2020 Fund - Service Class
2008	N/A	N/A	N/A	N/A	N/A	N/A	10.277	7.369	23	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	7.369	9.081	27	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	9.081	9.977	27	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	9.977	9.804	27	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	9.804	10.420	27	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	10.420	11.356	25	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	11.356	11.625	12	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	11.625	11.148	11	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	11.148	11.421	12	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	11.421	12.547	12	N/A	N/A	N/A
LVIP Managed Risk Profile 2030 Fund - Service Class
2008	N/A	N/A	N/A	N/A	N/A	N/A	10.384	7.048	1*	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	7.048	8.845	1*	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	8.845	9.762	1*	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	9.762	9.520	1*	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	9.520	10.074	5	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	10.074	11.237	10	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Managed Risk Profile 2040 Fund - Service Class
2008	N/A	N/A	N/A	6.548	6.427	13	9.888	6.453	57	N/A	N/A	N/A
2009	N/A	N/A	N/A	6.427	8.233	12	6.453	8.287	31	6.073	8.298	3
2010	N/A	N/A	N/A	N/A	N/A	N/A	8.287	9.238	15	8.298	9.254	3
2011	N/A	N/A	N/A	N/A	N/A	N/A	9.238	8.927	13	9.254	8.947	3
2012	N/A	N/A	N/A	9.235	9.247	6	8.927	9.378	13	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	9.378	10.718	3	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	10.718	10.877	3	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	10.877	10.323	4	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	10.323	10.509	4	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	10.509	11.814	4	N/A	N/A	N/A
LVIP MFS International Equity Managed Volatility Fund - Service Class
2013	N/A	N/A	N/A	9.759	10.027	6	9.707	10.043	44	9.816	10.046	1*
2014	N/A	N/A	N/A	10.027	9.111	8	10.043	9.148	86	10.046	9.156	26
2015	N/A	N/A	N/A	9.111	8.923	32	9.148	8.982	115	9.156	8.994	23
2016	N/A	N/A	N/A	8.923	8.615	32	8.982	8.694	119	8.994	8.710	1*
2017	N/A	N/A	N/A	8.615	10.866	56	8.694	10.993	134	8.710	11.019	1*
LVIP MFS International Growth Fund - Service Class
2008	N/A	N/A	N/A	11.125	5.557	25	11.142	5.579	90	10.606	5.584	2
2009	N/A	N/A	N/A	5.557	7.384	46	5.579	7.433	197	5.584	7.443	7
2010	N/A	N/A	N/A	7.384	8.171	34	7.433	8.245	135	7.443	8.260	4
2011	N/A	N/A	N/A	8.171	7.203	29	8.245	7.287	126	8.260	7.304	1*
2012	N/A	N/A	N/A	7.203	8.414	24	7.287	8.533	326	7.304	8.557	1*
2013	N/A	N/A	N/A	8.414	9.351	23	8.533	9.507	118	8.557	9.539	4
2014	N/A	N/A	N/A	9.351	8.685	27	9.507	8.852	147	9.539	8.886	6
2015	N/A	N/A	N/A	8.685	8.607	33	8.852	8.794	146	8.886	8.832	8
2016	N/A	N/A	N/A	8.607	8.559	29	8.794	8.767	125	8.832	8.810	7
2017	N/A	N/A	N/A	8.559	11.041	22	8.767	11.338	107	8.810	11.398	3
B-13

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
LVIP MFS Value Fund - Service Class
2008	8.863	6.397	1*	9.689	6.417	34	9.704	6.443	198	9.424	6.449	19
2009	6.397	7.555	1*	6.417	7.594	81	6.443	7.644	520	6.449	7.654	17
2010	7.555	8.231	2	7.594	8.290	75	7.644	8.365	640	7.654	8.380	22
2011	8.231	8.028	2	8.290	8.101	68	8.365	8.195	562	8.380	8.214	21
2012	8.028	9.117	1*	8.101	9.219	67	8.195	9.350	431	8.214	9.376	10
2013	9.117	12.102	1*	9.219	12.262	197	9.350	12.467	320	9.376	12.508	9
2014	12.102	13.057	1*	12.262	13.256	189	12.467	13.511	329	12.508	13.562	10
2015	13.057	12.678	1*	13.256	12.897	200	13.511	13.178	307	13.562	13.234	12
2016	12.678	14.118	1*	12.897	14.391	184	13.178	14.741	317	13.234	14.812	36
2017	14.118	16.213	1*	14.391	16.559	187	14.741	17.004	296	14.812	17.095	12
LVIP Mondrian International Value Fund - Service Class
2008	23.459	14.507	7	23.675	14.671	19	23.950	14.878	55	15.485	9.624	2
2009	14.507	17.170	7	14.671	17.398	13	14.878	17.688	112	9.624	11.447	1*
2010	17.170	17.176	7	17.398	17.439	16	17.688	17.774	154	11.447	11.509	2
2011	17.176	16.062	7	17.439	16.340	14	17.774	16.696	60	11.509	10.817	3
2012	16.062	17.188	8	16.340	17.521	11	16.696	17.948	70	10.817	11.633	2
2013	17.188	20.451	9	17.521	20.888	27	17.948	21.450	183	11.633	13.910	11
2014	20.451	19.462	1*	20.888	19.918	25	21.450	20.505	121	13.910	13.304	6
2015	19.462	18.283	1*	19.918	18.749	32	20.505	19.350	114	13.304	12.561	5
2016	18.283	18.566	1*	18.749	19.078	23	19.350	19.739	108	12.561	12.820	14
2017	18.566	21.995	1*	19.078	22.646	19	19.739	23.490	92	12.820	15.263	7
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A	N/A	N/A	N/A	10.197	9.797	16	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	9.797	8.948	22	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	8.948	9.284	29	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	9.284	10.970	22	N/A	N/A	N/A
LVIP PIMCO Low Duration Bond Fund - Service Class
2014	N/A	N/A	N/A	9.970	9.878	3	10.001	9.893	32	N/A	N/A	N/A
2015	N/A	N/A	N/A	9.878	9.824	33	9.893	9.864	198	9.947	9.872	16
2016	N/A	N/A	N/A	9.824	9.863	23	9.864	9.928	264	9.872	9.941	24
2017	9.816	9.740	1*	9.863	9.811	29	9.928	9.900	275	9.941	9.918	7
LVIP Select Core Equity Managed Volatility Fund - Service Class
2013	N/A	N/A	N/A	9.878	11.030	1*	9.747	11.048	76	10.678	11.051	1*
2014	N/A	N/A	N/A	11.030	11.446	5	11.048	11.493	123	11.051	11.502	3
2015	N/A	N/A	N/A	11.446	10.647	32	11.493	10.717	168	11.502	10.731	29
2016	N/A	N/A	N/A	10.647	11.090	29	10.717	11.192	151	10.731	11.212	24
2017	N/A	N/A	N/A	11.090	12.902	27	11.192	13.052	146	11.212	13.082	21
LVIP SSGA Bond Index Fund - Service Class
2008	N/A	N/A	N/A	10.076	10.440	71	10.074	10.454	186	10.087	10.457	8
2009	N/A	N/A	N/A	10.440	10.675	137	10.454	10.716	1,289	10.457	10.724	37
2010	N/A	N/A	N/A	10.675	11.066	191	10.716	11.136	2,129	10.724	11.150	42
2011	N/A	N/A	N/A	11.066	11.627	136	11.136	11.729	1,340	11.150	11.750	38
2012	N/A	N/A	N/A	11.627	11.812	87	11.729	11.946	1,211	11.750	11.973	26
2013	N/A	N/A	N/A	11.812	11.258	84	11.946	11.415	1,334	11.973	11.446	28
2014	N/A	N/A	N/A	11.258	11.647	80	11.415	11.838	1198	11.446	11.877	30
2015	N/A	N/A	N/A	11.647	11.422	91	11.838	11.639	1121	11.877	11.682	33
2016	N/A	N/A	N/A	11.422	11.429	90	11.639	11.675	1169	11.682	11.725	37
2017	N/A	N/A	N/A	11.429	11.536	109	11.675	11.814	1099	11.725	11.870	34
LVIP SSGA Conservative Index Allocation Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	10.436	10.511	23	N/A	N/A	N/A
2012	N/A	N/A	N/A	10.828	11.178	20	10.511	11.245	55	11.191	11.259	16
2013	11.460	11.598	1*	11.178	11.678	20	11.245	11.778	76	N/A	N/A	N/A
2014	11.598	11.858	11	11.678	11.964	21	11.778	12.097	110	12.218	12.123	3
2015	11.858	11.468	11	11.964	11.593	21	12.097	11.751	141	12.123	11.783	8
2016	11.468	11.756	11	11.593	11.908	21	11.751	12.101	127	11.783	12.140	11
2017	11.756	12.707	11	11.908	12.897	22	12.101	13.139	129	12.140	13.188	11
B-14

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
LVIP SSGA Conservative Structured Allocation Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	10.344	10.390	57	N/A	N/A	N/A
2011	N/A	N/A	N/A	10.379	10.437	16	10.390	10.474	136	N/A	N/A	N/A
2012	N/A	N/A	N/A	10.437	11.063	16	10.474	11.130	162	10.779	11.144	2
2013	N/A	N/A	N/A	11.063	11.588	27	11.130	11.687	172	11.144	11.707	1*
2014	N/A	N/A	N/A	11.588	11.963	12	11.687	12.096	197	N/A	N/A	N/A
2015	N/A	N/A	N/A	11.963	11.485	12	12.096	11.642	192	N/A	N/A	N/A
2016	N/A	N/A	N/A	11.485	12.004	26	11.642	12.198	175	11.935	12.237	10
2017	N/A	N/A	N/A	12.004	12.882	25	12.198	13.123	151	N/A	N/A	N/A
LVIP SSGA Developed International 150 Fund - Service Class
2008	N/A	N/A	N/A	7.914	6.249	30	9.630	6.257	48	5.646	6.259	1*
2009	8.833	8.818	1*	6.249	8.844	31	6.257	8.878	170	6.259	8.885	6
2010	8.818	9.234	1*	8.844	9.281	49	8.878	9.339	288	8.885	9.351	8
2011	9.234	7.921	1*	9.281	7.977	32	9.339	8.047	255	9.351	8.061	8
2012	N/A	N/A	N/A	7.977	8.868	22	8.047	8.969	248	8.061	8.989	4
2013	N/A	N/A	N/A	8.868	10.438	23	8.969	10.583	221	8.989	10.612	4
2014	N/A	N/A	N/A	10.438	10.302	28	10.583	10.472	196	10.612	10.506	3
2015	N/A	N/A	N/A	10.302	9.645	18	10.472	9.828	184	10.506	9.865	4
2016	N/A	N/A	N/A	9.645	10.354	20	9.828	10.577	173	9.865	10.622	4
2017	N/A	N/A	N/A	10.354	12.516	20	10.577	12.817	145	10.622	12.878	5
LVIP SSGA Emerging Markets 100 Fund - Service Class
2008	N/A	N/A	N/A	8.041	6.041	22	9.855	6.049	42	5.505	6.050	1*
2009	N/A	N/A	N/A	6.041	11.225	31	6.049	11.267	132	6.050	11.276	6
2010	N/A	N/A	N/A	11.225	14.028	42	11.267	14.118	216	11.276	14.136	6
2011	N/A	N/A	N/A	14.028	11.672	32	14.118	11.776	223	14.136	11.797	8
2012	N/A	N/A	N/A	11.672	12.865	25	11.776	13.012	496	11.797	13.041	4
2013	N/A	N/A	N/A	12.865	12.228	34	13.012	12.399	364	13.041	12.433	10
2014	N/A	N/A	N/A	12.228	11.559	43	12.399	11.749	263	12.433	11.788	8
2015	N/A	N/A	N/A	11.559	9.380	37	11.749	9.559	278	11.788	9.595	9
2016	N/A	N/A	N/A	9.380	10.593	45	9.559	10.822	270	9.595	10.868	7
2017	N/A	N/A	N/A	10.593	12.831	28	10.822	13.141	226	10.868	13.204	7
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class(8)
2008	13.382	7.777	11	13.451	7.833	209	13.537	7.903	177	13.555	7.917	4
2009	7.777	9.931	8	7.833	10.022	68	7.903	10.137	92	7.917	10.160	1*
2010	9.931	10.544	6	10.022	10.662	61	10.137	10.811	97	N/A	N/A	N/A
2011	10.544	10.315	6	10.662	10.452	107	10.811	10.625	178	10.842	10.660	3
2012	10.315	11.194	6	10.452	11.365	105	10.625	11.582	199	10.660	11.626	9
2013	11.194	12.001	8	11.365	12.208	117	11.582	12.473	351	11.626	12.526	9
2014	12.001	12.181	8	12.208	12.417	98	12.473	12.717	383	12.526	12.778	19
2015	12.181	11.117	9	12.417	11.355	98	12.717	11.659	495	12.778	11.721	21
2016	11.117	11.464	9	11.355	11.733	80	11.659	12.077	449	11.721	12.147	24
2017	11.464	12.851	8	11.733	13.178	63	12.077	13.598	337	12.147	13.684	20
LVIP SSGA International Index Fund - Service Class
2008	N/A	N/A	N/A	9.105	6.385	38	9.642	6.393	54	6.779	6.395	3
2009	N/A	N/A	N/A	6.385	7.986	47	6.393	8.016	240	6.395	8.022	14
2010	N/A	N/A	N/A	7.986	8.362	74	8.016	8.415	412	8.022	8.426	16
2011	N/A	N/A	N/A	8.362	7.168	61	8.415	7.232	386	8.426	7.244	17
2012	N/A	N/A	N/A	7.168	8.282	51	7.232	8.376	370	7.244	8.395	12
2013	9.033	9.695	1*	8.282	9.803	72	8.376	9.939	722	8.395	9.967	22
2014	9.695	8.912	1*	9.803	9.029	69	9.939	9.178	669	9.967	9.208	20
2015	8.912	8.595	8	9.029	8.725	61	9.178	8.891	364	9.208	8.924	15
2016	8.595	8.474	8	8.725	8.620	64	8.891	8.806	385	8.924	8.843	19
2017	8.474	10.316	8	8.620	10.515	65	8.806	10.768	330	8.843	10.819	10
LVIP SSGA International Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A	10.367	9.140	2	10.146	9.163	10	9.446	9.167	1*
2015	N/A	N/A	N/A	9.140	8.627	7	9.163	8.670	36	9.167	8.679	2
2016	N/A	N/A	N/A	8.627	8.138	21	8.670	8.200	184	8.679	8.212	9
2017	N/A	N/A	N/A	8.138	9.893	20	8.200	9.993	164	8.212	10.013	8
B-15

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
LVIP SSGA Large Cap 100 Fund - Service Class
2008	N/A	N/A	N/A	9.104	6.960	43	9.651	6.969	107	6.344	6.971	1*
2009	N/A	N/A	N/A	6.960	9.212	45	6.969	9.247	340	6.971	9.254	10
2010	N/A	N/A	N/A	9.212	10.741	64	9.247	10.809	524	9.254	10.823	11
2011	N/A	N/A	N/A	10.741	10.751	44	10.809	10.846	390	10.823	10.865	10
2012	N/A	N/A	N/A	10.751	11.803	25	10.846	11.937	355	10.865	11.964	5
2013	N/A	N/A	N/A	11.803	15.684	27	11.937	15.902	312	11.964	15.946	6
2014	N/A	N/A	N/A	15.684	17.910	35	15.902	18.204	257	15.946	18.263	35
2015	N/A	N/A	N/A	17.910	16.701	20	18.204	17.018	245	18.263	17.082	9
2016	N/A	N/A	N/A	16.701	19.855	17	17.018	20.283	227	17.082	20.369	9
2017	N/A	N/A	N/A	19.855	23.068	20	20.283	23.623	166	20.369	23.736	5
LVIP SSGA Large Cap Managed Volatility Fund - Service Class
2013	N/A	N/A	N/A	N/A	N/A	N/A	9.869	10.877	7	N/A	N/A	N/A
2014	N/A	N/A	N/A	10.513	11.314	8	10.877	11.360	37	N/A	N/A	N/A
2015	N/A	N/A	N/A	11.314	10.497	16	11.360	10.567	91	11.314	10.581	6
2016	10.764	11.030	1*	10.497	11.111	23	10.567	11.212	135	10.581	11.233	3
2017	11.030	13.040	1*	11.111	13.162	31	11.212	13.315	126	11.233	13.346	3
LVIP SSGA Mid-Cap Index Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	11.106	12.484	28	N/A	N/A	N/A
LVIP SSGA Moderate Index Allocation Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	10.648	10.418	125	N/A	N/A	N/A
2012	N/A	N/A	N/A	10.870	11.344	8	10.418	11.413	138	N/A	N/A	N/A
2013	N/A	N/A	N/A	11.344	12.481	15	11.413	12.588	169	11.570	12.609	3
2014	N/A	N/A	N/A	12.481	12.748	17	12.588	12.889	241	N/A	N/A	N/A
2015	N/A	N/A	N/A	12.748	12.288	16	12.889	12.455	223	13.368	12.489	17
2016	N/A	N/A	N/A	12.288	12.818	5	12.455	13.026	198	12.489	13.068	6
2017	N/A	N/A	N/A	12.818	14.364	5	13.026	14.633	174	N/A	N/A	N/A
LVIP SSGA Moderate Structured Allocation Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	10.461	10.551	29	N/A	N/A	N/A
2011	N/A	N/A	N/A	10.540	10.340	101	10.551	10.377	279	10.553	10.384	2
2012	N/A	N/A	N/A	10.340	11.181	143	10.377	11.249	380	10.384	11.263	5
2013	11.746	12.256	5	11.181	12.340	280	11.249	12.446	676	11.263	12.467	32
2014	12.256	12.630	5	12.340	12.742	242	12.446	12.884	626	12.467	12.912	32
2015	12.630	11.997	5	12.742	12.128	125	12.884	12.293	563	12.912	12.327	44
2016	11.997	12.800	4	12.128	12.965	119	12.293	13.175	542	12.327	13.217	44
2017	12.800	14.138	3	12.965	14.350	98	13.175	14.618	478	13.217	14.673	45
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	10.747	10.786	25	N/A	N/A	N/A
2011	N/A	N/A	N/A	10.775	10.272	24	10.786	10.308	82	N/A	N/A	N/A
2012	N/A	N/A	N/A	10.272	11.340	24	10.308	11.409	104	N/A	N/A	N/A
2013	N/A	N/A	N/A	11.340	12.736	23	11.409	12.846	102	N/A	N/A	N/A
2014	N/A	N/A	N/A	12.736	12.959	20	12.846	13.103	124	N/A	N/A	N/A
2015	N/A	N/A	N/A	12.959	12.419	18	13.103	12.588	126	N/A	N/A	N/A
2016	N/A	N/A	N/A	12.419	13.044	16	12.588	13.255	111	N/A	N/A	N/A
2017	N/A	N/A	N/A	13.044	14.925	12	13.255	15.205	112	N/A	N/A	N/A
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class
2010	N/A	N/A	N/A	10.831	10.834	19	10.675	10.845	16	10.737	10.848	2
2011	N/A	N/A	N/A	10.834	10.413	78	10.845	10.450	436	10.848	10.457	2
2012	N/A	N/A	N/A	10.413	11.347	127	10.450	11.416	588	10.457	11.429	2
2013	N/A	N/A	N/A	11.347	12.783	118	11.416	12.893	580	11.429	12.915	2
2014	N/A	N/A	N/A	12.783	13.165	129	12.893	13.312	559	12.915	13.341	1*
2015	N/A	N/A	N/A	13.165	12.430	125	13.312	12.600	522	13.341	12.634	1*
2016	N/A	N/A	N/A	12.430	13.434	122	12.600	13.651	499	12.634	13.695	1*
2017	N/A	N/A	N/A	13.434	15.099	97	13.651	15.382	472	13.695	15.439	1*
B-16

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
LVIP SSGA S&P 500 Index Fund - Service Class
2008	11.176	6.853	18	11.234	6.902	49	11.294	6.957	165	11.320	6.976	6
2009	6.853	8.437	18	6.902	8.514	71	6.957	8.603	523	6.976	8.631	25
2010	8.437	9.450	17	8.514	9.556	89	8.603	9.679	807	8.631	9.717	23
2011	9.450	9.397	17	9.556	9.521	68	9.679	9.668	645	9.717	9.710	21
2012	9.397	10.609	16	9.521	10.771	49	9.668	10.965	726	9.710	11.018	26
2013	10.609	13.673	24	10.771	13.909	119	10.965	14.195	1,419	11.018	14.271	59
2014	13.673	15.141	9	13.909	15.434	107	14.195	15.791	1253	14.271	15.883	52
2015	15.141	14.955	14	15.434	15.275	101	15.791	15.667	1199	15.883	15.766	64
2016	14.955	16.317	13	15.275	16.699	105	15.667	17.170	739	15.766	17.289	29
2017	16.317	19.367	13	16.699	19.860	92	17.170	20.471	706	17.289	20.622	22
LVIP SSGA Small-Cap Index Fund - Service Class
2008	8.633	5.876	1*	9.128	5.895	26	9.142	5.919	54	9.144	5.924	4
2009	5.876	7.230	1*	5.895	7.268	51	5.919	7.315	178	5.924	7.325	9
2010	7.230	8.907	1*	7.268	8.972	38	7.315	9.053	218	7.325	9.069	8
2011	8.907	8.299	1*	8.972	8.376	26	9.053	8.473	197	9.069	8.493	13
2012	8.299	9.390	1*	8.376	9.496	20	8.473	9.630	229	8.493	9.657	10
2013	9.390	12.643	1*	9.496	12.811	67	9.630	13.025	339	9.657	13.068	37
2014	12.643	12.920	1*	12.811	13.118	58	13.025	13.370	281	13.068	13.421	23
2015	12.920	12.019	4	13.118	12.227	58	13.370	12.494	276	13.421	12.548	19
2016	12.019	14.160	4	12.227	14.435	55	12.494	14.786	336	12.548	14.857	15
2017	14.160	15.789	4	14.435	16.128	55	14.786	16.561	345	14.857	16.649	12
LVIP SSGA Small-Mid Cap 200 Fund - Service Class
2008	N/A	N/A	N/A	9.917	7.210	14	10.019	7.220	30	6.446	7.222	1*
2009	N/A	N/A	N/A	7.210	10.698	13	7.220	10.739	87	7.222	10.747	3
2010	N/A	N/A	N/A	10.698	13.370	21	10.739	13.454	121	10.747	13.471	3
2011	N/A	N/A	N/A	13.370	12.789	13	13.454	12.902	154	13.471	12.925	3
2012	N/A	N/A	N/A	12.789	14.241	10	12.902	14.403	112	12.925	14.435	2
2013	N/A	N/A	N/A	14.241	18.737	8	14.403	18.997	91	14.435	19.049	4
2014	N/A	N/A	N/A	18.737	19.118	7	18.997	19.432	79	19.049	19.495	4
2015	N/A	N/A	N/A	19.118	17.421	7	19.432	17.752	71	19.495	17.819	3
2016	N/A	N/A	N/A	17.421	22.170	13	17.752	22.648	75	17.819	22.744	2
2017	N/A	N/A	N/A	22.170	23.062	16	22.648	23.618	64	22.744	23.729	1*
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class
2013	N/A	N/A	N/A	10.681	11.127	4	9.931	11.144	51	N/A	N/A	N/A
2014	N/A	N/A	N/A	11.127	10.734	4	11.144	10.778	41	10.946	10.787	29
2015	N/A	N/A	N/A	10.734	9.589	26	10.778	9.652	74	10.787	9.665	25
2016	10.466	10.746	1*	9.589	10.824	27	9.652	10.923	97	9.665	10.943	23
2017	10.746	11.976	1*	10.824	12.088	37	10.923	12.229	115	10.943	12.257	19
LVIP T. Rowe Price Growth Stock Fund - Service Class
2008	9.890	5.615	3	9.902	5.633	5	9.917	5.656	41	9.403	5.661	1*
2009	5.615	7.844	3	5.633	7.885	57	5.656	7.937	120	5.661	7.947	2
2010	7.844	8.939	3	7.885	9.004	33	7.937	9.085	83	7.947	9.102	1*
2011	8.939	8.583	3	9.004	8.663	18	9.085	8.763	93	9.102	8.784	2
2012	8.583	9.914	3	8.663	10.026	33	8.763	10.168	199	8.784	10.196	6
2013	9.914	13.459	2	10.026	13.638	25	10.168	13.865	178	10.196	13.912	8
2014	13.459	14.284	4	13.638	14.504	31	13.865	14.782	150	13.912	14.839	14
2015	14.284	15.441	4	14.504	15.710	58	14.782	16.052	176	14.839	16.121	18
2016	15.441	15.286	4	15.710	15.583	47	16.052	15.962	177	16.121	16.039	15
2017	15.286	19.952	4	15.583	20.380	50	15.962	20.928	163	16.039	21.040	13
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class
2008	17.286	9.657	2	17.446	9.766	9	17.649	9.904	48	17.690	9.932	4
2009	9.657	13.796	2	9.766	13.980	8	9.904	14.213	47	9.932	14.261	5
2010	13.796	17.292	1*	13.980	17.557	8	14.213	17.895	69	14.261	17.963	6
2011	17.292	16.227	1*	17.557	16.510	10	17.895	16.869	110	17.963	16.942	6
2012	16.227	18.426	1*	16.510	18.784	12	16.869	19.241	135	16.942	19.334	5
2013	18.426	24.248	1*	18.784	24.769	12	19.241	25.435	46	19.334	25.571	2
2014	24.248	26.415	1*	24.769	27.036	12	25.435	27.833	49	25.571	27.996	1*
2015	26.415	26.331	3	27.036	27.004	14	27.833	27.870	58	27.996	28.046	1*
2016	26.331	27.649	3	27.004	28.412	10	27.870	29.397	52	28.046	29.598	1*
2017	27.649	33.674	3	28.412	34.673	10	29.397	35.964	54	29.598	36.228	2
B-17

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class
2015	N/A	N/A	N/A	9.678	9.495	1*	10.068	9.511	113	N/A	N/A	N/A
2016	N/A	N/A	N/A	9.495	9.667	9	9.511	9.707	184	N/A	N/A	N/A
2017	N/A	N/A	N/A	9.667	10.897	25	9.707	10.970	287	10.354	10.984	5
LVIP Vanguard Domestic Equity ETF Fund - Service Class
2011	N/A	N/A	N/A	9.736	9.329	3	9.611	9.344	127	N/A	N/A	N/A
2012	10.311	10.476	1*	9.329	10.510	8	9.344	10.553	132	N/A	N/A	N/A
2013	N/A	N/A	N/A	10.510	13.420	7	10.553	13.509	230	N/A	N/A	N/A
2014	N/A	N/A	N/A	13.420	14.732	8	13.509	14.866	215	13.657	14.893	21
2015	N/A	N/A	N/A	14.732	14.366	8	14.866	14.534	222	14.893	14.567	1*
2016	N/A	N/A	N/A	14.366	15.760	9	14.534	15.983	222	14.567	16.028	1*
2017	N/A	N/A	N/A	15.760	18.527	5	15.983	18.837	275	16.028	18.899	1*
LVIP Vanguard International Equity ETF Fund - Service Class
2011	N/A	N/A	N/A	9.909	8.324	1*	9.849	8.337	103	N/A	N/A	N/A
2012	N/A	N/A	N/A	8.324	9.718	1*	8.337	9.757	118	N/A	N/A	N/A
2013	N/A	N/A	N/A	9.718	10.908	2	9.757	10.980	164	9.721	10.995	2
2014	N/A	N/A	N/A	10.908	10.175	2	10.980	10.268	172	10.995	10.286	2
2015	N/A	N/A	N/A	10.175	9.661	4	10.268	9.773	208	10.286	9.796	2
2016	N/A	N/A	N/A	9.661	9.801	2	9.773	9.940	198	9.796	9.968	1*
2017	N/A	N/A	N/A	9.801	12.303	5	9.940	12.508	227	9.968	12.550	4
LVIP VIP Mid Cap Managed Volatility(15)
2014	N/A	N/A	N/A	10.487	10.106	1*	10.324	10.122	7	N/A	N/A	N/A
2015	N/A	N/A	N/A	10.106	9.436	9	10.122	9.475	26	10.530	9.483	1*
2016	N/A	N/A	N/A	9.436	10.172	9	9.475	10.238	31	9.483	10.251	1*
LVIP Wellington Capital Growth Fund - Service Class
2008	10.047	6.083	1*	10.681	6.103	4	10.698	6.128	2	10.701	6.133	1*
2009	6.083	8.010	5	6.103	8.052	5	6.128	8.105	11	6.133	8.115	1*
2010	8.010	9.303	1*	8.052	9.370	13	8.105	9.456	40	8.115	9.473	1*
2011	9.303	8.263	1*	9.370	8.340	5	9.456	8.437	17	9.473	8.456	1*
2012	8.263	9.605	1*	8.340	9.714	6	8.437	9.852	15	8.456	9.879	1*
2013	9.605	12.754	1*	9.714	12.924	5	9.852	13.140	40	9.879	13.184	1*
2014	12.754	13.868	1*	12.924	14.081	4	13.140	14.352	192	13.184	14.407	1*
2015	13.868	14.815	1*	14.081	15.072	9	14.352	15.401	58	14.407	15.467	8
2016	14.815	14.478	1*	15.072	14.759	8	15.401	15.119	57	15.467	15.192	3
2017	14.478	19.204	1*	14.759	19.617	7	15.119	20.145	30	15.192	20.252	2
LVIP Wellington Mid-Cap Value Fund - Service Class
2008	7.644	4.983	1*	8.619	5.000	13	8.633	5.020	68	8.635	5.024	6
2009	4.983	6.930	1*	5.000	6.967	14	5.020	7.012	284	5.024	7.022	2
2010	6.930	8.383	1*	6.967	8.444	13	7.012	8.521	331	7.022	8.536	2
2011	8.383	7.421	1*	8.444	7.490	14	8.521	7.577	75	8.536	7.595	1*
2012	7.421	8.993	1*	7.490	9.095	18	7.577	9.223	65	7.595	9.249	1*
2013	8.993	11.778	1*	9.095	11.935	13	9.223	12.134	77	9.249	12.175	1*
2014	11.778	12.452	1*	11.935	12.643	23	12.134	12.886	90	12.175	12.936	1*
2015	12.452	11.973	1*	12.643	12.181	14	12.886	12.446	79	12.936	12.500	2
2016	11.973	13.216	1*	12.181	13.473	11	12.446	13.800	60	12.500	13.867	2
2017	13.216	14.636	1*	13.473	14.950	10	13.800	15.352	30	13.867	15.434	2
LVIP Western Asset Core Bond Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	10.081	10.123	11	N/A	N/A	N/A
MFS® VIT Growth Series - Service Class
2008	N/A	N/A	N/A	13.457	9.067	1*	9.281	9.233	4	6.728	6.320	4
2009	N/A	N/A	N/A	9.067	12.212	1*	9.233	12.466	8	6.320	8.537	4
2010	15.595	17.557	1*	N/A	N/A	N/A	12.466	14.097	10	8.537	9.659	5
2011	17.557	17.087	1*	13.775	13.434	1*	14.097	13.782	22	9.659	9.448	4
2012	N/A	N/A	N/A	13.434	15.424	1*	13.782	15.864	39	9.448	10.881	4
2013	N/A	N/A	N/A	15.424	20.647	1*	15.864	21.288	55	10.881	14.609	2
2014	N/A	N/A	N/A	20.647	22.007	2	21.288	22.747	53	14.609	15.617	2
2015	N/A	N/A	N/A	22.007	23.157	2	22.747	23.996	58	15.617	16.483	7
2016	N/A	N/A	N/A	23.157	23.205	3	23.996	24.106	57	16.483	16.567	15
2017	N/A	N/A	N/A	23.205	29.831	2	24.106	31.067	36	16.567	21.362	3
B-18

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
MFS® VIT Total Return Series - Service Class
2016	N/A	N/A	N/A	17.928	18.081	2	18.643	18.784	28	N/A	N/A	N/A
2017	N/A	N/A	N/A	18.081	19.864	2	18.784	20.688	29	N/A	N/A	N/A
MFS® VIT Total Return Series - Service Class(9)
2008	14.301	10.872	6	13.718	10.450	121	13.935	10.642	306	11.364	8.683	45
2009	10.872	12.527	7	10.450	12.065	137	10.642	12.317	356	8.683	10.055	33
2010	12.527	13.442	6	12.065	12.972	142	12.317	13.276	323	10.055	10.843	31
2011	13.442	13.364	6	12.972	12.923	110	13.276	13.259	257	10.843	10.834	21
2012	13.364	14.510	5	12.923	14.059	95	13.259	14.461	239	10.834	11.822	20
2013	14.510	16.037	4	14.059	15.549	80	14.461	16.009	207	11.822	13.090	27
MFS® VIT Utilities Series - Service Class
2008	35.000	21.304	2	23.132	14.108	32	23.496	14.366	144	17.870	10.932	13
2009	21.304	27.704	1*	14.108	18.383	25	14.366	18.766	111	10.932	14.287	7
2010	27.704	30.778	1*	18.383	20.464	21	18.766	20.943	126	14.287	15.952	12
2011	30.778	32.083	1*	20.464	21.374	22	20.943	21.929	154	15.952	16.712	15
2012	32.083	35.550	1*	21.374	23.731	19	21.929	24.408	123	16.712	18.610	12
2013	35.550	41.827	1*	23.731	27.977	20	24.408	28.848	110	18.610	22.006	13
2014	41.827	46.041	1*	27.977	30.858	18	28.848	31.897	100	22.006	24.344	10
2015	46.041	38.411	1*	30.858	25.795	20	31.897	26.731	93	24.344	20.412	17
2016	38.411	41.818	1*	25.795	28.140	19	26.731	29.234	92	20.412	22.334	14
2017	41.818	46.861	1*	28.140	31.596	18	29.234	32.907	83	22.334	25.153	12
Neuberger Berman AMT Mid Cap Growth(1)
2008	21.250	11.777	1*	17.951	9.969	10	18.233	10.151	19	18.291	10.189	4
2009	11.777	15.169	1*	9.969	12.866	8	10.151	13.134	17	10.189	13.189	4
2010	15.169	19.167	1*	12.866	16.289	7	13.134	16.669	14	13.189	16.748	4
2011	19.167	18.848	1*	16.289	16.050	6	16.669	16.466	13	16.748	16.552	2
2012	18.848	20.737	1*	16.050	17.694	5	16.466	18.198	11	16.552	18.302	2
2013	20.737	23.633	1*	17.694	20.179	4	18.198	20.774	11	18,302.000	20.897	2
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class
2008	20.035	10.624	1*	18.960	10.074	7	19.256	10.257	84	19.311	10.292	1*
2009	10.624	15.239	1*	10.074	14.479	5	10.257	14.779	60	10.292	14.836	1*
2010	15.239	18.821	1*	14.479	17.918	4	14.779	18.335	53	14.836	18.415	3
2011	18.821	17.223	1*	17.918	16.430	4	18.335	16.854	46	18.415	16.937	3
2012	17.223	19.475	1*	16.430	18.615	4	16.854	19.144	35	16.937	19.247	3
2013	19.475	26.123	1*	18.615	25.020	4	19.144	25.795	28	19.247	25.946	2
2014	26.123	29.105	1*	25.020	27.932	3	25.795	28.869	25	N/A	N/A	N/A
2015	29.105	26.111	1*	27.932	25.108	3	28.869	26.016	23	N/A	N/A	N/A
2016	26.111	29.687	1*	25.108	28.605	3	26.016	29.713	21	N/A	N/A	N/A
2017	29.687	33.919	1*	28.605	32.747	2	29.713	34.101	14	N/A	N/A	N/A
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class
	N/A	N/A	N/A	N/A	N/A	N/A	11.002	12.495	1*	N/A	N/A	N/A
2010	N/A	N/A	N/A	12.476	15.202	1*	12.495	15.263	6	12.499	15.276	1*
2011	N/A	N/A	N/A	15.202	13.783	2	15.263	13.874	35	15.276	13.892	2
2012	N/A	N/A	N/A	13.783	14.210	3	13.874	14.339	72	N/A	N/A	N/A
2013	N/A	N/A	N/A	14.210	11.885	3	14.339	12.023	93	14.649	12.051	2
2014	N/A	N/A	N/A	11.885	9.485	3	12.023	9.619	101	12.051	9.646	1*
2015	N/A	N/A	N/A	9.485	6.914	3	9.619	7.030	95	9.646	7.053	3
2016	N/A	N/A	N/A	6.914	7.789	5	7.030	7.939	93	7.053	7.970	3
2017	N/A	N/A	N/A	7.789	7.795	5	7.939	7.965	85	7.970	8.000	3
Putnam VT George Putnam Balanced Fund - Class IB
2017	N/A	N/A	N/A	N/A	N/A	N/A	10.400	11.587	2	N/A	N/A	N/A
QS Variable Conservative Growth - Class II
2017	N/A	N/A	N/A	N/A	N/A	N/A	10.445	10.683	2	N/A	N/A	N/A
B-19

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
Templeton Global Bond VIP Fund - Class 2
2008	11.805	12.271	5	11.865	12.358	192	11.942	12.470	737	11.958	12.492	34
2009	12.271	14.254	10	12.358	14.384	244	12.470	14.550	837	12.492	14.583	39
2010	14.254	15.967	10	14.384	16.144	250	14.550	16.372	775	14.583	16.417	42
2011	15.967	15.491	11	16.144	15.695	196	16.372	15.955	681	16.417	16.008	43
2012	15.491	17.446	11	15.695	17.711	156	15.955	18.050	570	16.008	18.118	41
2013	17.446	17.353	10	17.711	17.651	143	18.050	18.035	457	18.118	18.112	42
2014	17.353	17.295	10	17.651	17.628	129	18.035	18.056	459	18.112	18.142	37
2015	17.295	16.198	10	17.628	16.543	106	18.056	16.987	338	18.142	17.077	33
2016	16.198	16.320	10	16.543	16.700	101	16.987	17.192	327	17.077	17.291	28
2017	16.320	16.280	9	16.700	16.693	84	17.192	17.227	301	17.291	17.336	24
Templeton Growth VIP Fund - Class 2
2008	19.774	11.162	5	16.841	9.525	38	17.109	9.702	105	17.160	9.735	11
2009	11.162	14.322	3	9.525	12.247	29	9.702	12.505	57	9.735	12.554	9
2010	14.322	15.054	3	12.247	12.899	26	12.505	13.203	39	12.554	13.262	8
2011	15.054	13.706	3	12.899	11.767	24	13.203	12.075	29	13.262	12.135	3
2012	13.706	16.241	3	11.767	13.971	20	12.075	14.372	25	12.135	14.451	3
2013	16.241	20.794	3	13.971	17.924	17	14.372	18.485	21	14.451	18.595	3
2014	20.794	19.779	3	17.924	17.083	13	18.485	17.662	17	18.595	17.776	3
2015	19.779	18.102	3	17.083	15.666	12	17.662	16.238	13	17.776	16.351	3
2016	18.102	19.422	1*	15.666	16.842	11	16.238	17.500	11	16.351	17.630	2
2017	19.422	22.525	1*	16.842	19.572	10	17.500	20.388	8	17.630	20.550	2
*	The numbers of accumulation units less than 1000 were rounded up to one.
**	This table reflects the accumulation unit values and the number of accumulation units for both the ChoicePlus Assurance C Share and the ChoicePlus Series C-Share.
(1)	On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSGA S&P 500 Index Fund Subaccount.
(2)	On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP Mondrian International Value Fund Subaccount.
(3)	On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP BlackRock Inflation Protected Bond Fund Subaccount.
(4)	Effective October 9, 2010, the Delaware VIP® Trend Series was reorganized into the Delaware VIP® Smid Cap Core Series. The values in the table for periods prior to the date of the reorganization reflect investments in the Delaware VIP® Trend Series.
(5)	On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSGA Small-Cap Index Fund Subaccount.
(6)	On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSGA International Index Fund Subaccount.
(7)	Effective June 15, 2009, the LVIP UBS Global Asset Allocation Fund was reorganized into the LVIP Delaware Wealth Builder Fund. The values in the table for periods prior to the date of the reorganization reflect investments in the LVIP UBS Global Asset Allocation Fund.
(8)	Effective July 30, 2010, the LVIP Wilshire Aggressive Profile Fund was restructured into the LVIP SSGA Global Tactical Allocation Managed Volatility Fund. The values in the table for periods prior to the date of the restructuring reflect investments in the LVIP Wilshire Aggressive Profile Fund.
(9)	On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSGA Moderate Structured Allocation Fund Subaccount.
(10)	On December 9, 2016, this Subaccount was closed and the values were transferred to the LVIP SSGA International Managed Volatility Fund Subaccount.
(11)	On December 9, 2016, this Subaccount was closed and the values were transferred to the LVIP Blended Mid Cap Managed Volatility Fund Subaccount.
B-20

Appendix C — Discontinued Death Benefit and Living Benefit Riders
The Death Benefit and Living Benefit Riders described in this Appendix are no longer available. This Appendix contains important information for Contractowners who purchased their contract and one of the following Death Benefit or Living Benefit Riders.
Death Benefit
Estate Enhancement Benefit Rider (EEB Rider). The amount of Death Benefit payable under this rider is the greatest of the following amounts:
•	the current Contract Value as of the Valuation Date we approve the payment of the claim; or
•	the sum of all Purchase Payments decreased by withdrawals in the same proportion that withdrawals reduced the Contract Value. Withdrawals less than or equal to the Guaranteed Annual Income amount under any version of Lincoln Lifetime IncomeSM Advantage 2.0 or Lincoln Market Select® Advantage or the Maximum Annual Withdrawal amount under Lincoln Lifetime IncomeSM Advantage rider may reduce the sum of all Purchase Payment amounts on a dollar for dollar basis. See Living Benefit Riders – Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Market Select® Advantage or Appendix C – Lincoln Lifetime IncomeSM Advantage; or
•	the highest Contract Value on any contract anniversary (including the inception date) (determined before the allocation of any Purchase Payments on that contract anniversary) prior to the 81st birthday of the deceased Contractowner, joint owner (if applicable), or Annuitant and prior to the death of the Contractowner, joint owner or Annuitant for whom a death claim is approved for payment. The highest Contract Value is adjusted for certain transactions. It is increased by Purchase Payments made on or after that contract anniversary on which the highest Contract Value is obtained. It is decreased by withdrawals subsequent to that contract anniversary date in the same proportion that withdrawals reduced the Contract Value; or
•	the current Contract Value as of the Valuation Date we approve the payment of the claim plus an amount equal to the Enhancement Rate times the lesser of:
•	the contract earnings; or
•	the covered earnings limit.
Note: If there are no contract earnings, there will not be an amount provided under this item.
In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the Contract Value may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals and premium taxes, if any.
The Enhancement Rate is based on the age of the oldest Contractowner, joint owner (if applicable), or Annuitant on the date when the rider becomes effective. If the oldest is under age 70, the rate is 40%. If the oldest is age 70 to 75, the rate is 25%. The EEB rider is not available if the oldest Contractowner, joint owner (if applicable), or Annuitant is age 76 or older at the time the rider would become effective.
Contract earnings equal:
•	the Contract Value as of the date of death of the individual for whom a death claim is approved by us for payment; minus
•	the Contract Value as of the effective date of this rider (determined before the allocation of any Purchase Payments on that date); minus
•	each Purchase Payment that is made to the contract on or after the effective date of the rider, and prior to the date of death of the individual for whom a death claim is approved for payment; plus
•	any contractual basis that has previously been withdrawn, which is the amount by which each withdrawal made on or after the effective date of the rider, and prior to the date of death of the individual for whom a death claim is approved for payment, exceeded the contract earnings immediately prior to the withdrawal.
The previously withdrawn contractual basis associated with each withdrawal made on or after the effective date of the rider is an amount equal to the greater of $0 and (A), where
(A)	is the amount of the withdrawal minus the greater of $0 and (B); where
(B)	is the result of [(i) - (ii)]; where
(i)	is the Contract Value immediately prior to the withdrawal; and
(ii)	is the amount of Purchase Payments made into the contract prior to the withdrawal.
The covered earnings limit equals 200% of:

•	the Contract Value as of the effective date of this rider (determined before the allocation of any Purchase Payments on that date); plus
•	each Purchase Payment that is made to the contract on or after the effective date of the rider, and prior to the date of death of the individual for whom a death claim is approved for payment, and prior to the contract anniversary immediately preceding the 76th birthday of the oldest of the Contractowner, joint owner (if applicable) or Annuitant; minus
•	any contractual basis that has previously been withdrawn, which is the amount by which each withdrawal made on or after the effective date of the rider, and prior to the date of death of the individual for whom a death claim is approved for payment, exceeded the contract earnings immediately prior to the withdrawal.
The previously withdrawn contractual basis associated with each withdrawal made on or after the effective date of the rider is an amount equal to the greater of $0 and (A), where
(A)	is the amount of the withdrawal minus the greater of $0 and (B); where
(B)	is the result of [(i) - (ii)]; where
(i)	is the Contract Value immediately prior to the withdrawal; and
(ii)	is the amount of Purchase Payments made into the contract prior to the withdrawal.
If the EEB rider is in effect, the enhancement rate for future benefits will be based on the age of the older of the surviving spouse or the Annuitant at the time the EEB is paid into the contract. The contract earnings and the covered earnings limit will be reset, treated the current Contract Value (after crediting any Death Benefit amount into the contract as described above) as the initial deposit for purposes of future benefit calculations. If either the surviving spouse or the surviving Annuitant is 76 or older the EEB Death Benefit will be reduced to the EGMDB at the charge that was in effect at the time you purchased your contract.
If the EEB rider is in effect, the Enhancement Rate for future benefits will be based on the age of the older of the surviving spouse or the Annuitant at the time the EEB is added to the contract.
The EEB rider may not be terminated unless you surrender the contract or the contract is in the Annuity Payout period.
Charges and Deductions for Discontinued Living Benefit Riders
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) and 4LATER® Advantage (Managed Risk) Charges. If you elect a Living Benefit Rider, there is a charge associated with that rider for as long as the rider is in effect.
Lincoln Lifetime IncomeSM Advantage 2.0 is an older version of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) which is still currently available. For more information about Lincoln Lifetime IncomeSM Advantage 2.0 please see Living Benefit Riders – Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk).
The charge rates for the riders listed above are:
	Current Initial Annual Charge Rate		Guaranteed Maximum Annual Charge Rate
	Single Life	Joint Life	Single Life	Joint Life
Lincoln Lifetime IncomeSM Advantage 2.0; 4LATER® Advantage (Managed Risk)	1.05% (0.2625% quarterly)	1.25% (0.3125% quarterly)	2.00%	2.00%

The charge:
•	is based on the Income Base (initial Purchase Payment if purchased at contract issue, or Contract Value at the time of election) as increased for subsequent Purchase Payments, Automatic Annual Step-ups, enhancements, and as decreased for Excess Withdrawals. (The Income Base is decreased by all withdrawals under 4LATER® Advantage (Managed Risk)); and
•	may increase every Benefit Year upon an Automatic Annual Step-up or an enhancement. (You may opt out of this increase – see details below.)
The charge will be deducted from the Contract Value on a quarterly basis. The first deduction of the charge will occur on the Valuation Date on or next following the three-month anniversary of the rider’s effective date. This deduction will be made in proportion to the value in each Subaccount and fixed account, if any, of the contract on the Valuation Date the rider charge is assessed. The amount we deduct will increase or decrease as the Income Base increases or decreases, because the charge is based on the Income Base. Refer to Living Benefit Riders for a discussion and example of the impact of the changes to the Income Base.

The charge rate can change each time there is an Automatic Annual Step-up. Since the Automatic Annual Step-up could increase your Income Base every Benefit Year (if all conditions are met), the charge rate could also increase every Benefit Year, but the rate will never exceed the stated guaranteed maximum annual charge rate. If your charge rate is increased, you may opt out of the Automatic Annual Step-up by giving us notice within 30 days after the Benefit Year anniversary if you do not want your rate to change. If you opt out of the step-up, the charge rate and the Income Base will return to the value they were immediately prior to the step-up, adjusted for any additional Purchase Payments or Excess Withdrawals (or all withdrawals under 4LATER® Advantage (Managed Risk)). This opt out will only apply for this particular Automatic Annual Step-up. You will need to notify us each time the charge rate increases if you want to opt out of subsequent Automatic Annual Step-ups.
The annual rider charge rate will increase to the then current rider charge rate not to exceed the guaranteed maximum annual charge rate, if after the first Benefit Year anniversary cumulative Purchase Payments added to the contract equal or exceed $100,000. You may not opt out of this rider charge rate increase. See Living Benefit Riders.
An Enhancement to the Income Base (less Purchase Payments received in the preceding Benefit Year) occurs if a 10-year Enhancement Period is in effect (as described further in the Living Benefit Rider section). During the first ten Benefit Years, an increase in the Income Base as a result of the Enhancement will not cause an increase in the annual rider charge rate but will increase the dollar amount of the charge. After the tenth Benefit Year anniversary, if the Enhancement Period has renewed, the annual rider charge rate may increase each time the Income Base increases as a result of the Enhancement. Since the Enhancement could increase your Income Base each Benefit Year, your charge rate could increase each Benefit Year, but the charge rate will never exceed the stated guaranteed maximum annual charge rate. If your charge rate is increased, you may opt out of the Enhancement by giving us notice within 30 days after the Benefit Year anniversary if you do not want your charge rate to change. If you opt out of the Enhancement, the charge rate and the Income Base will return to the value they were immediately prior to the Enhancement, adjusted for additional Purchase Payments or Excess Withdrawals (or all withdrawals under any version of 4LATER® Advantage (Managed Risk)), if any, and the Enhancement will not be applied. This opt out will only apply for this particular Enhancement. You will need to notify us each time thereafter (if an Enhancement would cause your charge rate to increase) if you do not want the Enhancement.
The charge will be discontinued upon termination of the rider. However, a portion of the rider charge, based on the number of days the rider was in effect that quarter, will be deducted upon termination of the rider (except for death), surrender of the contract, or the election of an Annuity Payout option, including i4LIFE® Advantage. If the Contract Value is reduced to zero, no further charge will be deducted.
i4LIFE® Advantage Guaranteed Income Benefit Charge for Contractowners who transition from a Prior Rider. If you have elected Lincoln Lifetime IncomeSM Advantage 2.0 or 4LATER® Advantage (Managed Risk) (“Prior Rider”), you may carry over certain features of that Prior Rider to transition to the applicable version of i4LIFE® Advantage Guaranteed Income Benefit. If you make this transition, your current charge rate of the Prior Rider will be the initial charge rate for your i4LIFE® Advantage Guaranteed Income Benefit rider.
This section applies to all of the transitions listed in the following chart. The charges and calculations described earlier in the i4LIFE® Advantage Guaranteed Income Benefit Charge section will not apply.
If your Prior Rider is...	you will transition to...	and the current initial charge rate for your Guaranteed Income Benefit rider is…
Lincoln Lifetime IncomeSM Advantage 2.0	i4LIFE® Advantage Guaranteed Income Benefit (version 4)	1.05% (0.2625% quarterly) single life option 1.25% (0.3125% quarterly) joint life option
4LATER® Advantage (Managed Risk)	i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk)	1.05% (0.2625% quarterly) single life option 1.25% (0.3125% quarterly) joint life option
The initial charge is a percentage of the greater of the Income Base from the Prior Rider or the Account Value. The charge for i4LIFE® Advantage Guaranteed Income Benefit is deducted quarterly, starting with the first three-month anniversary of the effective date of i4LIFE® Advantage and every three months thereafter. The total Separate Account Annual Expense charge for the Death Benefit you have elected on your base contract also applies: 1.95% for the EGMDB, 1.70% for the Guarantee of Principal Death Benefit and 1.65% for the Account Value Death Benefit. Contractowners are guaranteed that in the future the guaranteed maximum charge rate for i4LIFE® Advantage Guaranteed Income Benefit will be the guaranteed maximum charge rate that was in effect at the time they purchased the Prior Rider.
The charge will not change unless there is an automatic step-up of the Guaranteed Income Benefit (described in the i4LIFE® Advantage section of this prospectus). At such time, the dollar amount of the charge will increase by a two part formula: 1) the charge will increase by the same percentage that the Guaranteed Income Benefit payment increased and 2) the charge will also increase by the percentage of any increase to the Prior Rider current charge rate. (The Prior Rider charge rate continues to be used as a factor in determining the i4LIFE® Advantage Guaranteed Income Benefit charge.) This means that the charge may change annually. The charge may also be reduced if a withdrawal above the Regular Income Payment is taken. The dollar amount of the rider charge will be reduced in the same proportion that the withdrawal reduced the Account Value. The annual dollar amount is divided by four (4) to determine the quarterly charge.
See i4LIFE® Advantage Guaranteed Income Benefit for Contractowners who Transition from a Prior Rider in the prospectus for an example of how the initial i4LIFE® Advantage Guaranteed Income Benefit charge for purchasers of a Prior Rider could be calculated.
Lincoln Lifetime IncomeSM Advantage Charge. While this rider is in effect, there is a charge for Lincoln Lifetime IncomeSM Advantage. The current annual rider charge rate is 0.90% of the Guaranteed Amount (0.225% quarterly) for the Lincoln Lifetime IncomeSM Advantage single life or joint life option. For riders purchased before January 20, 2009, the current annual charge rate will increase from 0.75% to 0.90% upon the earlier of (a) the next Automatic Annual Step-up of the Guaranteed Amount or (b) the next Benefit Year anniversary if cumulative Purchase Payments received after the first Benefit Year anniversary equal or exceed $100,000. If the Lincoln Lifetime IncomeSM Advantage Plus is purchased, an additional 0.15% is added, for a total current cost of 1.05% of the Guaranteed Amount. See Appendix C – Lincoln Lifetime IncomeSM Advantage – Guaranteed Amount for a description of the calculation of the Guaranteed Amount.
The charge is based on the Guaranteed Amount as increased for subsequent Purchase Payments, Automatic Annual Step-ups, 5% Enhancements, and the 200% step-up and decreased for withdrawals. The 200% step-up is not available for riders purchased on and after October 5, 2009. We will deduct the cost of this rider from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the effective date of the rider. This deduction will be made in proportion to the value in each Subaccount of the contract on the Valuation Date the rider charge is assessed. For riders purchased on and after March 2, 2009, the charge is also deducted in proportion to the value in the fixed account used for dollar cost averaging purposes. The amount we deduct will increase or decrease as the Guaranteed Amount increases or decreases, because the charge is based on the Guaranteed Amount. Refer to Appendix C – Lincoln Lifetime IncomeSM Advantage – Guaranteed Amount for a discussion and example of the impact of the changes to the Guaranteed Amount.
Since the Automatic Annual Step-up could increase your Guaranteed Amount every Benefit Year (if all conditions are met), the charge rate could also increase every Benefit Year, but the rate will never exceed the guaranteed maximum annual charge rate of 1.50%. If your charge rate is increased, you may opt out of the Automatic Annual Step-up by giving us notice within 30 days after the Benefit Year anniversary if you do not want your rate to change. If you opt out of the step-up, the charge rate and the Guaranteed Amount will return to the value they were immediately prior to the step-up, adjusted for additional Purchase Payments or Excess Withdrawals, if any. This opt-out will only apply for this particular Automatic Annual Step-up and is not available if additional Purchase Payments would cause your charge to increase. You will need to notify us each time the charge rate increases if you want to opt out of subsequent Automatic Annual Step-ups.
An increase in the Guaranteed Amount as a result of the 5% Enhancement or 200% step-up will not cause an increase in the annual rider charge rate but will increase the dollar amount of the charge.
Once cumulative additional Purchase Payments into your annuity contract after the first Benefit Year equal or exceed $100,000, any additional Purchase Payment will cause the charge rate for your rider to change to the current charge rate in effect on the next Benefit Year anniversary, but the charge rate will never exceed the guaranteed maximum annual charge rate. The new charge rate will become effective on the Benefit Year anniversary.
The rider charge will be discontinued upon termination of the rider. A portion of the rider charge, based on the number of days the rider was in effect that quarter, will be deducted upon termination of the rider (except for death) or surrender of the contract.
If the Guaranteed Amount is reduced to zero while the Contractowner is receiving a lifetime Maximum Annual Withdrawal, no rider charge will be deducted.
If you purchased Lincoln Lifetime IncomeSM Advantage Plus Option, an additional 0.15% of the Guaranteed Amount will be added to the Lincoln Lifetime IncomeSM Advantage charge for a total current charge rate of 1.05% applied to the Guaranteed Amount. This total charge rate (which may change as discussed above) is in effect until the seventh Benefit Year anniversary. If you exercise your Plus Option, this entire rider and its charge will terminate. If you do not exercise the Plus Option, after the seventh Benefit Year anniversary, the 0.15% charge for the Plus Option will be removed and the Lincoln Lifetime IncomeSM Advantage rider and charge will continue. If you make a withdrawal prior to the seventh Benefit Year anniversary, you will not be able to exercise the Plus Option, but the additional 0.15% charge will remain on your contract until the seventh Benefit Year anniversary.
Guaranteed Income Benefit Charge for Lincoln Lifetime IncomeSM Advantage purchasers. For purchasers of Lincoln Lifetime IncomeSM Advantage who terminate their rider and purchase i4LIFE® Advantage Guaranteed Income Benefit (version 2 or 3), the Guaranteed Income Benefit which is purchased with i4LIFE® Advantage is subject to a current annual charge rate of 0.50% of the Account Value, which is added to the i4LIFE®Advantage charge rate for a total current charge rate of the Account Value, computed daily as follows: 2.55% for the i4LIFE® Advantage Account Value Death Benefit; 2.60% for the i4LIFE® Advantage Guarantee of Principal Death Benefit; and 2.85% for the i4LIFE® Advantage EGMDB.

Purchasers of Lincoln Lifetime IncomeSM Advantage are guaranteed that in the future the guaranteed maximum charge for the Guaranteed Income Benefit will be the guaranteed maximum charge then in effect at the time that they purchase Lincoln Lifetime IncomeSM Advantage.
The Guaranteed Income Benefit charge rate will not change unless you elect an additional step-up period during which the Guaranteed Income Benefit is stepped-up to 75% of the current Regular Income Payment (described later). At the time you elect a new step-up period, the charge rate will change to the current charge rate in effect at that time (if the current charge rate has changed) up to the guaranteed maximum annual charge rate of 1.50% of the Account Value. If we automatically administer the step-up period election for you and your charge rate is increased, you may ask us to reverse the step-up period election by giving us notice within 30 days after the date on which the step-up period election occurred. If we receive this notice, we will decrease the charge rate, on a going forward basis, to the charge rate in effect before the step-up period election occurred. Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. You will have no more step-ups unless you notify us that you wish to start a new step-up period (described in the i4LIFE® Advantage section of this prospectus).
After the Periodic Income Commencement Date, if the Guaranteed Income Benefit is terminated, the Guaranteed Income Benefit annual charge will also terminate but the i4LIFE® Advantage charge will continue.
Lincoln SmartSecurity® Advantage Charge. While this rider is in effect, there is a charge for Lincoln SmartSecurity® Advantage. The current annual charge rate is:
1.	0.85% of the Guaranteed Amount (0.2125% quarterly) for Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option (the current annual charge rate will increase to 0.85% upon the next election of a step-up of the Guaranteed Amount); or
2.	0.85% of the Guaranteed Amount (0.2125% quarterly) for Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up, single life option (and also the prior version of Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up) (for riders purchased prior to December 3, 2012, the current annual charge rate will increase from 0.65% to 0.85% at the end of the 10-year annual step-up period if a new 10-year period is elected); or
3.	1.00% of the Guaranteed Amount (0.25% quarterly) for Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up, joint life option (for riders purchased prior to December 3, 2012, the current annual charge rate will increase from 0.80% to 1.00% at the end of the 10-year annual step-up period if a new 10-year period is elected). See Appendix C – Lincoln SmartSecurity® Advantage – Guaranteed Amount for a description of the calculation of the Guaranteed Amount.
The charge is based on the Guaranteed Amount (initial Purchase Payment if purchased at contract issue, or Contract Value at the time of election) as increased for subsequent Purchase Payments and step-ups and decreased for withdrawals. We will deduct the cost of this rider from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the effective date of the rider. This deduction will be made in proportion to the value in each Subaccount and any fixed account of the contract on the Valuation Date the rider charge is assessed. In Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option and the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up (without the single or joint life option), the charge may be deducted in proportion to the value in the fixed account as well. The amount we deduct will increase or decrease as the Guaranteed Amount increases or decreases, because the charge is based on the Guaranteed Amount. Refer to Appendix C – Lincoln SmartSecurity® Advantage – Guaranteed Amount for a discussion and example of the impact of changes to the Guaranteed Amount.
Under the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option, the Guaranteed Amount will automatically step-up to the Contract Value on each Benefit Year anniversary up to and including the 10th Benefit Year if conditions are met as described in the Lincoln SmartSecurity® Advantage section. Additional 10-year periods of step-ups may be elected. The annual rider charge rate will not change upon each automatic step-up of the Guaranteed Amount within the 10-year period.
If you elect to step-up the Guaranteed Amount for another 10-year step-up period (including if we administer the step-up election for you or if you make a change from a joint life to a single life option after a death or divorce), a portion of the rider charge, based on the number of days prior to the step-up, will be deducted on the Valuation Date of the step-up based on the Guaranteed Amount immediately prior to the step-up. This deduction covers the cost of the rider from the time of the previous deduction to the date of the step-up. After a Contractowner's step-up, we will deduct the rider charge for the stepped-up Guaranteed Amount on a quarterly basis, beginning on the Valuation Date on or next following the three-month anniversary of the step-up. At the time of the elected step-up, the rider charge rate will change to the current charge rate in effect at that time (if the current charge rate has changed), but it will never exceed the guaranteed maximum annual charge rate of 0.95% of the Guaranteed Amount for the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option or 1.50% of the Guaranteed Amount for the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option. If you never elect to step-up your Guaranteed Amount, your rider charge rate will never change, although the amount we deduct will change as the Guaranteed Amount changes. The rider charge will be discontinued upon the earlier of the Annuity Commencement Date, election of i4LIFE® Advantage or withdrawals within the Maximum Annual Withdrawal Limit in Lincoln SmartSecurity® Advantage or termination of the rider. A portion of the rider charge, based on the number of days the rider was in effect that quarter, will be deducted upon termination of the rider (except upon death) or surrender of the contract.

Rider Charge Waiver. For the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option, after the later of the fifth anniversary of the effective date of the rider or the fifth anniversary of the most recent step-up of the Guaranteed Amount, the rider charge may be waived. For the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option, no rider charge waiver is available with the single life and joint life options. The earlier version of the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option has a waiver charge provision which may occur after the fifth Benefit Year anniversary following the last automatic step-up opportunity.
Whenever the above conditions are met, on each Valuation Date the rider charge is to be deducted, if the total withdrawals from the contract have been less than or equal to 10% of the sum of: (1) the Guaranteed Amount on the effective date of this rider or on the most recent step-up date; and (2) Purchase Payments made after the step-up, then the quarterly rider charge will be waived. If the withdrawals have been more than 10%, then the rider charge will not be waived.
4LATER® Advantage Charge. Prior to the Periodic Income Commencement Date (which is defined as the Valuation Date the initial Regular Income Payment under i4LIFE® Advantage is determined), the annual 4LATER® charge rate is currently 0.65% of the Income Base. For riders purchased before January 20, 2009, the current annual charge rate will increase from 0.50% to 0.65% upon the next election to reset the Income Base. The Income Base (an amount equal to the initial Purchase Payment if purchased at contract issue, or Contract Value at the time of election if elected after the contract effective date), as adjusted, is a value that will be used to calculate the 4LATER® Guaranteed Income Benefit. The Income Base is increased for subsequent Purchase Payments, automatic 15% enhancements and resets, and decreased for withdrawals. An amount equal to the quarterly 4LATER® rider charge rate multiplied by the Income Base will be deducted from the Subaccounts on every three-month anniversary of the later of the 4LATER® rider effective date or the most recent reset of the Income Base. This deduction will be made in proportion to the value in each Subaccount on the Valuation Date the 4LATER® rider charge is assessed. The amount we deduct will increase as the Income Base increases, because the charge is based on the Income Base. As described in more detail below, the only time the Income Base will change is when there are additional Purchase Payments, withdrawals, automatic enhancements at the end of the 3-year waiting periods or in the event of a reset to the current Account Value.
Upon a reset of the Income Base, a portion of the rider charge, based on the number of days prior to the reset, will be deducted on the Valuation Date of the reset based on the Income Base immediately prior to the reset. This deduction covers the cost of the 4LATER® rider from the time of the previous deduction to the date of the reset. After the reset, we will deduct the 4LATER® rider charge for the reset Income Base on a quarterly basis, beginning on the Valuation Date on or next following the three-month anniversary of the reset. At the time of the reset, the annual charge rate will be the current charge rate in effect at the time of reset. At the time of each reset (whether you elect the reset or we administer the reset for you), the annual charge rate will change to the current charge rate in effect at the time of the reset, not to exceed the guaranteed maximum charge rate of 1.50% of the Income Base. At the time of reset, a new Waiting Period will begin. Subsequent resets may be elected at the end of each new Waiting Period. The reset will be effective on the next Valuation Date after notice of the reset is approved by us. If you never elect to reset your Income Base, your 4LATER® rider charge rate will never change, although the amount we deduct will change as your Income Base changes.
Prior to the Periodic Income Commencement Date, a portion of the 4LATER® rider charge, based on the number of days the rider was in effect that quarter, will be deducted upon termination of the 4LATER® rider for any reason other than death. On the Periodic Income Commencement Date, a portion of the 4LATER® rider charge, based on the number of days the rider was in effect that quarter, will be made to cover the cost of 4LATER® since the previous deduction.
i4LIFE® Advantage with 4LATER® Guaranteed Income Benefit Charge for Contractowners who transition from 4LATER® Advantage. The 4LATER® Guaranteed Income Benefit current annual rider charge rate for purchasers who previously purchased 4LATER® Advantage is 0.65% of the Account Value, which is added to the i4LIFE® Advantage charge rate for a total current charge rate of the Account Value, computed daily as follows: 2.70% for the i4LIFE® Advantage Account Value Death Benefit; 2.75% for the i4LIFE® Advantage Guarantee of Principal Death Benefit; and 3.00% for the i4LIFE® Advantage EGMDB. (For riders purchased before January 20, 2009, the current annual charge rate is 0.50%, but will increase to 0.65% upon the next election to reset the Income Base.) These charges apply only during the i4LIFE® Advantage payout phase.
On and after the Periodic Income Commencement Date, the 4LATER® Guaranteed Income Benefit charge will be added to the i4LIFE® Advantage charge rate as a daily percentage of average Account Value. This is a change to the calculation of the 4LATER® charge because after the Periodic Income Commencement Date, when the 4LATER® Guaranteed Income Benefit is established, the Income Base is no longer applicable. The 4LATER® charge rate is the same immediately before and after the Periodic Income Commencement Date; however, the charge is multiplied by the Income Base (on a quarterly basis) prior to the Periodic Income Commencement Date and then multiplied by the average daily Account Value after the Periodic Income Commencement Date.
After the Periodic Income Commencement Date, the 4LATER® Guaranteed Income Benefit charge rate will not change unless the Contractowner elects additional 15-year step-up periods during which the 4LATER® Guaranteed Income Benefit is stepped-up to 75% of the current Regular Income Payment. At the time of a reset of the 15-year step-up period, the 4LATER® Guaranteed Income Benefit charge rate will change to the current charge rate in effect at that time (if the current charge rate has changed) up to the guaranteed maximum annual charge rate of 1.50% of Account Value. After we administer this election, you have 30 days to notify us if you wish to reverse the election (because you do not wish to incur the additional cost). If we receive this notice, we will decrease the charge rate, on a going forward basis, to the charge rate in effect before the step-up occurred.
After the Periodic Income Commencement Date, if the 4LATER® Guaranteed Income Benefit is terminated, the 4LATER® Guaranteed Income Benefit annual charge will also terminate but the i4LIFE® Advantage charge will continue.
Discontinued Living Benefit Riders
Lincoln Lifetime IncomeSM Advantage
The Lincoln Lifetime IncomeSM Advantage rider provides minimum, guaranteed, periodic withdrawals for your life as Contractowner/Annuitant (single life option) or for the lives of you as Contractowner/Annuitant and your spouse as joint owner or primary Beneficiary (joint life option) regardless of the investment performance of the contract, provided that certain conditions are met. The Contractowner, Annuitant or Secondary Life may not be changed while this rider is in effect (except if the Secondary Life assumes ownership of the contract upon death of the Contractowner), including any sale or assignment of the contract as collateral. A minimum guaranteed amount (Guaranteed Amount) is used to calculate the periodic withdrawals from your contract, but is not available as a separate benefit upon death or surrender. The Guaranteed Amount is equal to the initial Purchase Payment (or Contract Value if elected after contract issue) increased by subsequent Purchase Payments, Automatic Annual Step-ups, 5% Enhancements and the step-up to 200% of the initial Guaranteed Amount (if applicable to your contract) and decreased by withdrawals in accordance with the provisions set forth below. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. No additional Purchase Payments are allowed if the Contract Value decreases to zero for any reason.
This rider provides annual withdrawals of 5% of the initial Guaranteed Amount called Maximum Annual Withdrawal amounts. With the single life option, you may receive Maximum Annual Withdrawal amounts for your lifetime. If you purchased the joint life option, Maximum Annual Withdrawal amounts for the lifetimes of you and your spouse are available. Withdrawals in excess of the Maximum Annual Withdrawal amount and any withdrawals prior to age 59 (for the single life option) or age 65 (for the joint life option) may significantly reduce your Maximum Annual Withdrawal amount. Withdrawals will also negatively impact the availability of the 5% Enhancement, the 200% step-up (if applicable to your contract) and Lincoln Lifetime IncomeSM Advantage Plus. These options are discussed below in detail.
An additional option, Lincoln Lifetime IncomeSM Advantage Plus, provides that on the seventh Benefit Year anniversary, provided you have not made any withdrawals, you may choose to cancel your Lincoln Lifetime IncomeSM Advantage rider and receive an increase in your Contract Value of an amount equal to the excess of your initial Guaranteed Amount (and Purchase Payments made within 90 days of rider election) over your Contract Value. This option guarantees at least a return of your initial Purchase Payment after 7 years. Lincoln Lifetime IncomeSM Advantage Plus must have been purchased with Lincoln Lifetime IncomeSM Advantage. Lincoln Lifetime IncomeSM Advantage Plus is discussed in detail below.
If you purchased this rider, you are limited in how you can invest in the Subaccounts in your contract. In addition, the fixed account is not available except for use with dollar cost averaging. See The Contracts – Investment Requirements – Option 3 if you purchased Lincoln Lifetime IncomeSM Advantage on or after January 20, 2009. See The Contracts – Investment Requirements – Option 2 if you purchased Lincoln Lifetime IncomeSM Advantage prior to January 20, 2009.
We have designed the rider to protect you from outliving your Contract Value. If the rider terminates or you (and your spouse, if applicable) die before your Contract Value is reduced to zero, neither you nor your estate will receive any lifetime withdrawals from us under the rider. We limit your withdrawals to the Maximum Annual Withdrawal amount and impose Investment Requirements in order to minimize the risk that your Contract Value will be reduced to zero before your (or your spouse’s) death.
If the rider was elected at contract issue, then the rider was effective on the contract’s effective date. If the rider was elected after the contract was issued the rider became effective on the next Valuation Date following approval by us. You cannot simultaneously elect Lincoln Lifetime IncomeSM Advantage with any other Living Benefit Rider.
Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. If your Benefit Year anniversary falls on a day that the New York Stock Exchange is closed, any benefit calculation scheduled to occur on that anniversary will occur on the next Valuation Date.
Guaranteed Amount. The Guaranteed Amount is a value used to calculate your withdrawal benefit under this rider. The Guaranteed Amount is not available to you as a lump sum withdrawal or a Death Benefit. The initial Guaranteed Amount varies based on when you elect the rider. If you elected the rider at the time you purchased the contract, the initial Guaranteed Amount equals your initial Purchase Payment . If you elected the rider after we issued the contract, the initial Guaranteed Amount equals the Contract Value on the effective date of the rider. The maximum Guaranteed Amount is $10 million. This maximum takes into consideration the total guaranteed amounts under the Living Benefit Riders from all Lincoln Life contracts (or contracts issued by our affiliates) in which you (or spouse if joint life option) are the covered life.

Additional Purchase Payments automatically increase the Guaranteed Amount by the amount of the Purchase Payment (not to exceed the maximum Guaranteed Amount); for example, a $10,000 additional Purchase Payment will increase the Guaranteed Amount by $10,000. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. Additional Purchase Payments will not be allowed if the Contract Value decreases to zero for any reason including market loss.
The following example demonstrates the impact of additional Purchase Payments on the Lincoln Lifetime IncomeSM Advantage charge:
Initial Purchase Payment	$100,000
Additional Purchase Payment in Year 2	$95,000	No change to charge
Additional Purchase Payment in Year 3	$50,000	Charge will be the then current charge
Additional Purchase Payment in Year 4	$25,000	Charge will be the then current charge
Each withdrawal reduces the Guaranteed Amount as discussed below.
5% Enhancement to the Guaranteed Amount. On each Benefit Year anniversary, the Guaranteed Amount, minus Purchase Payments received in the preceding Benefit Year, will be increased by 5% if the Contractowner/Annuitant (as well as the spouse if the joint life option is in effect) is under 86 and the rider is within the 10 year period described below. Additional Purchase Payments must be invested in the contract at least one Benefit Year before the 5% Enhancement will be made on the portion of the Guaranteed Amount equal to that Purchase Payment. Any Purchase Payments made within the first 90 days after the effective date of the rider will be included in the Guaranteed Amount for purposes of receiving the 5% Enhancement on the first Benefit Year anniversary.
Note: The 5% Enhancement is not available in any Benefit Year there is a withdrawal from Contract Value including a Maximum Annual Withdrawal amount. A 5% Enhancement will occur in subsequent years after a withdrawal only under certain conditions. If you are eligible (as defined below) for the 5% Enhancement in the next year, the enhancement will not occur until the Benefit Year anniversary of that year.
The following is an example of the impact of the 5% Enhancement on the Guaranteed Amount :
Initial Purchase Payment = $100,000; Guaranteed Amount = $100,000
Additional Purchase Payment on day 30 = $15,000; Guaranteed Amount = $115,000
Additional Purchase Payment on day 95 = $10,000; Guaranteed Amount = $125,000
On the first Benefit Year anniversary, the Guaranteed Amount is $130,750 (= $115,000 x 1.05 + $10,000). The $10,000 Purchase Payment on day 95 is not eligible for the 5% Enhancement until the second Benefit Year anniversary.
The 5% Enhancement will be in effect for 10 years from the effective date of the rider. The 5% Enhancement will cease upon the death of the Contractowner/Annuitant or upon the death of the survivor of the Contractowner or spouse (if joint life option is in effect) or when the oldest of these individuals reaches age 86. A new 10-year period will begin each time an Automatic Annual Step-up to the Contract Value occurs as described below. As explained below, the 5% Enhancement and Automatic Annual Step-up will not occur in the same year. If the Automatic Annual Step-up provides a greater increase to the Guaranteed Amount, you will not receive the 5% Enhancement. The 5% Enhancement cannot increase the Guaranteed Amount above the maximum Guaranteed Amount of $10 million. For riders purchased prior to January 20, 2009, the 5% Enhancement will be in effect for 15 years from the effective date of the rider, and a new 15-year period will begin following each Automatic Annual Step-up.
Any withdrawal from the Contract Value limits the 5% Enhancement as follows:
a.	The 5% Enhancement will not occur on any Benefit Year anniversary in which there is a withdrawal, including a Maximum Annual Withdrawal amount, from the contract during that Benefit Year. The 5% Enhancement will occur on the following Benefit Year anniversary if no other withdrawals are made from the contract and the rider is within the 10-year period as long as the Contractowner/Annuitant (single life option) is 59 or older or the Contractowner and spouse (joint life option) are age 65 or older.
b.	If the Contractowner/Annuitant (single life option) is under age 59 or the Contractowner or spouse (joint life option) is under age 65, and a withdrawal is made from the contract, the 5% Enhancement will not occur again until an Automatic Annual Step-Up to the Contract Value (as described below) occurs.
An example of the impact of a withdrawal on the 5% Enhancement is included in the Withdrawals section below.
If your Guaranteed Amount is increased by the 5% Enhancement on the Benefit Year anniversary, your charge rate for the rider will not change. However, the amount you pay for the rider will increase since the charge for the rider is based on the Guaranteed Amount.
Automatic Annual Step-ups of the Guaranteed Amount. The Guaranteed Amount will automatically step-up to the Contract Value on each Benefit Year anniversary if:

a.	the Contractowner/Annuitant (single life option), or the Contractowner and spouse (joint life option) are both still living and under age 86; and
b.	the Contract Value on that Benefit Year anniversary, after the deduction of any withdrawals (including the rider charge and account fee), plus any Purchase Payments made on that date and Persistency Credits, if any, added on that date, is greater than the Guaranteed Amount after the 5% Enhancement (if any) or 200% step-up (if any, as described below).
Following is an example of how the Automatic Annual Step-ups and the 5% Enhancement will work (assuming no withdrawals or additional Purchase Payments and issue age above 59 (single life) or 65 (joint life)):
	Contract Value	Guaranteed Amount	Potential for Charge to Change	Length of 5% Enhancement Period
Initial Purchase Payment $50,000	$50,000	$50,000	No	10
1st Benefit Year anniversary	$54,000	$54,000	Yes	10
2nd Benefit Year anniversary	$53,900	$56,700	No	9
3rd Benefit Year anniversary	$57,000	$59,535	No	8
4th Benefit Year anniversary	$64,000	$64,000	Yes	10
On the first Benefit Year anniversary, the Automatic Annual Step-up increased the Guaranteed Amount to the Contract Value of $54,000 since the increase in the Contract Value is greater than the 5% Enhancement amount of $2,500 (5% of $50,000). On the second Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $54,000 = $2,700). On the third Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $56,700 = $2,835). On the fourth Benefit Year anniversary, the Automatic Annual Step-up to the Contract Value was greater than the 5% Enhancement amount of $2,977 (5% of $59,535) and a new 10-year Enhancement Period began.
An Automatic Annual Step-up cannot increase the Guaranteed Amount beyond the maximum Guaranteed Amount of $10 million.
Step-up to 200% of the initial Guaranteed Amount. If you purchased Lincoln Lifetime IncomeSM Advantage on or after October 5, 2009, the 200% step-up will not be available. For Contractowners who purchased Lincoln Lifetime IncomeSM Advantage on or after January 20, 2009 but before October 5, 2009, on the Benefit Year anniversary after you (single life) or the younger of you and your spouse (joint life) reach age 65, or the rider has been in effect for 10 years, whichever event is later, we will step-up your Guaranteed Amount to 200% of your initial Guaranteed Amount (plus any Purchase Payments made within 90 days of rider election), less any withdrawals, if this would increase your Guaranteed Amount to an amount higher than that provided by the 5% Enhancement or the Automatic Annual Step-up for that year, if applicable. (You will not also receive the 5% Enhancement or Automatic Annual Step-up if the 200% step-up applies.) This step-up will not occur if:
1.	any withdrawal was made prior to age 59 (single life) or age 65 (joint life);
2.	an Excess Withdrawal (defined below) has occurred; or
3.	cumulative withdrawals totaling more than 10% of the initial Guaranteed Amount (plus Purchase Payments within 90 days of rider election) have been made (even if these withdrawals were within the Maximum Annual Withdrawal amount).
For example, assume the initial Guaranteed Amount is $200,000. A $10,000 Maximum Annual Withdrawal was made at age 65 and at age 66. If one more $10,000 Maximum Annual Withdrawal was made at age 67, the step-up would not be available since withdrawals cannot exceed $20,000 (10% of $200,000).
If you purchased Lincoln Lifetime IncomeSM Advantage prior to January 20, 2009, you will not be eligible to receive the 200% step-up of the Guaranteed Amount until the Benefit Year anniversary after you (single life) or the younger of you and your spouse (joint life) reach age 70, or the rider has been in effect for 10 years, whichever event is later.
This Step-up is only available one time and it will not occur if, on the applicable Benefit Year anniversary, your Guaranteed Amount exceeds 200% of your initial Guaranteed Amount (plus Purchase Payments within 90 days of rider election). Required minimum distributions (RMDs) from qualified contracts may adversely impact this benefit because you may have to withdraw more than 10% of your initial Guaranteed Amount. See the terms governing RMDs in the Maximum Annual Withdrawal Amount section below.
The following example demonstrates the impact of this step-up on the Guaranteed Amount:
Initial Purchase Payment at age 55 = $200,000; Guaranteed Amount = $200,000; Maximum Annual Withdrawal amount = $10,000.
After 10 years, at age 65, the Guaranteed Amount is $272,339 (after applicable 5% Enhancements and two $10,000 Maximum Annual Withdrawal Amounts) and the Contract Value is $250,000. Since the Guaranteed Amount is less than $360,000 ($200,000 initial Guaranteed Amount reduced by the two $10,000 withdrawals x 200%), the Guaranteed Amount is increased to $360,000.
The 200% step-up (if applicable to your contract) cannot increase the Guaranteed Amount beyond the maximum Guaranteed Amount of $10 million.

Maximum Annual Withdrawal Amount. You may make periodic withdrawals up to the Maximum Annual Withdrawal amount each Benefit Year for your (Contractowner) lifetime (single life option) or the lifetimes of you and your spouse (joint life option) as long as you are at least age 59 (single life option) or you and your spouse are both at least age 65 (joint life option) and your Maximum Annual Withdrawal amount is greater than zero.
On the effective date of the rider, the Maximum Annual Withdrawal amount is equal to 5% of the initial Guaranteed Amount. If you do not withdraw the entire Maximum Annual Withdrawal amount during a Benefit Year, there is no carryover of the extra amount into the next Benefit Year.
If your Contract Value is reduced to zero because of market performance, withdrawals equal to the Maximum Annual Withdrawal amount will continue automatically for your life (and your spouse if applicable under joint life option) under the Maximum Annual Withdrawal Amount Annuity Payment Option (discussed later). You may not withdraw the remaining Guaranteed Amount in a lump sum.
Note: if any withdrawal is made, the 5% Enhancement is not available during that Benefit Year and Lincoln Lifetime IncomeSM Advantage Plus is not available (see below). Withdrawals may also negatively impact the 200% step-up (see above).
The tax consequences of withdrawals are discussed in Federal Tax Matters section of this prospectus.
All withdrawals you make, whether or not within the Maximum Annual Withdrawal amount, will decrease your Contract Value.
The Maximum Annual Withdrawal amount will be doubled, called the Nursing Home Enhancement, during a Benefit Year when the Contractowner/Annuitant is age 59 or older or the Contractowner and spouse (joint life option), are both age 65 or older, and one is admitted into an accredited nursing home or equivalent health care facility. The Nursing Home Enhancement applies if the admittance into such facility occurs 60 months or more after the effective date of the rider (36 months or more for Contractowners who purchased this rider prior to January 20, 2009), the individual was not in the nursing home in the year prior to the effective date of the rider, and upon entering the nursing home, the person has been then confined for at least 90 consecutive days. Proof of nursing home confinement will be required each year. If you leave the nursing home, your Maximum Annual Withdrawal amount will be reduced by 50% starting after the next Benefit Year anniversary.
The requirements of an accredited nursing home or equivalent health care facility are set forth in the Nursing Home Enhancement Claim Form. The criteria for the facility include, but are not limited to: providing 24 hour a day nursing services; an available physician; an employed nurse on duty or call at all times; maintains daily clinical records; and able to dispense medications. This does not include an assisted living or similar facility. For riders purchased on or after January 20, 2009, the admittance to a nursing home must be pursuant to a plan of care provided by a licensed health care practitioner, and the nursing home must be located in the United States.
The remaining references to the 5% Maximum Annual Withdrawal amount also include the Nursing Home Enhancement Maximum Annual Withdrawal amount.
The Maximum Annual Withdrawal amount is increased by 5% of any additional Purchase Payments . For example, if the Maximum Annual Withdrawal amount of $2,500 (5% of $50,000 Guaranteed Amount) is in effect and an additional Purchase Payment of $10,000 is made , the new Maximum Annual Withdrawal amount is $3,000 ($2,500 + 5% of $10,000).
5% Enhancements, Automatic Annual Step-ups and the 200% step-up (if applicable to your contract) will cause a recalculation of the eligible Maximum Annual Withdrawal amount to the greater of:
a.	the Maximum Annual Withdrawal amount immediately prior to the 5% Enhancement, Automatic Annual Step-up or 200% step-up; or
b.	5% of the Guaranteed Amount on the Benefit Year anniversary.
See the chart below for examples of the recalculation.
The Maximum Annual Withdrawal amount from both Lincoln Lifetime IncomeSM Advantage and Lincoln SmartSecurity® Advantage under all Lincoln Life contracts (or contracts issued by our affiliates) applicable to you (or your spouse if joint life option) can never exceed 5% of the maximum Guaranteed Amount.
Withdrawals after age 59 (Single Life Option) or age 65 (Joint Life Option). If the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) after age 59 (single life) or age 65 (joint life) are within the Maximum Annual Withdrawal amount, then:
1.	the withdrawal will reduce the Guaranteed Amount by the amount of the withdrawal on a dollar-for-dollar basis, and
2.	the Maximum Annual Withdrawal amount will remain the same.
The impact of withdrawals prior to age 59 or age 65 will be discussed later in this section. The following example illustrates the impact of Maximum Annual Withdrawals on the Guaranteed Amount and the recalculation of the Maximum Annual Withdrawal amount (assuming no additional Purchase Payments and the Contractowner (single life) is older than 59 and the Contractowner and spouse (joint life) are both older than 65):
	Contract Value	Guaranteed Amount	Maximum Annual Withdrawal Amount
Initial Purchase Payment $50,000	$50,000	$50,000	$2,500
1st Benefit Year anniversary	$54,000	$54,000	$2,700
2nd Benefit Year anniversary	$51,000	$51,300	$2,700
3rd Benefit Year anniversary	$57,000	$57,000	$2,850
4th Benefit Year anniversary	$64,000	$64,000	$3,200
The initial Maximum Annual Withdrawal amount is equal to 5% of the Guaranteed Amount. Since withdrawals occurred each year (even withdrawals within the Maximum Annual Withdrawal amount), the 5% Enhancement of the Guaranteed Amount was not available. However, each year the Automatic Annual Step-up occurred (first, third and fourth Benefit Year anniversaries), the Maximum Annual Withdrawal amount was recalculated to 5% of the current Guaranteed Amount.
Withdrawals from Individual Retirement Annuity contracts will be treated as within the Maximum Annual Withdrawal amount (even if they exceed the 5% Maximum Annual Withdrawal amount) only if the withdrawals are taken in systematic installments of the amount needed to satisfy the RMD rules under Internal Revenue Code Section 401(a)(9). In addition, in order for this exception for RMDs to apply, the following must occur:
1.	Lincoln’s automatic withdrawal service is used to calculate and pay the RMD;
2.	The RMD calculation must be based only on the value in this contract;
3.	No withdrawals other than RMDs are made within that Benefit Year (except as described in next paragraph); and
4.	This contract is not a beneficiary IRA.
If your RMD withdrawals during a Benefit Year are less than the Maximum Annual Withdrawal amount, an additional amount up to the Maximum Annual Withdrawal amount may be withdrawn. If a withdrawal, other than an RMD is made during the Benefit Year, then all amounts withdrawn in excess of the Maximum Annual Withdrawal amount, including amounts attributed to RMDs, will be treated as Excess Withdrawals (see below).
Distributions from qualified contracts are generally taxed as ordinary income. Distributions from nonqualified contracts that are includable in gross income are also generally taxed as ordinary income. See Federal Tax Matters for information on determining what amounts are includable in gross income.
Excess Withdrawals. Excess Withdrawals are the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) that exceed the Maximum Annual Withdrawal amount. When Excess Withdrawals occur:
1.	The Guaranteed Amount is reduced by the same proportion that the Excess Withdrawal reduces the Contract Value. This means that the reduction in the Guaranteed Amount could be more than a dollar-for-dollar reduction.
2.	The Maximum Annual Withdrawal amount will be immediately recalculated to 5% of the new (reduced) Guaranteed Amount (after the proportionate reduction for the Excess Withdrawal); and
3.	The 200% step-up will never occur.
The following example demonstrates the impact of an Excess Withdrawal on the Guaranteed Amount and the Maximum Annual Withdrawal amount. A $12,000 withdrawal caused a $15,182 reduction in the Guaranteed Amount.
Prior to Excess Withdrawal:
Contract Value = $60,000
Guaranteed Amount = $85,000
Maximum Annual Withdrawal amount = $5,000 (5% of the initial Guaranteed Amount of $100,000)
After a $12,000 Withdrawal ($5,000 is within the Maximum Annual Withdrawal amount, $7,000 is the Excess Withdrawal):
The Contract Value and Guaranteed Amount are reduced dollar for dollar for the Maximum Annual Withdrawal amount of $5,000:
Contract Value = $55,000
Guaranteed Amount = $80,000
The Contract Value is reduced by the $7,000 Excess Withdrawal and the Guaranteed Amount is reduced by 12.73%, the same proportion that the Excess Withdrawal reduced the $55,000 Contract Value ($7,000 / $55,000)
Contract Value = $48,000

Guaranteed Amount = $69,818 ($80,000 x 12.73% = $10,182; $80,000 - $10,182 = $69,818)
Maximum Annual Withdrawal amount = $3,491 (5% of $69,818)
In a declining market, withdrawals that exceed the Maximum Annual Withdrawal amount may substantially deplete or eliminate your Guaranteed Amount and reduce or deplete your Maximum Annual Withdrawal amount. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value.
Withdrawals before age 59/65. If any withdrawal is made prior to the time the Contractowner is age 59 (single life) or the Contractowner and spouse (joint life) are both age 65, including withdrawals equal to Maximum Annual Withdrawal amounts, the following will occur:
1.	The Guaranteed Amount will be reduced in the same proportion that the entire withdrawal reduced the Contract Value (this means that the reduction in the Guaranteed Amount could be more than a dollar-for-dollar reduction);
2.	The Maximum Annual Withdrawal amount will be immediately recalculated to 5% of the new (reduced) Guaranteed Amount;
3.	The 5% Enhancement to the Guaranteed Amount is not available until after an Automatic Annual Step-up to the Contract Value occurs. This Automatic Annual Step-up will not occur until the Contract Value exceeds the Guaranteed Amount on a Benefit Year anniversary (see the 5% Enhancement section above); and
4.	The 200% step-up will never occur.
The following is an example of the impact of a withdrawal prior to age 59 for single or age 65 for joint:
•	$100,000 Purchase Payment
•	$100,000 Guaranteed Amount
•	A 10% market decline results in a Contract Value of $90,000
•	$5,000 Maximum Annual Withdrawal amount
If a $5,000 withdrawal is made before age 59, the Guaranteed Amount will be $94,444 ($100,000 reduced by 5.56% ($5,000/$90,000) and the new Maximum Annual Withdrawal amount is $4,722 (5% x $94,444).
In a declining market, withdrawals prior to age 59 (or 65 if Joint Life) may substantially deplete or eliminate your Guaranteed Amount and reduce or deplete your Maximum Annual Withdrawal amount.
Lincoln Lifetime IncomeSM Advantage Plus. If you have purchased Lincoln Lifetime IncomeSM Advantage Plus (“Plus Option”), on the seventh Benefit Year anniversary, you may elect to receive an increase in your Contract Value equal to the excess of your initial Guaranteed Amount (plus any Purchase Payments made within 90 days of the rider effective date), over your current Contract Value. Making this election will terminate the Plus Option as well as Lincoln Lifetime IncomeSM Advantage and the total charge for this rider and you will have no further rights to Maximum Annual Withdrawal amounts or any other benefits under this rider. You have 30 days after the seventh Benefit Year anniversary to make this election, but you will receive no more than the difference between the Contract Value and the initial Guaranteed Amount (plus any Purchase Payments within 90 days of the rider effective date) on the seventh Benefit Year anniversary.
You may not elect to receive an increase in Contract Value if any withdrawal is made, including Maximum Annual Withdrawal amounts or RMDs, prior to the seventh Benefit Year anniversary. If you make a withdrawal prior to the seventh Benefit Year anniversary, the charge for this Plus Option (in addition to the Lincoln Lifetime IncomeSM Advantage charge) will continue until the seventh Benefit Year anniversary. After the seventh Benefit Year anniversary, the 0.15% charge for the Plus Option will be removed from your contract and the charge for your Lincoln Lifetime IncomeSM Advantage will continue.
If you do not elect to exercise the Plus Option, after the seventh Benefit Year anniversary, your Lincoln Lifetime IncomeSM Advantage and its charge will continue and the Plus Option 0.15% charge will be removed from your contract.
The following example illustrates the Plus Option upon the seventh Benefit Year anniversary:
Initial Purchase Payment of $100,000; Initial Guaranteed Amount of $100,000.
On the seventh Benefit Year anniversary, if the current Contract Value is $90,000; the Contractowner may choose to have $10,000 placed in the contract and the Plus Option (including the right to continue Lincoln Lifetime IncomeSM Advantage) will terminate at that time.
If you purchased the Lincoln Lifetime IncomeSM Advantage Plus option, you have limited investment options until the seventh Benefit Year anniversary as set forth in the Investment Requirements section of this prospectus. After the seventh Benefit Year anniversary, if your contract continues, you may invest in other Subaccounts in your contract, subject to the Investment Requirements applicable to your purchase date of Lincoln Lifetime IncomeSM Advantage.
Maximum Annual Withdrawal Amount Annuity Payout Option. If you are required to annuitize your Maximum Annual Withdrawal amount because you have reached the maturity date of the contract, the Maximum Annual Withdrawal Amount Annuity Payout Option is available.

The Maximum Annual Withdrawal Amount Annuity Payout Option is a fixed annuitization in which the Contractowner (and spouse if applicable) will receive annual annuity payments equal to the Maximum Annual Withdrawal amount for life (this option is different from other annuity payment options discussed in your prospectus, including i4LIFE® Advantage, which are based on your Contract Value). Payment frequencies other than annual may be available. You will have no other contract features other than the right to receive annuity payments equal to the Maximum Annual Withdrawal amount (including the Nursing Home Enhancement if you qualify) for your life or the life of you and your spouse for the joint life option.
If the Contract Value is zero and you have a remaining Maximum Annual Withdrawal amount, you will receive the Maximum Annual Withdrawal Amount Annuity Payment Option.
If you are receiving the Maximum Annual Withdrawal Amount Annuity Payout Option, your Beneficiary may be eligible for a final payment upon death of the single life or surviving joint life. To be eligible the Death Benefit option in effect immediately prior to the exercise of the Maximum Annual Withdrawal Amount Annuity Payout Option must not be the Account Value Death Benefit.
The final payment is equal to the sum of all Purchase Payments, decreased by withdrawals in the same proportion as the withdrawals reduce the Contract Value; withdrawals less than or equal to the Maximum Annual Withdrawal amount and payments under the Maximum Annual Withdrawal Annuity Payout Option will reduce the sum of the Purchase Payments dollar for dollar. If your Death Benefit option in effect immediately prior to the Maximum Annual Withdrawal Amount Annuity Payout Option provided for deduction for withdrawals on a dollar for dollar basis, then any withdrawals that occurred prior to the election of Lincoln Lifetime IncomeSM Advantage will reduce the sum of all Purchase Payments on a dollar for dollar basis.
Death Prior to the Annuity Commencement Date. Lincoln Lifetime IncomeSM Advantage has no provision for a payout of the Guaranteed Amount upon death of the Contractowners or Annuitant. In addition, Lincoln Lifetime IncomeSM Advantage provides no increase in value to the Death Benefit over and above what the Death Benefit provides in the base contract. At the time of death, if the Contract Value equals zero, no Death Benefit options (as described in the Death Benefit section of this prospectus) will be in effect. Election of Lincoln Lifetime IncomeSM Advantage does not impact the Death Benefit options available for purchase with your annuity contract. All Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The Contracts – Death Benefit.
Upon the death of the single life, Lincoln Lifetime IncomeSM Advantage will end and no further Maximum Annual Withdrawal amounts are available (even if there was a Guaranteed Amount in effect at the time of the death). Lincoln Lifetime IncomeSM Advantage Plus will also terminate, if in effect. If the Beneficiary elects to continue the contract after the death of the single life (through a separate provision of the contract), the Beneficiary may purchase a new Living Benefit Rider if available under the terms and charge in effect at the time of the new purchase. There is no carryover of the Guaranteed Amount.
Upon the first death under the joint life option, the lifetime payout of the Maximum Annual Withdrawal amount will continue for the life of the surviving spouse. The 5% Enhancement, 200% Step-up, Lincoln Lifetime IncomeSM Advantage Plus and Automatic Annual Step-up will continue if applicable as discussed above. Upon the death of the surviving spouse, Lincoln Lifetime IncomeSM Advantage will end and no further Maximum Annual Withdrawal amounts are available (even if there was a Guaranteed Amount in effect at the time of the death). Lincoln Lifetime IncomeSM Advantage Plus will also terminate, if in effect.
As an alternative, after the first death, the surviving spouse may choose to terminate the joint life option and purchase a new single life option, if available, under the terms and charge in effect at the time for a new purchase. The surviving spouse must be under age 65. In deciding whether to make this change, the surviving spouse should consider: 1) if the change will cause the Guaranteed Amount and the Maximum Annual Withdrawal amount to decrease and 2) if the single life rider option for new issues will provide an earlier age (59) to receive Maximum Annual Withdrawal amounts.
Impact of Divorce on Joint Life Option. In the event of a divorce, the Contractowner may terminate the joint life option and purchase a single life option, if available, (if the Contractowner is under age 65) at the current rider charge and the terms in effect for new sales of the single life option.
After a divorce, the Contractowner may keep the joint life option to have the opportunity to receive lifetime payouts for the lives of the Contractowner and a new spouse. This is only available if no withdrawals were made from the contract after the effective date of the rider up to and including the date the new spouse is added to the rider.
Termination. After the seventh anniversary of the effective date of the rider, the Contractowner may terminate the rider by notifying us in writing. Lincoln Lifetime IncomeSM Advantage will automatically terminate:
•	Upon exercise of the Lincoln Lifetime IncomeSM Advantage Plus option to receive an increase in the Contract Value equal to the excess of your initial Guaranteed Amount over the Contract Value;
•	on the Annuity Commencement Date (except payments under the Maximum Annual Withdrawal Amount Annuity Payment Option will continue if applicable);
•	upon the death under the single life option or the death of the surviving spouse under the joint life option;
•	when the Maximum Annual Withdrawal amount is reduced to zero; or
•	upon termination of the underlying annuity contract.

The termination will not result in any increase in Contract Value equal to the Guaranteed Amount. Upon effective termination of this rider, the benefits and charges within this rider will terminate.
If you terminate the rider, you must wait one year before you can elect any Living Benefit Rider available for purchase at that time. If you have elected to receive an increase in your Contract Value under Lincoln Lifetime IncomeSM Advantage Plus (after the seventh Benefit Year), you may elect a new Living Benefit Rider at any time.
i4LIFE® Advantage Guaranteed Income Benefit Option. Contractowners who previously elected Lincoln Lifetime IncomeSM Advantage may decide to later carry over their Guaranteed Amount to the applicable version of i4LIFE® Advantage Guaranteed Income Benefit. This decision must be made prior to the Annuity Commencement Date. Guaranteed Income Benefit (version 3) is available for Lincoln Lifetime IncomeSM Advantage riders purchased on or after October 6, 2008 and prior to October 31, 2010. Guaranteed Income Benefit (version 2) is available for Lincoln Lifetime IncomeSM Advantage riders purchased prior to October 6, 2008. You cannot have both i4LIFE® Advantage and another Living Benefit Rider in effect on your contract at the same time.
Lincoln SmartSecurity® Advantage
This benefit provides a minimum guaranteed amount (Guaranteed Amount) that you will be able to withdraw, in installments, from your contract. The Guaranteed Amount is equal to the initial Purchase Payment (or Contract Value if elected after contract issue) adjusted for subsequent Purchase Payments, step-ups and withdrawals in accordance with the provisions set forth below. There are two options that step-up the Guaranteed Amount to a higher level (the Contract Value at the time of the step-up):
Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up or
Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up
Under the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up, the Contractowner has the option to step-up the Guaranteed Amount after five years. With the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option, the Guaranteed Amount will automatically step up to the Contract Value, if higher, on each Benefit Year anniversary through the tenth anniversary. With the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up, the Contractowner can also initiate additional 10-year periods of automatic step-ups.
You may access this Guaranteed Amount through periodic withdrawals which are based on a percentage of the Guaranteed Amount. With the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up single life or joint life options, you also have the option to receive periodic withdrawals for your lifetime or for the lifetimes of you and your spouse. These options are discussed below in detail.
If you purchased this rider, you are limited in how much you can invest in certain Subaccounts. See The Contracts – Investment Requirements.
Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. If the Contractowner elects to step up the Guaranteed Amount (this does not include Automatic Annual Step-ups within a 10-year period), the Benefit Year will begin on the effective date of the step-up and each anniversary of the effective date of the step-up after that. The step-up will be effective on the next Valuation Date after notice of the step-up is approved by us. If your Benefit Year anniversary falls on a day that the New York Stock Exchange is closed, any benefit calculations scheduled to occur on that anniversary will occur on the next Valuation Date.
Guaranteed Amount. The Guaranteed Amount is a value used to calculate your withdrawal benefit under this rider. The Guaranteed Amount is not available to you as a lump sum withdrawal or a Death Benefit. The initial Guaranteed Amount varies based on when and how you elect the benefit. If you elected the benefit at the time you purchased the contract, the Guaranteed Amount equals your initial Purchase Payment. If you elected the benefit after we issued the contract, the Guaranteed Amount equals the Contract Value on the effective date of the rider. The maximum Guaranteed Amount is $5,000,000 under Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option and $10 million for Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option. This maximum takes into consideration the combined guaranteed amounts under the Living Benefit Riders of all Lincoln Life contracts (or contracts issued by our affiliates) in which you (and/or spouse if joint life option) are the covered lives.
Additional Purchase Payments automatically increase the Guaranteed Amount by the amount of the Purchase Payment (not to exceed the maximum); for example, a $10,000 additional Purchase Payment will increase the Guaranteed Amount by $10,000. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. Additional Purchase Payments will not be allowed if the Contract Value is zero.
Each withdrawal reduces the Guaranteed Amount as discussed below.
Step-ups of the Guaranteed Amount. Under the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option, the Guaranteed Amount will automatically step up to the Contract Value on each Benefit Year anniversary up to and including the tenth Benefit Year if:
a.	the Contractowner or joint owner is still living; and

b.	the Contract Value as of the Valuation Date, after the deduction of any withdrawals (including Interest Adjustments), the rider charge and account fee plus any Purchase Payments made on that date is greater than the Guaranteed Amount immediately preceding the Valuation Date.
After the tenth Benefit Year anniversary, you may initiate another 10-year period of automatic step-ups by electing (in writing) to step-up the Guaranteed Amount to the greater of the Contract Value or the current Guaranteed Amount if:
a.	each Contractowner and Annuitant is under age 81; and
b.	the Contractowner or joint owner is still living.
If you choose, we will administer this election for you automatically, so that a new 10-year period of step-ups will begin at the end of each prior 10-year step-up period.
Following is an example of how the step-ups work in the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option, (assuming no withdrawals or additional Purchase Payments):
	Contract Value	Guaranteed Amount
Initial Purchase Payment $50,000	$50,000	$50,000
1st Benefit Year anniversary	$54,000	$54,000
2nd Benefit Year anniversary	$53,900	$54,000
3rd Benefit Year anniversary	$57,000	$57,000
Annual step-ups, if the conditions are met, will continue until (and including) the tenth Benefit Year anniversary. If you had elected to have the next 10-year period of step-ups begin automatically after the prior 10-year period, annual step-ups, if conditions are met, will continue beginning on the eleventh Benefit Year anniversary.
Under the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option, after the fifth anniversary of the rider, you may elect (in writing) to step-up the Guaranteed Amount to an amount equal to the Contract Value on the effective date of the step-up. Additional step-ups are permitted, but you must wait at least 5 years between each step-up.
Under both the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up and the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up options, Contractowner elected step-ups (other than automatic step-ups) will be effective on the next Valuation Date after we receive your request and a new Benefit Year will begin. Purchase Payments and withdrawals made after a step-up adjust the Guaranteed Amount. In the future, we may limit your right to step up the Guaranteed Amount to your Benefit Year anniversary dates. All step-ups are subject to the maximum Guaranteed Amount.
Withdrawals. You will have access to your Guaranteed Amount through periodic withdrawals up to the Maximum Annual Withdrawal amount each Benefit Year until the Guaranteed Amount equals zero.
On the effective date of the rider, the Maximum Annual Withdrawal amount is:
•	7% of the Guaranteed Amount under the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option; and
•	5% of the Guaranteed Amount under the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option.
If you do not withdraw the entire Maximum Annual Withdrawal amount during a Benefit Year, there is no carryover of the extra amount into the next Benefit Year. The Maximum Annual Withdrawal amount is increased by 7% or 5% (depending on your option) of any additional Purchase Payments. For example, if the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option with a Maximum Annual Withdrawal amount of $2,500 (5% of $50,000 Guaranteed Amount) is in effect and an additional Purchase Payment of $10,000 is made the new Maximum Annual Withdrawal amount is $3,000 ($2,500 + 5% of $10,000). Step-ups of the Guaranteed Amount (both automatic step-ups and step-ups elected by you) will step up the Maximum Annual Withdrawal amount to the greater of:
a.	the Maximum Annual Withdrawal amount immediately prior to the step-up; or
b.	7% or 5% (depending on your option) of the new (stepped up) Guaranteed Amount.
If the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) are within the Maximum Annual Withdrawal amount, then:
1.	the withdrawal will reduce the Guaranteed Amount by the amount of the withdrawal on a dollar-for-dollar basis; and
2.	the Maximum Annual Withdrawal amount will remain the same.
Withdrawals within the Maximum Annual Withdrawal amount are not subject to the Interest Adjustment on the amount withdrawn from the fixed account, if applicable. See The Contracts - Fixed Side of the Contract. If the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option is in effect, withdrawals from IRA contracts will be treated as within the Maximum Annual Withdrawal amount (even if they exceed the 5% Maximum Annual Withdrawal amount) only if the withdrawals are taken in the form of systematic installments, as calculated by Lincoln, of the amount needed to satisfy the required minimum distribution rules under Internal Revenue Code Section 401(a)(9) for this Contract Value, and no other withdrawals are taken.
Distributions from qualified contracts are generally taxed as ordinary income. Distributions from nonqualified contracts that are includable in gross income are also generally taxed as ordinary income. See Federal Tax Matters for information on determining what amounts are includable in gross income.
When cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) exceed the Maximum Annual Withdrawal amount:
1.	The Guaranteed Amount is reduced to the lesser of:
•	the Contract Value immediately following the withdrawal; or
•	the Guaranteed Amount immediately prior to the withdrawal, less the amount of the withdrawal.
2.	The Maximum Annual Withdrawal amount will be the lesser of:
•	the Maximum Annual Withdrawal amount immediately prior to the withdrawal; or
•	the greater of:
•	7% or 5% (depending on your option) of the reduced Guaranteed Amount immediately following the withdrawal (as specified above when withdrawals exceed the Maximum Annual Withdrawal amount); or
•	7% or 5% (depending on your option) of the Contract Value immediately following the withdrawal; or
•	the new Guaranteed Amount.
The following example of the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option demonstrates the impact of an Excess Withdrawal on the Guaranteed Amount and the Maximum Annual Withdrawal amount. A $7,000 Excess Withdrawal caused a $32,000 reduction in the Guaranteed Amount.
Prior to Excess Withdrawal:
Contract Value = $60,000
Guaranteed Amount = $85,000
Maximum Annual Withdrawal = $5,000 (5% of the initial Guaranteed Amount of $100,000)
After a $7,000 Withdrawal:
Contract Value = $53,000
Guaranteed Amount = $53,000
Maximum Annual Withdrawal = $2,650
The Guaranteed Amount was reduced to the lesser of the Contract Value immediately following the withdrawal ($53,000) or the Guaranteed Amount immediately prior to the withdrawal, less the amount of the withdrawal ($85,000 - $7,000 = $78,000).
The Maximum Annual Withdrawal amount was reduced to the lesser of:
1.	Maximum Annual Withdrawal amount prior to the withdrawal ($5,000); or
2.	The greater of 5% of the new Guaranteed Amount ($2,650) or 5% of the Contract Value following the withdrawal ($2,650); or
3.	The new Guaranteed Amount ($53,000).
The lesser of these three items is $2,650.
In a declining market, Excess Withdrawals may substantially deplete or eliminate your Guaranteed Amount and reduce your Maximum Annual Withdrawal amount.
Under the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option for IRA contracts, the annual amount available for withdrawal within the Maximum Annual Withdrawal amount may not be sufficient to satisfy your required minimum distributions under the Internal Revenue Code. This is particularly true for individuals over age 84. Therefore, you may have to make withdrawals that exceed the Maximum Annual Withdrawal amount. Withdrawals over the Maximum Annual Withdrawal amount may quickly and substantially decrease your Guaranteed Amount and Maximum Annual Withdrawal amount, especially in a declining market. You should consult your tax advisor to determine if there are ways to limit the risks associated with those withdrawals. Such methods may involve the timing of withdrawals or foregoing step-ups of the Guaranteed Amount.
Excess Withdrawals will be subject to an Interest Adjustment on the amount withdrawn from the fixed account. Refer to the Statement of Additional Information for an example of the Interest Adjustment calculation.
Lifetime Withdrawals. (Available only with the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up single or joint life options and not the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option or the prior version of the Lincoln

SmartSecurity® Advantage – 1 Year Automatic Step-up option). Payment of the Maximum Annual Withdrawal amount will be guaranteed for your (Contractowner) lifetime (single life option) or for the lifetimes of you (Contractowner) and your spouse (joint life option), as long as:
1.	No withdrawals are made before you (and your spouse if a joint life) are age 65; and
2.	An Excess Withdrawal (described above) has not reduced the Maximum Annual Withdrawal amount to zero.
If the lifetime withdrawal is not in effect, the Maximum Annual Withdrawal amount will last only until the Guaranteed Amount equals zero.
If any withdrawal is made prior to the time you (or both spouses) are age 65, the Maximum Annual Withdrawal amount will not last for the lifetime(s), except in the two situations described below:
1.	If a step-up of the Guaranteed Amount after age 65 causes the Maximum Annual Withdrawal amount to equal or increase from the immediately prior Maximum Annual Withdrawal amount. This typically occurs if the Contract Value equals or exceeds the highest, prior Guaranteed Amount. If this happens, the new Maximum Annual Withdrawal amount will automatically be available for the specified lifetime(s); or
2.	The Contractowner makes a one-time election to reset the Maximum Annual Withdrawal amount to 5% of the current Guaranteed Amount. This reset will occur on the first Valuation Date following the Benefit Year anniversary and will be based on the Guaranteed Amount as of that Valuation Date. This will reduce your Maximum Annual Withdrawal amount. A Contractowner would only choose this if the above situation did not occur. To reset the Maximum Annual Withdrawal amount, the following must occur:
a.	the Contractowner (and spouse if applicable) is age 65;
b.	the contract is currently within a 10-year automatic step-up period described above (or else a Contractowner submits a step-up request to start a new 10-year automatic step-up period) (the Contractowner must be eligible to elect a step-up; i.e., all Contractowners and the Annuitant must be alive and under age 81); and
c.	you have submitted this request to us in writing at least 30 days prior to the end of the Benefit Year.
As an example of these two situations, if you purchased the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up single life with $100,000, your initial Guaranteed Amount is $100,000 and your initial Maximum Annual Withdrawal amount is $5,000. If you make a $5,000 withdrawal at age 62, your Guaranteed Amount will decrease to $95,000. Since you did not satisfy the age 65 requirement, you do not have a lifetime Maximum Annual Withdrawal amount. If a step-up of the Guaranteed Amount after age 65 (either automatic or Contractowner-elected) causes the Guaranteed Amount to equal or exceed $100,000, then the Maximum Annual Withdrawal amount of $5,000 (or greater) will become a lifetime payout. This is the first situation described above. However, if the Guaranteed Amount has not been reset to equal or exceed the highest prior Guaranteed Amount, then you can choose the second situation described above if you are age 65 and the contract is within a 10-year automatic step-up period. This will reset the Maximum Annual Withdrawal amount to 5% of the current Guaranteed Amount; 5% of $95,000 is $4,750. This is your new Maximum Annual Withdrawal amount which can be paid for your lifetime unless Excess Withdrawals are made.
The tax consequences of withdrawals and annuity payments are discussed in Federal Tax Matters.
All withdrawals you make, whether or not within the Maximum Annual Withdrawal amount, will decrease your Contract Value. If the contract is surrendered, the Contractowner will receive the Contract Value (less any applicable charges, fees, and taxes) and not the Guaranteed Amount.
If your Contract Value is reduced to zero because of market performance, withdrawals equal to the Maximum Annual Withdrawal amount will continue for the life of you (and your spouse if applicable) if the lifetime withdrawals are in effect. If not, the Maximum Annual Withdrawal amount will continue until the Guaranteed Amount equals zero. You may not withdraw the remaining Guaranteed Amount in a lump sum.
Guaranteed Amount Annuity Payment Option. If you desire to annuitize your Guaranteed Amount, the Guaranteed Amount Annuity Payment Option is available.
The Guaranteed Amount Annuity Payment Option is a fixed annuitization in which the Contractowner (and spouse if applicable) will receive the Guaranteed Amount in annual annuity payments equal to the current 7% or 5% (depending on your option) Maximum Annual Withdrawal amount, including the lifetime Maximum Annual Withdrawals if in effect (this option is different from other annuity payment options discussed in this prospectus, including i4LIFE® Advantage, which are based on your Contract Value). Payment frequencies other than annual may be available. Payments will continue until the Guaranteed Amount equals zero and may continue until death if the lifetime Maximum Annual Withdrawal is in effect. This may result in a partial, final payment. You would consider this option only if your Contract Value is less than the Guaranteed Amount (and you don't believe the Contract Value will ever exceed the Guaranteed Amount) and you do not wish to keep your annuity contract in force other than to pay out the Guaranteed Amount. You will have no other contract features other than the right to receive annuity payments equal to the Maximum Annual Withdrawal amount until the Guaranteed Amount equals zero.

If the Contract Value is zero and you have a remaining Guaranteed Amount, you may not withdraw the remaining Guaranteed Amount in a lump sum, but must elect the Guaranteed Amount Annuity Payment Option.
Death Prior to the Annuity Commencement Date. There is no provision for a lump sum payout of the Guaranteed Amount upon death of the Contractowners or Annuitant. In addition, Lincoln SmartSecurity® Advantage provides no increase in value to the Death Benefit over and above what the Death Benefit provides in the base contract. At the time of death, if the Contract Value equals zero, no Death Benefit will be paid other than any applicable Maximum Annual Withdrawal amounts. All Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The Contracts – Death Benefit.
Upon the death of the single life under the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up – single life option, the lifetime payout of the Maximum Annual Withdrawal amount, if in effect, will end. If the contract is continued as discussed below, the Maximum Annual Withdrawal amount will continue until the Guaranteed Amount, if any, is zero. In the alternative, the surviving spouse can choose to become the new single life, if the surviving spouse is under age 81. This will cause a reset of the Guaranteed Amount and the Maximum Annual Withdrawal amount. The new Guaranteed Amount will equal the Contract Value on the date of the reset and the new Maximum Annual Withdrawal amount will be 5% of the new Guaranteed Amount. This also starts a new 10-year period of automatic step-ups. At this time, the charge for the rider will become the current charge in effect for the single life option. The surviving spouse will need to be 65 before taking withdrawals to qualify for a lifetime payout. In deciding whether to make this change, the surviving spouse should consider:
1.	the change a reset would cause to the Guaranteed Amount and the Maximum Annual Withdrawal amount;
2.	whether it is important to have Maximum Annual Withdrawal amounts for life or only until the Guaranteed Amount is reduced to zero; and
3.	the cost of the single life option.
Upon the first death under the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up – joint life option, the lifetime payout of the Maximum Annual Withdrawal amount, if in effect, will continue for the life of the surviving spouse. Upon the death of the surviving spouse, the lifetime payout of the Maximum Annual Withdrawal amount will end. However, if the spouse's Beneficiary elects to take the annuity Death Benefit in installments over life expectancy, the Maximum Annual Withdrawal amount will continue until the Guaranteed Amount, if any, is zero (see below for a non-spouse Beneficiary). As an alternative, after the first death, the surviving spouse may choose to change from the joint life option to the single life option, if the surviving spouse is under age 81. This will cause a reset of the Guaranteed Amount and the Maximum Annual Withdrawal amount. The new Guaranteed Amount will equal the Contract Value on the date of the reset and the new Maximum Annual Withdrawal amount will be 5% of the new Guaranteed Amount. This also starts a new 10-year period of automatic step-ups. At this time, the charge for the rider will become the current charge in effect for the single life option. In deciding whether to make this change, the surviving spouse should consider:
1.	if the reset will cause the Guaranteed Amount and the Maximum Annual Withdrawal amount to decrease; and
2.	if the cost of the single life option is less than the cost of the joint life option.
If the surviving spouse of the deceased Contractowner continues the contract, the remaining automatic step-ups under the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option, will apply to the spouse as the new Contractowner. Under the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option, the new Contractowner is eligible to elect to step up the Guaranteed Amount prior to the next available step-up date; however, all other conditions for the step-up apply and any subsequent step-up by the new Contractowner must meet all conditions for a step-up.
If a non-spouse Beneficiary elects to receive the Death Benefit in installments over life expectancy (thereby keeping the contract in force), the Beneficiary may continue the Lincoln SmartSecurity® Advantage if desired. Automatic step-ups under the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option will not continue and elective step-ups of the Guaranteed Amount under both options will not be permitted. In the event the Contract Value declines below the Guaranteed Amount (as adjusted for withdrawals of Death Benefit payments), the Beneficiary is assured of receiving payments equal to the Guaranteed Amount (as adjusted). Deductions for the rider charge will continue on a quarterly basis and will be charged against the remaining Guaranteed Amount. Note: there are instances where the required installments of the Death Benefit, in order to be in compliance with the Internal Revenue Code as noted above, may exceed the Maximum Annual Withdrawal amount, thereby reducing the benefit of this rider. If there are multiple Beneficiaries, each Beneficiary will be entitled to continue a share of the Lincoln SmartSecurity® Advantage equal to his or her share of the Death Benefit.
Impact of Divorce on Joint Life Option. In the event of a divorce, the Contractowner may change from a joint life option to a single life option (if available) (if the Contractowner is under age 81) at the current rider charge of the single life option. At the time of the change, the Guaranteed Amount will be reset to the current Contract Value and the Maximum Annual Withdrawal amount will equal 5% of this new Guaranteed Amount.

After a divorce, the Contractowner may keep the joint life option to have the opportunity to receive lifetime payouts for the lives of the Contractowner and a new spouse. This is only available if no withdrawals were made from the contract after the effective date of the rider up to and including the date the new spouse is added to the rider.
Termination. After the later of the fifth Benefit Year anniversary of the effective date of the rider or the fifth Benefit Year anniversary of the most recent Contractowner-elected step-up, including any step-up we administered for you, of the Guaranteed Amount, the Contractowner may terminate the rider by notifying us in writing. After this time, the rider will also terminate if the Contractowner fails to adhere to the Investment Requirements. Lincoln SmartSecurity® Advantage will automatically terminate:
•	on the Annuity Commencement Date (except payments under the Guaranteed Amount Annuity Payment Option will continue if applicable);
•	upon the election of i4LIFE® Advantage;
•	if the Contractowner or Annuitant is changed (except if the surviving spouse assumes ownership of the contract upon death of the Contractowner) including any sale or assignment of the contract or any pledge of the contract as collateral;
•	upon the last payment of the Guaranteed Amount unless the lifetime Maximum Annual Withdrawal is in effect;
•	when the Maximum Annual Withdrawal or Contract Value is reduced to zero due to an Excess Withdrawal; or
•	upon termination of the underlying annuity contract.
The termination will not result in any increase in Contract Value equal to the Guaranteed Amount. Upon effective termination of this rider, the benefits and charges within this rider will terminate.
If you terminate the rider, you must wait one year before you can purchase any Living Benefit Rider available for purchase at that time.
i4LIFE® Advantage Guaranteed Income Benefit Option. Contractowners who previously elected Lincoln SmartSecurity® Advantage may decide to later carry over their Guaranteed Amount to i4LIFE® Advantage Select Guaranteed Income Benefit. The charge (see Expense Table B), Guaranteed Income Benefit percentages, Access Period requirements, and Investment Requirements will be those that currently apply to new elections of i4LIFE® Advantage Select Guaranteed Income Benefit. This decision must be made prior to the Annuity Commencement date. You cannot have both i4LIFE® Advantage and another Living Benefit Rider in effect on your contract at the same time.
4LATER® Advantage (Managed Risk)
4LATER® Advantage (Managed Risk) is a rider that provides an Income Base which will be used to establish the amount of the Guaranteed Income Benefit payment upon the election of i4LIFE® Advantage. If you elect 4LATER® Advantage (Managed Risk), you must later elect i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) in order to receive a benefit from 4LATER® Advantage (Managed Risk). You will be subject to certain Investment Requirements in which your Contract Value must be allocated among specified Subaccounts. See The Contracts – Investment Requirements.
Income Base. The Income Base is an amount used to calculate the Guaranteed Income Benefit under i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) at a later date. The Income Base is not available to you as a lump sum withdrawal or as a Death Benefit. The initial Income Base varies based on when you elect the rider. If you elected 4LATER® Advantage (Managed Risk) at the time you purchased the contract, the Income Base equals your initial Purchase Payment. If you elected the rider after you purchased the contract, the initial Income Base equals the Contract Value on the effective date of 4LATER® Advantage (Managed Risk). The maximum Income Base is $10 million. The maximum takes into consideration the total guaranteed amounts from all Lincoln Life contracts (or contracts issued by our affiliates) in which you (and/or Secondary Life, if joint life option) are the covered lives.
Additional Purchase Payments automatically increase the Income Base by the amount of the Purchase Payments (not to exceed the maximum Income Base). For example, an additional Purchase Payment of $10,000 will increase the Income Base by $10,000. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. Additional Purchase Payments will not be allowed if the Contract Value decreases to zero for any reason, including market loss.
Each withdrawal reduces the Income Base in the same proportion as the amount withdrawn reduces the Contract Value on the Valuation Date of the withdrawal. This means that the reduction in the Income Base could be more than the dollar amount of the withdrawal.
The following example demonstrates the impact of a withdrawal on the Income Base and the Contract Value. The Contractowner makes a withdrawal of $11,200 which causes a $12,550 reduction in the Income Base.
Prior to the withdrawal:
Contract Value = $112,000
Income Base = $125,500
After a withdrawal of $11,200, the Contract Value is reduced by 10% ($11,200) and the Income Base is also reduced by 10%, the same proportion by which the withdrawal reduced the Contract Value ($11,200 ÷ $112,000)

Contract Value = $100,800 ($112,000 - $11,200)
Income Base = $112,950 ($125,500 x 10% = $12,550; $125,500 - $12,550 = $112,950)
In a declining market, withdrawals may significantly reduce your Income Base. If the Income Base is reduced to zero due to withdrawals, this rider will terminate. If the Contract Value is reduced to zero due to a withdrawal, both the rider and the contract will terminate.
Automatic Annual Step-up. The Income Base will automatically step up to the Contract Value on each Benefit Year anniversary if:
a.	the Annuitant (single life option), or the Secondary Life (joint life option) are still living and under age 86; and
b.	the Contract Value on that Benefit Year anniversary, after the deduction of any withdrawals (including the rider charge and account fee), plus any Purchase Payments made on that date and Persistency Credits, if any, added on that date, is equal to or greater than the Income Base after the 5% Enhancement (if any).
The Automatic Annual Step-up is available even in years in which a withdrawal has occurred.
5% Enhancement. On each Benefit Year anniversary, the Income Base, minus Purchase Payments received in the preceding Benefit Year, will be increased by 5% if:
a.	the Annuitant (as well as the Secondary Life if the joint life option is in effect) are under age 86; and
b.	there were no withdrawals in the preceding Benefit Year; and
c.	the rider is within the Enhancement Period described below.
The Enhancement Period is a 10-year period that begins on the effective date of the rider. A new Enhancement Period begins immediately following an Automatic Annual Step-up. If during any Enhancement Period there are no Automatic Annual Step-ups, the 5% Enhancements will terminate at the end of the Enhancement Period and will not restart until the next Benefit Year anniversary following the Benefit Year anniversary upon which an Automatic Annual Step-up occurs. Any new Purchase Payment made after the initial Purchase Payment will be added immediately to the Income Base. However, any new Purchase Payment must be invested in the contract for at least one Benefit Year before it will be used in calculating the 5% Enhancement. Any new Purchase Payments made within the first 90 days after the effective date of 4LATER® Advantage (Managed Risk) will be included in the Income Base for purposes of calculating the 5% Enhancement on the first Benefit Year anniversary.
If you decline the Automatic Annual Step-up during the first 10 Benefit Years, you will continue to be eligible for the 5% Enhancements through the end of the current Enhancement Period, but the 4LATER® Advantage (Managed Risk) charge could increase to the then current charge at the time of any 5% Enhancements after the 10th Benefit Year anniversary. You will have the option to opt out of the enhancements after the 10th Benefit Year. In order to be eligible to receive further 5% Enhancements the Annuitant (single life option), or the Secondary Life (joint life option) must still be living and be under age 86.
Note: The 5% Enhancement is not available in any Benefit Year there is a withdrawal from Contract Value. A 5% Enhancement will occur in subsequent years only under certain conditions. If you are eligible (as defined below) for the 5% Enhancement in the next Benefit Year, the enhancement will not occur until the Benefit Year anniversary of that year.
The following is an example of the impact of the 5% Enhancement on the Income Base (assuming no withdrawals):
Initial Purchase Payment = $100,000; Income Base = $100,000
Additional Purchase Payment on day 30 = $15,000; Income Base = $115,000
On the first Benefit Year anniversary, because the additional Purchase Payment is within the first 90 days after the effective date of the rider, the Income Base will not be less than $120,750 (= $115,000 x 1.05).
Consider a further additional Purchase Payment on day 95 = $10,000; Income Base = $125,000
This additional Purchase Payment is not eligible for the enhancement on the first Benefit year anniversary because it was received after the first 90 days after the effective date of the rider. It will not be eligible for the 5% Enhancement until the second Benefit Year anniversary. Therefore, on the first Benefit Year anniversary, the Income Base will not be less than $130,750 (= $115,000 x 1.05 + $10,000).
As explained below, the 5% Enhancement and Automatic Annual Step-up will not occur in the same year. If the Automatic Annual Step-up provides a greater increase to the Income Base, you will not receive the 5% Enhancement. It is possible that this could happen each Benefit Year (because the Automatic Annual Step-up provided a larger increase each year), and therefore the enhancement would not apply. The 5% Enhancement or the Automatic Annual Step-up cannot increase the Income Base above the maximum Income Base of $10 million.
You will not receive the 5% Enhancement on any Benefit Year anniversary in which there is a withdrawal. The 5% Enhancement will occur on the following Benefit Year anniversary if no further withdrawals are made from the contract and the rider is within the Enhancement Period.

The following is an example of how the Automatic Annual Step-ups and the 5% Enhancement affect the Income Base and the potential for the charge to increase or decrease (assuming there have been no withdrawals or new Purchase Payments):
	Contract Value	Income Base with 5% Enhancement	Income Base	Potential for Charge to Change
Initial Purchase Payment $50,000	$50,000	N/A	$50,000	N/A
1st Benefit Year anniversary	$54,000	$52,500	$54,000	Yes
2nd Benefit Year anniversary	$53,900	$56,700	$56,700	No
3rd Benefit Year anniversary	$56,000	$59,535	$59,535	No
4th Benefit Year anniversary	$64,000	$62,512	$64,000	Yes
On the first Benefit Year anniversary, the Automatic Annual Step-up increased the Income Base to the Contract Value of $54,000 since the increase in the Contract Value is greater than the 5% Enhancement amount of $2,500 (5% of $50,000). On the second Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $54,000 = $2,700). On the third Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $56,700 = $2,835). On the fourth Benefit Year anniversary, the Automatic Annual Step-up to the Contract Value was greater than the 5% Enhancement amount of $2,977 (5% of $59,535). An Automatic Annual Step-up cannot increase the Income Base beyond the maximum Income Base of $10 million.
Death Prior to the Annuity Commencement Date. 4LATER® Advantage (Managed Risk) has no provision for a payout of the Income Base upon death of the Contractowners or Annuitant. In addition, 4LATER® Advantage (Managed Risk) provides no increase in value to the Death Benefit over and above what the Death Benefit provides in the base contract. At the time of death, if the Contract Value equals zero, no Death Benefit options (as described earlier in this prospectus) will be in effect. Election of the 4LATER® Advantage (Managed Risk) does not impact the Death Benefit options available for purchase with your annuity contract. Generally all Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9), as amended. See The Contracts – Death Benefit.
If the Contractowner is not also named as the Annuitant or the Secondary Life, upon the first death of the Annuitant or Secondary Life, the 4LATER® Advantage (Managed Risk) rider will continue. Upon the second death of either the Annuitant or Secondary Life, 4LATER® Advantage (Managed Risk) will terminate.
Upon the death of the Contractowner, the 4LATER® Advantage (Managed Risk) rider will continue only if either Annuitant or the Secondary Life becomes the new Contractowner and payments under i4LIFE® Advantage begin within one year after the death of the Contractowner.
Termination. After the fifth anniversary of the effective date of the 4LATER® Advantage (Managed Risk) rider, the Contractowner may terminate the rider by notifying us in writing. After this time, the rider will also terminate if the Contractowner fails to adhere to the Investment Requirements. 4LATER® Advantage (Managed Risk) will automatically terminate:
•	on the Annuity Commencement Date; or
•	upon election of 4LATER® Select Advantage; or
•	if the Annuitant is changed including any sale or assignment of the contract or any pledge of the contract as collateral; or
•	upon the second death of either the Annuitant or Secondary Life; or
•	when the Income Base is reduced to zero due to withdrawals; or
•	the last day that you can elect i4LIFE® Advantage (age 99 for nonqualified contracts); or
•	upon termination of the underlying contract.
This termination will not result in any increase in Contract Value equal to the Income Base. Upon effective termination of this rider, the benefits and charges within this rider will terminate. If you terminate the rider, you must wait one year before you can elect any Living Benefit Rider available for purchase at that time.
i4LIFE® Advantage Guaranteed Income Benefit Option. Contractowners who previously elected 4LATER® Advantage (Managed Risk) may decide to later transition to i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk). The transition must be made prior to the Annuity Commencement Date. You cannot have both i4LIFE® Advantage and another Living Benefit Rider in effect on your contract at the same time. See i4LIFE® Advantage - i4LIFE® Advantage Guaranteed Income Benefit Transitions for a discussion of this transition.
4LATER® Advantage
4LATER® Advantage (or “4LATER®”) is a rider that protects against market loss by providing you with a method to receive a minimum payout from your annuity. The rider provides an Income Base (described below) prior to the time you begin taking payouts from your annuity. If you elected 4LATER® Advantage, you must elect i4LIFE® Advantage with the 4LATER® Guaranteed Income Benefit to receive a benefit from 4LATER® Advantage. Election of this rider may limit how much you can invest in certain Subaccounts. See The Contracts – Investment Requirements.
4LATER® Advantage Before Payouts Begin
The following discussion applies to 4LATER® Advantage during the accumulation phase of your annuity, referred to as 4LATER®. This is prior to the time any payouts begin under i4LIFE® Advantage with the 4LATER® Guaranteed Income Benefit.
Income Base. The Income Base is a value established when you purchased a 4LATER® and will only be used to calculate the minimum payouts available under your contract at a later date. The Income Base is not available for withdrawals or as a Death Benefit. If you elected 4LATER® at the time you purchase the contract, the Income Base initially equals the Purchase Payments. If you elected 4LATER® after we issue the contract, the Income Base will initially equal the Contract Value on the 4LATER® effective date. Additional Purchase Payments automatically increase the Income Base by the amount of the Purchase Payments . After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. Additional Purchase Payments will not be allowed if the Contract Value is zero. Each withdrawal reduces the Income Base in the same proportion as the amount withdrawn reduces the Contract Value on the Valuation Date of the withdrawal.
As described below, during the accumulation phase, the Income Base will be automatically enhanced by 15% (adjusted for additional Purchase Payments and withdrawals as described in the Future Income Base section below) at the end of each Waiting Period. In addition, after the Initial Waiting Period, you may elect to reset your Income Base to the current Contract Value if your Contract Value has grown beyond the 15% enhancement. You may elect this reset on your own or you may choose to have Lincoln Life automatically reset the Income Base for you at the end of each Waiting Period. These reset options are discussed below. Then, when you are ready to elect i4LIFE® Advantage and establish the 4LATER® Guaranteed Income Benefit, the Income Base (if higher than the Contract Value) is used in the 4LATER® Advantage Guaranteed Income Benefit calculation.
Waiting Period. The Waiting Period is each consecutive 3-year period which begins on the 4LATER® Effective Date, or on the date of any reset of the Income Base to the Contract Value. At the end of each completed Waiting Period, the Income Base is increased by 15% (as adjusted for Purchase Payments and withdrawals) to equal the Future Income Base as discussed below. The Waiting Period is also the amount of time that must pass before the Income Base can be reset to the current Contract Value. A new Waiting Period begins after each reset and must be completed before the next 15% enhancement or another reset occurs.
Future Income Base. 4LATER® provides a 15% automatic enhancement to the Income Base after a 3-year Waiting Period. This enhancement will continue every 3 years until i4LIFE® Advantage is elected, you terminate 4LATER® or you reach the Maximum Income Base. See Maximum Income Base. During the Waiting Period, the Future Income Base is established to provide the value of this 15% enhancement on the Income Base. After each 3-year Waiting Period is satisfied, the Income Base is increased to equal the value of the Future Income Base. The 4LATER® charge will then be assessed on this newly adjusted Income Base, but the charge rate will not change.
Any Purchase Payment made after the 4LATER® Effective Date, but within 90 days of the contract effective date, will increase the Future Income Base by the amount of the Purchase Payment, plus 15% of that Purchase Payment.
Example:
Initial Purchase Payment	$100,000
Purchase Payment 60 days later	$10,000
Income Base	$110,000
Future Income Base (during the 1st Waiting Period)	$126,500	($110,000 x 115%)
Income Base (after 1st Waiting Period)	$126,500
New Future Income Base (during 2nd Waiting Period)	$145,475	($126,500 x 115%)
Any Purchase Payments made after the 4LATER® Effective Date and more than 90 days after the contract effective date will increase the Future Income Base by the amount of the Purchase Payment plus 15% of that Purchase Payment proportionately for the number of full years remaining in the current Waiting Period.
Example:

Income Base	$100,000
Purchase Payment in Year 2	$10,000
New Income Base	$110,000
Future Income Base (during 1st Waiting Period-Year 2)	$125,500	($100,000 x 115%) +
		($10,000 x 100%) +
		($10,000 x 15% x 1/3)
Income Base (after 1st Waiting Period)	$125,500
New Future Income Base (during 2nd Waiting Period)	$144,325	(125,500 x 115%)
Withdrawals reduce the Future Income Base in the same proportion as the amount withdrawn reduces the Contract Value on the Valuation Date of the withdrawal.
During any subsequent Waiting Periods, if you elect to reset the Income Base to the Contract Value, the Future Income Base will equal 115% of the Contract Value on the date of the reset and a new Waiting Period will begin. See Resets of the Income Base to the current Contract Value below.
In all situations, the Future Income Base is subject to the Maximum Income Base described below. The Future Income Base is never available to the Contractowner to establish a 4LATER® Advantage Guaranteed Income Benefit, but is the value the Income Base will become at the end of the Waiting Period.
Maximum Income Base. The Maximum Income Base is equal to 200% of the Income Base on the 4LATER® Effective Date. The Maximum Income Base will be increased by 200% of any additional Purchase Payments. In all circumstances, the Maximum Income Base can never exceed $10 million. This maximum takes into consideration the combined guaranteed amounts from any Living Benefit Riders under all Lincoln Life contracts (or contracts issued by our affiliates) owned by you or on which you are the Annuitant.
After a reset to the current Contract Value, the Maximum Income Base will equal 200% of the Contract Value on the Valuation Date of the reset not to exceed $10 million.
Each withdrawal will reduce the Maximum Income Base in the same proportion as the amount withdrawn reduces the Contract Value on the Valuation Date of the withdrawal.
Example:
Income Base	$100,000	Maximum Income Base	$200,000
Purchase Payment in Year 2	$ 10,000	Increase to Maximum Income Base	$ 20,000
New Income Base	$110,000	New Maximum Income Base	$220,000
Future Income Base after Purchase Payment	$125,500	Maximum Income Base	$220,000
Income Base (after 1st Waiting Period)	$125,500
Future Income Base (during 2nd Waiting Period)	$144,325	Maximum Income Base	$220,000
Contract Value in Year 4	$112,000
Withdrawal of 10%	$ 11,200
After Withdrawal (10% adjustment)
Contract Value	$100,800
Income Base	$112,950
Future Income Base	$129,892	Maximum Income Base	$198,000
Resets of the Income Base to the current Contract Value (“Resets”). You may elect to reset the Income Base to the current Contract Value at any time after the initial Waiting Period following: (a) the 4LATER® Effective Date or (b) any prior reset of the Income Base. Resets are subject to a maximum of $10 million and the Annuitant must be under age 81. You might consider resetting the Income Base if your Contract Value has increased above the Income Base (including the 15% automatic enhancements) and you want to lock-in this increased amount to use when setting the Guaranteed Income Benefit. If the Income Base is reset to the Contract Value, the 15% automatic enhancement will not apply until the end of the next Waiting Period.
This reset may be elected by sending a written request to our Home Office or by specifying at the time of purchase that you would like us to administer this reset election for you. If you want us to administer this reset for you, at the end of each 3-year Waiting Period, if the Contract Value is higher than the Income Base (after the Income Base has been reset to the Future Income Base), we will implement this election and the Income Base will be equal to the Contract Value on that date. We will notify you that a reset has occurred. This will continue until you elect i4LIFE® Advantage, the Annuitant reaches age 81, or you reach the Maximum Income Base. If we administer this reset election for you, you have 30 days after the election to notify us if you wish to reverse this election and have your Income Base increased to the Future Income Base instead. You may wish to reverse this election if you are not interested in the increased charge. If the Contract Value is less than the Income Base on any reset date, we will not administer this reset. We will not attempt to administer another reset until the end of the next 3-year Waiting Period; however, you have the option to request a reset during this period by sending a written request to our Home Office.
At the time of the reset, a new Waiting Period will begin. Subsequent resets may be elected at the end of each new Waiting Period. The reset will be effective on the next Valuation Date after notice of the reset is approved by us.
We reserve the right to restrict resets to Benefit Year anniversaries. The Benefit Year is the 12-month period starting with the 4LATER® Effective Date and starting with each anniversary of the 4LATER® Effective Date after that. If the Contractowner elects to reset the Income Base, the Benefit Year will begin on the effective date of the reset and each anniversary of the effective date of the reset after that.
Eligibility. To have purchased 4LATER® Advantage, the Annuitant must have been age 80 or younger. If you plan to elect i4LIFE® Advantage within three years of the issue date of 4LATER® Advantage, you will not receive the benefit of the Future Income Base. i4LIFE® Advantage with 4LATER® Guaranteed Income Benefit must be elected by age 85 for qualified contracts or age 99 for nonqualified contracts.
4LATER® Rider Effective Date. If 4LATER® was elected at contract issue, then it became effective on the contract's effective date. If 4LATER® was elected after the contract was issued, then it became effective on the next Valuation Date following approval by us.
4LATER® Guaranteed Income Benefit
When you are ready to elect i4LIFE® Advantage Regular Income Payments, the greater of the Income Base accumulated under 4LATER® or the Contract Value will be used to calculate the 4LATER® Guaranteed Income Benefit. The 4LATER® Guaranteed Income Benefit is a minimum payout floor for your i4LIFE® Advantage Regular Income Payments.
The Guaranteed Income Benefit will be determined by dividing the greater of the Income Base or Contract Value (or Guaranteed Amount if applicable) on the Periodic Income Commencement Date, by 1,000 and multiplying the result by the rate per $1,000 from the Guaranteed Income Benefit Table in your 4LATER® rider. If the Contract Value is used to establish the 4LATER® Guaranteed Income Benefit, this rate provides a Guaranteed Income Benefit not less than 75% of the initial i4LIFE® Advantage Regular Income Payment (which is also based on the Contract Value). If the Income Base is used to establish the Guaranteed Income Benefit (because it is larger than the Contract Value), the resulting Guaranteed Income Benefit will be more than 75% of the initial i4LIFE® Advantage Regular Income Payment.
If the amount of your i4LIFE® Advantage Regular Income Payment (which is based on your i4LIFE® Advantage Account Value) has fallen below the 4LATER® Guaranteed Income Benefit, because of poor investment results, a payment equal to the 4LATER® Guaranteed Income Benefit is the minimum payment you will receive. If the 4LATER® Guaranteed Income Benefit is paid, it will be paid with the same frequency as your i4LIFE® Advantage Regular Income Payment. If your Regular Income Payment is less than the 4LATER® Guaranteed Income Benefit, we will reduce your i4LIFE® Advantage Account Value by the Regular Income Payment plus an additional amount equal to the difference between your Regular Income Payment and the 4LATER® Guaranteed Income Benefit. This withdrawal from your Account Value will be made from the Subaccounts and the fixed account proportionately according to your investment allocations.
The following example illustrates how poor investment performance, which results in a Guaranteed Income Benefit payment, affects the i4LIFE® Account Value:
i4LIFE® Account Value before market decline	$135,000
i4LIFE® Account Value after market decline	$100,000
Guaranteed Income Benefit	$810
Regular Income Payment after market decline	$769
Account Value after market decline and Guaranteed Income Benefit payment	$99,190
If your Account Value reaches zero as a result of withdrawals to provide the 4LATER® Guaranteed Income Benefit, we will continue to pay you an amount equal to the 4LATER® Guaranteed Income Benefit.
When your Account Value reaches zero, your i4LIFE® Advantage Access Period will end and the i4LIFE® Advantage Lifetime Income Period will begin. Additional amounts withdrawn from the Account Value to provide the 4LATER® Guaranteed Income Benefit may terminate your Access Period earlier than originally scheduled and will reduce your Death Benefit. See i4LIFE® Advantage Death Benefits. After the Access Period ends, we will continue to pay the 4LATER® Guaranteed Income Benefit for as long as the Annuitant (or the Secondary Life, if applicable) is living (i.e., the i4LIFE® Advantage Lifetime Income Period). If your Account Value equals zero, no Death Benefit will be paid.
If the market performance in your contract is sufficient to provide Regular Income Payments at a level that exceeds the 4LATER® Guaranteed Income Benefit, the 4LATER® Guaranteed Income Benefit will never come into effect.

The 4LATER® Advantage Guaranteed Income Benefit will automatically step-up every three years to 75% of the then current Regular Income Payment, if that result is greater than the immediately prior 4LATER® Guaranteed Income Benefit. The step-up will occur on every third Periodic Income Commencement Date anniversary for 15 years. At the end of a 15-year step-up period, the Contractowner may elect a new 15-year step-up period by submitting a written request to the Home Office. If you prefer, when you start the Guaranteed Income Benefit, you can request that Lincoln Life administer this election for you.
Additional Purchase Payments cannot be made to your contract after the Periodic Income Commencement Date. The 4LATER® Guaranteed Income Benefit is reduced by withdrawals (other than Regular Income Payments) in the same proportion that the withdrawals reduce the Account Value. You may want to discuss the impact of additional withdrawals with your registered representative.
Termination. After the later of the third anniversary of the 4LATER® rider Effective Date or the most recent Reset, the 4LATER® rider may be terminated upon written notice to us. Prior to the Periodic Income Commencement Date, 4LATER® will automatically terminate upon any of the following events:
•	termination of the contract to which the 4LATER® rider is attached;
•	the change of or the death of the Annuitant (except if the surviving spouse assumes ownership of the contract and the role of the Annuitant upon death of the Contractowner); or
•	the change of Contractowner (except if the surviving spouse assumes ownership of the contract and the role of Annuitant upon the death of the Contractowner), including the assignment of the contract; or
•	the last day that you can elect i4LIFE® Advantage (age 85 for qualified contracts and age 99 for nonqualified contracts).
After the Periodic Income Commencement Date, the 4LATER® rider will terminate due to any of the following events:
•	the death of the Annuitant (or the later of the death of the Annuitant or Secondary Life if a joint payout was elected); or
•	a Contractowner requested decrease in the Access Period or a change to the Regular Income Payment frequency.
A termination due to a decrease in the Access Period, a change in the Regular Income Payment frequency, or upon written notice from the Contractowner will be effective as of the Valuation Date on the next Periodic Income Commencement Date anniversary. Termination will be only for the 4LATER® Guaranteed Income Benefit and not the i4LIFE® Advantage election, unless otherwise specified.
If you terminate 4LATER® prior to the Periodic Income Commencement Date, you must wait one year before you can elect another Living Benefit Rider. If you terminate the 4LATER® rider on or after the Periodic Income Commencement Date, you cannot re-elect it. You may be able to elect any available version of the Guaranteed Income Benefit after one year. The Guaranteed Income Benefit will be based on the Account Value at the time of the election. The election of one of these benefits, if available, will be treated as a new purchase, subject to the terms and charges in effect at the time of election.

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Appendix D — Guaranteed Annual Income Rates for Previous Rider Elections
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk)
Guaranteed Annual Income Rates by Ages:
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) rider election forms signed between September 25, 2017 and April 30, 2018
Single Life Option		Joint Life Option
Age	Guaranteed Annual Income rate	Age (younger of you and your spouse’s age)	Guaranteed Annual Income rate
55 – 58	3.50%	55 – 58	3.50%
59 – 64	4.50%	59 – 64	4.25%
65 – 74	5.50%	65 – 74	5.25%
75+	5.85%	75+	5.60%
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) rider elections on or after January 23, 2017 but prior to September 25, 2017
Single Life Option		Joint Life Option
Age	Guaranteed Annual Income rate	Age (younger of you and your spouse’s age)	Guaranteed Annual Income rate
55 – 58	3.50%	55 – 58	3.50%
59 - 64	4.25%	59 – 64	4.00%
65+	5.25%	65+	5.00%
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) for rider elections on or after May 20, 2013 but prior to January 23, 2017
Single Life Option		Joint Life Option
Age	Guaranteed Annual Income rate	Age (younger of you and your spouse’s age)	Guaranteed Annual Income rate
55 – 58	3.50%	55 – 58	3.50%
59 - 64	4.00%	59 – 64	4.00%
65+	5.00%	65 – 74	4.50%
		75+	5.00%
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) for rider elections on or after December 3, 2012 but prior to May 20, 2013
Single & Joint Life Option*	Single & Joint Life Option
Age	Guaranteed Annual Income rate
55 – 58	3.50%
59 - 64	4.00%
65+	5.00%
*If joint life option is in effect, the younger of you and your spouse’s age applies.
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) for rider elections prior to December 3, 2012
Single Life Option		Joint Life Option
Age	Guaranteed Annual Income rate	Age (younger of you and your spouse’s age)	Guaranteed Annual Income rate
55 – 58	4.00%	55 – 64	4.00%
59+	5.00%	65+	5.00%

Lincoln Lifetime IncomeSM Advantage 2.0
Guaranteed Annual Income Rates by Ages:
Lincoln Lifetime IncomeSM Advantage 2.0 rider elections on or after May 20, 2013
Single Life Option		Joint Life Option
Age	Guaranteed Annual Income rate	Age (younger of you and your spouse’s age)	Guaranteed Annual Income rate
55 – 58	3.00%	55 – 58	3.00%
59 - 64	3.50%	59 – 64	3.50%
65 – 69	4.50%	65 – 69	4.00%
70+	5.00%	70+	4.50%
Lincoln Lifetime IncomeSM Advantage 2.0 for rider elections on or after December 3, 2012 but prior to May 20, 2013
Single & Joint Life Option*	Single & Joint Life Option
Age	Guaranteed Annual Income rate
55 – 58	3.00%
59 – 64	3.50%
65 – 69	4.50%
70+	5.00%
*If joint life option is in effect, the younger of you and your spouse’s age applies.
Lincoln Lifetime IncomeSM Advantage 2.0 rider elections on or after April 2, 2012 but prior to December 3, 2012:
Single Life Option		Joint Life Option*
Age	Guaranteed Annual Income rate	Age (younger of you and your spouse’s age)	Guaranteed Annual Income rate
55 – 58	3.50%	55 – 64	3.50%
59 – 64	4.00%	65 – 69	4.50%
65 – 69	4.50%	70+	5.00%
70+	5.00%
*If joint life option is in effect, the younger of you and your spouse’s age applies.
Lincoln Lifetime IncomeSM Advantage 2.0 rider elections prior to April 2, 2012:
Single Life Option		Joint Life Option*
Age	Guaranteed Annual Income rate	Age (younger of you and your spouse’s age)	Guaranteed Annual Income rate
55 – 58	4.00%	55 – 64	4.00%
59+	5.00%	65+	5.00%
*If joint life option is in effect, the younger of you and your spouse’s age applies.
Lincoln Market Select® Advantage
Guaranteed Annual Income Rates by Ages:
Lincoln Market Select® Advantage rider election forms signed between January 19, 2018 and April 18, 2018
Single Life Option		Joint Life Option**
Age	Guaranteed Annual Income rate*	Age (younger of you and your spouse’s age)	Guaranteed Annual Income rate*
55 – 58	3.50%	55 – 58	3.50%

Single Life Option		Joint Life Option**
Age	Guaranteed Annual Income rate*	Age (younger of you and your spouse’s age)	Guaranteed Annual Income rate*
59 – 64	4.00%	59 – 64	4.00%
65 – 74	5.00%	65 – 74	4.50%
75+	5.50%	75+	5.00%
*In order to have received the rate indicated, your rider election form must have been signed or dated on or before the last day of the effective period noted above.
**If joint life option is in effect, the younger of you and your spouse’s age applies.
Lincoln Market Select® Advantage rider election forms signed between October 3, 2016 and January 18, 2018
Single Life Option		Joint Life Option**
Age	Guaranteed Annual Income rate*	Age (younger of you and your spouse’s age)	Guaranteed Annual Income rate*
55 – 58	3.50%	55 – 58	3.50%
59 – 64	4.00%	59 – 64	4.00%
65+	5.00%	65 – 74	4.50%
		75+	5.00%
*In order to have received the rate indicated, your rider election form must have been signed or dated on or before the last day of the effective period noted above.
**If joint life option is in effect, the younger of you and your spouse’s age applies.

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Appendix E — Guaranteed Income Benefit Percentages for Previous Rider Elections
i4LIFE® Advantage Select Guaranteed Income Benefit elections between October 3, 2016 and April 18, 2018, or for purchasers of Lincoln Market Select® Advantage between October 3, 2016 and April 18, 2018, or for purchasers of 4LATER® Select Advantage between January 9, 2017 - April 18, 2018.
Single Life Option		Joint Life Option**
Age	GIB Percentage*	Age (younger of you and your spouse’s age)	GIB Percentage*
Under age 40	2.50%	Under age 40	2.50%
40 – 54	3.00%	40 – 54	3.00%
55 – 58	3.50%	55 – 58	3.50%
59 - 64	4.00%	59 – 69	4.00%
65 – 69	4.50%	70 – 74	4.50%
70 – 79	5.00%	75 – 79	5.00%
80+	5.50%	80+	5.50%
*In order to have received the percentage indicated, your rider election form must have been signed or dated on or before the last day of the effective period noted above. Purchasers of Lincoln Market Select® Advantage may use any remaining Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up, if any, or the rider’s effective date (if there have not been any Automatic Annual Step-ups) if greater than the Account Value to establish the initial Guaranteed Income Benefit. Purchasers of 4LATER® Select Advantage may use any remaining Income Base to establish the initial Guaranteed Income Benefit.
**If joint life option is in effect, the younger of you and your spouse’s age applies.

i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) elections or for purchasers of 4LATER® Advantage (Managed Risk) on or after May 20, 2013 or for purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) on or after May 20, 2013 and prior to April 30, 2018.
Single Life Option		Joint Life Option
Age	Percentage of Account Value or Income Base*	Age (younger of you and your spouse’s age)	Percentage of Account Value or Income Base*
Under age 40	2.50%	Under age 40	2.50%
40 – 54	3.00%	40 – 54	3.00%
55 – 58	3.50%	55 – 58	3.50%
59 – 64	4.00%	59 – 69	4.00%
65 – 69	4.50%	70 – 74	4.50%
70 – 79	5.00%	75 – 79	5.00%
80+	5.50%	80+	5.50%

*	Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) may use any remaining Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up, if any, or the rider’s effective date (if there have not been any Automatic Annual Step-ups) if greater than the Account Value to establish the initial Guaranteed Income Benefit. Purchasers of 4LATER® Advantage (Managed Risk) may use any remaining Income Base to establish the initial Guaranteed Income Benefit.

i4LIFE® Advantage Guaranteed Income Benefit elections or for prior purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 on or after May 20, 2013.
Single Life Option		Joint Life Option**
Age	Percentage of Account Value, Income Base or Guaranteed Amount*	Age (younger of you and your spouse’s age)	Percentage of Account Value, Income Base or Guaranteed Amount*
Under age 40	2.00%	Under age 40	2.00%
40 – 54	2.50%	40 – 54	2.50%
55 – 58	3.00%	55 – 58	3.00%
59 - 64	3.50%	59 – 69	3.50%
65 – 69	4.00%	70 – 74	4.00%

Single Life Option		Joint Life Option**
Age	Percentage of Account Value, Income Base or Guaranteed Amount*	Age (younger of you and your spouse’s age)	Percentage of Account Value, Income Base or Guaranteed Amount*
70 – 74	4.50%	75+	4.50%
75+	5.00%

*	Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 may use any remaining Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up or the rider's effective date (if there has not been any Automatic Annual Step-up) if greater than the Account Value to establish the initial Guaranteed Income Benefit.

**	If joint life option is in effect, the younger of you and your spouse’s age applies.

i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) elections between May 21, 2012 and May 19, 2013, or for purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) between April 2, 2012 and May 19, 2013, or 4LATER® Advantage (Managed Risk) between July 16, 2012 and May 19, 2013.
Single & Joint Life Option*	Single & Joint Life Option*
Age	Percentage of Account Value or Income Base**
Under age 40	2.50%
40 – 54	3.00%
55 – 58	3.50%
59 – 64	4.00%
65 – 69	4.50%
70 – 79	5.00%
80+	5.50%

*	If joint life option is in effect, the younger of you and your spouse’s age applies.

**	Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) may use any remaining Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up, if any, or the rider’s effective date (if there have not been any Automatic Annual Step-ups) if greater than the Account Value to establish the initial Guaranteed Income Benefit. Purchasers of 4LATER® Advantage (Managed Risk) may use any remaining Income Base to establish the initial Guaranteed Income Benefit.

i4LIFE® Advantage Guaranteed Income Benefit elections between May 21, 2012 and May 19, 2013, or for purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 between April 2, 2012 and May 19, 2013.
Single & Joint Life Option*	Single & Joint Life Option*
Age	Percentage of Account Value, Income Base or Guaranteed Amount**
Under age 40	2.00%
40 – 54	2.50%
55 – 58	3.00%
59 – 64	3.50%
65 – 69	4.00%
70 – 74	4.50%
75+	5.00%

*	If joint life option is in effect, the younger of you and your spouse’s age applies.

**	Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 may use any remaining Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up or the rider's effective date (if there has not been any Automatic Annual Step-up) if greater than the Account Value to establish the initial Guaranteed Income Benefit.

i4LIFE® Advantage Guaranteed Income Benefit elections prior to May 21, 2012, or for purchasers of
Lincoln Lifetime IncomeSM Advantage 2.0 prior to April 2, 2012.
Single & Joint Life Option*	Single & Joint Life Option*
Age	Percentage of Account Value, Income Base or Guaranteed Amount**
Under age 40	2.50%

Single & Joint Life Option*	Single & Joint Life Option*
Age	Percentage of Account Value, Income Base or Guaranteed Amount**
40 – 54	3.00%
55 – 58	3.50%
59 – 64	4.00%
65 – 69	4.50%
70 – 79	5.00%
80+	5.50%

*	If joint life option is in effect, the younger of you and your spouse’s age applies.

**	Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 may use any remaining Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up or the rider's effective date (if there has not been any Automatic Annual Step-up) if greater than the Account Value to establish the initial Guaranteed Income Benefit.

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SAI 3

Lincoln ChoicePlus AssuranceSM (C Share)
Lincoln Life Variable Annuity Account N  (Registrant)
The Lincoln National Life Insurance Company  (Depositor)
Statement of Additional Information (SAI)
This SAI should be read in conjunction with the Lincoln ChoicePlus AssuranceSM (C Share) prospectus of Lincoln Life Variable Annuity Account N dated May 1, 2018. You may obtain a copy of the Lincoln ChoicePlus AssuranceSM (C Share) prospectus on request and without charge. Please write Lincoln Life Customer Service, The Lincoln National Life Insurance Company, PO Box 2348, Fort Wayne, IN 46802, or call 1-888-868-2583.

This SAI is not a prospectus.
The date of this SAI is May 1, 2018.

Special Terms
The special terms used in this SAI are the ones defined in the prospectus.
Services
Independent Registered Public Accounting Firm
Ernst & Young LLP, independent registered public accounting firm, One Commerce Square, 2005 Market Street, Suite 700, Philadelphia, Pennsylvania, 19103, has audited a) the financial statements of the Lincoln Life Variable Annuity Account N comprised of the subaccounts described in the related appendix to the opinion, as of December 31, 2017, and the related statement of operations and the statements of changes in net assets for the periods indicated in the appendix to the opinion; and b) the consolidated financial statements of The Lincoln National Life Insurance Company as of December 31, 2017 and 2016 and for each of the three years in the period ended December 31, 2017 as set forth in their reports, which are included in this SAI and Registration Statement. The aforementioned financial statements are included herein in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.
Keeper of Records
All accounts, books, records and other documents which are required to be maintained for the VAA are maintained by us or by third parties responsible to Lincoln Life. We have entered into an agreement with The Bank of New York Mellon, One Mellon Bank Center, 500 Grant Street, Pittsburgh, Pennsylvania, 15258, to provide accounting services to the VAA. No separate charge against the assets of the VAA is made by us for this service.
Principal Underwriter
Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of Lincoln Life, serves as principal underwriter (the “Principal Underwriter”) for the contracts, as described in the prospectus. The Principal Underwriter offers the contracts to the public on a continuous basis and anticipates continuing to offer the contracts, but reserves the right to discontinue the offering. The Principal Underwriter offers the contracts through sales representatives, who are associated with Lincoln Financial Advisors Corporation and/or Lincoln Financial Securities Corporation (collectively, “LFN”), our affiliates. The Principal Underwriter also may enter into selling agreements with other broker-dealers (“Selling Firms”) for the sale of the contracts. Sales representatives of Selling Firms are appointed as our insurance agents. LFD, acting as Principal Underwriter, paid $561,689,144, $433,441,077 and $485,694,075 to LFN and Selling Firms in 2015, 2016 and 2017 respectively, as sales compensation with respect to all the contracts offered under the VAA. The Principal Underwriter retained no underwriting commissions for the sale of the contracts.
Purchase of Securities Being Offered
The variable annuity contracts are offered to the public through licensed insurance agents who specialize in selling our products; through independent insurance brokers; and through certain securities brokers/dealers selected by us whose personnel are legally authorized to sell annuity products. There are no special purchase plans for any class of prospective buyers. However, under certain limited circumstances described in the prospectus under the section Charges and Other Deductions, any applicable account fee may be reduced or waived.
Both before and after the Annuity Commencement Date, there are exchange privileges between Subaccounts, and from the VAA to the general account (if available) subject to restrictions set out in the prospectus. See The Contracts, in the prospectus. No exchanges are permitted between the VAA and other separate accounts.
The offering of the contracts is continuous.
Interest Adjustment Example
Note: This example is intended to show how the Interest Adjustment calculation impacts the surrender value of a representative contract. The annual account fee, adjustment factor, and guaranteed minimum interest rate values shown here are generally different from those that apply to specific contracts, particularly those contracts that deduct an initial sales load or pay a bonus on deposits. Calculations of the Interest Adjustment in your contract, if applicable, will be based on the factors applicable to your contract. The Interest Adjustment may be referred to as a market value adjustment in your contract.
B-2

SAMPLE CALCULATIONS FOR MALE 35 ISSUE
CASH SURRENDER VALUES
Single Premium	$50,000
Premium taxes	None
Withdrawals	None
Guaranteed Period	5 years
Guaranteed Interest Rate	3.50%
Annuity Date	Age 70
Index Rate A	3.50%
Index Rate B	4.00% End of contract year 1 3.50% End of contract year 2 3.00% End of contract year 3 2.00% End of contract year 4
Percentage adjustment to B	0.50%

Interest Adjustment Formula	(1 + Index A)[n]	-1
n = Remaining Guaranteed Period	(1 + Index B + % Adjustment)[n]
SURRENDER VALUE CALCULATION
Contract Year	(1) Annuity Value	(2) 1 + Interest Adjustment Formula	(3) Adjusted Annuity Value	(4) Minimum Value	(5) Greater of (3) & (4)	(6) Surrender Value
1	$51,710	0.962268	$49,759	$50,710	$50,710	$46,460
2	$53,480	0.985646	$52,712	$51,431	$52,712	$48,462
3	$55,312	1.000000	$55,312	$52,162	$55,312	$51,312
4	$57,208	1.009756	$57,766	$52,905	$57,766	$54,266
5	$59,170	N/A	$59,170	$53,658	$59,170	$56,170
ANNUITY VALUE CALCULATION
Contract Year	BOY* Annuity Value		Guaranteed Interest Rate		Annual Account Fee		EOY** Annuity Value
1	$50,000	x	1.035	-	$40	=	$51,710
2	$51,710	x	1.035	-	$40	=	$53,480
3	$53,480	x	1.035	-	$40	=	$55,312
4	$55,312	x	1.035	-	$40	=	$57,208
5	$57,208	x	1.035	-	$40	=	$59,170
1 + INTEREST ADJUSTMENT FORMULA CALCULATION
Contract Year	Index A	Index B	Adj Index B	N	Result
1	3.50%	4.00%	4.50%	4	0.962268
2	3.50%	3.50%	4.00%	3	0.985646
3	3.50%	3.00%	3.50%	2	1.000000
4	3.50%	2.00%	2.50%	1	1.009756
5	3.50%	N/A	N/A	N/A	N/A
B-3

MINIMUM VALUE CALCULATION
Contract Year			Minimum Guaranteed Interest Rate		Annual Account Fee		Minimum Value
1	$50,000	x	1.015	-	$40	=	$50,710
2	$50,710	x	1.015	-	$40	=	$51,431
3	$51,431	x	1.015	-	$40	=	$52,162
4	$52,162	x	1.015	-	$40	=	$52,905
5	$52,905	x	1.015	-	$40	=	$53,658

*	BOY = beginning of year

**	EOY = end of year
Annuity Payouts
Variable Annuity Payouts
Variable Annuity Payouts will be determined on the basis of:
•	the dollar value of the contract on the Annuity Commencement Date less any applicable premium tax;
•	the annuity tables contained in the contract;
•	the type of annuity option selected; and
•	the investment results of the fund(s) selected.
In order to determine the amount of variable Annuity Payouts, we make the following calculation:
•	first, we determine the dollar amount of the first payout;
•	second, we credit the contract with a fixed number of Annuity Units based on the amount of the first payout; and
•	third, we calculate the value of the Annuity Units each period thereafter.
These steps are explained below.
The dollar amount of the first periodic variable Annuity Payout is determined by applying the total value of the Accumulation Units credited under the contract valued as of the Annuity Commencement Date (less any premium taxes) to the annuity tables contained in the contract. The first variable Annuity Payout will be paid 14 days after the Annuity Commencement Date. This day of the month will become the day on which all future Annuity Payouts will be paid. Amounts shown in the tables are based on the 1983 Table “a” Individual Annuity Mortality Tables, modified, with an assumed investment return at the rate of 3%, 4%, 5% or 6% per annum, depending on the terms of your contract. The first Annuity Payout is determined by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of value accumulated under the contract. These annuity tables vary according to the form of annuity selected and the age of the Annuitant at the Annuity Commencement Date. The assumed interest rate is the measuring point for subsequent Annuity Payouts. If the actual net investment rate (annualized) exceeds the assumed interest rate, the payout will increase at a rate equal to the amount of such excess.
Conversely, if the actual rate is less than the assumed interest rate, Annuity Payouts will decrease. If the assumed rate of interest were to be increased, Annuity Payouts would start at a higher level but would decrease more rapidly or increase more slowly.
We may use sex-distinct annuity tables in contracts that are not associated with employer sponsored plans and where not prohibited by law.
At an Annuity Commencement Date, the contract is credited with Annuity Units for each Subaccount on which variable Annuity Payouts are based. The number of Annuity Units to be credited is determined by dividing the amount of the first periodic payout by the value of an Annuity Unit in each Subaccount selected. Although the number of Annuity Units is fixed by this process, the value of such units will vary with the value of the underlying fund. The amount of the second and subsequent periodic payouts is determined by multiplying the Contractowner’s fixed number of Annuity Units in each Subaccount by the appropriate Annuity Unit value for the Valuation Date ending 14 days prior to the date that payout is due.
The value of each Subaccount’s Annuity Unit will be set initially at $1.00. The Annuity Unit value for each Subaccount at the end of any Valuation Date is determined by multiplying the Subaccount Annuity Unit value for the immediately preceding Valuation Date by the product of:
•	The net investment factor of the Subaccount for the Valuation Period for which the Annuity Unit value is being determined, and
•	A factor to neutralize the assumed investment return in the annuity table.
B-4

The value of the Annuity Units is determined as of a Valuation Date 14 days prior to the payment date in order to permit calculation of amounts of Annuity Payouts and mailing of checks in advance of their due dates. Such checks will normally be issued and mailed at least three days before the due date.
Examples of Regular Income Payment Calculations
These examples will illustrate the impact of the length of the Access Period and the impact of a withdrawal on the Regular Income Payments. These examples assume that the investment return is the same as the assumed investment return (AIR) to make the Regular Income Payment calculations simpler to understand. The Regular Income Payments will vary based on the investment performance of the underlying funds.
Annuitant	Male, Age 65
Secondary Life	Female, Age 63
Purchase Payment	$200,000.00
Regular Income Payment Frequency	Annual
AIR	4.0%
Hypothetical Investment Return	4.0%

	20-year Access Period	30-Year Access Period
Regular Income Payment	$10,493.94	$9,952.72
A 10% withdrawal from the Account Value will reduce the Regular Income Payments by 10% to $9,444.55 with the 20-year Access Period and $8,957.45 with the 30-year Access Period.
At the end of the 20-year Access Period, the remaining Account Value of $113,236 (assuming no withdrawals) will be used to continue the $10,493.94 Regular Income Payment during the Lifetime Income Period for the lives of the Annuitant and Secondary Life. At the end of the 30-year Access Period, the remaining Account Value of $68,154 (assuming no withdrawals) will be used to continue the $9,952.72 Regular Income Payment during the Lifetime Income Period for the lives of the Annuitant and Secondary Life. (Note: the Regular Income Payments during the Lifetime Income Period will vary based on the investment performance of the underlying funds).
Determination of Accumulation and Annuity Unit Value
A description of the days on which Accumulation and Annuity Units will be valued is given in the prospectus. The New York Stock Exchange's (NYSE) most recent announcement (which is subject to change) states that it will be closed on weekends and on these holidays: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. If any of these holidays occurs on a weekend day, the Exchange may also be closed on the business day occurring just before or just after the holiday. It may also be closed on other days.
Since the portfolios of some of the funds and series will consist of securities primarily listed on foreign exchanges or otherwise traded outside the United States, those securities may be traded (and the net asset value of those funds and series and of the variable account could therefore be significantly affected) on days when the investor has no access to those funds and series.
Capital Markets
In any particular year, our capital may increase or decrease depending on a variety of factors — the amount of our statutory income or losses (which is sensitive to equity market and credit market conditions), the amount of additional capital we must hold to support business growth, changes in reserving requirements, our inability to secure capital market solutions to provide reserve relief, such as issuing letters of credit to support captive reinsurance structures, changes in equity market levels, the value of certain fixed-income and equity securities in our investment portfolio and changes in interest rates.
Advertising & Ratings
We may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Lincoln Life or the policies. Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.
B-5

Our financial strength is ranked and rated by nationally recognized independent rating agencies. The ratings do not imply approval of the product and do not refer to the performance of the product, or any separate account, including the underlying investment options. Ratings are not recommendations to buy our products. Each of the rating agencies reviews its ratings periodically. Accordingly, all ratings are subject to revision or withdrawal at any time by the rating agencies, and therefore, no assurance can be given that these ratings will be maintained. The current outlook for the insurance subsidiaries is stable for Moody’s, A.M. Best and Standard & Poor’s, and positive for Fitch. Our financial strength ratings, which are intended to measure our ability to meet contract holder obligations, are an important factor affecting public confidence in most of our products and, as a result, our competitiveness. A downgrade of our financial strength rating could affect our competitive position in the insurance industry by making it more difficult for us to market our products as potential customers may select companies with higher financial strength ratings and by leading to increased withdrawals by current customers seeking companies with higher financial strength ratings. For more information on ratings, including outlooks, see www.LincolnFinancial.com/investor.
About the S&P 500 Index
The S&P 500 Index (hereinafter “Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by Lincoln Variable Insurance Products Trust and its affiliates (hereinafter “Licensee”). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The fund(s) are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices do not make any representation or warranty, express or implied, to the owners of the funds or any member of the public regarding the advisability of investing in securities generally or in the funds particularly or the ability of the Index to track general market performance. S&P Dow Jones Indices only relationship to Licensee with respect to the Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Index is determined, composed and calculated by S&P Dow Jones Indices without regard to Licensee or the funds. S&P Dow Jones Indices have no obligation to take the needs of Licensee or the owners of the funds into consideration in determining, composing or calculating the Index. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of the funds or the timing of the issuance or sale of the funds or in the determination or calculation of the equation by which the funds are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of the funds. There is no assurance that investment products based on the Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P DOW JONES INDICES DO NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND LICENSEE, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
Unclaimed Property
We have entered into a Global Resolution Agreement with a third party auditor representing multiple states and jurisdictions. Under the terms of the Global Resolution Agreement, the third party auditor has compared expanded matching criteria to the Social Security Master Death File (“SSMDF”) to identify deceased insureds and policy or contract holders where a valid claim has not been made. We have also entered into a Regulatory Settlement Agreement with multiple states and jurisdictions. The Regulatory Settlement Agreement applies prospectively and requires us to adopt and implement additional procedures comparing our records to the SSMDF to identify unclaimed death benefits and prescribes procedures for identifying and locating beneficiaries once deaths are identified. Other jurisdictions that are not signatories to the Regulatory Settlement Agreement are conducting examinations and audits of our compliance with unclaimed property laws. Any escheatable property identified as a result of the audits and inquiries could result in additional payments of previously unclaimed death benefits or the payment of abandoned funds to U.S. jurisdictions.
B-6

Additional Services
Dollar Cost Averaging (DCA)—You may systematically transfer, on a monthly basis or in accordance with other terms we make available, amounts from certain Subaccounts, or the fixed side (if available) of the contract into the Subaccounts or in accordance with other terms we make available. You may elect to participate in the DCA program at the time of application or at any time before the Annuity Commencement Date by completing an election form available from us. The minimum amount to be dollar cost averaged is $1,500 ($2,000 for contracts purchased prior to November 15, 2010) over any time period between six and 60 months. We may offer different time periods for new Purchase Payments and for transfers of Contract Value. State variations may exist. Once elected, the program will remain in effect until the earlier of:
•	the Annuity Commencement Date;
•	the value of the amount being DCA'd is depleted; or
•	you cancel the program by written request or by telephone if we have your telephone authorization on file.
We reserve the right to discontinue or restrict access to this program at any time.
A transfer made as part of this program is not considered a transfer for purposes of limiting the number of transfers that may be made, or assessing any charges or Interest Adjustment which may apply to transfers. Upon receipt of an additional Purchase Payment allocated to the DCA fixed account, the existing program duration will be extended to reflect the end date of the new DCA program. However, the existing interest crediting rate will not be extended. The existing interest crediting rate will expire at its originally scheduled expiration date and the value remaining in the DCA account from the original amount as well as any additional Purchase Payments will be credited with interest at the standard DCA rate at the time. DCA does not assure a profit or protect against loss.
Automatic Withdrawal Service (AWS)—AWS provides an automatic, periodic withdrawal of Contract Value to you. AWS may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the Contractowner. You may elect to participate in AWS at the time of application or at any time before the Annuity Commencement Date by sending a written request to us. The minimum Contract Value required to establish AWS is $10,000. You may cancel or make changes to your AWS program at any time by sending a written request to us. If telephone authorization has been elected, certain changes may be made by telephone. Notwithstanding the requirements of the program, any withdrawal must be permitted under Section 401(a)(9) of the IRC for qualified plans or permitted under Section 72 of the IRC for nonqualified contracts.
Cross Reinvestment Program/Earnings Sweep Program — Under this option, Account Value in a designated variable Subaccount of the contract that exceeds a certain baseline amount is automatically transferred to another specific variable Subaccount(s) of the contract at specific intervals. You may elect to participate in the cross reinvestment program at the time of application or at any time before the Annuity Commencement Date by sending a written request to us or by telephone if we have your telephone authorization on file. You designate the holding account, the receiving account(s), and the baseline amount. Cross reinvestment will continue until we receive authorization to terminate the program.
The minimum holding Account Value required to establish cross reinvestment is $10,000. A transfer under this program is not considered a transfer for purposes of limiting the number of transfers that may be made. We reserve the right to discontinue this service at any time.
Beginning May 1, 2010, the cross reinvestment service is no longer available unless the Contractowner was enrolled in this service prior to this date. Contractowners who are currently enrolled in this service will not be impacted by this change.
Portfolio Rebalancing — Portfolio rebalancing is an option, which, if elected by the Contractowner, restores to a pre-determined level the percentage of the Contract Value (or Account Value under i4LIFE® Advantage), allocated to each variable Subaccount. This pre-determined level will be the allocation initially selected when the contract was purchased, unless subsequently changed. The portfolio rebalancing allocation may be changed at any time by submitting a written request to us. If portfolio rebalancing is elected, all Purchase Payments allocated to the variable Subaccounts must be subject to portfolio rebalancing. Portfolio rebalancing may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the Contractowner. The Contractowner may terminate the portfolio rebalancing program or re-enroll at any time by sending a written request to us. If telephone authorization has been elected, the Contractowner may make these elections by phone. The portfolio rebalancing program is not available following the Annuity Commencement Date.
Please note that all of the services discussed in this section will stop once we are notified of a pending death claim.
SecureLine® Account – SecureLine® is an interest bearing draft account established from the proceeds payable on a contract administered by us that helps you manage your surrender or death benefit proceeds. You are the owner of the account, and are the only one authorized to transfer proceeds from the account. You may choose to leave the proceeds in this account, or you may use the checkbook we previously provided and write checks against the account until the funds are depleted. The SecureLine® account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the SecureLine® account.
B-7

Interest credited in the SecureLine® account is taxable as ordinary income in the year such interest is credited, and is not tax deferred. We recommend that you consult your tax advisor to determine the tax consequences associated with the payment of interest on amounts in the SecureLine® account. The balance in your SecureLine® account began earning interest the day your account was opened and will continue to earn interest until all funds are withdrawn. Interest is compounded daily and credited to your account on the last day of each month. The interest rate will be updated monthly and we may increase or decrease the rate at our discretion. The interest rate credited to your SecureLine® account may be more or less than the rate earned on funds held in our general account. The interest rate offered with a SecureLine® account is not necessarily that credited to the fixed account. There are no monthly fees. You may be charged a fee if you stop a payment or if you present a check for payment without sufficient funds.
Other Information
Due to differences in redemption rates, tax treatment or other considerations, the interests of policyholders under the variable life accounts could conflict with those of Contractowners under the VAA. In those cases, where assets from variable life and variable annuity separate accounts are invested in the same fund(s) (i.e., where mixed funding occurs), the Boards of Directors of the fund involved will monitor for any material conflicts and determine what action, if any, should be taken. If it becomes necessary for any separate account to replace shares of any fund with another investment, that fund may have to liquidate securities on a disadvantageous basis. Refer to the prospectus for each fund for more information about mixed funding.
Financial Statements
The December 31, 2017 financial statements of the VAA and the December 31, 2017 consolidated financial statements of Lincoln Life appear on the following pages.
B-8

The Lincoln National Life Insurance Company

Consolidated Financial Statements

December 31, 2017 and 2016

Report of Independent Registered Public Accounting Firm

To the Stockholder and the Board of Directors of

The Lincoln National Life Insurance Company

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of The Lincoln National Life Insurance Company (the Company) as of December 31, 2017 and 2016, the related consolidated statements of comprehensive income (loss), stockholder’s equity and cash flows for each of the three years in the period ended December 31, 2017, and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company at December 31, 2017 and 2016, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2017, in conformity with U.S. generally accepted accounting principles.

Adoption of New Accounting Standard

As discussed in Note 1 to the consolidated financial statements, in 2017 the Company changed its method of accounting for goodwill impairment.

Basis for Opinion

These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Company’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the Company’s auditor since 1966.

Philadelphia, Pennsylvania

March 13, 2018

1

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

CONSOLIDATED BALANCE SHEETS

(in millions, except share data)

	As of December 31,
	2017	2016
ASSETS
Investments:
Available-for-sale securities, at fair value:
Fixed maturity securities (amortized cost: 2017 – $85,802; 2016 – $83,290)	$93,340	$87,866
Variable interest entities’ fixed maturity securities (amortized cost: 2017 – $0; 2016 – $200)	-	200
Equity securities (cost: 2017 – $247; 2016 – $260)	246	275
Trading securities	1,533	1,624
Mortgage loans on real estate	10,662	9,761
Real estate	11	12
Policy loans	2,379	2,429
Derivative investments	845	900
Other investments	2,006	2,034
Total investments	111,022	105,101
Cash and invested cash	947	2,057
Deferred acquisition costs and value of business acquired	8,408	9,143
Premiums and fees receivable	394	428
Accrued investment income	1,052	1,029
Reinsurance recoverables	6,515	6,810
Reinsurance related embedded derivatives	-	58
Funds withheld reinsurance assets	598	623
Goodwill	1,368	2,273
Other assets	7,349	6,132
Separate account assets	144,219	128,397
Total assets	$281,872	$262,051

LIABILITIES AND STOCKHOLDER’S EQUITY
Liabilities
Future contract benefits	$22,063	$20,681
Other contract holder funds	79,481	78,106
Short-term debt	10	280
Long-term debt	2,374	2,549
Reinsurance related embedded derivatives	51	-
Funds withheld reinsurance liabilities	4,348	4,827
Deferred gain on business sold through reinsurance	41	67
Payables for collateral on investments	4,354	4,910
Other liabilities	6,486	6,414
Separate account liabilities	144,219	128,397
Total liabilities	263,427	246,231

Contingencies and Commitments (See Note 13)

Stockholder’s Equity
Common stock – 10,000,000 shares authorized, issued and outstanding	10,713	10,696
Retained earnings	4,405	3,342
Accumulated other comprehensive income (loss)	3,327	1,782
Total stockholder’s equity	18,445	15,820
Total liabilities and stockholder’s equity	$281,872	$262,051

See accompanying Notes to Consolidated Financial Statements

2

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

(in millions)

	For the Years Ended December 31,
	2017	2016	2015
Revenues
Insurance premiums	$3,018	$2,579	$2,825
Fee income	5,369	5,171	4,960
Net investment income	4,760	4,631	4,611
Realized gain (loss):
Total other-than-temporary impairment losses on securities	(18)	(141)	(75)
Portion of loss recognized in other comprehensive income	-	41	25
Net other-than-temporary impairment losses on securities recognized in earnings	(18)	(100)	(50)
Realized gain (loss), excluding other-than-temporary impairment losses on securities	(438)	(410)	(172)
Total realized gain (loss)	(456)	(510)	(222)
Amortization of deferred gain on business sold through reinsurance	18	69	69
Other revenues	439	403	440
Total revenues	13,148	12,343	12,683
Expenses
Interest credited	2,558	2,527	2,472
Benefits	4,818	4,247	4,529
Commissions and other expenses	3,967	4,005	4,109
Interest and debt expense	126	116	105
Strategic digitization expense	43	8	-
Impairment of intangibles	905	-	-
Total expenses	12,417	10,903	11,215
Income (loss) before taxes	731	1,440	1,468
Federal income tax expense (benefit)	(1,287)	267	295
Net income (loss)	2,018	1,173	1,173
Other comprehensive income (loss), net of tax:
Unrealized investment gains (losses)	1,547	692	(2,090)
Funded status of employee benefit plans	(2)	(1)	2
Total other comprehensive income (loss), net of tax	1,545	691	(2,088)
Comprehensive income (loss)	$3,563	$1,864	$(915)

See accompanying Notes to Consolidated Financial Statements

3

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF STOCKHOLDER’S EQUITY

(in millions)

	For the Years Ended December 31,
	2017	2016	2015
Common Stock
Balance as of beginning-of-year	$10,696	$10,677	$10,652
Stock compensation/issued for benefit plans	17	19	25
Balance as of end-of-year	10,713	10,696	10,677

Retained Earnings
Balance as of beginning-of-year	3,342	3,118	3,066
Net income (loss)	2,018	1,173	1,173
Dividends declared	(955)	(949)	(1,121)
Balance as of end-of-year	4,405	3,342	3,118

Accumulated Other Comprehensive Income (Loss)
Balance as of beginning-of-year	1,782	1,091	3,179
Other comprehensive income (loss), net of tax	1,545	691	(2,088)
Balance as of end-of-year	3,327	1,782	1,091
Total stockholder’s equity as of end-of-year	$18,445	$15,820	$14,886

See accompanying Notes to Consolidated Financial Statements

4

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS

(in millions)

	For the Years Ended December 31,
	2017	2016	2015
Cash Flows from Operating Activities
Net income (loss)	$2,018	$1,173	$1,173
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Deferred acquisition costs, value of business acquired, deferred sales inducements
and deferred front-end loads deferrals and interest, net of amortization	(17)	55	(176)
Trading securities purchases, sales and maturities, net	120	165	143
Change in premiums and fees receivable	34	(49)	101
Change in accrued investment income	19	8	(18)
Change in future contract benefits and other contract holder funds	(2,062)	(2,036)	868
Change in reinsurance related assets and liabilities	1,001	542	(1,060)
Change in federal income tax accruals	(1,502)	146	170
Realized (gain) loss	456	511	222
Amortization of deferred gain on business sold through reinsurance	(18)	(69)	(69)
Change in cash management agreement	(277)	(66)	351
Impairment of intangibles	905	-	-
Other	177	262	45
Net cash provided by (used in) operating activities	854	642	1,750

Cash Flows from Investing Activities
Purchases of available-for-sale securities	(9,887)	(10,791)	(8,858)
Sales of available-for-sale securities	1,773	3,076	1,329
Maturities of available-for-sale securities	5,790	5,290	4,265
Purchases of alternative investments	(357)	(302)	(324)
Sales and repayments of alternative investments	184	238	177
Proceeds from affiliate transfer of alternative investments	66	-	-
Issuance of mortgage loans on real estate	(2,047)	(2,127)	(1,944)
Repayment and maturities of mortgage loans on real estate	1,145	877	816
Issuance and repayment of policy loans, net	49	91	125
Net change in collateral on investments and derivatives	(374)	435	638
Proceeds from sale of subsidiary/business	-	-	75
Other	(123)	(99)	(78)
Net cash provided by (used in) investing activities	(3,781)	(3,312)	(3,779)

Cash Flows from Financing Activities
Payment of long-term debt, including current maturities	(290)	(250)	(4)
Issuance of long-term debt, net of issuance costs	75	-	-
Issuance (payment) of short-term debt	(270)	190	88
Proceeds from sales leaseback transaction	62	85	47
Deposits of fixed account values, including the fixed portion of variable	10,775	10,030	10,745
Withdrawals of fixed account values, including the fixed portion of variable	(5,764)	(5,449)	(6,062)
Transfers to and from separate accounts, net	(1,787)	(1,308)	(2,474)
Common stock issued for benefit plans	(29)	(22)	(14)
Dividends paid	(955)	(949)	(1,121)
Net cash provided by (used in) financing activities	1,817	2,327	1,205

Net increase (decrease) in cash and invested cash	(1,110)	(343)	(824)
Cash and invested cash as of beginning-of-year	2,057	2,400	3,224
Cash and invested cash as of end-of-year	$947	$2,057	$2,400

See accompanying Notes to Consolidated Financial Statements

5

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  Nature of Operations, Basis of Presentation and Summary of Significant Accounting Policies

Nature of Operations

The Lincoln National Life Insurance Company (“LNL” or the “Company,” which also may be referred to as “we,” “our” or “us”), a wholly-owned subsidiary of Lincoln National Corporation (“LNC” or the “Parent Company”), is domiciled in the state of Indiana.  We own 100% of the outstanding common stock of one insurance company subsidiary, Lincoln Life & Annuity Company of New York (“LLANY”).  We also own several non-insurance companies, including Lincoln Financial Distributors, our wholesale distributor, and Lincoln Financial Advisors Corporation, part of LNC’s retail distributor, Lincoln Financial Network.  LNL’s principal businesses consist of underwriting annuities, deposit-type contracts and life insurance through multiple distribution channels.  LNL is licensed and sells its products throughout the U.S. and several U.S. territories.  See Note 21 for additional information.

Basis of Presentation

The accompanying consolidated financial statements are prepared in accordance with United States of America generally accepted accounting principles (“GAAP”).  Certain GAAP policies, which significantly affect the determination of financial condition, results of operations and cash flows, are summarized below.

Summary of Significant Accounting Policies

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of LNL and all other entities in which we have a controlling financial interest and any variable interest entities (“VIEs”) in which we are the primary beneficiary.  We use the equity method of accounting to recognize all of our investments in limited liability partnerships.  All material inter-company accounts and transactions have been eliminated in consolidation.

Our involvement with VIEs is primarily to invest in assets that allow us to gain exposure to a broadly diversified portfolio of asset classes.  A VIE is an entity that does not have sufficient equity to finance its own activities without additional financial support or where investors lack certain characteristics of a controlling financial interest.  We assess our contractual, ownership or other interests in a VIE to determine if our interest participates in the variability the VIE was designed to absorb and pass onto variable interest holders.  We perform an ongoing qualitative assessment of our variable interests in VIEs to determine whether we have a controlling financial interest and would therefore be considered the primary beneficiary of the VIE.  If we determine we are the primary beneficiary of a VIE, we consolidate the assets and liabilities of the VIE in our consolidated financial statements.

Accounting Estimates and Assumptions

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions affecting the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses for the reporting period.  Those estimates are inherently subject to change and actual results could differ from those estimates.  Included among the material (or potentially material) reported amounts and disclosures that require extensive use of estimates are:  fair value of certain invested assets and derivatives, other-than-temporary impairment (“OTTI”) and asset valuation allowances, deferred acquisition costs (“DAC”),  value of business acquired (“VOBA”), deferred sales inducements (“DSI”), goodwill, future contract benefits, other contract holder funds including deferred front-end loads (“DFEL”), pension plans, stock-based incentive compensation, income taxes and the potential effects of resolving litigated matters.

Business Combinations

We use the acquisition method of accounting for all business combination transactions, and accordingly, recognize the fair values of assets acquired, liabilities assumed and any noncontrolling interests in our consolidated financial statements.  The allocation of fair values may be subject to adjustment after the initial allocation for up to a one-year period as more information becomes available relative to the fair values as of the acquisition date.  The consolidated financial statements include the results of operations of any acquired company since the acquisition date.

6

Fair Value Measurement

Our measurement of fair value is based on assumptions used by market participants in pricing the asset or liability, which may include inherent risk, restrictions on the sale or use of an asset or non-performance risk (“NPR”), which would include our own credit risk.  Our estimate of an exchange price is the price in an orderly transaction between market participants to sell the asset or transfer the liability (“exit price”) in the principal market, or the most advantageous market in the absence of a principal market, for that asset or liability, as opposed to the price that would be paid to acquire the asset or receive a liability (“entry price”).  Pursuant to the Fair Value Measurements and Disclosures Topic of the Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”),

we categorize our financial instruments carried at fair value into a three-level fair value hierarchy, based on the priority of inputs to the respective valuation technique.  The three-level hierarchy for fair value measurement is defined as follows:

•

Level 1 – inputs to the valuation methodology are quoted prices available in active markets for identical investments as of the reporting date, except for large holdings subject to “blockage discounts” that are excluded;

•

Level 2 – inputs to the valuation methodology are other than quoted prices in active markets, which are either directly or indirectly observable as of the reporting date, and fair value can be determined through the use of models or other valuation methodologies; and

•

Level 3 – inputs to the valuation methodology are unobservable inputs in situations where there is little or no market activity for the asset or liability, and we make estimates and assumptions related to the pricing of the asset or liability, including assumptions regarding risk.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, the level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.  Our assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the investment.

When a determination is made to classify an asset or liability within Level 3 of the fair value hierarchy, the determination is based upon the significance of the unobservable inputs to the overall fair value measurement.  Because certain securities trade in less liquid or illiquid markets with limited or no pricing information, the determination of fair value for these securities is inherently more difficult.  However, Level 3 fair value investments may include, in addition to the unobservable or Level 3 inputs, observable components, which are components that are actively quoted or can be validated to market-based sources.

Available-For-Sale Securities – Fair Valuation Methodologies and Associated Inputs

Securities classified as available-for-sale (“AFS”) consist of fixed maturity and equity securities and are stated at fair value with unrealized gains and losses included within accumulated other comprehensive income (loss) (“AOCI”), net of associated DAC, VOBA, DSI, future contract benefits, other contract holder funds and deferred income taxes.

We measure the fair value of our securities classified as AFS based on assumptions used by market participants in pricing the security.  The most appropriate valuation methodology is selected based on the specific characteristics of the fixed maturity or equity security, and we consistently apply the valuation methodology to measure the security’s fair value.  Our fair value measurement is based on a market approach that utilizes prices and other relevant information generated by market transactions involving identical or comparable securities.  Sources of inputs to the market approach primarily include third-party pricing services, independent broker quotations or pricing matrices.  We do not adjust prices received from third parties; however, we do analyze the third-party pricing services’ valuation methodologies and related inputs and perform additional evaluation to determine the appropriate level within the fair value hierarchy.

The observable and unobservable inputs to our valuation methodologies are based on a set of standard inputs that we generally use to evaluate all of our AFS securities.  Observable inputs include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data.  In addition, market indicators, industry and economic events are monitored, and further market data is acquired if certain triggers are met.  For certain security types, additional inputs may be used, or some of the inputs described above may not be applicable.  For private placement securities, we use pricing matrices that utilize observable pricing inputs of similar public securities and Treasury yields as inputs to the fair value measurement.  Depending on the type of security or the daily market activity, standard inputs may be prioritized differently or may not be available for all AFS securities on any given day.  For broker-quoted only securities, non-binding quotes from market makers or broker-dealers are obtained from sources recognized as market participants.  For securities trading in less liquid or illiquid markets with limited or no pricing information, we use unobservable inputs to measure fair value.

The following summarizes our fair valuation methodologies and associated inputs, which are particular to the specified security type and are in addition to the defined standard inputs to our valuation methodologies for all of our AFS securities discussed above:

•	Corporate bonds and U.S. government bonds – We also use Trade Reporting and Compliance EngineTM reported tables for our corporate bonds and vendor trading platform data for our U.S. government bonds.
•

Mortgage- and asset-backed securities (“ABS”) – We also utilize additional inputs, which include new issues data, monthly payment information and monthly collateral performance, including prepayments, severity, delinquencies, step-down features and over collateralization features for each of our mortgage-backed securities (“MBS”), which include collateralized mortgage obligations and

7

mortgage pass through securities backed by residential mortgages (“RMBS”), commercial mortgage-backed securities (“CMBS”), collateralized loan obligations (“CLOs”) and collateralized debt obligations (“CDOs”).

•

State and municipal bonds – We also use additional inputs that include information from the Municipal Securities Rule Making Board, as well as material event notices, new issue data, issuer financial statements and Municipal Market Data benchmark yields for our state and municipal bonds.

•

Hybrid and redeemable preferred and equity securities – We also utilize additional inputs of exchange prices (underlying and common stock of the same issuer) for our hybrid and redeemable preferred and equity securities.

In order to validate the pricing information and broker-dealer quotes, we employ, where possible, procedures that include comparisons with similar observable positions, comparisons with subsequent sales and observations of general market movements for those security classes.  We have policies and procedures in place to review the process that is utilized by our third-party pricing service and the output that is provided to us by the pricing service.  On a periodic basis, we test the pricing for a sample of securities to evaluate the inputs and assumptions used by the pricing service, and we perform a comparison of the pricing service output to an alternative pricing source.  We also evaluate prices provided by our primary pricing service to ensure that they are not stale or unreasonable by reviewing the prices for unusual changes from period to period based on certain parameters or for lack of change from one period to the next.

AFS Securities – Evaluation for Recovery of Amortized Cost

We regularly review our AFS securities for declines in fair value that we determine to be other-than-temporary.  For an equity security, if we do not have the ability and intent to hold the security for a sufficient period of time to allow for a recovery in value, we conclude that an OTTI has occurred and the amortized cost of the equity security is written down to the current fair value, with a corresponding charge to realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).  When assessing our ability and intent to hold the equity security to recovery, we consider, among other things, the severity and duration of the decline in fair value of the equity security as well as the cause of the decline, a fundamental analysis of the liquidity, and business prospects and overall financial condition of the issuer.

For our fixed maturity AFS securities (also referred to as “debt securities”), we generally consider the following to determine whether our debt securities with unrealized losses are other-than-temporarily impaired:

•	The estimated range and average period until recovery;
•	The estimated range and average holding period to maturity;
•	Remaining payment terms of the security;
•	Current delinquencies and nonperforming assets of underlying collateral;
•	Expected future default rates;
•	Collateral value by vintage, geographic region, industry concentration or property type;
•	Subordination levels or other credit enhancements as of the balance sheet date as compared to origination; and
•	Contractual and regulatory cash obligations.

For a debt security, if we intend to sell a security, or it is more likely than not we will be required to sell a debt security before recovery of its amortized cost basis and the fair value of the debt security is below amortized cost, we conclude that an OTTI has occurred and the amortized cost is written down to current fair value, with a corresponding charge to realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).  If we do not intend to sell a debt security, or it is not more likely than not we will be required to sell a debt security before recovery of its amortized cost basis but the present value of the cash flows expected to be collected is less than the amortized cost of the debt security (referred to as the credit loss), we conclude that an OTTI has occurred and the amortized cost is written down to the estimated recovery value with a corresponding charge to realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss), as this amount is deemed the credit portion of the OTTI.  The remainder of the decline to fair value is recorded in other comprehensive income (“OCI”) to unrealized OTTI on AFS securities on our Consolidated Statements of Stockholder’s Equity, as this amount is considered a noncredit (i.e., recoverable) impairment.

When assessing our intent to sell a debt security, or if it is more likely than not we will be required to sell a debt security before recovery of its cost basis, we evaluate facts and circumstances such as, but not limited to, decisions to reposition our security portfolio, sales of securities to meet cash flow needs and sales of securities to capitalize on favorable pricing.  Management considers the following as part of the evaluation:

•	The current economic environment and market conditions;
•	Our business strategy and current business plans;
•	The nature and type of security, including expected maturities and exposure to general credit, liquidity, market and interest rate risk;
•	Our analysis of data from financial models and other internal and industry sources to evaluate the current effectiveness of our hedging and overall risk management strategies;
•

The current and expected timing of contractual maturities of our assets and liabilities, expectations of prepayments on investments and expectations for surrenders and withdrawals of life insurance policies and annuity contracts;

•	The capital risk limits approved by management; and
•	Our current financial condition and liquidity demands.

8

In order to determine the amount of the credit loss for a debt security, we calculate the recovery value by performing a discounted cash flow analysis based on the current cash flows and future cash flows we expect to recover.  The discount rate is the effective interest rate implicit in the underlying debt security.  The effective interest rate is the original yield, or the coupon if the debt security was previously impaired.  See the discussion below for additional information on the methodology and significant inputs, by security type, that we use to determine the amount of a credit loss.

To determine the recovery period of a debt security, we consider the facts and circumstances surrounding the underlying issuer including, but not limited to, the following:

•	Historical and implied volatility of the security;
•	Length of time and extent to which the fair value has been less than amortized cost;
•	Adverse conditions specifically related to the security or to specific conditions in an industry or geographic area;
•	Failure, if any, of the issuer of the security to make scheduled payments; and
•	Recoveries or additional declines in fair value subsequent to the balance sheet date.

In periods subsequent to the recognition of an OTTI, the AFS security is accounted for as if it had been purchased on the measurement date of the OTTI.  Therefore, for the fixed maturity AFS security, the original discount or reduced premium is reflected in net investment income over the contractual term of the investment in a manner that produces a constant effective yield.

To determine recovery value of a corporate bond, CLO or CDO, we perform additional analysis related to the underlying issuer including, but not limited to, the following:

•	Fundamentals of the issuer to determine what we would recover if they were to file bankruptcy versus the price at which the market is trading;
•	Fundamentals of the industry in which the issuer operates;
•

Earnings multiples for the given industry or sector of an industry that the underlying issuer operates within, divided by the outstanding debt to determine an expected recovery value of the security in the case of a liquidation;

•	Expected cash flows of the issuer (e.g., whether the issuer has cash flows in excess of what is required to fund its operations);
•	Expectations regarding defaults and recovery rates;
•	Changes to the rating of the security by a rating agency; and
•	Additional market information (e.g., if there has been a replacement of the corporate debt security).

Each quarter we review the cash flows for the MBS to determine whether or not they are sufficient to provide for the recovery of our amortized cost.  We revise our cash flow projections only for those securities that are at most risk for impairment based on current credit enhancement and trends in the underlying collateral performance.  To determine recovery value of a MBS, we perform additional analysis related to the underlying issuer including, but not limited to, the following:

•	Discounted cash flow analysis based on the current cash flows and future cash flows we expect to recover;
•	Level of creditworthiness of the home equity loans or residential mortgages that back an RMBS or commercial mortgages that back a CMBS;
•	Susceptibility to fair value fluctuations for changes in the interest rate environment;
•	Susceptibility to reinvestment risks, in cases where market yields are lower than the securities’ book yield earned;
•	Susceptibility to reinvestment risks, in cases where market yields are higher than the book yields earned on a security;
•	Expectations of sale of such a security where market yields are higher than the book yields earned on a security; and
•	Susceptibility to variability of prepayments.

When evaluating MBS and mortgage-related ABS, we consider a number of pool-specific factors as well as market level factors when determining whether or not the impairment on the security is temporary or other-than-temporary.  The most important factor is the performance of the underlying collateral in the security and the trends of that performance in the prior periods.  We use this information about the collateral to forecast the timing and rate of mortgage loan defaults, including making projections for loans that are already delinquent and for those loans that are currently performing but may become delinquent in the future.  Other factors used in this analysis include the credit characteristics of borrowers, geographic distribution of underlying loans and timing of liquidations by state.  Once default rates and timing assumptions are determined, we then make assumptions regarding the severity of a default if it were to occur.  Factors that impact the severity assumption include expectations for future home price appreciation or depreciation, loan size, first lien versus second lien, existence of loan level private mortgage insurance, type of occupancy and geographic distribution of loans.  Once default and severity assumptions are determined for the security in question, cash flows for the underlying collateral are projected including expected defaults and prepayments.  These cash flows on the collateral are then translated to cash flows on our tranche based on the cash flow waterfall of the entire capital security structure.  If this analysis indicates the entire principal on a particular security will not be returned, the security is reviewed for OTTI by comparing the expected cash flows to amortized cost.  To the extent that the security has already been impaired or was purchased at a discount, such that the amortized cost of the security is less than or equal to the present value of cash flows expected to be collected, no impairment is required.  Otherwise, if the amortized cost of the security is greater than the present value of the cash flows expected to be collected, and the security was not purchased at a discount greater than the expected principal loss, then impairment is recognized.

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We further monitor the cash flows of all of our AFS securities backed by mortgages on an ongoing basis.  We also perform detailed analysis on all of our subprime, Alt-A, non-agency residential MBS and on a significant percentage of our AFS securities backed by pools of commercial mortgages.  The detailed analysis includes revising projected cash flows by updating the cash flows for actual cash received and applying assumptions with respect to expected defaults, foreclosures and recoveries in the future.  These revised projected cash flows are then compared to the amount of credit enhancement (subordination) in the structure to determine whether the amortized cost of the security is recoverable.  If it is not recoverable, we record an impairment of the security.

Trading Securities

Trading securities consist of fixed maturity and equity securities in designated portfolios, some of which support modified coinsurance (“Modco”) and coinsurance with funds withheld (“CFW”) reinsurance arrangements.  Investment results for the portfolios that support Modco and CFW reinsurance arrangements, including gains and losses from sales, are passed directly to the reinsurers pursuant to contractual terms of the reinsurance arrangements.  Trading securities are carried at fair value, and changes in fair value and changes in the fair value of embedded derivative liabilities associated with the underlying reinsurance arrangements are recorded in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss) as they occur.

Alternative Investments

Alternative investments, which consist primarily of investments in limited partnerships (“LPs”), are included in other investments on our Consolidated Balance Sheets.  We account for our investments in LPs using the equity method to determine the carrying value.  Recognition of alternative investment income is delayed due to the availability of the related financial statements, which are generally obtained from the partnerships’ general partners.  As a result, our venture capital, real estate and oil and gas portfolios are generally on a three-month delay and our hedge funds are on a one-month delay.  In addition, the impact of audit adjustments related to completion of calendar-year financial statement audits of the investees are typically received during the second quarter of each calendar year.  Accordingly, our investment income from alternative investments for any calendar-year period may not include the complete impact of the change in the underlying net assets for the partnership for that calendar-year period.

Payables for Collateral on Investments

When we enter into collateralized financing transactions on our investments, a liability is recorded equal to the cash or non-cash collateral received.  This liability is included within payables for collateral on investments on our Consolidated Balance Sheets.  Income and expenses associated with these transactions are recorded as investment income and investment expenses within net investment income on our Consolidated Statements of Comprehensive Income (Loss).  Changes in payables for collateral on investments are reflected within cash flows from investing activities on our Consolidated Statements of Cash Flows.

Mortgage Loans on Real Estate

Mortgage loans on real estate are carried at unpaid principal balances adjusted for amortization of premiums and accretion of discounts and are net of valuation allowances.  Interest income is accrued on the principal balance of the loan based on the loan’s contractual interest rate.  Premiums and discounts are amortized using the effective yield method over the life of the loan.  Interest income and amortization of premiums and discounts are reported in net investment income on our Consolidated Statements of Comprehensive Income (Loss) along with mortgage loan fees, which are recorded as they are incurred.

Our commercial loan portfolio is comprised of long-term loans secured by existing commercial real estate.  As such, it does not exhibit risk characteristics unique to mezzanine, construction, residential, agricultural, land or other types of real estate loans.  We believe all of the loans in our portfolio share three primary risks:  borrower creditworthiness; sustainability of the cash flow of the property; and market risk; therefore, our methods for monitoring and assessing credit risk are consistent for our entire portfolio.  Loans are considered impaired when it is probable that, based upon current information and events, we will be unable to collect all amounts due under the contractual terms of the loan agreement.  When we determine that a loan is impaired, a valuation allowance is established for the excess carrying value of the loan over its estimated value.  The loan’s estimated value is based on:  the present value of expected future cash flows discounted at the loan’s effective interest rate; the loan’s observable market price; or the fair value of the loan’s collateral.  Valuation allowances are maintained at a level we believe is adequate to absorb estimated probable credit losses of each specific loan.  Our periodic evaluation of the adequacy of the allowance for losses is based on our past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay (including the timing of future payments), the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.  Trends in market vacancy and rental rates are incorporated into the analysis that we perform for monitored loans and may contribute to the establishment of (or an increase or decrease in) an allowance for credit losses.  In addition, we review each loan individually in our commercial mortgage loan portfolio on an annual basis to identify emerging risks.  We focus on properties that experienced a reduction in debt-service coverage or that have significant exposure to tenants with deteriorating credit profiles.  Where warranted, we establish or increase loss reserves for a specific loan based upon this analysis.  Our process for determining past due or delinquency status begins when a payment date is missed, at which time the borrower is contacted.  After the grace period expiration that may last up to 10 days, we send a default notice.  The default notice generally provides a short time period to cure the default.  Our policy is to report loans that are 60 or more days past due, which equates to two or more payments missed, as delinquent.  We do not accrue interest on loans 90 days past due, and any interest received on these loans is either applied to the principal or recorded in net investment income on our Consolidated Statements of Comprehensive Income (Loss) when received, depending on the assessment of the collectability of the loan.  We resume accruing interest

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once a loan complies with all of its original terms or restructured terms.  Mortgage loans deemed uncollectable are charged against the allowance for losses, and subsequent recoveries, if any, are credited to the allowance for losses.  All mortgage loans that are impaired have an established allowance for credit losses.  Changes in valuation allowances are reported in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).

We measure and assess the credit quality of our mortgage loans by using loan-to-value and debt-service coverage ratios.  The loan-to-value ratio compares the principal amount of the loan to the fair value at origination of the underlying property collateralizing the loan and is commonly expressed as a percentage.  Loan-to-value ratios greater than 100% indicate that the principal amount is greater than the collateral value.  Therefore, all else being equal, a lower loan-to-value ratio generally indicates a higher quality loan.  The debt-service coverage ratio compares a property’s net operating income to its debt-service payments.  Debt-service coverage ratios of less than 1.0 indicate that property operations do not generate enough income to cover its current debt payments.  Therefore, all else being equal, a higher debt-service coverage ratio generally indicates a higher quality loan.

Policy Loans

Policy loans represent loans we issue to contract holders that use the cash surrender value of their life insurance policy as collateral.  Policy loans are carried at unpaid principal balances.

Real Estate

Real estate includes both real estate held for the production of income and real estate held-for-sale.  Real estate held for the production of income is carried at cost less accumulated depreciation.  Depreciation is calculated on a straight-line basis over the estimated useful life of the asset.  We periodically review properties held for the production of income for impairment.  Properties whose carrying values are greater than their projected undiscounted cash flows are written down to estimated fair value, with impairment losses reported in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).  The estimated fair value of real estate is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks.  Real estate classified as held-for-sale is stated at the lower of depreciated cost or fair value less expected disposition costs at the time classified as held-for-sale.  Real estate is not depreciated while it is classified as held-for-sale.  Also, valuation allowances for losses are established, as appropriate, for real estate held-for-sale and any changes to the valuation allowances are reported in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).  Real estate acquired through foreclosure proceedings is recorded at fair value at the settlement date.

Derivative Instruments

We hedge certain portions of our exposure to interest rate risk, foreign currency exchange risk, equity market risk and credit risk by entering into derivative transactions.  All of our derivative instruments are recognized as either assets or liabilities on our Consolidated Balance Sheets at estimated fair value.  We categorized derivatives into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique as discussed above in “Fair Value Measurement.”  The accounting for changes in the estimated fair value of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship, and further, on the type of hedging relationship.  For those derivative instruments that are designated and qualify as hedging instruments, we designate the hedging instrument based upon the exposure being hedged:  as a cash flow hedge or a fair value hedge.

For derivative instruments that are designated and qualify as a cash flow hedge, the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into net income in the same period or periods during which the hedged transaction affects net income.  The remaining gain or loss on the derivative instrument in excess of the cumulative change in the present value of designated future cash flows of the hedged item (hedge ineffectiveness), if any, is recognized in net income during the period of change.  For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative instrument, as well as the offsetting gain or loss on the hedged item attributable to the hedged risk are recognized in net income during the period of change in estimated fair values.  For derivative instruments not designated as hedging instruments, but that are economic hedges, the gain or loss is recognized in net income.

We purchase and issue financial instruments and products that contain embedded derivative instruments.  When it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes.  The embedded derivative is carried at fair value with changes in fair value recognized in net income during the period of change.

We employ several different methods for determining the fair value of our derivative instruments.  The fair value of our derivative contracts are measured based on current settlement values, which are based on quoted market prices, industry standard models that are commercially available and broker quotes.  These techniques project cash flows of the derivatives using current and implied future market conditions.  We calculate the present value of the cash flows to measure the current fair market value of the derivative.

Cash and Invested Cash

Cash and invested cash is carried at cost and includes all highly liquid debt instruments purchased with an original maturity of three months or less.

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DAC, VOBA, DSI and DFEL

Acquisition costs directly related to successful contract acquisitions or renewals of universal life insurance (“UL”), variable universal life insurance (“VUL”), traditional life insurance, annuities and other investment contracts have been deferred (i.e., DAC) to the extent recoverable.  VOBA is an intangible asset that reflects the estimated fair value of in-force contracts in a life insurance company acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the business in force at the acquisition date.  Bonus credits and excess interest for dollar cost averaging contracts are considered DSI.  Contract sales charges that are collected in the early years of an insurance contract are deferred (i.e., DFEL), and the unamortized balance is reported in other contract holder funds on our Consolidated Balance Sheets.

Both DAC and VOBA amortization, excluding amounts reported in realized gain (loss), is reported within commissions and other expenses on our Consolidated Statements of Comprehensive Income (Loss).  DSI amortization, excluding amounts reported in realized gain (loss), is reported in interest credited on our Consolidated Statements of Comprehensive Income (Loss).  The amortization of DFEL, excluding amounts reported in realized gain (loss), is reported within fee income on our Consolidated Statements of Comprehensive Income (Loss).  The methodology for determining the amortization of DAC, VOBA, DSI and DFEL varies by product type.  For all insurance contracts, amortization is based on assumptions consistent with those used in the development of the underlying contract adjusted for emerging experience and expected trends.

Acquisition costs for UL and VUL insurance and investment-type products, which include fixed and variable deferred annuities, are generally amortized over the lives of the policies in relation to the incidence of estimated gross profits (“EGPs”) from surrender charges, investment, mortality net of reinsurance ceded and expense margins and actual realized gain (loss) on investments.  Contract lives for UL and VUL policies are estimated to be 30 to 40 years based on the expected lives of the contracts.  Contract lives for fixed and variable deferred annuities are generally between 15 and 30 years, while some of our fixed multi-year guarantee products have amortization periods equal to the guarantee period.  The front-end load annuity product has an assumed life of 25 years.  Longer lives are assigned to those blocks that have demonstrated favorable lapse experience.

Acquisition costs for all traditional contracts, including traditional life insurance contracts, such as individual whole life, group business and term life insurance, are amortized over the expected premium-paying period that generally results in amortization less than 30 years.  Acquisition costs are either amortized on a straight-line basis or as a level percent of premium of the related policies depending on the block of business.  There is currently no DAC, VOBA, DSI or DFEL balance or related amortization for fixed and variable payout annuities.

We account for modifications of insurance contracts that result in a substantially unchanged contract as a continuation of the replaced contract.  We account for modifications of insurance contracts that result in a substantially changed contract as an extinguishment of the replaced contract.

The carrying amounts of DAC, VOBA, DSI and DFEL are adjusted for the effects of realized and unrealized gains and losses on securities classified as AFS and certain derivatives and embedded derivatives.  Amortization expense of DAC, VOBA, DSI and DFEL reflects an assumption for an expected level of credit-related investment losses.  When actual credit-related investment losses are realized, we recognize a true-up to our DAC, VOBA, DSI and DFEL amortization within realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss) reflecting the incremental effect of actual versus expected credit-related investment losses.  These actual to expected amortization adjustments can create volatility from period to period in realized gain (loss).

During the third quarter of each year, we conduct our annual comprehensive review of the assumptions and the projection models used for our estimates of future gross profits underlying the amortization of DAC, VOBA, DSI and DFEL and the calculations of the embedded derivatives and reserves for life insurance and annuity products.  These assumptions include, but are not limited to, capital markets, investment margins, mortality, retention, rider utilization and maintenance expenses (costs associated with maintaining records relating to insurance and individual and group annuity contracts, and with the processing of premium collections, deposits, withdrawals and commissions).  Based on our review, the cumulative balances of DAC, VOBA, DSI and DFEL included on our Consolidated Balance Sheets are adjusted with an offsetting benefit or charge to revenue or amortization expense to reflect such change related to our expectations of future EGPs (“unlocking”).  We may have unlocking in other quarters as we become aware of information that warrants updating assumptions outside of our annual comprehensive review.  We may also identify and implement actuarial modeling refinements that result in increases or decreases to the carrying values of DAC, VOBA, DSI, DFEL, embedded derivatives and reserves for life insurance and annuity products with living benefit and death benefit guarantees.

DAC, VOBA, DSI and DFEL are reviewed to ensure that the unamortized portion does not exceed the expected recoverable amounts.

Reinsurance

We enter into reinsurance agreements with other companies in the normal course of business.  Assets and liabilities and premiums and benefits from certain reinsurance contracts that grant statutory surplus relief provided by or to other insurance companies are netted on our Consolidated Balance Sheets and Consolidated Statements of Comprehensive Income (Loss), respectively, because there is a right of offset.  All other reinsurance agreements are reported on a gross basis on our Consolidated Balance Sheets as an asset for amounts recoverable from reinsurers or as a component of other liabilities for amounts, such as premiums, owed to the reinsurers, with the exception of Modco agreements for which the right of offset also exists.  Reinsurance premiums and benefits paid or provided are

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accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.  Premiums, benefits and DAC are reported net of insurance ceded.

Goodwill

We recognize the excess of the purchase price, plus the fair value of any noncontrolling interest in the acquiree, over the fair value of identifiable net assets acquired as goodwill.  Goodwill is not amortized, but is reviewed for impairment annually as of October 1 and more frequently if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value.  Prior to October 1, 2017, we performed a two-step test in our evaluation of the carrying value of goodwill for each of our reporting units.  In Step 1 of the evaluation, if the fair value estimate of the reporting unit was greater than the carrying value, then the carrying value of the reporting unit was deemed to be recoverable, and Step 2 was not required.  If the fair value estimate was less than the carrying value, we applied Step 2 to determine the implied fair value of goodwill for the reporting unit.  If the implied fair value of the reporting unit’s goodwill was lower than its carrying amount, goodwill was impaired and written down to its fair value.

Effective with our early adoption of new accounting guidance for goodwill impairment during the fourth quarter of 2017, as discussed in Note 2, we perform a quantitative goodwill impairment test where the fair value of the reporting unit is determined and compared to the carrying value of the reporting unit.  If the fair value of the reporting unit is greater than the reporting unit’s carrying value, then the carrying value of the reporting unit is deemed to be recoverable.  If the carrying value of the reporting unit is greater than the reporting unit’s fair value, goodwill is impaired and written down to the reporting unit’s fair value; and a charge is reported in impairment of intangibles on our Consolidated Statements of Comprehensive Income (Loss).  The results of one goodwill impairment test on one reporting unit cannot subsidize the results of another reporting unit.

Other Assets and Other Liabilities

Other assets consist primarily of DSI, specifically identifiable intangible assets, property and equipment owned by the Company, balances associated with corporate-owned and bank-owned life insurance, certain reinsurance assets, receivables resulting from sales of securities that had not yet settled as of the balance sheet date, debt issuance costs associated with line-of-credit arrangements, assets under capital leases, guaranteed living benefit (“GLB”) reserves embedded derivatives, other prepaid expenses and deferred losses on business sold through reinsurance.  Other liabilities consist primarily of current and deferred taxes, pension and other employee benefit liabilities, derivative instrument liabilities, certain reinsurance payables, payables resulting from purchases of securities that had not yet settled as of the balance sheet date, interest on borrowed funds, obligations under capital leases and other accrued expenses.

Other assets and other liabilities on our Consolidated Balance Sheets include GLB features and remaining guaranteed interest and similar contracts that are carried at fair value, which may be reported in either other assets or other liabilities.  The fair value of these items represents approximate exit price including an estimate for our NPR.  Certain of these features have elements of both insurance benefits and embedded derivatives.  Through our hybrid accounting approach, for reserve calculation purposes we assign product cash flows to the embedded derivative or insurance portion of the reserves based on the life-contingent nature of the benefits.  We classify these GLB reserves embedded derivatives in Level 3 within the hierarchy levels described above in “Fair Value Measurement.”  We report the insurance portion of the reserves in future contract benefits.

The carrying values of specifically identifiable intangible assets are reviewed at least annually for indicators of impairment in value that are other-than-temporary, including unexpected or adverse changes in the following:  the economic or competitive environments in which the company operates; profitability analyses; cash flow analyses; and the fair value of the relevant business operation.  If there was an indication of impairment, then the discounted cash flow method would be used to measure the impairment, and the carrying value would be adjusted as necessary and reported in impairment of intangibles on our Consolidated Statements of Comprehensive Income (Loss).  Sales force intangibles are attributable to the value of the new business distribution system acquired through business combinations.  These assets are amortized on a straight-line basis over their useful life of 25 years.

Property and equipment owned for company use is carried at cost less allowances for depreciation.  Provisions for depreciation of investment real estate and property and equipment owned for company use are computed principally on the straight-line method over the estimated useful lives of the assets, which include buildings, computer hardware and software and other property and equipment.  Certain assets on our Consolidated Balance Sheets are related to capital leases.  These assets under capital leases are depreciated in a manner consistent with our current depreciation policy for owned assets.  We periodically review the carrying value of our long-lived assets, including property and equipment, for impairment whenever events or circumstances indicate that the carrying amount of such assets may not be fully recoverable.  For long-lived assets to be held and used, impairments are recognized when the carrying amount of a long-lived asset is not recoverable and exceeds its fair value.  The carrying amount of a long-lived asset is not recoverable if it exceeds the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the asset.  An impairment loss is measured as the amount by which the carrying amount of a long-lived asset exceeds its fair value.

Long-lived assets to be disposed of by abandonment or in an exchange for a similar productive long-lived asset are classified as held-for-use until they are disposed.  Long-lived assets to be sold are classified as held-for-sale and are no longer depreciated.  Certain criteria have to be met in order for the long-lived asset to be classified as held-for-sale, including that a sale is probable and expected to occur within one year.  Long-lived assets classified as held-for-sale are recorded at the lower of their carrying amount or fair value less cost to sell.

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We completed reinsurance transactions in 2012 and 2014 whereby we ceded closed blocks of UL contracts with secondary guarantees to Lincoln National Reinsurance Company (Barbados) Limited (“LNBAR”), a wholly-owned subsidiary of LNC.  We are recognizing the losses related to these transactions over a period of 30 years.

Separate Account Assets and Liabilities

We maintain separate account assets, which are reported at fair value.  The related liabilities are reported at an amount equivalent to the separate account assets.  Investment risks associated with market value changes are borne by the contract holders, except to the extent of minimum guarantees made by the Company with respect to certain accounts.

We issue variable annuity contracts through our separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder (traditional variable annuities).  We also issue variable annuity and life contracts through separate accounts that may include various types of guaranteed death benefit (“GDB”), guaranteed withdrawal benefit (“GWB”) and guaranteed income benefit (“GIB”) features.  The GDB features include those where we contractually guarantee to the contract holder either:  return of no less than total deposits made to the contract less any partial withdrawals (“return of net deposits”); total deposits made to the contract less any partial withdrawals plus a minimum return (“minimum return”); or the highest contract value on any contract anniversary date through age 80.  The highest contract value is increased by purchase payments and is decreased by withdrawals subsequent to that anniversary date in the same proportion that withdrawals reduce the contract value.

As discussed in Note 6, certain features of these guarantees are accounted for as embedded derivative reserves, whereas other guarantees are accounted for as benefit reserves.  Other guarantees contain characteristics of both and are accounted for under an approach that calculates the value of the embedded derivative reserve and the benefit reserve based on the specific characteristics of each GLB feature.  We use derivative instruments to hedge our exposure to the risks and earnings volatility that result from the embedded derivatives for living benefits in certain of our variable annuity products.  The change in fair value of these instruments tends to move in the opposite direction of the change in the value of the associated reserves.  The net impact of these changes is reported as a component of realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).

The “market consistent scenarios” used in the determination of the fair value of the GLB liability are similar to those used by an investment bank to value derivatives for which the pricing is not transparent and the aftermarket is nonexistent or illiquid.  We use risk-neutral Monte Carlo simulations in our calculation to value the entire block of guarantees, which involve 100 unique scenarios per policy or approximately 49 million scenarios.  The market consistent scenario assumptions, as of each valuation date, are those we view to be appropriate for a hypothetical market participant.  The market consistent inputs include, but are not limited to, assumptions for capital markets (e.g., implied volatilities, correlation among indices, risk-free swap curve, etc.), policyholder behavior (e.g., policy lapse, rider utilization, etc.), mortality, risk margins, maintenance expenses and a margin for profit.  We believe these assumptions are consistent with those that would be used by a market participant; however, as the related markets develop we will continue to reassess our assumptions.  It is possible that different valuation techniques and assumptions could produce a materially different estimate of fair value.

Future Contract Benefits and Other Contract Holder Funds

Future contract benefits represent liability reserves that we have established and carry based on estimates of how much we will need to pay for future benefits and claims.  Other contract holder funds represent liabilities for fixed account values, including the fixed portion of variable, dividends payable, premium deposit funds, undistributed earnings on participating business and other contract holder funds as well the carrying value of DFEL discussed above.

The liabilities for future contract benefits and claim reserves for UL and VUL insurance policies consist of contract account balances that accrue to the benefit of the contract holders, excluding surrender charges.  The liabilities for future insurance contract benefits and claim reserves for traditional life policies are computed using assumptions for investment yields, mortality and withdrawals based principally on generally accepted actuarial methods and assumptions at the time of contract issue.  Investment yield assumptions for traditional direct individual life reserves for all contracts range from 2.25% to 7.75% depending on the time of contract issue.  The investment yield assumptions for immediate and deferred paid-up annuities range from 1.25% to 12.75%.  These investment yield assumptions are intended to represent an estimation of the interest rate experience for the period that these contract benefits are payable.

The liabilities for future claim reserves for variable annuity products containing GDB features are calculated by estimating the present value of total expected benefit payments over the life of the contract from inception divided by the present value of total expected assessments over the life of the contract (“benefit ratio”) multiplied by the cumulative assessments recorded from the contract inception through the balance sheet date less the cumulative GDB payments plus interest on the liability.  The change in the liability for a period is the benefit ratio multiplied by the assessments recorded for the period less GDB claims paid in the period plus interest.  As experience or assumption changes result in a change in expected benefit payments or assessments, the benefit ratio is unlocked, that is, recalculated using the updated expected benefit payments and assessments over the life of the contract since inception.  The revised benefit ratio is then applied to the liability calculation described above, with the resulting change in liability reported in benefits on our Consolidated Statements of Comprehensive Income (Loss).

With respect to our future contract benefits and other contract holder funds, we continually review overall reserve position, reserving techniques and reinsurance arrangements.  As experience develops and new information becomes known, liabilities are adjusted as deemed necessary.  The effects of changes in estimates are included in the operating results for the period in which such changes occur.

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The business written or assumed by us includes participating life insurance contracts, under which the contract holder is entitled to share in the earnings of such contracts via receipt of dividends.  The dividend scale for participating policies is reviewed annually and may be adjusted to reflect recent experience and future expectations.  As of December 31, 2017 and 2016, participating policies comprised less than 1% of the face amount of business in force, and dividend expenses were $57 million, $59 million and $67 million for the years ended December 31, 2017,  2016 and 2015, respectively.

Liabilities for the secondary guarantees on UL-type products are calculated by multiplying the benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date less the cumulative secondary guarantee benefit payments plus interest.  If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes in a manner similar to the unlocking of DAC, VOBA, DFEL and DSI.  The accounting for secondary guarantee benefits impacts, and is impacted by, EGPs used to calculate amortization of DAC, VOBA, DFEL and DSI.

Certain of our variable annuity contracts reported within future contract benefits contain GLB reserves embedded derivatives, a portion of which may be reported in either other assets or other liabilities, and include guaranteed interest and similar contracts, that are carried at fair value on our Consolidated Balance Sheets, which represents approximate exit price including an estimate for our NPR.  Certain of these features have elements of both insurance benefits and embedded derivatives.  Through our hybrid accounting approach, for reserve calculation purposes we assign product cash flows to the embedded derivative or insurance portion of the reserves based on the life-contingent nature of the benefits.  We classify these GLB reserves embedded derivatives items in Level 3 within the hierarchy levels described above in “Fair Value Measurement.”  We report the insurance portion of the reserves in future contract benefits.

The fair value of our indexed annuity contracts is based on their approximate surrender values.

Borrowed Funds

LNL’s short-term borrowings are defined as borrowings with contractual or expected maturities of one year or less.  Long-term borrowings have contractual or expected maturities greater than one year.

Deferred Gain on Business Sold Through Reinsurance

Our reinsurance operations were acquired by Swiss Re Life & Health America, Inc. (“Swiss Re”) in December 2001 through a series of indemnity reinsurance transactions.  We recognized the gain related to these transactions over the period over which the majority of the earnings were expected to emerge, and the deferred gain was fully amortized in 2017.

We completed a reinsurance transaction in 2009 whereby we assumed a closed block of term contracts from First Penn-Pacific Life Insurance Company, a wholly-owned subsidiary of LNC.  We are recognizing the gain related to this transaction over a period of 15 years.

We completed reinsurance transactions in 2012 and 2013 whereby we ceded a closed block of UL contracts with secondary guarantees to LNBAR.  We are recognizing the gains related to these transactions over a period of 30 years.

Contingencies and Commitments

Contingencies arising from environmental remediation costs, regulatory judgments, claims, assessments, guarantees, litigation, recourse reserves, fines, penalties and other sources are recorded when deemed probable and reasonably estimable.

Fee Income

Fee income for investment and interest-sensitive life insurance contracts consist of asset-based fees, cost of insurance charges, percent of premium charges, contract administration charges and surrender charges that are assessed against contract holder account balances.  Investment products consist primarily of individual and group variable and fixed deferred annuities.  Interest-sensitive life insurance products include UL insurance, VUL insurance and other interest-sensitive life insurance policies.  These products include life insurance sold to individuals, corporate-owned life insurance and bank-owned life insurance.

In bifurcating the embedded derivative of our GLB features on our variable annuity products, we attribute to the embedded derivative the portion of total fees collected from the contract holder that relate to the GLB riders (the “attributed fees”), which are not reported within fee income on our Consolidated Statements of Comprehensive Income (Loss).  These attributed fees represent the present value of future claims expected to be paid for the GLB at the inception of the contract plus a margin that a theoretical market participant would include for risk/profit and are reported within realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).

The timing of revenue recognition as it relates to fees assessed on investment contracts is determined based on the nature of such fees.  Asset-based fees, cost of insurance and contract administration charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned.  Percent of premium charges are assessed at the time of premium payment and recognized as revenue when assessed and earned.  Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited.  Surrender charges are recognized upon surrender of a contract by the contract holder in accordance with contractual terms.

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For investment and interest-sensitive life insurance contracts, the amounts collected from contract holders are considered deposits and are not included in revenue.

Insurance Premiums

Our insurance premiums for traditional life insurance and group insurance products are recognized as revenue when due from the contract holder.  Our traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies.  Our group non-medical insurance products consist primarily of term life, disability and dental.

Net Investment Income

Dividends and interest income, recorded in net investment income, are recognized when earned.  Amortization of premiums and accretion of discounts on investments in debt securities are reflected in net investment income over the contractual terms of the investments in a manner that produces a constant effective yield.

For CLOs and MBS, included in the trading and AFS fixed maturity securities portfolios, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities.  When actual prepayments differ significantly from originally anticipated prepayments, the retrospective effective yield is recalculated to reflect actual payments to date and a catch up adjustment is recorded in the current period.  In addition, the new effective yield, which reflects anticipated future payments, is used prospectively.  Any adjustments resulting from changes in effective yield are reflected in net investment income on our Consolidated Statements of Comprehensive Income (Loss).

Realized Gain (Loss)

Realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss) includes realized gains and losses from the sale of investments, write-downs for OTTI of investments, certain derivative and embedded derivative gains and losses, gains and losses on the sale of subsidiaries and businesses and net gains and losses on reinsurance embedded derivatives and trading securities.  Realized gains and losses on the sale of investments are determined using the specific identification method.  Realized gain (loss) is recognized in net income, net of associated amortization of DAC, VOBA, DSI and DFEL.  Realized gain (loss) is also net of allocations of investment gains and losses to certain contract holders and certain funds withheld on reinsurance arrangements for which we have a contractual obligation.

Other Revenues

Other revenues consists primarily of fees attributable to broker-dealer services recorded as earned at the time of sale, changes in the market value of our seed capital investments, proceeds from reinsurance recaptures and communications sales recognized as earned, net of agency and representative commissions.

Interest Credited

Interest credited includes interest credited to contract holder account balances.  Interest crediting rates associated with funds invested in our general account during 2015 through 2017 ranged from 1% to 10%.

Benefits

Benefits for UL and other interest-sensitive life insurance products include benefit claims incurred during the period in excess of contract account balances.  Benefits also include the change in reserves for life insurance products with secondary guarantee benefits, annuity products with guaranteed death and living benefits and certain annuities with life contingencies.  For traditional life, group health and disability income products, benefits are recognized when incurred in a manner consistent with the related premium recognition policies.

Strategic Digitization Expense

Strategic digitization expense consists primarily of costs related to our enterprise-wide digitization initiative.

Pension and Other Postretirement Benefit Plans

Pursuant to the accounting rules for our obligations to employees and agents under our various pension and other postretirement benefit plans, we are required to make a number of assumptions to estimate related liabilities and expenses.  The mortality assumption is based on actual and anticipated plan experience, determined using acceptable actuarial methods.  We use assumptions for the weighted-average discount rate and expected return on plan assets to estimate pension expense.  The discount rate assumptions are determined using an analysis of current market information and the projected benefit flows associated with these plans.  The expected long-term rate of return on plan assets is based on historical and projected future rates of return on the funds invested in the plan.  The calculation of our accumulated postretirement benefit obligation also uses an assumption of weighted-average annual rate of increase in the per capita cost of covered benefits, which reflects a health care cost trend rate.

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Stock-Based Compensation

In general, we expense the fair value of stock awards included in our incentive compensation plans.  As of the date LNC’s Board of Directors approves stock awards, the fair value of stock options is determined using a Black-Scholes options valuation methodology, and the fair value of other stock awards is based upon the market value of the stock.  The fair value of the awards is expensed over the performance or service period, which generally corresponds to the vesting period, and is recognized as an increase to common stock in stockholder’s equity.  We apply an estimated forfeiture rate to our accrual of compensation cost. We classify certain stock awards as liabilities.  For these awards, the settlement value is classified as a liability on our Consolidated Balance Sheets, and the liability is marked-to-market through net income at the end of each reporting period.  Stock-based compensation expense is reflected in commissions and other expenses on our Consolidated Statements of Comprehensive Income (Loss).

Interest and Debt Expense

Interest expense on our short-term and long-term debt is recognized as due and any associated premiums, discounts and costs are amortized (accreted) over the term of the related borrowing utilizing the effective interest method.  In addition, gains or losses related to certain derivative instruments associated with debt are recognized in interest and debt expense during the period of the change.

Income Taxes

We file a U.S.  consolidated income tax return with LNC and its eligible subsidiaries.  Ineligible subsidiaries file separate individual corporate tax returns.  Deferred income taxes are recognized, based on enacted rates, when assets and liabilities have different values for financial statement and tax reporting purposes.  A valuation allowance is recorded to the extent required.  Considerable judgment and the use of estimates are required in determining whether a valuation allowance is necessary and, if so, the amount of such valuation allowance.  In evaluating the need for a valuation allowance, we consider many factors, including:  the nature and character of the deferred tax assets and liabilities; taxable income in prior carryback years; future reversals of temporary differences; the length of time carryovers can be utilized; and any tax planning strategies we would employ to avoid a tax benefit from expiring unused.

Discontinued Operations

The results of operations of a component of the Company that either has been disposed of or is classified as held-for-sale are reported in income (loss) from discontinued operations, net of federal income taxes, if the disposal represents a strategic shift that has, or will have, a major effect on our consolidated financial condition and results of operations.

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2.  New Accounting Standards

Adoption of New Accounting Standards

The following table provides a description of our adoption of new Accounting Standards Updates (“ASUs”) issued by the FASB and the impact of the adoption on our financial statements:

Standard	Description	Date of Adoption	Effect on Financial Statements or Other Significant Matters
ASU 2016-09, Improvements to Employee Share-Based Payment Accounting

These amendments require all income tax effects of awards to be recognized in the income statement when the awards vest or are settled rather than through additional paid-in capital in the equity section of the balance sheet.  The amendments also permit an employer to repurchase an employee’s shares at the maximum statutory tax rate in the employee’s applicable jurisdiction for tax withholding purposes without triggering liability accounting.  Finally, the amendments permit entities to make a one-time accounting policy election to account for forfeitures as they occur.  Specific adoption methods depend on the issue being adopted and range from prospective to retrospective adoption.  Early adoption is permitted; however, all amendments must be adopted in the same period.  If an entity early adopts the amendments in an interim period, any adjustments should be reflected as of the beginning of the fiscal year that includes that interim period.

		Early adopted as of October 1, 2016	We recognized an income tax benefit of $4 million in federal income tax expense (benefit) in our Consolidated Statements of Comprehensive Income (Loss) for the year ended December 31, 2016.
ASU 2016-05, Effect of Derivative Contract Novations on Existing Hedge Accounting Relationships

The amendments clarify that a change in the counterparty to a derivative instrument identified in a hedging relationship in and of itself does not require dedesignation of that hedging relationship provided that all other hedge accounting criteria continue to be met.  We adopted the guidance in this ASU prospectively.

		January 1, 2017	The adoption of this ASU did not have an effect on our consolidated financial condition or results of operations.
ASU 2016-06, Contingent Put and Call Options in Debt Instruments

The amendments clarify the requirements for assessing whether contingent call and put options that can accelerate the payment of principal on debt instruments are clearly and closely related to their debt hosts.  Upon adoption of this ASU, entities will be required to assess embedded call and put options solely in accordance with the four-step decision sequence that was developed by the FASB Derivatives Implementation Group.  We adopted this ASU using a modified retrospective basis applied to existing debt instruments.

		January 1, 2017	The adoption of this ASU did not have an effect on our consolidated financial condition or results of operations.
ASU 2017-04, Simplifying the Test for Goodwill Impairment

These amendments eliminate the requirement in current GAAP to perform Step 2 of the goodwill impairment test in favor of only applying a quantitative test (referred to in previous guidance as Step 1).  As part of the quantitative test, the fair value of the reporting unit is compared with its carrying value, and an impairment charge is recognized when the carrying value exceeds the reporting unit’s fair value.  An entity still has the option to first perform a qualitative assessment of an individual reporting unit to determine if the quantitative assessment is necessary.  ASU 2017-04 should be adopted prospectively, and early adoption is permitted on impairment testing dates after January 1, 2017.

Early adopted as of our October 1, 2017 goodwill impairment measurement date. There were no impairment indicators during the first three quarters of 2017.

We recognized a goodwill impairment of $905 million during the fourth quarter of 2017 related to our Life Insurance segment reported in the impairment of intangibles line item on our Consolidated Statements of Comprehensive Income (Loss).  For more information regarding our goodwill impairment, see Note 10.

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Future Adoption of New Accounting Standards

The following table provides a description of future adoptions of new accounting standards that may have an impact on our financial statements when adopted:

Standard	Description	Projected Date of Adoption	Effect on Financial Statements or Other Significant Matters
ASU 2014-09, Revenue from Contracts with Customers

This standard establishes the core principle of recognizing revenue to depict the transfer of promised goods and services.  The amendments define a five-step process that systematically identifies the various components of the revenue recognition process, culminating with the recognition of revenue upon satisfaction of an entity’s performance obligation.  Although these amendments will supersede nearly all existing revenue recognition guidance under GAAP, ASU 2014-09 will not amend the accounting for insurance and investment contracts recognized in accordance with ASC Topic 944, Financial Services – Insurance, leases, financial instruments and guarantees.  Retrospective, or modified retrospective, application is required.

January 1, 2018

Our revenue within the scope of this standard primarily includes commissions and advisory fees earned by our broker dealer operation.  We will adopt this ASU using the modified retrospective method.  The adoption of ASU 2014-09 will not have a material impact on our consolidated financial condition or results of operations.

ASU 2016-01, Recognition and Measurement of Financial Assets and Financial Liabilities

These amendments require, among other things, the fair value measurement of investments in equity securities and certain other ownership interests that do not result in consolidation and are not accounted for under the equity method of accounting.  The change in fair value of the impacted investments in equity securities must be recognized in net income in the period of the change in fair value.  In addition, the amendments include certain enhancements to the presentation and disclosure requirements for financial assets and financial liabilities.  Early adoption of the ASU is generally not permitted, except as defined in the ASU.  The amendments will be adopted in the financial statements through a cumulative-effect adjustment to the beginning balance of retained earnings in the period of adoption.  Financial statement disclosures will be updated prospectively.

January 1, 2018

The current carrying value of our equity securities within the scope of ASU 2016-01 is $110 million. Upon adoption, we will prospectively recognize the change in fair value of these equity securities in current period earnings. The cumulative effective adjustment of adopting ASU 2016-01 will not have a material impact on our consolidated financial condition.

ASU 2016-02, Leases

This standard establishes a new accounting model for leases.  Lessees will recognize most leases on the balance sheet as a right-of-use asset and a related lease liability.  The lease liability is measured as the present value of the lease payments over the lease term with the right-of-use asset measured at the lease liability amount and including adjustments for certain lease incentives and initial direct costs.  Lease expense recognition will continue to differentiate between finance leases and operating leases resulting in a similar pattern of lease expense recognition as under current GAAP.  This ASU permits a modified retrospective adoption approach that includes a number of optional practical expedients that entities may elect upon adoption.  Early adoption is permitted.

January 1, 2019

We continue to gather information to determine our leases that are within the scope of this standard. We do not expect there to be a significant difference in our pattern of lease expense recognition under this ASU.

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Standard	Description	Projected Date of Adoption	Effect on Financial Statements or Other Significant Matters
ASU 2016-08, Principal versus Agent Considerations (Reporting Revenue Gross versus Net)

These amendments clarify the implementation guidance on principal versus agent considerations in ASU 2014-09, including how an entity should identify the unit of accounting for the principal versus agent evaluation.  In addition, the amendments clarify how to apply the control principle to certain types of arrangements, such as service transactions, by explaining what a principal controls before the good or service is transferred to the customer.  Transition requirements are consistent with ASU 2014-09.

		January 1, 2018	See comments under ASU 2014-09 for more information.
ASU 2016-10, Identifying Performance Obligations and Licensing

These amendments clarify, among other things, the accounting guidance in ASU 2014-09 regarding how an entity will determine whether promised goods or services are separately identifiable, which is an important consideration in determining whether to account for goods or services as a separate performance obligation.   Transition requirements are consistent with ASU 2014-09.

		January 1, 2018	See comments under ASU 2014-09 for more information.
ASU 2016-12, Narrow Scope Improvements and Practical Expedients

The standard update amends the revenue recognition guidance in ASU 2014-09 related to transition, collectability, noncash consideration and the presentation of sales and other similar taxes. The amendments clarify that, for a contract to be considered completed at transition, substantially all of the revenue must have been recognized under current GAAP.  The amendments also clarify how an entity should evaluate the collectability threshold and when an entity can recognize nonrefundable consideration received as revenue if an arrangement does not meet the standard’s contract criteria.  Transition requirements are consistent with ASU 2014-09.

		January 1, 2018	See comments under ASU 2014-09 for more information.
ASU 2016-13, Measurement of Credit Losses on Financial Instruments

These amendments adopt a new model to measure and recognize credit losses for most financial assets.  The method used to measure estimated credit losses for AFS debt securities will be unchanged from current GAAP; however, the amendments require credit losses to be recognized through an allowance rather than as a reduction to the amortized cost of those debt securities.  The amendments will permit entities to recognize improvements in credit loss estimates on AFS debt securities by reducing the allowance account immediately through earnings.  The amendments will be adopted through a cumulative effect adjustment to the beginning balance of retained earnings as of the first reporting period in which the amendments are effective.  Early adoption is permitted for annual periods beginning after December 15, 2018, and interim periods therein.

January 1, 2020

We are currently evaluating the impact of adopting this ASU on our consolidated financial condition and results of operations, with a primary focus on our fixed maturity securities, mortgage loans and reinsurance recoverables.

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Standard	Description	Projected Date of Adoption	Effect on Financial Statements or Other Significant Matters
ASU 2016-15, Classification of Certain Cash Receipts and Cash Payments

These amendments clarify the classification of eight specific cash flow issues in an entity’s statement of cash flows where it was determined by the FASB that there is diversity in practice.  Early adoption of the amendments is permitted, and retrospective transition is required for each period presented in the statement of cash flows.

		January 1, 2018	We will amend classifications in our Consolidated Statements of Cash Flows upon adoption of this ASU.
ASU 2016-16, Intra-Entity Asset Transfers Other Than Inventory

This amendment requires an entity to recognize current and deferred income taxes for an intra-entity asset transfer, other than inventory, when the transfer occurs, thereby eliminating the current GAAP exception that prohibits the recognition of income taxes until the asset has been sold to an outside party.  Early adoption is permitted as of the beginning of the annual reporting period for which financial statements have not been issued.

		January 1, 2018	This amendment is not expected to have a material impact on our consolidated financial condition or results of operations.
ASU 2016-18, Restricted Cash

This amendment requires that amounts generally described as restricted cash and restricted cash equivalents should be included within cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows.  Early adoption is permitted using a retrospective transition method applied to each period presented.

		January 1, 2018	We will provide these additional disclosures in our Consolidated Statements of Cash Flows upon the adoption date as applicable.
ASU 2016-20, Technical Corrections and Improvements to Topic 606, Revenue from Contracts with Customers

These amendments clarify 13 issues related to the adoption of ASU 2014-09.  The most significant issue of these amendments for us is the clarification that all contracts within the scope of Topic 944 are excluded from the scope of ASU 2014-09, rather than just insurance contracts as described in ASU 2014-09.  Transition requirements are consistent with ASU 2014-09.

		January 1, 2018	See comments under ASU 2014-09 for more information.
ASU 2017-07, Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost

These amendments require that an entity report the service cost component of employee pension and postretirement benefit plans in the same line item as other compensation costs from services rendered by the applicable employees during the period.  The other components of net benefit cost are required to be presented in the income statement separately from the service cost component and outside a subtotal of income from operations.  ASU 2017-07 requires retrospective adoption related to the presentation of net periodic pension cost and postretirement benefit cost.

		January 1, 2018	The adoption of this ASU will not have an effect on our consolidated financial condition or results of operations.
ASU 2017-08, Premium Amortization on Purchased Callable Debt Securities

These amendments require an entity to shorten the amortization period for certain callable debt securities held at a premium so that the premium is amortized to the earliest call date.  Early adoption is permitted, and the ASU requires adoption under a modified retrospective basis through a cumulative-effect adjustment to the beginning balance of retained earnings.

		January 1, 2019	We are currently evaluating the impact of adopting this ASU on our consolidated financial condition or results of operations.

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Standard	Description	Projected Date of Adoption	Effect on Financial Statements or Other Significant Matters
ASU 2017-09, Compensation – Stock Compensation: Scope of Modification Accounting

These amendments provide guidance when changes to the terms or conditions of a share-based payment award would require modification accounting.  An entity should account for the effects of a modification unless the following are the same immediately before and after the modification:  (a) the fair value of the award, (b) the vesting conditions of the award and (c) the classification of the award as an equity instrument or a liability instrument.  These amendments are to be applied prospectively to awards modified on or after the effective date.  Early adoption is permitted.

		January 1, 2018	The impacts of adopting this standard are prospective. The adoption of this ASU will not impact our consolidated financial condition or results of operations.
ASU 2017-12, Targeted Improvements to Accounting for Hedging Activities

These amendments change both the designation and measurement guidance for qualifying hedging relationships and the presentation of hedge results.  These amendments retain the threshold of highly effective for hedging relationships, remove the requirement to bifurcate between the portions of the hedging relationship that are effective and ineffective, record hedge item and hedging instrument results in the same financial statement line item, require quantitative assessment initially for all hedging relationships unless the hedging relationship meets the definition of either the shortcut method or critical terms match method and allow the contractual specified index rate to be designated as the hedged risk in a cash flow hedge of interest rate risk of a variable rate financial instrument.  These amendments also eliminate the benchmark interest rate concept for variable rate instruments.  Early adoption is permitted.

		January 1, 2019	We are currently evaluating the impact of adopting this ASU on our consolidated financial condition or results of operations.
ASU 2018-02, Reclassification of Certain Tax Effects From Accumulated Other Comprehensive Income

These amendments allow a reclassification from AOCI to retained earnings for stranded tax effects associated with the change in the federal corporate income tax rate in the Tax Cuts and Jobs Act (the “Tax Act”) of 2017.  An entity that elects to reclassify these amounts must reclassify the stranded tax effects related to the change in the federal corporate income tax rate for all items accounted for in OCI.  Additional disclosures will be required for entities that elect to reclassify stranded tax effects.  The ASU is effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years and early adoption is permitted.  An entity that elects to early adopt in an annual or interim period after the period of enactment can choose to apply the ASU retrospective to each period impacted or in the period of adoption.

		January 1, 2018	Upon adoption of this ASU, we will reclassify approximately $600 million of stranded tax effects resulting from the new federal income rate from AOCI to retained earnings.

3.  Dispositions

Lincoln Financial Media Company

On July 16, 2015, we closed on the sale of Lincoln Financial Media Company to Entercom Communications Corp.  (“Entercom Parent”) and Entercom Radio, LLC.  We received $75 million in cash, net of transaction expenses, and $28 million face amount of perpetual cumulative convertible preferred stock of Entercom Parent.    During 2015, we recognized a loss of $2 million, after-tax, reflected within income (loss) from continuing operations on our Consolidated Statements of Comprehensive Income (Loss) related to finalizing the transaction.

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4.  Variable Interest Entities

Consolidated VIEs

Credit-Linked Notes

We invested in the Class 1 notes of a credit-linked note (“CLN”) structure, which represented a special purpose trust combining ABS with credit default swaps to produce multi-class structured securities.

Because the note holders did not have voting rights or similar rights, we determined that the entity issuing the CLN was a VIE, and as a note holder, our interest represented a variable interest.  We had the power to direct the most significant activity affecting the performance of the CLN structure and we had the ability to actively manage the reference portfolios underlying the credit default swaps.  We concluded that we were the primary beneficiary of the VIE associated with the CLN.

As of March 2017, our $200 million CLN matured ending our exposure to this VIE.  We no longer reflect the assets and liabilities associated with this VIE on our Consolidated Balance Sheets or recognize the results of operations of this VIE on our Consolidated Statements of Comprehensive Income (Loss).

Asset and liability information (dollars in millions) for the consolidated VIEs included on our Consolidated Balance Sheets was as follows:

	As of December 31, 2017			As of December 31, 2016
	Number			Number
	of	Notional	Carrying	of	Notional	Carrying
	Instruments	Amounts	Value	Instruments	Amounts	Value
Assets
Fixed maturity securities:
Asset-backed credit card loans (1)	N/A	$-	$-	N/A	$-	$200
Credit default swaps	-	-	-	1	200	-
Total assets	-	$-	$-	1	$200	$200

(1)	Reported in variable interest entities’ fixed maturity securities on our Consolidated Balance Sheets.

As described more fully in Note 1, we regularly review our investment holdings for OTTI.  Based upon our review of our VIE AFS fixed maturity security for OTTI, there was no impairment prior to maturity in March 2017.

The gains (losses) for the consolidated VIEs (in millions) recorded on our Consolidated Statements of Comprehensive Income (Loss) were as follows:

	For the Years Ended
	December 31,
	2017	2016
Non-Qualifying Hedges
Credit default swaps	$-	$4
Contingent forwards	-	-
Total non-qualifying hedges (1)	$-	$4

(1)	Reported in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).

Unconsolidated VIEs

Reinsurance Related Notes

Effective October 1, 2017, our captive reinsurance subsidiary, the Lincoln Reinsurance Company of Vermont VI, restructured the $275 million, long-term surplus note which was originally issued to a non-affiliated VIE in October 2015 in exchange for two corporate bond AFS securities of like principal and duration.  The activities of the VIE are primarily to acquire, hold and issue notes and loans and to pay and collect interest on the notes and loans.  The outstanding principal balance of the long-term surplus note is variable in nature; moving concurrently with any variability in the face amount of the corporate bond AFS securities.  We have concluded that we are not the primary beneficiary of the non-affiliated VIE because we do not have power over the activities that most significantly affect its economic performance.  As of December 31, 2017, the principal balance of the long-term surplus note was zero and we do not currently have any exposure to this VIE.

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Structured Securities

Through our investment activities, we make passive investments in structured securities issued by VIEs for which we are not the manager.  These structured securities include our RMBS, CMBS, CLOs and CDOs.  We have not provided financial or other support with respect to these VIEs other than our original investment.  We have determined that we are not the primary beneficiary of these VIEs due to the relative size of our investment in comparison to the principal amount of the structured securities issued by the VIEs and the level of credit subordination that reduces our obligation to absorb losses or right to receive benefits.  Our maximum exposure to loss on these structured securities is limited to the amortized cost for these investments.  We recognize our variable interest in these VIEs at fair value on our Consolidated Balance Sheets.  For information about these structured securities, see Note 5.

Limited Partnerships and Limited Liability Companies

We invest in certain LPs and limited liability companies (“LLCs”), including qualified affordable housing projects, that we have concluded are VIEs.  We do not hold any substantive kick-out or participation rights in the LPs and LLCs, and we do not receive any performance fees or decision maker fees from the LPs and LLCs.  Based on our analysis of the LPs and LLCs, we are not the primary beneficiary of the VIEs as we do not have the power to direct the most significant activities of the LPs and LLCs.

The carrying amounts of our investments in the LPs and LLCs are recognized in other investments on our Consolidated Balance Sheets and were $1.4 billion and $1.3  billion as of December 31, 2017 and 2016, respectively.  Included in these carrying amounts are our investments in qualified affordable housing projects, which were $31  million and $37 million as of December 31, 2017 and 2016, respectively.  We do not have any contingent commitments to provide additional capital funding to these qualified affordable housing projects.  We receive returns from these qualified affordable housing projects in the form of income tax credits and other tax benefits, which are recognized in federal income tax expense (benefit) on our Consolidated Statements of Comprehensive Income (Loss) and were $3 million for the years ended December 31, 2017 and 2016.

Our exposure to loss is limited to the capital we invest in the LPs and LLCs, and there have been no indicators of impairment that would require us to recognize an impairment loss related to the LPs and LLCs as of December 31, 2017.

5.  Investments

AFS Securities

Pursuant to the Fair Value Measurements and Disclosures Topic of the FASB ASC, we have categorized AFS securities into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique.  The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3), as described in Note 1, which also includes additional disclosures regarding our fair value measurements.

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The amortized cost, gross unrealized gains, losses and OTTI and fair value of AFS securities (in millions) were as follows:

	As of December 31, 2017
	Amortized	Gross Unrealized			Fair
	Cost	Gains	Losses	OTTI (1)	Value
Fixed maturity securities:
Corporate bonds	$74,921	$6,573	$341	$(7)	$81,160
ABS	882	51	6	(26)	953
U.S. government bonds	497	37	1	-	533
Foreign government bonds	391	55	-	-	446
RMBS	3,125	148	36	(21)	3,258
CMBS	589	10	2	(2)	599
CLOs	803	2	2	(5)	808
State and municipal bonds	4,033	932	6	-	4,959
Hybrid and redeemable preferred securities	561	85	22	-	624
Total fixed maturity securities	85,802	7,893	416	(61)	93,340
Equity securities	247	16	17	-	246
Total AFS securities	$86,049	$7,909	$433	$(61)	$93,586

	As of December 31, 2016
	Amortized	Gross Unrealized			Fair
	Cost	Gains	Losses	OTTI (1)	Value
Fixed maturity securities:
Corporate bonds	$72,706	$4,583	$931	$(5)	$76,363
ABS	1,016	39	13	(12)	1,054
U.S. government bonds	345	34	2	-	377
Foreign government bonds	445	57	1	-	501
RMBS	3,316	141	65	(5)	3,397
CMBS	341	8	4	(1)	346
CLOs	742	1	3	(4)	744
State and municipal bonds	3,811	703	19	-	4,495
Hybrid and redeemable preferred securities	568	68	47	-	589
VIEs’ fixed maturity securities	200	-	-	-	200
Total fixed maturity securities	83,490	5,634	1,085	(27)	88,066
Equity securities	260	18	3	-	275
Total AFS securities	$83,750	$5,652	$1,088	$(27)	$88,341

(1)	Includes unrealized (gains) and losses on impaired securities related to changes in the fair value of such securities subsequent to the impairment measurement date.

The amortized cost and fair value of fixed maturity AFS securities by contractual maturities (in millions) as of December 31, 2017, were as follows:

	Amortized	Fair
	Cost	Value
Due in one year or less	$3,268	$3,305
Due after one year through five years	17,472	18,099
Due after five years through ten years	17,059	17,708
Due after ten years	42,604	48,610
Subtotal	80,403	87,722
Structured securities (ABS, MBS, CLOs)	5,399	5,618
Total fixed maturity AFS securities	$85,802	$93,340

Actual maturities may differ from contractual maturities because issuers may have the right to call or pre-pay obligations.

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The fair value and gross unrealized losses, including the portion of OTTI recognized in OCI, of AFS securities (dollars in millions), aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, were as follows:

	As of December 31, 2017
	Less Than or Equal		Greater Than
	to Twelve Months		Twelve Months		Total
		Gross		Gross		Gross
		Unrealized		Unrealized		Unrealized
	Fair	Losses and	Fair	Losses and	Fair	Losses and
	Value	OTTI	Value	OTTI	Value	OTTI
Fixed maturity securities:
Corporate bonds	$4,726	$67	$4,706	$276	$9,432	$343
ABS	56	-	143	15	199	15
U.S. government bonds	156	-	19	1	175	1
RMBS	277	4	599	33	876	37
CMBS	113	-	60	3	173	3
CLOs	281	2	72	-	353	2
State and municipal bonds	33	-	89	5	122	5
Hybrid and redeemable
preferred securities	20	-	124	22	144	22
Total fixed maturity securities	5,662	73	5,812	355	11,474	428
Equity securities	22	14	8	3	30	17
Total AFS securities	$5,684	$87	$5,820	$358	$11,504	$445

Total number of AFS securities in an unrealized loss position						1,095

	As of December 31, 2016
	Less Than or Equal		Greater Than
	to Twelve Months		Twelve Months		Total
		Gross		Gross		Gross
		Unrealized		Unrealized		Unrealized
	Fair	Losses and	Fair	Losses and	Fair	Losses and
	Value	OTTI	Value	OTTI	Value	OTTI
Fixed maturity securities:
Corporate bonds	$15,099	$542	$3,117	$390	$18,216	$932
ABS	201	5	281	23	482	28
U.S. government bonds	18	2	-	-	18	2
Foreign government bonds	29	1	-	-	29	1
RMBS	876	50	374	22	1,250	72
CMBS	187	4	18	2	205	6
CLOs	259	3	25	-	284	3
State and municipal bonds	208	11	47	8	255	19
Hybrid and redeemable
preferred securities	75	3	142	44	217	47
Total fixed maturity securities	16,952	621	4,004	489	20,956	1,110
Equity securities	4	2	44	2	48	4
Total AFS securities	$16,956	$623	$4,048	$491	$21,004	$1,114

Total number of AFS securities in an unrealized loss position						1,692

26

The fair value, gross unrealized losses, the portion of OTTI recognized in OCI (in millions) and number of AFS securities where the fair value had declined and remained below amortized cost by greater than 20% were as follows:

	As of December 31, 2017
				Number
	Fair	Gross Unrealized		of
	Value	Losses	OTTI	Securities (1)
Less than six months	$156	$57	$1	26
Six months or greater, but less than nine months	2	1	-	4
Nine months or greater, but less than twelve months	12	6	-	7
Twelve months or greater	209	77	10	49
Total	$379	$141	$11	86

	As of December 31, 2016
				Number
	Fair	Gross Unrealized		of
	Value	Losses	OTTI	Securities (1)
Less than six months	$164	$49	$2	19
Nine months or greater, but less than twelve months	1	1	-	2
Twelve months or greater	358	166	10	62
Total	$523	$216	$12	83

(1)	We may reflect a security in more than one aging category based on various purchase dates.

We regularly review our investment holdings for OTTI.  Our gross unrealized losses, including the portion of OTTI recognized in OCI, on AFS securities decreased $669 million for the year ended December 31, 2017.  As discussed further below, we believe the unrealized loss position as of December 31, 2017, did not represent OTTI as (i) we did not intend to sell these fixed maturity AFS securities; (ii) it is not more likely than not that we will be required to sell the fixed maturity AFS securities before recovery of their amortized cost basis; (iii) the estimated future cash flows were equal to or greater than the amortized cost basis of the debt securities; and (iv) we had the ability and intent to hold the equity AFS securities for a period of time sufficient for recovery.

Based upon this evaluation as of December 31, 2017, management believes we have the ability to generate adequate amounts of cash from our normal operations (e.g., insurance premiums and fees and investment income) to meet cash requirements with a prudent margin of safety without requiring the sale of our temporarily-impaired securities.

As of December 31, 2017, the unrealized losses associated with our corporate bond securities were attributable primarily to widening credit spreads and rising interest rates since purchase.  We performed a detailed analysis of the financial performance of the underlying issuers and determined that we expected to recover the entire amortized cost for each temporarily-impaired security.

As of December 31, 2017, the unrealized losses associated with our MBS and ABS were attributable primarily to widening credit spreads and rising interest rates since purchase.  We assessed for credit impairment using a cash flow model that incorporates key assumptions including default rates, severities and prepayment rates.  We estimated losses for a security by forecasting the underlying loans in each transaction.  The forecasted loan performance was used to project cash flows to the various tranches in the structure, as applicable.  Our forecasted cash flows also considered, as applicable, independent industry analyst reports and forecasts and other independent market data.  Based upon our assessment of the expected credit losses of the security given the performance of the underlying collateral compared to our subordination or other credit enhancement, we expected to recover the entire amortized cost of each temporarily-impaired security.

As of December 31, 2017, the unrealized losses associated with our hybrid and redeemable preferred securities were attributable primarily to wider credit spreads caused by illiquidity in the market and subordination within the capital structure, as well as credit risk of underlying issuers.  For our hybrid and redeemable preferred securities, we evaluated the financial performance of the underlying issuers based upon credit performance and investment ratings and determined that we expected to recover the entire amortized cost of each temporarily-impaired security.

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Changes in the amount of credit loss of OTTI recognized in net income (loss) where the portion related to other factors was recognized in OCI (in millions) on fixed maturity AFS securities were as follows:

	For the Years Ended December 31,
	2017	2016	2015
Balance as of beginning-of-year	$411	$363	$360
Increases attributable to:
Credit losses on securities for which an OTTI
was not previously recognized	13	83	19
Credit losses on securities for which an OTTI
was previously recognized	7	16	15
Decreases attributable to:
Securities sold, paid down or matured	(73)	(51)	(31)
Balance as of end-of-year	$358	$411	$363

During 2017,  2016 and 2015, we recorded credit losses on securities for which an OTTI was not previously recognized as we determined the cash flows expected to be collected would not be sufficient to recover the entire amortized cost basis of the debt security.  The credit losses we recorded on securities for which an OTTI was not previously recognized were attributable primarily to one or a combination of the following reasons:

•	Failure of the issuer of the security to make scheduled payments;
•	Deterioration of creditworthiness of the issuer;
•	Deterioration of conditions specifically related to the security;
•	Deterioration of fundamentals of the industry in which the issuer operates; and
•	Deterioration of the rating of the security by a rating agency.

We recognize the OTTI attributed to the noncredit portion as a separate component in OCI referred to as unrealized OTTI on AFS securities.

Details of the amount of credit loss of OTTI recognized in net income (loss) for which a portion related to other factors was recognized in OCI (in millions), were as follows:

	As of December 31, 2017
		Net
		Unrealized		OTTI in
	Amortized	Gain/(Loss)	Fair	Credit
	Cost	Position	Value	Losses
Corporate bonds	$17	$7	$24	$31
ABS	173	26	199	102
RMBS	245	21	266	178
CMBS	13	2	15	39
CLOs	11	5	16	5
State and municipal bonds	-	-	-	3
Total	$459	$61	$520	$358

	As of December 31, 2016
		Net
		Unrealized		OTTI in
	Amortized	Gain/(Loss)	Fair	Credit
	Cost	Position	Value	Losses
Corporate bonds	$80	$5	$85	$77
ABS	201	12	213	106
RMBS	310	6	316	183
CMBS	29	1	30	37
CLOs	11	3	14	5
State and municipal bonds	2	-	2	3
Total	$633	$27	$660	$411

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Trading Securities

Trading securities at fair value (in millions) consisted of the following:

	As of December 31,
	2017	2016
Fixed maturity securities:
Corporate bonds	$1,250	$1,275
ABS	15	19
U.S. government bonds	115	164
Foreign government bonds	23	23
RMBS	85	95
CMBS	2	2
CLOs	3	6
State and municipal bonds	17	17
Hybrid and redeemable preferred securities	23	23
Total trading securities	$1,533	$1,624

The portion of the market adjustment for trading gains and losses recognized in realized gain (loss) that relate to trading securities still held as of December 31, 2017,  2016 and 2015,  was $8  million, $(3) million and $(96)  million, respectively.

Mortgage Loans on Real Estate

Mortgage loans on real estate principally involve commercial real estate.  The commercial loans are geographically diversified throughout the U.S. with the largest concentrations in California, which accounted for 21% and 20%, respectively, and Texas, which accounted for 12% and 11%, respectively, of mortgage loans on real estate as of December 31, 2017 and 2016.

The following provides the current and past due composition of our mortgage loans on real estate (in millions):

	As of December 31,
	2017	2016
Current	$10,662	$9,762
60 to 90 days past due	-	-
Greater than 90 days past due	3	-
Valuation allowance associated with impaired mortgage loans on real estate	(3)	(2)
Unamortized premium (discount)	-	1
Total carrying value	$10,662	$9,761

The number of impaired mortgage loans on real estate, each of which had an associated specific valuation allowance, and the carrying value of impaired mortgage loans on real estate (dollars in millions) were as follows:

	As of December 31,
	2017	2016
Number of impaired mortgage loans on real estate	3	2

Principal balance of impaired mortgage loans on real estate	$11	$7
Valuation allowance associated with impaired mortgage loans on real estate	(3)	(2)
Carrying value of impaired mortgage loans on real estate	$8	$5

The changes in the valuation allowance associated with impaired mortgage loans on real estate (in millions) were as follows:

	For the Years Ended December 31,
	2017	2016	2015
Balance as of beginning-of-year	$2	$2	$3
Additions	1	-	-
Charge-offs, net of recoveries	-	-	(1)
Balance as of end-of-year	$3	$2	$2

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The average carrying value on the impaired mortgage loans on real estate (in millions) was as follows:

	For the Years Ended December 31,
	2017	2016	2015
Average carrying value for impaired
mortgage loans on real estate	$6	$6	$17
Interest income recognized on impaired
mortgage loans on real estate	-	-	1
Interest income collected on impaired
mortgage loans on real estate	-	-	1

As described in Note 1, we use the loan-to-value and debt-service coverage ratios as credit quality indicators for our mortgage loans on real estate, which were as follows (dollars in millions):

	As of December 31, 2017			As of December 31, 2016
			Debt-			Debt-
			Service			Service
	Carrying	% of	Coverage	Carrying	% of	Coverage
Loan-to-Value Ratio	Value	Total	Ratio	Value	Total	Ratio
Less than 65%	$9,563	89.7%	2.27	$8,604	88.1%	2.16
65% to 74%	1,000	9.4%	1.94	1,009	10.3%	1.87
75% to 100%	91	0.8%	0.97	143	1.5%	0.86
Greater than 100%	8	0.1%	0.82	5	0.1%	1.04
Total mortgage loans on real estate	$10,662	100.0%		$9,761	100.0%

Alternative Investments

As of December 31, 2017 and 2016, alternative investments included investments in 221 and 202 different partnerships, respectively, and the portfolios represented approximately 1% of our overall invested assets.

Net Investment Income

The major categories of net investment income (in millions) on our Consolidated Statements of Comprehensive Income (Loss) were as follows:

	For the Years Ended December 31,
	2017	2016	2015
Fixed maturity AFS securities	$4,048	$4,019	$3,981
Equity AFS securities	12	11	9
Trading securities	88	94	102
Mortgage loans on real estate	433	413	385
Real estate	1	1	1
Policy loans	134	139	150
Invested cash	11	12	3
Commercial mortgage loan prepayment
and bond make-whole premiums	138	115	98
Alternative investments	165	75	88
Consent fees	6	5	5
Other investments	5	4	6
Investment income	5,041	4,888	4,828
Investment expense	(281)	(257)	(217)
Net investment income	$4,760	$4,631	$4,611

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Realized Gain (Loss) Related to Certain Investments

The detail of the realized gain (loss) related to certain investments (in millions) was as follows:

	For the Years Ended December 31,
	2017	2016	2015
Fixed maturity AFS securities: (1)
Gross gains	$17	$65	$41
Gross losses	(63)	(227)	(94)
Equity AFS securities:
Gross gains	6	8	3
Gross losses	-	(1)	-
Gain (loss) on other investments	(10)	(62)	(7)
Associated amortization of DAC, VOBA, DSI and DFEL
and changes in other contract holder funds	(21)	(24)	(26)
Total realized gain (loss) related to certain investments, pre-tax	$(71)	$(241)	$(83)

(1)	These amounts are represented net of related fair value hedging activity. See Note 6 for more information.

Details underlying write-downs taken as a result of OTTI that were recognized in net income (loss) and included in realized gain (loss) on AFS securities above and the portion of OTTI recognized in OCI (in millions) were as follows:

	For the Years Ended December 31,
	2017	2016	2015
OTTI Recognized in Net Income (Loss)
Fixed maturity securities:
Corporate bonds	$(13)	$(80)	$(42)
ABS	(2)	(5)	(6)
RMBS	(2)	(10)	(7)
CMBS	(2)	(1)	(1)
State and municipal bonds	(1)	(3)	-
Total fixed maturity securities	(20)	(99)	(56)
Equity securities	-	(1)	-
Gross OTTI recognized in net income (loss)	(20)	(100)	(56)
Associated amortization of DAC, VOBA, DSI and DFEL	2	-	6
Net OTTI recognized in net income (loss), pre-tax	$(18)	$(100)	$(50)

Portion of OTTI Recognized in OCI
Gross OTTI recognized in OCI	$-	$53	$29
Change in DAC, VOBA, DSI and DFEL	-	(12)	(4)
Net portion of OTTI recognized in OCI, pre-tax	$-	$41	$25

Determination of Credit Losses on Corporate Bonds and ABS

As of December 31, 2017 and 2016, we reviewed our corporate bond and ABS portfolios for potential shortfall in contractual principal and interest based on numerous subjective and objective inputs.  The factors used to determine the amount of credit loss for each individual security, include, but are not limited to, near term risk, substantial discrepancy between book and market value, sector or company-specific volatility, negative operating trends and trading levels wider than peers.

Credit ratings express opinions about the credit quality of a security.  Securities rated investment grade, that is those rated BBB- or higher by Standard & Poor’s (“S&P”) Rating Services or Baa3 or higher by Moody’s Investors Service (“Moody’s”), are generally considered by the rating agencies and market participants to be low credit risk.  As of December 31, 2017 and 2016, 96% and 95%, respectively, of the fair value of our corporate bond portfolio was rated investment grade.  As of December 31, 2017 and 2016, the portion of our corporate bond portfolio rated below investment grade had an amortized cost of $3.4 billion and $3.7 billion, respectively, and a fair value of $3.4 billion and $3.6 billion, respectively.  As of December 31, 2017 and 2016, 98% and 96%, respectively, of the fair value of our ABS portfolio was rated investment grade.  As of December 31, 2017 and 2016, the portion of our ABS portfolio rated below investment grade had an amortized cost of $43 million and $87 million, respectively, and a fair value of $41 million and $73 million, respectively.  Based upon the analysis discussed above, we believed as of December 31, 2017 and 2016, that we would recover the amortized cost of each investment grade corporate bond and ABS security.

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Determination of Credit Losses on MBS

As of December 31, 2017 and 2016, default rates were projected by considering underlying MBS loan performance and collateral type.  Projected default rates on existing delinquencies vary between 10% to 100% depending on loan type and severity of delinquency status.  In addition, we estimate the potential contributions of currently performing loans that may become delinquent in the future based on the change in delinquencies and loan liquidations experienced in the recent history.  Finally, we develop a default rate timing curve by aggregating the defaults for all loans in the pool (delinquent loans, foreclosure and real estate owned and new delinquencies from currently performing loans) and the associated loan-level loss severities.

We use certain available loan characteristics such as lien status, loan sizes and occupancy to estimate the loss severity of loans.  Second lien loans are assigned 100% severity, if defaulted.  For first lien loans, we assume a minimum of 30% severity with higher severity assumed for investor properties and further adjusted by housing price assumptions.  With the default rate timing curve and loan-level loss severity, we derive the future expected credit losses.

Payables for Collateral on Investments

The carrying value of the payables for collateral on investments (in millions) included on our Consolidated Balance Sheets and the fair value of the related investments or collateral consisted of the following:

	As of December 31, 2017		As of December 31, 2016
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
Collateral payable for derivative investments (1)	$701	$701	$813	$813
Securities pledged under securities lending agreements (2)	222	213	217	209
Securities pledged under repurchase agreements (3)	531	554	530	555
Investments pledged for Federal Home Loan Bank of
Indianapolis (“FHLBI”) (4)	2,900	4,235	3,350	4,947
Total payables for collateral on investments	$4,354	$5,703	$4,910	$6,524

(1)

We obtain collateral based upon contractual provisions with our counterparties.  These agreements take into consideration the counterparties’ credit rating as compared to ours, the fair value of the derivative investments and specified thresholds that if exceeded result in the receipt of cash that is typically invested in cash and invested cash.  See Note 6 for additional information.

(2)

Our pledged securities under securities lending agreements are included in fixed maturity AFS securities on our Consolidated Balance Sheets.  We generally obtain collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively.  We value collateral daily and obtain additional collateral when deemed appropriate.  The cash received in our securities lending program is typically invested in cash and invested cash or fixed maturity AFS securities.

(3)

Our pledged securities under repurchase agreements are included in fixed maturity AFS securities on our Consolidated Balance Sheets.  We obtain collateral in an amount equal to 95% of the fair value of the securities, and our agreements with third parties contain contractual provisions to allow for additional collateral to be obtained when necessary.  The cash received in our repurchase program is typically invested in fixed maturity AFS securities.

(4)

Our pledged investments for FHLBI are included in fixed maturity AFS securities and mortgage loans on real estate on our Consolidated Balance Sheets.  The collateral requirements are generally 105% to 115% of the fair value for fixed maturity AFS securities and 155% to 175% of the fair value for mortgage loans on real estate.  The cash received in these transactions is primarily invested in cash and invested cash or fixed maturity AFS securities.

Increase (decrease) in payables for collateral on investments (in millions) consisted of the following:

	For the Years Ended December 31,
	2017	2016	2015
Collateral payable for derivative investments	$(112)	$(481)	$(283)
Securities pledged under securities lending agreements	5	(25)	38
Securities pledged under repurchase agreements	1	(144)	69
Investments pledged for FHLBI	(450)	995	430
Total increase (decrease) in payables for collateral on investments	$(556)	$345	$254

32

We have elected not to offset our repurchase agreements and securities lending transactions in our financial statements.  The remaining contractual maturities of repurchase agreements and securities lending transactions accounted for as secured borrowings were as follows:

	As of December 31, 2017
	Overnight and Continuous	Up to 30 Days	30 – 90 Days	Greater Than 90 Days	Total
Repurchase Agreements
Corporate bonds	$-	$100	$281	$150	$531
Total	-	100	281	150	531
Securities Lending
Corporate bonds	222	-	-	-	222
Total	222	-	-	-	222
Total gross secured borrowings	$222	$100	$281	$150	$753

	As of December 31, 2016
	Overnight and Continuous	Up to 30 Days	30 – 90 Days	Greater Than 90 Days	Total
Repurchase Agreements
Corporate bonds	$-	$-	$384	$146	$530
Total	-	-	384	146	530
Securities Lending
Corporate bonds	212	-	-	-	212
Foreign government bonds	5	-	-	-	5
Total	217	-	-	-	217
Total gross secured borrowings	$217	$-	$384	$146	$747

We accept collateral in the form of securities in connection with repurchase agreements.  In instances where we are permitted to sell or re-pledge the securities received, we report the fair value of the collateral received and a related obligation to return the collateral in the financial statements.  In addition, we receive securities in connection with securities borrowing agreements which we are permitted to sell or re-pledge.  As of December 31, 2017, the fair value of all collateral received that we are permitted to sell or re-pledge was $175  million.  As of December 31, 2017, we have re-pledged $174 million of this collateral to cover initial margin on certain derivative investments.

Investment Commitments

As of December 31, 2017, our investment commitments were $1.3 billion, which included $752 million of LPs, $196 million of private placement securities and $320 million of mortgage loans on real estate.

Concentrations of Financial Instruments

As of December 31, 2017 and 2016, our most significant investments in one issuer were our investments in securities issued by the Federal Home Loan Mortgage Corporation with a fair value of $1.2 billion and $1.5 billion, respectively, or 1% of our invested assets portfolio, and our investments in securities issued by the Federal National Mortgage Association with a fair value of $930  million and $1.1 billion, respectively, or 1% of our invested assets portfolio.  These concentrations include both AFS and trading securities.

As of December 31, 2017 and 2016, our most significant investments in one industry were our investments in securities in the consumer non-cyclical industry with a fair value of $14.3 billion and $13.0 billion, respectively, or 13% and 12%, respectively, of our invested assets portfolio, and our investments in securities in the utilities industry with a fair value of $13.8 billion and $12.8 billion, respectively, or 12%  of our invested assets portfolio.  These concentrations include both AFS and trading securities.

6.  Derivative Instruments

We maintain an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate risk, foreign currency exchange risk, equity market risk, basis risk and credit risk.  We assess these risks by continually identifying and monitoring changes in our exposures that may adversely affect expected future cash flows and by evaluating hedging opportunities.

Derivative activities are monitored by various management committees.  The committees are responsible for overseeing the implementation of various hedging strategies that are developed through the analysis of financial simulation models and other internal and industry sources.  The resulting hedging strategies are incorporated into our overall risk management strategies.

See Note 1 for a detailed discussion of the accounting treatment for derivative instruments.  See Note 20 for additional disclosures related to the fair value of our derivative instruments and Note 4 for derivative instruments related to our consolidated VIEs.

33

Interest Rate Contracts

We use derivative instruments as part of our interest rate risk management strategy.  These instruments are economic hedges unless otherwise noted and include:

Forward-Starting Interest Rate Swaps

We use forward-starting interest rate swaps designated and qualifying as cash flow hedges to hedge our exposure to interest rate fluctuations related to the forecasted purchases of certain assets.

Interest Rate Cap Corridors

We use interest rate cap corridors to provide a level of protection from the effect of rising interest rates for certain life insurance products and annuity contracts.  Interest rate cap corridors involve purchasing an interest rate cap at a specific cap rate and selling an interest rate cap with a higher cap rate.  For each corridor, the amount of quarterly payments, if any, is determined by the rate at which the underlying index rate resets above the original capped rate.  The corridor limits the benefit the purchaser can receive as the related interest rate index rises above the higher capped rate.  There is no additional liability to us other than the purchase price associated with the interest rate cap corridor.

Interest Rate Futures

We use interest rate futures contracts to hedge the liability exposure on certain options in variable annuity products.  These futures contracts require payment between our counterparty and us on a daily basis for changes in the futures index price.

Interest Rate Swap Agreements

We use interest rate swap agreements to hedge the liability exposure on certain options in variable annuity products.

We also use interest rate swap agreements designated and qualifying as cash flow hedges to hedge the interest rate risk of floating-rate bond coupon payments by replicating a fixed-rate bond.

Finally, we use interest rate swap agreements designated and qualifying as fair value hedges to hedge against changes in the fair value of certain fixed maturity securities due to interest rate risks.

Reverse Treasury Locks

We use reverse treasury locks designated and qualifying as cash flow hedges to hedge the interest rate exposure related to the anticipated purchase of fixed-rate securities.  These derivatives are primarily structured to hedge interest rate risk inherent in the assumptions used to price certain liabilities.

Foreign Currency Contracts

We use derivative instruments as part of our foreign currency risk management strategy.  These instruments are economic hedges unless otherwise noted and include:

Currency Futures

We use currency futures to hedge foreign exchange risk associated with certain options in variable annuity products.  Currency futures exchange one currency for another at a specified date in the future at a specified exchange rate.

Foreign Currency Swaps

We use foreign currency swaps designated and qualifying as cash flow hedges, to hedge foreign exchange risk of investments in fixed maturity securities denominated in foreign currencies.  A foreign currency swap is a contractual agreement to exchange one currency for another at specified dates in the future at a specified exchange rate.

34

Equity Market Contracts

We use derivative instruments as part of our equity market risk management strategy that are economic hedges and include:

Call Options Based on the S&P 500 Index®

Our indexed annuity and IUL contracts permit the holder to elect an interest rate return or an equity market component, where interest credited to the contracts is linked to the performance of the S&P 500 Index® (“S&P 500”).  Contract holders may elect to rebalance index options at renewal dates, either annually or biannually.  As of each renewal date, we have the opportunity to re-price the indexed component by establishing participation rates, caps, spreads and specified rates, subject to contractual guarantees.  We purchase call options that are highly correlated to the portfolio allocation decisions of our contract holders, such that we are economically hedged with respect to equity returns for the current reset period.

Consumer Price Index Swaps

We use consumer price index swaps to hedge the liability exposure on certain options in fixed annuity products.  Consumer price index swaps are contracts entered into at no cost and whose payoff is the difference between the consumer price index inflation rate and the fixed-rate determined as of inception.

Equity Futures

We use equity futures contracts to hedge the liability exposure on certain options in variable annuity products.  These futures contracts require payment between our counterparty and us on a daily basis for changes in the futures index price.

Put Options

We use put options to hedge the liability exposure on certain options in variable annuity products.  Put options are contracts that require counterparties to pay us at a specified future date the amount, if any, by which a specified equity index is less than the strike rate stated in the agreement, applied to a notional amount.

Total Return Swaps

We use total return swaps to hedge the liability exposure on certain options in variable annuity products.

In addition, we use total return swaps to hedge a portion of the liability related to our deferred compensation plans.  We receive the total return on a portfolio of indexes and pay a floating-rate of interest.

Variance Swaps

We use variance swaps to hedge the liability exposure on certain options in variable annuity products.  Variance swaps are contracts entered into at no cost whose payoff is the difference between the realized variance rate of an underlying index and the fixed variance rate determined as of inception of the contract.

Credit Contracts

We use derivative instruments as part of our credit risk management strategy that are economic hedges and include:

Credit Default Swaps – Buying Protection

We use credit default swaps to hedge the liability exposure on certain options in variable annuity products.

We buy credit default swaps to hedge against a drop in bond prices due to credit concerns of certain bond issuers.  A credit default swap allows us to put the bond back to the counterparty at par upon a default event by the bond issuer.  A default event is defined as bankruptcy, failure to pay, obligation acceleration or restructuring.

Credit Default Swaps – Selling Protection

We use credit default swaps to hedge the liability exposure on certain options in variable annuity products.

We sell credit default swaps to offer credit protection to contract holders and investors.  The credit default swaps hedge the contract holders and investors against a drop in bond prices due to credit concerns of certain bond issuers.  A credit default swap allows the investor to put the bond back to us at par upon a default event by the bond issuer.  A default event is defined as bankruptcy, failure to pay, obligation acceleration or restructuring.

35

Embedded Derivatives

We have embedded derivatives that include:

GLB Reserves Embedded Derivatives

We are exposed to risk and income statement volatility caused by changes in the equity markets, interest rates and volatility associated with GLBs offered in our variable annuity products, including products with GWB and GIB features.  These GLB features are reinsured among various reinsurance counterparties on either a Modco or coinsurance basis.  We cede a portion of the GLB features to LNBAR on a funds withheld modified coinsurance basis.  The funds withheld arrangement includes a dynamic hedging strategy designed to mitigate selected risk. Changes in the value of the hedge contracts due to changes in equity markets, interest rates and implied volatilities hedge the changes in embedded derivative GLB reserves assumed by LNBAR caused by those same factors.  The hedge positions are rebalanced based upon changes in these factors as needed.  While we actively manage the hedge positions, these hedge positions may not be totally effective in offsetting changes in the embedded derivative reserve assumed by LNBAR due to, among other things, differences in timing between when a market exposure changes and corresponding changes to the hedge positions, extreme swings in the equity markets and interest rates, market volatility, contract holder behavior, divergence between the performance of the underlying funds and the hedging indices, divergence between the actual and expected performance of the hedge instruments and our ability to purchase hedging instruments at prices consistent with the desired risk and return trade-off.  However, the hedging results do not impact LNL due to a funds withheld agreement with LNBAR, which causes the financial impact of the derivatives, as well as the cash flow activity, to be reflected on LNBAR.

Certain features of these guarantees have elements of both insurance benefits accounted for under the Financial Services – Insurance – Claim Costs and Liabilities for Future Policy Benefits Subtopic of the FASB ASC (“benefit reserves”) and embedded derivatives accounted for under the Derivatives and Hedging and the Fair Value Measurements and Disclosures Topics of the FASB ASC (“embedded derivative reserves”).  We calculate the value of the benefit reserves and the embedded derivative reserves based on the specific characteristics of each GLB feature.

Indexed Annuity and IUL Contracts Embedded Derivatives

Our indexed annuity and IUL contracts permit the holder to elect an interest rate return or an equity market component, where interest credited to the contracts is linked to the performance of the S&P 500.  Contract holders may elect to rebalance index options at renewal dates, either annually or biannually.  As of each renewal date, we have the opportunity to re-price the indexed component by establishing participation rates, caps, spreads and specified rates, subject to contractual guarantees.  We purchase S&P 500 call options that are highly correlated to the portfolio allocation decisions of our contract holders, such that we are economically hedged with respect to equity returns for the current reset period.

Reinsurance Related Embedded Derivatives

We have certain modified coinsurance arrangements and coinsurance with funds withheld reinsurance arrangements with embedded derivatives related to the withheld assets of the related funds.  These derivatives are considered total return swaps with contractual returns that are attributable to various assets and liabilities associated with these reinsurance arrangements.

36

We have derivative instruments with off-balance-sheet risks whose notional or contract amounts exceed the related credit exposure.  Outstanding derivative instruments with off-balance-sheet risks (in millions) were as follows:

	As of December 31, 2017			As of December 31, 2016
	Notional	Fair Value		Notional	Fair Value
	Amounts	Asset	Liability	Amounts	Asset	Liability
Qualifying Hedges
Cash flow hedges:
Interest rate contracts (1)	$1,544	$45	$16	$2,089	$68	$77
Foreign currency contracts (1)	1,804	79	79	1,177	153	10
Total cash flow hedges	3,348	124	95	3,266	221	87
Fair value hedges:
Interest rate contracts (1)	563	-	174	637	-	182
Non-Qualifying Hedges
Interest rate contracts (1)	72,937	657	127	70,290	985	701
Foreign currency contracts (1)	22	-	-	14	-	-
Equity market contracts (1)	30,918	562	557	28,142	542	616
Credit contracts (1)	52	-	-	66	-	-
Embedded derivatives:
GLB direct (2) (3)	-	903	-	-	-	371
GLB ceded (2) (3)	-	51	954	-	371	-
Reinsurance related (4)	-	-	51	-	58	-
Indexed annuity and IUL contracts (2) (5)	-	11	1,418	-	-	1,139
Total derivative instruments	$107,840	$2,308	$3,376	$102,415	$2,177	$3,096

(1)	Reported in derivative investments and other liabilities on our Consolidated Balance Sheets.
(2)	Reported in other assets on our Consolidated Balance Sheets.
(3)	Reported in other liabilities on our Consolidated Balance Sheets.
(4)	Reported in reinsurance related embedded derivatives on our Consolidated Balance Sheets.
(5)	Reported in future contract benefits on our Consolidated Balance Sheets.

Beginning in the first quarter 2017, consistent with changes enacted by the Chicago Mercantile Exchange (“CME”), the Company offset the variation margin payments with the derivative balances that are cleared through CME.

The maturity of the notional amounts of derivative instruments (in millions) was as follows:

	Remaining Life as of December 31, 2017
	Less Than	1 – 5	6 – 10	11 – 30	Over 30
	1 Year	Years	Years	Years	Years	Total
Interest rate contracts (1)	$7,748	$20,953	$31,378	$14,965	$-	$75,044
Foreign currency contracts (2)	22	247	423	1,090	44	1,826
Equity market contracts	18,746	9,520	485	15	2,152	30,918
Credit contracts	-	52	-	-	-	52
Total derivative instruments
with notional amounts	$26,516	$30,772	$32,286	$16,070	$2,196	$107,840

(1)	As of December 31, 2017, the latest maturity date for which we were hedging our exposure to the variability in future cash flows for these instruments was February 2047.
(2)	As of December 31, 2017, the latest maturity date for which we were hedging our exposure to the variability in future cash flows for these instruments was September 2049.

37

The change in our unrealized gain (loss) on derivative instruments in AOCI (in millions) was as follows:

	For the Years Ended December 31,
	2017	2016	2015
Unrealized Gain (Loss) on Derivative Instruments
Balance as of beginning-of-year	$93	$157	$127
Other comprehensive income (loss):
Unrealized holding gains (losses) arising during the period:
Cash flow hedges:
Interest rate contracts	43	(165)	(202)
Foreign currency contracts	20	(10)	17
Change in foreign currency exchange rate adjustment	(137)	96	48
Change in DAC, VOBA, DSI and DFEL	1	2	3
Income tax benefit (expense)	26	27	46
Less:
Reclassification adjustment for gains (losses) included in net income (loss):
Cash flow hedges:
Interest rate contracts (1)	4	5	(190)
Interest rate contracts (2)	-	1	-
Foreign currency contracts (1)	18	11	6
Foreign currency contracts (2)	9	7	-
Associated amortization of DAC, VOBA, DSI and DFEL	(2)	(2)	2
Income tax benefit (expense)	(10)	(8)	64
Balance as of end-of-period	$27	$93	$157

(1)	The OCI offset is reported within net investment income on our Consolidated Statements of Comprehensive Income (Loss).
(2)	The OCI offset is reported within realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).

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The gains (losses) on derivative instruments (in millions) recorded within income (loss) from continuing operations on our Consolidated Statements of Comprehensive Income (Loss) were as follows:

	For the Years Ended December 31,
	2017	2016	2015
Qualifying Hedges
Cash flow hedges:
Interest rate contracts (1)	$4	$5	$8
Interest rate contracts (2)	-	1	-
Foreign currency contracts (1)	18	11	6
Foreign currency contracts (2)	9	7	-
Total cash flow hedges	31	24	14
Fair value hedges:
Interest rate contracts (1)	(23)	(28)	(30)
Interest rate contracts (2)	7	16	(198)
Total fair value hedges	(16)	(12)	(228)
Non-Qualifying Hedges
Interest rate contracts (2)	103	181	304
Foreign currency contracts (2)	-	(14)	(11)
Equity market contracts (2)	(1,427)	(1,253)	(118)
Equity market contracts (3)	28	12	1
Credit contracts (2)	1	(5)	(6)
Embedded derivatives:
Reinsurance related (2)	(141)	(57)	221
Indexed annuity and IUL contracts (2)	(400)	(120)	(57)
Total derivative instruments	$(1,821)	$(1,244)	$120

(1)	Reported in net investment income on our Consolidated Statements of Comprehensive Income (Loss).
(2)	Reported in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).
(3)	Reported in commissions and other expenses on our Consolidated Statements of Comprehensive Income (Loss).

Gains (losses) recognized as a component of OCI (in millions) on derivative instruments designated and qualifying as cash flow hedges were as follows:

	For the Years Ended December 31,
	2017	2016	2015
Offset to net investment income	$22	16	14
Offset to realized gain (loss)	9	8	-

As of December 31, 2017,  $28 million of the deferred net gains (losses) on derivative instruments in AOCI were expected to be reclassified to earnings during the next 12 months.  This reclassification would be due primarily to interest rate variances related to our interest rate swap agreements.

For the years ended December 31, 2017 and 2016, there were no material reclassifications to earnings due to hedged firm commitments no longer deemed probable or due to hedged forecasted transactions that had not occurred by the end of the originally specified time period.

39

Information related to our credit default swaps for which we are the seller (dollars in millions) was as follows:

As of December 31, 2017
				Credit
		Reason	Nature	Rating of	Number		Maximum
		for	of	Underlying	of	Fair	Potential
Credit Contract Type	Maturity	Entering	Recourse	Obligation (1)	Instruments	Value (2)	Payout
Basket credit default swaps	12/20/2022	(3)	(4)	BBB+	1	$1	$52
					1	$1	$52

As of December 31, 2016
				Credit
		Reason	Nature	Rating of	Number		Maximum
		for	of	Underlying	of	Fair	Potential
Credit Contract Type	Maturity	Entering	Recourse	Obligation (1)	Instruments	Value (2)	Payout
Single name credit default swaps	3/20/2017 (5)	(6)	(4)	BBB+	2	-	40
					2	$-	$40

(1)	Represents average credit ratings based on the midpoint of the applicable ratings among Moody's, S&P and Fitch Ratings, as scaled to the corresponding S&P ratings.
(2)	Broker quotes are used to determine the market value of our credit default swaps.
(3)	Credit default swaps were entered into in order to hedge the liability exposure on certain variable annuity products.
(4)	Sellers do not have the right to demand indemnification or compensation from third parties in case of a loss (payment) on the contract.
(5)	These credit default swaps were sold to a counterparty of the consolidated VIEs discussed in Note 4.
(6)	Credit default swaps were entered into in order to generate income by providing default protection in return for a quarterly payment.

Details underlying the associated collateral of our credit default swaps for which we are the seller if credit risk-related contingent features were triggered (in millions) were as follows:

	As of	As of
	December 31,	December 31,
	2017	2016
Maximum potential payout	$52	$40
Less: Counterparty thresholds	-	-
Maximum collateral potentially required to post	$52	$40

Certain of our credit default swap agreements contain contractual provisions that allow for the netting of collateral with our counterparties related to all of our collateralized financing transactions that we have outstanding.  If these netting agreements were not in place, we would have been required to post collateral if the market value was less than zero.

Credit Risk

We are exposed to credit losses in the event of non-performance by our counterparties on various derivative contracts and reflect assumptions regarding the credit or NPR.  The NPR is based upon assumptions for each counterparty’s credit spread over the estimated weighted average life of the counterparty exposure, less collateral held.  As of December 31, 2017, the NPR adjustment was less than $1 million.  The credit risk associated with such agreements is minimized by entering into agreements with financial institutions with long-standing, superior performance records.  Additionally, we maintain a policy of requiring derivative contracts to be governed by an International Swaps and Derivatives Association (“ISDA”) Master Agreement.  We are required to maintain minimum ratings as a matter of routine practice in negotiating ISDA agreements.  Under some ISDA agreements, we and LLANY have agreed to maintain certain financial strength or claims-paying ratings.  A downgrade below these levels could result in termination of derivative contracts, at which time any amounts payable by us would be dependent on the market value of the underlying derivative contracts.  In certain transactions, we and the counterparty have entered into a credit support annex requiring either party to post collateral when net exposures exceed pre-determined thresholds.  These thresholds vary by counterparty and credit rating.  The amount of such exposure is essentially the net replacement cost or market value less collateral held for such agreements with each counterparty if the net market value is in our favor.  As of December 31, 2017, and December 31, 2016, our exposure was zero and $5 million, respectively.

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The amounts recognized (in millions) by S&P credit rating of counterparty, for which we had the right to reclaim cash collateral or were obligated to return cash collateral, were as follows:

	As of December 31, 2017		As of December 31, 2016
	Collateral	Collateral	Collateral	Collateral
	Posted by	Posted by	Posted by	Posted by
S&P	Counter-	LNL	Counter-	LNL
Credit	Party	(Held by	Party	(Held by
Rating of	(Held by	Counter-	(Held by	Counter-
Counterparty	LNL)	Party)	LNL)	Party)

AA-	$116	$(1)	$53	$(32)
A+	178	(453)	10	(217)
A	170	(48)	394	(335)
A-	237	-	67	-
BBB+	-	(4)	289	-
	$701	$(506)	$813	$(584)

Balance Sheet Offsetting

Information related to the effects of offsetting on our Consolidated Balance Sheets (in millions) was as follows:

	As of December 31, 2017
		Embedded
	Derivative	Derivative
	Instruments	Instruments	Total

Financial Assets
Gross amount of recognized assets	$1,082	$965	$2,047
Gross amounts offset	(237)	-	(237)
Net amount of assets	845	965	1,810
Gross amounts not offset:
Cash collateral	(701)	-	(701)
Net amount	$144	$965	$1,109

Financial Liabilities
Gross amount of recognized liabilities	$1,037	$2,423	$3,460
Gross amounts offset	(261)	-	(261)
Net amount of liabilities	776	2,423	3,199
Gross amounts not offset:
Cash collateral	(506)	-	(506)
Net amount	$270	$2,423	$2,693

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	As of December 31, 2016
		Embedded
	Derivative	Derivative
	Instruments	Instruments	Total

Financial Assets
Gross amount of recognized assets	$1,211	$429	$1,640
Gross amounts offset	(311)	-	(311)
Net amount of assets	900	429	1,329
Gross amounts not offset:
Cash collateral	(813)	-	(813)
Net amount	$87	$429	$516

Financial Liabilities
Gross amount of recognized liabilities	$1,274	$1,510	$2,784
Gross amounts offset	(536)	-	(536)
Net amount of liabilities	738	1,510	2,248
Gross amounts not offset:
Cash collateral	(584)	-	(584)
Net amount	$154	$1,510	$1,664

7.  Federal Income Taxes

The federal income tax expense (benefit) on continuing operations (in millions) was as follows:

	For the Years Ended December 31,
	2017	2016	2015
Current	$118	$25	$71
Deferred	(1,405)	242	224
Federal income tax expense (benefit)	$(1,287)	$267	$295

A reconciliation of the effective tax rate differences (in millions) was as follows:

	For the Years Ended December 31,
	2017	2016	2015
Tax rate times pre-tax income	$256	$504	$514
Effect of:
Tax-preferred investment income	(280)	(196)	(192)
Tax credits	(29)	(28)	(26)
Change in uncertain tax positions	(17)	(11)	1
Excess tax benefits from share-based
compensation	(8)	(4)	-
Goodwill impairment	316	-	-
Deferred tax impact from the Tax Cuts
and Jobs Act	(1,526)	-	-
Other items	1	2	(2)
Federal income tax expense (benefit)	$(1,287)	$267	$295
Effective tax rate	-176%	19%	20%

The effective tax rate is the ratio of tax expense (benefit) over pre-tax income (loss).  The tax-preferred investment income relates primarily to the separate account dividends-received deduction.  The tax benefit associated with the separate account dividends-received deduction was $264  million,  $175 million and $188 million for the years ended December 31, 2017,  2016 and 2015.  Tax benefits for uncertain tax positions for the year ended December 31, 2017, were primarily attributable to the release of reserves for tax contingencies associated with a  prior tax year that closed during 2017.

As a result of the enactment of the Tax Act on December 22, 2017, we remeasured our existing deferred tax balances at the new 21% marginal corporate income tax rate and recognized $1.5 billion in tax benefit in 2017.  We continue to review and analyze the provisions of the Tax Act, including the actual and potential impact of the reduction in the U.S. federal corporate income tax rate and the impact of specific life insurance provisions on our financial statements.  The impact of the Tax Act may differ from existing amounts due to, among other things, changes in interpretations and assumptions we have made and guidance that may be issued by regulatory authorities.  The

42

Securities and Exchange Commission has issued rules that allow for a one year measurement period after the enactment of the Tax Act to finalize calculations and recording of the related tax impacts.  While we do not anticipate any significant changes to the amounts recorded as of December 31, 2017, any adjustments to amounts recorded as a result of the Tax Act will be made during 2018.    We file with a consolidated group; however, we calculate our tax expense (benefit) on a separate company basis.

The federal income tax asset (liability) (in millions) was as follows:

	As of December 31,
	2017	2016
Current	$206	$164
Deferred	(2,391)	(3,062)
Total federal income tax asset (liability)	$(2,185)	$(2,898)

Significant components of our deferred tax assets and liabilities (in millions) were as follows:

	As of December 31,
	2017	2016
Deferred Tax Assets
Future contract benefits and other contract holder funds	$580	$986
Reinsurance related embedded derivative asset	11	-
Compensation and benefit plans	123	187
Tax credits	76	85
Other	8	19
Total deferred tax assets	$798	$1,277
Deferred Tax Liabilities
DAC	$1,112	$2,038
VOBA	105	306
Net unrealized gain on AFS securities	1,579	1,596
Net unrealized gain on trading securities	39	65
Intangibles	9	20
Investment activity	118	125
Deferred gain on business sold through reinsurance	35	51
Reinsurance related embedded derivative asset	-	20
Other	192	118
Total deferred tax liabilities	$3,189	$4,339
Net deferred tax asset (liability)	$(2,391)	$(3,062)

As of December 31, 2017,  we had $73 million of alternative minimum tax credits that are not subject to expiration and $3 million of research and development credits that expire in 2036.  Although realization is not assured, management believes that it is more likely than not that we will realize the benefits of our deferred tax assets, and, accordingly, no valuation allowance has been recorded.

As of December 31, 2017 and 2016,  $11 million and $1 million, respectively, of our unrecognized tax benefits presented below, if recognized, would have affected our income tax expense and our effective tax rate.  We are not aware of any events for which it is likely that unrecognized tax benefits will significantly increase or decrease within the next year.  A reconciliation of the unrecognized tax benefits (in millions) was as follows:

	For the Years Ended
	December 31,
	2017	2016
Balance as of beginning-of-year	$1	$10
Increases for prior year tax positions	9	-
Increases for current year tax positions	1	1
Decreases for expiring statutes	-	(10)
Balance as of end-of-year	$11	$1

We recognize interest and penalties accrued, if any, related to unrecognized tax benefits as a component of tax expense.  For the years ended December 31, 2017,  2016 and 2015, we recognized interest and penalty expense (benefit) related to uncertain tax positions of zero,  $(2) million and $1 million, respectively.  We had accrued interest and penalty expense related to the unrecognized tax benefits of zero as of December 31, 2017 and 2016.

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We are subject to examination by U.S. federal, state, local and non-U.S. income authorities.  We are currently not under examination by the Internal Revenue Service; however, tax years 2014 and forward remain open.  We are currently under examination by several state and local taxing jurisdictions; however, we do not expect these examinations will materially impact us.

8.  DAC, VOBA, DSI and DFEL

Changes in DAC (in millions) were as follows:

	For the Years Ended December 31,
	2017	2016	2015
Balance as of beginning-of-year	$8,269	$8,620	$7,527
Business acquired (sold) through reinsurance	-	-	38
Deferrals	1,345	1,339	1,483
Amortization, net of interest:
Amortization, excluding unlocking, net of interest	(922)	(879)	(813)
Unlocking	61	(276)	(232)
Adjustment related to realized (gains) losses	(55)	(51)	(44)
Adjustment related to unrealized (gains) losses	(789)	(484)	661
Balance as of end-of-year	$7,909	$8,269	$8,620

Changes in VOBA (in millions) were as follows:

	For the Years Ended December 31,
	2017	2016	2015
Balance as of beginning-of-year	$874	$873	$628
Business acquired (sold) through reinsurance	-	-	(22)
Deferrals	7	3	8
Amortization:
Amortization, excluding unlocking	(105)	(105)	(128)
Unlocking	(48)	36	(82)
Accretion of interest (1)	52	52	56
Adjustment related to realized (gains) losses	(1)	(2)	(1)
Adjustment related to unrealized (gains) losses	(280)	17	414
Balance as of end-of-year	$499	$874	$873

(1)	The interest accrual rates utilized to calculate the accretion of interest ranged from 4.2% to 6.9%.

Estimated future amortization of VOBA, net of interest (in millions), as of December 31, 2017, was as follows:

2018	$49
2019	51
2020	65
2021	65
2022	61

Changes in DSI (in millions) were as follows:

	For the Years Ended December 31,
	2017	2016	2015
Balance as of beginning-of-year	$293	$301	$285
Deferrals	29	25	29
Amortization, net of interest:
Amortization, excluding unlocking, net of interest	(30)	(28)	(33)
Unlocking	(4)	(2)	2
Adjustment related to realized (gains) losses	(2)	(2)	(1)
Adjustment related to unrealized (gains) losses	1	(1)	19
Balance as of end-of-year	$287	$293	$301

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Changes in DFEL (in millions) were as follows:

	For the Years Ended December 31,
	2017	2016	2015
Balance as of beginning-of-year	$1,855	$1,923	$1,365
Deferrals	753	628	537
Amortization, net of interest:
Amortization, excluding unlocking, net of interest	(383)	(345)	(299)
Unlocking	(3)	(63)	(66)
Adjustment related to realized (gains) losses	(18)	(11)	(8)
Adjustment related to unrealized (gains) losses	(775)	(277)	394
Balance as of end-of-year	$1,429	$1,855	$1,923

9.  Reinsurance

The following summarizes reinsurance amounts (in millions) recorded on our Consolidated Statements of Comprehensive Income (Loss), excluding amounts attributable to the indemnity reinsurance transaction with Swiss Re:

	For the Years Ended December 31,
	2017	2016	2015
Direct insurance premiums and fee income	$10,103	$9,373	$9,354
Reinsurance assumed	101	105	83
Reinsurance ceded	(1,817)	(1,728)	(1,652)
Total insurance premiums and fee income	$8,387	$7,750	$7,785

Direct insurance benefits	$6,669	$6,112	$6,304
Reinsurance recoveries netted against benefits	(1,851)	(1,865)	(1,775)
Total benefits	$4,818	$4,247	$4,529

We and LLANY cede insurance to other companies.  The portion of our life insurance and annuity risks exceeding our retention limit is reinsured with other insurers.  We seek reinsurance coverage to limit our exposure to mortality losses and to enhance our capital management.  As discussed in Note 24, a portion of this reinsurance activity is with affiliated companies.

As of December 31, 2017, the policy for our reinsurance program was to retain up to $20 million on a single insured life.  As the amount we retain varies by policy, we reinsured approximately 25% of the mortality risk on newly issued life insurance contracts in 2017.  Approximately 35% and 36% of our total individual life in-force amount was reinsured as of December 31, 2017 and 2016, respectively.  Portions of our deferred annuity business have been reinsured on either a coinsurance or a Modco basis with other companies to limit our exposure to interest rate risks.  As of December 31, 2017 and 2016, the reserves associated with these reinsurance arrangements totaled $541 million and $584 million, respectively.

We focus on obtaining reinsurance from a diverse group of reinsurers, and we monitor concentration as well as financial strength ratings of our reinsurers.  We regularly evaluate the financial condition of our reinsurers and monitor concentrations of credit risk related to reinsurance activities.  Our amounts recoverable from reinsurers represent receivables from and reserves ceded to reinsurers and LNBAR.  The amounts recoverable from reinsurers were $6.5  billion and $6.8 billion as of December 31, 2017 and 2016, respectively.  Our reinsurance operations were acquired by Swiss Re in December 2001 through a series of indemnity reinsurance transactions.  As such, Swiss Re reinsured certain liabilities and obligations under the indemnity reinsurance agreements and thereby represents our largest reinsurance exposure.  As we are not relieved of our liability to the ceding companies for this business, the liabilities and obligations associated with the reinsured policies remain on our Consolidated Balance Sheets with a corresponding reinsurance receivable from Swiss Re, which totaled $1.9 billion and $2.2 billion as of December 31, 2017 and 2016, respectively.  Swiss Re has funded a trust, with a balance of $2.5 billion as of December 31, 2017, to support this business.  In addition to various remedies that we would have in the event of a default by Swiss Re, we continue to hold assets in support of certain of the transferred reserves.  These assets consist of those reported as trading securities and certain mortgage loans.  Our liabilities for funds withheld and embedded derivatives as of December 31, 2017, included $269 million and $46 million, respectively, related to the business sold to Swiss Re.  In addition, the amounts recoverable from LNBAR were $2.1 billion as of December 31, 2017 and 2016.  LNBAR has funded trusts to support the business ceded of which the balance in the trusts changes as a result of ongoing reinsurance activity and totaled $1.9 billion as of December 31, 2017.

We recorded the gain related to the indemnity reinsurance transactions with Swiss Re as a deferred gain on business sold through reinsurance on our Consolidated Balance Sheets and amortized the gain over the period which the majority of the earnings were expected to emerge, and the deferred gain was fully amortized in 2017.  We amortized $15 million, after-tax, of deferred gain on business sold through reinsurance during 2017 and $48 million during 2016 and 2015, respectively.

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10.  Goodwill and Specifically Identifiable Intangible Assets

The changes in the carrying amount of goodwill (in millions) by reportable segment were as follows:

	For the Year Ended December 31, 2017
	Gross	Accumulated
	Goodwill	Impairment		Net
	as of	as of		Goodwill
	Beginning-	Beginning-		as of End-
	of-Year	of-Year	Impairment	of-Year
Annuities	$1,040	$(600)	$-	$440
Retirement Plan Services	20	-	-	20
Life Insurance	2,186	(647)	(905)	634
Group Protection	274	-	-	274
Total goodwill	$3,520	$(1,247)	$(905)	$1,368

	For the Year Ended December 31, 2016
	Gross	Accumulated
	Goodwill	Impairment		Net
	as of	as of		Goodwill
	Beginning-	Beginning-		as of End-
	of-Year	of-Year	Impairment	of-Year
Annuities	$1,040	$(600)	$-	$440
Retirement Plan Services	20	-	-	20
Life Insurance	2,186	(647)	-	1,539
Group Protection	274	-	-	274
Total goodwill	$3,520	$(1,247)	$-	$2,273

The fair values of our reporting units (Level 3 fair value estimates) are comprised of the value of in-force (i.e., existing) business and the value of new business.  Specifically, new business is representative of cash flows and profitability associated with policies or contracts we expect to issue in the future, reflecting our forecasts of future sales volume and product mix over a 10-year period.  To determine the values of in-force and new business, we use a discounted cash flows technique that applies a discount rate reflecting the market expected, weighted-average rate of return adjusted for the risk factors associated with operations to the projected future cash flows for each reporting unit.

As of October 1, 2017, the date of our annual quantitative assessment of goodwill, our Annuities, Retirement Plan Services and Group Protection reporting units had fair values that exceeded the carrying value of each reporting unit.  As discussed in Note 2, our early adoption of ASU 2017-04, “Simplifying the Test for Goodwill Impairment,” resulted in impairment of the Life Insurance reporting unit goodwill of $905 million during the fourth quarter of 2017 driven primarily from the impact of the December 22, 2017, enactment of the Tax Act that increased the carrying value of the Life Insurance reporting unit in excess of its fair value.

The gross carrying amounts and accumulated amortization (in millions) for each major specifically identifiable intangible asset class by reportable segment were as follows:

	As of December 31, 2017		As of December 31, 2016
	Gross		Gross
	Carrying	Accumulated	Carrying	Accumulated
	Amount	Amortization	Amount	Amortization
Life Insurance:
Sales force	$100	$47	$100	$43
Retirement Plan Services:
Mutual fund contract rights (1)	5	-	5	-
Total	$105	$47	$105	$43

(1)	No amortization recorded as the intangible asset has indefinite life.

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Future estimated amortization of specifically identifiable intangible assets (in millions) as of December 31, 2017, was as follows:

2018	$4
2019	4
2020	4
2021	4
2022	4
Thereafter	33

11.  Guaranteed Benefit Features

Information on the GDB features outstanding (dollars in millions) was as follows:

	As of December 31,
	2017 (1)	2016 (1)
Return of Net Deposits
Total account value	$96,941	$87,707
Net amount at risk (2)	81	824
Average attained age of contract holders	64 years	63 years

Minimum Return
Total account value	$108	$105
Net amount at risk (2)	18	22
Average attained age of contract holders	76 years	75 years
Guaranteed minimum return	5%	5%

Anniversary Contract Value
Total account value	$26,596	$24,605
Net amount at risk (2)	417	782
Average attained age of contract holders	70 years	69 years

(1)	Our variable contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive.
(2)	Represents the amount of death benefit in excess of the account balance that is subject to market fluctuations.

The determination of GDB liabilities is based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience.  The following summarizes the balances of and changes in the liabilities for GDBs (in millions), which were recorded in future contract benefits on our Consolidated Balance Sheets:

	For the Years Ended December 31,
	2017	2016	2015
Balance as of beginning-of-year	$110	$115	$89
Changes in reserves	8	34	52
Benefits paid	(18)	(39)	(26)
Balance as of end-of-year	$100	$110	$115

Variable Annuity Contracts

Account balances of variable annuity contracts, including those with guarantees, (in millions) were invested in separate account investment options as follows:

	As of December 31,
	2017	2016
Asset Type
Domestic equity	$59,647	$50,337
International equity	20,837	16,714
Fixed income	40,626	37,795
Total	$121,110	$104,846

Percent of total variable annuity
separate account values	99%	99%

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Secondary Guarantee Products

Future contract benefits and other contract holder funds include reserves for our secondary guarantee products sold through our Life Insurance segment.  These UL and VUL products with secondary guarantees represented 32% and 36% of total life insurance in-force reserves as of December 31, 2017 and 2016, respectively.  UL and VUL products with secondary guarantees represented 27% of total sales for the year ended December 31, 2017, and 33% for the years ended December 31, 2016 and 2015.

12.  Short-Term and Long-Term Debt

Details underlying short-term and long-term debt (in millions) were as follows:

	As of December 31,
	2017	2016
Short-Term Debt
Short-term debt (1)	$10	$280

Long-Term Debt, Excluding Current Portion
Surplus notes due LNC:
LIBOR + 142 bps surplus note, due 2023	$-	$240
9.76% surplus note, due 2024	50	50
6.56% surplus note, due 2028	500	500
LIBOR + 111 bps surplus note, due 2028	71	71
LIBOR + 226 bps surplus note, due 2028	573	533
6.03% surplus note, due 2028	750	750
LIBOR + 200 bps surplus note, due 2035	30	30
LIBOR + 155 bps surplus note, due 2037	25	-
4.20% surplus note, due 2037	50	-
LIBOR + 100 bps surplus note, due 2037	325	375
Total surplus notes	2,374	2,549
Total long-term debt	$2,374	$2,549

(1)	The short-term debt represents short-term notes payable to LNC.

During 2017, we recognized a $5 million loss on the early extinguishment of debt, pre-tax, related to unamortized issuance costs on our Consolidated Statements of Comprehensive Income (Loss).

Future principal payments due on long-term debt (in millions) as of December 31, 2017, were as follows:

2018	$-
2019	-
2020	-
2021	-
2022	-
Thereafter	2,374
Total	$2,374

On June 28, 2013, we issued a surplus note of $240 million to LNC.  The note called for us to pay the principal amount of the note on or before June 28, 2023, and interest to be paid quarterly at an annual rate of the London Interbank Offered Rate (“LIBOR”) + 142 bps.  Subject to approval by the Indiana Insurance Commissioner (the “Commissioner”), we had the right to repay the note in whole or in part prior to the maturity date, if our statutory capital surplus exceeds the sum of our surplus at closing plus any accrued but unpaid interest.  On September 27, 2017, we executed the right to repay the surplus note in whole totaling $240 million to LNC using dividends from subsidiaries and other items.

We issued a surplus note of $50 million to LNC in 1994.  The note calls for us to pay the principal amount of the note on or before September 30, 2024, and interest to be paid semiannually at an annual rate of 9.76%.  Subject to approval by the Commissioner, we have the right to repay the note on any March 31 or September 30.

We issued a surplus note of $500 million to LNC in 1998.  The note calls for us to pay the principal amount of the note on or before March 31, 2028, and interest to be paid quarterly at an annual rate of 6.56%.  Subject to approval by the Commissioner, LNC has the right to redeem the note for immediate repayment in total or in part once per year on the anniversary date of the note.  Any payment of interest or repayment of principal may be paid only out of our statutory earnings, only if our statutory capital surplus exceeds our statutory capital as of the date of note issuance of $2.3 billion, and subject to approval by the Commissioner.

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On October 1, 2013, we issued a surplus note of $71 million to LNC.  The note calls for us to pay the principal amount of the note on or before September 24, 2028, and interest to be paid quarterly at an annual rate of LIBOR + 111 bps.  Subject to approval by the Commissioner, we have the right to repay the note in whole or in part prior to the maturity date, if our statutory capital surplus exceeds the sum of our surplus at closing plus any accrued but unpaid interest.

On December 17, 2013, we issued a variable surplus note to a wholly-owned subsidiary of LNC with an initial outstanding principal amount of $287 million.  The outstanding principal amount as of December 31, 2017, was $573 million.  The note calls for us to pay the principal amount of the note on or before October 1, 2028, and interest to be paid quarterly at an annual rate of LIBOR + 226 bps.

We issued a surplus note of $750 million to LNC in 1998.  The note calls for us to pay the principal amount of the note on or before December 31, 2028, and interest to be paid quarterly at an annual rate of 6.03%.  Subject to approval by the Commissioner, LNC has the right to redeem the note for immediate repayment in total or in part once per year on the anniversary date of the note.  Any payment of interest or repayment of principal may be paid only out of our statutory earnings, only if our statutory capital surplus exceeds our statutory capital surplus as of the date of note issuance of $2.4 billion, and subject to approval by the Commissioner.

On October 1, 2015, we issued a surplus note of $30 million to LNC.  The note calls for us to pay the principal amount of the note on or before September 28, 2035, and interest to be paid quarterly at an annual rate of LIBOR + 200 bps.  Subject to approval by the Commissioner, we have the right to repay the note in whole or in part prior to the maturity date, if our statutory capital surplus exceeds the sum of our surplus at closing plus any accrued but unpaid interest.

On July 1, 2017, we issued a surplus note of $25 million to LNC.  The note calls for us to pay the principal amount of the note on or before June 30, 2037, and interest to be paid quarterly at an annual rate of LIBOR + 155 bps.  Subject to approval by the Commissioner, we have the right to repay the note in whole or in part prior to the maturity date, if our statutory capital surplus exceeds the sum of our surplus at closing plus any accrued but unpaid interest.

On October 1, 2017, we issued a surplus note of $50 million to LNC.  The note calls for us to pay the principal amount of the note on or before July 1, 2037, and interest to be paid quarterly at an annual rate of 4.20%.  Subject to approval by the Commissioner, we have the right to repay the note in whole or in part prior to the maturity date, if our statutory capital surplus exceeds the sum of our surplus at closing plus any accrued but unpaid interest.

On October 9, 2007, we issued a surplus note of $375 million that LNC has held effective December 31, 2008.  The note calls for us to pay the principal amount of the note on or before October 9, 2037, and interest to be paid quarterly at an annual rate of LIBOR + 100 bps.  On June 15, 2017, the surplus note was amended to include repayment terms stating subject to approval by the Commissioner, we have the right to repay the note in whole or in part prior to the maturity date, if our statutory capital surplus exceeds the sum of our surplus at closing plus any accrued but unpaid interest.  In fourth quarter of 2017, we executed the right to repay the surplus note in part totaling $50 million to LNC.

Credit Facilities and Letters of Credit

Credit facilities, which allow for borrowing or issuances of letters of credit (“LOCs”), and LOCs (in millions) were as follows:

		As of December 31, 2017
	Expiration	Maximum	LOCs
	Date	Available	Issued
Credit Facilities
Five-year revolving credit facility	Jun-2021	$2,500	$275
LOC facility (1)	Aug-2031	990	945
LOC facility (1)	Oct-2031	1,023	1,020
Total		$4,513	$2,240

(1)	Our wholly-owned subsidiaries entered into irrevocable LOC facility agreements with third-party lenders supporting inter-company reinsurance agreements.

On June 30, 2016, we refinanced the existing credit agreement with a syndicate of banks.  This agreement (the “credit facility”) allows for the borrowing and issuance of LOCs of up to $2.5 billion, $1.75 billion of which is available only to reimburse the banks for drawn LOCs.  The credit facility is unsecured and has a commitment termination date of June 30, 2021.  The LOCs under the facility are used primarily to satisfy reserve credit requirements of (i) ourselves and LLANY for which reserve credit is provided by our captive reinsurance subsidiaries and LNBAR and (ii) certain ceding companies of our legacy reinsurance business.

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The credit facility contains or includes:

•

Customary terms and conditions, including covenants restricting our ability to incur liens, merge or consolidate with another entity where we are not the surviving entity and dispose of all or substantially all of our assets;

•

Financial covenants including maintenance of a minimum consolidated net worth (as defined in the facility) equal to the sum of $10.5 billion plus 50% of the aggregate net proceeds of equity issuances received by us in accordance with the terms of the credit facility; and a debt-to-capital ratio as defined in accordance with the credit facility not to exceed 0.35 to 1.00; and

•	Customary events of default, subject to certain materiality thresholds and grace periods for certain of those events of default.

Upon an event of default, the credit facility provides that, among other things, the commitments may be terminated and the loans then outstanding may be declared due and payable.  As of December 31, 2017, we were in compliance with all such covenants.

Our LOC facility agreements each contain customary terms and conditions, including early termination fees, covenants restricting the ability of the subsidiaries to incur liens, merge or consolidate with another entity and dispose of all or substantially all of their assets.  Upon an event of early termination, the agreements require the immediate payment of all or a portion of the present value of the future LOC fees that would have otherwise been paid.  Further, the agreements contain customary events of default, subject to certain materiality thresholds and grace periods for certain of those events of default.  The events of default include payment defaults, covenant defaults, material inaccuracies in representations and warranties, bankruptcy and liquidation proceedings and other customary defaults.  Upon an event of default, the agreements provide that, among other things, obligations to issue, amend or increase the amount of any LOC shall be terminated and any obligations shall become immediately due and payable.  As of December 31, 2017, we were in compliance with all such covenants.

13.  Contingencies and Commitments

Contingencies

Regulatory and Litigation Matters

Regulatory bodies, such as state insurance departments, the SEC, Financial Industry Regulatory Authority and other regulatory bodies regularly make inquiries and conduct examinations or investigations concerning our compliance with, among other things, insurance laws, securities laws, laws governing the activities of broker-dealers, registered investment advisors and unclaimed property laws.

LNL and its affiliates are involved in various pending or threatened legal or regulatory proceedings, including purported class actions, arising from the conduct of business both in the ordinary course and otherwise.  In some of the matters, very large and/or indeterminate amounts, including punitive and treble damages, are sought.  Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief.  Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court.  In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding verdicts obtained in the jurisdiction for similar matters.  This variability in pleadings, together with the actual experiences of LNL in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

Due to the unpredictable nature of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time is normally difficult to ascertain.  Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal.  Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

We establish liabilities for litigation and regulatory loss contingencies when information related to the loss contingencies shows both that it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated.  It is possible that some matters could require us to pay damages or make other expenditures or establish accruals in amounts that could not be estimated as of December 31, 2017.  While the potential future charges could be material in the particular quarterly or annual periods in which they are recorded, based on information currently known by management, management does not believe any such charges are likely to have a material adverse effect on LNL’s financial condition.

For some matters, the Company is able to estimate a reasonably possible range of loss.  For such matters in which a loss is probable, an accrual has been made.  For such matters where a loss is believed to be reasonably possible, but not probable, no accrual has been made.  Accordingly, the estimate contained in this paragraph reflects two types of matters.  For some matters included within this estimate, an accrual has been made, but there is a reasonable possibility that an exposure exists in excess of the amount accrued.  In these cases, the estimate reflects the reasonably possible range of loss in excess of the accrued amount.  For other matters included within this estimation, no accrual has been made because a loss, while potentially estimable, is believed to be reasonably possible but not probable.  In these cases, the estimate reflects the reasonably possible loss or range of loss.  As of December 31, 2017, we estimate the aggregate range of reasonably possible losses to be up to approximately $50  million.

For other matters, we are not currently able to estimate the reasonably possible loss or range of loss.  We are often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the

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range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts and the progress of settlement negotiations.  On a quarterly and annual basis, we review relevant information with respect to litigation contingencies and update our accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

Certain reinsurers have sought rate increases on certain yearly renewable term treaties.  We are disputing the requested rate increases under these treaties.  We have initiated and will initiate arbitration proceedings, as necessary, under these treaties in order to protect our contractual rights.  Additionally, reinsurers may initiate arbitration proceedings against us.  We believe it is unlikely the outcome of these disputes will have a material adverse effect on our financial condition.    For more information about reinsurance, see Note 9.

Cost of Insurance Litigation

Glover v. Connecticut General Life Insurance Company and The Lincoln National Life Insurance Company, filed in the U.S. District Court for the District of Connecticut, No. 3:16cv00827, is a putative class action that was served on LNL on June 8, 2016.  Plaintiff is the owner of a universal life insurance policy who alleges that LNL charged more for non-guaranteed cost of insurance than permitted by the policy.  Plaintiff seeks to represent all universal life and variable universal life policyholders who owned policies containing non-guaranteed cost of insurance provisions that are similar to those of Plaintiff’s policy and seeks damages on behalf of all such policyholders.  We are vigorously defending this matter.

Helen Hanks v. The Lincoln Life and Annuity Company of New York(“LLANY”) and Voya Retirement Insurance and Annuity Company (“Voya”), filed in the U.S. District Court for the Southern District of New York, No. 16cv6399, is a putative class action that was served on LLANY on August 12, 2016.  Plaintiff owns a universal life policy originally issued by Aetna (now Voya) and alleges that (i) Voya breached the terms of the policy when it increased non-guaranteed cost of insurance rates on Plaintiff’s policy; and (ii) LLANY, as reinsurer and administrator of Plaintiff’s policy, engaged in wrongful conduct related to the cost of insurance increase and was unjustly enriched as a result.  Plaintiff seeks to represent all owners of Aetna life insurance policies that were subject to non-guaranteed cost of insurance rate increases in 2016 and seeks damages on their behalf.  We are vigorously defending this matter.

EFG Bank AG, Cayman Branch, et al. v. The Lincoln National Life Insurance Company, pending in the U.S. District Court for the Eastern District of Pennsylvania, No. 2:17-cv-02592, is a civil action filed on February 1, 2017.  Plaintiffs own Legend Series universal life insurance policies originally issued by Jefferson-Pilot (now LNL).  Plaintiffs allege that LNL breached the terms of policyholders’ contracts when it increased cost of insurance rates beginning in 2016.  We are vigorously defending this matter.

Swenson, et al. v. The Lincoln National Life Insurance Company, Lincoln Life & Annuity Company of New York, Lincoln National Corporation, Voya Retirement Insurance and Annuity Company, and Voya Financial, Inc., filed in the U.S. District Court for the Southern District of New York, No. 1:17-cv-04843, is a civil action filed on February 1, 2017.  Plaintiffs own universal life insurance policies originally issued by Aetna (now Voya).  Plaintiffs alleged that LNL breached the terms of policyholders’ contracts when it increased cost of insurance rates beginning in 2016.  Plaintiffs voluntarily dismissed this action without prejudice on November 14, 2017.

In re: Lincoln National COI Litigation, pending in the U.S. District Court for the Eastern District of Pennsylvania, Master File No. 16-cv-06605-GJP, is a consolidated litigation matter related to multiple putative class action filings that were consolidated by an order dated March 20, 2017. In addition to consolidating a number of existing matters, the order also covers any future cases filed in the same district related to the same subject matter.  Plaintiffs own universal life insurance policies originally issued by Jefferson-Pilot (now LNL). Plaintiffs allege that LNL and LNC breached the terms of policyholders’ contracts by increasing non-guaranteed cost of insurance rates beginning in 2016. Plaintiffs seek to represent classes of policyowners and seek damages on their behalf. We are vigorously defending this matter.

Tutor v. Lincoln National Corporation and The Lincoln National Life Insurance Company, pending in the U.S. District Court for the Eastern District of Pennsylvania, No. 2:17-cv-04150, is a putative class action filed on September 18, 2017. Plaintiff owns a universal life insurance policy originally issued by former Jefferson-Pilot (now LNL).  Plaintiff alleges that LNL and LNC breached the terms of policyholders’ contracts by increasing non-guaranteed cost of insurance rates beginning in 2017. We are vigorously defending this matter.

Trinchero, et al. v. Lincoln National Corporation and The Lincoln National Life Insurance Company, pending in the U.S. District Court for the Eastern District of Pennsylvania, No. 2:18-cv-00765, is a putative class action filed on February 22, 2018. Plaintiffs own universal life insurance policies originally issued by former Jefferson-Pilot (now LNL).  Plaintiffs allege that LNL and LNC breached the terms of policyholders’ contracts by increasing non-guaranteed cost of insurance rates beginning in 2017. We are vigorously defending this matter.

Commitments

Operating Leases

We lease our home office properties.  In 2017, we extended the Radnor lease with a new term expiring in 2024.  Additionally, in 2017, we extended the Fort Wayne lease with a new term expiring in 2029.  In 2016, a lease commenced in Atlanta, Georgia at our RiverEdge Summit location and the lease shall expire in 2027.  Furthermore, in 2016, we renegotiated the Hartford lease with a new term expiring in 2028.

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Total rental expense on operating leases for the years ended December 31, 2017,  2016 and 2015, was $36 million, $37 million and $35 million, respectively.  Future minimum rental commitments (in millions) as of December 31, 2017, were as follows:

2018	$31
2019	31
2020	27
2021	24
2022	19
Thereafter	66
Total	$198

Capital Leases

In 2017 and 2016, we entered into sale-leaseback transactions on $62 million and $85 million, respectively, (net of amortization) of assets.  These transactions have been classified as capital leases on our Consolidated Balance Sheets.  These assets will continue to be amortized on a straight-line basis over the assets’ remaining lives.  Total accumulated amortization related to these leased assets as of December 31, 2017 and 2016, was $101 million and $92 million, respectively.  Future minimum lease payments under capital leases (in millions) as of December 31, 2017, were as follows:

2018	$7
2019	90
2020	52
2021	62
2022	63
Thereafter	28
Total minimum lease payments	302
Less: Amount representing interest	26
Present value of minimum lease payments	$276

Vulnerability from Concentrations

As of December 31, 2017, we did not have a concentration of: business transactions with a particular customer or lender; sources of supply of labor or services used in the business; or a market or geographic area in which business is conducted that makes us vulnerable to an event that is at least reasonably possible to occur in the near term and which could cause a severe impact to our financial condition.

Although we do not have any significant concentration of customers, our American Legacy Variable Annuity (“ALVA”) product offered in our Annuities segment is significant to this segment.  The ALVA product accounted for 14%,  21% and 18% of Annuities’ variable annuity product deposits in 2017, 2016 and 2015, respectively, and represented approximately 40%,  41% and 42% of the segment’s total variable annuity product account values as of December 31, 2017, 2016 and 2015, respectively.  In addition, fund choices for certain of our other variable annuity products offered in our Annuities segment include American Fund Insurance SeriesSM (“AFIS”) funds.  For the Annuities segment, AFIS funds accounted for 20%,  23% and 20% of variable annuity product deposits in 2017, 2016 and 2015, respectively, and represented 47%,  47% and 48% of the segment’s total variable annuity product account values as of December 31, 2017, 2016 and 2015, respectively.

Other Contingency Matters

State guaranty funds assess insurance companies to cover losses to contract holders of insolvent or rehabilitated companies.  Mandatory assessments may be partially recovered through a reduction in future premium taxes in some states.  We have accrued for expected assessments and the related reductions in future state premium taxes, which net to assessments (recoveries) of $(17) million and $(10) million as of December 31, 2017 and 2016, respectively.

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14.  Shares and Stockholder’s Equity

All authorized and issued shares of LNL are owned by LNC.

AOCI

The following summarizes the components and changes in AOCI (in millions):

	For the Years Ended December 31,
	2017	2016	2015
Unrealized Gain (Loss) on AFS Securities
Balance as of beginning-of-year	$1,687	$934	$3,054
Unrealized holding gains (losses) arising during the year	2,872	1,549	(4,386)
Change in foreign currency exchange rate adjustment	134	(100)	(45)
Change in DAC, VOBA, DSI, future contract benefits and other contract holder funds	(703)	(460)	1,293
Income tax benefit (expense)	(745)	(351)	1,095
Less:
Reclassification adjustment for gains (losses) included in net income (loss)	(40)	(155)	147
Associated amortization of DAC, VOBA, DSI and DFEL	(19)	(22)	(28)
Income tax benefit (expense)	21	62	(42)
Balance as of end-of-year	$3,283	$1,687	$934
Unrealized OTTI on AFS Securities
Balance as of beginning-of-year	$22	$19	$19
(Increases) attributable to:
Gross OTTI recognized in OCI during the year	-	(53)	(29)
Change in DAC, VOBA, DSI and DFEL	-	12	4
Income tax benefit (expense)	-	14	8
Decreases attributable to:
Changes in fair value, sales, maturities or other settlements of AFS securities	34	51	43
Change in DAC, VOBA, DSI and DFEL	(7)	(7)	(17)
Income tax benefit (expense)	(10)	(15)	(9)
Balance as of end-of-year	$39	$22	$19
Unrealized Gain (Loss) on Derivative Instruments
Balance as of beginning-of-year	$93	$157	$127
Unrealized holding gains (losses) arising during the year	63	(175)	(185)
Change in foreign currency exchange rate adjustment	(137)	96	48
Change in DAC, VOBA, DSI and DFEL	1	2	3
Income tax benefit (expense)	26	27	46
Less:
Reclassification adjustment for gains (losses) included in net income (loss)	31	24	(184)
Associated amortization of DAC, VOBA, DSI and DFEL	(2)	(2)	2
Income tax benefit (expense)	(10)	(8)	64
Balance as of end-of-year	$27	$93	$157
Funded Status of Employee Benefit Plans
Balance as of beginning-of-year	$(20)	$(19)	$(21)
Adjustment arising during the year	(4)	(2)	3
Income tax benefit (expense)	2	1	(1)
Balance as of end-of-year	$(22)	$(20)	$(19)

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The following summarizes the reclassifications out of AOCI (in millions) and the associated line item in the Consolidated Statements of Comprehensive Income (Loss):

	For the Years Ended December 31,
	2017	2016	2015
Unrealized Gain (Loss) on AFS Securities
Gross reclassification	$(40)	$(155)	$147	Total realized gain (loss)
Associated amortization of DAC,
VOBA, DSI and DFEL	(19)	(22)	(28)	Total realized gain (loss)
Reclassification before income				Income (loss) from continuing
tax benefit (expense)	(59)	(177)	119	operations before taxes
Income tax benefit (expense)	21	62	(42)	Federal income tax expense (benefit)
Reclassification, net of income tax	$(38)	$(115)	$77	Net income (loss)

Unrealized OTTI on AFS Securities
Gross reclassification	$5	$3	$2	Total realized gain (loss)
Change in DAC, VOBA, DSI and DFEL	(1)	-	-	Total realized gain (loss)
Reclassification before income				Income (loss) from continuing
tax benefit (expense)	4	3	2	operations before taxes
Income tax benefit (expense)	(1)	-	-	Federal income tax expense (benefit)
Reclassification, net of income tax	$3	$3	$2	Net income (loss)

Unrealized Gain (Loss) on Derivative Instruments
Gross reclassifications:
Interest rate contracts	$4	$5	$(190)	Net investment income
Interest rate contracts	-	1	-	Total realized gain (loss)
Foreign currency contracts	18	11	6	Net investment income
Foreign currency contracts	9	7	-	Total realized gain (loss)
Total gross reclassifications	31	24	(184)
Associated amortization of DAC,
VOBA, DSI and DFEL	(2)	(2)	2	Commissions and other expenses
Reclassifications before income				Income (loss) from continuing
tax benefit (expense)	29	22	(182)	operations before taxes
Income tax benefit (expense)	(10)	(8)	64	Federal income tax expense (benefit)
Reclassifications, net of income tax	$19	$14	$(118)	Net income (loss)

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15.  Realized Gain (Loss)

Details underlying realized gain (loss) (in millions) reported on our Consolidated Statements of Comprehensive Income (Loss) were as follows:

	For the Years Ended December 31,
	2017	2016	2015
Total realized gain (loss) related to certain investments (1)	$(71)	$(241)	$(83)
Realized gain (loss) on the mark-to-market on certain instruments (2)	(155)	(66)	123
Indexed annuity and IUL contracts net derivatives results: (3)
Gross gain (loss)	(22)	(1)	(78)
Associated amortization of DAC, VOBA, DSI and DFEL	(2)	(4)	14
GLB fees ceded to LNBAR and attributed fees:
Gross gain (loss)	(174)	(166)	(161)
Associated amortization of DAC, VOBA, DSI and DFEL	(32)	(32)	(34)
Realized gain (loss) on sale of subsidiaries/businesses (4)	-	-	(3)
Total realized gain (loss)	$(456)	$(510)	$(222)

(1)	See “Realized Gain (Loss) Related to Certain Investments” section in Note 5.
(2)

Represents changes in the fair values of certain derivative investments (not including those associated with our variable and indexed annuity and IUL contracts net derivatives results), reinsurance related embedded derivatives and trading securities.

(3)

Represents the net difference between the change in the fair value of the S&P 500 call options that we hold and the change in the fair value of the embedded derivative liabilities of our indexed annuity and IUL contracts along with changes in the fair value of embedded derivative liabilities related to index call options we may purchase in the future to hedge contract holder index allocations applicable to future reset periods for our indexed annuity products.

(4)	See “Lincoln Financial Media Company” in Note 3.

16.  Commissions and Other Expenses

Details underlying commissions and other expenses (in millions) were as follows:

	For the Years Ended December 31,
	2017	2016	2015
Commissions	$1,998	$1,927	$2,082
General and administrative expenses	1,715	1,623	1,683
Expenses associated with reserve financing and unrelated LOCs	57	40	32
DAC and VOBA deferrals and interest, net of amortization	(390)	(170)	(292)
Broker-dealer expenses	329	320	329
Specifically identifiable intangible asset amortization	4	4	4
Media expenses	-	-	28
Taxes, licenses and fees	254	261	243
Total	$3,967	$4,005	$4,109

17.  Retirement and Deferred Compensation Plans

Defined Benefit Pension and Other Postretirement Benefit Plans

We maintain defined benefit pension plans in which certain agents are participants.  These defined benefit pension plans are closed to new entrants and existing participants do not accrue any additional benefits.  We comply with applicable minimum funding requirements and do not expect to be required to make any contributions to these pension plans in 2018.  We sponsor other postretirement benefit plans that provide health care and life insurance to certain retired agents.  Total net periodic cost (recovery) for these plans was $5 million,  $3 million and $3 million during 2017, 2016 and 2015, respectively.  In 2018, we expect to make benefit payments of approximately $11 million for these plans.

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Information (in millions) with respect to these plans was as follows:

	As of or For the Years Ended December 31,
	2017	2016	2017	2016

			Other Postretirement
	Pension Plans		Benefit Plans
Fair value of plan assets	$111	$117	$7	$7
Projected benefit obligation	119	117	12	11
Funded status	$(8)	$-	$(5)	$(4)

Amounts Recognized on the
Consolidated Balance Sheets
Other assets	$-	$2	$-	$-
Other liabilities	(8)	(2)	(5)	(4)
Net amount recognized	$(8)	$-	$(5)	$(4)

Weighted-Average Assumptions
Benefit obligations:
Weighted-average discount rate	4.00%	4.50%	4.00%	4.50%
Net periodic benefit cost:
Weighted-average discount rate	4.50%	4.50%	4.50%	4.50%
Expected return on plan assets	4.75%	5.50%	6.50%	6.50%

The weighted average discount rate was determined based on a corporate yield curve as of December 31, 2017, and projected benefit obligation cash flows.  The expected return on plan assets was determined based on historical and expected future returns of the various asset categories, using the plans’ target plan allocation.  We reevaluate these assumptions each plan year.

The following summarizes our fair value measurements of our benefit plans’ assets (in millions) on a recurring basis by asset category:

	As of December 31,
	2017	2016

Fixed maturity securities:
Corporate bonds	$1	$21
U.S. government bonds	105	93
U.S. government mortgage-backed
securities	3	-
Cash and invested cash	2	2
Other investments	7	8
Total	$118	$124

See “Fair Value Measurement” in Note 1 for discussion on how we categorize our pension plans’ assets into the three-level fair value hierarchy.  See “Financial Instruments Carried at Fair Value” in Note 20 for a summary of our fair value measurement of our pension plans’ assets by the three-level fair value hierarchy.

Participation in Defined Benefit Pension and Other Postretirement Benefit Plans

We participate in defined benefit pension plans that are sponsored by LNC for certain employees and non-employee directors.  These defined benefit pension plans are closed to new entrants, and existing participants do not accrue any additional benefits.  We also participate in other postretirement benefit plans sponsored by LNC that provide health care and life insurance to certain retired employees.  Our expense for these plans was $7 million, $9 million and $30 million for the years ended December 31, 2017, 2016 and 2015, respectively.

Defined Contribution Plans

We sponsor tax-qualified defined contribution plans for eligible agents that are administered in accordance with the plan documents and various limitations under section 401(a) of the Internal Revenue Code of 1986.  We also participate in defined contribution plans sponsored by LNC for eligible employees.  Our expense for these plans was $85  million,  $83  million and $79  million, for the years ended December 31, 2017, 2016 and 2015, respectively.

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Deferred Compensation Plans

We sponsor non-qualified, unfunded, deferred compensation plans for certain current and former agents.  Certain current employees participate in non-qualified, unfunded, deferred compensation plans sponsored by LNC.  The results of certain notional investment options within some of the plans are hedged by total return swaps.    Our expenses increase or decrease in direct proportion to the change in market value of the participants’ investment options.  Participants of certain plans are able to select LNC stock as a notional investment option; however, it is not hedged by the total return swaps and is a primary source of expense volatility related to these plans.  Our expense for these plans was $27  million, $22  million and $12 million for the years ended December 31, 2017, 2016 and 2015, respectively.    For further discussion of total return swaps related to our deferred compensation plans, see Note 6.

Information (in millions) with respect to these plans was as follows:

	As of December 31,
	2017	2016
Total liabilities (1)	$517	$440
Investments dedicated to fund liabilities (2)	182	159

(1)	Reported in other liabilities on our Consolidated Balance Sheets.
(2)	Reported in other assets on our Consolidated Balance Sheets.

18.  Stock-Based Incentive Compensation Plans

Our employees and agents are included in LNC’s various incentive plans that provide for the issuance of stock options, performance shares (performance-vested shares as opposed to service-vested shares), stock appreciation rights (“SARs”) and restricted stock units (“RSUs”).  LNC issues new shares to satisfy option exercises.

Total compensation expense (in millions) by award type for all of our stock-based incentive plans was as follows:

	For the Years Ended December 31,
	2017	2016	2015
Stock options	$9	$9	$7
Performance shares	12	10	11
SARs	2	3	-
RSUs	24	22	21
Total	$47	$44	$39

Recognized tax benefit	$16	$15	$14

19.  Statutory Information and Restrictions

We prepare financial statements in accordance with statutory accounting principles (“SAP”) prescribed or permitted by the insurance departments of our states of domicile, which may vary materially from GAAP.

Prescribed SAP includes the Accounting Practices and Procedures Manual of the National Association of Insurance Commissioners (“NAIC”) as well as state laws, regulations and administrative rules.  Permitted SAP encompasses all accounting practices not so prescribed.  The principal differences between statutory financial statements and financial statements prepared in accordance with GAAP are that statutory financial statements do not reflect DAC, some bond portfolios may be carried at amortized cost, assets and liabilities are presented net of reinsurance, contract holder liabilities are generally valued using more conservative assumptions and certain assets are non-admitted.

We are subject to the applicable laws and regulations of our states of domicile.  Changes in these laws and regulations could change capital levels or capital requirements for the Company.

Statutory capital and surplus, net gain (loss) from operations, after-tax, net income (loss) and dividends to the LNC holding company amounts (in millions) below consist of all or a combination of the following entities:  LNL, Lincoln Reinsurance Company of South Carolina, LLANY, Lincoln Reinsurance Company of Vermont I, Lincoln Reinsurance Company of Vermont III, Lincoln Reinsurance Company of Vermont IV, Lincoln Reinsurance Company of Vermont V, Lincoln Reinsurance Company of Vermont VI and Lincoln Reinsurance Company of Vermont VII.

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	As of December 31,
	2017	2016
U.S. capital and surplus	$8,074	$8,017

	For the Years Ended December 31,
	2017	2016	2015
U.S. net gain (loss) from operations, after-tax	$1,312	$1,088	$583
U.S. net income (loss)	1,452	982	786
U.S. dividends to LNC holding company	954	950	1,121

Comparison of 2017 to 2016

Statutory net income (loss) increased due primarily to higher dividends from affiliates, higher realized gains on investments and increased other revenue, partially offset by unfavorable reserve strain on certain products.

Comparison of 2016 to 2015

Statutory net income (loss) increased due primarily to changes in estimate on reserves for certain products and gains related to reinsurance transactions, partially offset by lower realized gains on investments.

Our states of domicile, Indiana for LNL and New York for LLANY, have adopted certain prescribed accounting practices that differ from those found in NAIC SAP.  These prescribed practices are the use of continuous Commissioners Annuity Reserve Valuation Method (“CARVM”) in the calculation of reserves as prescribed by the state of New York, the calculation of reserves on universal life policies based on the Indiana universal life method as prescribed by the state of Indiana for policies issued before January 1, 2006, and the use of a more conservative valuation interest rate on certain annuities prescribed by the states of Indiana and New York.  The Vermont reinsurance subsidiaries also have certain accounting practices permitted by the state of Vermont that differ from those found in NAIC SAP.  One permitted practice involves accounting for the lesser of the face amount of all amounts outstanding under a LOC and the value of the Valuation of Life Insurance Policies Model Regulation (“XXX”) additional statutory reserves as an admitted asset and a form of surplus as of December 31, 2017 and 2016.  Another permitted practice involves the acquisition of an LLC note in exchange for a variable value surplus note that is recognized as an admitted asset and a form of surplus as of December 31, 2017.  Lastly, the state of Vermont has permitted a practice to account for certain excess of loss reinsurance treaties with unaffiliated reinsurers as an asset and form of surplus as of December 31, 2017.  These permitted practices are related to structures that continue to be allowed in accordance with the grandfathered structures under the provisions of Actuarial Guideline 48 (“AG48”).

The favorable (unfavorable) effects on statutory surplus compared to NAIC statutory surplus from the use of these prescribed and permitted practices (in millions) were as follows:

	As of December 31,
	2017	2016
State Prescribed Practices
Calculation of reserves using the Indiana universal life method	$54	$79
Conservative valuation rate on certain annuities	(50)	(49)
Vermont Subsidiaries Permitted Practices (1)
Lesser of LOC and XXX additional reserve as surplus	1,965	2,855
LLC notes and variable value surplus notes	1,585	-
Excess of loss reinsurance treaties	185	-

(1)	These permitted practices are related to structures that continue to be allowed in accordance with the grandfathered structures under the provisions of AG48.

During the third quarter of 2013, the New York State Department of Financial Services announced that it would not recognize the NAIC revisions to Actuarial Guideline 38 in applying the New York law governing the reserves to be held for UL and VUL products containing secondary guarantees.  The change, which was effective as of December 31, 2013, impacts our New York-domiciled insurance subsidiary, LLANY.  Although LLANY discontinued the sale of these products in early 2013, the change affected those policies previously sold.  We began phasing in the increase in reserves in 2013 at $90 million per year over five years.  As of December 31, 2017, we completed the phased in increase in reserves over five years, for a total of $450 million.

The NAIC has adopted risk-based capital (“RBC”) requirements for life insurance companies to evaluate the adequacy of statutory capital and surplus in relation to investment and insurance risks.  The requirements provide a means of measuring the minimum amount of

58

statutory surplus appropriate for an insurance company to support its overall business operations based on its size and risk profile.  Under RBC requirements, regulatory compliance is determined by the ratio of a company’s total adjusted capital, as defined by the NAIC, to its company action level of RBC (known as the “RBC ratio”), also as defined by the NAIC.  The company action level may be triggered if the RBC ratio is between 75% and 100%, which would require the insurer to submit a plan to the regulator detailing corrective action it proposes to undertake.  As of December 31, 2017, the Company’s RBC ratio was nearly five times the aforementioned company action level.

We are subject to certain insurance department regulatory restrictions as to the transfer of funds and payment of dividends to the holding company.  Under Indiana laws and regulations, LNL may pay dividends to LNC without prior approval of the Commissioner, only from unassigned surplus and must receive prior approval of the Commissioner to pay a dividend if such dividend, along with all other dividends paid within the preceding 12 consecutive months, would exceed the statutory limitation.  The current statutory limitation is the greater of 10% of the insurer’s contract holders’ surplus, as shown on its last annual statement on file with the Commissioner or the insurer’s statutory net gain from operations for the previous 12 months, but in no event to exceed statutory unassigned surplus.  Indiana law gives the Commissioner broad discretion to disapprove requests for dividends in excess of these limits.  LNL’s subsidiary, LLANY, a New York domiciled insurance company, is bound by similar restrictions, under New York law, with the applicable statutory limitation on dividends equal to the lesser of 10% of surplus to contract holders as of the immediately preceding calendar year or net gain from operations for the immediately preceding calendar year, not including realized capital gains.  We expect that we could pay dividends of approximately $1.2 billion in 2018 without prior approval from the respective state commissioners.

All payments of principal and interest on surplus notes must be approved by the respective Commissioner of Insurance.

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20.  Fair Value of Financial Instruments

The carrying values and estimated fair values of our financial instruments (in millions) were as follows:

	As of December 31, 2017		As of December 31, 2016
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
Assets
AFS securities:
Fixed maturity securities	$93,340	$93,340	$87,866	$87,866
VIEs’ fixed maturity securities	-	-	200	200
Equity securities	246	246	275	275
Trading securities	1,533	1,533	1,624	1,624
Mortgage loans on real estate	10,662	10,773	9,761	9,719
Derivative investments (1)	845	845	900	900
Other investments	2,006	2,006	2,034	2,034
Cash and invested cash	947	947	2,057	2,057
Reinsurance related embedded derivatives	-	-	58	58
Other assets:
GLB direct embedded derivatives	903	903	-	-
GLB ceded embedded derivatives	51	51	371	371
Indexed annuity ceded embedded derivatives	11	11	-	-
Separate account assets	144,219	144,219	128,397	128,397

Liabilities
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives	(1,418)	(1,418)	(1,139)	(1,139)
Other contract holder funds:
Remaining guaranteed interest and similar contracts	(592)	(592)	(629)	(629)
Account values of certain investment contracts	(32,332)	(36,161)	(31,475)	(35,647)
Short-term debt	(10)	(10)	(280)	(280)
Long-term debt	(2,374)	(2,677)	(2,549)	(2,739)
Reinsurance related embedded derivatives	(51)	(51)	-	-
Other liabilities:
Derivative liabilities (1)	(455)	(455)	(738)	(738)
GLB direct embedded derivatives	-	-	(371)	(371)
GLB ceded embedded derivatives	(954)	(954)	-	-

Benefit Plans’ Assets (2)	118	118	124	124

(1)	We have master netting agreements with each of our derivative counterparties, which allow for the netting of our derivative asset and liability positions by counterparty.
(2)	Included in the funded statuses of the benefit plans, which is reported in other liabilities on our Consolidated Balance Sheets. Refer to Note 17 for information regarding our benefit plans.

Valuation Methodologies and Associated Inputs for Financial Instruments Not Carried at Fair Value

The following discussion outlines the methodologies and assumptions used to determine the fair value of our financial instruments not carried at fair value on our Consolidated Balance Sheets.  Considerable judgment is required to develop these assumptions used to measure fair value.  Accordingly, the estimates shown are not necessarily indicative of the amounts that would be realized in a one-time, current market exchange of all of our financial instruments.

Mortgage Loans on Real Estate

The fair value of mortgage loans on real estate is established using a discounted cash flow method based on credit rating, maturity and future income.  The ratings for mortgages in good standing are based on property type, location, market conditions, occupancy, debt-service coverage, loan-to-value, quality of tenancy, borrower and payment record.  The fair value for impaired mortgage loans is based on the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s market price or the fair value of the collateral if the loan is collateral dependent.  The inputs used to measure the fair value of our mortgage loans on real estate are classified as Level 2 within the fair value hierarchy.

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Other Investments

The carrying value of our assets classified as other investments approximates fair value.  Other investments includes primarily LPs and other privately held investments that are accounted for using the equity method of accounting and the carrying value is based on our proportional share of the net assets of the LPs.  The inputs used to measure the fair value of our LPs and other privately held investments are classified as Level 3 within the fair value hierarchy.  Other investments also includes securities that are not LPs or other privately held investments and the inputs used to measure the fair value of these securities are classified as Level 1 within the fair value hierarchy.

Other Contract Holder Funds

Other contract holder funds include remaining guaranteed interest and similar contracts and account values of certain investment contracts.  The fair value for the remaining guaranteed interest and similar contracts is estimated using discounted cash flow calculations as of the balance sheet date.  These calculations are based on interest rates currently offered on similar contracts with maturities that are consistent with those remaining for the contracts being valued.  As of December 31, 2017 and 2016, the remaining guaranteed interest and similar contracts carrying value approximated fair value.  The fair value of the account values of certain investment contracts is based on their approximate surrender value as of the balance sheet date.  The inputs used to measure the fair value of our other contract holder funds are classified as Level 3 within the fair value hierarchy.

Short-Term and Long-Term Debt

The fair value of short-term and long-term debt is based on quoted market prices.  The inputs used to measure the fair value of our short-term and long-term debt are classified as Level 2 within the fair value hierarchy.

Financial Instruments Carried at Fair Value

We did not have any assets or liabilities measured at fair value on a nonrecurring basis as of December 31, 2017 or 2016, and we noted no changes in our valuation methodologies between these periods.

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The following summarizes our financial instruments carried at fair value (in millions) on a recurring basis by the fair value hierarchy levels described above:

	As of December 31, 2017
	Quoted
	Prices
	in Active
	Markets for	Significant	Significant
	Identical	Observable	Unobservable	Total
	Assets	Inputs	Inputs	Fair
	(Level 1)	(Level 2)	(Level 3)	Value
Assets
Investments:
Fixed maturity AFS securities:
Corporate bonds	$-	$75,810	$5,350	$81,160
ABS	-	927	26	953
U.S. government bonds	522	6	5	533
Foreign government bonds	-	336	110	446
RMBS	-	3,246	12	3,258
CMBS	-	593	6	599
CLOs	-	717	91	808
State and municipal bonds	-	4,959	-	4,959
Hybrid and redeemable preferred securities	70	478	76	624
Equity AFS securities	28	57	161	246
Trading securities	73	1,411	49	1,533
Derivative investments (1)	-	740	603	1,343
Cash and invested cash	-	947	-	947
Other assets:
GLB direct embedded derivatives	-	-	903	903
GLB ceded embedded derivatives	-	-	51	51
Indexed annuity ceded embedded derivatives	-	-	11	11
Separate account assets	814	143,405	-	144,219
Total assets	$1,507	$233,632	$7,454	$242,593

Liabilities
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives	$-	$-	$(1,418)	$(1,418)
Reinsurance related embedded derivatives	-	(51)	-	(51)
Other liabilities:
Derivative liabilities (1)	-	(380)	(573)	(953)
GLB ceded embedded derivatives	-	-	(954)	(954)
Total liabilities	$-	$(431)	$(2,945)	$(3,376)

Benefit Plans’ Assets	$-	$118	$-	$118

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	As of December 31, 2016
	Quoted
	Prices
	in Active
	Markets for	Significant	Significant
	Identical	Observable	Unobservable	Total
	Assets	Inputs	Inputs	Fair
	(Level 1)	(Level 2)	(Level 3)	Value
Assets
Investments:
Fixed maturity AFS securities:
Corporate bonds	$-	$71,554	$4,809	$76,363
ABS	-	1,021	33	1,054
U.S. government bonds	366	11	-	377
Foreign government bonds	-	390	111	501
RMBS	-	3,394	3	3,397
CMBS	-	339	7	346
CLOs	-	676	68	744
State and municipal bonds	-	4,495	-	4,495
Hybrid and redeemable preferred securities	60	453	76	589
VIEs’ fixed maturity securities	-	200	-	200
Equity AFS securities	17	81	177	275
Trading securities	102	1,457	65	1,624
Derivative investments (1)	-	1,148	599	1,747
Cash and invested cash	-	2,057	-	2,057
Reinsurance related embedded derivatives	-	58	-	58
Other assets – GLB ceded embedded derivatives	-	-	371	371
Separate account assets	813	127,584	-	128,397
Total assets	$1,358	$214,918	$6,319	$222,595

Liabilities
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives	$-	$-	$(1,139)	$(1,139)
Other liabilities:
Derivative liabilities (1)	-	(893)	(692)	(1,585)
GLB direct embedded derivatives	-	-	(371)	(371)
Total liabilities	$-	$(893)	$(2,202)	$(3,095)

Benefit Plans’ Assets	$-	$124	$-	$124

(1)	Derivative investment assets and liabilities presented within the fair value hierarchy are presented on a gross basis by derivative type and not on a master netting basis by counterparty.

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The following summarizes changes to our financial instruments carried at fair value (in millions) and classified within Level 3 of the fair value hierarchy.  This summary excludes any effect of amortization of DAC, VOBA, DSI and DFEL.  The gains and losses below may include changes in fair value due in part to observable inputs that are a component of the valuation methodology.

	For the Year Ended December 31, 2017
			Gains	Issuances,	Transfers
		Items	(Losses)	Sales,	Into or
		Included	in	Maturities,	Out
	Beginning	in	OCI	Settlements,	of	Ending
	Fair	Net	and	Calls,	Level 3,	Fair
	Value	Income	Other (1)	Net	Net (2)	Value
Investments: (3)
Fixed maturity AFS securities:
Corporate bonds	$4,809	$17	$199	$(45)	$370	$5,350
ABS	33	-	-	-	(7)	26
U.S. government bonds	-	-	-	-	5	5
Foreign government bonds	111	-	(1)	-	-	110
RMBS	3	-	-	19	(10)	12
CMBS	7	-	1	54	(56)	6
CLOs	68	-	-	124	(101)	91
State and municipal bonds	-	(1)	-	-	1	-
Hybrid and redeemable
preferred securities	76	-	14	-	(14)	76
Equity AFS securities	177	1	(3)	(13)	(1)	161
Trading securities	65	3	8	(26)	(1)	49
Derivative investments	(93)	(27)	127	23	-	30
Other assets: (4)
GLB direct embedded derivatives	-	903	-	-	-	903
GLB ceded embedded derivatives	371	(320)	-	-	-	51
Indexed annuity ceded embedded derivatives	-	-	-	11	-	11
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives (4)	(1,139)	(400)	-	121	-	(1,418)
Other liabilities: (4)
GLB direct embedded derivatives	(371)	371	-	-	-	-
GLB ceded embedded derivatives	-	(954)	-	-	-	(954)
Total, net	$4,117	$(407)	$345	$268	$186	$4,509

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	For the Year Ended December 31, 2016
			Gains	Issuances,	Transfers
		Items	(Losses)	Sales,	Into or
		Included	in	Maturities,	Out
	Beginning	in	OCI	Settlements,	of	Ending
	Fair	Net	and	Calls,	Level 3,	Fair
	Value	Income	Other (1)	Net	Net (2)	Value
Investments: (3)
Fixed maturity AFS securities:
Corporate bonds	$4,273	$4	$(29)	$159	$402	$4,809
ABS	45	-	(1)	14	(25)	33
U.S. government bonds	-	-	-	(2)	2	-
Foreign government bonds	111	-	-	-	-	111
RMBS	1	-	-	54	(52)	3
CMBS	10	2	(1)	27	(31)	7
CLOs	551	-	-	138	(621)	68
Hybrid and redeemable
preferred securities	94	-	(3)	(15)	-	76
Equity AFS securities	164	5	(4)	12	-	177
Trading securities	73	3	-	6	(17)	65
Derivative investments	555	(483)	(1)	(164)	-	(93)
Other assets – GLB ceded embedded derivatives (4)	952	(581)	-	-	-	371
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives (4)	(1,100)	(120)	-	81	-	(1,139)
VIEs’ liabilities – derivative instruments (5)	(4)	4	-	-	-	-
Other liabilities:
Credit default swaps (5)	(9)	(6)	-	15	-	-
GLB direct embedded derivatives (4)	(952)	581	-	-	-	(371)
Total, net	$4,764	$(591)	$(39)	$325	$(342)	$4,117

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	For the Year Ended December 31, 2015
			Gains	Issuances,	Transfers
		Items	(Losses)	Sales,	Into or
		Included	in	Maturities,	Out
	Beginning	in	OCI	Settlements,	of	Ending
	Fair	Net	and	Calls,	Level 3,	Fair
	Value	Income	Other (1)	Net	Net (2)	Value
Investments: (3)
Fixed maturity AFS securities:
Corporate bonds	$4,052	$4	$(138)	$298	$57	$4,273
ABS	33	-	-	12	-	45
Foreign government bonds	110	-	1	-	-	111
RMBS	1	3	-	(3)	-	1
CMBS	15	1	8	(14)	-	10
CLOs	368	-	1	194	(12)	551
Hybrid and redeemable
preferred securities	55	-	(3)	-	42	94
Equity AFS securities	157	1	4	3	(1)	164
Trading securities	73	2	(2)	-	-	73
Derivative investments	989	(90)	(41)	(303)	-	555
Other assets – GLB ceded embedded derivatives (4)	174	778	-	-	-	952
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives (4)	(1,170)	(57)	-	127	-	(1,100)
VIEs’ liabilities – derivative instruments (5)	(13)	9	-	-	-	(4)
Other liabilities:
Credit default swaps (5)	(3)	(6)	-	-	-	(9)
GLB direct embedded derivatives (4)	(174)	(778)	-	-	-	(952)
Total, net	$4,667	$(133)	$(170)	$314	$86	$4,764

(1)	The changes in fair value of the interest rate swaps are offset by an adjustment to derivative investments (see Note 6).
(2)

Transfers into or out of Level 3 for AFS and trading securities are displayed at amortized cost as of the beginning-of-year.  For AFS and trading securities, the difference between beginning-of-year amortized cost and beginning-of-year fair value was included in OCI and earnings, respectively, in prior years.

(3)

Amortization and accretion of premiums and discounts are included in net investment income on our Consolidated Statements of Comprehensive Income (Loss).  Gains (losses) from sales, maturities, settlements and calls and OTTI are included in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).

(4)	Gains (losses) from sales, maturities, settlements and calls are included in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).
(5)	The changes in fair value of the credit default swaps and contingency forwards are included in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).

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The following provides the components of the items included in issuances, sales, maturities, settlements and calls, net, excluding any effect of amortization of DAC, VOBA, DSI and DFEL and changes in future contract benefits, (in millions) as reported above:

	For the Year Ended December 31, 2017
	Issuances	Sales	Maturities	Settlements	Calls	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$850	$(448)	$(98)	$(205)	$(144)	$(45)
RMBS	19	-	-	-	-	19
CMBS	55	-	-	(1)	-	54
CLOs	124	-	-	-	-	124
Equity AFS securities	18	(31)	-	-	-	(13)
Trading securities	2	(27)	-	(1)	-	(26)
Derivative investments	197	233	(407)	-	-	23
Other assets – indexed annuity ceded
embedded derivatives	11	-	-	-	-	11
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives	(71)	-	-	192	-	121
Total, net	$1,205	$(273)	$(505)	$(15)	$(144)	$268

	For the Year Ended December 31, 2016
	Issuances	Sales	Maturities	Settlements	Calls	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$560	$(62)	$(23)	$(176)	$(140)	$159
ABS	15	-	-	(1)	-	14
U.S. government bonds	-	-	-	(2)	-	(2)
RMBS	54	-	-	-	-	54
CMBS	31	(1)	-	(3)	-	27
CLOs	140	-	-	(2)	-	138
Hybrid and redeemable
preferred securities	-	(15)	-	-	-	(15)
Equity AFS securities	18	(6)	-	-	-	12
Trading securities	7	-	-	(1)	-	6
Derivative investments	176	(169)	(171)	-	-	(164)
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives	(70)	-	-	151	-	81
Other liabilities – credit default swaps	-	15	-	-	-	15
Total, net	$931	$(238)	$(194)	$(34)	$(140)	$325

	For the Year Ended December 31, 2015
	Issuances	Sales	Maturities	Settlements	Calls	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$537	$(38)	$(44)	$(117)	$(40)	$298
ABS	13	-	-	(1)	-	12
RMBS	-	(3)	-	-	-	(3)
CMBS	-	-	-	(13)	(1)	(14)
CLOs	217	-	-	(23)	-	194
Equity AFS securities	43	(40)	-	-	-	3
Trading securities	1	-	-	(1)	-	-
Derivative investments	179	(162)	(320)	-	-	(303)
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives	(51)	-	-	178	-	127
Total, net	$939	$(243)	$(364)	$23	$(41)	$314

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The following summarizes changes in unrealized gains (losses) included in net income, excluding any effect of amortization of DAC, VOBA, DSI and DFEL and changes in future contract benefits, related to financial instruments carried at fair value classified within Level 3 that we still held (in millions):

	For the Years Ended December 31,
	2017	2016	2015
Derivative investments	$(266)	$(432)	$(102)
Embedded derivatives:
Indexed annuity and IUL contracts	(14)	(16)	(84)
Other assets – GLB ceded	1,904	1,122	(244)
Other liabilities – GLB direct	(1,904)	(1,122)	244
VIEs’ liabilities – derivative instruments	-	4	9
Credit default swaps	-	-	(6)
Total, net (1)	$(280)	$(444)	$(183)

(1)	Included in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).

The following provides the components of the transfers into and out of Level 3 (in millions) as reported above:

	For the Year Ended December 31, 2017
	Transfers	Transfers
	Into	Out of
	Level 3	Level 3	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$458	$(88)	$370
ABS	14	(21)	(7)
U.S. government bonds	5	-	5
RMBS	-	(10)	(10)
CMBS	3	(59)	(56)
CLOs	30	(131)	(101)
State and municipal bonds	2	(1)	1
Hybrid and redeemable preferred
securities	-	(14)	(14)
Equity AFS securities	-	(1)	(1)
Trading securities	4	(5)	(1)
Total, net	$516	$(330)	$186

	For the Year Ended December 31, 2016
	Transfers	Transfers
	Into	Out of
	Level 3	Level 3	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$605	$(203)	$402
ABS	3	(28)	(25)
U.S. government bonds	9	(7)	2
RMBS	2	(54)	(52)
CMBS	-	(31)	(31)
CLOs	-	(621)	(621)
Trading securities	1	(18)	(17)
Total, net	$620	$(962)	$(342)

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	For the Year Ended December 31, 2015
	Transfers	Transfers
	Into	Out of
	Level 3	Level 3	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$224	$(167)	$57
Foreign government bonds	4	(4)	-
CLOs	4	(16)	(12)
Hybrid and redeemable preferred securities	47	(5)	42
Equity AFS securities	-	(1)	(1)
Trading securities	4	(4)	-
Total, net	$283	$(197)	$86

Transfers into and out of Level 3 are generally the result of observable market information on a security no longer being available or becoming available to our pricing vendors.  For the years ended December 31, 2017, 2016 and 2015, transfers in and out of Level 3 were attributable primarily to the securities’ observable market information no longer being available or becoming available.  Transfers into and out of Levels 1 and 2 are generally the result of a change in the type of input used to measure the fair value of an asset or liability at the end of the reporting period.  When quoted prices in active markets become available, transfers from Level 2 to Level 1 will result.  When quoted prices in active markets become unavailable, but we are able to employ a valuation methodology using significant observable inputs, transfers from Level 1 to Level 2 will result.  For the years ended December 31, 2017 and 2016, the transfers between Levels 1 and 2 of the fair value hierarchy were less than $1 million for our financial instruments carried at fair value.  For the year ended December 31, 2015, the transfers from Level 2 to Level 1 of the fair value hierarchy were $172 million for our financial instruments carried at fair value which was attributable to quoted market prices becoming available.

69

The following summarizes the fair value (in millions), valuation techniques and significant unobservable inputs of the Level 3 fair value measurements as of December 31, 2017:

	Fair	Valuation	Significant	Assumption or
	Value	Technique	Unobservable Inputs	Input Ranges
Assets
Investments:
Fixed maturity AFS and trading
securities:
Corporate bonds	$2,395	Discounted cash flow	Liquidity/duration adjustment (1)	0.5%	-	21.0%
ABS	24	Discounted cash flow	Liquidity/duration adjustment (1)	3.0%	-	3.0%
Foreign government bonds	78	Discounted cash flow	Liquidity/duration adjustment (1)	1.7%	-	3.4%
Hybrid and redeemable
preferred securities	4	Discounted cash flow	Liquidity/duration adjustment (1)	1.8%	-	1.8%
Equity AFS securities	22	Discounted cash flow	Liquidity/duration adjustment (1)	4.5%	-	4.9%
Other assets:
GLB direct and ceded
embedded derivatives	954	Discounted cash flow	Long-term lapse rate (2)	1%	-	30%
			Utilization of guaranteed withdrawals (3)	85%	-	100%
			Claims utilization factor (4)	60%	-	100%
			Premiums utilization factor (4)	80%	-	115%
			NPR (5)	0.01%	-	0.25%
			Mortality rate (6)			(8)
			Volatility (7)	1%	-	29%

Indexed annuity ceded
embedded derivatives	11	Discounted cash flow	Lapse rate (2)	1%	-	9%
			Mortality rate (6)			(8)
Liabilities
Future contract benefits – indexed
annuity and IUL contracts
embedded derivatives	$(1,418)	Discounted cash flow	Lapse rate (2)	1%	-	9%
			Mortality rate (6)			(8)
Other liabilities – GLB ceded
embedded derivatives	(954)	Discounted cash flow	Long-term lapse rate (2)	1%	-	30%
			Utilization of guaranteed withdrawals (3)	85%	-	100%
			Claims utilization factor (4)	60%	-	100%
			Premiums utilization factor (4)	80%	-	115%
			NPR (5)	0.01%	-	0.25%
			Mortality rate (6)			(8)
			Volatility (7)	1%	-	29%

(1)

The liquidity/duration adjustment input represents an estimated market participant composite of adjustments attributable to liquidity premiums, expected durations, structures and credit quality that would be applied to the market observable information of an investment.

(2)

The lapse rate input represents the estimated probability of a contract surrendering during a year, and thereby forgoing any future benefits.  The range for indexed annuity and IUL contracts represents the lapse rates during the surrender charge period.

(3)	The utilization of guaranteed withdrawals input represents the estimated percentage of contract holders that utilize the guaranteed withdrawal feature.
(4)

The utilization factors are applied to the present value of claims or premiums, as appropriate, in the GLB reserve calculation to estimate the impact of inefficient withdrawal behavior, including taking less than or more than the maximum guaranteed withdrawal.

(5)	The NPR input represents the estimated additional credit spread that market participants would apply to the market observable discount rate when pricing a contract.
(6)	The mortality rate input represents the estimated probability of when an individual belonging to a particular group, categorized according to age or some other factor such as gender, will die.
(7)

The volatility input represents overall volatilities assumed for the underlying variable annuity funds, which include a mixture of equity and fixed-income assets.  Fair value of the variable annuity GLB embedded derivatives would increase if higher volatilities were used for valuation.

(8)	The mortality rate is based on a combination of company and industry experience, adjusted for improvement factors.

70

From the table above, we have excluded Level 3 fair value measurements obtained from independent, third-party pricing sources.  We do not develop the significant inputs used to measure the fair value of these assets and liabilities, and the information regarding the significant inputs is not readily available to us.  Independent broker-quoted fair values are non-binding quotes developed by market makers or broker-dealers obtained from third-party sources recognized as market participants.  The fair value of a broker-quoted asset or liability is based solely on the receipt of an updated quote from a single market maker or a broker-dealer recognized as a market participant as we do not adjust broker quotes when used as the fair value measurement for an asset or liability.  Significant increases or decreases in any of the quotes received from a third-party broker-dealer may result in a significantly higher or lower fair value measurement.

Changes in any of the significant inputs presented in the table above may result in a significant change in the fair value measurement of the asset or liability as follows:

•	Investments – An increase in the liquidity/duration adjustment input would result in a decrease in the fair value measurement.
•

Indexed annuity and IUL contracts embedded derivatives – For direct embedded derivatives, an increase in the lapse rate or mortality rate inputs would result in a decrease in the fair value measurement.

•

GLB embedded derivatives – Assuming our GLB direct embedded derivatives are in a liability position: an increase in our lapse rate, NPR or mortality rate inputs would result in a decrease in the fair value measurement; and an increase in the utilization of guaranteed withdrawal or volatility inputs would result in an increase in the fair value measurement.

For each category discussed above, the unobservable inputs are not inter-related; therefore, a directional change in one input will not affect the other inputs.

As part of our ongoing valuation process, we assess the reasonableness of our valuation techniques or models and make adjustments as necessary.  For more information, see “Summary of Significant Accounting Policies” above.

21.  Segment Information

We provide products and services and report results through our Annuities, Retirement Plan Services, Life Insurance and Group Protection segments.  We also have Other Operations, which includes the financial data for operations that are not directly related to the business segments.  Our reporting segments reflect the manner by which our chief operating decision makers view and manage the business.  The following is a brief description of these segments and Other Operations.

The Annuities segment provides tax-deferred investment growth and lifetime income opportunities for its clients by offering fixed (including indexed) and variable annuities.

The Retirement Plan Services segment provides employer-sponsored defined benefit and individual retirement accounts, as well as individual and group variable annuities, group fixed annuities and mutual-fund based programs in the retirement plan marketplace.

The Life Insurance segment focuses in the creation and protection of wealth through life insurance products, including term insurance, a linked-benefit product (which is a UL policy linked with riders that provide for long-term care costs), IUL and both single and survivorship versions of UL and VUL, including corporate-owned UL and VUL insurance and bank-owned UL and VUL insurance products.

The Group Protection segment offers principally group non-medical insurance products, including term life, universal life, disability, dental, vision, accident and critical illness insurance to the employer market place through various forms of contributory and non-contributory plans.  Its products are marketed primarily through a national distribution system of regional group offices.  These offices develop business through employee benefit brokers, third-party administrators and other employee benefit firms.

Other Operations includes investments related to our excess capital; investments in media properties (see Note 3 for more information) and other corporate investments; benefit plan net liability; the unamortized deferred gain on indemnity reinsurance related to the sale of reinsurance; the results of certain disability income business; our run-off institutional pension business, the majority of which was sold on a group annuity basis; debt costs; and strategic digitization expense.

71

Segment operating revenues and income (loss) from operations are internal measures used by our management and Board of Directors to evaluate and assess the results of our segments.  Income (loss) from operations is GAAP net income excluding the after-tax effects of the following items, as applicable:

•	Realized gains and losses associated with the following (“excluded realized gain (loss)”):
▪	Sales or disposals and impairments of securities;
▪	Changes in the fair value of derivatives, embedded derivatives within certain reinsurance arrangements and trading securities;
▪	GLB rider fees ceded to LNBAR;
▪	The net valuation premium of the GLB attributed rider fees; and
▪

Changes in the fair value of the embedded derivative liabilities related to index call options we may purchase in the future to hedge contract holder index allocations applicable to future reset periods for our indexed annuity products accounted for at fair value;

•	Income (loss) from reserve changes, net of related amortization, on business sold through reinsurance;
•	Gains (losses) on early extinguishment of debt;
•	Losses from the impairment of intangible assets;
•	Income (loss) from discontinued operations;
•	Acquisition and integration costs related to mergers and acquisitions; and
•	Income (loss) from the initial adoption of new accounting standards, regulations, and policy changes including the net impact from the Tax Cuts and Jobs Act.

Operating revenues represent GAAP revenues excluding the pre-tax effects of the following items, as applicable:

•	Excluded realized gain (loss);
•	Revenue adjustments from the initial adoption of new accounting standards;
•	Amortization of DFEL arising from changes in GDB and GLB benefit ratio unlocking; and
•	Amortization of deferred gains arising from reserve changes on business sold through reinsurance.

We use our prevailing corporate federal income tax rate of 35%, where applicable, while taking into account any permanent differences for events recognized differently in our financial statements and federal income tax returns when reconciling our non-GAAP measures to the most comparable GAAP measure.  Operating revenues and income (loss) from operations do not replace revenues and net income as the GAAP measures of our consolidated results of operations.

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Segment information (in millions) was as follows:

	For the Years Ended December 31,
	2017	2016	2015
Revenues
Operating revenues:
Annuities	$4,034	$3,710	$3,815
Retirement Plan Services	1,152	1,092	1,090
Life Insurance	6,128	5,798	5,484
Group Protection	2,200	2,129	2,356
Other Operations	263	301	335
Excluded realized gain (loss), pre-tax	(630)	(690)	(400)
Amortization of deferred gain arising from reserve changes on business
sold through reinsurance, pre-tax	1	3	3
Total revenues	$13,148	$12,343	$12,683

	For the Years Ended December 31,
	2017	2016	2015
Net Income (Loss)
Income (loss) from operations:
Annuities	$1,072	$971	$1,032
Retirement Plan Services	142	121	134
Life Insurance	522	464	296
Group Protection	103	65	42
Other Operations	(30)	-	(73)
Excluded realized gain (loss), after-tax	(409)	(450)	(260)
Gain (loss) on early extinguishment of debt, after-tax	(3)	-	-
Income (loss) from reserve changes (net of related amortization)
on business sold through reinsurance, after-tax	-	2	2
Net impact from the Tax Cuts and Jobs Act	1,526	-	-
Impairment of intangibles, after-tax	(905)	-	-
Net income (loss)	$2,018	$1,173	$1,173

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	For the Years Ended December 31,
	2017	2016	2015
Net Investment Income
Annuities	$982	$983	$977
Retirement Plan Services	893	855	842
Life Insurance	2,496	2,403	2,390
Group Protection	167	176	183
Other Operations	222	214	219
Total net investment income	$4,760	$4,631	$4,611

	For the Years Ended December 31,
	2017	2016	2015
Amortization of DAC and VOBA, Net of Interest
Annuities	$402	$310	$284
Retirement Plan Services	26	27	29
Life Insurance	455	709	806
Group Protection	79	126	80
Total amortization of DAC and VOBA, net of interest	$962	$1,172	$1,199

	For the Years Ended December 31,
	2017	2016	2015
Federal Income Tax Expense (Benefit)
Annuities	$198	$261	$281
Retirement Plan Services	50	43	46
Life Insurance	236	210	118
Group Protection	55	35	23
Other Operations	(78)	(42)	(33)
Excluded realized gain (loss)	(220)	(241)	(141)
Gain (loss) on early extinguishment of debt	(2)	-	-
Reserve changes (net of related amortization)
on business sold through reinsurance	-	1	1
Net impact from the Tax Cuts and Jobs Act	(1,526)	-	-
Total federal income tax expense (benefit)	$(1,287)	$267	$295

	As of December 31,
	2017	2016
Assets
Annuities	$144,035	$132,956
Retirement Plan Services	37,077	34,346
Life Insurance	81,565	75,868
Group Protection	4,033	4,007
Other Operations	15,162	14,874
Total assets	$281,872	$262,051

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22.  Supplemental Disclosures of Cash Flow Data

The following summarizes our supplemental cash flow data (in millions):

	For the Years Ended December 31,
	2017	2016	2015
Interest paid	$123	$91	$106
Income taxes paid (received)	215	121	125
Significant non-cash investing and financing transactions:
Acquisition of note receivable from affiliate	74	42	54
Other assets received in our financing transaction	-	-	252
Exchange of surplus note for promissory note with affiliate:
Carrying value of asset	109	124	123
Carrying value of liability	(109)	(124)	(123)
Net asset (liability) from exchange	$-	$-	$-

23.  Quarterly Results of Operations (Unaudited)

The unaudited quarterly results of operations (in millions) were as follows:

	For the Three Months Ended
	March 31,	June 30,	September 30,	December 31, (1)
2017
Total revenues	$3,229	$3,237	$3,269	$3,413
Total expenses	2,881	2,840	2,809	3,887
Net income (loss)	349	321	385	963

2016
Total revenues	$2,885	$2,930	$3,181	$3,347
Total expenses	2,781	2,677	2,739	2,706
Net income (loss)	125	219	359	470

(1)Fourth quarter 2017 results include a goodwill impairment charge and the impacts of remeasuring our existing deferred tax balances for the impact of the Tax Act as disclosed elsewhere herein.

75

24.  Transactions with Affiliates

The following summarizes transactions with affiliates (in millions) and the associated line item on our Consolidated Balance Sheets:

	As of December 31,
	2017	2016
Assets with affiliates:
Accrued inter-company interest receivable	$8	$8	Accrued investment income
Bonds	1,444	1,611	Fixed maturity AFS securities
Limited partnerships	(66)	-	Other investments
Ceded reinsurance contracts	(188)	(191)	Deferred acquisition costs and value of
			business acquired
Ceded reinsurance contracts	2,152	2,148	Reinsurance recoverables
Ceded reinsurance contracts	8	112	Reinsurance related embedded derivatives
Ceded reinsurance contracts	39	207	Other assets
Cash management agreement	441	164	Other assets
Service agreement receivable	15	27	Other assets

Liabilities with affiliates:
Accrued inter-company interest payable	29	26	Other liabilities
Assumed reinsurance contracts	32	31	Future contract benefits
Assumed reinsurance contracts	400	403	Other contract holder funds
Service agreement payable	8	34	Other liabilities
Ceded reinsurance contracts	(47)	(47)	Other contract holder funds
Ceded reinsurance contracts	2,587	2,851	Funds withheld reinsurance liabilities
Ceded reinsurance contracts	(166)	(171)	Deferred gain on business sold
			through reinsurance
Ceded reinsurance contracts	984	84	Other liabilities
Inter-company short-term debt	10	280	Short-term debt
Inter-company long-term debt	2,374	2,549	Long-term debt

The following summarizes transactions with affiliates (in millions) and the associated line item on our Consolidated Statements of Comprehensive Income (Loss):

	For the Years Ended
	December 31,
	2017	2016	2015
Revenues with affiliates:
Premiums received on assumed (paid on ceded)	$(393)	$(389)	$(411)	Insurance premiums
reinsurance contracts
Net investment income on inter-company notes	42	38	31	Net investment income
Fees for management of general account	(100)	(117)	(109)	Net investment income
Net investment income on ceded funds withheld treaties	(84)	(69)	(62)	Net investment income
Realized gains (losses) on ceded reinsurance contracts:
GLB reserves embedded derivatives	(1,055)	(516)	664	Realized gain (loss)
Reinsurance related settlements	951	488	(881)	Realized gain (loss)
Other gains (losses)	(150)	(93)	157	Realized gain (loss)
Amortization of deferred gain on reinsurance contracts	(5)	(5)	(5)	Amortization of deferred gain
				on business sold through
				reinsurance
Benefits and expenses with affiliates:
Reinsurance (recoveries) benefits on ceded reinsurance	(299)	(424)	(478)	Benefits
Ceded reinsurance contracts	(12)	(14)	(15)	Commissions and other
				expenses
Service agreement payments	3	76	42	Commissions and other
				expenses
Interest expense on inter-company debt	120	111	102	Interest and debt expense
Interest credited on assumed reinsurance contracts	67	61	59	Interest credited

76

Bonds

LNC issues bonds to us for a predetermined face value to be repaid by LNC at a predetermined maturity with a specified interest rate.

Cash Management Agreement

In order to manage our capital more efficiently, we participate in an inter-company cash management program where LNC can lend to or borrow from us to meet short-term borrowing needs.  The cash management program is essentially a series of demand loans, which are permitted under applicable insurance laws, among LNC and its affiliates that reduces overall borrowing costs by allowing LNC and its subsidiaries to access internal resources instead of incurring third-party transaction costs.  The borrowing and lending limit is currently 3% of our admitted assets as of December 31, 2017.

Service Agreement

In accordance with service agreements with LNC and other subsidiaries of LNC for personnel and facilities usage, general management services and investment management services, we receive services from and provide services to affiliated companies and receive an allocation of corporate overhead.  Corporate overhead expenses are allocated based on specific methodologies for each function.  The majority of the expenses are allocated based on the following methodologies: headcount, capital, investments by product, assets under management, weighted policies in force and sales.

Ceded Reinsurance Contracts

As discussed in Note 9, we cede insurance contracts to and assume insurance contracts from LNBAR.  We cede certain guaranteed benefit risks (including certain GDB and GWB benefits) to LNBAR.  As discussed in Note 6, we cede the GLB reserves embedded derivatives and the related hedge results to LNBAR.

Substantially all reinsurance ceded to affiliated companies is with unauthorized companies.  To take reserve credit for such reinsurance, we hold assets from the reinsurer, including funds held under reinsurance treaties, and are the beneficiary of LOCs aggregating to $610 million and $320 million as of December 31, 2017 and 2016, respectively.  The LOCs are obtained by the affiliate reinsurer and issued by banks in order for the Company to recognize the reserve credit.

25.  Subsequent Events

On January 19, 2018, LNL and, for the limited purposes set forth therein, LNC, entered into a Master Transaction Agreement (the “Master Transaction Agreement”) with Liberty Mutual Insurance Company (“LMIC”), Liberty Mutual Fire Insurance Company (collectively with LMIC, “Sellers”), for the limited purposes set forth therein, Liberty Mutual Group Inc. (“Liberty”), Protective Life Insurance Company (“Reinsurer”), and for the limited purposes set forth therein, Protective Life Corporation, to acquire all of the issued and outstanding capital stock of Liberty Life Assurance Company of Boston (“Liberty Life”), which currently operates Liberty’s Group Benefits Business (the “Liberty Group Business”) and Individual Life and Annuity Business (the “Liberty Life Business”), for cash consideration of approximately $3.3 billion (the “Liberty Transaction”).

The consideration includes approximately $1.4 billion total net investment for the Liberty Group Business, including a purchase price of $1.0 billion and $425 million in required capital.  The remaining components of the payment to Sellers include $410 million of individual life and annuity value paid by Reinsurer, $1.2 billion associated with excess capital in Liberty Life and $211 million of tax items.

Additionally, pursuant to the Master Transaction Agreement, Liberty Life and Reinsurer agreed to enter into a reinsurance agreement (the “Reinsurance Agreement”) and related ancillary documents at the closing of the Liberty Transaction.  On the terms and subject to the conditions of the Reinsurance Agreement, Liberty Life will cede to Reinsurer, effective as of the closing of the Liberty Transaction, the insurance policies relating to the Liberty Life Business.  The aggregate statutory reserves of Liberty Life to be ceded to Reinsurer as of the closing of the Liberty Transaction are expected to be approximately $13 billion.  To support its obligations under the Reinsurance Agreement, Reinsurer will establish a trust account for the benefit of LNL.

The Liberty Transaction is subject to the satisfaction or waiver of customary closing conditions, including regulatory approvals and the execution of the Reinsurance Agreement and related ancillary documents.  LNL expects the Liberty Transaction to be completed in the second quarter of 2018, pending regulatory approvals and other customary closing conditions.  We have requested regulatory approval for the Liberty Transaction and expect to receive such approval in due course.

77

Lincoln Life Variable Annuity Account N

Lincoln Life Variable Annuity Account N

Statements of assets and liabilities

December 31, 2017

Subaccount	Investments	Contract Purchases Due From The Lincoln National Life Insurance Company	Total Assets	Contract Redemptions Due To The Lincoln National Life Insurance Company	Mortality & Expense Guarantee Charges Payable To The Lincoln National Life Insurance Company	Net Assets
AB VPS Global Thematic Growth Portfolio - Class B	$31,791,974	$—	$31,791,974	$12,185	$4,280	$31,775,509
AB VPS International Value Portfolio - Class B	1,232	—	1,232	—	—	1,232
AB VPS Large Cap Growth Portfolio - Class B	10,227,533	—	10,227,533	649	1,384	10,225,500
AB VPS Small/Mid Cap Value Portfolio - Class A	458,783	—	458,783	—	16	458,767
AB VPS Small/Mid Cap Value Portfolio - Class B	212,595,435	—	212,595,435	177,930	28,376	212,389,129
ALPS/Alerian Energy Infrastructure Portfolio - Class I	546,186	—	546,186	—	17	546,169
ALPS/Alerian Energy Infrastructure Portfolio - Class III	5,669,303	—	5,669,303	5,501	509	5,663,293
ALPS/Red Rocks Listed Private Equity Portfolio - Class I	54,487	—	54,487	—	3	54,484
ALPS/Red Rocks Listed Private Equity Portfolio - Class III	9,258,599	—	9,258,599	114	992	9,257,493
ALPS/Stadion Core ETF Portfolio - Class I	59,908	—	59,908	—	3	59,905
ALPS/Stadion Core ETF Portfolio - Class III	10,044,151	100,237	10,144,388	—	1,261	10,143,127
ALPS/Stadion Tactical Growth Portfolio - Class III	4,967,899	—	4,967,899	5,028	497	4,962,374
American Century VP Balanced Fund - Class I	71,689	—	71,689	—	2	71,687
American Century VP Balanced Fund - Class II	50,253,819	62,364	50,316,183	—	6,362	50,309,821
American Century VP Inflation Protection Fund - Class II	25,808	—	25,808	—	5	25,803
American Century VP Large Company Value Fund - Class I	352,524	—	352,524	—	15	352,509
American Century VP Large Company Value Fund - Class II	3,760,866	23,974	3,784,840	—	478	3,784,362
American Funds Asset Allocation Fund - Class 1	18,850,822	—	18,850,822	—	896	18,849,926
American Funds Asset Allocation Fund - Class 1A	4,094,939	—	4,094,939	1,413	161	4,093,365
American Funds Asset Allocation Fund - Class 4	125,487,181	—	125,487,181	374,526	12,906	125,099,749
American Funds Blue Chip Income and Growth Fund - Class 1	4,490,177	—	4,490,177	—	304	4,489,873
American Funds Blue Chip Income and Growth Fund - Class 1A	618,777	—	618,777	25	25	618,727
American Funds Blue Chip Income and Growth Fund - Class 4	29,889,830	—	29,889,830	11,376	2,927	29,875,527
American Funds Bond Fund - Class 1	6,354,179	7,921	6,362,100	—	413	6,361,687
American Funds Bond Fund - Class 1A	1,061,900	—	1,061,900	290	52	1,061,558
American Funds Capital Income Builder® - Class 1	1,003,868	242	1,004,110	—	39	1,004,071
American Funds Capital Income Builder® - Class 1A	454,571	—	454,571	171	20	454,380
American Funds Capital Income Builder® - Class 4	34,850,589	35,061	34,885,650	—	3,528	34,882,122
American Funds Global Balanced Fund - Class 1	556,205	—	556,205	—	30	556,175
American Funds Global Balanced Fund - Class 1A	238,904	—	238,904	16	10	238,878
American Funds Global Bond Fund - Class 1	2,828,055	1,920	2,829,975	—	194	2,829,781

See accompanying notes.

Lincoln Life Variable Annuity Account N

Statements of assets and liabilities (continued)

December 31, 2017

Subaccount	Investments	Contract Purchases Due From The Lincoln National Life Insurance Company	Total Assets	Contract Redemptions Due To The Lincoln National Life Insurance Company	Mortality & Expense Guarantee Charges Payable To The Lincoln National Life Insurance Company	Net Assets
American Funds Global Bond Fund - Class 1A	$64,019	$—	$64,019	$53	$3	$63,963
American Funds Global Growth and Income Fund - Class 1	1,415,463	—	1,415,463	—	111	1,415,352
American Funds Global Growth and Income Fund - Class 1A	119,373	—	119,373	—	5	119,368
American Funds Global Growth Fund - Class 1	2,230,836	—	2,230,836	—	131	2,230,705
American Funds Global Growth Fund - Class 1A	1,729,428	—	1,729,428	62	85	1,729,281
American Funds Global Growth Fund - Class 2	308,672,518	—	308,672,518	132,716	38,974	308,500,828
American Funds Global Growth Fund - Class 4	37,667,688	11,984	37,679,672	—	3,402	37,676,270
American Funds Global Small Capitalization Fund - Class 1	1,447,519	—	1,447,519	—	93	1,447,426
American Funds Global Small Capitalization Fund - Class 1A	181,654	—	181,654	3	5	181,646
American Funds Global Small Capitalization Fund - Class 2	407,777,664	—	407,777,664	282,178	42,272	407,453,214
American Funds Global Small Capitalization Fund - Class 4	10,099,844	15,158	10,115,002	—	987	10,114,015
American Funds Growth Fund - Class 1	10,608,494	—	10,608,494	5,678	653	10,602,163
American Funds Growth Fund - Class 1A	2,803,489	—	2,803,489	395	139	2,802,955
American Funds Growth Fund - Class 2	1,495,078,161	—	1,495,078,161	915,246	202,755	1,493,960,160
American Funds Growth Fund - Class 4	104,965,253	369,894	105,335,147	—	10,330	105,324,817
American Funds Growth-Income Fund - Class 1	6,650,910	—	6,650,910	4,189	407	6,646,314
American Funds Growth-Income Fund - Class 1A	2,158,202	—	2,158,202	682	105	2,157,415
American Funds Growth-Income Fund - Class 2	1,953,557,336	—	1,953,557,336	978,577	233,515	1,952,345,244
American Funds Growth-Income Fund - Class 4	69,128,536	38,961	69,167,497	—	6,893	69,160,604
American Funds High-Income Bond Fund - Class 1	1,730,644	1,529	1,732,173	—	113	1,732,060
American Funds High-Income Bond Fund - Class 1A	387,389	—	387,389	—	38	387,351
American Funds International Fund - Class 1	6,193,159	—	6,193,159	3,019	351	6,189,789
American Funds International Fund - Class 1A	1,624,555	—	1,624,555	435	60	1,624,060
American Funds International Fund - Class 2	706,640,566	—	706,640,566	410,378	82,650	706,147,538
American Funds International Fund - Class 4	31,960,600	24,450	31,985,050	—	3,061	31,981,989
American Funds International Growth and Income Fund - Class 1	1,740,232	—	1,740,232	—	125	1,740,107
American Funds International Growth and Income Fund - Class 1A	663,897	—	663,897	87	29	663,781
American Funds Managed Risk Asset Allocation Fund - Class P1	883,412	—	883,412	—	107	883,305
American Funds Managed Risk Asset Allocation Fund - Class P2	105,785,147	800,313	106,585,460	—	12,957	106,572,503
American Funds Managed Risk Blue Chip Income and Growth Fund - Class P1	84,417	—	84,417	—	8	84,409
American Funds Managed Risk Growth Fund - Class P1	105,312	—	105,312	—	7	105,305
American Funds Managed Risk Growth-Income Fund - Class P1	26,142	—	26,142	—	3	26,139

See accompanying notes.

Lincoln Life Variable Annuity Account N

Statements of assets and liabilities (continued)

December 31, 2017

Subaccount	Investments	Contract Purchases Due From The Lincoln National Life Insurance Company	Total Assets	Contract Redemptions Due To The Lincoln National Life Insurance Company	Mortality & Expense Guarantee Charges Payable To The Lincoln National Life Insurance Company	Net Assets
American Funds Managed Risk International Fund - Class P1	$15,846	$—	$15,846	$—	$1	$15,845
American Funds Mortgage Fund - Class 1	417,527	—	417,527	—	36	417,491
American Funds Mortgage Fund - Class 1A	93,728	—	93,728	—	5	93,723
American Funds Mortgage Fund - Class 4	5,068,017	—	5,068,017	7	546	5,067,464
American Funds New World Fund® - Class 1	4,165,079	—	4,165,079	2,520	236	4,162,323
American Funds New World Fund® - Class 1A	649,475	—	649,475	26	19	649,430
American Funds New World Fund® - Class 4	24,102,936	—	24,102,936	12,013	2,336	24,088,587
American Funds U.S. Government/AAA-Rated Securities Fund - Class 1	187,775	571	188,346	—	13	188,333
American Funds U.S. Government/AAA-Rated Securities Fund - Class 1A	292,991	—	292,991	40	33	292,918
BlackRock Global Allocation V.I. Fund - Class I	4,965,963	—	4,965,963	—	242	4,965,721
BlackRock Global Allocation V.I. Fund - Class III	1,146,877,979	—	1,146,877,979	152,231	158,762	1,146,566,986
BlackRock iShares® Alternative Strategies V.I. Fund - Class I	14,959	—	14,959	5	—	14,954
BlackRock iShares® Alternative Strategies V.I. Fund - Class III	4,445,593	82	4,445,675	—	475	4,445,200
ClearBridge Variable Aggressive Growth Portfolio - Class I	309,605	—	309,605	—	10	309,595
ClearBridge Variable Aggressive Growth Portfolio - Class II	22,310,972	—	22,310,972	52,939	2,166	22,255,867
ClearBridge Variable Large Cap Growth Portfolio - Class I	336,206	—	336,206	107	14	336,085
ClearBridge Variable Large Cap Growth Portfolio - Class II	13,714,813	177,459	13,892,272	—	1,819	13,890,453
ClearBridge Variable Mid Cap Portfolio - Class I	533,232	—	533,232	16	24	533,192
ClearBridge Variable Mid Cap Portfolio - Class II	31,258,208	9,308	31,267,516	—	3,444	31,264,072
Columbia VP Commodity Strategy Fund - Class 1	165,074	—	165,074	17	5	165,052
Columbia VP Commodity Strategy Fund - Class 2	490,615	—	490,615	—	41	490,574
Columbia VP Emerging Markets Bond Fund - Class 1	256,103	—	256,103	—	7	256,096
Columbia VP Emerging Markets Bond Fund - Class 2	1,163,607	—	1,163,607	—	106	1,163,501
Columbia VP Strategic Income Fund - Class 2	2,922,354	—	2,922,354	—	333	2,922,021
Delaware VIP® Diversified Income Series - Service Class	2,015,690,814	229,744	2,015,920,558	—	264,702	2,015,655,856
Delaware VIP® Diversified Income Series - Standard Class	6,538,179	643	6,538,822	—	371	6,538,451
Delaware VIP® Emerging Markets Series - Service Class	341,148,828	—	341,148,828	428,389	45,169	340,675,270
Delaware VIP® Emerging Markets Series - Standard Class	522,718	—	522,718	—	18	522,700
Delaware VIP® High Yield Series - Service Class	129,116,550	—	129,116,550	18,936	18,135	129,079,479
Delaware VIP® High Yield Series - Standard Class	2,886,572	—	2,886,572	—	342	2,886,230
Delaware VIP® International Value Equity Series - Standard Class	118,458	—	118,458	—	14	118,444

See accompanying notes.

Lincoln Life Variable Annuity Account N

Statements of assets and liabilities (continued)

December 31, 2017

Subaccount	Investments	Contract Purchases Due From The Lincoln National Life Insurance Company	Total Assets	Contract Redemptions Due To The Lincoln National Life Insurance Company	Mortality & Expense Guarantee Charges Payable To The Lincoln National Life Insurance Company	Net Assets
Delaware VIP® Limited-Term Diversified Income Series - Service Class	$1,262,177,517	$158,402	$1,262,335,919	$—	$139,262	$1,262,196,657
Delaware VIP® Limited-Term Diversified Income Series - Standard Class	1,445,890	317	1,446,207	—	141	1,446,066
Delaware VIP® REIT Series - Service Class	155,368,450	—	155,368,450	115,568	20,433	155,232,449
Delaware VIP® REIT Series - Standard Class	3,128,002	—	3,128,002	—	332	3,127,670
Delaware VIP® Small Cap Value Series - Service Class	400,023,182	—	400,023,182	71,643	53,770	399,897,769
Delaware VIP® Small Cap Value Series - Standard Class	7,203,155	—	7,203,155	—	813	7,202,342
Delaware VIP® Smid Cap Core Series - Service Class	189,072,441	—	189,072,441	40,698	25,097	189,006,646
Delaware VIP® Smid Cap Core Series - Standard Class	7,246,904	—	7,246,904	—	833	7,246,071
Delaware VIP® U.S. Growth Series - Service Class	329,493,224	—	329,493,224	95,051	30,754	329,367,419
Delaware VIP® Value Series - Service Class	315,543,007	—	315,543,007	18,141	42,856	315,482,010
Delaware VIP® Value Series - Standard Class	6,860,767	—	6,860,767	—	821	6,859,946
Deutsche Alternative Asset Allocation VIP Portfolio - Class A	1,263,843	32	1,263,875	—	96	1,263,779
Deutsche Alternative Asset Allocation VIP Portfolio - Class B	54,835,493	—	54,835,493	5,134	7,376	54,822,983
Deutsche Equity 500 Index VIP Portfolio - Class A	5,803,015	—	5,803,015	35	797	5,802,183
Deutsche Small Cap Index VIP Portfolio - Class A	3,640,154	2	3,640,156	—	484	3,639,672
Eaton Vance VT Floating-Rate Income Fund - ADV Class	3,542,544	—	3,542,544	—	118	3,542,426
Eaton Vance VT Floating-Rate Income Fund - Initial Class	17,287,541	106,374	17,393,915	—	1,745	17,392,170
Fidelity® VIP Contrafund® Portfolio - Initial Class	1,754,864	—	1,754,864	51	58	1,754,755
Fidelity® VIP Contrafund® Portfolio - Service Class 2	1,134,439,654	—	1,134,439,654	365,014	151,270	1,133,923,370
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2	6,059,816	—	6,059,816	468	807	6,058,541
Fidelity® VIP Growth Portfolio - Initial Class	4,933,873	—	4,933,873	18	542	4,933,313
Fidelity® VIP Growth Portfolio - Service Class 2	221,688,859	254,887	221,943,746	—	29,525	221,914,221
Fidelity® VIP Mid Cap Portfolio - Initial Class	1,896,595	—	1,896,595	28	64	1,896,503
Fidelity® VIP Mid Cap Portfolio - Service Class 2	583,861,080	—	583,861,080	570,526	76,369	583,214,185
Fidelity® VIP Strategic Income Portfolio - Initial Class	605,475	—	605,475	25	20	605,430
Fidelity® VIP Strategic Income Portfolio - Service Class 2	15,481,363	91,260	15,572,623	—	1,499	15,571,124
First Trust Dorsey Wright Tactical Core Portfolio - Class I	4,627,349	170,591	4,797,940	—	452	4,797,488
First Trust Multi Income Allocation Portfolio - Class I	5,591,837	—	5,591,837	—	600	5,591,237
First Trust Multi Income Allocation Portfolio - Class II	49,060	—	49,060	—	3	49,057
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I	85,957,226	241,338	86,198,564	—	10,853	86,187,711

See accompanying notes.

Lincoln Life Variable Annuity Account N

Statements of assets and liabilities (continued)

December 31, 2017

Subaccount	Investments	Contract Purchases Due From The Lincoln National Life Insurance Company	Total Assets	Contract Redemptions Due To The Lincoln National Life Insurance Company	Mortality & Expense Guarantee Charges Payable To The Lincoln National Life Insurance Company	Net Assets
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class II	$190,467	$—	$190,467	$—	$9	$190,458
Franklin Founding Funds Allocation VIP Fund - Class 4	8,357,329	—	8,357,329	244,344	864	8,112,121
Franklin Income VIP Fund - Class 1	162,613	—	162,613	—	5	162,608
Franklin Income VIP Fund - Class 2	568,097,041	—	568,097,041	84,355	72,022	567,940,664
Franklin Income VIP Fund - Class 4	51,661,547	43,568	51,705,115	—	5,499	51,699,616
Franklin Mutual Shares VIP Fund - Class 1	860,500	—	860,500	—	28	860,472
Franklin Mutual Shares VIP Fund - Class 2	729,251,982	—	729,251,982	362,374	73,010	728,816,598
Franklin Mutual Shares VIP Fund - Class 4	16,483,526	2,551	16,486,077	—	1,755	16,484,322
Franklin Rising Dividends VIP Fund - Class 1	693,213	—	693,213	11	23	693,179
Franklin Rising Dividends VIP Fund - Class 4	22,519,799	—	22,519,799	21	2,229	22,517,549
Franklin Small Cap Value VIP Fund - Class 1	616,431	—	616,431	2	21	616,408
Franklin Small Cap Value VIP Fund - Class 4	7,200,313	1,130	7,201,443	—	710	7,200,733
Franklin Small-Mid Cap Growth VIP Fund - Class 1	234,967	—	234,967	1	8	234,958
Franklin Small-Mid Cap Growth VIP Fund - Class 4	5,462,498	48	5,462,546	—	536	5,462,010
Goldman Sachs VIT Government Money Market Fund - Institutional Shares	456,100	—	456,100	—	26	456,074
Goldman Sachs VIT Government Money Market Fund - Service Shares	35,105,257	—	35,105,257	123,661	2,966	34,978,630
Goldman Sachs VIT Large Cap Value Fund - Service Shares	154,443,213	—	154,443,213	67,175	12,426	154,363,612
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares	2,446,762	—	2,446,762	18,561	240	2,427,961
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Institutional Shares	107,356	—	107,356	—	5	107,351
Goldman Sachs VIT Strategic Income Fund - Advisor Shares	4,880,224	—	4,880,224	—	494	4,879,730
Goldman Sachs VIT Strategic Income Fund - Institutional Shares	22,543	—	22,543	—	1	22,542
Guggenheim VT Long Short Equity	4,813,218	—	4,813,218	2	405	4,812,811
Guggenheim VT Multi-Hedge Strategies	4,703,327	5,096	4,708,423	—	438	4,707,985
Hartford Capital Appreciation HLS Fund - Class IA	99,166	—	99,166	—	3	99,163
Hartford Capital Appreciation HLS Fund - Class IC	11,633,333	285,498	11,918,831	—	1,235	11,917,596
Invesco V.I. American Franchise Fund - Series I Shares	2,712,634	—	2,712,634	—	320	2,712,314
Invesco V.I. American Franchise Fund - Series II Shares	1,494,402	—	1,494,402	—	212	1,494,190
Invesco V.I. Balanced-Risk Allocation Fund - Series I Shares	741,515	—	741,515	5	22	741,488
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	13,957,524	32,111	13,989,635	—	1,411	13,988,224
Invesco V.I. Comstock Fund - Series I Shares	121,435	—	121,435	—	4	121,431
Invesco V.I. Comstock Fund - Series II Shares	5,326,418	51,038	5,377,456	—	492	5,376,964
Invesco V.I. Core Equity Fund - Series I Shares	6,276,349	—	6,276,349	25	759	6,275,565
Invesco V.I. Core Equity Fund - Series II Shares	1,453,350	—	1,453,350	—	192	1,453,158
Invesco V.I. Diversified Dividend Fund - Series I Shares	106,530	—	106,530	—	3	106,527

See accompanying notes.

Lincoln Life Variable Annuity Account N

Statements of assets and liabilities (continued)

December 31, 2017

Subaccount	Investments	Contract Purchases Due From The Lincoln National Life Insurance Company	Total Assets	Contract Redemptions Due To The Lincoln National Life Insurance Company	Mortality & Expense Guarantee Charges Payable To The Lincoln National Life Insurance Company	Net Assets
Invesco V.I. Diversified Dividend Fund - Series II Shares	$19,647,978	$3,839	$19,651,817	$—	$1,877	$19,649,940
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I Shares	69,207	—	69,207	13	2	69,192
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares	75,336,960	239,885	75,576,845	—	9,588	75,567,257
Invesco V.I. Equity and Income Fund - Series I Shares	46,539	—	46,539	—	1	46,538
Invesco V.I. Equity and Income Fund - Series II Shares	15,730,818	—	15,730,818	—	1,521	15,729,297
Invesco V.I. International Growth Fund - Series I Shares	2,275,145	—	2,275,145	203	240	2,274,702
Invesco V.I. International Growth Fund - Series II Shares	49,251,137	—	49,251,137	334,615	6,096	48,910,426
Ivy VIP Asset Strategy Portfolio	9,073,536	—	9,073,536	24	913	9,072,599
Ivy VIP Energy Portfolio	6,655,877	—	6,655,877	63,223	648	6,592,006
Ivy VIP High Income Portfolio	18,861,808	3,716	18,865,524	—	1,880	18,863,644
Ivy VIP High Income Portfolio - Class I	106,108	—	106,108	—	6	106,102
Ivy VIP Micro Cap Growth Portfolio	3,995,820	5,118	4,000,938	—	371	4,000,567
Ivy VIP Micro Cap Growth Portfolio - Class I	107,341	—	107,341	3	3	107,335
Ivy VIP Mid Cap Growth Portfolio	7,889,485	—	7,889,485	—	746	7,888,739
Ivy VIP Mid Cap Growth Portfolio - Class I	386,789	—	386,789	—	16	386,773
Ivy VIP Science and Technology Portfolio	21,095,924	11,047	21,106,971	—	1,984	21,104,987
Ivy VIP Science and Technology Portfolio - Class I	154,567	—	154,567	—	4	154,563
Janus Henderson Balanced Portfolio - Service Shares	14,203,810	—	14,203,810	17,751	1,915	14,184,144
Janus Henderson Enterprise Portfolio - Service Shares	6,869,947	—	6,869,947	1	946	6,869,000
Janus Henderson Global Research Portfolio - Service Shares	680,687	—	680,687	—	90	680,597
JPMorgan Insurance Trust Core Bond Portfolio - Class 1	829,889	—	829,889	—	29	829,860
JPMorgan Insurance Trust Core Bond Portfolio - Class 2	47,075,511	174,893	47,250,404	—	6,048	47,244,356
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2	5,957,613	—	5,957,613	25,000	742	5,931,871
JPMorgan Insurance Trust Income Builder Portfolio - Class 1	55,958	—	55,958	—	2	55,956
JPMorgan Insurance Trust Income Builder Portfolio - Class 2	2,076,270	32,560	2,108,830	—	211	2,108,619
Lincoln iShares® Global Growth Allocation Fund - Standard Class	525,896	—	525,896	—	32	525,864
Lincoln iShares® U.S. Moderate Allocation Fund - Standard Class	797,203	—	797,203	—	49	797,154
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC	22,415,348	139,295	22,554,643	—	2,054	22,552,589
Lord Abbett Series Fund Developing Growth Portfolio - Class VC	7,100,133	—	7,100,133	10,345	688	7,089,100
Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC	14,978,734	—	14,978,734	4,178	1,185	14,973,371
Lord Abbett Series Fund Short Duration Income Portfolio - Class VC	23,702,854	16,928	23,719,782	—	2,156	23,717,626

See accompanying notes.

Lincoln Life Variable Annuity Account N

Statements of assets and liabilities (continued)

December 31, 2017

Subaccount	Investments	Contract Purchases Due From The Lincoln National Life Insurance Company	Total Assets	Contract Redemptions Due To The Lincoln National Life Insurance Company	Mortality & Expense Guarantee Charges Payable To The Lincoln National Life Insurance Company	Net Assets
LVIP American Balanced Allocation Fund - Service Class	$46,622,713	$—	$46,622,713	$—	$4,577	$46,618,136
LVIP American Balanced Allocation Fund - Standard Class	6,912,014	—	6,912,014	725	606	6,910,683
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class	338,571,628	—	338,571,628	213,967	45,395	338,312,266
LVIP American Global Balanced Allocation Managed Risk Fund - Service Class	25,466,127	13,524	25,479,651	—	3,139	25,476,512
LVIP American Global Balanced Allocation Managed Risk Fund - Standard Class	718,838	—	718,838	—	51	718,787
LVIP American Global Growth Allocation Managed Risk Fund - Service Class	72,357,117	13,581	72,370,698	—	8,786	72,361,912
LVIP American Global Growth Allocation Managed Risk Fund - Standard Class	410,021	—	410,021	—	24	409,997
LVIP American Global Growth Fund - Service Class II	189,922,419	—	189,922,419	416,951	26,073	189,479,395
LVIP American Global Small Capitalization Fund - Service Class II	75,257,093	—	75,257,093	18,303	10,014	75,228,776
LVIP American Growth Allocation Fund - Service Class	33,257,532	100,909	33,358,441	—	3,213	33,355,228
LVIP American Growth Allocation Fund - Standard Class	1,336,874	—	1,336,874	—	65	1,336,809
LVIP American Growth Fund - Service Class II	542,959,922	347,556	543,307,478	—	74,384	543,233,094
LVIP American Growth-Income Fund - Service Class II	463,226,641	—	463,226,641	15,719	62,213	463,148,709
LVIP American Income Allocation Fund - Standard Class	82,347	—	82,347	—	11	82,336
LVIP American International Fund - Service Class II	192,907,008	—	192,907,008	61,907	26,286	192,818,815
LVIP American Preservation Fund - Service Class	7,252,923	5,116	7,258,039	—	728	7,257,311
LVIP American Preservation Fund - Standard Class	127,800	—	127,800	—	15	127,785
LVIP Baron Growth Opportunities Fund - Service Class	187,509,740	—	187,509,740	128,998	25,637	187,355,105
LVIP Baron Growth Opportunities Fund - Standard Class	834,234	—	834,234	5	30	834,199
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class	892,060,051	59,334	892,119,385	—	119,682	891,999,703
LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class	548,027	—	548,027	709	28	547,290
LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Service Class	947,788,687	—	947,788,687	735,042	133,440	946,920,205
LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Standard Class	176,637	—	176,637	—	14	176,623
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class	195,957,975	968,192	196,926,167	—	25,507	196,900,660
LVIP BlackRock Inflation Protected Bond Fund - Service Class	789,617,302	—	789,617,302	53,714	106,723	789,456,865
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	1,969,530	531	1,970,061	—	119	1,969,942
LVIP BlackRock Multi-Asset Income Fund - Service Class	8,042,581	—	8,042,581	68,681	842	7,973,058

See accompanying notes.

Lincoln Life Variable Annuity Account N

Statements of assets and liabilities (continued)

December 31, 2017

Subaccount	Investments	Contract Purchases Due From The Lincoln National Life Insurance Company	Total Assets	Contract Redemptions Due To The Lincoln National Life Insurance Company	Mortality & Expense Guarantee Charges Payable To The Lincoln National Life Insurance Company	Net Assets
LVIP BlackRock Multi-Asset Income Fund - Standard Class	$215,948	$—	$215,948	$—	$7	$215,941
LVIP BlackRock Scientific Allocation Fund - Service Class	1,706,152	—	1,706,152	2,287	214	1,703,651
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class	236,255,918	826,539	237,082,457	—	31,967	237,050,490
LVIP Blended Core Equity Managed Volatility Fund - Service Class	264,392,157	—	264,392,157	47,709	35,129	264,309,319
LVIP Blended Core Equity Managed Volatility Fund - Standard Class	77,341	—	77,341	—	6	77,335
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class	582,103,448	287,943	582,391,391	—	77,320	582,314,071
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	2,422,346	15	2,422,361	—	391	2,421,970
LVIP Blended Mid Cap Managed Volatility Fund - Service Class	509,486,636	63,657	509,550,293	—	68,452	509,481,841
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	83,998	—	83,998	—	6	83,992
LVIP Clarion Global Real Estate Fund - Service Class	103,579,999	—	103,579,999	43,735	13,433	103,522,831
LVIP Clarion Global Real Estate Fund - Standard Class	619,732	—	619,732	17	20	619,695
LVIP ClearBridge Large Cap Managed Volatility Fund - Service Class	121,761,912	95,673	121,857,585	—	16,139	121,841,446
LVIP Delaware Bond Fund - Service Class	3,400,974,478	3,713,112	3,404,687,590	—	397,024	3,404,290,566
LVIP Delaware Bond Fund - Standard Class	76,545,642	4,799	76,550,441	—	10,583	76,539,858
LVIP Delaware Diversified Floating Rate Fund - Service Class	768,966,378	—	768,966,378	83,977	106,045	768,776,356
LVIP Delaware Diversified Floating Rate Fund - Standard Class	1,963,293	—	1,963,293	—	154	1,963,139
LVIP Delaware Social Awareness Fund - Service Class	59,974,248	30,886	60,005,134	—	7,804	59,997,330
LVIP Delaware Social Awareness Fund - Standard Class	7,579,380	—	7,579,380	15,999	1,008	7,562,373
LVIP Delaware Special Opportunities Fund - Service Class	78,619,942	—	78,619,942	120,547	10,374	78,489,021
LVIP Delaware Wealth Builder Fund - Service Class	13,257,520	618	13,258,138	—	1,904	13,256,234
LVIP Delaware Wealth Builder Fund - Standard Class	4,614,227	52	4,614,279	—	647	4,613,632
LVIP Dimensional International Core Equity Fund - Service Class	41,624,922	10,767	41,635,689	—	5,288	41,630,401
LVIP Dimensional International Core Equity Fund - Standard Class	3,572,858	—	3,572,858	39	162	3,572,657
LVIP Dimensional International Equity Managed Volatility Fund - Service Class	360,115,360	86,342	360,201,702	—	48,051	360,153,651
LVIP Dimensional International Equity Managed Volatility Fund - Standard Class	1,458,024	—	1,458,024	—	79	1,457,945
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class	89,544,698	—	89,544,698	10,563	11,822	89,522,313
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	4,175,827	—	4,175,827	4	187	4,175,636

See accompanying notes.

Lincoln Life Variable Annuity Account N

Statements of assets and liabilities (continued)

December 31, 2017

Subaccount	Investments	Contract Purchases Due From The Lincoln National Life Insurance Company	Total Assets	Contract Redemptions Due To The Lincoln National Life Insurance Company	Mortality & Expense Guarantee Charges Payable To The Lincoln National Life Insurance Company	Net Assets
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class	$36,826,753	$—	$36,826,753	$108,605	$4,805	$36,713,343
LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class	3,256,650	—	3,256,650	3	168	3,256,479
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class	673,946,227	—	673,946,227	95,057	89,598	673,761,572
LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class	2,346,916	—	2,346,916	—	120	2,346,796
LVIP Dimensional/Vanguard Total Bond Fund - Service Class	570,902,213	86,293	570,988,506	—	75,263	570,913,243
LVIP Dimensional/Vanguard Total Bond Fund - Standard Class	8,444,213	—	8,444,213	26	434	8,443,753
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class	842,756,515	59,892	842,816,407	—	113,024	842,703,383
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class	7,416,024	8,549	7,424,573	—	903	7,423,670
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Standard Class	13,430	—	13,430	—	1	13,429
LVIP Franklin Templeton Value Managed Volatility Fund - Service Class	310,391,726	7,038	310,398,764	—	41,740	310,357,024
LVIP Franklin Templeton Value Managed Volatility Fund - Standard Class	11,575	8	11,583	—	1	11,582
LVIP Global Conservative Allocation Managed Risk Fund - Service Class	1,188,580,846	—	1,188,580,846	821,039	164,350	1,187,595,457
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	190,024	—	190,024	—	10	190,014
LVIP Global Growth Allocation Managed Risk Fund - Service Class	8,676,120,065	587,605	8,676,707,670	—	1,055,537	8,675,652,133
LVIP Global Growth Allocation Managed Risk Fund - Standard Class	7,078,994	—	7,078,994	2	530	7,078,462
LVIP Global Income Fund - Service Class	651,609,096	202,836	651,811,932	—	86,635	651,725,297
LVIP Global Income Fund - Standard Class	728,712	—	728,712	—	24	728,688
LVIP Global Moderate Allocation Managed Risk Fund - Service Class	6,742,193,495	—	6,742,193,495	769,189	828,420	6,740,595,886
LVIP Global Moderate Allocation Managed Risk Fund - Standard Class	1,243,458	—	1,243,458	—	105	1,243,353
LVIP Goldman Sachs Income Builder Fund - Service Class	9,551,897	82,096	9,633,993	—	1,097	9,632,896
LVIP Goldman Sachs Income Builder Fund - Standard Class	45,965	—	45,965	64	2	45,899
LVIP Government Money Market Fund - Service Class	211,977,421	727,373	212,704,794	—	26,672	212,678,122
LVIP Government Money Market Fund - Standard Class	22,851,954	—	22,851,954	33,055	2,906	22,815,993
LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Service Class	309,616,452	152,667	309,769,119	—	41,447	309,727,672
LVIP Invesco Select Equity Managed Volatility Fund - Service Class	139,413,447	—	139,413,447	200,256	18,506	139,194,685
LVIP Invesco Select Equity Managed Volatility Fund - Standard Class	80,399	—	80,399	—	7	80,392
LVIP JPMorgan High Yield Fund - Service Class	181,523,058	—	181,523,058	10,990	21,060	181,491,008
LVIP JPMorgan High Yield Fund - Standard Class	306,577	—	306,577	27	9	306,541
See accompanying notes.

Lincoln Life Variable Annuity Account N

Statements of assets and liabilities (continued)

December 31, 2017

Subaccount	Investments	Contract Purchases Due From The Lincoln National Life Insurance Company	Total Assets	Contract Redemptions Due To The Lincoln National Life Insurance Company	Mortality & Expense Guarantee Charges Payable To The Lincoln National Life Insurance Company	Net Assets
LVIP JPMorgan Retirement Income Fund - Service Class	$1,518,709	$—	$1,518,709	$2,210	$177	$1,516,322
LVIP JPMorgan Retirement Income Fund - Standard Class	769,962	—	769,962	84	32	769,846
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class	619,773,873	—	619,773,873	81,493	82,764	619,609,616
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	301,651	—	301,651	706	25	300,920
LVIP Managed Risk Profile 2010 Fund - Service Class	5,815,719	—	5,815,719	38	751	5,814,930
LVIP Managed Risk Profile 2020 Fund - Service Class	10,177,752	—	10,177,752	1,730	1,376	10,174,646
LVIP Managed Risk Profile 2030 Fund - Service Class	5,123,980	—	5,123,980	293	731	5,122,956
LVIP Managed Risk Profile 2040 Fund - Service Class	4,703,748	—	4,703,748	—	626	4,703,122
LVIP MFS International Equity Managed Volatility Fund - Service Class	290,330,398	154,773	290,485,171	—	39,351	290,445,820
LVIP MFS International Growth Fund - Service Class	189,666,554	24,298	189,690,852	—	20,900	189,669,952
LVIP MFS International Growth Fund - Standard Class	8,271	—	8,271	—	—	8,271
LVIP MFS Value Fund - Service Class	978,007,082	—	978,007,082	458,883	98,791	977,449,408
LVIP MFS Value Fund - Standard Class	1,528,573	—	1,528,573	53	46	1,528,474
LVIP Mondrian International Value Fund - Service Class	284,030,514	—	284,030,514	190,027	32,557	283,807,930
LVIP Mondrian International Value Fund - Standard Class	12,013,724	—	12,013,724	11,501	1,665	12,000,558
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class	42,339,947	69,178	42,409,125	—	5,654	42,403,471
LVIP Multi-Manager Global Equity Managed Volatility Fund - Standard Class	219,306	—	219,306	—	16	219,290
LVIP PIMCO Low Duration Bond Fund - Service Class	402,278,517	230,770	402,509,287	—	52,957	402,456,330
LVIP PIMCO Low Duration Bond Fund - Standard Class	6,281,045	—	6,281,045	48	326	6,280,671
LVIP Select Core Equity Managed Volatility Fund - Service Class	437,077,801	—	437,077,801	117,391	60,350	436,900,060
LVIP Select Core Equity Managed Volatility Fund - Standard Class	133,187	—	133,187	—	9	133,178
LVIP SSGA Bond Index Fund - Service Class	991,475,494	—	991,475,494	717,858	136,895	990,620,741
LVIP SSGA Bond Index Fund - Standard Class	2,640,743	1,054	2,641,797	—	194	2,641,603
LVIP SSGA Conservative Index Allocation Fund - Service Class	72,065,031	—	72,065,031	4,584	9,616	72,050,831
LVIP SSGA Conservative Structured Allocation Fund - Service Class	188,371,407	—	188,371,407	14,619	24,181	188,332,607
LVIP SSGA Conservative Structured Allocation Fund - Standard Class	678,736	—	678,736	—	23	678,713
LVIP SSGA Developed International 150 Fund - Service Class	163,274,222	—	163,274,222	35,767	22,174	163,216,281
LVIP SSGA Developed International 150 Fund - Standard Class	589,633	—	589,633	—	37	589,596

See accompanying notes.

Lincoln Life Variable Annuity Account N

Statements of assets and liabilities (continued)

December 31, 2017

Subaccount	Investments	Contract Purchases Due From The Lincoln National Life Insurance Company	Total Assets	Contract Redemptions Due To The Lincoln National Life Insurance Company	Mortality & Expense Guarantee Charges Payable To The Lincoln National Life Insurance Company	Net Assets
LVIP SSGA Emerging Markets 100 Fund - Service Class	$187,910,788	$—	$187,910,788	$67,362	$25,168	$187,818,258
LVIP SSGA Emerging Markets 100 Fund - Standard Class	1,455,068	—	1,455,068	—	66	1,455,002
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class	877,109,160	—	877,109,160	379,927	120,326	876,608,907
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class	746,620	—	746,620	82	40	746,498
LVIP SSGA International Index Fund - Service Class	297,648,003	—	297,648,003	164,817	39,914	297,443,272
LVIP SSGA International Index Fund - Standard Class	2,431,053	—	2,431,053	122	156	2,430,775
LVIP SSGA International Managed Volatility Fund - Service Class	378,886,781	5,045	378,891,826	—	51,172	378,840,654
LVIP SSGA International Managed Volatility Fund - Standard Class	156,301	—	156,301	—	19	156,282
LVIP SSGA Large Cap 100 Fund - Service Class	350,453,471	—	350,453,471	76,667	48,368	350,328,436
LVIP SSGA Large Cap 100 Fund - Standard Class	2,976,217	—	2,976,217	—	239	2,975,978
LVIP SSGA Large Cap Managed Volatility Fund - Service Class	371,034,936	66,375	371,101,311	—	49,801	371,051,510
LVIP SSGA Large Cap Managed Volatility Fund - Standard Class	38,214	—	38,214	—	3	38,211
LVIP SSGA Mid-Cap Index Fund - Service Class	33,508,817	97,354	33,606,171	—	4,116	33,602,055
LVIP SSGA Mid-Cap Index Fund - Standard Class	1,251,654	—	1,251,654	174	72	1,251,408
LVIP SSGA Moderate Index Allocation Fund - Service Class	228,741,878	—	228,741,878	12,059	30,444	228,699,375
LVIP SSGA Moderate Index Allocation Fund - Standard Class	29,087	—	29,087	73	1	29,013
LVIP SSGA Moderate Structured Allocation Fund - Service Class	805,493,746	—	805,493,746	330,807	106,906	805,056,033
LVIP SSGA Moderate Structured Allocation Fund - Standard Class	186,958	—	186,958	—	6	186,952
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class	191,108,430	—	191,108,430	14,932	25,487	191,068,011
LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class	280,672	—	280,672	—	12	280,660
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class	460,651,048	388,142	461,039,190	—	61,691	460,977,499
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Standard Class	2,353,068	—	2,353,068	—	119	2,352,949
LVIP SSGA S&P 500 Index Fund - Service Class	1,099,039,081	—	1,099,039,081	968,735	146,862	1,097,923,484
LVIP SSGA S&P 500 Index Fund - Standard Class	46,502,480	—	46,502,480	4,199	4,836	46,493,445
LVIP SSGA Small-Cap Index Fund - Service Class	311,632,017	—	311,632,017	325,750	41,507	311,264,760
LVIP SSGA Small-Cap Index Fund - Standard Class	6,542,319	—	6,542,319	283	391	6,541,645
LVIP SSGA Small-Mid Cap 200 Fund - Service Class	142,586,603	15,017	142,601,620	—	19,349	142,582,271
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	3,360,575	374	3,360,949	—	230	3,360,719

See accompanying notes.

Lincoln Life Variable Annuity Account N

Statements of assets and liabilities (continued)

December 31, 2017

Subaccount	Investments	Contract Purchases Due From The Lincoln National Life Insurance Company	Total Assets	Contract Redemptions Due To The Lincoln National Life Insurance Company	Mortality & Expense Guarantee Charges Payable To The Lincoln National Life Insurance Company	Net Assets
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class	$366,784,481	$141,868	$366,926,349	$—	$50,013	$366,876,336
LVIP SSGA SMID Cap Managed Volatility Fund - Standard Class	94,383	—	94,383	—	7	94,376
LVIP T. Rowe Price Growth Stock Fund - Service Class	302,815,152	—	302,815,152	164,104	39,257	302,611,791
LVIP T. Rowe Price Growth Stock Fund - Standard Class	1,451,293	—	1,451,293	—	47	1,451,246
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class	163,276,724	—	163,276,724	76,522	21,320	163,178,882
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	3,968,630	35	3,968,665	—	485	3,968,180
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class	905,166,275	63,815	905,230,090	—	103,757	905,126,333
LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class	35,273	—	35,273	—	2	35,271
LVIP Vanguard Domestic Equity ETF Fund - Service Class	198,312,443	379,074	198,691,517	—	24,548	198,666,969
LVIP Vanguard Domestic Equity ETF Fund - Standard Class	1,369,406	—	1,369,406	17	104	1,369,285
LVIP Vanguard International Equity ETF Fund - Service Class	132,388,711	—	132,388,711	182,924	16,587	132,189,200
LVIP Vanguard International Equity ETF Fund - Standard Class	1,536,951	—	1,536,951	373	101	1,536,477
LVIP Wellington Capital Growth Fund - Service Class	338,094,601	—	338,094,601	288,791	29,886	337,775,924
LVIP Wellington Capital Growth Fund - Standard Class	63,374	—	63,374	—	2	63,372
LVIP Wellington Mid-Cap Value Fund - Service Class	98,686,370	—	98,686,370	49,788	12,701	98,623,881
LVIP Wellington Mid-Cap Value Fund - Standard Class	340,998	—	340,998	—	11	340,987
LVIP Western Asset Core Bond Fund - Service Class	38,144,660	103,254	38,247,914	—	5,008	38,242,906
LVIP Western Asset Core Bond Fund - Standard Class	622,439	—	622,439	291	47	622,101
MFS® VIT Growth Series - Initial Class	3,738,951	—	3,738,951	—	413	3,738,538
MFS® VIT Growth Series - Service Class	106,065,584	—	106,065,584	42,647	12,012	106,010,925
MFS® VIT Total Return Series - Initial Class	6,620,090	—	6,620,090	—	773	6,619,317
MFS® VIT Total Return Series - Service Class	69,540,979	—	69,540,979	5,648	8,869	69,526,462
MFS® VIT Utilities Series - Initial Class	7,091,251	—	7,091,251	557	809	7,089,885
MFS® VIT Utilities Series - Service Class	194,490,329	—	194,490,329	20,072	25,130	194,445,127
MFS® VIT II Core Equity Portfolio - Service Class	2,491,491	—	2,491,491	47	342	2,491,102
MFS® VIT II International Value Portfolio - Initial Class	1,034,695	—	1,034,695	—	33	1,034,662
MFS® VIT II International Value Portfolio - Service Class	30,761,797	28	30,761,825	—	2,963	30,758,862
Morgan Stanley VIF Global Infrastructure Portfolio - Class I	292,306	—	292,306	—	9	292,297
Morgan Stanley VIF Global Infrastructure Portfolio - Class II	6,946,553	—	6,946,553	4,592	676	6,941,285
Morgan Stanley VIF Growth Portfolio - Class II	2,392,982	—	2,392,982	374	200	2,392,408

See accompanying notes.

Lincoln Life Variable Annuity Account N

Statements of assets and liabilities (continued)

December 31, 2017

Subaccount	Investments	Contract Purchases Due From The Lincoln National Life Insurance Company	Total Assets	Contract Redemptions Due To The Lincoln National Life Insurance Company	Mortality & Expense Guarantee Charges Payable To The Lincoln National Life Insurance Company	Net Assets
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	$27,550,352	$—	$27,550,352	$569	$3,828	$27,545,955
Oppenheimer Global Fund/VA Service Shares	9,049,624	—	9,049,624	1,079	730	9,047,815
Oppenheimer International Growth Fund/VA Non-Service Shares	1,458,235	—	1,458,235	3	47	1,458,185
Oppenheimer International Growth Fund/VA Service Shares	13,746,767	5,235	13,752,002	—	1,311	13,750,691
Oppenheimer Main Street Small Cap Fund®/VA Non-Service Shares	605,717	—	605,717	—	20	605,697
Oppenheimer Main Street Small Cap Fund®/VA Service Shares	10,621,653	3,330	10,624,983	—	1,073	10,623,910
PIMCO VIT All Asset All Authority Portfolio - Advisor Class	3,168,749	—	3,168,749	46	315	3,168,388
PIMCO VIT All Asset All Authority Portfolio - Institutional Class	113,447	—	113,447	—	4	113,443
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class	12,507,267	—	12,507,267	23,079	1,473	12,482,715
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Institutional Class	33,087	—	33,087	—	1	33,086
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class	3,605,120	—	3,605,120	—	347	3,604,773
PIMCO VIT Emerging Markets Bond Portfolio - Institutional Class	32,121	—	32,121	—	1	32,120
PIMCO VIT Unconstrained Bond Portfolio - Advisor Class	3,901,182	—	3,901,182	145	409	3,900,628
PIMCO VIT Unconstrained Bond Portfolio - Institutional Class	41,115	—	41,115	—	1	41,114
Putnam VT Absolute Return 500 Fund - Class IA	1,385	—	1,385	—	—	1,385
Putnam VT Absolute Return 500 Fund - Class IB	2,926,132	—	2,926,132	255	269	2,925,608
Putnam VT Equity Income Fund - Class IB	1,219,032	—	1,219,032	—	166	1,218,866
Putnam VT George Putnam Balanced Fund - Class IA	236,872	—	236,872	—	10	236,862
Putnam VT George Putnam Balanced Fund - Class IB	14,159,024	49,700	14,208,724	—	1,874	14,206,850
Putnam VT Global Health Care Fund - Class IA	132,921	—	132,921	—	4	132,917
Putnam VT Global Health Care Fund - Class IB	13,257,609	286,445	13,544,054	—	1,394	13,542,660
Putnam VT Income Fund - Class IB	6,134,532	5,118	6,139,650	—	627	6,139,023
QS Variable Conservative Growth - Class II	973,219	—	973,219	2,280	121	970,818
Rational Dividend Capture VA Fund	1,268,031	188	1,268,219	—	138	1,268,081
SEI VP Market Growth Strategy Fund - Class III	2,647,840	—	2,647,840	—	302	2,647,538
SEI VP Market Plus Strategy Fund - Class III	2,054,892	—	2,054,892	—	199	2,054,693
Templeton Foreign VIP Fund - Class 1	29,746	—	29,746	—	1	29,745
Templeton Foreign VIP Fund - Class 4	3,132,114	3,974	3,136,088	—	309	3,135,779
Templeton Global Bond VIP Fund - Class 1	2,377,156	—	2,377,156	98	76	2,376,982
Templeton Global Bond VIP Fund - Class 2	333,834,284	91,727	333,926,011	—	43,652	333,882,359
Templeton Global Bond VIP Fund - Class 4	26,208,415	1,264	26,209,679	—	2,605	26,207,074
Templeton Growth VIP Fund - Class 2	30,101,871	—	30,101,871	44,075	4,225	30,053,571
VanEck VIP Global Hard Assets Fund - Class S Shares	3,673,122	—	3,673,122	68,546	364	3,604,212

See accompanying notes.

Lincoln Life Variable Annuity Account N

Statements of assets and liabilities (continued)

December 31, 2017

Subaccount	Investments	Contract Purchases Due From The Lincoln National Life Insurance Company	Total Assets	Contract Redemptions Due To The Lincoln National Life Insurance Company	Mortality & Expense Guarantee Charges Payable To The Lincoln National Life Insurance Company	Net Assets
VanEck VIP Global Hard Assets Fund - Initial Class Shares	$383,615	$—	$383,615	$—	$12	$383,603
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares	13,492,958	20,442	13,513,400	—	1,409	13,511,991
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class I Shares	1,213,798	—	1,213,798	—	38	1,213,760
Virtus Rampart Equity Trend Series - Class A Shares	1,445,802	—	1,445,802	—	152	1,445,650
Virtus Rampart Equity Trend Series - Class I Shares	51	—	51	—	—	51

See accompanying notes.

Lincoln Life Variable Annuity Account N

Statements of operations

Year Ended December 31, 2017

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments
AB VPS Global Thematic Growth Portfolio - Class B	$81,291	$(470,594)	$(389,303)	$2,270,665
AB VPS Growth and Income Portfolio - Class B	—	(2)	(2)	(34)
AB VPS International Value Portfolio - Class B	30	(35)	(5)	439
AB VPS Large Cap Growth Portfolio - Class B	—	(166,871)	(166,871)	2,030,561
AB VPS Small/Mid Cap Value Portfolio - Class A	1,884	(1,743)	141	4,413
AB VPS Small/Mid Cap Value Portfolio - Class B	490,245	(3,240,057)	(2,749,812)	3,594,805
ALPS/Alerian Energy Infrastructure Portfolio - Class I	12,172	(1,193)	10,979	(5,202)
ALPS/Alerian Energy Infrastructure Portfolio - Class III	106,849	(64,101)	42,748	91,369
ALPS/Red Rocks Listed Private Equity Portfolio - Class I	1,565	(296)	1,269	4,340
ALPS/Red Rocks Listed Private Equity Portfolio - Class III	209,827	(98,585)	111,242	207,041
ALPS/Stadion Core ETF Portfolio - Class I	160	(419)	(259)	404
ALPS/Stadion Core ETF Portfolio - Class III	12,181	(90,080)	(77,899)	77,695
ALPS/Stadion Tactical Growth Portfolio - Class III	13,731	(56,685)	(42,954)	104,529
American Century VP Balanced Fund - Class I	667	(142)	525	122
American Century VP Balanced Fund - Class II	507,219	(578,084)	(70,865)	351,817
American Century VP Inflation Protection Fund - Class II	689	(589)	100	(105)
American Century VP Large Company Value Fund - Class I	702	(297)	405	413
American Century VP Large Company Value Fund - Class II	14,818	(14,342)	476	8,787
American Funds Asset Allocation Fund - Class 1	320,466	(104,883)	215,583	117,018
American Funds Asset Allocation Fund - Class 1A	47,602	(7,763)	39,839	4,250
American Funds Asset Allocation Fund - Class 4	1,559,363	(1,345,159)	214,204	722,024
American Funds Blue Chip Income and Growth Fund - Class 1	93,931	(33,600)	60,331	37,877
American Funds Blue Chip Income and Growth Fund - Class 1A	10,539	(1,089)	9,450	114
American Funds Blue Chip Income and Growth Fund - Class 4	516,877	(298,307)	218,570	204,621
American Funds Bond Fund - Class 1	133,974	(45,611)	88,363	(2,079)
American Funds Bond Fund - Class 1A	15,441	(1,528)	13,913	(2,354)
American Funds Capital Income Builder® - Class 1	29,123	(4,548)	24,575	3,223
American Funds Capital Income Builder® - Class 1A	4,649	(707)	3,942	373
American Funds Capital Income Builder® - Class 4	769,925	(369,152)	400,773	155,431
American Funds Global Balanced Fund - Class 1	6,125	(3,563)	2,562	7,899
American Funds Global Balanced Fund - Class 1A	2,365	(214)	2,151	2
American Funds Global Bond Fund - Class 1	15,526	(22,434)	(6,908)	(2,278)
American Funds Global Bond Fund - Class 1A	342	(91)	251	2
American Funds Global Growth and Income Fund - Class 1	32,710	(13,643)	19,067	67,018
American Funds Global Growth and Income Fund - Class 1A	2,261	(220)	2,041	166
American Funds Global Growth Fund - Class 1	20,674	(16,800)	3,874	44,171
American Funds Global Growth Fund - Class 1A	10,863	(2,343)	8,520	2,917
American Funds Global Growth Fund - Class 2	1,911,616	(4,584,218)	(2,672,602)	10,577,261
American Funds Global Growth Fund - Class 4	190,955	(300,636)	(109,681)	199,362
American Funds Global Small Capitalization Fund - Class 1	8,974	(10,333)	(1,359)	(1,054)
American Funds Global Small Capitalization Fund - Class 1A	751	(385)	366	36
American Funds Global Small Capitalization Fund - Class 2	1,718,310	(5,015,328)	(3,297,018)	7,584,848
American Funds Global Small Capitalization Fund - Class 4	29,634	(86,620)	(56,986)	(30,920)
American Funds Growth Fund - Class 1	73,740	(72,830)	910	60,007
American Funds Growth Fund - Class 1A	12,961	(5,069)	7,892	955
American Funds Growth Fund - Class 2	7,141,812	(23,968,312)	(16,826,500)	67,672,714
American Funds Growth Fund - Class 4	396,526	(942,018)	(545,492)	330,034
American Funds Growth-Income Fund - Class 1	101,686	(44,847)	56,839	7,172
American Funds Growth-Income Fund - Class 1A	23,973	(2,902)	21,071	1,163
American Funds Growth-Income Fund - Class 2	25,980,150	(27,704,075)	(1,723,925)	69,238,531
American Funds Growth-Income Fund - Class 4	782,247	(614,325)	167,922	168,404
American Funds High-Income Bond Fund - Class 1	116,285	(13,408)	102,877	(1,112)
American Funds High-Income Bond Fund - Class 1A	11,455	(832)	10,623	59
American Funds International Fund - Class 1	84,127	(36,823)	47,304	41,732
American Funds International Fund - Class 1A	17,099	(2,736)	14,363	5,387
American Funds International Fund - Class 2	8,380,477	(9,766,463)	(1,385,986)	15,782,619
American Funds International Fund - Class 4	366,094	(274,717)	91,377	172,225

See accompanying notes.

Subaccount	Dividends from Net Realized Gain on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
AB VPS Global Thematic Growth Portfolio - Class B	$—	$2,270,665	$6,286,429	$8,167,791
AB VPS Growth and Income Portfolio - Class B	—	(34)	—	(36)
AB VPS International Value Portfolio - Class B	—	439	79	513
AB VPS Large Cap Growth Portfolio - Class B	590,315	2,620,876	184,619	2,638,624
AB VPS Small/Mid Cap Value Portfolio - Class A	20,266	24,679	26,678	51,498
AB VPS Small/Mid Cap Value Portfolio - Class B	9,979,977	13,574,782	10,802,593	21,627,563
ALPS/Alerian Energy Infrastructure Portfolio - Class I	—	(5,202)	(4,750)	1,027
ALPS/Alerian Energy Infrastructure Portfolio - Class III	—	91,369	(223,707)	(89,590)
ALPS/Red Rocks Listed Private Equity Portfolio - Class I	—	4,340	3,928	9,537
ALPS/Red Rocks Listed Private Equity Portfolio - Class III	—	207,041	1,142,348	1,460,631
ALPS/Stadion Core ETF Portfolio - Class I	—	404	7,053	7,198
ALPS/Stadion Core ETF Portfolio - Class III	—	77,695	716,112	715,908
ALPS/Stadion Tactical Growth Portfolio - Class III	—	104,529	421,794	483,369
American Century VP Balanced Fund - Class I	1,820	1,942	2,509	4,976
American Century VP Balanced Fund - Class II	1,635,285	1,987,102	2,006,722	3,922,959
American Century VP Inflation Protection Fund - Class II	—	(105)	321	316
American Century VP Large Company Value Fund - Class I	—	413	6,394	7,212
American Century VP Large Company Value Fund - Class II	—	8,787	128,091	137,354
American Funds Asset Allocation Fund - Class 1	814,606	931,624	1,457,181	2,604,388
American Funds Asset Allocation Fund - Class 1A	70,886	75,136	87,616	202,591
American Funds Asset Allocation Fund - Class 4	4,865,068	5,587,092	8,362,048	14,163,344
American Funds Blue Chip Income and Growth Fund - Class 1	152,507	190,384	374,121	624,836
American Funds Blue Chip Income and Growth Fund - Class 1A	5,504	5,618	34,242	49,310
American Funds Blue Chip Income and Growth Fund - Class 4	922,944	1,127,565	2,335,588	3,681,723
American Funds Bond Fund - Class 1	86,380	84,301	2,575	175,239
American Funds Bond Fund - Class 1A	5,118	2,764	(12,038)	4,639
American Funds Capital Income Builder® - Class 1	—	3,223	87,902	115,700
American Funds Capital Income Builder® - Class 1A	—	373	8,219	12,534
American Funds Capital Income Builder® - Class 4	—	155,431	2,565,470	3,121,674
American Funds Global Balanced Fund - Class 1	16,152	24,051	71,308	97,921
American Funds Global Balanced Fund - Class 1A	5,750	5,752	(3,084)	4,819
American Funds Global Bond Fund - Class 1	16,154	13,876	151,748	158,716
American Funds Global Bond Fund - Class 1A	—	2	287	540
American Funds Global Growth and Income Fund - Class 1	30,037	97,055	226,006	342,128
American Funds Global Growth and Income Fund - Class 1A	—	166	4,875	7,082
American Funds Global Growth Fund - Class 1	75,957	120,128	516,472	640,474
American Funds Global Growth Fund - Class 1A	15,435	18,352	75,287	102,159
American Funds Global Growth Fund - Class 2	8,980,660	19,557,921	59,570,380	76,455,699
American Funds Global Growth Fund - Class 4	720,032	919,394	5,392,170	6,201,883
American Funds Global Small Capitalization Fund - Class 1	—	(1,054)	298,153	295,740
American Funds Global Small Capitalization Fund - Class 1A	—	36	22,388	22,790
American Funds Global Small Capitalization Fund - Class 2	—	7,584,848	82,252,839	86,540,669
American Funds Global Small Capitalization Fund - Class 4	—	(30,920)	1,613,350	1,525,444
American Funds Growth Fund - Class 1	907,359	967,366	1,339,803	2,308,079
American Funds Growth Fund - Class 1A	63,745	64,700	121,115	193,707
American Funds Growth Fund - Class 2	140,329,943	208,002,657	147,458,557	338,634,714
American Funds Growth Fund - Class 4	7,196,426	7,526,460	10,507,894	17,488,862
American Funds Growth-Income Fund - Class 1	388,652	395,824	710,452	1,163,115
American Funds Growth-Income Fund - Class 1A	15,503	16,666	80,393	118,130
American Funds Growth-Income Fund - Class 2	123,177,917	192,416,448	168,212,172	358,904,695
American Funds Growth-Income Fund - Class 4	3,075,173	3,243,577	5,954,830	9,366,329
American Funds High-Income Bond Fund - Class 1	—	(1,112)	(1,115)	100,650
American Funds High-Income Bond Fund - Class 1A	—	59	(6,055)	4,627
American Funds International Fund - Class 1	58,456	100,188	1,233,062	1,380,554
American Funds International Fund - Class 1A	2,843	8,230	89,544	112,137
American Funds International Fund - Class 2	7,931,759	23,714,378	157,187,166	179,515,558
American Funds International Fund - Class 4	260,633	432,858	5,096,957	5,621,192

Lincoln Life Variable Annuity Account N

Statements of operations (continued)

Year Ended December 31, 2017

See accompanying notes.

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments	Dividends from Net Realized Gain on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
American Funds International Growth and Income Fund - Class 1	$40,243	$(14,418)	$25,825	$1,296	$—	$1,296	$329,101	$356,222
American Funds International Growth and Income Fund - Class 1A	13,649	(711)	12,938	25	—	25	9,310	22,273
American Funds Managed Risk Asset Allocation Fund - Class P1	1,077	(3,995)	(2,918)	57,742	1,299	59,041	3,801	59,924
American Funds Managed Risk Asset Allocation Fund - Class P2	671,344	(1,320,704)	(649,360)	560,514	825,753	1,386,267	9,775,520	10,512,427
American Funds Managed Risk Blue Chip Income and Growth Fund - Class P1	1,408	(1,233)	175	9,760	1,226	10,986	1,594	12,755
American Funds Managed Risk Growth Fund - Class P1	931	(1,190)	(259)	13,280	2,877	16,157	19,853	35,751
American Funds Managed Risk Growth-Income Fund - Class P1	264	(356)	(92)	(86)	1,048	962	3,080	3,950
American Funds Managed Risk International Fund - Class P1	140	(271)	(131)	5,221	162	5,383	3,909	9,161
American Funds Mortgage Fund - Class 1	6,937	(4,329)	2,608	34	2,513	2,547	(3,791)	1,364
American Funds Mortgage Fund - Class 1A	1,435	(584)	851	19	590	609	(1,290)	170
American Funds Mortgage Fund - Class 4	65,418	(63,620)	1,798	(17,431)	31,831	14,400	(33,263)	(17,065)
American Funds New World Fund® - Class 1	45,267	(26,842)	18,425	42,357	—	42,357	896,932	957,714
American Funds New World Fund® - Class 1A	5,948	(827)	5,121	469	—	469	36,941	42,531
American Funds New World Fund® - Class 4	171,699	(232,317)	(60,618)	331,994	—	331,994	4,212,925	4,484,301
American Funds U.S. Government/AAA-Rated Securities Fund - Class 1	2,872	(1,696)	1,176	(1,668)	—	(1,668)	2,886	2,394
American Funds U.S. Government/AAA-Rated Securities Fund - Class 1A	1,390	(429)	961	199	—	199	(1,406)	(246)
BlackRock Global Allocation V.I. Fund - Class I	61,726	(26,194)	35,532	7,101	49,069	56,170	430,758	522,460
BlackRock Global Allocation V.I. Fund - Class III	14,288,076	(19,166,951)	(4,878,875)	1,735,961	13,169,969	14,905,930	116,290,099	126,317,154
BlackRock iShares® Alternative Strategies V.I. Fund - Class I	396	(48)	348	10	—	10	946	1,304
BlackRock iShares® Alternative Strategies V.I. Fund - Class III	109,211	(51,252)	57,959	7,425	—	7,425	327,006	392,390
ClearBridge Variable Aggressive Growth Portfolio - Class I	1,516	(1,009)	507	(3,334)	19,200	15,866	19,665	36,038
ClearBridge Variable Aggressive Growth Portfolio - Class II	56,800	(249,519)	(192,719)	(208,344)	1,416,247	1,207,903	1,794,484	2,809,668
ClearBridge Variable Large Cap Growth Portfolio - Class I	641	(499)	142	41	14,206	14,247	10,454	24,843
ClearBridge Variable Large Cap Growth Portfolio - Class II	17,616	(59,784)	(42,168)	34,215	568,405	602,620	254,057	814,509
ClearBridge Variable Mid Cap Portfolio - Class I	1,980	(2,233)	(253)	1,468	26,040	27,508	18,975	46,230
ClearBridge Variable Mid Cap Portfolio - Class II	57,264	(355,649)	(298,385)	224,059	1,695,733	1,919,792	1,134,157	2,755,564
Columbia VP Commodity Strategy Fund - Class 1	666	(118)	548	(36)	—	(36)	3,133	3,645
Columbia VP Commodity Strategy Fund - Class 2	7,793	(1,819)	5,974	4	—	4	14,410	20,388
Columbia VP Emerging Markets Bond Fund - Class 1	5,272	(307)	4,965	1,340	—	1,340	(3,633)	2,672
Columbia VP Emerging Markets Bond Fund - Class 2	22,575	(5,467)	17,108	1,117	—	1,117	8,108	26,333
Columbia VP Strategic Income Fund - Class 1	—	(2)	(2)	211	—	211	—	209
Columbia VP Strategic Income Fund - Class 2	36,643	(13,885)	22,758	574	—	574	17,588	40,920
Delaware VIP® Diversified Income Series - Service Class	46,087,930	(30,766,687)	15,321,243	(1,945,913)	—	(1,945,913)	46,289,784	59,665,114
Delaware VIP® Diversified Income Series - Standard Class	140,871	(41,043)	99,828	(16,389)	—	(16,389)	151,770	235,209
Delaware VIP® Emerging Markets Series - Service Class	1,250,086	(5,219,557)	(3,969,471)	11,831,175	—	11,831,175	93,073,292	100,934,996
Delaware VIP® Emerging Markets Series - Standard Class	2,208	(1,718)	490	37,133	—	37,133	78,683	116,306
Delaware VIP® High Yield Series - Service Class	7,983,692	(2,352,978)	5,630,714	(1,823,315)	—	(1,823,315)	3,579,194	7,386,593
Delaware VIP® High Yield Series - Standard Class	181,341	(54,543)	126,798	11,308	—	11,308	45,351	183,457
Delaware VIP® International Value Equity Series - Standard Class	2,064	(1,860)	204	(743)	—	(743)	25,113	24,574
Delaware VIP® Limited-Term Diversified Income Series - Service Class	22,813,252	(17,101,675)	5,711,577	(1,240,125)	—	(1,240,125)	2,665,016	7,136,468
Delaware VIP® Limited-Term Diversified Income Series - Standard Class	27,443	(16,493)	10,950	(97)	—	(97)	562	11,415
Delaware VIP® REIT Series - Service Class	2,194,690	(2,618,477)	(423,787)	826,367	22,214,545	23,040,912	(23,180,826)	(563,701)
Delaware VIP® REIT Series - Standard Class	53,092	(43,951)	9,141	(149,345)	451,500	302,155	(302,061)	9,235
Delaware VIP® Small Cap Value Series - Service Class	2,355,376	(6,052,245)	(3,696,869)	12,299,553	12,550,017	24,849,570	15,395,766	36,548,467
Delaware VIP® Small Cap Value Series - Standard Class	60,767	(97,001)	(36,234)	1,663,456	244,468	1,907,924	(1,155,318)	716,372
Delaware VIP® Smid Cap Core Series - Service Class	161,817	(2,961,668)	(2,799,851)	2,503,368	12,699,367	15,202,735	15,666,589	28,069,473
Delaware VIP® Smid Cap Core Series - Standard Class	22,771	(100,042)	(77,271)	229,242	490,949	720,191	486,967	1,129,887
Delaware VIP® U.S. Growth Series - Service Class	—	(3,718,939)	(3,718,939)	3,030,861	3,407,183	6,438,044	74,446,430	77,165,535
Delaware VIP® U.S. Growth Series - Standard Class	—	(44)	(44)	2,619	—	2,619	—	2,575
Delaware VIP® Value Series - Service Class	4,647,163	(5,188,811)	(541,648)	12,593,722	10,818,848	23,412,570	11,604,839	34,475,761
Delaware VIP® Value Series - Standard Class	111,066	(94,683)	16,383	1,792,391	223,217	2,015,608	(1,245,316)	786,675
Deutsche Alternative Asset Allocation VIP Portfolio - Class A	24,676	(10,858)	13,818	(2,353)	—	(2,353)	55,784	67,249
Deutsche Alternative Asset Allocation VIP Portfolio - Class B	1,110,348	(889,668)	220,680	(152,904)	—	(152,904)	2,734,881	2,802,657
Deutsche Equity 500 Index VIP Portfolio - Class A	107,351	(97,241)	10,110	773,416	301,568	1,074,984	(27,046)	1,058,048
Deutsche Small Cap Index VIP Portfolio - Class A	33,275	(56,220)	(22,945)	170,146	128,846	298,992	139,284	415,331
Eaton Vance VT Floating-Rate Income Fund - ADV Class	103,262	(12,133)	91,129	1,792	—	1,792	(852)	92,069
Eaton Vance VT Floating-Rate Income Fund - Initial Class	487,839	(183,761)	304,078	80,538	—	80,538	(77,092)	307,524

Lincoln Life Variable Annuity Account N

Statements of operations (continued)

Year Ended December 31, 2017

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments
Fidelity® VIP Contrafund® Portfolio - Initial Class	$16,628	$(6,515)	$10,113	$13,769
Fidelity® VIP Contrafund® Portfolio - Service Class 2	8,393,153	(17,489,284)	(9,096,131)	35,572,637
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2	58,379	(51,238)	7,141	28,210
Fidelity® VIP Growth Portfolio - Initial Class	9,972	(61,980)	(52,008)	1,431,749
Fidelity® VIP Growth Portfolio - Service Class 2	154,143	(3,204,100)	(3,049,957)	8,769,732
Fidelity® VIP Mid Cap Portfolio - Initial Class	11,541	(6,069)	5,472	10,848
Fidelity® VIP Mid Cap Portfolio - Service Class 2	2,692,171	(8,699,412)	(6,007,241)	9,300,230
Fidelity® VIP Overseas Portfolio - Service Class 2	—	(2)	(2)	(3)
Fidelity® VIP Strategic Income Portfolio - Initial Class	18,828	(2,216)	16,612	4,094
Fidelity® VIP Strategic Income Portfolio - Service Class 2	430,589	(133,783)	296,806	108,742
First Trust Dorsey Wright Tactical Core Portfolio - Class I	21,965	(38,959)	(16,994)	33,249
First Trust Multi Income Allocation Portfolio - Class I	141,667	(70,965)	70,702	35,050
First Trust Multi Income Allocation Portfolio - Class II	1,406	(405)	1,001	135
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I	856,258	(727,275)	128,983	324,997
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class II	1,716	(128)	1,588	6
Franklin Founding Funds Allocation VIP Fund - Class 4	184,766	(93,311)	91,455	22,450
Franklin Income VIP Fund - Class 1	5,510	(536)	4,974	886
Franklin Income VIP Fund - Class 2	23,796,186	(8,885,081)	14,911,105	4,135,012
Franklin Income VIP Fund - Class 4	1,368,260	(469,352)	898,908	149,836
Franklin Mutual Shares VIP Fund - Class 1	20,181	(3,181)	17,000	341
Franklin Mutual Shares VIP Fund - Class 2	16,323,340	(8,866,768)	7,456,572	18,229,668
Franklin Mutual Shares VIP Fund - Class 4	252,949	(134,415)	118,534	29,030
Franklin Rising Dividends VIP Fund - Class 1	11,419	(2,590)	8,829	70
Franklin Rising Dividends VIP Fund - Class 4	279,551	(227,783)	51,768	52,134
Franklin Small Cap Value VIP Fund - Class 1	4,126	(2,130)	1,996	(1,680)
Franklin Small Cap Value VIP Fund - Class 4	27,465	(76,640)	(49,175)	10,021
Franklin Small-Mid Cap Growth VIP Fund - Class 1	—	(961)	(961)	3,165
Franklin Small-Mid Cap Growth VIP Fund - Class 4	—	(54,913)	(54,913)	(38,372)
Goldman Sachs VIT Government Money Market Fund - Institutional Shares	5,781	(3,379)	2,402	—
Goldman Sachs VIT Government Money Market Fund - Service Shares	189,915	(417,267)	(227,352)	—
Goldman Sachs VIT Large Cap Value Fund - Service Shares	2,124,556	(1,472,017)	652,539	576,659
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares	47,899	(28,309)	19,590	(7,207)
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Institutional Shares	2,452	(472)	1,980	(161)
Goldman Sachs VIT Strategic Income Fund - Advisor Shares	38,191	(61,387)	(23,196)	(38,391)
Goldman Sachs VIT Strategic Income Fund - Institutional Shares	243	(94)	149	(11)
Guggenheim VT Long Short Equity	11,970	(39,636)	(27,666)	27,448
Guggenheim VT Multi-Hedge Strategies	—	(47,808)	(47,808)	755
Hartford Capital Appreciation HLS Fund - Class IA	1,050	(376)	674	(4,230)
Hartford Capital Appreciation HLS Fund - Class IC	75,468	(132,747)	(57,279)	(47,102)
Invesco V.I. American Franchise Fund - Series I Shares	2,106	(38,373)	(36,267)	152,049
Invesco V.I. American Franchise Fund - Series II Shares	—	(24,618)	(24,618)	30,972
Invesco V.I. Balanced-Risk Allocation Fund - Series I Shares	26,686	(1,605)	25,081	(364)
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	508,023	(153,746)	354,277	28,282
Invesco V.I. Comstock Fund - Series I Shares	2,451	(446)	2,005	3,420
Invesco V.I. Comstock Fund - Series II Shares	94,482	(49,541)	44,941	31,814
Invesco V.I. Core Equity Fund - Series I Shares	65,465	(94,756)	(29,291)	284,403
Invesco V.I. Core Equity Fund - Series II Shares	11,827	(24,449)	(12,622)	81,235
Invesco V.I. Diversified Dividend Fund - Series I Shares	718	(187)	531	10
Invesco V.I. Diversified Dividend Fund - Series II Shares	281,298	(211,928)	69,370	321,134
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I Shares	277	(137)	140	2,956
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares	405,131	(664,689)	(259,558)	351,788
Invesco V.I. Equity and Income Fund - Series I Shares	738	(112)	626	831
Invesco V.I. Equity and Income Fund - Series II Shares	183,232	(131,948)	51,284	53,323
Invesco V.I. International Growth Fund - Series I Shares	28,926	(27,025)	1,901	684,171
Invesco V.I. International Growth Fund - Series II Shares	540,584	(596,956)	(56,372)	646,985
Ivy VIP Asset Strategy Portfolio	137,063	(107,338)	29,725	(206,433)
Ivy VIP Energy Portfolio	49,891	(73,063)	(23,172)	(72,822)

See accompanying notes.

Subaccount	Dividends from Net Realized Gain on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
Fidelity® VIP Contrafund® Portfolio - Initial Class	$83,079	$96,848	$199,624	$306,585
Fidelity® VIP Contrafund® Portfolio - Service Class 2	58,494,560	94,067,197	107,502,765	192,473,831
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2	36,702	64,912	244,080	316,133
Fidelity® VIP Growth Portfolio - Initial Class	326,897	1,758,646	(419,720)	1,286,918
Fidelity® VIP Growth Portfolio - Service Class 2	13,607,967	22,377,699	33,985,186	53,312,928
Fidelity® VIP Mid Cap Portfolio - Initial Class	56,460	67,308	205,732	278,512
Fidelity® VIP Mid Cap Portfolio - Service Class 2	25,187,326	34,487,556	65,926,138	94,406,453
Fidelity® VIP Overseas Portfolio - Service Class 2	—	(3)	—	(5)
Fidelity® VIP Strategic Income Portfolio - Initial Class	3,045	7,139	14,001	37,752
Fidelity® VIP Strategic Income Portfolio - Service Class 2	74,453	183,195	150,088	630,089
First Trust Dorsey Wright Tactical Core Portfolio - Class I	44,885	78,134	418,053	479,193
First Trust Multi Income Allocation Portfolio - Class I	—	35,050	133,531	239,283
First Trust Multi Income Allocation Portfolio - Class II	—	135	1,489	2,625
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I	3,646,668	3,971,665	1,926,901	6,027,549
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class II	7,434	7,440	(6,066)	2,962
Franklin Founding Funds Allocation VIP Fund - Class 4	296,314	318,764	321,465	731,684
Franklin Income VIP Fund - Class 1	—	886	6,101	11,961
Franklin Income VIP Fund - Class 2	—	4,135,012	25,122,118	44,168,235
Franklin Income VIP Fund - Class 4	—	149,836	1,774,167	2,822,911
Franklin Mutual Shares VIP Fund - Class 1	33,036	33,377	8,304	58,681
Franklin Mutual Shares VIP Fund - Class 2	29,602,071	47,831,739	(5,344,816)	49,943,495
Franklin Mutual Shares VIP Fund - Class 4	484,585	513,615	3,281	635,430
Franklin Rising Dividends VIP Fund - Class 1	23,626	23,696	88,884	121,409
Franklin Rising Dividends VIP Fund - Class 4	679,176	731,310	2,527,668	3,310,746
Franklin Small Cap Value VIP Fund - Class 1	38,609	36,929	21,527	60,452
Franklin Small Cap Value VIP Fund - Class 4	441,508	451,529	186,005	588,359
Franklin Small-Mid Cap Growth VIP Fund - Class 1	22,302	25,467	18,197	42,703
Franklin Small-Mid Cap Growth VIP Fund - Class 4	446,706	408,334	438,500	791,921
Goldman Sachs VIT Government Money Market Fund - Institutional Shares	—	—	—	2,402
Goldman Sachs VIT Government Money Market Fund - Service Shares	—	—	—	(227,352)
Goldman Sachs VIT Large Cap Value Fund - Service Shares	26,651,742	27,228,401	(15,406,739)	12,474,201
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares	—	(7,207)	79,095	91,478
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Institutional Shares	—	(161)	1,499	3,318
Goldman Sachs VIT Strategic Income Fund - Advisor Shares	—	(38,391)	(112,430)	(174,017)
Goldman Sachs VIT Strategic Income Fund - Institutional Shares	—	(11)	(703)	(565)
Guggenheim VT Long Short Equity	—	27,448	476,265	476,047
Guggenheim VT Multi-Hedge Strategies	—	755	154,511	107,458
Hartford Capital Appreciation HLS Fund - Class IA	5,092	862	16,991	18,527
Hartford Capital Appreciation HLS Fund - Class IC	614,827	567,725	1,333,501	1,843,947
Invesco V.I. American Franchise Fund - Series I Shares	205,387	357,436	280,478	601,647
Invesco V.I. American Franchise Fund - Series II Shares	115,871	146,843	186,957	309,182
Invesco V.I. Balanced-Risk Allocation Fund - Series I Shares	36,188	35,824	(8,851)	52,054
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	728,737	757,019	(73,246)	1,038,050
Invesco V.I. Comstock Fund - Series I Shares	4,774	8,194	8,159	18,358
Invesco V.I. Comstock Fund - Series II Shares	206,989	238,803	434,303	718,047
Invesco V.I. Core Equity Fund - Series I Shares	327,915	612,318	122,416	705,443
Invesco V.I. Core Equity Fund - Series II Shares	77,009	158,244	14,987	160,609
Invesco V.I. Diversified Dividend Fund - Series I Shares	1,473	1,483	2,559	4,573
Invesco V.I. Diversified Dividend Fund - Series II Shares	647,279	968,413	216,411	1,254,194
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I Shares	669	3,625	3,568	7,333
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares	1,131,194	1,482,982	5,786,702	7,010,126
Invesco V.I. Equity and Income Fund - Series I Shares	801	1,632	1,328	3,586
Invesco V.I. Equity and Income Fund - Series II Shares	228,854	282,177	733,411	1,066,872
Invesco V.I. International Growth Fund - Series I Shares	—	684,171	(296,047)	390,025
Invesco V.I. International Growth Fund - Series II Shares	—	646,985	6,596,743	7,187,356
Ivy VIP Asset Strategy Portfolio	—	(206,433)	1,548,624	1,371,916
Ivy VIP Energy Portfolio	—	(72,822)	(772,171)	(868,165)

Lincoln Life Variable Annuity Account N

Statements of operations (continued)

Year Ended December 31, 2017

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments
Ivy VIP High Income Portfolio	$818,344	$(186,195)	$632,149	$36,776
Ivy VIP High Income Portfolio - Class I	—	(93)	(93)	34
Ivy VIP Micro Cap Growth Portfolio	—	(36,773)	(36,773)	(30,518)
Ivy VIP Micro Cap Growth Portfolio - Class I	—	(62)	(62)	4
Ivy VIP Mid Cap Growth Portfolio	—	(70,572)	(70,572)	43,842
Ivy VIP Mid Cap Growth Portfolio - Class I	—	(503)	(503)	541
Ivy VIP Science and Technology Portfolio	—	(188,650)	(188,650)	199,386
Ivy VIP Science and Technology Portfolio - Class I	—	(130)	(130)	1,223
Janus Henderson Balanced Portfolio - Service Shares	187,765	(223,737)	(35,972)	447,183
Janus Henderson Enterprise Portfolio - Service Shares	9,520	(109,864)	(100,344)	429,338
Janus Henderson Global Research Portfolio - Service Shares	4,759	(11,298)	(6,539)	66,628
JPMorgan Insurance Trust Core Bond Portfolio - Class 1	12,201	(1,763)	10,438	232
JPMorgan Insurance Trust Core Bond Portfolio - Class 2	393,573	(348,442)	45,131	3,170
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2	65,750	(66,431)	(681)	52,448
JPMorgan Insurance Trust Income Builder Portfolio - Class 1	2,026	(122)	1,904	14
JPMorgan Insurance Trust Income Builder Portfolio - Class 2	69,807	(20,582)	49,225	11,884
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio - Class 1	—	(181)	(181)	1,769
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio - Class 2	—	(43,956)	(43,956)	(101,881)
Lincoln iShares® Global Growth Allocation Fund - Standard Class	5,169	(1,152)	4,017	1,380
Lincoln iShares® U.S. Moderate Allocation Fund - Standard Class	9,695	(3,335)	6,360	559
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC	914,605	(203,952)	710,653	114,475
Lord Abbett Series Fund Developing Growth Portfolio - Class VC	—	(64,104)	(64,104)	66,758
Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC	151,733	(139,761)	11,972	184,182
Lord Abbett Series Fund Short Duration Income Portfolio - Class VC	810,580	(233,473)	577,107	(40,958)
LVIP American Balanced Allocation Fund - Service Class	834,382	(411,525)	422,857	93,599
LVIP American Balanced Allocation Fund - Standard Class	146,326	(67,784)	78,542	26,724
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class	2,939,782	(5,038,924)	(2,099,142)	4,172,973
LVIP American Global Balanced Allocation Managed Risk Fund - Service Class	452,764	(365,554)	87,210	123,907
LVIP American Global Balanced Allocation Managed Risk Fund - Standard Class	15,135	(6,011)	9,124	769
LVIP American Global Growth Allocation Managed Risk Fund - Service Class	964,178	(1,010,419)	(46,241)	266,648
LVIP American Global Growth Allocation Managed Risk Fund - Standard Class	6,780	(3,069)	3,711	(1,031)
LVIP American Global Growth Fund - Service Class II	567,510	(2,580,639)	(2,013,129)	2,544,217
LVIP American Global Small Capitalization Fund - Service Class II	10,907	(1,132,466)	(1,121,559)	1,299,551
LVIP American Growth Allocation Fund - Service Class	509,519	(333,241)	176,278	81,917
LVIP American Growth Allocation Fund - Standard Class	24,842	(8,007)	16,835	2,707
LVIP American Growth Fund - Service Class II	1,895,562	(7,388,563)	(5,493,001)	7,638,672
LVIP American Growth-Income Fund - Service Class II	4,849,005	(6,153,196)	(1,304,191)	5,647,300
LVIP American Income Allocation Fund - Standard Class	1,899	(1,190)	709	62
LVIP American International Fund - Service Class II	1,619,818	(2,688,873)	(1,069,055)	3,337,128
LVIP American Preservation Fund - Service Class	85,588	(85,741)	(153)	(5,139)
LVIP American Preservation Fund - Standard Class	1,956	(1,841)	115	(55)
LVIP Baron Growth Opportunities Fund - Service Class	—	(2,845,977)	(2,845,977)	5,752,722
LVIP Baron Growth Opportunities Fund - Standard Class	—	(3,327)	(3,327)	4,208
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class	13,671,710	(13,499,466)	172,244	10,599,885
LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class	9,610	(2,853)	6,757	2,443
LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Service Class	6,859,989	(15,893,985)	(9,033,996)	(2,186,251)
LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Standard Class	1,796	(1,655)	141	(138)
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class	2,119,538	(2,139,404)	(19,866)	510,917
LVIP BlackRock Inflation Protected Bond Fund - Service Class	12,957,872	(12,921,882)	35,990	(4,154,602)
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	26,843	(10,731)	16,112	(1,247)
LVIP BlackRock Multi-Asset Income Fund - Service Class	246,911	(93,030)	153,881	18,169
LVIP BlackRock Multi-Asset Income Fund - Standard Class	7,142	(919)	6,223	(392)
LVIP BlackRock Scientific Allocation Fund - Service Class	30,199	(5,994)	24,205	(5,707)
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class	2,318,427	(3,142,785)	(824,358)	1,495,992
LVIP Blended Core Equity Managed Volatility Fund - Service Class	2,728,484	(3,921,817)	(1,193,333)	3,238,659
LVIP Blended Core Equity Managed Volatility Fund - Standard Class	1,040	(737)	303	934
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class	2,269,018	(8,245,435)	(5,976,417)	10,745,661

See accompanying notes.

Subaccount	Dividends from Net Realized Gain on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
Ivy VIP High Income Portfolio	$—	$36,776	$108,829	$777,754
Ivy VIP High Income Portfolio - Class I	—	34	650	591
Ivy VIP Micro Cap Growth Portfolio	11,923	(18,595)	302,717	247,349
Ivy VIP Micro Cap Growth Portfolio - Class I	320	324	4,197	4,459
Ivy VIP Mid Cap Growth Portfolio	169,136	212,978	1,250,514	1,392,920
Ivy VIP Mid Cap Growth Portfolio - Class I	—	541	24,363	24,401
Ivy VIP Science and Technology Portfolio	1,460,556	1,659,942	2,562,760	4,034,052
Ivy VIP Science and Technology Portfolio - Class I	5,623	6,846	(3,469)	3,247
Janus Henderson Balanced Portfolio - Service Shares	26,169	473,352	1,616,075	2,053,455
Janus Henderson Enterprise Portfolio - Service Shares	435,173	864,511	704,881	1,469,048
Janus Henderson Global Research Portfolio - Service Shares	—	66,628	95,172	155,261
JPMorgan Insurance Trust Core Bond Portfolio - Class 1	—	232	524	11,194
JPMorgan Insurance Trust Core Bond Portfolio - Class 2	—	3,170	91,914	140,215
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2	218,046	270,494	321,337	591,150
JPMorgan Insurance Trust Income Builder Portfolio - Class 1	459	473	993	3,370
JPMorgan Insurance Trust Income Builder Portfolio - Class 2	17,138	29,022	80,968	159,215
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio - Class 1	—	1,769	4,652	6,240
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio - Class 2	—	(101,881)	586,455	440,618
Lincoln iShares® Global Growth Allocation Fund - Standard Class	—	1,380	18,322	23,719
Lincoln iShares® U.S. Moderate Allocation Fund - Standard Class	—	559	49,178	56,097
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC	215,464	329,939	325,323	1,365,915
Lord Abbett Series Fund Developing Growth Portfolio - Class VC	—	66,758	1,402,907	1,405,561
Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC	1,123,089	1,307,271	288,011	1,607,254
Lord Abbett Series Fund Short Duration Income Portfolio - Class VC	—	(40,958)	(350,451)	185,698
LVIP American Balanced Allocation Fund - Service Class	935,591	1,029,190	2,509,198	3,961,245
LVIP American Balanced Allocation Fund - Standard Class	148,757	175,481	486,045	740,068
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class	3,779,363	7,952,336	27,272,493	33,125,687
LVIP American Global Balanced Allocation Managed Risk Fund - Service Class	—	123,907	2,081,876	2,292,993
LVIP American Global Balanced Allocation Managed Risk Fund - Standard Class	—	769	62,490	72,383
LVIP American Global Growth Allocation Managed Risk Fund - Service Class	—	266,648	9,069,008	9,289,415
LVIP American Global Growth Allocation Managed Risk Fund - Standard Class	—	(1,031)	64,009	66,689
LVIP American Global Growth Fund - Service Class II	9,094,027	11,638,244	27,320,396	36,945,511
LVIP American Global Small Capitalization Fund - Service Class II	10,590,786	11,890,337	3,763,041	14,531,819
LVIP American Growth Allocation Fund - Service Class	981,934	1,063,851	2,792,373	4,032,502
LVIP American Growth Allocation Fund - Standard Class	43,245	45,952	141,906	204,693
LVIP American Growth Fund - Service Class II	28,560,754	36,199,426	67,922,510	98,628,935
LVIP American Growth-Income Fund - Service Class II	29,280,436	34,927,736	34,812,361	68,435,906
LVIP American Income Allocation Fund - Standard Class	1,266	1,328	3,844	5,881
LVIP American International Fund - Service Class II	10,441,595	13,778,723	27,741,380	40,451,048
LVIP American Preservation Fund - Service Class	—	(5,139)	13,589	8,297
LVIP American Preservation Fund - Standard Class	—	(55)	161	221
LVIP Baron Growth Opportunities Fund - Service Class	7,031,377	12,784,099	27,540,152	37,478,274
LVIP Baron Growth Opportunities Fund - Standard Class	30,158	34,366	146,674	177,713
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class	—	10,599,885	100,117,635	110,889,764
LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class	—	2,443	59,427	68,627
LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Service Class	—	(2,186,251)	106,332,311	95,112,064
LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Standard Class	—	(138)	19,218	19,221
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class	170,666	681,583	13,879,871	14,541,588
LVIP BlackRock Inflation Protected Bond Fund - Service Class	—	(4,154,602)	6,198,065	2,079,453
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	—	(1,247)	6,820	21,685
LVIP BlackRock Multi-Asset Income Fund - Service Class	—	18,169	123,821	295,871
LVIP BlackRock Multi-Asset Income Fund - Standard Class	—	(392)	6,499	12,330
LVIP BlackRock Scientific Allocation Fund - Service Class	57,261	51,554	(31,782)	43,977
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class	4,053	1,500,045	19,092,830	19,768,517
LVIP Blended Core Equity Managed Volatility Fund - Service Class	—	3,238,659	39,450,628	41,495,954
LVIP Blended Core Equity Managed Volatility Fund - Standard Class	—	934	12,347	13,584
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class	13,400,437	24,146,098	88,753,117	106,922,798

Lincoln Life Variable Annuity Account N

Statements of operations (continued)

Year Ended December 31, 2017

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	$14,669	$(45,025)	$(30,356)	$169,699
LVIP Blended Mid Cap Managed Volatility Fund - Service Class	—	(7,719,353)	(7,719,353)	4,367,149
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	—	(661)	(661)	1,953
LVIP Clarion Global Real Estate Fund - Service Class	4,116,114	(1,603,063)	2,513,051	1,672,028
LVIP Clarion Global Real Estate Fund - Standard Class	24,932	(1,923)	23,009	5
LVIP ClearBridge Large Cap Managed Volatility Fund - Service Class	796,246	(1,680,625)	(884,379)	790,421
LVIP Delaware Bond Fund - Service Class	84,326,069	(45,782,670)	38,543,399	(862,686)
LVIP Delaware Bond Fund - Standard Class	2,178,628	(1,336,668)	841,960	1,101,256
LVIP Delaware Diversified Floating Rate Fund - Service Class	6,426,918	(12,646,198)	(6,219,280)	97,983
LVIP Delaware Diversified Floating Rate Fund - Standard Class	22,109	(18,152)	3,957	3,861
LVIP Delaware Social Awareness Fund - Service Class	537,962	(926,645)	(388,683)	595,425
LVIP Delaware Social Awareness Fund - Standard Class	93,252	(121,486)	(28,234)	167,773
LVIP Delaware Special Opportunities Fund - Service Class	709,937	(1,074,072)	(364,135)	772,402
LVIP Delaware Wealth Builder Fund - Service Class	263,085	(228,649)	34,436	214,462
LVIP Delaware Wealth Builder Fund - Standard Class	102,792	(78,153)	24,639	54,960
LVIP Dimensional International Core Equity Fund - Service Class	592,490	(378,136)	214,354	484,346
LVIP Dimensional International Core Equity Fund - Standard Class	61,341	(14,578)	46,763	41,031
LVIP Dimensional International Equity Managed Volatility Fund - Service Class	6,610,292	(4,906,428)	1,703,864	1,022,977
LVIP Dimensional International Equity Managed Volatility Fund - Standard Class	30,399	(9,061)	21,338	10,834
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class	915,171	(1,140,762)	(225,591)	(761,321)
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	60,659	(18,969)	41,690	3,130
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class	311,099	(413,918)	(102,819)	905,930
LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class	35,390	(14,790)	20,600	43,142
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class	5,789,673	(9,754,124)	(3,964,451)	4,837,317
LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class	25,440	(16,142)	9,298	87,620
LVIP Dimensional/Vanguard Total Bond Fund - Service Class	9,031,024	(8,365,135)	665,889	58,158
LVIP Dimensional/Vanguard Total Bond Fund - Standard Class	154,262	(43,609)	110,653	7,717
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class	8,939,779	(12,764,739)	(3,824,960)	4,947,793
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class	152,895	(68,027)	84,868	10,332
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Standard Class	288	(2)	286	—
LVIP Franklin Templeton Value Managed Volatility Fund - Service Class	9,359,770	(4,812,214)	4,547,556	1,097,717
LVIP Franklin Templeton Value Managed Volatility Fund - Standard Class	386	(71)	315	1
LVIP Global Conservative Allocation Managed Risk Fund - Service Class	23,822,576	(20,406,088)	3,416,488	12,674,018
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	4,249	(1,198)	3,051	165
LVIP Global Growth Allocation Managed Risk Fund - Service Class	172,680,871	(124,946,460)	47,734,411	81,643,441
LVIP Global Growth Allocation Managed Risk Fund - Standard Class	157,686	(30,949)	126,737	12,841
LVIP Global Income Fund - Service Class	—	(10,240,179)	(10,240,179)	(1,121,556)
LVIP Global Income Fund - Standard Class	—	(2,781)	(2,781)	616
LVIP Global Moderate Allocation Managed Risk Fund - Service Class	131,466,036	(99,093,616)	32,372,420	69,684,053
LVIP Global Moderate Allocation Managed Risk Fund - Standard Class	27,044	(11,049)	15,995	928
LVIP Goldman Sachs Income Builder Fund - Service Class	229,371	(88,362)	141,009	36,970
LVIP Goldman Sachs Income Builder Fund - Standard Class	1,212	(162)	1,050	(185)
LVIP Government Money Market Fund - Service Class	390,503	(3,452,784)	(3,062,281)	—
LVIP Government Money Market Fund - Standard Class	106,979	(408,082)	(301,103)	4
LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Service Class	3,139,992	(4,741,542)	(1,601,550)	1,848,203
LVIP Invesco Select Equity Managed Volatility Fund - Service Class	1,930,334	(2,112,078)	(181,744)	886,284
LVIP Invesco Select Equity Managed Volatility Fund - Standard Class	1,365	(881)	484	407
LVIP JPMorgan High Yield Fund - Service Class	10,236,056	(2,521,713)	7,714,343	579,309
LVIP JPMorgan High Yield Fund - Standard Class	17,915	(914)	17,001	2,527
LVIP JPMorgan Retirement Income Fund - Service Class	33,353	(4,902)	28,451	553
LVIP JPMorgan Retirement Income Fund - Standard Class	18,724	(779)	17,945	9
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class	4,741,077	(9,419,814)	(4,678,737)	6,783,383
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	2,986	(2,966)	20	15,195
LVIP Managed Risk Profile 2010 Fund - Service Class	93,767	(87,242)	6,525	99,776
LVIP Managed Risk Profile 2020 Fund - Service Class	168,793	(169,875)	(1,082)	233,020
LVIP Managed Risk Profile 2030 Fund - Service Class	85,851	(87,760)	(1,909)	146,450
LVIP Managed Risk Profile 2040 Fund - Service Class	80,336	(70,359)	9,977	69,016

See accompanying notes.

Subaccount	Dividends from Net Realized Gain on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	$54,676	$224,375	$300,029	$494,048
LVIP Blended Mid Cap Managed Volatility Fund - Service Class	—	4,367,149	101,829,186	98,476,982
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	—	1,953	15,701	16,993
LVIP Clarion Global Real Estate Fund - Service Class	—	1,672,028	4,379,157	8,564,236
LVIP Clarion Global Real Estate Fund - Standard Class	—	5	28,144	51,158
LVIP ClearBridge Large Cap Managed Volatility Fund - Service Class	3,153,036	3,943,457	11,799,975	14,859,053
LVIP Delaware Bond Fund - Service Class	—	(862,686)	42,543,795	80,224,508
LVIP Delaware Bond Fund - Standard Class	—	1,101,256	148,799	2,092,015
LVIP Delaware Diversified Floating Rate Fund - Service Class	—	97,983	10,317,261	4,195,964
LVIP Delaware Diversified Floating Rate Fund - Standard Class	—	3,861	19,779	27,597
LVIP Delaware Social Awareness Fund - Service Class	6,181,179	6,776,604	3,255,559	9,643,480
LVIP Delaware Social Awareness Fund - Standard Class	795,428	963,201	329,016	1,263,983
LVIP Delaware Special Opportunities Fund - Service Class	5,962,964	6,735,366	3,589,336	9,960,567
LVIP Delaware Wealth Builder Fund - Service Class	650,751	865,213	345,537	1,245,186
LVIP Delaware Wealth Builder Fund - Standard Class	234,475	289,435	134,730	448,804
LVIP Dimensional International Core Equity Fund - Service Class	—	484,346	4,422,462	5,121,162
LVIP Dimensional International Core Equity Fund - Standard Class	—	41,031	514,639	602,433
LVIP Dimensional International Equity Managed Volatility Fund - Service Class	—	1,022,977	60,947,545	63,674,386
LVIP Dimensional International Equity Managed Volatility Fund - Standard Class	—	10,834	277,598	309,770
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class	1,141,691	380,370	12,158,023	12,312,802
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	61,220	64,350	542,056	648,096
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class	—	905,930	3,472,176	4,275,287
LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class	—	43,142	339,358	403,100
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class	—	4,837,317	93,723,754	94,596,620
LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class	—	87,620	357,544	454,462
LVIP Dimensional/Vanguard Total Bond Fund - Service Class	274,405	332,563	3,967,678	4,966,130
LVIP Dimensional/Vanguard Total Bond Fund - Standard Class	3,924	11,641	26,454	148,748
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class	—	4,947,793	134,434,550	135,557,383
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class	—	10,332	290,597	385,797
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Standard Class	—	—	(286)	—
LVIP Franklin Templeton Value Managed Volatility Fund - Service Class	—	1,097,717	19,381,315	25,026,588
LVIP Franklin Templeton Value Managed Volatility Fund - Standard Class	—	1	774	1,090
LVIP Global Conservative Allocation Managed Risk Fund - Service Class	8,156,516	20,830,534	73,431,387	97,678,409
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	1,285	1,450	12,641	17,142
LVIP Global Growth Allocation Managed Risk Fund - Service Class	—	81,643,441	941,703,538	1,071,081,390
LVIP Global Growth Allocation Managed Risk Fund - Standard Class	—	12,841	474,412	613,990
LVIP Global Income Fund - Service Class	3,296,756	2,175,200	26,993,047	18,928,068
LVIP Global Income Fund - Standard Class	3,666	4,282	29,409	30,910
LVIP Global Moderate Allocation Managed Risk Fund - Service Class	2,931,762	72,615,815	661,581,775	766,570,010
LVIP Global Moderate Allocation Managed Risk Fund - Standard Class	539	1,467	104,757	122,219
LVIP Goldman Sachs Income Builder Fund - Service Class	—	36,970	212,570	390,549
LVIP Goldman Sachs Income Builder Fund - Standard Class	—	(185)	1,728	2,593
LVIP Government Money Market Fund - Service Class	7,246	7,246	—	(3,055,035)
LVIP Government Money Market Fund - Standard Class	880	884	—	(300,219)
LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Service Class	5,107,205	6,955,408	19,350,771	24,704,629
LVIP Invesco Select Equity Managed Volatility Fund - Service Class	—	886,284	18,714,807	19,419,347
LVIP Invesco Select Equity Managed Volatility Fund - Standard Class	—	407	11,283	12,174
LVIP JPMorgan High Yield Fund - Service Class	—	579,309	96,597	8,390,249
LVIP JPMorgan High Yield Fund - Standard Class	—	2,527	(5,524)	14,004
LVIP JPMorgan Retirement Income Fund - Service Class	33,532	34,085	(36,995)	25,541
LVIP JPMorgan Retirement Income Fund - Standard Class	13,559	13,568	(17,621)	13,892
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class	—	6,783,383	66,856,636	68,961,282
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	—	15,195	23,481	38,696
LVIP Managed Risk Profile 2010 Fund - Service Class	68,474	168,250	224,975	399,750
LVIP Managed Risk Profile 2020 Fund - Service Class	337,428	570,448	409,536	978,902
LVIP Managed Risk Profile 2030 Fund - Service Class	99,967	246,417	295,885	540,393
LVIP Managed Risk Profile 2040 Fund - Service Class	85,682	154,698	339,226	503,901

Lincoln Life Variable Annuity Account N

Statements of operations (continued)

Year Ended December 31, 2017

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments
LVIP MFS International Equity Managed Volatility Fund - Service Class	$2,868,558	$(3,934,062)	$(1,065,504)	$1,824,715
LVIP MFS International Growth Fund - Service Class	1,570,063	(2,298,842)	(728,779)	6,790,429
LVIP MFS International Growth Fund - Standard Class	112	(136)	(24)	7,895
LVIP MFS Value Fund - Service Class	14,074,408	(11,169,317)	2,905,091	38,826,125
LVIP MFS Value Fund - Standard Class	23,060	(1,930)	21,130	2,296
LVIP Mondrian International Value Fund - Service Class	8,458,908	(3,919,044)	4,539,864	1,504,129
LVIP Mondrian International Value Fund - Standard Class	386,250	(200,383)	185,867	88,808
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class	522,139	(562,737)	(40,598)	369,163
LVIP Multi-Manager Global Equity Managed Volatility Fund - Standard Class	3,405	(1,768)	1,637	199
LVIP PIMCO Low Duration Bond Fund - Service Class	6,022,967	(6,259,031)	(236,064)	546,128
LVIP PIMCO Low Duration Bond Fund - Standard Class	109,334	(33,438)	75,896	873
LVIP Select Core Equity Managed Volatility Fund - Service Class	9,210,511	(7,153,219)	2,057,292	6,616,177
LVIP Select Core Equity Managed Volatility Fund - Standard Class	3,225	(1,113)	2,112	8,389
LVIP SSGA Bond Index Fund - Service Class	21,757,385	(16,624,886)	5,132,499	1,796,241
LVIP SSGA Bond Index Fund - Standard Class	62,830	(12,853)	49,977	(864)
LVIP SSGA Conservative Index Allocation Fund - Service Class	1,382,132	(1,141,600)	240,532	924,850
LVIP SSGA Conservative Structured Allocation Fund - Service Class	5,764,243	(2,913,423)	2,850,820	1,940,922
LVIP SSGA Conservative Structured Allocation Fund - Standard Class	22,342	(2,821)	19,521	1,443
LVIP SSGA Developed International 150 Fund - Service Class	6,277,678	(2,520,872)	3,756,806	3,224,402
LVIP SSGA Developed International 150 Fund - Standard Class	23,187	(3,749)	19,438	(2,739)
LVIP SSGA Emerging Markets 100 Fund - Service Class	4,398,667	(2,986,240)	1,412,427	181,232
LVIP SSGA Emerging Markets 100 Fund - Standard Class	37,014	(6,210)	30,804	22,104
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class	31,853,854	(14,292,179)	17,561,675	5,753,349
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class	28,752	(4,064)	24,688	1,706
LVIP SSGA International Index Fund - Service Class	6,753,055	(4,660,926)	2,092,129	7,598,264
LVIP SSGA International Index Fund - Standard Class	59,082	(9,162)	49,920	41,593
LVIP SSGA International Managed Volatility Fund - Service Class	7,125,683	(5,967,303)	1,158,380	4,605,631
LVIP SSGA International Managed Volatility Fund - Standard Class	3,290	(2,236)	1,054	2,393
LVIP SSGA Large Cap 100 Fund - Service Class	8,745,709	(5,508,962)	3,236,747	10,993,360
LVIP SSGA Large Cap 100 Fund - Standard Class	80,421	(26,556)	53,865	15,508
LVIP SSGA Large Cap Managed Volatility Fund - Service Class	5,265,214	(5,143,070)	122,144	3,612,039
LVIP SSGA Large Cap Managed Volatility Fund - Standard Class	628	(318)	310	279
LVIP SSGA Mid-Cap Index Fund - Service Class	322,428	(254,424)	68,004	73,424
LVIP SSGA Mid-Cap Index Fund - Standard Class	15,296	(4,580)	10,716	5,297
LVIP SSGA Moderate Index Allocation Fund - Service Class	4,250,492	(3,523,596)	726,896	3,989,700
LVIP SSGA Moderate Index Allocation Fund - Standard Class	604	(26)	578	352
LVIP SSGA Moderate Structured Allocation Fund - Service Class	28,656,131	(12,790,926)	15,865,205	10,509,485
LVIP SSGA Moderate Structured Allocation Fund - Standard Class	7,076	(789)	6,287	3,449
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class	3,431,951	(2,862,406)	569,545	3,414,357
LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class	5,672	(241)	5,431	280
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class	17,055,219	(7,216,173)	9,839,046	6,449,509
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Standard Class	92,377	(5,865)	86,512	1,070
LVIP SSGA S&P 500 Index Fund - Service Class	16,976,599	(16,412,510)	564,089	48,008,369
LVIP SSGA S&P 500 Index Fund - Standard Class	819,239	(532,921)	286,318	1,711,556
LVIP SSGA Small-Cap Index Fund - Service Class	2,232,281	(4,654,256)	(2,421,975)	12,714,504
LVIP SSGA Small-Cap Index Fund - Standard Class	61,551	(33,650)	27,901	53,214
LVIP SSGA Small-Mid Cap 200 Fund - Service Class	3,153,030	(2,223,110)	929,920	2,770,349
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	82,814	(24,271)	58,543	(150)
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class	3,901,723	(5,377,358)	(1,475,635)	3,090,111
LVIP SSGA SMID Cap Managed Volatility Fund - Standard Class	1,220	(770)	450	3,036
LVIP T. Rowe Price Growth Stock Fund - Service Class	—	(4,297,469)	(4,297,469)	17,443,588
LVIP T. Rowe Price Growth Stock Fund - Standard Class	3,101	(4,152)	(1,051)	26,369
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class	—	(2,211,156)	(2,211,156)	4,062,129
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	7,430	(54,881)	(47,451)	166,887
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class	12,234,449	(10,793,832)	1,440,617	5,188,621
LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class	559	(229)	330	314
LVIP Vanguard Domestic Equity ETF Fund - Service Class	2,320,888	(2,445,278)	(124,390)	6,082,745
See accompanying notes.

Subaccount	Dividends from Net Realized Gain on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
LVIP MFS International Equity Managed Volatility Fund - Service Class	$—	$1,824,715	$53,464,182	$54,223,393
LVIP MFS International Growth Fund - Service Class	—	6,790,429	38,473,279	44,534,929
LVIP MFS International Growth Fund - Standard Class	—	7,895	668	8,539
LVIP MFS Value Fund - Service Class	16,527,061	55,353,186	78,314,054	136,572,331
LVIP MFS Value Fund - Standard Class	5,399	7,695	64,830	93,655
LVIP Mondrian International Value Fund - Service Class	474,490	1,978,619	43,341,379	49,859,862
LVIP Mondrian International Value Fund - Standard Class	20,128	108,936	1,795,641	2,090,444
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class	227,078	596,241	5,075,013	5,630,656
LVIP Multi-Manager Global Equity Managed Volatility Fund - Standard Class	1,172	1,371	32,866	35,874
LVIP PIMCO Low Duration Bond Fund - Service Class	—	546,128	(1,211,811)	(901,747)
LVIP PIMCO Low Duration Bond Fund - Standard Class	—	873	(27,048)	49,721
LVIP Select Core Equity Managed Volatility Fund - Service Class	2,742,924	9,359,101	54,145,743	65,562,136
LVIP Select Core Equity Managed Volatility Fund - Standard Class	832	9,221	12,791	24,124
LVIP SSGA Bond Index Fund - Service Class	—	1,796,241	4,911,810	11,840,550
LVIP SSGA Bond Index Fund - Standard Class	—	(864)	(14,737)	34,376
LVIP SSGA Conservative Index Allocation Fund - Service Class	199,264	1,124,114	4,412,807	5,777,453
LVIP SSGA Conservative Structured Allocation Fund - Service Class	2,056,108	3,997,030	7,012,487	13,860,337
LVIP SSGA Conservative Structured Allocation Fund - Standard Class	7,819	9,262	30,716	59,499
LVIP SSGA Developed International 150 Fund - Service Class	—	3,224,402	21,891,294	28,872,502
LVIP SSGA Developed International 150 Fund - Standard Class	—	(2,739)	81,152	97,851
LVIP SSGA Emerging Markets 100 Fund - Service Class	—	181,232	33,035,560	34,629,219
LVIP SSGA Emerging Markets 100 Fund - Standard Class	—	22,104	127,454	180,362
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class	—	5,753,349	78,041,881	101,356,905
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class	—	1,706	53,964	80,358
LVIP SSGA International Index Fund - Service Class	—	7,598,264	46,931,670	56,622,063
LVIP SSGA International Index Fund - Standard Class	—	41,593	192,708	284,221
LVIP SSGA International Managed Volatility Fund - Service Class	—	4,605,631	65,253,170	71,017,181
LVIP SSGA International Managed Volatility Fund - Standard Class	—	2,393	27,384	30,831
LVIP SSGA Large Cap 100 Fund - Service Class	43,771,342	54,764,702	(7,458,706)	50,542,743
LVIP SSGA Large Cap 100 Fund - Standard Class	366,932	382,440	3,522	439,827
LVIP SSGA Large Cap Managed Volatility Fund - Service Class	—	3,612,039	50,415,399	54,149,582
LVIP SSGA Large Cap Managed Volatility Fund - Standard Class	—	279	5,877	6,466
LVIP SSGA Mid-Cap Index Fund - Service Class	150,798	224,222	2,043,352	2,335,578
LVIP SSGA Mid-Cap Index Fund - Standard Class	6,407	11,704	90,451	112,871
LVIP SSGA Moderate Index Allocation Fund - Service Class	837,253	4,826,953	19,534,901	25,088,750
LVIP SSGA Moderate Index Allocation Fund - Standard Class	23	375	(593)	360
LVIP SSGA Moderate Structured Allocation Fund - Service Class	12,628,022	23,137,507	43,334,685	82,337,397
LVIP SSGA Moderate Structured Allocation Fund - Standard Class	3,160	6,609	10,595	23,491
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class	769,707	4,184,064	19,446,102	24,199,711
LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class	501	781	(1,128)	5,084
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class	7,274,047	13,723,556	28,844,082	52,406,684
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Standard Class	14,977	16,047	47,522	150,081
LVIP SSGA S&P 500 Index Fund - Service Class	11,041,209	59,049,578	117,769,002	177,382,669
LVIP SSGA S&P 500 Index Fund - Standard Class	455,929	2,167,485	5,159,371	7,613,174
LVIP SSGA Small-Cap Index Fund - Service Class	7,118,876	19,833,380	16,100,671	33,512,076
LVIP SSGA Small-Cap Index Fund - Standard Class	133,718	186,932	437,166	651,999
LVIP SSGA Small-Mid Cap 200 Fund - Service Class	11,367,701	14,138,050	(9,114,682)	5,953,288
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	270,243	270,093	(156,353)	172,283
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class	—	3,090,111	36,101,927	37,716,403
LVIP SSGA SMID Cap Managed Volatility Fund - Standard Class	—	3,036	8,459	11,945
LVIP T. Rowe Price Growth Stock Fund - Service Class	4,988,213	22,431,801	53,245,569	71,379,901
LVIP T. Rowe Price Growth Stock Fund - Standard Class	23,396	49,765	227,850	276,564
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class	4,651,151	8,713,280	21,257,903	27,760,027
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	102,845	269,732	458,563	680,844
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class	9,464,828	14,653,449	76,539,509	92,633,575
LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class	372	686	3,735	4,751
LVIP Vanguard Domestic Equity ETF Fund - Service Class	262,296	6,345,041	20,642,347	26,862,998

Lincoln Life Variable Annuity Account N

Statements of operations (continued)

Year Ended December 31, 2017

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments
LVIP Vanguard Domestic Equity ETF Fund - Standard Class	$19,085	$(8,280)	$10,805	$16,630
LVIP Vanguard International Equity ETF Fund - Service Class	2,201,669	(1,550,907)	650,762	1,665,183
LVIP Vanguard International Equity ETF Fund - Standard Class	28,944	(8,055)	20,889	22,884
LVIP Wellington Capital Growth Fund - Service Class	—	(3,441,702)	(3,441,702)	19,961,992
LVIP Wellington Capital Growth Fund - Standard Class	—	(96)	(96)	3,299
LVIP Wellington Mid-Cap Value Fund - Service Class	151,258	(1,432,785)	(1,281,527)	4,017,353
LVIP Wellington Mid-Cap Value Fund - Standard Class	1,319	(1,159)	160	2,107
LVIP Western Asset Core Bond Fund - Service Class	456,352	(156,688)	299,664	8,694
LVIP Western Asset Core Bond Fund - Standard Class	9,870	(1,055)	8,815	(5)
MFS® VIT Growth Series - Initial Class	3,709	(48,299)	(44,590)	1,295,960
MFS® VIT Growth Series - Service Class	—	(1,291,157)	(1,291,157)	3,120,147
MFS® VIT Total Return Series - Initial Class	160,067	(102,691)	57,376	390,055
MFS® VIT Total Return Series - Service Class	1,285,451	(860,819)	424,632	287,409
MFS® VIT Utilities Series - Initial Class	311,476	(102,469)	209,007	1,397,162
MFS® VIT Utilities Series - Service Class	8,031,682	(3,136,319)	4,895,363	1,565,434
MFS® VIT II Core Equity Portfolio - Service Class	16,382	(38,563)	(22,181)	(759)
MFS® VIT II International Value Portfolio - Initial Class	7,991	(2,477)	5,514	6,985
MFS® VIT II International Value Portfolio - Service Class	330,959	(283,017)	47,942	392,336
Morgan Stanley VIF Global Infrastructure Portfolio - Class I	2,922	(495)	2,427	(3,815)
Morgan Stanley VIF Global Infrastructure Portfolio - Class II	127,199	(76,086)	51,113	(1,635)
Morgan Stanley VIF Growth Portfolio - Class II	—	(20,888)	(20,888)	114,302
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	225,801	(469,759)	(243,958)	1,305,591
Oppenheimer Global Fund/VA Service Shares	62,758	(83,189)	(20,431)	423,238
Oppenheimer International Growth Fund/VA Non-Service Shares	8,404	(3,445)	4,959	302
Oppenheimer International Growth Fund/VA Service Shares	131,573	(129,604)	1,969	59,876
Oppenheimer Main Street Small Cap Fund®/VA Non-Service Shares	4,623	(2,191)	2,432	3,328
Oppenheimer Main Street Small Cap Fund®/VA Service Shares	57,025	(113,029)	(56,004)	101,525
PIMCO VIT All Asset All Authority Portfolio - Advisor Class	127,639	(29,314)	98,325	6,255
PIMCO VIT All Asset All Authority Portfolio - Institutional Class	5,725	(483)	5,242	29
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class	1,418,389	(190,553)	1,227,836	(1,206,126)
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Institutional Class	3,466	(123)	3,343	(9)
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class	164,053	(39,104)	124,949	16,512
PIMCO VIT Emerging Markets Bond Portfolio - Institutional Class	1,858	(141)	1,717	693
PIMCO VIT Unconstrained Bond Portfolio - Advisor Class	62,893	(49,241)	13,652	15,502
PIMCO VIT Unconstrained Bond Portfolio - Institutional Class	725	(155)	570	1
Putnam VT Absolute Return 500 Fund - Class IA	—	(2)	(2)	—
Putnam VT Absolute Return 500 Fund - Class IB	—	(30,166)	(30,166)	4,428
Putnam VT Equity Income Fund - Class IB	—	(12,342)	(12,342)	6,384
Putnam VT George Putnam Balanced Fund - Class IA	—	(219)	(219)	15
Putnam VT George Putnam Balanced Fund - Class IB	50,133	(120,020)	(69,887)	50,361
Putnam VT Global Health Care Fund - Class IA	166	(310)	(144)	(426)
Putnam VT Global Health Care Fund - Class IB	62,481	(162,938)	(100,457)	(157,508)
Putnam VT Growth & Income Fund - Class IB	25,869	(7,467)	18,402	155,507
Putnam VT Income Fund - Class IB	180,808	(61,766)	119,042	(9,635)
QS Variable Conservative Growth - Class II	19,876	(2,893)	16,983	1,052
Rational Dividend Capture VA Fund	43,889	(17,256)	26,633	10,867
SEI VP Market Growth Strategy Fund - Class III	36,654	(30,945)	5,709	11,284
SEI VP Market Plus Strategy Fund - Class III	26,867	(22,279)	4,588	(3,116)
Templeton Foreign VIP Fund - Class 1	767	(102)	665	(57)
Templeton Foreign VIP Fund - Class 4	49,320	(34,977)	14,343	58,717
Templeton Global Bond VIP Fund - Class 1	—	(8,268)	(8,268)	9,390
Templeton Global Bond VIP Fund - Class 2	—	(5,523,496)	(5,523,496)	(1,965,593)
Templeton Global Bond VIP Fund - Class 4	—	(267,239)	(267,239)	25,371
Templeton Growth VIP Fund - Class 2	492,370	(512,835)	(20,465)	1,268,184
VanEck VIP Global Hard Assets Fund - Class S Shares	—	(36,167)	(36,167)	(7,835)
VanEck VIP Global Hard Assets Fund - Initial Class Shares	—	(1,120)	(1,120)	(10,794)
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares	555,197	(156,519)	398,678	21,158

See accompanying notes.

Subaccount	Dividends from Net Realized Gain on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
LVIP Vanguard Domestic Equity ETF Fund - Standard Class	$1,795	$18,425	$134,253	$163,483
LVIP Vanguard International Equity ETF Fund - Service Class	—	1,665,183	20,011,789	22,327,734
LVIP Vanguard International Equity ETF Fund - Standard Class	—	22,884	189,764	233,537
LVIP Wellington Capital Growth Fund - Service Class	21,183,315	41,145,307	56,418,149	94,121,754
LVIP Wellington Capital Growth Fund - Standard Class	1,478	4,777	1,918	6,599
LVIP Wellington Mid-Cap Value Fund - Service Class	1,955,500	5,972,853	5,314,980	10,006,306
LVIP Wellington Mid-Cap Value Fund - Standard Class	6,160	8,267	28,361	36,788
LVIP Western Asset Core Bond Fund - Service Class	—	8,694	(206,373)	101,985
LVIP Western Asset Core Bond Fund - Standard Class	—	(5)	(3,945)	4,865
MFS® VIT Growth Series - Initial Class	140,347	1,436,307	(483,131)	908,586
MFS® VIT Growth Series - Service Class	3,833,402	6,953,549	17,785,283	23,447,675
MFS® VIT Total Return Series - Initial Class	186,258	576,313	96,046	729,735
MFS® VIT Total Return Series - Service Class	1,650,088	1,937,497	2,815,013	5,177,142
MFS® VIT Utilities Series - Initial Class	—	1,397,162	(693,296)	912,873
MFS® VIT Utilities Series - Service Class	—	1,565,434	17,358,723	23,819,520
MFS® VIT II Core Equity Portfolio - Service Class	136,622	135,863	354,765	468,447
MFS® VIT II International Value Portfolio - Initial Class	507	7,492	118,738	131,744
MFS® VIT II International Value Portfolio - Service Class	24,130	416,466	4,713,601	5,178,009
Morgan Stanley VIF Global Infrastructure Portfolio - Class I	5,869	2,054	5,992	10,473
Morgan Stanley VIF Global Infrastructure Portfolio - Class II	276,761	275,126	344,492	670,731
Morgan Stanley VIF Growth Portfolio - Class II	179,451	293,753	417,618	690,483
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	—	1,305,591	2,800,430	3,862,063
Oppenheimer Global Fund/VA Service Shares	—	423,238	2,148,652	2,551,459
Oppenheimer International Growth Fund/VA Non-Service Shares	—	302	158,933	164,194
Oppenheimer International Growth Fund/VA Service Shares	—	59,876	2,267,002	2,328,847
Oppenheimer Main Street Small Cap Fund®/VA Non-Service Shares	28,380	31,708	36,710	70,850
Oppenheimer Main Street Small Cap Fund®/VA Service Shares	475,571	577,096	569,833	1,090,925
PIMCO VIT All Asset All Authority Portfolio - Advisor Class	—	6,255	88,650	193,230
PIMCO VIT All Asset All Authority Portfolio - Institutional Class	—	29	5,473	10,744
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class	—	(1,206,126)	(19,334)	2,376
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Institutional Class	—	(9)	(2,624)	710
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class	—	16,512	111,365	252,826
PIMCO VIT Emerging Markets Bond Portfolio - Institutional Class	—	693	564	2,974
PIMCO VIT Unconstrained Bond Portfolio - Advisor Class	—	15,502	106,162	135,316
PIMCO VIT Unconstrained Bond Portfolio - Institutional Class	—	1	1,187	1,758
Putnam VT Absolute Return 500 Fund - Class IA	—	—	42	40
Putnam VT Absolute Return 500 Fund - Class IB	—	4,428	160,802	135,064
Putnam VT Equity Income Fund - Class IB	—	6,384	138,948	132,990
Putnam VT George Putnam Balanced Fund - Class IA	—	15	5,101	4,897
Putnam VT George Putnam Balanced Fund - Class IB	—	50,361	842,310	822,784
Putnam VT Global Health Care Fund - Class IA	1,779	1,353	4,866	6,075
Putnam VT Global Health Care Fund - Class IB	1,012,883	855,375	548,386	1,303,304
Putnam VT Growth & Income Fund - Class IB	140,951	296,458	(259,762)	55,098
Putnam VT Income Fund - Class IB	—	(9,635)	81,926	191,333
QS Variable Conservative Growth - Class II	101,194	102,246	(95,633)	23,596
Rational Dividend Capture VA Fund	—	10,867	(73,494)	(35,994)
SEI VP Market Growth Strategy Fund - Class III	—	11,284	235,836	252,829
SEI VP Market Plus Strategy Fund - Class III	—	(3,116)	293,953	295,425
Templeton Foreign VIP Fund - Class 1	—	(57)	3,118	3,726
Templeton Foreign VIP Fund - Class 4	—	58,717	326,927	399,987
Templeton Global Bond VIP Fund - Class 1	6,781	16,171	4,765	12,668
Templeton Global Bond VIP Fund - Class 2	1,117,553	(848,040)	7,917,616	1,546,080
Templeton Global Bond VIP Fund - Class 4	65,927	91,298	133,891	(42,050)
Templeton Growth VIP Fund - Class 2	—	1,268,184	3,348,344	4,596,063
VanEck VIP Global Hard Assets Fund - Class S Shares	—	(7,835)	(36,112)	(80,114)
VanEck VIP Global Hard Assets Fund - Initial Class Shares	—	(10,794)	13,803	1,889
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares	—	21,158	190,293	610,129

Lincoln Life Variable Annuity Account N

Statements of operations (continued)

Year Ended December 31, 2017

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class I Shares	$50,941	$(3,080)	$47,861	$2,336
Virtus Rampart Equity Trend Series - Class A Shares	—	(16,438)	(16,438)	(4,896)
Virtus Rampart Equity Trend Series - Class I Shares	—	—	—	—

See accompanying notes.

Subaccount	Dividends from Net Realized Gain on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class I Shares	$—	$2,336	$(10,335)	$39,862
Virtus Rampart Equity Trend Series - Class A Shares	34,514	29,618	212,164	225,344
Virtus Rampart Equity Trend Series - Class I Shares	1	1	6	7

Lincoln Life Variable Annuity Account N

Statements of changes in net assets

Years Ended December 31, 2016 and 2017

	AB VPS Global Thematic Growth Portfolio - Class B Subaccount	AB VPS Growth and Income Portfolio - Class B Subaccount	AB VPS International Value Portfolio - Class B Subaccount	AB VPS Large Cap Growth Portfolio - Class B Subaccount	AB VPS Small/Mid Cap Value Portfolio - Class A Subaccount	AB VPS Small/Mid Cap Value Portfolio - Class B Subaccount	ALPS/Alerian Energy Infrastructure Portfolio - Class I Subaccount
NET ASSETS AT JANUARY 1, 2016	$29,135,815	$—	$5,045	$10,319,207	$77,770	$167,462,421	$181,504
Changes From Operations:
• Net investment income (loss)	(435,126)	—	(36)	(155,836)	906	(2,158,495)	4,242
• Net realized gain (loss) on investments	726,942	—	(94)	1,668,403	17,341	9,740,754	(5,839)
• Net change in unrealized appreciation or depreciation on investments	(987,705)	—	76	(1,468,362)	42,896	28,671,115	74,404
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(695,889)	—	(54)	44,205	61,143	36,253,374	72,807
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	630,355	—	172	40,632	226,053	6,446,385	3,236
• Contract withdrawals and transfers to annuity reserves	(2,136,282)	—	(2,709)	(1,056,499)	(3,458)	(16,763,122)	(21,130)
• Contract transfers	(2,367,735)	—	—	78,487	20,497	(1,666,426)	4,612
	(3,873,662)	—	(2,537)	(937,380)	243,092	(11,983,163)	(13,282)
Annuity Reserves:
• Annuity Payments	(3,375)	—	—	—	—	(7,433)	—
• Receipt (reimbursement) of mortality guarantee adjustments	87	—	—	—	—	(5)	—
	(3,288)	—	—	—	—	(7,438)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(3,876,950)	—	(2,537)	(937,380)	243,092	(11,990,601)	(13,282)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,572,839)	—	(2,591)	(893,175)	304,235	24,262,773	59,525
NET ASSETS AT DECEMBER 31, 2016	24,562,976	—	2,454	9,426,032	382,005	191,725,194	241,029
Changes From Operations:
• Net investment income (loss)	(389,303)	(2)	(5)	(166,871)	141	(2,749,812)	10,979
• Net realized gain (loss) on investments	2,270,665	(34)	439	2,620,876	24,679	13,574,782	(5,202)
• Net change in unrealized appreciation or depreciation on investments	6,286,429	—	79	184,619	26,678	10,802,593	(4,750)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	8,167,791	(36)	513	2,638,624	51,498	21,627,563	1,027
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	746,790	88	21	106,650	33,931	14,668,033	140,679
• Contract withdrawals and transfers to annuity reserves	(2,643,327)	(57)	(190)	(2,149,456)	(12,972)	(19,193,655)	(32,952)
• Contract transfers	945,086	5	(1,566)	203,650	4,305	3,570,361	196,386
	(951,451)	36	(1,735)	(1,839,156)	25,264	(955,261)	304,113
Annuity Reserves:
• Annuity Payments	(3,929)	—	—	—	—	(8,375)	—
• Receipt (reimbursement) of mortality guarantee adjustments	122	—	—	—	—	8	—
	(3,807)	—	—	—	—	(8,367)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(955,258)	36	(1,735)	(1,839,156)	25,264	(963,628)	304,113
TOTAL INCREASE (DECREASE) IN NET ASSETS	7,212,533	—	(1,222)	799,468	76,762	20,663,935	305,140
NET ASSETS AT DECEMBER 31, 2017	$31,775,509	$—	$1,232	$10,225,500	$458,767	$212,389,129	$546,169

See accompanying notes.

	ALPS/Alerian Energy Infrastructure Portfolio - Class III Subaccount	ALPS/Red Rocks Listed Private Equity Portfolio - Class I Subaccount	ALPS/Red Rocks Listed Private Equity Portfolio - Class III Subaccount	ALPS/Stadion Core ETF Portfolio - Class I Subaccount	ALPS/Stadion Core ETF Portfolio - Class III Subaccount	ALPS/Stadion Tactical Growth Portfolio - Class III Subaccount
NET ASSETS AT JANUARY 1, 2016	$2,388,413	$—	$3,424,521	$8,312	$5,324,167	$1,373,696
Changes From Operations:
• Net investment income (loss)	57,497	1,291	(18,472)	(69)	(60,448)	(22,500)
• Net realized gain (loss) on investments	(111,399)	4,623	(7,205)	(1)	(67,388)	16,567
• Net change in unrealized appreciation or depreciation on investments	1,352,299	635	342,341	2,147	530,717	277,441
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,298,397	6,549	316,664	2,077	402,881	271,508
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	771,189	—	1,876,248	—	467,944	1,188,117
• Contract withdrawals and transfers to annuity reserves	(276,370)	(4,954)	(248,986)	—	(2,067,833)	(306,079)
• Contract transfers	1,286,873	25,281	66,553	45,056	382,830	1,445,059
	1,781,692	20,327	1,693,815	45,056	(1,217,059)	2,327,097
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	1,781,692	20,327	1,693,815	45,056	(1,217,059)	2,327,097
TOTAL INCREASE (DECREASE) IN NET ASSETS	3,080,089	26,876	2,010,479	47,133	(814,178)	2,598,605
NET ASSETS AT DECEMBER 31, 2016	5,468,502	26,876	5,435,000	55,445	4,509,989	3,972,301
Changes From Operations:
• Net investment income (loss)	42,748	1,269	111,242	(259)	(77,899)	(42,954)
• Net realized gain (loss) on investments	91,369	4,340	207,041	404	77,695	104,529
• Net change in unrealized appreciation or depreciation on investments	(223,707)	3,928	1,142,348	7,053	716,112	421,794
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(89,590)	9,537	1,460,631	7,198	715,908	483,369
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	956,121	3,012	1,000,348	—	2,850,006	369,939
• Contract withdrawals and transfers to annuity reserves	(364,090)	(1,032)	(629,309)	(2,738)	(528,510)	(764,685)
• Contract transfers	(307,650)	16,091	1,990,823	—	2,595,734	901,450
	284,381	18,071	2,361,862	(2,738)	4,917,230	506,704
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	284,381	18,071	2,361,862	(2,738)	4,917,230	506,704
TOTAL INCREASE (DECREASE) IN NET ASSETS	194,791	27,608	3,822,493	4,460	5,633,138	990,073
NET ASSETS AT DECEMBER 31, 2017	$5,663,293	$54,484	$9,257,493	$59,905	$10,143,127	$4,962,374

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2016 and 2017

	American Century VP Balanced Fund - Class I Subaccount	American Century VP Balanced Fund - Class II Subaccount	American Century VP Inflation Protection Fund - Class II Subaccount	American Century VP Large Company Value Fund - Class I Subaccount	American Century VP Large Company Value Fund - Class II Subaccount	American Funds Asset Allocation Fund - Class 1 Subaccount	American Funds Asset Allocation Fund - Class 1A Subaccount
NET ASSETS AT JANUARY 1, 2016	$—	$—	$—	$—	$—	$3,379,682	$—
Changes From Operations:
• Net investment income (loss)	—	(7,295)	119	—	—	172,714	—
• Net realized gain (loss) on investments	—	14,225	1,675	—	—	114,496	—
• Net change in unrealized appreciation or depreciation on investments	—	127,163	(822)	—	—	272,027	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	—	134,093	972	—	—	559,237	—
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	6,115,031	17,639	—	—	2,198,849	—
• Contract withdrawals and transfers to annuity reserves	—	(545,898)	(3,131)	—	—	(128,142)	—
• Contract transfers	—	12,588,366	11,745	—	—	7,803,485	—
	—	18,157,499	26,253	—	—	9,874,192	—
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	—
	—	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	—	18,157,499	26,253	—	—	9,874,192	—
TOTAL INCREASE (DECREASE) IN NET ASSETS	—	18,291,592	27,225	—	—	10,433,429	—
NET ASSETS AT DECEMBER 31, 2016	—	18,291,592	27,225	—	—	13,813,111	—
Changes From Operations:
• Net investment income (loss)	525	(70,865)	100	405	476	215,583	39,839
• Net realized gain (loss) on investments	1,942	1,987,102	(105)	413	8,787	931,624	75,136
• Net change in unrealized appreciation or depreciation on investments	2,509	2,006,722	321	6,394	128,091	1,457,181	87,616
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,976	3,922,959	316	7,212	137,354	2,604,388	202,591
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	13,932	16,758,561	120	154,163	2,504,403	3,923,755	3,903,401
• Contract withdrawals and transfers to annuity reserves	(2,221)	(3,482,071)	(1,864)	(812)	(120,202)	(499,536)	(157,742)
• Contract transfers	55,000	14,818,780	6	191,946	1,262,807	(991,792)	145,115
	66,711	28,095,270	(1,738)	345,297	3,647,008	2,432,427	3,890,774
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	—
	—	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	66,711	28,095,270	(1,738)	345,297	3,647,008	2,432,427	3,890,774
TOTAL INCREASE (DECREASE) IN NET ASSETS	71,687	32,018,229	(1,422)	352,509	3,784,362	5,036,815	4,093,365
NET ASSETS AT DECEMBER 31, 2017	$71,687	$50,309,821	$25,803	$352,509	$3,784,362	$18,849,926	$4,093,365

See accompanying notes.

	American Funds Asset Allocation Fund - Class 4 Subaccount	American Funds Blue Chip Income and Growth Fund - Class 1 Subaccount	American Funds Blue Chip Income and Growth Fund - Class 1A Subaccount	American Funds Blue Chip Income and Growth Fund - Class 4 Subaccount	American Funds Bond Fund - Class 1 Subaccount	American Funds Bond Fund - Class 1A Subaccount
NET ASSETS AT JANUARY 1, 2016	$46,560,007	$2,465,234	$—	$9,935,928	$2,408,720	$—
Changes From Operations:
• Net investment income (loss)	324,416	46,414	—	169,158	46,290	—
• Net realized gain (loss) on investments	1,459,436	227,964	—	1,002,189	19,132	—
• Net change in unrealized appreciation or depreciation on investments	3,393,432	189,451	—	1,131,917	(19,263)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	5,177,284	463,829	—	2,303,264	46,159	—
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	28,418,990	327,505	—	5,383,433	1,999,985	—
• Contract withdrawals and transfers to annuity reserves	(3,078,980)	(218,025)	—	(642,870)	(83,437)	—
• Contract transfers	10,594,908	306,475	—	2,637,801	(716,734)	—
	35,934,918	415,955	—	7,378,364	1,199,814	—
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	35,934,918	415,955	—	7,378,364	1,199,814	—
TOTAL INCREASE (DECREASE) IN NET ASSETS	41,112,202	879,784	—	9,681,628	1,245,973	—
NET ASSETS AT DECEMBER 31, 2016	87,672,209	3,345,018	—	19,617,556	3,654,693	—
Changes From Operations:
• Net investment income (loss)	214,204	60,331	9,450	218,570	88,363	13,913
• Net realized gain (loss) on investments	5,587,092	190,384	5,618	1,127,565	84,301	2,764
• Net change in unrealized appreciation or depreciation on investments	8,362,048	374,121	34,242	2,335,588	2,575	(12,038)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	14,163,344	624,836	49,310	3,681,723	175,239	4,639
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	23,186,110	353,309	463,510	6,041,416	978,940	1,243,382
• Contract withdrawals and transfers to annuity reserves	(6,395,164)	(213,506)	(3,568)	(1,286,290)	(121,567)	(2,036)
• Contract transfers	6,473,250	380,216	109,475	1,821,122	1,674,382	(184,427)
	23,264,196	520,019	569,417	6,576,248	2,531,755	1,056,919
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	23,264,196	520,019	569,417	6,576,248	2,531,755	1,056,919
TOTAL INCREASE (DECREASE) IN NET ASSETS	37,427,540	1,144,855	618,727	10,257,971	2,706,994	1,061,558
NET ASSETS AT DECEMBER 31, 2017	$125,099,749	$4,489,873	$618,727	$29,875,527	$6,361,687	$1,061,558

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2016 and 2017

	American Funds Capital Income Builder® - Class 1 Subaccount	American Funds Capital Income Builder® - Class 1A Subaccount	American Funds Capital Income Builder® - Class 4 Subaccount	American Funds Global Balanced Fund - Class 1 Subaccount	American Funds Global Balanced Fund - Class 1A Subaccount	American Funds Global Bond Fund - Class 1 Subaccount	American Funds Global Bond Fund - Class 1A Subaccount
NET ASSETS AT JANUARY 1, 2016	$352,892	$—	$12,866,136	$314,361	$—	$1,783,495	$—
Changes From Operations:
• Net investment income (loss)	19,115	—	388,348	6,016	—	129	—
• Net realized gain (loss) on investments	(404)	—	(59,532)	(442)	—	(2,058)	—
• Net change in unrealized appreciation or depreciation on investments	388	—	(45,315)	5,547	—	16,695	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	19,099	—	283,501	11,121	—	14,766	—
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	247,130	—	9,885,629	389,621	—	536,457	—
• Contract withdrawals and transfers to annuity reserves	(26,712)	—	(1,608,899)	(111,361)	—	(141,833)	—
• Contract transfers	324,096	—	5,166,905	(47,882)	—	29,700	—
	544,514	—	13,443,635	230,378	—	424,324	—
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	—
	—	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	544,514	—	13,443,635	230,378	—	424,324	—
TOTAL INCREASE (DECREASE) IN NET ASSETS	563,613	—	13,727,136	241,499	—	439,090	—
NET ASSETS AT DECEMBER 31, 2016	916,505	—	26,593,272	555,860	—	2,222,585	—
Changes From Operations:
• Net investment income (loss)	24,575	3,942	400,773	2,562	2,151	(6,908)	251
• Net realized gain (loss) on investments	3,223	373	155,431	24,051	5,752	13,876	2
• Net change in unrealized appreciation or depreciation on investments	87,902	8,219	2,565,470	71,308	(3,084)	151,748	287
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	115,700	12,534	3,121,674	97,921	4,819	158,716	540
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	45,001	786,383	6,701,689	1	209,143	305,182	63,532
• Contract withdrawals and transfers to annuity reserves	(68,567)	(855)	(3,107,004)	(38,672)	(84)	(109,702)	(109)
• Contract transfers	(4,568)	(343,682)	1,572,491	(58,935)	25,000	253,000	—
	(28,134)	441,846	5,167,176	(97,606)	234,059	448,480	63,423
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	—
	—	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(28,134)	441,846	5,167,176	(97,606)	234,059	448,480	63,423
TOTAL INCREASE (DECREASE) IN NET ASSETS	87,566	454,380	8,288,850	315	238,878	607,196	63,963
NET ASSETS AT DECEMBER 31, 2017	$1,004,071	$454,380	$34,882,122	$556,175	$238,878	$2,829,781	$63,963
See accompanying notes.

	American Funds Global Growth and Income Fund - Class 1 Subaccount	American Funds Global Growth and Income Fund - Class 1A Subaccount	American Funds Global Growth Fund - Class 1 Subaccount	American Funds Global Growth Fund - Class 1A Subaccount	American Funds Global Growth Fund - Class 2 Subaccount	American Funds Global Growth Fund - Class 4 Subaccount
NET ASSETS AT JANUARY 1, 2016	$828,333	$—	$1,966,526	$—	$299,327,181	$12,998,542
Changes From Operations:
• Net investment income (loss)	19,105	—	10,507	—	(1,795,271)	(68,800)
• Net realized gain (loss) on investments	198	—	147,806	—	26,867,926	743,097
• Net change in unrealized appreciation or depreciation on investments	40,014	—	(156,035)	—	(27,554,781)	(637,593)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	59,317	—	2,278	—	(2,482,126)	36,704
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	570,403	—	27,478	—	4,333,713	5,862,059
• Contract withdrawals and transfers to annuity reserves	(22,913)	—	(58,329)	—	(26,501,592)	(1,286,339)
• Contract transfers	36,319	—	230,710	—	(1,595,148)	(784,391)
	583,809	—	199,859	—	(23,763,027)	3,791,329
Annuity Reserves:
• Annuity Payments	—	—	—	—	(18,685)	(1,975)
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	258	84
	—	—	—	—	(18,427)	(1,891)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	583,809	—	199,859	—	(23,781,454)	3,789,438
TOTAL INCREASE (DECREASE) IN NET ASSETS	643,126	—	202,137	—	(26,263,580)	3,826,142
NET ASSETS AT DECEMBER 31, 2016	1,471,459	—	2,168,663	—	273,063,601	16,824,684
Changes From Operations:
• Net investment income (loss)	19,067	2,041	3,874	8,520	(2,672,602)	(109,681)
• Net realized gain (loss) on investments	97,055	166	120,128	18,352	19,557,921	919,394
• Net change in unrealized appreciation or depreciation on investments	226,006	4,875	516,472	75,287	59,570,380	5,392,170
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	342,128	7,082	640,474	102,159	76,455,699	6,201,883
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	18,126	75,401	46,745	1,606,832	2,486,329	9,637,615
• Contract withdrawals and transfers to annuity reserves	(72,797)	(2,813)	(246,191)	(2,229)	(34,497,262)	(873,028)
• Contract transfers	(343,564)	39,698	(378,986)	22,519	(8,987,198)	5,887,261
	(398,235)	112,286	(578,432)	1,627,122	(40,998,131)	14,651,848
Annuity Reserves:
• Annuity Payments	—	—	—	—	(21,474)	(2,258)
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	1,133	113
	—	—	—	—	(20,341)	(2,145)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(398,235)	112,286	(578,432)	1,627,122	(41,018,472)	14,649,703
TOTAL INCREASE (DECREASE) IN NET ASSETS	(56,107)	119,368	62,042	1,729,281	35,437,227	20,851,586
NET ASSETS AT DECEMBER 31, 2017	$1,415,352	$119,368	$2,230,705	$1,729,281	$308,500,828	$37,676,270

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2016 and 2017

	American Funds Global Small Capitalization Fund - Class 1 Subaccount	American Funds Global Small Capitalization Fund - Class 1A Subaccount	American Funds Global Small Capitalization Fund - Class 2 Subaccount	American Funds Global Small Capitalization Fund - Class 4 Subaccount	American Funds Growth Fund - Class 1 Subaccount	American Funds Growth Fund - Class 1A Subaccount	American Funds Growth Fund - Class 2 Subaccount
NET ASSETS AT JANUARY 1, 2016	$713,056	$—	$407,238,808	$4,478,298	$5,907,860	$—	$1,430,702,928
Changes From Operations:
• Net investment income (loss)	(951)	—	(3,956,929)	(50,669)	25,673	—	(11,886,719)
• Net realized gain (loss) on investments	96,512	—	74,009,787	431,917	549,788	—	150,044,917
• Net change in unrealized appreciation or depreciation on investments	(91,148)	—	(66,130,924)	(330,643)	106,879	—	(36,919,070)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,413	—	3,921,934	50,605	682,340	—	101,239,128
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	313,539	—	3,203,359	1,103,320	1,184,063	—	12,857,037
• Contract withdrawals and transfers to annuity reserves	(35,248)	—	(32,922,920)	(337,599)	(261,044)	—	(141,668,455)
• Contract transfers	149,958	—	(2,607,581)	(224,298)	585,174	—	(30,272,710)
	428,249	—	(32,327,142)	541,423	1,508,193	—	(159,084,128)
Annuity Reserves:
• Annuity Payments	—	—	(15,796)	—	—	—	(117,414)
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	4,237	—	—	—	4,044
	—	—	(11,559)	—	—	—	(113,370)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	428,249	—	(32,338,701)	541,423	1,508,193	—	(159,197,498)
TOTAL INCREASE (DECREASE) IN NET ASSETS	432,662	—	(28,416,767)	592,028	2,190,533	—	(57,958,370)
NET ASSETS AT DECEMBER 31, 2016	1,145,718	—	378,822,041	5,070,326	8,098,393	—	1,372,744,558
Changes From Operations:
• Net investment income (loss)	(1,359)	366	(3,297,018)	(56,986)	910	7,892	(16,826,500)
• Net realized gain (loss) on investments	(1,054)	36	7,584,848	(30,920)	967,366	64,700	208,002,657
• Net change in unrealized appreciation or depreciation on investments	298,153	22,388	82,252,839	1,613,350	1,339,803	121,115	147,458,557
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	295,740	22,790	86,540,669	1,525,444	2,308,079	193,707	338,634,714
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	5,607	135,084	2,277,905	2,052,504	711,873	2,509,148	10,912,789
• Contract withdrawals and transfers to annuity reserves	(40,898)	(190)	(39,115,117)	(163,708)	(416,707)	(9,142)	(171,577,315)
• Contract transfers	41,259	23,962	(21,054,436)	1,629,449	(99,475)	109,242	(56,625,002)
	5,968	158,856	(57,891,648)	3,518,245	195,691	2,609,248	(217,289,528)
Annuity Reserves:
• Annuity Payments	—	—	(22,999)	—	—	—	(129,882)
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	5,151	—	—	—	298
	—	—	(17,848)	—	—	—	(129,584)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	5,968	158,856	(57,909,496)	3,518,245	195,691	2,609,248	(217,419,112)
TOTAL INCREASE (DECREASE) IN NET ASSETS	301,708	181,646	28,631,173	5,043,689	2,503,770	2,802,955	121,215,602
NET ASSETS AT DECEMBER 31, 2017	$1,447,426	$181,646	$407,453,214	$10,114,015	$10,602,163	$2,802,955	$1,493,960,160

See accompanying notes.

	American Funds Growth Fund - Class 4 Subaccount	American Funds Growth-Income Fund - Class 1 Subaccount	American Funds Growth-Income Fund - Class 1A Subaccount	American Funds Growth-Income Fund - Class 2 Subaccount	American Funds Growth-Income Fund - Class 4 Subaccount	American Funds High-Income Bond Fund - Class 1 Subaccount
NET ASSETS AT JANUARY 1, 2016	$29,556,538	$2,966,116	$—	$1,864,034,886	$20,582,982	$894,088
Changes From Operations:
• Net investment income (loss)	(205,785)	42,262	—	71,156	71,152	66,382
• Net realized gain (loss) on investments	2,688,470	352,010	—	237,706,854	2,521,769	(6,787)
• Net change in unrealized appreciation or depreciation on investments	1,194,351	(9,690)	—	(63,111,936)	283,030	105,922
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,677,036	384,582	—	174,666,074	2,875,951	165,517
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	16,355,739	851,696	—	20,995,179	11,309,310	324,828
• Contract withdrawals and transfers to annuity reserves	(1,949,086)	(68,935)	—	(182,131,592)	(1,954,243)	(26,726)
• Contract transfers	4,447,417	222,368	—	(20,580,576)	1,928,603	(50,786)
	18,854,070	1,005,129	—	(181,716,989)	11,283,670	247,316
Annuity Reserves:
• Annuity Payments	(1,743)	—	—	(248,051)	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	75	—	—	(15,052)	—	—
	(1,668)	—	—	(263,103)	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	18,852,402	1,005,129	—	(181,980,092)	11,283,670	247,316
TOTAL INCREASE (DECREASE) IN NET ASSETS	22,529,438	1,389,711	—	(7,314,018)	14,159,621	412,833
NET ASSETS AT DECEMBER 31, 2016	52,085,976	4,355,827	—	1,856,720,868	34,742,603	1,306,921
Changes From Operations:
• Net investment income (loss)	(545,492)	56,839	21,071	(1,723,925)	167,922	102,877
• Net realized gain (loss) on investments	7,526,460	395,824	16,666	192,416,448	3,243,577	(1,112)
• Net change in unrealized appreciation or depreciation on investments	10,507,894	710,452	80,393	168,212,172	5,954,830	(1,115)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	17,488,862	1,163,115	118,130	358,904,695	9,366,329	100,650
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	25,126,504	748,752	2,119,775	13,697,535	18,670,047	204,365
• Contract withdrawals and transfers to annuity reserves	(3,112,028)	(136,122)	(8,287)	(210,776,908)	(2,931,406)	(42,514)
• Contract transfers	13,737,450	514,742	(72,203)	(65,894,823)	9,313,031	162,638
	35,751,926	1,127,372	2,039,285	(262,974,196)	25,051,672	324,489
Annuity Reserves:
• Annuity Payments	(2,049)	—	—	(311,336)	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	102	—	—	5,213	—	—
	(1,947)	—	—	(306,123)	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	35,749,979	1,127,372	2,039,285	(263,280,319)	25,051,672	324,489
TOTAL INCREASE (DECREASE) IN NET ASSETS	53,238,841	2,290,487	2,157,415	95,624,376	34,418,001	425,139
NET ASSETS AT DECEMBER 31, 2017	$105,324,817	$6,646,314	$2,157,415	$1,952,345,244	$69,160,604	$1,732,060

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2016 and 2017

	American Funds High-Income Bond Fund - Class 1A Subaccount	American Funds International Fund - Class 1 Subaccount	American Funds International Fund - Class 1A Subaccount	American Funds International Fund - Class 2 Subaccount	American Funds International Fund - Class 4 Subaccount	American Funds International Growth and Income Fund - Class 1 Subaccount	American Funds International Growth and Income Fund - Class 1A Subaccount
NET ASSETS AT JANUARY 1, 2016	$—	$3,084,558	$—	$664,730,962	$10,804,545	$1,501,645	$—
Changes From Operations:
Net investment income (loss)	—	36,020	—	(440,539)	29,186	28,108	—
Net realized gain (loss) on investments	—	164,158	—	52,029,362	612,487	(25,628)	—
Net change in unrealized appreciation or depreciation on investments	—	(101,046)	—	(36,975,243)	(329,687)	12,147	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	—	99,132	—	14,613,580	311,986	14,627	—
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	949,076	—	5,517,153	4,291,761	66,247	—
• Contract withdrawals and transfers to annuity reserves	—	(62,409)	—	(54,810,894)	(643,165)	(119,229)	—
• Contract transfers	—	(570,166)	—	(997,259)	682,056	(44,540)	—
	—	316,501	—	(50,291,000)	4,330,652	(97,522)	—
Annuity Reserves:
• Annuity Payments	—	—	—	(25,698)	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	2,614	—	—	—
	—	—	—	(23,084)	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	—	316,501	—	(50,314,084)	4,330,652	(97,522)	—
TOTAL INCREASE (DECREASE) IN NET ASSETS	—	415,633	—	(35,700,504)	4,642,638	(82,895)	—
NET ASSETS AT DECEMBER 31, 2016	—	3,500,191	—	629,030,458	15,447,183	1,418,750	—
Changes From Operations:
• Net investment income (loss)	10,623	47,304	14,363	(1,385,986)	91,377	25,825	12,938
• Net realized gain (loss) on investments	59	100,188	8,230	23,714,378	432,858	1,296	25
• Net change in unrealized appreciation or depreciation on investments	(6,055)	1,233,062	89,544	157,187,166	5,096,957	329,101	9,310
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,627	1,380,554	112,137	179,515,558	5,621,192	356,222	22,273
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	353,961	680,291	1,236,518	4,953,867	7,203,131	2,568	216,560
• Contract withdrawals and transfers to annuity reserves	(6,198)	(176,398)	(6,477)	(69,492,222)	(755,115)	(87,930)	(979)
• Contract transfers	34,961	805,151	281,882	(37,799,995)	4,465,598	50,497	425,927
	382,724	1,309,044	1,511,923	(102,338,350)	10,913,614	(34,865)	641,508
Annuity Reserves:
• Annuity Payments	—	—	—	(51,551)	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	(8,577)	—	—	—
	—	—	—	(60,128)	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	382,724	1,309,044	1,511,923	(102,398,478)	10,913,614	(34,865)	641,508
TOTAL INCREASE (DECREASE) IN NET ASSETS	387,351	2,689,598	1,624,060	77,117,080	16,534,806	321,357	663,781
NET ASSETS AT DECEMBER 31, 2017	$387,351	$6,189,789	$1,624,060	$706,147,538	$31,981,989	$1,740,107	$663,781

See accompanying notes.

	American Funds Managed Risk Asset Allocation Fund - Class P1 Subaccount	American Funds Managed Risk Asset Allocation Fund - Class P2 Subaccount	American Funds Managed Risk Blue Chip Income and Growth Fund - Class P1 Subaccount	American Funds Managed Risk Growth Fund - Class P1 Subaccount	American Funds Managed Risk Growth-Income Fund - Class P1 Subaccount	American Funds Managed Risk International Fund - Class P1 Subaccount
NET ASSETS AT JANUARY 1, 2016	$889,748	$31,081,934	$73,829	$21,404	$23,786	$55,274
Changes From Operations:
Net investment income (loss)	9,492	(73,669)	1,119	(274)	10	196
Net realized gain (loss) on investments	34,808	1,414,440	4,320	10,027	1,313	(866)
Net change in unrealized appreciation or depreciation on investments	33,910	1,784,799	13,487	(1,503)	(132)	(499)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	78,210	3,125,570	18,926	8,250	1,191	(1,169)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	118,250	19,052,822	60,002	88,011	—	30,000
• Contract withdrawals and transfers to annuity reserves	(14,220)	(2,404,210)	(3,165)	(75)	(1,258)	(12,560)
• Contract transfers	136,337	17,937,682	(2,005)	(93)	357	(28,952)
	240,367	34,586,294	54,832	87,843	(901)	(11,512)
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	240,367	34,586,294	54,832	87,843	(901)	(11,512)
TOTAL INCREASE (DECREASE) IN NET ASSETS	318,577	37,711,864	73,758	96,093	290	(12,681)
NET ASSETS AT DECEMBER 31, 2016	1,208,325	68,793,798	147,587	117,497	24,076	42,593
Changes From Operations:
• Net investment income (loss)	(2,918)	(649,360)	175	(259)	(92)	(131)
• Net realized gain (loss) on investments	59,041	1,386,267	10,986	16,157	962	5,383
• Net change in unrealized appreciation or depreciation on investments	3,801	9,775,520	1,594	19,853	3,080	3,909
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	59,924	10,512,427	12,755	35,751	3,950	9,161
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	645,028	19,092,936	—	—	—	—
• Contract withdrawals and transfers to annuity reserves	(7,393)	(4,051,775)	(3,238)	(652)	(1,282)	(96)
• Contract transfers	(1,022,579)	12,225,117	(72,695)	(47,291)	(605)	(35,813)
	(384,944)	27,266,278	(75,933)	(47,943)	(1,887)	(35,909)
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(384,944)	27,266,278	(75,933)	(47,943)	(1,887)	(35,909)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(325,020)	37,778,705	(63,178)	(12,192)	2,063	(26,748)
NET ASSETS AT DECEMBER 31, 2017	$883,305	$106,572,503	$84,409	$105,305	$26,139	$15,845

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2016 and 2017

	American Funds Mortgage Fund - Class 1 Subaccount	American Funds Mortgage Fund - Class 1A Subaccount	American Funds Mortgage Fund - Class 4 Subaccount	American Funds New World Fund® - Class 1 Subaccount	American Funds New World Fund® - Class 1A Subaccount	American Funds New World Fund® - Class 4 Subaccount	American Funds U.S. Government/ AAA-Rated Securities Fund - Class 1 Subaccount
NET ASSETS AT JANUARY 1, 2016	$250,122	$—	$4,794,465	$2,068,339	$—	$9,799,068	$127,303
Changes From Operations:
• Net investment income (loss)	3,677	—	4,248	10,267	—	(59,865)	2,149
• Net realized gain (loss) on investments	3,475	—	47,665	(25,783)	—	(157,667)	4,577
• Net change in unrealized appreciation or depreciation on investments	(4,268)	—	(10,209)	133,624	—	761,479	(6,608)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,884	—	41,704	118,108	—	543,947	118
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	80,302	—	777,692	712,288	—	4,139,074	52,164
• Contract withdrawals and transfers to annuity reserves	(23,705)	—	(599,299)	(103,194)	—	(1,185,927)	(22,059)
• Contract transfers	64,238	—	(393,116)	146,158	—	1,260,213	89,258
	120,835	—	(214,723)	755,252	—	4,213,360	119,363
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	—
	—	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	120,835	—	(214,723)	755,252	—	4,213,360	119,363
TOTAL INCREASE (DECREASE) IN NET ASSETS	123,719	—	(173,019)	873,360	—	4,757,307	119,481
NET ASSETS AT DECEMBER 31, 2016	373,841	—	4,621,446	2,941,699	—	14,556,375	246,784
Changes From Operations:
• Net investment income (loss)	2,608	851	1,798	18,425	5,121	(60,618)	1,176
• Net realized gain (loss) on investments	2,547	609	14,400	42,357	469	331,994	(1,668)
• Net change in unrealized appreciation or depreciation on investments	(3,791)	(1,290)	(33,263)	896,932	36,941	4,212,925	2,886
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,364	170	(17,065)	957,714	42,531	4,484,301	2,394
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	69	98,752	921,265	465,859	557,536	4,364,225	—
• Contract withdrawals and transfers to annuity reserves	(12,464)	(5,199)	(716,614)	(187,175)	(780)	(750,181)	(11,605)
• Contract transfers	54,681	—	258,432	(15,774)	50,143	1,433,867	(49,240)
	42,286	93,553	463,083	262,910	606,899	5,047,911	(60,845)
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	—
	—	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	42,286	93,553	463,083	262,910	606,899	5,047,911	(60,845)
TOTAL INCREASE (DECREASE) IN NET ASSETS	43,650	93,723	446,018	1,220,624	649,430	9,532,212	(58,451)
NET ASSETS AT DECEMBER 31, 2017	$417,491	$93,723	$5,067,464	$4,162,323	$649,430	$24,088,587	$188,333

See accompanying notes.

	American Funds U.S. Government/ AAA-Rated Securities Fund - Class 1A Subaccount	BlackRock Global Allocation V.I. Fund - Class I Subaccount	BlackRock Global Allocation V.I. Fund - Class III Subaccount	BlackRock iShares® Alternative Strategies V.I. Fund - Class I Subaccount	BlackRock iShares® Alternative Strategies V.I. Fund - Class III Subaccount	ClearBridge Variable Aggressive Growth Portfolio - Class I Subaccount
NET ASSETS AT JANUARY 1, 2016	$—	$2,832,358	$1,199,215,935	$—	$515,429	$188,486
Changes From Operations:
• Net investment income (loss)	—	29,672	(5,832,544)	225	63,881	513
• Net realized gain (loss) on investments	—	(27,949)	(15,456,759)	42	6,520	8,208
• Net change in unrealized appreciation or depreciation on investments	—	143,258	43,547,748	(52)	(142,572)	(6,504)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	—	144,981	22,258,445	215	(72,171)	2,217
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	432,340	36,887,249	—	2,440,428	24,561
• Contract withdrawals and transfers to annuity reserves	—	(192,090)	(99,272,594)	—	(160,183)	(5,887)
• Contract transfers	—	514,291	(40,244,636)	9,108	605,273	(11,084)
	—	754,541	(102,629,981)	9,108	2,885,518	7,590
Annuity Reserves:
• Annuity Payments	—	—	(33,941)	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	(1,228)	—	—	—
	—	—	(35,169)	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	—	754,541	(102,665,150)	9,108	2,885,518	7,590
TOTAL INCREASE (DECREASE) IN NET ASSETS	—	899,522	(80,406,705)	9,323	2,813,347	9,807
NET ASSETS AT DECEMBER 31, 2016	—	3,731,880	1,118,809,230	9,323	3,328,776	198,293
Changes From Operations:
• Net investment income (loss)	961	35,532	(4,878,875)	348	57,959	507
• Net realized gain (loss) on investments	199	56,170	14,905,930	10	7,425	15,866
• Net change in unrealized appreciation or depreciation on investments	(1,406)	430,758	116,290,099	946	327,006	19,665
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(246)	522,460	126,317,154	1,304	392,390	36,038
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	957,209	749,432	38,755,867	4,288	548,620	89,985
• Contract withdrawals and transfers to annuity reserves	(1,492)	(119,887)	(106,420,846)	(10)	(178,684)	(1,290)
• Contract transfers	(662,553)	81,836	(30,852,441)	49	354,098	(13,431)
	293,164	711,381	(98,517,420)	4,327	724,034	75,264
Annuity Reserves:
• Annuity Payments	—	—	(41,718)	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	(260)	—	—	—
	—	—	(41,978)	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	293,164	711,381	(98,559,398)	4,327	724,034	75,264
TOTAL INCREASE (DECREASE) IN NET ASSETS	292,918	1,233,841	27,757,756	5,631	1,116,424	111,302
NET ASSETS AT DECEMBER 31, 2017	$292,918	$4,965,721	$1,146,566,986	$14,954	$4,445,200	$309,595

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2016 and 2017

	ClearBridge Variable Aggressive Growth Portfolio - Class II Subaccount	ClearBridge Variable Large Cap Growth Portfolio - Class I Subaccount	ClearBridge Variable Large Cap Growth Portfolio - Class II Subaccount	ClearBridge Variable Mid Cap Portfolio - Class I Subaccount	ClearBridge Variable Mid Cap Portfolio - Class II Subaccount	Columbia VP Commodity Strategy Fund - Class 1 Subaccount	Columbia VP Commodity Strategy Fund - Class 2 Subaccount
NET ASSETS AT JANUARY 1, 2016	$17,765,237	$—	$—	$176,720	$17,287,110	$—	$—
Changes From Operations:
• Net investment income (loss)	(132,256)	—	—	1,035	(175,871)	—	—
• Net realized gain (loss) on investments	364,106	—	—	3,137	96,604	—	—
• Net change in unrealized appreciation or depreciation on investments	(218,229)	—	—	11,770	1,704,246	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	13,621	—	—	15,942	1,624,979	—	—
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	2,488,290	—	—	45,476	4,131,000	—	—
• Contract withdrawals and transfers to annuity reserves	(962,717)	—	—	(21,570)	(1,129,321)	—	—
• Contract transfers	(251,417)	—	—	97,053	(335,148)	—	—
	1,274,156	—	—	120,959	2,666,531	—	—
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	—
	—	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	1,274,156	—	—	120,959	2,666,531	—	—
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,287,777	—	—	136,901	4,291,510	—	—
NET ASSETS AT DECEMBER 31, 2016	19,053,014	—	—	313,621	21,578,620	—	—
Changes From Operations:
• Net investment income (loss)	(192,719)	142	(42,168)	(253)	(298,385)	548	5,974
• Net realized gain (loss) on investments	1,207,903	14,247	602,620	27,508	1,919,792	(36)	4
• Net change in unrealized appreciation or depreciation on investments	1,794,484	10,454	254,057	18,975	1,134,157	3,133	14,410
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,809,668	24,843	814,509	46,230	2,755,564	3,645	20,388
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	1,787,264	190,566	6,386,856	118,010	5,002,908	11,425	152,622
• Contract withdrawals and transfers to annuity reserves	(1,177,575)	(635)	(182,482)	(14,812)	(1,216,319)	(50)	(3,735)
• Contract transfers	(216,504)	121,311	6,871,570	70,143	3,143,299	150,032	321,299
	393,185	311,242	13,075,944	173,341	6,929,888	161,407	470,186
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	—
	—	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	393,185	311,242	13,075,944	173,341	6,929,888	161,407	470,186
TOTAL INCREASE (DECREASE) IN NET ASSETS	3,202,853	336,085	13,890,453	219,571	9,685,452	165,052	490,574
NET ASSETS AT DECEMBER 31, 2017	$22,255,867	$336,085	$13,890,453	$533,192	$31,264,072	$165,052	$490,574
See accompanying notes.

	Columbia VP Emerging Markets Bond Fund - Class 1 Subaccount	Columbia VP Emerging Markets Bond Fund - Class 2 Subaccount	Columbia VP Strategic Income Fund - Class 1 Subaccount	Columbia VP Strategic Income Fund - Class 2 Subaccount	Delaware VIP® Diversified Income Series - Service Class Subaccount	Delaware VIP® Diversified Income Series - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2016	$—	$—	$—	$—	$1,691,750,437	$3,257,476
Changes From Operations:
• Net investment income (loss)	—	—	—	—	25,974,775	85,451
• Net realized gain (loss) on investments	—	—	—	—	(4,380,391)	(12,534)
• Net change in unrealized appreciation or depreciation on investments	—	—	—	—	4,597,903	10,210
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	—	—	—	—	26,192,287	83,127
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	—	—	—	61,281,961	1,284,848
• Contract withdrawals and transfers to annuity reserves	—	—	—	—	(137,084,284)	(103,879)
• Contract transfers	—	—	—	—	122,596,344	(2,164)
	—	—	—	—	46,794,021	1,178,805
Annuity Reserves:
• Annuity Payments	—	—	—	—	(55,225)	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	2,743	—
	—	—	—	—	(52,482)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	—	—	—	—	46,741,539	1,178,805
TOTAL INCREASE (DECREASE) IN NET ASSETS	—	—	—	—	72,933,826	1,261,932
NET ASSETS AT DECEMBER 31, 2016	—	—	—	—	1,764,684,263	4,519,408
Changes From Operations:
• Net investment income (loss)	4,965	17,108	(2)	22,758	15,321,243	99,828
• Net realized gain (loss) on investments	1,340	1,117	211	574	(1,945,913)	(16,389)
• Net change in unrealized appreciation or depreciation on investments	(3,633)	8,108	—	17,588	46,289,784	151,770
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,672	26,333	209	40,920	59,665,114	235,209
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	245,738	794,635	—	2,177,182	92,279,011	1,262,724
• Contract withdrawals and transfers to annuity reserves	(2,849)	(11,073)	(61)	(83,843)	(166,223,824)	(365,939)
• Contract transfers	10,535	353,606	(148)	787,762	265,310,891	887,049
	253,424	1,137,168	(209)	2,881,101	191,366,078	1,783,834
Annuity Reserves:
• Annuity Payments	—	—	—	—	(57,132)	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	(2,467)	—
	—	—	—	—	(59,599)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	253,424	1,137,168	(209)	2,881,101	191,306,479	1,783,834
TOTAL INCREASE (DECREASE) IN NET ASSETS	256,096	1,163,501	—	2,922,021	250,971,593	2,019,043
NET ASSETS AT DECEMBER 31, 2017	$256,096	$1,163,501	$—	$2,922,021	$2,015,655,856	$6,538,451

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2016 and 2017

	Delaware VIP® Emerging Markets Series - Service Class Subaccount	Delaware VIP® Emerging Markets Series - Standard Class Subaccount	Delaware VIP® High Yield Series - Service Class Subaccount	Delaware VIP® High Yield Series - Standard Class Subaccount	Delaware VIP® International Value Equity Series - Standard Class Subaccount	Delaware VIP® Limited-Term Diversified Income Series - Service Class Subaccount	Delaware VIP® Limited-Term Diversified Income Series - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2016	$277,740,382	$—	$141,996,806	$3,371,137	$151,785	$1,323,115,458	$1,136,777
Changes From Operations:
• Net investment income (loss)	(2,170,846)	(382)	7,468,485	315,795	574	711,649	4,681
• Net realized gain (loss) on investments	(379,247)	446	(4,983,001)	(46,020)	(6,609)	(1,519,352)	113
• Net change in unrealized appreciation or depreciation on investments	34,790,778	21,520	12,216,340	351,383	9,239	5,812,521	4,588
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	32,240,685	21,584	14,701,824	621,158	3,204	5,004,818	9,382
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	4,409,529	192,389	3,625,786	2,605	111	42,359,091	31,029
• Contract withdrawals and transfers to annuity reserves	(23,390,028)	(817)	(19,865,857)	(618,836)	(34,603)	(113,431,669)	(94,510)
• Contract transfers	(15,065,653)	30,151	(254,457)	1,953,533	322	17,199,396	33,105
	(34,046,152)	221,723	(16,494,528)	1,337,302	(34,170)	(53,873,182)	(30,376)
Annuity Reserves:
• Annuity Payments	(12,338)	—	(25,598)	(274)	—	(57,009)	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	689	103	—	(6,402)	—
	(12,338)	—	(24,909)	(171)	—	(63,411)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(34,058,490)	221,723	(16,519,437)	1,337,131	(34,170)	(53,936,593)	(30,376)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,817,805)	243,307	(1,817,613)	1,958,289	(30,966)	(48,931,775)	(20,994)
NET ASSETS AT DECEMBER 31, 2016	275,922,577	243,307	140,179,193	5,329,426	120,819	1,274,183,683	1,115,783
Changes From Operations:
• Net investment income (loss)	(3,969,471)	490	5,630,714	126,798	204	5,711,577	10,950
• Net realized gain (loss) on investments	11,831,175	37,133	(1,823,315)	11,308	(743)	(1,240,125)	(97)
• Net change in unrealized appreciation or depreciation on investments	93,073,292	78,683	3,579,194	45,351	25,113	2,665,016	562
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	100,934,996	116,306	7,386,593	183,457	24,574	7,136,468	11,415
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	9,638,500	58,174	923,342	24,356	124	32,285,633	252,416
• Contract withdrawals and transfers to annuity reserves	(31,244,909)	(19,817)	(17,169,191)	(331,728)	(27,187)	(116,971,059)	(119,256)
• Contract transfers	(14,559,042)	124,730	(2,211,274)	(2,319,116)	114	65,634,562	185,708
	(36,165,451)	163,087	(18,457,123)	(2,626,488)	(26,949)	(19,050,864)	318,868
Annuity Reserves:
• Annuity Payments	(16,826)	—	(31,702)	(288)	—	(90,852)	—
• Receipt (reimbursement) of mortality guarantee adjustments	(26)	—	2,518	123	—	18,222	—
	(16,852)	—	(29,184)	(165)	—	(72,630)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(36,182,303)	163,087	(18,486,307)	(2,626,653)	(26,949)	(19,123,494)	318,868
TOTAL INCREASE (DECREASE) IN NET ASSETS	64,752,693	279,393	(11,099,714)	(2,443,196)	(2,375)	(11,987,026)	330,283
NET ASSETS AT DECEMBER 31, 2017	$340,675,270	$522,700	$129,079,479	$2,886,230	$118,444	$1,262,196,657	$1,446,066

See accompanying notes.

	Delaware VIP® REIT Series - Service Class Subaccount	Delaware VIP® REIT Series - Standard Class Subaccount	Delaware VIP® Small Cap Value Series - Service Class Subaccount	Delaware VIP® Small Cap Value Series - Standard Class Subaccount	Delaware VIP® Smid Cap Core Series - Service Class Subaccount	Delaware VIP® Smid Cap Core Series - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2016	$163,379,321	$3,944,404	$301,130,775	$6,367,026	$170,242,554	$7,913,109
Changes From Operations:
• Net investment income (loss)	(1,021,792)	8,760	(2,884,452)	(26,718)	(2,779,557)	(87,511)
• Net realized gain (loss) on investments	15,093,308	497,041	32,949,544	801,762	23,334,329	1,179,131
• Net change in unrealized appreciation or depreciation on investments	(8,247,035)	(330,342)	54,875,203	968,184	(10,147,871)	(613,493)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	5,824,481	175,459	84,940,295	1,743,228	10,406,901	478,127
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	8,418,695	63,101	10,203,064	180,813	7,335,931	90,821
• Contract withdrawals and transfers to annuity reserves	(15,405,771)	(595,541)	(29,573,599)	(960,051)	(15,593,418)	(850,667)
• Contract transfers	9,567,184	(104,078)	(2,372,148)	7,430	4,543,487	(242,588)
	2,580,108	(636,518)	(21,742,683)	(771,808)	(3,714,000)	(1,002,434)
Annuity Reserves:
• Annuity Payments	(31,635)	(22,441)	(14,045)	(1,340)	(24,676)	(7,029)
• Receipt (reimbursement) of mortality guarantee adjustments	4,275	693	63	130	(3,218)	55
	(27,360)	(21,748)	(13,982)	(1,210)	(27,894)	(6,974)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	2,552,748	(658,266)	(21,756,665)	(773,018)	(3,741,894)	(1,009,408)
TOTAL INCREASE (DECREASE) IN NET ASSETS	8,377,229	(482,807)	63,183,630	970,210	6,665,007	(531,281)
NET ASSETS AT DECEMBER 31, 2016	171,756,550	3,461,597	364,314,405	7,337,236	176,907,561	7,381,828
Changes From Operations:
• Net investment income (loss)	(423,787)	9,141	(3,696,869)	(36,234)	(2,799,851)	(77,271)
• Net realized gain (loss) on investments	23,040,912	302,155	24,849,570	1,907,924	15,202,735	720,191
• Net change in unrealized appreciation or depreciation on investments	(23,180,826)	(302,061)	15,395,766	(1,155,318)	15,666,589	486,967
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(563,701)	9,235	36,548,467	716,372	28,069,473	1,129,887
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	5,558,757	217,472	30,489,090	99,378	6,619,701	80,924
• Contract withdrawals and transfers to annuity reserves	(16,476,756)	(476,363)	(34,575,989)	(734,416)	(17,562,145)	(853,557)
• Contract transfers	(5,001,504)	(59,133)	3,146,603	(214,801)	(4,993,550)	(480,022)
	(15,919,503)	(318,024)	(940,296)	(849,839)	(15,935,994)	(1,252,655)
Annuity Reserves:
• Annuity Payments	(45,037)	(24,775)	(21,855)	(1,595)	(33,044)	(11,674)
• Receipt (reimbursement) of mortality guarantee adjustments	4,140	(363)	(2,952)	168	(1,350)	(1,315)
	(40,897)	(25,138)	(24,807)	(1,427)	(34,394)	(12,989)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(15,960,400)	(343,162)	(965,103)	(851,266)	(15,970,388)	(1,265,644)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(16,524,101)	(333,927)	35,583,364	(134,894)	12,099,085	(135,757)
NET ASSETS AT DECEMBER 31, 2017	$155,232,449	$3,127,670	$399,897,769	$7,202,342	$189,006,646	$7,246,071

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2016 and 2017

	Delaware VIP® U.S. Growth Series - Service Class Subaccount	Delaware VIP® U.S. Growth Series - Standard Class Subaccount	Delaware VIP® Value Series - Service Class Subaccount	Delaware VIP® Value Series - Standard Class Subaccount	Deutsche Alternative Asset Allocation VIP Portfolio - Class A Subaccount	Deutsche Alternative Asset Allocation VIP Portfolio - Class B Subaccount	Deutsche Equity 500 Index VIP Portfolio - Class A Subaccount
NET ASSETS AT JANUARY 1, 2016	$351,628,194	$—	$262,215,467	$6,159,729	$920,543	$53,959,007	$6,242,087
Changes From Operations:
• Net investment income (loss)	(2,381,922)	—	53,580	32,834	11,445	170,190	28,314
• Net realized gain (loss) on investments	93,804,790	—	34,287,578	766,369	(6,755)	(516,731)	711,099
• Net change in unrealized appreciation or depreciation on investments	(113,936,702)	—	(745,188)	(11,890)	34,645	2,053,463	(181,894)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(22,513,834)	—	33,595,970	787,313	39,335	1,706,922	557,519
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	3,364,119	—	11,131,069	82,954	79,763	2,401,099	18,147
• Contract withdrawals and transfers to annuity reserves	(24,549,725)	—	(27,445,068)	(375,709)	(64,383)	(3,759,650)	(714,006)
• Contract transfers	1,486,254	—	34,494,438	276,087	47,898	(961,306)	(117,528)
	(19,699,352)	—	18,180,439	(16,668)	63,278	(2,319,857)	(813,387)
Annuity Reserves:
• Annuity Payments	(4,751)	—	(19,021)	(11,697)	—	(3,396)	(943)
• Receipt (reimbursement) of mortality guarantee adjustments	413	—	473	(954)	—	86	519
	(4,338)	—	(18,548)	(12,651)	—	(3,310)	(424)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(19,703,690)	—	18,161,891	(29,319)	63,278	(2,323,167)	(813,811)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(42,217,524)	—	51,757,861	757,994	102,613	(616,245)	(256,292)
NET ASSETS AT DECEMBER 31, 2016	309,410,670	—	313,973,328	6,917,723	1,023,156	53,342,762	5,985,795
Changes From Operations:
• Net investment income (loss)	(3,718,939)	(44)	(541,648)	16,383	13,818	220,680	10,110
• Net realized gain (loss) on investments	6,438,044	2,619	23,412,570	2,015,608	(2,353)	(152,904)	1,074,984
• Net change in unrealized appreciation or depreciation on investments	74,446,430	—	11,604,839	(1,245,316)	55,784	2,734,881	(27,046)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	77,165,535	2,575	34,475,761	786,675	67,249	2,802,657	1,058,048
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	4,150,401	—	13,699,553	222,221	41,604	1,170,488	14,503
• Contract withdrawals and transfers to annuity reserves	(28,356,601)	—	(33,161,120)	(862,918)	(111,802)	(4,349,303)	(1,338,242)
• Contract transfers	(32,988,683)	(2,575)	(13,479,167)	(203,755)	243,572	1,859,656	82,541
	(57,194,883)	(2,575)	(32,940,734)	(844,452)	173,374	(1,319,159)	(1,241,198)
Annuity Reserves:
• Annuity Payments	(13,752)	—	(35,724)	—	—	(3,380)	(1,067)
• Receipt (reimbursement) of mortality guarantee adjustments	(151)	—	9,379	—	—	103	605
	(13,903)	—	(26,345)	—	—	(3,277)	(462)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(57,208,786)	(2,575)	(32,967,079)	(844,452)	173,374	(1,322,436)	(1,241,660)
TOTAL INCREASE (DECREASE) IN NET ASSETS	19,956,749	—	1,508,682	(57,777)	240,623	1,480,221	(183,612)
NET ASSETS AT DECEMBER 31, 2017	$329,367,419	$—	$315,482,010	$6,859,946	$1,263,779	$54,822,983	$5,802,183

See accompanying notes.

	Deutsche Small Cap Index VIP Portfolio - Class A Subaccount	Eaton Vance VT Floating-Rate Income Fund - ADV Class Subaccount	Eaton Vance VT Floating-Rate Income Fund - Initial Class Subaccount	Fidelity® VIP Contrafund® Portfolio - Initial Class Subaccount	Fidelity® VIP Contrafund® Portfolio - Service Class 2 Subaccount	Fidelity® VIP Equity-Income Portfolio - Service Class 2 Subaccount
NET ASSETS AT JANUARY 1, 2016	$3,512,931	$2,053,882	$6,754,584	$288,974	$1,042,372,893	$—
Changes From Operations:
• Net investment income (loss)	(15,184)	70,883	187,215	3,865	(10,198,053)	(2)
• Net realized gain (loss) on investments	337,327	(1,238)	(32,294)	24,793	102,553,821	76
• Net change in unrealized appreciation or depreciation on investments	281,228	110,400	453,016	24,501	(33,661,114)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	603,371	180,045	607,937	53,159	58,694,654	74
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	22,515	1,005	1,679,705	933,631	23,942,895	2
• Contract withdrawals and transfers to annuity reserves	(372,611)	(6,796)	(1,265,546)	(5,716)	(91,217,794)	(76)
• Contract transfers	(143,102)	(90)	3,749,055	71,917	(16,989,026)	—
	(493,198)	(5,881)	4,163,214	999,832	(84,263,925)	(74)
Annuity Reserves:
• Annuity Payments	—	—	—	—	(42,055)	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	4,058	—
	—	—	—	—	(37,997)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(493,198)	(5,881)	4,163,214	999,832	(84,301,922)	(74)
TOTAL INCREASE (DECREASE) IN NET ASSETS	110,173	174,164	4,771,151	1,052,991	(25,607,268)	—
NET ASSETS AT DECEMBER 31, 2016	3,623,104	2,228,046	11,525,735	1,341,965	1,016,765,625	—
Changes From Operations:
• Net investment income (loss)	(22,945)	91,129	304,078	10,113	(9,096,131)	—
• Net realized gain (loss) on investments	298,992	1,792	80,538	96,848	94,067,197	—
• Net change in unrealized appreciation or depreciation on investments	139,284	(852)	(77,092)	199,624	107,502,765	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	415,331	92,069	307,524	306,585	192,473,831	—
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	21,784	1,016,517	4,527,012	157,329	55,115,727	—
• Contract withdrawals and transfers to annuity reserves	(433,116)	(14,501)	(2,365,046)	(111,025)	(109,674,557)	—
• Contract transfers	12,569	220,295	3,396,945	59,901	(20,707,284)	—
	(398,763)	1,222,311	5,558,911	106,205	(75,266,114)	—
Annuity Reserves:
• Annuity Payments	—	—	—	—	(48,999)	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	(973)	—
	—	—	—	—	(49,972)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(398,763)	1,222,311	5,558,911	106,205	(75,316,086)	—
TOTAL INCREASE (DECREASE) IN NET ASSETS	16,568	1,314,380	5,866,435	412,790	117,157,745	—
NET ASSETS AT DECEMBER 31, 2017	$3,639,672	$3,542,426	$17,392,170	$1,754,755	$1,133,923,370	$—

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2016 and 2017

	Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2 Subaccount	Fidelity® VIP Growth Portfolio - Initial Class Subaccount	Fidelity® VIP Growth Portfolio - Service Class 2 Subaccount	Fidelity® VIP Mid Cap Portfolio - Initial Class Subaccount	Fidelity® VIP Mid Cap Portfolio - Service Class 2 Subaccount	Fidelity® VIP Overseas Portfolio - Service Class 2 Subaccount	Fidelity® VIP Strategic Income Portfolio - Initial Class Subaccount
NET ASSETS AT JANUARY 1, 2016	$—	$5,172,442	$165,705,481	$629,561	$502,064,436	$—	$169,676
Changes From Operations:
• Net investment income (loss)	—	(62,357)	(2,671,246)	1,144	(6,420,333)	(5)	15,059
• Net realized gain (loss) on investments	—	755,973	19,516,021	25,368	30,857,092	315	76
• Net change in unrealized appreciation or depreciation on investments	—	(752,822)	(18,692,405)	68,771	25,293,200	—	199
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	—	(59,206)	(1,847,630)	95,283	49,729,959	310	15,334
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	137,948	10,555,658	526,428	14,029,997	124	41,119
• Contract withdrawals and transfers to annuity reserves	—	(487,895)	(14,556,119)	(9,440)	(42,145,676)	(914)	(757)
• Contract transfers	—	(807,338)	1,493,497	(99,410)	(5,161,775)	480	232,885
	—	(1,157,285)	(2,506,964)	417,578	(33,277,454)	(310)	273,247
Annuity Reserves:
• Annuity Payments	—	—	(5,837)	—	(14,580)	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	(131)	—	(951)	—	—
	—	—	(5,968)	—	(15,531)	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	—	(1,157,285)	(2,512,932)	417,578	(33,292,985)	(310)	273,247
TOTAL INCREASE (DECREASE) IN NET ASSETS	—	(1,216,491)	(4,360,562)	512,861	16,436,974	—	288,581
NET ASSETS AT DECEMBER 31, 2016	—	3,955,951	161,344,919	1,142,422	518,501,410	—	458,257
Changes From Operations:
• Net investment income (loss)	7,141	(52,008)	(3,049,957)	5,472	(6,007,241)	(2)	16,612
• Net realized gain (loss) on investments	64,912	1,758,646	22,377,699	67,308	34,487,556	(3)	7,139
• Net change in unrealized appreciation or depreciation on investments	244,080	(419,720)	33,985,186	205,732	65,926,138	—	14,001
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	316,133	1,286,918	53,312,928	278,512	94,406,453	(5)	37,752
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	5,193,815	254,684	11,601,756	485,923	28,796,121	53	143,692
• Contract withdrawals and transfers to annuity reserves	(117,953)	(568,636)	(16,397,117)	(60,150)	(52,203,552)	(54)	(10,051)
• Contract transfers	666,546	4,396	12,055,741	49,796	(6,260,596)	6	(24,220)
	5,742,408	(309,556)	7,260,380	475,569	(29,668,027)	5	109,421
Annuity Reserves:
• Annuity Payments	—	—	(5,259)	—	(23,452)	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	1,253	—	(2,199)	—	—
	—	—	(4,006)	—	(25,651)	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	5,742,408	(309,556)	7,256,374	475,569	(29,693,678)	5	109,421
TOTAL INCREASE (DECREASE) IN NET ASSETS	6,058,541	977,362	60,569,302	754,081	64,712,775	—	147,173
NET ASSETS AT DECEMBER 31, 2017	$6,058,541	$4,933,313	$221,914,221	$1,896,503	$583,214,185	$—	$605,430

See accompanying notes.

	Fidelity® VIP Strategic Income Portfolio - Service Class 2 Subaccount	First Trust Dorsey Wright Tactical Core Portfolio - Class I Subaccount	First Trust Multi Income Allocation Portfolio - Class I Subaccount	First Trust Multi Income Allocation Portfolio - Class II Subaccount	First Trust/ Dow Jones Dividend & Income Allocation Portfolio - Class I Subaccount	First Trust/ Dow Jones Dividend & Income Allocation Portfolio - Class II Subaccount
NET ASSETS AT JANUARY 1, 2016	$1,905,317	$—	$2,903,830	$—	$8,848,494	$5,917
Changes From Operations:
• Net investment income (loss)	203,136	627	47,061	680	(24,521)	49
• Net realized gain (loss) on investments	15,727	87,132	4,191	—	380,208	121
• Net change in unrealized appreciation or depreciation on investments	19,637	10,575	232,091	189	851,337	443
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	238,500	98,334	283,343	869	1,207,024	613
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	3,549,908	1,344,932	1,451,400	—	4,878,354	—
• Contract withdrawals and transfers to annuity reserves	(147,691)	(40,807)	(243,443)	—	(979,311)	—
• Contract transfers	2,308,410	525,708	683,007	48,495	2,775,717	(394)
	5,710,627	1,829,833	1,890,964	48,495	6,674,760	(394)
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	5,710,627	1,829,833	1,890,964	48,495	6,674,760	(394)
TOTAL INCREASE (DECREASE) IN NET ASSETS	5,949,127	1,928,167	2,174,307	49,364	7,881,784	219
NET ASSETS AT DECEMBER 31, 2016	7,854,444	1,928,167	5,078,137	49,364	16,730,278	6,136
Changes From Operations:
• Net investment income (loss)	296,806	(16,994)	70,702	1,001	128,983	1,588
• Net realized gain (loss) on investments	183,195	78,134	35,050	135	3,971,665	7,440
• Net change in unrealized appreciation or depreciation on investments	150,088	418,053	133,531	1,489	1,926,901	(6,066)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	630,089	479,193	239,283	2,625	6,027,549	2,962
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	6,437,621	1,887,088	559,176	—	28,062,132	21,484
• Contract withdrawals and transfers to annuity reserves	(1,343,171)	(82,255)	(540,373)	(2,932)	(4,259,347)	(274)
• Contract transfers	1,992,141	585,295	255,014	—	39,627,099	160,150
	7,086,591	2,390,128	273,817	(2,932)	63,429,884	181,360
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	7,086,591	2,390,128	273,817	(2,932)	63,429,884	181,360
TOTAL INCREASE (DECREASE) IN NET ASSETS	7,716,680	2,869,321	513,100	(307)	69,457,433	184,322
NET ASSETS AT DECEMBER 31, 2017	$15,571,124	$4,797,488	$5,591,237	$49,057	$86,187,711	$190,458

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2016 and 2017

	Franklin Founding Funds Allocation VIP Fund - Class 4 Subaccount	Franklin Income VIP Fund - Class 1 Subaccount	Franklin Income VIP Fund - Class 2 Subaccount	Franklin Income VIP Fund - Class 4 Subaccount	Franklin Mutual Shares VIP Fund - Class 1 Subaccount	Franklin Mutual Shares VIP Fund - Class 2 Subaccount	Franklin Mutual Shares VIP Fund - Class 4 Subaccount
NET ASSETS AT JANUARY 1, 2016	$3,901,773	$56,787	$546,576,674	$16,724,357	$42,696	$722,209,227	$3,439,996
Changes From Operations:
• Net investment income (loss)	120,485	3,516	18,749,767	712,454	10,846	5,559,327	28,444
• Net realized gain (loss) on investments	122,517	12	(3,693,202)	(182,465)	41,417	73,019,028	276,316
• Net change in unrealized appreciation or depreciation on investments	362,254	7,138	48,871,536	2,037,405	24,069	20,827,938	319,623
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	605,256	10,666	63,928,101	2,567,394	76,332	99,406,293	624,383
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	1,586,159	37,500	14,173,202	3,274,204	538,579	7,631,659	1,700,307
• Contract withdrawals and transfers to annuity reserves	(182,064)	—	(49,976,187)	(1,343,291)	(2,236)	(56,883,306)	(235,833)
• Contract transfers	350,948	(236)	(3,303,230)	3,774,030	(18,321)	(39,357,432)	(25,673)
	1,755,043	37,264	(39,106,215)	5,704,943	518,022	(88,609,079)	1,438,801
Annuity Reserves:
• Annuity Payments	—	—	(49,322)	—	—	(26,738)	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	(514)	—	—	(807)	—
	—	—	(49,836)	—	—	(27,545)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	1,755,043	37,264	(39,156,051)	5,704,943	518,022	(88,636,624)	1,438,801
TOTAL INCREASE (DECREASE) IN NET ASSETS	2,360,299	47,930	24,772,050	8,272,337	594,354	10,769,669	2,063,184
NET ASSETS AT DECEMBER 31, 2016	6,262,072	104,717	571,348,724	24,996,694	637,050	732,978,896	5,503,180
Changes From Operations:
• Net investment income (loss)	91,455	4,974	14,911,105	898,908	17,000	7,456,572	118,534
• Net realized gain (loss) on investments	318,764	886	4,135,012	149,836	33,377	47,831,739	513,615
• Net change in unrealized appreciation or depreciation on investments	321,465	6,101	25,122,118	1,774,167	8,304	(5,344,816)	3,281
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	731,684	11,961	44,168,235	2,822,911	58,681	49,943,495	635,430
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	1,326,046	45,000	4,698,370	19,962,287	167,856	4,294,031	8,646,413
• Contract withdrawals and transfers to annuity reserves	(630,007)	(103)	(55,175,224)	(2,367,073)	(29,379)	(61,902,895)	(467,396)
• Contract transfers	422,326	1,033	2,956,242	6,284,602	26,264	3,542,060	2,166,695
	1,118,365	45,930	(47,520,612)	23,879,816	164,741	(54,066,804)	10,345,712
Annuity Reserves:
• Annuity Payments	—	—	(55,525)	(296)	—	(37,728)	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	(158)	491	—	(1,261)	—
	—	—	(55,683)	195	—	(38,989)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	1,118,365	45,930	(47,576,295)	23,880,011	164,741	(54,105,793)	10,345,712
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,850,049	57,891	(3,408,060)	26,702,922	223,422	(4,162,298)	10,981,142
NET ASSETS AT DECEMBER 31, 2017	$8,112,121	$162,608	$567,940,664	$51,699,616	$860,472	$728,816,598	$16,484,322
See accompanying notes.

	Franklin Rising Dividends VIP Fund - Class 1 Subaccount	Franklin Rising Dividends VIP Fund - Class 4 Subaccount	Franklin Small Cap Value VIP Fund - Class 1 Subaccount	Franklin Small Cap Value VIP Fund - Class 4 Subaccount	Franklin Small-Mid Cap Growth VIP Fund - Class 1 Subaccount	Franklin Small-Mid Cap Growth VIP Fund - Class 2 Subaccount
NET ASSETS AT JANUARY 1, 2016	$403,470	$8,143,641	$273,520	$2,302,665	$5,227	$—
Changes From Operations:
• Net investment income (loss)	5,334	1,668	1,999	(21,171)	(268)	(31)
• Net realized gain (loss) on investments	50,794	1,096,722	44,505	431,071	5,065	728
• Net change in unrealized appreciation or depreciation on investments	13,345	350,516	38,357	582,656	(2,447)	62
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	69,473	1,448,906	84,861	992,556	2,350	759
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	46,079	3,893,023	13,296	1,355,149	39,179	9
• Contract withdrawals and transfers to annuity reserves	(37,972)	(466,206)	(3,191)	(112,216)	(668)	(768)
• Contract transfers	167,647	2,990,073	14,105	1,425,515	153,724	—
	175,754	6,416,890	24,210	2,668,448	192,235	(759)
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	175,754	6,416,890	24,210	2,668,448	192,235	(759)
TOTAL INCREASE (DECREASE) IN NET ASSETS	245,227	7,865,796	109,071	3,661,004	194,585	—
NET ASSETS AT DECEMBER 31, 2016	648,697	16,009,437	382,591	5,963,669	199,812	—
Changes From Operations:
• Net investment income (loss)	8,829	51,768	1,996	(49,175)	(961)	—
• Net realized gain (loss) on investments	23,696	731,310	36,929	451,529	25,467	—
• Net change in unrealized appreciation or depreciation on investments	88,884	2,527,668	21,527	186,005	18,197	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	121,409	3,310,746	60,452	588,359	42,703	—
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	11,151	3,537,832	155,473	1,021,100	12,646	—
• Contract withdrawals and transfers to annuity reserves	(96,232)	(1,311,232)	(1,693)	(183,422)	(47,714)	—
• Contract transfers	8,154	970,766	19,585	(188,973)	27,511	—
	(76,927)	3,197,366	173,365	648,705	(7,557)	—
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(76,927)	3,197,366	173,365	648,705	(7,557)	—
TOTAL INCREASE (DECREASE) IN NET ASSETS	44,482	6,508,112	233,817	1,237,064	35,146	—
NET ASSETS AT DECEMBER 31, 2017	$693,179	$22,517,549	$616,408	$7,200,733	$234,958	$—

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2016 and 2017

	Franklin Small-Mid Cap Growth VIP Fund - Class 4 Subaccount	Goldman Sachs VIT Government Money Market Fund - Institutional Shares Subaccount	Goldman Sachs VIT Government Money Market Fund - Service Shares Subaccount	Goldman Sachs VIT Large Cap Value Fund - Service Shares Subaccount	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares Subaccount	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Institutional Shares Subaccount	Goldman Sachs VIT Strategic Income Fund - Advisor Shares Subaccount
NET ASSETS AT JANUARY 1, 2016	$2,101,188	$829,040	$35,943,941	$152,745,824	$2,503,876	$28,443	$3,727,127
Changes From Operations:
• Net investment income (loss)	(28,631)	(1,510)	(475,154)	1,333,677	(10,373)	471	40,654
• Net realized gain (loss) on investments	136,799	—	—	770,764	(74,469)	(790)	(43,287)
• Net change in unrealized appreciation or depreciation on investments	(28,089)	—	—	13,078,399	67,159	699	(1,237)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	80,079	(1,510)	(475,154)	15,182,840	(17,683)	380	(3,870)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	736,143	5,807,435	33,869,585	1,328,362	495,061	3,244	836,389
• Contract withdrawals and transfers to annuity reserves	(222,818)	(33,174)	(12,745,990)	(10,913,281)	(156,009)	—	(163,478)
• Contract transfers	543,271	(5,167,495)	(9,127,302)	(5,632,942)	(264,117)	24,541	662,402
	1,056,596	606,766	11,996,293	(15,217,861)	74,935	27,785	1,335,313
Annuity Reserves:
• Annuity Payments	(1,576)	—	—	(2,152)	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	67	—	—	—	—	—	—
	(1,509)	—	—	(2,152)	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	1,055,087	606,766	11,996,293	(15,220,013)	74,935	27,785	1,335,313
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,135,166	605,256	11,521,139	(37,173)	57,252	28,165	1,331,443
NET ASSETS AT DECEMBER 31, 2016	3,236,354	1,434,296	47,465,080	152,708,651	2,561,128	56,608	5,058,570
Changes From Operations:
• Net investment income (loss)	(54,913)	2,402	(227,352)	652,539	19,590	1,980	(23,196)
• Net realized gain (loss) on investments	408,334	—	—	27,228,401	(7,207)	(161)	(38,391)
• Net change in unrealized appreciation or depreciation on investments	438,500	—	—	(15,406,739)	79,095	1,499	(112,430)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	791,921	2,402	(227,352)	12,474,201	91,478	3,318	(174,017)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	1,469,308	744	324,821	751,313	137,875	49,944	472,070
• Contract withdrawals and transfers to annuity reserves	(337,330)	(141,472)	(6,426,634)	(12,069,791)	(110,487)	(2,350)	(993,864)
• Contract transfers	303,403	(839,896)	(6,157,285)	505,580	(252,033)	(169)	516,971
	1,435,381	(980,624)	(12,259,098)	(10,812,898)	(224,645)	47,425	(4,823)
Annuity Reserves:
• Annuity Payments	(1,732)	—	—	(5,513)	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	86	—	—	(829)	—	—	—
	(1,646)	—	—	(6,342)	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	1,433,735	(980,624)	(12,259,098)	(10,819,240)	(224,645)	47,425	(4,823)
TOTAL INCREASE (DECREASE) IN NET ASSETS	2,225,656	(978,222)	(12,486,450)	1,654,961	(133,167)	50,743	(178,840)
NET ASSETS AT DECEMBER 31, 2017	$5,462,010	$456,074	$34,978,630	$154,363,612	$2,427,961	$107,351	$4,879,730

See accompanying notes.

	Goldman Sachs VIT Strategic Income Fund - Institutional Shares Subaccount	Guggenheim VT Long Short Equity Subaccount	Guggenheim VT Multi-Hedge Strategies Subaccount	Hartford Capital Appreciation HLS Fund - Class IA Subaccount	Hartford Capital Appreciation HLS Fund - Class IC Subaccount	Invesco V.I. American Franchise Fund - Series I Shares Subaccount
NET ASSETS AT JANUARY 1, 2016	$—	$3,484,473	$3,504,194	$79,900	$6,107,986	$2,552,845
Changes From Operations:
• Net investment income (loss)	243	(36,850)	(42,468)	586	(31,215)	(34,655)
• Net realized gain (loss) on investments	—	(36,424)	(3,255)	6,790	492,704	283,706
• Net change in unrealized appreciation or depreciation on investments	(106)	46,695	(15,394)	(3,368)	(140,675)	(229,765)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	137	(26,579)	(61,117)	4,008	320,814	19,286
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	460,937	1,050,476	—	2,040,120	29,540
• Contract withdrawals and transfers to annuity reserves	(124)	(330,824)	(377,737)	(2,446)	(231,077)	(148,135)
• Contract transfers	24,543	(204,511)	26,620	—	411,461	3,841
	24,419	(74,398)	699,359	(2,446)	2,220,504	(114,754)
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	24,419	(74,398)	699,359	(2,446)	2,220,504	(114,754)
TOTAL INCREASE (DECREASE) IN NET ASSETS	24,556	(100,977)	638,242	1,562	2,541,318	(95,468)
NET ASSETS AT DECEMBER 31, 2016	24,556	3,383,496	4,142,436	81,462	8,649,304	2,457,377
Changes From Operations:
• Net investment income (loss)	149	(27,666)	(47,808)	674	(57,279)	(36,267)
• Net realized gain (loss) on investments	(11)	27,448	755	862	567,725	357,436
• Net change in unrealized appreciation or depreciation on investments	(703)	476,265	154,511	16,991	1,333,501	280,478
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(565)	476,047	107,458	18,527	1,843,947	601,647
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	341,386	310,441	62	1,227,899	1,284
• Contract withdrawals and transfers to annuity reserves	(1,449)	(240,404)	(170,318)	—	(519,346)	(235,996)
• Contract transfers	—	852,286	317,968	(888)	715,792	(111,998)
	(1,449)	953,268	458,091	(826)	1,424,345	(346,710)
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(1,449)	953,268	458,091	(826)	1,424,345	(346,710)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,014)	1,429,315	565,549	17,701	3,268,292	254,937
NET ASSETS AT DECEMBER 31, 2017	$22,542	$4,812,811	$4,707,985	$99,163	$11,917,596	$2,712,314

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2016 and 2017

	Invesco V.I. American Franchise Fund - Series II Shares Subaccount	Invesco V.I. Balanced-Risk Allocation Fund - Series I Shares Subaccount	Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares Subaccount	Invesco V.I. Comstock Fund - Series I Shares Subaccount	Invesco V.I. Comstock Fund - Series II Shares Subaccount	Invesco V.I. Core Equity Fund - Series I Shares Subaccount	Invesco V.I. Core Equity Fund - Series II Shares Subaccount
NET ASSETS AT JANUARY 1, 2016	$1,394,206	$181,221	$6,040,193	$76,058	$2,250,576	$6,827,267	$1,779,813
Changes From Operations:
• Net investment income (loss)	(21,764)	16	(84,323)	1,452	8,532	(47,819)	(18,290)
• Net realized gain (loss) on investments	146,851	(3,935)	(65,987)	9,136	203,126	684,509	177,180
• Net change in unrealized appreciation or depreciation on investments	(128,922)	23,090	853,995	7,036	241,880	(68,882)	(31,447)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(3,835)	19,171	703,685	17,624	453,538	567,808	127,443
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	5,331	188	3,052,718	37,605	845,091	35,068	3,500
• Contract withdrawals and transfers to annuity reserves	(118,233)	(888)	(722,043)	(1,534)	(141,406)	(521,129)	(198,192)
• Contract transfers	(15,427)	(20,223)	2,426,042	(2,582)	201,332	(293,958)	(128,122)
	(128,329)	(20,923)	4,756,717	33,489	905,017	(780,019)	(322,814)
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	—
	—	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(128,329)	(20,923)	4,756,717	33,489	905,017	(780,019)	(322,814)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(132,164)	(1,752)	5,460,402	51,113	1,358,555	(212,211)	(195,371)
NET ASSETS AT DECEMBER 31, 2016	1,262,042	179,469	11,500,595	127,171	3,609,131	6,615,056	1,584,442
Changes From Operations:
• Net investment income (loss)	(24,618)	25,081	354,277	2,005	44,941	(29,291)	(12,622)
• Net realized gain (loss) on investments	146,843	35,824	757,019	8,194	238,803	612,318	158,244
• Net change in unrealized appreciation or depreciation on investments	186,957	(8,851)	(73,246)	8,159	434,303	122,416	14,987
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	309,182	52,054	1,038,050	18,358	718,047	705,443	160,609
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	1,774	511,968	2,710,495	278	1,041,374	45,142	1,630
• Contract withdrawals and transfers to annuity reserves	(69,569)	(11,975)	(1,185,098)	(284)	(223,616)	(765,696)	(148,619)
• Contract transfers	(9,239)	9,972	(75,818)	(24,092)	232,028	(324,380)	(144,904)
	(77,034)	509,965	1,449,579	(24,098)	1,049,786	(1,044,934)	(291,893)
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	—
	—	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(77,034)	509,965	1,449,579	(24,098)	1,049,786	(1,044,934)	(291,893)
TOTAL INCREASE (DECREASE) IN NET ASSETS	232,148	562,019	2,487,629	(5,740)	1,767,833	(339,491)	(131,284)
NET ASSETS AT DECEMBER 31, 2017	$1,494,190	$741,488	$13,988,224	$121,431	$5,376,964	$6,275,565	$1,453,158

See accompanying notes.

	Invesco V.I. Diversified Dividend Fund - Series I Shares Subaccount	Invesco V.I. Diversified Dividend Fund - Series II Shares Subaccount	Invesco V.I. Equally- Weighted S&P 500 Fund - Series I Shares Subaccount	Invesco V.I. Equally- Weighted S&P 500 Fund - Series II Shares Subaccount	Invesco V.I. Equity and Income Fund - Series I Shares Subaccount	Invesco V.I. Equity and Income Fund - Series II Shares Subaccount
NET ASSETS AT JANUARY 1, 2016	$28,870	$5,324,096	$9,448	$8,844,073	$—	$4,477,860
Changes From Operations:
• Net investment income (loss)	219	29,967	116	(91,844)	(10)	27,180
• Net realized gain (loss) on investments	2,434	97,560	1,118	262,370	1	124,345
• Net change in unrealized appreciation or depreciation on investments	3,301	1,294,130	1,534	1,268,800	705	662,653
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	5,954	1,421,657	2,768	1,439,326	696	814,178
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	28,787	4,416,743	23,502	2,888,462	—	1,412,511
• Contract withdrawals and transfers to annuity reserves	(30,654)	(378,942)	(154)	(503,584)	(43)	(295,200)
• Contract transfers	(1,058)	5,304,333	(6,857)	2,955,136	17,486	1,130,470
	(2,925)	9,342,134	16,491	5,340,014	17,443	2,247,781
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(2,925)	9,342,134	16,491	5,340,014	17,443	2,247,781
TOTAL INCREASE (DECREASE) IN NET ASSETS	3,029	10,763,791	19,259	6,779,340	18,139	3,061,959
NET ASSETS AT DECEMBER 31, 2016	31,899	16,087,887	28,707	15,623,413	18,139	7,539,819
Changes From Operations:
• Net investment income (loss)	531	69,370	140	(259,558)	626	51,284
• Net realized gain (loss) on investments	1,483	968,413	3,625	1,482,982	1,632	282,177
• Net change in unrealized appreciation or depreciation on investments	2,559	216,411	3,568	5,786,702	1,328	733,411
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,573	1,254,194	7,333	7,010,126	3,586	1,066,872
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	31,346	2,276,021	9,133	35,617,914	—	2,313,848
• Contract withdrawals and transfers to annuity reserves	(54)	(1,651,806)	(8,190)	(4,168,663)	(2,257)	(413,962)
• Contract transfers	38,763	1,683,644	32,209	21,484,467	27,070	5,222,720
	70,055	2,307,859	33,152	52,933,718	24,813	7,122,606
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	70,055	2,307,859	33,152	52,933,718	24,813	7,122,606
TOTAL INCREASE (DECREASE) IN NET ASSETS	74,628	3,562,053	40,485	59,943,844	28,399	8,189,478
NET ASSETS AT DECEMBER 31, 2017	$106,527	$19,649,940	$69,192	$75,567,257	$46,538	$15,729,297

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2016 and 2017

	Invesco V.I. International Growth Fund - Series I Shares Subaccount	Invesco V.I. International Growth Fund - Series II Shares Subaccount	Ivy VIP Asset Strategy Portfolio Subaccount	Ivy VIP Energy Portfolio Subaccount	Ivy VIP High Income Portfolio Subaccount	Ivy VIP High Income Portfolio - Class I Subaccount	Ivy VIP Micro Cap Growth Portfolio Subaccount
NET ASSETS AT JANUARY 1, 2016	$2,279,644	$24,503,635	$9,680,546	$3,978,380	$7,556,617	$—	$1,517,813
Changes From Operations:
• Net investment income (loss)	(81)	(72,764)	(56,300)	(57,372)	569,782	—	(23,149)
• Net realized gain (loss) on investments	98,149	(177,330)	(607,853)	(37,715)	(130,528)	—	118,137
• Net change in unrealized appreciation or depreciation on investments	(133,513)	(304,434)	306,549	1,814,405	960,713	—	180,140
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(35,445)	(554,528)	(357,604)	1,719,318	1,399,967	—	275,128
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	41,721	3,648,070	993,121	1,278,860	2,917,737	—	579,882
• Contract withdrawals and transfers to annuity reserves	(213,129)	(1,648,843)	(306,489)	(380,188)	(433,460)	—	(75,238)
• Contract transfers	(134,916)	5,295,925	(1,381,500)	745,704	1,236,126	—	783,574
	(306,324)	7,295,152	(694,868)	1,644,376	3,720,403	—	1,288,218
Annuity Reserves:
• Annuity Payments	—	(3,223)	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	80	—	—	—	—	—
	—	(3,143)	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(306,324)	7,292,009	(694,868)	1,644,376	3,720,403	—	1,288,218
TOTAL INCREASE (DECREASE) IN NET ASSETS	(341,769)	6,737,481	(1,052,472)	3,363,694	5,120,370	—	1,563,346
NET ASSETS AT DECEMBER 31, 2016	1,937,875	31,241,116	8,628,074	7,342,074	12,676,987	—	3,081,159
Changes From Operations:
• Net investment income (loss)	1,901	(56,372)	29,725	(23,172)	632,149	(93)	(36,773)
• Net realized gain (loss) on investments	684,171	646,985	(206,433)	(72,822)	36,776	34	(18,595)
• Net change in unrealized appreciation or depreciation on investments	(296,047)	6,596,743	1,548,624	(772,171)	108,829	650	302,717
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	390,025	7,187,356	1,371,916	(868,165)	777,754	591	247,349
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	201,583	9,175,756	166,292	954,389	4,526,950	100,191	708,919
• Contract withdrawals and transfers to annuity reserves	(162,537)	(2,295,039)	(545,104)	(281,741)	(1,187,672)	(117)	(651,304)
• Contract transfers	(92,244)	3,604,586	(548,579)	(554,551)	2,069,625	5,437	614,444
	(53,198)	10,485,303	(927,391)	118,097	5,408,903	105,511	672,059
Annuity Reserves:
• Annuity Payments	—	(3,456)	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	107	—	—	—	—	—
	—	(3,349)	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(53,198)	10,481,954	(927,391)	118,097	5,408,903	105,511	672,059
TOTAL INCREASE (DECREASE) IN NET ASSETS	336,827	17,669,310	444,525	(750,068)	6,186,657	106,102	919,408
NET ASSETS AT DECEMBER 31, 2017	$2,274,702	$48,910,426	$9,072,599	$6,592,006	$18,863,644	$106,102	$4,000,567

See accompanying notes.

	Ivy VIP Micro Cap Growth Portfolio - Class I Subaccount	Ivy VIP Mid Cap Growth Portfolio Subaccount	Ivy VIP Mid Cap Growth Portfolio - Class I Subaccount	Ivy VIP Science and Technology Portfolio Subaccount	Ivy VIP Science and Technology Portfolio - Class I Subaccount	Janus Henderson Balanced Portfolio - Service Shares Subaccount
NET ASSETS AT JANUARY 1, 2016	$—	$2,963,011	$—	$9,642,947	$—	$13,858,969
Changes From Operations:
• Net investment income (loss)	—	(44,435)	—	(120,069)	—	43,382
• Net realized gain (loss) on investments	—	144,578	—	(1,223)	—	436,109
• Net change in unrealized appreciation or depreciation on investments	—	119,401	—	260,255	—	(144,157)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	—	219,544	—	138,963	—	335,334
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	1,165,362	—	1,754,393	—	138,234
• Contract withdrawals and transfers to annuity reserves	—	(234,419)	—	(462,648)	—	(1,822,969)
• Contract transfers	—	446,379	—	213,877	—	923,474
	—	1,377,322	—	1,505,622	—	(761,261)
Annuity Reserves:
• Annuity Payments	—	—	—	(1,260)	—	(5,971)
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	53	—	(1)
	—	—	—	(1,207)	—	(5,972)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	—	1,377,322	—	1,504,415	—	(767,233)
TOTAL INCREASE (DECREASE) IN NET ASSETS	—	1,596,866	—	1,643,378	—	(431,899)
NET ASSETS AT DECEMBER 31, 2016	—	4,559,877	—	11,286,325	—	13,427,070
Changes From Operations:
• Net investment income (loss)	(62)	(70,572)	(503)	(188,650)	(130)	(35,972)
• Net realized gain (loss) on investments	324	212,978	541	1,659,942	6,846	473,352
• Net change in unrealized appreciation or depreciation on investments	4,197	1,250,514	24,363	2,562,760	(3,469)	1,616,075
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,459	1,392,920	24,401	4,034,052	3,247	2,053,455
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	2,873	878,286	168,010	3,156,297	140,957	84,796
• Contract withdrawals and transfers to annuity reserves	(5)	(135,698)	(3,458)	(541,372)	(141)	(1,498,755)
• Contract transfers	100,008	1,193,354	197,820	3,171,126	10,500	124,026
	102,876	1,935,942	362,372	5,786,051	151,316	(1,289,933)
Annuity Reserves:
• Annuity Payments	—	—	—	(1,518)	—	(6,450)
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	77	—	2
	—	—	—	(1,441)	—	(6,448)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	102,876	1,935,942	362,372	5,784,610	151,316	(1,296,381)
TOTAL INCREASE (DECREASE) IN NET ASSETS	107,335	3,328,862	386,773	9,818,662	154,563	757,074
NET ASSETS AT DECEMBER 31, 2017	$107,335	$7,888,739	$386,773	$21,104,987	$154,563	$14,184,144

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2016 and 2017

	Janus Henderson Enterprise Portfolio - Service Shares Subaccount	Janus Henderson Global Research Portfolio - Service Shares Subaccount	JPMorgan Insurance Trust Core Bond Portfolio - Class 1 Subaccount	JPMorgan Insurance Trust Core Bond Portfolio - Class 2 Subaccount	JPMorgan Insurance Trust Global Allocation Portfolio - Class 2 Subaccount	JPMorgan Insurance Trust Income Builder Portfolio - Class 1 Subaccount	JPMorgan Insurance Trust Income Builder Portfolio - Class 2 Subaccount
NET ASSETS AT JANUARY 1, 2016	$5,621,941	$768,416	$—	$—	$1,992,066	$—	$253,706
Changes From Operations:
• Net investment income (loss)	(95,347)	(4,684)	—	—	55,858	—	24,403
• Net realized gain (loss) on investments	688,749	26,858	—	—	5,790	—	3,511
• Net change in unrealized appreciation or depreciation on investments	(10,245)	(20,937)	—	—	100,923	—	12,847
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	583,157	1,237	—	—	162,571	—	40,761
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	41,848	13,148	—	—	877,197	—	742,024
• Contract withdrawals and transfers to annuity reserves	(494,787)	(82,243)	—	—	(186,495)	—	(43,945)
• Contract transfers	520,330	(14,860)	—	—	826,315	—	194,857
	67,391	(83,955)	—	—	1,517,017	—	892,936
Annuity Reserves:
• Annuity Payments	—	(817)	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	448	—	—	—	—	—
	—	(369)	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	67,391	(84,324)	—	—	1,517,017	—	892,936
TOTAL INCREASE (DECREASE) IN NET ASSETS	650,548	(83,087)	—	—	1,679,588	—	933,697
NET ASSETS AT DECEMBER 31, 2016	6,272,489	685,329	—	—	3,671,654	—	1,187,403
Changes From Operations:
• Net investment income (loss)	(100,344)	(6,539)	10,438	45,131	(681)	1,904	49,225
• Net realized gain (loss) on investments	864,511	66,628	232	3,170	270,494	473	29,022
• Net change in unrealized appreciation or depreciation on investments	704,881	95,172	524	91,914	321,337	993	80,968
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,469,048	155,261	11,194	140,215	591,150	3,370	159,215
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	28,454	935	542,299	17,309,385	25,071	52,860	579,025
• Contract withdrawals and transfers to annuity reserves	(897,782)	(144,791)	(1,947)	(1,739,111)	(116,856)	(274)	(216,146)
• Contract transfers	(3,209)	(15,741)	278,314	31,533,867	1,760,852	—	399,122
	(872,537)	(159,597)	818,666	47,104,141	1,669,067	52,586	762,001
Annuity Reserves:
• Annuity Payments	—	(927)	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	531	—	—	—	—	—
	—	(396)	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(872,537)	(159,993)	818,666	47,104,141	1,669,067	52,586	762,001
TOTAL INCREASE (DECREASE) IN NET ASSETS	596,511	(4,732)	829,860	47,244,356	2,260,217	55,956	921,216
NET ASSETS AT DECEMBER 31, 2017	$6,869,000	$680,597	$829,860	$47,244,356	$5,931,871	$55,956	$2,108,619
See accompanying notes.

	JPMorgan Insurance Trust Intrepid Mid Cap Portfolio - Class 1 Subaccount	JPMorgan Insurance Trust Intrepid Mid Cap Portfolio - Class 2 Subaccount	Lincoln iShares® Global Growth Allocation Fund - Standard Class Subaccount	Lincoln iShares® U.S. Moderate Allocation Fund - Standard Class Subaccount	Lord Abbett Series Fund Bond Debenture Portfolio - Class VC Subaccount	Lord Abbett Series Fund Developing Growth Portfolio - Class VC Subaccount
NET ASSETS AT JANUARY 1, 2016	$67,093	$5,539,019	$—	$—	$7,172,203	$3,564,305
Changes From Operations:
• Net investment income (loss)	84	(46,202)	—	—	501,509	(45,375)
• Net realized gain (loss) on investments	6,898	599,854	—	—	(12,548)	(153,955)
• Net change in unrealized appreciation or depreciation on investments	5,149	204,790	—	—	570,014	131,812
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	12,131	758,442	—	—	1,058,975	(67,518)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	63,587	1,937,302	—	—	4,301,793	898,642
• Contract withdrawals and transfers to annuity reserves	(3,247)	(360,996)	—	—	(612,851)	(186,519)
• Contract transfers	13,380	1,523,340	—	—	2,147,068	61,573
	73,720	3,099,646	—	—	5,836,010	773,696
Annuity Reserves:
• Annuity Payments	—	—	—	—	(2,496)	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	107	—
	—	—	—	—	(2,389)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	73,720	3,099,646	—	—	5,833,621	773,696
TOTAL INCREASE (DECREASE) IN NET ASSETS	85,851	3,858,088	—	—	6,892,596	706,178
NET ASSETS AT DECEMBER 31, 2016	152,944	9,397,107	—	—	14,064,799	4,270,483
Changes From Operations:
• Net investment income (loss)	(181)	(43,956)	4,017	6,360	710,653	(64,104)
• Net realized gain (loss) on investments	1,769	(101,881)	1,380	559	329,939	66,758
• Net change in unrealized appreciation or depreciation on investments	4,652	586,455	18,322	49,178	325,323	1,402,907
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	6,240	440,618	23,719	56,097	1,365,915	1,405,561
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	48,194	651,123	503,501	754,004	5,588,293	878,869
• Contract withdrawals and transfers to annuity reserves	(474)	(195,449)	(1,356)	(12,947)	(1,476,480)	(179,785)
• Contract transfers	(206,904)	(10,293,399)	—	—	3,012,563	713,972
	(159,184)	(9,837,725)	502,145	741,057	7,124,376	1,413,056
Annuity Reserves:
• Annuity Payments	—	—	—	—	(2,628)	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	127	—
	—	—	—	—	(2,501)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(159,184)	(9,837,725)	502,145	741,057	7,121,875	1,413,056
TOTAL INCREASE (DECREASE) IN NET ASSETS	(152,944)	(9,397,107)	525,864	797,154	8,487,790	2,818,617
NET ASSETS AT DECEMBER 31, 2017	$—	$—	$525,864	$797,154	$22,552,589	$7,089,100

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2016 and 2017

	Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC Subaccount	Lord Abbett Series Fund Short Duration Income Portfolio - Class VC Subaccount	LVIP American Balanced Allocation Fund - Service Class Subaccount	LVIP American Balanced Allocation Fund - Standard Class Subaccount	LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class Subaccount	LVIP American Global Balanced Allocation Managed Risk Fund - Service Class Subaccount	LVIP American Global Balanced Allocation Managed Risk Fund - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2016	$14,585,552	$13,185,468	$12,378,996	$9,397,360	$148,581,982	$14,213,210	$559,801
Changes From Operations:
• Net investment income (loss)	24,754	275,883	206,326	32,561	(204,466)	92,506	7,614
• Net realized gain (loss) on investments	274,170	(90,912)	787,580	589,388	897,863	(78,767)	(110)
• Net change in unrealized appreciation or depreciation on investments	1,677,925	62,360	(103,484)	(2,121)	26,744,582	411,562	17,279
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,976,849	247,331	890,422	619,828	27,437,979	425,301	24,783
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	46,372	4,503,890	8,249,709	3,197,828	12,591,346	4,808,619	76,011
• Contract withdrawals and transfers to annuity reserves	(991,061)	(1,277,316)	(1,204,405)	(310,404)	(9,578,181)	(574,477)	(6,403)
• Contract transfers	(1,113,256)	680,125	4,576,563	(7,396,551)	61,342,332	3,055,524	330
	(2,057,945)	3,906,699	11,621,867	(4,509,127)	64,355,497	7,289,666	69,938
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	—
	—	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(2,057,945)	3,906,699	11,621,867	(4,509,127)	64,355,497	7,289,666	69,938
TOTAL INCREASE (DECREASE) IN NET ASSETS	(81,096)	4,154,030	12,512,289	(3,889,299)	91,793,476	7,714,967	94,721
NET ASSETS AT DECEMBER 31, 2016	14,504,456	17,339,498	24,891,285	5,508,061	240,375,458	21,928,177	654,522
Changes From Operations:
• Net investment income (loss)	11,972	577,107	422,857	78,542	(2,099,142)	87,210	9,124
• Net realized gain (loss) on investments	1,307,271	(40,958)	1,029,190	175,481	7,952,336	123,907	769
• Net change in unrealized appreciation or depreciation on investments	288,011	(350,451)	2,509,198	486,045	27,272,493	2,081,876	62,490
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,607,254	185,698	3,961,245	740,068	33,125,687	2,292,993	72,383
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	34,795	6,117,910	9,712,272	810,621	27,723,076	2,753,833	—
• Contract withdrawals and transfers to annuity reserves	(1,131,995)	(2,936,717)	(2,341,535)	(323,548)	(19,762,346)	(1,683,521)	(8,277)
• Contract transfers	(41,139)	3,011,237	10,394,869	175,481	56,850,391	185,030	159
	(1,138,339)	6,192,430	17,765,606	662,554	64,811,121	1,255,342	(8,118)
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	—
	—	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(1,138,339)	6,192,430	17,765,606	662,554	64,811,121	1,255,342	(8,118)
TOTAL INCREASE (DECREASE) IN NET ASSETS	468,915	6,378,128	21,726,851	1,402,622	97,936,808	3,548,335	64,265
NET ASSETS AT DECEMBER 31, 2017	$14,973,371	$23,717,626	$46,618,136	$6,910,683	$338,312,266	$25,476,512	$718,787

See accompanying notes.

	LVIP American Global Growth Allocation Managed Risk Fund - Service Class Subaccount	LVIP American Global Growth Allocation Managed Risk Fund - Standard Class Subaccount	LVIP American Global Growth Fund - Service Class II Subaccount	LVIP American Global Small Capitalization Fund - Service Class II Subaccount	LVIP American Growth Allocation Fund - Service Class Subaccount	LVIP American Growth Allocation Fund - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2016	$53,755,700	$909,822	$116,266,383	$68,593,027	$13,171,250	$1,242,794
Changes From Operations:
• Net investment income (loss)	(481)	5,872	(864,635)	(985,181)	145,955	28,298
• Net realized gain (loss) on investments	(320,077)	(22,691)	10,003,667	5,804,133	722,787	99,070
• Net change in unrealized appreciation or depreciation on investments	1,292,123	29,574	(10,209,564)	(4,763,486)	(88,047)	(12,554)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	971,565	12,755	(1,070,532)	55,466	780,695	114,814
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	8,360,012	4,250	8,057,908	1,544,820	4,012,735	314,163
• Contract withdrawals and transfers to annuity reserves	(2,810,594)	(32,968)	(6,805,702)	(4,696,606)	(1,100,017)	(28,399)
• Contract transfers	2,945,927	(228,022)	878,430	(1,963,873)	3,332,650	478,878
	8,495,345	(256,740)	2,130,636	(5,115,659)	6,245,368	764,642
Annuity Reserves:
• Annuity Payments	—	—	(5,031)	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	98	—	—	—
	—	—	(4,933)	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	8,495,345	(256,740)	2,125,703	(5,115,659)	6,245,368	764,642
TOTAL INCREASE (DECREASE) IN NET ASSETS	9,466,910	(243,985)	1,055,171	(5,060,193)	7,026,063	879,456
NET ASSETS AT DECEMBER 31, 2016	63,222,610	665,837	117,321,554	63,532,834	20,197,313	2,122,250
Changes From Operations:
• Net investment income (loss)	(46,241)	3,711	(2,013,129)	(1,121,559)	176,278	16,835
• Net realized gain (loss) on investments	266,648	(1,031)	11,638,244	11,890,337	1,063,851	45,952
• Net change in unrealized appreciation or depreciation on investments	9,069,008	64,009	27,320,396	3,763,041	2,792,373	141,906
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	9,289,415	66,689	36,945,511	14,531,819	4,032,502	204,693
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	8,711,749	—	36,274,503	3,406,629	4,890,211	394,460
• Contract withdrawals and transfers to annuity reserves	(3,054,782)	(33,294)	(9,390,085)	(4,876,783)	(1,014,605)	(132,074)
• Contract transfers	(5,807,080)	(289,235)	8,333,370	(1,365,723)	5,249,807	(1,252,520)
	(150,113)	(322,529)	35,217,788	(2,835,877)	9,125,413	(990,134)
Annuity Reserves:
• Annuity Payments	—	—	(6,108)	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	650	—	—	—
	—	—	(5,458)	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(150,113)	(322,529)	35,212,330	(2,835,877)	9,125,413	(990,134)
TOTAL INCREASE (DECREASE) IN NET ASSETS	9,139,302	(255,840)	72,157,841	11,695,942	13,157,915	(785,441)
NET ASSETS AT DECEMBER 31, 2017	$72,361,912	$409,997	$189,479,395	$75,228,776	$33,355,228	$1,336,809

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2016 and 2017

	LVIP American Growth Fund - Service Class II Subaccount	LVIP American Growth- Income Fund - Service Class II Subaccount	LVIP American Income Allocation Fund - Standard Class Subaccount	LVIP American International Fund - Service Class II Subaccount	LVIP American Preservation Fund - Service Class Subaccount	LVIP American Preservation Fund - Standard Class Subaccount	LVIP AQR Enhanced Global Strategies Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2016	$321,970,300	$273,014,519	$6,182	$137,660,329	$3,307,550	$81,310	$2,566,129
Changes From Operations:
• Net investment income (loss)	(3,986,429)	254,301	1,079	(859,996)	14,165	1,423	(3,208)
• Net realized gain (loss) on investments	71,791,223	42,803,807	424	8,811,962	6,496	(430)	3,112
• Net change in unrealized appreciation or depreciation on investments	(43,457,913)	(16,817,740)	(1,374)	(5,567,369)	(31,611)	(1,056)	29,352
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	24,346,881	26,240,368	129	2,384,597	(10,950)	(63)	29,256
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	19,996,265	17,223,345	—	4,471,453	3,269,065	73,143	40,537
• Contract withdrawals and transfers to annuity reserves	(21,910,002)	(18,034,887)	(881)	(9,123,551)	(643,331)	(1,924)	(32,551)
• Contract transfers	4,131,166	5,449,802	51,648	(211,137)	1,315,661	(34,447)	(2,603,371)
	2,217,429	4,638,260	50,767	(4,863,235)	3,941,395	36,772	(2,595,385)
Annuity Reserves:
• Annuity Payments	(149,444)	(144,993)	—	(64,434)	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	(5,301)	(5,415)	—	(2,547)	—	—	—
	(154,745)	(150,408)	—	(66,981)	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	2,062,684	4,487,852	50,767	(4,930,216)	3,941,395	36,772	(2,595,385)
TOTAL INCREASE (DECREASE) IN NET ASSETS	26,409,565	30,728,220	50,896	(2,545,619)	3,930,445	36,709	(2,566,129)
NET ASSETS AT DECEMBER 31, 2016	348,379,865	303,742,739	57,078	135,114,710	7,237,995	118,019	—
Changes From Operations:
• Net investment income (loss)	(5,493,001)	(1,304,191)	709	(1,069,055)	(153)	115	—
• Net realized gain (loss) on investments	36,199,426	34,927,736	1,328	13,778,723	(5,139)	(55)	—
• Net change in unrealized appreciation or depreciation on investments	67,922,510	34,812,361	3,844	27,741,380	13,589	161	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	98,628,935	68,435,906	5,881	40,451,048	8,297	221	—
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	110,149,465	90,644,321	11,137	26,040,762	1,212,301	—	—
• Contract withdrawals and transfers to annuity reserves	(28,803,404)	(24,818,473)	(4,064)	(11,191,146)	(516,863)	(7,065)	—
• Contract transfers	15,064,071	25,316,853	12,304	2,481,628	(684,419)	16,610	—
	96,410,132	91,142,701	19,377	17,331,244	11,019	9,545	—
Annuity Reserves:
• Annuity Payments	(186,622)	(173,301)	—	(78,965)	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	784	664	—	778	—	—	—
	(185,838)	(172,637)	—	(78,187)	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	96,224,294	90,970,064	19,377	17,253,057	11,019	9,545	—
TOTAL INCREASE (DECREASE) IN NET ASSETS	194,853,229	159,405,970	25,258	57,704,105	19,316	9,766	—
NET ASSETS AT DECEMBER 31, 2017	$543,233,094	$463,148,709	$82,336	$192,818,815	$7,257,311	$127,785	$—

See accompanying notes.

	LVIP AQR Enhanced Global Strategies Fund - Standard Class Subaccount	LVIP Baron Growth Opportunities Fund - Service Class Subaccount	LVIP Baron Growth Opportunities Fund - Standard Class Subaccount	LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class Subaccount	LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class Subaccount	LVIP BlackRock Emerging Markets Managed Volatility Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2016	$14,227	$165,654,313	$488,196	$547,885,035	$110,478	$212,918,114
Changes From Operations:
• Net investment income (loss)	(33)	(1,817,338)	2,195	1,341,237	5,418	5,374,881
• Net realized gain (loss) on investments	977	13,329,836	42,062	1,714,287	622	(42,001,074)
• Net change in unrealized appreciation or depreciation on investments	(795)	(6,058,489)	(11,475)	60,522,167	21,822	48,743,340
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	149	5,454,009	32,782	63,577,691	27,862	12,117,147
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	4,679,474	134,560	78,304,952	21,000	3,479,747
• Contract withdrawals and transfers to annuity reserves	—	(12,680,657)	(14,228)	(35,949,367)	(5,196)	(10,518,369)
• Contract transfers	(14,376)	(11,508,831)	—	87,943,294	220,726	(217,996,639)
	(14,376)	(19,510,014)	120,332	130,298,879	236,530	(225,035,261)
Annuity Reserves:
• Annuity Payments	—	(18,612)	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	157	—	2,123	—	—
	—	(18,455)	—	2,123	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(14,376)	(19,528,469)	120,332	130,301,002	236,530	(225,035,261)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(14,227)	(14,074,460)	153,114	193,878,693	264,392	(212,918,114)
NET ASSETS AT DECEMBER 31, 2016	—	151,579,853	641,310	741,763,728	374,870	—
Changes From Operations:
• Net investment income (loss)	—	(2,845,977)	(3,327)	172,244	6,757	—
• Net realized gain (loss) on investments	—	12,784,099	34,366	10,599,885	2,443	—
• Net change in unrealized appreciation or depreciation on investments	—	27,540,152	146,674	100,117,635	59,427	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	—	37,478,274	177,713	110,889,764	68,627	—
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	15,572,999	13,384	45,023,550	42,587	—
• Contract withdrawals and transfers to annuity reserves	—	(15,032,909)	(22,497)	(53,585,824)	(9,904)	—
• Contract transfers	—	(2,221,961)	24,289	47,910,829	71,110	—
	—	(1,681,871)	15,176	39,348,555	103,793	—
Annuity Reserves:
• Annuity Payments	—	(22,033)	—	(190)	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	882	—	(2,154)	—	—
	—	(21,151)	—	(2,344)	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	—	(1,703,022)	15,176	39,346,211	103,793	—
TOTAL INCREASE (DECREASE) IN NET ASSETS	—	35,775,252	192,889	150,235,975	172,420	—
NET ASSETS AT DECEMBER 31, 2017	$—	$187,355,105	$834,199	$891,999,703	$547,290	$—

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2016 and 2017

	LVIP BlackRock Emerging Markets Managed Volatility Fund - Standard Class Subaccount	LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Service Class Subaccount	LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Standard Class Subaccount	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class Subaccount	LVIP BlackRock Inflation Protected Bond Fund - Service Class Subaccount	LVIP BlackRock Inflation Protected Bond Fund - Standard Class Subaccount	LVIP BlackRock Multi-Asset Income Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2016	$139,424	$905,299,405	$255,285	$—	$741,288,073	$653,809	$3,524,117
Changes From Operations:
• Net investment income (loss)	3,999	(8,932,719)	(883)	353,343	(6,121,168)	4,251	105,505
• Net realized gain (loss) on investments	(27,906)	(7,339,702)	(7,308)	(4,356)	(7,336,640)	(4,401)	(24,523)
• Net change in unrealized appreciation or depreciation on investments	34,659	23,566,061	13,031	(391,765)	25,302,796	19,536	169,439
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	10,752	7,293,640	4,840	(42,778)	11,844,988	19,386	250,421
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	59,002,775	18,750	20,871,675	20,267,724	134,931	2,771,682
• Contract withdrawals and transfers to annuity reserves	(26,764)	(52,801,633)	(105,067)	(555,298)	(62,178,626)	(82,168)	(371,412)
• Contract transfers	(123,412)	(8,311,442)	(13,854)	47,170,631	37,598,715	120,421	124,992
	(150,176)	(2,110,300)	(100,171)	67,487,008	(4,312,187)	173,184	2,525,262
Annuity Reserves:
• Annuity Payments	—	(3,785)	—	—	(17,615)	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	123	—	—	(584)	—	—
	—	(3,662)	—	—	(18,199)	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(150,176)	(2,113,962)	(100,171)	67,487,008	(4,330,386)	173,184	2,525,262
TOTAL INCREASE (DECREASE) IN NET ASSETS	(139,424)	5,179,678	(95,331)	67,444,230	7,514,602	192,570	2,775,683
NET ASSETS AT DECEMBER 31, 2016	—	910,479,083	159,954	67,444,230	748,802,675	846,379	6,299,800
Changes From Operations:
• Net investment income (loss)	—	(9,033,996)	141	(19,866)	35,990	16,112	153,881
• Net realized gain (loss) on investments	—	(2,186,251)	(138)	681,583	(4,154,602)	(1,247)	18,169
• Net change in unrealized appreciation or depreciation on investments	—	106,332,311	19,218	13,879,871	6,198,065	6,820	123,821
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	—	95,112,064	19,221	14,541,588	2,079,453	21,685	295,871
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	42,165,089	—	65,803,461	31,169,399	926,578	1,708,341
• Contract withdrawals and transfers to annuity reserves	—	(65,687,499)	(4,027)	(6,134,153)	(75,239,331)	(43,683)	(588,477)
• Contract transfers	—	(35,142,317)	1,475	55,245,534	82,663,728	218,983	257,523
	—	(58,664,727)	(2,552)	114,914,842	38,593,796	1,101,878	1,377,387
Annuity Reserves:
• Annuity Payments	—	(5,746)	—	—	(18,991)	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	(469)	—	—	(68)	—	—
	—	(6,215)	—	—	(19,059)	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	—	(58,670,942)	(2,552)	114,914,842	38,574,737	1,101,878	1,377,387
TOTAL INCREASE (DECREASE) IN NET ASSETS	—	36,441,122	16,669	129,456,430	40,654,190	1,123,563	1,673,258
NET ASSETS AT DECEMBER 31, 2017	$—	$946,920,205	$176,623	$196,900,660	$789,456,865	$1,969,942	$7,973,058

See accompanying notes.

	LVIP BlackRock Multi-Asset Income Fund - Standard Class Subaccount	LVIP BlackRock Scientific Allocation Fund - Service Class Subaccount	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class Subaccount	LVIP BlackRock U.S. Opportunities Managed Volatility Fund - Service Class Subaccount	LVIP BlackRock U.S. Opportunities Managed Volatility Fund - Standard Class Subaccount	LVIP Blended Core Equity Managed Volatility Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2016	$220,487	$—	$—	$26,647,714	$304,560	$122,709,888
Changes From Operations:
• Net investment income (loss)	6,408	—	166,832	(345,721)	(875)	(667,361)
• Net realized gain (loss) on investments	(1,529)	—	56,521	1,288,501	(11,705)	(65,661)
• Net change in unrealized appreciation or depreciation on investments	10,298	—	1,144,476	1,210,524	7,285	12,261,337
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	15,177	—	1,367,829	2,153,304	(5,295)	11,528,315
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	53,274	—	29,603,818	2,691,032	103,020	46,088,222
• Contract withdrawals and transfers to annuity reserves	(25,212)	—	(1,619,560)	(1,540,971)	(13,667)	(8,393,691)
• Contract transfers	(6,538)	—	89,024,303	(29,951,079)	(388,618)	42,907,604
	21,524	—	117,008,561	(28,801,018)	(299,265)	80,602,135
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	21,524	—	117,008,561	(28,801,018)	(299,265)	80,602,135
TOTAL INCREASE (DECREASE) IN NET ASSETS	36,701	—	118,376,390	(26,647,714)	(304,560)	92,130,450
NET ASSETS AT DECEMBER 31, 2016	257,188	—	118,376,390	—	—	214,840,338
Changes From Operations:
• Net investment income (loss)	6,223	24,205	(824,358)	—	—	(1,193,333)
• Net realized gain (loss) on investments	(392)	51,554	1,500,045	—	—	3,238,659
• Net change in unrealized appreciation or depreciation on investments	6,499	(31,782)	19,092,830	—	—	39,450,628
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	12,330	43,977	19,768,517	—	—	41,495,954
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	7,924	978,277	58,323,960	—	—	13,630,274
• Contract withdrawals and transfers to annuity reserves	(45,005)	(11,816)	(13,588,594)	—	—	(12,253,427)
• Contract transfers	(16,496)	693,213	54,170,217	—	—	6,596,180
	(53,577)	1,659,674	98,905,583	—	—	7,973,027
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(53,577)	1,659,674	98,905,583	—	—	7,973,027
TOTAL INCREASE (DECREASE) IN NET ASSETS	(41,247)	1,703,651	118,674,100	—	—	49,468,981
NET ASSETS AT DECEMBER 31, 2017	$215,941	$1,703,651	$237,050,490	$—	$—	$264,309,319

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2016 and 2017

	LVIP Blended Core Equity Managed Volatility Fund - Standard Class Subaccount	LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class Subaccount	LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class Subaccount	LVIP Blended Mid Cap Managed Volatility Fund - Service Class Subaccount	LVIP Blended Mid Cap Managed Volatility Fund - Standard Class Subaccount	LVIP Clarion Global Real Estate Fund - Service Class Subaccount	LVIP Clarion Global Real Estate Fund - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2016	$68,980	$358,222,133	$2,331,556	$285,610,686	$—	$105,644,091	$306,765
Changes From Operations:
• Net investment income (loss)	187	(5,585,840)	(32,189)	(5,153,778)	(486)	2,298,356	12,011
• Net realized gain (loss) on investments	(37)	3,010,128	93,618	6,246,295	1,791	2,906,371	878
• Net change in unrealized appreciation or depreciation on investments	5,249	(6,743,741)	(132,995)	(1,146,337)	3,878	(5,718,165)	(9,849)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	5,399	(9,319,453)	(71,566)	(53,820)	5,183	(513,438)	3,040
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	64,257,766	27,246	44,300,552	62,734	5,415,493	43,422
• Contract withdrawals and transfers to annuity reserves	(1,934)	(23,262,487)	(176,890)	(18,025,978)	(96)	(8,601,683)	(1,846)
• Contract transfers	(2,175)	53,539,426	161,574	129,305,103	11,668	(3,518,156)	(27,788)
	(4,109)	94,534,705	11,930	155,579,677	74,306	(6,704,346)	13,788
Annuity Reserves:
• Annuity Payments	—	—	—	(5,086)	—	(11,212)	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	78	—	(2,460)	—
	—	—	—	(5,008)	—	(13,672)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(4,109)	94,534,705	11,930	155,574,669	74,306	(6,718,018)	13,788
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,290	85,215,252	(59,636)	155,520,849	79,489	(7,231,456)	16,828
NET ASSETS AT DECEMBER 31, 2016	70,270	443,437,385	2,271,920	441,131,535	79,489	98,412,635	323,593
Changes From Operations:
• Net investment income (loss)	303	(5,976,417)	(30,356)	(7,719,353)	(661)	2,513,051	23,009
• Net realized gain (loss) on investments	934	24,146,098	224,375	4,367,149	1,953	1,672,028	5
• Net change in unrealized appreciation or depreciation on investments	12,347	88,753,117	300,029	101,829,186	15,701	4,379,157	28,144
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	13,584	106,922,798	494,048	98,476,982	16,993	8,564,236	51,158
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	38,109,056	15,413	22,322,071	—	3,642,743	195,967
• Contract withdrawals and transfers to annuity reserves	(1,978)	(35,439,529)	(295,001)	(32,103,643)	(141)	(9,025,778)	(1,829)
• Contract transfers	(4,541)	29,284,361	(64,410)	(20,339,648)	(12,349)	1,942,735	50,806
	(6,519)	31,953,888	(343,998)	(30,121,220)	(12,490)	(3,440,300)	244,944
Annuity Reserves:
• Annuity Payments	—	—	—	(5,564)	—	(13,950)	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	108	—	210	—
	—	—	—	(5,456)	—	(13,740)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(6,519)	31,953,888	(343,998)	(30,126,676)	(12,490)	(3,454,040)	244,944
TOTAL INCREASE (DECREASE) IN NET ASSETS	7,065	138,876,686	150,050	68,350,306	4,503	5,110,196	296,102
NET ASSETS AT DECEMBER 31, 2017	$77,335	$582,314,071	$2,421,970	$509,481,841	$83,992	$103,522,831	$619,695
See accompanying notes.

	LVIP ClearBridge Large Cap Managed Volatility Fund - Service Class Subaccount	LVIP Delaware Bond Fund - Service Class Subaccount	LVIP Delaware Bond Fund - Standard Class Subaccount	LVIP Delaware Diversified Floating Rate Fund - Service Class Subaccount	LVIP Delaware Diversified Floating Rate Fund - Standard Class Subaccount	LVIP Delaware Social Awareness Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2016	$50,734,955	$2,823,625,874	$94,155,133	$723,155,146	$1,749,425	$60,575,856
Changes From Operations:
• Net investment income (loss)	(513,440)	31,704,830	846,373	(11,832,951)	(15,220)	(244,482)
• Net realized gain (loss) on investments	1,549,984	37,354,250	1,625,306	(2,968,380)	(15,316)	7,576,796
• Net change in unrealized appreciation or depreciation on investments	1,033,286	(46,800,327)	(1,406,880)	16,655,550	46,321	(4,773,577)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,069,830	22,258,753	1,064,799	1,854,219	15,785	2,558,737
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	14,098,902	247,817,075	677,316	21,707,015	180,488	1,509,178
• Contract withdrawals and transfers to annuity reserves	(3,076,428)	(230,845,148)	(10,756,623)	(54,143,639)	(97,559)	(5,654,730)
• Contract transfers	19,059,296	197,220,596	(558,746)	8,543,091	(501,303)	(1,443,376)
	30,081,770	214,192,523	(10,638,053)	(23,893,533)	(418,374)	(5,588,928)
Annuity Reserves:
• Annuity Payments	—	(98,381)	(47,393)	(1,303)	—	(278)
• Receipt (reimbursement) of mortality guarantee adjustments	—	(4,514)	(16,642)	(531)	—	—
	—	(102,895)	(64,035)	(1,834)	—	(278)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	30,081,770	214,089,628	(10,702,088)	(23,895,367)	(418,374)	(5,589,206)
TOTAL INCREASE (DECREASE) IN NET ASSETS	32,151,600	236,348,381	(9,637,289)	(22,041,148)	(402,589)	(3,030,469)
NET ASSETS AT DECEMBER 31, 2016	82,886,555	3,059,974,255	84,517,844	701,113,998	1,346,836	57,545,387
Changes From Operations:
• Net investment income (loss)	(884,379)	38,543,399	841,960	(6,219,280)	3,957	(388,683)
• Net realized gain (loss) on investments	3,943,457	(862,686)	1,101,256	97,983	3,861	6,776,604
• Net change in unrealized appreciation or depreciation on investments	11,799,975	42,543,795	148,799	10,317,261	19,779	3,255,559
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	14,859,053	80,224,508	2,092,015	4,195,964	27,597	9,643,480
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	15,473,195	213,222,347	1,454,906	39,974,178	823,351	2,127,286
• Contract withdrawals and transfers to annuity reserves	(5,061,234)	(269,504,584)	(11,384,295)	(65,626,540)	(194,025)	(5,753,947)
• Contract transfers	13,683,877	320,494,459	(111,954)	89,125,280	(40,620)	(3,564,559)
	24,095,838	264,212,222	(10,041,343)	63,472,918	588,706	(7,191,220)
Annuity Reserves:
• Annuity Payments	—	(119,840)	(30,079)	(5,922)	—	(317)
• Receipt (reimbursement) of mortality guarantee adjustments	—	(579)	1,421	(602)	—	—
	—	(120,419)	(28,658)	(6,524)	—	(317)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	24,095,838	264,091,803	(10,070,001)	63,466,394	588,706	(7,191,537)
TOTAL INCREASE (DECREASE) IN NET ASSETS	38,954,891	344,316,311	(7,977,986)	67,662,358	616,303	2,451,943
NET ASSETS AT DECEMBER 31, 2017	$121,841,446	$3,404,290,566	$76,539,858	$768,776,356	$1,963,139	$59,997,330

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2016 and 2017

	LVIP Delaware Social Awareness Fund - Standard Class Subaccount	LVIP Delaware Special Opportunities Fund - Service Class Subaccount	LVIP Delaware Wealth Builder Fund - Service Class Subaccount	LVIP Delaware Wealth Builder Fund - Standard Class Subaccount	LVIP Dimensional International Core Equity Fund - Service Class Subaccount	LVIP Dimensional International Core Equity Fund - Standard Class Subaccount	LVIP Dimensional International Equity Managed Volatility Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2016	$8,181,511	$50,665,570	$14,777,248	$4,810,124	$5,366,591	$341,341	$234,564,080
Changes From Operations:
• Net investment income (loss)	(10,378)	(106,204)	(52,154)	(2,138)	59,245	20,624	1,268,317
• Net realized gain (loss) on investments	1,137,503	7,963,222	1,259,897	448,096	(14,083)	(23)	245,048
• Net change in unrealized appreciation or depreciation on investments	(783,985)	1,433,242	(735,356)	(275,883)	335,715	15,255	(287,727)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	343,140	9,290,260	472,387	170,075	380,877	35,856	1,225,638
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	39,611	1,721,486	92,615	7,650	1,437,711	601,859	22,050,132
• Contract withdrawals and transfers to annuity reserves	(658,125)	(4,017,715)	(1,567,702)	(570,194)	(652,201)	(5,580)	(12,925,490)
• Contract transfers	(447,886)	1,896,651	(602,607)	8,133	3,770,714	525,656	10,458,457
	(1,066,400)	(399,578)	(2,077,694)	(554,411)	4,556,224	1,121,935	19,583,099
Annuity Reserves:
• Annuity Payments	(8,082)	(987)	—	(3,459)	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	66	12	—	10	—	—	—
	(8,016)	(975)	—	(3,449)	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(1,074,416)	(400,553)	(2,077,694)	(557,860)	4,556,224	1,121,935	19,583,099
TOTAL INCREASE (DECREASE) IN NET ASSETS	(731,276)	8,889,707	(1,605,307)	(387,785)	4,937,101	1,157,791	20,808,737
NET ASSETS AT DECEMBER 31, 2016	7,450,235	59,555,277	13,171,941	4,422,339	10,303,692	1,499,132	255,372,817
Changes From Operations:
• Net investment income (loss)	(28,234)	(364,135)	34,436	24,639	214,354	46,763	1,703,864
• Net realized gain (loss) on investments	963,201	6,735,366	865,213	289,435	484,346	41,031	1,022,977
• Net change in unrealized appreciation or depreciation on investments	329,016	3,589,336	345,537	134,730	4,422,462	514,639	60,947,545
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,263,983	9,960,567	1,245,186	448,804	5,121,162	602,433	63,674,386
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	102,821	11,054,579	645,529	66,925	15,358,503	1,515,639	31,965,272
• Contract withdrawals and transfers to annuity reserves	(980,801)	(6,109,742)	(2,110,134)	(456,575)	(1,629,172)	(217,669)	(20,116,250)
• Contract transfers	(259,854)	4,029,451	303,712	135,772	12,476,216	173,122	29,257,426
	(1,137,834)	8,974,288	(1,160,893)	(253,878)	26,205,547	1,471,092	41,106,448
Annuity Reserves:
• Annuity Payments	(13,741)	(1,129)	—	(3,649)	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	(270)	18	—	16	—	—	—
	(14,011)	(1,111)	—	(3,633)	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(1,151,845)	8,973,177	(1,160,893)	(257,511)	26,205,547	1,471,092	41,106,448
TOTAL INCREASE (DECREASE) IN NET ASSETS	112,138	18,933,744	84,293	191,293	31,326,709	2,073,525	104,780,834
NET ASSETS AT DECEMBER 31, 2017	$7,562,373	$78,489,021	$13,256,234	$4,613,632	$41,630,401	$3,572,657	$360,153,651

See accompanying notes.

	LVIP Dimensional International Equity Managed Volatility Fund - Standard Class Subaccount	LVIP Dimensional U.S. Core Equity 1 Fund - Service Class Subaccount	LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class Subaccount	LVIP Dimensional U.S. Core Equity 2 Fund - Service Class Subaccount	LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class Subaccount	LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2016	$1,794,623	$39,639,227	$942,332	$3,485,776	$516,873	$378,661,197
Changes From Operations:
• Net investment income (loss)	20,481	(108,750)	17,821	24,713	11,283	(2,124,279)
• Net realized gain (loss) on investments	(32,117)	16,648,190	493,953	85,965	9,792	36,532,521
• Net change in unrealized appreciation or depreciation on investments	11,815	(11,119,214)	(359,488)	1,010,897	122,650	4,914,808
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	179	5,420,226	152,286	1,121,575	143,725	39,323,050
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	13,440	3,255,758	265,922	2,205,713	314,622	47,264,364
• Contract withdrawals and transfers to annuity reserves	(25,871)	(3,583,094)	(5,820)	(1,286,537)	(3,529)	(23,769,612)
• Contract transfers	(441,660)	7,901,095	222,012	9,529,681	296,185	55,925,951
	(454,091)	7,573,759	482,114	10,448,857	607,278	79,420,703
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(454,091)	7,573,759	482,114	10,448,857	607,278	79,420,703
TOTAL INCREASE (DECREASE) IN NET ASSETS	(453,912)	12,993,985	634,400	11,570,432	751,003	118,743,753
NET ASSETS AT DECEMBER 31, 2016	1,340,711	52,633,212	1,576,732	15,056,208	1,267,876	497,404,950
Changes From Operations:
• Net investment income (loss)	21,338	(225,591)	41,690	(102,819)	20,600	(3,964,451)
• Net realized gain (loss) on investments	10,834	380,370	64,350	905,930	43,142	4,837,317
• Net change in unrealized appreciation or depreciation on investments	277,598	12,158,023	542,056	3,472,176	339,358	93,723,754
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	309,770	12,312,802	648,096	4,275,287	403,100	94,596,620
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	45,559	23,365,093	1,621,806	14,862,984	1,634,803	50,972,312
• Contract withdrawals and transfers to annuity reserves	(72,456)	(8,383,968)	(768,885)	(2,267,070)	(83,241)	(41,229,179)
• Contract transfers	(165,639)	9,595,174	1,097,887	4,785,934	33,941	72,016,869
	(192,536)	24,576,299	1,950,808	17,381,848	1,585,503	81,760,002
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(192,536)	24,576,299	1,950,808	17,381,848	1,585,503	81,760,002
TOTAL INCREASE (DECREASE) IN NET ASSETS	117,234	36,889,101	2,598,904	21,657,135	1,988,603	176,356,622
NET ASSETS AT DECEMBER 31, 2017	$1,457,945	$89,522,313	$4,175,636	$36,713,343	$3,256,479	$673,761,572

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2016 and 2017

	LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class Subaccount	LVIP Dimensional/ Vanguard Total Bond Fund - Service Class Subaccount	LVIP Dimensional/ Vanguard Total Bond Fund - Standard Class Subaccount	LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class Subaccount	LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class Subaccount	LVIP Franklin Templeton Multi-Asset Opportunities Fund - Standard Class Subaccount	LVIP Franklin Templeton Value Managed Volatility Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2016	$4,437,665	$408,799,837	$3,514,167	$683,969,015	$2,083,712	$—	$166,643,018
Changes From Operations:
• Net investment income (loss)	17,817	(722,439)	61,749	(2,278,673)	(8,848)	—	2,017,393
• Net realized gain (loss) on investments	302,418	633,124	1,809	(7,135,923)	(30,408)	—	1,692,067
• Net change in unrealized appreciation or depreciation on investments	66,793	(410,182)	(45,780)	15,483,363	30,099	—	16,890,441
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	387,028	(499,497)	17,778	6,068,767	(9,157)	—	20,599,901
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	102,102	38,965,967	593,624	65,572,647	133,724	—	52,503,201
• Contract withdrawals and transfers to annuity reserves	(38,928)	(33,775,995)	(128,714)	(39,317,724)	(88,330)	—	(10,889,342)
• Contract transfers	(1,433,832)	59,993,262	1,446,715	8,994,145	6,725	—	29,719,928
	(1,370,658)	65,183,234	1,911,625	35,249,068	52,119	—	71,333,787
Annuity Reserves:
• Annuity Payments	—	(2,028)	—	(223)	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	(545)	—	—	—
	—	(2,028)	—	(768)	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(1,370,658)	65,181,206	1,911,625	35,248,300	52,119	—	71,333,787
TOTAL INCREASE (DECREASE) IN NET ASSETS	(983,630)	64,681,709	1,929,403	41,317,067	42,962	—	91,933,688
NET ASSETS AT DECEMBER 31, 2016	3,454,035	473,481,546	5,443,570	725,286,082	2,126,674	—	258,576,706
Changes From Operations:
• Net investment income (loss)	9,298	665,889	110,653	(3,824,960)	84,868	286	4,547,556
• Net realized gain (loss) on investments	87,620	332,563	11,641	4,947,793	10,332	—	1,097,717
• Net change in unrealized appreciation or depreciation on investments	357,544	3,967,678	26,454	134,434,550	290,597	(286)	19,381,315
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	454,462	4,966,130	148,748	135,557,383	385,797	—	25,026,588
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	218,853	73,109,943	3,216,925	66,386,492	4,040,960	13,429	15,904,100
• Contract withdrawals and transfers to annuity reserves	(305,372)	(41,230,594)	(782,913)	(51,914,119)	(160,766)	—	(15,258,482)
• Contract transfers	(1,475,182)	60,588,329	417,423	(32,611,097)	1,031,005	—	26,108,112
	(1,561,701)	92,467,678	2,851,435	(18,138,724)	4,911,199	13,429	26,753,730
Annuity Reserves:
• Annuity Payments	—	(2,112)	—	(1,442)	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	1	—	84	—	—	—
	—	(2,111)	—	(1,358)	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(1,561,701)	92,465,567	2,851,435	(18,140,082)	4,911,199	13,429	26,753,730
TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,107,239)	97,431,697	3,000,183	117,417,301	5,296,996	13,429	51,780,318
NET ASSETS AT DECEMBER 31, 2017	$2,346,796	$570,913,243	$8,443,753	$842,703,383	$7,423,670	$13,429	$310,357,024

See accompanying notes.

	LVIP Franklin Templeton Value Managed Volatility Fund - Standard Class Subaccount	LVIP Global Conservative Allocation Managed Risk Fund - Service Class Subaccount	LVIP Global Conservative Allocation Managed Risk Fund - Standard Class Subaccount	LVIP Global Growth Allocation Managed Risk Fund - Service Class Subaccount	LVIP Global Growth Allocation Managed Risk Fund - Standard Class Subaccount	LVIP Global Income Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2016	$9,674	$1,244,285,799	$113,698	$8,408,274,523	$4,002,312	$599,143,037
Changes From Operations:
• Net investment income (loss)	203	3,395,881	2,885	14,190,678	50,713	(9,714,796)
• Net realized gain (loss) on investments	(766)	24,578,959	3,312	13,350,811	(493)	(981,694)
• Net change in unrealized appreciation or depreciation on investments	1,643	10,213,318	1,105	210,948,115	108,205	2,184,123
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,080	38,188,158	7,302	238,489,604	158,425	(8,512,367)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	49,501,176	—	244,353,868	23	24,796,171
• Contract withdrawals and transfers to annuity reserves	(132)	(109,799,431)	(45,529)	(466,038,614)	(150,746)	(41,469,325)
• Contract transfers	(286)	33,337,383	99,994	(218,419,014)	355	20,282,941
	(418)	(26,960,872)	54,465	(440,103,760)	(150,368)	3,609,787
Annuity Reserves:
• Annuity Payments	—	(3,706)	—	(1,938)	—	(32,740)
• Receipt (reimbursement) of mortality guarantee adjustments	—	1,991	—	1,958	—	(1,694)
	—	(1,715)	—	20	—	(34,434)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(418)	(26,962,587)	54,465	(440,103,740)	(150,368)	3,575,353
TOTAL INCREASE (DECREASE) IN NET ASSETS	662	11,225,571	61,767	(201,614,136)	8,057	(4,937,014)
NET ASSETS AT DECEMBER 31, 2016	10,336	1,255,511,370	175,465	8,206,660,387	4,010,369	594,206,023
Changes From Operations:
• Net investment income (loss)	315	3,416,488	3,051	47,734,411	126,737	(10,240,179)
• Net realized gain (loss) on investments	1	20,830,534	1,450	81,643,441	12,841	2,175,200
• Net change in unrealized appreciation or depreciation on investments	774	73,431,387	12,641	941,703,538	474,412	26,993,047
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,090	97,678,409	17,142	1,071,081,390	613,990	18,928,068
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	25,506,601	—	186,282,640	2,587,311	11,350,776
• Contract withdrawals and transfers to annuity reserves	(122)	(117,440,614)	(4,182)	(573,375,646)	(183,294)	(53,177,368)
• Contract transfers	278	(73,653,698)	1,589	(214,989,293)	50,086	80,454,885
	156	(165,587,711)	(2,593)	(602,082,299)	2,454,103	38,628,293
Annuity Reserves:
• Annuity Payments	—	(7,391)	—	(21,659)	—	(36,625)
• Receipt (reimbursement) of mortality guarantee adjustments	—	780	—	14,314	—	(462)
	—	(6,611)	—	(7,345)	—	(37,087)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	156	(165,594,322)	(2,593)	(602,089,644)	2,454,103	38,591,206
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,246	(67,915,913)	14,549	468,991,746	3,068,093	57,519,274
NET ASSETS AT DECEMBER 31, 2017	$11,582	$1,187,595,457	$190,014	$8,675,652,133	$7,078,462	$651,725,297

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2016 and 2017

	LVIP Global Income Fund - Standard Class Subaccount	LVIP Global Moderate Allocation Managed Risk Fund - Service Class Subaccount	LVIP Global Moderate Allocation Managed Risk Fund - Standard Class Subaccount	LVIP Goldman Sachs Income Builder Fund - Service Class Subaccount	LVIP Goldman Sachs Income Builder Fund - Standard Class Subaccount	LVIP Government Money Market Fund - Service Class Subaccount	LVIP Government Money Market Fund - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2016	$53,033	$6,624,070,189	$767,170	$2,467,548	$19,182	$243,717,501	$28,823,142
Changes From Operations:
• Net investment income (loss)	(1,622)	3,575,128	5,974	77,733	829	(4,093,268)	(460,355)
• Net realized gain (loss) on investments	2,594	94,546,065	5,788	(22,853)	(151)	—	—
• Net change in unrealized appreciation or depreciation on investments	(9,201)	65,734,214	15,490	200,936	1,317	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(8,229)	163,855,407	27,252	255,816	1,995	(4,093,268)	(460,355)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	578,640	250,453,417	25,501	1,486,760	15,274	25,690,477	2,309,355
• Contract withdrawals and transfers to annuity reserves	(2,134)	(449,025,570)	(39,628)	(70,092)	(330)	(115,359,862)	(9,541,595)
• Contract transfers	882	(77,167,756)	74,375	(215,510)	(6,899)	71,342,641	5,198,922
	577,388	(275,739,909)	60,248	1,201,158	8,045	(18,326,744)	(2,033,318)
Annuity Reserves:
• Annuity Payments	—	(31,012)	—	—	—	(17,325)	(4,468)
• Receipt (reimbursement) of mortality guarantee adjustments	—	2,349	—	—	—	152	638
	—	(28,663)	—	—	—	(17,173)	(3,830)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	577,388	(275,768,572)	60,248	1,201,158	8,045	(18,343,917)	(2,037,148)
TOTAL INCREASE (DECREASE) IN NET ASSETS	569,159	(111,913,165)	87,500	1,456,974	10,040	(22,437,185)	(2,497,503)
NET ASSETS AT DECEMBER 31, 2016	622,192	6,512,157,024	854,670	3,924,522	29,222	221,280,316	26,325,639
Changes From Operations:
• Net investment income (loss)	(2,781)	32,372,420	15,995	141,009	1,050	(3,062,281)	(301,103)
• Net realized gain (loss) on investments	4,282	72,615,815	1,467	36,970	(185)	7,246	884
• Net change in unrealized appreciation or depreciation on investments	29,409	661,581,775	104,757	212,570	1,728	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	30,910	766,570,010	122,219	390,549	2,593	(3,055,035)	(300,219)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	90,844	160,703,805	45,975	3,621,117	21,232	46,426,263	9,565,897
• Contract withdrawals and transfers to annuity reserves	(26,974)	(512,806,806)	(39,905)	(199,539)	(282)	(105,270,462)	(11,241,149)
• Contract transfers	11,716	(185,783,991)	260,394	1,896,247	(6,866)	53,313,110	(1,531,614)
	75,586	(537,886,992)	266,464	5,317,825	14,084	(5,531,089)	(3,206,866)
Annuity Reserves:
• Annuity Payments	—	(218,255)	—	—	—	(16,419)	(3,202)
• Receipt (reimbursement) of mortality guarantee adjustments	—	(25,901)	—	—	—	349	641
	—	(244,156)	—	—	—	(16,070)	(2,561)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	75,586	(538,131,148)	266,464	5,317,825	14,084	(5,547,159)	(3,209,427)
TOTAL INCREASE (DECREASE) IN NET ASSETS	106,496	228,438,862	388,683	5,708,374	16,677	(8,602,194)	(3,509,646)
NET ASSETS AT DECEMBER 31, 2017	$728,688	$6,740,595,886	$1,243,353	$9,632,896	$45,899	$212,678,122	$22,815,993

See accompanying notes.

	LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Service Class Subaccount	LVIP Invesco Select Equity Managed Volatility Fund - Service Class Subaccount	LVIP Invesco Select Equity Managed Volatility Fund - Standard Class Subaccount	LVIP JPMorgan High Yield Fund - Service Class Subaccount	LVIP JPMorgan High Yield Fund - Standard Class Subaccount	LVIP JPMorgan Retirement Income Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2016	$112,125,691	$112,987,141	$73,270	$144,644,651	$34,516	$—
Changes From Operations:
• Net investment income (loss)	(984,683)	(1,129,898)	(141)	6,142,757	6,765	—
• Net realized gain (loss) on investments	2,859,989	(1,350,182)	(533)	(1,625,716)	(75)	—
• Net change in unrealized appreciation or depreciation on investments	15,150,810	7,921,630	4,476	12,396,752	3,710	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	17,026,116	5,441,550	3,802	16,913,793	10,400	—
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	60,889,322	7,917,385	—	8,901,042	—	—
• Contract withdrawals and transfers to annuity reserves	(8,782,420)	(6,093,015)	(2,537)	(11,596,018)	(1,224)	—
• Contract transfers	71,461,852	5,665,934	(886)	13,096,543	91,655	—
	123,568,754	7,490,304	(3,423)	10,401,567	90,431	—
Annuity Reserves:
• Annuity Payments	—	—	—	(11,441)	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	(218)	—	—
	—	—	—	(11,659)	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	123,568,754	7,490,304	(3,423)	10,389,908	90,431	—
TOTAL INCREASE (DECREASE) IN NET ASSETS	140,594,870	12,931,854	379	27,303,701	100,831	—
NET ASSETS AT DECEMBER 31, 2016	252,720,561	125,918,995	73,649	171,948,352	135,347	—
Changes From Operations:
• Net investment income (loss)	(1,601,550)	(181,744)	484	7,714,343	17,001	28,451
• Net realized gain (loss) on investments	6,955,408	886,284	407	579,309	2,527	34,085
• Net change in unrealized appreciation or depreciation on investments	19,350,771	18,714,807	11,283	96,597	(5,524)	(36,995)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	24,704,629	19,419,347	12,174	8,390,249	14,004	25,541
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	22,941,330	6,355,425	—	12,762,323	190,941	855,362
• Contract withdrawals and transfers to annuity reserves	(15,705,746)	(7,188,987)	(2,587)	(15,058,613)	(8,704)	(50,954)
• Contract transfers	25,066,898	(5,310,095)	(2,844)	3,464,806	(25,047)	686,373
	32,302,482	(6,143,657)	(5,431)	1,168,516	157,190	1,490,781
Annuity Reserves:
• Annuity Payments	—	—	—	(16,114)	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	5	—	—
	—	—	—	(16,109)	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	32,302,482	(6,143,657)	(5,431)	1,152,407	157,190	1,490,781
TOTAL INCREASE (DECREASE) IN NET ASSETS	57,007,111	13,275,690	6,743	9,542,656	171,194	1,516,322
NET ASSETS AT DECEMBER 31, 2017	$309,727,672	$139,194,685	$80,392	$181,491,008	$306,541	$1,516,322

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2016 and 2017

	LVIP JPMorgan Retirement Income Fund - Standard Class Subaccount	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class Subaccount	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class Subaccount	LVIP Managed Risk Profile 2010 Fund - Service Class Subaccount	LVIP Managed Risk Profile 2020 Fund - Service Class Subaccount	LVIP Managed Risk Profile 2030 Fund - Service Class Subaccount	LVIP Managed Risk Profile 2040 Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2016	$—	$386,903,796	$202,679	$4,819,910	$10,787,116	$6,240,374	$5,465,955
Changes From Operations:
• Net investment income (loss)	—	(4,863,746)	(76)	10,380	13,332	(11,707)	(22,236)
• Net realized gain (loss) on investments	—	1,293,611	(2,087)	249,602	426,845	268,454	267,988
• Net change in unrealized appreciation or depreciation on investments	—	40,047,751	28,311	(139,005)	(193,002)	(169,022)	(167,945)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	—	36,477,616	26,148	120,977	247,175	87,725	77,807
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	82,112,328	73,750	26,058	36,815	15,472	59,589
• Contract withdrawals and transfers to annuity reserves	—	(23,599,088)	(40,232)	(376,381)	(829,045)	(707,444)	(253,114)
• Contract transfers	—	46,897,475	(1,336)	565,732	121,924	(617,932)	(1,406,823)
	—	105,410,715	32,182	215,409	(670,306)	(1,309,904)	(1,600,348)
Annuity Reserves:
• Annuity Payments	—	(3,813)	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	122	—	—	—	—	—
	—	(3,691)	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	—	105,407,024	32,182	215,409	(670,306)	(1,309,904)	(1,600,348)
TOTAL INCREASE (DECREASE) IN NET ASSETS	—	141,884,640	58,330	336,386	(423,131)	(1,222,179)	(1,522,541)
NET ASSETS AT DECEMBER 31, 2016	—	528,788,436	261,009	5,156,296	10,363,985	5,018,195	3,943,414
Changes From Operations:
• Net investment income (loss)	17,945	(4,678,737)	20	6,525	(1,082)	(1,909)	9,977
• Net realized gain (loss) on investments	13,568	6,783,383	15,195	168,250	570,448	246,417	154,698
• Net change in unrealized appreciation or depreciation on investments	(17,621)	66,856,636	23,481	224,975	409,536	295,885	339,226
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	13,892	68,961,282	38,696	399,750	978,902	540,393	503,901
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	29,405,366	120,856	67,048	26,828	26,083	126,920
• Contract withdrawals and transfers to annuity reserves	(451)	(35,513,128)	(53,742)	(873,101)	(1,404,361)	(509,371)	(239,932)
• Contract transfers	756,405	27,971,537	(65,899)	1,064,937	209,292	47,656	368,819
	755,954	21,863,775	1,215	258,884	(1,168,241)	(435,632)	255,807
Annuity Reserves:
• Annuity Payments	—	(4,041)	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	164	—	—	—	—	—
	—	(3,877)	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	755,954	21,859,898	1,215	258,884	(1,168,241)	(435,632)	255,807
TOTAL INCREASE (DECREASE) IN NET ASSETS	769,846	90,821,180	39,911	658,634	(189,339)	104,761	759,708
NET ASSETS AT DECEMBER 31, 2017	$769,846	$619,609,616	$300,920	$5,814,930	$10,174,646	$5,122,956	$4,703,122
See accompanying notes.

	LVIP MFS International Equity Managed Volatility Fund - Service Class Subaccount	LVIP MFS International Growth Fund - Service Class Subaccount	LVIP MFS International Growth Fund - Standard Class Subaccount	LVIP MFS Value Fund - Service Class Subaccount	LVIP MFS Value Fund - Standard Class Subaccount	LVIP Mondrian International Value Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2016	$169,165,297	$151,468,387	$21,813	$823,905,112	$8,726	$278,699,287
Changes From Operations:
• Net investment income (loss)	(997,641)	17,206	356	4,488,733	849	3,637,939
• Net realized gain (loss) on investments	(1,383,260)	1,708,538	651	70,698,027	665	6,929,716
• Net change in unrealized appreciation or depreciation on investments	(3,427,852)	(1,248,489)	(213)	25,463,704	544	(3,920,723)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(5,808,753)	477,255	794	100,650,464	2,058	6,646,932
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	22,932,119	4,761,859	—	22,707,053	36,232	4,684,524
• Contract withdrawals and transfers to annuity reserves	(9,814,871)	(11,136,718)	—	(64,621,030)	(55)	(23,926,226)
• Contract transfers	21,779,111	5,898,283	8,176	(6,865,802)	1,574	6,330,030
	34,896,359	(476,576)	8,176	(48,779,779)	37,751	(12,911,672)
Annuity Reserves:
• Annuity Payments	—	(1,570)	—	(57,787)	—	(5,001)
• Receipt (reimbursement) of mortality guarantee adjustments	—	21	—	(799)	—	(145)
	—	(1,549)	—	(58,586)	—	(5,146)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	34,896,359	(478,125)	8,176	(48,838,365)	37,751	(12,916,818)
TOTAL INCREASE (DECREASE) IN NET ASSETS	29,087,606	(870)	8,970	51,812,099	39,809	(6,269,886)
NET ASSETS AT DECEMBER 31, 2016	198,252,903	151,467,517	30,783	875,717,211	48,535	272,429,401
Changes From Operations:
• Net investment income (loss)	(1,065,504)	(728,779)	(24)	2,905,091	21,130	4,539,864
• Net realized gain (loss) on investments	1,824,715	6,790,429	7,895	55,353,186	7,695	1,978,619
• Net change in unrealized appreciation or depreciation on investments	53,464,182	38,473,279	668	78,314,054	64,830	43,341,379
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	54,223,393	44,534,929	8,539	136,572,331	93,655	49,859,862
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	27,100,196	9,861,223	5,805	44,824,792	1,386,224	6,094,883
• Contract withdrawals and transfers to annuity reserves	(13,678,643)	(13,451,900)	—	(74,432,161)	(1,553)	(25,340,245)
• Contract transfers	24,547,971	(2,739,184)	(36,856)	(5,149,123)	1,613	(19,228,139)
	37,969,524	(6,329,861)	(31,051)	(34,756,492)	1,386,284	(38,473,501)
Annuity Reserves:
• Annuity Payments	—	(2,500)	—	(82,100)	—	(7,630)
• Receipt (reimbursement) of mortality guarantee adjustments	—	(133)	—	(1,542)	—	(202)
	—	(2,633)	—	(83,642)	—	(7,832)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	37,969,524	(6,332,494)	(31,051)	(34,840,134)	1,386,284	(38,481,333)
TOTAL INCREASE (DECREASE) IN NET ASSETS	92,192,917	38,202,435	(22,512)	101,732,197	1,479,939	11,378,529
NET ASSETS AT DECEMBER 31, 2017	$290,445,820	$189,669,952	$8,271	$977,449,408	$1,528,474	$283,807,930

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2016 and 2017

	LVI Mondrian International Value Fund - Standard Class Subaccount	LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class Subaccount	LVIP Multi-Manager Global Equity Managed Volatility Fund - Standard Class Subaccount	LVIP PIMCO Low Duration Bond Fund - Service Class Subaccount	LVIP PIMCO Low Duration Bond Fund - Standard Class Subaccount	LVIP Select Core Equity Managed Volatility Fund - Service Class Subaccount	LVIP Select Core Equity Managed Volatility Fund - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2016	$12,634,030	$19,025,104	$—	$220,065,680	$1,512,236	$412,240,126	$621,392
Changes From Operations:
• Net investment income (loss)	140,417	(41,201)	2,441	(205,394)	51,385	(3,877,898)	(553)
• Net realized gain (loss) on investments	302,584	(197,831)	5	867,371	10,129	(1,799,876)	(9,773)
• Net change in unrealized appreciation or depreciation on investments	(206,651)	1,269,746	4,256	1,417,357	(5,537)	24,968,290	19,276
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	236,350	1,030,714	6,702	2,079,334	55,977	19,290,516	8,950
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	205,339	4,447,399	176,718	70,439,661	1,050,183	16,365,647	154,549
• Contract withdrawals and transfers to annuity reserves	(1,274,189)	(1,153,597)	—	(39,018,020)	(261,252)	(22,385,899)	(5,015)
• Contract transfers	(239,927)	4,212,188	—	101,337,310	1,972,785	(9,144,704)	(574,029)
	(1,308,777)	7,505,990	176,718	132,758,951	2,761,716	(15,164,956)	(424,495)
Annuity Reserves:
• Annuity Payments	(3,624)	—	—	(1,175)	—	(3,377)	—
• Receipt (reimbursement) of mortality guarantee adjustments	258	—	—	1,702	—	85	—
	(3,366)	—	—	527	—	(3,292)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(1,312,143)	7,505,990	176,718	132,759,478	2,761,716	(15,168,248)	(424,495)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,075,793)	8,536,704	183,420	134,838,812	2,817,693	4,122,268	(415,545)
NET ASSETS AT DECEMBER 31, 2016	11,558,237	27,561,808	183,420	354,904,492	4,329,929	416,362,394	205,847
Changes From Operations:
• Net investment income (loss)	185,867	(40,598)	1,637	(236,064)	75,896	2,057,292	2,112
• Net realized gain (loss) on investments	108,936	596,241	1,371	546,128	873	9,359,101	9,221
• Net change in unrealized appreciation or depreciation on investments	1,795,641	5,075,013	32,866	(1,211,811)	(27,048)	54,145,743	12,791
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,090,444	5,630,656	35,874	(901,747)	49,721	65,562,136	24,124
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	178,089	3,762,284	—	47,435,438	2,131,398	9,311,562	—
• Contract withdrawals and transfers to annuity reserves	(1,607,027)	(2,110,651)	(4)	(49,452,127)	(90,063)	(29,968,688)	(3,168)
• Contract transfers	(218,220)	7,559,374	—	50,471,208	(140,314)	(24,363,741)	(93,625)
	(1,647,158)	9,211,007	(4)	48,454,519	1,901,021	(45,020,867)	(96,793)
Annuity Reserves:
• Annuity Payments	(1,260)	—	—	(1,155)	—	(3,718)	—
• Receipt (reimbursement) of mortality guarantee adjustments	295	—	—	221	—	115	—
	(965)	—	—	(934)	—	(3,603)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(1,648,123)	9,211,007	(4)	48,453,585	1,901,021	(45,024,470)	(96,793)
TOTAL INCREASE (DECREASE) IN NET ASSETS	442,321	14,841,663	35,870	47,551,838	1,950,742	20,537,666	(72,669)
NET ASSETS AT DECEMBER 31, 2017	$12,000,558	$42,403,471	$219,290	$402,456,330	$6,280,671	$436,900,060	$133,178

See accompanying notes.

	LVIP SSGA Bond Index Fund - Service Class Subaccount	LVIP SSGA Bond Index Fund - Standard Class Subaccount	LVIP SSGA Conservative Index Allocation Fund - Service Class Subaccount	LVIP SSGA Conservative Structured Allocation Fund - Service Class Subaccount	LVIP SSGA Conservative Structured Allocation Fund - Standard Class Subaccount	LVIP SSGA Developed International 150 Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2016	$934,380,829	$741,796	$64,280,361	$177,202,319	$561,459	$136,712,693
Changes From Operations:
• Net investment income (loss)	3,538,097	15,237	132,088	789,975	10,977	2,513,364
• Net realized gain (loss) on investments	4,278,167	73	1,189,035	5,212,591	11,235	1,762,569
• Net change in unrealized appreciation or depreciation on investments	(6,008,706)	(5,548)	1,029,934	2,588,100	12,619	5,984,844
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,807,558	9,762	2,351,057	8,590,666	34,831	10,260,777
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	28,365,956	102,975	2,541,842	9,874,468	—	2,163,184
• Contract withdrawals and transfers to annuity reserves	(95,895,103)	(13,401)	(7,557,416)	(19,333,669)	(40,369)	(11,881,702)
• Contract transfers	104,706,269	296,479	7,179,506	9,141,568	32,323	(433,433)
	37,177,122	386,053	2,163,932	(317,633)	(8,046)	(10,151,951)
Annuity Reserves:
• Annuity Payments	(77,503)	—	(2,364)	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	16	—	(1)	—	—	186
	(77,487)	—	(2,365)	—	—	186
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	37,099,635	386,053	2,161,567	(317,633)	(8,046)	(10,151,765)
TOTAL INCREASE (DECREASE) IN NET ASSETS	38,907,193	395,815	4,512,624	8,273,033	26,785	109,012
NET ASSETS AT DECEMBER 31, 2016	973,288,022	1,137,611	68,792,985	185,475,352	588,244	136,821,705
Changes From Operations:
• Net investment income (loss)	5,132,499	49,977	240,532	2,850,820	19,521	3,756,806
• Net realized gain (loss) on investments	1,796,241	(864)	1,124,114	3,997,030	9,262	3,224,402
• Net change in unrealized appreciation or depreciation on investments	4,911,810	(14,737)	4,412,807	7,012,487	30,716	21,891,294
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	11,840,550	34,376	5,777,453	13,860,337	59,499	28,872,502
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	36,809,586	864,271	2,514,808	6,516,157	87,075	11,552,201
• Contract withdrawals and transfers to annuity reserves	(116,868,717)	(32,590)	(7,125,548)	(17,616,904)	(56,105)	(16,215,335)
• Contract transfers	85,626,110	637,935	2,093,485	97,665	—	2,184,981
	5,566,979	1,469,616	(2,517,255)	(11,003,082)	30,970	(2,478,153)
Annuity Reserves:
• Annuity Payments	(75,747)	—	(2,354)	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	937	—	2	—	—	227
	(74,810)	—	(2,352)	—	—	227
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	5,492,169	1,469,616	(2,519,607)	(11,003,082)	30,970	(2,477,926)
TOTAL INCREASE (DECREASE) IN NET ASSETS	17,332,719	1,503,992	3,257,846	2,857,255	90,469	26,394,576
NET ASSETS AT DECEMBER 31, 2017	$990,620,741	$2,641,603	$72,050,831	$188,332,607	$678,713	$163,216,281

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2016 and 2017

	LVIP SSGA Developed International 150 Fund - Standard Class Subaccount	LVIP SSGA Emerging Markets 100 Fund - Service Class Subaccount	LVIP SSGA Emerging Markets 100 Fund - Standard Class Subaccount	LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class Subaccount	LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class Subaccount	LVIP SSGA International Index Fund - Service Class Subaccount	LVIP SSGA International Index Fund - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2016	$284,992	$153,201,469	$514,809	$866,175,460	$497,007	$257,372,034	$794,436
Changes From Operations:
• Net investment income (loss)	10,090	1,382,882	11,620	(41,818)	6,974	3,145,113	21,338
• Net realized gain (loss) on investments	(1,508)	(7,436,170)	(20,169)	(3,676,794)	(2,972)	431,868	(13,689)
• Net change in unrealized appreciation or depreciation on investments	17,182	27,018,393	85,927	33,318,462	23,414	(5,706,398)	(5,740)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	25,764	20,965,105	77,378	29,599,850	27,416	(2,129,417)	1,909
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	44,178	4,919,695	95,736	33,315,588	—	9,878,086	312,448
• Contract withdrawals and transfers to annuity reserves	(14,977)	(13,432,376)	(58,846)	(53,092,896)	(74,129)	(22,270,330)	(48,372)
• Contract transfers	70,727	(3,674,515)	(15,510)	(38,329,237)	91,274	15,534,298	(176,158)
	99,928	(12,187,196)	21,380	(58,106,545)	17,145	3,142,054	87,918
Annuity Reserves:
• Annuity Payments	—	(1,717)	—	(105,159)	—	(16,624)	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	156	—	627	—	(236)	—
	—	(1,561)	—	(104,532)	—	(16,860)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	99,928	(12,188,757)	21,380	(58,211,077)	17,145	3,125,194	87,918
TOTAL INCREASE (DECREASE) IN NET ASSETS	125,692	8,776,348	98,758	(28,611,227)	44,561	995,777	89,827
NET ASSETS AT DECEMBER 31, 2016	410,684	161,977,817	613,567	837,564,233	541,568	258,367,811	884,263
Changes From Operations:
• Net investment income (loss)	19,438	1,412,427	30,804	17,561,675	24,688	2,092,129	49,920
• Net realized gain (loss) on investments	(2,739)	181,232	22,104	5,753,349	1,706	7,598,264	41,593
• Net change in unrealized appreciation or depreciation on investments	81,152	33,035,560	127,454	78,041,881	53,964	46,931,670	192,708
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	97,851	34,629,219	180,362	101,356,905	80,358	56,622,063	284,221
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	47,192	8,492,353	698,003	33,017,369	97,006	16,478,214	1,553,421
• Contract withdrawals and transfers to annuity reserves	(16,013)	(17,815,333)	(49,279)	(63,042,593)	(17,552)	(29,432,959)	(130,502)
• Contract transfers	49,882	535,466	12,349	(32,179,004)	45,118	(4,575,998)	(160,628)
	81,061	(8,787,514)	661,073	(62,204,228)	124,572	(17,530,743)	1,262,291
Annuity Reserves:
• Annuity Payments	—	(1,451)	—	(108,757)	—	(16,100)	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	187	—	754	—	241	—
	—	(1,264)	—	(108,003)	—	(15,859)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	81,061	(8,788,778)	661,073	(62,312,231)	124,572	(17,546,602)	1,262,291
TOTAL INCREASE (DECREASE) IN NET ASSETS	178,912	25,840,441	841,435	39,044,674	204,930	39,075,461	1,546,512
NET ASSETS AT DECEMBER 31, 2017	$589,596	$187,818,258	$1,455,002	$876,608,907	$746,498	$297,443,272	$2,430,775

See accompanying notes.

	LVIP SSGA International Managed Volatility Fund - Service Class Subaccount	LVIP SSGA International Managed Volatility Fund - Standard Class Subaccount	LVIP SSGA Large Cap 100 Fund - Service Class Subaccount	LVIP SSGA Large Cap 100 Fund - Standard Class Subaccount	LVIP SSGA Large Cap Managed Volatility Fund - Service Class Subaccount	LVIP SSGA Large Cap Managed Volatility Fund - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2016	$79,614,522	$—	$286,594,249	$1,674,464	$172,633,442	$31,051
Changes From Operations:
• Net investment income (loss)	589,729	1,298	1,426,751	23,136	269,023	285
• Net realized gain (loss) on investments	(1,529,815)	(131)	37,544,393	137,905	(219,674)	12
• Net change in unrealized appreciation or depreciation on investments	(4,521,015)	(1,957)	12,246,942	150,158	14,670,664	1,951
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(5,461,101)	(790)	51,218,086	311,199	14,720,013	2,248
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	29,350,547	3	5,869,451	109,048	53,631,641	—
• Contract withdrawals and transfers to annuity reserves	(5,127,975)	(404)	(26,895,020)	(136,495)	(11,161,560)	(12)
• Contract transfers	237,537,206	145,117	(9,811,003)	310,401	34,675,507	2
	261,759,778	144,716	(30,836,572)	282,954	77,145,588	(10)
Annuity Reserves:
• Annuity Payments	—	—	(1,939)	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	601	—	—	—
	—	—	(1,338)	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	261,759,778	144,716	(30,837,910)	282,954	77,145,588	(10)
TOTAL INCREASE (DECREASE) IN NET ASSETS	256,298,677	143,926	20,380,176	594,153	91,865,601	2,238
NET ASSETS AT DECEMBER 31, 2016	335,913,199	143,926	306,974,425	2,268,617	264,499,043	33,289
Changes From Operations:
• Net investment income (loss)	1,158,380	1,054	3,236,747	53,865	122,144	310
• Net realized gain (loss) on investments	4,605,631	2,393	54,764,702	382,440	3,612,039	279
• Net change in unrealized appreciation or depreciation on investments	65,253,170	27,384	(7,458,706)	3,522	50,415,399	5,877
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	71,017,181	30,831	50,542,743	439,827	54,149,582	6,466
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	12,085,316	27	24,418,742	396,964	41,074,368	—
• Contract withdrawals and transfers to annuity reserves	(21,949,969)	(7,186)	(35,550,688)	(184,916)	(17,777,725)	(8)
• Contract transfers	(18,225,073)	(11,316)	3,967,293	55,486	29,106,242	(1,536)
	(28,089,726)	(18,475)	(7,164,653)	267,534	52,402,885	(1,544)
Annuity Reserves:
• Annuity Payments	—	—	(8,523)	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	(15,556)	—	—	—
	—	—	(24,079)	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(28,089,726)	(18,475)	(7,188,732)	267,534	52,402,885	(1,544)
TOTAL INCREASE (DECREASE) IN NET ASSETS	42,927,455	12,356	43,354,011	707,361	106,552,467	4,922
NET ASSETS AT DECEMBER 31, 2017	$378,840,654	$156,282	$350,328,436	$2,975,978	$371,051,510	$38,211

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2016 and 2017

	LVIP SSGA Mid-Cap Index Fund - Service Class Subaccount	LVIP SSGA Mid-Cap Index Fund - Standard Class Subaccount	LVIP SSGA Moderate Index Allocation Fund - Service Class Subaccount	LVIP SSGA Moderate Index Allocation Fund - Standard Class Subaccount	LVIP SSGA Moderate Structured Allocation Fund - Service Class Subaccount	LVIP SSGA Moderate Structured Allocation Fund - Standard Class Subaccount	LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2016	$—	$—	$189,010,996	$—	$752,630,226	$169,228	$158,020,143
Changes From Operations:
• Net investment income (loss)	—	—	424,153	—	3,265,911	3,500	420,545
• Net realized gain (loss) on investments	—	—	4,525,702	—	28,047,549	5,389	3,832,769
• Net change in unrealized appreciation or depreciation on investments	—	—	3,888,679	—	21,630,239	6,060	4,163,367
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	—	—	8,838,534	—	52,943,699	14,949	8,416,681
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	—	12,041,149	—	27,138,289	—	4,617,312
• Contract withdrawals and transfers to annuity reserves	—	—	(16,530,976)	—	(70,164,154)	—	(11,604,725)
• Contract transfers	—	—	8,622,352	—	3,121,679	271	5,087,315
	—	—	4,132,525	—	(39,904,186)	271	(1,900,098)
Annuity Reserves:
• Annuity Payments	—	—	(1,759)	—	(14,421)	—	(2,324)
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	(1)	—	4,103	—	(1)
	—	—	(1,760)	—	(10,318)	—	(2,325)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	—	—	4,130,765	—	(39,914,504)	271	(1,902,423)
TOTAL INCREASE (DECREASE) IN NET ASSETS	—	—	12,969,299	—	13,029,195	15,220	6,514,258
NET ASSETS AT DECEMBER 31, 2016	—	—	201,980,295	—	765,659,421	184,448	164,534,401
Changes From Operations:
• Net investment income (loss)	68,004	10,716	726,896	578	15,865,205	6,287	569,545
• Net realized gain (loss) on investments	224,222	11,704	4,826,953	375	23,137,507	6,609	4,184,064
• Net change in unrealized appreciation or depreciation on investments	2,043,352	90,451	19,534,901	(593)	43,334,685	10,595	19,446,102
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,335,578	112,871	25,088,750	360	82,337,397	23,491	24,199,711
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	14,231,477	909,761	17,217,411	156,269	24,871,307	—	9,715,499
• Contract withdrawals and transfers to annuity reserves	(760,019)	(17,881)	(17,783,030)	(73)	(62,964,416)	(51,505)	(12,897,940)
• Contract transfers	17,795,019	246,657	2,197,761	(127,543)	(4,833,317)	30,518	5,518,781
	31,266,477	1,138,537	1,632,142	28,653	(42,926,426)	(20,987)	2,336,340
Annuity Reserves:
• Annuity Payments	—	—	(1,813)	—	(17,628)	—	(2,442)
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	1	—	3,269	—	1
	—	—	(1,812)	—	(14,359)	—	(2,441)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	31,266,477	1,138,537	1,630,330	28,653	(42,940,785)	(20,987)	2,333,899
TOTAL INCREASE (DECREASE) IN NET ASSETS	33,602,055	1,251,408	26,719,080	29,013	39,396,612	2,504	26,533,610
NET ASSETS AT DECEMBER 31, 2017	$33,602,055	$1,251,408	$228,699,375	$29,013	$805,056,033	$186,952	$191,068,011

See accompanying notes.

	LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class Subaccount	LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class Subaccount	LVIP SSGA Moderately Aggressive Structured Allocation Fund - Standard Class Subaccount	LVIP SSGA S&P 500 Index Fund - Service Class Subaccount	LVIP SSGA S&P 500 Index Fund - Standard Class Subaccount	LVIP SSGA Small-Cap Index Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2016	$—	$403,797,689	$—	$855,810,465	$32,697,167	$251,759,365
Changes From Operations:
• Net investment income (loss)	—	2,037,774	13,102	1,385,212	280,570	(1,216,901)
• Net realized gain (loss) on investments	—	16,116,714	20,314	45,678,817	1,298,045	14,307,114
• Net change in unrealized appreciation or depreciation on investments	—	13,988,348	21,659	32,843,563	1,850,457	30,944,965
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	—	32,142,836	55,075	79,907,592	3,429,072	44,035,178
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	10,948,431	588,827	40,192,859	1,744,568	8,588,493
• Contract withdrawals and transfers to annuity reserves	—	(28,913,034)	—	(77,351,412)	(3,601,391)	(21,805,628)
• Contract transfers	—	(1,366,621)	—	13,110,552	4,287,504	(7,661,223)
	—	(19,331,224)	588,827	(24,048,001)	2,430,681	(20,878,358)
Annuity Reserves:
• Annuity Payments	—	—	—	(76,269)	(6,915)	(9,181)
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	(7,750)	457	(2,680)
	—	—	—	(84,019)	(6,458)	(11,861)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	—	(19,331,224)	588,827	(24,132,020)	2,424,223	(20,890,219)
TOTAL INCREASE (DECREASE) IN NET ASSETS	—	12,811,612	643,902	55,775,572	5,853,295	23,144,959
NET ASSETS AT DECEMBER 31, 2016	—	416,609,301	643,902	911,586,037	38,550,462	274,904,324
Changes From Operations:
• Net investment income (loss)	5,431	9,839,046	86,512	564,089	286,318	(2,421,975)
• Net realized gain (loss) on investments	781	13,723,556	16,047	59,049,578	2,167,485	19,833,380
• Net change in unrealized appreciation or depreciation on investments	(1,128)	28,844,082	47,522	117,769,002	5,159,371	16,100,671
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	5,084	52,406,684	150,081	177,382,669	7,613,174	33,512,076
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	204,255	12,393,593	1,543,659	90,699,413	4,474,612	26,702,595
• Contract withdrawals and transfers to annuity reserves	(6)	(33,531,506)	(24,693)	(99,114,734)	(3,792,867)	(27,207,505)
• Contract transfers	71,327	13,099,427	40,000	17,459,803	(339,919)	3,364,014
	275,576	(8,038,486)	1,558,966	9,044,482	341,826	2,859,104
Annuity Reserves:
• Annuity Payments	—	—	—	(91,454)	(11,347)	(10,966)
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	1,750	(670)	222
	—	—	—	(89,704)	(12,017)	(10,744)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	275,576	(8,038,486)	1,558,966	8,954,778	329,809	2,848,360
TOTAL INCREASE (DECREASE) IN NET ASSETS	280,660	44,368,198	1,709,047	186,337,447	7,942,983	36,360,436
NET ASSETS AT DECEMBER 31, 2017	$280,660	$460,977,499	$2,352,949	$1,097,923,484	$46,493,445	$311,264,760

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2016 and 2017

	LVIP SSGA Small-Cap Index Fund - Standard Class Subaccount	LVIP SSGA Small-Mid Cap 200 Fund - Service Class Subaccount	LVIP SSGA Small-Mid Cap 200 Fund - Standard Class Subaccount	LVIP SSGA SMID Cap Managed Volatility Fund - Service Class Subaccount	LVIP SSGA SMID Cap Managed Volatility Fund - Standard Class Subaccount	LVIP T. Rowe Price Growth Stock Fund - Service Class Subaccount	LVIP T. Rowe Price Growth Stock Fund - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2016	$2,000,553	$108,191,274	$1,642,914	$173,814,321	$155,922	$258,976,178	$114,980
Changes From Operations:
• Net investment income (loss)	22,167	425,543	22,631	(1,122,080)	413	(3,892,172)	(1,179)
• Net realized gain (loss) on investments	47,587	5,591,218	38,250	(667,259)	(1,811)	13,603,794	7,962
• Net change in unrealized appreciation or depreciation on investments	431,894	22,517,410	404,773	31,598,278	20,246	(11,031,196)	25,025
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	501,648	28,534,171	465,654	29,808,939	18,848	(1,319,574)	31,808
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	794,430	4,721,134	230,649	37,073,061	—	10,770,892	568,157
• Contract withdrawals and transfers to annuity reserves	(83,078)	(8,655,593)	(145,864)	(10,601,324)	(2,557)	(18,311,774)	(31,488)
• Contract transfers	(81,444)	(406,180)	(15,138)	38,347,040	(38,504)	(16,170,354)	1,040
	629,908	(4,340,639)	69,647	64,818,777	(41,061)	(23,711,236)	537,709
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	(8,536)	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	118	—	—	—	(549)	—
	—	118	—	—	—	(9,085)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	629,908	(4,340,521)	69,647	64,818,777	(41,061)	(23,720,321)	537,709
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,131,556	24,193,650	535,301	94,627,716	(22,213)	(25,039,895)	569,517
NET ASSETS AT DECEMBER 31, 2016	3,132,109	132,384,924	2,178,215	268,442,037	133,709	233,936,283	684,497
Changes From Operations:
• Net investment income (loss)	27,901	929,920	58,543	(1,475,635)	450	(4,297,469)	(1,051)
• Net realized gain (loss) on investments	186,932	14,138,050	270,093	3,090,111	3,036	22,431,801	49,765
• Net change in unrealized appreciation or depreciation on investments	437,166	(9,114,682)	(156,353)	36,101,927	8,459	53,245,569	227,850
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	651,999	5,953,288	172,283	37,716,403	11,945	71,379,901	276,564
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	2,297,851	14,733,492	934,396	31,911,788	—	16,572,706	471,253
• Contract withdrawals and transfers to annuity reserves	(167,836)	(13,133,273)	(226,138)	(18,335,521)	(4,298)	(22,096,667)	(37,463)
• Contract transfers	627,522	2,643,705	301,963	47,141,629	(46,980)	2,830,570	56,395
	2,757,537	4,243,924	1,010,221	60,717,896	(51,278)	(2,693,391)	490,185
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	(11,634)	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	135	—	—	—	632	—
	—	135	—	—	—	(11,002)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	2,757,537	4,244,059	1,010,221	60,717,896	(51,278)	(2,704,393)	490,185
TOTAL INCREASE (DECREASE) IN NET ASSETS	3,409,536	10,197,347	1,182,504	98,434,299	(39,333)	68,675,508	766,749
NET ASSETS AT DECEMBER 31, 2017	$6,541,645	$142,582,271	$3,360,719	$366,876,336	$94,376	$302,611,791	$1,451,246
See accompanying notes.

	LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class Subaccount	LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class Subaccount	LVIP U.S. Growth Allocation Managed Risk Fund - Service Class Subaccount	LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class Subaccount	LVIP Vanguard Domestic Equity ETF Fund - Service Class Subaccount	LVIP Vanguard Domestic Equity ETF Fund - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2016	$115,246,446	$2,836,264	$235,159,439	$33,058	$107,974,953	$530,619
Changes From Operations:
• Net investment income (loss)	(1,756,503)	(42,048)	(92,456)	210	(25,967)	4,280
• Net realized gain (loss) on investments	8,143,664	239,222	(266,012)	(1)	3,684,591	19,937
• Net change in unrealized appreciation or depreciation on investments	(339,101)	(25,477)	15,248,961	930	8,358,390	39,687
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	6,048,060	171,697	14,890,493	1,139	12,017,014	63,904
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	6,037,799	56,672	155,697,721	—	6,519,495	183,357
• Contract withdrawals and transfers to annuity reserves	(9,260,986)	(430,536)	(19,851,461)	(1,348)	(9,086,852)	(31,511)
• Contract transfers	(1,237,734)	288,070	198,514,971	635	18,352,852	(130,753)
	(4,460,921)	(85,794)	334,361,231	(713)	15,785,495	21,093
Annuity Reserves:
• Annuity Payments	(5,343)	—	—	—	(17,146)	—
• Receipt (reimbursement) of mortality guarantee adjustments	11	—	—	—	(8,290)	—
	(5,332)	—	—	—	(25,436)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(4,466,253)	(85,794)	334,361,231	(713)	15,760,059	21,093
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,581,807	85,903	349,251,724	426	27,777,073	84,997
NET ASSETS AT DECEMBER 31, 2016	116,828,253	2,922,167	584,411,163	33,484	135,752,026	615,616
Changes From Operations:
• Net investment income (loss)	(2,211,156)	(47,451)	1,440,617	330	(124,390)	10,805
• Net realized gain (loss) on investments	8,713,280	269,732	14,653,449	686	6,345,041	18,425
• Net change in unrealized appreciation or depreciation on investments	21,257,903	458,563	76,539,509	3,735	20,642,347	134,253
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	27,760,027	680,844	92,633,575	4,751	26,862,998	163,483
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	18,625,107	767,873	129,007,710	—	33,825,663	319,204
• Contract withdrawals and transfers to annuity reserves	(11,601,879)	(415,714)	(37,148,288)	(2,205)	(9,677,246)	(29,882)
• Contract transfers	11,573,317	13,010	136,222,173	(759)	11,933,268	300,864
	18,596,545	365,169	228,081,595	(2,964)	36,081,685	590,186
Annuity Reserves:
• Annuity Payments	(5,964)	—	—	—	(29,751)	—
• Receipt (reimbursement) of mortality guarantee adjustments	21	—	—	—	11	—
	(5,943)	—	—	—	(29,740)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	18,590,602	365,169	228,081,595	(2,964)	36,051,945	590,186
TOTAL INCREASE (DECREASE) IN NET ASSETS	46,350,629	1,046,013	320,715,170	1,787	62,914,943	753,669
NET ASSETS AT DECEMBER 31, 2017	$163,178,882	$3,968,180	$905,126,333	$35,271	$198,666,969	$1,369,285

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2016 and 2017

	LVIP Vanguard International Equity ETF Fund - Service Class Subaccount	LVIP VIP LVIP Vanguard International Equity ETF Fund - Standard Class Subaccount	LVIP VIP Mid Cap Managed Volatility Portfolio - Service Class Subaccount	Mid Cap Managed Volatility Portfolio - Standard Class Subaccount	LVIP Wellington Capital Growth Fund - Service Class Subaccount	LVIP Wellington Capital Growth Fund - Standard Class Subaccount	LVIP Wellington Mid-Cap Value Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2016	$67,184,750	$685,549	$66,898,619	$87,497	$313,479,427	$—	$74,397,028
Changes From Operations:
• Net investment income (loss)	473,289	10,117	(1,139,629)	(434)	(3,199,088)	(5)	(1,020,272)
• Net realized gain (loss) on investments	(674,085)	(5,418)	3,337,158	(2,038)	33,221,774	(47)	2,957,961
• Net change in unrealized appreciation or depreciation on investments	1,589,008	26,249	4,186,453	5,888	(32,961,975)	—	6,687,144
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,388,212	30,948	6,383,982	3,416	(2,939,289)	(52)	8,624,833
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	4,792,450	90,937	3,435,040	—	4,442,512	6,340	4,475,446
• Contract withdrawals and transfers to annuity reserves	(3,734,555)	(128,600)	(3,142,727)	(3,114)	(21,993,287)	—	(6,605,232)
• Contract transfers	6,125,041	40,040	(73,574,914)	(87,799)	782,164	(6,288)	4,523,514
	7,182,936	2,377	(73,282,601)	(90,913)	(16,768,611)	52	2,393,728
Annuity Reserves:
• Annuity Payments	(4,670)	—	—	—	(1,977)	—	(6,525)
• Receipt (reimbursement) of mortality guarantee adjustments	(2,877)	—	—	—	—	—	—
	(7,547)	—	—	—	(1,977)	—	(6,525)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	7,175,389	2,377	(73,282,601)	(90,913)	(16,770,588)	52	2,387,203
TOTAL INCREASE (DECREASE) IN NET ASSETS	8,563,601	33,325	(66,898,619)	(87,497)	(19,709,877)	—	11,012,036
NET ASSETS AT DECEMBER 31, 2016	75,748,351	718,874	—	—	293,769,550	—	85,409,064
Changes From Operations:
• Net investment income (loss)	650,762	20,889	—	—	(3,441,702)	(96)	(1,281,527)
• Net realized gain (loss) on investments	1,665,183	22,884	—	—	41,145,307	4,777	5,972,853
• Net change in unrealized appreciation or depreciation on investments	20,011,789	189,764	—	—	56,418,149	1,918	5,314,980
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	22,327,734	233,537	—	—	94,121,754	6,599	10,006,306
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	24,773,879	335,210	—	—	5,353,349	57	9,142,513
• Contract withdrawals and transfers to annuity reserves	(8,317,827)	(97,101)	—	—	(24,761,588)	—	(8,184,509)
• Contract transfers	17,666,050	345,957	—	—	(30,693,777)	56,716	2,257,681
	34,122,102	584,066	—	—	(50,102,016)	56,773	3,215,685
Annuity Reserves:
• Annuity Payments	(8,990)	—	—	—	(12,043)	—	(7,186)
• Receipt (reimbursement) of mortality guarantee adjustments	3	—	—	—	(1,321)	—	12
	(8,987)	—	—	—	(13,364)	—	(7,174)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	34,113,115	584,066	—	—	(50,115,380)	56,773	3,208,511
TOTAL INCREASE (DECREASE) IN NET ASSETS	56,440,849	817,603	—	—	44,006,374	63,372	13,214,817
NET ASSETS AT DECEMBER 31, 2017	$132,189,200	$1,536,477	$—	$—	$337,775,924	$63,372	$98,623,881

See accompanying notes.

	LVIP Wellington Mid-Cap Value Fund - Standard Class Subaccount	LVIP Western Asset Core Bond Fund - Service Class Subaccount	LVIP Western Asset Core Bond Fund - Standard Class Subaccount	MFS® VIT Growth Series - Initial Class Subaccount	MFS® VIT Growth Series - Service Class Subaccount	MFS® VIT Total Return Series - Initial Class Subaccount
NET ASSETS AT JANUARY 1, 2016	$—	$—	$—	$3,321,139	$64,088,413	$7,565,445
Changes From Operations:
• Net investment income (loss)	140	—	—	(43,501)	(1,008,194)	117,601
• Net realized gain (loss) on investments	229	—	—	276,392	5,660,267	1,657,237
• Net change in unrealized appreciation or depreciation on investments	8,797	—	—	(199,438)	(3,802,973)	(1,208,244)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	9,166	—	—	33,453	849,100	566,594
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	178,101	—	—	68,879	6,235,987	31,047
• Contract withdrawals and transfers to annuity reserves	—	—	—	(212,414)	(6,036,791)	(695,695)
• Contract transfers	66,133	—	—	(30,158)	14,077,558	110,990
	244,234	—	—	(173,693)	14,276,754	(553,658)
Annuity Reserves:
• Annuity Payments	—	—	—	—	(840)	(3,110)
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	(145)	89
	—	—	—	—	(985)	(3,021)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	244,234	—	—	(173,693)	14,275,769	(556,679)
TOTAL INCREASE (DECREASE) IN NET ASSETS	253,400	—	—	(140,240)	15,124,869	9,915
NET ASSETS AT DECEMBER 31, 2016	253,400	—	—	3,180,899	79,213,282	7,575,360
Changes From Operations:
• Net investment income (loss)	160	299,664	8,815	(44,590)	(1,291,157)	57,376
• Net realized gain (loss) on investments	8,267	8,694	(5)	1,436,307	6,953,549	576,313
• Net change in unrealized appreciation or depreciation on investments	28,361	(206,373)	(3,945)	(483,131)	17,785,283	96,046
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	36,788	101,985	4,865	908,586	23,447,675	729,735
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	12,392	16,569,130	511,959	375,391	10,094,542	51,258
• Contract withdrawals and transfers to annuity reserves	(78)	(1,049,178)	(3,101)	(575,693)	(6,414,327)	(1,264,052)
• Contract transfers	38,485	22,620,969	108,378	(150,645)	(328,196)	(469,816)
	50,799	38,140,921	617,236	(350,947)	3,352,019	(1,682,610)
Annuity Reserves:
• Annuity Payments	—	—	—	—	(1,887)	(3,268)
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	(164)	100
	—	—	—	—	(2,051)	(3,168)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	50,799	38,140,921	617,236	(350,947)	3,349,968	(1,685,778)
TOTAL INCREASE (DECREASE) IN NET ASSETS	87,587	38,242,906	622,101	557,639	26,797,643	(956,043)
NET ASSETS AT DECEMBER 31, 2017	$340,987	$38,242,906	$622,101	$3,738,538	$106,010,925	$6,619,317

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2016 and 2017

MFS® VIT Total Return Series - Service Class	MFS® VIT Utilities Series - Initial Class Subaccount	MFS® VIT Utilities Series - Service Class Subaccount	MFS® VIT II Core Equity Portfolio - Service Class Subaccount	MFS® VIT II International Value Portfolio - Initial Class Subaccount	MFS® VIT II International Value Portfolio - Service Class Subaccount	Morgan Stanley VIF Global Infrastructure Portfolio - Class I Subaccount	Morgan Stanley VIF Global Infrastructure Portfolio - Class II Subaccount
NET ASSETS AT JANUARY 1, 2016	$4,724	$7,611,161	$187,475,679	$2,350,101	$156,900	$10,588,129	$44,586
Changes From Operations:
• Net investment income (loss)	107,383	196,524	4,134,960	(25,618)	3,275	8,747	1,033
• Net realized gain (loss) on investments	211,912	289,475	2,749,302	139,508	6,863	310,416	2,411
• Net change in unrealized appreciation or depreciation on investments	(77,751)	241,102	10,827,723	78,962	(5,819)	(61,062)	3,244
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	241,544	727,101	17,711,985	192,852	4,319	258,101	6,688
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	13,727,617	11,597	4,994,888	2,211	36,657	4,613,537	18,239
• Contract withdrawals and transfers to annuity reserves	(944,118)	(679,837)	(19,495,299)	(108,465)	(10,999)	(712,351)	(5,439)
• Contract transfers	17,205,415	(410,724)	4,701,191	(232,004)	136,927	2,675,392	11,408
	29,988,914	(1,078,964)	(9,799,220)	(338,258)	162,585	6,576,578	24,208
Annuity Reserves:
• Annuity Payments	—	(5,481)	(16,955)	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	885	1,684	—	—	—	—
	—	(4,596)	(15,271)	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	29,988,914	(1,083,560)	(9,814,491)	(338,258)	162,585	6,576,578	24,208
TOTAL INCREASE (DECREASE) IN NET ASSETS	30,230,458	(356,459)	7,897,494	(145,406)	166,904	6,834,679	30,896
NET ASSETS AT DECEMBER 31, 2016	30,235,182	7,254,702	195,373,173	2,204,695	323,804	17,422,808	75,482
Changes From Operations:
• Net investment income (loss)	424,632	209,007	4,895,363	(22,181)	5,514	47,942	2,427
• Net realized gain (loss) on investments	1,937,497	1,397,162	1,565,434	135,863	7,492	416,466	2,054
• Net change in unrealized appreciation or depreciation on investments	2,815,013	(693,296)	17,358,723	354,765	118,738	4,713,601	5,992
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	5,177,142	912,873	23,819,520	468,447	131,744	5,178,009	10,473
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	18,792,490	75,060	4,330,088	6,970	480,559	3,776,430	73,051
• Contract withdrawals and transfers to annuity reserves	(3,488,197)	(642,842)	(21,494,574)	(103,525)	(34,326)	(1,314,211)	(964)
• Contract transfers	18,809,845	(504,881)	(7,566,539)	(85,485)	132,881	5,695,826	134,255
	34,114,138	(1,072,663)	(24,731,025)	(182,040)	579,114	8,158,045	206,342
Annuity Reserves:
• Annuity Payments	—	(6,080)	(19,041)	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	1,053	2,500	—	—	—	—
	—	(5,027)	(16,541)	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	34,114,138	(1,077,690)	(24,747,566)	(182,040)	579,114	8,158,045	206,342
TOTAL INCREASE (DECREASE) IN NET ASSETS	39,291,280	(164,817)	(928,046)	286,407	710,858	13,336,054	216,815
NET ASSETS AT DECEMBER 31, 2017	$69,526,462	$7,089,885	$194,445,127	$2,491,102	$1,034,662	$30,758,862	$292,297

See accompanying notes.

MFS® VIT Total Return Series - Service Class	Morgan Stanley VIF Growth Portfolio - Class II Subaccount	Neuberger Berman AMT Mid Cap Growth Portfolio - I Class Subaccount	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class Subaccount	Oppenheimer Global Fund/VA Service Shares Subaccount	Oppenheimer International Growth Fund/VA Non-Service Shares Subaccount	Subaccount
NET ASSETS AT JANUARY 1, 2016	$3,211,909	$1,801,323	$—	$29,139,938	$7,985,822	$554,988
Changes From Operations:
• Net investment income (loss)	42,989	(15,514)	(3)	(297,340)	(14,866)	3,784
• Net realized gain (loss) on investments	215,365	299,846	73	2,876,713	586,777	8,097
• Net change in unrealized appreciation or depreciation on investments	235,982	(332,465)	—	1,140,597	(620,710)	(27,283)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	494,336	(48,133)	70	3,719,970	(48,799)	(15,402)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	955,125	70	1	206,356	17,651	37,916
• Contract withdrawals and transfers to annuity reserves	(274,428)	(138,006)	(71)	(3,353,524)	(552,738)	(36,790)
• Contract transfers	1,529,842	(34,034)	—	(1,509,862)	361,683	(7,893)
	2,210,539	(171,970)	(70)	(4,657,030)	(173,404)	(6,767)
Annuity Reserves:
• Annuity Payments	—	—	—	(4,733)	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	143	—	—
	—	—	—	(4,590)	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	2,210,539	(171,970)	(70)	(4,661,620)	(173,404)	(6,767)
TOTAL INCREASE (DECREASE) IN NET ASSETS	2,704,875	(220,103)	—	(941,650)	(222,203)	(22,169)
NET ASSETS AT DECEMBER 31, 2016	5,916,784	1,581,220	—	28,198,288	7,763,619	532,819
Changes From Operations:
• Net investment income (loss)	51,113	(20,888)	—	(243,958)	(20,431)	4,959
• Net realized gain (loss) on investments	275,126	293,753	—	1,305,591	423,238	302
• Net change in unrealized appreciation or depreciation on investments	344,492	417,618	—	2,800,430	2,148,652	158,933
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	670,731	690,483	—	3,862,063	2,551,459	164,194
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	1,134,958	7,799	—	171,503	28,070	779,621
• Contract withdrawals and transfers to annuity reserves	(1,214,098)	(269,360)	—	(3,591,544)	(551,510)	(15,832)
• Contract transfers	432,910	382,266	—	(1,093,482)	(743,823)	(2,617)
	353,770	120,705	—	(4,513,523)	(1,267,263)	761,172
Annuity Reserves:
• Annuity Payments	—	—	—	(1,060)	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	187	—	—
	—	—	—	(873)	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	353,770	120,705	—	(4,514,396)	(1,267,263)	761,172
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,024,501	811,188	—	(652,333)	1,284,196	925,366
NET ASSETS AT DECEMBER 31, 2017	$6,941,285	$2,392,408	$—	$27,545,955	$9,047,815	$1,458,185

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2016 and 2017

	Oppenheimer International Growth Fund/VA Service Shares Subaccount	Oppenheimer Main Street Small Cap Fund®/VA Non-Service Shares Subaccount	Oppenheimer Main Street Small Cap Fund®/VA Service Shares Subaccount	PIMCO VIT All Asset All Authority Portfolio - Advisor Class Subaccount	PIMCO VIT All Asset All Authority Portfolio - Institutional Class Subaccount	PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class Subaccount	PIMCO VIT CommodityRealReturn® Strategy Portfolio - Institutional Class Subaccount
NET ASSETS AT JANUARY 1, 2016	$5,928,744	$36,248	$4,495,929	$891,058	$195,479	$9,729,125	$28,443
Changes From Operations:
• Net investment income (loss)	(23,026)	134	(58,483)	25,408	3,944	(51,167)	258
• Net realized gain (loss) on investments	19,327	3,565	172,445	(14,126)	(7,429)	(1,494,074)	(152)
• Net change in unrealized appreciation or depreciation on investments	(284,418)	16,385	957,242	134,388	21,928	2,968,087	4,013
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(288,117)	20,084	1,071,204	145,670	18,443	1,422,846	4,119
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	2,383,357	360,809	1,969,107	268,321	—	1,415,785	—
• Contract withdrawals and transfers to annuity reserves	(372,961)	(782)	(172,585)	(94,081)	(896)	(1,043,347)	(1,927)
• Contract transfers	862,136	64,471	690,279	501,889	(114,811)	1,380,568	(298)
	2,872,532	424,498	2,486,801	676,129	(115,707)	1,753,006	(2,225)
Annuity Reserves:
• Annuity Payments	(1,952)	—	(1,991)	—	—	(5,806)	—
• Receipt (reimbursement) of mortality guarantee adjustments	80	—	84	—	—	1,703	—
	(1,872)	—	(1,907)	—	—	(4,103)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	2,870,660	424,498	2,484,894	676,129	(115,707)	1,748,903	(2,225)
TOTAL INCREASE (DECREASE) IN NET ASSETS	2,582,543	444,582	3,556,098	821,799	(97,264)	3,171,749	1,894
NET ASSETS AT DECEMBER 31, 2016	8,511,287	480,830	8,052,027	1,712,857	98,215	12,900,874	30,337
Changes From Operations:
• Net investment income (loss)	1,969	2,432	(56,004)	98,325	5,242	1,227,836	3,343
• Net realized gain (loss) on investments	59,876	31,708	577,096	6,255	29	(1,206,126)	(9)
• Net change in unrealized appreciation or depreciation on investments	2,267,002	36,710	569,833	88,650	5,473	(19,334)	(2,624)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,328,847	70,850	1,090,925	193,230	10,744	2,376	710
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	2,268,563	59,286	1,800,948	712,814	5,401	340,422	—
• Contract withdrawals and transfers to annuity reserves	(555,492)	(218)	(886,306)	(137,431)	(884)	(928,649)	—
• Contract transfers	1,199,481	(5,051)	568,488	686,918	(33)	173,490	2,039
	2,912,552	54,017	1,483,130	1,262,301	4,484	(414,737)	2,039
Annuity Reserves:
• Annuity Payments	(2,100)	—	(2,283)	—	—	(5,665)	—
• Receipt (reimbursement) of mortality guarantee adjustments	105	—	111	—	—	(133)	—
	(1,995)	—	(2,172)	—	—	(5,798)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	2,910,557	54,017	1,480,958	1,262,301	4,484	(420,535)	2,039
TOTAL INCREASE (DECREASE) IN NET ASSETS	5,239,404	124,867	2,571,883	1,455,531	15,228	(418,159)	2,749
NET ASSETS AT DECEMBER 31, 2017	$13,750,691	$605,697	$10,623,910	$3,168,388	$113,443	$12,482,715	$33,086

See accompanying notes.

	PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class Subaccount	PIMCO VIT Emerging Markets Bond Portfolio - Institutional Class Subaccount	PIMCO VIT Unconstrained Bond Portfolio - Advisor Class Subaccount	PIMCO VIT Unconstrained Bond Portfolio - Institutional Class Subaccount	Putnam VT Absolute Return 500 Fund - Class IA Subaccount	Putnam VT Absolute Return 500 Fund - Class IB Subaccount
NET ASSETS AT JANUARY 1, 2016	$1,432,749	$6,547	$2,656,937	$22,095	$9,644	$2,402,565
Changes From Operations:
• Net investment income (loss)	83,744	493	11,755	354	352	50,141
• Net realized gain (loss) on investments	(19,903)	(6)	(20,593)	(53)	(472)	(27,333)
• Net change in unrealized appreciation or depreciation on investments	104,369	401	124,498	809	9	(36,883)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	168,210	888	115,660	1,110	(111)	(14,075)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	998,094	2,966	934,996	—	—	361,974
• Contract withdrawals and transfers to annuity reserves	(245,566)	(33)	(310,945)	—	(30)	(92,533)
• Contract transfers	597,521	13,197	125,437	10,120	(9,503)	(480,014)
	1,350,049	16,130	749,488	10,120	(9,533)	(210,573)
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	1,350,049	16,130	749,488	10,120	(9,533)	(210,573)
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,518,259	17,018	865,148	11,230	(9,644)	(224,648)
NET ASSETS AT DECEMBER 31, 2016	2,951,008	23,565	3,522,085	33,325	—	2,177,917
Changes From Operations:
• Net investment income (loss)	124,949	1,717	13,652	570	(2)	(30,166)
• Net realized gain (loss) on investments	16,512	693	15,502	1	—	4,428
• Net change in unrealized appreciation or depreciation on investments	111,365	564	106,162	1,187	42	160,802
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	252,826	2,974	135,316	1,758	40	135,064
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	101,840	17,406	93,401	—	1,345	567,517
• Contract withdrawals and transfers to annuity reserves	(122,627)	(201)	(228,673)	—	—	(121,919)
• Contract transfers	421,726	(11,624)	378,499	6,031	—	167,029
	400,939	5,581	243,227	6,031	1,345	612,627
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	400,939	5,581	243,227	6,031	1,345	612,627
TOTAL INCREASE (DECREASE) IN NET ASSETS	653,765	8,555	378,543	7,789	1,385	747,691
NET ASSETS AT DECEMBER 31, 2017	$3,604,773	$32,120	$3,900,628	$41,114	$1,385	$2,925,608

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2016 and 2017

	Putnam VT Equity Income Fund - Class IB Subaccount	Putnam VT George Putnam Balanced Fund - Class IA Subaccount	Putnam VT George Putnam Balanced Fund - Class IB Subaccount	Putnam VT Global Health Care Fund - Class IA Subaccount	Putnam VT Global Health Care Fund - Class IB Subaccount	Putnam VT Growth & Income Fund - Class IB Subaccount	Putnam VT Income Fund - Class IB Subaccount
NET ASSETS AT JANUARY 1, 2016	$—	$—	$—	$19,563	$9,761,142	$1,229,146	$2,051,661
Changes From Operations:
• Net investment income (loss)	—	—	—	(94)	(121,458)	1,177	79,318
• Net realized gain (loss) on investments	—	—	—	1,341	474,518	61,935	(9,173)
• Net change in unrealized appreciation or depreciation on investments	—	—	—	(4,513)	(1,596,605)	83,254	(53,064)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	—	—	—	(3,266)	(1,243,545)	146,366	17,081
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	—	—	9,612	1,467,023	2,768	1,213,529
• Contract withdrawals and transfers to annuity reserves	—	—	—	(8,605)	(581,350)	(143,202)	(148,260)
• Contract transfers	—	—	—	1,907	(1,236,554)	(14,258)	900,422
	—	—	—	2,914	(350,881)	(154,692)	1,965,691
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	—
	—	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	—	—	—	2,914	(350,881)	(154,692)	1,965,691
TOTAL INCREASE (DECREASE) IN NET ASSETS	—	—	—	(352)	(1,594,426)	(8,326)	1,982,772
NET ASSETS AT DECEMBER 31, 2016	—	—	—	19,211	8,166,716	1,220,820	4,034,433
Changes From Operations:
• Net investment income (loss)	(12,342)	(219)	(69,887)	(144)	(100,457)	18,402	119,042
• Net realized gain (loss) on investments	6,384	15	50,361	1,353	855,375	296,458	(9,635)
• Net change in unrealized appreciation or depreciation on investments	138,948	5,101	842,310	4,866	548,386	(259,762)	81,926
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	132,990	4,897	822,784	6,075	1,303,304	55,098	191,333
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	22,957	232,390	4,522,474	60,194	2,008,254	600	1,751,893
• Contract withdrawals and transfers to annuity reserves	(72,800)	(82)	(396,982)	(514)	(737,462)	(61,641)	(386,463)
• Contract transfers	1,135,719	(343)	9,258,574	47,951	2,801,848	(1,214,877)	547,827
	1,085,876	231,965	13,384,066	107,631	4,072,640	(1,275,918)	1,913,257
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	—
	—	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	1,085,876	231,965	13,384,066	107,631	4,072,640	(1,275,918)	1,913,257
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,218,866	236,862	14,206,850	113,706	5,375,944	(1,220,820)	2,104,590
NET ASSETS AT DECEMBER 31, 2017	$1,218,866	$236,862	$14,206,850	$132,917	$13,542,660	$—	$6,139,023
See accompanying notes.

	QS Variable Conservative Growth - Class II Subaccount	Rational Dividend Capture VA Fund Subaccount	SEI VP Market Growth Strategy Fund - Class III Subaccount	SEI VP Market Plus Strategy Fund - Class III Subaccount	Templeton Foreign VIP Fund - Class 1 Subaccount	Templeton Foreign VIP Fund - Class 4 Subaccount
NET ASSETS AT JANUARY 1, 2016	$—	$1,182,870	$797,918	$1,444,007	$19,246	$1,582,413
Changes From Operations:
• Net investment income (loss)	—	45,567	20,437	13,735	347	9,021
• Net realized gain (loss) on investments	—	25,062	18,277	53,897	177	(33,081)
• Net change in unrealized appreciation or depreciation on investments	—	(4,776)	18,604	41,181	903	198,220
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	—	65,853	57,318	108,813	1,427	174,160
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	5,747	982,186	237,693	—	586,717
• Contract withdrawals and transfers to annuity reserves	—	(109,574)	(49,939)	(84,758)	—	(85,957)
• Contract transfers	—	237,755	(27,532)	81,132	116	325,879
	—	133,928	904,715	234,067	116	826,639
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	—	133,928	904,715	234,067	116	826,639
TOTAL INCREASE (DECREASE) IN NET ASSETS	—	199,781	962,033	342,880	1,543	1,000,799
NET ASSETS AT DECEMBER 31, 2016	—	1,382,651	1,759,951	1,786,887	20,789	2,583,212
Changes From Operations:
• Net investment income (loss)	16,983	26,633	5,709	4,588	665	14,343
• Net realized gain (loss) on investments	102,246	10,867	11,284	(3,116)	(57)	58,717
• Net change in unrealized appreciation or depreciation on investments	(95,633)	(73,494)	235,836	293,953	3,118	326,927
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	23,596	(35,994)	252,829	295,425	3,726	399,987
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	408,470	770	911,038	55,853	5,399	428,174
• Contract withdrawals and transfers to annuity reserves	(7,348)	(166,416)	(86,945)	(84,486)	—	(295,732)
• Contract transfers	546,100	87,070	(189,335)	1,014	(169)	20,138
	947,222	(78,576)	634,758	(27,619)	5,230	152,580
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	947,222	(78,576)	634,758	(27,619)	5,230	152,580
TOTAL INCREASE (DECREASE) IN NET ASSETS	970,818	(114,570)	887,587	267,806	8,956	552,567
NET ASSETS AT DECEMBER 31, 2017	$970,818	$1,268,081	$2,647,538	$2,054,693	$29,745	$3,135,779

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2016 and 2017

	Templeton Global Bond VIP Fund - Class 1 Subaccount	Templeton Global Bond VIP Fund - Class 2 Subaccount	Templeton Global Bond VIP Fund - Class 4 Subaccount	Templeton Growth VIP Fund - Class 2 Subaccount	Transparent Value Directional Allocation VI Portfolio - Class I Subaccount	Transparent Value Directional Allocation VI Portfolio - Class II Subaccount
NET ASSETS AT JANUARY 1, 2016	$1,555,040	$396,170,672	$12,874,602	$30,914,559	$33,213	$7,738,723
Changes From Operations:
• Net investment income (loss)	(6,306)	(5,790,335)	(180,805)	104,856	(39)	(37,079)
• Net realized gain (loss) on investments	(19,172)	(8,914,831)	(278,801)	1,072,822	(876)	63,593
• Net change in unrealized appreciation or depreciation on investments	63,028	18,233,573	855,479	972,861	1,667	213,127
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	37,550	3,528,407	395,873	2,150,539	752	239,641
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	57,146	4,415,084	4,332,324	245,458	—	18,635
• Contract withdrawals and transfers to annuity reserves	(46,303)	(38,294,278)	(1,053,766)	(3,290,117)	—	(48,645)
• Contract transfers	(64,106)	(11,085,318)	1,405,034	(421,070)	(33,965)	(7,948,354)
	(53,263)	(44,964,512)	4,683,592	(3,465,729)	(33,965)	(7,978,364)
Annuity Reserves:
• Annuity Payments	—	(6,560)	—	(11,944)	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	137	—	13	—	—
	—	(6,423)	—	(11,931)	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(53,263)	(44,970,935)	4,683,592	(3,477,660)	(33,965)	(7,978,364)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(15,713)	(41,442,528)	5,079,465	(1,327,121)	(33,213)	(7,738,723)
NET ASSETS AT DECEMBER 31, 2016	1,539,327	354,728,144	17,954,067	29,587,438	—	—
Changes From Operations:
• Net investment income (loss)	(8,268)	(5,523,496)	(267,239)	(20,465)	—	—
• Net realized gain (loss) on investments	16,171	(848,040)	91,298	1,268,184	—	—
• Net change in unrealized appreciation or depreciation on investments	4,765	7,917,616	133,891	3,348,344	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	12,668	1,546,080	(42,050)	4,596,063	—	—
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	859,925	2,350,648	4,946,241	212,158	—	—
• Contract withdrawals and transfers to annuity reserves	(68,359)	(39,965,254)	(1,123,802)	(3,659,322)	—	—
• Contract transfers	33,421	15,232,203	4,472,618	(669,664)	—	—
	824,987	(22,382,403)	8,295,057	(4,116,828)	—	—
Annuity Reserves:
• Annuity Payments	—	(9,294)	—	(13,534)	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	(168)	—	432	—	—
	—	(9,462)	—	(13,102)	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	824,987	(22,391,865)	8,295,057	(4,129,930)	—	—
TOTAL INCREASE (DECREASE) IN NET ASSETS	837,655	(20,845,785)	8,253,007	466,133	—	—
NET ASSETS AT DECEMBER 31, 2017	$2,376,982	$333,882,359	$26,207,074	$30,053,571	$—	$—

See accompanying notes.

	VanEck VIP Global Hard Assets Fund - Class S Shares Subaccount	VanEck VIP Global Hard Assets Fund - Initial Class Shares Subaccount	Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares Subaccount	Virtus Newfleet Multi-Sector Intermediate Bond Series - Class I Shares Subaccount	Virtus Rampart Equity Trend Series - Class A Shares Subaccount	Virtus Rampart Equity Trend Series - Class I Shares Subaccount
NET ASSETS AT JANUARY 1, 2016	$1,241,231	$226,309	$6,310,592	$12,189	$3,361,190	$—
Changes From Operations:
• Net investment income (loss)	(17,526)	(14)	300,237	568	(19,383)	—
• Net realized gain (loss) on investments	(22,153)	(5,125)	(17,945)	(11)	(397,007)	—
• Net change in unrealized appreciation or depreciation on investments	726,933	99,580	265,663	547	261,711	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	687,254	94,441	547,955	1,104	(154,679)	—
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	499,207	90	2,894,617	—	36,132	—
• Contract withdrawals and transfers to annuity reserves	(147,607)	(21,748)	(760,875)	—	(42,768)	—
• Contract transfers	755,902	—	1,388,265	—	(2,011,349)	—
	1,107,502	(21,658)	3,522,007	—	(2,017,985)	—
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	1,107,502	(21,658)	3,522,007	—	(2,017,985)	—
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,794,756	72,783	4,069,962	1,104	(2,172,664)	—
NET ASSETS AT DECEMBER 31, 2016	3,035,987	299,092	10,380,554	13,293	1,188,526	—
Changes From Operations:
• Net investment income (loss)	(36,167)	(1,120)	398,678	47,861	(16,438)	—
• Net realized gain (loss) on investments	(7,835)	(10,794)	21,158	2,336	29,618	1
• Net change in unrealized appreciation or depreciation on investments	(36,112)	13,803	190,293	(10,335)	212,164	6
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(80,114)	1,889	610,129	39,862	225,344	7
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	578,399	162	1,800,567	686,341	62,241	44
• Contract withdrawals and transfers to annuity reserves	(250,589)	(22,980)	(929,355)	(29,047)	(42,033)	—
• Contract transfers	320,529	105,440	1,650,096	503,311	11,572	—
	648,339	82,622	2,521,308	1,160,605	31,780	44
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	648,339	82,622	2,521,308	1,160,605	31,780	44
TOTAL INCREASE (DECREASE) IN NET ASSETS	568,225	84,511	3,131,437	1,200,467	257,124	51
NET ASSETS AT DECEMBER 31, 2017	$3,604,212	$383,603	$13,511,991	$1,213,760	$1,445,650	$51

Lincoln Life Variable Annuity Account N

Notes to financial statements

December 31, 2017

1. Accounting Policies and Variable Account Information

The Variable Account: Lincoln Life Variable Annuity Account N (the Variable Account) is a segregated investment account of The Lincoln National Life Insurance Company (the Company) and is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The operations of the Variable Account, which commenced on November 24, 1998, are part of the operations of the Company. The Variable Account consists of thirty-six products as follows:

• Lincoln ChoicePlus
• Lincoln ChoicePlus Access
• Lincoln ChoicePlus Bonus
• Lincoln ChoicePlus II
• Lincoln ChoicePlus II Access
• Lincoln ChoicePlus II Advance
• Lincoln ChoicePlus II Bonus
• Lincoln ChoicePlus Design 1
• Lincoln ChoicePlus Design 2
• Lincoln ChoicePlus Design 3
• Lincoln ChoicePlus Assurance A Share
• Lincoln ChoicePlus Assurance A Share Fee-Based
• Lincoln ChoicePlus Assurance B Share
• Lincoln ChoicePlus Assurance Bonus
• Lincoln ChoicePlus Assurance C Share
• Lincoln ChoicePlus Assurance L Share
• Lincoln ChoicePlus Assurance A Class
• Lincoln ChoicePlus Assurance B Class
• Lincoln ChoicePlus Signature 1	• Lincoln ChoicePlus Signature 2
• Lincoln ChoicePlus Rollover
• Lincoln ChoicePlus Fusion
• Lincoln InvestmentSolutions
• Lincoln ChoicePlus Assurance Series B-Share
• Lincoln ChoicePlus Assurance Series C-Share
• Lincoln ChoicePlus Assurance Series L-Share
• Lincoln ChoicePlus Assurance (Prime)
• Lincoln ChoicePlus Advisory
• Lincoln Investor Advantage B-Share
• Lincoln Investor Advantage C-Share
• Lincoln Investor Advantage Fee-Based
• Lincoln Investor Advantage RIA
• Lincoln Investor Advantage Advisory
• Lincoln Investor Advantage RIA Class
• Lincoln Core Income
• Lincoln InvestmentSolutions RIA

The assets of the Variable Account are owned by the Company. The Variable Account's assets support the annuity contracts and may not be used to satisfy liabilities arising from any other business of the Company.

Basis of Presentation: The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for unit investment trusts.

Accounting Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions affecting the reported amounts as of the date of the financial statements. Those estimates are inherently subject to change and actual results could differ from those estimates. Included among the material (or potentially material) reported amounts that require use of estimates is the fair value of certain assets.

Investments: The assets of the Variable Account are divided into variable subaccounts, each of which may be invested in shares of one of four hundred forty-one available mutual funds (the Funds) of thirty-five open-ended management investment companies, each Fund with its own investment objective. The Funds are:

AIM Variable Insurance Funds (Invesco Variable Insurance Funds):

Invesco V.I. American Franchise Fund - Series I Shares

Invesco V.I. American Franchise Fund - Series II Shares

Invesco V.I. Balanced-Risk Allocation Fund - Series I Shares

Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares

Invesco V.I. Comstock Fund - Series I Shares

Invesco V.I. Comstock Fund - Series II Shares

Invesco V.I. Core Equity Fund - Series I Shares

Invesco V.I. Core Equity Fund - Series II Shares

Invesco V.I. Diversified Dividend Fund - Series I Shares

Invesco V.I. Diversified Dividend Fund - Series II Shares

Invesco V.I. Equally-Weighted S&P 500 Fund - Series I Shares

Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares

Invesco V.I. Equity and Income Fund - Series I Shares

Invesco V.I. Equity and Income Fund - Series II Shares

Invesco V.I. International Growth Fund - Series I Shares

Invesco V.I. International Growth Fund - Series II Shares

AllianceBernstein Variable Products Series Fund:

AB VPS Global Thematic Growth Portfolio - Class A**

AB VPS Global Thematic Growth Portfolio - Class B

AB VPS Growth and Income Portfolio - Class A**

AB VPS Growth and Income Portfolio - Class B**

AB VPS International Value Portfolio - Class A**

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

AB VPS International Value Portfolio - Class B

AB VPS Large Cap Growth Portfolio - Class B

AB VPS Small/Mid Cap Value Portfolio - Class A

AB VPS Small/Mid Cap Value Portfolio - Class B

ALPS Variable Investment Trust:

ALPS/Alerian Energy Infrastructure Portfolio - Class I

ALPS/Alerian Energy Infrastructure Portfolio - Class III

ALPS/Red Rocks Listed Private Equity Portfolio - Class I

ALPS/Red Rocks Listed Private Equity Portfolio - Class III

ALPS/Stadion Core ETF Portfolio - Class I

ALPS/Stadion Core ETF Portfolio - Class III

ALPS/Stadion Tactical Growth Portfolio - Class I**

ALPS/Stadion Tactical Growth Portfolio - Class III

American Century Variable Portfolios, Inc.:

American Century VP Balanced Fund - Class I

American Century VP Balanced Fund - Class II

American Century VP Inflation Protection Fund - Class I**

American Century VP Inflation Protection Fund - Class II

American Century VP Large Company Value Fund - Class I

American Century VP Large Company Value Fund - Class II

American Funds Insurance Series®:

American Funds Asset Allocation Fund - Class 1

American Funds Asset Allocation Fund - Class 1A

American Funds Asset Allocation Fund - Class 4

American Funds Blue Chip Income and Growth Fund - Class 1

American Funds Blue Chip Income and Growth Fund - Class 1A

American Funds Blue Chip Income and Growth Fund - Class 4

American Funds Bond Fund - Class 1

American Funds Bond Fund - Class 1A

American Funds Capital Income Builder® - Class 1

American Funds Capital Income Builder® - Class 1A

American Funds Capital Income Builder® - Class 4

American Funds Global Balanced Fund - Class 1

American Funds Global Balanced Fund - Class 1A

American Funds Global Bond Fund - Class 1

American Funds Global Bond Fund - Class 1A

American Funds Global Growth and Income Fund - Class 1

American Funds Global Growth and Income Fund - Class 1A

American Funds Global Growth Fund - Class 1

American Funds Global Growth Fund - Class 1A

American Funds Global Growth Fund - Class 2

American Funds Global Growth Fund - Class 4

American Funds Global Small Capitalization Fund - Class 1

American Funds Global Small Capitalization Fund - Class 1A

American Funds Global Small Capitalization Fund - Class 2

American Funds Global Small Capitalization Fund - Class 4

American Funds Growth Fund - Class 1

American Funds Growth Fund - Class 1A

American Funds Growth Fund - Class 2

American Funds Growth Fund - Class 4

American Funds Growth-Income Fund - Class 1

American Funds Growth-Income Fund - Class 1A

American Funds Growth-Income Fund - Class 2

American Funds Growth-Income Fund - Class 4

American Funds High-Income Bond Fund - Class 1

American Funds High-Income Bond Fund - Class 1A

American Funds International Fund - Class 1

American Funds International Fund - Class 1A

American Funds International Fund - Class 2

American Funds International Fund - Class 4

American Funds International Growth and Income Fund - Class 1

American Funds International Growth and Income Fund - Class 1A

American Funds Managed Risk Asset Allocation Fund - Class P1

American Funds Managed Risk Asset Allocation Fund - Class P2

American Funds Managed Risk Blue Chip Income and Growth Fund - Class P1

American Funds Managed Risk Growth Fund - Class P1

American Funds Managed Risk Growth-Income Fund - Class P1

American Funds Managed Risk International Fund - Class P1

American Funds Mortgage Fund - Class 1

American Funds Mortgage Fund - Class 1A

American Funds Mortgage Fund - Class 4

American Funds New World Fund® - Class 1

American Funds New World Fund® - Class 1A

American Funds New World Fund® - Class 4

American Funds U.S. Government/AAA-Rated Securities Fund - Class 1

American Funds U.S. Government/AAA-Rated Securities Fund - Class 1A

American Funds U.S. Government/AAA-Rated Securities Fund - Class 4**

BlackRock Variable Series Funds, Inc.:

BlackRock Global Allocation V.I. Fund - Class I

BlackRock Global Allocation V.I. Fund - Class III

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

BlackRock iShares® Alternative Strategies V.I. Fund - Class I

BlackRock iShares® Alternative Strategies V.I. Fund - Class III

Columbia Funds Variable Insurance Trust:

Columbia VP Strategic Income Fund - Class 1**

Columbia VP Strategic Income Fund - Class 2

Columbia Funds Variable Insurance Trust II:

Columbia VP Commodity Strategy Fund - Class 1

Columbia VP Commodity Strategy Fund - Class 2

Columbia VP Emerging Markets Bond Fund - Class 1

Columbia VP Emerging Markets Bond Fund - Class 2

Delaware VIP® Trust:

Delaware VIP® Diversified Income Series - Service Class

Delaware VIP® Diversified Income Series - Standard Class

Delaware VIP® Emerging Markets Series - Service Class

Delaware VIP® Emerging Markets Series - Standard Class

Delaware VIP® High Yield Series - Service Class

Delaware VIP® High Yield Series - Standard Class

Delaware VIP® International Value Equity Series - Standard Class

Delaware VIP® Limited-Term Diversified Income Series - Service Class

Delaware VIP® Limited-Term Diversified Income Series - Standard Class

Delaware VIP® REIT Series - Service Class

Delaware VIP® REIT Series - Standard Class

Delaware VIP® Small Cap Value Series - Service Class

Delaware VIP® Small Cap Value Series - Standard Class

Delaware VIP® Smid Cap Core Series - Service Class

Delaware VIP® Smid Cap Core Series - Standard Class

Delaware VIP® U.S. Growth Series - Service Class

Delaware VIP® U.S. Growth Series - Standard Class**

Delaware VIP® Value Series - Service Class

Delaware VIP® Value Series - Standard Class

Deutsche Investments VIT Funds:

Deutsche Equity 500 Index VIP Portfolio - Class A

Deutsche Equity 500 Index VIP Portfolio - Class B**

Deutsche Small Cap Index VIP Portfolio - Class A

Deutsche Small Cap Index VIP Portfolio - Class B**

Deutsche Variable Series II:

Deutsche Alternative Asset Allocation VIP Portfolio - Class A

Deutsche Alternative Asset Allocation VIP Portfolio - Class B

Eaton Vance Variable Trust:

Eaton Vance VT Floating-Rate Income Fund - ADV Class

Eaton Vance VT Floating-Rate Income Fund - Initial Class

Fidelity® Variable Insurance Products:

Fidelity® VIP Contrafund® Portfolio - Initial Class

Fidelity® VIP Contrafund® Portfolio - Service Class**

Fidelity® VIP Contrafund® Portfolio - Service Class 2

Fidelity® VIP Equity-Income Portfolio - Initial Class**

Fidelity® VIP Equity-Income Portfolio - Service Class 2**

Fidelity® VIP FundsManager® 50% Portfolio - Investor Class**

Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2

Fidelity® VIP Growth Portfolio - Initial Class

Fidelity® VIP Growth Portfolio - Service Class**

Fidelity® VIP Growth Portfolio - Service Class 2

Fidelity® VIP Mid Cap Portfolio - Initial Class

Fidelity® VIP Mid Cap Portfolio - Service Class 2

Fidelity® VIP Overseas Portfolio - Initial Class**

Fidelity® VIP Overseas Portfolio - Service Class**

Fidelity® VIP Overseas Portfolio - Service Class 2**

Fidelity® VIP Strategic Income Portfolio - Initial Class

Fidelity® VIP Strategic Income Portfolio - Service Class 2

First Trust Variable Insurance Trust:

First Trust Dorsey Wright Tactical Core Portfolio - Class I

First Trust Dorsey Wright Tactical Core Portfolio - Class II**

First Trust Multi Income Allocation Portfolio - Class I

First Trust Multi Income Allocation Portfolio - Class II

First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I

First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class II

Franklin Templeton Variable Insurance Products Trust:

Franklin Founding Funds Allocation VIP Fund - Class 1**

Franklin Founding Funds Allocation VIP Fund - Class 4

Franklin Income VIP Fund - Class 1

Franklin Income VIP Fund - Class 2

Franklin Income VIP Fund - Class 4

Franklin Mutual Shares VIP Fund - Class 1

Franklin Mutual Shares VIP Fund - Class 2

Franklin Mutual Shares VIP Fund - Class 4

Franklin Rising Dividends VIP Fund - Class 1

Franklin Rising Dividends VIP Fund - Class 4

Franklin Small Cap Value VIP Fund - Class 1

Franklin Small Cap Value VIP Fund - Class 4

Franklin Small-Mid Cap Growth VIP Fund - Class 1

Franklin Small-Mid Cap Growth VIP Fund - Class 2**

Franklin Small-Mid Cap Growth VIP Fund - Class 4

Templeton Foreign VIP Fund - Class 1

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

Templeton Foreign VIP Fund - Class 4

Templeton Global Bond VIP Fund - Class 1

Templeton Global Bond VIP Fund - Class 2

Templeton Global Bond VIP Fund - Class 4

Templeton Growth VIP Fund - Class 1**

Templeton Growth VIP Fund - Class 2

Goldman Sachs Variable Insurance Trust:

Goldman Sachs VIT Government Money Market Fund - Institutional Shares

Goldman Sachs VIT Government Money Market Fund - Service Shares

Goldman Sachs VIT Large Cap Value Fund - Service Shares

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Institutional Shares

Goldman Sachs VIT Strategic Income Fund - Advisor Shares

Goldman Sachs VIT Strategic Income Fund - Institutional Shares

Hartford Series Fund, Inc.:

Hartford Capital Appreciation HLS Fund - Class IA

Hartford Capital Appreciation HLS Fund - Class IC

Ivy Variable Insurance Portfolios:

Ivy VIP Asset Strategy Portfolio

Ivy VIP Asset Strategy Portfolio - Class I**

Ivy VIP Energy Portfolio

Ivy VIP Energy Portfolio - Class I**

Ivy VIP High Income Portfolio

Ivy VIP High Income Portfolio - Class I

Ivy VIP Micro Cap Growth Portfolio

Ivy VIP Micro Cap Growth Portfolio - Class I

Ivy VIP Mid Cap Growth Portfolio

Ivy VIP Mid Cap Growth Portfolio - Class I

Ivy VIP Science and Technology Portfolio

Ivy VIP Science and Technology Portfolio - Class I

Janus Aspen Series:

Janus Henderson Balanced Portfolio - Service Shares

Janus Henderson Enterprise Portfolio - Service Shares

Janus Henderson Global Research Portfolio - Service Shares

JPMorgan Insurance Trust:

JPMorgan Insurance Trust Core Bond Portfolio - Class 1

JPMorgan Insurance Trust Core Bond Portfolio - Class 2

JPMorgan Insurance Trust Global Allocation Portfolio - Class 1**

JPMorgan Insurance Trust Global Allocation Portfolio - Class 2

JPMorgan Insurance Trust Income Builder Portfolio - Class 1

JPMorgan Insurance Trust Income Builder Portfolio - Class 2

Legg Mason Partners Variable Equity Trust:

ClearBridge Variable Aggressive Growth Portfolio - Class I

ClearBridge Variable Aggressive Growth Portfolio - Class II

ClearBridge Variable Large Cap Growth Portfolio - Class I

ClearBridge Variable Large Cap Growth Portfolio - Class II

ClearBridge Variable Mid Cap Portfolio - Class I

ClearBridge Variable Mid Cap Portfolio - Class II

QS Variable Conservative Growth - Class I**

QS Variable Conservative Growth - Class II

Lincoln Variable Insurance Products Trust*:

Lincoln iShares® Fixed Income Allocation Fund - Standard Class**

Lincoln iShares® Global Growth Allocation Fund - Standard Class

Lincoln iShares® U.S. Moderate Allocation Fund - Standard Class

LVIP American Balanced Allocation Fund - Service Class

LVIP American Balanced Allocation Fund - Standard Class

LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class

LVIP American Century Select Mid Cap Managed Volatility Fund - Standard Class**

LVIP American Global Balanced Allocation Managed Risk Fund - Service Class

LVIP American Global Balanced Allocation Managed Risk Fund - Standard Class

LVIP American Global Growth Allocation Managed Risk Fund - Service Class

LVIP American Global Growth Allocation Managed Risk Fund - Standard Class

LVIP American Global Growth Fund - Service Class II

LVIP American Global Small Capitalization Fund - Service Class II

LVIP American Growth Allocation Fund - Service Class

LVIP American Growth Allocation Fund - Standard Class

LVIP American Growth Fund - Service Class II

LVIP American Growth-Income Fund - Service Class II

LVIP American Income Allocation Fund - Standard Class

LVIP American International Fund - Service Class II

LVIP American Preservation Fund - Service Class

LVIP American Preservation Fund - Standard Class

LVIP Baron Growth Opportunities Fund - Service Class

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

LVIP Baron Growth Opportunities Fund - Standard Class

LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class

LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class

LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Service Class

LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Standard Class

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Standard Class**

LVIP BlackRock Inflation Protected Bond Fund - Service Class

LVIP BlackRock Inflation Protected Bond Fund - Standard Class

LVIP BlackRock Multi-Asset Income Fund - Service Class

LVIP BlackRock Multi-Asset Income Fund - Standard Class

LVIP BlackRock Scientific Allocation Fund - Service Class

LVIP BlackRock Scientific Allocation Fund - Standard Class**

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Standard Class**

LVIP Blended Core Equity Managed Volatility Fund - Service Class

LVIP Blended Core Equity Managed Volatility Fund - Standard Class

LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class

LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class

LVIP Blended Mid Cap Managed Volatility Fund - Service Class

LVIP Blended Mid Cap Managed Volatility Fund - Standard Class

LVIP Clarion Global Real Estate Fund - Service Class

LVIP Clarion Global Real Estate Fund - Standard Class

LVIP ClearBridge Large Cap Managed Volatility Fund - Service Class

LVIP Delaware Bond Fund - Service Class

LVIP Delaware Bond Fund - Standard Class

LVIP Delaware Diversified Floating Rate Fund - Service Class

LVIP Delaware Diversified Floating Rate Fund - Standard Class

LVIP Delaware Social Awareness Fund - Service Class

LVIP Delaware Social Awareness Fund - Standard Class

LVIP Delaware Special Opportunities Fund - Service Class

LVIP Delaware Special Opportunities Fund - Standard Class**

LVIP Delaware Wealth Builder Fund - Service Class

LVIP Delaware Wealth Builder Fund - Standard Class

LVIP Dimensional International Core Equity Fund - Service Class

LVIP Dimensional International Core Equity Fund - Standard Class

LVIP Dimensional International Equity Managed Volatility Fund - Service Class

LVIP Dimensional International Equity Managed Volatility Fund - Standard Class

LVIP Dimensional U.S. Core Equity 1 Fund - Service Class

LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class

LVIP Dimensional U.S. Core Equity 2 Fund - Service Class

LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class

LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class

LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class

LVIP Dimensional/Vanguard Total Bond Fund - Service Class

LVIP Dimensional/Vanguard Total Bond Fund - Standard Class

LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class

LVIP Franklin Templeton Global Equity Managed Volatility Fund - Standard Class**

LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class

LVIP Franklin Templeton Multi-Asset Opportunities Fund - Standard Class

LVIP Franklin Templeton Value Managed Volatility Fund - Service Class

LVIP Franklin Templeton Value Managed Volatility Fund - Standard Class

LVIP Global Conservative Allocation Managed Risk Fund - Service Class

LVIP Global Conservative Allocation Managed Risk Fund - Standard Class

LVIP Global Growth Allocation Managed Risk Fund - Service Class

LVIP Global Growth Allocation Managed Risk Fund - Standard Class

LVIP Global Income Fund - Service Class

LVIP Global Income Fund - Standard Class

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

LVIP Global Moderate Allocation Managed Risk Fund - Service Class

LVIP Global Moderate Allocation Managed Risk Fund - Standard Class

LVIP Goldman Sachs Income Builder Fund - Service Class

LVIP Goldman Sachs Income Builder Fund - Standard Class

LVIP Government Money Market Fund - Service Class

LVIP Government Money Market Fund - Standard Class

LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Service Class

LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Standard Class**

LVIP Invesco Select Equity Managed Volatility Fund - Service Class

LVIP Invesco Select Equity Managed Volatility Fund - Standard Class

LVIP JPMorgan High Yield Fund - Service Class

LVIP JPMorgan High Yield Fund - Standard Class

LVIP JPMorgan Retirement Income Fund - Service Class

LVIP JPMorgan Retirement Income Fund - Standard Class

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class

LVIP Managed Risk Profile 2010 Fund - Service Class

LVIP Managed Risk Profile 2010 Fund - Standard Class**

LVIP Managed Risk Profile 2020 Fund - Service Class

LVIP Managed Risk Profile 2020 Fund - Standard Class**

LVIP Managed Risk Profile 2030 Fund - Service Class

LVIP Managed Risk Profile 2030 Fund - Standard Class**

LVIP Managed Risk Profile 2040 Fund - Service Class

LVIP Managed Risk Profile 2040 Fund - Standard Class**

LVIP MFS International Equity Managed Volatility Fund - Service Class

LVIP MFS International Equity Managed Volatility Fund - Standard Class**

LVIP MFS International Growth Fund - Service Class

LVIP MFS International Growth Fund - Standard Class

LVIP MFS Value Fund - Service Class

LVIP MFS Value Fund - Standard Class

LVIP Mondrian International Value Fund - Service Class

LVIP Mondrian International Value Fund - Standard Class

LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class

LVIP Multi-Manager Global Equity Managed Volatility Fund - Standard Class

LVIP PIMCO Low Duration Bond Fund - Service Class

LVIP PIMCO Low Duration Bond Fund - Standard Class

LVIP Select Core Equity Managed Volatility Fund - Service Class

LVIP Select Core Equity Managed Volatility Fund - Standard Class

LVIP SSGA Bond Index Fund - Service Class

LVIP SSGA Bond Index Fund - Standard Class

LVIP SSGA Conservative Index Allocation Fund - Service Class

LVIP SSGA Conservative Index Allocation Fund - Standard Class**

LVIP SSGA Conservative Structured Allocation Fund - Service Class

LVIP SSGA Conservative Structured Allocation Fund - Standard Class

LVIP SSGA Developed International 150 Fund - Service Class

LVIP SSGA Developed International 150 Fund - Standard Class

LVIP SSGA Emerging Markets 100 Fund - Service Class

LVIP SSGA Emerging Markets 100 Fund - Standard Class

LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class

LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class

LVIP SSGA International Index Fund - Service Class

LVIP SSGA International Index Fund - Standard Class

LVIP SSGA International Managed Volatility Fund - Service Class

LVIP SSGA International Managed Volatility Fund - Standard Class

LVIP SSGA Large Cap 100 Fund - Service Class

LVIP SSGA Large Cap 100 Fund - Standard Class

LVIP SSGA Large Cap Managed Volatility Fund - Service Class

LVIP SSGA Large Cap Managed Volatility Fund - Standard Class

LVIP SSGA Mid-Cap Index Fund - Service Class

LVIP SSGA Mid-Cap Index Fund - Standard Class

LVIP SSGA Moderate Index Allocation Fund - Service Class

LVIP SSGA Moderate Index Allocation Fund - Standard Class

LVIP SSGA Moderate Structured Allocation Fund - Service Class

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

LVIP SSGA Moderate Structured Allocation Fund - Standard Class

LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class

LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class

LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class

LVIP SSGA Moderately Aggressive Structured Allocation Fund - Standard Class

LVIP SSGA S&P 500 Index Fund - Service Class

LVIP SSGA S&P 500 Index Fund - Standard Class

LVIP SSGA Small-Cap Index Fund - Service Class

LVIP SSGA Small-Cap Index Fund - Standard Class

LVIP SSGA Small-Mid Cap 200 Fund - Service Class

LVIP SSGA Small-Mid Cap 200 Fund - Standard Class

LVIP SSGA SMID Cap Managed Volatility Fund - Service Class

LVIP SSGA SMID Cap Managed Volatility Fund - Standard Class

LVIP T. Rowe Price Growth Stock Fund - Service Class

LVIP T. Rowe Price Growth Stock Fund - Standard Class

LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class

LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class

LVIP U.S. Growth Allocation Managed Risk Fund - Service Class

LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class

LVIP Vanguard Domestic Equity ETF Fund - Service Class

LVIP Vanguard Domestic Equity ETF Fund - Standard Class

LVIP Vanguard International Equity ETF Fund - Service Class

LVIP Vanguard International Equity ETF Fund - Standard Class

LVIP Wellington Capital Growth Fund - Service Class

LVIP Wellington Capital Growth Fund - Standard Class

LVIP Wellington Mid-Cap Value Fund - Service Class

LVIP Wellington Mid-Cap Value Fund - Standard Class

LVIP Western Asset Core Bond Fund - Service Class

LVIP Western Asset Core Bond Fund - Standard Class

Lord Abbett Series Fund, Inc.:

Lord Abbett Series Fund Bond Debenture Portfolio - Class VC

Lord Abbett Series Fund Developing Growth Portfolio - Class VC

Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC

Lord Abbett Series Fund Short Duration Income Portfolio - Class VC

MFS Variable Insurance Trust:

MFS® VIT Growth Series - Initial Class

MFS® VIT Growth Series - Service Class

MFS® VIT Total Return Series - Initial Class

MFS® VIT Total Return Series - Service Class

MFS® VIT Utilities Series - Initial Class

MFS® VIT Utilities Series - Service Class

MFS Variable Insurance Trust II:

MFS® VIT II Core Equity Portfolio - Service Class

MFS® VIT II International Value Portfolio - Initial Class

MFS® VIT II International Value Portfolio - Service Class

Morgan Stanley Variable Insurance Fund, Inc. (VIF):

Morgan Stanley VIF Global Infrastructure Portfolio - Class I

Morgan Stanley VIF Global Infrastructure Portfolio - Class II

Morgan Stanley VIF Growth Portfolio - Class II

Mutual Fund and Variable Insurance Trust:

Rational Dividend Capture VA Fund

Neuberger Berman Advisers Management Trust:

Neuberger Berman AMT Mid Cap Growth Portfolio - I Class**

Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class

Oppenheimer Variable Account Funds:

Oppenheimer Global Fund/VA Service Shares

Oppenheimer International Growth Fund/VA Non-Service Shares

Oppenheimer International Growth Fund/VA Service Shares

Oppenheimer Main Street Small Cap Fund®/VA Non-Service Shares

Oppenheimer Main Street Small Cap Fund®/VA Service Shares

PIMCO Variable Insurance Trust:

PIMCO VIT All Asset All Authority Portfolio - Advisor Class

PIMCO VIT All Asset All Authority Portfolio - Institutional Class

PIMCO VIT CommodityRealReturn® Strategy Portfolio - Administrative Class**

PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class

PIMCO VIT CommodityRealReturn® Strategy Portfolio - Institutional Class

PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class

PIMCO VIT Emerging Markets Bond Portfolio - Institutional Class

PIMCO VIT Unconstrained Bond Portfolio - Advisor Class

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

PIMCO VIT Unconstrained Bond Portfolio - Institutional Class

Putnam Variable Trust:

Putnam VT Absolute Return 500 Fund - Class IA

Putnam VT Absolute Return 500 Fund - Class IB

Putnam VT Equity Income Fund - Class IB

Putnam VT George Putnam Balanced Fund - Class IA

Putnam VT George Putnam Balanced Fund - Class IB

Putnam VT Global Health Care Fund - Class IA

Putnam VT Global Health Care Fund - Class IB

Putnam VT Income Fund - Class IA**

Putnam VT Income Fund - Class IB

Rydex Variable Trust:

Guggenheim VT Long Short Equity

Guggenheim VT Multi-Hedge Strategies

SEI Insurance Products Trust:

SEI VP Market Growth Strategy Fund - Class II**

SEI VP Market Growth Strategy Fund - Class III

SEI VP Market Plus Strategy Fund - Class II**

SEI VP Market Plus Strategy Fund - Class III

VanEck VIP Trust:

VanEck VIP Global Hard Assets Fund - Class S Shares

VanEck VIP Global Hard Assets Fund - Initial Class Shares

Virtus Variable Insurance Trust:

Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares

Virtus Newfleet Multi-Sector Intermediate Bond Series - Class I Shares

Virtus Rampart Equity Trend Series - Class A Shares

Virtus Rampart Equity Trend Series - Class I Shares

*  Denotes an affiliate of the Company

**  Available fund with no money invested at December 31, 2017

Each subaccount invests in shares of a single underlying Fund. The investment performance of each subaccount will reflect the investment performance of the underlying Fund less separate account expenses. There is no assurance that the investment objective of any underlying Fund will be met. A Fund calculates a daily net asset value per share ("NAV") which is based on the market value of its investment portfolio. The amount of risk varies significantly between subaccounts. Due to the level of risk associated with certain investment portfolios, it is at least reasonably possible that changes in the values of investment portfolios will occur in the near term and that such changes could materially affect contract holders' investments in the Funds and the amounts reported in the financial statements. The contract holder assumes all of the investment performance risk for the subaccounts selected.

Investments in the Funds are stated at fair value as determined by the closing net asset value per share on December 31, 2017. Net asset value is quoted by the Funds as derived by the fair value of the Funds' underlying investments. The difference between cost and net asset value is reflected as unrealized appreciation or depreciation of investments. There are no redemption restrictions on investments in the Funds.

Investments for which the fair value is measured at NAV using the practical expedient (investments in investees measured at NAV) are excluded from the fair value hierarchy. Accordingly, the Variable Account's investments in the Funds have not been classified in the fair value hierarchy.

Investment transactions are accounted for on a trade-date basis. The cost of investments sold is determined by the average cost method.

ASC 946-10-15, "Financial Services - Investment Companies (Topic 946) - Scope and Scope Exceptions" provides accounting guidance for assessing whether an entity is an investment company. This guidance evaluates the entity's purpose and design to determine whether the entity is an investment company. The standard also adds additional disclosure requirements regarding contractually required commitments to investees. Management has evaluated the criteria in the standard and concluded that the Variable Account qualifies as an investment company and therefore applies the accounting requirements of ASC 946.

Dividends: Dividends paid to the Variable Account are automatically reinvested in shares of the Funds on the payable date. Dividend income is recorded on the ex-dividend date.

Federal Income Taxes: Operations of the Variable Account form a part of and are taxed with operations of the Company, which is taxed as a "life insurance company" under the Internal Revenue Code. The Variable Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended. Under current federal income tax law, no federal income taxes are payable or receivable with respect to the Variable Account's net investment income and the net realized gain (loss) on investments.

Annuity Reserves: Reserves on contracts not involving life contingencies are calculated using an assumed investment return of 3%, 4%, 5% or 6%, as approved in each state. Reserves on contracts involving life contingencies are calculated using a modification of the 1983a Individual Mortality Table and an assumed investment return of 3%, 4%, 5% or 6%, as approved in each state.

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

Investment Fund Changes: During 2016, the following funds became available as investment options for account contract owners. Accordingly, for the subaccounts that commenced operations during 2016, the 2016 statements of changes in net assets and total return and investment income ratios in note 3 are for the period from the commencement of operations to December 31, 2016:

American Century VP Balanced Fund - Class I	JPMorgan Insurance Trust Core Bond Portfolio - Class 1
American Century VP Balanced Fund - Class II	JPMorgan Insurance Trust Core Bond Portfolio - Class 2
American Funds U.S. Government/AAA-Rated Securities Fund - Class 4	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class
Columbia VP Commodity Strategy Fund - Class 1	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Standard Class
Columbia VP Commodity Strategy Fund - Class 2	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class
Columbia VP Emerging Markets Bond Fund - Class 1	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Standard Class
Columbia VP Emerging Markets Bond Fund - Class 2	LVIP Managed Risk Profile 2010 Fund - Standard Class
Columbia VP Strategic Income Fund - Class 1	LVIP Managed Risk Profile 2020 Fund - Standard Class
Columbia VP Strategic Income Fund - Class 2	LVIP Managed Risk Profile 2030 Fund - Standard Class
Fidelity® VIP Contrafund® Portfolio - Service Class	LVIP Managed Risk Profile 2040 Fund - Standard Class
Fidelity® VIP FundsManager® 50% Portfolio - Investor Class	LVIP SSGA Mid-Cap Index Fund - Service Class
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2	LVIP SSGA Mid-Cap Index Fund - Standard Class
Fidelity® VIP Growth Portfolio - Service Class	Putnam VT George Putnam Balanced Fund - Class IA
Fidelity® VIP Overseas Portfolio - Service Class	Putnam VT George Putnam Balanced Fund - Class IB
First Trust Dorsey Wright Tactical Core Portfolio - Class II	Templeton Growth VIP Fund - Class 1

Also during 2016, the following funds changed their names:

Previous Fund Name	New Fund Name
Huntington VA Dividend Capture Fund	Catalyst Dividend Capture VA Fund
ClearBridge Variable Mid Cap Core Portfolio - Class I	ClearBridge Variable Mid Cap Portfolio - Class I
ClearBridge Variable Mid Cap Core Portfolio - Class II	ClearBridge Variable Mid Cap Portfolio - Class II
Goldman Sachs VIT Money Market Fund - Institutional Shares	Goldman Sachs VIT Government Money Market Fund - Institutional Shares
Goldman Sachs VIT Money Market Fund - Service Shares	Goldman Sachs VIT Government Money Market Fund - Service Shares
LVIP American Century VP Mid Cap Value Managed Volatility Fund - Service Class	LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class
LVIP American Century VP Mid Cap Value Managed Volatility Fund - Standard Class	LVIP American Century Select Mid Cap Managed Volatility Fund - Standard Class
LVIP BlackRock Equity Dividend Managed Volatility Fund - Service Class	LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class
LVIP BlackRock Equity Dividend Managed Volatility Fund - Standard Class	LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class
LVIP BlackRock Global Allocation V.I. Managed Volatility Fund - Service Class	LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Service Class
LVIP BlackRock Global Allocation V.I. Managed Volatility Fund - Standard Class	LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Standard Class
LVIP ClearBridge Variable Appreciation Managed Volatility Fund - Service Class	LVIP Blended Core Equity Managed Volatility Fund - Service Class
LVIP ClearBridge Variable Appreciation Managed Volatility Fund - Standard Class	LVIP Blended Core Equity Managed Volatility Fund - Standard Class
LVIP UBS Large Cap Growth Managed Volatility Fund - Service Class	LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class
LVIP UBS Large Cap Growth Managed Volatility Fund - Standard Class	LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class
LVIP Ivy Mid Cap Growth Managed Volatility Fund - Service Class	LVIP Blended Mid Cap Managed Volatility Fund - Service Class
LVIP Ivy Mid Cap Growth Managed Volatility Fund - Standard Class	LVIP Blended Mid Cap Managed Volatility Fund - Standard Class
LVIP Dimensional International Core Equity Managed Volatility Fund - Service Class	LVIP Dimensional International Equity Managed Volatility Fund - Service Class
LVIP Dimensional International Core Equity Managed Volatility Fund - Standard Class	LVIP Dimensional International Equity Managed Volatility Fund - Standard Class
LVIP Dimensional U.S. Core Equity 2 Managed Volatility Fund - Service Class	LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class
LVIP Dimensional U.S. Core Equity 2 Managed Volatility Fund - Standard Class	LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

Previous Fund Name	New Fund Name
LVIP Templeton Growth Managed Volatility Fund - Service Class	LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class
LVIP Templeton Growth Managed Volatility Fund - Standard Class	LVIP Franklin Templeton Global Equity Managed Volatility Fund - Standard Class
LVIP Franklin Mutual Shares Managed Volatility Fund - Service Class	LVIP Franklin Templeton Value Managed Volatility Fund - Service Class
LVIP Franklin Mutual Shares Managed Volatility Fund - Standard Class	LVIP Franklin Templeton Value Managed Volatility Fund - Standard Class
LVIP Money Market Fund - Service Class	LVIP Government Money Market Fund - Service Class
LVIP Money Market Fund - Standard Class	LVIP Government Money Market Fund - Standard Class
LVIP Invesco V.I. Comstock Managed Volatility Fund - Service Class	LVIP Invesco Select Equity Managed Volatility Fund - Service Class
LVIP Invesco V.I. Comstock Managed Volatility Fund - Standard Class	LVIP Invesco Select Equity Managed Volatility Fund - Standard Class
LVIP JPMorgan Mid Cap Value Managed Volatility Fund - Service Class	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class
LVIP JPMorgan Mid Cap Value Managed Volatility Fund - Standard Class	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class
LVIP MFS International Growth Managed Volatility Fund - Service Class	LVIP MFS International Equity Managed Volatility Fund - Service Class
LVIP MFS International Growth Managed Volatility Fund - Standard Class	LVIP MFS International Equity Managed Volatility Fund - Standard Class
LVIP VIP Contrafund Managed Volatility Portfolio - Service Class	LVIP Select Core Equity Managed Volatility Fund - Service Class
LVIP VIP Contrafund Managed Volatility Portfolio - Standard Class	LVIP Select Core Equity Managed Volatility Fund - Standard Class
LVIP SSgA Bond Index Fund - Service Class	LVIP SSGA Bond Index Fund - Service Class
LVIP SSgA Bond Index Fund - Standard Class	LVIP SSGA Bond Index Fund - Standard Class
LVIP SSgA Conservative Index Allocation Fund - Service Class	LVIP SSGA Conservative Index Allocation Fund - Service Class
LVIP SSgA Conservative Index Allocation Fund - Standard Class	LVIP SSGA Conservative Index Allocation Fund - Standard Class
LVIP SSgA Conservative Structured Allocation Fund - Service Class	LVIP SSGA Conservative Structured Allocation Fund - Service Class
LVIP SSgA Conservative Structured Allocation Fund - Standard Class	LVIP SSGA Conservative Structured Allocation Fund - Standard Class
LVIP SSgA Developed International 150 Fund - Service Class	LVIP SSGA Developed International 150 Fund - Service Class
LVIP SSgA Developed International 150 Fund - Standard Class	LVIP SSGA Developed International 150 Fund - Standard Class
LVIP SSgA Emerging Markets 100 Fund - Service Class	LVIP SSGA Emerging Markets 100 Fund - Service Class
LVIP SSgA Emerging Markets 100 Fund - Standard Class	LVIP SSGA Emerging Markets 100 Fund - Standard Class
LVIP SSgA Global Tactical Allocation Managed Volatility Fund - Service Class	LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class
LVIP SSgA Global Tactical Allocation Managed Volatility Fund - Standard Class	LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class
LVIP SSgA International Index Fund - Service Class	LVIP SSGA International Index Fund - Service Class
LVIP SSgA International Index Fund - Standard Class	LVIP SSGA International Index Fund - Standard Class
LVIP SSgA International Managed Volatility Fund - Service Class	LVIP SSGA International Managed Volatility Fund - Service Class
LVIP SSgA International Managed Volatility Fund - Standard Class	LVIP SSGA International Managed Volatility Fund - Standard Class
LVIP SSgA Large Cap 100 Fund - Service Class	LVIP SSGA Large Cap 100 Fund - Service Class
LVIP SSgA Large Cap 100 Fund - Standard Class	LVIP SSGA Large Cap 100 Fund - Standard Class
LVIP SSgA Large Cap Managed Volatility Fund - Service Class	LVIP SSGA Large Cap Managed Volatility Fund - Service Class
LVIP SSgA Large Cap Managed Volatility Fund - Standard Class	LVIP SSGA Large Cap Managed Volatility Fund - Standard Class
LVIP SSgA Moderate Index Allocation Fund - Service Class	LVIP SSGA Moderate Index Allocation Fund - Service Class
LVIP SSgA Moderate Index Allocation Fund - Standard Class	LVIP SSGA Moderate Index Allocation Fund - Standard Class
LVIP SSgA Moderate Structured Allocation Fund - Standard Class	LVIP SSGA Moderate Structured Allocation Fund - Standard Class
LVIP SSgA Moderately Aggressive Index Allocation Fund - Service Class	LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class
LVIP SSgA Moderately Aggressive Index Allocation Fund - Standard Class	LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class
LVIP SSgA Moderately Aggressive Structured Allocation Fund - Service Class	LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class
LVIP SSgA Moderately Aggressive Structured Allocation Fund - Standard Class	LVIP SSGA Moderately Aggressive Structured Allocation Fund - Standard Class
LVIP SSgA S&P 500 Index Fund - Service Class	LVIP SSGA S&P 500 Index Fund - Service Class
LVIP SSgA S&P 500 Index Fund - Standard Class	LVIP SSGA S&P 500 Index Fund - Standard Class
LVIP SSgA Small-Cap Index Fund - Service Class	LVIP SSGA Small-Cap Index Fund - Service Class
LVIP SSgA Small-Cap Index Fund - Standard Class	LVIP SSGA Small-Cap Index Fund - Standard Class
LVIP SSgA Small-Mid Cap 200 Fund - Service Class	LVIP SSGA Small-Mid Cap 200 Fund - Service Class
LVIP SSgA Small-Mid Cap 200 Fund - Standard Class	LVIP SSGA Small-Mid Cap 200 Fund - Standard Class
LVIP SSgA Small-Cap Managed Volatility Fund - Service Class	LVIP SSGA SMID Cap Managed Volatility Fund - Service Class
LVIP SSgA Small-Cap Managed Volatility Fund - Standard Class	LVIP SSGA SMID Cap Managed Volatility Fund - Standard Class

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

During 2016, the Ivy Funds Variable Insurance Portfolios fund family changed their name to Ivy Variable Insurance Portfolios and the Van Eck VIP Trust fund family changed their name to VanEck VIP Trust.

Also during 2016, the following funds ceased to be available as investment options to Variable Account contract owners:

LVIP AQR Enhanced Global Strategies Fund - Service Class	Transparent Value Directional Allocation VI Portfolio - Class I
LVIP AQR Enhanced Global Strategies Fund - Standard Class	Transparent Value Directional Allocation VI Portfolio - Class II
LVIP VIP Mid Cap Managed Volatility Portfolio - Standard Class

During 2016, the following fund mergers occurred:

Fund Acquired	Acquiring Fund
LVIP BlackRock U.S. Opportunities Managed Volatility Fund - Service Class	LVIP Blended Mid Cap Managed Volatility Fund - Service Class
LVIP BlackRock U.S. Opportunities Managed Volatility Fund - Standard Class	LVIP Blended Mid Cap Managed Volatility Fund - Standard Class
LVIP VIP Mid Cap Managed Volatility Portfolio - Service Class	LVIP Blended Mid Cap Managed Volatility Fund - Service Class
LVIP BlackRock Emerging Markets Managed Volatility Fund - Service Class	LVIP SSGA International Managed Volatility Fund - Service Class
LVIP BlackRock Emerging Markets Managed Volatility Fund - Standard Class	LVIP SSGA International Managed Volatility Fund - Standard Class

During 2017, the following funds became available as investment options for account contract owners. Accordingly, for the subaccounts that commenced operations during 2017, the 2017 statements of operations and statements of changes in net assets and total return and investment income ratios in note 3 are for the period from the commencement of operations to December 31, 2017:

American Century VP Large Company Value Fund - Class I American Century VP Large Company Value Fund - Class II	American Funds U.S. Government/AAA-Rated Securities Fund - Class 1A
American Funds Asset Allocation Fund - Class 1A	ClearBridge Variable Large Cap Growth Portfolio - Class I
American Funds Blue Chip Income and Growth Fund - Class 1A	ClearBridge Variable Large Cap Growth Portfolio - Class II
American Funds Bond Fund - Class 1A	Ivy VIP Asset Strategy Portfolio - Class I
American Funds Capital Income Builder® - Class 1A	Ivy VIP Energy Portfolio - Class I
American Funds Global Balanced Fund - Class 1A	Ivy VIP High Income Portfolio - Class I
American Funds Global Bond Fund - Class 1A	Ivy VIP Micro Cap Growth Portfolio - Class I
American Funds Global Growth and Income Fund - Class 1A	Ivy VIP Mid Cap Growth Portfolio - Class I
American Funds Global Growth Fund - Class 1A	Ivy VIP Science and Technology Portfolio - Class I
American Funds Global Small Capitalization Fund - Class 1A	Lincoln iShares® Fixed Income Allocation Fund - Standard Class
American Funds Growth Fund - Class 1A	Lincoln iShares® Global Growth Allocation Fund - Standard Class
American Funds Growth-Income Fund - Class 1A	Lincoln iShares® U.S. Moderate Allocation Fund - Standard Class
American Funds High-Income Bond Fund - Class 1A	LVIP Western Asset Core Bond Fund - Service Class
American Funds International Fund - Class 1A	LVIP Western Asset Core Bond Fund - Standard Class
American Funds International Growth and Income Fund - Class 1A	QS Variable Conservative Growth - Class I
American Funds Mortgage Fund - Class 1A	QS Variable Conservative Growth - Class II
American Funds New World Fund® - Class 1A

Also during 2017, the following funds changed their names:

Previous Fund Name	New Fund Name
ALPS/Stadion Tactical Defensive Portfolio - Class I	ALPS/Stadion Core ETF Portfolio - Class I
ALPS/Stadion Tactical Defensive Portfolio - Class III	ALPS/Stadion Core ETF Portfolio - Class III
Delaware VIP® Smid Cap Growth Series - Service Class	Delaware VIP® Smid Cap Core Series - Service Class
Delaware VIP® Smid Cap Growth Series - Standard Class	Delaware VIP® Smid Cap Core Series - Standard Class
Janus Aspen Balanced Portfolio - Service Shares	Janus Henderson Balanced Portfolio - Service Shares
Janus Aspen Enterprise Portfolio - Service Shares	Janus Henderson Enterprise Portfolio - Service Shares
Janus Aspen Global Research Portfolio - Service Shares	Janus Henderson Global Research Portfolio - Service Shares
LVIP Delaware Foundation Moderate Allocation Fund - Service Class	LVIP BlackRock Scientific Allocation Fund - Service Class
LVIP Delaware Foundation Moderate Allocation Fund - Standard Class	LVIP BlackRock Scientific Allocation Fund - Standard Class
LVIP Delaware Foundation Aggressive Allocation Fund - Service Class	LVIP Delaware Wealth Builder Fund - Service Class
LVIP Delaware Foundation Aggressive Allocation Fund - Standard Class	LVIP Delaware Wealth Builder Fund - Standard Class
LVIP Delaware Foundation Conservative Allocation Fund - Service Class	LVIP JPMorgan Retirement Income Fund - Service Class
LVIP Delaware Foundation Conservative Allocation Fund - Standard Class	LVIP JPMorgan Retirement Income Fund - Standard Class
Virtus Multi-Sector Fixed Income Series - Class A Shares	Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares
Virtus Multi-Sector Fixed Income Series - Class I Shares	Virtus Newfleet Multi-Sector Intermediate Bond Series - Class I Shares
Virtus Equity Trend Series - Class A Shares	Virtus Rampart Equity Trend Series - Class A Shares
Virtus Equity Trend Series - Class I Shares	Virtus Rampart Equity Trend Series - Class I Shares

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

Also during 2017, the following fund families changed their names:

Previous Fund Family Name	New Fund Family Name
Morgan Stanley Universal Institutional Funds	Morgan Stanley Variable Insurance Fund, Inc. (VIF)
Huntington VA Funds	Mutual Fund and Variable Insurance Trust

Also during 2017, the following fund merger occurred:

Fund Acquired	Acquiring Fund
Putnam VT Growth & Income Fund - Class IB	Putnam VT Equity Income Fund - Class IB

Also during 2017, the following funds ceased to be available as investment options to Variable Account contract owners:

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio - Class 1	JPMorgan Insurance Trust Intrepid Mid Cap Portfolio - Class 2

2. Mortality and Expense Guarantees and Other Transactions with Affiliates

Amounts are paid to the Company for mortality and expense guarantees at a percentage of the current value of the Variable Account each day. The mortality and expense risk charges for each of the variable subaccounts are reported in the statements of operations. The ranges of rates are as follows for the thirty-six contract types within the Variable Account:

•  Lincoln ChoicePlus at a daily rate of .0038356% to .0082192% (1.40% to 3.00% on an annual basis).

•  Lincoln ChoicePlus Access at a daily rate of .0038356% to .0089041% (1.40% to 3.25% on an annual basis).

•  Lincoln ChoicePlus Bonus at a daily rate of .0038356% to .0087671% (1.40% to 3.20% on an annual basis).

•  Lincoln ChoicePlus II at a daily rate of .0035616% to .0082192% (1.30% to 3.00% on an annual basis).

•  Lincoln ChoicePlus II Access at a daily rate of .0038356% to .0089041% (1.40% to 3.25% on an annual basis).

•  Lincoln ChoicePlus II Advance at a daily rate of .0038356% to .0090411% (1.40% to 3.30% on an annual basis).

•  Lincoln ChoicePlus II Bonus at a daily rate of .0038356% to .0087671% (1.40% to 3.20% on an annual basis).

•  Lincoln ChoicePlus Design 1 at a daily rate of .0030137% to .0080822% (1.10% to 2.95% on an annual basis).

•  Lincoln ChoicePlus Design 2 at a daily rate of .0030137% to .0093151% (1.10% to 3.40% on an annual basis).

•  Lincoln ChoicePlus Design 3 at a daily rate of .0030137% to .0093151% (1.10% to 3.40% on an annual basis).

•  Lincoln ChoicePlus Assurance A Share at a daily rate of .0016438% to .0071233% (.60% to 2.60% on an annual basis).

•  Lincoln ChoicePlus Assurance A Share Fee-Based at a daily rate of .0016438% to .0067123% (.60% to 2.45% on an annual basis).

  For policies issued on or after to 5/22/17 at a daily rate of .0005479% to .0057534% (0.20% to 2.10% on an annual basis).

•  Lincoln ChoicePlus Assurance B Share at a daily rate of .0034247% to .0084932% (1.25% to 3.10% on an annual basis).

•  Lincoln ChoicePlus Assurance Bonus at a daily rate of .0038356% to .0091781% (1.40% to 3.35% on an annual basis).

•  Lincoln ChoicePlus Assurance C Share at a daily rate of .0038356% to .0095890% (1.40% to 3.50% on an annual basis).

•  Lincoln ChoicePlus Assurance L Share at a daily rate of .0038356% to .0095890% (1.40% to 3.50% on an annual basis).

•  Lincoln ChoicePlus Assurance A Class at a daily rate of .0016438% to .0063014% (.60% to 2.30% on an annual basis).

•  Lincoln ChoicePlus Assurance B Class at a daily rate of .0034247% to .0076712% (1.25% to 2.80% on an annual basis).

•  Lincoln ChoicePlus Signature 1 at a daily rate of .0034247% to .0084932% (1.25% to 3.10% on an annual basis).

•  Lincoln ChoicePlus Signature 2 at a daily rate of .0038356% to .0094521% (1.40% to 3.45% on an annual basis).

•  Lincoln ChoicePlus Rollover at a daily rate of .0027397% to .0078082% (1.00% to 2.85% on an annual basis).

•  Lincoln ChoicePlus Fusion at a daily rate of .0021918% to .0064384% (.80% to 2.35% on an annual basis).

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

2. Mortality and Expense Guarantees and Other Transactions with Affiliates (continued)

•  Lincoln InvestmentSolutions at a daily rate of .0016438% to .0067123% (.60% to 2.45% on an annual basis).

•  Lincoln ChoicePlus Assurance Series B-Share at a daily rate of .0034247% to .0084932% (1.25% to 3.10% on an annual basis).

•  Lincoln ChoicePlus Assurance Series C-Share at a daily rate of .0038356% to .0095890% (1.40% to 3.50% on an annual basis).

•  Lincoln ChoicePlus Assurance Series L-Share at a daily rate of .0038356% to .0095890% (1.40% to 3.50% on an annual basis).

•  Lincoln ChoicePlus Assurance (Prime) at a daily rate of .0034247% to .0084932% (1.25% to 3.10% on an annual basis).

•  Lincoln ChoicePlus Advisory at a daily rate of .0005479% to .0056164% (0.20% to 2.05% on an annual basis).

•  Lincoln Investor Advantage B-Share at a daily rate of .0026027% to .0041096% (.95% to 1.50% on an annual basis).

•  Lincoln Investor Advantage C-Share at a daily rate of .0026027% to .0045205% (.95% to 1.65% on an annual basis).

•  Lincoln Investor Advantage Fee-Based at a daily rate of .0004110% to .0019178% (.15% to .70% on an annual basis).

•  Lincoln Investor Advantage RIA at a daily rate of .0006849% to .0021918% (.25% to .80% on an annual basis).

•  Lincoln Investor Advantage Advisory at a daily rate of .0002739% to .0013699% (.10% to .50% on an annual basis).

•  Lincoln Investor Advantage RIA Class at a daily rate of .0009589% to .0019178% (.35% to .70% on an annual basis).

•  Lincoln Core Income at a daily rate of .0015068% to .0031506% (.55% to 1.15% on an annual basis).

•  Lincoln InvestmentSolutions RIA at a daily rate of .0010959% to .0061644% (.40% to 2.25% on an annual basis).

During May, 2013, the fund replacements listed below occurred in certain products. The replacement funds have higher fund expenses than the funds they replaced, so the Company enacted a mortality and expense guarantee (M&E) reduction to ensure that overall fund expenses were the same after the replacement. The M&E reduction ended during May, 2016. The fund replacement was as follows:

Previous Fund Name	Replacement Fund Name	M&E Reduction
AB VPS International Value Portfolio - Class B	LVIP Mondrian International Value Fund - Service Class	0.02%
American Century VP Inflation Protection Fund - Class II	LVIP BlackRock Inflation Protected Bond Fund - Service Class	0.06%

The Company charges an annual account fee which varies by product. Refer to the product prospectus for the account fee rate. The account fees are for items such as processing applications, issuing contracts, policy value calculation, confirmations and periodic reports. The Company, upon surrender of a policy, may assess a surrender charge. Amounts retained by the Company for account fees and surrender charges for 2017 and 2016 were $450,697,529 and $438,762,490, respectively.

For the Lincoln ChoicePlus Assurance A Share, Lincoln ChoicePlus Assurance A Share Fee-Based and Lincoln ChoicePlus Assurance A Class products, a front-end load or sales charge is applied as a percentage (5.75% maximum) to all gross purchase payments. For the Lincoln ChoicePlus Fusion product, a premium based charge or sales charge is applied on a quarterly basis over a seven year period as a percentage (.175% maximum per quarter) of all purchase payments received. For the years ending December 31, 2017 and 2016, sales charges amounted to $543,355 and $1,477,396, respectively.

Surrender, contract and all other charges are included within Contract withdrawals on the Statements of Changes in Net Assets.

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights

A summary of the fee rates, unit values, units outstanding, net assets and total return and investment income ratios for variable annuity contracts as of and for each year or period in the five years ended December 31, 2017, follows:

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
AB VPS Global Thematic Growth Portfolio - Class B
	2017		0.30%	3.20%	$6.38	$25.07	2,049,491	$31,775,509	32.07%	35.41%	0.28%
	2016		0.65%	3.15%	4.77	18.73	2,134,613	24,562,976	-3.76%	-1.52%	0.00%
	2015		0.65%	2.95%	4.90	19.25	2,488,790	29,135,815	-0.34%	1.98%	0.00%
	2014		0.65%	2.95%	4.86	19.11	2,705,522	28,692,905	1.76%	4.13%	0.00%
	2013		0.65%	2.95%	4.72	18.57	3,028,771	30,284,841	19.36%	22.13%	0.02%
AB VPS Growth and Income Portfolio - Class B
	2014		0.00%	0.00%	—	—	—	—	0.00%	0.00%	1.11%
	2013		0.00%	0.00%	—	—	—	—	0.00%	0.00%	1.48%
AB VPS International Value Portfolio - Class B
	2017		1.25%	1.25%	9.60	9.60	128	1,232	23.56%	23.56%	1.23%
	2016		1.55%	1.55%	7.53	7.53	326	2,454	-2.31%	-2.31%	0.74%
	2015		1.55%	1.90%	7.45	7.71	666	5,045	0.47%	0.82%	1.70%
	2014		1.55%	1.90%	7.41	7.64	678	5,099	-8.21%	-7.88%	3.17%
	2013		1.30%	1.30%	8.45	8.45	15	128	21.14%	21.14%	2.73%
AB VPS Large Cap Growth Portfolio - Class B
	2017		1.30%	2.80%	13.36	32.00	579,076	10,225,500	28.04%	29.97%	0.00%
	2016		1.30%	2.80%	10.33	24.62	698,118	9,426,032	-0.47%	1.03%	0.00%
	2015		1.30%	2.80%	10.27	24.37	772,531	10,319,207	7.79%	9.42%	0.00%
	2014		1.30%	2.80%	9.44	22.27	848,639	10,433,388	10.70%	12.37%	0.00%
	2013		1.30%	2.80%	8.44	19.82	909,766	10,154,434	33.22%	35.23%	0.00%
AB VPS Small/Mid Cap Value Portfolio - Class A
	2017		0.35%	0.80%	13.66	13.86	33,383	458,767	12.25%	12.70%	0.46%
	2016		0.40%	0.80%	12.30	12.30	31,088	382,005	24.59%	24.59%	0.71%
	2015		0.40%	0.40%	9.87	9.87	7,880	77,770	-5.86%	-5.86%	0.80%
	2014	7/24/14	0.40%	0.80%	10.46	10.48	5,516	57,825	1.02%	1.76%	0.31%
AB VPS Small/Mid Cap Value Portfolio - Class B
	2017		0.10%	3.25%	13.59	46.14	6,451,753	212,389,129	9.30%	12.51%	0.24%
	2016		0.30%	3.20%	12.25	41.47	6,394,531	191,725,194	20.86%	24.42%	0.32%
	2015		0.30%	3.20%	14.11	33.70	6,850,862	167,462,421	-8.67%	-6.26%	0.51%
	2014		0.60%	3.20%	15.45	36.24	7,291,406	194,269,675	5.51%	8.24%	0.46%
	2013		0.65%	3.20%	14.64	33.83	8,139,879	205,119,410	33.30%	36.74%	0.44%
ALPS/Alerian Energy Infrastructure Portfolio - Class I
	2017		0.35%	0.80%	8.83	8.96	54,209	546,169	-1.28%	-0.88%	4.31%
	2016		0.40%	0.80%	8.95	9.04	26,684	241,029	40.26%	40.83%	2.24%
	2015		0.40%	0.80%	6.42	6.42	28,281	181,504	-37.96%	-37.96%	0.85%
	2014	7/24/14	0.40%	0.40%	10.35	10.35	11,325	117,205	-6.09%	-6.09%	0.92%
ALPS/Alerian Energy Infrastructure Portfolio - Class III
	2017		0.10%	1.65%	8.44	8.87	647,095	5,663,293	-2.46%	-1.14%	1.93%
	2016		0.30%	1.65%	8.65	8.97	624,350	5,468,502	38.49%	40.37%	2.41%
	2015		0.30%	1.65%	6.25	6.39	379,465	2,388,413	-38.94%	-38.11%	0.93%
	2014	7/2/14	0.30%	1.65%	10.23	10.32	187,200	1,921,367	-6.49%	-0.84%	0.21%
ALPS/Red Rocks Listed Private Equity Portfolio - Class I
	2017		0.35%	0.80%	12.31	12.45	4,379	54,484	24.50%	25.00%	3.09%
	2016	3/7/16	0.40%	0.80%	9.89	9.96	2,705	26,876	7.06%	12.99%	3.90%
ALPS/Red Rocks Listed Private Equity Portfolio - Class III
	2017		0.10%	1.65%	11.94	12.38	768,031	9,257,493	22.92%	24.58%	2.78%
	2016		0.30%	1.65%	9.72	9.94	556,329	5,435,000	6.21%	7.65%	0.82%
	2015	5/26/15	0.30%	1.65%	9.15	9.23	373,631	3,424,521	-10.07%	-8.81%	0.16%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
ALPS/Stadion Core ETF Portfolio - Class I
	2017		0.40%	0.80%	$11.84	$12.01	5,042	$59,905	12.93%	13.38%	0.27%
	2016		0.40%	0.80%	10.59	10.59	5,276	55,445	11.01%	11.01%	0.00%
	2015		0.40%	0.40%	9.54	9.54	870	8,312	-9.71%	-9.71%	0.20%
	2014	12/26/14	0.40%	0.40%	10.57	10.57	7,749	81,904	-1.30%	-1.30%	0.00%
ALPS/Stadion Core ETF Portfolio - Class III
	2017		0.10%	2.85%	11.35	11.93	917,171	10,143,127	11.71%	13.23%	0.19%
	2016		0.30%	1.65%	10.16	10.33	439,298	4,509,989	9.00%	9.60%	0.00%
	2015		1.10%	1.65%	9.32	9.43	566,375	5,324,167	-10.83%	-10.34%	0.12%
	2014	7/17/14	1.10%	1.65%	10.46	10.51	72,836	764,872	-0.67%	2.46%	0.00%
ALPS/Stadion Tactical Growth Portfolio - Class III
	2017		0.10%	1.65%	11.15	11.56	439,837	4,962,374	10.35%	11.85%	0.30%
	2016		0.30%	1.65%	10.10	10.33	390,479	3,972,301	7.43%	8.89%	0.33%
	2015	5/27/15	0.30%	1.65%	9.41	9.49	145,628	1,373,696	-6.37%	-2.92%	0.00%
American Century VP Balanced Fund - Class I
	2017	3/28/17	0.35%	0.35%	11.40	11.40	6,291	71,687	9.44%	9.44%	1.24%
American Century VP Balanced Fund - Class II
	2017		0.10%	3.30%	11.35	11.87	4,327,370	50,309,821	10.21%	13.28%	1.41%
	2016	5/25/16	0.30%	3.05%	10.29	10.48	1,761,279	18,291,592	-1.16%	6.73%	0.79%
American Century VP Inflation Protection Fund - Class II
	2017		2.15%	2.15%	12.10	12.10	2,133	25,803	1.47%	1.47%	2.51%
	2016	1/22/16	2.15%	2.15%	11.92	11.92	2,283	27,225	-2.86%	-2.86%	1.66%
	2014		0.00%	0.00%	—	—	—	—	0.00%	0.00%	1.34%
	2013		0.00%	0.00%	—	—	—	—	0.00%	0.00%	0.66%
American Century VP Large Company Value Fund - Class I
	2017	6/27/17	0.35%	0.70%	10.61	10.63	33,184	352,509	2.34%	6.58%	0.65%
American Century VP Large Company Value Fund - Class II
	2017	6/7/17	0.10%	3.00%	10.45	10.64	358,793	3,784,362	-0.34%	7.74%	0.89%
American Funds Asset Allocation Fund - Class 1
	2017		0.40%	1.95%	13.34	18.35	1,175,826	18,849,926	14.26%	16.04%	1.78%
	2016		0.40%	1.95%	11.49	15.84	944,992	13,813,111	7.57%	9.25%	3.09%
	2015		0.40%	1.95%	10.52	14.53	284,659	3,379,682	-0.32%	1.24%	2.84%
	2014		0.40%	1.95%	13.69	14.22	81,493	1,083,366	3.62%	4.72%	1.91%
	2013	5/28/13	0.90%	1.95%	13.21	13.58	44,228	597,313	8.28%	8.96%	1.64%
American Funds Asset Allocation Fund - Class 1A
	2017	4/13/17	0.35%	0.75%	11.39	11.44	358,300	4,093,365	1.37%	10.40%	2.05%
American Funds Asset Allocation Fund - Class 4
	2017		0.10%	1.65%	12.52	13.15	9,854,185	125,099,749	14.01%	15.56%	1.45%
	2016		0.30%	1.65%	10.98	11.38	7,898,429	87,672,209	7.38%	8.84%	1.58%
	2015		0.30%	1.65%	10.22	10.45	4,522,223	46,560,007	-0.51%	0.84%	3.01%
	2014	7/11/14	0.30%	1.65%	10.28	10.37	488,562	5,036,627	0.73%	2.37%	2.97%
American Funds Blue Chip Income and Growth Fund - Class 1
	2017		0.40%	2.25%	14.54	21.75	245,762	4,489,873	15.09%	16.83%	2.26%
	2016		0.40%	1.90%	12.63	18.66	215,617	3,345,018	16.82%	18.58%	2.32%
	2015		0.40%	1.90%	10.65	15.77	183,536	2,465,234	-4.55%	-3.11%	2.26%
	2014		0.40%	1.90%	15.55	16.30	168,673	2,328,817	13.51%	15.00%	4.84%
	2013		0.60%	1.90%	13.70	14.18	69,801	971,653	30.75%	32.46%	2.55%
American Funds Blue Chip Income and Growth Fund - Class 1A
	2017	2/24/17	0.35%	1.85%	11.31	11.48	53,961	618,727	5.58%	11.54%	3.87%
American Funds Blue Chip Income and Growth Fund - Class 4
	2017		0.10%	1.65%	13.86	14.55	2,122,791	29,875,527	14.79%	16.35%	2.05%
	2016		0.30%	1.65%	12.07	12.51	1,606,020	19,617,556	16.56%	18.14%	2.14%
	2015		0.30%	1.65%	10.36	10.59	952,751	9,935,928	-4.79%	-3.50%	2.57%
	2014	6/27/14	0.30%	1.65%	10.88	10.97	270,432	2,949,193	-0.94%	7.83%	6.32%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
American Funds Bond Fund - Class 1
	2017		0.60%	2.25%	$10.77	$11.74	549,238	$6,361,687	1.92%	3.26%	2.29%
	2016		0.60%	1.90%	10.57	11.37	323,939	3,654,693	1.33%	2.65%	2.06%
	2015		0.60%	1.90%	10.43	11.08	219,347	2,408,720	-1.44%	-0.16%	2.03%
	2014		0.60%	1.90%	10.59	11.10	184,166	2,028,548	3.60%	4.95%	2.53%
	2013		0.60%	1.90%	10.27	10.57	78,093	818,840	-3.54%	-2.47%	4.51%
American Funds Bond Fund - Class 1A
	2017	3/20/17	0.50%	1.85%	10.16	10.29	103,217	1,061,558	-0.11%	2.77%	4.05%
American Funds Capital Income Builder® - Class 1
	2017		0.40%	0.90%	11.25	11.46	87,875	1,004,071	12.28%	12.84%	3.02%
	2016		0.40%	1.70%	9.81	10.15	90,463	916,505	2.41%	3.75%	3.55%
	2015		0.40%	1.70%	9.75	9.78	36,108	352,892	-1.82%	-1.62%	3.01%
	2014	8/13/14	0.40%	0.60%	9.93	9.95	11,785	117,203	-0.92%	-0.63%	1.21%
American Funds Capital Income Builder® - Class 1A
	2017	2/24/17	0.35%	0.70%	11.10	11.13	40,881	454,380	2.13%	9.22%	2.86%
American Funds Capital Income Builder® - Class 4
	2017		0.10%	1.65%	10.75	11.29	3,196,968	34,882,122	10.81%	12.31%	2.57%
	2016		0.30%	1.65%	9.70	10.05	2,709,830	26,593,272	2.09%	3.47%	2.92%
	2015		0.30%	1.65%	9.50	9.71	1,345,855	12,866,136	-3.40%	-2.09%	2.72%
	2014	7/11/14	0.30%	1.65%	9.83	9.92	331,104	3,264,170	-2.81%	2.10%	1.46%
American Funds Global Balanced Fund - Class 1
	2017		0.60%	0.65%	14.92	14.97	37,258	556,175	19.14%	19.20%	1.11%
	2016		0.60%	0.65%	12.53	12.56	44,349	555,860	4.05%	4.11%	2.23%
	2015		0.60%	1.70%	11.47	12.07	26,192	314,361	-2.36%	-1.28%	1.25%
	2014		0.60%	1.70%	11.75	12.22	28,351	344,386	0.15%	1.26%	1.55%
	2013		0.60%	1.70%	12.06	12.07	19,898	236,081	11.84%	11.89%	3.54%
American Funds Global Balanced Fund - Class 1A
	2017	7/25/17	0.50%	0.50%	11.81	11.81	20,221	238,878	5.60%	5.60%	2.40%
American Funds Global Bond Fund - Class 1
	2017		0.60%	2.15%	9.85	10.91	263,558	2,829,781	4.84%	6.47%	0.58%
	2016		0.60%	2.15%	9.39	10.25	219,952	2,222,585	0.73%	2.31%	0.82%
	2015		0.60%	2.15%	9.32	10.02	180,752	1,783,495	-5.79%	-4.32%	0.09%
	2014		0.60%	2.15%	9.90	10.47	159,471	1,649,036	-0.45%	1.10%	1.84%
	2013		0.60%	2.15%	10.06	10.35	107,161	1,097,950	-4.05%	-2.99%	0.00%
American Funds Global Bond Fund - Class 1A
	2017	6/27/17	0.50%	0.50%	10.65	10.65	6,006	63,963	1.31%	1.31%	0.96%
American Funds Global Discovery Fund - Class 1
	2013		0.00%	0.00%	—	—	—	—	0.00%	0.00%	0.49%
American Funds Global Growth and Income Fund - Class 1
	2017		0.60%	1.90%	16.74	18.25	79,422	1,415,352	24.03%	25.65%	2.18%
	2016		0.60%	1.90%	13.50	14.53	102,601	1,471,459	5.59%	6.97%	2.57%
	2015		0.60%	1.90%	12.79	13.58	61,907	828,333	-3.00%	-1.73%	2.46%
	2014		0.60%	1.90%	13.18	13.82	39,804	541,529	4.00%	5.36%	4.40%
	2013	5/31/13	0.60%	1.90%	12.68	13.12	13,187	169,168	3.15%	11.86%	7.06%
American Funds Global Growth and Income Fund - Class 1A
	2017	7/28/17	0.50%	0.50%	12.39	12.39	9,631	119,368	6.84%	6.84%	2.20%
American Funds Global Growth Fund - Class 1
	2017		0.40%	1.95%	14.39	29.17	100,452	2,230,705	29.37%	31.28%	0.87%
	2016		0.40%	1.90%	11.00	22.26	120,828	2,168,663	-1.03%	0.47%	1.14%
	2015		0.40%	1.90%	11.00	22.20	103,598	1,966,526	5.22%	6.81%	1.54%
	2014		0.40%	1.90%	16.32	20.76	53,456	929,867	0.84%	1.85%	1.74%
	2013		0.65%	1.65%	20.38	20.38	9,962	180,670	28.67%	28.67%	2.64%
American Funds Global Growth Fund - Class 1A
	2017	2/24/17	0.35%	1.75%	12.69	12.87	134,709	1,729,281	0.00%	23.46%	1.69%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
American Funds Global Growth Fund - Class 2
	2017		0.65%	3.45%	$17.26	$30.77	11,616,271	$308,500,828	27.40%	30.62%	0.64%
	2016		0.65%	3.15%	13.55	23.71	13,247,007	273,063,601	-2.50%	-0.03%	0.83%
	2015		0.65%	3.15%	13.90	23.87	14,297,446	299,327,181	3.62%	6.24%	1.01%
	2014		0.65%	3.15%	13.41	22.62	15,062,955	300,070,833	-0.86%	1.65%	1.13%
	2013		0.65%	3.15%	13.53	22.40	16,531,915	328,814,702	25.17%	28.34%	1.22%
American Funds Global Growth Fund - Class 4
	2017		0.10%	1.65%	13.69	14.38	2,754,870	37,676,270	28.97%	30.72%	0.73%
	2016		0.30%	1.65%	10.62	11.00	1,566,169	16,824,684	-1.27%	0.07%	0.69%
	2015		0.30%	1.65%	10.75	11.00	1,199,771	12,998,542	4.94%	6.37%	1.81%
	2014	7/7/14	0.30%	1.65%	10.25	10.34	166,172	1,707,623	-2.09%	6.92%	1.88%
American Funds Global Small Capitalization Fund - Class 1
	2017		0.40%	1.90%	12.85	25.81	74,101	1,447,426	23.84%	25.71%	0.67%
	2016		0.40%	1.90%	10.26	20.57	72,209	1,145,718	0.42%	1.94%	0.61%
	2015		0.40%	1.90%	10.18	20.22	43,539	713,056	-1.39%	0.10%	0.00%
	2014		0.40%	1.90%	12.12	20.24	38,850	647,274	0.43%	1.74%	0.56%
	2013	3/18/13	0.60%	1.90%	12.07	19.90	9,572	171,321	3.23%	18.71%	0.36%
American Funds Global Small Capitalization Fund - Class 1A
	2017	2/24/17	0.35%	0.50%	12.26	12.28	14,797	181,646	9.37%	17.98%	0.59%
American Funds Global Small Capitalization Fund - Class 2
	2017		0.60%	3.15%	13.36	41.54	18,496,006	407,453,214	21.99%	25.14%	0.43%
	2016		0.60%	3.15%	10.95	33.61	21,300,578	378,822,041	-1.07%	1.49%	0.22%
	2015		0.60%	3.15%	11.07	33.54	22,851,469	407,238,808	-2.84%	-0.38%	0.00%
	2014		0.65%	3.15%	11.39	34.07	24,595,417	444,106,901	-1.04%	1.46%	0.12%
	2013		0.65%	3.15%	11.51	33.99	25,652,712	468,775,881	24.30%	27.45%	0.86%
American Funds Global Small Capitalization Fund - Class 4
	2017		0.10%	1.65%	12.24	12.86	819,439	10,114,015	23.57%	25.25%	0.41%
	2016		0.30%	1.65%	9.91	10.26	505,637	5,070,326	0.18%	1.54%	0.10%
	2015		0.30%	1.65%	9.89	9.98	449,566	4,478,298	-1.66%	-1.11%	0.00%
	2014	7/10/14	1.10%	1.65%	10.05	10.09	109,654	1,105,353	-3.11%	0.33%	0.15%
American Funds Growth Fund - Class 1
	2017		0.40%	2.15%	15.91	34.52	385,667	10,602,163	25.89%	28.11%	0.77%
	2016		0.40%	2.15%	12.47	27.00	385,511	8,098,393	7.43%	9.32%	1.04%
	2015		0.40%	2.15%	11.53	24.75	295,072	5,907,860	4.84%	6.69%	0.88%
	2014		0.40%	2.15%	15.57	23.24	265,323	5,209,877	6.47%	8.14%	1.77%
	2013		0.60%	2.15%	20.43	21.43	95,918	1,854,888	28.24%	29.59%	2.17%
American Funds Growth Fund - Class 1A
	2017	2/24/17	0.35%	1.85%	12.32	12.51	224,696	2,802,955	-0.44%	19.14%	1.04%
American Funds Growth Fund - Class 2
	2017		0.60%	3.45%	19.59	39.51	51,003,242	1,493,960,160	24.26%	27.51%	0.49%
	2016		0.60%	3.20%	15.70	31.38	59,105,003	1,372,744,558	6.04%	8.83%	0.70%
	2015		0.60%	3.20%	14.74	29.19	66,210,229	1,430,702,928	3.49%	6.22%	0.58%
	2014		0.60%	3.20%	14.09	27.83	77,008,391	1,582,205,164	5.09%	7.86%	0.76%
	2013		0.60%	3.20%	13.22	26.12	88,916,417	1,713,280,045	26.01%	29.26%	0.91%
American Funds Growth Fund - Class 4
	2017		0.10%	1.65%	15.15	15.91	6,957,967	105,324,817	25.89%	27.60%	0.51%
	2016		0.30%	1.65%	12.03	12.47	4,279,096	52,085,976	7.43%	8.89%	0.62%
	2015		0.30%	1.65%	11.20	11.45	2,619,327	29,556,538	4.84%	6.26%	1.19%
	2014	7/11/14	0.30%	1.65%	10.68	10.78	689,230	7,385,095	1.48%	8.58%	1.88%
American Funds Growth-Income Fund - Class 1
	2017		0.40%	1.90%	14.81	31.58	235,978	6,646,314	20.38%	22.20%	1.68%
	2016		0.40%	1.90%	12.12	25.89	192,831	4,355,827	9.70%	11.36%	1.80%
	2015		0.40%	1.90%	10.88	23.30	144,584	2,966,116	-0.20%	1.31%	1.56%
	2014		0.40%	1.90%	16.68	23.04	136,191	2,917,443	8.82%	10.24%	1.91%
	2013		0.60%	1.90%	20.84	20.84	42,509	857,590	32.95%	32.95%	4.20%
American Funds Growth-Income Fund - Class 1A
	2017	2/24/17	0.35%	1.75%	11.78	11.94	181,077	2,157,415	-0.18%	15.03%	3.36%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
American Funds Growth-Income Fund - Class 2
	2017		0.60%	3.45%	$18.01	$33.05	77,508,047	$1,952,345,244	18.53%	21.65%	1.36%
	2016		0.60%	3.20%	15.13	27.51	88,817,914	1,856,720,868	8.01%	10.86%	1.33%
	2015		0.60%	3.20%	13.95	25.13	97,917,131	1,864,034,886	-1.74%	0.85%	1.27%
	2014		0.60%	3.20%	14.13	25.23	108,518,744	2,071,195,590	7.15%	9.98%	1.25%
	2013		0.60%	3.20%	13.13	23.23	123,574,320	2,169,089,785	29.30%	32.71%	1.32%
American Funds Growth-Income Fund - Class 4
	2017		0.10%	1.65%	13.89	14.59	5,017,789	69,160,604	20.08%	21.71%	1.56%
	2016		0.30%	1.65%	11.57	11.99	2,971,117	34,742,603	9.44%	10.92%	1.38%
	2015		0.30%	1.65%	10.57	10.81	1,933,530	20,582,982	-0.45%	0.91%	2.25%
	2014	7/11/14	0.30%	1.65%	10.62	10.71	429,293	4,572,408	1.70%	7.62%	2.87%
American Funds High-Income Bond Fund - Class 1
	2017		0.60%	1.90%	12.30	13.41	130,925	1,732,060	5.23%	6.61%	6.92%
	2016		0.60%	1.90%	11.69	12.58	105,363	1,306,921	15.61%	17.13%	6.43%
	2015		0.60%	1.90%	10.11	10.74	84,527	894,088	-8.70%	-7.50%	6.45%
	2014		0.60%	1.90%	11.07	11.61	67,751	777,749	-1.09%	0.20%	7.05%
	2013		0.60%	1.90%	11.19	11.58	30,666	350,547	4.88%	6.26%	9.56%
American Funds High-Income Bond Fund - Class 1A
	2017	2/10/17	0.50%	1.75%	10.42	10.55	36,971	387,351	0.13%	4.49%	8.90%
American Funds International Fund - Class 1
	2017		0.40%	2.25%	12.30	20.88	359,096	6,189,789	29.97%	31.93%	1.59%
	2016		0.40%	1.90%	9.36	15.86	275,577	3,500,191	2.03%	3.37%	1.63%
	2015		0.40%	1.70%	9.09	15.37	250,441	3,084,558	-5.87%	-4.64%	2.18%
	2014		0.40%	1.70%	15.19	16.15	150,309	2,008,634	-4.05%	-2.99%	2.73%
	2013		0.60%	1.70%	15.83	15.83	28,752	466,616	19.85%	19.85%	2.40%
American Funds International Fund - Class 1A
	2017	2/21/17	0.35%	1.85%	12.71	12.90	126,000	1,624,060	1.94%	23.39%	2.38%
American Funds International Fund - Class 2
	2017		0.65%	3.30%	12.71	32.08	34,577,849	706,147,538	28.05%	31.29%	1.22%
	2016		0.65%	3.15%	9.93	24.73	40,061,459	629,030,458	0.32%	2.86%	1.24%
	2015		0.65%	3.15%	9.89	24.33	43,059,631	664,730,962	-7.49%	-5.14%	1.49%
	2014		0.65%	3.15%	10.69	25.96	44,124,291	729,574,567	-5.67%	-3.28%	1.38%
	2013		0.65%	3.15%	11.34	27.16	44,360,488	778,437,194	17.86%	20.85%	1.36%
American Funds International Fund - Class 4
	2017		0.10%	1.65%	11.71	12.30	2,685,612	31,981,989	29.74%	31.50%	1.61%
	2016		0.30%	1.65%	9.03	9.35	1,691,788	15,447,183	1.53%	2.91%	1.33%
	2015		0.30%	1.65%	8.89	9.09	1,206,889	10,804,545	-6.31%	-5.04%	2.06%
	2014	7/8/14	0.30%	1.65%	9.49	9.57	318,221	3,027,225	-6.56%	2.94%	3.02%
American Funds International Growth and Income Fund - Class 1
	2017		0.60%	2.25%	12.49	13.85	128,565	1,740,107	22.64%	24.56%	2.41%
	2016		0.60%	2.15%	10.19	11.12	129,412	1,418,750	-0.45%	1.10%	2.55%
	2015		0.60%	2.15%	10.23	10.99	138,132	1,501,645	-7.35%	-5.91%	2.33%
	2014		0.60%	2.15%	11.05	11.68	132,517	1,533,911	-4.99%	-3.51%	3.51%
	2013	3/18/13	0.60%	2.15%	11.63	12.11	68,436	818,062	2.18%	14.51%	5.76%
American Funds International Growth and Income Fund - Class 1A
	2017	3/30/17	0.50%	0.70%	12.25	12.28	54,088	663,781	2.35%	15.58%	7.59%
American Funds Managed Risk Asset Allocation Fund - Class P1
	2017		0.50%	1.85%	15.16	15.20	65,270	883,305	14.32%	14.37%	0.27%
	2016		0.60%	1.70%	12.70	13.26	91,744	1,208,325	5.76%	6.87%	1.52%
	2015		0.65%	1.70%	12.41	12.41	71,784	889,748	-1.48%	-1.48%	1.89%
	2014		0.65%	0.65%	12.59	12.59	59,551	749,950	2.58%	2.58%	0.31%
	2013	5/20/13	0.65%	0.65%	12.28	12.28	31,059	381,308	7.24%	7.24%	2.06%
American Funds Managed Risk Asset Allocation Fund - Class P2
	2017		1.30%	2.85%	13.37	14.47	7,435,798	106,572,503	11.58%	13.32%	0.76%
	2016		1.30%	2.85%	12.00	12.77	5,432,934	68,793,798	4.31%	5.89%	1.22%
	2015		1.30%	2.80%	11.60	12.06	2,593,237	31,081,934	-3.56%	-2.35%	1.73%
	2014	8/20/14	1.30%	2.55%	12.03	12.35	511,562	6,299,380	-1.32%	3.75%	0.10%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
American Funds Managed Risk Blue Chip Income and Growth Fund - Class P1
	2017		0.60%	1.70%	$13.47	$14.18	6,120	$84,409	13.54%	14.79%	1.28%
	2016		0.60%	1.70%	11.87	12.35	12,154	147,587	11.86%	13.09%	1.74%
	2015		0.60%	1.70%	10.61	10.92	6,877	73,829	-8.64%	-7.63%	0.56%
	2014		0.60%	1.70%	11.82	11.82	8,638	101,228	7.93%	7.93%	4.48%
	2013	9/9/13	0.60%	0.60%	10.96	10.96	1,111	12,177	9.23%	9.23%	1.52%
American Funds Managed Risk Growth Fund - Class P1
	2017		0.60%	0.90%	14.35	14.55	7,301	105,305	25.10%	25.47%	0.59%
	2016		0.60%	0.90%	11.60	11.60	10,212	117,497	2.27%	2.27%	0.49%
	2015		0.60%	0.60%	11.34	11.34	1,886	21,404	0.45%	0.45%	0.00%
	2014		0.60%	1.70%	11.09	11.09	6,172	68,833	0.46%	0.46%	1.05%
	2013	11/14/13	1.70%	1.70%	11.04	11.04	4,637	51,202	3.51%	3.51%	0.65%
American Funds Managed Risk Growth-Income Fund - Class P1
	2017		0.65%	1.70%	13.59	14.27	1,895	26,139	18.61%	19.86%	1.03%
	2016		0.65%	1.70%	11.46	11.91	2,079	24,076	4.70%	5.81%	1.34%
	2015		0.65%	1.70%	10.95	11.25	2,157	23,786	-4.90%	-3.90%	0.32%
	2014		0.65%	1.70%	11.71	11.71	2,307	26,676	4.18%	4.18%	2.58%
	2013	12/16/13	0.65%	0.65%	11.24	11.24	558	6,275	3.40%	3.40%	0.98%
American Funds Managed Risk International Fund - Class P1
	2017		0.60%	0.60%	11.66	11.66	1,359	15,845	28.52%	28.52%	0.36%
	2016		0.60%	0.90%	9.07	9.07	4,732	42,593	-3.17%	-3.17%	1.03%
	2015		0.60%	0.65%	9.37	9.37	5,906	55,274	-6.68%	-6.68%	0.01%
	2014	3/10/14	0.60%	0.60%	10.04	10.04	1,359	13,648	-4.08%	-4.08%	1.37%
American Funds Mortgage Fund - Class 1
	2017		0.40%	1.90%	10.40	11.33	38,322	417,491	-0.43%	1.07%	1.72%
	2016		0.40%	1.90%	10.44	11.20	34,430	373,841	0.57%	2.09%	2.10%
	2015		0.40%	1.90%	10.38	11.00	23,448	250,122	0.16%	1.68%	1.55%
	2014		0.40%	1.90%	10.37	10.85	26,208	276,226	3.56%	4.86%	0.90%
	2013		0.65%	1.90%	10.01	10.34	31,044	314,793	-3.26%	-2.05%	1.29%
American Funds Mortgage Fund - Class 1A
	2017	2/10/17	0.70%	0.70%	10.06	10.06	9,313	93,723	0.12%	0.12%	1.52%
American Funds Mortgage Fund - Class 4
	2017		1.10%	1.65%	10.06	10.27	497,409	5,067,464	-0.68%	-0.13%	1.29%
	2016		0.30%	1.65%	10.13	10.50	450,667	4,621,446	0.34%	1.70%	1.19%
	2015		0.30%	1.65%	10.10	10.19	471,125	4,794,465	-0.04%	0.51%	3.90%
	2014	7/24/14	1.10%	1.65%	10.10	10.14	5,213	52,828	0.65%	0.94%	1.37%
American Funds New World Fund® - Class 1
	2017		0.40%	2.15%	11.84	13.35	324,197	4,162,323	26.98%	29.22%	1.17%
	2016		0.40%	2.15%	9.20	10.35	297,012	2,941,699	3.35%	5.17%	1.07%
	2015		0.40%	2.15%	8.79	9.86	217,610	2,068,339	-5.02%	-3.34%	0.87%
	2014		0.40%	2.15%	9.67	10.23	165,600	1,645,697	-9.60%	-8.19%	1.59%
	2013		0.60%	2.15%	10.76	11.12	62,079	681,495	9.56%	10.94%	3.86%
American Funds New World Fund® - Class 1A
	2017	2/10/17	0.35%	0.75%	12.58	12.63	51,429	649,430	0.43%	21.86%	2.28%
American Funds New World Fund® - Class 4
	2017		0.10%	1.65%	11.28	11.85	2,096,083	24,088,587	26.95%	28.67%	0.89%
	2016		0.30%	1.65%	8.88	9.21	1,618,886	14,556,375	3.32%	4.73%	0.66%
	2015		0.30%	1.65%	8.60	8.79	1,131,422	9,799,068	-4.96%	-3.66%	0.68%
	2014	6/30/14	0.30%	1.65%	9.05	9.13	229,661	2,083,507	-13.72%	-2.61%	2.44%
American Funds U.S. Government/AAA-Rated Securities Fund - Class 1
	2017		0.60%	1.90%	10.26	11.18	17,147	188,333	-0.08%	1.22%	1.41%
	2016		0.60%	1.90%	10.27	11.04	22,590	246,784	-0.47%	0.83%	1.69%
	2015		0.60%	1.90%	10.32	10.95	11,804	127,303	0.01%	1.32%	1.29%
	2014		0.60%	1.90%	10.31	10.81	17,594	186,388	3.26%	4.61%	1.14%
	2013		0.60%	1.90%	9.99	10.33	26,690	270,577	-4.70%	-3.45%	1.34%
American Funds U.S. Government/AAA-Rated Securities Fund - Class 1A
	2017	5/30/17	0.50%	1.75%	10.00	10.12	29,181	292,918	-0.64%	-0.06%	1.23%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
BlackRock Global Allocation V.I. Fund - Class I
	2017		0.35%	1.90%	$11.70	$17.95	327,723	$4,965,721	11.72%	13.40%	1.43%
	2016		0.40%	1.90%	10.32	15.86	264,557	3,731,880	2.15%	3.70%	1.34%
	2015		0.40%	1.90%	9.95	15.33	211,287	2,832,358	-2.58%	-1.11%	1.40%
	2014		0.40%	1.90%	11.85	15.53	95,187	1,443,873	0.19%	1.50%	2.77%
	2013		0.60%	1.90%	15.10	15.30	61,891	937,866	13.73%	14.07%	2.74%
BlackRock Global Allocation V.I. Fund - Class III
	2017		0.10%	3.45%	10.56	17.52	72,296,105	1,146,566,986	10.13%	13.37%	1.26%
	2016		0.30%	3.20%	10.28	15.51	78,755,721	1,118,809,230	0.54%	3.49%	1.10%
	2015		0.30%	3.20%	9.93	15.03	86,148,478	1,199,215,935	-4.12%	-1.30%	1.03%
	2014		0.30%	3.20%	11.12	15.29	91,977,049	1,314,829,729	-1.28%	1.27%	2.17%
	2013		0.60%	3.20%	11.26	15.13	97,802,754	1,396,151,367	10.81%	13.73%	1.06%
BlackRock iShares® Alternative Strategies V.I. Fund - Class I
	2017		0.35%	0.40%	11.25	11.25	1,340	14,954	12.29%	12.29%	3.32%
	2016	3/16/16	0.40%	0.40%	10.02	10.02	931	9,323	2.07%	2.07%	2.49%
BlackRock iShares® Alternative Strategies V.I. Fund - Class III
	2017		0.30%	1.65%	10.81	11.21	407,399	4,445,200	10.61%	12.11%	2.80%
	2016		0.30%	1.65%	9.77	10.00	338,852	3,328,776	4.48%	5.90%	4.59%
	2015	5/26/15	0.30%	1.65%	9.35	9.44	54,935	515,429	-5.32%	-3.32%	6.31%
ClearBridge Variable Aggressive Growth Portfolio - Class I
	2017		0.35%	0.40%	12.82	12.82	24,945	309,595	15.83%	15.83%	0.58%
	2016		0.40%	0.40%	11.07	11.07	17,917	198,293	0.80%	0.80%	0.61%
	2015		0.40%	0.40%	10.98	10.98	17,166	188,486	-2.13%	-2.13%	0.33%
	2014	7/24/14	0.40%	0.40%	11.22	11.22	17,600	197,454	2.42%	2.42%	0.24%
ClearBridge Variable Aggressive Growth Portfolio - Class II
	2017		0.10%	1.65%	12.14	12.75	1,803,465	22,255,867	14.09%	15.64%	0.27%
	2016		0.30%	1.65%	10.64	11.02	1,769,468	19,053,014	-0.72%	0.63%	0.40%
	2015		0.30%	1.65%	10.71	10.95	1,645,147	17,765,237	-3.54%	-2.23%	0.11%
	2014	6/27/14	0.30%	1.65%	11.11	11.20	423,885	4,723,066	1.61%	4.95%	0.00%
ClearBridge Variable Large Cap Growth Portfolio - Class I
	2017	7/6/17	0.50%	0.70%	11.37	11.39	29,520	336,085	3.70%	13.04%	0.32%
ClearBridge Variable Large Cap Growth Portfolio - Class II
	2017	5/25/17	0.10%	2.90%	11.20	11.40	1,230,082	13,890,453	-0.61%	12.40%	0.30%
ClearBridge Variable Mid Cap Portfolio - Class I
	2017		0.35%	0.65%	13.15	13.27	41,864	533,192	12.07%	12.35%	0.50%
	2016		0.40%	0.65%	11.73	11.81	26,700	313,621	8.63%	8.90%	1.03%
	2015		0.40%	0.65%	10.84	10.84	16,347	176,720	1.89%	1.89%	0.07%
	2014	7/24/14	0.40%	0.40%	10.64	10.64	241	2,559	2.40%	2.40%	0.28%
ClearBridge Variable Mid Cap Portfolio - Class II
	2017		0.10%	3.05%	12.11	13.19	2,463,944	31,264,072	9.61%	12.21%	0.22%
	2016		0.30%	2.80%	11.01	11.76	1,886,352	21,578,620	6.09%	8.78%	0.37%
	2015		0.30%	2.80%	10.37	10.81	1,626,343	17,287,110	-0.85%	1.68%	0.05%
	2014	5/19/14	0.30%	3.00%	10.45	10.63	1,357,176	14,307,002	-0.52%	9.15%	0.20%
Columbia VP Commodity Strategy Fund - Class 1
	2017	2/16/17	0.35%	0.35%	10.57	10.57	15,610	165,052	4.15%	4.15%	1.62%
Columbia VP Commodity Strategy Fund - Class 2
	2017	2/6/17	0.10%	1.50%	10.41	10.58	46,856	490,574	0.10%	6.64%	4.03%
Columbia VP Emerging Markets Bond Fund - Class 1
	2017	4/6/17	0.35%	0.35%	10.82	10.82	23,667	256,096	0.54%	0.54%	3.34%
Columbia VP Emerging Markets Bond Fund - Class 2
	2017	1/12/17	0.10%	1.65%	10.64	10.83	108,726	1,163,501	0.58%	8.87%	4.81%
Columbia VP Strategic Income Fund - Class 2
	2017	1/11/17	0.10%	1.65%	10.39	10.58	280,373	2,922,021	1.59%	4.10%	3.12%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Delaware VIP® Diversified Income Series - Service Class
	2017		0.10%	3.45%	$9.96	$17.23	130,151,769	$2,015,655,856	1.59%	4.58%	2.40%
	2016		0.30%	3.20%	9.80	16.64	117,428,902	1,764,684,263	0.03%	2.97%	2.85%
	2015		0.30%	3.20%	9.80	16.32	114,243,405	1,691,750,437	-4.45%	-1.64%	2.78%
	2014		0.30%	3.20%	10.25	16.76	110,189,860	1,681,645,917	1.68%	4.36%	1.97%
	2013		0.60%	3.20%	10.08	16.18	96,298,898	1,420,559,454	-4.53%	-2.06%	2.15%
Delaware VIP® Diversified Income Series - Standard Class
	2017		0.35%	2.15%	10.63	15.61	524,734	6,538,451	2.98%	4.80%	2.47%
	2016		0.40%	2.15%	10.19	14.92	354,250	4,519,408	1.32%	3.11%	2.67%
	2015		0.40%	2.15%	9.98	14.50	249,569	3,257,476	-3.19%	-1.48%	3.00%
	2014		0.40%	2.15%	10.81	14.75	85,063	1,143,589	3.08%	4.69%	1.88%
	2013		0.60%	2.15%	14.05	14.05	43,579	563,170	-1.90%	-1.90%	0.88%
Delaware VIP® Emerging Markets Series - Service Class
	2017		0.10%	3.20%	10.46	57.28	15,125,947	340,675,270	35.82%	39.81%	0.39%
	2016		0.30%	3.20%	7.70	41.61	16,679,830	275,922,577	10.10%	13.00%	0.78%
	2015		0.60%	3.20%	6.99	37.29	18,736,964	277,740,382	-17.46%	-15.29%	0.59%
	2014		0.60%	3.20%	8.47	44.57	18,418,834	325,412,353	-11.15%	-8.82%	0.41%
	2013		0.60%	3.20%	9.54	49.49	18,654,260	366,304,797	6.40%	9.15%	1.47%
Delaware VIP® Emerging Markets Series - Standard Class
	2017		0.35%	0.80%	12.11	12.29	41,673	522,700	39.43%	39.99%	0.55%
	2016	1/5/16	0.40%	0.80%	8.68	8.78	27,744	243,307	0.43%	16.93%	0.10%
	2014	9/17/14	0.80%	0.80%	9.06	9.06	347	3,141	-14.13%	-14.13%	0.00%
Delaware VIP® High Yield Series - Service Class
	2017		0.65%	3.15%	11.79	27.70	5,990,655	129,079,479	3.92%	6.56%	5.79%
	2016		0.65%	3.15%	11.34	26.19	6,863,398	140,179,193	9.41%	12.18%	6.42%
	2015		0.65%	3.15%	10.37	23.52	7,724,858	141,996,806	-9.76%	-7.48%	6.65%
	2014		0.65%	3.15%	11.49	26.04	9,085,188	183,036,976	-3.62%	-1.18%	6.66%
	2013		0.65%	3.15%	11.92	26.67	10,902,384	224,761,227	5.60%	8.27%	7.38%
Delaware VIP® High Yield Series - Standard Class
	2017		1.40%	2.35%	20.83	28.78	136,190	2,886,230	4.99%	5.99%	4.76%
	2016		1.40%	2.35%	19.65	27.28	268,686	5,329,426	10.53%	11.59%	6.80%
	2015		1.40%	2.35%	17.61	24.56	188,579	3,371,137	-8.77%	-7.90%	6.42%
	2014		1.40%	2.35%	19.12	26.78	223,892	4,346,695	-2.60%	-1.67%	6.44%
	2013		1.40%	2.35%	19.44	26.46	259,899	5,122,924	6.68%	7.70%	10.17%
Delaware VIP® International Value Equity Series - Standard Class
	2017		1.40%	1.65%	22.10	23.59	5,355	118,444	20.50%	20.81%	1.56%
	2016		1.40%	1.65%	18.29	19.57	6,600	120,819	2.45%	2.74%	1.70%
	2015		1.40%	1.65%	17.80	19.11	8,520	151,785	-1.16%	-0.91%	1.87%
	2014		1.40%	1.65%	17.97	17.97	8,854	159,204	-9.94%	-9.94%	1.34%
	2013		1.40%	2.15%	19.95	22.16	10,844	217,780	20.18%	21.08%	1.56%
Delaware VIP® Limited-Term Diversified Income Series - Service Class
	2017		0.20%	3.30%	8.71	12.56	112,070,194	1,262,196,657	-1.29%	1.31%	1.80%
	2016		0.60%	3.20%	8.83	12.39	113,723,592	1,274,183,683	-1.47%	1.12%	1.30%
	2015		0.60%	3.20%	8.96	12.26	118,427,400	1,323,115,458	-2.54%	0.04%	1.45%
	2014		0.60%	3.20%	9.19	12.25	120,406,279	1,356,387,266	-1.75%	0.84%	1.33%
	2013		0.60%	3.20%	9.36	12.15	114,924,314	1,296,360,971	-4.43%	-1.92%	1.28%
Delaware VIP® Limited-Term Diversified Income Series - Standard Class
	2017		0.40%	2.15%	9.57	11.91	135,319	1,446,066	0.00%	1.56%	2.05%
	2016		0.60%	2.15%	9.57	11.73	103,856	1,115,783	-0.08%	1.48%	1.52%
	2015		0.60%	2.15%	9.58	11.56	106,508	1,136,777	-1.36%	0.19%	1.70%
	2014		0.60%	2.15%	9.71	11.53	115,875	1,237,024	-0.47%	1.09%	1.60%
	2013		0.60%	2.15%	9.83	11.41	86,433	902,812	-2.92%	-1.65%	1.42%
Delaware VIP® REIT Series - Service Class
	2017		0.10%	3.20%	12.08	38.68	6,667,910	155,232,449	-1.92%	0.96%	1.35%
	2016		0.30%	3.20%	12.14	38.74	7,211,037	171,756,550	2.29%	5.30%	0.93%
	2015		0.30%	3.20%	11.53	37.20	6,981,859	163,379,321	0.26%	3.21%	1.00%
	2014		0.30%	3.20%	13.04	36.44	7,537,961	176,163,124	25.06%	28.35%	1.12%
	2013		0.60%	3.20%	10.27	28.62	7,541,026	140,346,986	-1.29%	1.26%	1.31%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Delaware VIP® REIT Series - Standard Class
	2017		0.35%	2.35%	$12.15	$47.27	99,492	$3,127,670	-0.82%	1.13%	1.60%
	2016		0.40%	2.35%	12.19	47.22	93,339	3,461,597	3.41%	5.45%	1.46%
	2015		0.40%	2.35%	11.56	45.23	98,252	3,944,404	1.34%	3.33%	1.22%
	2014		0.40%	2.35%	30.35	44.21	141,768	5,926,515	26.46%	27.66%	1.33%
	2013		1.40%	2.35%	24.00	34.63	126,712	4,258,904	-0.23%	0.72%	1.53%
Delaware VIP® Small Cap Value Series - Service Class
	2017		0.10%	3.30%	13.89	52.05	12,995,334	399,897,769	8.24%	11.42%	0.63%
	2016		0.30%	3.20%	12.47	47.23	12,790,973	364,314,405	26.96%	30.69%	0.68%
	2015		0.30%	3.20%	9.54	36.54	13,594,728	301,130,775	-9.41%	-6.74%	0.47%
	2014		0.30%	3.20%	14.99	39.61	14,687,106	355,732,262	2.29%	4.93%	0.34%
	2013		0.65%	3.20%	14.66	38.03	15,896,125	372,923,143	28.98%	32.31%	0.52%
Delaware VIP® Small Cap Value Series - Standard Class
	2017		0.35%	2.80%	13.77	52.40	162,616	7,202,342	9.45%	11.60%	0.86%
	2016		0.40%	2.35%	12.39	47.43	171,918	7,337,236	28.36%	30.88%	0.90%
	2015		0.40%	2.35%	9.57	36.60	179,747	6,367,026	-8.40%	-6.60%	0.73%
	2014		0.40%	2.35%	32.00	39.58	195,050	7,559,965	3.40%	4.39%	0.56%
	2013		1.40%	2.35%	30.95	37.91	213,991	8,057,362	30.41%	31.65%	0.74%
Delaware VIP® Smid Cap Core Series - Service Class
	2017		0.10%	3.20%	14.89	42.18	6,009,878	189,006,646	14.65%	18.03%	0.09%
	2016		0.30%	3.20%	12.80	36.29	6,538,038	176,907,561	4.67%	7.69%	0.00%
	2015		0.30%	3.15%	11.89	34.23	6,674,093	170,242,554	3.98%	6.99%	0.16%
	2014		0.30%	3.15%	15.00	32.49	6,122,012	147,642,377	-0.32%	2.21%	0.00%
	2013		0.65%	3.15%	14.85	32.18	7,136,137	169,924,221	36.61%	40.06%	0.00%
Delaware VIP® Smid Cap Core Series - Standard Class
	2017		0.35%	2.50%	14.97	46.91	164,897	7,246,071	15.72%	18.17%	0.32%
	2016		0.40%	2.50%	12.71	40.10	191,484	7,381,828	5.62%	7.86%	0.22%
	2015		0.40%	2.50%	11.91	37.55	216,769	7,913,109	5.04%	7.11%	0.38%
	2014		0.40%	2.35%	28.00	35.41	238,939	8,365,583	0.75%	1.71%	0.07%
	2013		1.40%	2.35%	27.58	34.81	271,774	9,429,179	38.05%	39.36%	0.03%
Delaware VIP® U.S. Growth Series - Service Class
	2017		0.30%	3.15%	14.16	28.78	13,731,531	329,367,419	24.13%	27.72%	0.00%
	2016		0.30%	3.15%	11.09	22.76	16,337,364	309,410,670	-8.43%	-5.78%	0.38%
	2015		0.30%	3.20%	16.62	24.50	17,287,587	351,628,194	1.82%	4.40%	0.35%
	2014		0.65%	3.15%	16.27	23.75	18,204,155	356,087,453	9.00%	11.76%	0.01%
	2013		0.65%	3.15%	14.89	21.51	19,086,029	335,409,773	30.28%	33.57%	0.12%
Delaware VIP® Value Series - Service Class
	2017		0.10%	3.20%	13.76	33.25	12,651,706	315,482,010	9.96%	13.19%	1.49%
	2016		0.30%	3.20%	12.33	29.83	13,979,863	313,973,328	10.72%	13.98%	1.55%
	2015		0.30%	3.20%	10.82	26.58	13,027,705	262,215,467	-3.77%	-0.94%	1.51%
	2014		0.30%	3.20%	14.77	27.25	13,857,245	287,864,246	10.12%	12.96%	1.42%
	2013		0.65%	3.20%	13.30	24.42	13,475,411	250,120,711	29.18%	32.51%	1.53%
Delaware VIP® Value Series - Standard Class
	2017		0.35%	2.80%	13.84	34.50	301,625	6,859,946	11.16%	13.34%	1.66%
	2016		0.40%	2.35%	12.26	30.88	298,300	6,917,723	11.98%	14.19%	1.74%
	2015		0.40%	2.35%	10.85	27.44	287,275	6,159,729	-2.73%	-0.81%	1.75%
	2014		0.40%	2.35%	22.18	28.07	321,113	7,091,505	11.35%	12.41%	1.71%
	2013		1.40%	2.35%	19.73	25.08	370,671	7,405,602	30.59%	31.84%	1.76%
Deutsche Alternative Asset Allocation VIP Portfolio - Class A
	2017		0.35%	2.15%	10.23	14.64	100,462	1,263,779	5.13%	6.98%	2.27%
	2016		0.40%	2.15%	9.71	13.71	82,784	1,023,156	3.06%	4.88%	2.07%
	2015		0.40%	2.15%	9.45	13.10	78,294	920,543	-8.29%	-6.86%	2.87%
	2014		0.60%	2.15%	10.30	14.06	67,124	852,273	1.30%	2.88%	1.78%
	2013		0.60%	2.15%	10.25	13.67	52,526	637,444	-0.97%	0.34%	0.67%
Deutsche Alternative Asset Allocation VIP Portfolio - Class B
	2017		0.10%	3.20%	9.31	14.23	4,202,999	54,822,983	3.67%	6.69%	2.05%
	2016		0.30%	3.20%	8.98	13.39	4,305,326	53,342,762	1.68%	4.68%	1.80%
	2015		0.30%	3.20%	8.83	12.84	4,501,518	53,959,007	-9.49%	-6.83%	2.71%
	2014		0.30%	3.20%	9.76	13.91	4,275,328	55,634,524	-0.02%	2.57%	1.56%
	2013		0.65%	3.20%	9.76	13.67	4,140,319	52,997,930	-2.42%	0.10%	1.80%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Deutsche Equity 500 Index VIP Portfolio - Class A
	2017		1.30%	2.65%	$17.93	$31.22	251,209	$5,802,183	18.36%	19.97%	1.82%
	2016		1.30%	2.65%	15.02	26.02	314,478	5,985,795	8.70%	10.17%	1.93%
	2015		1.30%	2.65%	13.70	23.62	362,823	6,242,087	-1.51%	-0.18%	1.67%
	2014		1.30%	2.65%	13.79	23.66	400,529	7,058,427	10.43%	11.93%	1.88%
	2013		1.30%	2.65%	12.39	21.14	540,134	8,249,499	28.48%	30.22%	2.77%
Deutsche Equity 500 Index VIP Portfolio - Class B
	2013		0.00%	0.00%	—	—	—	—	0.00%	0.00%	1.57%
Deutsche Small Cap Index VIP Portfolio - Class A
	2017		1.30%	2.70%	19.53	39.00	104,861	3,639,672	11.28%	12.85%	0.94%
	2016		1.30%	2.70%	17.51	34.75	117,462	3,623,104	17.86%	19.46%	1.02%
	2015		1.30%	2.65%	14.83	29.25	135,242	3,512,931	-7.09%	-5.83%	1.05%
	2014		1.30%	2.65%	15.94	31.23	157,921	4,366,578	2.00%	3.39%	0.98%
	2013		1.30%	2.65%	15.61	30.37	197,615	5,316,825	35.02%	36.85%	1.67%
Deutsche Small Cap Index VIP Portfolio - Class B
	2013		0.00%	0.00%	—	—	—	—	0.00%	0.00%	1.47%
Eaton Vance VT Floating-Rate Income Fund - ADV Class
	2017		0.35%	0.80%	10.92	11.08	323,395	3,542,426	2.86%	3.27%	3.53%
	2016		0.40%	0.80%	10.62	10.73	207,642	2,228,046	8.34%	8.77%	3.42%
	2015		0.40%	0.80%	9.80	9.87	208,187	2,053,882	-1.42%	-1.03%	3.62%
	2014	9/22/14	0.40%	0.80%	9.94	9.97	44,060	439,056	-0.62%	-0.23%	1.00%
Eaton Vance VT Floating-Rate Income Fund - Initial Class
	2017		0.10%	1.65%	10.48	11.01	1,635,116	17,392,170	1.73%	3.12%	3.28%
	2016		0.30%	1.65%	10.31	10.68	1,106,306	11,525,735	7.16%	8.62%	3.15%
	2015		0.30%	1.65%	9.62	9.70	697,430	6,754,584	-2.61%	-2.08%	3.35%
	2014	7/8/14	1.10%	1.65%	9.88	9.91	142,143	1,407,375	-1.51%	-1.22%	1.61%
Fidelity® VIP Contrafund® Portfolio - Initial Class
	2017		0.35%	0.80%	14.10	14.31	124,900	1,754,755	20.90%	21.39%	1.03%
	2016		0.40%	0.80%	11.66	11.78	113,901	1,341,965	7.14%	7.57%	0.95%
	2015		0.40%	0.80%	10.95	10.95	26,396	288,974	0.27%	0.27%	1.17%
	2014	9/12/14	0.40%	0.40%	10.93	10.93	11,580	126,513	3.23%	3.23%	2.01%
Fidelity® VIP Contrafund® Portfolio - Service Class 2
	2017		0.10%	3.25%	14.23	35.42	40,386,161	1,133,923,370	17.76%	21.22%	0.78%
	2016		0.30%	3.20%	11.74	29.51	42,901,310	1,016,765,625	4.34%	7.41%	0.56%
	2015		0.30%	3.20%	10.93	27.75	46,418,773	1,042,372,893	-2.75%	0.11%	0.79%
	2014		0.30%	3.20%	14.47	28.00	49,380,506	1,129,791,103	8.14%	10.99%	0.72%
	2013		0.60%	3.20%	13.23	25.41	54,960,895	1,147,842,954	26.83%	30.10%	0.82%
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2
	2017	1/17/17	0.30%	2.85%	11.16	11.49	535,374	6,058,541	3.45%	11.03%	1.78%
Fidelity® VIP Growth Portfolio - Initial Class
	2017		0.35%	2.50%	15.67	32.93	216,809	4,933,313	31.81%	34.59%	0.22%
	2016		0.40%	2.50%	11.64	24.82	220,923	3,955,951	-1.69%	0.40%	0.03%
	2015		0.40%	2.50%	11.60	25.09	283,603	5,172,442	4.68%	6.75%	0.25%
	2014		0.40%	2.35%	17.25	23.84	312,379	5,379,425	8.71%	9.75%	0.18%
	2013		1.40%	2.35%	15.72	21.82	344,916	5,449,720	33.17%	34.44%	0.28%
Fidelity® VIP Growth Portfolio - Service Class 2
	2017		0.10%	3.15%	14.33	31.70	8,868,563	221,914,221	30.65%	34.41%	0.08%
	2016		0.30%	3.15%	10.82	23.95	8,568,945	161,344,919	-2.57%	0.25%	0.00%
	2015		0.30%	3.15%	10.96	24.26	8,766,814	165,705,481	3.59%	6.59%	0.03%
	2014		0.30%	3.15%	10.43	23.12	8,743,528	157,076,821	7.57%	10.29%	0.00%
	2013		0.65%	3.15%	9.57	21.21	9,844,980	160,663,201	31.79%	35.12%	0.05%
Fidelity® VIP Mid Cap Portfolio - Initial Class
	2017		0.35%	0.80%	13.71	13.90	139,425	1,896,503	19.85%	20.33%	0.79%
	2016		0.40%	0.80%	11.44	11.56	98,925	1,142,422	11.34%	11.79%	0.52%
	2015		0.40%	0.80%	10.27	10.34	60,944	629,561	-2.18%	-1.78%	0.50%
	2014	7/24/14	0.40%	0.80%	10.50	10.53	55,948	588,669	0.58%	0.70%	0.73%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Fidelity® VIP Mid Cap Portfolio - Service Class 2
	2017		0.10%	3.30%	$13.63	$27.41	23,254,716	$583,214,185	16.74%	20.18%	0.49%
	2016		0.30%	3.20%	11.39	23.02	24,449,161	518,501,410	8.40%	11.59%	0.29%
	2015		0.30%	3.20%	10.32	20.83	26,015,626	502,064,436	-4.73%	-1.92%	0.25%
	2014		0.30%	3.20%	13.33	21.44	27,773,055	554,863,646	2.69%	5.40%	0.02%
	2013		0.60%	3.20%	12.98	20.48	29,593,175	567,793,371	31.59%	34.99%	0.27%
Fidelity® VIP Strategic Income Portfolio - Initial Class
	2017		0.35%	0.75%	11.05	11.05	55,269	605,430	7.36%	7.36%	3.40%
	2016		0.40%	0.40%	10.29	10.29	44,522	458,257	7.84%	7.84%	5.29%
	2015	8/20/15	0.40%	0.40%	9.54	9.54	17,775	169,676	-2.39%	-2.39%	3.54%
Fidelity® VIP Strategic Income Portfolio - Service Class 2
	2017		0.10%	1.65%	10.61	11.00	1,452,008	15,571,124	5.79%	7.22%	3.81%
	2016		0.30%	1.65%	10.03	10.26	777,159	7,854,444	6.25%	7.69%	4.74%
	2015	6/2/15	0.30%	1.65%	9.44	9.53	201,175	1,905,317	-4.80%	0.08%	4.76%
First Trust Dorsey Wright Tactical Core Portfolio - Class I
	2017		0.10%	1.65%	11.32	11.61	420,699	4,797,488	15.74%	17.14%	0.68%
	2016	3/11/16	0.30%	1.50%	9.78	9.91	196,582	1,928,167	4.03%	6.04%	0.85%
First Trust Multi Income Allocation Portfolio - Class I
	2017		0.10%	1.65%	10.99	11.54	502,593	5,591,237	4.31%	5.74%	2.63%
	2016		0.30%	1.65%	10.53	10.92	477,982	5,078,137	7.51%	8.96%	2.29%
	2015		0.30%	1.65%	9.80	10.02	294,772	2,903,830	-4.82%	-3.51%	2.92%
	2014	7/11/14	0.30%	1.65%	10.30	10.39	41,113	424,568	-0.28%	1.38%	1.45%
First Trust Multi Income Allocation Portfolio - Class II
	2017		0.80%	0.80%	11.43	11.43	4,292	49,057	5.38%	5.38%	2.78%
	2016	11/28/16	0.80%	0.80%	10.84	10.84	4,551	49,364	1.79%	1.79%	1.46%
	2015		0.00%	0.00%	—	—	—	—	0.00%	0.00%	0.24%
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I
	2017		0.20%	3.30%	12.77	13.41	7,202,721	86,187,711	11.62%	13.13%	1.75%
	2016		0.30%	1.65%	11.44	11.85	1,449,656	16,730,278	9.91%	11.40%	1.03%
	2015		0.30%	1.65%	10.41	10.64	846,252	8,848,494	-1.55%	-0.21%	3.79%
	2014	7/16/14	0.30%	1.65%	10.57	10.66	146,866	1,555,694	3.49%	4.96%	0.17%
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class II
	2017		0.40%	0.70%	13.49	13.49	16,142	190,458	13.30%	13.30%	7.14%
	2016		0.40%	0.40%	11.91	11.91	514	6,136	11.63%	11.63%	1.14%
	2015	8/4/15	0.40%	0.40%	10.66	10.66	554	5,917	-1.62%	-1.62%	2.04%
Franklin Founding Funds Allocation VIP Fund - Class 4
	2017		0.30%	1.65%	10.92	11.47	732,709	8,112,121	9.95%	11.45%	2.47%
	2016		0.30%	1.65%	9.93	10.29	624,012	6,262,072	11.07%	12.58%	3.36%
	2015		0.30%	1.65%	8.94	9.02	433,559	3,901,773	-7.77%	-7.27%	3.28%
	2014	7/7/14	1.10%	1.65%	9.69	9.73	664,782	6,459,585	-5.07%	-3.68%	0.00%
Franklin Income VIP Fund - Class 1
	2017		0.35%	0.40%	11.35	11.35	14,320	162,608	9.50%	9.50%	4.11%
	2016		0.40%	0.40%	10.37	10.37	10,100	104,717	13.88%	13.88%	4.48%
	2015	8/20/15	0.40%	0.40%	9.10	9.10	6,237	56,787	-3.19%	-3.19%	0.00%
Franklin Income VIP Fund - Class 2
	2017		0.60%	3.20%	12.99	17.77	34,344,379	567,940,664	6.22%	9.01%	4.14%
	2016		0.60%	3.20%	12.23	16.69	37,309,015	571,348,724	10.43%	13.34%	4.55%
	2015		0.60%	3.20%	11.08	15.07	40,053,489	546,576,674	-9.98%	-7.66%	4.65%
	2014		0.65%	3.20%	12.31	16.70	42,936,639	640,251,249	1.32%	3.94%	4.95%
	2013		0.65%	3.20%	12.14	16.44	44,017,116	637,025,857	10.35%	13.20%	6.33%
Franklin Income VIP Fund - Class 4
	2017		0.10%	2.90%	10.71	11.25	4,684,359	51,699,616	7.76%	9.22%	3.70%
	2016		0.30%	1.65%	9.94	10.30	2,486,241	24,996,694	12.01%	13.53%	4.24%
	2015		0.30%	1.65%	8.87	9.07	1,871,191	16,724,357	-8.67%	-7.42%	4.36%
	2014	7/2/14	0.30%	1.65%	9.71	9.80	799,422	7,785,150	-5.16%	-4.05%	0.00%
Franklin Mutual Shares VIP Fund - Class 1
	2017		0.35%	0.40%	12.18	12.18	71,025	860,472	8.20%	8.20%	2.52%
	2016		0.40%	0.40%	11.25	11.25	56,610	637,050	15.89%	15.89%	2.89%
	2015	2/12/15	0.40%	0.80%	9.65	9.71	4,409	42,696	-8.56%	-7.14%	4.45%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Franklin Mutual Shares VIP Fund - Class 2
	2017		0.60%	3.25%	$13.59	$19.64	44,497,302	$728,816,598	4.94%	7.70%	2.24%
	2016		0.60%	3.20%	12.90	18.67	47,911,586	732,978,896	12.40%	15.36%	1.83%
	2015		0.60%	3.20%	11.42	16.57	54,160,493	722,209,227	-7.93%	-5.50%	3.06%
	2014		0.60%	3.20%	12.35	17.95	57,601,956	816,349,869	3.75%	6.48%	1.99%
	2013		0.60%	3.20%	11.85	17.26	61,488,681	821,308,773	24.23%	27.49%	2.05%
Franklin Mutual Shares VIP Fund - Class 4
	2017		0.10%	3.10%	11.48	12.06	1,435,367	16,484,322	6.48%	7.93%	2.42%
	2016		0.30%	1.65%	10.79	11.18	504,067	5,503,180	14.04%	15.59%	1.71%
	2015		0.30%	1.65%	9.46	9.54	361,025	3,439,996	-6.60%	-6.09%	3.76%
	2014	6/27/14	1.10%	1.65%	10.13	10.16	80,873	821,201	-2.00%	0.38%	1.09%
Franklin Rising Dividends VIP Fund - Class 1
	2017		0.35%	0.40%	14.25	14.25	49,056	693,179	20.37%	20.37%	1.76%
	2016		0.40%	0.80%	11.84	11.84	54,805	648,697	15.86%	15.86%	1.41%
	2015		0.40%	0.40%	10.22	10.22	39,479	403,470	-3.80%	-3.80%	1.79%
	2014	12/26/14	0.40%	0.40%	10.62	10.62	8,072	85,754	-1.37%	-1.37%	0.00%
Franklin Rising Dividends VIP Fund - Class 4
	2017		0.10%	1.65%	13.45	14.13	1,650,892	22,517,549	18.43%	20.04%	1.48%
	2016		0.30%	1.65%	11.35	11.77	1,393,866	16,009,437	14.04%	15.59%	1.12%
	2015		0.30%	1.65%	9.96	10.18	812,411	8,143,641	-5.33%	-4.03%	1.44%
	2014	7/8/14	0.30%	1.65%	10.52	10.61	247,836	2,612,458	3.35%	9.47%	0.00%
Franklin Small Cap Value VIP Fund - Class 1
	2017		0.35%	0.80%	12.98	13.17	47,120	616,408	10.03%	10.47%	0.79%
	2016		0.40%	0.80%	11.92	11.92	32,106	382,591	30.02%	30.02%	0.96%
	2015		0.40%	0.40%	9.17	9.17	29,834	273,520	-7.55%	-7.55%	0.91%
	2014	7/24/14	0.40%	0.80%	9.89	9.92	28,306	280,716	-1.64%	-0.06%	0.00%
Franklin Small Cap Value VIP Fund - Class 4
	2017		0.10%	1.65%	12.43	13.05	570,206	7,200,733	8.75%	10.23%	0.43%
	2016		0.30%	1.65%	11.43	11.84	515,803	5,963,669	27.99%	29.73%	0.56%
	2015		0.30%	1.65%	8.93	9.13	256,182	2,302,665	-9.03%	-7.79%	0.57%
	2014	6/30/14	0.30%	1.65%	9.81	9.90	74,120	729,615	-4.40%	2.72%	0.00%
Franklin Small-Mid Cap Growth VIP Fund - Class 1
	2017		0.35%	0.80%	13.03	13.22	18,010	234,958	20.78%	21.26%	0.00%
	2016		0.40%	0.80%	10.90	10.90	18,342	199,812	3.99%	3.99%	0.00%
	2015	2/12/15	0.40%	0.40%	10.48	10.48	499	5,227	-6.30%	-6.30%	0.00%
Franklin Small-Mid Cap Growth VIP Fund - Class 2
	2013		1.30%	1.30%	18.34	18.34	8	153	36.36%	36.36%	0.00%
Franklin Small-Mid Cap Growth VIP Fund - Class 4
	2017		0.10%	1.65%	12.47	13.10	431,083	5,462,010	19.32%	20.94%	0.00%
	2016		0.30%	1.65%	10.45	10.83	305,816	3,236,354	2.33%	3.72%	0.00%
	2015		0.30%	1.65%	10.21	10.31	203,997	2,101,188	-4.36%	-3.83%	0.00%
	2014	6/27/14	1.10%	1.65%	10.68	10.72	59,006	631,684	1.72%	11.79%	0.00%
Goldman Sachs VIT Government Money Market Fund - Institutional Shares
	2017		0.40%	0.80%	9.82	9.96	45,870	456,074	-0.04%	0.36%	0.75%
	2016		0.40%	0.80%	9.93	9.93	145,114	1,434,296	-0.11%	-0.11%	0.29%
	2015		0.40%	0.40%	9.94	9.94	83,411	829,040	-0.37%	-0.37%	0.02%
	2014	8/13/14	0.40%	0.40%	9.98	9.98	33,096	330,156	-0.15%	-0.15%	0.01%
Goldman Sachs VIT Government Money Market Fund - Service Shares
	2017		0.30%	1.65%	9.47	9.95	3,611,288	34,978,630	-1.13%	0.21%	0.49%
	2016		0.30%	1.65%	9.58	9.93	4,889,010	47,465,080	-1.60%	-0.26%	0.04%
	2015		0.30%	1.65%	9.73	9.95	3,667,090	35,943,941	-1.63%	-0.30%	0.01%
	2014	6/27/14	0.30%	1.65%	9.90	9.98	696,493	6,913,327	-0.62%	-0.15%	0.00%
Goldman Sachs VIT Large Cap Value Fund - Service Shares
	2017		0.60%	2.60%	16.96	24.59	6,809,713	154,363,612	6.76%	8.85%	1.40%
	2016		0.65%	2.60%	15.88	22.59	7,309,129	152,708,651	8.43%	10.56%	1.70%
	2015		0.65%	2.60%	14.64	20.44	8,058,914	152,745,824	-7.03%	-5.20%	1.17%
	2014		0.65%	2.60%	15.74	21.56	8,521,063	170,988,409	9.72%	11.88%	1.08%
	2013		0.65%	2.60%	14.33	19.27	9,859,446	177,640,451	29.52%	32.07%	0.93%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares
	2017		1.10%	1.65%	$9.28	$9.47	257,412	$2,427,961	3.42%	3.99%	2.03%
	2016		0.30%	1.65%	8.97	9.10	282,396	2,561,128	-1.37%	-0.82%	0.72%
	2015		1.10%	1.65%	9.09	9.18	273,286	2,503,876	-6.44%	-5.93%	2.33%
	2014	7/17/14	0.30%	1.65%	9.72	9.81	78,046	761,056	-3.44%	-0.96%	2.70%
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Institutional Shares
	2017		0.35%	0.80%	9.70	9.84	10,683	107,351	4.76%	5.18%	3.00%
	2016		0.40%	0.80%	9.36	9.36	6,083	56,608	0.12%	0.12%	1.90%
	2015		0.40%	0.40%	9.35	9.35	3,042	28,443	-4.89%	-4.89%	2.10%
	2014	7/25/14	0.40%	0.40%	9.83	9.83	2,951	29,011	-2.79%	-2.79%	1.62%
Goldman Sachs VIT Strategic Income Fund - Advisor Shares
	2017		0.10%	1.65%	8.96	9.41	536,343	4,879,730	-3.92%	-2.62%	0.77%
	2016		0.30%	1.65%	9.33	9.46	536,717	5,058,570	-0.91%	-0.36%	1.96%
	2015		1.10%	1.65%	9.41	9.50	393,476	3,727,127	-3.85%	-3.32%	2.81%
	2014	6/30/14	1.10%	1.65%	9.79	9.82	73,914	725,079	-2.50%	-1.46%	3.93%
Goldman Sachs VIT Strategic Income Fund - Institutional Shares
	2017		0.40%	0.40%	9.52	9.52	2,368	22,542	-2.43%	-2.43%	1.04%
	2016	9/28/16	0.40%	0.40%	9.75	9.75	2,517	24,556	0.75%	0.75%	1.14%
Guggenheim VT Long Short Equity
	2017		0.10%	1.65%	11.67	12.25	405,110	4,812,811	12.97%	14.51%	0.34%
	2016		0.30%	1.65%	10.33	10.70	323,154	3,383,496	-0.99%	0.35%	0.00%
	2015		0.30%	1.65%	10.46	10.65	331,382	3,484,473	-0.25%	0.86%	0.00%
	2014	7/8/14	0.40%	1.50%	10.48	10.56	32,127	337,506	3.47%	7.33%	0.00%
Guggenheim VT Multi-Hedge Strategies
	2017		0.30%	1.65%	10.33	10.85	448,100	4,707,985	1.98%	3.37%	0.00%
	2016		0.30%	1.65%	10.13	10.47	403,607	4,142,436	-2.11%	-0.88%	0.08%
	2015		0.40%	1.65%	10.38	10.57	335,852	3,504,194	0.33%	1.44%	0.65%
	2014	7/17/14	0.40%	1.50%	10.34	10.42	48,619	504,099	3.03%	3.22%	0.00%
Hartford Capital Appreciation HLS Fund - Class IA
	2017		0.40%	0.40%	13.52	13.52	7,331	99,163	21.65%	21.65%	1.12%
	2016		0.40%	0.40%	11.12	11.12	7,326	81,462	5.10%	5.10%	1.06%
	2015		0.40%	0.40%	10.58	10.58	7,552	79,900	0.62%	0.62%	1.08%
	2014	7/24/14	0.40%	0.40%	10.51	10.51	4,695	49,359	0.91%	0.91%	1.01%
Hartford Capital Appreciation HLS Fund - Class IC
	2017		0.10%	1.65%	12.69	13.33	926,942	11,917,596	19.52%	21.14%	0.73%
	2016		0.30%	1.65%	10.62	11.00	806,703	8,649,304	3.27%	4.67%	0.76%
	2015		0.30%	1.65%	10.28	10.37	590,300	6,107,986	-1.12%	-0.57%	0.83%
	2014	7/7/14	1.10%	1.65%	10.40	10.43	151,210	1,575,774	0.55%	9.77%	1.81%
Huntington VA Balanced Fund
	2014		0.00%	0.00%	—	—	—	—	0.00%	0.00%	3.01%
	2013		1.10%	2.75%	11.50	11.98	255,104	3,020,057	12.13%	13.88%	2.00%
Invesco V.I. American Franchise Fund - Series I Shares
	2017		1.40%	1.80%	7.83	13.24	217,758	2,712,314	25.07%	25.57%	0.08%
	2016		1.40%	1.80%	6.26	10.54	247,786	2,457,377	0.44%	0.85%	0.00%
	2015		1.40%	1.80%	6.23	10.45	259,703	2,552,845	3.13%	3.55%	0.00%
	2014		1.40%	1.80%	6.04	10.09	277,239	2,631,394	6.51%	6.93%	0.04%
	2013		1.40%	1.80%	5.68	9.44	318,698	2,811,844	37.64%	38.19%	0.43%
Invesco V.I. American Franchise Fund - Series II Shares
	2017		1.35%	2.45%	17.23	23.55	83,516	1,494,190	24.33%	25.36%	0.00%
	2016		1.35%	2.15%	13.82	18.79	88,012	1,262,042	-0.15%	0.65%	0.00%
	2015		1.30%	2.15%	13.81	18.79	97,067	1,394,206	2.52%	3.41%	0.00%
	2014		1.30%	2.15%	13.35	18.17	82,287	1,160,140	5.87%	6.77%	0.00%
	2013		1.30%	2.15%	12.58	17.02	101,689	1,350,336	36.83%	37.99%	0.25%
Invesco V.I. Balanced-Risk Allocation Fund - Series I Shares
	2017		0.35%	0.40%	11.93	11.93	66,358	741,488	9.72%	9.72%	6.19%
	2016		0.40%	0.40%	10.88	10.88	16,502	179,469	11.19%	11.19%	0.39%
	2015		0.40%	0.80%	9.72	9.78	18,541	181,221	-4.86%	-4.48%	4.38%
	2014	10/6/14	0.40%	0.80%	10.21	10.24	15,983	163,613	1.17%	1.64%	0.00%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares
	2017		0.30%	1.65%	$11.30	$11.87	1,218,734	$13,988,224	8.03%	9.50%	4.05%
	2016		0.30%	1.65%	10.46	10.84	1,087,000	11,500,595	9.69%	11.18%	0.19%
	2015		0.30%	1.65%	9.54	9.75	629,069	6,040,193	-5.97%	-4.68%	5.22%
	2014	7/17/14	0.30%	1.65%	10.14	10.23	138,690	1,409,936	-1.41%	0.72%	0.00%
Invesco V.I. Comstock Fund - Series I Shares
	2017		0.40%	0.40%	13.60	13.60	8,926	121,431	17.38%	17.38%	2.19%
	2016		0.40%	0.40%	11.59	11.59	10,970	127,171	16.83%	16.83%	1.75%
	2015	1/20/15	0.40%	0.40%	9.92	9.92	7,665	76,058	-3.10%	-3.10%	2.59%
Invesco V.I. Comstock Fund - Series II Shares
	2017		0.10%	1.65%	12.88	13.54	409,711	5,376,964	15.65%	17.22%	2.15%
	2016		0.30%	1.65%	11.19	11.55	319,390	3,609,131	15.25%	16.64%	1.29%
	2015		0.30%	1.50%	9.71	9.90	230,234	2,250,576	-7.59%	-6.46%	2.16%
	2014	6/27/14	0.30%	1.50%	10.50	10.58	106,746	1,123,603	0.33%	2.02%	1.00%
Invesco V.I. Core Equity Fund - Series I Shares
	2017		1.40%	2.35%	12.18	24.02	375,246	6,275,565	10.55%	11.60%	1.01%
	2016		1.40%	2.35%	10.96	21.68	439,891	6,615,056	7.70%	8.73%	0.70%
	2015		1.40%	2.35%	10.12	20.09	491,817	6,827,267	-7.96%	-7.08%	1.10%
	2014		1.40%	2.35%	10.93	21.78	561,170	8,378,083	5.63%	6.64%	0.84%
	2013		1.40%	2.35%	10.29	20.58	649,963	9,093,922	26.25%	27.45%	1.36%
Invesco V.I. Core Equity Fund - Series II Shares
	2017		1.30%	2.55%	17.74	24.23	75,828	1,453,158	10.04%	11.42%	0.78%
	2016		1.30%	2.55%	16.03	21.75	91,692	1,584,442	7.25%	8.60%	0.45%
	2015		1.30%	2.55%	14.86	20.03	109,222	1,779,813	-8.37%	-7.22%	0.85%
	2014		1.30%	2.55%	16.12	21.93	132,515	2,328,434	5.13%	6.45%	0.67%
	2013		1.30%	2.55%	15.24	20.71	151,110	2,492,738	25.69%	27.27%	1.20%
Invesco V.I. Diversified Dividend Fund - Series I Shares
	2017		0.35%	0.40%	13.37	13.37	8,895	106,527	8.14%	8.14%	1.48%
	2016		0.40%	0.40%	12.36	12.36	2,580	31,899	14.36%	14.36%	0.84%
	2015		0.40%	0.40%	10.81	10.81	2,670	28,870	1.66%	1.66%	1.74%
	2014	9/25/14	0.40%	0.40%	10.63	10.63	1,891	20,112	6.02%	6.02%	0.00%
Invesco V.I. Diversified Dividend Fund - Series II Shares
	2017		0.10%	1.65%	12.66	13.30	1,528,267	19,649,940	6.57%	8.02%	1.54%
	2016		0.30%	1.65%	11.88	12.31	1,337,202	16,087,887	12.66%	14.19%	1.29%
	2015		0.30%	1.65%	10.55	10.78	500,906	5,324,096	0.15%	1.52%	1.95%
	2014	7/10/14	0.30%	1.65%	10.53	10.62	66,573	703,253	0.40%	9.67%	1.58%
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I Shares
	2017		0.35%	0.40%	14.20	14.20	4,928	69,192	18.11%	18.11%	0.80%
	2016		0.40%	0.40%	12.02	12.02	2,387	28,707	13.79%	13.79%	0.88%
	2015	1/20/15	0.40%	0.40%	10.57	10.57	894	9,448	-0.71%	-0.71%	1.91%
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares
	2017		0.10%	3.30%	13.45	14.13	5,966,643	75,567,257	16.39%	17.97%	0.92%
	2016		0.30%	1.65%	11.56	11.98	1,336,793	15,623,413	12.08%	13.60%	0.41%
	2015		0.30%	1.65%	10.31	10.55	851,935	8,844,073	-4.51%	-3.21%	1.64%
	2014	7/9/14	0.30%	1.65%	10.80	10.90	136,960	1,483,592	4.07%	11.61%	0.81%
Invesco V.I. Equity and Income Fund - Series I Shares
	2017		0.35%	0.35%	12.01	12.01	3,875	46,538	10.65%	10.65%	1.89%
	2016	11/11/16	0.40%	0.40%	11.79	11.79	1,537	18,139	3.99%	3.99%	0.00%
Invesco V.I. Equity and Income Fund - Series II Shares
	2017		0.10%	1.65%	12.35	12.97	1,254,798	15,729,297	8.97%	10.45%	1.69%
	2016		0.30%	1.65%	11.33	11.74	658,431	7,539,819	12.96%	14.51%	1.59%
	2015		0.30%	1.65%	10.03	10.12	443,458	4,477,860	-4.18%	-3.65%	3.30%
	2014	7/8/14	1.10%	1.65%	10.47	10.51	123,483	1,296,474	0.74%	2.15%	1.09%
Invesco V.I. International Growth Fund - Series I Shares
	2017		0.40%	2.70%	10.93	26.72	130,870	2,274,702	19.73%	22.51%	1.41%
	2016		0.40%	2.70%	9.04	22.09	129,560	1,937,875	-3.10%	-0.85%	1.23%
	2015		0.40%	2.70%	9.40	22.56	149,912	2,279,644	-4.18%	-2.73%	1.47%
	2014		0.40%	2.15%	13.09	26.44	143,078	2,385,899	-1.80%	-1.06%	1.50%
	2013		1.40%	2.15%	13.29	26.92	156,767	2,842,158	16.48%	17.36%	1.20%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Invesco V.I. International Growth Fund - Series II Shares
	2017		0.10%	3.25%	$11.01	$30.31	2,328,323	$48,910,426	19.16%	22.36%	1.36%
	2016		0.30%	2.95%	9.09	25.02	1,858,589	31,241,116	-3.58%	-0.99%	1.14%
	2015		0.30%	3.00%	9.27	25.52	1,393,853	24,503,635	-5.45%	-2.91%	1.56%
	2014		0.30%	2.95%	21.82	26.40	596,520	11,617,442	-2.52%	-1.25%	2.05%
	2013		1.35%	2.65%	22.23	26.73	96,272	2,294,969	15.61%	17.13%	1.02%
Ivy VIP Asset Strategy Portfolio
	2017		0.30%	1.65%	9.76	10.25	915,038	9,072,599	16.34%	17.92%	1.56%
	2016		0.30%	1.65%	8.39	8.70	1,016,225	8,628,074	-4.16%	-2.87%	0.56%
	2015		0.30%	1.65%	8.76	8.95	1,097,627	9,680,546	-9.85%	-8.62%	0.35%
	2014	7/8/14	0.30%	1.65%	9.71	9.80	423,661	4,127,237	-5.27%	-3.27%	0.00%
Ivy VIP Energy Portfolio
	2017		0.30%	1.65%	7.04	7.39	920,785	6,592,006	-14.07%	-12.91%	0.81%
	2016		0.30%	1.65%	8.19	8.49	885,207	7,342,074	32.35%	34.15%	0.11%
	2015		0.30%	1.65%	6.19	6.33	638,180	3,978,380	-23.42%	-22.38%	0.04%
	2014	7/9/14	0.30%	1.65%	8.08	8.15	108,849	882,727	-25.22%	-10.48%	0.00%
Ivy VIP High Income Portfolio
	2017		0.10%	1.65%	10.71	11.25	1,733,883	18,863,644	4.93%	6.36%	5.23%
	2016		0.30%	1.65%	10.21	10.58	1,227,172	12,676,987	14.29%	15.84%	6.26%
	2015		0.30%	1.65%	8.93	9.01	839,949	7,556,617	-8.04%	-7.53%	5.25%
	2014	6/30/14	1.10%	1.65%	9.71	9.75	239,799	2,334,101	-3.71%	-2.63%	0.00%
Ivy VIP High Income Portfolio - Class I
	2017	7/21/17	0.35%	1.85%	10.93	11.16	9,557	106,102	0.29%	1.40%	0.00%
Ivy VIP Micro Cap Growth Portfolio
	2017		0.10%	1.65%	11.27	11.84	348,136	4,000,567	7.05%	8.50%	0.00%
	2016		0.30%	1.65%	10.53	10.91	288,852	3,081,159	11.44%	12.95%	0.00%
	2015		0.30%	1.65%	9.45	9.66	159,405	1,517,813	-10.65%	-9.43%	0.00%
	2014	7/8/14	0.30%	1.65%	10.58	10.67	37,742	400,406	1.78%	8.97%	0.00%
Ivy VIP Micro Cap Growth Portfolio - Class I
	2017	8/22/17	0.35%	0.35%	11.64	11.64	9,220	107,335	7.69%	7.69%	0.00%
Ivy VIP Mid Cap Growth Portfolio
	2017		0.10%	1.70%	12.77	13.50	603,080	7,888,739	24.76%	26.52%	0.00%
	2016		0.30%	1.70%	10.23	10.67	437,303	4,559,877	4.33%	5.80%	0.00%
	2015		0.30%	1.70%	9.89	9.96	298,128	2,963,011	-7.18%	-6.34%	0.00%
	2014	7/8/14	0.60%	1.50%	10.63	10.68	63,050	672,504	1.50%	5.85%	0.00%
Ivy VIP Mid Cap Growth Portfolio - Class I
	2017	7/24/17	0.50%	0.50%	12.50	12.50	30,953	386,773	10.48%	10.48%	0.00%
Ivy VIP Science and Technology Portfolio
	2017		0.10%	1.65%	12.96	13.62	1,597,622	21,104,987	29.96%	31.72%	0.00%
	2016		0.30%	1.65%	9.98	10.34	1,117,303	11,286,325	-0.12%	1.24%	0.00%
	2015		0.30%	1.65%	9.99	10.21	958,066	9,642,947	-4.47%	-3.17%	0.00%
	2014	7/7/14	0.30%	1.65%	10.46	10.55	172,676	1,810,902	-2.84%	9.91%	0.00%
Ivy VIP Science and Technology Portfolio - Class I
	2017	9/11/17	0.35%	0.35%	13.50	13.50	11,446	154,563	4.71%	4.71%	0.00%
Janus Henderson Balanced Portfolio - Service Shares
	2017		1.30%	2.75%	16.33	27.02	552,754	14,184,144	14.99%	16.61%	1.37%
	2016		1.30%	2.70%	14.20	23.18	607,858	13,427,070	1.54%	2.98%	1.79%
	2015		1.30%	2.70%	13.98	22.53	640,870	13,858,969	-2.26%	-0.89%	1.36%
	2014		1.30%	2.70%	16.63	22.76	776,151	16,990,797	5.41%	6.84%	1.51%
	2013		1.30%	2.65%	15.73	21.32	899,833	18,533,143	16.67%	18.26%	1.33%
Janus Henderson Enterprise Portfolio - Service Shares
	2017		1.30%	2.65%	27.62	49.49	165,010	6,869,000	23.79%	25.45%	0.14%
	2016		1.30%	2.65%	22.28	39.45	188,437	6,272,489	9.17%	10.66%	0.02%
	2015		1.30%	2.65%	20.38	35.65	184,452	5,621,941	1.05%	2.43%	0.53%
	2014		1.30%	2.65%	20.14	34.81	191,245	5,735,064	9.31%	10.79%	0.03%
	2013		1.30%	2.65%	18.40	31.42	214,172	5,821,920	28.59%	30.33%	0.36%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Janus Henderson Global Research Portfolio - Service Shares
	2017		1.30%	2.20%	$17.16	$22.66	36,620	$680,597	23.93%	25.14%	0.67%
	2016		1.30%	2.20%	13.81	18.11	46,108	685,329	-0.39%	0.49%	0.88%
	2015		1.30%	2.35%	13.83	18.02	51,793	768,416	-4.66%	-3.83%	0.53%
	2014		1.30%	2.20%	14.47	18.74	62,180	960,519	4.85%	5.86%	0.95%
	2013		1.30%	2.20%	13.77	17.70	77,993	1,145,170	25.29%	26.40%	1.05%
JPMorgan Insurance Trust Core Bond Portfolio - Class 1
	2017	4/4/17	0.35%	0.70%	10.03	10.07	82,448	829,860	0.32%	2.08%	2.00%
JPMorgan Insurance Trust Core Bond Portfolio - Class 2
	2017	1/9/17	0.10%	3.45%	9.69	10.07	4,769,037	47,244,356	-1.34%	2.35%	1.73%
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2
	2017		0.30%	2.80%	10.93	11.68	524,453	5,931,871	13.63%	16.49%	1.52%
	2016		0.30%	2.80%	9.62	10.03	373,705	3,671,654	2.91%	5.53%	3.03%
	2015	5/27/15	0.30%	2.80%	9.35	9.51	211,175	1,992,066	-7.28%	1.05%	3.60%
JPMorgan Insurance Trust Income Builder Portfolio - Class 1
	2017	5/10/17	0.35%	0.35%	11.15	11.15	5,016	55,956	6.39%	6.39%	3.73%
JPMorgan Insurance Trust Income Builder Portfolio - Class 2
	2017		0.10%	1.65%	10.93	11.33	190,873	2,108,619	9.88%	11.37%	4.30%
	2016		0.30%	1.65%	9.95	10.18	118,680	1,187,403	4.46%	5.88%	3.93%
	2015	6/15/15	0.30%	1.65%	9.52	9.61	26,561	253,706	-3.06%	1.01%	5.80%
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio - Class 1
	2016		0.40%	0.40%	11.64	11.64	13,142	152,944	11.58%	11.58%	0.43%
	2015		0.40%	0.40%	10.43	10.43	6,432	67,093	-6.25%	-6.25%	0.59%
	2014	7/24/14	0.40%	0.40%	11.12	11.12	4,661	51,852	6.21%	6.21%	0.00%
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio - Class 2
	2016		0.30%	1.65%	11.18	11.59	830,614	9,397,107	9.91%	11.40%	0.51%
	2015		0.30%	1.65%	10.20	10.40	540,453	5,539,019	-7.52%	-6.40%	0.56%
	2014	6/30/14	0.30%	1.50%	11.03	11.11	143,019	1,581,231	5.93%	12.45%	0.00%
Lincoln iShares® Global Growth Allocation Fund - Standard Class
	2017	5/30/17	0.75%	0.75%	11.44	11.44	45,978	525,864	8.32%	8.32%	1.98%
Lincoln iShares® U.S. Moderate Allocation Fund - Standard Class
	2017	5/18/17	0.75%	0.75%	11.19	11.19	71,254	797,154	8.71%	8.71%	1.36%
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC
	2017		0.10%	1.65%	11.44	12.02	1,942,368	22,552,589	7.42%	8.88%	5.00%
	2016		0.30%	1.65%	10.65	11.04	1,302,693	14,064,799	10.30%	11.80%	5.41%
	2015		0.30%	1.65%	9.66	9.86	735,945	7,172,203	-3.14%	-1.92%	6.41%
	2014	7/8/14	0.40%	1.65%	9.97	10.05	157,782	1,579,707	-1.68%	-0.05%	9.97%
Lord Abbett Series Fund Developing Growth Portfolio - Class VC
	2017		0.10%	1.65%	12.09	12.70	575,740	7,089,100	27.80%	29.53%	0.00%
	2016		0.30%	1.65%	9.46	9.81	445,510	4,270,483	-4.20%	-2.90%	0.00%
	2015		0.30%	1.65%	9.88	10.10	358,101	3,564,305	-9.71%	-8.48%	0.00%
	2014	7/8/14	0.30%	1.65%	10.94	11.03	81,316	892,992	0.88%	6.22%	0.00%
Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC
	2017		0.65%	2.55%	17.10	29.40	570,223	14,973,371	9.81%	11.85%	1.04%
	2016		0.65%	2.55%	15.57	26.28	616,910	14,504,456	12.83%	14.99%	1.04%
	2015		0.65%	2.55%	13.80	22.86	708,620	14,585,552	-5.88%	-4.07%	1.13%
	2014		0.65%	2.55%	14.66	23.83	767,451	16,471,424	4.44%	6.45%	0.44%
	2013		0.65%	2.55%	14.04	22.38	850,301	17,237,836	32.34%	34.88%	0.23%
Lord Abbett Series Fund Short Duration Income Portfolio - Class VC
	2017		0.10%	1.65%	10.02	10.52	2,327,055	23,717,626	0.52%	1.88%	3.96%
	2016		0.30%	1.65%	9.97	10.33	1,718,707	17,339,498	1.78%	3.16%	2.90%
	2015		0.30%	1.65%	9.79	10.01	1,336,246	13,185,468	-1.07%	0.28%	3.95%
	2014	7/8/14	0.30%	1.65%	9.90	9.98	265,058	2,631,988	-1.03%	-0.55%	3.98%
LVIP American Balanced Allocation Fund - Service Class
	2017		0.10%	1.65%	11.57	12.15	3,969,287	46,618,136	12.54%	14.07%	2.50%
	2016		0.30%	1.65%	10.28	10.65	2,397,182	24,891,285	4.10%	5.51%	2.17%
	2015		0.30%	1.65%	9.87	9.96	1,245,806	12,378,996	-2.65%	-2.11%	4.57%
	2014	7/21/14	1.10%	1.65%	10.14	10.18	257,979	2,624,183	-0.71%	1.70%	5.19%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP American Balanced Allocation Fund - Standard Class
	2017		0.35%	1.70%	$12.08	$15.11	492,146	$6,910,683	12.86%	14.34%	2.48%
	2016		0.40%	1.70%	10.61	13.29	431,415	5,508,061	4.41%	5.78%	1.09%
	2015		0.40%	1.70%	10.14	12.56	756,193	9,397,360	-2.35%	-1.07%	3.03%
	2014		0.40%	1.70%	12.25	12.72	718,032	9,024,440	3.96%	5.06%	2.37%
	2013		0.65%	1.70%	12.03	12.03	695,070	8,409,493	13.95%	13.95%	2.66%
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class
	2017		0.60%	3.20%	12.76	14.16	24,892,800	338,312,266	9.82%	12.71%	0.96%
	2016		0.60%	3.20%	11.62	12.57	19,746,245	240,375,458	13.74%	16.73%	1.41%
	2015		0.60%	3.20%	10.22	10.76	14,100,392	148,581,982	-7.26%	-4.82%	1.83%
	2014	1/7/14	0.60%	3.20%	11.02	11.31	7,508,948	84,015,445	1.36%	13.56%	0.70%
LVIP American Global Balanced Allocation Managed Risk Fund - Service Class
	2017		1.30%	2.80%	10.46	11.00	2,331,383	25,476,512	8.61%	10.25%	1.87%
	2016		1.30%	2.80%	9.63	9.98	2,208,790	21,928,177	1.39%	2.92%	1.88%
	2015		1.30%	2.80%	9.52	9.70	1,471,731	14,213,210	-4.96%	-3.71%	4.02%
	2014	8/13/14	1.30%	2.60%	10.02	10.07	386,653	3,890,820	-1.15%	2.81%	3.84%
LVIP American Global Balanced Allocation Managed Risk Fund - Standard Class
	2017		0.65%	0.90%	13.42	13.61	53,487	718,787	11.08%	11.35%	2.19%
	2016		0.65%	0.90%	12.08	12.22	54,114	654,522	3.70%	3.96%	1.90%
	2015		0.65%	0.90%	11.65	11.76	48,002	559,801	-2.98%	-2.73%	3.39%
	2014		0.65%	0.90%	12.00	12.00	46,000	552,545	4.55%	4.55%	1.72%
	2013	4/29/13	0.90%	0.90%	11.48	11.48	57,213	656,928	5.56%	5.56%	1.88%
LVIP American Global Growth Allocation Managed Risk Fund - Service Class
	2017		1.30%	2.85%	10.49	11.04	6,591,782	72,361,912	13.15%	14.86%	1.41%
	2016		1.30%	2.80%	9.27	9.61	6,605,037	63,222,610	0.10%	1.61%	1.36%
	2015		1.30%	2.80%	9.29	9.46	5,697,113	53,755,700	-5.97%	-4.74%	3.99%
	2014	8/18/14	1.30%	2.60%	9.88	9.93	1,928,498	19,140,578	-2.93%	2.40%	4.13%
LVIP American Global Growth Allocation Managed Risk Fund - Standard Class
	2017		0.65%	1.70%	13.22	14.05	29,311	409,997	14.80%	16.01%	1.59%
	2016		0.65%	1.70%	11.52	12.11	55,099	665,837	1.57%	2.64%	1.29%
	2015		0.65%	1.70%	11.34	11.80	77,207	909,822	-4.79%	-3.79%	4.17%
	2014		0.65%	1.70%	11.91	12.26	70,567	860,217	0.83%	1.90%	2.32%
	2013	4/18/13	0.65%	1.70%	11.81	12.04	39,102	466,881	1.84%	11.61%	3.49%
LVIP American Global Growth Fund - Service Class II
	2017		0.20%	3.30%	16.73	24.22	8,541,589	189,479,395	26.87%	30.21%	0.37%
	2016		0.60%	3.20%	13.19	18.60	6,768,250	117,321,554	-2.92%	-0.37%	0.85%
	2015		0.60%	3.20%	13.59	18.67	6,603,420	116,266,383	3.22%	5.99%	1.61%
	2014		0.60%	3.20%	13.16	17.62	5,379,314	90,301,665	-1.34%	1.26%	0.99%
	2013		0.60%	3.20%	13.34	17.37	4,463,816	74,678,162	24.64%	27.86%	0.94%
LVIP American Global Small Capitalization Fund - Service Class II
	2017		0.30%	3.15%	12.98	19.28	4,219,426	75,228,776	21.53%	24.67%	0.02%
	2016		0.60%	3.15%	10.68	15.46	4,400,791	63,532,834	-1.47%	1.07%	0.11%
	2015		0.60%	3.15%	10.84	15.26	4,755,786	68,593,027	-3.25%	-0.79%	0.22%
	2014		0.65%	3.15%	11.20	15.38	4,607,468	67,612,887	-1.46%	1.03%	0.00%
	2013		0.65%	3.15%	11.37	15.22	4,496,644	65,952,218	23.83%	26.96%	0.24%
LVIP American Growth Allocation Fund - Service Class
	2017		0.10%	1.65%	11.85	12.45	2,766,360	33,355,228	15.23%	16.80%	1.80%
	2016		0.30%	1.65%	10.29	10.44	1,939,868	20,197,313	4.34%	4.92%	1.94%
	2015		1.10%	1.65%	9.88	9.95	1,326,973	13,171,250	-2.70%	-2.31%	3.87%
	2014	7/8/14	1.10%	1.50%	10.16	10.18	310,305	3,156,759	-0.69%	-0.13%	5.62%
LVIP American Growth Allocation Fund - Standard Class
	2017		0.35%	1.70%	12.56	15.85	98,042	1,336,809	15.58%	17.09%	2.01%
	2016		0.40%	1.70%	10.73	13.56	163,494	2,122,250	4.66%	6.03%	2.18%
	2015		0.40%	1.70%	12.18	12.82	98,140	1,242,794	-2.56%	-1.48%	3.20%
	2014		0.60%	1.70%	12.50	13.01	56,849	732,076	3.84%	4.99%	2.44%
	2013		0.60%	1.70%	12.37	12.37	52,998	651,795	17.18%	17.18%	2.84%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP American Growth Fund - Service Class II
	2017		0.20%	3.30%	$19.60	$28.03	21,103,350	$543,233,094	23.80%	27.06%	0.42%
	2016		0.60%	3.20%	15.83	22.06	16,929,026	348,379,865	5.67%	8.45%	0.41%
	2015		0.60%	3.20%	14.98	20.34	16,800,673	321,970,300	3.11%	5.83%	0.26%
	2014		0.60%	3.20%	14.53	19.22	16,598,196	303,438,686	4.73%	7.48%	0.99%
	2013		0.60%	3.20%	13.87	17.85	15,625,430	268,413,384	25.57%	28.81%	0.61%
LVIP American Growth-Income Fund - Service Class II
	2017		0.20%	3.30%	19.19	26.96	18,700,432	463,148,709	18.12%	21.23%	1.28%
	2016		0.60%	3.20%	16.25	22.17	14,615,380	303,742,739	7.66%	10.43%	1.59%
	2015		0.65%	3.20%	15.09	20.08	14,377,572	273,014,519	-2.07%	0.46%	1.40%
	2014		0.60%	3.20%	15.41	20.03	13,133,949	250,402,210	6.79%	9.60%	1.11%
	2013		0.60%	3.20%	14.43	18.24	12,555,756	220,496,857	28.84%	32.16%	1.07%
LVIP American Income Allocation Fund - Standard Class
	2017		0.65%	1.85%	12.94	13.87	6,344	82,336	8.41%	9.55%	2.59%
	2016		0.65%	1.70%	12.66	12.66	4,752	57,078	4.94%	4.94%	7.02%
	2015		0.65%	0.65%	12.06	12.06	512	6,182	-1.34%	-1.34%	3.08%
	2014		0.65%	0.65%	12.23	12.23	522	6,381	5.52%	5.52%	10.93%
	2013	7/2/13	0.65%	0.65%	11.59	11.59	116	1,344	5.92%	5.92%	2.37%
LVIP American International Fund - Service Class II
	2017		0.20%	3.25%	12.32	18.05	11,645,093	192,818,815	27.51%	30.86%	1.00%
	2016		0.60%	3.20%	9.66	13.79	10,513,716	135,114,710	-0.10%	2.53%	0.95%
	2015		0.60%	3.20%	9.67	13.45	10,872,612	137,660,329	-7.84%	-5.41%	1.39%
	2014		0.60%	3.20%	10.49	14.19	10,256,151	138,656,243	-6.06%	-3.63%	0.88%
	2013		0.65%	3.20%	11.17	14.72	9,651,334	136,697,384	17.34%	20.37%	1.03%
LVIP American Preservation Fund - Service Class
	2017		0.10%	1.65%	9.49	10.21	748,104	7,257,311	-0.33%	1.02%	1.20%
	2016		0.30%	1.65%	9.52	10.10	745,043	7,237,995	-0.09%	1.26%	1.27%
	2015		0.30%	1.65%	9.53	9.70	340,599	3,307,550	-1.68%	-1.13%	2.23%
	2014	8/25/14	1.10%	1.65%	9.69	9.82	15,494	151,898	-0.59%	-0.13%	1.21%
LVIP American Preservation Fund - Standard Class
	2017		0.60%	1.90%	9.54	10.22	13,101	127,785	-0.22%	1.08%	1.56%
	2016		0.60%	1.90%	9.56	10.11	12,117	118,019	0.00%	1.31%	2.38%
	2015		0.60%	1.90%	9.56	9.98	8,177	81,310	-1.58%	-0.29%	1.25%
	2014		0.60%	1.90%	9.71	10.01	12,906	127,957	0.22%	1.53%	0.84%
	2013	1/25/13	0.60%	1.90%	9.69	9.86	21,962	214,542	-1.48%	0.07%	3.73%
LVIP AQR Enhanced Global Strategies Fund - Service Class
	2016		0.00%	0.00%	—	—	—	—	0.00%	0.00%	0.90%
	2015		0.30%	1.65%	10.31	10.51	247,690	2,566,129	0.18%	1.39%	1.84%
	2014	7/17/14	0.30%	1.50%	10.29	10.37	125,959	1,298,239	0.94%	3.25%	4.27%
LVIP AQR Enhanced Global Strategies Fund - Standard Class
	2015		0.40%	0.40%	10.54	10.54	1,350	14,227	1.55%	1.55%	1.53%
	2014	7/25/14	0.40%	0.40%	10.38	10.38	1,429	14,825	0.34%	0.34%	1.85%
LVIP Baron Growth Opportunities Fund - Service Class
	2017		0.10%	3.30%	13.62	28.39	8,384,298	187,355,105	23.23%	26.86%	0.00%
	2016		0.30%	3.20%	10.74	22.98	8,462,121	151,579,853	2.25%	5.25%	0.45%
	2015		0.30%	3.20%	10.20	22.42	9,602,526	165,654,313	-7.77%	-5.06%	0.00%
	2014		0.30%	3.20%	16.68	24.24	9,552,708	175,923,220	1.55%	4.18%	0.18%
	2013		0.65%	3.20%	16.36	23.81	10,317,699	184,552,492	35.66%	39.16%	0.45%
LVIP Baron Growth Opportunities Fund - Standard Class
	2017		0.35%	0.80%	13.50	13.70	61,063	834,199	26.54%	27.05%	0.00%
	2016		0.40%	0.80%	10.67	10.78	59,546	641,310	4.99%	5.41%	0.75%
	2015		0.40%	0.80%	10.16	10.23	47,774	488,196	-5.29%	-4.91%	0.00%
	2014	9/22/14	0.40%	0.80%	10.73	10.76	48,824	524,975	5.18%	5.52%	0.75%
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class
	2017		0.10%	3.20%	12.38	19.37	59,354,687	891,999,703	12.49%	15.44%	1.66%
	2016		0.60%	3.20%	10.96	17.18	56,514,717	741,763,728	8.16%	11.01%	1.73%
	2015		0.60%	3.20%	10.09	15.84	45,976,859	547,885,035	-8.08%	-5.66%	1.68%
	2014		0.60%	3.20%	10.92	17.19	35,940,252	459,214,185	-0.02%	2.61%	1.41%
	2013		0.60%	3.20%	10.88	17.16	24,406,648	307,536,644	14.26%	17.16%	2.10%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class
	2017		0.60%	0.75%	$24.10	$24.21	24,394	$547,290	15.67%	15.73%	2.06%
	2016		0.60%	0.65%	20.83	20.92	17,937	374,870	11.24%	11.30%	2.66%
	2015		0.60%	0.65%	18.73	18.80	5,893	110,478	-5.48%	-5.43%	0.84%
	2014		0.60%	0.65%	19.81	19.88	17,740	351,615	2.82%	2.87%	2.46%
	2013	10/30/13	0.60%	0.65%	19.27	19.32	5,234	100,976	2.22%	4.63%	2.77%
LVIP BlackRock Emerging Markets Managed Volatility Fund - Service Class
	2016		0.00%	0.00%	—	—	—	—	0.00%	0.00%	3.66%
	2015		0.30%	3.20%	7.33	7.99	27,622,413	212,918,114	-17.89%	-15.47%	1.59%
	2014		0.30%	3.20%	8.92	9.48	18,013,586	166,516,334	-8.12%	-5.70%	1.22%
	2013		0.60%	3.20%	9.71	10.05	9,192,141	91,068,793	-11.02%	-8.72%	1.02%
LVIP BlackRock Emerging Markets Managed Volatility Fund - Standard Class
	2016		0.00%	0.00%	—	—	—	—	0.00%	0.00%	3.68%
	2015		0.65%	1.90%	7.71	8.04	17,770	139,424	-16.61%	-15.56%	1.59%
	2014		0.60%	1.90%	9.25	9.54	13,176	123,192	-6.68%	-5.46%	1.66%
	2013	4/18/13	0.60%	1.90%	9.91	10.09	6,337	63,377	-2.57%	4.75%	1.93%
LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Service Class
	2017		0.30%	3.45%	9.94	11.21	88,951,594	946,920,205	9.26%	12.13%	0.74%
	2016		0.60%	3.20%	9.10	9.98	94,897,830	910,479,083	-0.73%	1.84%	0.70%
	2015		0.65%	3.20%	9.16	9.80	95,115,923	905,299,405	-7.66%	-5.27%	0.78%
	2014		0.65%	3.20%	9.92	10.35	74,198,915	753,659,786	-3.69%	-1.20%	0.90%
	2013	5/20/13	0.65%	3.20%	10.30	10.47	29,999,735	311,901,805	1.26%	9.06%	0.00%
LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Standard Class
	2017		0.60%	1.70%	10.83	11.39	15,773	176,623	11.29%	12.52%	1.06%
	2016		0.60%	1.70%	9.73	10.13	16,019	159,954	1.12%	2.24%	0.52%
	2015		0.60%	1.70%	9.62	9.90	26,009	255,285	-5.93%	-4.89%	1.05%
	2014		0.60%	1.70%	10.23	10.41	28,334	292,902	-1.89%	-0.81%	0.99%
	2013	9/17/13	0.60%	1.70%	10.42	10.50	26,759	279,805	1.48%	4.71%	0.00%
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class
	2017		0.30%	3.25%	11.08	11.54	17,324,993	196,900,660	10.41%	13.21%	1.60%
	2016	6/14/16	0.65%	3.15%	10.03	10.20	6,656,287	67,444,230	-1.95%	1.66%	1.90%
LVIP BlackRock Inflation Protected Bond Fund - Service Class
	2017		0.10%	3.25%	8.98	11.09	77,086,771	789,456,865	-1.27%	1.63%	1.66%
	2016		0.30%	3.20%	9.10	10.95	73,298,727	748,802,675	0.07%	2.66%	0.74%
	2015		0.59%	3.14%	9.09	10.66	73,741,592	741,288,073	-6.07%	-3.64%	1.19%
	2014		0.59%	3.14%	9.68	11.07	74,918,783	789,620,892	-0.36%	2.21%	0.95%
	2013		0.59%	3.14%	9.62	10.83	72,358,284	753,786,479	-11.45%	-8.33%	0.33%
LVIP BlackRock Inflation Protected Bond Fund - Standard Class
	2017		0.35%	2.25%	10.02	11.32	186,517	1,969,942	0.26%	1.77%	1.91%
	2016		0.40%	1.90%	9.99	11.15	77,400	846,379	1.62%	2.95%	1.25%
	2015		0.60%	1.90%	9.83	10.83	61,202	653,809	-4.65%	-3.40%	1.06%
	2014		0.60%	1.90%	10.66	11.21	45,430	500,779	1.33%	2.45%	1.58%
	2013		0.60%	1.70%	10.52	10.94	42,520	457,685	-9.92%	-8.92%	0.43%
LVIP BlackRock Multi-Asset Income Fund - Service Class
	2017		0.10%	1.65%	10.08	10.58	780,213	7,973,058	3.94%	5.35%	3.39%
	2016		0.30%	1.65%	9.69	10.05	643,274	6,299,800	4.99%	6.42%	3.12%
	2015		0.30%	1.65%	9.23	9.32	379,203	3,524,117	-5.73%	-5.21%	4.81%
	2014	7/17/14	1.10%	1.65%	9.80	9.83	97,900	961,740	-2.80%	-1.52%	6.05%
LVIP BlackRock Multi-Asset Income Fund - Standard Class
	2017		0.35%	0.80%	10.49	10.64	20,304	215,941	5.08%	5.51%	3.21%
	2016		0.40%	0.80%	10.09	10.09	25,501	257,188	6.58%	6.58%	2.72%
	2015		0.40%	0.40%	9.47	9.47	23,295	220,487	-4.31%	-4.31%	1.44%
	2014	10/22/14	0.40%	0.40%	9.89	9.89	21,018	207,896	-0.07%	-0.07%	38.76%
LVIP BlackRock Scientific Allocation Fund - Service Class
	2017	5/30/17	0.30%	3.45%	10.73	13.63	131,268	1,703,651	0.14%	6.72%	4.69%
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class
	2017		0.30%	3.20%	11.33	11.78	20,458,354	237,050,490	9.75%	12.36%	1.24%
	2016	6/13/16	0.65%	3.00%	10.33	10.48	11,369,232	118,376,390	-0.20%	4.03%	1.09%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP BlackRock U.S. Opportunities Managed Volatility Fund - Service Class
	2016		0.00%	0.00%	$—	$—	—	$—	0.00%	0.00%	0.46%
	2015	5/19/15	0.65%	3.00%	8.91	9.05	2,965,601	26,647,714	-13.35%	-1.64%	0.22%
LVIP BlackRock U.S. Opportunities Managed Volatility Fund - Standard Class
	2016		0.00%	0.00%	—	—	—	—	0.00%	0.00%	0.05%
	2015	8/25/15	0.65%	0.65%	9.06	9.06	33,610	304,560	-0.26%	-0.26%	0.37%
LVIP Blended Core Equity Managed Volatility Fund - Service Class
	2017		0.60%	3.20%	11.70	12.98	21,202,247	264,309,319	16.81%	19.89%	1.12%
	2016		0.60%	3.20%	10.02	10.81	20,459,234	214,840,338	5.23%	7.95%	1.10%
	2015		0.65%	3.20%	9.52	10.02	12,493,072	122,709,888	-7.26%	-4.86%	1.02%
	2014	1/8/14	0.65%	3.20%	10.26	10.53	5,878,451	61,310,738	-1.30%	9.14%	2.28%
LVIP Blended Core Equity Managed Volatility Fund - Standard Class
	2017		0.65%	1.70%	12.60	13.14	5,965	77,335	19.00%	20.25%	1.39%
	2016		0.65%	1.70%	10.59	10.92	6,499	70,270	7.19%	8.32%	1.17%
	2015		0.65%	1.70%	9.88	10.09	6,889	68,980	-5.52%	-4.52%	1.25%
	2014	12/18/14	0.65%	1.70%	10.45	10.56	6,259	65,848	-0.99%	-0.09%	1.61%
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class
	2017		0.60%	3.20%	14.82	23.63	29,637,789	582,314,071	21.86%	25.11%	0.45%
	2016		0.60%	3.20%	12.16	19.04	27,841,251	443,437,385	-4.66%	-2.15%	0.23%
	2015		0.60%	3.20%	12.76	19.60	21,622,553	358,222,133	-2.10%	0.48%	0.00%
	2014		0.60%	3.20%	13.03	19.65	13,936,492	234,535,641	1.78%	4.46%	0.00%
	2013		0.60%	3.20%	12.80	18.96	9,802,967	160,591,468	21.24%	24.37%	0.00%
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class
	2017		1.30%	2.80%	16.81	24.69	114,999	2,421,970	22.65%	24.50%	0.63%
	2016		1.30%	2.80%	13.66	19.83	134,037	2,271,920	-4.04%	-2.59%	0.44%
	2015		1.30%	2.80%	14.20	20.36	132,967	2,331,556	-1.46%	0.03%	0.00%
	2014		1.30%	2.80%	14.36	20.35	126,910	2,252,518	2.49%	3.99%	0.00%
	2013		1.30%	2.75%	13.98	19.57	142,373	2,446,788	22.22%	23.88%	0.00%
LVIP Blended Mid Cap Managed Volatility Fund - Service Class
	2017		0.60%	3.20%	10.68	18.19	41,804,878	509,481,841	21.30%	24.49%	0.00%
	2016		0.60%	3.20%	8.78	14.96	44,642,154	441,131,535	-1.21%	1.39%	0.00%
	2015		0.60%	3.20%	8.85	15.11	29,066,347	285,610,686	-7.45%	-5.01%	0.00%
	2014		0.60%	3.20%	9.53	16.28	23,713,219	248,098,513	-10.46%	-8.14%	0.00%
	2013		0.65%	3.20%	10.61	18.14	14,636,851	168,724,647	20.60%	23.72%	0.00%
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class
	2017		0.65%	0.90%	22.17	22.63	3,774	83,992	24.44%	24.75%	0.00%
	2016	1/29/16	0.65%	0.90%	17.82	18.14	4,436	79,489	8.24%	10.21%	0.00%
LVIP Clarion Global Real Estate Fund - Service Class
	2017		0.10%	3.20%	8.37	18.76	10,742,974	103,522,831	7.10%	10.25%	4.08%
	2016		0.30%	3.20%	7.79	17.47	11,133,444	98,412,635	-2.24%	0.64%	3.57%
	2015		0.30%	3.20%	7.94	17.83	11,895,797	105,644,091	-4.57%	-2.06%	2.84%
	2014		0.60%	3.20%	8.29	18.63	11,604,961	105,950,000	10.02%	12.92%	2.23%
	2013		0.60%	3.20%	7.51	16.89	12,385,268	101,071,326	-0.21%	2.37%	0.00%
LVIP Clarion Global Real Estate Fund - Standard Class
	2017		0.35%	0.40%	11.47	11.47	56,559	619,695	10.42%	10.42%	5.04%
	2016		0.40%	0.40%	10.39	10.39	31,155	323,593	0.78%	0.78%	3.85%
	2015		0.40%	0.40%	10.31	10.31	29,765	306,765	-1.62%	-1.62%	3.05%
	2014	9/22/14	0.40%	0.40%	10.48	10.48	27,800	291,225	5.78%	5.78%	2.84%
LVIP ClearBridge Large Cap Managed Volatility Fund - Service Class
	2017		0.65%	3.15%	10.45	11.17	11,186,695	121,841,446	13.98%	16.87%	0.77%
	2016		0.65%	3.15%	9.17	9.56	8,814,090	82,886,555	0.22%	2.75%	0.83%
	2015	5/18/15	0.65%	3.15%	9.15	9.30	5,489,986	50,734,955	-9.06%	0.74%	1.28%
LVIP Delaware Bond Fund - Service Class
	2017		0.10%	3.45%	9.87	15.33	247,917,303	3,404,290,566	0.73%	3.69%	2.61%
	2016		0.30%	3.20%	9.79	14.88	228,604,065	3,059,974,255	-0.86%	2.06%	2.27%
	2015		0.30%	3.20%	9.88	14.69	213,372,807	2,823,625,874	-3.12%	-0.56%	2.08%
	2014		0.60%	3.20%	10.20	14.83	197,607,072	2,647,516,142	2.28%	4.97%	1.75%
	2013		0.60%	3.20%	9.97	14.24	189,824,697	2,446,199,219	-5.71%	-3.28%	1.53%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP Delaware Bond Fund - Standard Class
	2017		0.35%	3.00%	$10.26	$20.46	4,405,773	$76,539,858	1.29%	3.96%	2.74%
	2016		0.40%	3.00%	10.13	19.88	4,909,179	84,517,844	-0.31%	2.31%	2.41%
	2015		0.40%	3.00%	10.16	19.62	5,497,881	94,155,133	-2.58%	-0.01%	2.26%
	2014		0.40%	3.00%	10.43	19.82	6,086,602	106,592,128	2.84%	4.61%	1.91%
	2013		1.30%	3.00%	10.14	18.97	7,178,428	121,752,782	-5.20%	-3.57%	1.68%
LVIP Delaware Diversified Floating Rate Fund - Service Class
	2017		0.10%	3.30%	8.59	10.40	79,945,295	768,776,356	-0.94%	1.97%	0.86%
	2016		0.30%	3.20%	8.67	10.27	73,387,272	701,113,998	-1.21%	1.70%	0.00%
	2015		0.30%	3.20%	8.78	10.13	75,927,711	723,155,146	-4.09%	-1.56%	1.32%
	2014		0.60%	3.20%	9.15	10.29	76,869,743	751,796,586	-2.80%	-0.24%	1.15%
	2013		0.60%	3.20%	9.42	10.30	67,745,589	671,179,345	-2.66%	-0.15%	0.83%
LVIP Delaware Diversified Floating Rate Fund - Standard Class
	2017		0.35%	2.15%	9.42	10.65	192,061	1,963,139	0.36%	2.13%	1.20%
	2016		0.40%	2.15%	9.39	10.45	133,277	1,346,836	0.07%	1.91%	0.00%
	2015		0.40%	2.15%	9.38	10.28	174,165	1,749,425	-2.82%	-1.31%	2.02%
	2014		0.60%	2.15%	9.66	10.41	126,128	1,279,012	-1.52%	0.01%	1.50%
	2013		0.60%	2.15%	10.01	10.41	97,323	988,536	-0.94%	0.15%	2.00%
LVIP Delaware Social Awareness Fund - Service Class
	2017		0.30%	3.15%	17.44	31.17	2,465,434	59,997,330	16.06%	19.00%	0.92%
	2016		0.65%	3.15%	14.97	26.38	2,769,135	57,545,387	2.97%	5.57%	1.08%
	2015		0.65%	3.15%	14.48	25.16	3,033,071	60,575,856	-3.94%	-1.66%	1.08%
	2014		0.65%	3.00%	15.03	25.76	3,110,764	64,510,306	11.40%	14.05%	1.21%
	2013		0.65%	3.00%	13.46	22.75	3,317,344	61,218,438	31.21%	34.34%	0.97%
LVIP Delaware Social Awareness Fund - Standard Class
	2017		0.35%	2.70%	19.56	33.64	258,441	7,562,373	16.99%	18.64%	1.24%
	2016		0.40%	2.70%	16.68	28.51	300,322	7,450,235	3.80%	5.26%	1.38%
	2015		1.30%	2.80%	16.04	27.23	345,403	8,181,511	-3.41%	-1.95%	1.38%
	2014		1.30%	2.80%	16.56	27.93	380,182	9,350,606	12.02%	13.71%	1.46%
	2013		1.30%	2.80%	14.73	23.88	451,153	9,794,822	31.95%	33.94%	1.19%
LVIP Delaware Special Opportunities Fund - Service Class
	2017		0.20%	3.25%	15.86	27.58	4,321,647	78,489,021	13.72%	16.58%	1.05%
	2016		0.65%	3.15%	13.91	24.21	3,768,454	59,555,277	16.27%	19.21%	1.27%
	2015		0.65%	3.15%	11.93	20.78	3,788,707	50,665,570	-3.19%	-0.74%	0.91%
	2014		0.65%	3.15%	12.28	21.42	3,774,984	51,324,683	3.93%	6.56%	0.99%
	2013		0.65%	3.15%	11.79	20.57	3,943,413	50,793,495	29.19%	32.45%	0.79%
LVIP Delaware Wealth Builder Fund - Service Class
	2017		0.30%	3.05%	13.21	21.68	714,939	13,256,234	8.87%	11.18%	2.03%
	2016		0.75%	2.85%	13.09	19.62	774,824	13,171,941	2.40%	4.57%	1.28%
	2015		0.75%	2.85%	12.79	18.87	900,203	14,777,248	-4.35%	-2.31%	1.33%
	2014		0.65%	2.85%	13.37	19.44	1,085,243	18,532,982	1.15%	3.40%	1.94%
	2013		0.65%	2.85%	13.21	18.93	1,304,751	21,722,483	16.57%	19.16%	1.26%
LVIP Delaware Wealth Builder Fund - Standard Class
	2017		0.50%	2.65%	14.94	22.65	218,079	4,613,632	9.36%	10.84%	2.24%
	2016		1.30%	2.65%	13.64	20.43	228,894	4,422,339	2.86%	4.26%	1.53%
	2015		1.30%	2.65%	13.24	19.60	258,273	4,810,124	-3.91%	-2.61%	1.56%
	2014		1.30%	2.65%	13.76	20.12	323,940	6,233,953	1.61%	3.00%	2.22%
	2013		1.30%	2.65%	13.52	19.54	426,362	7,980,316	17.21%	18.68%	1.37%
LVIP Dimensional International Core Equity Fund - Service Class
	2017		0.10%	3.15%	11.04	11.91	3,604,821	41,630,401	23.07%	26.63%	2.41%
	2016		0.30%	3.15%	9.00	9.40	1,118,761	10,303,692	1.21%	3.93%	2.12%
	2015	5/19/15	0.30%	2.95%	8.89	9.05	598,280	5,366,591	-12.59%	3.19%	1.57%
LVIP Dimensional International Core Equity Fund - Standard Class
	2017		0.35%	1.95%	11.74	11.96	293,223	3,572,657	25.97%	26.86%	2.30%
	2016		0.40%	1.10%	9.39	9.43	159,195	1,499,132	3.83%	4.09%	3.31%
	2015	6/30/15	0.40%	0.65%	9.04	9.06	37,724	341,341	-7.33%	0.76%	1.90%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP Dimensional International Equity Managed Volatility Fund - Service Class
	2017		0.10%	3.20%	$10.44	$13.36	31,059,947	$360,153,651	21.88%	25.47%	2.21%
	2016		0.30%	3.20%	8.56	10.71	27,310,098	255,372,817	-1.48%	1.11%	2.01%
	2015		0.60%	3.20%	8.69	10.62	25,143,655	234,564,080	-7.23%	-4.78%	0.82%
	2014		0.60%	3.20%	9.37	11.18	17,282,606	171,228,521	-10.64%	-8.29%	2.38%
	2013		0.60%	3.20%	10.49	12.22	8,871,404	96,814,879	11.22%	14.09%	2.74%
LVIP Dimensional International Equity Managed Volatility Fund - Standard Class
	2017		0.40%	1.90%	11.10	12.61	116,992	1,457,945	23.80%	25.66%	2.21%
	2016		0.40%	1.90%	8.83	10.05	134,949	1,340,711	0.05%	1.57%	1.84%
	2015		0.40%	1.90%	8.70	9.92	182,420	1,794,623	-5.78%	-4.35%	0.84%
	2014		0.40%	1.90%	9.91	10.39	264,344	2,731,923	-9.24%	-8.05%	2.51%
	2013		0.60%	1.90%	10.92	11.30	152,261	1,718,117	12.96%	14.43%	2.79%
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class
	2017		0.10%	3.45%	13.07	25.11	4,428,948	89,522,313	16.72%	20.10%	1.29%
	2016		0.30%	3.15%	11.54	21.47	3,051,355	52,633,212	10.69%	13.33%	1.26%
	2015		0.60%	2.95%	13.93	19.40	2,534,588	39,639,227	-5.18%	-2.99%	1.28%
	2014		0.65%	2.95%	14.68	20.46	2,602,579	42,493,002	9.50%	12.04%	1.55%
	2013		0.65%	2.95%	13.39	18.68	3,082,752	45,481,537	28.94%	31.94%	1.45%
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class
	2017		0.35%	1.85%	13.15	31.66	231,772	4,175,636	19.92%	20.39%	1.79%
	2016		0.40%	0.80%	10.93	26.24	75,952	1,576,732	13.67%	13.95%	1.87%
	2015	7/13/15	0.40%	0.65%	9.59	23.08	44,751	942,332	-4.91%	1.67%	3.20%
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class
	2017		0.10%	3.15%	12.02	12.89	2,944,958	36,713,343	14.58%	17.65%	1.20%
	2016		0.30%	2.95%	10.49	10.96	1,404,206	15,056,208	13.09%	16.02%	1.85%
	2015	5/20/15	0.30%	2.95%	9.28	9.45	372,458	3,485,776	-8.68%	2.19%	1.22%
LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class
	2017		0.35%	1.95%	12.87	12.95	254,296	3,256,479	17.54%	17.84%	1.46%
	2016		0.40%	0.65%	10.95	10.99	115,458	1,267,876	16.00%	16.29%	1.74%
	2015	9/8/15	0.40%	0.65%	9.44	9.45	54,721	516,873	0.38%	2.18%	1.06%
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class
	2017		0.10%	3.20%	12.50	19.07	41,366,501	673,761,572	15.13%	18.52%	0.96%
	2016		0.30%	3.20%	10.55	16.18	35,793,467	497,404,950	7.37%	10.52%	1.05%
	2015		0.30%	3.20%	9.55	14.72	29,811,348	378,661,197	-10.75%	-8.12%	1.05%
	2014		0.30%	3.20%	13.26	16.11	21,410,663	300,277,840	1.15%	3.81%	0.90%
	2013		0.60%	3.20%	13.18	15.56	12,170,990	166,034,802	25.05%	28.02%	1.22%
LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class
	2017		0.40%	1.90%	12.57	17.67	139,149	2,346,796	16.93%	18.69%	0.97%
	2016		0.40%	1.90%	10.59	14.92	245,471	3,454,035	9.04%	10.69%	1.00%
	2015		0.40%	1.90%	9.57	13.50	352,952	4,437,665	-9.35%	-7.98%	1.18%
	2014		0.40%	1.90%	14.03	14.70	332,493	4,813,792	2.73%	4.07%	1.26%
	2013		0.60%	1.90%	13.65	14.13	162,325	2,289,505	26.74%	28.40%	1.66%
LVIP Dimensional/Vanguard Total Bond Fund - Service Class
	2017		0.10%	3.20%	9.27	11.01	55,525,545	570,913,243	-0.55%	2.38%	1.75%
	2016		0.30%	3.20%	9.32	10.79	46,575,970	473,481,546	-1.37%	1.52%	1.36%
	2015		0.30%	3.20%	9.45	10.66	40,323,253	408,799,837	-3.09%	-0.53%	1.49%
	2014		0.60%	3.20%	9.75	10.71	32,833,097	338,067,481	1.11%	3.77%	1.65%
	2013		0.60%	3.20%	9.64	10.31	21,685,649	217,354,625	-6.06%	-3.63%	1.40%
LVIP Dimensional/Vanguard Total Bond Fund - Standard Class
	2017		0.35%	1.90%	10.27	11.19	794,837	8,443,753	1.01%	2.53%	2.21%
	2016		0.40%	1.90%	10.17	10.94	510,152	5,443,570	0.19%	1.70%	2.04%
	2015		0.40%	1.90%	10.15	10.78	330,344	3,514,167	-1.57%	-0.09%	1.49%
	2014		0.40%	1.90%	10.31	10.81	459,743	4,935,666	2.67%	4.01%	2.15%
	2013		0.60%	1.90%	10.04	10.39	221,441	2,289,428	-4.59%	-3.34%	2.10%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class
	2017		0.30%	3.20%	$9.57	$16.53	76,900,455	$842,703,383	17.29%	20.74%	1.15%
	2016		0.30%	3.20%	8.13	13.95	78,982,769	725,286,082	-1.06%	1.86%	1.22%
	2015		0.30%	3.20%	8.19	13.73	74,921,702	683,969,015	-11.15%	-8.80%	1.27%
	2014		0.60%	3.20%	9.18	15.36	58,481,505	593,312,037	-5.31%	-2.82%	1.47%
	2013		0.60%	3.20%	9.66	16.18	35,895,869	379,146,347	15.86%	18.86%	1.49%
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class
	2017		0.30%	2.85%	10.25	10.46	687,730	7,423,670	8.66%	9.26%	3.30%
	2016		0.30%	1.65%	9.44	9.58	223,180	2,126,674	-0.57%	-0.02%	0.77%
	2015		1.10%	1.65%	9.49	9.58	218,147	2,083,712	-4.59%	-4.06%	1.84%
	2014	8/11/14	1.10%	1.65%	9.95	9.98	59,280	591,623	-1.44%	0.36%	3.93%
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Standard Class
	2017	12/19/17	0.50%	0.50%	11.15	11.15	1,204	13,429	0.00%	0.00%	2.14%
LVIP Franklin Templeton Value Managed Volatility Fund - Service Class
	2017		0.60%	3.20%	10.38	11.52	28,088,590	310,357,024	7.33%	10.16%	3.19%
	2016		0.60%	3.20%	9.67	10.46	25,533,930	258,576,706	7.46%	10.29%	2.42%
	2015		0.60%	3.20%	9.00	9.48	17,970,955	166,643,018	-10.93%	-8.58%	3.14%
	2014	1/9/14	0.60%	3.20%	10.10	10.37	8,583,610	87,998,782	-4.39%	8.31%	2.44%
LVIP Franklin Templeton Value Managed Volatility Fund - Standard Class
	2017		0.65%	0.65%	11.66	11.66	992	11,582	10.49%	10.49%	3.52%
	2016		0.65%	0.65%	10.55	10.55	979	10,336	10.64%	10.64%	2.61%
	2015		0.65%	0.65%	9.54	9.54	1,014	9,674	-8.31%	-8.31%	1.64%
	2014	9/22/14	0.65%	0.65%	10.40	10.40	1,900	19,769	-2.92%	-2.92%	1.56%
LVIP Global Conservative Allocation Managed Risk Fund - Service Class
	2017		0.30%	3.20%	11.91	17.63	74,111,633	1,187,595,457	6.75%	9.56%	1.97%
	2016		0.60%	3.25%	11.16	16.16	84,921,037	1,255,511,370	1.45%	4.13%	1.81%
	2015		0.60%	3.20%	11.00	15.17	86,710,812	1,244,285,799	-5.31%	-2.82%	1.89%
	2014		0.60%	3.20%	11.62	15.72	82,528,356	1,231,323,568	2.11%	4.75%	1.84%
	2013		0.65%	3.20%	11.38	15.09	76,136,302	1,095,714,114	6.03%	8.76%	1.86%
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class
	2017		0.65%	0.65%	18.52	18.52	10,262	190,014	9.78%	9.78%	2.30%
	2016		0.65%	0.65%	16.87	16.87	10,403	175,465	4.34%	4.34%	2.26%
	2015		0.65%	0.65%	16.17	16.17	7,033	113,698	-2.63%	-2.63%	4.16%
	2014	8/25/14	0.65%	0.65%	16.60	16.60	2,012	33,410	-0.15%	-0.15%	1.98%
LVIP Global Growth Allocation Managed Risk Fund - Service Class
	2017		0.20%	3.20%	12.03	16.18	577,677,484	8,675,652,133	11.71%	14.65%	2.06%
	2016		0.30%	3.20%	10.08	14.21	620,705,979	8,206,660,387	1.20%	4.17%	1.55%
	2015		0.30%	3.20%	9.68	13.77	654,613,205	8,408,274,523	-6.96%	-4.22%	1.76%
	2014		0.30%	3.20%	11.44	14.69	608,030,501	8,257,330,275	-0.05%	2.54%	2.01%
	2013		0.65%	3.20%	11.45	14.66	458,530,041	6,143,754,716	9.70%	12.53%	2.07%
LVIP Global Growth Allocation Managed Risk Fund - Standard Class
	2017		0.35%	1.75%	17.70	19.46	454,223	7,078,462	13.69%	14.94%	3.55%
	2016		0.60%	1.70%	15.57	16.93	238,437	4,010,369	2.98%	4.12%	1.79%
	2015		0.60%	1.70%	15.12	16.26	247,590	4,002,312	-5.31%	-4.27%	1.98%
	2014		0.60%	1.70%	15.97	16.98	241,037	4,067,734	1.72%	2.85%	2.19%
	2013	1/10/13	0.60%	1.70%	15.70	16.51	222,966	3,659,166	5.21%	9.34%	3.44%
LVIP Global Income Fund - Service Class
	2017		0.10%	3.20%	8.76	12.23	58,319,128	651,725,297	1.49%	4.47%	0.00%
	2016		0.30%	3.20%	8.63	11.74	54,819,986	594,206,023	-2.90%	-0.04%	0.00%
	2015		0.30%	3.20%	8.89	11.79	54,548,202	599,143,037	-5.35%	-2.85%	2.97%
	2014		0.60%	3.20%	9.39	12.14	51,337,307	586,449,226	-1.52%	1.08%	0.37%
	2013		0.60%	3.20%	9.54	12.05	44,409,424	507,160,913	-6.12%	-3.66%	0.26%
LVIP Global Income Fund - Standard Class
	2017		0.35%	0.75%	10.20	10.20	71,455	728,688	4.63%	4.63%	0.00%
	2016		0.40%	0.40%	9.75	9.75	63,816	622,192	0.11%	0.11%	0.00%
	2015	12/14/15	0.40%	0.40%	9.74	9.74	5,445	53,033	0.28%	0.28%	0.00%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP Global Moderate Allocation Managed Risk Fund - Service Class
	2017		0.30%	3.45%	$11.92	$16.81	437,659,078	$6,740,595,886	10.45%	13.36%	1.99%
	2016		0.30%	3.20%	10.10	14.92	474,208,425	6,512,157,024	0.80%	3.76%	1.45%
	2015		0.30%	3.20%	9.74	14.52	494,104,981	6,624,070,189	-6.65%	-3.90%	1.79%
	2014		0.30%	3.20%	11.47	15.25	462,756,704	6,543,502,598	0.61%	3.26%	1.88%
	2013		0.60%	3.20%	11.40	14.87	374,792,206	5,192,083,585	8.07%	10.86%	1.88%
LVIP Global Moderate Allocation Managed Risk Fund - Standard Class
	2017		0.35%	1.70%	11.38	18.98	77,338	1,243,353	12.39%	13.58%	2.70%
	2016		0.65%	1.70%	15.43	16.71	54,491	854,670	2.58%	3.67%	1.76%
	2015		0.65%	1.70%	15.05	16.12	49,475	767,170	-5.00%	-4.00%	2.46%
	2014		0.65%	1.70%	15.84	15.84	36,624	583,356	2.39%	2.39%	3.93%
	2013	11/14/13	1.70%	1.70%	15.47	15.47	3,252	50,305	1.72%	1.72%	1.69%
LVIP Goldman Sachs Income Builder Fund - Service Class
	2017		0.10%	3.00%	10.60	11.13	890,967	9,632,896	5.89%	7.32%	3.45%
	2016		0.30%	1.65%	10.01	10.16	387,317	3,924,522	6.89%	7.48%	3.28%
	2015		1.10%	1.65%	9.36	9.45	261,456	2,467,548	-5.66%	-5.14%	5.42%
	2014	7/17/14	1.10%	1.65%	9.93	9.96	59,236	589,544	-2.73%	-1.55%	6.10%
LVIP Goldman Sachs Income Builder Fund - Standard Class
	2017		0.40%	0.50%	11.19	11.19	4,122	45,899	7.50%	7.50%	3.23%
	2016		0.40%	0.40%	10.41	10.41	2,806	29,222	8.51%	8.51%	3.24%
	2015		0.40%	0.40%	9.60	9.60	1,998	19,182	-4.24%	-4.24%	3.26%
	2014	9/25/14	0.40%	0.40%	10.02	10.02	1,998	20,030	-0.68%	-0.68%	2.54%
LVIP Government Money Market Fund - Service Class
	2017		0.10%	3.20%	7.79	10.04	22,932,493	212,678,122	-2.98%	-0.42%	0.18%
	2016		0.60%	3.20%	8.01	10.09	23,824,249	221,280,316	-3.12%	-0.58%	0.02%
	2015		0.60%	3.20%	8.25	10.15	25,821,065	243,717,501	-3.13%	-0.60%	0.02%
	2014		0.60%	3.20%	8.49	10.22	27,288,172	261,892,224	-3.12%	-0.57%	0.03%
	2013		0.60%	3.20%	8.73	10.31	28,577,156	279,399,807	-3.13%	-0.59%	0.02%
LVIP Government Money Market Fund - Standard Class
	2017		0.35%	2.70%	7.94	10.68	2,366,605	22,815,993	-2.26%	-0.24%	0.40%
	2016		0.65%	2.80%	8.11	10.78	2,704,726	26,325,639	-2.73%	-0.62%	0.03%
	2015		0.65%	2.80%	8.33	10.93	2,909,749	28,823,142	-2.64%	-0.63%	0.02%
	2014		0.65%	2.70%	8.55	11.09	3,254,385	32,987,039	-2.64%	-0.62%	0.03%
	2013		0.65%	2.70%	8.78	11.24	3,896,189	40,141,761	-2.64%	-0.63%	0.02%
LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Service Class
	2017		0.60%	3.20%	10.73	11.79	27,278,604	309,727,672	7.25%	10.06%	1.08%
	2016		0.60%	3.20%	10.00	10.70	24,266,484	252,720,561	7.27%	10.04%	0.98%
	2015		0.65%	3.20%	9.36	9.72	11,727,842	112,125,691	-7.98%	-5.79%	2.34%
	2014	5/21/14	0.65%	3.00%	10.16	10.32	2,962,723	30,368,858	-1.27%	5.42%	1.21%
LVIP Invesco Select Equity Managed Volatility Fund - Service Class
	2017		0.65%	3.20%	10.43	11.55	12,523,103	139,194,685	13.96%	16.90%	1.47%
	2016		0.65%	3.20%	9.21	9.88	13,120,151	125,918,995	2.73%	5.18%	0.61%
	2015		0.60%	3.00%	8.96	9.40	12,266,560	112,987,141	-11.60%	-9.45%	1.76%
	2014	1/8/14	0.60%	3.00%	10.14	10.39	6,726,601	69,143,345	-2.64%	6.66%	1.51%
LVIP Invesco Select Equity Managed Volatility Fund - Standard Class
	2017		0.65%	1.70%	11.23	11.71	6,995	80,392	16.09%	17.31%	1.75%
	2016		0.65%	1.70%	9.68	9.99	7,486	73,649	4.45%	5.55%	0.88%
	2015		0.65%	1.70%	9.26	9.46	7,824	73,270	-10.13%	-9.18%	1.80%
	2014	12/18/14	0.65%	1.70%	10.31	10.42	7,645	79,229	-0.55%	0.20%	1.38%
LVIP JPMorgan High Yield Fund - Service Class
	2017		0.10%	3.20%	11.12	15.41	12,727,012	181,491,008	3.16%	6.19%	5.79%
	2016		0.30%	3.20%	10.63	14.55	12,636,264	171,948,352	9.42%	12.64%	4.85%
	2015		0.30%	3.20%	10.44	12.96	11,845,097	144,644,651	-7.19%	-4.75%	4.76%
	2014		0.60%	3.20%	11.25	13.61	11,221,017	145,022,804	-0.65%	1.97%	4.03%
	2013		0.60%	3.20%	11.32	13.32	11,062,730	141,403,669	2.95%	5.61%	4.78%
LVIP JPMorgan High Yield Fund - Standard Class
	2017		0.35%	0.50%	11.34	11.34	27,781	306,541	6.35%	6.35%	7.35%
	2016		0.40%	0.40%	10.67	10.67	12,688	135,347	12.81%	12.81%	6.53%
	2015	3/16/15	0.40%	0.40%	9.46	9.46	3,650	34,516	-5.90%	-5.90%	6.27%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP JPMorgan Retirement Income Fund - Service Class
	2017	6/7/17	0.30%	2.80%	$10.45	$12.66	128,472	$1,516,322	0.25%	4.32%	5.72%
LVIP JPMorgan Retirement Income Fund - Standard Class
	2017	7/6/17	0.50%	0.70%	10.94	11.29	70,347	769,846	1.22%	5.17%	5.89%
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class
	2017		0.10%	3.20%	12.08	21.08	44,152,217	619,609,616	10.80%	14.06%	0.82%
	2016		0.30%	3.20%	10.59	18.98	42,499,005	528,788,436	6.27%	9.39%	0.53%
	2015		0.30%	3.20%	10.30	17.81	33,655,363	386,903,796	-10.86%	-8.51%	0.58%
	2014		0.60%	3.20%	11.52	19.93	24,046,021	305,870,193	4.45%	7.20%	0.67%
	2013		0.60%	3.20%	11.02	19.04	15,748,040	189,103,437	19.96%	23.06%	0.42%
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class
	2017		0.60%	1.70%	23.96	26.34	15,058	300,920	12.76%	14.00%	1.00%
	2016		0.60%	1.70%	21.25	23.11	11,443	261,009	8.16%	9.35%	0.67%
	2015		0.60%	1.70%	20.73	21.13	9,667	202,679	-8.57%	-8.29%	0.78%
	2014	3/11/14	0.60%	0.90%	22.67	23.04	3,485	80,064	2.19%	6.57%	1.70%
LVIP Managed Risk Profile 2010 Fund - Service Class
	2017		0.75%	2.80%	11.39	14.15	448,516	5,814,930	6.34%	8.55%	1.71%
	2016		0.75%	2.80%	10.71	13.04	430,449	5,156,296	1.30%	3.39%	1.70%
	2015		0.75%	2.80%	10.57	12.61	412,768	4,819,910	-4.56%	-2.58%	1.52%
	2014		0.75%	2.80%	11.08	12.95	466,189	5,629,418	1.63%	3.73%	1.55%
	2013		0.75%	2.80%	10.90	12.48	550,183	6,458,866	5.66%	7.85%	0.99%
LVIP Managed Risk Profile 2020 Fund - Service Class
	2017		0.75%	2.80%	11.16	13.88	806,673	10,174,646	8.66%	10.91%	1.63%
	2016		0.75%	2.80%	10.27	12.51	903,261	10,363,985	1.32%	3.42%	1.63%
	2015		0.75%	2.80%	10.14	12.10	962,889	10,787,116	-5.15%	-3.18%	1.38%
	2014		0.75%	2.80%	10.69	12.50	1,237,075	14,457,969	1.25%	3.35%	1.53%
	2013		0.75%	2.80%	10.56	12.09	1,483,685	16,908,022	7.79%	10.02%	1.13%
LVIP Managed Risk Profile 2030 Fund - Service Class
	2017		0.75%	2.85%	10.98	13.72	414,963	5,122,956	10.01%	12.35%	1.69%
	2016		0.75%	2.85%	9.98	12.21	451,618	5,018,195	0.55%	2.68%	1.39%
	2015		0.75%	2.85%	9.92	11.89	570,149	6,240,374	-5.63%	-3.63%	1.42%
	2014		0.75%	2.85%	10.52	12.34	643,512	7,396,794	0.98%	3.12%	1.59%
	2013		0.75%	2.85%	10.41	11.97	866,126	9,728,805	10.27%	12.61%	1.06%
LVIP Managed Risk Profile 2040 Fund - Service Class
	2017		1.15%	2.85%	10.46	12.52	394,944	4,703,122	11.13%	13.04%	1.85%
	2016		1.15%	2.85%	9.41	11.08	372,684	3,943,414	0.64%	2.36%	1.15%
	2015		1.15%	2.85%	9.35	10.82	529,161	5,465,955	-6.18%	-4.57%	1.44%
	2014		1.15%	2.85%	9.96	11.34	551,697	6,008,028	0.32%	2.04%	1.99%
	2013		1.15%	2.85%	9.93	11.12	568,319	6,093,933	12.99%	14.92%	1.03%
LVIP MFS International Equity Managed Volatility Fund - Service Class
	2017		0.60%	3.20%	10.25	11.57	26,368,211	290,445,820	24.56%	27.85%	1.22%
	2016		0.60%	3.20%	8.23	9.03	22,793,487	198,252,903	-4.65%	-2.19%	1.05%
	2015		0.65%	3.20%	8.63	9.23	18,835,776	169,165,297	-3.28%	-0.78%	0.88%
	2014		0.65%	3.20%	8.93	9.31	9,592,942	87,740,296	-10.27%	-7.95%	0.77%
	2013	5/20/13	0.65%	3.20%	9.95	10.11	3,467,430	34,818,787	-0.83%	7.53%	1.28%
LVIP MFS International Growth Fund - Service Class
	2017		0.10%	3.15%	10.03	18.40	15,586,440	189,669,952	27.46%	31.14%	0.91%
	2016		0.30%	3.15%	7.85	13.89	16,044,331	151,467,517	-1.74%	1.10%	1.21%
	2015		0.30%	3.15%	7.96	13.81	16,027,294	151,468,387	-2.09%	0.44%	0.94%
	2014		0.60%	3.15%	8.11	13.77	16,020,823	152,281,315	-8.09%	-5.86%	0.81%
	2013		0.60%	3.00%	8.81	14.66	15,179,658	154,127,586	9.97%	12.64%	0.58%
LVIP MFS International Growth Fund - Standard Class
	2017		0.35%	0.40%	12.53	12.53	655	8,271	31.35%	31.35%	0.33%
	2016		0.40%	0.40%	9.54	9.54	3,226	30,783	1.26%	1.26%	1.31%
	2015		0.40%	0.40%	9.42	9.42	2,315	21,813	0.89%	0.89%	1.04%
	2014	12/26/14	0.40%	0.40%	9.34	9.34	1,030	9,625	-1.20%	-1.20%	0.00%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP MFS Value Fund - Service Class
	2017		0.10%	3.30%	$13.91	$24.00	52,202,443	$977,449,408	13.64%	16.98%	1.53%
	2016		0.30%	3.20%	12.06	20.74	53,858,219	875,717,211	10.20%	13.44%	1.58%
	2015		0.30%	3.20%	10.63	18.77	56,764,141	823,905,112	-3.92%	-1.09%	1.79%
	2014		0.30%	3.20%	12.38	19.49	59,468,552	879,626,819	6.76%	9.52%	2.18%
	2013		0.65%	3.20%	11.55	18.21	62,841,073	850,091,010	31.35%	34.74%	1.47%
LVIP MFS Value Fund - Standard Class
	2017		0.35%	0.75%	14.18	14.18	125,807	1,528,474	17.16%	17.16%	4.52%
	2016		0.40%	0.40%	12.11	12.11	4,009	48,535	13.60%	13.60%	5.43%
	2015		0.40%	0.40%	10.66	10.66	819	8,726	-0.94%	-0.94%	2.11%
	2014	12/11/14	0.40%	0.40%	10.76	10.76	635	6,835	0.95%	0.95%	2.30%
LVIP Mondrian International Value Fund - Service Class
	2017		0.10%	3.45%	10.32	24.72	18,524,542	283,807,930	17.23%	20.68%	3.00%
	2016		0.30%	3.20%	8.67	20.70	21,180,600	272,429,401	0.49%	3.44%	2.49%
	2015		0.30%	3.18%	8.51	20.22	22,114,744	278,699,287	-7.04%	-4.64%	2.70%
	2014		0.63%	3.18%	9.51	21.36	22,620,521	301,725,103	-5.83%	-3.40%	3.72%
	2013		0.63%	3.18%	10.05	22.26	23,262,285	323,304,014	17.74%	20.78%	2.88%
LVIP Mondrian International Value Fund - Standard Class
	2017		0.40%	2.70%	10.90	26.51	489,746	12,000,558	18.11%	20.86%	3.26%
	2016		0.40%	2.70%	9.02	22.26	563,743	11,558,237	1.24%	3.60%	2.65%
	2015		0.40%	2.70%	8.70	21.80	628,928	12,634,030	-6.36%	-4.18%	2.78%
	2014		0.40%	2.70%	11.90	23.08	718,501	15,332,417	-5.14%	-3.80%	3.77%
	2013		1.30%	2.70%	12.52	23.46	794,784	17,910,281	18.60%	20.27%	2.50%
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class
	2017		0.65%	3.20%	10.48	11.40	3,854,785	42,403,471	16.69%	19.40%	1.53%
	2016		0.65%	2.95%	8.98	9.55	2,966,496	27,561,808	2.47%	4.85%	1.34%
	2015		0.65%	2.95%	8.77	9.08	2,123,933	19,025,104	-9.80%	-7.84%	1.63%
	2014	5/19/14	0.80%	2.95%	9.72	9.85	516,390	5,056,784	-5.26%	2.70%	3.04%
LVIP Multi-Manager Global Equity Managed Volatility Fund - Standard Class
	2017		0.65%	0.90%	11.44	11.54	19,155	219,290	19.53%	19.83%	1.69%
	2016	10/20/16	0.65%	0.90%	9.57	9.63	19,155	183,420	3.51%	6.60%	1.56%
LVIP PIMCO Low Duration Bond Fund - Service Class
	2017		0.10%	3.25%	9.37	10.42	40,527,858	402,456,330	-1.76%	1.13%	1.56%
	2016		0.30%	3.20%	9.54	10.30	35,691,768	354,904,492	-0.85%	2.07%	1.46%
	2015		0.30%	3.20%	9.62	10.09	22,297,255	220,065,680	-1.88%	1.01%	1.71%
	2014	5/19/14	0.30%	3.20%	9.81	9.99	5,401,272	53,510,888	-1.61%	-0.19%	0.98%
LVIP PIMCO Low Duration Bond Fund - Standard Class
	2017		0.35%	1.90%	9.99	10.47	608,010	6,280,671	-0.03%	1.27%	2.07%
	2016		0.40%	1.70%	9.99	10.34	421,166	4,329,929	0.90%	2.22%	2.08%
	2015		0.40%	1.70%	10.05	10.12	149,857	1,512,236	0.76%	1.16%	3.08%
	2014	9/2/14	0.40%	0.80%	9.98	10.00	8,434	84,176	-0.60%	-0.33%	0.60%
LVIP Select Core Equity Managed Volatility Fund - Service Class
	2017		0.60%	3.20%	12.18	13.73	33,438,646	436,900,060	14.89%	17.91%	2.16%
	2016		0.60%	3.20%	10.60	11.65	37,192,600	416,362,394	2.87%	5.58%	0.70%
	2015		0.60%	3.20%	10.30	11.03	38,465,190	412,240,126	-8.14%	-5.72%	1.51%
	2014		0.60%	3.20%	11.21	11.70	23,523,972	270,309,819	2.48%	5.18%	3.57%
	2013	5/20/13	0.60%	3.20%	10.94	11.13	8,656,233	95,635,695	4.63%	14.23%	1.77%
LVIP Select Core Equity Managed Volatility Fund - Standard Class
	2017		0.60%	1.70%	13.27	13.96	9,642	133,178	17.03%	18.32%	2.38%
	2016		0.60%	1.70%	11.34	11.80	17,550	205,847	4.80%	5.95%	0.54%
	2015		0.60%	1.70%	10.82	11.13	55,938	621,392	-6.42%	-5.38%	2.25%
	2014		0.60%	1.70%	11.56	11.76	37,183	436,118	4.39%	5.49%	4.51%
	2013	11/14/13	0.65%	1.70%	11.07	11.15	10,150	112,800	2.47%	3.36%	1.67%
LVIP SSGA Bond Index Fund - Service Class
	2017		0.10%	3.45%	9.44	13.12	84,121,596	990,620,741	-0.32%	2.61%	2.20%
	2016		0.30%	3.20%	9.47	12.77	83,509,614	973,288,022	-1.18%	1.42%	1.88%
	2015		0.60%	3.20%	9.57	12.59	80,405,273	934,380,829	-3.10%	-0.60%	2.21%
	2014		0.60%	3.15%	9.87	12.68	83,120,936	981,948,234	2.21%	4.85%	1.59%
	2013		0.60%	3.15%	9.64	12.10	87,085,679	992,038,834	-5.83%	-3.44%	1.73%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP SSGA Bond Index Fund - Standard Class
	2017		0.35%	1.85%	$10.58	$12.69	240,908	$2,641,603	1.29%	2.77%	3.81%
	2016		0.40%	1.85%	10.44	12.37	97,988	1,137,611	0.55%	1.87%	2.25%
	2015		0.40%	1.70%	10.25	12.17	63,453	741,796	-1.44%	-0.15%	3.31%
	2014		0.40%	1.70%	11.48	12.21	37,055	423,147	3.97%	5.12%	3.37%
	2013		0.60%	1.70%	11.04	11.58	14,497	164,424	-4.21%	-3.20%	4.11%
LVIP SSGA Conservative Index Allocation Fund - Service Class
	2017		0.65%	3.10%	11.93	14.20	5,468,134	72,050,831	7.17%	9.72%	1.98%
	2016		0.65%	3.00%	11.13	12.94	5,673,438	68,792,985	1.65%	4.06%	1.68%
	2015		0.65%	3.00%	10.95	12.44	5,459,576	64,280,361	-4.11%	-1.83%	1.86%
	2014		0.65%	3.00%	11.42	12.67	5,037,227	61,012,308	1.38%	3.79%	1.59%
	2013		0.65%	3.00%	11.27	12.21	4,858,768	57,187,856	3.38%	5.84%	1.31%
LVIP SSGA Conservative Structured Allocation Fund - Service Class
	2017		0.10%	3.00%	11.54	14.19	14,275,446	188,332,607	6.19%	9.10%	3.10%
	2016		0.30%	3.00%	10.58	13.05	15,154,704	185,475,352	3.42%	6.25%	1.87%
	2015		0.30%	3.00%	10.85	12.32	15,209,136	177,202,319	-5.00%	-2.74%	2.29%
	2014		0.65%	3.15%	11.07	12.67	15,729,078	189,999,017	2.01%	4.59%	2.21%
	2013		0.65%	3.15%	10.85	12.11	16,283,286	189,828,966	3.49%	6.11%	1.73%
LVIP SSGA Conservative Structured Allocation Fund - Standard Class
	2017		0.35%	0.80%	11.44	11.60	58,990	678,713	8.82%	9.26%	3.28%
	2016		0.40%	0.80%	10.62	10.62	55,420	588,244	6.41%	6.41%	2.16%
	2015		0.40%	0.40%	9.98	9.98	56,256	561,459	-2.25%	-2.25%	2.98%
	2014	11/17/14	0.40%	0.40%	10.21	10.21	16,276	166,185	0.41%	0.41%	3.83%
LVIP SSGA Developed International 150 Fund - Service Class
	2017		0.10%	3.45%	11.49	17.19	12,699,387	163,216,281	19.61%	22.89%	4.13%
	2016		0.30%	3.00%	9.59	14.06	12,907,507	136,821,705	6.23%	9.14%	3.24%
	2015		0.30%	3.00%	8.89	13.02	13,881,988	136,712,693	-7.36%	-4.82%	2.69%
	2014		0.30%	3.00%	9.72	14.04	13,887,185	145,571,689	-2.33%	-0.01%	2.97%
	2013		0.65%	3.00%	9.93	14.37	14,069,224	149,031,537	16.47%	19.24%	2.40%
LVIP SSGA Developed International 150 Fund - Standard Class
	2017		0.35%	1.90%	11.82	20.69	38,516	589,596	21.25%	23.08%	4.71%
	2016		0.40%	1.90%	9.64	16.85	31,097	410,684	7.66%	9.29%	3.96%
	2015		0.40%	1.90%	8.92	15.44	23,110	284,992	-6.10%	-4.68%	3.27%
	2014		0.40%	1.90%	11.38	16.18	18,936	253,336	-0.99%	0.26%	6.42%
	2013	2/8/13	0.65%	1.90%	11.49	16.14	1,864	24,964	14.46%	15.32%	5.33%
LVIP SSGA Emerging Markets 100 Fund - Service Class
	2017		0.10%	3.45%	8.80	14.86	14,293,707	187,818,258	19.68%	23.14%	2.43%
	2016		0.30%	3.15%	7.35	12.39	14,979,878	161,977,817	11.59%	14.81%	2.32%
	2015		0.30%	3.15%	6.59	11.08	16,052,711	153,201,469	-19.82%	-17.79%	4.26%
	2014		0.65%	3.15%	8.22	13.79	14,465,410	169,702,676	-6.60%	-4.24%	2.73%
	2013		0.65%	3.15%	8.80	14.74	14,368,529	177,864,010	-6.08%	-3.70%	2.04%
LVIP SSGA Emerging Markets 100 Fund - Standard Class
	2017		0.35%	1.90%	9.79	18.57	104,709	1,455,002	21.51%	23.34%	3.66%
	2016		0.40%	1.90%	8.06	15.09	46,544	613,567	13.26%	14.97%	2.64%
	2015		0.40%	1.90%	7.11	13.15	43,400	514,809	-18.60%	-17.38%	4.93%
	2014		0.40%	1.90%	8.74	15.95	30,189	462,463	-5.19%	-3.95%	3.72%
	2013		0.60%	1.90%	9.22	16.60	17,442	279,682	-4.66%	-3.41%	3.07%
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class
	2017		0.10%	3.25%	10.19	15.01	64,699,507	876,608,907	10.92%	13.84%	3.73%
	2016		0.60%	3.20%	9.65	13.16	69,737,202	837,564,233	2.04%	4.68%	1.56%
	2015		0.65%	3.20%	9.41	12.86	74,854,612	866,175,460	-9.69%	-7.35%	2.83%
	2014		0.65%	3.20%	10.37	14.21	70,165,415	885,053,206	0.44%	3.04%	2.19%
	2013		0.65%	3.20%	10.28	14.11	59,096,862	732,112,426	6.09%	8.82%	2.28%
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class
	2017		0.35%	1.85%	11.20	18.20	45,251	746,498	13.78%	14.07%	4.70%
	2016		0.60%	0.90%	15.67	16.02	35,235	541,568	4.68%	4.99%	1.77%
	2015		0.60%	0.90%	14.97	15.26	32,703	497,007	-7.36%	-7.08%	5.91%
	2014		0.60%	1.70%	15.44	16.42	13,756	222,653	2.22%	3.34%	3.08%
	2013		0.60%	1.70%	15.68	15.89	13,034	200,129	8.82%	9.15%	5.24%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP SSGA International Index Fund - Service Class
	2017		0.10%	3.45%	$9.65	$16.40	27,441,468	$297,443,272	20.71%	24.01%	2.39%
	2016		0.30%	3.00%	7.98	13.27	29,233,587	258,367,811	-2.24%	0.44%	2.67%
	2015		0.30%	3.00%	8.15	13.25	28,875,632	257,372,034	-4.38%	-2.05%	2.22%
	2014		0.60%	3.00%	8.51	13.40	29,861,518	274,485,051	-8.86%	-6.69%	2.42%
	2013		0.65%	3.00%	9.33	14.51	30,268,833	301,347,579	17.13%	19.91%	1.51%
LVIP SSGA International Index Fund - Standard Class
	2017		0.35%	1.90%	11.23	18.69	184,593	2,430,775	22.35%	24.19%	4.13%
	2016		0.40%	1.90%	9.04	15.08	78,843	884,263	-0.90%	0.59%	3.11%
	2015		0.40%	1.90%	8.99	15.02	73,618	794,436	-3.08%	-1.61%	3.25%
	2014		0.40%	1.90%	14.38	15.29	32,119	416,234	-7.43%	-6.41%	3.97%
	2013		0.60%	1.70%	16.30	16.34	10,493	170,136	20.20%	20.26%	1.97%
LVIP SSGA International Managed Volatility Fund - Service Class
	2017		0.30%	3.20%	9.41	12.55	37,807,569	378,840,654	20.05%	23.59%	1.97%
	2016		0.30%	3.20%	7.85	8.47	40,902,999	335,913,199	-6.79%	-4.38%	2.07%
	2015		0.60%	3.15%	8.45	8.86	9,188,993	79,614,522	-6.60%	-4.33%	3.26%
	2014	1/7/14	0.60%	3.00%	9.04	9.26	1,647,011	15,091,764	-12.34%	-4.71%	4.04%
LVIP SSGA International Managed Volatility Fund - Standard Class
	2017		0.65%	1.90%	10.01	10.52	15,347	156,282	21.93%	23.46%	2.15%
	2016	11/15/16	0.65%	1.90%	8.21	8.52	17,317	143,926	-0.49%	2.33%	1.29%
LVIP SSGA Large Cap 100 Fund - Service Class
	2017		0.10%	3.45%	14.76	30.40	14,865,283	350,328,436	14.79%	18.11%	2.66%
	2016		0.30%	3.15%	12.68	26.43	15,129,275	306,974,425	17.47%	20.86%	2.01%
	2015		0.30%	3.15%	10.49	22.46	16,840,070	286,594,249	-7.86%	-5.20%	2.37%
	2014		0.30%	3.15%	16.62	24.32	17,880,867	325,179,992	12.83%	15.68%	2.22%
	2013		0.65%	3.15%	14.73	21.51	19,935,882	316,760,013	31.30%	34.62%	1.93%
LVIP SSGA Large Cap 100 Fund - Standard Class
	2017		0.35%	2.15%	14.84	37.99	132,109	2,975,978	16.23%	18.28%	3.00%
	2016		0.40%	2.15%	12.73	32.18	102,562	2,268,617	18.94%	21.04%	2.27%
	2015		0.40%	2.15%	10.52	26.64	79,295	1,674,464	-6.70%	-5.05%	2.91%
	2014		0.40%	2.15%	17.50	28.02	73,723	1,636,051	14.24%	15.97%	3.30%
	2013		0.65%	2.15%	24.16	24.16	43,459	791,897	34.97%	34.97%	5.67%
LVIP SSGA Large Cap Managed Volatility Fund - Service Class
	2017		0.60%	3.20%	12.42	14.01	27,776,939	371,051,510	16.99%	20.06%	1.68%
	2016		0.60%	3.20%	10.62	11.65	23,551,490	264,499,043	4.53%	7.23%	1.64%
	2015		0.65%	3.20%	10.16	10.86	16,332,756	172,633,442	-8.37%	-6.00%	1.76%
	2014		0.65%	3.20%	11.12	11.56	8,699,562	98,855,910	3.09%	5.54%	3.16%
	2013	5/21/13	0.65%	3.00%	10.79	10.95	2,385,134	25,947,518	2.68%	10.29%	2.63%
LVIP SSGA Large Cap Managed Volatility Fund - Standard Class
	2017		0.90%	0.90%	13.98	13.98	2,732	38,211	20.01%	20.01%	1.77%
	2016		0.65%	0.90%	11.65	11.77	2,856	33,289	7.23%	7.56%	1.64%
	2015		0.65%	0.90%	10.94	10.94	2,858	31,051	-5.78%	-5.78%	4.75%
	2014		0.65%	0.65%	11.61	11.61	122	1,417	5.82%	5.82%	1.92%
	2013	7/2/13	0.65%	0.65%	10.97	10.97	129	1,412	11.12%	11.12%	1.50%
LVIP SSGA Mid-Cap Index Fund - Service Class
	2017	1/10/17	0.10%	3.20%	12.27	12.72	2,684,939	33,602,055	3.93%	13.37%	1.91%
LVIP SSGA Mid-Cap Index Fund - Standard Class
	2017	1/31/17	0.35%	2.25%	12.44	12.71	98,808	1,251,408	4.01%	13.56%	2.01%
LVIP SSGA Moderate Index Allocation Fund - Service Class
	2017		0.30%	3.25%	12.55	15.88	15,573,508	228,699,375	10.67%	13.58%	1.97%
	2016		0.60%	3.20%	11.34	13.98	15,471,018	201,980,295	3.02%	5.74%	1.71%
	2015		0.60%	3.20%	11.01	13.22	15,160,769	189,010,996	-4.81%	-2.30%	1.56%
	2014		0.60%	3.20%	11.56	13.53	14,787,994	190,721,763	0.87%	3.53%	1.85%
	2013		0.60%	3.20%	11.46	13.07	13,875,395	174,568,913	8.65%	11.51%	1.29%
LVIP SSGA Moderate Index Allocation Fund - Standard Class
	2017	11/10/17	0.40%	0.40%	11.45	11.45	2,534	29,013	0.10%	0.10%	0.78%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP SSGA Moderate Structured Allocation Fund - Service Class
	2017		0.10%	3.20%	$10.88	$15.80	54,924,113	$805,056,033	9.31%	12.52%	3.64%
	2016		0.30%	3.20%	10.73	14.14	58,020,140	765,659,421	5.57%	8.68%	1.91%
	2015		0.30%	3.20%	10.89	13.05	61,184,827	752,630,226	-6.00%	-3.53%	2.52%
	2014		0.60%	3.20%	11.58	13.53	64,486,754	830,390,736	1.98%	4.66%	2.42%
	2013		0.60%	3.20%	11.36	12.90	69,297,730	861,705,250	8.99%	11.80%	2.34%
LVIP SSGA Moderate Structured Allocation Fund - Standard Class
	2017		0.35%	0.50%	12.14	12.14	15,542	186,952	12.69%	12.69%	3.59%
	2016		0.40%	0.40%	10.77	10.77	17,127	184,448	8.83%	8.83%	2.20%
	2015	1/20/15	0.40%	0.40%	9.90	9.90	17,102	169,228	-3.04%	-3.04%	5.24%
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class
	2017		0.30%	3.25%	12.96	16.44	12,510,291	191,068,011	13.00%	15.92%	1.95%
	2016		0.65%	3.20%	11.47	14.18	12,371,754	164,534,401	3.73%	6.41%	1.74%
	2015		0.65%	3.20%	11.06	13.33	12,525,058	158,020,143	-5.36%	-2.91%	1.59%
	2014		0.65%	3.20%	11.69	13.73	12,652,800	166,055,729	0.48%	3.08%	1.91%
	2013		0.65%	3.20%	11.63	13.32	12,507,329	160,686,710	10.92%	13.78%	1.31%
LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class
	2017	6/6/17	0.50%	0.70%	11.71	12.06	23,825	280,660	5.16%	5.25%	8.08%
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class
	2017		0.30%	3.15%	12.29	16.63	29,879,947	460,977,499	11.06%	14.27%	3.89%
	2016		0.30%	3.15%	10.75	14.60	30,504,640	416,609,301	6.78%	9.87%	2.00%
	2015		0.30%	3.20%	9.79	13.34	32,056,760	403,797,689	-6.76%	-4.01%	2.85%
	2014		0.30%	3.20%	11.89	13.94	32,084,393	426,551,480	1.71%	4.34%	2.70%
	2013		0.65%	3.20%	11.69	13.36	31,418,682	404,618,283	11.26%	14.14%	2.21%
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Standard Class
	2017		0.35%	0.75%	12.35	12.35	197,527	2,352,949	14.44%	14.44%	8.28%
	2016	3/28/16	0.40%	0.40%	10.79	10.79	59,649	643,902	9.35%	9.35%	2.17%
LVIP SSGA S&P 500 Index Fund - Service Class
	2017		0.10%	3.45%	14.59	26.20	53,968,245	1,097,923,484	17.45%	20.90%	1.69%
	2016		0.30%	3.20%	12.12	22.25	53,129,556	911,586,037	7.97%	11.14%	1.67%
	2015		0.30%	3.20%	11.02	20.56	54,705,403	855,810,465	-2.26%	0.61%	1.64%
	2014		0.30%	3.20%	13.72	20.98	54,354,571	857,087,479	9.58%	12.41%	1.65%
	2013		0.65%	3.20%	12.46	19.10	59,168,258	838,667,663	27.60%	30.82%	1.44%
LVIP SSGA S&P 500 Index Fund - Standard Class
	2017		0.35%	2.80%	14.88	32.74	2,171,477	46,493,445	18.29%	21.09%	1.98%
	2016		0.40%	2.75%	12.29	27.09	2,040,659	38,550,462	8.72%	11.31%	2.00%
	2015		0.40%	2.75%	11.04	24.39	1,975,673	32,697,167	-1.43%	0.77%	1.83%
	2014		0.40%	2.60%	14.85	24.25	2,174,940	36,149,470	10.52%	12.75%	1.88%
	2013		0.60%	2.60%	13.44	21.45	2,441,004	36,194,110	28.61%	31.15%	2.35%
LVIP SSGA Small-Cap Index Fund - Service Class
	2017		0.10%	3.45%	13.59	25.53	18,697,055	311,264,760	10.34%	13.58%	0.78%
	2016		0.30%	3.20%	12.01	23.08	18,469,172	274,904,324	16.59%	20.02%	1.06%
	2015		0.30%	3.20%	10.12	19.75	20,044,094	251,759,365	-7.95%	-5.24%	0.69%
	2014		0.30%	3.20%	12.25	21.40	20,318,198	272,886,482	1.12%	3.77%	0.58%
	2013		0.60%	3.20%	12.07	21.11	22,742,885	297,575,702	33.24%	36.67%	0.62%
LVIP SSGA Small-Cap Index Fund - Standard Class
	2017		0.35%	1.90%	13.86	31.91	335,888	6,541,645	12.06%	13.75%	1.29%
	2016		0.40%	1.90%	12.19	28.11	139,819	3,132,109	18.41%	20.20%	1.51%
	2015		0.40%	1.90%	10.14	23.43	118,255	2,000,553	-6.51%	-5.10%	1.09%
	2014		0.40%	1.90%	16.08	24.74	66,149	1,427,063	2.70%	4.05%	1.00%
	2013		0.60%	1.90%	15.66	23.77	28,036	625,775	35.31%	37.08%	1.75%
LVIP SSGA Small-Mid Cap 200 Fund - Service Class
	2017		0.10%	3.45%	12.98	26.86	6,080,391	142,582,271	2.73%	5.75%	2.33%
	2016		0.30%	3.20%	12.46	26.08	5,867,521	132,384,924	25.93%	29.37%	1.87%
	2015		0.30%	3.15%	9.63	20.70	6,127,104	108,191,274	-9.96%	-7.36%	2.31%
	2014		0.30%	3.15%	14.46	22.94	5,695,923	110,563,563	0.82%	3.37%	3.13%
	2013		0.65%	3.15%	14.35	22.71	5,835,284	110,745,734	30.00%	33.29%	2.37%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class
	2017		0.35%	2.15%	$13.24	$33.56	181,410	$3,360,719	4.07%	5.90%	2.98%
	2016		0.40%	2.15%	12.51	31.75	90,681	2,178,215	27.32%	29.57%	2.13%
	2015		0.40%	2.15%	9.65	24.56	87,536	1,642,914	-8.82%	-7.21%	2.78%
	2014		0.40%	2.15%	15.23	26.52	75,395	1,469,320	2.08%	3.68%	4.59%
	2013		0.60%	2.15%	25.50	25.50	38,577	792,799	33.62%	33.62%	7.43%
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class
	2017		0.60%	3.20%	11.41	12.87	29,932,926	366,876,336	10.29%	13.19%	1.21%
	2016		0.60%	3.20%	10.34	11.37	24,557,411	268,442,037	11.48%	14.42%	1.04%
	2015		0.60%	3.20%	9.28	9.94	18,004,358	173,814,321	-11.78%	-9.45%	0.70%
	2014		0.60%	3.20%	10.52	10.96	8,275,647	89,207,699	-4.73%	-2.27%	1.30%
	2013	5/20/13	0.65%	3.20%	11.04	11.22	2,436,000	27,146,121	2.73%	11.29%	2.08%
LVIP SSGA SMID Cap Managed Volatility Fund - Standard Class
	2017		0.65%	1.70%	12.37	12.99	7,334	94,376	12.23%	13.42%	1.34%
	2016		0.65%	1.70%	11.02	11.45	11,735	133,709	13.46%	14.66%	0.99%
	2015		0.65%	1.70%	9.71	9.99	15,652	155,922	-10.23%	-9.28%	0.82%
	2014		0.65%	1.70%	11.01	11.01	7,373	80,913	-2.04%	-2.04%	1.29%
	2013	12/19/13	0.65%	0.65%	11.24	11.24	3,565	40,066	3.04%	3.04%	1.09%
LVIP T. Rowe Price Growth Stock Fund - Service Class
	2017		0.10%	3.20%	16.14	29.81	14,256,459	302,611,791	29.17%	32.96%	0.00%
	2016		0.30%	3.20%	12.18	23.02	14,466,377	233,936,283	-2.04%	0.84%	0.00%
	2015		0.30%	3.20%	12.21	23.44	15,980,655	258,976,178	7.18%	10.12%	0.00%
	2014		0.30%	3.00%	13.54	21.86	11,919,254	177,584,848	5.24%	7.74%	0.00%
	2013		0.65%	3.00%	12.85	20.76	13,530,291	188,596,407	34.61%	37.81%	0.00%
LVIP T. Rowe Price Growth Stock Fund - Standard Class
	2017		0.35%	0.75%	16.46	16.46	95,197	1,451,246	33.16%	33.16%	0.30%
	2016		0.40%	0.40%	12.36	12.36	55,369	684,497	0.99%	0.99%	0.13%
	2015		0.40%	0.40%	12.24	12.24	9,393	114,980	10.29%	10.29%	0.00%
	2014	7/24/14	0.40%	0.40%	11.10	11.10	4,568	50,706	3.89%	3.89%	0.00%
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class
	2017		0.10%	3.45%	14.77	37.85	5,555,963	163,178,882	20.52%	24.06%	0.00%
	2016		0.30%	3.20%	12.08	30.83	4,745,656	116,828,253	3.91%	6.97%	0.05%
	2015		0.30%	3.20%	15.54	29.13	4,884,187	115,246,446	-1.36%	1.19%	0.00%
	2014		0.65%	3.20%	15.75	28.99	3,954,096	93,424,091	7.80%	10.58%	0.00%
	2013		0.65%	3.20%	14.64	26.40	4,027,389	87,518,859	30.29%	33.59%	0.00%
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class
	2017		0.35%	3.10%	14.85	39.54	161,317	3,968,180	21.06%	24.25%	0.22%
	2016		0.40%	3.00%	12.13	32.11	109,223	2,922,167	4.37%	7.13%	0.27%
	2015		0.40%	3.00%	15.90	30.25	109,041	2,836,264	-0.92%	0.78%	0.13%
	2014		1.30%	3.00%	16.05	30.01	103,895	2,726,197	8.29%	10.15%	0.22%
	2013		1.30%	3.00%	14.82	27.25	112,290	2,692,674	30.82%	33.06%	0.00%
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class
	2017		0.30%	3.20%	10.54	11.28	81,839,204	905,126,333	11.32%	14.20%	1.63%
	2016		0.65%	3.20%	9.50	9.88	59,973,879	584,411,163	0.75%	3.14%	1.32%
	2015	5/18/15	0.65%	3.00%	9.43	9.58	24,692,694	235,159,439	-6.26%	-0.07%	2.32%
LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class
	2017		0.65%	0.65%	11.36	11.36	3,106	35,271	14.47%	14.47%	1.59%
	2016		0.65%	0.65%	9.92	9.92	3,375	33,484	3.40%	3.40%	1.18%
	2015	11/5/15	0.65%	0.65%	9.59	9.59	3,446	33,058	-1.90%	-1.90%	1.36%
LVIP Vanguard Domestic Equity ETF Fund - Service Class
	2017		0.10%	3.20%	14.33	22.15	10,582,715	198,666,969	16.10%	19.52%	1.45%
	2016		0.30%	3.20%	11.99	18.64	8,417,562	135,752,026	8.34%	11.52%	1.41%
	2015		0.30%	3.20%	13.56	16.80	7,371,010	107,974,953	-3.69%	-1.20%	1.45%
	2014		0.65%	3.20%	14.08	17.04	6,643,364	99,287,489	8.41%	11.21%	1.69%
	2013		0.65%	3.20%	12.99	15.35	5,998,517	81,252,076	26.10%	29.36%	1.12%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP Vanguard Domestic Equity ETF Fund - Standard Class
	2017		0.40%	1.90%	$14.41	$20.60	79,446	$1,369,285	17.91%	19.69%	2.06%
	2016		0.40%	1.90%	12.04	17.24	37,903	615,616	10.03%	11.69%	1.63%
	2015		0.40%	1.90%	10.78	15.47	36,788	530,619	-2.19%	-0.71%	1.74%
	2014		0.40%	1.90%	14.89	15.61	31,272	451,338	10.10%	11.54%	2.01%
	2013		0.60%	1.90%	13.53	13.99	27,270	375,037	28.07%	29.74%	1.36%
LVIP Vanguard International Equity ETF Fund - Service Class
	2017		0.10%	3.25%	11.32	14.36	10,455,499	132,189,200	23.96%	27.61%	2.19%
	2016		0.30%	3.20%	9.14	11.32	7,548,952	75,748,351	0.20%	3.06%	2.05%
	2015		0.30%	3.20%	9.12	11.03	6,828,594	67,184,750	-6.24%	-3.81%	2.26%
	2014		0.65%	3.20%	9.72	11.49	5,333,936	55,028,501	-7.88%	-5.50%	2.05%
	2013		0.65%	3.20%	10.56	12.18	3,780,849	41,605,443	10.86%	13.72%	2.24%
LVIP Vanguard International Equity ETF Fund - Standard Class
	2017		0.40%	1.90%	11.92	13.68	119,058	1,536,477	25.89%	27.80%	2.80%
	2016		0.40%	1.90%	9.33	10.73	69,716	718,874	1.77%	3.30%	2.04%
	2015		0.40%	1.90%	9.03	10.40	67,448	685,549	-4.78%	-3.34%	3.30%
	2014		0.40%	1.90%	10.29	10.79	36,374	384,735	-6.44%	-5.21%	2.13%
	2013		0.60%	1.90%	11.00	11.38	32,064	359,162	12.59%	14.08%	4.76%
LVIP VIP Mid Cap Managed Volatility Portfolio - Service Class
	2015		0.60%	3.20%	9.28	9.65	7,058,558	66,898,619	-7.60%	-5.36%	0.41%
	2014	5/23/14	0.60%	3.00%	10.04	10.19	1,133,185	11,470,979	-3.04%	8.82%	2.02%
LVIP VIP Mid Cap Managed Volatility Portfolio - Standard Class
	2015	2/20/15	0.65%	0.90%	9.66	9.70	9,027	87,497	-8.13%	0.22%	0.85%
LVIP Wellington Capital Growth Fund - Service Class
	2017		0.10%	3.15%	16.10	27.42	15,188,254	337,775,924	31.33%	35.12%	0.00%
	2016		0.30%	3.15%	11.92	20.84	17,647,143	293,769,550	-3.24%	-0.45%	0.00%
	2015		0.30%	3.15%	14.01	21.49	18,605,082	313,479,427	5.77%	8.44%	0.00%
	2014		0.65%	3.15%	13.20	20.28	20,181,591	316,319,544	7.65%	10.37%	0.00%
	2013		0.65%	3.15%	12.22	18.80	22,655,444	323,041,540	31.66%	34.79%	0.00%
LVIP Wellington Capital Growth Fund - Standard Class
	2017	1/26/17	0.35%	0.40%	12.96	16.19	4,143	63,372	0.78%	29.13%	0.00%
LVIP Wellington Mid-Cap Value Fund - Service Class
	2017		0.10%	3.45%	12.77	25.64	6,261,878	98,623,881	9.59%	12.81%	0.17%
	2016		0.30%	3.20%	11.32	23.34	6,051,525	85,409,064	9.23%	12.45%	0.25%
	2015		0.30%	3.20%	10.07	21.31	5,875,292	74,397,028	-4.85%	-2.05%	0.17%
	2014		0.30%	3.20%	11.81	22.35	10,536,038	137,001,352	4.62%	7.32%	0.14%
	2013		0.65%	3.20%	11.25	21.31	5,852,727	71,933,341	29.60%	32.95%	0.23%
LVIP Wellington Mid-Cap Value Fund - Standard Class
	2017		0.35%	0.40%	12.84	12.84	26,709	340,987	12.98%	12.98%	0.46%
	2016	1/19/16	0.40%	0.40%	11.37	11.37	22,294	253,400	27.63%	27.63%	0.56%
LVIP Western Asset Core Bond Fund - Service Class
	2017	5/22/17	0.10%	3.45%	10.01	10.23	3,774,989	38,242,906	-0.77%	1.72%	2.93%
LVIP Western Asset Core Bond Fund - Standard Class
	2017	6/5/17	0.35%	1.85%	10.13	10.23	60,907	622,101	0.26%	1.38%	2.61%
MFS® VIT Core Equity Series - Service Class
	2015		0.00%	0.00%	—	—	—	—	0.00%	0.00%	0.63%
	2014		1.30%	2.65%	16.11	23.66	128,539	2,602,187	8.07%	9.54%	0.53%
	2013		1.30%	2.65%	14.89	21.60	150,821	2,787,669	30.72%	32.50%	0.79%
MFS® VIT Growth Series - Initial Class
	2017		0.35%	2.35%	15.59	38.94	141,818	3,738,538	28.37%	30.86%	0.10%
	2016		0.40%	2.35%	21.90	30.29	147,407	3,180,899	0.06%	1.02%	0.04%
	2015		1.40%	2.35%	21.68	30.21	152,724	3,321,139	5.06%	6.06%	0.16%
	2014		1.40%	2.35%	20.44	28.70	158,635	3,260,919	6.42%	7.43%	0.10%
	2013		1.40%	2.35%	19.03	26.91	178,292	3,411,475	33.68%	34.95%	0.23%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
MFS® VIT Growth Series - Service Class
	2017		0.10%	3.25%	$13.41	$39.24	4,374,619	$106,010,925	26.95%	30.69%	0.00%
	2016		0.30%	3.20%	10.42	30.49	4,182,290	79,213,282	-0.79%	1.87%	0.00%
	2015		0.30%	2.95%	10.38	30.40	3,425,811	64,088,413	4.18%	6.61%	0.00%
	2014		0.65%	3.15%	9.85	28.86	2,896,838	50,741,615	5.31%	7.98%	0.00%
	2013		0.65%	3.15%	9.23	27.05	2,388,555	39,011,618	32.26%	35.61%	0.13%
MFS® VIT Total Return Series - Initial Class
	2017		0.35%	2.35%	20.44	24.73	278,559	6,619,317	9.68%	10.74%	2.22%
	2016		1.40%	2.35%	18.64	22.33	342,775	7,575,360	6.56%	7.57%	2.59%
	2015		1.40%	2.35%	17.49	20.76	368,176	7,565,445	-2.69%	-1.76%	2.55%
	2014		1.40%	2.35%	17.97	21.13	434,113	9,082,276	5.97%	6.99%	1.83%
	2013		1.40%	2.35%	16.96	19.75	523,192	10,232,408	16.28%	17.39%	1.72%
MFS® VIT Total Return Series - Service Class
	2017		0.10%	3.30%	10.87	21.72	3,994,646	69,526,462	8.44%	11.69%	2.38%
	2016		0.30%	3.25%	15.36	15.36	1,895,002	30,235,182	8.00%	8.00%	2.60%
	2015		0.75%	0.75%	14.23	14.23	332	4,724	-1.33%	-1.33%	0.83%
	2014	1/10/14	0.75%	1.95%	14.42	17.38	794	13,179	2.11%	7.29%	2.59%
MFS® VIT Utilities Series - Initial Class
	2017		0.35%	2.35%	11.04	48.67	193,421	7,089,885	12.17%	14.37%	4.24%
	2016		0.40%	2.35%	9.65	43.31	219,048	7,254,702	8.88%	11.03%	3.56%
	2015		0.40%	2.35%	8.69	39.69	252,468	7,611,161	-16.51%	-14.86%	4.09%
	2014		0.40%	2.35%	31.76	47.45	297,483	10,684,081	10.11%	11.17%	2.07%
	2013		1.40%	2.35%	28.63	43.00	329,869	10,793,626	17.72%	18.84%	2.31%
MFS® VIT Utilities Series - Service Class
	2017		0.10%	3.20%	10.97	49.05	7,073,394	194,445,127	10.89%	14.15%	4.04%
	2016		0.30%	3.20%	9.61	43.64	7,967,828	195,373,173	7.73%	10.90%	3.37%
	2015		0.30%	3.20%	12.12	39.96	8,343,493	187,475,679	-17.44%	-15.31%	3.95%
	2014		0.65%	3.20%	14.69	47.76	8,596,870	233,370,004	8.92%	11.74%	1.91%
	2013		0.65%	3.20%	13.48	43.26	8,857,378	217,755,613	16.43%	19.44%	2.07%
MFS® VIT II Core Equity Portfolio - Service Class
	2017		1.30%	2.65%	20.58	31.33	95,676	2,491,102	21.26%	22.90%	0.71%
	2016		1.30%	2.65%	16.95	25.50	103,555	2,204,695	8.17%	9.63%	0.44%
	2015	3/27/15	1.30%	2.65%	15.65	23.26	118,784	2,350,101	-4.66%	-3.67%	0.29%
MFS® VIT II International Value Portfolio - Initial Class
	2017		0.35%	0.80%	13.63	13.63	81,405	1,034,662	26.64%	26.64%	1.33%
	2016		0.40%	0.40%	10.76	10.76	30,083	323,804	3.63%	3.63%	1.44%
	2015		0.40%	0.40%	10.39	10.39	15,106	156,900	6.23%	6.23%	2.21%
	2014	12/26/14	0.40%	0.40%	9.78	9.78	7,060	69,032	-1.37%	-1.37%	0.00%
MFS® VIT II International Value Portfolio - Service Class
	2017		0.10%	1.65%	12.91	13.56	2,344,915	30,758,862	24.74%	26.44%	1.39%
	2016		0.30%	1.65%	10.35	10.72	1,663,316	17,422,808	2.14%	3.53%	1.14%
	2015		0.30%	1.65%	10.13	10.36	1,036,935	10,588,129	4.58%	6.00%	2.28%
	2014	6/27/14	0.30%	1.65%	9.69	9.77	179,168	1,740,765	-4.68%	-0.41%	1.13%
Morgan Stanley VIF Global Infrastructure Portfolio - Class I
	2017		0.35%	0.75%	11.80	11.80	26,362	292,297	12.51%	12.51%	2.31%
	2016		0.40%	0.40%	10.49	10.49	7,195	75,482	14.81%	14.81%	1.99%
	2015		0.40%	0.40%	9.14	9.14	4,879	44,586	-14.10%	-14.10%	1.79%
	2014	7/24/14	0.40%	0.40%	10.64	10.64	4,651	49,489	-1.02%	-1.02%	0.00%
Morgan Stanley VIF Global Infrastructure Portfolio - Class II
	2017		0.10%	1.65%	11.15	11.72	612,519	6,941,285	10.70%	12.21%	2.00%
	2016		0.30%	1.65%	10.08	10.44	580,374	5,916,784	13.09%	14.62%	1.92%
	2015		0.30%	1.65%	8.91	8.99	357,756	3,211,909	-15.30%	-14.83%	1.69%
	2014	6/30/14	1.10%	1.65%	10.52	10.56	152,233	1,606,202	-0.23%	1.01%	0.00%
Morgan Stanley VIF Growth Portfolio - Class II
	2017		0.65%	2.55%	23.48	53.68	56,773	2,392,408	39.23%	41.89%	0.00%
	2016		0.65%	2.55%	21.51	37.83	51,141	1,581,220	-4.06%	-2.56%	0.00%
	2015		0.65%	2.30%	18.10	38.83	54,729	1,801,323	9.42%	11.24%	0.00%
	2014		0.65%	2.30%	19.90	34.90	59,632	1,743,735	3.68%	5.40%	0.00%
	2013		0.65%	2.30%	18.74	33.11	70,080	1,998,069	44.51%	46.76%	0.21%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class
	2017		1.15%	3.15%	$17.61	$35.80	842,037	$27,545,955	13.12%	15.40%	0.81%
	2016		1.15%	3.15%	15.51	31.10	994,823	28,198,288	12.57%	14.84%	0.59%
	2015		1.15%	3.15%	13.72	27.17	1,170,110	29,139,938	-10.96%	-9.38%	0.74%
	2014		1.15%	2.90%	15.38	30.19	1,351,272	37,598,861	10.58%	12.54%	1.04%
	2013		1.15%	2.90%	14.70	27.02	1,643,558	40,691,909	33.14%	35.48%	1.15%
Oppenheimer Global Fund/VA Service Shares
	2017		0.65%	2.20%	18.15	34.20	304,884	9,047,815	33.36%	35.44%	0.73%
	2016		0.65%	2.20%	13.59	25.25	354,127	7,763,619	-2.33%	-0.80%	0.72%
	2015		0.65%	2.20%	13.89	25.45	360,739	7,985,822	1.42%	3.00%	1.06%
	2014		0.65%	2.20%	13.68	24.71	396,094	8,514,677	-0.17%	1.39%	0.86%
	2013		0.65%	2.20%	13.68	24.37	413,888	8,792,629	24.35%	26.17%	1.17%
Oppenheimer International Growth Fund/VA Non-Service Shares
	2017		0.35%	0.80%	11.26	11.42	123,723	1,458,185	25.29%	25.79%	1.02%
	2016		0.40%	0.80%	8.99	9.08	58,733	532,819	-2.90%	-2.51%	1.04%
	2015		0.40%	0.80%	9.26	9.32	59,618	554,988	2.61%	3.02%	1.19%
	2014	9/22/14	0.40%	0.80%	9.02	9.04	58,349	527,486	-3.86%	2.07%	0.00%
Oppenheimer International Growth Fund/VA Service Shares
	2017		0.10%	1.65%	10.85	11.39	1,242,004	13,750,691	24.38%	26.07%	1.19%
	2016		0.30%	1.65%	8.72	9.04	964,138	8,511,287	-4.31%	-3.01%	0.77%
	2015		0.30%	1.65%	9.11	9.20	645,587	5,928,744	1.42%	1.99%	0.70%
	2014	6/30/14	1.10%	1.65%	8.98	9.02	133,741	1,204,995	-9.94%	-5.22%	0.00%
Oppenheimer Main Street Small Cap Fund®/VA Non-Service Shares
	2017		0.35%	0.40%	13.93	13.93	43,802	605,697	13.70%	13.70%	0.84%
	2016		0.40%	0.40%	12.25	12.25	39,236	480,830	17.58%	17.58%	0.49%
	2015	1/20/15	0.40%	0.40%	10.42	10.42	3,478	36,248	-2.86%	-2.86%	1.20%
Oppenheimer Main Street Small Cap Fund®/VA Service Shares
	2017		0.10%	1.65%	13.19	13.86	793,691	10,623,910	12.05%	13.57%	0.62%
	2016		0.30%	1.65%	11.77	12.20	676,356	8,052,027	15.75%	17.32%	0.23%
	2015		0.30%	1.65%	10.17	10.26	438,963	4,495,929	-7.63%	-7.12%	0.68%
	2014	6/27/14	1.10%	1.65%	11.01	11.05	78,643	868,036	6.41%	11.95%	0.00%
PIMCO VIT All Asset All Authority Portfolio - Advisor Class
	2017		0.10%	1.65%	9.72	9.91	319,974	3,168,388	9.16%	9.76%	5.59%
	2016		0.30%	1.65%	8.94	9.03	190,951	1,712,857	11.86%	12.31%	2.97%
	2015		1.10%	1.50%	7.99	8.04	111,256	891,058	-13.71%	-13.36%	2.96%
	2014	7/10/14	1.10%	1.65%	9.25	9.28	80,259	744,225	-8.62%	-6.62%	6.83%
PIMCO VIT All Asset All Authority Portfolio - Institutional Class
	2017		0.40%	0.80%	10.11	10.25	11,085	113,443	10.34%	10.78%	5.36%
	2016		0.40%	0.80%	9.16	9.25	10,628	98,215	12.88%	13.33%	3.20%
	2015		0.40%	0.80%	8.17	8.17	23,948	195,479	-12.52%	-12.52%	3.50%
	2014	9/15/14	0.40%	0.40%	9.33	9.33	10,366	96,766	-6.31%	-6.31%	7.83%
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class
	2017		0.30%	2.75%	6.40	8.72	1,540,717	12,482,715	-0.72%	1.74%	10.86%
	2016		0.30%	2.75%	7.18	8.60	1,603,051	12,900,874	11.76%	14.13%	0.93%
	2015		0.65%	2.75%	6.32	7.54	1,365,622	9,729,125	-27.68%	-26.14%	4.22%
	2014		0.65%	2.80%	8.67	10.20	1,160,090	11,263,973	-20.83%	-19.15%	0.27%
	2013		0.65%	2.75%	10.58	12.62	1,018,149	12,296,157	-16.86%	-15.27%	1.67%
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Institutional Class
	2017		0.40%	0.40%	6.43	6.43	5,141	33,086	1.99%	1.99%	11.28%
	2016		0.40%	0.40%	6.31	6.31	4,810	30,337	14.76%	14.76%	1.15%
	2015		0.40%	0.40%	5.50	5.50	5,175	28,443	-25.88%	-25.88%	1.79%
	2014	9/12/14	0.40%	0.40%	7.41	7.41	556	4,126	-16.96%	-16.96%	0.28%
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class
	2017		0.30%	1.65%	11.01	11.57	321,804	3,604,773	7.99%	9.46%	4.97%
	2016		0.30%	1.65%	10.20	10.35	285,943	2,951,008	11.38%	11.99%	4.71%
	2015		1.10%	1.65%	9.16	9.24	155,282	1,432,749	-3.94%	-3.41%	5.26%
	2014	7/8/14	1.10%	1.65%	9.53	9.56	87,196	833,472	-7.47%	-5.25%	2.55%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
PIMCO VIT Emerging Markets Bond Portfolio - Institutional Class
	2017		0.40%	0.40%	$11.63	$11.63	2,762	$32,120	9.62%	9.62%	5.24%
	2016		0.40%	0.40%	10.61	10.61	2,220	23,565	13.06%	13.06%	5.06%
	2015	5/11/15	0.40%	0.40%	9.39	9.39	697	6,547	-6.68%	-6.68%	3.63%
PIMCO VIT Unconstrained Bond Portfolio - Advisor Class
	2017		0.30%	1.65%	10.25	10.77	375,455	3,900,628	3.19%	4.59%	1.62%
	2016		0.30%	1.65%	9.93	10.08	351,061	3,522,085	2.92%	3.49%	1.51%
	2015		1.10%	1.65%	9.65	9.74	273,509	2,656,937	-3.39%	-2.86%	4.55%
	2014	7/18/14	0.30%	1.65%	9.99	10.08	55,732	558,170	-0.62%	0.23%	0.62%
PIMCO VIT Unconstrained Bond Portfolio - Institutional Class
	2017		0.40%	0.40%	10.82	10.82	3,798	41,114	4.75%	4.75%	1.87%
	2016		0.40%	0.40%	10.33	10.33	3,225	33,325	4.48%	4.48%	1.70%
	2015	1/9/15	0.40%	0.40%	9.89	9.89	2,234	22,095	-1.86%	-1.86%	4.23%
Putnam VT Absolute Return 500 Fund - Class IA
	2017	7/24/17	0.35%	0.35%	10.72	10.72	129	1,385	3.01%	3.01%	0.00%
	2016		0.00%	0.00%	—	—	—	—	0.00%	0.00%	2.39%
	2015	9/30/15	0.40%	0.40%	10.22	10.22	943	9,644	-0.20%	-0.20%	0.00%
Putnam VT Absolute Return 500 Fund - Class IB
	2017		0.10%	1.65%	10.38	10.59	276,983	2,925,608	5.23%	5.81%	0.00%
	2016		0.30%	1.65%	9.87	10.01	218,153	2,177,917	-0.95%	-0.40%	3.21%
	2015		1.10%	1.65%	9.99	10.05	239,428	2,402,565	-2.02%	-1.63%	0.05%
	2014	7/17/14	1.10%	1.50%	10.19	10.22	80,141	818,364	1.70%	2.31%	0.00%
Putnam VT Equity Income Fund - Class IB
	2017	5/12/17	1.40%	2.45%	20.53	24.84	55,697	1,218,866	11.45%	12.20%	0.00%
Putnam VT George Putnam Balanced Fund - Class IA
	2017	7/17/17	0.50%	0.50%	11.78	11.78	20,106	236,862	5.67%	5.67%	0.00%
Putnam VT George Putnam Balanced Fund - Class IB
	2017	1/12/17	0.30%	2.90%	11.43	11.77	1,224,855	14,206,850	0.60%	11.84%	0.65%
Putnam VT Global Health Care Fund - Class IA
	2017		0.35%	0.40%	10.27	10.27	12,688	132,917	15.14%	15.14%	0.20%
	2016		0.40%	0.40%	8.92	8.92	2,153	19,211	-11.50%	-11.50%	0.00%
	2015	8/20/15	0.40%	0.40%	10.08	10.08	1,939	19,563	-3.44%	-3.44%	0.00%
Putnam VT Global Health Care Fund - Class IB
	2017		0.10%	2.45%	9.97	29.29	1,009,021	13,542,660	12.79%	14.95%	0.51%
	2016		0.30%	2.20%	8.76	25.73	643,384	8,166,716	-13.28%	-11.62%	0.00%
	2015		0.30%	2.20%	23.67	29.41	610,533	9,761,142	5.44%	6.39%	0.00%
	2014		1.30%	2.65%	22.39	27.64	280,068	6,660,175	24.31%	25.99%	0.27%
	2013		1.30%	2.65%	17.89	21.94	214,575	4,055,822	37.97%	39.84%	1.22%
Putnam VT Growth & Income Fund - Class IB
	2017		0.00%	0.00%	—	—	—	—	0.00%	0.00%	2.06%
	2016		1.40%	2.45%	17.59	21.62	65,333	1,220,820	12.35%	13.42%	1.61%
	2015		1.30%	2.35%	15.59	19.24	74,485	1,229,146	-9.68%	-8.73%	1.90%
	2014		1.30%	2.35%	14.04	21.30	96,045	1,738,887	8.16%	9.30%	1.33%
	2013		1.30%	2.35%	12.97	19.70	105,381	1,744,914	32.53%	33.93%	1.56%
Putnam VT Income Fund - Class IB
	2017		0.10%	1.65%	9.96	10.32	609,805	6,139,023	3.87%	5.28%	3.64%
	2016		0.30%	1.65%	9.59	9.81	417,684	4,034,433	0.33%	1.69%	3.38%
	2015	6/23/15	0.30%	1.65%	9.56	9.64	214,052	2,051,661	-2.97%	-1.13%	0.00%
QS Variable Conservative Growth - Class II
	2017	6/26/17	0.30%	2.65%	10.62	10.78	90,766	970,818	2.28%	5.70%	5.25%
Rational Dividend Capture VA Fund
	2017		1.10%	2.20%	12.87	13.84	92,981	1,268,081	-3.73%	-2.68%	3.36%
	2016		1.10%	2.20%	13.37	14.22	98,442	1,382,651	4.64%	5.80%	4.43%
	2015		1.10%	2.20%	12.77	13.44	89,058	1,182,870	-5.17%	-4.11%	4.15%
	2014		1.10%	2.20%	13.47	14.02	100,138	1,389,923	7.76%	8.95%	5.21%
	2013		1.10%	2.20%	12.50	12.87	104,189	1,331,206	17.35%	18.65%	3.04%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
SEI VP Market Growth Strategy Fund - Class III
	2017		1.10%	1.65%	$11.22	$11.45	233,687	$2,647,538	11.90%	12.52%	1.58%
	2016		1.10%	1.65%	10.03	10.17	174,241	1,759,951	5.68%	6.26%	3.15%
	2015		1.10%	1.65%	9.55	9.58	83,604	797,918	-4.87%	-4.72%	1.43%
	2014	7/16/14	1.10%	1.25%	10.04	10.05	25,852	259,802	-1.91%	-0.84%	5.61%
SEI VP Market Plus Strategy Fund - Class III
	2017		0.30%	1.50%	11.89	12.42	170,795	2,054,693	16.59%	18.00%	1.42%
	2016		0.30%	1.50%	10.20	10.53	173,755	1,786,887	6.55%	7.83%	1.86%
	2015		0.30%	1.50%	9.61	9.76	150,117	1,444,007	-5.02%	-4.11%	0.96%
	2014	7/2/14	0.30%	1.25%	10.12	10.18	109,455	1,107,606	-2.30%	3.98%	8.11%
Templeton Foreign VIP Fund - Class 1
	2017		0.40%	0.40%	10.13	10.13	2,938	29,745	16.55%	16.55%	3.01%
	2016		0.40%	0.40%	8.69	8.69	2,393	20,789	7.06%	7.06%	1.98%
	2015		0.40%	0.40%	8.11	8.11	2,372	19,246	-6.68%	-6.68%	3.42%
	2014	9/25/14	0.40%	0.40%	8.70	8.70	2,307	20,057	-9.49%	-9.49%	0.00%
Templeton Foreign VIP Fund - Class 4
	2017		0.10%	1.65%	9.55	10.04	321,266	3,135,779	14.71%	16.27%	1.72%
	2016		0.30%	1.65%	8.33	8.63	306,726	2,583,212	5.34%	6.77%	1.50%
	2015		0.30%	1.65%	7.93	8.08	198,634	1,582,413	-8.04%	-6.93%	2.88%
	2014	7/11/14	0.30%	1.50%	8.62	8.69	81,880	707,406	-13.21%	-4.86%	0.00%
Templeton Global Bond VIP Fund - Class 1
	2017		0.35%	0.80%	9.84	9.98	233,204	2,376,982	1.34%	1.75%	0.00%
	2016		0.40%	0.80%	9.70	9.81	157,097	1,539,327	2.38%	2.80%	0.00%
	2015		0.40%	0.80%	9.54	9.54	163,072	1,555,040	-4.48%	-4.48%	7.78%
	2014	9/15/14	0.40%	0.40%	9.99	9.99	96,642	965,253	-1.71%	-1.71%	0.00%
Templeton Global Bond VIP Fund - Class 2
	2017		0.60%	3.15%	9.55	18.23	19,516,962	333,882,359	-1.24%	1.32%	0.00%
	2016		0.60%	3.15%	9.54	18.11	20,761,360	354,728,144	-0.25%	2.32%	0.00%
	2015		0.60%	3.15%	9.43	17.81	23,440,742	396,170,672	-7.27%	-4.88%	7.86%
	2014		0.60%	3.15%	10.46	18.85	25,988,750	467,006,812	-1.33%	1.17%	5.08%
	2013		0.65%	3.15%	10.60	18.74	29,046,516	521,571,310	-1.52%	0.97%	4.79%
Templeton Global Bond VIP Fund - Class 4
	2017		0.10%	1.65%	9.41	9.89	2,739,153	26,207,074	0.10%	1.46%	0.00%
	2016		0.30%	1.65%	9.40	9.74	1,888,622	17,954,067	1.19%	2.56%	0.00%
	2015		0.30%	1.65%	9.29	9.50	1,375,882	12,874,602	-5.96%	-4.68%	7.03%
	2014	6/30/14	0.30%	1.65%	9.88	9.97	398,338	3,945,389	-2.52%	-1.89%	0.00%
Templeton Growth VIP Fund - Class 2
	2017		1.10%	3.05%	11.81	23.58	1,534,741	30,053,571	14.94%	17.20%	1.63%
	2016		1.10%	3.05%	11.67	20.27	1,761,584	29,587,438	6.49%	8.42%	1.88%
	2015		1.10%	2.90%	10.95	18.83	1,979,364	30,914,559	-9.16%	-7.51%	2.62%
	2014		1.10%	2.90%	12.05	20.52	2,321,118	39,440,270	-5.60%	-3.88%	1.35%
	2013		1.10%	2.90%	12.56	21.51	2,795,534	49,561,031	27.15%	29.39%	2.67%
Transparent Value Directional Allocation VI Portfolio - Class I
	2015		0.40%	0.40%	9.67	9.67	3,434	33,213	-2.95%	-2.95%	0.00%
	2014	7/25/14	0.40%	0.40%	9.96	9.96	3,511	34,995	-3.23%	-3.23%	0.00%
Transparent Value Directional Allocation VI Portfolio - Class II
	2015		1.10%	1.65%	9.48	9.54	813,132	7,738,723	-4.21%	-3.82%	0.00%
	2014	7/11/14	1.10%	1.50%	9.89	9.92	1,117,078	11,078,510	-3.44%	6.83%	0.00%
VanEck VIP Global Hard Assets Fund - Class S Shares
	2017		0.30%	1.65%	6.66	7.00	532,159	3,604,212	-3.58%	-2.27%	0.00%
	2016		0.30%	1.65%	6.91	7.16	433,003	3,035,987	41.07%	42.98%	0.26%
	2015		0.30%	1.65%	4.90	5.01	251,082	1,241,231	-34.72%	-33.82%	0.02%
	2014	7/10/14	0.30%	1.65%	7.50	7.57	81,965	616,806	-28.81%	-22.40%	0.00%
VanEck VIP Global Hard Assets Fund - Initial Class Shares
	2017		0.35%	0.40%	7.04	7.04	49,305	383,603	-2.09%	-2.09%	0.00%
	2016		0.40%	0.40%	7.19	7.19	41,596	299,092	43.14%	43.14%	0.36%
	2015		0.40%	0.40%	5.02	5.02	45,049	226,309	-33.71%	-33.71%	0.02%
	2014	7/24/14	0.40%	0.80%	7.56	7.58	25,206	191,019	-29.20%	-24.78%	0.00%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares
	2017		0.10%	1.65%	$10.62	$11.15	1,255,777	$13,511,991	4.98%	6.40%	4.53%
	2016		0.30%	1.65%	10.11	10.48	1,016,832	10,380,554	7.50%	8.96%	4.56%
	2015		0.30%	1.65%	9.41	9.49	666,746	6,310,592	-2.87%	-2.34%	5.90%
	2014	7/2/14	1.10%	1.65%	9.69	9.72	138,168	1,341,749	-4.16%	-3.20%	6.12%
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class I Shares
	2017		0.35%	0.75%	11.22	11.22	111,639	1,213,760	6.57%	6.57%	6.18%
	2016		0.40%	0.40%	10.52	10.52	1,263	13,293	9.15%	9.15%	4.41%
	2015	6/25/15	0.40%	0.40%	9.64	9.64	1,263	12,189	-3.61%	-3.61%	2.92%
Virtus Rampart Equity Trend Series - Class A Shares
	2017		1.10%	1.65%	10.09	10.30	141,275	1,445,650	18.47%	19.12%	0.00%
	2016		1.10%	1.65%	8.52	8.64	138,067	1,188,526	-2.59%	-2.05%	0.00%
	2015		1.10%	1.65%	8.75	8.83	381,314	3,361,190	-10.81%	-10.32%	0.00%
	2014	7/15/14	0.30%	1.65%	9.81	9.89	267,587	2,631,015	-4.62%	2.50%	0.00%
Virtus Rampart Equity Trend Series - Class I Shares
	2017	4/4/17	0.40%	0.40%	10.66	10.66	5	51	14.72%	14.72%	0.00%
	2014	9/22/14	0.40%	0.40%	9.89	9.89	14,402	142,489	-3.90%	-3.90%	0.00%

(1)  Reflects less than a full year of activity. Funds were first received in this option on the commencement date noted or the option was inactive at the date funds were received thereby a succeeding commencement date is disclosed.

(2)  These amounts represent the annualized minimum and maximum contract expenses of the separate account, consisting primarily of mortality and expense charges, for only those subaccounts which contain investments as of the respective year end. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds have been excluded.

(3)  As the unit value is presented as a range of minimum to maximum values for only those subaccounts which existed for the entire year, some individual contract unit values may not be within the ranges presented as a result of partial year activity.

(4)  These amounts represent the total return, including changes in value of mutual funds, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values. The total return is not annualized. As the total return is presented as a range of minimum to maximum values, for only those subaccounts which existed for the entire year, some individual contract total returns may not be within the ranges presented as a result of partial year activity.

(5)  These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense guarantee charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. Investment income ratios are not annualized.

Note: Fee rate, unit value and total return minimum and maximum are the same where there is only one active contract level charge for the subaccount.

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

4. Purchases and Sales of Investments

The aggregate cost of investments purchased and the aggregate proceeds from investments sold were as follows for 2017:

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
AB VPS Global Thematic Growth Portfolio - Class B	$4,258,449	$5,552,453
AB VPS Growth and Income Portfolio - Class B	9,546	9,512
AB VPS International Value Portfolio - Class B	1,811	3,551
AB VPS Large Cap Growth Portfolio - Class B	1,126,250	2,540,887
AB VPS Small/Mid Cap Value Portfolio - Class A	101,489	55,811
AB VPS Small/Mid Cap Value Portfolio - Class B	26,779,855	20,454,747
ALPS/Alerian Energy Infrastructure Portfolio - Class I	364,144	49,041
ALPS/Alerian Energy Infrastructure Portfolio - Class III	2,593,341	2,260,539
ALPS/Red Rocks Listed Private Equity Portfolio - Class I	120,309	100,967
ALPS/Red Rocks Listed Private Equity Portfolio - Class III	3,582,166	1,108,361
ALPS/Stadion Core ETF Portfolio - Class I	160	3,156
ALPS/Stadion Core ETF Portfolio - Class III	5,748,026	1,007,933
ALPS/Stadion Tactical Growth Portfolio - Class III	1,362,964	893,960
American Century VP Balanced Fund - Class I	91,496	22,438
American Century VP Balanced Fund - Class II	34,668,963	5,219,028
American Century VP Inflation Protection Fund - Class II	49,932	51,568
American Century VP Large Company Value Fund - Class I	368,551	22,834
American Century VP Large Company Value Fund - Class II	3,890,551	266,563
American Funds Asset Allocation Fund - Class 1	5,171,133	1,708,126
American Funds Asset Allocation Fund - Class 1A	4,254,310	251,237
American Funds Asset Allocation Fund - Class 4	37,647,021	8,855,406
American Funds Blue Chip Income and Growth Fund - Class 1	1,422,333	690,059
American Funds Blue Chip Income and Growth Fund - Class 1A	599,363	14,942
American Funds Blue Chip Income and Growth Fund - Class 4	12,907,844	5,177,072
American Funds Bond Fund - Class 1	2,873,101	174,259
American Funds Bond Fund - Class 1A	1,348,056	271,764
American Funds Capital Income Builder® - Class 1	111,853	115,639
American Funds Capital Income Builder® - Class 1A	810,373	364,394
American Funds Capital Income Builder® - Class 4	10,451,891	4,883,793
American Funds Global Balanced Fund - Class 1	22,831	101,712
American Funds Global Balanced Fund - Class 1A	242,236	250
American Funds Global Bond Fund - Class 1	619,651	162,523
American Funds Global Bond Fund - Class 1A	63,854	124
American Funds Global Growth and Income Fund - Class 1	250,109	599,016
American Funds Global Growth and Income Fund - Class 1A	117,603	3,271
American Funds Global Growth Fund - Class 1	376,403	874,955
American Funds Global Growth Fund - Class 1A	1,776,328	125,104
American Funds Global Growth Fund - Class 2	17,068,206	51,626,442
American Funds Global Growth Fund - Class 4	16,897,795	1,631,896
American Funds Global Small Capitalization Fund - Class 1	100,776	96,120
American Funds Global Small Capitalization Fund - Class 1A	159,676	446
American Funds Global Small Capitalization Fund - Class 2	4,788,627	65,668,452
American Funds Global Small Capitalization Fund - Class 4	4,182,690	718,430
American Funds Growth Fund - Class 1	2,424,105	1,314,191
American Funds Growth Fund - Class 1A	2,774,290	92,871
American Funds Growth Fund - Class 2	157,565,282	250,825,822
American Funds Growth Fund - Class 4	45,227,285	3,129,452
American Funds Growth-Income Fund - Class 1	2,074,647	497,359
American Funds Growth-Income Fund - Class 1A	2,099,600	22,954
American Funds Growth-Income Fund - Class 2	151,673,300	292,653,723
American Funds Growth-Income Fund - Class 4	30,759,183	2,450,199
American Funds High-Income Bond Fund - Class 1	568,578	142,874
American Funds High-Income Bond Fund - Class 1A	400,164	6,779
American Funds International Fund - Class 1	1,963,966	545,331
American Funds International Fund - Class 1A	1,648,038	118,414
American Funds International Fund - Class 2	21,032,198	116,362,836
American Funds International Fund - Class 4	13,765,035	2,521,703

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

4. Purchases and Sales of Investments (continued)

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
American Funds International Growth and Income Fund - Class 1	$318,650	$327,630
American Funds International Growth and Income Fund - Class 1A	655,770	1,208
American Funds Managed Risk Asset Allocation Fund - Class P1	748,312	1,134,822
American Funds Managed Risk Asset Allocation Fund - Class P2	31,542,543	4,880,107
American Funds Managed Risk Blue Chip Income and Growth Fund - Class P1	61,932	136,465
American Funds Managed Risk Growth Fund - Class P1	87,684	133,007
American Funds Managed Risk Growth-Income Fund - Class P1	73,528	74,458
American Funds Managed Risk International Fund - Class P1	130,650	166,529
American Funds Mortgage Fund - Class 1	57,583	10,162
American Funds Mortgage Fund - Class 1A	100,710	5,711
American Funds Mortgage Fund - Class 4	2,798,924	2,301,960
American Funds New World Fund® - Class 1	828,699	544,449
American Funds New World Fund® - Class 1A	625,070	13,005
American Funds New World Fund® - Class 4	7,415,639	2,414,682
American Funds U.S. Government/AAA-Rated Securities Fund - Class 1	16,351	76,589
American Funds U.S. Government/AAA-Rated Securities Fund - Class 1A	1,007,827	713,629
BlackRock Global Allocation V.I. Fund - Class I	984,666	188,516
BlackRock Global Allocation V.I. Fund - Class III	39,534,513	130,306,783
BlackRock iShares® Alternative Strategies V.I. Fund - Class I	4,867	187
BlackRock iShares® Alternative Strategies V.I. Fund - Class III	1,198,036	415,895
ClearBridge Variable Aggressive Growth Portfolio - Class I	130,801	35,824
ClearBridge Variable Aggressive Growth Portfolio - Class II	4,631,959	2,961,385
ClearBridge Variable Large Cap Growth Portfolio - Class I	326,616	905
ClearBridge Variable Large Cap Growth Portfolio - Class II	13,838,429	411,888
ClearBridge Variable Mid Cap Portfolio - Class I	229,959	30,801
ClearBridge Variable Mid Cap Portfolio - Class II	11,044,893	2,704,087
Columbia VP Commodity Strategy Fund - Class 1	164,104	2,127
Columbia VP Commodity Strategy Fund - Class 2	494,415	18,214
Columbia VP Emerging Markets Bond Fund - Class 1	375,350	116,954
Columbia VP Emerging Markets Bond Fund - Class 2	1,245,677	91,295
Columbia VP Strategic Income Fund - Class 1	43,099	43,310
Columbia VP Strategic Income Fund - Class 2	3,081,702	177,510
Delaware VIP® Diversified Income Series - Service Class	232,685,287	25,682,720
Delaware VIP® Diversified Income Series - Standard Class	2,778,320	894,882
Delaware VIP® Emerging Markets Series - Service Class	15,270,661	54,832,054
Delaware VIP® Emerging Markets Series - Standard Class	322,771	159,182
Delaware VIP® High Yield Series - Service Class	13,114,975	26,074,734
Delaware VIP® High Yield Series - Standard Class	2,714,079	5,214,006
Delaware VIP® International Value Equity Series - Standard Class	2,302	29,046
Delaware VIP® Limited-Term Diversified Income Series - Service Class	63,741,271	77,527,921
Delaware VIP® Limited-Term Diversified Income Series - Standard Class	449,775	119,780
Delaware VIP® REIT Series - Service Class	31,599,170	25,647,365
Delaware VIP® REIT Series - Standard Class	749,255	631,698
Delaware VIP® Small Cap Value Series - Service Class	46,771,612	39,143,698
Delaware VIP® Small Cap Value Series - Standard Class	518,044	1,160,818
Delaware VIP® Smid Cap Core Series - Service Class	21,547,229	27,540,134
Delaware VIP® Smid Cap Core Series - Standard Class	344,951	1,196,650
Delaware VIP® U.S. Growth Series - Service Class	4,251,209	61,555,208
Delaware VIP® U.S. Growth Series - Standard Class	113,936	116,555
Delaware VIP® Value Series - Service Class	27,358,986	50,097,810
Delaware VIP® Value Series - Standard Class	1,135,477	1,740,552
Deutsche Alternative Asset Allocation VIP Portfolio - Class A	354,636	166,937
Deutsche Alternative Asset Allocation VIP Portfolio - Class B	5,755,980	6,860,564
Deutsche Equity 500 Index VIP Portfolio - Class A	654,670	1,584,324
Deutsche Small Cap Index VIP Portfolio - Class A	493,371	786,065
Eaton Vance VT Floating-Rate Income Fund - ADV Class	1,420,904	107,396
Eaton Vance VT Floating-Rate Income Fund - Initial Class	10,553,771	4,797,881
Fidelity® VIP Contrafund® Portfolio - Initial Class	364,781	165,305
Fidelity® VIP Contrafund® Portfolio - Service Class 2	84,259,547	110,105,805
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2	6,506,172	718,646
Fidelity® VIP Growth Portfolio - Initial Class	804,229	838,643

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

4. Purchases and Sales of Investments (continued)

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
Fidelity® VIP Growth Portfolio - Service Class 2	$45,487,987	$27,855,213
Fidelity® VIP Mid Cap Portfolio - Initial Class	804,439	266,873
Fidelity® VIP Mid Cap Portfolio - Service Class 2	53,075,072	63,379,454
Fidelity® VIP Overseas Portfolio - Service Class 2	9,034	9,031
Fidelity® VIP Strategic Income Portfolio - Initial Class	238,663	109,550
Fidelity® VIP Strategic Income Portfolio - Service Class 2	9,733,603	2,343,315
First Trust Dorsey Wright Tactical Core Portfolio - Class I	2,676,393	429,412
First Trust Multi Income Allocation Portfolio - Class I	1,406,485	1,061,735
First Trust Multi Income Allocation Portfolio - Class II	1,406	3,336
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I	70,225,942	3,252,872
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class II	190,701	310
Franklin Founding Funds Allocation VIP Fund - Class 4	2,287,659	456,743
Franklin Income VIP Fund - Class 1	65,041	14,134
Franklin Income VIP Fund - Class 2	39,552,312	72,304,975
Franklin Income VIP Fund - Class 4	27,698,706	2,906,955
Franklin Mutual Shares VIP Fund - Class 1	247,108	32,317
Franklin Mutual Shares VIP Fund - Class 2	56,323,655	73,500,682
Franklin Mutual Shares VIP Fund - Class 4	11,680,397	732,720
Franklin Rising Dividends VIP Fund - Class 1	114,027	158,480
Franklin Rising Dividends VIP Fund - Class 4	5,974,968	2,045,576
Franklin Small Cap Value VIP Fund - Class 1	259,151	45,167
Franklin Small Cap Value VIP Fund - Class 4	2,722,651	1,682,450
Franklin Small-Mid Cap Growth VIP Fund - Class 1	111,531	97,743
Franklin Small-Mid Cap Growth VIP Fund - Class 4	2,580,223	754,384
Goldman Sachs VIT Government Money Market Fund - Institutional Shares	1,336,702	2,331,943
Goldman Sachs VIT Government Money Market Fund - Service Shares	8,240,510	20,602,071
Goldman Sachs VIT Large Cap Value Fund - Service Shares	30,217,351	13,784,645
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares	273,904	460,331
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Institutional Shares	55,402	5,994
Goldman Sachs VIT Strategic Income Fund - Advisor Shares	1,260,326	1,288,196
Goldman Sachs VIT Strategic Income Fund - Institutional Shares	243	1,543
Guggenheim VT Long Short Equity	1,614,199	688,399
Guggenheim VT Multi-Hedge Strategies	1,221,787	863,617
Hartford Capital Appreciation HLS Fund - Class IA	34,006	29,065
Hartford Capital Appreciation HLS Fund - Class IC	3,064,145	1,287,412
Invesco V.I. American Franchise Fund - Series I Shares	274,169	451,637
Invesco V.I. American Franchise Fund - Series II Shares	126,118	111,806
Invesco V.I. Balanced-Risk Allocation Fund - Series I Shares	592,495	21,238
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	4,720,116	2,218,996
Invesco V.I. Comstock Fund - Series I Shares	64,328	81,646
Invesco V.I. Comstock Fund - Series II Shares	1,708,607	457,657
Invesco V.I. Core Equity Fund - Series I Shares	404,112	1,150,562
Invesco V.I. Core Equity Fund - Series II Shares	132,036	359,496
Invesco V.I. Diversified Dividend Fund - Series I Shares	108,925	36,864
Invesco V.I. Diversified Dividend Fund - Series II Shares	6,008,453	2,986,941
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I Shares	173,939	139,964
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares	57,746,268	4,140,108
Invesco V.I. Equity and Income Fund - Series I Shares	46,526	20,285
Invesco V.I. Equity and Income Fund - Series II Shares	8,314,546	910,797
Invesco V.I. International Growth Fund - Series I Shares	319,891	370,887
Invesco V.I. International Growth Fund - Series II Shares	14,449,249	3,628,912
Ivy VIP Asset Strategy Portfolio	832,479	1,758,761
Ivy VIP Energy Portfolio	3,659,536	3,501,204
Ivy VIP High Income Portfolio	8,985,548	2,949,060
Ivy VIP High Income Portfolio - Class I	110,572	5,148
Ivy VIP Micro Cap Growth Portfolio	1,898,507	1,256,033
Ivy VIP Micro Cap Growth Portfolio - Class I	103,236	96
Ivy VIP Mid Cap Growth Portfolio	2,482,791	447,831
Ivy VIP Mid Cap Growth Portfolio - Class I	370,325	8,440
Ivy VIP Science and Technology Portfolio	8,442,407	1,395,684
Ivy VIP Science and Technology Portfolio - Class I	185,742	28,929

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

4. Purchases and Sales of Investments (continued)

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
Janus Henderson Balanced Portfolio - Service Shares	$1,039,146	$2,326,833
Janus Henderson Enterprise Portfolio - Service Shares	794,338	1,331,686
Janus Henderson Global Research Portfolio - Service Shares	15,905	182,407
JPMorgan Insurance Trust Core Bond Portfolio - Class 1	889,380	60,247
JPMorgan Insurance Trust Core Bond Portfolio - Class 2	47,641,250	660,823
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2	2,762,488	850,622
JPMorgan Insurance Trust Income Builder Portfolio - Class 1	55,345	394
JPMorgan Insurance Trust Income Builder Portfolio - Class 2	1,035,691	231,012
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio - Class 1	51,987	211,355
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio - Class 2	2,001,828	11,841,001
Lincoln iShares® Global Growth Allocation Fund - Standard Class	602,708	96,514
Lincoln iShares® U.S. Moderate Allocation Fund - Standard Class	763,592	16,126
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC	10,262,826	2,339,820
Lord Abbett Series Fund Developing Growth Portfolio - Class VC	2,206,643	846,930
Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC	1,716,964	1,722,800
Lord Abbett Series Fund Short Duration Income Portfolio - Class VC	13,234,156	6,440,484
LVIP American Balanced Allocation Fund - Service Class	22,494,912	3,370,010
LVIP American Balanced Allocation Fund - Standard Class	1,885,664	903,566
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class	84,433,149	17,564,545
LVIP American Global Balanced Allocation Managed Risk Fund - Service Class	5,199,634	3,856,597
LVIP American Global Balanced Allocation Managed Risk Fund - Standard Class	15,106	14,080
LVIP American Global Growth Allocation Managed Risk Fund - Service Class	10,232,099	10,442,119
LVIP American Global Growth Allocation Managed Risk Fund - Standard Class	7,008	325,827
LVIP American Global Growth Fund - Service Class II	48,997,046	6,112,067
LVIP American Global Small Capitalization Fund - Service Class II	14,815,824	8,105,343
LVIP American Growth Allocation Fund - Service Class	12,380,460	2,195,852
LVIP American Growth Allocation Fund - Standard Class	566,794	1,496,974
LVIP American Growth Fund - Service Class II	127,486,942	8,454,969
LVIP American Growth-Income Fund - Service Class II	124,340,266	5,461,854
LVIP American Income Allocation Fund - Standard Class	26,908	5,550
LVIP American International Fund - Service Class II	37,996,574	11,243,969
LVIP American Preservation Fund - Service Class	2,262,960	2,260,898
LVIP American Preservation Fund - Standard Class	18,002	8,336
LVIP Baron Growth Opportunities Fund - Service Class	23,282,500	20,787,401
LVIP Baron Growth Opportunities Fund - Standard Class	117,273	75,246
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class	81,963,720	42,450,987
LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class	133,250	21,976
LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Service Class	34,294,009	101,523,181
LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Standard Class	2,995	5,401
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class	116,359,618	1,357,923
LVIP BlackRock Inflation Protected Bond Fund - Service Class	76,896,543	37,944,996
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	1,180,987	63,260
LVIP BlackRock Multi-Asset Income Fund - Service Class	2,661,117	1,060,770
LVIP BlackRock Multi-Asset Income Fund - Standard Class	21,306	68,659
LVIP BlackRock Scientific Allocation Fund - Service Class	2,076,310	332,669
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class	109,629,242	10,573,984
LVIP Blended Core Equity Managed Volatility Fund - Service Class	25,932,587	19,052,216
LVIP Blended Core Equity Managed Volatility Fund - Standard Class	1,040	7,254
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class	70,446,866	31,121,042
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	206,869	526,489
LVIP Blended Mid Cap Managed Volatility Fund - Service Class	14,663,359	52,416,357
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	72,243	85,392
LVIP Clarion Global Real Estate Fund - Service Class	10,308,007	11,162,293
LVIP Clarion Global Real Estate Fund - Standard Class	276,990	9,007
LVIP ClearBridge Large Cap Managed Volatility Fund - Service Class	30,058,272	3,728,166
LVIP Delaware Bond Fund - Service Class	354,087,770	53,781,522
LVIP Delaware Bond Fund - Standard Class	5,199,575	14,427,637
LVIP Delaware Diversified Floating Rate Fund - Service Class	89,708,531	32,285,736
LVIP Delaware Diversified Floating Rate Fund - Standard Class	1,327,002	734,150
LVIP Delaware Social Awareness Fund - Service Class	9,171,245	10,603,657
LVIP Delaware Social Awareness Fund - Standard Class	990,400	1,358,750

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

4. Purchases and Sales of Investments (continued)

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
LVIP Delaware Special Opportunities Fund - Service Class	$21,143,997	$6,528,416
LVIP Delaware Wealth Builder Fund - Service Class	4,729,097	5,204,684
LVIP Delaware Wealth Builder Fund - Standard Class	563,763	561,937
LVIP Dimensional International Core Equity Fund - Service Class	27,774,524	1,392,274
LVIP Dimensional International Core Equity Fund - Standard Class	1,923,946	405,928
LVIP Dimensional International Equity Managed Volatility Fund - Service Class	59,754,848	17,051,070
LVIP Dimensional International Equity Managed Volatility Fund - Standard Class	137,885	309,293
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class	34,383,493	8,810,242
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	3,218,340	1,164,483
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class	23,969,470	6,542,386
LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class	2,055,547	449,306
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class	102,607,843	24,830,661
LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class	281,722	1,834,684
LVIP Dimensional/Vanguard Total Bond Fund - Service Class	107,826,054	14,459,522
LVIP Dimensional/Vanguard Total Bond Fund - Standard Class	4,665,217	1,696,558
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class	40,820,524	62,953,475
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class	5,945,622	957,351
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Standard Class	13,716	—
LVIP Franklin Templeton Value Managed Volatility Fund - Service Class	47,685,366	16,412,724
LVIP Franklin Templeton Value Managed Volatility Fund - Standard Class	476	12
LVIP Global Conservative Allocation Managed Risk Fund - Service Class	40,153,684	193,905,323
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	6,256	4,509
LVIP Global Growth Allocation Managed Risk Fund - Service Class	268,401,287	825,761,679
LVIP Global Growth Allocation Managed Risk Fund - Standard Class	2,752,795	171,572
LVIP Global Income Fund - Service Class	52,938,170	21,292,211
LVIP Global Income Fund - Standard Class	124,328	47,847
LVIP Global Moderate Allocation Managed Risk Fund - Service Class	204,195,334	707,337,057
LVIP Global Moderate Allocation Managed Risk Fund - Standard Class	333,757	50,708
LVIP Goldman Sachs Income Builder Fund - Service Class	6,329,632	952,052
LVIP Goldman Sachs Income Builder Fund - Standard Class	23,841	8,642
LVIP Government Money Market Fund - Service Class	122,307,218	131,906,603
LVIP Government Money Market Fund - Standard Class	16,295,981	19,808,188
LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Service Class	49,159,636	13,454,210
LVIP Invesco Select Equity Managed Volatility Fund - Service Class	7,988,939	14,136,443
LVIP Invesco Select Equity Managed Volatility Fund - Standard Class	1,851	6,796
LVIP JPMorgan High Yield Fund - Service Class	38,036,662	29,156,101
LVIP JPMorgan High Yield Fund - Standard Class	237,330	63,106
LVIP JPMorgan Retirement Income Fund - Service Class	1,598,349	43,198
LVIP JPMorgan Retirement Income Fund - Standard Class	788,446	872
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class	48,202,998	30,779,002
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	177,955	176,485
LVIP Managed Risk Profile 2010 Fund - Service Class	1,468,947	1,135,510
LVIP Managed Risk Profile 2020 Fund - Service Class	569,874	1,399,803
LVIP Managed Risk Profile 2030 Fund - Service Class	555,252	892,038
LVIP Managed Risk Profile 2040 Fund - Service Class	1,468,097	1,117,596
LVIP MFS International Equity Managed Volatility Fund - Service Class	52,060,959	15,252,230
LVIP MFS International Growth Fund - Service Class	13,480,733	20,481,027
LVIP MFS International Growth Fund - Standard Class	82,369	113,445
LVIP MFS Value Fund - Service Class	54,264,204	69,415,842
LVIP MFS Value Fund - Standard Class	1,477,531	64,620
LVIP Mondrian International Value Fund - Service Class	15,416,492	48,678,710
LVIP Mondrian International Value Fund - Standard Class	626,636	2,056,632
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class	12,744,075	3,407,489
LVIP Multi-Manager Global Equity Managed Volatility Fund - Standard Class	4,567	1,755
LVIP PIMCO Low Duration Bond Fund - Service Class	84,677,543	36,402,283
LVIP PIMCO Low Duration Bond Fund - Standard Class	2,616,167	639,023
LVIP Select Core Equity Managed Volatility Fund - Service Class	18,413,061	58,728,088
LVIP Select Core Equity Managed Volatility Fund - Standard Class	4,057	97,906
LVIP SSGA Bond Index Fund - Service Class	72,433,016	60,857,402
LVIP SSGA Bond Index Fund - Standard Class	1,602,872	84,182
LVIP SSGA Conservative Index Allocation Fund - Service Class	8,478,503	10,516,706

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

4. Purchases and Sales of Investments (continued)

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
LVIP SSGA Conservative Structured Allocation Fund - Service Class	$15,782,169	$21,895,337
LVIP SSGA Conservative Structured Allocation Fund - Standard Class	117,150	58,831
LVIP SSGA Developed International 150 Fund - Service Class	20,957,790	19,670,498
LVIP SSGA Developed International 150 Fund - Standard Class	196,861	96,343
LVIP SSGA Emerging Markets 100 Fund - Service Class	19,569,995	26,860,833
LVIP SSGA Emerging Markets 100 Fund - Standard Class	1,031,432	339,363
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class	47,501,015	92,179,322
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class	176,388	27,026
LVIP SSGA International Index Fund - Service Class	23,129,396	38,385,489
LVIP SSGA International Index Fund - Standard Class	1,978,763	665,682
LVIP SSGA International Managed Volatility Fund - Service Class	20,418,039	47,158,485
LVIP SSGA International Managed Volatility Fund - Standard Class	37,131	54,073
LVIP SSGA Large Cap 100 Fund - Service Class	74,574,005	34,860,823
LVIP SSGA Large Cap 100 Fund - Standard Class	1,116,780	429,581
LVIP SSGA Large Cap Managed Volatility Fund - Service Class	67,662,157	15,165,120
LVIP SSGA Large Cap Managed Volatility Fund - Standard Class	628	1,861
LVIP SSGA Mid-Cap Index Fund - Service Class	32,714,888	1,322,847
LVIP SSGA Mid-Cap Index Fund - Standard Class	1,278,051	122,145
LVIP SSGA Moderate Index Allocation Fund - Service Class	25,078,700	21,965,558
LVIP SSGA Moderate Index Allocation Fund - Standard Class	185,952	156,624
LVIP SSGA Moderate Structured Allocation Fund - Service Class	60,563,809	75,025,187
LVIP SSGA Moderate Structured Allocation Fund - Standard Class	40,801	52,339
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class	20,428,796	16,805,231
LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class	281,879	359
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class	50,748,751	42,041,909
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Standard Class	1,689,671	29,111
LVIP SSGA S&P 500 Index Fund - Service Class	96,828,162	75,657,030
LVIP SSGA S&P 500 Index Fund - Standard Class	7,125,362	6,048,099
LVIP SSGA Small-Cap Index Fund - Service Class	34,682,809	27,343,263
LVIP SSGA Small-Cap Index Fund - Standard Class	3,272,111	354,380
LVIP SSGA Small-Mid Cap 200 Fund - Service Class	32,880,639	16,428,488
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	1,708,106	370,443
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class	71,274,297	12,095,309
LVIP SSGA SMID Cap Managed Volatility Fund - Standard Class	5,421	56,248
LVIP T. Rowe Price Growth Stock Fund - Service Class	30,271,192	32,033,365
LVIP T. Rowe Price Growth Stock Fund - Standard Class	672,340	159,778
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class	30,178,634	9,046,284
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	1,135,671	714,903
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class	258,252,100	19,068,144
LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class	929	3,190
LVIP Vanguard Domestic Equity ETF Fund - Service Class	51,862,464	16,114,952
LVIP Vanguard Domestic Equity ETF Fund - Standard Class	698,318	95,445
LVIP Vanguard International Equity ETF Fund - Service Class	41,392,984	6,390,148
LVIP Vanguard International Equity ETF Fund - Standard Class	906,376	300,979
LVIP Wellington Capital Growth Fund - Service Class	23,576,104	55,542,151
LVIP Wellington Capital Growth Fund - Standard Class	187,378	129,221
LVIP Wellington Mid-Cap Value Fund - Service Class	13,674,332	9,830,667
LVIP Wellington Mid-Cap Value Fund - Standard Class	91,458	34,334
LVIP Western Asset Core Bond Fund - Service Class	38,985,698	643,359
LVIP Western Asset Core Bond Fund - Standard Class	628,258	1,869
MFS® VIT Growth Series - Initial Class	733,042	988,062
MFS® VIT Growth Series - Service Class	16,186,237	10,234,485
MFS® VIT Total Return Series - Initial Class	549,642	1,991,980
MFS® VIT Total Return Series - Service Class	41,689,492	5,427,212
MFS® VIT Utilities Series - Initial Class	461,890	1,329,778
MFS® VIT Utilities Series - Service Class	13,284,609	33,194,848
MFS® VIT II Core Equity Portfolio - Service Class	176,085	243,519
MFS® VIT II International Value Portfolio - Initial Class	690,386	105,225
MFS® VIT II International Value Portfolio - Service Class	10,959,365	2,701,044
Morgan Stanley VIF Global Infrastructure Portfolio - Class I	252,723	38,078
Morgan Stanley VIF Global Infrastructure Portfolio - Class II	2,534,102	1,847,580

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

4. Purchases and Sales of Investments (continued)

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
Morgan Stanley VIF Growth Portfolio - Class II	$868,317	$588,556
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	804,394	5,561,320
Oppenheimer Global Fund/VA Service Shares	459,741	1,745,715
Oppenheimer International Growth Fund/VA Non-Service Shares	803,577	37,409
Oppenheimer International Growth Fund/VA Service Shares	4,901,482	1,993,197
Oppenheimer Main Street Small Cap Fund®/VA Non-Service Shares	149,804	64,966
Oppenheimer Main Street Small Cap Fund®/VA Service Shares	3,223,356	1,229,778
PIMCO VIT All Asset All Authority Portfolio - Advisor Class	1,656,899	296,039
PIMCO VIT All Asset All Authority Portfolio - Institutional Class	11,882	2,154
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class	5,227,007	4,396,975
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Institutional Class	5,510	128
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class	1,593,054	1,042,509
PIMCO VIT Emerging Markets Bond Portfolio - Institutional Class	78,821	71,523
PIMCO VIT Unconstrained Bond Portfolio - Advisor Class	908,659	651,471
PIMCO VIT Unconstrained Bond Portfolio - Institutional Class	6,624	23
Putnam VT Absolute Return 500 Fund - Class IA	1,345	2
Putnam VT Absolute Return 500 Fund - Class IB	962,254	379,412
Putnam VT Equity Income Fund - Class IB	1,277,319	203,619
Putnam VT George Putnam Balanced Fund - Class IA	232,340	584
Putnam VT George Putnam Balanced Fund - Class IB	14,499,296	1,232,943
Putnam VT Global Health Care Fund - Class IA	178,200	68,930
Putnam VT Global Health Care Fund - Class IB	8,501,670	3,802,260
Putnam VT Growth & Income Fund - Class IB	202,843	1,319,611
Putnam VT Income Fund - Class IB	2,448,810	412,518
QS Variable Conservative Growth - Class II	1,083,716	15,916
Rational Dividend Capture VA Fund	152,334	205,362
SEI VP Market Growth Strategy Fund - Class III	1,915,073	1,274,436
SEI VP Market Plus Strategy Fund - Class III	89,138	112,086
Templeton Foreign VIP Fund - Class 1	6,587	691
Templeton Foreign VIP Fund - Class 4	898,291	669,390
Templeton Global Bond VIP Fund - Class 1	1,143,364	319,726
Templeton Global Bond VIP Fund - Class 2	9,055,061	36,076,593
Templeton Global Bond VIP Fund - Class 4	9,429,857	1,335,981
Templeton Growth VIP Fund - Class 2	2,641,523	6,751,223
VanEck VIP Global Hard Assets Fund - Class S Shares	1,872,534	1,191,636
VanEck VIP Global Hard Assets Fund - Initial Class Shares	167,864	86,357
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares	3,919,854	1,005,637
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class I Shares	1,454,443	245,939
Virtus Rampart Equity Trend Series - Class A Shares	144,290	94,364
Virtus Rampart Equity Trend Series - Class I Shares	45	—

5. Investments

The following is a summary of investments owned at December 31, 2017:

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
AB VPS Global Thematic Growth Portfolio - Class B	1,086,905	$29.25	$31,791,974	$22,706,338
AB VPS International Value Portfolio - Class B	76	16.15	1,232	1,137
AB VPS Large Cap Growth Portfolio - Class B	190,457	53.70	10,227,533	7,783,089
AB VPS Small/Mid Cap Value Portfolio - Class A	21,162	21.68	458,783	405,745
AB VPS Small/Mid Cap Value Portfolio - Class B	9,897,366	21.48	212,595,435	183,514,838
ALPS/Alerian Energy Infrastructure Portfolio - Class I	57,192	9.55	546,186	571,204
ALPS/Alerian Energy Infrastructure Portfolio - Class III	594,890	9.53	5,669,303	5,657,650
ALPS/Red Rocks Listed Private Equity Portfolio - Class I	4,224	12.90	54,487	49,924
ALPS/Red Rocks Listed Private Equity Portfolio - Class III	685,822	13.50	9,258,599	7,901,486
ALPS/Stadion Core ETF Portfolio - Class I	5,064	11.83	59,908	51,678
ALPS/Stadion Core ETF Portfolio - Class III	830,782	12.09	10,044,151	9,110,372
ALPS/Stadion Tactical Growth Portfolio - Class III	428,637	11.59	4,967,899	4,297,478

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

5. Investments (continued)

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
American Century VP Balanced Fund - Class I	9,520	$7.53	$71,689	$69,180
American Century VP Balanced Fund - Class II	6,673,814	7.53	50,253,819	48,119,934
American Century VP Inflation Protection Fund - Class II	2,528	10.21	25,808	26,318
American Century VP Large Company Value Fund - Class I	22,354	15.77	352,524	346,130
American Century VP Large Company Value Fund - Class II	235,054	16.00	3,760,866	3,632,775
American Funds Asset Allocation Fund - Class 1	795,058	23.71	18,850,822	17,231,537
American Funds Asset Allocation Fund - Class 1A	172,855	23.69	4,094,939	4,007,323
American Funds Asset Allocation Fund - Class 4	5,362,700	23.40	125,487,181	115,642,307
American Funds Blue Chip Income and Growth Fund - Class 1	300,145	14.96	4,490,177	4,014,960
American Funds Blue Chip Income and Growth Fund - Class 1A	41,417	14.94	618,777	584,535
American Funds Blue Chip Income and Growth Fund - Class 4	2,023,685	14.77	29,889,830	27,444,307
American Funds Bond Fund - Class 1	587,262	10.82	6,354,179	6,431,597
American Funds Bond Fund - Class 1A	98,324	10.80	1,061,900	1,073,938
American Funds Capital Income Builder® - Class 1	96,526	10.40	1,003,868	931,986
American Funds Capital Income Builder® - Class 1A	43,751	10.39	454,571	446,352
American Funds Capital Income Builder® - Class 4	3,357,475	10.38	34,850,589	32,882,218
American Funds Global Balanced Fund - Class 1	43,624	12.75	556,205	492,530
American Funds Global Balanced Fund - Class 1A	18,752	12.74	238,904	241,988
American Funds Global Bond Fund - Class 1	238,052	11.88	2,828,055	2,799,025
American Funds Global Bond Fund - Class 1A	5,393	11.87	64,019	63,732
American Funds Global Growth and Income Fund - Class 1	89,530	15.81	1,415,463	1,180,687
American Funds Global Growth and Income Fund - Class 1A	7,550	15.81	119,373	114,498
American Funds Global Growth Fund - Class 1	73,118	30.51	2,230,836	1,989,198
American Funds Global Growth Fund - Class 1A	56,777	30.46	1,729,428	1,654,141
American Funds Global Growth Fund - Class 2	10,207,424	30.24	308,672,518	241,107,811
American Funds Global Growth Fund - Class 4	1,250,172	30.13	37,667,688	33,577,791
American Funds Global Small Capitalization Fund - Class 1	57,034	25.38	1,447,519	1,292,492
American Funds Global Small Capitalization Fund - Class 1A	7,163	25.36	181,654	159,266
American Funds Global Small Capitalization Fund - Class 2	16,495,860	24.72	407,777,664	333,899,807
American Funds Global Small Capitalization Fund - Class 4	405,453	24.91	10,099,844	9,333,446
American Funds Growth Fund - Class 1	136,268	77.85	10,608,494	9,689,590
American Funds Growth Fund - Class 1A	36,062	77.74	2,803,489	2,682,374
American Funds Growth Fund - Class 2	19,328,742	77.35	1,495,078,161	1,159,370,427
American Funds Growth Fund - Class 4	1,371,020	76.56	104,965,253	95,646,166
American Funds Growth-Income Fund - Class 1	132,435	50.22	6,650,910	6,213,779
American Funds Growth-Income Fund - Class 1A	43,035	50.15	2,158,202	2,077,809
American Funds Growth-Income Fund - Class 2	39,299,081	49.71	1,953,557,336	1,549,100,584
American Funds Growth-Income Fund - Class 4	1,401,917	49.31	69,128,536	64,758,801
American Funds High-Income Bond Fund - Class 1	169,837	10.19	1,730,644	1,802,222
American Funds High-Income Bond Fund - Class 1A	38,054	10.18	387,389	393,444
American Funds International Fund - Class 1	285,268	21.71	6,193,159	5,402,017
American Funds International Fund - Class 1A	74,968	21.67	1,624,555	1,535,011
American Funds International Fund - Class 2	32,669,467	21.63	706,640,566	588,364,265
American Funds International Fund - Class 4	1,492,091	21.42	31,960,600	28,588,383
American Funds International Growth and Income Fund - Class 1	98,207	17.72	1,740,232	1,640,638
American Funds International Growth and Income Fund - Class 1A	37,508	17.70	663,897	654,587
American Funds Managed Risk Asset Allocation Fund - Class P1	65,005	13.59	883,412	850,662
American Funds Managed Risk Asset Allocation Fund - Class P2	7,807,022	13.55	105,785,147	95,090,690
American Funds Managed Risk Blue Chip Income and Growth Fund - Class P1	6,474	13.04	84,417	73,700
American Funds Managed Risk Growth Fund - Class P1	7,966	13.22	105,312	87,227
American Funds Managed Risk Growth-Income Fund - Class P1	2,065	12.66	26,142	24,197
American Funds Managed Risk International Fund - Class P1	1,409	11.25	15,846	14,852
American Funds Mortgage Fund - Class 1	39,878	10.47	417,527	425,044
American Funds Mortgage Fund - Class 1A	8,961	10.46	93,728	95,018
American Funds Mortgage Fund - Class 4	488,248	10.38	5,068,017	5,178,892
American Funds New World Fund® - Class 1	164,628	25.30	4,165,079	3,522,906
American Funds New World Fund® - Class 1A	25,722	25.25	649,475	612,534
American Funds New World Fund® - Class 4	964,503	24.99	24,102,936	19,994,645
American Funds U.S. Government/AAA-Rated Securities Fund - Class 1	15,544	12.08	187,775	192,945
American Funds U.S. Government/AAA-Rated Securities Fund - Class 1A	24,254	12.08	292,991	294,397
BlackRock Global Allocation V.I. Fund - Class I	287,715	17.26	4,965,963	4,695,625

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

5. Investments (continued)

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
BlackRock Global Allocation V.I. Fund - Class III	77,282,882	$14.84	$1,146,877,979	$1,094,403,432
BlackRock iShares® Alternative Strategies V.I. Fund - Class I	1,343	11.14	14,959	14,065
BlackRock iShares® Alternative Strategies V.I. Fund - Class III	400,504	11.10	4,445,593	4,281,184
ClearBridge Variable Aggressive Growth Portfolio - Class I	11,391	27.18	309,605	324,385
ClearBridge Variable Aggressive Growth Portfolio - Class II	833,121	26.78	22,310,972	23,533,266
ClearBridge Variable Large Cap Growth Portfolio - Class I	13,650	24.63	336,206	325,752
ClearBridge Variable Large Cap Growth Portfolio - Class II	557,966	24.58	13,714,813	13,460,756
ClearBridge Variable Mid Cap Portfolio - Class I	26,358	20.23	533,232	515,474
ClearBridge Variable Mid Cap Portfolio - Class II	1,553,589	20.12	31,258,208	29,653,768
Columbia VP Commodity Strategy Fund - Class 1	27,285	6.05	165,074	161,941
Columbia VP Commodity Strategy Fund - Class 2	81,769	6.00	490,615	476,205
Columbia VP Emerging Markets Bond Fund - Class 1	25,232	10.15	256,103	259,736
Columbia VP Emerging Markets Bond Fund - Class 2	114,641	10.15	1,163,607	1,155,499
Columbia VP Strategic Income Fund - Class 2	705,883	4.14	2,922,354	2,904,766
Delaware VIP® Diversified Income Series - Service Class	192,704,667	10.46	2,015,690,814	2,030,676,436
Delaware VIP® Diversified Income Series - Standard Class	620,321	10.54	6,538,179	6,511,068
Delaware VIP® Emerging Markets Series - Service Class	13,662,348	24.97	341,148,828	262,863,175
Delaware VIP® Emerging Markets Series - Standard Class	20,859	25.06	522,718	422,515
Delaware VIP® High Yield Series - Service Class	24,925,974	5.18	129,116,550	134,530,689
Delaware VIP® High Yield Series - Standard Class	555,110	5.20	2,886,572	2,859,256
Delaware VIP® International Value Equity Series - Standard Class	8,847	13.39	118,458	110,376
Delaware VIP® Limited-Term Diversified Income Series - Service Class	129,321,467	9.76	1,262,177,517	1,279,683,336
Delaware VIP® Limited-Term Diversified Income Series - Standard Class	147,089	9.83	1,445,890	1,452,952
Delaware VIP® REIT Series - Service Class	11,542,976	13.46	155,368,450	156,798,108
Delaware VIP® REIT Series - Standard Class	231,876	13.49	3,128,002	3,106,356
Delaware VIP® Small Cap Value Series - Service Class	9,407,883	42.52	400,023,182	319,765,661
Delaware VIP® Small Cap Value Series - Standard Class	168,574	42.73	7,203,155	6,336,195
Delaware VIP® Smid Cap Core Series - Service Class	6,428,849	29.41	189,072,441	166,187,982
Delaware VIP® Smid Cap Core Series - Standard Class	233,922	30.98	7,246,904	5,483,931
Delaware VIP® U.S. Growth Series - Service Class	29,953,929	11.00	329,493,224	284,630,690
Delaware VIP® Value Series - Service Class	10,029,975	31.46	315,543,007	248,514,263
Delaware VIP® Value Series - Standard Class	217,319	31.57	6,860,767	6,123,380
Deutsche Alternative Asset Allocation VIP Portfolio - Class A	92,861	13.61	1,263,843	1,247,644
Deutsche Alternative Asset Allocation VIP Portfolio - Class B	4,034,988	13.59	54,835,493	54,288,740
Deutsche Equity 500 Index VIP Portfolio - Class A	261,515	22.19	5,803,015	4,070,630
Deutsche Small Cap Index VIP Portfolio - Class A	199,024	18.29	3,640,154	2,711,224
Eaton Vance VT Floating-Rate Income Fund - ADV Class	381,735	9.28	3,542,544	3,505,416
Eaton Vance VT Floating-Rate Income Fund - Initial Class	1,864,889	9.27	17,287,541	17,162,011
Fidelity® VIP Contrafund® Portfolio - Initial Class	46,254	37.94	1,754,864	1,552,106
Fidelity® VIP Contrafund® Portfolio - Service Class 2	30,619,154	37.05	1,134,439,654	852,477,468
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2	449,541	13.48	6,059,816	5,815,736
Fidelity® VIP Growth Portfolio - Initial Class	66,629	74.05	4,933,873	4,536,327
Fidelity® VIP Growth Portfolio - Service Class 2	3,042,669	72.86	221,688,859	170,389,997
Fidelity® VIP Mid Cap Portfolio - Initial Class	48,706	38.94	1,896,595	1,690,550
Fidelity® VIP Mid Cap Portfolio - Service Class 2	15,450,148	37.79	583,861,080	485,087,880
Fidelity® VIP Strategic Income Portfolio - Initial Class	52,650	11.50	605,475	600,111
Fidelity® VIP Strategic Income Portfolio - Service Class 2	1,358,014	11.40	15,481,363	15,380,929
First Trust Dorsey Wright Tactical Core Portfolio - Class I	405,552	11.41	4,627,349	4,198,721
First Trust Multi Income Allocation Portfolio - Class I	513,484	10.89	5,591,837	5,378,411
First Trust Multi Income Allocation Portfolio - Class II	4,509	10.88	49,060	47,382
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I	6,260,541	13.73	85,957,226	83,447,776
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class II	13,852	13.75	190,467	196,299
Franklin Founding Funds Allocation VIP Fund - Class 4	1,109,871	7.53	8,357,329	8,002,820
Franklin Income VIP Fund - Class 1	9,726	16.72	162,613	150,485
Franklin Income VIP Fund - Class 2	35,132,779	16.17	568,097,041	529,646,003
Franklin Income VIP Fund - Class 4	3,125,320	16.53	51,661,547	49,458,752
Franklin Mutual Shares VIP Fund - Class 1	41,550	20.71	860,500	836,293
Franklin Mutual Shares VIP Fund - Class 2	35,817,877	20.36	729,251,982	632,164,590
Franklin Mutual Shares VIP Fund - Class 4	802,900	20.53	16,483,526	16,613,819
Franklin Rising Dividends VIP Fund - Class 1	23,732	29.21	693,213	634,021
Franklin Rising Dividends VIP Fund - Class 4	789,061	28.54	22,519,799	20,426,789

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

5. Investments (continued)

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
Franklin Small Cap Value VIP Fund - Class 1	30,173	$20.43	$616,431	$607,318
Franklin Small Cap Value VIP Fund - Class 4	356,099	20.22	7,200,313	6,829,353
Franklin Small-Mid Cap Growth VIP Fund - Class 1	11,921	19.71	234,967	220,638
Franklin Small-Mid Cap Growth VIP Fund - Class 4	295,750	18.47	5,462,498	5,411,387
Goldman Sachs VIT Government Money Market Fund - Institutional Shares	456,100	1.00	456,100	456,100
Goldman Sachs VIT Government Money Market Fund - Service Shares	35,105,257	1.00	35,105,257	35,105,257
Goldman Sachs VIT Large Cap Value Fund - Service Shares	17,046,712	9.06	154,443,213	168,978,555
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares	261,406	9.36	2,446,762	2,494,032
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Institutional Shares	11,433	9.39	107,356	108,049
Goldman Sachs VIT Strategic Income Fund - Advisor Shares	552,062	8.84	4,880,224	5,120,000
Goldman Sachs VIT Strategic Income Fund - Institutional Shares	2,542	8.87	22,543	23,352
Guggenheim VT Long Short Equity	273,634	17.59	4,813,218	4,296,436
Guggenheim VT Multi-Hedge Strategies	189,421	24.83	4,703,327	4,547,551
Hartford Capital Appreciation HLS Fund - Class IA	2,059	48.16	99,166	105,680
Hartford Capital Appreciation HLS Fund - Class IC	243,579	47.76	11,633,333	11,486,540
Invesco V.I. American Franchise Fund - Series I Shares	43,078	62.97	2,712,634	1,805,075
Invesco V.I. American Franchise Fund - Series II Shares	24,579	60.80	1,494,402	1,112,782
Invesco V.I. Balanced-Risk Allocation Fund - Series I Shares	65,563	11.31	741,515	759,557
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	1,249,555	11.17	13,957,524	14,087,326
Invesco V.I. Comstock Fund - Series I Shares	5,889	20.62	121,435	110,012
Invesco V.I. Comstock Fund - Series II Shares	259,319	20.54	5,326,418	4,814,386
Invesco V.I. Core Equity Fund - Series I Shares	170,925	36.72	6,276,349	4,770,878
Invesco V.I. Core Equity Fund - Series II Shares	40,170	36.18	1,453,350	1,120,153
Invesco V.I. Diversified Dividend Fund - Series I Shares	3,919	27.18	106,530	99,732
Invesco V.I. Diversified Dividend Fund - Series II Shares	727,433	27.01	19,647,978	18,177,404
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I Shares	3,481	19.88	69,207	65,958
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares	3,893,383	19.35	75,336,960	70,046,314
Invesco V.I. Equity and Income Fund - Series I Shares	2,444	19.04	46,539	44,506
Invesco V.I. Equity and Income Fund - Series II Shares	830,122	18.95	15,730,818	14,903,961
Invesco V.I. International Growth Fund - Series I Shares	57,035	39.89	2,275,145	2,048,169
Invesco V.I. International Growth Fund - Series II Shares	1,252,254	39.33	49,251,137	44,010,616
Ivy VIP Asset Strategy Portfolio	968,588	9.37	9,073,536	9,232,771
Ivy VIP Energy Portfolio	1,134,112	5.87	6,655,877	6,603,674
Ivy VIP High Income Portfolio	5,185,519	3.64	18,861,808	18,664,329
Ivy VIP High Income Portfolio - Class I	29,115	3.64	106,108	105,458
Ivy VIP Micro Cap Growth Portfolio	178,226	22.42	3,995,820	3,799,669
Ivy VIP Micro Cap Growth Portfolio - Class I	4,779	22.46	107,341	103,144
Ivy VIP Mid Cap Growth Portfolio	679,601	11.61	7,889,485	6,756,653
Ivy VIP Mid Cap Growth Portfolio - Class I	33,260	11.63	386,789	362,426
Ivy VIP Science and Technology Portfolio	780,247	27.04	21,095,924	19,062,285
Ivy VIP Science and Technology Portfolio - Class I	5,715	27.05	154,567	158,036
Janus Henderson Balanced Portfolio - Service Shares	382,955	37.09	14,203,810	10,981,746
Janus Henderson Enterprise Portfolio - Service Shares	103,044	66.67	6,869,947	4,477,373
Janus Henderson Global Research Portfolio - Service Shares	13,568	50.17	680,687	398,312
JPMorgan Insurance Trust Core Bond Portfolio - Class 1	75,858	10.94	829,889	829,365
JPMorgan Insurance Trust Core Bond Portfolio - Class 2	4,350,787	10.82	47,075,511	46,983,597
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2	359,977	16.55	5,957,613	5,609,611
JPMorgan Insurance Trust Income Builder Portfolio - Class 1	5,269	10.62	55,958	54,965
JPMorgan Insurance Trust Income Builder Portfolio - Class 2	195,506	10.62	2,076,270	1,986,765
Lincoln iShares® Global Growth Allocation Fund - Standard Class	46,119	11.40	525,896	507,574
Lincoln iShares® U.S. Moderate Allocation Fund - Standard Class	71,639	11.13	797,203	748,025
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC	1,810,610	12.38	22,415,348	22,157,454
Lord Abbett Series Fund Developing Growth Portfolio - Class VC	251,956	28.18	7,100,133	5,993,862
Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC	794,206	18.86	14,978,734	13,807,001
Lord Abbett Series Fund Short Duration Income Portfolio - Class VC	1,648,321	14.38	23,702,854	24,388,797
LVIP American Balanced Allocation Fund - Service Class	3,588,847	12.99	46,622,713	45,099,273
LVIP American Balanced Allocation Fund - Standard Class	531,775	13.00	6,912,014	6,544,896
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class	24,541,289	13.80	338,571,628	290,100,798
LVIP American Global Balanced Allocation Managed Risk Fund - Service Class	2,155,954	11.81	25,466,127	24,036,378
LVIP American Global Balanced Allocation Managed Risk Fund - Standard Class	60,831	11.82	718,838	662,262
LVIP American Global Growth Allocation Managed Risk Fund - Service Class	5,747,646	12.59	72,357,117	66,367,088

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

5. Investments (continued)

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
LVIP American Global Growth Allocation Managed Risk Fund - Standard Class	32,557	$12.59	$410,021	$371,485
LVIP American Global Growth Fund - Service Class II	9,784,772	19.41	189,922,419	162,489,367
LVIP American Global Small Capitalization Fund - Service Class II	4,836,263	15.56	75,257,093	67,240,151
LVIP American Growth Allocation Fund - Service Class	2,441,099	13.62	33,257,532	31,576,312
LVIP American Growth Allocation Fund - Standard Class	98,069	13.63	1,336,874	1,274,067
LVIP American Growth Fund - Service Class II	26,185,673	20.74	542,959,922	444,095,768
LVIP American Growth-Income Fund - Service Class II	22,743,980	20.37	463,226,641	393,391,061
LVIP American Income Allocation Fund - Standard Class	6,996	11.77	82,347	80,419
LVIP American International Fund - Service Class II	12,456,865	15.49	192,907,008	164,404,071
LVIP American Preservation Fund - Service Class	740,245	9.80	7,252,923	7,333,573
LVIP American Preservation Fund - Standard Class	13,044	9.80	127,800	130,144
LVIP Baron Growth Opportunities Fund - Service Class	3,821,348	49.07	187,509,740	151,124,691
LVIP Baron Growth Opportunities Fund - Standard Class	16,564	50.37	834,234	743,066
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class	42,721,136	20.88	892,060,051	734,615,631
LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class	26,199	20.92	548,027	471,549
LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Service Class	88,396,632	10.72	947,788,687	912,712,993
LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Standard Class	16,372	10.79	176,637	172,117
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class	17,207,409	11.39	195,957,975	182,469,869
LVIP BlackRock Inflation Protected Bond Fund - Service Class	77,535,084	10.18	789,617,302	831,808,482
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	192,921	10.21	1,969,530	1,986,134
LVIP BlackRock Multi-Asset Income Fund - Service Class	839,080	9.59	8,042,581	8,021,876
LVIP BlackRock Multi-Asset Income Fund - Standard Class	22,530	9.59	215,948	217,747
LVIP BlackRock Scientific Allocation Fund - Service Class	109,544	15.58	1,706,152	1,737,934
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class	20,161,795	11.72	236,255,918	216,018,612
LVIP Blended Core Equity Managed Volatility Fund - Service Class	20,754,546	12.74	264,392,157	217,706,877
LVIP Blended Core Equity Managed Volatility Fund - Standard Class	6,069	12.74	77,341	64,200
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class	15,609,338	37.29	582,103,448	466,991,965
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	63,776	37.98	2,422,346	1,591,454
LVIP Blended Mid Cap Managed Volatility Fund - Service Class	35,035,527	14.54	509,486,636	426,809,758
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	5,614	14.96	83,998	64,419
LVIP Clarion Global Real Estate Fund - Service Class	10,915,797	9.49	103,579,999	92,288,162
LVIP Clarion Global Real Estate Fund - Standard Class	64,643	9.59	619,732	609,093
LVIP ClearBridge Large Cap Managed Volatility Fund - Service Class	11,476,146	10.61	121,761,912	110,244,870
LVIP Delaware Bond Fund - Service Class	249,961,376	13.61	3,400,974,478	3,446,114,500
LVIP Delaware Bond Fund - Standard Class	5,625,461	13.61	76,545,642	76,345,449
LVIP Delaware Diversified Floating Rate Fund - Service Class	75,670,772	10.16	768,966,378	764,917,085
LVIP Delaware Diversified Floating Rate Fund - Standard Class	192,688	10.19	1,963,293	1,948,868
LVIP Delaware Social Awareness Fund - Service Class	1,540,052	38.94	59,974,248	56,882,039
LVIP Delaware Social Awareness Fund - Standard Class	193,687	39.13	7,579,380	6,561,281
LVIP Delaware Special Opportunities Fund - Service Class	1,902,525	41.32	78,619,942	73,169,285
LVIP Delaware Wealth Builder Fund - Service Class	901,381	14.71	13,257,520	12,864,008
LVIP Delaware Wealth Builder Fund - Standard Class	313,403	14.72	4,614,227	4,320,138
LVIP Dimensional International Core Equity Fund - Service Class	3,621,763	11.49	41,624,922	37,058,838
LVIP Dimensional International Core Equity Fund - Standard Class	310,710	11.50	3,572,858	3,044,472
LVIP Dimensional International Equity Managed Volatility Fund - Service Class	33,291,611	10.82	360,115,360	322,470,633
LVIP Dimensional International Equity Managed Volatility Fund - Standard Class	134,753	10.82	1,458,024	1,280,622
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class	2,810,480	31.86	89,544,698	85,946,640
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	130,405	32.02	4,175,827	4,041,091
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class	2,914,893	12.63	36,826,753	32,495,961
LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class	257,728	12.64	3,256,650	2,790,042
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class	44,106,428	15.28	673,946,227	583,024,336
LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class	153,473	15.29	2,346,916	1,948,408
LVIP Dimensional/Vanguard Total Bond Fund - Service Class	54,273,430	10.52	570,902,213	573,624,659
LVIP Dimensional/Vanguard Total Bond Fund - Standard Class	802,758	10.52	8,444,213	8,523,137
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class	23,426,171	35.98	842,756,515	739,825,819
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class	723,021	10.26	7,416,024	7,206,886
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Standard Class	1,309	10.26	13,430	13,716
LVIP Franklin Templeton Value Managed Volatility Fund - Service Class	29,095,589	10.67	310,391,726	291,880,905
LVIP Franklin Templeton Value Managed Volatility Fund - Standard Class	1,085	10.67	11,575	10,539
LVIP Global Conservative Allocation Managed Risk Fund - Service Class	83,152,431	14.29	1,188,580,846	1,100,153,383
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	13,287	14.30	190,024	183,502

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

5. Investments (continued)

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
LVIP Global Growth Allocation Managed Risk Fund - Service Class	587,693,563	$14.76	$8,676,120,065	$7,539,799,360
LVIP Global Growth Allocation Managed Risk Fund - Standard Class	479,444	14.77	7,078,994	6,584,595
LVIP Global Income Fund - Service Class	57,746,286	11.28	651,609,096	658,928,863
LVIP Global Income Fund - Standard Class	64,170	11.36	728,712	708,438
LVIP Global Moderate Allocation Managed Risk Fund - Service Class	446,502,881	15.10	6,742,193,495	5,916,963,445
LVIP Global Moderate Allocation Managed Risk Fund - Standard Class	82,321	15.11	1,243,458	1,177,483
LVIP Goldman Sachs Income Builder Fund - Service Class	944,610	10.11	9,551,897	9,336,065
LVIP Goldman Sachs Income Builder Fund - Standard Class	4,545	10.11	45,965	44,948
LVIP Government Money Market Fund - Service Class	21,197,739	10.00	211,977,421	211,977,421
LVIP Government Money Market Fund - Standard Class	2,285,194	10.00	22,851,954	22,851,953
LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Service Class	27,443,401	11.28	309,616,452	281,592,949
LVIP Invesco Select Equity Managed Volatility Fund - Service Class	12,266,911	11.37	139,413,447	123,405,497
LVIP Invesco Select Equity Managed Volatility Fund - Standard Class	7,072	11.37	80,399	73,484
LVIP JPMorgan High Yield Fund - Service Class	16,807,690	10.80	181,523,058	185,555,186
LVIP JPMorgan High Yield Fund - Standard Class	28,382	10.80	306,577	312,703
LVIP JPMorgan Retirement Income Fund - Service Class	107,246	14.16	1,518,709	1,555,704
LVIP JPMorgan Retirement Income Fund - Standard Class	54,364	14.16	769,962	787,583
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class	35,204,423	17.61	619,773,873	513,210,734
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	17,009	17.74	301,651	268,421
LVIP Managed Risk Profile 2010 Fund - Service Class	488,921	11.90	5,815,719	5,364,606
LVIP Managed Risk Profile 2020 Fund - Service Class	854,842	11.91	10,177,752	8,535,254
LVIP Managed Risk Profile 2030 Fund - Service Class	432,842	11.84	5,123,980	4,348,486
LVIP Managed Risk Profile 2040 Fund - Service Class	413,625	11.37	4,703,748	3,779,329
LVIP MFS International Equity Managed Volatility Fund - Service Class	25,141,184	11.55	290,330,398	250,320,164
LVIP MFS International Growth Fund - Service Class	10,596,489	17.90	189,666,554	140,939,634
LVIP MFS International Growth Fund - Standard Class	463	17.88	8,271	7,908
LVIP MFS Value Fund - Service Class	22,713,186	43.06	978,007,082	640,757,640
LVIP MFS Value Fund - Standard Class	35,478	43.09	1,528,573	1,463,719
LVIP Mondrian International Value Fund - Service Class	15,761,085	18.02	284,030,514	264,615,924
LVIP Mondrian International Value Fund - Standard Class	666,282	18.03	12,013,724	10,982,494
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class	3,813,379	11.10	42,339,947	37,790,039
LVIP Multi-Manager Global Equity Managed Volatility Fund - Standard Class	19,747	11.11	219,306	182,184
LVIP PIMCO Low Duration Bond Fund - Service Class	40,191,679	10.01	402,278,517	404,180,677
LVIP PIMCO Low Duration Bond Fund - Standard Class	627,602	10.01	6,281,045	6,330,025
LVIP Select Core Equity Managed Volatility Fund - Service Class	32,426,575	13.48	437,077,801	375,639,088
LVIP Select Core Equity Managed Volatility Fund - Standard Class	9,876	13.49	133,187	113,168
LVIP SSGA Bond Index Fund - Service Class	88,256,675	11.23	991,475,494	983,752,629
LVIP SSGA Bond Index Fund - Standard Class	235,130	11.23	2,640,743	2,679,773
LVIP SSGA Conservative Index Allocation Fund - Service Class	5,507,033	13.09	72,065,031	65,762,780
LVIP SSGA Conservative Structured Allocation Fund - Service Class	15,631,185	12.05	188,371,407	177,334,278
LVIP SSGA Conservative Structured Allocation Fund - Standard Class	56,308	12.05	678,736	674,853
LVIP SSGA Developed International 150 Fund - Service Class	17,380,692	9.39	163,274,222	143,013,948
LVIP SSGA Developed International 150 Fund - Standard Class	62,780	9.39	589,633	563,488
LVIP SSGA Emerging Markets 100 Fund - Service Class	18,933,077	9.93	187,910,788	179,784,134
LVIP SSGA Emerging Markets 100 Fund - Standard Class	146,636	9.92	1,455,068	1,376,580
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class	70,780,274	12.39	877,109,160	808,075,780
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class	60,240	12.39	746,620	705,401
LVIP SSGA International Index Fund - Service Class	30,041,179	9.91	297,648,003	243,459,068
LVIP SSGA International Index Fund - Standard Class	245,412	9.91	2,431,053	2,294,376
LVIP SSGA International Managed Volatility Fund - Service Class	37,884,890	10.00	378,886,781	325,538,594
LVIP SSGA International Managed Volatility Fund - Standard Class	15,636	10.00	156,301	130,874
LVIP SSGA Large Cap 100 Fund - Service Class	25,221,552	13.90	350,453,471	311,221,038
LVIP SSGA Large Cap 100 Fund - Standard Class	213,886	13.92	2,976,217	3,046,120
LVIP SSGA Large Cap Managed Volatility Fund - Service Class	26,902,185	13.79	371,034,936	313,455,343
LVIP SSGA Large Cap Managed Volatility Fund - Standard Class	2,770	13.80	38,214	29,728
LVIP SSGA Mid-Cap Index Fund - Service Class	2,567,135	13.05	33,508,817	31,465,465
LVIP SSGA Mid-Cap Index Fund - Standard Class	95,875	13.06	1,251,654	1,161,203
LVIP SSGA Moderate Index Allocation Fund - Service Class	15,610,583	14.65	228,741,878	193,920,566
LVIP SSGA Moderate Index Allocation Fund - Standard Class	1,984	14.66	29,087	29,680
LVIP SSGA Moderate Structured Allocation Fund - Service Class	61,235,651	13.15	805,493,746	721,835,030
LVIP SSGA Moderate Structured Allocation Fund - Standard Class	14,204	13.16	186,958	181,893

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

5. Investments (continued)

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class	12,602,772	$15.16	$191,108,430	$156,519,970
LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class	18,476	15.19	280,672	281,800
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class	33,781,978	13.64	460,651,048	404,675,110
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Standard Class	172,436	13.65	2,353,068	2,283,887
LVIP SSGA S&P 500 Index Fund - Service Class	59,801,887	18.38	1,099,039,081	744,275,670
LVIP SSGA S&P 500 Index Fund - Standard Class	2,529,371	18.39	46,502,480	34,772,717
LVIP SSGA Small-Cap Index Fund - Service Class	9,826,014	31.72	311,632,017	228,674,812
LVIP SSGA Small-Cap Index Fund - Standard Class	206,168	31.73	6,542,319	5,770,346
LVIP SSGA Small-Mid Cap 200 Fund - Service Class	10,603,599	13.45	142,586,603	137,823,590
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	249,653	13.46	3,360,575	3,514,541
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class	27,640,126	13.27	366,784,481	314,471,955
LVIP SSGA SMID Cap Managed Volatility Fund - Standard Class	7,110	13.28	94,383	80,721
LVIP T. Rowe Price Growth Stock Fund - Service Class	7,085,716	42.74	302,815,152	205,494,835
LVIP T. Rowe Price Growth Stock Fund - Standard Class	33,299	43.58	1,451,293	1,192,946
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class	6,513,353	25.07	163,276,724	129,473,882
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	152,822	25.97	3,968,630	3,025,574
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class	82,595,700	10.96	905,166,275	819,310,562
LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class	3,218	10.96	35,273	31,597
LVIP Vanguard Domestic Equity ETF Fund - Service Class	10,554,710	18.79	198,312,443	154,982,727
LVIP Vanguard Domestic Equity ETF Fund - Standard Class	72,829	18.80	1,369,406	1,127,374
LVIP Vanguard International Equity ETF Fund - Service Class	11,427,597	11.59	132,388,711	114,832,558
LVIP Vanguard International Equity ETF Fund - Standard Class	132,610	11.59	1,536,951	1,367,173
LVIP Wellington Capital Growth Fund - Service Class	7,558,396	44.73	338,094,601	227,743,052
LVIP Wellington Capital Growth Fund - Standard Class	1,385	45.77	63,374	61,456
LVIP Wellington Mid-Cap Value Fund - Service Class	3,552,425	27.78	98,686,370	73,883,006
LVIP Wellington Mid-Cap Value Fund - Standard Class	12,235	27.87	340,998	303,840
LVIP Western Asset Core Bond Fund - Service Class	3,866,274	9.87	38,144,660	38,351,033
LVIP Western Asset Core Bond Fund - Standard Class	63,115	9.86	622,439	626,384
MFS® VIT Growth Series - Initial Class	76,461	48.90	3,738,951	3,501,510
MFS® VIT Growth Series - Service Class	2,243,825	47.27	106,065,584	85,110,613
MFS® VIT Total Return Series - Initial Class	268,020	24.70	6,620,090	6,570,136
MFS® VIT Total Return Series - Service Class	2,864,126	24.28	69,540,979	66,803,949
MFS® VIT Utilities Series - Initial Class	240,381	29.50	7,091,251	7,257,032
MFS® VIT Utilities Series - Service Class	6,711,192	28.98	194,490,329	185,730,738
MFS® VIT II Core Equity Portfolio - Service Class	99,819	24.96	2,491,491	2,287,660
MFS® VIT II International Value Portfolio - Initial Class	36,626	28.25	1,034,695	922,679
MFS® VIT II International Value Portfolio - Service Class	1,106,539	27.80	30,761,797	26,259,307
Morgan Stanley VIF Global Infrastructure Portfolio - Class I	36,954	7.91	292,306	297,047
Morgan Stanley VIF Global Infrastructure Portfolio - Class II	884,911	7.85	6,946,553	7,010,739
Morgan Stanley VIF Growth Portfolio - Class II	77,468	30.89	2,392,982	1,931,466
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	1,407,066	19.58	27,550,352	20,299,973
Oppenheimer Global Fund/VA Service Shares	193,038	46.88	9,049,624	6,245,242
Oppenheimer International Growth Fund/VA Non-Service Shares	563,025	2.59	1,458,235	1,351,249
Oppenheimer International Growth Fund/VA Service Shares	5,091,395	2.70	13,746,767	12,042,993
Oppenheimer Main Street Small Cap Fund®/VA Non-Service Shares	23,487	25.79	605,717	561,549
Oppenheimer Main Street Small Cap Fund®/VA Service Shares	417,846	25.42	10,621,653	9,738,024
PIMCO VIT All Asset All Authority Portfolio - Advisor Class	356,841	8.88	3,168,749	3,130,442
PIMCO VIT All Asset All Authority Portfolio - Institutional Class	12,761	8.89	113,447	109,963
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class	1,727,523	7.24	12,507,267	16,799,260
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Institutional Class	4,634	7.14	33,087	36,549
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class	274,362	13.14	3,605,120	3,525,014
PIMCO VIT Emerging Markets Bond Portfolio - Institutional Class	2,445	13.14	32,121	31,670
PIMCO VIT Unconstrained Bond Portfolio - Advisor Class	370,131	10.54	3,901,182	3,792,493
PIMCO VIT Unconstrained Bond Portfolio - Institutional Class	3,901	10.54	41,115	39,626
Putnam VT Absolute Return 500 Fund - Class IA	127	10.88	1,385	1,343
Putnam VT Absolute Return 500 Fund - Class IB	272,706	10.73	2,926,132	2,832,474
Putnam VT Equity Income Fund - Class IB	45,674	26.69	1,219,032	1,080,084
Putnam VT George Putnam Balanced Fund - Class IA	20,040	11.82	236,872	231,771
Putnam VT George Putnam Balanced Fund - Class IB	1,201,955	11.78	14,159,024	13,316,714
Putnam VT Global Health Care Fund - Class IA	7,856	16.92	132,921	132,102
Putnam VT Global Health Care Fund - Class IB	806,424	16.44	13,257,609	13,515,675

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

5. Investments (continued)

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
Putnam VT Income Fund - Class IB	557,178	$11.01	$6,134,532	$6,135,243
QS Variable Conservative Growth - Class II	66,568	14.62	973,219	1,068,852
Rational Dividend Capture VA Fund	107,643	11.78	1,268,031	1,244,539
SEI VP Market Growth Strategy Fund - Class III	237,688	11.14	2,647,840	2,456,519
SEI VP Market Plus Strategy Fund - Class III	174,884	11.75	2,054,892	1,864,366
Templeton Foreign VIP Fund - Class 1	1,883	15.80	29,746	30,078
Templeton Foreign VIP Fund - Class 4	199,371	15.71	3,132,114	2,855,211
Templeton Global Bond VIP Fund - Class 1	138,529	17.16	2,377,156	2,454,002
Templeton Global Bond VIP Fund - Class 2	20,220,126	16.51	333,834,284	348,442,136
Templeton Global Bond VIP Fund - Class 4	1,553,552	16.87	26,208,415	26,234,787
Templeton Growth VIP Fund - Class 2	1,884,901	15.97	30,101,871	25,091,090
VanEck VIP Global Hard Assets Fund - Class S Shares	160,609	22.87	3,673,122	3,463,721
VanEck VIP Global Hard Assets Fund - Initial Class Shares	16,166	23.73	383,615	389,334
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares	1,444,642	9.34	13,492,958	13,446,154
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class I Shares	130,096	9.33	1,213,798	1,224,112
Virtus Rampart Equity Trend Series - Class A Shares	109,117	13.25	1,445,802	1,370,690
Virtus Rampart Equity Trend Series - Class I Shares	4	13.38	51	45

6. Changes in Units Outstanding

The change in units outstanding for the year ended December 31, 2017, is as follows:

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
AB VPS Global Thematic Growth Portfolio - Class B	299,224	(384,346)	(85,122)
AB VPS Growth and Income Portfolio - Class B	431	(431)	—
AB VPS International Value Portfolio - Class B	211	(409)	(198)
AB VPS Large Cap Growth Portfolio - Class B	29,657	(148,699)	(119,042)
AB VPS Small/Mid Cap Value Portfolio - Class A	6,449	(4,154)	2,295
AB VPS Small/Mid Cap Value Portfolio - Class B	647,353	(590,131)	57,222
ALPS/Alerian Energy Infrastructure Portfolio - Class I	32,879	(5,354)	27,525
ALPS/Alerian Energy Infrastructure Portfolio - Class III	279,504	(256,759)	22,745
ALPS/Red Rocks Listed Private Equity Portfolio - Class I	10,068	(8,394)	1,674
ALPS/Red Rocks Listed Private Equity Portfolio - Class III	303,243	(91,541)	211,702
ALPS/Stadion Core ETF Portfolio - Class I	—	(234)	(234)
ALPS/Stadion Core ETF Portfolio - Class III	563,927	(86,054)	477,873
ALPS/Stadion Tactical Growth Portfolio - Class III	130,017	(80,659)	49,358
American Century VP Balanced Fund - Class I	8,420	(2,129)	6,291
American Century VP Balanced Fund - Class II	3,010,896	(444,805)	2,566,091
American Century VP Inflation Protection Fund - Class II	3,949	(4,099)	(150)
American Century VP Large Company Value Fund - Class I	35,339	(2,155)	33,184
American Century VP Large Company Value Fund - Class II	385,294	(26,501)	358,793
American Funds Asset Allocation Fund - Class 1	335,992	(105,158)	230,834
American Funds Asset Allocation Fund - Class 1A	380,555	(22,255)	358,300
American Funds Asset Allocation Fund - Class 4	2,685,595	(729,839)	1,955,756
American Funds Blue Chip Income and Growth Fund - Class 1	71,362	(41,217)	30,145
American Funds Blue Chip Income and Growth Fund - Class 1A	55,330	(1,369)	53,961
American Funds Blue Chip Income and Growth Fund - Class 4	910,441	(393,670)	516,771
American Funds Bond Fund - Class 1	238,587	(13,288)	225,299
American Funds Bond Fund - Class 1A	129,694	(26,477)	103,217
American Funds Capital Income Builder® - Class 1	7,820	(10,408)	(2,588)
American Funds Capital Income Builder® - Class 1A	74,688	(33,807)	40,881
American Funds Capital Income Builder® - Class 4	953,592	(466,454)	487,138
American Funds Global Balanced Fund - Class 1	51	(7,142)	(7,091)
American Funds Global Balanced Fund - Class 1A	20,229	(8)	20,221
American Funds Global Bond Fund - Class 1	58,123	(14,517)	43,606
American Funds Global Bond Fund - Class 1A	6,016	(10)	6,006
American Funds Global Growth and Income Fund - Class 1	12,654	(35,833)	(23,179)
American Funds Global Growth and Income Fund - Class 1A	9,883	(252)	9,631
American Funds Global Growth Fund - Class 1	16,004	(36,380)	(20,376)

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
American Funds Global Growth Fund - Class 1A	144,915	(10,206)	134,709
American Funds Global Growth Fund - Class 2	329,027	(1,959,763)	(1,630,736)
American Funds Global Growth Fund - Class 4	1,310,971	(122,270)	1,188,701
American Funds Global Small Capitalization Fund - Class 1	6,900	(5,008)	1,892
American Funds Global Small Capitalization Fund - Class 1A	14,818	(21)	14,797
American Funds Global Small Capitalization Fund - Class 2	163,860	(2,968,432)	(2,804,572)
American Funds Global Small Capitalization Fund - Class 4	374,391	(60,589)	313,802
American Funds Growth Fund - Class 1	67,929	(67,773)	156
American Funds Growth Fund - Class 1A	232,138	(7,442)	224,696
American Funds Growth Fund - Class 2	425,505	(8,527,266)	(8,101,761)
American Funds Growth Fund - Class 4	2,899,548	(220,677)	2,678,871
American Funds Growth-Income Fund - Class 1	63,952	(20,805)	43,147
American Funds Growth-Income Fund - Class 1A	183,001	(1,924)	181,077
American Funds Growth-Income Fund - Class 2	193,405	(11,503,272)	(11,309,867)
American Funds Growth-Income Fund - Class 4	2,226,771	(180,099)	2,046,672
American Funds High-Income Bond Fund - Class 1	35,948	(10,386)	25,562
American Funds High-Income Bond Fund - Class 1A	37,572	(601)	36,971
American Funds International Fund - Class 1	118,328	(34,809)	83,519
American Funds International Fund - Class 1A	135,324	(9,324)	126,000
American Funds International Fund - Class 2	328,270	(5,811,880)	(5,483,610)
American Funds International Fund - Class 4	1,226,567	(232,743)	993,824
American Funds International Growth and Income Fund - Class 1	24,289	(25,136)	(847)
American Funds International Growth and Income Fund - Class 1A	54,159	(71)	54,088
American Funds Managed Risk Asset Allocation Fund - Class P1	57,211	(83,685)	(26,474)
American Funds Managed Risk Asset Allocation Fund - Class P2	2,337,058	(334,194)	2,002,864
American Funds Managed Risk Blue Chip Income and Growth Fund - Class P1	4,647	(10,681)	(6,034)
American Funds Managed Risk Growth Fund - Class P1	6,760	(9,671)	(2,911)
American Funds Managed Risk Growth-Income Fund - Class P1	5,718	(5,902)	(184)
American Funds Managed Risk International Fund - Class P1	13,013	(16,386)	(3,373)
American Funds Mortgage Fund - Class 1	4,546	(654)	3,892
American Funds Mortgage Fund - Class 1A	9,824	(511)	9,313
American Funds Mortgage Fund - Class 4	266,484	(219,742)	46,742
American Funds New World Fund® - Class 1	73,207	(46,022)	27,185
American Funds New World Fund® - Class 1A	52,481	(1,052)	51,429
American Funds New World Fund® - Class 4	708,823	(231,626)	477,197
American Funds U.S. Government/AAA-Rated Securities Fund - Class 1	1,311	(6,754)	(5,443)
American Funds U.S. Government/AAA-Rated Securities Fund - Class 1A	99,315	(70,134)	29,181
BlackRock Global Allocation V.I. Fund - Class I	76,581	(13,415)	63,166
BlackRock Global Allocation V.I. Fund - Class III	1,081,015	(7,540,631)	(6,459,616)
BlackRock iShares® Alternative Strategies V.I. Fund - Class I	426	(17)	409
BlackRock iShares® Alternative Strategies V.I. Fund - Class III	104,811	(36,264)	68,547
ClearBridge Variable Aggressive Growth Portfolio - Class I	9,989	(2,961)	7,028
ClearBridge Variable Aggressive Growth Portfolio - Class II	279,916	(245,919)	33,997
ClearBridge Variable Large Cap Growth Portfolio - Class I	29,581	(61)	29,520
ClearBridge Variable Large Cap Growth Portfolio - Class II	1,268,702	(38,620)	1,230,082
ClearBridge Variable Mid Cap Portfolio - Class I	17,513	(2,349)	15,164
ClearBridge Variable Mid Cap Portfolio - Class II	797,386	(219,794)	577,592
Columbia VP Commodity Strategy Fund - Class 1	15,807	(197)	15,610
Columbia VP Commodity Strategy Fund - Class 2	48,470	(1,614)	46,856
Columbia VP Emerging Markets Bond Fund - Class 1	35,044	(11,377)	23,667
Columbia VP Emerging Markets Bond Fund - Class 2	117,263	(8,537)	108,726
Columbia VP Strategic Income Fund - Class 1	4,167	(4,167)	—
Columbia VP Strategic Income Fund - Class 2	296,573	(16,200)	280,373
Delaware VIP® Diversified Income Series - Service Class	13,940,901	(1,218,034)	12,722,867
Delaware VIP® Diversified Income Series - Standard Class	231,150	(60,666)	170,484
Delaware VIP® Emerging Markets Series - Service Class	908,648	(2,462,531)	(1,553,883)
Delaware VIP® Emerging Markets Series - Standard Class	28,060	(14,131)	13,929
Delaware VIP® High Yield Series - Service Class	281,468	(1,154,211)	(872,743)
Delaware VIP® High Yield Series - Standard Class	122,505	(255,001)	(132,496)
Delaware VIP® International Value Equity Series - Standard Class	19	(1,264)	(1,245)
Delaware VIP® Limited-Term Diversified Income Series - Service Class	4,480,693	(6,134,091)	(1,653,398)
Delaware VIP® Limited-Term Diversified Income Series - Standard Class	41,142	(9,679)	31,463

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
Delaware VIP® REIT Series - Service Class	430,366	(973,493)	(543,127)
Delaware VIP® REIT Series - Standard Class	23,195	(17,042)	6,153
Delaware VIP® Small Cap Value Series - Service Class	1,396,071	(1,191,710)	204,361
Delaware VIP® Small Cap Value Series - Standard Class	15,493	(24,795)	(9,302)
Delaware VIP® Smid Cap Core Series - Service Class	343,876	(872,036)	(528,160)
Delaware VIP® Smid Cap Core Series - Standard Class	7,928	(34,515)	(26,587)
Delaware VIP® U.S. Growth Series - Service Class	56,794	(2,662,627)	(2,605,833)
Delaware VIP® U.S. Growth Series - Standard Class	8,419	(8,419)	—
Delaware VIP® Value Series - Service Class	632,095	(1,960,252)	(1,328,157)
Delaware VIP® Value Series - Standard Class	74,316	(70,991)	3,325
Deutsche Alternative Asset Allocation VIP Portfolio - Class A	31,442	(13,764)	17,678
Deutsche Alternative Asset Allocation VIP Portfolio - Class B	398,183	(500,510)	(102,327)
Deutsche Equity 500 Index VIP Portfolio - Class A	9,928	(73,197)	(63,269)
Deutsche Small Cap Index VIP Portfolio - Class A	10,698	(23,299)	(12,601)
Eaton Vance VT Floating-Rate Income Fund - ADV Class	124,891	(9,138)	115,753
Eaton Vance VT Floating-Rate Income Fund - Initial Class	980,990	(452,180)	528,810
Fidelity® VIP Contrafund® Portfolio - Initial Class	22,889	(11,890)	10,999
Fidelity® VIP Contrafund® Portfolio - Service Class	8,145	(8,145)	—
Fidelity® VIP Contrafund® Portfolio - Service Class 2	1,017,351	(3,532,500)	(2,515,149)
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2	598,890	(63,516)	535,374
Fidelity® VIP Growth Portfolio - Initial Class	38,465	(42,579)	(4,114)
Fidelity® VIP Growth Portfolio - Service Class 2	1,497,928	(1,198,310)	299,618
Fidelity® VIP Mid Cap Portfolio - Initial Class	61,807	(21,307)	40,500
Fidelity® VIP Mid Cap Portfolio - Service Class 2	1,269,161	(2,463,606)	(1,194,445)
Fidelity® VIP Overseas Portfolio - Service Class 2	654	(654)	—
Fidelity® VIP Strategic Income Portfolio - Initial Class	20,641	(9,894)	10,747
Fidelity® VIP Strategic Income Portfolio - Service Class 2	893,631	(218,782)	674,849
First Trust Dorsey Wright Tactical Core Portfolio - Class I	261,713	(37,596)	224,117
First Trust Multi Income Allocation Portfolio - Class I	117,348	(92,737)	24,611
First Trust Multi Income Allocation Portfolio - Class II	—	(259)	(259)
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I	6,024,777	(271,712)	5,753,065
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class II	15,650	(22)	15,628
Franklin Founding Funds Allocation VIP Fund - Class 4	167,629	(58,932)	108,697
Franklin Income VIP Fund - Class 1	5,516	(1,296)	4,220
Franklin Income VIP Fund - Class 2	1,106,354	(4,070,990)	(2,964,636)
Franklin Income VIP Fund - Class 4	2,469,694	(271,576)	2,198,118
Franklin Mutual Shares VIP Fund - Class 1	16,911	(2,496)	14,415
Franklin Mutual Shares VIP Fund - Class 2	776,200	(4,190,484)	(3,414,284)
Franklin Mutual Shares VIP Fund - Class 4	993,067	(61,767)	931,300
Franklin Rising Dividends VIP Fund - Class 1	6,865	(12,614)	(5,749)
Franklin Rising Dividends VIP Fund - Class 4	425,632	(168,606)	257,026
Franklin Small Cap Value VIP Fund - Class 1	18,506	(3,492)	15,014
Franklin Small Cap Value VIP Fund - Class 4	203,365	(148,962)	54,403
Franklin Small-Mid Cap Growth VIP Fund - Class 1	7,647	(7,979)	(332)
Franklin Small-Mid Cap Growth VIP Fund - Class 4	186,203	(60,936)	125,267
Goldman Sachs VIT Government Money Market Fund - Institutional Shares	134,078	(233,322)	(99,244)
Goldman Sachs VIT Government Money Market Fund - Service Shares	840,372	(2,118,094)	(1,277,722)
Goldman Sachs VIT Large Cap Value Fund - Service Shares	88,830	(588,246)	(499,416)
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares	25,082	(50,066)	(24,984)
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Institutional Shares	5,185	(585)	4,600
Goldman Sachs VIT Strategic Income Fund - Advisor Shares	133,253	(133,627)	(374)
Goldman Sachs VIT Strategic Income Fund - Institutional Shares	—	(149)	(149)
Guggenheim VT Long Short Equity	144,184	(62,228)	81,956
Guggenheim VT Multi-Hedge Strategies	121,324	(76,831)	44,493
Hartford Capital Appreciation HLS Fund - Class IA	2,421	(2,416)	5
Hartford Capital Appreciation HLS Fund - Class IC	219,854	(99,615)	120,239
Invesco V.I. American Franchise Fund - Series I Shares	6,169	(36,197)	(30,028)
Invesco V.I. American Franchise Fund - Series II Shares	611	(5,107)	(4,496)
Invesco V.I. Balanced-Risk Allocation Fund - Series I Shares	51,614	(1,758)	49,856
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	326,956	(195,222)	131,734
Invesco V.I. Comstock Fund - Series I Shares	4,578	(6,622)	(2,044)
Invesco V.I. Comstock Fund - Series II Shares	125,539	(35,218)	90,321

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
Invesco V.I. Core Equity Fund - Series I Shares	1,033	(65,678)	(64,645)
Invesco V.I. Core Equity Fund - Series II Shares	2,475	(18,339)	(15,864)
Invesco V.I. Diversified Dividend Fund - Series I Shares	9,668	(3,353)	6,315
Invesco V.I. Diversified Dividend Fund - Series II Shares	422,323	(231,258)	191,065
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I Shares	14,021	(11,480)	2,541
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares	4,957,291	(327,441)	4,629,850
Invesco V.I. Equity and Income Fund - Series I Shares	4,049	(1,711)	2,338
Invesco V.I. Equity and Income Fund - Series II Shares	666,415	(70,048)	596,367
Invesco V.I. International Growth Fund - Series I Shares	21,237	(19,927)	1,310
Invesco V.I. International Growth Fund - Series II Shares	695,839	(226,105)	469,734
Ivy VIP Asset Strategy Portfolio	78,265	(179,452)	(101,187)
Ivy VIP Energy Portfolio	535,292	(499,714)	35,578
Ivy VIP High Income Portfolio	776,331	(269,620)	506,711
Ivy VIP High Income Portfolio - Class I	10,018	(461)	9,557
Ivy VIP Micro Cap Growth Portfolio	173,162	(113,878)	59,284
Ivy VIP Micro Cap Growth Portfolio - Class I	9,227	(7)	9,220
Ivy VIP Mid Cap Growth Portfolio	200,652	(34,875)	165,777
Ivy VIP Mid Cap Growth Portfolio - Class I	31,605	(652)	30,953
Ivy VIP Science and Technology Portfolio	587,856	(107,537)	480,319
Ivy VIP Science and Technology Portfolio - Class I	13,550	(2,104)	11,446
Janus Henderson Balanced Portfolio - Service Shares	36,144	(91,248)	(55,104)
Janus Henderson Enterprise Portfolio - Service Shares	9,395	(32,822)	(23,427)
Janus Henderson Global Research Portfolio - Service Shares	748	(10,236)	(9,488)
JPMorgan Insurance Trust Core Bond Portfolio - Class 1	88,289	(5,841)	82,448
JPMorgan Insurance Trust Core Bond Portfolio - Class 2	4,834,134	(65,097)	4,769,037
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2	230,582	(79,834)	150,748
JPMorgan Insurance Trust Income Builder Portfolio - Class 1	5,042	(26)	5,016
JPMorgan Insurance Trust Income Builder Portfolio - Class 2	92,162	(19,969)	72,193
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio - Class 1	4,769	(17,911)	(13,142)
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio - Class 2	169,993	(1,000,607)	(830,614)
Lincoln iShares® Global Growth Allocation Fund - Standard Class	54,807	(8,829)	45,978
Lincoln iShares® U.S. Moderate Allocation Fund - Standard Class	72,077	(823)	71,254
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC	844,897	(205,222)	639,675
Lord Abbett Series Fund Developing Growth Portfolio - Class VC	205,845	(75,615)	130,230
Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC	20,695	(67,382)	(46,687)
Lord Abbett Series Fund Short Duration Income Portfolio - Class VC	1,231,951	(623,603)	608,348
LVIP American Balanced Allocation Fund - Service Class	1,858,023	(285,918)	1,572,105
LVIP American Balanced Allocation Fund - Standard Class	124,041	(63,310)	60,731
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class	6,410,483	(1,263,928)	5,146,555
LVIP American Global Balanced Allocation Managed Risk Fund - Service Class	472,310	(349,717)	122,593
LVIP American Global Balanced Allocation Managed Risk Fund - Standard Class	7	(634)	(627)
LVIP American Global Growth Allocation Managed Risk Fund - Service Class	959,312	(972,567)	(13,255)
LVIP American Global Growth Allocation Managed Risk Fund - Standard Class	25	(25,813)	(25,788)
LVIP American Global Growth Fund - Service Class II	2,066,261	(292,922)	1,773,339
LVIP American Global Small Capitalization Fund - Service Class II	281,136	(462,501)	(181,365)
LVIP American Growth Allocation Fund - Service Class	1,004,045	(177,553)	826,492
LVIP American Growth Allocation Fund - Standard Class	43,355	(108,807)	(65,452)
LVIP American Growth Fund - Service Class II	4,464,301	(289,977)	4,174,324
LVIP American Growth-Income Fund - Service Class II	4,284,239	(199,187)	4,085,052
LVIP American Income Allocation Fund - Standard Class	1,940	(348)	1,592
LVIP American International Fund - Service Class II	1,801,738	(670,361)	1,131,377
LVIP American Preservation Fund - Service Class	227,138	(224,077)	3,061
LVIP American Preservation Fund - Standard Class	1,671	(687)	984
LVIP Baron Growth Opportunities Fund - Service Class	877,662	(955,485)	(77,823)
LVIP Baron Growth Opportunities Fund - Standard Class	7,324	(5,807)	1,517
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class	5,381,000	(2,541,030)	2,839,970
LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class	7,349	(892)	6,457
LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Service Class	3,274,701	(9,220,937)	(5,946,236)
LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Standard Class	125	(371)	(246)
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class	10,782,300	(113,594)	10,668,706
LVIP BlackRock Inflation Protected Bond Fund - Service Class	7,019,526	(3,231,482)	3,788,044
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	114,493	(5,376)	109,117

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
LVIP BlackRock Multi-Asset Income Fund - Service Class	243,759	(106,820)	136,939
LVIP BlackRock Multi-Asset Income Fund - Standard Class	1,354	(6,551)	(5,197)
LVIP BlackRock Scientific Allocation Fund - Service Class	157,156	(25,888)	131,268
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class	10,010,148	(921,026)	9,089,122
LVIP Blended Core Equity Managed Volatility Fund - Service Class	2,221,476	(1,478,463)	743,013
LVIP Blended Core Equity Managed Volatility Fund - Standard Class	—	(534)	(534)
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class	3,299,339	(1,502,801)	1,796,538
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	7,092	(26,130)	(19,038)
LVIP Blended Mid Cap Managed Volatility Fund - Service Class	1,433,837	(4,271,113)	(2,837,276)
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	3,745	(4,407)	(662)
LVIP Clarion Global Real Estate Fund - Service Class	740,287	(1,130,757)	(390,470)
LVIP Clarion Global Real Estate Fund - Standard Class	26,118	(714)	25,404
LVIP ClearBridge Large Cap Managed Volatility Fund - Service Class	2,702,185	(329,580)	2,372,605
LVIP Delaware Bond Fund - Service Class	22,471,288	(3,158,050)	19,313,238
LVIP Delaware Bond Fund - Standard Class	243,362	(746,768)	(503,406)
LVIP Delaware Diversified Floating Rate Fund - Service Class	9,590,830	(3,032,807)	6,558,023
LVIP Delaware Diversified Floating Rate Fund - Standard Class	129,199	(70,415)	58,784
LVIP Delaware Social Awareness Fund - Service Class	133,305	(437,006)	(303,701)
LVIP Delaware Social Awareness Fund - Standard Class	6,295	(48,176)	(41,881)
LVIP Delaware Special Opportunities Fund - Service Class	925,674	(372,481)	553,193
LVIP Delaware Wealth Builder Fund - Service Class	221,560	(281,445)	(59,885)
LVIP Delaware Wealth Builder Fund - Standard Class	13,103	(23,918)	(10,815)
LVIP Dimensional International Core Equity Fund - Service Class	2,611,149	(125,089)	2,486,060
LVIP Dimensional International Core Equity Fund - Standard Class	168,381	(34,353)	134,028
LVIP Dimensional International Equity Managed Volatility Fund - Service Class	5,220,544	(1,470,695)	3,749,849
LVIP Dimensional International Equity Managed Volatility Fund - Standard Class	9,606	(27,563)	(17,957)
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class	1,840,402	(462,809)	1,377,593
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	233,659	(77,839)	155,820
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class	2,116,896	(576,144)	1,540,752
LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class	176,550	(37,712)	138,838
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class	6,983,933	(1,410,899)	5,573,034
LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class	22,660	(128,982)	(106,322)
LVIP Dimensional/Vanguard Total Bond Fund - Service Class	10,239,588	(1,290,013)	8,949,575
LVIP Dimensional/Vanguard Total Bond Fund - Standard Class	447,043	(162,358)	284,685
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class	3,550,583	(5,632,897)	(2,082,314)
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class	555,131	(90,581)	464,550
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Standard Class	1,204	—	1,204
LVIP Franklin Templeton Value Managed Volatility Fund - Service Class	3,920,761	(1,366,101)	2,554,660
LVIP Franklin Templeton Value Managed Volatility Fund - Standard Class	13	—	13
LVIP Global Conservative Allocation Managed Risk Fund - Service Class	706,737	(11,516,141)	(10,809,404)
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	45	(186)	(141)
LVIP Global Growth Allocation Managed Risk Fund - Service Class	7,925,774	(50,954,269)	(43,028,495)
LVIP Global Growth Allocation Managed Risk Fund - Standard Class	226,049	(10,263)	215,786
LVIP Global Income Fund - Service Class	5,083,322	(1,584,180)	3,499,142
LVIP Global Income Fund - Standard Class	12,157	(4,518)	7,639
LVIP Global Moderate Allocation Managed Risk Fund - Service Class	6,086,582	(42,635,929)	(36,549,347)
LVIP Global Moderate Allocation Managed Risk Fund - Standard Class	25,442	(2,595)	22,847
LVIP Goldman Sachs Income Builder Fund - Service Class	590,031	(86,381)	503,650
LVIP Goldman Sachs Income Builder Fund - Standard Class	2,138	(822)	1,316
LVIP Government Money Market Fund - Service Class	13,212,925	(14,104,681)	(891,756)
LVIP Government Money Market Fund - Standard Class	1,638,838	(1,976,959)	(338,121)
LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Service Class	4,098,008	(1,085,888)	3,012,120
LVIP Invesco Select Equity Managed Volatility Fund - Service Class	668,333	(1,265,381)	(597,048)
LVIP Invesco Select Equity Managed Volatility Fund - Standard Class	52	(543)	(491)
LVIP JPMorgan High Yield Fund - Service Class	2,099,726	(2,008,978)	90,748
LVIP JPMorgan High Yield Fund - Standard Class	20,689	(5,596)	15,093
LVIP JPMorgan Retirement Income Fund - Service Class	132,248	(3,776)	128,472
LVIP JPMorgan Retirement Income Fund - Standard Class	70,369	(22)	70,347
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class	3,633,109	(1,979,897)	1,653,212
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	11,058	(7,443)	3,615
LVIP Managed Risk Profile 2010 Fund - Service Class	103,790	(85,723)	18,067
LVIP Managed Risk Profile 2020 Fund - Service Class	6,287	(102,875)	(96,588)

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
LVIP Managed Risk Profile 2030 Fund - Service Class	31,661	(68,316)	(36,655)
LVIP Managed Risk Profile 2040 Fund - Service Class	121,241	(98,981)	22,260
LVIP MFS International Equity Managed Volatility Fund - Service Class	5,004,170	(1,429,446)	3,574,724
LVIP MFS International Growth Fund - Service Class	1,272,180	(1,730,071)	(457,891)
LVIP MFS International Growth Fund - Standard Class	7,034	(9,605)	(2,571)
LVIP MFS Value Fund - Service Class	1,789,050	(3,444,826)	(1,655,776)
LVIP MFS Value Fund - Standard Class	127,004	(5,206)	121,798
LVIP Mondrian International Value Fund - Service Class	507,582	(3,163,640)	(2,656,058)
LVIP Mondrian International Value Fund - Standard Class	11,305	(85,302)	(73,997)
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class	1,199,612	(311,323)	888,289
LVIP PIMCO Low Duration Bond Fund - Service Class	8,415,176	(3,579,086)	4,836,090
LVIP PIMCO Low Duration Bond Fund - Standard Class	247,923	(61,079)	186,844
LVIP Select Core Equity Managed Volatility Fund - Service Class	616,099	(4,370,053)	(3,753,954)
LVIP Select Core Equity Managed Volatility Fund - Standard Class	—	(7,908)	(7,908)
LVIP SSGA Bond Index Fund - Service Class	5,141,187	(4,529,205)	611,982
LVIP SSGA Bond Index Fund - Standard Class	149,981	(7,061)	142,920
LVIP SSGA Conservative Index Allocation Fund - Service Class	562,973	(768,277)	(205,304)
LVIP SSGA Conservative Structured Allocation Fund - Service Class	672,996	(1,552,254)	(879,258)
LVIP SSGA Conservative Structured Allocation Fund - Standard Class	8,465	(4,895)	3,570
LVIP SSGA Developed International 150 Fund - Service Class	1,314,894	(1,523,014)	(208,120)
LVIP SSGA Developed International 150 Fund - Standard Class	15,191	(7,772)	7,419
LVIP SSGA Emerging Markets 100 Fund - Service Class	1,327,403	(2,013,574)	(686,171)
LVIP SSGA Emerging Markets 100 Fund - Standard Class	84,832	(26,667)	58,165
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class	1,466,902	(6,504,597)	(5,037,695)
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class	11,506	(1,490)	10,016
LVIP SSGA International Index Fund - Service Class	1,759,445	(3,551,564)	(1,792,119)
LVIP SSGA International Index Fund - Standard Class	163,076	(57,326)	105,750
LVIP SSGA International Managed Volatility Fund - Service Class	1,585,572	(4,681,002)	(3,095,430)
LVIP SSGA International Managed Volatility Fund - Standard Class	2,759	(4,729)	(1,970)
LVIP SSGA Large Cap 100 Fund - Service Class	1,173,772	(1,437,764)	(263,992)
LVIP SSGA Large Cap 100 Fund - Standard Class	47,849	(18,302)	29,547
LVIP SSGA Large Cap Managed Volatility Fund - Service Class	5,308,927	(1,083,478)	4,225,449
LVIP SSGA Large Cap Managed Volatility Fund - Standard Class	—	(124)	(124)
LVIP SSGA Mid-Cap Index Fund - Service Class	2,802,139	(117,200)	2,684,939
LVIP SSGA Mid-Cap Index Fund - Standard Class	108,876	(10,068)	98,808
LVIP SSGA Moderate Index Allocation Fund - Service Class	1,545,273	(1,442,783)	102,490
LVIP SSGA Moderate Index Allocation Fund - Standard Class	16,512	(13,978)	2,534
LVIP SSGA Moderate Structured Allocation Fund - Service Class	1,609,416	(4,705,443)	(3,096,027)
LVIP SSGA Moderate Structured Allocation Fund - Standard Class	2,703	(4,288)	(1,585)
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class	1,182,155	(1,043,618)	138,537
LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class	23,838	(13)	23,825
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class	1,983,961	(2,608,654)	(624,693)
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Standard Class	139,934	(2,056)	137,878
LVIP SSGA S&P 500 Index Fund - Service Class	4,269,125	(3,430,436)	838,689
LVIP SSGA S&P 500 Index Fund - Standard Class	422,872	(292,054)	130,818
LVIP SSGA Small-Cap Index Fund - Service Class	1,807,683	(1,579,800)	227,883
LVIP SSGA Small-Cap Index Fund - Standard Class	214,000	(17,931)	196,069
LVIP SSGA Small-Mid Cap 200 Fund - Service Class	876,923	(664,053)	212,870
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	106,634	(15,905)	90,729
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class	6,305,703	(930,188)	5,375,515
LVIP SSGA SMID Cap Managed Volatility Fund - Standard Class	369	(4,770)	(4,401)
LVIP T. Rowe Price Growth Stock Fund - Service Class	1,413,706	(1,623,624)	(209,918)
LVIP T. Rowe Price Growth Stock Fund - Standard Class	50,744	(10,916)	39,828
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class	1,092,262	(281,955)	810,307
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	75,550	(23,456)	52,094
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class	23,495,981	(1,630,656)	21,865,325
LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class	—	(269)	(269)
LVIP Vanguard Domestic Equity ETF Fund - Service Class	3,081,239	(916,086)	2,165,153
LVIP Vanguard Domestic Equity ETF Fund - Standard Class	46,694	(5,151)	41,543
LVIP Vanguard International Equity ETF Fund - Service Class	3,469,065	(562,518)	2,906,547
LVIP Vanguard International Equity ETF Fund - Standard Class	76,066	(26,724)	49,342
LVIP Wellington Capital Growth Fund - Service Class	187,676	(2,646,565)	(2,458,889)

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
LVIP Wellington Capital Growth Fund - Standard Class	13,115	(8,972)	4,143
LVIP Wellington Mid-Cap Value Fund - Service Class	861,341	(650,988)	210,353
LVIP Wellington Mid-Cap Value Fund - Standard Class	7,242	(2,827)	4,415
LVIP Western Asset Core Bond Fund - Service Class	3,838,501	(63,512)	3,774,989
LVIP Western Asset Core Bond Fund - Standard Class	61,058	(151)	60,907
MFS® VIT Growth Series - Initial Class	51,330	(56,919)	(5,589)
MFS® VIT Growth Series - Service Class	639,363	(447,034)	192,329
MFS® VIT Total Return Series - Initial Class	16,946	(81,162)	(64,216)
MFS® VIT Total Return Series - Service Class	2,389,005	(289,361)	2,099,644
MFS® VIT Utilities Series - Initial Class	9,109	(34,736)	(25,627)
MFS® VIT Utilities Series - Service Class	216,223	(1,110,657)	(894,434)
MFS® VIT II Core Equity Portfolio - Service Class	1,695	(9,574)	(7,879)
MFS® VIT II International Value Portfolio - Initial Class	60,478	(9,156)	51,322
MFS® VIT II International Value Portfolio - Service Class	903,616	(222,017)	681,599
Morgan Stanley VIF Global Infrastructure Portfolio - Class I	22,697	(3,530)	19,167
Morgan Stanley VIF Global Infrastructure Portfolio - Class II	198,159	(166,014)	32,145
Morgan Stanley VIF Growth Portfolio - Class II	19,862	(14,230)	5,632
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	24,269	(177,055)	(152,786)
Oppenheimer Global Fund/VA Service Shares	14,928	(64,171)	(49,243)
Oppenheimer International Growth Fund/VA Non-Service Shares	68,472	(3,482)	64,990
Oppenheimer International Growth Fund/VA Service Shares	477,595	(199,729)	277,866
Oppenheimer Main Street Small Cap Fund®/VA Non-Service Shares	9,254	(4,688)	4,566
Oppenheimer Main Street Small Cap Fund®/VA Service Shares	211,934	(94,599)	117,335
PIMCO VIT All Asset All Authority Portfolio - Advisor Class	157,970	(28,947)	129,023
PIMCO VIT All Asset All Authority Portfolio - Institutional Class	633	(176)	457
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class	559,751	(622,085)	(62,334)
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Institutional Class	340	(9)	331
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class	131,530	(95,669)	35,861
PIMCO VIT Emerging Markets Bond Portfolio - Institutional Class	6,970	(6,428)	542
PIMCO VIT Unconstrained Bond Portfolio - Advisor Class	84,035	(59,641)	24,394
PIMCO VIT Unconstrained Bond Portfolio - Institutional Class	573	—	573
Putnam VT Absolute Return 500 Fund - Class IA	129	—	129
Putnam VT Absolute Return 500 Fund - Class IB	93,826	(34,996)	58,830
Putnam VT Equity Income Fund - Class IB	65,099	(9,402)	55,697
Putnam VT George Putnam Balanced Fund - Class IA	20,143	(37)	20,106
Putnam VT George Putnam Balanced Fund - Class IB	1,332,020	(107,165)	1,224,855
Putnam VT Global Health Care Fund - Class IA	17,183	(6,648)	10,535
Putnam VT Global Health Care Fund - Class IB	585,733	(220,096)	365,637
Putnam VT Growth & Income Fund - Class IB	1,754	(67,087)	(65,333)
Putnam VT Income Fund - Class IB	230,381	(38,260)	192,121
QS Variable Conservative Growth - Class II	92,339	(1,573)	90,766
Rational Dividend Capture VA Fund	8,552	(14,013)	(5,461)
SEI VP Market Growth Strategy Fund - Class III	175,063	(115,617)	59,446
SEI VP Market Plus Strategy Fund - Class III	5,832	(8,792)	(2,960)
Templeton Foreign VIP Fund - Class 1	608	(63)	545
Templeton Foreign VIP Fund - Class 4	85,355	(70,815)	14,540
Templeton Global Bond VIP Fund - Class 1	107,042	(30,935)	76,107
Templeton Global Bond VIP Fund - Class 2	608,596	(1,852,994)	(1,244,398)
Templeton Global Bond VIP Fund - Class 4	979,018	(128,487)	850,531
Templeton Growth VIP Fund - Class 2	125,272	(352,115)	(226,843)
VanEck VIP Global Hard Assets Fund - Class S Shares	292,887	(193,731)	99,156
VanEck VIP Global Hard Assets Fund - Initial Class Shares	20,443	(12,734)	7,709
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares	325,874	(86,929)	238,945
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class I Shares	132,284	(21,908)	110,376
Virtus Rampart Equity Trend Series - Class A Shares	11,753	(8,545)	3,208
Virtus Rampart Equity Trend Series - Class I Shares	5	—	5

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

The change in units outstanding for the year ended December 31, 2016, is as follows:

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
AB VPS Global Thematic Growth Portfolio - Class B	136,987	(491,164)	(354,177)
AB VPS International Value Portfolio - Class B	907	(1,247)	(340)
AB VPS Large Cap Growth Portfolio - Class B	46,578	(120,991)	(74,413)
AB VPS Small/Mid Cap Value Portfolio - Class A	24,047	(839)	23,208
AB VPS Small/Mid Cap Value Portfolio - Class B	434,082	(890,413)	(456,331)
ALPS/Alerian Energy Infrastructure Portfolio - Class I	1,154	(2,751)	(1,597)
ALPS/Alerian Energy Infrastructure Portfolio - Class III	369,292	(124,407)	244,885
ALPS/Red Rocks Listed Private Equity Portfolio - Class I	28,169	(25,464)	2,705
ALPS/Red Rocks Listed Private Equity Portfolio - Class III	234,654	(51,956)	182,698
ALPS/Stadion Core ETF Portfolio - Class I	4,406	—	4,406
ALPS/Stadion Core ETF Portfolio - Class III	120,733	(247,810)	(127,077)
ALPS/Stadion Tactical Growth Portfolio - Class III	306,474	(61,623)	244,851
American Century VP Balanced Fund - Class II	1,869,393	(108,114)	1,761,279
American Century VP Inflation Protection Fund - Class II	2,315	(32)	2,283
American Funds Asset Allocation Fund - Class 1	693,252	(32,919)	660,333
American Funds Asset Allocation Fund - Class 4	3,810,298	(434,092)	3,376,206
American Funds Blue Chip Income and Growth Fund - Class 1	52,580	(20,499)	32,081
American Funds Blue Chip Income and Growth Fund - Class 4	920,827	(267,558)	653,269
American Funds Bond Fund - Class 1	196,358	(91,766)	104,592
American Funds Capital Income Builder® - Class 1	57,507	(3,152)	54,355
American Funds Capital Income Builder® - Class 4	1,653,341	(289,366)	1,363,975
American Funds Global Balanced Fund - Class 1	25,894	(7,737)	18,157
American Funds Global Bond Fund - Class 1	57,559	(18,359)	39,200
American Funds Global Growth and Income Fund - Class 1	43,656	(2,962)	40,694
American Funds Global Growth Fund - Class 1	22,649	(5,419)	17,230
American Funds Global Growth Fund - Class 2	615,016	(1,665,455)	(1,050,439)
American Funds Global Growth Fund - Class 4	779,760	(413,362)	366,398
American Funds Global Small Capitalization Fund - Class 1	35,251	(6,581)	28,670
American Funds Global Small Capitalization Fund - Class 2	731,339	(2,282,230)	(1,550,891)
American Funds Global Small Capitalization Fund - Class 4	239,457	(183,386)	56,071
American Funds Growth Fund - Class 1	111,856	(21,417)	90,439
American Funds Growth Fund - Class 2	579,794	(7,685,020)	(7,105,226)
American Funds Growth Fund - Class 4	2,065,190	(405,421)	1,659,769
American Funds Growth-Income Fund - Class 1	58,566	(10,319)	48,247
American Funds Growth-Income Fund - Class 2	884,332	(9,983,549)	(9,099,217)
American Funds Growth-Income Fund - Class 4	1,331,300	(293,713)	1,037,587
American Funds High-Income Bond Fund - Class 1	26,649	(5,813)	20,836
American Funds International Fund - Class 1	104,621	(79,485)	25,136
American Funds International Fund - Class 2	1,290,896	(4,289,068)	(2,998,172)
American Funds International Fund - Class 4	723,484	(238,585)	484,899
American Funds International Growth and Income Fund - Class 1	10,660	(19,380)	(8,720)
American Funds Managed Risk Asset Allocation Fund - Class P1	29,017	(9,057)	19,960
American Funds Managed Risk Asset Allocation Fund - Class P2	3,042,360	(202,663)	2,839,697
American Funds Managed Risk Blue Chip Income and Growth Fund - Class P1	5,762	(485)	5,277
American Funds Managed Risk Growth Fund - Class P1	8,345	(19)	8,326
American Funds Managed Risk Growth-Income Fund - Class P1	77	(155)	(78)
American Funds Managed Risk International Fund - Class P1	4,563	(5,737)	(1,174)
American Funds Mortgage Fund - Class 1	18,377	(7,395)	10,982
American Funds Mortgage Fund - Class 4	456,019	(476,477)	(20,458)
American Funds New World Fund® - Class 1	94,771	(15,369)	79,402
American Funds New World Fund® - Class 4	721,918	(234,454)	487,464
American Funds U.S. Government/AAA-Rated Securities Fund - Class 1	12,915	(2,129)	10,786
BlackRock Global Allocation V.I. Fund - Class I	87,328	(34,058)	53,270
BlackRock Global Allocation V.I. Fund - Class III	2,087,321	(9,480,078)	(7,392,757)
BlackRock iShares® Alternative Strategies V.I. Fund - Class I	1,050	(119)	931
BlackRock iShares® Alternative Strategies V.I. Fund - Class III	312,713	(28,796)	283,917
ClearBridge Variable Aggressive Growth Portfolio - Class I	2,343	(1,592)	751
ClearBridge Variable Aggressive Growth Portfolio - Class II	407,243	(282,922)	124,321
ClearBridge Variable Mid Cap Portfolio - Class I	14,292	(3,939)	10,353
ClearBridge Variable Mid Cap Portfolio - Class II	574,885	(314,876)	260,009

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
Delaware VIP® Diversified Income Series - Service Class	8,403,702	(5,218,205)	3,185,497
Delaware VIP® Diversified Income Series - Standard Class	146,040	(41,359)	104,681
Delaware VIP® Emerging Markets Series - Service Class	930,833	(2,987,967)	(2,057,134)
Delaware VIP® Emerging Markets Series - Standard Class	27,830	(86)	27,744
Delaware VIP® High Yield Series - Service Class	806,325	(1,667,785)	(861,460)
Delaware VIP® High Yield Series - Standard Class	126,806	(46,699)	80,107
Delaware VIP® International Value Equity Series - Standard Class	30	(1,950)	(1,920)
Delaware VIP® Limited-Term Diversified Income Series - Service Class	5,120,151	(9,823,959)	(4,703,808)
Delaware VIP® Limited-Term Diversified Income Series - Standard Class	10,764	(13,416)	(2,652)
Delaware VIP® REIT Series - Service Class	872,975	(643,797)	229,178
Delaware VIP® REIT Series - Standard Class	36,335	(41,248)	(4,913)
Delaware VIP® Small Cap Value Series - Service Class	779,017	(1,582,772)	(803,755)
Delaware VIP® Small Cap Value Series - Standard Class	21,400	(29,229)	(7,829)
Delaware VIP® Smid Cap Core Series - Service Class	587,899	(723,954)	(136,055)
Delaware VIP® Smid Cap Core Series - Standard Class	5,076	(30,361)	(25,285)
Delaware VIP® U.S. Growth Series - Service Class	660,947	(1,611,170)	(950,223)
Delaware VIP® Value Series - Service Class	2,195,701	(1,243,543)	952,158
Delaware VIP® Value Series - Standard Class	43,741	(32,716)	11,025
Deutsche Alternative Asset Allocation VIP Portfolio - Class A	13,603	(9,113)	4,490
Deutsche Alternative Asset Allocation VIP Portfolio - Class B	279,735	(475,927)	(196,192)
Deutsche Equity 500 Index VIP Portfolio - Class A	1,686	(50,031)	(48,345)
Deutsche Small Cap Index VIP Portfolio - Class A	2,477	(20,257)	(17,780)
Eaton Vance VT Floating-Rate Income Fund - ADV Class	15,785	(16,330)	(545)
Eaton Vance VT Floating-Rate Income Fund - Initial Class	753,102	(344,226)	408,876
Fidelity® VIP Contrafund® Portfolio - Initial Class	87,989	(484)	87,505
Fidelity® VIP Contrafund® Portfolio - Service Class 2	763,150	(4,280,613)	(3,517,463)
Fidelity® VIP Equity-Income Portfolio - Service Class 2	460	(460)	—
Fidelity® VIP Growth Portfolio - Initial Class	12,103	(74,783)	(62,680)
Fidelity® VIP Growth Portfolio - Service Class 2	1,067,786	(1,265,655)	(197,869)
Fidelity® VIP Mid Cap Portfolio - Initial Class	48,367	(10,386)	37,981
Fidelity® VIP Mid Cap Portfolio - Service Class 2	1,237,223	(2,803,688)	(1,566,465)
Fidelity® VIP Overseas Portfolio - Service Class 2	1,053	(1,053)	—
Fidelity® VIP Strategic Income Portfolio - Initial Class	27,495	(748)	26,747
Fidelity® VIP Strategic Income Portfolio - Service Class 2	668,412	(92,428)	575,984
First Trust Dorsey Wright Tactical Core Portfolio - Class I	514,695	(318,113)	196,582
First Trust Multi Income Allocation Portfolio - Class I	221,638	(38,428)	183,210
First Trust Multi Income Allocation Portfolio - Class II	4,551	—	4,551
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I	716,335	(112,931)	603,404
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class II	7	(47)	(40)
Franklin Founding Funds Allocation VIP Fund - Class 4	225,740	(35,287)	190,453
Franklin Income VIP Fund - Class 1	3,935	(72)	3,863
Franklin Income VIP Fund - Class 2	1,720,941	(4,465,415)	(2,744,474)
Franklin Income VIP Fund - Class 4	813,116	(198,066)	615,050
Franklin Mutual Shares VIP Fund - Class 1	54,848	(2,647)	52,201
Franklin Mutual Shares VIP Fund - Class 2	683,513	(6,932,420)	(6,248,907)
Franklin Mutual Shares VIP Fund - Class 4	211,321	(68,279)	143,042
Franklin Rising Dividends VIP Fund - Class 1	18,569	(3,243)	15,326
Franklin Rising Dividends VIP Fund - Class 4	685,700	(104,245)	581,455
Franklin Small Cap Value VIP Fund - Class 1	2,633	(361)	2,272
Franklin Small Cap Value VIP Fund - Class 4	298,153	(38,532)	259,621
Franklin Small-Mid Cap Growth VIP Fund - Class 1	17,894	(51)	17,843
Franklin Small-Mid Cap Growth VIP Fund - Class 2	2,270	(2,270)	—
Franklin Small-Mid Cap Growth VIP Fund - Class 4	159,950	(58,131)	101,819
Goldman Sachs VIT Government Money Market Fund - Institutional Shares	473,055	(411,352)	61,703
Goldman Sachs VIT Government Money Market Fund - Service Shares	6,277,338	(5,055,418)	1,221,920
Goldman Sachs VIT Large Cap Value Fund - Service Shares	194,729	(944,514)	(749,785)
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares	107,624	(98,514)	9,110
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Institutional Shares	4,075	(1,034)	3,041
Goldman Sachs VIT Strategic Income Fund - Advisor Shares	238,823	(95,582)	143,241
Goldman Sachs VIT Strategic Income Fund - Institutional Shares	2,530	(13)	2,517
Guggenheim VT Long Short Equity	128,284	(136,512)	(8,228)
Guggenheim VT Multi-Hedge Strategies	185,519	(117,764)	67,755

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
Hartford Capital Appreciation HLS Fund - Class IA	—	(226)	(226)
Hartford Capital Appreciation HLS Fund - Class IC	295,764	(79,361)	216,403
Invesco V.I. American Franchise Fund - Series I Shares	7,224	(19,141)	(11,917)
Invesco V.I. American Franchise Fund - Series II Shares	389	(9,444)	(9,055)
Invesco V.I. Balanced-Risk Allocation Fund - Series I Shares	1,470	(3,509)	(2,039)
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	570,379	(112,448)	457,931
Invesco V.I. Comstock Fund - Series I Shares	3,764	(459)	3,305
Invesco V.I. Comstock Fund - Series II Shares	130,188	(41,032)	89,156
Invesco V.I. Core Equity Fund - Series I Shares	9,447	(61,373)	(51,926)
Invesco V.I. Core Equity Fund - Series II Shares	302	(17,832)	(17,530)
Invesco V.I. Diversified Dividend Fund - Series I Shares	2,729	(2,819)	(90)
Invesco V.I. Diversified Dividend Fund - Series II Shares	1,000,341	(164,045)	836,296
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I Shares	2,087	(594)	1,493
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares	702,553	(217,695)	484,858
Invesco V.I. Equity and Income Fund - Series I Shares	1,542	(5)	1,537
Invesco V.I. Equity and Income Fund - Series II Shares	267,160	(52,187)	214,973
Invesco V.I. International Growth Fund - Series I Shares	5,607	(25,959)	(20,352)
Invesco V.I. International Growth Fund - Series II Shares	576,851	(112,115)	464,736
Ivy VIP Asset Strategy Portfolio	226,305	(307,707)	(81,402)
Ivy VIP Energy Portfolio	515,579	(268,552)	247,027
Ivy VIP High Income Portfolio	540,520	(153,297)	387,223
Ivy VIP Micro Cap Growth Portfolio	159,835	(30,388)	129,447
Ivy VIP Mid Cap Growth Portfolio	288,730	(149,555)	139,175
Ivy VIP Science and Technology Portfolio	464,905	(305,668)	159,237
Janus Henderson Balanced Portfolio - Service Shares	72,490	(105,502)	(33,012)
Janus Henderson Enterprise Portfolio - Service Shares	21,899	(17,914)	3,985
Janus Henderson Global Research Portfolio - Service Shares	1,821	(7,506)	(5,685)
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2	212,247	(49,717)	162,530
JPMorgan Insurance Trust Income Builder Portfolio - Class 2	104,086	(11,967)	92,119
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio - Class 1	7,088	(378)	6,710
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio - Class 2	334,064	(43,903)	290,161
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC	631,757	(65,009)	566,748
Lord Abbett Series Fund Developing Growth Portfolio - Class VC	199,810	(112,401)	87,409
Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC	9,219	(100,929)	(91,710)
Lord Abbett Series Fund Short Duration Income Portfolio - Class VC	800,698	(418,237)	382,461
LVIP American Balanced Allocation Fund - Service Class	1,253,644	(102,268)	1,151,376
LVIP American Balanced Allocation Fund - Standard Class	289,196	(613,974)	(324,778)
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class	6,448,463	(802,610)	5,645,853
LVIP American Global Balanced Allocation Managed Risk Fund - Service Class	867,142	(130,083)	737,059
LVIP American Global Balanced Allocation Managed Risk Fund - Standard Class	6,658	(546)	6,112
LVIP American Global Growth Allocation Managed Risk Fund - Service Class	1,303,337	(395,413)	907,924
LVIP American Global Growth Allocation Managed Risk Fund - Standard Class	19,894	(42,002)	(22,108)
LVIP American Global Growth Fund - Service Class II	1,106,000	(941,170)	164,830
LVIP American Global Small Capitalization Fund - Service Class II	297,691	(652,686)	(354,995)
LVIP American Growth Allocation Fund - Service Class	747,853	(134,958)	612,895
LVIP American Growth Allocation Fund - Standard Class	71,288	(5,934)	65,354
LVIP American Growth Fund - Service Class II	1,353,719	(1,225,366)	128,353
LVIP American Growth-Income Fund - Service Class II	1,240,321	(1,002,513)	237,808
LVIP American Income Allocation Fund - Standard Class	4,287	(47)	4,240
LVIP American International Fund - Service Class II	604,819	(963,715)	(358,896)
LVIP American Preservation Fund - Service Class	588,804	(184,360)	404,444
LVIP American Preservation Fund - Standard Class	7,886	(3,946)	3,940
LVIP AQR Enhanced Global Strategies Fund - Service Class	20,265	(267,955)	(247,690)
LVIP AQR Enhanced Global Strategies Fund - Standard Class	6	(1,356)	(1,350)
LVIP Baron Growth Opportunities Fund - Service Class	368,032	(1,508,437)	(1,140,405)
LVIP Baron Growth Opportunities Fund - Standard Class	13,099	(1,327)	11,772
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class	11,870,261	(1,332,403)	10,537,858
LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class	12,937	(893)	12,044
LVIP BlackRock Emerging Markets Managed Volatility Fund - Service Class	2,780,936	(30,403,349)	(27,622,413)
LVIP BlackRock Emerging Markets Managed Volatility Fund - Standard Class	3,757	(21,527)	(17,770)
LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Service Class	7,659,971	(7,878,064)	(218,093)
LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Standard Class	2,545	(12,535)	(9,990)

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class	6,758,538	(102,251)	6,656,287
LVIP BlackRock Inflation Protected Bond Fund - Service Class	5,204,215	(5,647,080)	(442,865)
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	27,305	(11,107)	16,198
LVIP BlackRock Multi-Asset Income Fund - Service Class	366,979	(102,908)	264,071
LVIP BlackRock Multi-Asset Income Fund - Standard Class	6,268	(4,062)	2,206
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class	11,633,966	(264,734)	11,369,232
LVIP BlackRock U.S. Opportunities Managed Volatility Fund - Service Class	1,488,371	(4,453,972)	(2,965,601)
LVIP BlackRock U.S. Opportunities Managed Volatility Fund - Standard Class	15,389	(48,999)	(33,610)
LVIP Blended Core Equity Managed Volatility Fund - Service Class	8,519,947	(553,785)	7,966,162
LVIP Blended Core Equity Managed Volatility Fund - Standard Class	24	(414)	(390)
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class	7,071,603	(852,905)	6,218,698
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	16,398	(15,328)	1,070
LVIP Blended Mid Cap Managed Volatility Fund - Service Class	16,899,721	(1,323,914)	15,575,807
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	4,447	(11)	4,436
LVIP Clarion Global Real Estate Fund - Service Class	856,923	(1,619,276)	(762,353)
LVIP Clarion Global Real Estate Fund - Standard Class	5,151	(3,761)	1,390
LVIP ClearBridge Large Cap Managed Volatility Fund - Service Class	3,645,792	(321,688)	3,324,104
LVIP Delaware Bond Fund - Service Class	22,932,731	(7,701,473)	15,231,258
LVIP Delaware Bond Fund - Standard Class	117,175	(705,877)	(588,702)
LVIP Delaware Diversified Floating Rate Fund - Service Class	5,572,849	(8,113,288)	(2,540,439)
LVIP Delaware Diversified Floating Rate Fund - Standard Class	44,401	(85,289)	(40,888)
LVIP Delaware Social Awareness Fund - Service Class	158,129	(422,065)	(263,936)
LVIP Delaware Social Awareness Fund - Standard Class	5,540	(50,621)	(45,081)
LVIP Delaware Special Opportunities Fund - Service Class	433,190	(453,443)	(20,253)
LVIP Delaware Wealth Builder Fund - Service Class	179,331	(304,710)	(125,379)
LVIP Delaware Wealth Builder Fund - Standard Class	1,795	(31,174)	(29,379)
LVIP Dimensional International Core Equity Fund - Service Class	756,431	(235,950)	520,481
LVIP Dimensional International Core Equity Fund - Standard Class	121,755	(284)	121,471
LVIP Dimensional International Equity Managed Volatility Fund - Service Class	3,953,702	(1,787,259)	2,166,443
LVIP Dimensional International Equity Managed Volatility Fund - Standard Class	11,899	(59,370)	(47,471)
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class	778,230	(261,463)	516,767
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	75,545	(44,344)	31,201
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class	1,261,467	(229,719)	1,031,748
LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class	91,353	(30,616)	60,737
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class	7,080,812	(1,098,693)	5,982,119
LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class	34,280	(141,761)	(107,481)
LVIP Dimensional/Vanguard Total Bond Fund - Service Class	9,493,899	(3,241,182)	6,252,717
LVIP Dimensional/Vanguard Total Bond Fund - Standard Class	208,104	(28,296)	179,808
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class	9,445,890	(5,384,823)	4,061,067
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class	38,975	(33,942)	5,033
LVIP Franklin Templeton Value Managed Volatility Fund - Service Class	8,146,338	(583,363)	7,562,975
LVIP Franklin Templeton Value Managed Volatility Fund - Standard Class	1,019	(1,054)	(35)
LVIP Global Conservative Allocation Managed Risk Fund - Service Class	6,789,190	(8,578,965)	(1,789,775)
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	12,168	(8,798)	3,370
LVIP Global Growth Allocation Managed Risk Fund - Service Class	15,549,587	(49,456,813)	(33,907,226)
LVIP Global Growth Allocation Managed Risk Fund - Standard Class	28	(9,181)	(9,153)
LVIP Global Income Fund - Service Class	4,155,194	(3,883,410)	271,784
LVIP Global Income Fund - Standard Class	58,594	(223)	58,371
LVIP Global Moderate Allocation Managed Risk Fund - Service Class	15,070,709	(34,967,265)	(19,896,556)
LVIP Global Moderate Allocation Managed Risk Fund - Standard Class	13,763	(8,747)	5,016
LVIP Goldman Sachs Income Builder Fund - Service Class	201,832	(75,971)	125,861
LVIP Goldman Sachs Income Builder Fund - Standard Class	1,555	(747)	808
LVIP Government Money Market Fund - Service Class	16,415,574	(18,412,390)	(1,996,816)
LVIP Government Money Market Fund - Standard Class	1,498,438	(1,703,461)	(205,023)
LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Service Class	12,733,476	(194,834)	12,538,642
LVIP Invesco Select Equity Managed Volatility Fund - Service Class	2,021,367	(1,167,776)	853,591
LVIP Invesco Select Equity Managed Volatility Fund - Standard Class	337	(675)	(338)
LVIP JPMorgan High Yield Fund - Service Class	3,490,259	(2,699,092)	791,167
LVIP JPMorgan High Yield Fund - Standard Class	9,244	(206)	9,038
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class	9,672,321	(828,679)	8,843,642
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	6,887	(5,111)	1,776
LVIP Managed Risk Profile 2010 Fund - Service Class	63,051	(45,370)	17,681

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
LVIP Managed Risk Profile 2020 Fund - Service Class	31,908	(91,536)	(59,628)
LVIP Managed Risk Profile 2030 Fund - Service Class	20,490	(139,021)	(118,531)
LVIP Managed Risk Profile 2040 Fund - Service Class	15,895	(172,372)	(156,477)
LVIP MFS International Equity Managed Volatility Fund - Service Class	4,936,132	(978,421)	3,957,711
LVIP MFS International Growth Fund - Service Class	1,242,272	(1,225,235)	17,037
LVIP MFS International Growth Fund - Standard Class	1,973	(1,062)	911
LVIP MFS Value Fund - Service Class	1,445,091	(4,351,013)	(2,905,922)
LVIP MFS Value Fund - Standard Class	3,221	(31)	3,190
LVIP Mondrian International Value Fund - Service Class	1,002,914	(1,937,058)	(934,144)
LVIP Mondrian International Value Fund - Standard Class	22,587	(87,772)	(65,185)
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class	1,030,600	(188,037)	842,563
LVIP Multi-Manager Global Equity Managed Volatility Fund - Standard Class	19,155	—	19,155
LVIP PIMCO Low Duration Bond Fund - Service Class	17,595,764	(4,201,251)	13,394,513
LVIP PIMCO Low Duration Bond Fund - Standard Class	339,142	(67,833)	271,309
LVIP Select Core Equity Managed Volatility Fund - Service Class	3,167,009	(4,439,599)	(1,272,590)
LVIP Select Core Equity Managed Volatility Fund - Standard Class	16,582	(54,970)	(38,388)
LVIP SSGA Bond Index Fund - Service Class	8,617,157	(5,512,816)	3,104,341
LVIP SSGA Bond Index Fund - Standard Class	36,841	(2,306)	34,535
LVIP SSGA Conservative Index Allocation Fund - Service Class	1,385,417	(1,171,555)	213,862
LVIP SSGA Conservative Structured Allocation Fund - Service Class	1,839,366	(1,893,798)	(54,432)
LVIP SSGA Conservative Structured Allocation Fund - Standard Class	3,102	(3,938)	(836)
LVIP SSGA Developed International 150 Fund - Service Class	819,301	(1,793,782)	(974,481)
LVIP SSGA Developed International 150 Fund - Standard Class	9,461	(1,474)	7,987
LVIP SSGA Emerging Markets 100 Fund - Service Class	1,350,400	(2,423,233)	(1,072,833)
LVIP SSGA Emerging Markets 100 Fund - Standard Class	19,102	(15,958)	3,144
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class	2,845,984	(7,963,394)	(5,117,410)
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class	8,270	(5,738)	2,532
LVIP SSGA International Index Fund - Service Class	2,292,494	(1,934,539)	357,955
LVIP SSGA International Index Fund - Standard Class	32,741	(27,516)	5,225
LVIP SSGA International Managed Volatility Fund - Service Class	32,648,299	(934,293)	31,714,006
LVIP SSGA International Managed Volatility Fund - Standard Class	19,771	(2,454)	17,317
LVIP SSGA Large Cap 100 Fund - Service Class	610,617	(2,321,412)	(1,710,795)
LVIP SSGA Large Cap 100 Fund - Standard Class	35,465	(12,198)	23,267
LVIP SSGA Large Cap Managed Volatility Fund - Service Class	7,760,905	(542,171)	7,218,734
LVIP SSGA Large Cap Managed Volatility Fund - Standard Class	2	(4)	(2)
LVIP SSGA Moderate Index Allocation Fund - Service Class	1,680,277	(1,370,028)	310,249
LVIP SSGA Moderate Structured Allocation Fund - Service Class	1,751,153	(4,915,840)	(3,164,687)
LVIP SSGA Moderate Structured Allocation Fund - Standard Class	39	(14)	25
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class	1,017,947	(1,171,251)	(153,304)
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class	1,902,804	(3,454,924)	(1,552,120)
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Standard Class	59,649	—	59,649
LVIP SSGA S&P 500 Index Fund - Service Class	3,395,205	(4,971,052)	(1,575,847)
LVIP SSGA S&P 500 Index Fund - Standard Class	341,653	(276,667)	64,986
LVIP SSGA Small-Cap Index Fund - Service Class	1,280,568	(2,855,490)	(1,574,922)
LVIP SSGA Small-Cap Index Fund - Standard Class	52,665	(31,101)	21,564
LVIP SSGA Small-Mid Cap 200 Fund - Service Class	574,490	(834,073)	(259,583)
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	20,292	(17,147)	3,145
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class	7,252,374	(699,321)	6,553,053
LVIP SSGA SMID Cap Managed Volatility Fund - Standard Class	2,128	(6,045)	(3,917)
LVIP T. Rowe Price Growth Stock Fund - Service Class	1,387,847	(2,902,125)	(1,514,278)
LVIP T. Rowe Price Growth Stock Fund - Standard Class	49,247	(3,271)	45,976
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class	478,679	(617,210)	(138,531)
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	18,386	(18,204)	182
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class	35,795,444	(514,259)	35,281,185
LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class	46	(117)	(71)
LVIP Vanguard Domestic Equity ETF Fund - Service Class	1,895,949	(849,397)	1,046,552
LVIP Vanguard Domestic Equity ETF Fund - Standard Class	17,707	(16,592)	1,115
LVIP Vanguard International Equity ETF Fund - Service Class	1,357,275	(636,917)	720,358
LVIP Vanguard International Equity ETF Fund - Standard Class	17,539	(15,271)	2,268
LVIP VIP Mid Cap Managed Volatility Portfolio - Service Class	1,558,440	(8,616,998)	(7,058,558)
LVIP VIP Mid Cap Managed Volatility Portfolio - Standard Class	149	(9,176)	(9,027)
LVIP Wellington Capital Growth Fund - Service Class	789,399	(1,747,338)	(957,939)

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
LVIP Wellington Capital Growth Fund - Standard Class	506	(506)	—
LVIP Wellington Mid-Cap Value Fund - Service Class	831,316	(655,083)	176,233
LVIP Wellington Mid-Cap Value Fund - Standard Class	22,294	—	22,294
MFS® VIT Growth Series - Initial Class	7,005	(12,322)	(5,317)
MFS® VIT Growth Series - Service Class	968,847	(212,368)	756,479
MFS® VIT Total Return Series - Initial Class	364,452	(389,853)	(25,401)
MFS® VIT Total Return Series - Service Class	2,278,801	(384,131)	1,894,670
MFS® VIT Utilities Series - Initial Class	7,083	(40,503)	(33,420)
MFS® VIT Utilities Series - Service Class	773,097	(1,148,762)	(375,665)
MFS® VIT II Core Equity Portfolio - Service Class	297	(15,526)	(15,229)
MFS® VIT II International Value Portfolio - Initial Class	17,544	(2,567)	14,977
MFS® VIT II International Value Portfolio - Service Class	801,738	(175,357)	626,381
Morgan Stanley VIF Global Infrastructure Portfolio - Class I	2,850	(534)	2,316
Morgan Stanley VIF Global Infrastructure Portfolio - Class II	300,737	(78,119)	222,618
Morgan Stanley VIF Growth Portfolio - Class II	10,059	(13,647)	(3,588)
Neuberger Berman AMT Mid Cap Growth Portfolio - I Class	503	(503)	—
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	40,335	(215,622)	(175,287)
Oppenheimer Global Fund/VA Service Shares	36,709	(43,321)	(6,612)
Oppenheimer International Growth Fund/VA Non-Service Shares	5,018	(5,903)	(885)
Oppenheimer International Growth Fund/VA Service Shares	444,633	(126,082)	318,551
Oppenheimer Main Street Small Cap Fund®/VA Non-Service Shares	36,962	(1,204)	35,758
Oppenheimer Main Street Small Cap Fund®/VA Service Shares	288,018	(50,625)	237,393
PIMCO VIT All Asset All Authority Portfolio - Advisor Class	134,544	(54,849)	79,695
PIMCO VIT All Asset All Authority Portfolio - Institutional Class	57	(13,377)	(13,320)
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class	622,354	(384,925)	237,429
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Institutional Class	14	(379)	(365)
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class	257,694	(127,033)	130,661
PIMCO VIT Emerging Markets Bond Portfolio - Institutional Class	1,562	(39)	1,523
PIMCO VIT Unconstrained Bond Portfolio - Advisor Class	152,456	(74,904)	77,552
PIMCO VIT Unconstrained Bond Portfolio - Institutional Class	1,265	(274)	991
Putnam VT Absolute Return 500 Fund - Class IA	2,594	(3,537)	(943)
Putnam VT Absolute Return 500 Fund - Class IB	61,119	(82,394)	(21,275)
Putnam VT Global Health Care Fund - Class IA	1,185	(971)	214
Putnam VT Global Health Care Fund - Class IB	357,622	(324,771)	32,851
Putnam VT Growth & Income Fund - Class IB	928	(10,080)	(9,152)
Putnam VT Income Fund - Class IB	226,198	(22,566)	203,632
Rational Dividend Capture VA Fund	25,990	(16,606)	9,384
SEI VP Market Growth Strategy Fund - Class III	105,085	(14,448)	90,637
SEI VP Market Plus Strategy Fund - Class III	32,854	(9,216)	23,638
Templeton Foreign VIP Fund - Class 1	105	(84)	21
Templeton Foreign VIP Fund - Class 4	223,136	(115,044)	108,092
Templeton Global Bond VIP Fund - Class 1	10,718	(16,693)	(5,975)
Templeton Global Bond VIP Fund - Class 2	622,887	(3,302,269)	(2,679,382)
Templeton Global Bond VIP Fund - Class 4	784,925	(272,185)	512,740
Templeton Growth VIP Fund - Class 2	141,762	(359,542)	(217,780)
Transparent Value Directional Allocation VI Portfolio - Class I	4	(3,438)	(3,434)
Transparent Value Directional Allocation VI Portfolio - Class II	20,391	(833,523)	(813,132)
VanEck VIP Global Hard Assets Fund - Class S Shares	303,626	(121,705)	181,921
VanEck VIP Global Hard Assets Fund - Initial Class Shares	12	(3,465)	(3,453)
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares	474,176	(124,090)	350,086
Virtus Rampart Equity Trend Series - Class A Shares	19,474	(262,721)	(243,247)

7. Subsequent Event

Management evaluated subsequent events through the date these financial statements were issued and determined there were no additional matters to be disclosed.

Report of Independent Registered Public Accounting Firm

To the Stockholders and Board of Directors of The Lincoln National Life Insurance Company and

Contract Owners of Lincoln Life Variable Annuity Account N

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Lincoln Life Variable Annuity Account N ("Variable Account"), comprised of the subaccounts described in the related appendix to this opinion (collectively referred to as the "subaccounts"), as of December 31, 2017, and the related statement of operations and the statements of changes in net assets for the periods indicated in the appendix to this opinion, and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts constituting Lincoln Life Variable Annuity Account N at December 31, 2017, the results of its operations and changes in net assets for the periods indicated in the appendix to this opinion, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on the subaccounts' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Variable Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Variable Account is not required to have, nor were we engaged to perform, an audit of the Variable Account's internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Variable Account's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2017, by correspondence with the fund company. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

Ernst & Young

We have served as the Variable Account's Auditor since 1998.
Philadelphia, Pennsylvania
April 11, 2018

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
Invesco V.I. American Franchise Fund - Series I Shares	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Invesco V.I. American Franchise Fund - Series II Shares	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Invesco V.I. Balanced-Risk Allocation Fund - Series I Shares	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Invesco V.I. Comstock Fund - Series I Shares	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Invesco V.I. Comstock Fund - Series II Shares	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Invesco V.I. Core Equity Fund - Series I Shares	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Invesco V.I. Core Equity Fund - Series II Shares	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Invesco V.I. Diversified Dividend Fund - Series I Shares	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Invesco V.I. Diversified Dividend Fund - Series II Shares	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I Shares	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Invesco V.I. Equity and Income Fund - Series II Shares	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Invesco V.I. International Growth Fund - Series I Shares	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Invesco V.I. International Growth Fund - Series II Shares	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
AB VPS Global Thematic Growth Portfolio - Class B	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
AB VPS Growth and Income Portfolio - Class B	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
AB VPS International Value Portfolio - Class B	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
AB VPS Large Cap Growth Portfolio - Class B	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
AB VPS Small/Mid Cap Value Portfolio - Class A	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
AB VPS Small/Mid Cap Value Portfolio - Class B	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
ALPS/Alerian Energy Infrastructure Portfolio - Class I	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
ALPS/Alerian Energy Infrastructure Portfolio - Class III	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
ALPS/Red Rocks Listed Private Equity Portfolio - Class III	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
ALPS/Stadion Core ETF Portfolio - Class I	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
ALPS/Stadion Core ETF Portfolio - Class III	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
ALPS/Stadion Tactical Growth Portfolio - Class III	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
American Funds Asset Allocation Fund - Class 1	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
American Funds Asset Allocation Fund - Class 4	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
American Funds Blue Chip Income and Growth Fund - Class 1	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
American Funds Blue Chip Income and Growth Fund - Class 4	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
American Funds Bond Fund - Class 1	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
American Funds Capital Income Builder® - Class 1	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
American Funds Capital Income Builder® - Class 4	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
American Funds Global Balanced Fund - Class 1	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
American Funds Global Bond Fund - Class 1	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
American Funds Global Growth and Income Fund - Class 1	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
American Funds Global Growth Fund - Class 1	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
American Funds Global Growth Fund - Class 2	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
American Funds Global Growth Fund - Class 4	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
American Funds Global Small Capitalization Fund - Class 1	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
American Funds Global Small Capitalization Fund - Class 2	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
American Funds Global Small Capitalization Fund - Class 4	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
American Funds Growth Fund - Class 1	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
American Funds Growth Fund - Class 2	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
American Funds Growth Fund - Class 4	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
American Funds Growth-Income Fund - Class 1	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
American Funds Growth-Income Fund - Class 2	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
American Funds Growth-Income Fund - Class 4	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
American Funds High-Income Bond Fund - Class 1	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
American Funds International Fund - Class 1	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
American Funds International Fund - Class 2	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
American Funds International Fund - Class 4	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
American Funds International Growth and Income Fund - Class 1	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
American Funds Managed Risk Asset Allocation Fund - Class P1	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
American Funds Managed Risk Asset Allocation Fund - Class P2	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
American Funds Managed Risk Blue Chip Income and Growth Fund - Class P1	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
American Funds Managed Risk Growth Fund - Class P1	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
American Funds Managed Risk Growth-Income Fund - Class P1	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
American Funds Managed Risk International Fund - Class P1	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
American Funds Mortgage Fund - Class 1	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
American Funds Mortgage Fund - Class 4	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
American Funds New World Fund® - Class 1	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
American Funds New World Fund® - Class 4	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
American Funds U.S. Government/AAA-Rated Securities Fund - Class 1	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
BlackRock Global Allocation V.I. Fund - Class I	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
BlackRock Global Allocation V.I. Fund - Class III	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
BlackRock iShares® Alternative Strategies V.I. Fund - Class III	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Columbia VP Strategic Income Fund - Class 1	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Delaware VIP® Diversified Income Series - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Delaware VIP® Diversified Income Series - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
Delaware VIP® Emerging Markets Series - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Delaware VIP® High Yield Series - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Delaware VIP® High Yield Series - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Delaware VIP® International Value Equity Series - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Delaware VIP® Limited-Term Diversified Income Series - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Delaware VIP® Limited-Term Diversified Income Series - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Delaware VIP® REIT Series - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Delaware VIP® REIT Series - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Delaware VIP® Small Cap Value Series - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Delaware VIP® Small Cap Value Series - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Delaware VIP® Smid Cap Core Series - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Delaware VIP® Smid Cap Core Series - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Delaware VIP® U.S. Growth Series - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Delaware VIP® U.S. Growth Series - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Delaware VIP® Value Series - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Delaware VIP® Value Series - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Deutsche Equity 500 Index VIP Portfolio - Class A	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Deutsche Small Cap Index VIP Portfolio - Class A	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Deutsche Alternative Asset Allocation VIP Portfolio - Class A	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Deutsche Alternative Asset Allocation VIP Portfolio - Class B	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Eaton Vance VT Floating-Rate Income Fund - ADV Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Eaton Vance VT Floating-Rate Income Fund - Initial Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Fidelity® VIP Contrafund® Portfolio - Initial Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
Fidelity® VIP Contrafund® Portfolio - Service Class 2	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Fidelity® VIP Growth Portfolio - Initial Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Fidelity® VIP Growth Portfolio - Service Class 2	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Fidelity® VIP Mid Cap Portfolio - Initial Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Fidelity® VIP Mid Cap Portfolio - Service Class 2	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Fidelity® VIP Overseas Portfolio - Service Class 2	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Fidelity® VIP Strategic Income Portfolio - Initial Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Fidelity® VIP Strategic Income Portfolio - Service Class 2	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
First Trust Multi Income Allocation Portfolio - Class I	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class II	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Franklin Founding Funds Allocation VIP Fund - Class 4	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Franklin Income VIP Fund - Class 1	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Franklin Income VIP Fund - Class 2	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Franklin Income VIP Fund - Class 4	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Franklin Mutual Shares VIP Fund - Class 1	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Franklin Mutual Shares VIP Fund - Class 2	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Franklin Mutual Shares VIP Fund - Class 4	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Franklin Rising Dividends VIP Fund - Class 1	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Franklin Rising Dividends VIP Fund - Class 4	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Franklin Small Cap Value VIP Fund - Class 1	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Franklin Small Cap Value VIP Fund - Class 4	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Franklin Small-Mid Cap Growth VIP Fund - Class 1	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
Franklin Small-Mid Cap Growth VIP Fund - Class 4	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Templeton Foreign VIP Fund - Class 1	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Templeton Foreign VIP Fund - Class 4	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Templeton Global Bond VIP Fund - Class 1	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Templeton Global Bond VIP Fund - Class 2	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Templeton Global Bond VIP Fund - Class 4	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Templeton Growth VIP Fund - Class 2	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Goldman Sachs VIT Government Money Market Fund - Institutional Shares	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Goldman Sachs VIT Government Money Market Fund - Service Shares	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Goldman Sachs VIT Large Cap Value Fund - Service Shares	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Institutional Shares	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Goldman Sachs VIT Strategic Income Fund - Advisor Shares	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Hartford Capital Appreciation HLS Fund - Class IA	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Hartford Capital Appreciation HLS Fund - Class IC	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Ivy VIP Asset Strategy Portfolio	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Ivy VIP Energy Portfolio	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Ivy VIP High Income Portfolio	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Ivy VIP Micro Cap Growth Portfolio	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Ivy VIP Mid Cap Growth Portfolio	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Ivy VIP Science and Technology Portfolio	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Janus Henderson Balanced Portfolio - Service Shares	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
Janus Henderson Enterprise Portfolio - Service Shares	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Janus Henderson Global Research Portfolio - Service Shares	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
JPMorgan Insurance Trust Income Builder Portfolio - Class 2	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
ClearBridge Variable Aggressive Growth Portfolio - Class I	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
ClearBridge Variable Aggressive Growth Portfolio - Class II	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
ClearBridge Variable Mid Cap Portfolio - Class I	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
ClearBridge Variable Mid Cap Portfolio - Class II	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP American Balanced Allocation Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP American Balanced Allocation Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP American Global Balanced Allocation Managed Risk Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP American Global Balanced Allocation Managed Risk Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP American Global Growth Allocation Managed Risk Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP American Global Growth Allocation Managed Risk Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP American Global Growth Fund - Service Class II	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP American Global Small Capitalization Fund - Service Class II	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP American Growth Allocation Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP American Growth Allocation Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP American Growth Fund - Service Class II	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP American Growth-Income Fund - Service Class II	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
LVIP American Income Allocation Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP American International Fund - Service Class II	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP American Preservation Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP American Preservation Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Baron Growth Opportunities Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Baron Growth Opportunities Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP BlackRock Inflation Protected Bond Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP BlackRock Multi-Asset Income Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP BlackRock Multi-Asset Income Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Blended Core Equity Managed Volatility Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Blended Core Equity Managed Volatility Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Blended Mid Cap Managed Volatility Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Clarion Global Real Estate Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Clarion Global Real Estate Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
LVIP ClearBridge Large Cap Managed Volatility Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Delaware Bond Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Delaware Bond Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Delaware Diversified Floating Rate Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Delaware Diversified Floating Rate Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Delaware Social Awareness Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Delaware Social Awareness Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Delaware Special Opportunities Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Delaware Wealth Builder Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Delaware Wealth Builder Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Dimensional International Core Equity Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Dimensional International Core Equity Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Dimensional International Equity Managed Volatility Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Dimensional International Equity Managed Volatility Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Dimensional/Vanguard Total Bond Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Dimensional/Vanguard Total Bond Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Franklin Templeton Value Managed Volatility Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Franklin Templeton Value Managed Volatility Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Global Conservative Allocation Managed Risk Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Global Growth Allocation Managed Risk Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Global Growth Allocation Managed Risk Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Global Income Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Global Income Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Global Moderate Allocation Managed Risk Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Global Moderate Allocation Managed Risk Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Goldman Sachs Income Builder Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Goldman Sachs Income Builder Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Government Money Market Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Government Money Market Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Invesco Select Equity Managed Volatility Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Invesco Select Equity Managed Volatility Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP JPMorgan High Yield Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP JPMorgan High Yield Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Managed Risk Profile 2010 Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Managed Risk Profile 2020 Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Managed Risk Profile 2030 Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Managed Risk Profile 2040 Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP MFS International Equity Managed Volatility Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP MFS International Growth Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP MFS International Growth Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP MFS Value Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP MFS Value Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Mondrian International Value Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Mondrian International Value Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP PIMCO Low Duration Bond Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP PIMCO Low Duration Bond Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Select Core Equity Managed Volatility Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Select Core Equity Managed Volatility Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP SSGA Bond Index Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP SSGA Bond Index Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP SSGA Conservative Index Allocation Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP SSGA Conservative Structured Allocation Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
LVIP SSGA Conservative Structured Allocation Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP SSGA Developed International 150 Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP SSGA Developed International 150 Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP SSGA Emerging Markets 100 Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP SSGA Emerging Markets 100 Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP SSGA International Index Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP SSGA International Index Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP SSGA International Managed Volatility Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP SSGA Large Cap 100 Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP SSGA Large Cap 100 Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP SSGA Large Cap Managed Volatility Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP SSGA Large Cap Managed Volatility Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP SSGA Moderate Index Allocation Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP SSGA Moderate Structured Allocation Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP SSGA Moderate Structured Allocation Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP SSGA S&P 500 Index Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP SSGA S&P 500 Index Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP SSGA Small-Cap Index Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
LVIP SSGA Small-Cap Index Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP SSGA Small-Mid Cap 200 Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP SSGA SMID Cap Managed Volatility Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP T. Rowe Price Growth Stock Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP T. Rowe Price Growth Stock Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Vanguard Domestic Equity ETF Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Vanguard Domestic Equity ETF Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Vanguard International Equity ETF Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Vanguard International Equity ETF Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Wellington Capital Growth Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Wellington Mid-Cap Value Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Lord Abbett Series Fund Developing Growth Portfolio - Class VC	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Lord Abbett Series Fund Short Duration Income Portfolio - Class VC	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
MFS® VIT Growth Series - Initial Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
MFS® VIT Growth Series - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
MFS® VIT Total Return Series - Initial Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
MFS® VIT Total Return Series - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
MFS® VIT Utilities Series - Initial Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
MFS® VIT Utilities Series - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
MFS® VIT II Core Equity Portfolio - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
MFS® VIT II International Value Portfolio - Initial Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
MFS® VIT II International Value Portfolio - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Morgan Stanley VIF Global Infrastructure Portfolio - Class I	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Morgan Stanley VIF Global Infrastructure Portfolio - Class II	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Morgan Stanley VIF Growth Portfolio - Class II	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Rational Dividend Capture VA Fund	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Oppenheimer Global Fund/VA Service Shares	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Oppenheimer International Growth Fund/VA Non-Service Shares	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Oppenheimer International Growth Fund/VA Service Shares	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Oppenheimer Main Street Small Cap Fund®/VA Non-Service Shares	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Oppenheimer Main Street Small Cap Fund®/VA Service Shares	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
PIMCO VIT All Asset All Authority Portfolio - Advisor Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
PIMCO VIT All Asset All Authority Portfolio - Institutional Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Institutional Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
PIMCO VIT Emerging Markets Bond Portfolio - Institutional Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
PIMCO VIT Unconstrained Bond Portfolio - Advisor Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
PIMCO VIT Unconstrained Bond Portfolio - Institutional Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Putnam VT Absolute Return 500 Fund - Class IB	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Putnam VT Global Health Care Fund - Class IA	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Putnam VT Global Health Care Fund - Class IB	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Putnam VT Income Fund - Class IB	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Guggenheim VT Long Short Equity	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Guggenheim VT Multi-Hedge Strategies	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
SEI VP Market Growth Strategy Fund - Class III	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
SEI VP Market Plus Strategy Fund - Class III	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
VanEck VIP Global Hard Assets Fund - Class S Shares	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
VanEck VIP Global Hard Assets Fund - Initial Class Shares	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class I Shares	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Virtus Rampart Equity Trend Series - Class A Shares	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Delaware VIP® Emerging Markets Series - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period from January 5, 2016 through December 31, 2016
American Century VP Inflation Protection Fund - Class II	As of December 31, 2017	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period from January 22, 2016 through December 31, 2016
ALPS/Red Rocks Listed Private Equity Portfolio - Class I	As of December 31, 2017	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period from March 7, 2016 through December 31, 2016
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period from January 29, 2016 through December 31, 2016
LVIP Wellington Mid-Cap Value Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period from January 19, 2016 through December 31, 2016

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
LVIP SSGA International Managed Volatility Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period from November 15, 2016 through December 31, 2016
LVIP Multi-Manager Global Equity Managed Volatility Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period from October 20, 2016 through December 31, 2016
First Trust Dorsey Wright Tactical Core Portfolio - Class I	As of December 31, 2017	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period from March 11, 2016 through December 31, 201
Invesco V.I. Equity and Income Fund - Series I Shares	As of December 31, 2017	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period from November 11, 2016 through December 31, 2016
Goldman Sachs VIT Strategic Income Fund - Institutional Shares	As of December 31, 2017	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period from September 28, 2016 through December 31, 2016
First Trust Multi Income Allocation Portfolio - Class II	As of December 31, 2017	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period from November 28, 2016 through December 31, 2016
BlackRock iShares® Alternative Strategies V.I. Fund - Class I	As of December 31, 2017	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period from March 16, 2016 through December 31, 2016
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period from March 28, 2016 through December 31, 2016
American Century VP Balanced Fund - Class II	As of December 31, 2017	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period from May 25, 2016 through December 31, 2016
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period from June 14, 2016 through December 31, 2016
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period from June 13, 2016 through December 31, 2016
LVIP JPMorgan Retirement Income Fund - Standard Class	As of December 31, 2017	For the period from July 6, 2017 through December 31, 2017
American Century VP Balanced Fund - Class I	As of December 31, 2017	For the period from March 28, 2017 through December 31, 2017
LVIP JPMorgan Retirement Income Fund - Service Class	As of December 31, 2017	For the period from June 7, 2017 through December 31, 2017
LVIP Wellington Capital Growth Fund - Standard Class	As of December 31, 2017	For the period from January 26, 2017 through December 31, 2017
LVIP BlackRock Scientific Allocation Fund - Service Class	As of December 31, 2017	For the period from May 30, 2017 through December 31, 2017
JPMorgan Insurance Trust Core Bond Portfolio - Class 1	As of December 31, 2017	For the period from April 4, 2017 through December 31, 2017
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Standard Class	As of December 31, 2017	For the period from December 19, 2017 through December 31, 2017
Putnam VT Absolute Return 500 Fund - Class IA	As of December 31, 2017	For the period from July 24, 2017 through December 31, 2017

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
Virtus Rampart Equity Trend Series - Class I Shares	As of December 31, 2017	For the period from April 4, 2017 through December 31, 2017
JPMorgan Insurance Trust Income Builder Portfolio - Class 1	As of December 31, 2017	For the period from May 10, 2017 through December 31, 2017
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2	As of December 31, 2017	For the period from January 17, 2017 through December 31, 2017
JPMorgan Insurance Trust Core Bond Portfolio - Class 2	As of December 31, 2017	For the period from January 9, 2017 through December 31, 2017
Putnam VT George Putnam Balanced Fund - Class IB	As of December 31, 2017	For the period from January 12, 2017 through December 31, 2017
Columbia VP Strategic Income Fund - Class 2	As of December 31, 2017	For the period from January 11, 2017 through December 31, 2017
LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class	As of December 31, 2017	For the period from June 6, 2017 through December 31, 2017
LVIP SSGA Moderate Index Allocation Fund - Standard Class	As of December 31, 2017	For the period from November 10, 2017 through December 31, 2017
Columbia VP Emerging Markets Bond Fund - Class 2	As of December 31, 2017	For the period from January 12, 2017 through December 31, 2017
LVIP SSGA Mid-Cap Index Fund - Standard Class	As of December 31, 2017	For the period from January 31, 2017 through December 31, 2017
LVIP SSGA Mid-Cap Index Fund - Service Class	As of December 31, 2017	For the period from January 10, 2017 through December 31, 2017
Columbia VP Commodity Strategy Fund - Class 2	As of December 31, 2017	For the period from February 6, 2017 through December 31, 2017
Putnam VT George Putnam Balanced Fund - Class IA	As of December 31, 2017	For the period from July 17, 2017 through December 31, 2017
Columbia VP Emerging Markets Bond Fund - Class 1	As of December 31, 2017	For the period from April 6, 2017 through December 31, 2017
Columbia VP Commodity Strategy Fund - Class 1	As of December 31, 2017	For the period from February 16, 2017 through December 31, 2017
American Funds Asset Allocation Fund - Class 1A	As of December 31, 2017	For the period from April 13, 2017 through December 31, 2017
American Funds Blue Chip Income and Growth Fund - Class 1A	As of December 31, 2017	For the period from February 24, 2017 through December 31, 2017
American Funds Capital Income Builder® - Class 1A	As of December 31, 2017	For the period from February 24, 2017 through December 31, 2017
American Funds Global Growth Fund - Class 1A	As of December 31, 2017	For the period from February 24, 2017 through December 31, 2017
American Funds Global Small Capitalization Fund - Class 1A	As of December 31, 2017	For the period from February 24, 2017 through December 31, 2017
American Funds Growth Fund - Class 1A	As of December 31, 2017	For the period from February 24, 2017 through December 31, 2017
American Funds Growth-Income Fund - Class 1A	As of December 31, 2017	For the period from February 24, 2017 through December 31, 2017
American Funds International Fund - Class 1A	As of December 31, 2017	For the period from February 21, 2017 through December 31, 2017

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
American Funds Mortgage Fund - Class 1A	As of December 31, 2017	For the period from February 10, 2017 through December 31, 2017
American Funds New World Fund® - Class 1A	As of December 31, 2017	For the period from February 10, 2017 through December 31, 2017
American Funds Bond Fund - Class 1A	As of December 31, 2017	For the period from March 20, 2017 through December 31, 2017
American Funds Global Balanced Fund - Class 1A	As of December 31, 2017	For the period from July 25, 2017 through December 31, 2017
American Funds Global Bond Fund - Class 1A	As of December 31, 2017	For the period from June 27, 2017 through December 31, 2017
American Funds Global Growth and Income Fund - Class 1A	As of December 31, 2017	For the period from July 28, 2017 through December 31, 2017
American Funds High-Income Bond Fund - Class 1A	As of December 31, 2017	For the period from February 10, 2017 through December 31, 2017
American Funds International Growth and Income Fund - Class 1A	As of December 31, 2017	For the period from March 30, 2017 through December 31, 2017
American Funds U.S. Government/AAA-Rated Securities Fund - Class 1A	As of December 31, 2017	For the period from May 30, 2017 through December 31, 2017
Lincoln iShares® U.S. Moderate Allocation Fund - Standard Class	As of December 31, 2017	For the period from May 18, 2017 through December 31, 2017
Lincoln iShares® Global Growth Allocation Fund - Standard Class	As of December 31, 2017	For the period from May 30, 2017 through December 31, 2017
American Century VP Large Company Value Fund - Class II	As of December 31, 2017	For the period from June 7, 2017 through December 31, 2017
American Century VP Large Company Value Fund - Class I	As of December 31, 2017	For the period from June 27, 2017 through December 31, 2017
ClearBridge Variable Large Cap Growth Portfolio - Class II	As of December 31, 2017	For the period from May 25, 2017 through December 31, 2017
ClearBridge Variable Large Cap Growth Portfolio - Class I	As of December 31, 2017	For the period from July 6, 2017 through December 31, 2017
QS Variable Conservative Growth - Class II	As of December 31, 2017	For the period from June 26, 2017 through December 31, 2017
Putnam VT Equity Income Fund - Class IB	As of December 31, 2017	For the period from May 12, 2017 through December 31, 2017
LVIP Western Asset Core Bond Fund - Standard Class	As of December 31, 2017	For the period from June 5, 2017 through December 31, 2017
LVIP Western Asset Core Bond Fund - Service Class	As of December 31, 2017	For the period from May 22, 2017 through December 31, 2017
Ivy VIP High Income Portfolio - Class I	As of December 31, 2017	For the period from July 21, 2017 through December 31, 2017
Ivy VIP Micro Cap Growth Portfolio - Class I	As of December 31, 2017	For the period from August 22, 2017 through December 31, 2017
Ivy VIP Mid Cap Growth Portfolio - Class I	As of December 31, 2017	For the period from July 24, 2017 through December 31, 2017
Ivy VIP Science and Technology Portfolio - Class I	As of December 31, 2017	For the period from September 11, 2017 through December 31, 2017

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio - Class 1	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio - Class 2	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP AQR Enhanced Global Strategies Fund - Service Class	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2016	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2016	For the year ended December 31, 2016 (the fund ceased to be available as an investment option to Variable Account contract owners during 2016)
LVIP AQR Enhanced Global Strategies Fund - Standard Class	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2016	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2016	For the year ended December 31, 2016 (the fund ceased to be available as an investment option to Variable Account contract owners during 2016)
LVIP BlackRock Emerging Markets Managed Volatility Fund - Service Class	N/A - the fund merged into LVIP SSGA International Managed Volatility Fund - Service Class during 2016	N/A - the fund merged into LVIP SSGA International Managed Volatility Fund - Service Class during 2016	For the year ended December 31, 2016 (the fund merged into LVIP SSGA International Managed Volatility Fund - Service Class during 2016)
LVIP BlackRock Emerging Markets Managed Volatility Fund - Standard Class	N/A - the fund merged into LVIP SSGA International Managed Volatility Fund - Standard Class during 2016	N/A - the fund merged into LVIP SSGA International Managed Volatility Fund - Standard Class during 2016	For the year ended December 31, 2016 (the fund merged into LVIP SSGA International Managed Volatility Fund - Standard Class during 2016)
LVIP BlackRock U.S. Opportunities Managed Volatility Fund - Service Class	N/A - the fund merged into LVIP Blended Mid Cap Managed Volatility Fund - Service Class during 2016	N/A - the fund merged into LVIP Blended Mid Cap Managed Volatility Fund - Service Class during 2016	For the year ended December 31, 2016 (the fund merged into LVIP Blended Mid Cap Managed Volatility Fund - Service Class during 2016)
LVIP BlackRock U.S. Opportunities Managed Volatility Fund - Standard Class	N/A - the fund merged into LVIP Blended Mid Cap Managed Volatility Fund - Standard Class during 2016	N/A - the fund merged into LVIP Blended Mid Cap Managed Volatility Fund - Standard Class during 2016	For the year ended December 31, 2016 (the fund merged into LVIP Blended Mid Cap Managed Volatility Fund - Standard Class during 2016)
LVIP VIP Mid Cap Managed Volatility Portfolio - Service Class	N/A - the fund merged into LVIP Blended Mid Cap Managed Volatility Fund - Service Class during 2016	N/A - the fund merged into LVIP Blended Mid Cap Managed Volatility Fund - Service Class during 2016	For the year ended December 31, 2016 (the fund merged into LVIP Blended Mid Cap Managed Volatility Fund - Service Class during 2016)
LVIP VIP Mid Cap Managed Volatility Portfolio - Standard Class	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2016	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2016	For the year ended December 31, 2016 (the fund ceased to be available as an investment option to Variable Account contract owners during 2016)
Putnam VT Growth & Income Fund - Class IB	N/A - the fund merged into Putnam VT Equity Income Fund - Class IB during 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Transparent Value Directional Allocation VI Portfolio - Class I	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2016	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2016	For the year ended December 31, 2016 (the fund ceased to be available as an investment option to Variable Account contract owners during 2016)
Transparent Value Directional Allocation VI Portfolio - Class II	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2016	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2016	For the year ended December 31, 2016 (the fund ceased to be available as an investment option to Variable Account contract owners during 2016)

Lincoln Life Variable Annuity Account N
PART C - OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(a) List of Financial Statements
1. Part A
The Table of Condensed Financial Information is included in Part A of this Registration Statement.
2. Part B
The following financial statements for the Variable Account are included in Part B of this Registration Statement:
Statement of Assets and Liabilities - December 31, 2017
Statement of Operations - Year ended December 31, 2017
Statements of Changes in Net Assets - Years ended December 31, 2017 and 2016
Notes to Financial Statements - December 31, 2017
Report of Independent Registered Public Accounting Firm
3. Part B
The following consolidated financial statements for The Lincoln National Life Insurance Company are included in Part B of this Registration Statement:
Consolidated Balance Sheets - Years ended December 31, 2017 and 2016
Consolidated Statements of Comprehensive Income (Loss) - Years ended December 31, 2017, 2016 and 2015
Consolidated Statements of Stockholder’s Equity - Years ended December 31, 2017, 2016 and 2015
Consolidated Statements of Cash Flows - Years ended December 31, 2017, 2016 and 2015
Notes to Consolidated Financial Statements - December 31, 2017
Report of Independent Registered Public Accounting Firm
(b) List of Exhibits
(1) Resolutions of the Board of Directors of The Lincoln National Life Insurance Company establishing Separate Account N incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-40937) filed on November 25, 1997.
(2) None
(3)(a) Selling Group Agreement incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-40937) filed on April 29, 1999.
(b) Amendment to Selling Group Agreement incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-40937) filed on April 29, 1999.
(c) Amendment to Schedule A of Selling Group Agreement dated February 14, 2000 incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-40937) filed on April 19, 2000.
(d) Selling Group Agreement for ChoicePlus Assurance incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-36316) filed on April 20, 2004.
(e) ChoicePlus Selling Agreement with Affiliates incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-36316) filed on April 20, 2004.
(f) Amended and Restated Principal Underwriting Agreement dated May 1, 2007 between The Lincoln National Life Insurance Company and Lincoln Financial Distributors, Inc. incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 333-61554) filed on December 18, 2007.
(4)(a) ChoicePlus Access Variable Annuity Contract incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-36316) filed on July 19, 2000.
(b) ChoicePlus Access Estate Enhancement Benefit Rider incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-40937) filed on April 12, 2001.

(c) ChoicePlus Access and ChoicePlus II Access Income4Life Solution (IRA) Rider incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-36316) filed on April 10, 2002.
(d) ChoicePlus Access and ChoicePlus II Access Income4Life Solution (NQ) Rider incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-36316) filed on April 10, 2002.
(e) ChoicePlus II Access Annuity Contract (30070-B) incorporated by reference to Post-Effective Amendment No. 4 (File No. 333-36316) filed on August 8, 2001.
(f) ChoicePlus II Access Annuity Payment Option Rider incorporated by reference to Post-Effective Amendment No. 4 (File No. 333-36316) filed on August 8, 2001.
(g) ChoicePlus II Access Interest Adjusted Fixed Account Rider incorporated by reference to Post-Effective Amendment No. 4 (File No. 333-36316) filed on August 8, 2001.
(h) ChoicePlus II Access 1% Step-up Death Benefit Rider incorporated by reference to Post-Effective Amendment No. 4 (File No. 333-36316) filed on August 8, 2001.
(i) ChoicePlus II Access Estate Enhancement Benefit Rider incorporated by reference to Post-Effective Amendment No. 4 (File No. 333-36316) filed on August 8, 2001.
(j) ChoicePlus II Access 1% Estate Enhancement Benefit Rider incorporated by reference to Post-Effective Amendment No. 4 (File No. 333-36316) filed on August 8, 2001.
(k) Variable Annuity Income Rider (I4LA-NQ) incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-36316) filed on October 11, 2002.
(l) Accumulation Benefit Enhancement Rider (ABE) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-36316) filed on April 10, 2002.
(m) Estate Enhancement Benefit Rider with 5% Step-up Death Benefit incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-36316) filed on April 10, 2002.
(n) Variable Annuity Income Rider (I4LA-Q) incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-36316) filed on October 11, 2002.
(o) Amendment for IRA Retirement Plan (AE-283) incorporated herein by reference to Post-Effective Amendment No. 63 (File No. 333-40937) filed on April 12, 2016.
(p) Amendment for Roth IRA Retirement Plan (AE-284) incorporated herein by reference to Post-Effective Amendment No. 63 (File No. 333-40937) filed on April 12, 2016.
(q) Contract Benefit Data (I4LA-CB 8/02) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-36316) filed on April 22, 2003.
(r) Contract Benefit Data (I4LA-CB-PR) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-36316) filed on April 22, 2003.
(s) Variable Annuity Income Rider (I4LA-Q) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-36316) filed on April 22, 2003.
(t) Variable Annuity Income Rider (I4LA-NQ) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-36316) filed on April 22, 2003.
(u) Variable Annuity Income Rider (I4LA-NQ 10/02) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-36316) filed on April 22, 2003.
(v) Variable Annuity Income Rider (I4LA-Q-PR) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-36316) filed on April 22, 2003.
(w) Variable Annuity Income Rider (I4LA-NQ-PR) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-36316) filed on April 22, 2003.
(x) Variable Annuity Rider (32793) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-36316) filed on April 22, 2003.
(y) ABE prorate Rider incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-36316) filed on April 22, 2003.
(z) 1% step-up and EEB prorate Rider incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-36316) filed on April 22, 2003.
B-2

(a-2) EEB prorate Rider incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-36316) filed on April 22, 2003.
(b-2) 1% step-up and DB prorate Rider incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-36316) filed on April 22, 2003.
(c-2) EGMDB prorate Rider incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-36316) filed on April 22, 2003.
(d-2) GOP prorate Rider incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-36316) filed on April 22, 2003.
(e-2) Variable Annuity Income Rider (I4L-NQ-PR 8/03) incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-36316) filed on April 20, 2004.
(f-2) Variable Annuity Income Rider (I4L-NQ 8/03) incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-36316) filed on April 20, 2004.
(g-2) Variable Annuity Income Rider (I4L-Q-PR 8/03) incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-36316) filed on April 20, 2004.
(h-2) Variable Annuity Income Rider (I4L-Q- 8/03) incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-36316) filed on April 20, 2004.
(i-2) Variable Annuity Rider (32793 HWM 4/04) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-35784) filed on June 9, 2004.
(j-2) Persistency Credit Rider incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 8, 2001.
(k-2) Variable Annuity Income Rider (i4LA-NQ 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.
(l-2) Variable Annuity Income Rider (i4LA-Q 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.
(m-2) Variable Annuity Income Rider (i4LA-NQ-PR 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.
(n-2) Variable Annuity Income Rider (i4LA-Q-PR 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.
(o-2) Guaranteed Income Later Rider (4LATER 2/06) incorporated herein by reference to Post-Effective Amendment No. 23 (File No. 333-36316) filed on April 4, 2006.
(p-2) Guaranteed Income Benefit Rider (GIB 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.
(q-2) Guaranteed Income Benefit Rider (IGIB 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.
(r-2) Contract Benefit Data (CBD 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.
(s-2) Allocation Amendment (AR503 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.
(t-2) Variable Annuity Payment Option Rider (I4LA-Q 1/06) incorporated herein by reference to Post- Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.
(u-2) Variable Annuity Payment Option Rider (I4LA-NQ 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.
(v-2) Variable Annuity Rider (32793 7/06) incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36316) filed on December 21, 2006.
(w-2) Variable Annuity Payment Option Rider (I4LA-Q 1/07) incorporated herein by reference to Post-Effective Amendment No. 31 (File No. 333-36316) filed on April 17, 2007.
(x-2) Variable Annuity Death Benefit Rider (DB-3 1/06) incorporated herein by reference to Post-Effective Amendment No. 31 (File No. 333-36316) filed on April 17, 2007.
B-3

(y-2) Variable Annuity Living Benefits Rider (AR-512 2/08) incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 333-61554) filed on December 18, 2007.
(z-2) Variable Annuity Living Benefits Rider (AR-512 1/09) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.
(a-3) Variable Annuity Living Benefits Rider (AR-512P 1/09) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.
(b-3) Guaranteed Income Benefit Rider (AGIB 6/08) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.
(c-3) Section 403(b) Annuity Endorsement (32481-I-12/08) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.
(d-3) Variable Annuity Living Benefits Rider (LINC 2.0) (AR-529 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.
(e-3) Guaranteed Income Benefit Rider (GIB v4) (AR-528 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.
(f-3) Contract Benefit Data (CBD 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.
(g-3) Variable Annuity Payment Option Rider (I4LA-NQ 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.
(h-3) Variable Annuity Payment Option Rider (I4LA-Q 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.
(i-3) Long-Term Care Benefits Rider (AR 518 3/10 Level) incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-138190) filed on December 22, 2010.
(j-3) Long-Term Care Benefits Rider (AR 519 3/10 Growth) incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-138190) filed on December 22, 2010.
(k-3) Contract Amendment for LTC Benefits (AA 531 3/10) incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-138190) filed on December 22, 2010.
(l-3) LTC Fixed Account Rider (AR 532) incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-138190) filed on December 22, 2010.
(m-3) LTC Benefit Specifications (AS 533) incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-138190) filed on December 22, 2010.
(n-3) Long-Term Care Coverage Endorsement (AE 517) incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-138190) filed on December 22, 2010.
(o-3) Variable Annuity Living Benefit Rider (LINC 2 + Protected Funds) (AR-529 8/10) incorporated herein by reference to Post-Effective Amendment No. 2 (File No. 333-170695) filed January 30, 2012.
(p-3) Guaranteed Income Later Rider (4LATER Adv Protected Funds) (AR-547 3/12) incorporated herein by reference to Registration on Form N-4 (File No. 333-181612) filed on May 23, 2012.
(q-3) Contract Amendment – Maturity Date (AR-554 10/14) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-181616) filed on April 8, 2015.
(r-3) Variable Annuity Living Benefit Rider (Market Select Advantage) (AR-591) incorporated herein by reference to Post-Effective Amendment No. 63 (File No. 333-40937) filed on April 12, 2016.
(s-3) Variable Annuity Living Benefits Rider (Market Select Advantage/LINC 2.0) (AR-607) incorporated herein by reference to Post-Effective Amendment No. 69 (File No. 333-40937) filed on April 11, 2018.
(t-3) Guaranteed Income Later Rider (4LATER Select Adv) (AR-547 03/18) incorporated herein by reference to Post-Effective Amendment No. 69 (File No. 333-40937) filed on April 11, 2018.
(5)(a) ChoicePlus Access Application incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-36316) filed July 19, 2000.
(b) ChoicePlus II Access Application incorporated by reference to Post-Effective Amendment No. 4 (File No. 333-36316) filed on August 8, 2001.
(c) ChoicePlus Assurance (C Share) Application (CPAC1/08) incorporated herein by reference to Post-Effective Amendment No. 37 (File No. 333-36316) filed on April 10, 2008.
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(6)(a) Articles of Incorporation of The Lincoln National Life Insurance Company incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-04999) filed on September 24, 1996.
(b) By-laws of The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 3 on Form N-6 (File No. 333-118478) filed on April 5, 2007.
(7)(a) Automatic Indemnity Reinsurance Agreement Amended and Restated as of October 1, 2009 between The Lincoln National Life Insurance Company and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 43 (File No. 033-26032) filed on April 7, 2010.
Amendments to the Automatic Indemnity Reinsurance Agreement incorporated herein by reference to Post-Effective Amendment No. 28 (File No. 333-138190) filed on November 5, 2013.
Amendment No. 4 to the Automatic Indemnity Reinsurance Agreement incorporated herein by reference to Post-Effective Amendment No. 69 (File No. 333-40937) filed on April 11, 2018.
(b) Automatic Reinsurance Agreement effective July 1, 2007 between The Lincoln National Life Insurance Company and Swiss Re Life & Health America Inc. incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-138190) filed on April 8, 2008.
Amendments to Automatic Reinsurance Agreement effective July 1, 2007 between The Lincoln National Life Insurance Company and Swiss Re Life & Health America Inc. incorporated herein by reference to Post-Effective Amendment No. 40 (File No. 333-40937) filed on April 7, 2010.
Amendment No. 3 to Automatic Reinsurance Agreement effective July 1, 2007 between The Lincoln National Life Insurance Company and Swiss Re Life & Health America Inc. incorporated herein by reference to Post-Effective Amendment No. 69 (File No. 333-40937) filed on April 11, 2018.
(c) Third Amended and Restated Reinsurance Agreement between The Lincoln National Life Insurance Company and Union Hamilton Reinsurance, LTD incorporated herein by reference to Post-Effective Amendment No. 17 (File No. 333-170529) filed on April 26, 2016.
Amendments to Third Amended and Restated Reinsurance Agreement between The Lincoln National Life Insurance Company and Union Hamilton Reinsurance, LTD incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-170529) filed on April 24, 2018.
(8)(a) Fund Participation Agreements and Amendments between The Lincoln National Life Insurance Company and:
(i) AIM (Invesco) Variable Insurance Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 21 on Form N-6 (File No. 333-146507) filed on April 2, 2013.
(ii) AllianceBernstein Variable Product Series Fund incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(iii) American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 26 on Form N-6 (File No. 333-146507) filed on April 3, 2017.
(iv) BlackRock Variable Series Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 16 on Form N-6 (File No. 333-146507) filed on April 1, 2011.
(v) Delaware VIP Trust incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(vi) Deutsche Investments VIT Funds incorporated herein by reference to Post-Effective Amendment No. 21 on Form N-6 (File No. 333-146507) filed on April 2, 2013.
(vii) Deutsche Variable Series II incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(viii) Fidelity Variable Insurance Products Fund incorporated herein by reference to Post-Effective Amendment No. 34 on Form N-6 (File No. 333-125790) filed on April 9, 2018.
(ix) Franklin Templeton Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(x) Janus Aspen Series incorporated herein by reference to Post-Effective Amendment No. 13 on Form N-6 (File No. 333-146507) filed on April 1, 2010.
(xi) JPMorgan Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 26 on Form N-6 (File No. 333-146507) filed on April 3, 2017.
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(xii) Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC, and Legg Mason Partners Fund Advisor, LLC incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015; amendment incorporated herein by reference to Post-Effective Amendment No. 21 (File No. 333-186894) filed on February 9, 2018.
(xiii) Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 24 on Form N-6 (File No. 333-146507) filed on April 1, 2016.
(xiv) MFS Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(xv) Neuberger Berman Advisers Management Trust incorporated herein by reference to Post-Effective Amendment No. 21 on Form N-6 (File No. 333-146507) filed on April 2, 2013.
(xvi) PIMCO Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015; amendment incorporated herein by reference to Post-Effective Amendment No. 21 (File No. 333-186894) filed on February 9, 2018.
(xvii) Putnam Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 26 on Form N-6 (File No. 333-146507) filed on April 3, 2017.
(xviii) American Century Investment Services, Inc. incorporated herein by reference to Post-Effective Amendment No. 26 on Form N-6 (File No. 333-146507) filed on April 3, 2017; amendments incorporated herein by reference to Post-Effective Amendment No. 21 (File No. 333-186894) filed on February 9, 2018.
(xix) First Trust Variable Insurance Trust and First Trust Portfolios, L.P. incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-193272) filed on April 13, 2016.
(xx) ALPS Variable Investment Trust incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-193272) filed on April 28, 2015; amendment incorporated herein by reference to Post-Effective Amendment No. 2 (File No. 333-193272) filed on June 4, 2015; amendments incorporated herein by reference to Post-Effective Amendment No. 21 (File No. 333-186894) filed on February 9, 2018.
(b) Rule 22c-2 Agreements between The Lincoln National Life Insurance Company and:
(i) AIM Variable Insurance Funds incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(ii) American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(iii) BlackRock Variable Series Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-68842) filed on June 22, 2009.
(iv) Delaware VIP Trust incorporated herein by reference to Post-Effective Amendment No. 57 (File No. 333-36316) filed on March 30, 2012.
(v) Fidelity Variable Insurance Products Fund incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(vi) Franklin Templeton Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(vii) Janus Aspen Series incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(viii) Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(ix) MFS Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(x) Neuberger Berman Advisers Management Trust incorporated herein by reference to Post-Effective Amendment No. 57 (File No. 333-36316) filed on March 30, 2012.
(xi) Putnam Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(xii) American Century Investment Services, Inc. incorporated herein by reference to Post-Effective Amendment No. 29 (File No. 333-61554) filed on March 16, 2009.
(xiii) ALPS Variable Investment Trust incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-193272) filed on April 28, 2015.
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(c) Accounting and Financial Administration Services Agreement dated October 1, 2007 among Mellon Bank, N.A., The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-147673) filed on November 28, 2007.
(9)(a) Opinion and Consent of Mary Jo Ardington, Counsel of The Lincoln National Life Insurance Company as to legality of securities being issued incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-36316) filed on July 19, 2000.
(b) Opinion and Consent of Mary Jo Ardington, Counsel of The Lincoln National Life Insurance Company as to legality of securities being issued incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36316) filed on June 15, 2001.
(c) Opinion and Consent of Mary Jo Ardington, Counsel of The Lincoln National Life Insurance Company as to legality of securities being issued incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-36316) filed on April 22, 2003.
(10)(a) Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm
(b) Power of Attorney - Principal Officers and Directors of The Lincoln National Life Insurance Company
(11) Not applicable
(12) Not applicable
(13) Organizational Chart of the Lincoln National Insurance Holding Company incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-222786) filed on January 30, 2018.
Item 25. Directors and Officers of the Depositor
The following list contains the officers and directors of The Lincoln National Life Insurance Company who are engaged directly or indirectly in activities relating to Lincoln Life Variable Annuity Account N as well as the contracts. The list also shows The Lincoln National Life Insurance Company's executive officers.
Name	Positions and Offices with Depositor
Ellen G. Cooper*	Executive Vice President, Chief Investment Officer, and Director
Jeffrey D. Coutts*	Senior Vice President and Treasurer
Randal J. Freitag*	Executive Vice President, Chief Financial Officer, and Director
Wilford H. Fuller*	Executive Vice President and Director
Dennis R. Glass*	President and Director
Andrea D. Goodrich*	Senior Vice President and Secretary
Stephen B. Harris*	Senior Vice President and Chief Ethics and Compliance Officer
Kirkland L. Hicks*	Executive Vice President, Director, and General Counsel
Christine Janofsky*	Senior Vice President, Chief Accounting Officer, and Controller
Keith J. Ryan**	Vice President and Director
Joseph D. Spada***	Vice President and Chief Compliance Officer for Separate Accounts
*Principal business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor, PA 19087
**Principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802
***Principal business address is 350 Church Street, Hartford, Connecticut 06096
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant
See Exhibit 13: Organizational Chart of the Lincoln National Insurance Holding Company System.
Item 27. Number of Contractowners
As of February 28, 2018 there were 363,361 contract owners under Account N.
Item 28. Indemnification
a) Brief description of indemnification provisions.
In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (Lincoln Life or Company) provides that Lincoln Life will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was
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a director, officer, or employee of Lincoln Life, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, Lincoln Life. Certain additional conditions apply to indemnification in criminal proceedings.
In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln Life.
Please refer to Article VII of the By-Laws of Lincoln Life (Exhibit no. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.
b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:
Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
(a) Lincoln Financial Distributors, Inc. (“LFD”) currently serves as Principal Underwriter for: Lincoln National Variable Annuity Account C; Lincoln National Flexible Premium Variable Life Account D; Lincoln National Variable Annuity Account E; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Flexible Premium Variable Life Account G; Lincoln National Variable Annuity Account H; Lincoln Life & Annuity Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln New York Account N for Variable Annuities; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; LLANY Separate Account R for Flexible Premium Variable Life Insurance; Lincoln Life Flexible Premium Variable Life Account S; LLANY Separate Account S for Flexible Premium Variable Life Insurance; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; and Lincoln Life Flexible Premium Variable Life Account Y and Lincoln Life & Annuity Flexible Premium Variable Life Account Y; Lincoln Life Variable Annuity Account JF-H; Lincoln Life Variable Annuity Account JF-I; Lincoln Life Flexible Premium Variable Life Account JF-A; Lincoln Life Flexible Premium Variable Life Account JF-C; Lincoln Life Variable Annuity Account JL-A; Lincoln Life & Annuity Flexible Premium Variable Life Account JA-B; Lincoln Variable Insurance Products Trust; Lincoln Advisors Trust.
(b) Officers and Directors of Lincoln Financial Distributors, Inc.:
Name	Positions and Offices with Underwriter
Andrew J. Bucklee*	Senior Vice President and Director
Patrick J. Caulfield**	Vice President, Chief Compliance Officer and Senior Counsel
Jeffrey D. Coutts*	Senior Vice President and Treasurer
Wilford H. Fuller*	President, Chief Executive Officer and Director
John C. Kennedy*	Senior Vice President, Head of Retirement Solutions Distribution, and Director
Thomas P. O'Neill*	Senior Vice President and Chief Operating Officer
Christopher P. Potochar*	Senior Vice President and Director, Head of Finance and Strategy
Nancy A. Smith*	Secretary
*Principal Business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor, PA 19087
**Principal Business address is 350 Church Street, Hartford, CT 06103
(c) N/A
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Item 30. Location of Accounts and Records
All accounts, books, and other documents, except accounting records, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company, 1300 South Clinton Street, Fort Wayne, Indiana 46802. The accounting records are maintained by The Bank of New York Mellon, One Mellon Bank Center, 500 Grant Street, Pittsburgh, PA 15258.
Item 31. Management Services
Not Applicable.
Item 32. Undertakings
(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.
(b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or a similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.
(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Lincoln Life at the address or phone number listed in the Prospectus.
(d) The Lincoln National Life Insurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Lincoln National Life Insurance Company.
(e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.
SIGNATURES
(a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 77 to the registration statement to be signed on its behalf, in the City of Hartford, and State of Connecticut on this 19th day of April, 2018.
Lincoln Life Variable Annuity Account N (Registrant) Lincoln ChoicePlusSM Access, Lincoln ChoicePlusSM II Access, and Lincoln ChoicePlus AssuranceSM (C Share)
By:	/s/ Kimberly A. Genovese Kimberly A. Genovese Assistant Vice President, The Lincoln National Life Insurance Company (Title)
THE LINCOLN NATIONAL LIFE INSURANCE COMPANY (Depositor)
By:	/s/ Stephen R. Turer Stephen R. Turer (Signature-Officer of Depositor) Senior Vice President, The Lincoln National Life Insurance Company (Title)
(b) As required by the Securities Act of 1933, this Amendment to the registration statement has been signed by the following persons in their capacities indicated on April 19, 2018.
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Signature	Title
*/s/ Dennis R. Glass Dennis R. Glass	President and Director (Principal Executive Officer)
*/s/ Ellen Cooper Ellen Cooper	Executive Vice President, Chief Investment Officer and Director
*/s/ Randal J. Freitag Randal J. Freitag	Executive Vice President, Chief Financial Officer and Director (Principal Financial Officer)
*/s/ Wilford H. Fuller Wilford H. Fuller	Executive Vice President and Director
*/s/ Kirkland L. Hicks Kirkland L. Hicks	Executive Vice President, Director, and General Counsel
*/s/ Keith J. Ryan Keith J. Ryan	Vice President and Director
*By: /s/ Kimberly A. Genovese Kimberly A. Genovese	Pursuant to a Power of Attorney
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